Quarterly Report
March 31, 2019
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.6%
Acadia Realty Trust REIT	340,314	$9,280,363
Alexandria Real Estate Equities, Inc. REIT	472,213	67,318,685
American Assets Trust, Inc. REIT	157,793	7,236,387
American Campus Communities, Inc. REIT	574,380	27,329,000
American Homes 4 Rent Class A REIT	1,079,517	24,526,626
Apartment Investment & Management Co. Class A REIT	650,529	32,715,103
Apple Hospitality REIT, Inc.	898,289	14,642,111
Ashford Hospitality Trust, Inc. REIT	374,231	1,777,597
AvalonBay Communities, Inc. REIT	580,076	116,438,656
Boston Properties, Inc. REIT	647,102	86,634,016
Brandywine Realty Trust REIT	742,727	11,779,650
Brixmor Property Group, Inc. REIT	1,253,971	23,035,447
Camden Property Trust REIT	404,841	41,091,362
CBL & Associates Properties, Inc. REIT (a)	731,243	1,133,427
Chatham Lodging Trust REIT	198,322	3,815,715
Chesapeake Lodging Trust REIT	253,221	7,042,076
Columbia Property Trust, Inc. REIT	487,875	10,982,066
CorePoint Lodging, Inc. REIT	173,442	1,937,347
Corporate Office Properties Trust REIT	464,017	12,667,664
Cousins Properties, Inc. REIT	1,756,429	16,967,104
CubeSmart REIT	782,255	25,063,450
DiamondRock Hospitality Co. REIT	846,135	9,163,642
Digital Realty Trust, Inc. REIT	870,344	103,570,936
Douglas Emmett, Inc. REIT	677,762	27,395,140
Duke Realty Corp. REIT	1,502,715	45,953,025
Easterly Government Properties, Inc. REIT	253,299	4,561,915
EastGroup Properties, Inc. REIT	152,382	17,011,926
Equity Commonwealth REIT	507,989	16,606,160
Equity LifeStyle Properties, Inc. REIT	376,108	42,989,144
Equity Residential REIT	1,549,299	116,693,201
Essex Property Trust, Inc. REIT	274,913	79,515,836
Extra Space Storage, Inc. REIT	533,288	54,347,380
Federal Realty Investment Trust REIT	311,605	42,954,749
First Industrial Realty Trust, Inc. REIT	529,016	18,706,006
Franklin Street Properties Corp. REIT	454,154	3,265,367
Front Yard Residential Corp. REIT	211,832	1,963,683
HCP, Inc. REIT	1,998,961	62,567,479
Healthcare Realty Trust, Inc. REIT	523,508	16,809,842
Hersha Hospitality Trust REIT	152,276	2,610,011
Highwoods Properties, Inc. REIT	434,822	20,340,973
Hospitality Properties Trust REIT	687,156	18,079,074
Host Hotels & Resorts, Inc. REIT	3,101,765	58,623,359
Hudson Pacific Properties, Inc. REIT	648,158	22,309,598
Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	378,704	$4,086,216
Invitation Homes, Inc. REIT	1,418,137	34,503,273
JBG SMITH Properties REIT	461,069	19,065,203
Kilroy Realty Corp. REIT	423,119	32,140,119
Kimco Realty Corp. REIT	1,761,973	32,596,501
Kite Realty Group Trust REIT	348,982	5,580,222
Liberty Property Trust REIT	618,632	29,954,161
Life Storage, Inc. REIT	194,888	18,956,756
LTC Properties, Inc. REIT	165,610	7,584,938
Macerich Co. REIT	442,407	19,178,343
Mack-Cali Realty Corp. REIT	376,681	8,362,318
Mid-America Apartment Communities, Inc. REIT	476,444	52,089,623
National Storage Affiliates Trust REIT	236,315	6,737,341
NorthStar Realty Europe Corp. REIT	206,824	3,590,465
Paramount Group, Inc. REIT	837,402	11,882,734
Park Hotels & Resorts, Inc. REIT	843,345	26,211,163
Pebblebrook Hotel Trust REIT	545,728	16,950,312
Pennsylvania Real Estate Investment Trust (a)	269,533	1,695,363
Piedmont Office Realty Trust, Inc. Class A REIT	527,553	10,999,480
Prologis, Inc. REIT	2,639,588	189,918,357
PS Business Parks, Inc. REIT	83,366	13,074,290
Public Storage REIT	628,456	136,865,148
QTS Realty Trust, Inc. Class A REIT	231,155	10,399,663
Regency Centers Corp. REIT	700,680	47,288,893
Retail Opportunity Investments Corp. REIT	475,375	8,243,003
Retail Properties of America, Inc. Class A REIT	891,115	10,862,692
Retail Value, Inc. REIT	66,587	2,075,517
Rexford Industrial Realty, Inc. REIT	406,716	14,564,500
RLJ Lodging Trust REIT	731,625	12,854,651
RPT Realty REIT	332,880	3,997,889
Ryman Hospitality Properties, Inc. REIT	215,528	17,725,023
Senior Housing Properties Trust REIT	992,614	11,692,993
Seritage Growth Properties Class A REIT (a)	115,835	5,147,707
Simon Property Group, Inc. REIT	1,293,749	235,734,005
SITE Centers Corp. REIT	598,444	8,150,807
SL Green Realty Corp. REIT	350,665	31,531,797
Summit Hotel Properties, Inc. REIT	435,968	4,974,395
Sun Communities, Inc. REIT	361,888	42,890,966
Sunstone Hotel Investors, Inc. REIT	953,324	13,727,866
Tanger Factory Outlet Centers, Inc. REIT	391,770	8,219,335
Taubman Centers, Inc. REIT	255,268	13,498,572
Tier REIT, Inc.	224,797	6,442,682
UDR, Inc. REIT	1,154,557	52,486,161
Universal Health Realty Income Trust REIT	53,520	4,051,999
Urban Edge Properties REIT	477,022	9,063,418

See accompanying notes to schedules of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Ventas, Inc. REIT	1,491,725	$95,186,972
Vornado Realty Trust REIT	726,375	48,986,730
Washington Prime Group, Inc. REIT (a)	773,352	4,369,439
Washington Real Estate Investment Trust	333,501	9,464,758
Weingarten Realty Investors REIT	499,650	14,674,721
Welltower, Inc. REIT	1,617,988	125,555,869
Xenia Hotels & Resorts, Inc. REIT	469,597	10,288,870
TOTAL COMMON STOCKS (Cost $2,623,928,809)		2,895,626,517
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c)	6,410,891	6,410,891
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	7,024,660	7,024,660
TOTAL SHORT-TERM INVESTMENTS (Cost $13,435,551)		13,435,551
TOTAL INVESTMENTS — 100.1% (Cost $2,637,364,360)		2,909,062,068
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,823,004)
NET ASSETS — 100.0%		$2,906,239,064

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,895,626,517	$—	$—	$2,895,626,517
Short-Term Investments	13,435,551	—	—	13,435,551
TOTAL INVESTMENTS	$2,909,062,068	$—	$—	$2,909,062,068
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,839,904	$4,839,904	$184,141,216	$182,570,229	$—	$—	6,410,891	$6,410,891	$54,589	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,014,238	7,014,238	59,077,066	59,066,644	—	—	7,024,660	7,024,660	49,047	—
Total		$11,854,142	$243,218,282	$241,636,873	$—	$—		$13,435,551	$103,636	$—
See accompanying notes to schedules of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CAPITAL MARKETS — 1.0%
Blucora, Inc. (a)	24,337	$812,369
COMMUNICATIONS EQUIPMENT — 2.6%
InterDigital, Inc.	9,266	611,371
Motorola Solutions, Inc.	5,250	737,205
NetScout Systems, Inc. (a)	25,300	710,171
		2,058,747
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Fitbit, Inc. Class A (a) (b)	135,692	803,297
Insight Enterprises, Inc. (a)	15,768	868,186
KEMET Corp.	38,257	649,221
		2,320,704
ENTERTAINMENT — 5.5%
Bilibili, Inc. ADR (a) (b)	43,686	827,849
Glu Mobile, Inc. (a)	84,485	924,266
iQIYI, Inc. ADR (a) (b)	37,565	898,555
Netflix, Inc. (a)	2,491	888,191
Spotify Technology SA (a)	5,291	734,391
		4,273,252
HEALTH CARE TECHNOLOGY — 1.8%
Veeva Systems, Inc. Class A (a)	7,275	922,906
Vocera Communications, Inc. (a)	16,385	518,258
		1,441,164
HOUSEHOLD DURABLES — 1.6%
Roku, Inc. (a) (b)	19,895	1,283,426
INTERACTIVE MEDIA & SERVICES — 16.1%
58.com, Inc. ADR (a)	11,081	727,800
Alphabet, Inc. Class A (a)	632	743,795
ANGI Homeservices, Inc. Class A (a) (b)	40,199	620,673
Autohome, Inc. ADR (a) (b)	7,602	799,122
Bitauto Holdings, Ltd. ADR (a) (b)	34,010	541,439
Cargurus, Inc. (a)	19,128	766,268
Facebook, Inc. Class A (a)	4,616	769,441
Momo, Inc. ADR (a)	26,364	1,008,159
SINA Corp. (a)	10,702	633,986
Snap, Inc. Class A (a)	112,313	1,237,689
TrueCar, Inc. (a) (b)	67,846	450,497
Twitter, Inc. (a)	18,536	609,464
Weibo Corp. ADR (a) (b)	10,299	638,435
Yandex NV Class A (a)	23,737	815,129
Yelp, Inc. (a)	18,869	650,981
YY, Inc. ADR (a)	10,131	851,105
Zillow Group, Inc. Class C (a) (b)	20,535	713,386
		12,577,369
INTERNET & DIRECT MARKETING RETAIL — 1.7%
Groupon, Inc. (a)	211,750	751,713
Quotient Technology, Inc. (a)	56,299	555,671
		1,307,384
Security Description	Shares	Value
IT SERVICES — 6.9%
Jack Henry & Associates, Inc.	5,062	$702,302
MongoDB, Inc. (a) (b)	7,341	1,079,274
Okta, Inc. (a)	9,952	823,329
Shopify, Inc. Class A (a)	4,743	979,999
Twilio, Inc. Class A (a) (b)	7,257	937,459
Wix.com, Ltd. (a)	7,626	921,449
		5,443,812
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.4%
Advanced Energy Industries, Inc. (a)	16,212	805,412
Advanced Micro Devices, Inc. (a) (b)	33,369	851,577
Applied Materials, Inc.	20,364	807,636
Cohu, Inc.	39,934	589,027
FormFactor, Inc. (a)	45,950	739,335
Inphi Corp. (a)	20,173	882,367
Lam Research Corp.	4,912	879,297
Micron Technology, Inc. (a)	19,442	803,538
MKS Instruments, Inc.	10,256	954,321
NVIDIA Corp.	4,540	815,202
Teradyne, Inc.	20,452	814,808
		8,942,520
SOFTWARE — 43.9%
2U, Inc. (a) (b)	12,005	850,554
ACI Worldwide, Inc. (a)	24,204	795,585
Alteryx, Inc. Class A (a)	10,320	865,538
Appfolio, Inc. Class A (a)	11,037	876,338
Appian Corp. (a) (b)	24,874	856,412
Atlassian Corp. PLC Class A (a)	7,992	898,221
Carbon Black, Inc. (a)	46,989	655,497
Check Point Software Technologies, Ltd. (a)	6,190	782,973
Citrix Systems, Inc.	6,091	607,029
Cloudera, Inc. (a)	107,998	1,181,498
CyberArk Software, Ltd. (a)	8,990	1,070,260
DocuSign, Inc. (a)	15,502	803,624
Dropbox, Inc. Class A (a)	29,419	641,334
Ebix, Inc. (b)	15,317	756,200
Ellie Mae, Inc. (a)	10,364	1,022,823
Everbridge, Inc. (a) (b)	12,416	931,324
Fair Isaac Corp. (a)	3,552	964,830
FireEye, Inc. (a) (b)	35,786	600,847
Guidewire Software, Inc. (a)	8,031	780,292
Instructure, Inc. (a)	17,717	834,825
j2 Global, Inc. (b)	9,395	813,607
LogMeIn, Inc.	7,811	625,661
Mimecast, Ltd. (a)	19,895	942,028
New Relic, Inc. (a)	7,628	752,884
Proofpoint, Inc. (a)	7,466	906,596
Q2 Holdings, Inc. (a)	13,522	936,534
Qualys, Inc. (a)	8,318	688,231
Rapid7, Inc. (a)	20,327	1,028,749
RealPage, Inc. (a)	13,821	838,796
SailPoint Technologies Holding, Inc. (a)	27,339	785,176

See accompanying notes to schedules of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Splunk, Inc. (a)	6,316	$786,974
SS&C Technologies Holdings, Inc.	14,537	925,862
Symantec Corp.	30,825	708,667
Tableau Software, Inc. Class A (a) (b)	5,159	656,638
Talend SA ADR (a)	18,937	957,644
Tenable Holdings, Inc. (a) (b)	25,821	817,493
Teradata Corp. (a)	17,768	775,573
Varonis Systems, Inc. (a)	11,766	701,607
VMware, Inc. Class A	5,062	913,742
Yext, Inc. (a) (b)	43,542	951,828
Zscaler, Inc. (a) (b)	15,655	1,110,409
		34,400,703
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	4,018	763,219
Pure Storage, Inc. Class A (a)	38,815	845,779
Western Digital Corp.	17,146	824,037
		2,433,035
THRIFTS & MORTGAGE FINANCE — 1.3%
LendingTree, Inc. (a) (b)	2,872	1,009,680
TOTAL COMMON STOCKS (Cost $70,497,460)		78,304,165
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	46,878	46,878
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,601,768	$2,601,768
TOTAL SHORT-TERM INVESTMENTS (Cost $2,648,646)		2,648,646
TOTAL INVESTMENTS — 103.3% (Cost $73,146,106)		80,952,811
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(2,608,948)
NET ASSETS — 100.0%		$78,343,863
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$78,304,165	$—	$—	$78,304,165
Short-Term Investments	2,648,646	—	—	2,648,646
TOTAL INVESTMENTS	$80,952,811	$—	$—	$80,952,811
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,482	$27,482	$4,742,613	$4,723,217	$—	$—	46,878	$46,878	$1,471	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,048,418	2,048,418	44,227,207	43,673,857	—	—	2,601,768	2,601,768	42,575	—
Total		$2,075,900	$48,969,820	$48,397,074	$—	$—		$2,648,646	$44,046	$—
See accompanying notes to schedules of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.4%
BHP Group, Ltd.	28,893	$789,974
National Australia Bank, Ltd. (a)	33,592	602,995
		1,392,969
BELGIUM — 0.6%
Anheuser-Busch InBev SA	7,403	621,439
BRAZIL — 1.1%
Petroleo Brasileiro SA Preference Shares ADR	71,795	1,026,668
Petroleo Brasileiro SA Preference Shares	3,200	23,073
		1,049,741
CANADA — 1.3%
Nutrien, Ltd.	11,635	613,822
Royal Bank of Canada	8,240	621,847
		1,235,669
CHINA — 4.8%
Alibaba Group Holding, Ltd. ADR (b)	4,001	729,982
China Construction Bank Corp. Class H	784,288	672,394
China Mobile, Ltd.	66,543	678,150
China Petroleum & Chemical Corp. Class H	678,147	534,746
Industrial & Commercial Bank of China, Ltd. Class H	944,110	691,550
PetroChina Co., Ltd. Class H	856,601	555,430
Tencent Holdings, Ltd.	15,506	713,083
		4,575,335
DENMARK — 0.9%
Vestas Wind Systems A/S	10,124	852,721
FINLAND — 0.6%
Sampo Oyj Class A	12,927	586,554
FRANCE — 5.8%
Air Liquide SA	5,257	669,085
BNP Paribas SA	11,000	526,291
Carrefour SA	35,062	655,500
Cie de Saint-Gobain	15,684	569,004
Engie SA	45,658	680,827
LVMH Moet Hennessy Louis Vuitton SE	1,937	713,170
Societe Generale SA	15,848	458,664
TOTAL SA (a)	10,414	579,055
Vinci SA	6,985	680,154
		5,531,750
GERMANY — 4.4%
Allianz SE	3,004	668,807
BASF SE	7,279	535,591
Daimler AG	10,200	598,423
Deutsche Bank AG	57,957	472,459
E.ON SE	64,481	717,653
Security Description	Shares	Value
SAP SE	5,437	$628,808
Siemens AG	5,184	558,453
		4,180,194
HONG KONG — 0.6%
CLP Holdings, Ltd.	53,827	623,986
INDIA — 1.5%
Infosys, Ltd. ADR	61,492	672,107
Reliance Industries, Ltd. GDR (c)	10,791	432,719
Reliance Industries, Ltd.	15,768	310,296
		1,415,122
IRELAND — 0.7%
Accenture PLC Class A	3,896	685,774
ITALY — 1.3%
Assicurazioni Generali SpA	37,655	697,635
UniCredit SpA	42,337	543,265
		1,240,900
JAPAN — 9.2%
Bridgestone Corp.	17,827	687,085
Canon, Inc.	21,283	617,810
Honda Motor Co., Ltd.	22,905	619,781
Komatsu, Ltd. (a)	23,447	544,523
Mitsubishi Corp.	22,411	622,410
Mitsubishi UFJ Financial Group, Inc.	107,289	533,125
Mitsui & Co., Ltd.	38,373	595,781
Mizuho Financial Group, Inc.	378,121	585,193
Nippon Steel & Sumitomo Metal Corp.	33,861	597,772
Panasonic Corp.	57,005	491,432
Seven & i Holdings Co., Ltd.	14,718	555,291
SoftBank Group Corp.	6,678	648,282
Sony Corp.	11,029	462,842
Takeda Pharmaceutical Co., Ltd.	15,701	641,317
Toyota Motor Corp.	10,795	632,671
		8,835,315
LUXEMBOURG — 0.5%
ArcelorMittal	22,581	457,862
MEXICO — 0.6%
America Movil SAB de CV Series L	783,194	560,419
NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A	486	15,285
Royal Dutch Shell PLC Class B	9,181	290,469
Royal Dutch Shell PLC Class A	10,759	338,019
		643,773
RUSSIA — 0.7%
Gazprom PJSC ADR	144,817	653,704
SOUTH AFRICA — 1.7%
MTN Group, Ltd. (a)	139,042	854,427
Naspers, Ltd. Class N	3,193	737,767
		1,592,194

See accompanying notes to schedules of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	597	$585,657
Samsung Electronics Co., Ltd.	1,255	49,366
		635,023
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	103,948	594,445
Banco Santander SA	130,477	607,194
Telefonica SA	83,825	703,004
		1,904,643
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	75,411	694,491
SWITZERLAND — 3.9%
ABB, Ltd.	27,497	516,587
Credit Suisse Group AG	44,157	514,552
Nestle SA	7,769	740,313
Novartis AG	7,752	745,543
Roche Holding AG	2,668	734,979
UBS Group AG	42,351	513,281
		3,765,255
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,119	619,274
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	15,931
		635,205
UNITED KINGDOM — 7.1%
Anglo American PLC (a)	32,668	874,135
AstraZeneca PLC	8,853	707,728
BAE Systems PLC	79,856	501,968
BP PLC	92,072	670,057
GlaxoSmithKline PLC	33,676	700,700
HSBC Holdings PLC	76,004	617,298
National Grid PLC	63,820	707,531
Rio Tinto PLC	14,038	816,016
Tesco PLC	215,650	652,208
Vodafone Group PLC	301,982	550,110
		6,797,751
UNITED STATES — 45.8%
3M Co.	3,134	651,183
Abbott Laboratories	9,621	769,103
Alphabet, Inc. Class A (b)	279	328,352
Alphabet, Inc. Class C (b)	284	333,220
Amazon.com, Inc. (b)	331	589,428
American Express Co.	6,047	660,937
American International Group, Inc.	12,434	535,408
Amgen, Inc.	3,348	636,053
Apple, Inc.	2,910	552,754
Arconic, Inc.	29,010	554,381
AT&T, Inc.	19,588	614,280
Bank of America Corp.	21,652	597,379
Bank of New York Mellon Corp.	12,814	646,210
Security Description	Shares	Value
Baxter International, Inc.	8,485	$689,915
Berkshire Hathaway, Inc. Class B (b)	3,011	604,880
Boeing Co.	1,811	690,752
Booking Holdings, Inc. (b)	340	593,269
Carnival Corp.	10,288	521,807
Caterpillar, Inc.	4,597	622,848
Chevron Corp.	5,650	695,967
Cisco Systems, Inc.	13,944	752,837
Coca-Cola Co.	14,365	673,144
Colgate-Palmolive Co.	9,682	663,604
ConocoPhillips	8,964	598,257
CVS Health Corp.	8,571	462,234
Deere & Co.	4,509	720,719
DowDuPont, Inc.	9,600	511,776
Duke Energy Corp.	8,073	726,570
eBay, Inc.	19,305	716,988
Exxon Mobil Corp.	7,957	642,926
Facebook, Inc. Class A (b)	4,062	677,095
FedEx Corp.	2,550	462,596
General Electric Co.	54,158	541,038
Gilead Sciences, Inc.	8,979	583,725
Goldman Sachs Group, Inc.	2,842	545,636
Home Depot, Inc.	3,154	605,221
Honeywell International, Inc.	4,192	666,193
HP, Inc.	26,419	513,321
Intel Corp.	14,507	779,026
International Business Machines Corp.	4,492	633,821
Johnson & Johnson	4,771	666,938
JPMorgan Chase & Co.	5,841	591,284
McDonald's Corp.	4,150	788,085
Medtronic PLC	6,816	620,801
Merck & Co., Inc.	9,410	782,630
Microsoft Corp.	5,815	685,821
Mondelez International, Inc. Class A	15,074	752,494
Netflix, Inc. (b)	1,787	637,173
NextEra Energy, Inc.	3,851	744,475
NIKE, Inc. Class B	7,903	665,512
Pfizer, Inc.	15,365	652,552
Philip Morris International, Inc.	8,313	734,786
Procter & Gamble Co.	7,892	821,163
QUALCOMM, Inc.	8,776	500,495
Schlumberger, Ltd.	10,739	467,898
Simon Property Group, Inc. REIT	3,589	653,952
Southwest Airlines Co.	10,535	546,872
Starbucks Corp.	12,100	899,514
Travelers Cos., Inc.	5,065	694,715
Union Pacific Corp.	4,239	708,761
United Parcel Service, Inc. Class B	5,477	612,000
United Technologies Corp.	4,828	622,281
UnitedHealth Group, Inc.	2,455	607,023
Verizon Communications, Inc.	12,142	717,956
Visa, Inc. Class A	4,507	703,948
Walmart, Inc.	6,987	681,442

See accompanying notes to schedules of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Walt Disney Co.	6,052	$672,014
Wells Fargo & Co.	12,104	584,865
Williams Cos., Inc.	23,592	677,562
		43,859,865
TOTAL COMMON STOCKS (Cost $83,798,273)		95,027,654

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	143,397	143,397
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	981,865	981,865
TOTAL SHORT-TERM INVESTMENTS (Cost $1,125,262)		1,125,262
TOTAL INVESTMENTS — 100.5% (Cost $84,923,535)		96,152,916
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(506,940)
NET ASSETS — 100.0%		$95,645,976

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$95,027,654	$—	$—	$95,027,654
Short-Term Investments	1,125,262	—	—	1,125,262
TOTAL INVESTMENTS	$96,152,916	$—	$—	$96,152,916
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	296,223	$296,223	$3,911,301	$4,064,127	$—	$—	143,397	$143,397	$2,661	$—
State Street Navigator Securities Lending Government Money Market Portfolio	474,461	474,461	9,937,180	9,429,776	—	—	981,865	981,865	6,129	—
Total		$770,684	$13,848,481	$13,493,903	$—	$—		$1,125,262	$8,790	$—
See accompanying notes to schedules of investments.

SPDR KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.6%
Tesla, Inc. (a)	314	$87,876
CHEMICALS — 3.9%
DowDuPont, Inc.	1,082	57,681
Huntsman Corp.	3,198	71,923
		129,604
CONSTRUCTION & ENGINEERING — 5.8%
Arcosa, Inc.	4,270	130,448
Valmont Industries, Inc.	497	64,660
		195,108
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	544	30,676
ELECTRIC UTILITIES — 14.5%
ALLETE, Inc.	1,387	114,053
Avangrid, Inc.	2,158	108,655
Cia Paranaense de Energia ADR	3,067	28,462
Enel Americas SA ADR	10,809	96,525
Enel Chile SA ADR	4,174	21,621
NextEra Energy, Inc.	615	118,892
		488,208
ELECTRICAL EQUIPMENT — 14.3%
ABB, Ltd. ADR	3,084	58,195
American Superconductor Corp. (a)	1,006	12,937
Ballard Power Systems, Inc. (a)	9,764	29,390
Enphase Energy, Inc. (a)	13,463	124,264
Plug Power, Inc. (a)	19,346	46,430
Sunrun, Inc. (a)	8,055	113,253
TPI Composites, Inc. (a)	2,543	72,781
Vivint Solar, Inc. (a)	4,992	24,810
		482,060
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
AU Optronics Corp. ADR	5,370	19,547
GAS UTILITIES — 3.3%
New Jersey Resources Corp.	2,261	112,575
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 15.1%
AES Corp.	7,239	130,881
Security Description	Shares	Value
Atlantica Yield PLC	2,898	$56,395
NRG Energy, Inc.	1,442	61,256
Ormat Technologies, Inc.	1,538	84,821
Pattern Energy Group, Inc. Class A	5,316	116,952
TerraForm Power, Inc. Class A	4,177	57,392
		507,697
INDUSTRIAL CONGLOMERATES — 4.8%
General Electric Co.	16,035	160,190
MACHINERY — 0.7%
Hyster-Yale Materials Handling, Inc.	369	23,011
MULTI-UTILITIES — 7.5%
Algonquin Power & Utilities Corp.	1,412	15,914
Consolidated Edison, Inc.	1,363	115,596
Sempra Energy	970	122,084
		253,594
OIL, GAS & CONSUMABLE FUELS — 3.8%
Enbridge, Inc.	3,521	127,671
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 22.0%
Applied Materials, Inc.	1,737	68,889
Canadian Solar, Inc. (a)	5,205	96,969
Daqo New Energy Corp. ADR (a)	2,300	75,969
First Solar, Inc. (a)	2,640	139,498
JinkoSolar Holding Co., Ltd. ADR (a)	4,228	76,104
KLA-Tencor Corp.	608	72,542
SolarEdge Technologies, Inc. (a)	2,956	111,382
SunPower Corp. (a)	15,393	100,208
		741,561
TOTAL COMMON STOCKS (Cost $2,994,120)		3,359,378
TOTAL INVESTMENTS — 99.8% (Cost $2,994,120)		3,359,378
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,771
NET ASSETS — 100.0%		$3,366,149
(a)	Non-income producing security.
ADR	= American Depositary Receipt

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,359,378	$—	$—	$3,359,378
TOTAL INVESTMENTS	$3,359,378	$—	$—	$3,359,378
See accompanying notes to schedules of investments.

SPDR KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

	Number of Shares Held at 10/23/18*	Value at 10/23/18*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$43,395	$43,395	$—	$—	—	$—	$49	$—
*	Commencement of operations.
See accompanying notes to schedules of investments.

SPDR KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 65.0%
Aerojet Rocketdyne Holdings, Inc. (a)	3,520	$125,066
Boeing Co.	372	141,888
BWX Technologies, Inc.	2,034	100,846
Elbit Systems, Ltd.	112	14,448
General Dynamics Corp.	509	86,164
Harris Corp.	862	137,670
HEICO Corp.	1,481	140,502
Hexcel Corp.	2,020	139,703
L3 Technologies, Inc.	478	98,645
Lockheed Martin Corp.	421	126,367
Maxar Technologies, Inc. (a)	6,145	24,703
Mercury Systems, Inc. (a)	1,773	113,614
Moog, Inc. Class A	817	71,038
Northrop Grumman Corp.	466	125,634
Raytheon Co.	729	132,736
Teledyne Technologies, Inc. (a)	590	139,836
TransDigm Group, Inc. (a)	248	112,589
United Technologies Corp.	1,006	129,663
		1,961,112
CONSTRUCTION & ENGINEERING — 3.6%
Jacobs Engineering Group, Inc.	1,426	107,221
CONTAINERS & PACKAGING — 3.4%
Ball Corp.	1,760	101,834
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.8%
Amphenol Corp. Class A	1,019	96,234
Park Electrochemical Corp.	713	11,194
TE Connectivity, Ltd.	1,161	93,751
TTM Technologies, Inc. (a)	8,155	95,658
		296,837
ENERGY EQUIPMENT & SERVICES — 5.2%
Forum Energy Technologies, Inc. (a)	12,272	62,710
TechnipFMC PLC	4,054	95,350
		158,060
Security Description	Shares	Value
IT SERVICES — 6.8%
CACI International, Inc. Class A (a)	764	$139,063
Science Applications International Corp.	867	66,716
		205,779
MACHINERY — 2.6%
ESCO Technologies, Inc.	610	40,888
Standex International Corp.	499	36,627
		77,515
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	989	104,112
TOTAL COMMON STOCKS (Cost $3,005,330)		3,012,470
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $2,632)	2,632	2,632
TOTAL INVESTMENTS — 100.0% (Cost $3,007,962)		3,015,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(208)
NET ASSETS — 100.0%		$3,014,894
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Amount is less than 0.05% of net assets.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,012,470	$—	$—	$3,012,470
Short-Term Investment	2,632	—	—	2,632
TOTAL INVESTMENTS	$3,015,102	$—	$—	$3,015,102
	Number of Shares Held at 10/23/18*	Value at 10/23/18*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$28,460	$25,828	$—	$—	2,632	$2,632	$76	$—
*	Commencement of operations.
See accompanying notes to schedules of investments.

SPDR KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 31.9%
Aerojet Rocketdyne Holdings, Inc. (a)	6,493	$230,696
Aerovironment, Inc. (a)	3,175	217,202
Boeing Co.	687	262,036
Cubic Corp.	3,159	177,662
Elbit Systems, Ltd.	520	67,080
Embraer SA ADR	8,271	157,232
General Dynamics Corp.	1,040	176,051
Harris Corp.	1,592	254,258
HEICO Corp.	2,736	259,564
Huntington Ingalls Industries, Inc.	873	180,886
KeyW Holding Corp. (a)	10,070	86,803
Kratos Defense & Security Solutions, Inc. (a)	16,250	253,987
L3 Technologies, Inc.	969	199,973
Lockheed Martin Corp.	778	233,524
Maxar Technologies, Inc. (a)	15,757	63,343
Mercury Systems, Inc. (a)	3,596	230,432
Northrop Grumman Corp.	864	232,934
Raytheon Co.	1,342	244,351
Teledyne Technologies, Inc. (a)	1,088	257,867
Textron, Inc.	4,327	219,206
TransDigm Group, Inc. (a)	505	229,265
United Technologies Corp.	1,458	187,922
Vectrus, Inc. (a)	2,344	62,327
		4,484,601
BUILDING PRODUCTS — 1.0%
Griffon Corp.	7,591	140,282
COMMUNICATIONS EQUIPMENT — 11.8%
Cisco Systems, Inc.	4,773	257,694
Comtech Telecommunications Corp.	6,124	142,199
F5 Networks, Inc. (a)	1,340	210,286
Juniper Networks, Inc.	8,011	212,051
NETGEAR, Inc. (a)	4,242	140,495
NetScout Systems, Inc. (a)	8,610	241,683
Radware, Ltd. (a)	7,275	190,096
ViaSat, Inc. (a)	3,385	262,338
		1,656,842
CONSTRUCTION & ENGINEERING — 1.6%
Jacobs Engineering Group, Inc.	2,900	218,051
ELECTRICAL EQUIPMENT — 1.4%
AMETEK, Inc.	2,458	203,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.6%
Amphenol Corp. Class A	2,083	196,718
Belden, Inc.	4,694	252,068
FLIR Systems, Inc.	5,115	243,372
OSI Systems, Inc. (a)	3,051	267,268
Park Electrochemical Corp.	3,313	52,014
TE Connectivity, Ltd.	2,375	191,781
		1,203,221
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Varex Imaging Corp. (a)	9,211	$312,069
IT SERVICES — 8.6%
Akamai Technologies, Inc. (a)	3,325	238,436
Leidos Holdings, Inc.	3,765	241,299
ManTech International Corp. Class A	4,129	223,049
Science Applications International Corp.	3,196	245,932
VeriSign, Inc. (a)	1,442	261,809
		1,210,525
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Bruker Corp.	7,245	278,498
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Rambus, Inc. (a)	22,915	239,462
SOFTWARE — 27.5%
Check Point Software Technologies, Ltd. (a)	2,088	264,111
CyberArk Software, Ltd. (a)	2,979	354,650
FireEye, Inc. (a)	11,458	192,380
ForeScout Technologies, Inc. (a)	8,607	360,719
Fortinet, Inc. (a)	3,099	260,223
Mimecast, Ltd. (a)	6,531	309,243
OneSpan, Inc. (a)	7,935	152,511
Palo Alto Networks, Inc. (a)	1,268	307,972
Proofpoint, Inc. (a)	2,429	294,954
Qualys, Inc. (a)	2,933	242,676
Rapid7, Inc. (a)	7,076	358,116
Symantec Corp.	10,176	233,946
Varonis Systems, Inc. (a)	3,916	233,511
Verint Systems, Inc. (a)	4,924	294,751
		3,859,763
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Dell Technologies, Inc. Class C (a)	3,850	225,956
TOTAL COMMON STOCKS (Cost $13,212,325)		14,033,210
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $13,266)	13,266	13,266
TOTAL INVESTMENTS — 100.0% (Cost $13,225,591)		14,046,476
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(4,082)
NET ASSETS — 100.0%		$14,042,394

See accompanying notes to schedules of investments.

SPDR KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,033,210	$—	$—	$14,033,210
Short-Term Investment	13,266	—	—	13,266
TOTAL INVESTMENTS	$14,046,476	$—	$—	$14,046,476
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,081	$7,081	$617,517	$611,332	$—	$—	13,266	$13,266	$214	$—
See accompanying notes to schedules of investments.

SPDR KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.2%
Cubic Corp.	4,811	$270,571
AUTO COMPONENTS — 3.4%
Lear Corp.	2,079	282,141
AUTOMOBILES — 1.7%
Toyota Motor Corp. ADR	1,173	138,438
BUILDING PRODUCTS — 6.5%
Johnson Controls International PLC	8,120	299,953
Resideo Technologies, Inc. (a)	12,599	243,035
		542,988
COMMERCIAL SERVICES & SUPPLIES — 4.5%
ADT, Inc.	35,600	227,484
Tetra Tech, Inc.	2,576	153,504
		380,988
COMMUNICATIONS EQUIPMENT — 1.5%
InterDigital, Inc.	1,953	128,859
CONSTRUCTION & ENGINEERING — 1.5%
NV5 Global, Inc. (a)	2,090	124,062
ELECTRICAL EQUIPMENT — 8.8%
ABB, Ltd. ADR	7,460	140,770
Acuity Brands, Inc.	2,249	269,903
AMETEK, Inc.	1,984	164,612
Hubbell, Inc.	1,353	159,627
		734,912
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.0%
Badger Meter, Inc.	2,348	130,643
Control4 Corp. (a)	13,026	220,530
Daktronics, Inc.	2,809	20,927
FLIR Systems, Inc.	3,246	154,445
Itron, Inc. (a)	5,100	237,915
TE Connectivity, Ltd.	1,918	154,878
		919,338
HOUSEHOLD DURABLES — 0.8%
Universal Electronics, Inc. (a)	1,880	69,842
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.7%
Atlantica Yield PLC	7,289	141,844
INDUSTRIAL CONGLOMERATES — 7.4%
Honeywell International, Inc.	1,912	303,855
Roper Technologies, Inc.	930	318,032
		621,887
INTERACTIVE MEDIA & SERVICES — 1.9%
Alphabet, Inc. Class A (a)	134	157,703
IT SERVICES — 4.5%
Amdocs, Ltd.	2,332	126,185
Luxoft Holding, Inc. (a)	4,258	249,987
		376,172
Security Description	Shares	Value
MACHINERY — 13.5%
Energy Recovery, Inc. (a)	4,926	$43,004
Evoqua Water Technologies Corp. (a)	26,627	334,968
Mueller Water Products, Inc. Class A	14,033	140,891
Pentair PLC	6,676	297,149
Xylem, Inc.	4,038	319,163
		1,135,175
MEDIA — 3.5%
Charter Communications, Inc. Class A (a)	840	291,404
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.8%
Intel Corp.	3,042	163,355
NXP Semiconductors NV	1,839	162,549
ON Semiconductor Corp. (a)	8,095	166,514
Qorvo, Inc. (a)	4,338	311,165
Rambus, Inc. (a)	14,026	146,572
Silicon Laboratories, Inc. (a)	1,709	138,190
STMicroelectronics NV	10,526	156,311
		1,244,656
SOFTWARE — 4.1%
Alarm.com Holdings, Inc. (a)	5,237	339,881
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Logitech International SA	4,300	169,162
WATER UTILITIES — 0.4%
AquaVenture Holdings, Ltd. (a)	1,714	33,166
WIRELESS TELECOMMUNICATION SERVICES — 3.2%
Rogers Communications, Inc. Class B	2,626	141,331
SK Telecom Co., Ltd. ADR	5,063	123,993
		265,324
TOTAL COMMON STOCKS (Cost $8,737,687)		8,368,513
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $11,736)	11,736	11,736
TOTAL INVESTMENTS — 100.0% (Cost $8,749,423)		8,380,249
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		1,257
NET ASSETS — 100.0%		$8,381,506
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt

See accompanying notes to schedules of investments.

SPDR KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,368,513	$—	$—	$8,368,513
Short-Term Investment	11,736	—	—	11,736
TOTAL INVESTMENTS	$8,380,249	$—	$—	$8,380,249
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,844	$4,844	$51,176	$44,284	$—	$—	11,736	$11,736	$118	$—
See accompanying notes to schedules of investments.

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 10.2%
Aerojet Rocketdyne Holdings, Inc. (a)	273	$9,700
Aerovironment, Inc. (a)	305	20,865
Boeing Co.	81	30,895
BWX Technologies, Inc.	113	5,603
Cubic Corp.	244	13,723
Elbit Systems, Ltd.	202	26,058
Embraer SA ADR	672	12,775
General Dynamics Corp.	54	9,141
Harris Corp.	230	36,733
HEICO Corp.	232	22,010
Hexcel Corp.	164	11,342
Huntington Ingalls Industries, Inc.	46	9,531
KeyW Holding Corp. (a)	957	8,249
Kratos Defense & Security Solutions, Inc. (a)	3,698	57,800
L3 Technologies, Inc.	165	34,051
Lockheed Martin Corp.	149	44,724
Maxar Technologies, Inc. (a)	646	2,597
Mercury Systems, Inc. (a)	334	21,403
Moog, Inc. Class A	134	11,651
Northrop Grumman Corp.	71	19,142
Raytheon Co.	291	52,985
Teledyne Technologies, Inc. (a)	154	36,499
Textron, Inc.	318	16,110
TransDigm Group, Inc. (a)	48	21,791
United Technologies Corp.	154	19,849
Vectrus, Inc. (a)	186	4,946
		560,173
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	700	10,017
Aptiv PLC	43	3,418
BorgWarner, Inc.	269	10,332
Delphi Technologies PLC	306	5,894
Gentherm, Inc. (a)	243	8,957
Lear Corp.	138	18,728
Modine Manufacturing Co. (a)	502	6,963
Veoneer, Inc. (a)	98	2,241
Visteon Corp. (a)	165	11,113
		77,663
AUTOMOBILES — 2.1%
Fiat Chrysler Automobiles NV (a)	1,022	15,177
Ford Motor Co.	346	3,038
General Motors Co.	779	28,901
Honda Motor Co., Ltd. ADR	372	10,107
Tata Motors, Ltd. ADR (a)	659	8,277
Tesla, Inc. (a)	145	40,579
Toyota Motor Corp. ADR	98	11,566
		117,645
BANKS — 0.5%
Banco Santander Brasil SA ADR	798	8,961
Bank of Montreal	57	4,265
ICICI Bank, Ltd. ADR	887	10,165
Security Description	Shares	Value
ING Groep NV ADR	191	$2,319
		25,710
BIOTECHNOLOGY — 4.1%
Abeona Therapeutics, Inc. (a)	696	5,122
Adaptimmune Therapeutics PLC ADR (a)	1,019	4,382
Alnylam Pharmaceuticals, Inc. (a)	81	7,569
Atara Biotherapeutics, Inc. (a)	156	6,201
Audentes Therapeutics, Inc. (a)	243	9,482
BioMarin Pharmaceutical, Inc. (a)	44	3,908
Bluebird Bio, Inc. (a)	46	7,237
Cellectis SA ADR (a)	249	4,567
CRISPR Therapeutics AG (a)	154	5,501
Dicerna Pharmaceuticals, Inc. (a)	413	6,050
Editas Medicine, Inc. (a)	200	4,890
Fate Therapeutics, Inc. (a)	444	7,801
Gilead Sciences, Inc.	80	5,201
Grifols SA ADR	388	7,803
Immunomedics, Inc. (a)	221	4,245
Inovio Pharmaceuticals, Inc. (a)	1,114	4,155
Intellia Therapeutics, Inc. (a)	324	5,534
Intrexon Corp. (a)	545	2,867
Ionis Pharmaceuticals, Inc. (a)	81	6,575
Iovance Biotherapeutics, Inc. (a)	588	5,592
Ligand Pharmaceuticals, Inc. (a)	29	3,646
Nightstar Therapeutics PLC ADR (a)	403	10,224
ProQR Therapeutics NV (a)	288	3,995
Regeneron Pharmaceuticals, Inc. (a)	13	5,338
REGENXBIO, Inc. (a)	90	5,158
Rocket Pharmaceuticals, Inc. (a)	395	6,928
Sangamo Therapeutics, Inc. (a)	540	5,152
Sarepta Therapeutics, Inc. (a)	47	5,602
Seattle Genetics, Inc. (a)	76	5,566
Solid Biosciences, Inc. (a)	181	1,665
Spark Therapeutics, Inc. (a)	144	16,399
Ultragenyx Pharmaceutical, Inc. (a)	81	5,618
uniQure NV (a)	181	10,797
Vericel Corp. (a)	333	5,831
Voyager Therapeutics, Inc. (a)	461	8,823
Xencor, Inc. (a)	144	4,473
ZIOPHARM Oncology, Inc. (a)	1,820	7,007
		226,904
BUILDING PRODUCTS — 1.1%
Griffon Corp.	613	11,328
Johnson Controls International PLC	822	30,365
Resideo Technologies, Inc. (a)	941	18,152
		59,845
CAPITAL MARKETS — 0.1%
BlackRock, Inc.	6	2,564
Charles Schwab Corp.	50	2,138
TD Ameritrade Holding Corp.	45	2,250
		6,952
CHEMICALS — 1.0%
DowDuPont, Inc.	111	5,918
Huntsman Corp.	300	6,747

See accompanying notes to schedules of investments.

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Ingevity Corp. (a)	407	$42,983
		55,648
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ADT, Inc.	2,535	16,199
Tetra Tech, Inc.	53	3,158
		19,357
COMMUNICATIONS EQUIPMENT — 1.9%
CalAmp Corp. (a)	1,376	17,310
Cisco Systems, Inc.	195	10,528
Comtech Telecommunications Corp.	423	9,822
F5 Networks, Inc. (a)	51	8,004
InterDigital, Inc.	49	3,233
Ituran Location & Control, Ltd.	228	7,786
Juniper Networks, Inc.	306	8,100
NETGEAR, Inc. (a)	161	5,332
NetScout Systems, Inc. (a)	354	9,937
Radware, Ltd. (a)	385	10,060
Ribbon Communications, Inc. (a)	482	2,482
ViaSat, Inc. (a)	140	10,850
		103,444
CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	431	7,573
Arcosa, Inc.	291	8,890
Jacobs Engineering Group, Inc.	88	6,617
NV5 Global, Inc. (a)	45	2,671
Valmont Industries, Inc.	50	6,505
		32,256
CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	169	4,646
Green Dot Corp. Class A (a)	109	6,611
LendingClub Corp. (a)	1,206	3,727
LexinFintech Holdings, Ltd. ADR (a)	287	3,013
PPDAI Group, Inc. ADR (a)	487	1,841
Qudian, Inc. ADR (a)	933	4,721
Yirendai, Ltd. ADR	245	3,322
		27,881
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	147	8,505
DIVERSIFIED FINANCIAL SERVICES — 0.2%
On Deck Capital, Inc. (a)	356	1,930
ORIX Corp. ADR	152	10,924
		12,854
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	252	14,210
ORBCOMM, Inc. (a)	2,875	19,493
Vonage Holdings Corp. (a)	2,023	20,311
		54,014
ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	346	28,452
Avangrid, Inc.	549	27,642
Security Description	Shares	Value
Cia Paranaense de Energia ADR	1,653	$15,340
Enel Americas SA ADR	3,271	29,210
Enel Chile SA ADR	2,525	13,079
NextEra Energy, Inc.	151	29,191
		142,914
ELECTRICAL EQUIPMENT — 3.5%
ABB, Ltd. ADR	2,102	39,665
Acuity Brands, Inc.	158	18,962
American Superconductor Corp. (a)	241	3,099
AMETEK, Inc.	569	47,210
Ballard Power Systems, Inc. (a)	5,074	15,273
Enphase Energy, Inc. (a)	1,641	15,146
Hubbell, Inc.	34	4,011
Plug Power, Inc. (a)	9,893	23,743
Sunrun, Inc. (a)	693	9,744
TPI Composites, Inc. (a)	370	10,589
Vivint Solar, Inc. (a)	689	3,424
		190,866
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.6%
Amphenol Corp. Class A	74	6,988
AU Optronics Corp. ADR	1,497	5,449
Badger Meter, Inc.	126	7,011
Belden, Inc.	166	8,914
Control4 Corp. (a)	704	11,919
Daktronics, Inc.	286	2,131
FARO Technologies, Inc. (a)	853	37,455
Fitbit, Inc. Class A (a)	5,490	32,501
FLIR Systems, Inc.	771	36,684
Huami Corp. ADR (a)	305	3,992
IPG Photonics Corp. (a)	59	8,955
Itron, Inc. (a)	119	5,551
Keysight Technologies, Inc. (a)	374	32,613
Maxwell Technologies, Inc. (a)	997	4,457
OSI Systems, Inc. (a)	330	28,908
Park Electrochemical Corp.	261	4,098
Rogers Corp. (a)	86	13,664
TE Connectivity, Ltd.	258	20,833
Trimble, Inc. (a)	734	29,654
TTM Technologies, Inc. (a)	563	6,604
		308,381
ENERGY EQUIPMENT & SERVICES — 0.5%
Forum Energy Technologies, Inc. (a)	2,426	12,397
Oceaneering International, Inc. (a)	474	7,475
TechnipFMC PLC	405	9,525
		29,397
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	121	5,509
Changyou.com, Ltd. ADR	263	4,497
Glu Mobile, Inc. (a)	1,177	12,876
NetEase, Inc. ADR	101	24,387
Zynga, Inc. Class A (a)	3,531	18,820
		66,089

See accompanying notes to schedules of investments.

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.5%
New Jersey Resources Corp.	559	$27,833
HEALTH CARE EQUIPMENT & SUPPLIES — 5.2%
Abbott Laboratories	186	14,869
Accuray, Inc. (a)	2,774	13,232
AngioDynamics, Inc. (a)	1,036	23,683
Boston Scientific Corp. (a)	355	13,625
CONMED Corp.	119	9,898
Danaher Corp.	215	28,384
Ekso Bionics Holdings, Inc. (a)	2,336	5,863
Globus Medical, Inc. Class A (a)	249	12,303
Intuitive Surgical, Inc. (a)	25	14,264
iRhythm Technologies, Inc. (a)	336	25,187
Koninklijke Philips NV	344	14,056
Masimo Corp. (a)	225	31,113
Medtronic PLC	143	13,024
Smith & Nephew PLC ADR	224	8,985
Stryker Corp.	76	15,012
TransEnterix, Inc. (a)	3,999	9,518
Varex Imaging Corp. (a)	879	29,780
		282,796
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HealthEquity, Inc. (a)	28	2,071
McKesson Corp.	64	7,492
		9,563
HEALTH CARE TECHNOLOGY — 0.3%
Omnicell, Inc. (a)	180	14,551
HOUSEHOLD DURABLES — 1.7%
Garmin, Ltd.	490	42,311
GoPro, Inc. Class A (a)	1,175	7,638
iRobot Corp. (a)	142	16,712
Universal Electronics, Inc. (a)	379	14,080
Vuzix Corp. (a)	3,581	10,958
		91,699
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.2%
AES Corp.	1,762	31,857
Atlantica Yield PLC	1,694	32,965
NRG Energy, Inc.	166	7,052
Ormat Technologies, Inc.	695	38,329
Pattern Energy Group, Inc. Class A	1,389	30,558
TerraForm Power, Inc. Class A	2,458	33,773
		174,534
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	107	22,233
General Electric Co.	1,115	11,139
Honeywell International, Inc.	161	25,586
Roper Technologies, Inc.	124	42,404
		101,362
Security Description	Shares	Value
INSURANCE — 0.1%
Aegon NV	391	$1,873
Allstate Corp.	27	2,543
Progressive Corp.	36	2,595
		7,011
INTERACTIVE MEDIA & SERVICES — 4.7%
Alphabet, Inc. Class A (a)	27	31,776
Baidu, Inc. ADR (a)	81	13,353
Facebook, Inc. Class A (a)	166	27,671
IAC/InterActiveCorp (a)	66	13,867
LINE Corp. ADR (a)	495	17,429
Match Group, Inc.	249	14,096
Meet Group, Inc. (a)	1,951	9,814
Momo, Inc. ADR (a)	384	14,684
Snap, Inc. Class A (a)	2,869	31,616
Twitter, Inc. (a)	370	12,166
Weibo Corp. ADR (a)	218	13,514
Yandex NV Class A (a)	910	31,249
Yelp, Inc. (a)	301	10,384
YY, Inc. ADR (a)	201	16,886
		258,505
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Alibaba Group Holding, Ltd. ADR (a)	58	10,582
MercadoLibre, Inc. (a)	41	20,817
		31,399
IT SERVICES — 6.2%
Akamai Technologies, Inc. (a)	124	8,892
Amdocs, Ltd.	202	10,930
CACI International, Inc. Class A (a)	54	9,829
Fidelity National Information Services, Inc.	130	14,703
First Data Corp. Class A (a)	751	19,729
Fiserv, Inc. (a)	114	10,064
Leidos Holdings, Inc.	368	23,585
Luxoft Holding, Inc. (a)	122	7,163
ManTech International Corp. Class A	554	29,927
Mastercard, Inc. Class A	45	10,595
Net 1 UEPS Technologies, Inc. (a)	2,139	7,679
Pagseguro Digital, Ltd. Class A (a)	651	19,432
PayPal Holdings, Inc. (a)	158	16,407
QIWI PLC ADR (a)	599	8,620
Science Applications International Corp.	268	20,623
Shopify, Inc. Class A (a)	93	19,216
Square, Inc. Class A (a)	187	14,010
Twilio, Inc. Class A (a)	358	46,246
VeriSign, Inc. (a)	63	11,438
Visa, Inc. Class A	64	9,996
Worldpay, Inc. Class A (a)	166	18,841
		337,925
LIFE SCIENCES TOOLS & SERVICES — 4.8%
Accelerate Diagnostics, Inc. (a)	886	18,624
Agilent Technologies, Inc.	126	10,128
Bruker Corp.	1,963	75,458

See accompanying notes to schedules of investments.

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	94	$13,653
Codexis, Inc. (a)	345	7,083
Luminex Corp.	826	19,006
Mettler-Toledo International, Inc. (a)	14	10,122
Pacific Biosciences of California, Inc. (a)	5,247	37,936
PerkinElmer, Inc.	100	9,636
QIAGEN NV (a)	237	9,641
Thermo Fisher Scientific, Inc.	185	50,638
		261,925
MACHINERY — 4.1%
Dover Corp.	95	8,911
Energy Recovery, Inc. (a)	432	3,771
ESCO Technologies, Inc.	107	7,172
Evoqua Water Technologies Corp. (a)	644	8,101
ExOne Co. (a)	1,230	10,443
Fortive Corp.	369	30,955
Hyster-Yale Materials Handling, Inc.	170	10,601
John Bean Technologies Corp.	151	13,875
Lincoln Electric Holdings, Inc.	155	13,000
Luxfer Holdings PLC	255	6,370
Lydall, Inc. (a)	926	21,724
Mueller Water Products, Inc. Class A	342	3,434
Pentair PLC	154	6,855
Proto Labs, Inc. (a)	262	27,547
Standex International Corp.	81	5,945
WABCO Holdings, Inc. (a)	285	37,572
Xylem, Inc.	94	7,430
		223,706
MEDIA — 0.7%
CBS Corp. Class B	145	6,892
Charter Communications, Inc. Class A (a)	62	21,508
Sirius XM Holdings, Inc.	1,952	11,068
		39,468
METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a)	1,206	30,837
ArcelorMittal	263	5,360
Carpenter Technology Corp.	740	33,929
		70,126
MULTI-UTILITIES — 1.3%
Algonquin Power & Utilities Corp.	741	8,351
Consolidated Edison, Inc.	355	30,108
Sempra Energy	243	30,584
		69,043
OIL, GAS & CONSUMABLE FUELS — 0.7%
Enbridge, Inc.	842	30,531
Royal Dutch Shell PLC Class A ADR	103	6,447
		36,978
PHARMACEUTICALS — 0.5%
Mallinckrodt PLC (a)	134	2,913
Medicines Co. (a)	270	7,547
Novartis AG ADR	48	4,615
Security Description	Shares	Value
Sanofi ADR	94	$4,162
Sienna Biopharmaceuticals, Inc. (a)	1,269	2,944
WaVe Life Sciences, Ltd. (a)	107	4,157
		26,338
ROAD & RAIL — 1.1%
Avis Budget Group, Inc. (a)	975	33,989
Hertz Global Holdings, Inc. (a)	1,487	25,829
		59,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
Advanced Micro Devices, Inc. (a)	297	7,579
Ambarella, Inc. (a)	506	21,859
Analog Devices, Inc.	97	10,211
Applied Materials, Inc.	186	7,377
Brooks Automation, Inc.	436	12,788
Camtek, Ltd.	1,734	15,467
Canadian Solar, Inc. (a)	597	11,122
Daqo New Energy Corp. ADR (a)	392	12,948
First Solar, Inc. (a)	206	10,885
Himax Technologies, Inc. ADR	2,725	8,693
Intel Corp.	309	16,593
JinkoSolar Holding Co., Ltd. ADR (a)	1,000	18,000
KLA-Tencor Corp.	454	54,123
NeoPhotonics Corp. (a)	2,606	16,392
NVE Corp.	231	22,613
NVIDIA Corp.	113	20,290
NXP Semiconductors NV	173	15,291
ON Semiconductor Corp. (a)	295	6,068
Qorvo, Inc. (a)	267	19,152
Rambus, Inc. (a)	2,783	29,082
Silicon Laboratories, Inc. (a)	157	12,695
SolarEdge Technologies, Inc. (a)	404	15,223
STMicroelectronics NV	1,621	24,072
SunPower Corp. (a)	1,448	9,427
Teradyne, Inc.	351	13,984
Texas Instruments, Inc.	87	9,228
Ultra Clean Holdings, Inc. (a)	903	9,346
Xperi Corp.	122	2,855
		433,363
SOFTWARE — 9.3%
8x8, Inc. (a)	1,569	31,694
ACI Worldwide, Inc. (a)	469	15,416
Agilysys, Inc. (a)	227	4,806
Alarm.com Holdings, Inc. (a)	445	28,880
Alteryx, Inc. Class A (a)	516	43,277
ANSYS, Inc. (a)	145	26,493
Atlassian Corp. PLC Class A (a)	356	40,011
Autodesk, Inc. (a)	160	24,931
Blackbaud, Inc.	33	2,631
Check Point Software Technologies, Ltd. (a)	81	10,246
Cheetah Mobile, Inc. ADR (a)	274	1,759
CyberArk Software, Ltd. (a)	131	15,595
FireEye, Inc. (a)	483	8,110
ForeScout Technologies, Inc. (a)	325	13,621

See accompanying notes to schedules of investments.

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Fortinet, Inc. (a)	109	$9,153
Materialise NV ADR (a)	672	10,577
Microsoft Corp.	392	46,232
Mimecast, Ltd. (a)	256	12,122
MiX Telematics, Ltd. ADR	860	14,336
Nuance Communications, Inc. (a)	92	1,558
OneSpan, Inc. (a)	609	11,705
Palo Alto Networks, Inc. (a)	49	11,901
Proofpoint, Inc. (a)	98	11,900
PTC, Inc. (a)	129	11,891
Q2 Holdings, Inc. (a)	176	12,190
Qualys, Inc. (a)	125	10,342
Rapid7, Inc. (a)	247	12,501
RingCentral, Inc. Class A (a)	348	37,514
Symantec Corp.	492	11,311
Varonis Systems, Inc. (a)	146	8,706
Verint Systems, Inc. (a)	196	11,733
		513,142
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
3D Systems Corp. (a)	3,458	37,208
Apple, Inc.	223	42,359
Dell Technologies, Inc. Class C (a)	179	10,505
HP, Inc.	1,364	26,503
Immersion Corp. (a)	1,012	8,531
Logitech International SA	347	13,651
NCR Corp. (a)	526	14,355
Stratasys, Ltd. (a)	1,503	35,801
		188,913
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Fossil Group, Inc. (a)	1,198	16,437
TOBACCO — 0.1%
22nd Century Group, Inc. (a)	2,068	3,536
Security Description	Shares	Value
WATER UTILITIES — 0.0% (b)
AquaVenture Holdings, Ltd. (a)	110	$2,128
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
China Mobile, Ltd. ADR	185	9,433
PLDT, Inc. ADR	297	6,436
Rogers Communications, Inc. Class B	248	13,347
SK Telecom Co., Ltd. ADR	842	20,621
Vodafone Group PLC ADR	456	8,290
		58,127
TOTAL COMMON STOCKS (Cost $4,961,118)		5,466,724
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $12,270)	12,270	12,270
TOTAL INVESTMENTS — 99.9% (Cost $4,973,388)		5,478,994
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,970
NET ASSETS — 100.0%		$5,485,964
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
ADR	= American Depositary Receipt

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,466,724	$—	$—	$5,466,724
Short-Term Investment	12,270	—	—	12,270
TOTAL INVESTMENTS	$5,478,994	$—	$—	$5,478,994
	Number of Shares Held at 10/23/18*	Value at 10/23/18*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$118,460	$106,190	$—	$—	12,270	$12,270	$87	$—
*	Commencement of operations.
See accompanying notes to schedules of investments.

SPDR KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.6%
Aerovironment, Inc. (a)	2,456	$168,015
HEICO Corp.	1,192	113,085
United Technologies Corp.	809	104,272
		385,372
AUTO COMPONENTS — 19.7%
American Axle & Manufacturing Holdings, Inc. (a)	15,140	216,653
Aptiv PLC	2,556	203,176
BorgWarner, Inc.	4,797	184,253
Delphi Technologies PLC	5,931	114,231
Gentherm, Inc. (a)	4,197	154,701
Lear Corp.	1,344	182,394
Modine Manufacturing Co. (a)	4,835	67,062
Veoneer, Inc. (a)	5,496	125,694
Visteon Corp. (a)	1,430	96,311
		1,344,475
AUTOMOBILES — 12.8%
Fiat Chrysler Automobiles NV (a)	6,309	93,689
Ford Motor Co.	19,429	170,587
General Motors Co.	2,765	102,581
Honda Motor Co., Ltd. ADR	6,374	173,182
Tata Motors, Ltd. ADR (a)	8,581	107,777
Tesla, Inc. (a)	478	133,773
Toyota Motor Corp. ADR	806	95,124
		876,713
BUILDING PRODUCTS — 1.6%
Johnson Controls International PLC	2,958	109,268
COMMUNICATIONS EQUIPMENT — 2.7%
CalAmp Corp. (a)	7,345	92,400
Comtech Telecommunications Corp.	3,128	72,632
Ituran Location & Control, Ltd.	644	21,993
		187,025
DIVERSIFIED FINANCIAL SERVICES — 0.4%
ORIX Corp. ADR	415	29,826
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ORBCOMM, Inc. (a)	9,888	67,041
ELECTRICAL EQUIPMENT — 3.7%
ABB, Ltd. ADR	5,134	96,879
Ballard Power Systems, Inc. (a)	19,927	59,980
Plug Power, Inc. (a)	40,085	96,204
		253,063
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Rogers Corp. (a)	1,495	237,526
Trimble, Inc. (a)	4,830	195,132
		432,658
INTERACTIVE MEDIA & SERVICES — 5.9%
Alphabet, Inc. Class A (a)	92	108,274
Security Description	Shares	Value
Baidu, Inc. ADR (a)	539	$88,854
Yandex NV Class A (a)	5,978	205,284
		402,412
IT SERVICES — 2.5%
Luxoft Holding, Inc. (a)	2,908	170,729
MACHINERY — 7.5%
Fortive Corp.	2,451	205,614
Hyster-Yale Materials Handling, Inc.	765	47,706
Luxfer Holdings PLC	2,112	52,758
WABCO Holdings, Inc. (a)	1,586	209,082
		515,160
MEDIA — 2.3%
Sirius XM Holdings, Inc.	27,710	157,116
METALS & MINING — 1.3%
ArcelorMittal	4,480	91,302
OIL, GAS & CONSUMABLE FUELS — 1.5%
Royal Dutch Shell PLC Class A ADR	1,631	102,084
ROAD & RAIL — 4.8%
Avis Budget Group, Inc. (a)	6,538	227,915
Hertz Global Holdings, Inc. (a)	5,831	101,284
		329,199
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.6%
Ambarella, Inc. (a)	2,540	109,728
Analog Devices, Inc.	1,110	116,850
Intel Corp.	2,074	111,374
NVIDIA Corp.	655	117,612
NXP Semiconductors NV	1,254	110,841
ON Semiconductor Corp. (a)	5,525	113,649
SolarEdge Technologies, Inc. (a)	2,521	94,991
STMicroelectronics NV	7,232	107,395
Texas Instruments, Inc.	1,047	111,055
Xperi Corp.	6,002	140,447
		1,133,942
SOFTWARE — 3.7%
ANSYS, Inc. (a)	635	116,021
MiX Telematics, Ltd. ADR	1,702	28,372
Nuance Communications, Inc. (a)	6,338	107,302
		251,695
TOTAL COMMON STOCKS (Cost $7,444,529)		6,839,080

See accompanying notes to schedules of investments.

SPDR KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $6,084)	6,084	$6,084
TOTAL INVESTMENTS — 100.0% (Cost $7,450,613)		6,845,164
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,432)
NET ASSETS — 100.0%		$6,843,732

(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,839,080	$—	$—	$6,839,080
Short-Term Investment	6,084	—	—	6,084
TOTAL INVESTMENTS	$6,845,164	$—	$—	$6,845,164
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,127	$9,127	$278,355	$281,398	$—	$—	6,084	$6,084	$107	$—
See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
Arconic, Inc.	1,824	$34,857
Boeing Co.	969	369,596
General Dynamics Corp.	3,993	675,935
Harris Corp.	2,116	337,946
Huntington Ingalls Industries, Inc.	661	136,959
L3 Technologies, Inc.	512	105,662
Lockheed Martin Corp.	7,692	2,308,831
Northrop Grumman Corp.	1,392	375,283
Raytheon Co.	7,463	1,358,863
Spirit AeroSystems Holdings, Inc. Class A	1,564	143,153
Textron, Inc.	1,076	54,510
TransDigm Group, Inc. (a)	57	25,877
United Technologies Corp.	5,449	702,322
		6,629,794
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	5,225	454,523
Expeditors International of Washington, Inc.	6,200	470,580
FedEx Corp.	1,018	184,675
United Parcel Service, Inc. Class B	2,240	250,298
XPO Logistics, Inc. (a) (b)	458	24,613
		1,384,689
AIRLINES — 0.1%
American Airlines Group, Inc.	1,245	39,541
Delta Air Lines, Inc.	1,134	58,571
Southwest Airlines Co.	1,879	97,539
United Continental Holdings, Inc. (a)	693	55,288
		250,939
AUTO COMPONENTS — 0.2%
Aptiv PLC	809	64,307
Autoliv, Inc.	1,508	110,883
BorgWarner, Inc.	3,093	118,802
Goodyear Tire & Rubber Co.	3,277	59,478
Lear Corp.	1,242	168,552
		522,022
AUTOMOBILES — 0.5%
Ford Motor Co.	60,603	532,094
General Motors Co.	17,212	638,565
Harley-Davidson, Inc. (b)	1,057	37,693
Tesla, Inc. (a)	52	14,553
		1,222,905
BANKS — 4.0%
Bank of America Corp.	61,138	1,686,797
BB&T Corp.	4,734	220,273
CIT Group, Inc.	1,251	60,010
Citigroup, Inc.	22,681	1,411,212
Citizens Financial Group, Inc.	3,553	115,473
Comerica, Inc.	774	56,750
East West Bancorp, Inc.	1,984	95,173
Fifth Third Bancorp	5,787	145,948
Security Description	Shares	Value
First Republic Bank	552	$55,454
Huntington Bancshares, Inc.	5,306	67,280
JPMorgan Chase & Co.	18,036	1,825,784
KeyCorp	5,927	93,350
M&T Bank Corp.	1,751	274,942
People's United Financial, Inc.	2,210	36,332
PNC Financial Services Group, Inc.	2,762	338,787
Regions Financial Corp.	6,533	92,442
Signature Bank	310	39,702
SunTrust Banks, Inc.	2,757	163,352
SVB Financial Group (a)	164	36,467
US Bancorp	13,931	671,335
Wells Fargo & Co.	28,494	1,376,830
Zions Bancorp NA (b)	921	41,823
		8,905,516
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	4,529	239,041
Coca-Cola Co.	27,422	1,284,995
Constellation Brands, Inc. Class A	1,832	321,204
Molson Coors Brewing Co. Class B	1,143	68,180
Monster Beverage Corp. (a)	4,590	250,522
PepsiCo, Inc.	24,802	3,039,485
		5,203,427
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	2,614	210,662
Alexion Pharmaceuticals, Inc. (a)	389	52,585
Alkermes PLC (a)	57	2,080
Alnylam Pharmaceuticals, Inc. (a)	48	4,486
Amgen, Inc.	9,156	1,739,457
Biogen, Inc. (a)	2,615	618,134
BioMarin Pharmaceutical, Inc. (a)	113	10,038
Celgene Corp. (a)	9,538	899,815
Gilead Sciences, Inc.	7,746	503,567
Incyte Corp. (a)	51	4,386
Regeneron Pharmaceuticals, Inc. (a)	868	356,418
Seattle Genetics, Inc. (a) (b)	52	3,808
United Therapeutics Corp. (a)	638	74,882
Vertex Pharmaceuticals, Inc. (a)	46	8,462
		4,488,780
BUILDING PRODUCTS — 0.2%
Allegion PLC	117	10,613
AO Smith Corp.	1,986	105,894
Fortune Brands Home & Security, Inc.	623	29,661
Johnson Controls International PLC	3,826	141,332
Lennox International, Inc.	59	15,600
Masco Corp.	911	35,811
Owens Corning	663	31,241
		370,152
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	277	29,669
Ameriprise Financial, Inc.	2,033	260,427
Bank of New York Mellon Corp.	5,503	277,516
BlackRock, Inc.	365	155,990
Cboe Global Markets, Inc.	118	11,262

See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	2,117	$90,523
CME Group, Inc.	2,049	337,224
E*TRADE Financial Corp.	846	39,280
Eaton Vance Corp.	1,819	73,324
Franklin Resources, Inc. (b)	4,684	155,228
Goldman Sachs Group, Inc.	2,821	541,604
Intercontinental Exchange, Inc.	1,298	98,830
Invesco, Ltd.	2,844	54,918
Moody's Corp.	3,185	576,772
Morgan Stanley	7,324	309,073
MSCI, Inc.	107	21,276
Nasdaq, Inc.	225	19,685
Northern Trust Corp.	804	72,690
Raymond James Financial, Inc.	446	35,863
S&P Global, Inc.	313	65,902
SEI Investments Co.	1,793	93,684
State Street Corp. (c)	1,758	115,694
T Rowe Price Group, Inc.	3,238	324,188
TD Ameritrade Holding Corp.	652	32,593
		3,793,215
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	609	116,295
Albemarle Corp. (b)	219	17,954
Axalta Coating Systems, Ltd. (a)	392	9,882
Celanese Corp. Series A	411	40,529
CF Industries Holdings, Inc.	683	27,921
Chemours Co.	794	29,505
DowDuPont, Inc.	8,492	452,708
Eastman Chemical Co.	801	60,780
Ecolab, Inc.	3,192	563,516
FMC Corp.	275	21,125
International Flavors & Fragrances, Inc. (b)	961	123,767
Linde PLC	1,095	192,643
LyondellBasell Industries NV Class A	5,993	503,891
Mosaic Co.	1,836	50,141
PPG Industries, Inc.	738	83,298
Sherwin-Williams Co.	153	65,899
Westlake Chemical Corp.	109	7,397
		2,367,251
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	178	35,976
Copart, Inc. (a)	2,459	148,991
Republic Services, Inc.	13,178	1,059,248
Rollins, Inc.	1,979	82,366
Waste Connections, Inc.	1,870	165,663
Waste Management, Inc.	12,242	1,272,066
		2,764,310
COMMUNICATIONS EQUIPMENT — 2.3%
Arista Networks, Inc. (a)	49	15,408
Cisco Systems, Inc.	68,812	3,715,160
CommScope Holding Co., Inc. (a)	1,067	23,186
F5 Networks, Inc. (a)	2,488	390,442
Security Description	Shares	Value
Juniper Networks, Inc.	2,697	$71,390
Motorola Solutions, Inc.	5,939	833,954
		5,049,540
CONSTRUCTION & ENGINEERING — 0.0% (d)
Fluor Corp.	1,183	43,534
Jacobs Engineering Group, Inc.	683	51,355
		94,889
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc. (b)	177	35,609
Vulcan Materials Co.	228	26,995
		62,604
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	3,009	82,717
American Express Co.	2,203	240,788
Capital One Financial Corp.	3,295	269,168
Discover Financial Services	1,575	112,077
Synchrony Financial	4,554	145,273
		850,023
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	212	23,956
Ball Corp.	1,672	96,742
Crown Holdings, Inc. (a)	585	31,923
International Paper Co.	1,991	92,124
Packaging Corp. of America	286	28,423
Sealed Air Corp.	652	30,031
Westrock Co.	1,671	64,083
		367,282
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,888	211,512
LKQ Corp. (a)	1,518	43,081
		254,593
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	793	18,984
DIVERSIFIED FINANCIAL SERVICES — 0.7%
AXA Equitable Holdings, Inc.	2,695	54,277
Berkshire Hathaway, Inc. Class B (a)	6,676	1,341,142
Jefferies Financial Group, Inc.	1,880	35,325
Voya Financial, Inc.	927	46,313
		1,477,057
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	66,470	2,084,499
CenturyLink, Inc.	7,706	92,395
Verizon Communications, Inc.	32,392	1,915,339
Zayo Group Holdings, Inc. (a)	4,948	140,622
		4,232,855
ELECTRIC UTILITIES — 2.7%
Alliant Energy Corp.	2,342	110,378
American Electric Power Co., Inc.	6,186	518,077

See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	11,846	$1,066,140
Edison International	2,679	165,884
Entergy Corp.	814	77,843
Evergy, Inc.	3,999	232,142
Eversource Energy	3,616	256,555
Exelon Corp.	5,172	259,272
FirstEnergy Corp.	3,178	132,237
NextEra Energy, Inc.	6,128	1,184,665
OGE Energy Corp.	589	25,398
Pinnacle West Capital Corp.	404	38,614
PPL Corp.	4,374	138,831
Southern Co.	19,010	982,437
Xcel Energy, Inc.	15,730	884,183
		6,072,656
ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc.	542	65,045
AMETEK, Inc.	545	45,219
Eaton Corp. PLC	1,850	149,036
Emerson Electric Co.	1,728	118,316
Rockwell Automation, Inc.	1,924	337,585
Sensata Technologies Holding PLC (a)	552	24,851
		740,052
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	10,103	954,127
Arrow Electronics, Inc. (a)	900	69,354
CDW Corp.	421	40,572
Cognex Corp.	1,895	96,380
Corning, Inc.	3,304	109,362
Flex, Ltd. (a)	7,578	75,780
FLIR Systems, Inc.	2,413	114,811
IPG Photonics Corp. (a)	538	81,658
Keysight Technologies, Inc. (a)	449	39,153
TE Connectivity, Ltd.	1,344	108,528
Trimble, Inc. (a)	446	18,018
		1,707,743
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes a GE Co.	3,124	86,597
Halliburton Co.	2,196	64,343
Helmerich & Payne, Inc.	529	29,391
National Oilwell Varco, Inc.	1,389	37,003
Schlumberger, Ltd.	6,464	281,637
TechnipFMC PLC	2,252	52,967
		551,938
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	1,353	61,602
Electronic Arts, Inc. (a)	717	72,869
Liberty Media Corp.-Liberty Formula One Class C (a)	577	20,224
Live Nation Entertainment, Inc. (a) (b)	280	17,791
Netflix, Inc. (a)	316	112,673
Take-Two Interactive Software, Inc. (a)	54	5,096
Viacom, Inc. Class B	4,353	122,189
Security Description	Shares	Value
Walt Disney Co.	23,787	$2,641,024
		3,053,468
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc. REIT	161	22,952
American Tower Corp. REIT	2,748	541,521
AvalonBay Communities, Inc. REIT	3,670	736,679
Boston Properties, Inc. REIT	694	92,913
Brookfield Property REIT, Inc. Class A	2,147	43,992
Camden Property Trust REIT	3,417	346,825
Crown Castle International Corp. REIT	5,755	736,640
Digital Realty Trust, Inc. REIT	716	85,204
Duke Realty Corp. REIT	4,671	142,839
Equinix, Inc. REIT	260	117,822
Equity Residential REIT	8,501	640,295
Essex Property Trust, Inc. REIT	1,089	314,982
Extra Space Storage, Inc. REIT	663	67,566
Federal Realty Investment Trust REIT	1,866	257,228
HCP, Inc. REIT	1,415	44,289
Host Hotels & Resorts, Inc. REIT	2,745	51,880
Invitation Homes, Inc. REIT	5,432	132,161
Iron Mountain, Inc. REIT	542	19,219
Kimco Realty Corp. REIT	1,846	34,151
Liberty Property Trust REIT	438	21,208
Macerich Co. REIT (b)	232	10,057
Mid-America Apartment Communities, Inc. REIT	1,875	204,994
National Retail Properties, Inc. REIT	3,530	195,527
Prologis, Inc. REIT	1,415	101,809
Public Storage REIT	5,161	1,123,963
Realty Income Corp. REIT	7,301	537,062
Regency Centers Corp. REIT	1,281	86,455
SBA Communications Corp. REIT (a)	60	11,980
Simon Property Group, Inc. REIT	1,873	341,279
SL Green Realty Corp. REIT	379	34,080
UDR, Inc. REIT	6,870	312,310
Ventas, Inc. REIT	3,005	191,749
VEREIT, Inc.	4,118	34,468
Vornado Realty Trust REIT	491	33,113
Welltower, Inc. REIT	3,907	303,183
Weyerhaeuser Co. REIT	1,758	46,306
WP Carey, Inc. REIT	269	21,071
		8,039,772
FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	6,254	1,514,344
Kroger Co.	9,294	228,632
Sysco Corp.	10,094	673,875
Walmart, Inc.	11,938	1,164,313
Walgreens Boots Alliance, Inc.	4,254	269,151
		3,850,315
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	4,312	185,977
Bunge, Ltd.	2,535	134,532

See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Campbell Soup Co.	6,067	$231,335
Conagra Brands, Inc.	7,516	208,494
General Mills, Inc.	3,150	163,013
Hershey Co.	5,539	636,043
Hormel Foods Corp. (b)	11,559	517,381
Ingredion, Inc.	863	81,717
J.M. Smucker Co.	2,003	233,349
Kellogg Co.	6,618	379,741
Kraft Heinz Co.	2,775	90,604
Lamb Weston Holdings, Inc.	1,740	130,396
McCormick & Co., Inc. (b)	4,240	638,671
Mondelez International, Inc. Class A	12,241	611,071
Tyson Foods, Inc. Class A	2,359	163,785
		4,406,109
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	334	34,379
UGI Corp.	660	36,577
		70,956
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	4,834	386,430
ABIOMED, Inc. (a)	11	3,141
Align Technology, Inc. (a)	879	249,926
Baxter International, Inc.	8,780	713,902
Becton Dickinson and Co.	2,311	577,126
Boston Scientific Corp. (a)	8,466	324,925
Cooper Cos., Inc.	862	255,298
Danaher Corp.	7,046	930,213
DENTSPLY SIRONA, Inc.	582	28,861
DexCom, Inc. (a)	12	1,429
Edwards Lifesciences Corp. (a)	2,165	414,229
Hologic, Inc. (a)	607	29,379
IDEXX Laboratories, Inc. (a)	56	12,522
Intuitive Surgical, Inc. (a)	70	39,941
Medtronic PLC	10,923	994,867
ResMed, Inc.	1,596	165,936
Stryker Corp.	4,091	808,054
Teleflex, Inc.	48	14,504
Varian Medical Systems, Inc. (a)	1,469	208,187
Zimmer Biomet Holdings, Inc.	918	117,229
		6,276,099
HEALTH CARE PROVIDERS & SERVICES — 2.5%
AmerisourceBergen Corp.	2,091	166,276
Anthem, Inc.	2,209	633,939
Cardinal Health, Inc.	4,783	230,301
Centene Corp. (a)	1,567	83,208
Cigna Corp.	3,177	510,925
CVS Health Corp.	12,666	683,077
DaVita, Inc. (a)	807	43,812
HCA Healthcare, Inc.	2,173	283,316
Henry Schein, Inc. (a) (b)	1,781	107,056
Humana, Inc.	1,575	418,950
Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	2,571	$393,312
McKesson Corp.	3,226	377,635
Quest Diagnostics, Inc.	2,204	198,184
UnitedHealth Group, Inc.	4,938	1,220,970
Universal Health Services, Inc. Class B	1,967	263,126
WellCare Health Plans, Inc. (a)	377	101,696
		5,715,783
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	4,043	231,300
Veeva Systems, Inc. Class A (a)	48	6,089
		237,389
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	4,733	139,860
Carnival Corp.	1,729	87,695
Chipotle Mexican Grill, Inc. (a)	39	27,702
Darden Restaurants, Inc.	3,103	376,921
Domino's Pizza, Inc.	56	14,454
Hilton Worldwide Holdings, Inc.	569	47,290
Las Vegas Sands Corp.	4,655	283,769
Marriott International, Inc. Class A	3,832	479,345
McDonald's Corp.	6,786	1,288,661
MGM Resorts International	2,082	53,424
Norwegian Cruise Line Holdings, Ltd. (a)	772	42,429
Royal Caribbean Cruises, Ltd.	653	74,847
Starbucks Corp.	27,328	2,031,564
Vail Resorts, Inc.	281	61,061
Wynn Resorts, Ltd.	251	29,949
Yum! Brands, Inc.	6,363	635,091
		5,674,062
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	1,784	73,822
Garmin, Ltd.	3,346	288,927
Leggett & Platt, Inc. (b)	1,763	74,434
Lennar Corp. Class A	1,567	76,924
Mohawk Industries, Inc. (a)	422	53,236
Newell Brands, Inc. (b)	3,259	49,993
NVR, Inc. (a)	52	143,884
PulteGroup, Inc.	1,468	41,045
Whirlpool Corp.	599	79,601
		881,866
HOUSEHOLD PRODUCTS — 2.3%
Church & Dwight Co., Inc.	4,155	295,961
Clorox Co.	3,624	581,507
Colgate-Palmolive Co.	4,730	324,194
Kimberly-Clark Corp.	2,868	355,345
Procter & Gamble Co.	35,530	3,696,897
		5,253,904
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	3,945	71,326
NRG Energy, Inc.	535	22,727

See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Vistra Energy Corp.	1,173	$30,533
		124,586
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	7,505	1,559,389
General Electric Co.	68,399	683,306
Honeywell International, Inc.	10,516	1,671,202
Roper Technologies, Inc.	175	59,845
		3,973,742
INSURANCE — 4.7%
Aflac, Inc.	14,253	712,650
Alleghany Corp. (a)	126	77,162
Allstate Corp.	6,814	641,743
American Financial Group, Inc.	2,966	285,359
American International Group, Inc.	6,204	267,144
Aon PLC	3,530	602,571
Arch Capital Group, Ltd. (a)	18,977	613,337
Arthur J Gallagher & Co.	5,217	407,448
Assurant, Inc.	371	35,212
Athene Holding, Ltd. Class A (a)	874	35,659
Brighthouse Financial, Inc. (a)	997	36,181
Chubb, Ltd.	7,137	999,751
Cincinnati Financial Corp.	2,106	180,905
Everest Re Group, Ltd.	1,345	290,466
Fidelity National Financial, Inc.	3,907	142,801
Hartford Financial Services Group, Inc.	2,924	145,381
Lincoln National Corp.	1,360	79,832
Loews Corp.	1,561	74,819
Markel Corp. (a)	512	510,075
Marsh & McLennan Cos., Inc.	11,380	1,068,582
MetLife, Inc.	6,651	283,133
Principal Financial Group, Inc.	4,397	220,685
Progressive Corp.	7,758	559,274
Prudential Financial, Inc.	3,754	344,918
Reinsurance Group of America, Inc.	449	63,749
RenaissanceRe Holdings, Ltd.	2,429	348,562
Torchmark Corp.	435	35,648
Travelers Cos., Inc.	4,194	575,249
Unum Group	1,988	67,254
Willis Towers Watson PLC	1,398	245,559
WR Berkley Corp.	6,259	530,262
		10,481,371
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class A (a)	2,132	2,509,129
Alphabet, Inc. Class C (a)	2,252	2,642,294
Facebook, Inc. Class A (a)	27,425	4,571,473
IAC/InterActiveCorp (a)	114	23,953
TripAdvisor, Inc. (a) (b)	113	5,814
Twitter, Inc. (a)	423	13,908
Zillow Group, Inc. Class C (a) (b)	117	4,065
		9,770,636
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Amazon.com, Inc. (a)	239	425,599
Security Description	Shares	Value
Booking Holdings, Inc. (a)	599	$1,045,201
eBay, Inc.	6,305	234,168
Expedia Group, Inc.	273	32,487
GrubHub, Inc. (a) (b)	70	4,863
MercadoLibre, Inc. (a)	12	6,093
Qurate Retail, Inc. (a)	3,246	51,871
Wayfair, Inc. Class A (a) (b)	39	5,789
		1,806,071
IT SERVICES — 9.3%
Accenture PLC Class A	15,027	2,645,053
Akamai Technologies, Inc. (a)	335	24,023
Alliance Data Systems Corp.	160	27,997
Automatic Data Processing, Inc.	8,992	1,436,382
Broadridge Financial Solutions, Inc.	3,571	370,277
Cognizant Technology Solutions Corp. Class A	6,016	435,859
DXC Technology Co.	1,378	88,619
Fidelity National Information Services, Inc.	6,636	750,532
First Data Corp. Class A (a)	1,087	28,556
Fiserv, Inc. (a) (b)	16,209	1,430,931
FleetCor Technologies, Inc. (a)	165	40,687
Gartner, Inc. (a)	103	15,623
Global Payments, Inc.	232	31,673
GoDaddy, Inc. Class A (a)	101	7,594
International Business Machines Corp.	16,734	2,361,167
Jack Henry & Associates, Inc.	5,280	732,547
Leidos Holdings, Inc.	498	31,917
Mastercard, Inc. Class A	16,815	3,959,092
Paychex, Inc.	12,859	1,031,292
PayPal Holdings, Inc. (a)	1,354	140,599
Sabre Corp.	714	15,272
Square, Inc. Class A (a)	49	3,671
Total System Services, Inc.	330	31,353
VeriSign, Inc. (a)	1,554	282,144
Visa, Inc. Class A	29,465	4,602,138
Western Union Co. (b)	1,766	32,618
Worldpay, Inc. Class A (a)	1,825	207,138
		20,764,754
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	2,802	238,226
Mattel, Inc. (a) (b)	1,462	19,006
Polaris Industries, Inc.	865	73,032
		330,264
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	549	44,129
Illumina, Inc. (a)	92	28,583
IQVIA Holdings, Inc. (a)	376	54,088
Mettler-Toledo International, Inc. (a)	347	250,881
Thermo Fisher Scientific, Inc.	1,999	547,166
Waters Corp. (a)	860	216,471
		1,141,318
MACHINERY — 1.0%
Caterpillar, Inc.	1,558	211,094

See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cummins, Inc.	2,165	$341,789
Deere & Co.	952	152,168
Dover Corp.	526	49,339
Flowserve Corp.	271	12,233
Fortive Corp.	654	54,864
IDEX Corp.	846	128,372
Illinois Tool Works, Inc.	4,413	633,398
Ingersoll-Rand PLC	812	87,655
Middleby Corp. (a) (b)	112	14,563
PACCAR, Inc.	1,559	106,230
Parker-Hannifin Corp.	389	66,760
Pentair PLC	537	23,902
Snap-on, Inc. (b)	762	119,268
Stanley Black & Decker, Inc.	583	79,387
WABCO Holdings, Inc. (a)	598	78,834
Wabtec Corp. (b)	590	43,495
Xylem, Inc.	358	28,296
		2,231,647
MEDIA — 1.1%
CBS Corp. Class B	2,033	96,629
Charter Communications, Inc. Class A (a)	650	225,492
Comcast Corp. Class A	27,348	1,093,373
Discovery, Inc. Class A (a)	982	26,534
Discovery, Inc. Class C (a)	984	25,013
DISH Network Corp. Class A (a)	1,236	39,169
Fox Corp. Class A (a)	717	26,321
Fox Corp. Class B (a)	1,951	70,002
Interpublic Group of Cos., Inc.	5,326	111,899
Liberty Broadband Corp. Class C (a)	1,115	102,290
Liberty Global PLC Class A (a)	1,070	26,664
Liberty Global PLC Class C (a)	2,762	66,868
Liberty Media Corp.-Liberty SiriusXM Class A (a)	289	11,034
Liberty Media Corp.-Liberty SiriusXM Class C (a)	580	22,179
News Corp. Class A	2,063	25,664
Omnicom Group, Inc. (b)	5,599	408,671
Sirius XM Holdings, Inc. (b)	23,620	133,925
		2,511,727
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	4,911	63,303
Newmont Mining Corp. (b)	33,795	1,208,847
Nucor Corp.	1,472	85,891
Steel Dynamics, Inc.	884	31,179
		1,389,220
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
AGNC Investment Corp. REIT	33,358	600,444
Annaly Capital Management, Inc. REIT	77,595	775,174
		1,375,618
MULTI-UTILITIES — 1.2%
Ameren Corp.	798	58,693
Security Description	Shares	Value
CenterPoint Energy, Inc.	1,574	$48,322
CMS Energy Corp.	3,888	215,939
Consolidated Edison, Inc.	11,486	974,128
Dominion Energy, Inc.	6,746	517,148
DTE Energy Co.	1,072	133,721
NiSource, Inc.	1,289	36,943
Public Service Enterprise Group, Inc.	1,821	108,186
Sempra Energy	1,264	159,087
WEC Energy Group, Inc.	6,871	543,359
		2,795,526
MULTILINE RETAIL — 0.8%
Dollar General Corp.	7,161	854,307
Dollar Tree, Inc. (a)	1,344	141,174
Kohl's Corp.	1,237	85,069
Macy's, Inc.	3,116	74,877
Nordstrom, Inc. (b)	1,925	85,432
Target Corp.	6,050	485,573
		1,726,432
OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp.	1,047	47,618
Apache Corp.	2,097	72,682
Cabot Oil & Gas Corp.	610	15,921
Cheniere Energy, Inc. (a)	54	3,692
Chevron Corp.	10,316	1,270,725
Cimarex Energy Co.	171	11,953
Concho Resources, Inc.	375	41,610
ConocoPhillips	2,853	190,409
Continental Resources, Inc. (a)	228	10,208
Devon Energy Corp.	2,149	67,823
Diamondback Energy, Inc.	308	31,271
EOG Resources, Inc.	790	75,192
Exxon Mobil Corp.	26,996	2,181,277
Hess Corp.	582	35,054
HollyFrontier Corp.	677	33,356
Kinder Morgan, Inc.	8,439	168,864
Marathon Oil Corp.	3,086	51,567
Marathon Petroleum Corp.	4,691	280,756
Noble Energy, Inc.	1,817	44,934
Occidental Petroleum Corp.	3,511	232,428
ONEOK, Inc.	1,979	138,213
Parsley Energy, Inc. Class A (a)	383	7,392
Phillips 66	2,941	279,895
Pioneer Natural Resources Co.	272	41,420
Plains GP Holdings L.P. Class A (a)	2,201	54,849
Targa Resources Corp.	1,008	41,882
Valero Energy Corp.	3,654	309,969
Williams Cos., Inc.	3,219	92,450
		5,833,410
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	2,841	32,671
Estee Lauder Cos., Inc. Class A	2,705	447,813
		480,484
PHARMACEUTICALS — 4.9%
Allergan PLC	1,626	238,063

See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Bristol-Myers Squibb Co.	5,312	$253,435
Eli Lilly & Co.	14,329	1,859,331
Jazz Pharmaceuticals PLC (a)	111	15,867
Johnson & Johnson	36,325	5,077,872
Merck & Co., Inc.	13,980	1,162,716
Mylan NV (a)	2,549	72,239
Nektar Therapeutics (a)	115	3,864
Perrigo Co. PLC (b)	225	10,836
Pfizer, Inc.	37,040	1,573,089
Zoetis, Inc.	6,964	701,066
		10,968,378
PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	50	23,321
Equifax, Inc.	269	31,876
IHS Markit, Ltd. (a)	607	33,009
ManpowerGroup, Inc.	555	45,893
Nielsen Holdings PLC	1,688	39,955
Robert Half International, Inc.	1,747	113,835
TransUnion	167	11,162
Verisk Analytics, Inc.	1,876	249,508
		548,559
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	1,101	54,445
Jones Lang LaSalle, Inc.	219	33,765
		88,210
ROAD & RAIL — 0.9%
AMERCO	389	144,517
CSX Corp.	1,632	122,106
JB Hunt Transport Services, Inc.	1,018	103,113
Kansas City Southern	331	38,389
Knight-Swift Transportation Holdings, Inc. (b)	358	11,700
Norfolk Southern Corp.	718	134,187
Old Dominion Freight Line, Inc.	760	109,737
Union Pacific Corp.	8,613	1,440,094
		2,103,843
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Micro Devices, Inc. (a) (b)	382	9,748
Analog Devices, Inc.	652	68,636
Applied Materials, Inc.	14,583	578,362
Broadcom, Inc.	636	191,251
Intel Corp.	63,424	3,405,869
KLA-Tencor Corp.	2,439	291,241
Lam Research Corp.	2,374	424,970
Marvell Technology Group, Ltd.	1,499	29,815
Maxim Integrated Products, Inc.	3,395	180,512
Microchip Technology, Inc. (b)	466	38,659
Micron Technology, Inc. (a)	9,388	388,006
NVIDIA Corp.	7,703	1,383,151
ON Semiconductor Corp. (a)	1,390	28,592
Qorvo, Inc. (a)	282	20,228
QUALCOMM, Inc. (b)	4,323	246,541
Security Description	Shares	Value
Skyworks Solutions, Inc.	2,366	$195,148
Texas Instruments, Inc.	13,539	1,436,082
Xilinx, Inc.	2,994	379,609
		9,296,420
SOFTWARE — 4.6%
Adobe, Inc. (a)	4,955	1,320,458
ANSYS, Inc. (a)	67	12,242
Autodesk, Inc. (a)	47	7,323
Cadence Design Systems, Inc. (a)	2,925	185,767
CDK Global, Inc.	1,129	66,408
Citrix Systems, Inc.	1,841	183,474
Fortinet, Inc. (a)	113	9,489
Intuit, Inc.	3,981	1,040,673
Microsoft Corp.	50,525	5,958,918
Oracle Corp.	14,543	781,104
Palo Alto Networks, Inc. (a)	717	174,145
PTC, Inc. (a)	61	5,623
Red Hat, Inc. (a)	1,714	313,148
salesforce.com, Inc. (a)	428	67,782
ServiceNow, Inc. (a)	19	4,683
Splunk, Inc. (a)	56	6,978
SS&C Technologies Holdings, Inc.	285	18,152
Symantec Corp.	1,242	28,554
Synopsys, Inc. (a)	1,291	148,659
VMware, Inc. Class A	122	22,022
Workday, Inc. Class A (a)	46	8,871
		10,364,473
SPECIALTY RETAIL — 3.3%
Advance Auto Parts, Inc.	651	111,015
AutoZone, Inc. (a)	481	492,602
Best Buy Co., Inc.	4,106	291,772
Burlington Stores, Inc. (a)	1,270	198,984
CarMax, Inc. (a) (b)	785	54,793
Gap, Inc.	3,811	99,772
Home Depot, Inc.	5,538	1,062,687
L Brands, Inc.	1,486	40,984
Lowe's Cos., Inc.	11,178	1,223,656
O'Reilly Automotive, Inc. (a)	542	210,459
Ross Stores, Inc.	11,243	1,046,723
Tiffany & Co. (b)	341	35,992
TJX Cos., Inc.	36,563	1,945,517
Tractor Supply Co.	2,063	201,679
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,225	427,194
		7,443,829
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	33,346	6,334,073
Dell Technologies, Inc. Class C (a)	1,030	60,451
Hewlett Packard Enterprise Co.	14,806	228,456
HP, Inc.	10,298	200,090
NetApp, Inc.	3,373	233,884
Seagate Technology PLC	1,247	59,719
Western Digital Corp.	2,258	108,519

See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Xerox Corp.	2,040	$65,239
		7,290,431
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings, Ltd. (a)	2,412	110,349
Hanesbrands, Inc. (b)	1,936	34,616
Lululemon Athletica, Inc. (a)	1,145	187,631
NIKE, Inc. Class B	20,906	1,760,494
PVH Corp.	437	53,292
Ralph Lauren Corp.	163	21,138
Tapestry, Inc.	6,525	211,997
Under Armour, Inc. Class A (a)	432	9,133
Under Armour, Inc. Class C (a) (b)	445	8,397
VF Corp.	6,202	539,016
		2,936,063
TOBACCO — 1.2%
Altria Group, Inc.	36,060	2,070,926
Philip Morris International, Inc.	6,526	576,833
		2,647,759
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	3,703	238,140
HD Supply Holdings, Inc. (a)	664	28,784
United Rentals, Inc. (a)	440	50,270
W.W. Grainger, Inc.	555	167,016
		484,210
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	826	86,119
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	5,632	31,821
T-Mobile US, Inc. (a)	2,697	186,362
		218,183
TOTAL COMMON STOCKS (Cost $212,993,826)		224,056,222
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	154,787	$154,787
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,809	1,809
TOTAL SHORT-TERM INVESTMENTS (Cost $156,596)		156,596
TOTAL INVESTMENTS — 99.9% (Cost $213,150,422)		224,212,818
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		208,187
NET ASSETS — 100.0%		$224,421,005
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$224,056,222	$—	$—	$224,056,222
Short-Term Investments	156,596	—	—	156,596
TOTAL INVESTMENTS	$224,212,818	$—	$—	$224,212,818
See accompanying notes to schedules of investments.

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	533	$49,617	$96,050	$7,577	$600	$(22,996)	1,758	$115,694	$1,658	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	52,826	52,826	4,299,362	4,197,401	—	—	154,787	154,787	2,170	—
State Street Navigator Securities Lending Government Money Market Portfolio	131,132	131,132	1,711,907	1,841,230	—	—	1,809	1,809	7,135	—
Total		$233,575	$6,107,319	$6,046,208	$600	$(22,996)		$272,290	$10,963	$—
See accompanying notes to schedules of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.0%
Tesla, Inc. (a)	29,807	$8,341,787
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	228,010	12,310,260
ENTERTAINMENT — 5.6%
Activision Blizzard, Inc.	208,109	9,475,203
Netflix, Inc. (a)	38,757	13,819,196
		23,294,399
INTERACTIVE MEDIA & SERVICES — 10.9%
Alphabet, Inc. Class A (a)	9,626	11,328,743
Baidu, Inc. ADR (a)	60,653	9,998,647
Facebook, Inc. Class A (a)	76,337	12,724,614
Twitter, Inc. (a)	349,470	11,490,574
		45,542,578
INTERNET & DIRECT MARKETING RETAIL — 11.8%
Alibaba Group Holding, Ltd. ADR (a)	72,272	13,186,027
Amazon.com, Inc. (a)	6,932	12,344,159
Booking Holdings, Inc. (a)	5,843	10,195,509
JD.com, Inc. ADR (a)	452,689	13,648,573
		49,374,268
IT SERVICES — 15.0%
Accenture PLC Class A	69,550	12,242,191
Automatic Data Processing, Inc.	76,154	12,164,840
International Business Machines Corp.	86,037	12,139,820
PayPal Holdings, Inc. (a)	122,182	12,687,379
Square, Inc. Class A (a)	181,728	13,615,062
		62,849,292
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.3%
Applied Materials, Inc.	314,846	12,486,793
Broadcom, Inc.	38,991	11,724,984
Intel Corp.	212,876	11,431,441
Micron Technology, Inc. (a)	314,728	13,007,708
NVIDIA Corp.	73,622	13,219,566
NXP Semiconductors NV	135,665	11,991,429
QUALCOMM, Inc.	174,008	9,923,676
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	267,243	10,946,273
Security Description	Shares	Value
Texas Instruments, Inc.	105,581	$11,198,977
		105,930,847
SOFTWARE — 21.1%
Adobe, Inc. (a)	45,701	12,178,860
Intuit, Inc.	51,283	13,405,889
Microsoft Corp.	96,930	11,431,924
Oracle Corp.	216,922	11,650,881
salesforce.com, Inc. (a)	77,651	12,297,589
ServiceNow, Inc. (a)	58,943	14,528,860
Workday, Inc. Class A (a)	65,853	12,699,751
		88,193,754
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.2%
Apple, Inc.	63,328	12,029,154
Dell Technologies, Inc. Class C (a)	167,887	9,853,288
		21,882,442
TOTAL COMMON STOCKS (Cost $353,277,106)		417,719,627
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $835,710)	835,710	835,710
TOTAL INVESTMENTS — 100.0% (Cost $354,112,816)		418,555,337
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		75,690
NET ASSETS — 100.0%		$418,631,027
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$417,719,627	$—	$—	$417,719,627
Short-Term Investment	835,710	—	—	835,710
TOTAL INVESTMENTS	$418,555,337	$—	$—	$418,555,337
See accompanying notes to schedules of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,354,220	$1,354,220	$103,320,452	$103,838,962	$—	$—	835,710	$835,710	$35,954	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	20,530,474	20,530,474	—	—	—	—	2,003	—
Total		$1,354,220	$123,850,926	$124,369,436	$—	$—		$835,710	$37,957	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.8%
Arconic, Inc.	40,440	$772,808
Boeing Co.	48,656	18,558,372
BWX Technologies, Inc.	8,578	425,297
Curtiss-Wright Corp.	3,650	413,691
General Dynamics Corp.	25,204	4,266,533
Harris Corp.	10,587	1,690,850
HEICO Corp.	3,858	366,008
HEICO Corp. Class A	600	50,436
Hexcel Corp.	8,179	565,660
Huntington Ingalls Industries, Inc.	3,977	824,034
L3 Technologies, Inc.	6,663	1,375,043
Lockheed Martin Corp.	24,458	7,341,313
Northrop Grumman Corp.	15,002	4,044,539
Raytheon Co.	24,767	4,509,575
Spirit AeroSystems Holdings, Inc. Class A	10,637	973,605
Teledyne Technologies, Inc. (a)	3,260	772,653
Textron, Inc.	23,021	1,166,244
TransDigm Group, Inc. (a)	4,730	2,147,373
United Technologies Corp.	76,267	9,830,054
		60,094,088
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	12,250	1,065,627
Expeditors International of Washington, Inc.	15,664	1,188,898
FedEx Corp.	21,840	3,961,994
United Parcel Service, Inc. Class B	58,301	6,514,554
XPO Logistics, Inc. (a) (b)	10,542	566,527
		13,297,600
AIRLINES — 0.5%
Alaska Air Group, Inc.	11,924	669,175
American Airlines Group, Inc.	48,466	1,539,280
Delta Air Lines, Inc.	65,926	3,405,078
JetBlue Airways Corp. (a)	28,529	466,735
Southwest Airlines Co.	51,342	2,665,163
United Continental Holdings, Inc. (a)	25,513	2,035,427
		10,780,858
AUTO COMPONENTS — 0.1%
Autoliv, Inc.	8,106	596,034
BorgWarner, Inc.	18,824	723,030
Gentex Corp.	25,840	534,371
Goodyear Tire & Rubber Co.	21,924	397,921
Lear Corp.	5,870	796,618
		3,047,974
AUTOMOBILES — 0.5%
Ford Motor Co.	347,850	3,054,123
General Motors Co.	112,537	4,175,123
Harley-Davidson, Inc. (b)	14,755	526,163
Tesla, Inc. (a)	10,797	3,021,648
		10,777,057
Security Description	Shares	Value
BANKS — 5.6%
Bank of America Corp.	842,796	$23,252,742
Bank OZK	10,741	311,274
BB&T Corp.	62,864	2,925,062
BOK Financial Corp.	2,511	204,772
CIT Group, Inc.	8,733	418,922
Citigroup, Inc.	215,804	13,427,325
Citizens Financial Group, Inc.	38,730	1,258,725
Comerica, Inc.	15,173	1,112,484
Commerce Bancshares, Inc.	9,625	558,828
Cullen/Frost Bankers, Inc.	4,992	484,573
East West Bancorp, Inc.	13,262	636,178
Fifth Third Bancorp	53,707	1,354,491
First Horizon National Corp.	29,168	407,769
First Republic Bank	14,627	1,469,428
Huntington Bancshares, Inc.	95,426	1,210,002
JPMorgan Chase & Co.	282,751	28,622,884
KeyCorp	92,266	1,453,189
M&T Bank Corp.	11,533	1,810,912
PacWest Bancorp	10,639	400,133
People's United Financial, Inc.	29,194	479,949
Pinnacle Financial Partners, Inc.	6,592	360,582
PNC Financial Services Group, Inc.	38,902	4,771,719
Prosperity Bancshares, Inc.	5,724	395,299
Regions Financial Corp.	89,553	1,267,175
Signature Bank	4,197	537,510
SunTrust Banks, Inc.	40,068	2,374,029
SVB Financial Group (a)	4,620	1,027,303
Synovus Financial Corp.	10,350	355,626
US Bancorp	135,557	6,532,492
Webster Financial Corp.	7,716	390,970
Wells Fargo & Co.	405,091	19,573,997
Western Alliance Bancorp (a)	8,241	338,211
Zions Bancorp NA	17,383	789,362
		120,513,917
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	5,917	312,299
Coca-Cola Co.	356,690	16,714,493
Constellation Brands, Inc. Class A	12,700	2,226,691
Molson Coors Brewing Co. Class B	14,918	889,859
Monster Beverage Corp. (a)	37,073	2,023,444
PepsiCo, Inc.	122,605	15,025,243
		37,192,029
BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	128,941	10,391,355
Alexion Pharmaceuticals, Inc. (a)	20,318	2,746,587
Alnylam Pharmaceuticals, Inc. (a)	8,000	747,600
Amgen, Inc.	55,678	10,577,706
Biogen, Inc. (a)	17,634	4,168,325
BioMarin Pharmaceutical, Inc. (a)	15,524	1,378,997
Bluebird Bio, Inc. (a) (b)	4,536	713,649
Celgene Corp. (a)	62,970	5,940,590
Exact Sciences Corp. (a) (b)	12,554	1,087,427
Exelixis, Inc. (a)	25,018	595,428
Gilead Sciences, Inc.	111,556	7,252,256

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Incyte Corp. (a)	18,813	$1,618,106
Ionis Pharmaceuticals, Inc. (a) (b)	13,005	1,055,616
Ligand Pharmaceuticals, Inc. (a) (b)	2,028	254,940
Neurocrine Biosciences, Inc. (a)	8,193	721,803
Regeneron Pharmaceuticals, Inc. (a)	7,142	2,932,648
Sage Therapeutics, Inc. (a) (b)	4,750	755,488
Sarepta Therapeutics, Inc. (a) (b)	6,420	765,200
Seattle Genetics, Inc. (a) (b)	13,515	989,839
United Therapeutics Corp. (a)	3,976	466,663
Vertex Pharmaceuticals, Inc. (a)	23,382	4,301,119
		59,461,342
BUILDING PRODUCTS — 0.2%
AO Smith Corp.	1,026	54,706
Fortune Brands Home & Security, Inc.	13,210	628,928
Lennox International, Inc.	3,640	962,416
Masco Corp.	27,894	1,096,513
Owens Corning	9,339	440,054
Resideo Technologies, Inc. (a)	10,783	208,004
USG Corp.	10,587	458,417
		3,849,038
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	4,976	532,979
Ameriprise Financial, Inc.	12,599	1,613,932
Bank of New York Mellon Corp.	82,592	4,165,114
BlackRock, Inc.	14,275	6,100,707
Cboe Global Markets, Inc.	9,383	895,513
Charles Schwab Corp.	98,289	4,202,838
CME Group, Inc.	27,077	4,456,333
E*TRADE Financial Corp.	23,813	1,105,637
FactSet Research Systems, Inc.	3,681	913,882
Franklin Resources, Inc.	24,287	804,871
Goldman Sachs Group, Inc.	31,227	5,995,272
Intercontinental Exchange, Inc.	48,414	3,686,242
Invesco, Ltd.	34,822	672,413
Lazard, Ltd. Class A	10,212	369,062
LPL Financial Holdings, Inc.	7,864	547,728
MarketAxess Holdings, Inc.	2,945	724,705
Moody's Corp.	17,035	3,084,868
Morgan Stanley	112,581	4,750,918
MSCI, Inc.	8,155	1,621,540
Nasdaq, Inc.	10,732	938,943
Northern Trust Corp.	18,082	1,634,794
Raymond James Financial, Inc.	11,595	932,354
S&P Global, Inc.	22,324	4,700,318
SEI Investments Co.	11,572	604,637
T Rowe Price Group, Inc.	21,200	2,122,544
TD Ameritrade Holding Corp.	45,022	2,250,650
		59,428,794
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	19,123	3,651,728
Albemarle Corp.	9,337	765,447
Axalta Coating Systems, Ltd. (a)	21,817	550,007
Celanese Corp. Series A	12,215	1,204,521
Security Description	Shares	Value
CF Industries Holdings, Inc.	20,138	$823,241
Chemours Co.	15,094	560,893
DowDuPont, Inc.	209,269	11,156,130
Eastman Chemical Co.	13,185	1,000,478
Ecolab, Inc.	25,501	4,501,947
FMC Corp.	11,567	888,577
Huntsman Corp.	17,992	404,640
International Flavors & Fragrances, Inc. (b)	7,783	1,002,373
Linde PLC	24,079	4,236,219
Livent Corp. (a)	10,818	132,845
Mosaic Co.	31,395	857,397
PPG Industries, Inc.	21,647	2,443,297
RPM International, Inc.	12,131	704,083
Sherwin-Williams Co.	7,776	3,349,201
Westlake Chemical Corp.	2,699	183,154
		38,416,178
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	8,173	1,651,845
Copart, Inc. (a)	17,552	1,063,476
KAR Auction Services, Inc.	12,466	639,630
Republic Services, Inc.	28,241	2,270,012
Rollins, Inc.	13,217	550,091
Stericycle, Inc. (a)	8,381	456,094
Waste Management, Inc.	36,125	3,753,749
		10,384,897
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	5,211	1,638,651
Cisco Systems, Inc.	408,587	22,059,612
CommScope Holding Co., Inc. (a)	18,362	399,006
F5 Networks, Inc. (a)	5,839	916,315
Juniper Networks, Inc.	29,191	772,686
Motorola Solutions, Inc.	14,800	2,078,216
		27,864,486
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	14,305	424,429
Arcosa, Inc.	3,452	105,459
Fluor Corp.	12,251	450,837
Jacobs Engineering Group, Inc.	12,547	943,409
Quanta Services, Inc.	13,246	499,904
		2,424,038
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	5,617	1,130,028
Vulcan Materials Co.	11,590	1,372,256
		2,502,284
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	37,607	1,033,816
American Express Co.	74,069	8,095,742
Capital One Financial Corp.	39,517	3,228,144
Credit Acceptance Corp. (a) (b)	965	436,113
Discover Financial Services	28,307	2,014,326

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Santander Consumer USA Holdings, Inc.	10,563	$223,196
SLM Corp.	39,926	395,667
Synchrony Financial	61,268	1,954,449
		17,381,453
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	5,584	594,082
Avery Dennison Corp.	8,149	920,837
Ball Corp.	29,884	1,729,088
Berry Global Group, Inc. (a)	11,461	617,404
Crown Holdings, Inc. (a)	11,602	633,121
International Paper Co.	38,964	1,802,864
Packaging Corp. of America	9,317	925,924
Sealed Air Corp.	15,471	712,594
Sonoco Products Co.	8,541	525,528
Westrock Co.	24,719	947,974
		9,409,416
DISTRIBUTORS — 0.1%
Genuine Parts Co.	13,160	1,474,315
LKQ Corp. (a)	27,592	783,061
Pool Corp.	3,280	541,101
		2,798,477
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	5,426	689,699
H&R Block, Inc.	18,396	440,400
Service Corp. International	15,671	629,191
ServiceMaster Global Holdings, Inc. (a)	15,115	705,870
		2,465,160
DIVERSIFIED FINANCIAL SERVICES — 0.6%
AXA Equitable Holdings, Inc.	11,240	226,373
Berkshire Hathaway, Inc. Class B (a)	57,279	11,506,778
Jefferies Financial Group, Inc.	21,563	405,169
Voya Financial, Inc.	15,507	774,730
		12,913,050
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	623,518	19,553,525
CenturyLink, Inc.	95,195	1,141,388
Verizon Communications, Inc.	341,203	20,175,333
Zayo Group Holdings, Inc. (a)	19,603	557,117
		41,427,363
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	20,108	947,690
American Electric Power Co., Inc.	40,462	3,388,693
Duke Energy Corp.	58,387	5,254,830
Edison International	25,500	1,578,960
Entergy Corp.	14,118	1,350,104
Evergy, Inc.	23,080	1,339,794
Eversource Energy	24,869	1,764,456
Security Description	Shares	Value
Exelon Corp.	81,307	$4,075,920
FirstEnergy Corp.	38,363	1,596,284
IDACORP, Inc.	3,966	394,776
NextEra Energy, Inc.	38,404	7,424,261
OGE Energy Corp.	17,230	742,958
PG&E Corp. (a)	42,214	751,409
Pinnacle West Capital Corp.	9,345	893,195
PPL Corp.	54,684	1,735,670
Southern Co.	84,918	4,388,562
Xcel Energy, Inc.	39,833	2,239,013
		39,866,575
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	3,986	478,360
AMETEK, Inc.	20,131	1,670,269
Emerson Electric Co.	55,226	3,781,324
Hubbell, Inc.	4,322	509,910
Rockwell Automation, Inc.	10,936	1,918,830
		8,358,693
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	27,376	2,585,390
Arrow Electronics, Inc. (a)	8,184	630,659
Avnet, Inc.	10,657	462,194
CDW Corp.	12,984	1,251,268
Cognex Corp.	15,780	802,571
Corning, Inc.	76,274	2,524,669
FLIR Systems, Inc.	12,798	608,929
IPG Photonics Corp. (a)	3,309	502,240
Keysight Technologies, Inc. (a)	16,405	1,430,516
National Instruments Corp.	10,408	461,699
Trimble, Inc. (a)	21,916	885,406
Zebra Technologies Corp. Class A (a)	5,445	1,140,891
		13,286,432
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes a GE Co.	37,256	1,032,736
Halliburton Co.	71,768	2,102,802
Helmerich & Payne, Inc.	8,868	492,706
National Oilwell Varco, Inc.	32,617	868,917
Schlumberger, Ltd.	116,852	5,091,242
		9,588,403
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	70,324	3,201,852
Electronic Arts, Inc. (a)	28,345	2,880,702
Liberty Media Corp.-Liberty Braves Class A (a)	1,008	28,164
Liberty Media Corp.-Liberty Formula One Class A (a)	2,660	90,546
Lions Gate Entertainment Corp. Class A	6,624	103,599
Live Nation Entertainment, Inc. (a) (b)	12,328	783,321
Madison Square Garden Co. Class A (a)	1,628	477,216
Netflix, Inc. (a)	40,676	14,503,435

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	10,202	$962,763
Viacom, Inc. Class B	1,282	35,986
Walt Disney Co.	135,945	15,093,952
		38,161,536
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
Alexandria Real Estate Equities, Inc. REIT	8,547	1,218,460
American Campus Communities, Inc. REIT	12,382	589,136
American Homes 4 Rent Class A REIT	21,970	499,158
American Tower Corp. REIT	36,924	7,276,243
Apartment Investment & Management Co. Class A REIT	14,023	705,217
AvalonBay Communities, Inc. REIT	11,414	2,291,132
Boston Properties, Inc. REIT	13,245	1,773,241
Brixmor Property Group, Inc. REIT	28,256	519,063
Camden Property Trust REIT	8,249	837,273
Crown Castle International Corp. REIT	35,038	4,484,864
CubeSmart REIT	16,694	534,876
CyrusOne, Inc. REIT	8,189	429,431
Digital Realty Trust, Inc. REIT	18,302	2,177,938
Douglas Emmett, Inc. REIT	13,578	548,823
Duke Realty Corp. REIT	31,563	965,197
Equinix, Inc. REIT	6,838	3,098,708
Equity LifeStyle Properties, Inc. REIT	6,972	796,900
Equity Residential REIT	32,003	2,410,466
Essex Property Trust, Inc. REIT	5,308	1,535,286
Extra Space Storage, Inc. REIT	10,747	1,095,227
Federal Realty Investment Trust REIT	6,615	911,878
Gaming and Leisure Properties, Inc. REIT	17,987	693,759
HCP, Inc. REIT	40,557	1,269,434
Healthcare Trust of America, Inc. Class A REIT	18,225	521,053
Highwoods Properties, Inc. REIT	9,274	433,838
Host Hotels & Resorts, Inc. REIT	64,009	1,209,770
Hudson Pacific Properties, Inc. REIT	13,300	457,786
Invitation Homes, Inc. REIT	25,516	620,804
Iron Mountain, Inc. REIT	23,625	837,742
Kilroy Realty Corp. REIT	8,966	681,057
Kimco Realty Corp. REIT	38,577	713,674
Lamar Advertising Co. Class A REIT	7,625	604,358
Liberty Property Trust REIT	13,187	638,515
Macerich Co. REIT	12,228	530,084
Medical Properties Trust, Inc. REIT	31,414	581,473
Mid-America Apartment Communities, Inc. REIT	10,597	1,158,570
National Retail Properties, Inc. REIT	13,290	736,133
Omega Healthcare Investors, Inc. REIT (b)	17,241	657,744
Security Description	Shares	Value
Park Hotels & Resorts, Inc. REIT	17,689	$549,774
Prologis, Inc. REIT	55,292	3,978,259
Public Storage REIT	12,420	2,704,828
Realty Income Corp. REIT	23,095	1,698,868
Regency Centers Corp. REIT	13,243	893,770
SBA Communications Corp. REIT (a)	9,679	1,932,509
Simon Property Group, Inc. REIT	26,394	4,809,251
SL Green Realty Corp. REIT	8,414	756,587
STORE Capital Corp. REIT	15,432	516,972
Sun Communities, Inc. REIT	6,559	777,373
UDR, Inc. REIT	23,802	1,082,039
Ventas, Inc. REIT	30,774	1,963,689
VEREIT, Inc.	90,218	755,125
VICI Properties, Inc. REIT	29,339	641,937
Vornado Realty Trust REIT	15,664	1,056,380
Welltower, Inc. REIT	32,399	2,514,162
Weyerhaeuser Co. REIT	68,080	1,793,227
WP Carey, Inc. REIT	9,259	725,257
		76,194,318
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	38,645	9,357,500
Kroger Co.	70,139	1,725,419
Sysco Corp.	46,052	3,074,432
US Foods Holding Corp. (a)	18,634	650,513
Walmart, Inc.	118,050	11,513,416
Walgreens Boots Alliance, Inc.	70,450	4,457,372
		30,778,652
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	44,808	1,932,569
Bunge, Ltd.	12,233	649,205
Campbell Soup Co. (b)	15,364	585,829
Conagra Brands, Inc.	36,359	1,008,599
General Mills, Inc.	47,499	2,458,073
Hershey Co.	12,957	1,487,852
Hormel Foods Corp.	24,626	1,102,260
Ingredion, Inc.	6,548	620,030
J.M. Smucker Co.	9,978	1,162,437
Kellogg Co.	29,676	1,702,809
Kraft Heinz Co.	77,141	2,518,654
Lamb Weston Holdings, Inc.	11,990	898,531
McCormick & Co., Inc.	573	86,311
Mondelez International, Inc. Class A	125,310	6,255,475
Post Holdings, Inc. (a)	6,277	686,704
Tyson Foods, Inc. Class A	22,690	1,575,367
		24,730,705
GAS UTILITIES — 0.1%
Atmos Energy Corp.	9,256	952,720
National Fuel Gas Co.	6,676	406,969
UGI Corp.	15,383	852,526
		2,212,215
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	155,650	12,442,661

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ABIOMED, Inc. (a)	4,160	$1,188,054
Align Technology, Inc. (a)	7,651	2,175,409
Baxter International, Inc.	48,321	3,928,980
Becton Dickinson and Co.	23,921	5,973,791
Boston Scientific Corp. (a)	122,973	4,719,704
Cooper Cos., Inc.	4,216	1,248,653
Danaher Corp.	54,889	7,246,446
DENTSPLY SIRONA, Inc.	19,851	984,411
DexCom, Inc. (a)	9,041	1,076,783
Edwards Lifesciences Corp. (a)	21,729	4,157,410
Haemonetics Corp. (a)	4,092	357,968
Hill-Rom Holdings, Inc.	5,554	587,946
Hologic, Inc. (a)	24,609	1,191,076
ICU Medical, Inc. (a)	1,528	365,696
IDEXX Laboratories, Inc. (a)	8,146	1,821,446
Insulet Corp. (a) (b)	5,520	524,897
Integra LifeSciences Holdings Corp. (a)	5,720	318,718
Intuitive Surgical, Inc. (a)	10,528	6,007,066
Masimo Corp. (a)	3,956	547,036
ResMed, Inc.	12,696	1,320,003
Stryker Corp.	30,751	6,073,937
Teleflex, Inc.	3,975	1,201,086
Varian Medical Systems, Inc. (a)	8,262	1,170,891
West Pharmaceutical Services, Inc.	6,573	724,345
Zimmer Biomet Holdings, Inc.	18,041	2,303,836
		69,658,249
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AmerisourceBergen Corp.	13,980	1,111,690
Anthem, Inc.	21,731	6,236,362
Cardinal Health, Inc.	27,490	1,323,644
Centene Corp. (a)	33,114	1,758,353
Cigna Corp.	31,391	5,048,301
Covetrus, Inc. (a) (b)	5,324	169,569
CVS Health Corp.	108,334	5,842,453
DaVita, Inc. (a)	12,636	686,008
Encompass Health Corp.	8,264	482,618
HCA Healthcare, Inc.	23,524	3,067,059
HealthEquity, Inc. (a)	5,320	393,574
Henry Schein, Inc. (a)	13,340	801,867
Humana, Inc.	11,890	3,162,740
Laboratory Corp. of America Holdings (a)	9,238	1,413,229
McKesson Corp.	15,994	1,872,258
Molina Healthcare, Inc. (a)	5,492	779,644
Quest Diagnostics, Inc.	12,185	1,095,675
UnitedHealth Group, Inc.	80,968	20,020,148
Universal Health Services, Inc. Class B	494	66,082
WellCare Health Plans, Inc. (a)	4,467	1,204,973
		56,536,247
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	26,279	1,503,422
Teladoc Health, Inc. (a) (b)	6,220	345,832
Security Description	Shares	Value
Veeva Systems, Inc. Class A (a)	11,893	$1,508,746
		3,358,000
HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	21,147	624,894
Caesars Entertainment Corp. (a) (b)	47,220	410,342
Chipotle Mexican Grill, Inc. (a)	2,493	1,770,803
Darden Restaurants, Inc.	10,596	1,287,096
Domino's Pizza, Inc.	3,840	991,104
Dunkin' Brands Group, Inc.	7,661	575,341
Hilton Worldwide Holdings, Inc.	26,219	2,179,061
Las Vegas Sands Corp.	31,764	1,936,333
Marriott International, Inc. Class A	26,869	3,361,043
McDonald's Corp.	64,316	12,213,608
MGM Resorts International	44,742	1,148,080
Norwegian Cruise Line Holdings, Ltd. (a)	17,620	968,395
Royal Caribbean Cruises, Ltd.	14,633	1,677,234
Six Flags Entertainment Corp.	6,625	326,944
Starbucks Corp.	111,953	8,322,586
Vail Resorts, Inc.	4,016	872,677
Wyndham Hotels & Resorts, Inc.	9,015	450,660
Wynn Resorts, Ltd.	8,159	973,532
Yum China Holdings, Inc.	32,034	1,438,647
Yum! Brands, Inc.	26,392	2,634,186
		44,162,566
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	30,415	1,258,573
Leggett & Platt, Inc.	12,148	512,888
Lennar Corp. Class A	26,273	1,289,742
Lennar Corp. Class B	1,656	64,783
Mohawk Industries, Inc. (a)	5,575	703,286
Newell Brands, Inc. (b)	42,261	648,284
NVR, Inc. (a)	311	860,537
PulteGroup, Inc.	22,848	638,830
Toll Brothers, Inc.	12,355	447,251
Whirlpool Corp.	6,223	826,974
		7,251,148
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	20,988	1,494,975
Clorox Co.	10,855	1,741,793
Colgate-Palmolive Co.	76,178	5,221,240
Kimberly-Clark Corp.	28,691	3,554,815
Procter & Gamble Co.	213,395	22,203,750
		34,216,573
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	49,855	901,378
NRG Energy, Inc.	24,001	1,019,563
Vistra Energy Corp.	35,920	934,998
		2,855,939
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	51,097	10,616,935

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Carlisle Cos., Inc.	5,580	$684,219
General Electric Co.	620,270	6,196,497
Honeywell International, Inc.	65,526	10,413,392
Roper Technologies, Inc.	8,878	3,036,010
		30,947,053
INSURANCE — 1.9%
Aflac, Inc.	64,398	3,219,900
Alleghany Corp. (a)	1,106	677,314
Allstate Corp.	28,843	2,716,434
American Financial Group, Inc.	6,610	635,948
American International Group, Inc.	74,214	3,195,655
Arthur J Gallagher & Co.	15,478	1,208,832
Assurant, Inc.	4,050	384,385
Brighthouse Financial, Inc. (a)	10,300	373,787
Brown & Brown, Inc.	20,454	603,598
Cincinnati Financial Corp.	13,273	1,140,151
Fidelity National Financial, Inc.	22,927	837,982
First American Financial Corp.	9,292	478,538
Hartford Financial Services Group, Inc.	32,060	1,594,023
Lincoln National Corp.	18,972	1,113,656
Loews Corp.	24,557	1,177,017
Markel Corp. (a)	1,053	1,049,041
Marsh & McLennan Cos., Inc.	42,200	3,962,580
MetLife, Inc.	70,107	2,984,455
Old Republic International Corp.	23,835	498,628
Principal Financial Group, Inc.	24,165	1,212,841
Progressive Corp.	50,419	3,634,706
Prudential Financial, Inc.	33,555	3,083,033
Reinsurance Group of America, Inc.	5,613	796,934
Torchmark Corp.	9,628	789,015
Travelers Cos., Inc.	22,322	3,061,685
Unum Group	19,967	675,484
WR Berkley Corp.	8,278	701,312
		41,806,934
INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Inc. Class A (a)	27,554	32,428,027
Facebook, Inc. Class A (a)	216,039	36,011,541
IAC/InterActiveCorp (a)	6,880	1,445,557
TripAdvisor, Inc. (a)	9,357	481,417
Twitter, Inc. (a)	61,786	2,031,524
Zillow Group, Inc. Class A (a)	4,211	144,016
		72,542,082
INTERNET & DIRECT MARKETING RETAIL — 4.0%
Amazon.com, Inc. (a)	39,057	69,550,753
Booking Holdings, Inc. (a)	4,373	7,630,491
eBay, Inc.	79,837	2,965,146
Etsy, Inc. (a)	11,640	782,441
Expedia Group, Inc.	10,603	1,261,757
GrubHub, Inc. (a) (b)	8,364	581,047
MercadoLibre, Inc. (a)	4,050	2,056,307
Qurate Retail, Inc. (a)	35,856	572,979
Security Description	Shares	Value
Wayfair, Inc. Class A (a) (b)	5,520	$819,444
		86,220,365
IT SERVICES — 5.5%
Akamai Technologies, Inc. (a)	15,641	1,121,616
Alliance Data Systems Corp.	4,634	810,857
Amdocs, Ltd.	12,797	692,446
Automatic Data Processing, Inc.	38,921	6,217,241
Black Knight, Inc. (a)	11,928	650,076
Booz Allen Hamilton Holding Corp.	12,962	753,611
Broadridge Financial Solutions, Inc.	10,200	1,057,638
Cognizant Technology Solutions Corp. Class A	51,993	3,766,893
DXC Technology Co.	24,709	1,589,036
EPAM Systems, Inc. (a)	5,150	871,019
Euronet Worldwide, Inc. (a)	3,292	469,406
Fidelity National Information Services, Inc.	29,324	3,316,544
First Data Corp. Class A (a)	45,831	1,203,980
Fiserv, Inc. (a) (b)	36,728	3,242,348
FleetCor Technologies, Inc. (a)	8,217	2,026,230
Gartner, Inc. (a)	8,189	1,242,108
Global Payments, Inc.	14,047	1,917,696
GoDaddy, Inc. Class A (a)	14,792	1,112,210
International Business Machines Corp.	80,759	11,395,095
Jack Henry & Associates, Inc.	6,665	924,702
Leidos Holdings, Inc.	12,473	799,395
Mastercard, Inc. Class A	86,399	20,342,645
Okta, Inc. (a)	9,012	745,563
Paychex, Inc.	28,738	2,304,788
PayPal Holdings, Inc. (a)	109,798	11,401,424
Sabre Corp.	21,624	462,537
Square, Inc. Class A (a)	30,573	2,290,529
Total System Services, Inc.	16,550	1,572,415
Twilio, Inc. Class A (a)	6,520	842,254
VeriSign, Inc. (a)	11,652	2,115,537
Visa, Inc. Class A (b)	165,267	25,813,053
Western Union Co. (b)	40,610	750,067
WEX, Inc. (a)	3,901	748,953
Worldpay, Inc. Class A (a)	26,844	3,046,794
		117,616,706
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	7,510	377,978
Hasbro, Inc.	10,596	900,872
Mattel, Inc. (a) (b)	32,280	419,640
Polaris Industries, Inc.	5,232	441,738
		2,140,228
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	28,296	2,274,433
Bio-Rad Laboratories, Inc. Class A (a)	138	42,184
Bio-Techne Corp.	3,179	631,190

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	3,856	$560,084
Illumina, Inc. (a)	14,834	4,608,775
IQVIA Holdings, Inc. (a)	14,820	2,131,857
Mettler-Toledo International, Inc. (a)	2,328	1,683,144
PerkinElmer, Inc.	9,553	920,527
PRA Health Sciences, Inc. (a)	5,120	564,685
Thermo Fisher Scientific, Inc.	35,489	9,714,049
Waters Corp. (a)	6,650	1,673,872
		24,804,800
MACHINERY — 1.8%
AGCO Corp.	6,316	439,278
Allison Transmission Holdings, Inc.	11,690	525,115
Caterpillar, Inc.	52,595	7,126,096
Crane Co.	4,013	339,580
Cummins, Inc.	12,825	2,024,683
Deere & Co.	27,684	4,425,011
Donaldson Co., Inc.	10,979	549,609
Dover Corp.	13,238	1,241,724
Flowserve Corp.	12,413	560,323
Fortive Corp.	26,588	2,230,467
Gardner Denver Holdings, Inc. (a)	8,242	229,210
Graco, Inc.	16,303	807,325
IDEX Corp.	6,636	1,006,947
Illinois Tool Works, Inc.	29,715	4,264,994
Lincoln Electric Holdings, Inc.	5,359	449,459
Middleby Corp. (a) (b)	5,044	655,871
Nordson Corp.	4,312	571,426
Oshkosh Corp.	6,636	498,563
PACCAR, Inc.	30,228	2,059,736
Parker-Hannifin Corp.	11,607	1,991,993
Snap-on, Inc.	5,024	786,356
Stanley Black & Decker, Inc.	14,754	2,009,052
Toro Co.	9,258	637,321
Trinity Industries, Inc.	10,540	229,034
WABCO Holdings, Inc. (a)	4,817	635,025
Wabtec Corp. (b)	11,473	845,790
Woodward, Inc.	4,924	467,238
Xylem, Inc.	16,091	1,271,833
		38,879,059
MEDIA — 0.5%
CBS Corp. Class B	911	43,300
Charter Communications, Inc. Class A (a)	14,792	5,131,493
Comcast Corp. Class A	23,890	955,122
Discovery, Inc. Class A (a)	11,512	311,054
DISH Network Corp. Class A (a)	18,456	584,871
Fox Corp. Class B (a)	14,553	522,162
GCI Liberty, Inc. Class A (a)	7,848	436,427
Interpublic Group of Cos., Inc.	34,642	727,828
Liberty Broadband Corp. Class A (a)	2,610	239,180
Liberty Media Corp.-Liberty SiriusXM Class A (a)	9,087	346,942
News Corp. Class B	9,627	120,241
Omnicom Group, Inc.	18,654	1,361,556
Security Description	Shares	Value
Sirius XM Holdings, Inc. (b)	123,238	$698,759
		11,478,935
METALS & MINING — 0.3%
Alcoa Corp. (a)	15,717	442,591
Freeport-McMoRan, Inc.	126,408	1,629,399
Newmont Mining Corp.	46,905	1,677,792
Nucor Corp.	27,183	1,586,128
Reliance Steel & Aluminum Co.	6,739	608,262
Royal Gold, Inc.	5,611	510,208
Steel Dynamics, Inc.	19,171	676,161
United States Steel Corp.	14,826	288,959
		7,419,500
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	43,024	774,432
Annaly Capital Management, Inc. REIT	104,311	1,042,067
New Residential Investment Corp. REIT	27,756	469,354
Starwood Property Trust, Inc. REIT	22,251	497,310
		2,783,163
MULTI-UTILITIES — 1.0%
Ameren Corp.	20,807	1,530,355
CenterPoint Energy, Inc.	40,016	1,228,491
CMS Energy Corp.	24,221	1,345,234
Consolidated Edison, Inc.	26,733	2,267,226
Dominion Energy, Inc.	61,127	4,685,996
DTE Energy Co.	14,104	1,759,333
MDU Resources Group, Inc.	16,406	423,767
NiSource, Inc.	28,913	828,647
Public Service Enterprise Group, Inc.	39,689	2,357,923
Sempra Energy	22,988	2,893,270
WEC Energy Group, Inc.	26,781	2,117,841
		21,438,083
MULTILINE RETAIL — 0.5%
Dollar General Corp.	22,523	2,686,994
Dollar Tree, Inc. (a)	18,288	1,920,972
Kohl's Corp.	15,242	1,048,192
Macy's, Inc.	27,564	662,363
Nordstrom, Inc. (b)	9,039	401,151
Ollie's Bargain Outlet Holdings, Inc. (a)	4,292	366,236
Target Corp.	44,474	3,569,483
		10,655,391
OIL, GAS & CONSUMABLE FUELS — 4.8%
Anadarko Petroleum Corp.	42,781	1,945,680
Antero Resources Corp. (a)	20,077	177,280
Apache Corp.	33,838	1,172,825
Cabot Oil & Gas Corp.	32,100	837,810
Centennial Resource Development, Inc. Class A (a) (b)	13,004	114,305
Cheniere Energy, Inc. (a)	31,365	2,144,111
Chevron Corp.	160,585	19,780,860

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cimarex Energy Co.	8,276	$578,492
Concho Resources, Inc.	16,452	1,825,514
ConocoPhillips	100,837	6,729,861
Devon Energy Corp.	45,312	1,430,047
Diamondback Energy, Inc.	14,253	1,447,107
EOG Resources, Inc.	49,153	4,678,383
EQT Corp.	21,897	454,144
Equitrans Midstream Corp.	17,570	382,675
Exxon Mobil Corp.	356,147	28,776,678
Hess Corp.	24,755	1,490,994
HollyFrontier Corp.	15,631	770,139
Kinder Morgan, Inc.	152,194	3,045,402
Marathon Oil Corp.	77,119	1,288,659
Marathon Petroleum Corp.	38,138	2,282,559
Murphy Oil Corp.	13,801	404,369
Noble Energy, Inc.	42,851	1,059,705
Occidental Petroleum Corp.	67,822	4,489,816
ONEOK, Inc.	35,404	2,472,615
Parsley Energy, Inc. Class A (a)	21,205	409,257
PBF Energy, Inc. Class A	8,148	253,729
Phillips 66	38,696	3,682,698
Pioneer Natural Resources Co.	13,671	2,081,820
Targa Resources Corp.	19,190	797,345
Valero Energy Corp.	35,816	3,038,271
Williams Cos., Inc.	98,694	2,834,492
WPX Energy, Inc. (a)	37,264	488,531
		103,366,173
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	43,826	503,999
Estee Lauder Cos., Inc. Class A	20,212	3,346,096
Herbalife Nutrition, Ltd. (a)	13,314	705,509
		4,555,604
PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	139,888	6,674,056
Catalent, Inc. (a)	11,330	459,885
Eli Lilly & Co.	70,659	9,168,712
Johnson & Johnson	224,906	31,439,610
Merck & Co., Inc.	224,001	18,630,163
Mylan NV (a)	42,630	1,208,134
Nektar Therapeutics (a)	16,478	553,661
Pfizer, Inc.	487,561	20,706,716
Zoetis, Inc.	41,258	4,153,443
		92,994,380
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	3,568	1,664,187
Equifax, Inc.	10,579	1,253,611
ManpowerGroup, Inc.	5,651	467,281
Nielsen Holdings PLC	32,879	778,246
Robert Half International, Inc.	10,703	697,407
TransUnion	16,621	1,110,948
Verisk Analytics, Inc.	14,522	1,931,426
		7,903,106
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	30,021	$1,484,538
Howard Hughes Corp. (a)	3,906	429,660
Jones Lang LaSalle, Inc.	3,977	613,174
		2,527,372
ROAD & RAIL — 1.2%
AMERCO	552	205,073
CSX Corp.	77,084	5,767,425
Genesee & Wyoming, Inc. Class A (a)	5,719	498,354
JB Hunt Transport Services, Inc.	8,205	831,084
Kansas City Southern	9,316	1,080,470
Knight-Swift Transportation Holdings, Inc. (b)	11,314	369,741
Norfolk Southern Corp.	25,103	4,691,500
Old Dominion Freight Line, Inc.	6,506	939,401
Union Pacific Corp.	65,353	10,927,022
		25,310,070
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Micro Devices, Inc. (a) (b)	93,083	2,375,478
Analog Devices, Inc.	34,652	3,647,816
Applied Materials, Inc.	92,747	3,678,346
Broadcom, Inc.	35,934	10,805,713
Cypress Semiconductor Corp.	29,652	442,408
First Solar, Inc. (a)	6,550	346,102
Integrated Device Technology, Inc. (a)	9,712	475,791
Intel Corp.	408,793	21,952,184
KLA-Tencor Corp.	13,852	1,654,067
Lam Research Corp.	14,037	2,512,763
Maxim Integrated Products, Inc.	24,601	1,308,035
Microchip Technology, Inc. (b)	22,168	1,839,057
Micron Technology, Inc. (a)	101,565	4,197,682
NVIDIA Corp.	53,344	9,578,449
ON Semiconductor Corp. (a)	42,098	865,956
Qorvo, Inc. (a)	10,820	776,119
QUALCOMM, Inc.	132,903	7,579,458
Skyworks Solutions, Inc.	16,123	1,329,825
Teradyne, Inc.	16,527	658,436
Texas Instruments, Inc.	87,489	9,279,958
Universal Display Corp. (b)	3,960	605,286
Xilinx, Inc.	22,638	2,870,272
		88,779,201
SOFTWARE — 7.5%
Adobe, Inc. (a)	46,308	12,340,619
ANSYS, Inc. (a)	8,224	1,502,607
Aspen Technology, Inc. (a)	6,500	677,690
Autodesk, Inc. (a)	21,621	3,368,984
Cadence Design Systems, Inc. (a)	25,847	1,641,543
CDK Global, Inc.	12,244	720,192
Citrix Systems, Inc.	12,219	1,217,745
DocuSign, Inc. (a)	7,148	370,552
Fair Isaac Corp. (a)	2,328	632,355

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Fortinet, Inc. (a)	12,978	$1,089,763
Guidewire Software, Inc. (a)	7,173	696,929
HubSpot, Inc. (a)	3,292	547,163
Intuit, Inc.	22,799	5,959,887
Microsoft Corp.	680,814	80,295,203
Nuance Communications, Inc. (a)	27,414	464,119
Nutanix, Inc. Class A (a)	10,373	391,477
Oracle Corp.	241,537	12,972,952
Palo Alto Networks, Inc. (a)	8,162	1,982,387
Paycom Software, Inc. (a) (b)	5,150	974,019
Proofpoint, Inc. (a)	4,050	491,791
PTC, Inc. (a)	9,899	912,490
RealPage, Inc. (a)	7,048	427,743
Red Hat, Inc. (a)	16,708	3,052,552
RingCentral, Inc. Class A (a)	6,020	648,956
salesforce.com, Inc. (a)	69,619	11,025,561
ServiceNow, Inc. (a)	16,978	4,184,907
Splunk, Inc. (a)	15,280	1,903,888
SS&C Technologies Holdings, Inc.	18,340	1,168,075
Symantec Corp.	55,639	1,279,141
Synopsys, Inc. (a)	13,482	1,552,452
Tableau Software, Inc. Class A (a)	6,164	784,554
Tyler Technologies, Inc. (a)	3,450	705,180
Ultimate Software Group, Inc. (a)	2,647	873,854
VMware, Inc. Class A	6,439	1,162,304
Workday, Inc. Class A (a)	13,820	2,665,187
Zendesk, Inc. (a)	9,412	800,020
		161,484,841
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	6,734	1,148,349
AutoZone, Inc. (a)	2,039	2,088,181
Best Buy Co., Inc.	22,178	1,575,969
Burlington Stores, Inc. (a)	5,775	904,827
CarMax, Inc. (a) (b)	16,160	1,127,968
Five Below, Inc. (a)	4,492	558,131
Foot Locker, Inc.	9,934	602,001
Gap, Inc.	20,684	541,507
Home Depot, Inc.	102,707	19,708,446
L Brands, Inc.	20,266	558,936
Lowe's Cos., Inc.	73,670	8,064,655
O'Reilly Automotive, Inc. (a)	6,627	2,573,264
Ross Stores, Inc.	31,273	2,911,516
Tiffany & Co.	11,630	1,227,547
TJX Cos., Inc.	109,259	5,813,671
Tractor Supply Co.	10,550	1,031,368
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,907	1,711,218
Williams-Sonoma, Inc. (b)	6,730	378,697
		52,526,251
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
Apple, Inc.	421,056	79,979,587
Dell Technologies, Inc. Class C (a)	13,839	812,211
Hewlett Packard Enterprise Co.	137,504	2,121,687
HP, Inc.	142,238	2,763,684
Security Description	Shares	Value
NetApp, Inc.	24,465	$1,696,403
Western Digital Corp.	25,624	1,231,489
Xerox Corp.	22,717	726,490
		89,331,551
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Columbia Sportswear Co.	2,500	260,450
Hanesbrands, Inc. (b)	30,315	542,032
Lululemon Athletica, Inc. (a)	9,856	1,615,103
NIKE, Inc. Class B	119,052	10,025,369
PVH Corp.	7,848	957,064
Ralph Lauren Corp.	5,026	651,772
Tapestry, Inc.	28,488	925,575
Under Armour, Inc. Class A (a)	15,137	319,996
VF Corp.	36,351	3,159,265
		18,456,626
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc. (b)	42,385	490,394
TOBACCO — 0.9%
Altria Group, Inc.	151,893	8,723,215
Philip Morris International, Inc.	125,207	11,067,047
		19,790,262
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	25,653	1,649,744
HD Supply Holdings, Inc. (a)	17,043	738,814
United Rentals, Inc. (a)	7,781	888,979
W.W. Grainger, Inc.	4,347	1,308,143
Watsco, Inc.	2,646	378,934
		4,964,614
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	14,892	1,552,640
Aqua America, Inc.	14,888	542,519
		2,095,159
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	26,982	1,864,456
TOTAL COMMON STOCKS (Cost $2,112,111,602)		2,152,818,109
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	4,713,608	4,713,608

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	628,569	$628,569
TOTAL SHORT-TERM INVESTMENTS (Cost $5,342,177)		5,342,177
TOTAL INVESTMENTS — 99.9% (Cost $2,117,453,779)		2,158,160,286
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,410,176
NET ASSETS — 100.0%		$2,159,570,462

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	28	06/21/2019	$3,876,866	$3,972,920	$96,054
E-Mini Russell 1000 Index (long)	4	06/21/2019	308,033	314,580	$6,547
Total unrealized appreciation/depreciation on open futures contracts purchased					$102,601
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,152,818,109	$—	$—	$2,152,818,109
Short-Term Investments	5,342,177	—	—	5,342,177
TOTAL INVESTMENTS	$2,158,160,286	$—	$—	$2,158,160,286
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	102,601	—	—	102,601
TOTAL OTHER FINANCIAL INSTRUMENTS:	$102,601	$—	$—	$102,601
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,158,262,887	$—	$—	$2,158,262,887
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	21,076	$1,961,965	$1,343,145	$2,738,348	$(718,959)	$152,197	—	$—	$25,258	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,179,012	1,179,012	58,642,978	55,108,382	—	—	4,713,608	4,713,608	54,870	—
State Street Navigator Securities Lending Government Money Market Portfolio	2,118,347	2,118,347	17,053,356	18,543,134	—	—	628,569	628,569	42,133	—
Total		$5,259,324	$77,039,479	$76,389,864	$(718,959)	$152,197		$5,342,177	$122,261	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
AAR Corp.	18,949	$616,032
Aerojet Rocketdyne Holdings, Inc. (a)	42,007	1,492,509
Aerovironment, Inc. (a)	12,145	830,839
Axon Enterprise, Inc. (a) (b)	33,389	1,816,696
Cubic Corp.	16,856	947,981
Curtiss-Wright Corp.	24,677	2,796,891
Mercury Systems, Inc. (a)	28,291	1,812,887
Moog, Inc. Class A	18,682	1,624,400
National Presto Industries, Inc. (b)	2,737	297,101
Teledyne Technologies, Inc. (a)	20,765	4,921,513
Triumph Group, Inc. (b)	28,291	539,227
		17,696,076
AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	14,923	754,507
Echo Global Logistics, Inc. (a)	16,025	397,099
Forward Air Corp.	16,887	1,093,095
Hub Group, Inc. Class A (a)	19,808	809,157
XPO Logistics, Inc. (a)	62,955	3,383,202
		6,437,060
AIRLINES — 0.4%
Allegiant Travel Co.	7,483	968,824
Hawaiian Holdings, Inc. (b)	27,752	728,490
JetBlue Airways Corp. (a)	174,654	2,857,339
SkyWest, Inc.	29,727	1,613,879
		6,168,532
AUTO COMPONENTS — 1.3%
Adient PLC	50,400	653,184
American Axle & Manufacturing Holdings, Inc. (a)	65,351	935,173
Cooper Tire & Rubber Co.	29,125	870,546
Cooper-Standard Holdings, Inc. (a)	9,579	449,830
Dana, Inc.	82,558	1,464,579
Delphi Technologies PLC	51,574	993,315
Dorman Products, Inc. (a)	16,815	1,481,233
Fox Factory Holding Corp. (a)	21,916	1,531,709
Garrett Motion, Inc. (a) (b)	43,077	634,524
Gentex Corp.	150,214	3,106,426
Gentherm, Inc. (a)	19,648	724,225
Goodyear Tire & Rubber Co.	133,476	2,422,590
LCI Industries	14,298	1,098,373
Motorcar Parts of America, Inc. (a)	11,044	208,400
Standard Motor Products, Inc.	11,971	587,776
Superior Industries International, Inc.	13,533	64,417
Visteon Corp. (a) (b)	16,380	1,103,193
		18,329,493
AUTOMOBILES — 0.2%
Thor Industries, Inc.	29,190	1,820,580
Security Description	Shares	Value
Winnebago Industries, Inc. (b)	17,000	$529,550
		2,350,130
BANKS — 7.6%
Ameris Bancorp	22,738	781,050
Associated Banc-Corp.	94,561	2,018,877
Banc of California, Inc.	24,966	345,529
BancorpSouth Bank	52,287	1,475,539
Bank of Hawaii Corp.	23,760	1,873,951
Bank OZK	70,138	2,032,599
Banner Corp.	18,157	983,565
Berkshire Hills Bancorp, Inc.	22,275	606,771
Boston Private Financial Holdings, Inc.	49,361	540,996
Brookline Bancorp, Inc.	46,387	667,973
Cathay General Bancorp	44,036	1,493,261
Central Pacific Financial Corp.	17,408	502,047
Chemical Financial Corp.	41,096	1,691,511
City Holding Co.	9,841	749,786
Columbia Banking System, Inc.	42,898	1,402,336
Commerce Bancshares, Inc.	57,080	3,314,065
Community Bank System, Inc.	29,909	1,787,661
Cullen/Frost Bankers, Inc.	36,283	3,521,991
Customers Bancorp, Inc. (a)	17,392	318,447
CVB Financial Corp.	58,834	1,238,456
Eagle Bancorp, Inc. (a)	18,088	908,018
East West Bancorp, Inc.	83,210	3,991,584
Fidelity Southern Corp.	12,683	347,387
First BanCorp	126,122	1,445,358
First Commonwealth Financial Corp.	58,196	733,270
First Financial Bancorp	57,201	1,376,256
First Financial Bankshares, Inc. (b)	38,875	2,246,197
First Horizon National Corp.	183,361	2,563,387
First Midwest Bancorp, Inc.	60,723	1,242,393
FNB Corp.	187,097	1,983,228
Franklin Financial Network, Inc.	6,780	196,688
Fulton Financial Corp.	97,883	1,515,229
Glacier Bancorp, Inc.	48,713	1,951,930
Great Western Bancorp, Inc.	32,606	1,030,023
Hancock Whitney Corp.	48,936	1,977,014
Hanmi Financial Corp.	18,840	400,727
Heritage Financial Corp.	18,086	545,112
Home BancShares, Inc.	89,365	1,570,143
Hope Bancorp, Inc.	69,356	907,176
Independent Bank Corp.	19,833	1,606,671
International Bancshares Corp.	31,965	1,215,629
LegacyTexas Financial Group, Inc.	25,322	946,790
National Bank Holdings Corp. Class A	14,900	495,574
NBT Bancorp, Inc.	25,675	924,557
OFG Bancorp	25,641	507,435
Old National Bancorp	86,744	1,422,602
Opus Bank	11,106	219,899
Pacific Premier Bancorp, Inc.	25,592	678,956
PacWest Bancorp	69,566	2,616,377
Pinnacle Financial Partners, Inc.	41,991	2,296,908

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Preferred Bank	8,081	$363,403
Prosperity Bancshares, Inc. (b)	37,989	2,623,520
S&T Bancorp, Inc.	19,903	786,766
Seacoast Banking Corp. of Florida (a)	30,047	791,738
ServisFirst Bancshares, Inc. (b)	26,529	895,619
Signature Bank	31,702	4,060,075
Simmons First National Corp. Class A	53,607	1,312,299
Southside Bancshares, Inc.	18,212	605,185
Sterling Bancorp	122,549	2,283,088
Synovus Financial Corp.	91,655	3,149,266
TCF Financial Corp.	94,419	1,953,529
Texas Capital Bancshares, Inc. (a)	29,279	1,598,341
Tompkins Financial Corp.	7,136	542,835
Triumph Bancorp, Inc. (a)	14,352	421,805
Trustmark Corp.	37,906	1,274,779
UMB Financial Corp.	25,453	1,630,010
Umpqua Holdings Corp.	127,821	2,109,046
United Bankshares, Inc.	58,862	2,133,159
United Community Banks, Inc.	46,263	1,153,337
Valley National Bancorp	192,479	1,843,949
Veritex Holdings, Inc.	26,612	644,543
Webster Financial Corp.	53,609	2,716,368
Westamerica Bancorporation	15,499	957,838
Wintrust Financial Corp.	32,854	2,212,060
		105,271,487
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	4,952	1,459,503
Coca-Cola Bottling Co. Consolidated	2,665	767,067
MGP Ingredients, Inc. (b)	7,499	578,548
		2,805,118
BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a)	22,857	303,770
AMAG Pharmaceuticals, Inc. (a) (b)	20,362	262,263
Anika Therapeutics, Inc. (a)	7,851	237,414
Cytokinetics, Inc. (a)	29,718	240,419
Eagle Pharmaceuticals, Inc. (a) (b)	5,575	281,482
Emergent BioSolutions, Inc. (a)	25,673	1,297,000
Enanta Pharmaceuticals, Inc. (a)	8,798	840,385
Exelixis, Inc. (a)	171,977	4,093,053
Ligand Pharmaceuticals, Inc. (a) (b)	11,803	1,483,755
Momenta Pharmaceuticals, Inc. (a)	55,874	811,849
Myriad Genetics, Inc. (a) (b)	42,262	1,403,098
Progenics Pharmaceuticals, Inc. (a)	46,510	215,806
REGENXBIO, Inc. (a)	16,568	949,512
Repligen Corp. (a) (b)	22,455	1,326,641
Spectrum Pharmaceuticals, Inc. (a)	55,506	593,359
United Therapeutics Corp. (a)	25,285	2,967,700
Vanda Pharmaceuticals, Inc. (a)	30,404	559,434
		17,866,940
Security Description	Shares	Value
BUILDING PRODUCTS — 1.2%
AAON, Inc. (b)	23,618	$1,090,679
American Woodmark Corp. (a)	8,741	722,269
Apogee Enterprises, Inc.	15,705	588,780
Gibraltar Industries, Inc. (a)	18,695	759,204
Griffon Corp.	19,415	358,789
Insteel Industries, Inc.	10,527	220,225
Lennox International, Inc.	20,667	5,464,355
Patrick Industries, Inc. (a)	12,873	583,404
PGT Innovations, Inc. (a)	33,521	464,266
Quanex Building Products Corp.	20,685	328,685
Resideo Technologies, Inc. (a)	71,724	1,383,556
Simpson Manufacturing Co., Inc.	23,273	1,379,391
Trex Co., Inc. (a)	34,096	2,097,586
Universal Forest Products, Inc.	35,075	1,048,392
		16,489,581
CAPITAL MARKETS — 2.4%
Blucora, Inc. (a)	27,600	921,288
Donnelley Financial Solutions, Inc. (a)	20,673	307,614
Eaton Vance Corp.	66,601	2,684,686
Evercore, Inc. Class A	23,143	2,106,013
FactSet Research Systems, Inc.	21,813	5,415,514
Federated Investors, Inc. Class B	54,666	1,602,261
Greenhill & Co., Inc.	10,974	236,051
Interactive Brokers Group, Inc. Class A	42,723	2,216,469
INTL. FCStone, Inc. (a)	9,169	355,391
Janus Henderson Group PLC (b)	95,135	2,376,472
Legg Mason, Inc.	50,042	1,369,650
MarketAxess Holdings, Inc.	21,608	5,317,297
Piper Jaffray Cos.	8,519	620,439
SEI Investments Co.	74,397	3,887,243
Stifel Financial Corp.	41,728	2,201,569
Virtus Investment Partners, Inc.	3,997	389,907
Waddell & Reed Financial, Inc. Class A (b)	44,008	760,898
WisdomTree Investments, Inc.	67,854	479,049
		33,247,811
CHEMICALS — 2.8%
AdvanSix, Inc. (a)	16,742	478,319
American Vanguard Corp.	15,315	263,724
Ashland Global Holdings, Inc.	36,101	2,820,571
Balchem Corp.	18,810	1,745,568
Cabot Corp.	34,354	1,430,157
Chemours Co.	96,251	3,576,687
Ferro Corp. (a)	47,906	906,861
FutureFuel Corp.	14,769	197,905
Hawkins, Inc.	5,482	201,902
HB Fuller Co.	29,642	1,441,787
Ingevity Corp. (a)	23,961	2,530,521
Innophos Holdings, Inc.	11,658	351,372
Innospec, Inc.	13,974	1,164,733
Koppers Holdings, Inc. (a)	12,320	320,074
Kraton Corp. (a)	18,765	603,858

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Livent Corp. (a)	84,321	$1,035,462
LSB Industries, Inc. (a)	8,487	52,959
Minerals Technologies, Inc.	20,194	1,187,205
NewMarket Corp.	5,059	2,193,380
Olin Corp.	95,810	2,217,043
PolyOne Corp.	44,826	1,313,850
Quaker Chemical Corp.	7,722	1,546,948
Rayonier Advanced Materials, Inc. (b)	28,390	384,968
RPM International, Inc.	76,209	4,423,170
Scotts Miracle-Gro Co. (b)	22,874	1,797,439
Sensient Technologies Corp.	24,642	1,670,481
Stepan Co.	11,738	1,027,310
Tredegar Corp.	15,128	244,166
Valvoline, Inc.	107,462	1,994,495
		39,122,915
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	38,606	1,403,328
Brady Corp. Class A	28,498	1,322,592
Brink's Co.	28,890	2,178,595
Clean Harbors, Inc. (a)	29,149	2,085,028
Deluxe Corp.	25,192	1,101,394
Healthcare Services Group, Inc.	43,156	1,423,716
Herman Miller, Inc.	33,892	1,192,321
HNI Corp.	25,024	908,121
Interface, Inc.	35,227	539,678
LSC Communications, Inc.	18,359	119,884
Matthews International Corp. Class A	18,922	699,168
Mobile Mini, Inc.	26,168	888,142
MSA Safety, Inc.	20,146	2,083,096
Multi-Color Corp.	8,119	405,057
Pitney Bowes, Inc.	109,727	753,825
RR Donnelley & Sons Co.	35,651	168,273
Stericycle, Inc. (a) (b)	49,217	2,678,389
Team, Inc. (a) (b)	17,520	306,600
Tetra Tech, Inc.	32,134	1,914,865
UniFirst Corp.	8,880	1,363,080
US Ecology, Inc.	13,006	728,076
Viad Corp.	11,966	673,566
		24,936,794
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	28,064	384,477
Applied Optoelectronics, Inc. (a) (b)	11,222	136,908
ARRIS International PLC (a)	93,641	2,959,992
CalAmp Corp. (a)	20,622	259,425
Ciena Corp. (a)	81,186	3,031,485
Comtech Telecommunications Corp.	13,713	318,416
Digi International, Inc. (a)	15,649	198,273
Extreme Networks, Inc. (a)	70,026	524,495
Finisar Corp. (a)	67,616	1,566,663
Harmonic, Inc. (a)	48,595	263,385
Security Description	Shares	Value
InterDigital, Inc.	18,775	$1,238,774
Lumentum Holdings, Inc. (a) (b)	42,182	2,384,970
NETGEAR, Inc. (a)	18,607	616,264
NetScout Systems, Inc. (a)	39,467	1,107,839
Plantronics, Inc.	18,838	868,620
ViaSat, Inc. (a) (b)	32,222	2,497,205
Viavi Solutions, Inc. (a)	133,266	1,649,833
		20,007,024
CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	89,442	2,653,744
Aegion Corp. (a)	19,065	334,972
Arcosa, Inc.	28,437	868,750
Comfort Systems USA, Inc.	21,246	1,113,078
Dycom Industries, Inc. (a)	18,273	839,462
EMCOR Group, Inc.	32,253	2,357,049
Granite Construction, Inc.	26,883	1,160,002
KBR, Inc.	80,989	1,546,080
MasTec, Inc. (a) (b)	35,445	1,704,905
MYR Group, Inc. (a)	9,532	330,093
Orion Group Holdings, Inc. (a)	16,624	48,542
Valmont Industries, Inc.	12,550	1,632,755
		14,589,432
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	26,479	2,232,179
US Concrete, Inc. (a) (b)	8,859	366,940
		2,599,119
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a) (b)	14,324	390,043
Enova International, Inc. (a)	20,176	460,416
EZCORP, Inc. Class A (a) (b)	29,900	278,668
FirstCash, Inc.	25,339	2,191,823
Green Dot Corp. Class A (a)	26,983	1,636,519
Navient Corp.	125,353	1,450,334
PRA Group, Inc. (a) (b)	26,639	714,192
SLM Corp.	251,721	2,494,555
World Acceptance Corp. (a)	3,627	424,831
		10,041,381
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	36,150	3,845,998
Bemis Co., Inc.	52,837	2,931,397
Greif, Inc. Class A	15,343	632,899
Myers Industries, Inc.	19,618	335,664
Owens-Illinois, Inc.	88,459	1,678,952
Silgan Holdings, Inc.	44,026	1,304,490
Sonoco Products Co.	57,611	3,544,805
		14,274,205
DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	26,875	997,869
Pool Corp.	22,714	3,747,128
		4,744,997

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc. (a)	33,333	$1,543,985
American Public Education, Inc. (a)	9,580	288,550
Career Education Corp. (a)	39,145	646,676
Graham Holdings Co. Class B	2,522	1,722,980
Regis Corp. (a)	18,442	362,754
Service Corp. International	104,795	4,207,519
Sotheby's (a) (b)	18,720	706,680
Strategic Education, Inc.	12,298	1,614,850
Weight Watchers International, Inc. (a)	21,635	435,945
		11,529,939
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	6,186	348,828
Cincinnati Bell, Inc. (a)	30,367	289,701
Cogent Communications Holdings, Inc.	24,359	1,321,476
Consolidated Communications Holdings, Inc. (b)	38,627	421,421
Frontier Communications Corp. (a) (b)	61,442	122,270
Iridium Communications, Inc. (a) (b)	55,336	1,463,084
Vonage Holdings Corp. (a)	126,488	1,269,939
		5,236,719
ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	29,533	2,428,499
El Paso Electric Co.	23,284	1,369,565
Hawaiian Electric Industries, Inc.	62,500	2,548,125
IDACORP, Inc.	29,124	2,899,003
OGE Energy Corp.	114,817	4,950,909
PNM Resources, Inc.	45,907	2,173,237
		16,369,338
ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	23,073	2,768,991
AZZ, Inc.	15,310	626,638
Encore Wire Corp.	12,216	698,999
EnerSys	24,331	1,585,408
Hubbell, Inc.	31,450	3,710,471
nVent Electric PLC	92,872	2,505,686
Powell Industries, Inc.	5,323	141,326
Regal Beloit Corp.	24,880	2,036,926
Vicor Corp. (a)	9,551	296,272
		14,370,717
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Anixter International, Inc. (a)	16,634	933,334
Arlo Technologies, Inc. (a)	46,002	189,988
Arrow Electronics, Inc. (a)	48,890	3,767,463
Avnet, Inc.	62,438	2,707,936
Badger Meter, Inc.	17,136	953,447
Security Description	Shares	Value
Bel Fuse, Inc. Class B	5,740	$145,107
Belden, Inc. (b)	23,004	1,235,315
Benchmark Electronics, Inc.	23,459	615,799
Cognex Corp.	98,438	5,006,557
Coherent, Inc. (a)	14,086	1,996,268
Control4 Corp. (a)	16,728	283,205
CTS Corp.	19,234	564,903
Daktronics, Inc.	22,903	170,627
ePlus, Inc. (a)	7,930	702,122
Fabrinet (a)	20,963	1,097,623
FARO Technologies, Inc. (a)	9,972	437,871
II-VI, Inc. (a) (b)	34,168	1,272,416
Insight Enterprises, Inc. (a)	20,798	1,145,138
Itron, Inc. (a)	19,421	905,990
Jabil, Inc.	81,072	2,155,704
KEMET Corp.	33,153	562,606
Knowles Corp. (a)	52,663	928,449
Littelfuse, Inc.	14,183	2,588,114
Methode Electronics, Inc.	21,556	620,382
MTS Systems Corp.	10,484	570,959
National Instruments Corp.	64,739	2,871,822
OSI Systems, Inc. (a)	9,638	844,289
Park Electrochemical Corp.	11,083	174,003
Plexus Corp. (a)	17,807	1,085,337
Rogers Corp. (a)	10,735	1,705,577
Sanmina Corp. (a)	39,939	1,152,240
ScanSource, Inc. (a)	15,262	546,685
SYNNEX Corp.	24,137	2,302,428
Tech Data Corp. (a)	21,379	2,189,423
Trimble, Inc. (a)	145,248	5,868,019
TTM Technologies, Inc. (a)	54,280	636,704
Vishay Intertechnology, Inc.	75,950	1,402,796
Zebra Technologies Corp. Class A (a)	31,059	6,507,792
		58,844,438
ENERGY EQUIPMENT & SERVICES — 1.5%
Apergy Corp. (a)	44,599	1,831,235
Archrock, Inc.	75,720	740,542
C&J Energy Services, Inc. (a)	35,354	548,694
CARBO Ceramics, Inc. (a) (b)	12,545	43,908
Core Laboratories NV	25,633	1,766,883
Diamond Offshore Drilling, Inc. (a) (b)	37,630	394,739
Dril-Quip, Inc. (a)	19,960	915,166
Ensco PLC Class A	256,224	1,006,960
Era Group, Inc. (a)	11,837	136,599
Exterran Corp. (a)	18,659	314,404
Geospace Technologies Corp. (a)	7,698	99,612
Gulf Island Fabrication, Inc. (a)	7,834	71,838
Helix Energy Solutions Group, Inc. (a)	79,854	631,645
KLX Energy Services Holdings, Inc. (a)	12,000	301,680
Matrix Service Co. (a)	15,547	304,410
McDermott International, Inc. (a) (b)	105,653	786,058

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Nabors Industries, Ltd. (b)	188,933	$649,930
Newpark Resources, Inc. (a)	52,198	478,134
Noble Corp. PLC (a)	140,105	402,101
Oceaneering International, Inc. (a)	57,402	905,230
Oil States International, Inc. (a)	35,322	599,061
Patterson-UTI Energy, Inc.	123,052	1,725,189
Pioneer Energy Services Corp. (a)	45,588	80,691
ProPetro Holding Corp. (a)	42,695	962,345
Rowan Cos. PLC Class A (a) (b)	72,356	780,721
SEACOR Holdings, Inc. (a)	9,990	422,377
Superior Energy Services, Inc. (a)	87,926	410,614
TETRA Technologies, Inc. (a)	69,991	163,779
Transocean, Ltd. (a) (b)	292,933	2,551,446
Unit Corp. (a)	31,502	448,589
US Silica Holdings, Inc. (b)	42,136	731,481
		21,206,061
ENTERTAINMENT — 0.7%
Cinemark Holdings, Inc.	61,493	2,459,105
Live Nation Entertainment, Inc. (a) (b)	79,826	5,072,144
Marcus Corp.	11,605	464,780
World Wrestling Entertainment, Inc. Class A (b)	24,955	2,165,595
		10,161,624
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.9%
Acadia Realty Trust REIT	46,834	1,277,163
Agree Realty Corp. REIT (b)	21,650	1,501,211
Alexander & Baldwin, Inc.	37,572	955,832
American Assets Trust, Inc. REIT	21,917	1,005,114
American Campus Communities, Inc. REIT	78,743	3,746,592
Armada Hoffler Properties, Inc. REIT	27,309	425,747
Brixmor Property Group, Inc. REIT	172,728	3,173,013
Camden Property Trust REIT	55,649	5,648,374
CareTrust REIT, Inc.	48,576	1,139,593
CBL & Associates Properties, Inc. REIT (b)	100,672	156,042
Cedar Realty Trust, Inc. REIT	47,411	161,197
Chatham Lodging Trust REIT	26,903	517,614
Chesapeake Lodging Trust REIT	35,272	980,914
Community Healthcare Trust, Inc. REIT	10,220	366,796
CoreCivic, Inc. REIT	69,440	1,350,608
CoreSite Realty Corp. REIT	21,069	2,254,804
Corporate Office Properties Trust REIT	62,797	1,714,358
Cousins Properties, Inc. REIT	242,367	2,341,265
CyrusOne, Inc. REIT	60,634	3,179,647
DiamondRock Hospitality Co. REIT	116,035	1,256,659
Douglas Emmett, Inc. REIT	93,102	3,763,183
Easterly Government Properties, Inc. REIT	35,021	630,728
Security Description	Shares	Value
EastGroup Properties, Inc. REIT	20,677	$2,308,380
EPR Properties REIT	43,143	3,317,697
First Industrial Realty Trust, Inc. REIT	73,146	2,586,443
Four Corners Property Trust, Inc. REIT	38,996	1,154,282
Franklin Street Properties Corp. REIT	62,865	451,999
GEO Group, Inc. REIT	70,716	1,357,747
Getty Realty Corp. REIT	19,179	614,303
Global Net Lease, Inc. REIT	42,655	806,180
Healthcare Realty Trust, Inc. REIT	72,222	2,319,048
Hersha Hospitality Trust REIT	21,980	376,737
Highwoods Properties, Inc. REIT	60,066	2,809,888
Hospitality Properties Trust REIT	94,899	2,496,793
Independence Realty Trust, Inc. REIT	52,817	569,896
Innovative Industrial Properties, Inc. REIT	5,880	480,337
iStar, Inc. REIT (b)	39,722	334,459
JBG SMITH Properties REIT	62,970	2,603,810
Kilroy Realty Corp. REIT	58,271	4,426,265
Kite Realty Group Trust REIT	49,072	784,661
Lamar Advertising Co. Class A REIT	48,942	3,879,143
Lexington Realty Trust REIT	122,005	1,105,365
Liberty Property Trust REIT	85,475	4,138,700
Life Storage, Inc. REIT	26,976	2,623,956
LTC Properties, Inc. REIT	23,269	1,065,720
Mack-Cali Realty Corp. REIT	52,767	1,171,427
Medical Properties Trust, Inc. REIT	219,510	4,063,130
National Retail Properties, Inc. REIT	91,630	5,075,386
National Storage Affiliates Trust REIT	32,342	922,070
NorthStar Realty Europe Corp. REIT	28,569	495,958
Office Properties Income Trust	27,700	765,628
Omega Healthcare Investors, Inc. REIT (b)	115,959	4,423,836
Pebblebrook Hotel Trust REIT	73,548	2,284,401
Pennsylvania Real Estate Investment Trust (b)	37,239	234,233
PotlatchDeltic Corp. REIT	37,957	1,434,395
PS Business Parks, Inc. REIT	11,451	1,795,860
Rayonier, Inc. REIT	74,665	2,353,441
Retail Opportunity Investments Corp. REIT	64,803	1,123,684
RPT Realty REIT (b)	46,607	559,750
Sabra Health Care REIT, Inc.	102,977	2,004,962
Saul Centers, Inc. REIT	6,779	348,237
Senior Housing Properties Trust REIT	137,312	1,617,535
Summit Hotel Properties, Inc. REIT	61,258	698,954

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Tanger Factory Outlet Centers, Inc. REIT	54,193	$1,136,969
Taubman Centers, Inc. REIT	35,664	1,885,912
Uniti Group, Inc. REIT (b)	102,675	1,148,933
Universal Health Realty Income Trust REIT	7,455	564,418
Urban Edge Properties REIT	65,401	1,242,619
Urstadt Biddle Properties, Inc. Class A REIT	17,419	359,528
Washington Prime Group, Inc. REIT (b)	106,103	599,482
Washington Real Estate Investment Trust	45,970	1,304,629
Weingarten Realty Investors REIT	69,324	2,036,046
Whitestone REIT (b)	22,854	274,705
Xenia Hotels & Resorts, Inc. REIT	64,500	1,413,195
		123,497,586
FOOD & STAPLES RETAILING — 0.4%
Andersons, Inc.	15,399	496,310
Casey's General Stores, Inc.	21,196	2,729,409
Chefs' Warehouse, Inc. (a)	13,432	417,064
SpartanNash Co.	21,245	337,158
Sprouts Farmers Market, Inc. (a)	71,506	1,540,239
United Natural Foods, Inc. (a)	29,787	393,784
		5,913,964
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	37,765	922,221
Calavo Growers, Inc. (b)	9,002	754,818
Cal-Maine Foods, Inc.	17,607	785,801
Darling Ingredients, Inc. (a)	94,931	2,055,256
Dean Foods Co. (b)	53,435	161,908
Flowers Foods, Inc.	106,470	2,269,940
Hain Celestial Group, Inc. (a) (b)	51,912	1,200,206
Ingredion, Inc.	38,496	3,645,186
J&J Snack Foods Corp.	8,737	1,387,785
John B Sanfilippo & Son, Inc.	5,233	376,096
Lancaster Colony Corp.	11,348	1,778,118
Post Holdings, Inc. (a)	38,187	4,177,658
Sanderson Farms, Inc. (b)	11,208	1,477,663
Seneca Foods Corp. Class A (a)	4,062	99,925
Tootsie Roll Industries, Inc.	10,990	409,254
TreeHouse Foods, Inc. (a)	32,382	2,090,258
		23,592,093
GAS UTILITIES — 1.5%
National Fuel Gas Co.	49,759	3,033,309
New Jersey Resources Corp.	50,963	2,537,448
Northwest Natural Holding Co.	16,907	1,109,606
ONE Gas, Inc.	30,377	2,704,464
South Jersey Industries, Inc. (b)	53,314	1,709,780
Southwest Gas Holdings, Inc.	30,300	2,492,478
Spire, Inc.	29,400	2,419,326
UGI Corp.	100,573	5,573,756
		21,580,167
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
AngioDynamics, Inc. (a)	21,461	$490,598
Avanos Medical, Inc. (a)	27,602	1,178,053
Cantel Medical Corp.	21,086	1,410,443
Cardiovascular Systems, Inc. (a)	20,036	774,592
CONMED Corp.	14,823	1,232,977
CryoLife, Inc. (a)	19,564	570,682
Cutera, Inc. (a)	7,986	141,033
Globus Medical, Inc. Class A (a)	44,206	2,184,218
Haemonetics Corp. (a)	29,428	2,574,361
Heska Corp. (a)	3,953	336,479
Hill-Rom Holdings, Inc.	38,398	4,064,812
ICU Medical, Inc. (a)	9,491	2,271,481
Inogen, Inc. (a) (b)	10,181	970,962
Integer Holdings Corp. (a)	16,885	1,273,467
Integra LifeSciences Holdings Corp. (a)	40,975	2,283,127
Invacare Corp. (b)	19,240	161,039
Lantheus Holdings, Inc. (a)	22,100	541,008
LeMaitre Vascular, Inc.	9,303	288,393
LivaNova PLC (a)	28,230	2,745,368
Masimo Corp. (a)	28,041	3,877,510
Meridian Bioscience, Inc.	24,713	435,196
Merit Medical Systems, Inc. (a)	31,400	1,941,462
Natus Medical, Inc. (a)	19,966	506,737
Neogen Corp. (a)	30,268	1,737,081
NuVasive, Inc. (a)	29,558	1,678,599
OraSure Technologies, Inc. (a)	35,962	400,976
Orthofix Medical, Inc. (a)	10,796	609,002
STERIS PLC	48,603	6,222,642
Surmodics, Inc. (a)	7,780	338,274
Tactile Systems Technology, Inc. (a)	9,867	520,188
Varex Imaging Corp. (a)	22,084	748,206
West Pharmaceutical Services, Inc.	42,734	4,709,287
		49,218,253
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	50,933	1,492,846
Addus HomeCare Corp. (a)	5,764	366,533
Amedisys, Inc. (a)	16,626	2,049,321
AMN Healthcare Services, Inc. (a)	27,233	1,282,402
BioTelemetry, Inc. (a)	18,934	1,185,647
Chemed Corp.	9,148	2,928,000
Community Health Systems, Inc. (a) (b)	64,965	242,319
CorVel Corp. (a)	5,490	358,168
Covetrus, Inc. (a) (b)	54,884	1,748,055
Cross Country Healthcare, Inc. (a)	21,014	147,728
Diplomat Pharmacy, Inc. (a) (b)	29,822	173,266
Encompass Health Corp.	57,194	3,340,130
Ensign Group, Inc.	28,048	1,435,777
HealthEquity, Inc. (a)	31,313	2,316,536
LHC Group, Inc. (a)	16,975	1,881,848
Magellan Health, Inc. (a)	13,649	899,742

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MEDNAX, Inc. (a)	50,949	$1,384,284
Molina Healthcare, Inc. (a)	35,877	5,093,099
Owens & Minor, Inc. (b)	36,088	147,961
Patterson Cos., Inc. (b)	48,223	1,053,673
Providence Service Corp. (a)	6,496	432,764
Select Medical Holdings Corp. (a)	63,023	887,994
Tenet Healthcare Corp. (a)	48,306	1,393,145
Tivity Health, Inc. (a)	26,635	467,711
US Physical Therapy, Inc.	7,267	763,253
		33,472,202
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	98,692	941,522
Computer Programs & Systems, Inc.	7,009	208,097
HealthStream, Inc. (a)	14,813	415,653
HMS Holdings Corp. (a)	48,057	1,422,968
Medidata Solutions, Inc. (a)	34,882	2,554,758
NextGen Healthcare, Inc. (a)	27,749	467,015
Omnicell, Inc. (a)	23,082	1,865,949
Tabula Rasa HealthCare, Inc. (a) (b)	9,815	553,762
		8,429,724
HOTELS, RESTAURANTS & LEISURE — 3.4%
Belmond, Ltd. Class A (a)	50,360	1,255,475
BJ's Restaurants, Inc.	12,326	582,773
Boyd Gaming Corp.	46,862	1,282,144
Brinker International, Inc.	21,631	959,984
Caesars Entertainment Corp. (a) (b)	335,355	2,914,235
Cheesecake Factory, Inc. (b)	24,247	1,186,163
Churchill Downs, Inc.	20,315	1,833,632
Chuy's Holdings, Inc. (a)	10,141	230,911
Cracker Barrel Old Country Store, Inc.	13,996	2,261,894
Dave & Buster's Entertainment, Inc.	22,568	1,125,466
Dine Brands Global, Inc. (b)	10,032	915,821
Domino's Pizza, Inc.	23,688	6,113,873
Dunkin' Brands Group, Inc.	47,383	3,558,463
El Pollo Loco Holdings, Inc. (a)	12,633	164,355
Eldorado Resorts, Inc. (a) (b)	37,253	1,739,343
Fiesta Restaurant Group, Inc. (a)	13,621	178,571
International Speedway Corp. Class A	13,733	599,171
Jack in the Box, Inc.	14,826	1,201,796
Marriott Vacations Worldwide Corp.	22,673	2,119,925
Monarch Casino & Resort, Inc. (a)	6,843	300,545
Papa John's International, Inc. (b)	12,964	686,444
Penn National Gaming, Inc. (a)	61,941	1,245,014
Red Robin Gourmet Burgers, Inc. (a)	7,619	219,503
Ruth's Hospitality Group, Inc.	17,086	437,231
Scientific Games Corp. Class A (a) (b)	31,525	643,740
Security Description	Shares	Value
Shake Shack, Inc. Class A (a)	14,981	$886,126
Six Flags Entertainment Corp.	41,149	2,030,703
Texas Roadhouse, Inc.	38,405	2,388,407
Wendy's Co.	104,825	1,875,319
Wingstop, Inc.	17,033	1,295,019
Wyndham Destinations, Inc.	54,442	2,204,357
Wyndham Hotels & Resorts, Inc.	56,733	2,836,083
		47,272,486
HOUSEHOLD DURABLES — 1.7%
Cavco Industries, Inc. (a)	5,040	592,351
Ethan Allen Interiors, Inc.	14,340	274,324
Helen of Troy, Ltd. (a)	14,709	1,705,656
Installed Building Products, Inc. (a)	12,421	602,419
iRobot Corp. (a) (b)	15,681	1,845,497
KB Home	48,799	1,179,472
La-Z-Boy, Inc.	26,641	878,887
LGI Homes, Inc. (a) (b)	10,880	655,411
M/I Homes, Inc. (a)	15,622	415,858
MDC Holdings, Inc.	28,744	835,301
Meritage Homes Corp. (a)	20,602	921,115
NVR, Inc. (a)	1,944	5,379,048
Tempur Sealy International, Inc. (a)	26,248	1,513,722
Toll Brothers, Inc.	77,321	2,799,020
TopBuild Corp. (a)	20,229	1,311,244
TRI Pointe Group, Inc. (a) (b)	81,516	1,030,362
Tupperware Brands Corp.	27,349	699,587
Universal Electronics, Inc. (a)	6,934	257,598
William Lyon Homes Class A (a)	17,419	267,730
		23,164,602
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a) (b)	6,132	156,734
Central Garden & Pet Co. Class A (a)	24,343	565,975
Energizer Holdings, Inc.	36,492	1,639,585
WD-40 Co.	8,077	1,368,567
		3,730,861
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	32,964	4,042,045
Raven Industries, Inc.	21,021	806,576
		4,848,621
INSURANCE — 4.3%
Alleghany Corp. (a)	8,365	5,122,726
Ambac Financial Group, Inc. (a)	26,545	480,995
American Equity Investment Life Holding Co.	52,020	1,405,580
American Financial Group, Inc.	40,850	3,930,178
AMERISAFE, Inc.	11,313	671,992
Brown & Brown, Inc.	133,755	3,947,110
CNO Financial Group, Inc.	92,586	1,498,041
eHealth, Inc. (a)	10,797	673,085
Employers Holdings, Inc.	19,073	765,018
First American Financial Corp.	64,495	3,321,493
Genworth Financial, Inc. Class A (a)	292,606	1,120,681

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hanover Insurance Group, Inc.	23,331	$2,663,700
HCI Group, Inc. (b)	4,463	190,704
Horace Mann Educators Corp.	23,940	842,927
James River Group Holdings, Ltd.	17,621	706,250
Kemper Corp.	34,926	2,659,266
Mercury General Corp.	15,949	798,566
Navigators Group, Inc.	13,346	932,485
Old Republic International Corp.	165,099	3,453,871
Primerica, Inc.	24,577	3,002,081
ProAssurance Corp.	30,889	1,069,068
Reinsurance Group of America, Inc.	35,998	5,110,996
RenaissanceRe Holdings, Ltd.	24,337	3,492,360
RLI Corp.	22,889	1,642,286
Safety Insurance Group, Inc.	8,267	720,386
Selective Insurance Group, Inc.	34,110	2,158,481
Stewart Information Services Corp.	13,796	588,951
Third Point Reinsurance, Ltd. (a)	43,933	456,025
United Fire Group, Inc.	12,491	545,982
United Insurance Holdings Corp.	11,962	190,196
Universal Insurance Holdings, Inc.	18,884	585,404
WR Berkley Corp.	55,583	4,708,992
		59,455,876
INTERACTIVE MEDIA & SERVICES — 0.2%
Care.com, Inc. (a)	14,726	290,986
Cars.com, Inc. (a) (b)	35,690	813,732
QuinStreet, Inc. (a)	21,844	292,491
Yelp, Inc. (a)	43,460	1,499,370
		2,896,579
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	15,138	116,714
PetMed Express, Inc. (b)	12,067	274,886
Shutterfly, Inc. (a)	19,726	801,665
Shutterstock, Inc.	10,966	511,345
Stamps.com, Inc. (a)	9,752	793,910
		2,498,520
IT SERVICES — 2.6%
CACI International, Inc. Class A (a)	14,341	2,610,349
Cardtronics PLC Class A (a)	21,906	779,415
CoreLogic, Inc. (a)	46,590	1,735,943
CSG Systems International, Inc.	19,031	805,011
EVERTEC, Inc.	34,866	969,623
ExlService Holdings, Inc. (a)	20,100	1,206,402
Leidos Holdings, Inc.	84,207	5,396,827
LiveRamp Holdings, Inc. (a) (b)	39,344	2,147,002
ManTech International Corp. Class A	15,300	826,506
MAXIMUS, Inc.	36,717	2,606,173
NIC, Inc.	39,311	671,825
Perficient, Inc. (a)	18,219	499,018
Perspecta, Inc.	80,463	1,626,962
Sabre Corp.	159,354	3,408,582
Security Description	Shares	Value
Science Applications International Corp.	29,030	$2,233,859
Sykes Enterprises, Inc. (a)	23,228	656,888
Travelport Worldwide, Ltd.	74,076	1,165,215
TTEC Holdings, Inc.	8,364	303,028
Unisys Corp. (a)	29,510	344,382
Virtusa Corp. (a)	16,146	863,004
WEX, Inc. (a)	24,696	4,741,385
		35,597,399
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	50,371	2,535,173
Callaway Golf Co.	51,615	822,227
Nautilus, Inc. (a)	17,882	99,424
Polaris Industries, Inc.	33,224	2,805,102
Sturm Ruger & Co., Inc.	10,163	538,842
Vista Outdoor, Inc. (a)	35,373	283,338
		7,084,106
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	11,529	3,524,185
Bio-Techne Corp.	21,774	4,323,228
Cambrex Corp. (a)	19,269	748,600
Charles River Laboratories International, Inc. (a)	27,889	4,050,877
Luminex Corp.	24,096	554,449
Medpace Holdings, Inc. (a)	15,032	886,437
NeoGenomics, Inc. (a)	53,626	1,097,188
PRA Health Sciences, Inc. (a)	33,468	3,691,186
Syneos Health, Inc. (a)	35,536	1,839,343
		20,715,493
MACHINERY — 5.2%
Actuant Corp. Class A	35,890	874,639
AGCO Corp.	36,978	2,571,820
Alamo Group, Inc.	5,654	565,061
Albany International Corp. Class A	17,015	1,218,104
Astec Industries, Inc.	13,193	498,168
Barnes Group, Inc.	27,407	1,408,994
Briggs & Stratton Corp.	25,501	301,677
Chart Industries, Inc. (a)	18,066	1,635,334
CIRCOR International, Inc. (a)	11,479	374,215
Colfax Corp. (a)	54,760	1,625,277
Crane Co.	28,863	2,442,387
Donaldson Co., Inc.	73,317	3,670,249
EnPro Industries, Inc.	12,223	787,772
ESCO Technologies, Inc.	15,135	1,014,499
Federal Signal Corp.	35,185	914,458
Franklin Electric Co., Inc.	22,602	1,154,736
Graco, Inc.	95,546	4,731,438
Greenbrier Cos., Inc.	19,240	620,105
Harsco Corp. (a)	45,868	924,699
Hillenbrand, Inc.	36,129	1,500,437
IDEX Corp.	43,679	6,627,851
ITT, Inc.	50,290	2,916,820

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
John Bean Technologies Corp.	18,406	$1,691,327
Kennametal, Inc.	47,078	1,730,117
Lincoln Electric Holdings, Inc.	36,427	3,055,133
Lindsay Corp.	6,276	607,454
Lydall, Inc. (a)	10,149	238,096
Mueller Industries, Inc.	32,612	1,022,060
Nordson Corp.	29,737	3,940,747
Oshkosh Corp.	40,315	3,028,866
Proto Labs, Inc. (a)	15,710	1,651,749
SPX Corp. (a)	25,108	873,507
SPX FLOW, Inc. (a)	24,848	792,651
Standex International Corp.	7,619	559,235
Tennant Co.	10,502	652,069
Terex Corp.	35,725	1,147,844
Timken Co.	39,317	1,715,008
Titan International, Inc.	29,139	173,960
Toro Co.	60,670	4,176,523
Trinity Industries, Inc.	77,029	1,673,840
Wabash National Corp.	31,774	430,538
Watts Water Technologies, Inc. Class A	15,968	1,290,534
Woodward, Inc.	32,066	3,042,743
		71,872,741
MARINE — 0.2%
Kirby Corp. (a)	30,999	2,328,335
Matson, Inc.	24,999	902,214
		3,230,549
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (b)	26,039	1,477,974
Cable One, Inc.	2,826	2,773,380
EW Scripps Co. Class A	31,434	660,114
Gannett Co., Inc. (b)	66,338	699,202
John Wiley & Sons, Inc. Class A	26,385	1,166,745
Meredith Corp.	23,308	1,288,000
New Media Investment Group, Inc.	31,478	330,519
New York Times Co. Class A (b)	81,926	2,691,269
Scholastic Corp.	16,161	642,561
TechTarget, Inc. (a)	12,645	205,734
TEGNA, Inc.	123,269	1,738,093
		13,673,591
METALS & MINING — 1.7%
AK Steel Holding Corp. (a) (b)	181,811	499,980
Allegheny Technologies, Inc. (a) (b)	72,411	1,851,549
Carpenter Technology Corp.	27,568	1,263,993
Century Aluminum Co. (a) (b)	29,195	259,252
Commercial Metals Co.	68,403	1,168,323
Compass Minerals International, Inc.	19,807	1,076,907
Haynes International, Inc.	7,310	239,987
Kaiser Aluminum Corp.	9,286	972,523
Materion Corp.	11,794	672,966
Olympic Steel, Inc.	5,458	86,618
Security Description	Shares	Value
Reliance Steel & Aluminum Co.	38,680	$3,491,257
Royal Gold, Inc. (b)	37,787	3,435,972
Steel Dynamics, Inc.	131,820	4,649,291
SunCoke Energy, Inc. (a)	37,656	319,699
TimkenSteel Corp. (a) (b)	22,889	248,574
United States Steel Corp. (b)	99,759	1,944,303
Worthington Industries, Inc.	22,633	844,664
		23,025,858
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	64,185	1,168,167
ARMOUR Residential REIT, Inc.	29,341	573,030
Capstead Mortgage Corp. REIT	48,688	418,230
Granite Point Mortgage Trust, Inc. REIT	29,052	539,496
Invesco Mortgage Capital, Inc. REIT	72,642	1,147,743
New York Mortgage Trust, Inc. REIT (b)	101,419	617,642
PennyMac Mortgage Investment Trust REIT	39,980	827,986
Redwood Trust, Inc. REIT	53,703	867,303
		6,159,597
MULTI-UTILITIES — 0.6%
Avista Corp.	38,404	1,559,970
Black Hills Corp.	31,369	2,323,502
MDU Resources Group, Inc.	113,373	2,928,425
NorthWestern Corp.	29,109	2,049,565
		8,861,462
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	23,431	890,846
Dillard's, Inc. Class A (b)	10,492	755,634
JC Penney Co., Inc. (a) (b)	151,912	226,349
Ollie's Bargain Outlet Holdings, Inc. (a)	29,451	2,513,054
		4,385,883
OIL, GAS & CONSUMABLE FUELS — 2.5%
Bonanza Creek Energy, Inc. (a)	11,598	263,159
Callon Petroleum Co. (a) (b)	132,500	1,000,375
Carrizo Oil & Gas, Inc. (a) (b)	47,097	587,300
Chesapeake Energy Corp. (a) (b)	602,969	1,869,204
CNX Resources Corp. (a)	114,219	1,230,139
CONSOL Energy, Inc. (a)	15,242	521,581
Denbury Resources, Inc. (a) (b)	267,442	548,256
EQT Corp.	145,686	3,021,528
Equitrans Midstream Corp.	117,426	2,557,538
Green Plains, Inc.	23,042	384,341
Gulfport Energy Corp. (a)	85,474	685,501
HighPoint Resources Corp. (a)	59,458	131,402
Laredo Petroleum, Inc. (a)	78,709	243,211
Matador Resources Co. (a) (b)	60,926	1,177,700
Murphy Oil Corp.	94,169	2,759,152
Oasis Petroleum, Inc. (a)	155,910	941,696

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Par Pacific Holdings, Inc. (a)	16,086	$286,492
PBF Energy, Inc. Class A	69,159	2,153,611
PDC Energy, Inc. (a)	38,468	1,564,878
Penn Virginia Corp. (a)	7,989	352,315
QEP Resources, Inc. (a)	135,090	1,052,351
Range Resources Corp. (b)	120,194	1,350,981
Renewable Energy Group, Inc. (a) (b)	20,294	445,656
REX American Resources Corp. (a)	3,198	257,791
Ring Energy, Inc. (a)	33,477	196,510
SM Energy Co.	60,446	1,057,200
Southwestern Energy Co. (a) (b)	311,832	1,462,492
SRC Energy, Inc. (a)	142,034	727,214
Whiting Petroleum Corp. (a)	52,430	1,370,520
World Fuel Services Corp.	39,405	1,138,410
WPX Energy, Inc. (a)	228,328	2,993,380
		34,331,884
PAPER & FOREST PRODUCTS — 0.5%
Boise Cascade Co.	22,816	610,556
Clearwater Paper Corp. (a)	9,084	176,956
Domtar Corp.	36,407	1,807,607
Louisiana-Pacific Corp.	78,019	1,902,103
Mercer International, Inc.	24,970	337,345
Neenah, Inc.	9,802	630,857
PH Glatfelter Co.	26,481	373,912
Schweitzer-Mauduit International, Inc.	18,012	697,425
		6,536,761
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	256,799	754,989
Edgewell Personal Care Co. (a)	31,560	1,385,168
Inter Parfums, Inc.	10,089	765,453
Medifast, Inc. (b)	6,912	881,626
Nu Skin Enterprises, Inc. Class A	32,191	1,540,661
		5,327,897
PHARMACEUTICALS — 0.8%
Akorn, Inc. (a)	52,546	184,962
Amphastar Pharmaceuticals, Inc. (a)	20,577	420,388
ANI Pharmaceuticals, Inc. (a)	4,565	322,015
Assertio Therapeutics, Inc. (a)	32,563	165,094
Catalent, Inc. (a)	84,303	3,421,859
Corcept Therapeutics, Inc. (a)	59,512	698,671
Endo International PLC (a)	113,945	914,978
Innoviva, Inc. (a)	40,016	561,425
Lannett Co., Inc. (a) (b)	19,578	154,079
Mallinckrodt PLC (a) (b)	47,575	1,034,281
Medicines Co. (a) (b)	37,955	1,060,842
Phibro Animal Health Corp. Class A	11,879	392,007
Prestige Consumer Healthcare, Inc. (a) (b)	30,063	899,184
Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	30,571	$1,071,208
		11,300,993
PROFESSIONAL SERVICES — 1.1%
ASGN, Inc. (a)	30,077	1,909,589
Exponent, Inc.	29,695	1,713,995
Forrester Research, Inc.	5,842	282,461
FTI Consulting, Inc. (a)	21,819	1,676,136
Heidrick & Struggles International, Inc.	10,986	421,093
Insperity, Inc.	21,466	2,654,485
Kelly Services, Inc. Class A	17,861	394,014
Korn/Ferry International	32,702	1,464,396
ManpowerGroup, Inc.	34,751	2,873,560
Navigant Consulting, Inc.	24,096	469,149
Resources Connection, Inc.	17,043	281,891
TrueBlue, Inc. (a)	21,741	513,957
WageWorks, Inc. (a)	23,271	878,713
		15,533,439
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
HFF, Inc. Class A	22,093	1,054,941
Jones Lang LaSalle, Inc.	26,395	4,069,581
Marcus & Millichap, Inc. (a)	12,340	502,608
RE/MAX Holdings, Inc. Class A	10,397	400,700
Realogy Holdings Corp.	66,769	761,167
		6,788,997
ROAD & RAIL — 1.4%
ArcBest Corp.	15,158	466,715
Avis Budget Group, Inc. (a) (b)	36,688	1,278,944
Genesee & Wyoming, Inc. Class A (a)	32,449	2,827,606
Heartland Express, Inc.	26,958	519,750
Knight-Swift Transportation Holdings, Inc. (b)	71,748	2,344,725
Landstar System, Inc.	23,079	2,524,612
Marten Transport, Ltd.	22,879	407,932
Old Dominion Freight Line, Inc.	37,370	5,395,854
Ryder System, Inc.	30,663	1,900,799
Saia, Inc. (a)	14,996	916,255
Werner Enterprises, Inc.	25,184	860,034
		19,443,226
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Advanced Energy Industries, Inc. (a)	22,300	1,107,864
Axcelis Technologies, Inc. (a)	17,634	354,796
Brooks Automation, Inc.	41,293	1,211,124
Cabot Microelectronics Corp.	16,275	1,822,149
CEVA, Inc. (a)	13,300	358,568
Cirrus Logic, Inc. (a)	33,962	1,428,781
Cohu, Inc.	23,494	346,536
Cree, Inc. (a) (b)	58,796	3,364,307
Cypress Semiconductor Corp.	207,050	3,089,186
Diodes, Inc. (a)	22,878	793,867

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
DSP Group, Inc. (a)	10,209	$143,641
First Solar, Inc. (a)	43,536	2,300,442
FormFactor, Inc. (a)	43,118	693,769
Ichor Holdings, Ltd. (a) (b)	12,853	290,221
Integrated Device Technology, Inc. (a)	74,184	3,634,274
Kopin Corp. (a) (b)	38,561	51,672
Kulicke & Soffa Industries, Inc.	38,108	842,568
MaxLinear, Inc. (a) (b)	35,793	913,795
MKS Instruments, Inc.	30,815	2,867,336
Monolithic Power Systems, Inc.	22,584	3,059,906
Nanometrics, Inc. (a)	14,187	438,095
PDF Solutions, Inc. (a) (b)	17,370	214,519
Photronics, Inc. (a)	40,348	381,289
Power Integrations, Inc.	16,560	1,158,206
Rambus, Inc. (a)	63,793	666,637
Rudolph Technologies, Inc. (a)	18,904	431,011
Semtech Corp. (a)	38,105	1,939,926
Silicon Laboratories, Inc. (a)	24,993	2,020,934
SMART Global Holdings, Inc. (a)	6,560	125,952
SolarEdge Technologies, Inc. (a)	24,551	925,082
Synaptics, Inc. (a) (b)	20,226	803,983
Teradyne, Inc.	99,998	3,983,920
Ultra Clean Holdings, Inc. (a) (b)	23,787	246,195
Universal Display Corp. (b)	24,211	3,700,651
Veeco Instruments, Inc. (a)	28,668	310,761
Versum Materials, Inc.	62,619	3,150,362
Xperi Corp.	28,039	656,113
		49,828,438
SOFTWARE — 3.7%
8x8, Inc. (a)	54,381	1,098,496
ACI Worldwide, Inc. (a)	67,191	2,208,568
Agilysys, Inc. (a)	9,182	194,383
Alarm.com Holdings, Inc. (a)	20,197	1,310,785
Blackbaud, Inc.	27,929	2,226,779
Bottomline Technologies DE, Inc. (a)	21,000	1,051,890
CDK Global, Inc.	71,810	4,223,864
CommVault Systems, Inc. (a)	22,508	1,457,168
Ebix, Inc. (b)	13,070	645,266
Fair Isaac Corp. (a)	16,608	4,511,231
j2 Global, Inc. (b)	26,649	2,307,803
LivePerson, Inc. (a)	33,584	974,608
LogMeIn, Inc.	29,238	2,341,964
Manhattan Associates, Inc. (a)	37,263	2,053,564
MicroStrategy, Inc. Class A (a)	4,782	689,804
Monotype Imaging Holdings, Inc.	24,597	489,234
OneSpan, Inc. (a)	18,391	353,475
Progress Software Corp.	25,681	1,139,466
PTC, Inc. (a)	61,446	5,664,092
Qualys, Inc. (a)	19,407	1,605,735
SPS Commerce, Inc. (a)	10,170	1,078,630
Teradata Corp. (a)	67,606	2,951,002
TiVo Corp.	71,961	670,677
Tyler Technologies, Inc. (a)	22,022	4,501,297
Security Description	Shares	Value
Ultimate Software Group, Inc. (a)	18,029	$5,951,914
		51,701,695
SPECIALTY RETAIL — 2.7%
Aaron's, Inc.	38,720	2,036,672
Abercrombie & Fitch Co. Class A	37,485	1,027,464
American Eagle Outfitters, Inc.	96,522	2,139,893
Asbury Automotive Group, Inc. (a)	10,993	762,474
Ascena Retail Group, Inc. (a) (b)	98,476	106,354
AutoNation, Inc. (a)	33,374	1,192,119
Barnes & Noble Education, Inc. (a)	21,415	89,943
Barnes & Noble, Inc. (b)	32,910	178,701
Bed Bath & Beyond, Inc. (b)	77,850	1,322,672
Buckle, Inc. (b)	16,480	308,506
Caleres, Inc.	25,233	623,003
Cato Corp. Class A	13,783	206,469
Chico's FAS, Inc. (b)	74,701	318,973
Children's Place, Inc. (b)	9,276	902,369
Conn's, Inc. (a)	14,054	321,274
Designer Brands, Inc.	39,420	875,912
Dick's Sporting Goods, Inc. (b)	41,974	1,545,063
Express, Inc. (a) (b)	43,235	185,046
Five Below, Inc. (a)	32,151	3,994,762
GameStop Corp. Class A	57,934	588,609
Genesco, Inc. (a)	11,944	544,049
Group 1 Automotive, Inc.	10,144	656,317
Guess?, Inc.	32,986	646,526
Haverty Furniture Cos., Inc.	10,426	228,121
Hibbett Sports, Inc. (a)	11,440	260,946
Kirkland's, Inc. (a)	9,138	64,240
Lithia Motors, Inc. Class A (b)	12,693	1,177,276
Lumber Liquidators Holdings, Inc. (a) (b)	17,368	175,417
MarineMax, Inc. (a)	13,320	255,211
Michaels Cos., Inc. (a) (b)	50,347	574,963
Monro, Inc. (b)	19,276	1,667,760
Murphy USA, Inc. (a)	17,440	1,493,213
Office Depot, Inc.	307,909	1,117,710
Rent-A-Center, Inc. (a)	25,782	538,070
RH (a) (b)	10,578	1,089,005
Sally Beauty Holdings, Inc. (a) (b)	69,103	1,272,186
Shoe Carnival, Inc. (b)	6,351	216,125
Signet Jewelers, Ltd.	30,402	825,718
Sleep Number Corp. (a)	17,552	824,944
Sonic Automotive, Inc. Class A (b)	14,150	209,562
Tailored Brands, Inc. (b)	29,258	229,383
Tile Shop Holdings, Inc.	20,303	114,915
Urban Outfitters, Inc. (a)	42,682	1,265,094
Vitamin Shoppe, Inc. (a)	11,049	77,785
Williams-Sonoma, Inc. (b)	46,497	2,616,386
Zumiez, Inc. (a)	10,713	266,647
		37,133,847
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	65,630	706,179
Cray, Inc. (a)	23,722	617,958

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Diebold Nixdorf, Inc.	41,085	$454,811
Electronics For Imaging, Inc. (a)	24,602	661,794
NCR Corp. (a) (b)	68,990	1,882,737
		4,323,479
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	26,189	2,639,589
Crocs, Inc. (a)	38,881	1,001,186
Deckers Outdoor Corp. (a)	16,643	2,446,354
Fossil Group, Inc. (a) (b)	26,537	364,088
G-III Apparel Group, Ltd. (a)	24,545	980,818
Movado Group, Inc.	9,220	335,424
Oxford Industries, Inc.	9,941	748,160
Skechers U.S.A., Inc. Class A (a)	77,450	2,603,094
Steven Madden, Ltd.	45,050	1,524,492
Unifi, Inc. (a)	8,397	162,482
Vera Bradley, Inc. (a)	12,103	160,365
Wolverine World Wide, Inc.	52,726	1,883,900
		14,849,952
THRIFTS & MORTGAGE FINANCE — 1.0%
Axos Financial, Inc. (a)	30,994	897,586
Dime Community Bancshares, Inc.	18,090	338,826
Flagstar Bancorp, Inc.	16,960	558,323
HomeStreet, Inc. (a)	15,808	416,541
LendingTree, Inc. (a) (b)	4,340	1,525,770
Meta Financial Group, Inc.	15,981	314,506
New York Community Bancorp, Inc. (b)	269,221	3,114,887
NMI Holdings, Inc. Class A (a)	37,750	976,592
Northfield Bancorp, Inc.	27,129	377,093
Northwest Bancshares, Inc.	60,307	1,023,410
Oritani Financial Corp. (b)	22,994	382,390
Provident Financial Services, Inc.	35,648	922,927
TrustCo Bank Corp. NY	56,172	435,895
Walker & Dunlop, Inc.	16,037	816,444
Washington Federal, Inc.	46,210	1,335,007
		13,436,197
TOBACCO — 0.1%
Universal Corp.	14,198	818,231
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	22,367	1,330,166
DXP Enterprises, Inc. (a)	9,270	360,788
GATX Corp. (b)	21,055	1,607,970
Kaman Corp.	16,299	952,514
MSC Industrial Direct Co., Inc. Class A	25,890	2,141,362
NOW, Inc. (a)	61,765	862,239
Veritiv Corp. (a)	6,866	180,713
Watsco, Inc.	18,661	2,672,442
		10,108,194
WATER UTILITIES — 0.5%
American States Water Co.	21,468	1,530,668
Security Description	Shares	Value
Aqua America, Inc.	102,851	$3,747,890
California Water Service Group	27,891	1,513,924
		6,792,482
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	9,674	131,760
Telephone & Data Systems, Inc.	53,151	1,633,330
		1,765,090
TOTAL COMMON STOCKS (Cost $1,424,116,011)		1,388,895,946
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (d)	212	—
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (e)	11,090	5,800
TOTAL RIGHTS (Cost $4,802)		5,800
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	2,148,276	2,148,276
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	11,387,607	11,387,607
TOTAL SHORT-TERM INVESTMENTS (Cost $13,535,883)		13,535,883
TOTAL INVESTMENTS — 100.8% (Cost $1,437,656,696)		1,402,437,629
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(11,720,248)
NET ASSETS — 100.0%		$1,390,717,381

See accompanying notes to schedules of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $5,800, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,388,895,946	$—	$—	$1,388,895,946
Rights	—	5,800	0(a)	5,800
Short-Term Investments	13,535,883	—	—	13,535,883
TOTAL INVESTMENTS	$1,402,431,829	$5,800	$0	$1,402,437,629
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2019.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,009,450	$1,009,450	$42,074,426	$40,935,600	$—	$—	2,148,276	$2,148,276	$19,969	$—
State Street Navigator Securities Lending Government Money Market Portfolio	9,591,708	9,591,708	99,673,182	97,877,283	—	—	11,387,607	11,387,607	109,072	—
Total		$10,601,158	$141,747,608	$138,812,883	$—	$—		$13,535,883	$129,041	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.8%
Boeing Co.	189,193	$72,161,994
Harris Corp.	22,051	3,521,765
L3 Technologies, Inc.	16,760	3,458,761
Lockheed Martin Corp.	53,196	15,967,311
Raytheon Co.	43,355	7,894,078
TransDigm Group, Inc. (a)	17,246	7,829,512
United Technologies Corp.	139,349	17,960,693
		128,794,114
AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	61,952	4,702,157
FedEx Corp.	39,265	7,123,064
United Parcel Service, Inc. Class B	124,929	13,959,566
		25,784,787
AUTO COMPONENTS — 0.1%
Aptiv PLC	57,874	4,600,404
BANKS — 0.8%
Comerica, Inc.	26,782	1,963,656
First Republic Bank	58,516	5,878,517
SVB Financial Group (a)	19,143	4,256,638
US Bancorp	543,962	26,213,529
		38,312,340
BEVERAGES — 2.0%
Brown-Forman Corp. Class B	59,792	3,155,822
Coca-Cola Co.	721,345	33,802,226
Constellation Brands, Inc. Class A	59,333	10,402,855
Monster Beverage Corp. (a)	143,300	7,821,314
PepsiCo, Inc.	308,547	37,812,435
		92,994,652
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	275,891	22,234,056
Alexion Pharmaceuticals, Inc. (a)	79,772	10,783,579
Amgen, Inc.	147,764	28,072,205
Biogen, Inc. (a)	38,862	9,186,199
Celgene Corp. (a)	117,013	11,039,006
Incyte Corp. (a)	30,442	2,618,316
Regeneron Pharmaceuticals, Inc. (a)	16,598	6,815,471
Vertex Pharmaceuticals, Inc. (a)	91,720	16,871,894
		107,620,726
BUILDING PRODUCTS — 0.1%
Allegion PLC	17,405	1,578,808
Masco Corp.	51,488	2,023,993
		3,602,801
CAPITAL MARKETS — 1.7%
Ameriprise Financial, Inc.	27,053	3,465,489
Cboe Global Markets, Inc.	39,828	3,801,184
Charles Schwab Corp.	223,210	9,544,460
E*TRADE Financial Corp.	53,881	2,501,695
Intercontinental Exchange, Inc.	204,022	15,534,235
Moody's Corp.	29,431	5,329,660
Security Description	Shares	Value
MSCI, Inc.	30,943	$6,152,706
Nasdaq, Inc.	29,068	2,543,159
Northern Trust Corp.	42,122	3,808,250
S&P Global, Inc.	89,846	18,917,075
T Rowe Price Group, Inc.	43,323	4,337,499
		75,935,412
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	78,454	14,981,576
Celanese Corp. Series A	25,300	2,494,833
CF Industries Holdings, Inc.	34,892	1,426,385
Eastman Chemical Co.	27,180	2,062,419
Ecolab, Inc.	90,796	16,029,126
FMC Corp.	21,522	1,653,320
Linde PLC	132,224	23,262,168
Mosaic Co.	60,007	1,638,791
PPG Industries, Inc.	39,614	4,471,232
Sherwin-Williams Co.	18,249	7,860,027
		75,879,877
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	30,995	6,264,399
Copart, Inc. (a)	50,514	3,060,643
Republic Services, Inc.	33,767	2,714,192
Rollins, Inc.	53,811	2,239,614
Waste Management, Inc.	140,499	14,599,251
		28,878,099
COMMUNICATIONS EQUIPMENT — 2.3%
Arista Networks, Inc. (a)	18,641	5,861,849
Cisco Systems, Inc.	1,583,534	85,495,001
F5 Networks, Inc. (a)	21,826	3,425,154
Motorola Solutions, Inc.	58,379	8,197,579
		102,979,583
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	12,777	2,570,477
Vulcan Materials Co.	22,645	2,681,168
		5,251,645
CONSUMER FINANCE — 0.4%
American Express Co.	125,027	13,665,451
Discover Financial Services	78,514	5,587,056
		19,252,507
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	14,197	1,604,261
Ball Corp.	81,629	4,723,054
		6,327,315
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
H&R Block, Inc.	45,996	1,101,144
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	336,313	67,561,919

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Verizon Communications, Inc.	1,486,293	$87,884,505
ELECTRIC UTILITIES — 1.1%
Alliant Energy Corp.	48,500	2,285,805
Eversource Energy	62,980	4,468,431
NextEra Energy, Inc.	171,296	33,114,943
Pinnacle West Capital Corp.	40,333	3,855,028
Xcel Energy, Inc.	83,320	4,683,417
		48,407,624
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	83,519	6,929,571
Eaton Corp. PLC	73,416	5,914,393
Rockwell Automation, Inc.	21,754	3,816,957
		16,660,921
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. Class A	41,287	3,899,144
Keysight Technologies, Inc. (a)	67,742	5,907,103
		9,806,247
ENTERTAINMENT — 2.3%
Electronic Arts, Inc. (a)	52,059	5,290,756
Netflix, Inc. (a)	157,321	56,094,376
Take-Two Interactive Software, Inc. (a)	41,142	3,882,570
Walt Disney Co.	351,599	39,038,050
		104,305,752
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.3%
American Tower Corp. REIT	159,090	31,350,275
Apartment Investment & Management Co. Class A REIT	55,878	2,810,105
AvalonBay Communities, Inc. REIT	33,341	6,692,539
Boston Properties, Inc. REIT	29,500	3,949,460
Crown Castle International Corp. REIT	60,221	7,708,288
Digital Realty Trust, Inc. REIT	41,615	4,952,185
Duke Realty Corp. REIT	86,428	2,642,968
Equinix, Inc. REIT	18,143	8,221,682
Equity Residential REIT	90,260	6,798,383
Essex Property Trust, Inc. REIT	17,491	5,059,097
Extra Space Storage, Inc. REIT	29,932	3,050,370
Federal Realty Investment Trust REIT	12,766	1,759,793
HCP, Inc. REIT	172,015	5,384,070
Host Hotels & Resorts, Inc. REIT	125,477	2,371,515
Mid-America Apartment Communities, Inc. REIT	22,820	2,494,911
Public Storage REIT	53,542	11,660,377
Realty Income Corp. REIT	77,924	5,732,089
Regency Centers Corp. REIT	27,380	1,847,876
SBA Communications Corp. REIT (a)	23,822	4,756,301
Simon Property Group, Inc. REIT	74,049	13,492,468
Security Description	Shares	Value
UDR, Inc. REIT	54,435	$2,474,615
Vornado Realty Trust REIT	31,786	2,143,648
Welltower, Inc. REIT	139,525	10,827,140
		148,180,155
FOOD & STAPLES RETAILING — 0.2%
Sysco Corp.	108,317	7,231,243
FOOD PRODUCTS — 0.5%
Hershey Co.	30,989	3,558,467
Hormel Foods Corp. (c)	98,200	4,395,432
Kellogg Co.	91,150	5,230,187
Lamb Weston Holdings, Inc.	52,323	3,921,085
McCormick & Co., Inc.	43,892	6,611,452
		23,716,623
GAS UTILITIES — 0.1%
Atmos Energy Corp.	24,620	2,534,137
HEALTH CARE EQUIPMENT & SUPPLIES — 5.4%
Abbott Laboratories	632,951	50,598,103
ABIOMED, Inc. (a)	16,206	4,628,272
Align Technology, Inc. (a)	13,124	3,731,547
Baxter International, Inc.	76,346	6,207,693
Becton Dickinson and Co.	60,568	15,125,647
Boston Scientific Corp. (a)	495,555	19,019,401
Cooper Cos., Inc.	7,593	2,248,819
Danaher Corp.	126,944	16,759,147
Edwards Lifesciences Corp. (a)	74,937	14,337,696
Hologic, Inc. (a)	53,443	2,586,641
IDEXX Laboratories, Inc. (a)	30,909	6,911,252
Intuitive Surgical, Inc. (a)	40,926	23,351,557
Medtronic PLC	481,400	43,845,912
ResMed, Inc.	51,360	5,339,899
Stryker Corp.	65,513	12,940,128
Teleflex, Inc.	16,476	4,978,388
Varian Medical Systems, Inc. (a)	32,616	4,622,339
Zimmer Biomet Holdings, Inc.	73,474	9,382,630
		246,615,071
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cigna Corp.	77,724	12,499,574
DaVita, Inc. (a)	45,620	2,476,710
HCA Healthcare, Inc.	95,825	12,493,663
Henry Schein, Inc. (a)	24,700	1,484,717
Humana, Inc.	49,000	13,034,000
Universal Health Services, Inc. Class B	17,460	2,335,624
WellCare Health Plans, Inc. (a)	17,876	4,822,051
		49,146,339
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	117,310	6,711,305
HOTELS, RESTAURANTS & LEISURE — 2.3%
Chipotle Mexican Grill, Inc. (a)	8,734	6,203,848
Darden Restaurants, Inc.	31,384	3,812,214

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	106,803	$8,876,397
Marriott International, Inc. Class A	40,952	5,122,686
McDonald's Corp.	276,205	52,451,329
Starbucks Corp.	226,584	16,844,255
Yum! Brands, Inc.	111,542	11,133,007
		104,443,736
HOUSEHOLD DURABLES — 0.1%
Garmin, Ltd.	26,978	2,329,550
Newell Brands, Inc. (c)	80,048	1,227,937
		3,557,487
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	88,615	6,312,047
Clorox Co.	46,048	7,388,862
Colgate-Palmolive Co.	176,817	12,119,037
Kimberly-Clark Corp.	66,531	8,243,191
Procter & Gamble Co.	504,401	52,482,924
		86,546,061
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc.	100,406	4,265,247
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	106,319	22,090,962
Honeywell International, Inc.	132,308	21,026,387
Roper Technologies, Inc.	36,897	12,617,667
		55,735,016
INSURANCE — 0.8%
Aon PLC	54,086	9,232,480
Arthur J Gallagher & Co.	44,315	3,461,001
Cincinnati Financial Corp.	26,280	2,257,452
Marsh & McLennan Cos., Inc.	113,542	10,661,594
Progressive Corp.	111,201	8,016,480
Torchmark Corp.	16,184	1,326,279
		34,955,286
INTERACTIVE MEDIA & SERVICES — 9.0%
Alphabet, Inc. Class A (a)	107,832	126,906,402
Alphabet, Inc. Class C (a)	110,546	129,704,727
Facebook, Inc. Class A (a)	858,069	143,031,522
TripAdvisor, Inc. (a) (c)	24,644	1,267,934
Twitter, Inc. (a)	263,664	8,669,272
		409,579,857
INTERNET & DIRECT MARKETING RETAIL — 6.3%
Amazon.com, Inc. (a)	148,597	264,614,108
Booking Holdings, Inc. (a)	7,784	13,582,379
eBay, Inc.	123,391	4,582,742
Expedia Group, Inc.	25,695	3,057,705
		285,836,934
IT SERVICES — 7.4%
Accenture PLC Class A	104,945	18,472,419
Akamai Technologies, Inc. (a)	58,680	4,207,943
Alliance Data Systems Corp.	16,929	2,962,236
Security Description	Shares	Value
Automatic Data Processing, Inc.	156,553	$25,007,776
Broadridge Financial Solutions, Inc.	42,011	4,356,121
Fidelity National Information Services, Inc.	117,097	13,243,671
Fiserv, Inc. (a) (c)	142,491	12,579,105
FleetCor Technologies, Inc. (a)	19,213	4,737,734
Gartner, Inc. (a)	32,199	4,883,944
Global Payments, Inc.	55,878	7,628,465
Jack Henry & Associates, Inc.	13,137	1,822,627
Mastercard, Inc. Class A	325,280	76,587,176
Paychex, Inc.	71,285	5,717,057
PayPal Holdings, Inc. (a)	422,150	43,836,056
Total System Services, Inc.	40,997	3,895,125
VeriSign, Inc. (a)	38,469	6,984,432
Visa, Inc. Class A (c)	629,099	98,258,973
Western Union Co. (c)	65,684	1,213,183
		336,394,043
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	23,249	1,976,630
Mattel, Inc. (a) (c)	61,020	793,260
		2,769,890
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	60,939	4,898,277
Illumina, Inc. (a)	52,812	16,408,160
IQVIA Holdings, Inc. (a)	40,875	5,879,869
Mettler-Toledo International, Inc. (a)	5,577	4,032,171
PerkinElmer, Inc.	20,873	2,011,322
Thermo Fisher Scientific, Inc.	145,121	39,722,520
Waters Corp. (a)	16,325	4,109,166
		77,061,485
MACHINERY — 0.5%
Flowserve Corp.	24,900	1,123,986
Illinois Tool Works, Inc.	43,963	6,310,010
Ingersoll-Rand PLC	87,720	9,469,374
Wabtec Corp.	21,178	1,561,242
Xylem, Inc.	64,581	5,104,482
		23,569,094
MEDIA — 0.9%
Charter Communications, Inc. Class A (a)	27,030	9,376,977
Comcast Corp. Class A	748,223	29,913,956
Fox Corp. Class A (a)	57,877	2,124,665
Fox Corp. Class B (a)	26,913	965,638
		42,381,236
METALS & MINING — 0.1%
Freeport-McMoRan, Inc.	234,877	3,027,565
MULTI-UTILITIES — 0.5%
Ameren Corp.	87,980	6,470,929
CMS Energy Corp.	56,940	3,162,448
Dominion Energy, Inc.	135,024	10,350,940

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
WEC Energy Group, Inc.	54,402	$4,302,110
		24,286,427
MULTILINE RETAIL — 0.3%
Dollar General Corp.	94,133	11,230,067
Macy's, Inc.	46,520	1,117,876
Nordstrom, Inc. (c)	19,940	884,937
		13,232,880
OIL, GAS & CONSUMABLE FUELS — 3.6%
Anadarko Petroleum Corp.	179,117	8,146,241
Apache Corp.	136,616	4,735,111
Cabot Oil & Gas Corp.	107,130	2,796,093
Cimarex Energy Co.	19,320	1,350,468
Concho Resources, Inc.	39,580	4,391,797
ConocoPhillips	407,981	27,228,652
Devon Energy Corp.	157,689	4,976,665
Diamondback Energy, Inc.	55,710	5,656,236
Exxon Mobil Corp.	853,430	68,957,144
Hess Corp.	49,405	2,975,663
HollyFrontier Corp.	57,229	2,819,673
Marathon Oil Corp.	299,085	4,997,710
Occidental Petroleum Corp.	270,344	17,896,773
ONEOK, Inc.	84,373	5,892,610
		162,820,836
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	53,864	8,917,185
PHARMACEUTICALS — 6.7%
Bristol-Myers Squibb Co.	297,920	14,213,763
Eli Lilly & Co.	310,925	40,345,628
Johnson & Johnson	566,443	79,183,067
Merck & Co., Inc.	930,672	77,403,990
Pfizer, Inc.	1,997,440	84,831,277
Zoetis, Inc.	94,450	9,508,282
		305,486,007
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	26,318	3,118,683
IHS Markit, Ltd. (a)	131,704	7,162,063
Robert Half International, Inc.	19,380	1,262,801
Verisk Analytics, Inc.	41,063	5,461,379
		17,004,926
ROAD & RAIL — 1.8%
CSX Corp.	278,725	20,854,204
JB Hunt Transport Services, Inc.	21,313	2,158,794
Kansas City Southern	16,288	1,889,082
Norfolk Southern Corp.	67,248	12,567,979
Union Pacific Corp.	260,049	43,480,193
		80,950,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a) (c)	315,564	8,053,193
Analog Devices, Inc.	71,752	7,553,333
Broadcom, Inc.	142,426	42,828,922
Intel Corp.	1,083,897	58,205,269
Security Description	Shares	Value
KLA-Tencor Corp.	33,075	$3,949,486
Maxim Integrated Products, Inc.	58,757	3,124,110
Microchip Technology, Inc. (c)	43,602	3,617,222
NVIDIA Corp.	115,657	20,767,371
QUALCOMM, Inc.	225,754	12,874,751
Skyworks Solutions, Inc.	39,031	3,219,277
Texas Instruments, Inc.	222,744	23,626,456
Xilinx, Inc.	90,242	11,441,783
		199,261,173
SOFTWARE — 11.2%
Adobe, Inc. (a)	175,077	46,656,270
ANSYS, Inc. (a)	29,992	5,479,838
Autodesk, Inc. (a)	78,214	12,187,305
Cadence Design Systems, Inc. (a)	59,759	3,795,294
Citrix Systems, Inc.	46,042	4,588,546
Fortinet, Inc. (a)	52,160	4,379,875
Intuit, Inc.	92,896	24,283,943
Microsoft Corp.	2,762,732	325,836,612
Oracle Corp.	456,993	24,545,094
Red Hat, Inc. (a)	63,250	11,555,775
salesforce.com, Inc. (a)	275,737	43,668,469
Synopsys, Inc. (a)	30,724	3,537,869
		510,514,890
SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	17,060	2,909,242
AutoZone, Inc. (a)	9,022	9,239,611
CarMax, Inc. (a) (c)	28,316	1,976,457
Foot Locker, Inc.	20,140	1,220,484
Home Depot, Inc.	186,196	35,729,150
Lowe's Cos., Inc.	132,031	14,453,434
O'Reilly Automotive, Inc. (a)	28,786	11,177,604
Ross Stores, Inc.	75,488	7,027,933
Tiffany & Co.	17,826	1,881,534
TJX Cos., Inc.	443,388	23,592,675
Tractor Supply Co.	44,012	4,302,613
Ulta Salon Cosmetics & Fragrance, Inc. (a)	20,126	7,018,540
		120,529,277
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NetApp, Inc.	90,318	6,262,650
Seagate Technology PLC	59,896	2,868,420
		9,131,070
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (c)	54,714	978,286
NIKE, Inc. Class B	232,245	19,557,351
Tapestry, Inc.	70,162	2,279,563
Under Armour, Inc. Class A (a)	43,940	928,892
Under Armour, Inc. Class C (a)	44,837	846,074
VF Corp.	115,716	10,056,878
		34,647,044

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.5%
Philip Morris International, Inc.	284,792	$25,172,765
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	102,619	6,599,428
United Rentals, Inc. (a)	15,376	1,756,708
W.W. Grainger, Inc.	16,560	4,983,401
		13,339,537
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	41,083	4,283,314
TOTAL COMMON STOCKS (Cost $4,182,061,843)		4,535,777,767
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	7,962,606	7,962,606
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	609,890	609,890
TOTAL SHORT-TERM INVESTMENTS (Cost $8,572,496)		8,572,496
TOTAL INVESTMENTS — 100.0% (Cost $4,190,634,339)		4,544,350,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(2,150,173)
NET ASSETS — 100.0%		$4,542,200,090

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,535,777,767	$—	$—	$4,535,777,767
Short-Term Investments	8,572,496	—	—	8,572,496
TOTAL INVESTMENTS	$4,544,350,263	$—	$—	$4,544,350,263
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,739,848	$1,739,848	$100,271,993	$94,049,235	$—	$—	7,962,606	$7,962,606	$51,910	$—
State Street Navigator Securities Lending Government Money Market Portfolio	34,656	34,656	4,321,049	3,745,815	—	—	609,890	609,890	122,813	—
Total		$1,774,504	$104,593,042	$97,795,050	$—	$—		$8,572,496	$174,723	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUTOMOBILES — 3.5%
Ford Motor Co.	1,939,943	$17,032,699
General Motors Co.	437,199	16,220,083
Harley-Davidson, Inc. (a)	457,083	16,299,580
		49,552,362
BANKS — 4.5%
Huntington Bancshares, Inc.	1,240,410	15,728,399
KeyCorp	988,360	15,566,670
People's United Financial, Inc.	1,017,287	16,724,198
Regions Financial Corp.	1,075,662	15,220,617
		63,239,884
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	194,265	15,655,816
CAPITAL MARKETS — 1.2%
Invesco, Ltd.	888,366	17,154,347
CHEMICALS — 1.2%
LyondellBasell Industries NV Class A	198,708	16,707,369
CONTAINERS & PACKAGING — 2.3%
International Paper Co.	360,569	16,683,528
Westrock Co.	398,841	15,295,552
		31,979,080
DIVERSIFIED CONSUMER SERVICES — 1.1%
H&R Block, Inc. (a)	649,164	15,540,986
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	545,213	17,097,880
CenturyLink, Inc.	1,134,161	13,598,590
Verizon Communications, Inc.	292,334	17,285,710
		47,982,180
ELECTRIC UTILITIES — 7.5%
Duke Energy Corp.	192,428	17,318,520
Edison International	302,566	18,734,886
Entergy Corp.	188,238	18,001,200
FirstEnergy Corp.	424,733	17,673,140
PPL Corp.	542,024	17,203,842
Southern Co.	347,863	17,977,560
		106,909,148
ELECTRICAL EQUIPMENT — 1.4%
Eaton Corp. PLC	237,792	19,156,524
ENERGY EQUIPMENT & SERVICES — 2.4%
Helmerich & Payne, Inc.	317,358	17,632,410
Schlumberger, Ltd.	383,001	16,687,354
		34,319,764
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 21.5%
Crown Castle International Corp. REIT	149,080	19,082,240
Digital Realty Trust, Inc. REIT	160,280	19,073,320
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	181,283	$18,474,551
HCP, Inc. REIT	559,474	17,511,536
Host Hotels & Resorts, Inc. REIT	970,536	18,343,130
Iron Mountain, Inc. REIT	464,592	16,474,432
Kimco Realty Corp. REIT	1,017,287	18,819,810
Macerich Co. REIT (a)	370,827	16,075,350
Mid-America Apartment Communities, Inc. REIT	166,885	18,245,537
Public Storage REIT	82,335	17,930,916
Realty Income Corp. REIT	259,625	19,098,015
Regency Centers Corp. REIT	271,542	18,326,370
Simon Property Group, Inc. REIT	95,188	17,344,206
SL Green Realty Corp. REIT	193,208	17,373,263
Ventas, Inc. REIT	269,306	17,184,416
Welltower, Inc. REIT	224,512	17,422,131
Weyerhaeuser Co. REIT	662,833	17,459,021
		304,238,244
FOOD PRODUCTS — 3.5%
Campbell Soup Co.	480,516	18,322,075
General Mills, Inc.	383,353	19,838,518
Kraft Heinz Co.	358,477	11,704,274
		49,864,867
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	343,848	16,556,281
HOUSEHOLD DURABLES — 3.4%
Leggett & Platt, Inc.	421,194	17,782,811
Newell Brands, Inc. (a)	795,210	12,198,521
Whirlpool Corp.	135,749	18,039,685
		48,021,017
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp.	1,049,278	18,970,946
INSURANCE — 3.5%
MetLife, Inc.	370,580	15,775,591
Principal Financial Group, Inc.	339,786	17,053,859
Prudential Financial, Inc.	182,573	16,774,807
		49,604,257
IT SERVICES — 2.4%
International Business Machines Corp.	125,885	17,762,373
Western Union Co. (a)	917,685	16,949,642
		34,712,015
MEDIA — 1.1%
Interpublic Group of Cos., Inc.	750,158	15,760,820
MULTI-UTILITIES — 3.8%
CenterPoint Energy, Inc.	553,902	17,004,791
Consolidated Edison, Inc.	214,828	18,219,563
Dominion Energy, Inc.	241,335	18,500,741
		53,725,095
MULTILINE RETAIL — 3.7%
Kohl's Corp.	244,125	16,788,476

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Macy's, Inc.	680,682	$16,356,789
Target Corp.	236,277	18,963,592
		52,108,857
OIL, GAS & CONSUMABLE FUELS — 9.0%
Chevron Corp.	146,978	18,104,750
Exxon Mobil Corp.	233,663	18,879,970
Kinder Morgan, Inc.	954,434	19,098,224
Occidental Petroleum Corp.	256,748	16,996,718
ONEOK, Inc.	266,297	18,598,183
Valero Energy Corp.	211,317	17,926,021
Williams Cos., Inc.	629,567	18,081,164
		127,685,030
PERSONAL PRODUCTS — 1.9%
Coty, Inc. Class A (a)	2,383,359	27,408,629
PROFESSIONAL SERVICES — 1.1%
Nielsen Holdings PLC	659,949	15,620,993
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Broadcom, Inc.	63,303	19,035,845
QUALCOMM, Inc. (a)	328,351	18,725,858
		37,761,703
SPECIALTY RETAIL — 1.2%
L Brands, Inc.	600,991	16,575,332
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Seagate Technology PLC	407,213	19,501,430
Western Digital Corp.	415,633	19,975,322
Xerox Corp.	697,471	22,305,123
		61,781,875
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Hanesbrands, Inc.	1,134,161	20,278,799
Security Description	Shares	Value
TOBACCO — 3.0%
Altria Group, Inc.	385,034	$22,112,503
Philip Morris International, Inc.	233,173	20,610,161
		42,722,664
TOTAL COMMON STOCKS (Cost $1,402,487,949)		1,411,594,884
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c)	2,089,264	2,089,264
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	19,681,250	19,681,250
TOTAL SHORT-TERM INVESTMENTS (Cost $21,770,514)		21,770,514
TOTAL INVESTMENTS — 101.2% (Cost $1,424,258,463)		1,433,365,398
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(17,599,476)
NET ASSETS — 100.0%		$1,415,765,922
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,411,594,884	$—	$—	$1,411,594,884
Short-Term Investments	21,770,514	—	—	21,770,514
TOTAL INVESTMENTS	$1,433,365,398	$—	$—	$1,433,365,398
See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	330,421	$330,421	$51,388,740	$49,629,897	$—	$—	2,089,264	$2,089,264	$11,333	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	26,978,497	7,297,247	—	—	19,681,250	19,681,250	575	—
Total		$330,421	$78,367,237	$56,927,144	$—	$—		$21,770,514	$11,908	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
Arconic, Inc.	96,722	$1,848,358
General Dynamics Corp.	61,747	10,452,532
Harris Corp.	12,716	2,030,872
Huntington Ingalls Industries, Inc.	9,624	1,994,093
L3 Technologies, Inc.	7,298	1,506,088
Lockheed Martin Corp.	22,483	6,748,497
Northrop Grumman Corp.	38,689	10,430,554
Raytheon Co.	36,744	6,690,348
Textron, Inc.	55,571	2,815,227
United Technologies Corp.	95,750	12,341,218
		56,857,787
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	30,935	2,691,036
FedEx Corp.	30,272	5,491,643
United Parcel Service, Inc. Class B	78,628	8,785,893
		16,968,572
AIRLINES — 0.9%
Alaska Air Group, Inc.	27,739	1,556,713
American Airlines Group, Inc.	93,634	2,973,816
Delta Air Lines, Inc.	141,233	7,294,684
Southwest Airlines Co.	114,822	5,960,410
United Continental Holdings, Inc. (a)	52,002	4,148,720
		21,934,343
AUTO COMPONENTS — 0.1%
Aptiv PLC	23,126	1,838,286
BorgWarner, Inc.	46,850	1,799,508
		3,637,794
AUTOMOBILES — 0.8%
Ford Motor Co.	884,138	7,762,732
General Motors Co.	298,210	11,063,591
Harley-Davidson, Inc. (b)	36,649	1,306,903
		20,133,226
BANKS — 10.5%
Bank of America Corp.	2,047,037	56,477,751
BB&T Corp.	174,413	8,115,437
Citigroup, Inc.	535,946	33,346,560
Citizens Financial Group, Inc.	106,683	3,467,198
Comerica, Inc.	19,591	1,436,412
Fifth Third Bancorp	175,470	4,425,353
Huntington Bancshares, Inc.	242,381	3,073,391
JPMorgan Chase & Co.	746,200	75,537,826
KeyCorp	235,278	3,705,628
M&T Bank Corp.	31,891	5,007,525
People's United Financial, Inc.	84,818	1,394,408
PNC Financial Services Group, Inc.	103,395	12,682,431
Regions Financial Corp.	237,050	3,354,258
SunTrust Banks, Inc.	101,954	6,040,774
Wells Fargo & Co.	933,079	45,086,377
Zions Bancorp NA	43,172	1,960,441
		265,111,770
Security Description	Shares	Value
BEVERAGES — 1.5%
Coca-Cola Co.	421,655	$19,758,753
Molson Coors Brewing Co. Class B	42,106	2,511,623
PepsiCo, Inc.	124,923	15,309,314
		37,579,690
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	161,351	13,003,277
Amgen, Inc.	48,205	9,157,986
Biogen, Inc. (a)	21,064	4,979,108
Celgene Corp. (a)	85,210	8,038,712
Gilead Sciences, Inc.	290,622	18,893,336
Incyte Corp. (a)	20,592	1,771,118
Regeneron Pharmaceuticals, Inc. (a)	7,236	2,971,246
		58,814,783
BUILDING PRODUCTS — 0.5%
Allegion PLC	10,788	978,579
AO Smith Corp.	32,361	1,725,489
Fortune Brands Home & Security, Inc.	31,771	1,512,617
Johnson Controls International PLC	209,454	7,737,231
Masco Corp.	36,381	1,430,137
		13,384,053
CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.	11,795	1,263,363
Ameriprise Financial, Inc.	14,427	1,848,099
Bank of New York Mellon Corp.	200,194	10,095,783
BlackRock, Inc.	27,586	11,789,429
Charles Schwab Corp.	130,749	5,590,827
CME Group, Inc.	81,126	13,351,717
E*TRADE Financial Corp.	23,426	1,087,669
Franklin Resources, Inc.	66,828	2,214,680
Goldman Sachs Group, Inc.	78,505	15,072,175
Invesco, Ltd.	92,464	1,785,480
Moody's Corp.	19,408	3,514,595
Morgan Stanley	296,975	12,532,345
Nasdaq, Inc.	7,694	673,148
Northern Trust Corp.	23,382	2,113,967
Raymond James Financial, Inc.	29,017	2,333,257
State Street Corp. (c)	86,061	5,663,674
T Rowe Price Group, Inc.	27,644	2,767,717
		93,697,925
CHEMICALS — 2.3%
Albemarle Corp. (b)	23,860	1,956,043
Celanese Corp. Series A	14,162	1,396,515
CF Industries Holdings, Inc.	29,512	1,206,451
DowDuPont, Inc.	513,798	27,390,571
Eastman Chemical Co.	14,478	1,098,591
FMC Corp.	16,990	1,305,172
International Flavors & Fragrances, Inc. (b)	23,154	2,982,004
Linde PLC	41,158	7,240,927
LyondellBasell Industries NV Class A	69,367	5,832,377
Mosaic Co.	42,299	1,155,186

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PPG Industries, Inc.	29,135	$3,288,467
Sherwin-Williams Co.	7,236	3,116,617
		57,968,921
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Copart, Inc. (a)	14,781	895,581
Republic Services, Inc.	27,898	2,242,441
		3,138,022
COMMUNICATIONS EQUIPMENT — 0.1%
Juniper Networks, Inc.	77,628	2,054,813
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	31,573	1,161,887
Jacobs Engineering Group, Inc.	26,895	2,022,235
Quanta Services, Inc.	32,815	1,238,438
		4,422,560
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	6,101	1,227,399
Vulcan Materials Co.	15,447	1,828,925
		3,056,324
CONSUMER FINANCE — 1.0%
American Express Co.	79,221	8,658,855
Capital One Financial Corp.	107,110	8,749,816
Discover Financial Services	26,392	1,878,055
Synchrony Financial	150,430	4,798,717
		24,085,443
CONTAINERS & PACKAGING — 0.5%
Avery Dennison Corp.	10,563	1,193,619
Ball Corp.	25,147	1,455,006
International Paper Co.	92,155	4,264,012
Packaging Corp. of America	21,197	2,106,558
Sealed Air Corp.	35,286	1,625,273
Westrock Co.	56,998	2,185,873
		12,830,341
DISTRIBUTORS — 0.2%
Genuine Parts Co.	33,472	3,749,868
LKQ Corp. (a)	71,525	2,029,880
		5,779,748
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	19,879	475,903
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. Class B (a)	230,408	46,286,663
Jefferies Financial Group, Inc.	63,493	1,193,034
		47,479,697
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	1,660,004	52,057,725
CenturyLink, Inc.	213,714	2,562,431
		54,620,156
Security Description	Shares	Value
ELECTRIC UTILITIES — 3.0%
Alliant Energy Corp.	22,815	$1,075,271
American Electric Power Co., Inc.	111,544	9,341,810
Duke Energy Corp.	165,627	14,906,430
Edison International	74,002	4,582,204
Entergy Corp.	43,513	4,161,148
Evergy, Inc.	60,465	3,509,993
Eversource Energy	32,063	2,274,870
Exelon Corp.	219,897	11,023,436
FirstEnergy Corp.	115,406	4,802,044
PPL Corp.	163,482	5,188,919
Southern Co.	236,582	12,226,558
Xcel Energy, Inc.	64,538	3,627,681
		76,720,364
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	51,344	4,136,273
Emerson Electric Co.	141,664	9,699,734
Rockwell Automation, Inc.	13,579	2,382,571
		16,218,578
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	42,707	4,033,249
Corning, Inc.	181,564	6,009,768
FLIR Systems, Inc.	31,114	1,480,404
IPG Photonics Corp. (a)	8,045	1,221,070
TE Connectivity, Ltd.	77,822	6,284,127
		19,028,618
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes a GE Co.	117,382	3,253,829
Halliburton Co.	198,682	5,821,383
Helmerich & Payne, Inc.	24,463	1,359,164
National Oilwell Varco, Inc.	86,223	2,296,981
Schlumberger, Ltd.	314,326	13,695,184
TechnipFMC PLC	95,620	2,248,982
		28,675,523
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	172,652	7,860,846
Electronic Arts, Inc. (a)	35,786	3,636,931
Viacom, Inc. Class B	79,429	2,229,572
Walt Disney Co.	175,629	19,500,085
		33,227,434
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	25,934	3,697,151
AvalonBay Communities, Inc. REIT	9,968	2,000,877
Boston Properties, Inc. REIT	16,299	2,182,110
Crown Castle International Corp. REIT	55,487	7,102,336
Digital Realty Trust, Inc. REIT	20,872	2,483,768
Duke Realty Corp. REIT	26,605	813,581
Equinix, Inc. REIT	7,455	3,378,308
Equity Residential REIT	26,534	1,998,541

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Essex Property Trust, Inc. REIT	3,860	$1,116,466
Extra Space Storage, Inc. REIT	9,654	983,839
Federal Realty Investment Trust REIT	8,634	1,190,197
Host Hotels & Resorts, Inc. REIT	88,422	1,671,176
Iron Mountain, Inc. REIT	64,355	2,282,028
Kimco Realty Corp. REIT	94,766	1,753,171
Macerich Co. REIT	23,755	1,029,779
Mid-America Apartment Communities, Inc. REIT	11,275	1,232,696
Prologis, Inc. REIT	143,182	10,301,945
Realty Income Corp. REIT	17,908	1,317,313
Regency Centers Corp. REIT	20,924	1,412,161
SBA Communications Corp. REIT (a)	11,036	2,203,448
Simon Property Group, Inc. REIT	23,211	4,229,276
SL Green Realty Corp. REIT	19,182	1,724,845
UDR, Inc. REIT	28,515	1,296,292
Ventas, Inc. REIT	80,830	5,157,762
Vornado Realty Trust REIT	19,078	1,286,620
Weyerhaeuser Co. REIT	170,329	4,486,466
		68,332,152
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	100,563	24,350,325
Kroger Co.	181,099	4,455,035
Sysco Corp.	40,524	2,705,382
Walmart, Inc.	324,855	31,683,108
Walgreens Boots Alliance, Inc.	182,369	11,538,487
		74,732,337
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	127,159	5,484,368
Campbell Soup Co. (b)	43,312	1,651,487
Conagra Brands, Inc.	109,127	3,027,183
General Mills, Inc.	135,274	7,000,429
Hershey Co.	12,329	1,415,739
J.M. Smucker Co.	26,066	3,036,689
Kraft Heinz Co.	141,014	4,604,107
Mondelez International, Inc. Class A	329,960	16,471,603
Tyson Foods, Inc. Class A	67,113	4,659,656
		47,351,261
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	11,142	1,146,846
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Align Technology, Inc. (a)	8,045	2,287,435
Baxter International, Inc.	61,881	5,031,544
Becton Dickinson and Co.	22,535	5,627,666
Cooper Cos., Inc.	6,336	1,876,533
Danaher Corp.	63,223	8,346,700
DENTSPLY SIRONA, Inc.	50,070	2,482,971
Hologic, Inc. (a)	27,228	1,317,835
Stryker Corp.	28,953	5,718,797
		32,689,481
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.7%
AmerisourceBergen Corp.	35,884	$2,853,496
Anthem, Inc.	58,754	16,861,223
Cardinal Health, Inc.	67,992	3,273,815
Centene Corp. (a)	93,123	4,944,831
Cigna Corp.	37,589	6,045,063
CVS Health Corp.	296,449	15,987,494
Henry Schein, Inc. (a)	18,849	1,133,013
Laboratory Corp. of America Holdings (a)	22,716	3,475,094
McKesson Corp.	44,310	5,186,929
Quest Diagnostics, Inc.	30,602	2,751,732
UnitedHealth Group, Inc.	218,986	54,146,478
Universal Health Services, Inc. Class B	8,256	1,104,405
		117,763,573
HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.	90,835	4,607,151
Darden Restaurants, Inc.	8,363	1,015,854
Marriott International, Inc. Class A	38,607	4,829,350
MGM Resorts International	114,563	2,939,687
Norwegian Cruise Line Holdings, Ltd. (a)	49,470	2,718,871
Royal Caribbean Cruises, Ltd.	39,034	4,474,077
Starbucks Corp.	139,375	10,361,137
Wynn Resorts, Ltd.	22,417	2,674,796
		33,620,923
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	78,223	3,236,868
Garmin, Ltd.	10,279	887,592
Leggett & Platt, Inc.	29,286	1,236,455
Lennar Corp. Class A	66,820	3,280,194
Mohawk Industries, Inc. (a)	14,138	1,783,509
Newell Brands, Inc. (b)	46,257	709,582
PulteGroup, Inc.	58,115	1,624,895
Whirlpool Corp.	14,360	1,908,300
		14,667,395
HOUSEHOLD PRODUCTS — 1.4%
Colgate-Palmolive Co.	84,654	5,802,185
Kimberly-Clark Corp.	36,202	4,485,428
Procter & Gamble Co.	250,769	26,092,514
		36,380,127
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	148,867	2,691,515
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	64,751	13,453,963
General Electric Co.	1,988,733	19,867,442
Honeywell International, Inc.	83,016	13,192,903
		46,514,308

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
INSURANCE — 4.2%
Aflac, Inc.	172,308	$8,615,400
Allstate Corp.	75,617	7,121,609
American International Group, Inc.	200,032	8,613,378
Aon PLC	20,344	3,472,721
Arthur J Gallagher & Co.	13,574	1,060,129
Assurant, Inc.	14,315	1,358,637
Brighthouse Financial, Inc. (a)	26,646	966,983
Chubb, Ltd.	104,532	14,642,843
Cincinnati Financial Corp.	17,729	1,522,921
Everest Re Group, Ltd.	9,146	1,975,170
Hartford Financial Services Group, Inc.	81,785	4,066,350
Lincoln National Corp.	48,810	2,865,147
Loews Corp.	63,264	3,032,244
Marsh & McLennan Cos., Inc.	42,812	4,020,047
MetLife, Inc.	218,190	9,288,348
Principal Financial Group, Inc.	59,204	2,971,449
Progressive Corp.	62,849	4,530,784
Prudential Financial, Inc.	93,426	8,583,981
Torchmark Corp.	12,663	1,037,733
Travelers Cos., Inc.	59,931	8,220,136
Unum Group	49,187	1,663,996
Willis Towers Watson PLC	29,467	5,175,879
		104,805,885
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
TripAdvisor, Inc. (a) (b)	9,580	492,891
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Booking Holdings, Inc. (a)	5,327	9,295,135
eBay, Inc.	121,528	4,513,550
Expedia Group, Inc.	10,072	1,198,568
		15,007,253
IT SERVICES — 2.5%
Accenture PLC Class A	78,152	13,756,315
Cognizant Technology Solutions Corp. Class A	131,011	9,491,747
DXC Technology Co.	61,125	3,930,949
FleetCor Technologies, Inc. (a)	7,945	1,959,157
International Business Machines Corp.	202,815	28,617,196
Jack Henry & Associates, Inc.	9,061	1,257,123
Paychex, Inc.	27,294	2,188,979
Total System Services, Inc.	12,063	1,146,106
Western Union Co. (b)	57,715	1,065,996
		63,413,568
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	11,299	960,641
Mattel, Inc. (a) (b)	39,583	514,579
		1,475,220
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	33,677	$2,706,957
IQVIA Holdings, Inc. (a)	9,645	1,387,433
Mettler-Toledo International, Inc. (a)	2,109	1,524,807
PerkinElmer, Inc.	12,332	1,188,312
Waters Corp. (a)	6,836	1,720,690
		8,528,199
MACHINERY — 2.8%
Caterpillar, Inc.	131,191	17,775,069
Cummins, Inc.	33,495	5,287,856
Deere & Co.	73,096	11,683,665
Dover Corp.	33,460	3,138,548
Flowserve Corp.	13,851	625,234
Fortive Corp.	66,801	5,603,936
Illinois Tool Works, Inc.	41,525	5,960,083
PACCAR, Inc.	79,380	5,408,953
Parker-Hannifin Corp.	30,065	5,159,755
Pentair PLC	35,910	1,598,354
Snap-on, Inc.	12,525	1,960,413
Stanley Black & Decker, Inc.	34,587	4,709,712
Wabtec Corp.	16,313	1,202,594
		70,114,172
MEDIA — 1.9%
CBS Corp. Class B	79,875	3,796,459
Charter Communications, Inc. Class A (a)	22,826	7,918,568
Comcast Corp. Class A	556,113	22,233,398
Discovery, Inc. Class A (a)	35,284	953,374
Discovery, Inc. Class C (a)	80,987	2,058,690
DISH Network Corp. Class A (a)	51,537	1,633,207
Fox Corp. Class A (a)	43,145	1,583,853
Fox Corp. Class B (a)	19,704	706,979
Interpublic Group of Cos., Inc.	86,435	1,815,999
News Corp. Class A	86,380	1,074,567
News Corp. Class B	33,045	412,732
Omnicom Group, Inc.	51,010	3,723,220
		47,911,046
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	179,116	2,308,805
Newmont Mining Corp.	121,148	4,333,464
Nucor Corp.	71,881	4,194,257
		10,836,526
MULTI-UTILITIES — 1.7%
CenterPoint Energy, Inc.	114,445	3,513,461
CMS Energy Corp.	28,020	1,556,231
Consolidated Edison, Inc.	73,499	6,233,450
Dominion Energy, Inc.	96,512	7,398,610
DTE Energy Co.	41,257	5,146,398
NiSource, Inc.	85,841	2,460,203
Public Service Enterprise Group, Inc.	114,590	6,807,792
Sempra Energy	62,073	7,812,508

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
WEC Energy Group, Inc.	36,894	$2,917,578
		43,846,231
MULTILINE RETAIL — 0.8%
Dollar Tree, Inc. (a)	53,989	5,671,005
Kohl's Corp.	37,772	2,597,580
Macy's, Inc.	40,083	963,195
Nordstrom, Inc.	13,066	579,869
Target Corp.	118,143	9,482,157
		19,293,806
OIL, GAS & CONSUMABLE FUELS — 6.4%
Cabot Oil & Gas Corp.	30,008	783,209
Chevron Corp.	433,221	53,364,163
Cimarex Energy Co.	9,445	660,206
Concho Resources, Inc.	20,242	2,246,052
EOG Resources, Inc.	131,675	12,532,826
Exxon Mobil Corp.	425,412	34,373,290
Hess Corp.	25,176	1,516,350
Kinder Morgan, Inc.	443,559	8,875,616
Marathon Petroleum Corp.	153,551	9,190,027
Noble Energy, Inc.	107,850	2,667,130
ONEOK, Inc.	40,519	2,829,847
Phillips 66	95,991	9,135,463
Pioneer Natural Resources Co.	38,628	5,882,272
Valero Energy Corp.	96,106	8,152,672
Williams Cos., Inc.	274,505	7,883,784
		160,092,907
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	100,944	1,160,856
Estee Lauder Cos., Inc. Class A	16,090	2,663,699
		3,824,555
PHARMACEUTICALS — 2.6%
Allergan PLC	72,109	10,557,479
Bristol-Myers Squibb Co.	180,930	8,632,170
Johnson & Johnson	249,317	34,852,023
Mylan NV (a)	117,751	3,337,063
Nektar Therapeutics (a)	38,916	1,307,578
Perrigo Co. PLC	28,117	1,354,115
Zoetis, Inc.	49,064	4,939,273
		64,979,701
PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	10,572	1,252,782
Nielsen Holdings PLC	79,790	1,888,629
Robert Half International, Inc.	15,237	992,843
Verisk Analytics, Inc.	11,455	1,523,515
		5,657,769
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	72,387	3,579,537
ROAD & RAIL — 0.2%
JB Hunt Transport Services, Inc.	6,506	658,993
Kansas City Southern	12,765	1,480,485
Security Description	Shares	Value
Norfolk Southern Corp.	19,141	$3,577,261
		5,716,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	38,907	4,095,740
Applied Materials, Inc.	216,327	8,579,529
Intel Corp.	338,182	18,160,373
KLA-Tencor Corp.	17,087	2,040,359
Lam Research Corp.	35,189	6,299,183
Maxim Integrated Products, Inc.	24,915	1,324,730
Microchip Technology, Inc. (b)	26,044	2,160,610
Micron Technology, Inc. (a)	256,462	10,599,574
NVIDIA Corp.	65,151	11,698,514
Qorvo, Inc. (a)	28,053	2,012,242
QUALCOMM, Inc.	131,685	7,509,995
Skyworks Solutions, Inc.	15,581	1,285,121
Texas Instruments, Inc.	74,237	7,874,319
		83,640,289
SOFTWARE — 0.9%
Cadence Design Systems, Inc. (a)	26,044	1,654,054
Oracle Corp.	291,143	15,637,291
Symantec Corp.	146,062	3,357,965
Synopsys, Inc. (a)	14,381	1,655,972
		22,305,282
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	5,737	978,331
Best Buy Co., Inc.	53,469	3,799,507
CarMax, Inc. (a) (b)	23,902	1,668,360
Foot Locker, Inc.	13,207	800,344
Gap, Inc.	48,046	1,257,844
Home Depot, Inc.	139,263	26,723,177
L Brands, Inc.	51,347	1,416,150
Lowe's Cos., Inc.	98,587	10,792,319
Ross Stores, Inc.	36,530	3,400,943
Tiffany & Co.	13,455	1,420,175
		52,257,150
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.4%
Apple, Inc.	1,022,199	194,166,700
Hewlett Packard Enterprise Co.	323,241	4,987,609
HP, Inc.	349,358	6,788,026
Seagate Technology PLC	21,041	1,007,653
Western Digital Corp.	66,252	3,184,071
Xerox Corp.	46,624	1,491,036
		211,625,095
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	33,783	1,545,572
Hanesbrands, Inc. (b)	45,380	811,395
NIKE, Inc. Class B	141,748	11,936,599
PVH Corp.	17,026	2,076,321
Ralph Lauren Corp.	12,231	1,586,116
Tapestry, Inc.	21,477	697,788

See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class A (a)	14,773	$312,301
Under Armour, Inc. Class C (a)	15,176	286,371
		19,252,463
TOBACCO — 1.6%
Altria Group, Inc.	426,224	24,478,044
Philip Morris International, Inc.	172,856	15,278,742
		39,756,786
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
United Rentals, Inc. (a)	8,545	976,266
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	14,995	1,563,379
TOTAL COMMON STOCKS (Cost $2,486,224,961)		2,514,745,021
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	4,424,160	4,424,160
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	479,763	479,763
TOTAL SHORT-TERM INVESTMENTS (Cost $4,903,923)		4,903,923
TOTAL INVESTMENTS — 100.0% (Cost $2,491,128,884)		2,519,648,944
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		344,858
NET ASSETS — 100.0%		$2,519,993,802

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,514,745,021	$—	$—	$2,514,745,021
Short-Term Investments	4,903,923	—	—	4,903,923
TOTAL INVESTMENTS	$2,519,648,944	$—	$—	$2,519,648,944
See accompanying notes to schedules of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	46,791	$4,355,774	$6,559,009	$3,335,568	$(746,665)	$(1,168,876)	86,061	$5,663,674	$105,654	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,976,998	1,976,998	88,795,730	86,348,568	—	—	4,424,160	4,424,160	60,404	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,630,828	1,630,828	9,827,571	10,978,636	—	—	479,763	479,763	2,674	—
Total		$7,963,600	$105,182,310	$100,662,772	$(746,665)	$(1,168,876)		$10,567,597	$168,732	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.8%
AAR Corp.	17,821	$579,361
Aerojet Rocketdyne Holdings, Inc. (a)	38,765	1,377,320
Aerovironment, Inc. (a)	12,804	875,922
Astronics Corp. (a)	12,803	418,914
Axon Enterprise, Inc. (a)	29,972	1,630,776
Cubic Corp.	12,175	684,722
Ducommun, Inc. (a)	6,194	269,563
KeyW Holding Corp. (a)	13,454	115,973
Kratos Defense & Security Solutions, Inc. (a) (b)	54,557	852,726
Mercury Systems, Inc. (a)	24,802	1,589,312
Moog, Inc. Class A	2,568	223,288
National Presto Industries, Inc.	3,287	356,804
Triumph Group, Inc.	24,849	473,622
Vectrus, Inc. (a)	6,153	163,608
Wesco Aircraft Holdings, Inc. (a)	39,563	347,759
		9,959,670
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	31,114	717,178
Atlas Air Worldwide Holdings, Inc. (a)	14,878	752,232
Echo Global Logistics, Inc. (a)	7,833	194,102
Forward Air Corp.	13,485	872,884
Hub Group, Inc. Class A (a)	16,456	672,227
Radiant Logistics, Inc. (a)	30,065	189,409
		3,398,032
AIRLINES — 0.4%
Allegiant Travel Co.	7,204	932,702
Hawaiian Holdings, Inc.	30,328	796,110
SkyWest, Inc.	24,264	1,317,292
Spirit Airlines, Inc. (a)	33,086	1,748,926
		4,795,030
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	63,045	902,174
Cooper Tire & Rubber Co.	25,009	747,519
Cooper-Standard Holdings, Inc. (a)	10,315	484,392
Dana, Inc.	70,987	1,259,309
Dorman Products, Inc. (a)	15,599	1,374,116
Fox Factory Holding Corp. (a)	18,534	1,295,341
Gentherm, Inc. (a)	21,726	800,820
Horizon Global Corp. (a) (b)	15,425	29,925
LCI Industries	12,158	933,978
Modine Manufacturing Co. (a)	21,174	293,683
Motorcar Parts of America, Inc. (a)	12,615	238,045
Shiloh Industries, Inc. (a)	8,663	47,647
Standard Motor Products, Inc.	10,080	494,928
Stoneridge, Inc. (a)	12,679	365,916
Strattec Security Corp.	1,796	52,767
Security Description	Shares	Value
Superior Industries International, Inc.	7,637	$36,352
Tenneco, Inc. Class A	25,791	571,529
Tower International, Inc.	11,904	250,341
Veoneer, Inc. (a) (b)	40,458	925,274
Visteon Corp. (a)	17,006	1,145,354
		12,249,410
AUTOMOBILES — 0.2%
Thor Industries, Inc.	23,098	1,440,622
Winnebago Industries, Inc. (b)	13,506	420,712
		1,861,334
BANKS — 8.4%
1st Constitution Bancorp	3,591	63,812
1st Source Corp.	10,783	484,265
ACNB Corp.	4,889	180,893
Allegiance Bancshares, Inc. (a)	7,059	238,029
American National Bankshares, Inc.	4,556	159,096
Ameris Bancorp	23,573	809,733
Arrow Financial Corp.	8,591	282,558
Associated Banc-Corp.	82,313	1,757,383
Atlantic Capital Bancshares, Inc. (a)	15,597	278,095
Banc of California, Inc.	16,378	226,672
BancFirst Corp.	6,808	355,037
Bancorp, Inc. (a)	26,310	212,585
BancorpSouth Bank	40,869	1,153,323
Bank of Commerce Holdings	8,663	91,395
Bank of Hawaii Corp.	17,003	1,341,027
Bank of Marin Bancorp	3,582	145,752
BankFinancial Corp.	9,398	139,748
BankUnited, Inc.	49,615	1,657,141
Banner Corp.	16,830	911,681
Bar Harbor Bankshares	4,075	105,420
BCB Bancorp, Inc.	6,789	90,973
Berkshire Hills Bancorp, Inc.	22,849	622,407
Blue Hills Bancorp, Inc.	13,512	322,937
Boston Private Financial Holdings, Inc.	38,492	421,872
Bridge Bancorp, Inc.	7,594	222,504
Brookline Bancorp, Inc.	45,204	650,938
Bryn Mawr Bank Corp.	11,970	432,476
C&F Financial Corp.	1,896	95,938
Cadence BanCorp	39,394	730,759
Camden National Corp.	9,239	385,451
Capital City Bank Group, Inc.	4,011	87,360
Capstar Financial Holdings, Inc.	4,124	59,551
Carolina Financial Corp.	10,924	377,861
Cathay General Bancorp	33,306	1,129,406
CenterState Bank Corp.	41,080	978,115
Central Pacific Financial Corp.	8,763	252,725
Central Valley Community Bancorp	6,044	118,160
Chemical Financial Corp.	35,597	1,465,173
Chemung Financial Corp.	1,996	93,672

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Citizens & Northern Corp.	7,941	$198,843
City Holding Co.	7,859	598,777
Civista Bancshares, Inc.	5,072	110,722
CNB Financial Corp.	7,817	197,536
Codorus Valley Bancorp, Inc.	6,019	128,506
Columbia Banking System, Inc.	30,944	1,011,559
Community Bank System, Inc.	24,769	1,480,443
Community Bankers Trust Corp.	12,587	92,137
Community Financial Corp.	1,996	56,627
Community Trust Bancorp, Inc.	7,031	288,693
ConnectOne Bancorp, Inc.	12,678	249,757
County Bancorp, Inc.	2,812	49,491
Customers Bancorp, Inc. (a)	16,000	292,960
CVB Financial Corp.	60,826	1,280,387
DNB Financial Corp.	1,896	71,612
Eagle Bancorp, Inc. (a)	14,166	711,133
Enterprise Bancorp, Inc.	4,904	140,892
Enterprise Financial Services Corp.	13,064	532,619
Evans Bancorp, Inc.	2,812	100,248
Farmers National Banc Corp.	15,528	214,131
FB Financial Corp.	7,669	243,567
Fidelity Southern Corp.	13,286	363,904
Fifth Third Bancorp	2,716	68,494
Financial Institutions, Inc.	8,169	222,033
First BanCorp	105,180	1,205,363
First Bancorp, Inc.	4,486	111,791
First Bancorp/Southern Pines	17,223	598,671
First Bancshares, Inc.	6,896	213,086
First Busey Corp.	23,142	564,665
First Business Financial Services, Inc.	4,972	99,539
First Citizens BancShares, Inc. Class A	3,208	1,306,298
First Commonwealth Financial Corp.	37,375	470,925
First Community Bankshares, Inc.	8,436	279,569
First Financial Bancorp	40,298	969,570
First Financial Bankshares, Inc. (b)	23,896	1,380,711
First Financial Corp.	6,839	287,238
First Financial Northwest, Inc.	4,972	78,309
First Foundation, Inc.	11,709	158,891
First Guaranty Bancshares, Inc.	2,767	56,723
First Hawaiian, Inc.	27,222	709,133
First Internet Bancorp	4,024	77,784
First Interstate BancSystem, Inc. Class A	19,012	757,058
First Merchants Corp.	24,355	897,482
First Mid-Illinois Bancshares, Inc.	4,964	165,400
First Midwest Bancorp, Inc.	56,599	1,158,016
First Northwest Bancorp	5,220	81,275
First of Long Island Corp.	10,937	239,848
Flushing Financial Corp.	14,123	309,717
FNB Corp.	150,179	1,591,897
Franklin Financial Network, Inc.	3,881	112,588
Fulton Financial Corp.	78,957	1,222,254
German American Bancorp, Inc.	11,361	334,013
Security Description	Shares	Value
Glacier Bancorp, Inc.	39,649	$1,588,735
Great Southern Bancorp, Inc.	6,435	333,976
Great Western Bancorp, Inc.	30,889	975,784
Hancock Whitney Corp.	41,637	1,682,135
Hanmi Financial Corp.	10,649	226,504
HarborOne Bancorp, Inc. (a)	11,070	190,404
Heartland Financial USA, Inc.	16,401	699,503
Heritage Commerce Corp.	20,210	244,541
Heritage Financial Corp.	12,779	385,159
Hilltop Holdings, Inc.	33,133	604,677
Home BancShares, Inc.	81,093	1,424,804
HomeTrust Bancshares, Inc.	10,426	262,735
Hope Bancorp, Inc.	61,329	802,183
Horizon Bancorp, Inc.	22,094	355,492
Howard Bancorp, Inc. (a)	4,972	73,635
IBERIABANK Corp.	26,905	1,929,358
Independent Bank Corp.	13,141	1,064,552
Independent Bank Corp.	12,626	271,459
Independent Bank Group, Inc.	16,904	867,006
International Bancshares Corp.	22,339	849,552
Investar Holding Corp.	4,872	110,643
Investors Bancorp, Inc.	128,301	1,520,367
Lakeland Bancorp, Inc.	19,301	288,164
Lakeland Financial Corp.	13,026	589,036
LCNB Corp.	2,778	47,643
LegacyTexas Financial Group, Inc.	19,973	746,790
Live Oak Bancshares, Inc. (b)	8,605	125,719
Macatawa Bank Corp.	18,007	178,990
MBT Financial Corp.	13,565	135,921
Mercantile Bank Corp.	9,759	319,314
Middlefield Banc Corp.	1,796	74,013
Midland States Bancorp, Inc.	2,047	49,251
MidSouth Bancorp, Inc.	6,783	77,394
MidWestOne Financial Group, Inc.	4,128	112,488
MutualFirst Financial, Inc.	3,063	91,798
National Bank Holdings Corp. Class A	17,218	572,671
National Bankshares, Inc.	3,589	153,789
National Commerce Corp. (a)	8,552	335,324
NBT Bancorp, Inc.	20,360	733,164
Nicolet Bankshares, Inc. (a)	4,641	276,604
Northeast Bancorp	3,591	74,262
Northrim BanCorp, Inc.	4,130	142,155
Norwood Financial Corp.	2,812	86,722
OFG Bancorp	19,041	376,821
Ohio Valley Banc Corp.	1,896	68,540
Old Line Bancshares, Inc.	6,068	151,275
Old National Bancorp	75,071	1,231,164
Old Point Financial Corp.	1,996	42,315
Old Second Bancorp, Inc.	17,271	217,442
Opus Bank	16,255	321,849
Orrstown Financial Services, Inc.	4,124	76,665
Pacific Mercantile Bancorp (a)	8,663	66,012
Pacific Premier Bancorp, Inc.	23,192	615,284
Park National Corp.	8,476	803,101
Parke Bancorp, Inc.	4,196	87,654

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Peapack Gladstone Financial Corp.	6,852	$179,659
Penns Woods Bancorp, Inc.	1,996	82,036
Peoples Bancorp of North Carolina, Inc.	2,694	71,660
Peoples Bancorp, Inc.	8,766	271,483
People's Utah Bancorp	9,219	243,105
Popular, Inc.	49,031	2,555,986
Preferred Bank	6,065	272,743
Premier Financial Bancorp, Inc.	4,459	70,051
QCR Holdings, Inc.	3,577	121,332
Renasant Corp.	28,248	956,195
Republic Bancorp, Inc. Class A	5,915	264,519
Republic First Bancorp, Inc. (a)	30,780	161,595
S&T Bancorp, Inc.	16,349	646,276
Sandy Spring Bancorp, Inc.	16,917	529,164
SB One Bancorp	2,744	59,600
Seacoast Banking Corp. of Florida (a)	27,027	712,161
ServisFirst Bancshares, Inc.	23,870	805,851
Shore Bancshares, Inc.	7,975	118,907
Sierra Bancorp	7,632	185,458
Simmons First National Corp. Class A	46,241	1,131,980
SmartFinancial, Inc. (a)	4,024	76,094
South State Corp.	17,933	1,225,541
Southern First Bancshares, Inc. (a)	4,112	139,273
Southern National Bancorp of Virginia, Inc.	7,638	111,897
Southside Bancshares, Inc.	18,464	613,559
Sterling Bancorp	109,467	2,039,370
Stock Yards Bancorp, Inc.	7,618	257,565
Summit Financial Group, Inc.	4,068	107,843
TCF Financial Corp.	76,868	1,590,399
Texas Capital Bancshares, Inc. (a)	20,148	1,099,879
Tompkins Financial Corp.	7,851	597,226
Towne Bank	30,238	748,390
TriCo Bancshares	12,234	480,674
TriState Capital Holdings, Inc. (a)	13,514	276,091
Triumph Bancorp, Inc. (a)	10,839	318,558
Trustmark Corp.	21,592	726,139
Two River Bancorp	2,226	35,282
UMB Financial Corp.	21,943	1,405,230
Umpqua Holdings Corp.	100,136	1,652,244
Union Bankshares Corp.	41,719	1,348,775
United Bankshares, Inc. (b)	48,997	1,775,651
United Community Banks, Inc.	40,004	997,300
Unity Bancorp, Inc.	4,124	77,861
Univest Financial Corp.	14,507	354,841
Valley National Bancorp	152,031	1,456,457
Veritex Holdings, Inc.	20,565	498,084
Washington Trust Bancorp, Inc.	6,014	289,574
WesBanco, Inc.	29,774	1,183,516
West Bancorp, Inc.	8,322	172,099
Westamerica Bancorporation	14,294	883,369
Wintrust Financial Corp.	27,712	1,865,849
		102,851,737
Security Description	Shares	Value
BEVERAGES — 0.2%
Castle Brands, Inc. (a) (b)	59,235	$41,257
Coca-Cola Bottling Co. Consolidated	2,048	589,476
Craft Brew Alliance, Inc. (a)	6,048	84,551
MGP Ingredients, Inc. (b)	5,830	449,785
National Beverage Corp. (b)	6,065	350,132
New Age Beverages Corp. (a) (b)	11,785	61,989
Primo Water Corp. (a)	16,355	252,848
		1,830,038
BIOTECHNOLOGY — 6.0%
Abeona Therapeutics, Inc. (a) (b)	17,236	126,857
ACADIA Pharmaceuticals, Inc. (a) (b)	63,500	1,704,975
Acceleron Pharma, Inc. (a) (b)	21,610	1,006,378
Achaogen, Inc. (a) (b)	16,827	7,678
Achillion Pharmaceuticals, Inc. (a)	83,855	248,211
Acorda Therapeutics, Inc. (a)	27,555	366,206
Adamas Pharmaceuticals, Inc. (a) (b)	11,726	83,372
ADMA Biologics, Inc. (a) (b)	17,278	65,484
Aduro Biotech, Inc. (a)	28,100	111,838
Adverum Biotechnologies, Inc. (a)	28,432	148,984
Agenus, Inc. (a)	53,810	159,816
AgeX Therapeutics, Inc. (a) (b)	14,590	59,089
Agios Pharmaceuticals, Inc. (a) (b)	26,791	1,806,785
Aimmune Therapeutics, Inc. (a) (b)	17,471	390,477
Akebia Therapeutics, Inc. (a) (b)	45,625	373,669
Albireo Pharma, Inc. (a)	3,001	96,662
Alder Biopharmaceuticals, Inc. (a) (b)	35,888	489,871
Aldeyra Therapeutics, Inc. (a)	11,823	106,762
Allena Pharmaceuticals, Inc. (a)	7,870	55,247
AMAG Pharmaceuticals, Inc. (a) (b)	20,204	260,228
Amicus Therapeutics, Inc. (a) (b)	109,004	1,482,454
AnaptysBio, Inc. (a) (b)	10,670	779,443
Anavex Life Sciences Corp. (a) (b)	28,965	88,343
Anika Therapeutics, Inc. (a)	9,667	292,330
Apellis Pharmaceuticals, Inc. (a)	17,230	335,985
Aptinyx, Inc. (a) (b)	5,693	23,057
Arcus Biosciences, Inc. (a)	13,142	164,144
Ardelyx, Inc. (a)	31,113	87,116
Arena Pharmaceuticals, Inc. (a)	27,076	1,213,817
ArQule, Inc. (a) (b)	63,725	305,243
Array BioPharma, Inc. (a) (b)	114,179	2,783,684
Arrowhead Pharmaceuticals, Inc. (a) (b)	54,095	992,643
Assembly Biosciences, Inc. (a)	14,889	293,164
Atara Biotherapeutics, Inc. (a) (b)	19,579	778,265
Athenex, Inc. (a) (b)	17,623	215,882
Athersys, Inc. (a) (b)	67,272	100,908
Audentes Therapeutics, Inc. (a)	19,230	750,355
AVEO Pharmaceuticals, Inc. (a) (b)	69,206	56,756
Avid Bioservices, Inc. (a)	31,519	133,956
Avrobio, Inc. (a) (b)	7,573	166,985

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Bellicum Pharmaceuticals, Inc. (a)	26,287	$88,587
BioCryst Pharmaceuticals, Inc. (a) (b)	59,439	483,833
Biohaven Pharmaceutical Holding Co., Ltd. (a)	10,539	542,442
BioSpecifics Technologies Corp. (a)	2,152	134,134
BioTime, Inc. (a) (b)	81,631	106,937
Blueprint Medicines Corp. (a)	22,650	1,813,132
Calithera Biosciences, Inc. (a)	26,557	178,994
Cara Therapeutics, Inc. (a) (b)	16,517	324,064
CareDx, Inc. (a)	17,149	540,536
CASI Pharmaceuticals, Inc. (a) (b)	21,497	61,696
Catalyst Pharmaceuticals, Inc. (a)	47,867	244,122
Cellular Biomedicine Group, Inc. (a) (b)	6,783	117,346
CEL-SCI Corp. (a) (b)	17,278	61,164
ChemoCentryx, Inc. (a)	18,174	252,437
Clovis Oncology, Inc. (a) (b)	24,040	596,673
Coherus Biosciences, Inc. (a)	31,079	423,918
Conatus Pharmaceuticals, Inc. (a) (b)	17,236	18,615
Concert Pharmaceuticals, Inc. (a)	8,412	101,533
ContraFect Corp. (a)	40,444	16,085
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	29,105	202,280
Corvus Pharmaceuticals, Inc. (a) (b)	14,693	59,066
CTI BioPharma Corp. (a) (b)	51,396	49,864
Cytokinetics, Inc. (a)	33,309	269,470
CytomX Therapeutics, Inc. (a)	21,981	236,296
Deciphera Pharmaceuticals, Inc. (a) (b)	8,456	196,264
Denali Therapeutics, Inc. (a) (b)	33,031	766,980
Dicerna Pharmaceuticals, Inc. (a)	22,468	329,156
Dynavax Technologies Corp. (a) (b)	35,768	261,464
Eagle Pharmaceuticals, Inc. (a)	6,723	339,444
Editas Medicine, Inc. (a) (b)	24,394	596,433
Eidos Therapeutics, Inc. (a) (b)	5,801	136,033
Emergent BioSolutions, Inc. (a)	21,994	1,111,137
Enanta Pharmaceuticals, Inc. (a)	7,304	697,678
Epizyme, Inc. (a)	29,310	363,151
Esperion Therapeutics, Inc. (a) (b)	13,705	550,256
Fate Therapeutics, Inc. (a) (b)	30,901	542,931
FibroGen, Inc. (a)	41,651	2,263,732
Five Prime Therapeutics, Inc. (a)	20,509	274,821
Flexion Therapeutics, Inc. (a) (b)	18,805	234,686
Forty Seven, Inc. (a) (b)	6,568	106,139
G1 Therapeutics, Inc. (a) (b)	13,263	220,166
Galectin Therapeutics, Inc. (a) (b)	19,875	101,561
Genomic Health, Inc. (a)	17,628	1,234,841
Geron Corp. (a) (b)	83,330	138,328
Global Blood Therapeutics, Inc. (a) (b)	26,949	1,426,411
GlycoMimetics, Inc. (a) (b)	17,326	215,882
Halozyme Therapeutics, Inc. (a)	75,044	1,208,208
Heron Therapeutics, Inc. (a) (b)	38,528	941,624
Security Description	Shares	Value
Homology Medicines, Inc. (a) (b)	10,439	$289,473
Idera Pharmaceuticals, Inc. (a) (b)	13,661	34,836
Immune Design Corp. (a)	16,687	97,619
ImmunoGen, Inc. (a)	79,742	216,101
Immunomedics, Inc. (a) (b)	81,417	1,564,021
Inovio Pharmaceuticals, Inc. (a) (b)	34,170	127,454
Insmed, Inc. (a) (b)	45,033	1,309,109
Insys Therapeutics, Inc. (a) (b)	12,072	55,773
Intellia Therapeutics, Inc. (a) (b)	15,484	264,467
Intercept Pharmaceuticals, Inc. (a) (b)	12,110	1,354,625
Intrexon Corp. (a) (b)	41,540	218,500
Invitae Corp. (a)	36,219	848,249
Iovance Biotherapeutics, Inc. (a) (b)	48,566	461,863
Ironwood Pharmaceuticals, Inc. (a) (b)	73,403	993,143
Jounce Therapeutics, Inc. (a)	8,763	54,331
Kadmon Holdings, Inc. (a) (b)	59,943	158,250
KalVista Pharmaceuticals, Inc. (a)	5,775	165,280
Karyopharm Therapeutics, Inc. (a) (b)	29,604	172,887
Kezar Life Sciences, Inc. (a) (b)	5,102	90,509
Kindred Biosciences, Inc. (a)	15,432	141,511
Krystal Biotech, Inc. (a)	2,978	97,976
Kura Oncology, Inc. (a) (b)	15,752	261,326
La Jolla Pharmaceutical Co. (a) (b)	13,458	86,535
Lexicon Pharmaceuticals, Inc. (a) (b)	67,510	375,356
MacroGenics, Inc. (a)	21,719	390,508
Madrigal Pharmaceuticals, Inc. (a) (b)	4,175	522,960
MannKind Corp. (a) (b)	63,518	125,130
MediciNova, Inc. (a)	16,349	135,370
MEI Pharma, Inc. (a)	30,944	94,998
MeiraGTx Holdings PLC (a)	7,081	122,006
MiMedx Group, Inc. (a) (b)	85	298
Minerva Neurosciences, Inc. (a)	17,250	135,585
Miragen Therapeutics, Inc. (a)	13,962	38,954
Mirati Therapeutics, Inc. (a) (b)	16,674	1,222,204
Molecular Templates, Inc. (a) (b)	5,820	33,814
Momenta Pharmaceuticals, Inc. (a)	45,356	659,023
Myriad Genetics, Inc. (a) (b)	35,113	1,165,752
NantKwest, Inc. (a) (b)	6,702	10,589
Natera, Inc. (a)	22,182	457,393
Neon Therapeutics, Inc. (a) (b)	7,890	50,969
Novavax, Inc. (a) (b)	174,340	96,044
OPKO Health, Inc. (a) (b)	173,572	453,023
Organovo Holdings, Inc. (a) (b)	17,437	17,297
PDL BioPharma, Inc. (a)	56,292	209,406
Pieris Pharmaceuticals, Inc. (a)	29,940	100,299
Pluristem Therapeutics, Inc. (a) (b)	38,223	37,076
PolarityTE, Inc. (a) (b)	6,589	70,502
Portola Pharmaceuticals, Inc. (a) (b)	36,724	1,274,323
Progenics Pharmaceuticals, Inc. (a)	43,782	203,148
Protagonist Therapeutics, Inc. (a)	4,872	61,241

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PTC Therapeutics, Inc. (a)	26,152	$984,361
Puma Biotechnology, Inc. (a) (b)	19,060	739,337
Ra Pharmaceuticals, Inc. (a)	11,017	246,781
Radius Health, Inc. (a) (b)	25,450	507,473
Recro Pharma, Inc. (a)	8,563	50,179
REGENXBIO, Inc. (a)	17,663	1,012,267
Repligen Corp. (a)	17,830	1,053,396
Retrophin, Inc. (a)	17,225	389,802
Rhythm Pharmaceuticals, Inc. (a)	9,230	252,994
Rigel Pharmaceuticals, Inc. (a) (b)	63,299	162,678
Rocket Pharmaceuticals, Inc. (a) (b)	21,173	371,374
Sangamo Therapeutics, Inc. (a) (b)	56,639	540,336
Savara, Inc. (a)	14,008	103,239
Scholar Rock Holding Corp. (a) (b)	10,014	188,163
Selecta Biosciences, Inc. (a) (b)	9,465	22,432
Seres Therapeutics, Inc. (a) (b)	17,930	123,179
Sesen Bio, Inc. (a) (b)	47,753	49,186
Solid Biosciences, Inc. (a) (b)	13,214	121,569
Sorrento Therapeutics, Inc. (a) (b)	47,271	224,537
Spark Therapeutics, Inc. (a) (b)	19,562	2,227,721
Spectrum Pharmaceuticals, Inc. (a)	49,746	531,785
Spring Bank Pharmaceuticals, Inc. (a) (b)	6,055	63,517
Stemline Therapeutics, Inc. (a)	17,236	221,483
Surface Oncology, Inc. (a)	10,433	49,765
Syndax Pharmaceuticals, Inc. (a)	12,713	66,743
Synlogic, Inc. (a) (b)	12,530	95,103
Syros Pharmaceuticals, Inc. (a)	16,482	150,645
T2 Biosystems, Inc. (a) (b)	27,427	72,133
TG Therapeutics, Inc. (a) (b)	37,319	300,045
Tocagen, Inc. (a)	10,004	108,743
Translate Bio, Inc. (a) (b)	16,026	163,305
Trevena, Inc. (a) (b)	64,161	100,091
Ultragenyx Pharmaceutical, Inc. (a) (b)	26,726	1,853,715
UNITY Biotechnology, Inc. (a)	9,979	80,930
Vanda Pharmaceuticals, Inc. (a)	29,071	534,906
Veracyte, Inc. (a)	13,319	333,241
Verastem, Inc. (a) (b)	37,360	110,586
Vericel Corp. (a)	22,105	387,059
Viking Therapeutics, Inc. (a) (b)	35,553	353,397
Voyager Therapeutics, Inc. (a)	11,193	214,234
XBiotech, Inc. (a)	8,763	96,568
Xencor, Inc. (a)	32,311	1,003,580
Zafgen, Inc. (a)	15,551	42,610
ZIOPHARM Oncology, Inc. (a) (b)	80,663	310,553
		73,636,516
BUILDING PRODUCTS — 1.2%
AAON, Inc.	24,632	1,137,551
Advanced Drainage Systems, Inc.	23,467	604,745
American Woodmark Corp. (a)	6,657	550,068
Apogee Enterprises, Inc.	14,334	537,382
Armstrong Flooring, Inc. (a)	15,398	209,413
Armstrong World Industries, Inc.	26,900	2,136,398
Builders FirstSource, Inc. (a)	66,914	892,633
Security Description	Shares	Value
Continental Building Products, Inc. (a)	22,386	$554,949
CSW Industrials, Inc. (a)	9,418	539,557
Gibraltar Industries, Inc. (a)	18,908	767,854
Griffon Corp.	22,984	424,744
Insteel Industries, Inc.	10,963	229,346
JELD-WEN Holding, Inc. (a)	38,113	673,076
Masonite International Corp. (a)	14,014	699,158
NCI Building Systems, Inc. (a)	24,613	151,616
Patrick Industries, Inc. (a)	10,425	472,461
PGT Innovations, Inc. (a)	29,580	409,683
Quanex Building Products Corp.	18,905	300,400
Simpson Manufacturing Co., Inc.	21,308	1,262,925
Trex Co., Inc. (a)	31,538	1,940,218
Universal Forest Products, Inc.	25,147	751,644
		15,245,821
CAPITAL MARKETS — 1.2%
Artisan Partners Asset Management, Inc. Class A	24,708	621,900
B. Riley Financial, Inc. (b)	10,259	171,223
BGC Partners, Inc. Class A	112,338	596,515
Blucora, Inc. (a)	26,295	877,727
Cohen & Steers, Inc.	9,480	400,720
Cowen, Inc. (a) (b)	16,347	236,868
Diamond Hill Investment Group, Inc.	1,928	269,920
Donnelley Financial Solutions, Inc. (a)	22,104	328,907
Evercore, Inc. Class A	20,388	1,855,308
GAIN Capital Holdings, Inc. (b)	5,825	36,581
GAMCO Investors, Inc. Class A	5,072	103,976
Greenhill & Co., Inc.	8,395	180,576
Hamilton Lane, Inc. Class A	6,988	304,537
Hennessy Advisors, Inc.	2,744	25,382
Houlihan Lokey, Inc.	14,539	666,613
INTL. FCStone, Inc. (a)	8,750	339,150
Ladenburg Thalmann Financial Services, Inc.	58,220	164,763
Legg Mason, Inc.	42,932	1,175,049
Moelis & Co. Class A	19,806	824,128
Morningstar, Inc.	9,511	1,198,291
Piper Jaffray Cos.	4,724	344,049
PJT Partners, Inc. Class A	6,812	284,742
Pzena Investment Management, Inc. Class A	10,493	84,888
Safeguard Scientifics, Inc. (a)	4,533	49,183
Silvercrest Asset Management Group, Inc. Class A	3,176	45,258
Stifel Financial Corp.	35,462	1,870,975
Virtu Financial, Inc. Class A (b)	25,299	600,851
Virtus Investment Partners, Inc.	1,652	161,153
Waddell & Reed Financial, Inc. Class A	33,903	586,183
Westwood Holdings Group, Inc.	5,056	178,325
WisdomTree Investments, Inc.	74,158	523,555
		15,107,296

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.8%
Advanced Emissions Solutions, Inc.	10,582	$122,328
AdvanSix, Inc. (a)	16,370	467,691
AgroFresh Solutions, Inc. (a)	25,890	86,473
American Vanguard Corp.	10,440	179,777
Amyris, Inc. (a) (b)	15,491	32,376
Ashland Global Holdings, Inc.	31,694	2,476,252
Balchem Corp.	16,378	1,519,878
Cabot Corp.	32,852	1,367,629
Chase Corp.	4,293	397,274
Element Solutions, Inc. (a)	149,642	1,511,384
Ferro Corp. (a)	36,738	695,450
Flotek Industries, Inc. (a) (b)	20,007	64,823
FutureFuel Corp.	18,809	252,041
GCP Applied Technologies, Inc. (a)	40,597	1,201,671
Hawkins, Inc.	2,448	90,160
HB Fuller Co.	22,680	1,103,155
Ingevity Corp. (a)	22,223	2,346,971
Innophos Holdings, Inc.	12,625	380,518
Innospec, Inc.	14,644	1,220,577
Intrepid Potash, Inc. (a)	56,946	215,825
Koppers Holdings, Inc. (a)	7,791	202,410
Kraton Corp. (a)	16,113	518,516
LSB Industries, Inc. (a)	3,406	21,253
Minerals Technologies, Inc.	18,632	1,095,375
NewMarket Corp.	3,596	1,559,082
Olin Corp.	76,032	1,759,381
OMNOVA Solutions, Inc. (a)	21,174	148,642
PolyOne Corp.	39,552	1,159,269
Quaker Chemical Corp.	6,737	1,349,623
Rayonier Advanced Materials, Inc.	30,080	407,885
Scotts Miracle-Gro Co. (b)	16,195	1,272,603
Sensient Technologies Corp.	21,151	1,433,826
Stepan Co.	10,537	922,198
Trecora Resources (a)	12,264	111,480
Tredegar Corp.	18,588	300,010
Trinseo SA	23,781	1,077,279
Tronox Holdings PLC Class A	39,045	513,442
Valvoline, Inc.	88,224	1,637,438
WR Grace & Co.	34,764	2,712,983
		33,934,948
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	30,912	1,123,651
ACCO Brands Corp.	53,100	454,536
Advanced Disposal Services, Inc. (a)	36,029	1,008,812
Brink's Co.	25,199	1,900,257
Casella Waste Systems, Inc. Class A (a)	18,548	659,567
CECO Environmental Corp. (a)	10,808	77,818
Civeo Corp. (a)	79,203	166,326
Clean Harbors, Inc. (a)	26,582	1,901,410
Covanta Holding Corp.	66,541	1,151,825
Deluxe Corp.	24,309	1,062,790
Security Description	Shares	Value
Ennis, Inc.	15,303	$317,690
Healthcare Services Group, Inc.	32,506	1,072,373
Heritage-Crystal Clean, Inc. (a)	6,817	187,127
Herman Miller, Inc.	30,451	1,071,266
HNI Corp.	23,138	839,678
Interface, Inc.	27,225	417,087
Kimball International, Inc. Class B	19,017	268,900
Knoll, Inc.	29,273	553,552
LSC Communications, Inc.	11,798	77,041
Matthews International Corp. Class A	16,049	593,011
McGrath RentCorp	11,029	623,911
Mobile Mini, Inc.	22,843	775,291
MSA Safety, Inc.	17,868	1,847,551
Multi-Color Corp.	9,280	462,979
PICO Holdings, Inc. (a)	7,726	76,487
Pitney Bowes, Inc.	94,235	647,394
Quad/Graphics, Inc.	18,342	218,270
RR Donnelley & Sons Co.	34,726	163,907
SP Plus Corp. (a)	13,507	460,859
Steelcase, Inc. Class A	42,013	611,289
Team, Inc. (a) (b)	9,592	167,860
Tetra Tech, Inc.	26,581	1,583,962
UniFirst Corp.	7,216	1,107,656
US Ecology, Inc.	13,038	729,867
Viad Corp.	8,690	489,160
VSE Corp.	3,641	114,983
		24,986,143
COMMUNICATIONS EQUIPMENT — 1.7%
Acacia Communications, Inc. (a)	16,138	925,514
ADTRAN, Inc.	33,870	464,019
Applied Optoelectronics, Inc. (a) (b)	11,718	142,960
ARRIS International PLC (a)	83,782	2,648,349
CalAmp Corp. (a)	13,603	171,126
Calix, Inc. (a)	19,706	151,736
Ciena Corp. (a)	72,222	2,696,770
Comtech Telecommunications Corp.	10,850	251,937
Digi International, Inc. (a)	10,424	132,072
EchoStar Corp. Class A (a)	23,146	843,672
EMCORE Corp. (a)	7,699	28,101
Extreme Networks, Inc. (a)	68,077	509,897
Finisar Corp. (a)	58,685	1,359,731
Harmonic, Inc. (a)	34,727	188,220
Infinera Corp. (a) (b)	88,130	382,484
Inseego Corp. (a) (b)	20,673	97,577
InterDigital, Inc.	17,748	1,171,013
KVH Industries, Inc. (a)	7,815	79,635
Lumentum Holdings, Inc. (a) (b)	37,224	2,104,645
NETGEAR, Inc. (a)	18,729	620,304
NetScout Systems, Inc. (a)	43,454	1,219,754
Plantronics, Inc.	19,815	913,670
Quantenna Communications, Inc. (a)	11,077	269,503
Ribbon Communications, Inc. (a)	47,500	244,625

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ViaSat, Inc. (a)	28,469	$2,206,348
Viavi Solutions, Inc. (a)	108,609	1,344,579
		21,168,241
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	19,285	338,838
Ameresco, Inc. Class A (a)	9,611	155,506
Argan, Inc.	6,621	330,719
Comfort Systems USA, Inc.	15,780	826,714
Dycom Industries, Inc. (a)	15,277	701,825
EMCOR Group, Inc.	27,216	1,988,945
Granite Construction, Inc.	22,118	954,392
Great Lakes Dredge & Dock Corp. (a)	21,708	193,418
HC2 Holdings, Inc. (a) (b)	6,020	14,749
IES Holdings, Inc. (a)	11,407	202,703
KBR, Inc.	71,903	1,372,628
MasTec, Inc. (a) (b)	33,988	1,634,823
MYR Group, Inc. (a)	8,294	287,221
Northwest Pipe Co. (a)	5,820	139,680
NV5 Global, Inc. (a)	4,187	248,540
Orion Group Holdings, Inc. (a)	13,635	39,814
Primoris Services Corp.	24,902	514,973
Sterling Construction Co., Inc. (a)	15,493	193,972
Tutor Perini Corp. (a) (b)	19,389	331,940
Valmont Industries, Inc.	10,690	1,390,769
Willscot Corp. (a)	12,195	135,243
		11,997,412
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	22,657	1,909,985
Forterra, Inc. (a) (b)	9,511	40,136
Summit Materials, Inc. Class A (a) (b)	57,089	906,003
US Concrete, Inc. (a) (b)	10,004	414,366
		3,270,490
CONSUMER FINANCE — 0.8%
Elevate Credit, Inc. (a)	5,072	22,012
Encore Capital Group, Inc. (a) (b)	11,172	304,214
Enova International, Inc. (a)	14,766	336,960
FirstCash, Inc.	23,456	2,028,944
Green Dot Corp. Class A (a)	24,368	1,477,919
LendingClub Corp. (a)	213,981	661,201
Navient Corp.	132,947	1,538,197
Nelnet, Inc. Class A	8,636	475,585
OneMain Holdings, Inc.	34,680	1,101,090
PRA Group, Inc. (a) (b)	26,638	714,165
Regional Management Corp. (a)	6,809	166,276
World Acceptance Corp. (a)	5,072	594,083
		9,420,646
CONTAINERS & PACKAGING — 0.6%
Bemis Co., Inc.	46,083	2,556,685
Graphic Packaging Holding Co.	156,238	1,973,286
Greif, Inc. Class A	2,756	113,685
Myers Industries, Inc.	17,525	299,853
Owens-Illinois, Inc.	81,883	1,554,139
Security Description	Shares	Value
Silgan Holdings, Inc.	39,492	$1,170,148
UFP Technologies, Inc. (a)	3,176	118,782
		7,786,578
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	22,509	835,759
Weyco Group, Inc.	3,591	111,178
		946,937
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	30,472	1,411,463
American Public Education, Inc. (a)	9,432	284,092
Bridgepoint Education, Inc. (a)	7,059	43,131
Career Education Corp. (a)	41,322	682,639
Carriage Services, Inc.	6,855	131,959
Chegg, Inc. (a)	48,951	1,866,012
Collectors Universe, Inc.	4,872	85,357
Graham Holdings Co. Class B	1,940	1,325,369
Grand Canyon Education, Inc. (a)	22,797	2,610,485
Houghton Mifflin Harcourt Co. (a)	72,779	529,103
K12, Inc. (a)	18,570	633,794
Laureate Education, Inc. Class A (a)	25,902	387,753
Regis Corp. (a)	28,021	551,173
Sotheby's (a) (b)	30,810	1,163,078
Strategic Education, Inc.	9,630	1,264,515
Weight Watchers International, Inc. (a)	32,654	657,978
		13,627,901
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Cannae Holdings, Inc. (a)	34,378	834,010
Marlin Business Services Corp.	6,877	147,856
On Deck Capital, Inc. (a)	15,579	84,438
		1,066,304
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	5,552	313,077
Bandwidth, Inc. Class A (a)	4,775	319,734
Cincinnati Bell, Inc. (a)	29,743	283,748
Cogent Communications Holdings, Inc.	19,087	1,035,470
Consolidated Communications Holdings, Inc.	34,528	376,701
Frontier Communications Corp. (a) (b)	43,468	86,501
Iridium Communications, Inc. (a) (b)	54,793	1,448,727
Ooma, Inc. (a)	8,763	116,022
ORBCOMM, Inc. (a)	42,037	285,011
pdvWireless, Inc. (a)	4,479	157,482
Vonage Holdings Corp. (a)	123,976	1,244,719
		5,667,192

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	21,810	$1,793,436
El Paso Electric Co.	17,429	1,025,174
Hawaiian Electric Industries, Inc.	43,739	1,783,239
MGE Energy, Inc.	16,162	1,098,531
Otter Tail Corp.	19,322	962,622
PNM Resources, Inc.	35,231	1,667,836
Portland General Electric Co.	38,660	2,004,134
		10,334,972
ELECTRICAL EQUIPMENT — 0.8%
Allied Motion Technologies, Inc.	4,024	138,345
Atkore International Group, Inc. (a)	28,510	613,820
AZZ, Inc.	15,289	625,779
Babcock & Wilcox Enterprises, Inc. (a) (b)	83,511	34,340
Encore Wire Corp.	12,169	696,310
Energous Corp. (a) (b)	11,012	69,816
EnerSys	21,952	1,430,392
Enphase Energy, Inc. (a) (b)	41,107	379,418
Generac Holdings, Inc. (a)	25,947	1,329,265
LSI Industries, Inc.	16,295	42,856
Plug Power, Inc. (a) (b)	137,410	329,784
Preformed Line Products Co.	1,048	55,638
Regal Beloit Corp.	24,209	1,981,991
Sunrun, Inc. (a) (b)	46,442	652,974
Thermon Group Holdings, Inc. (a)	10,509	257,576
TPI Composites, Inc. (a)	8,667	248,050
Ultralife Corp. (a)	4,872	50,035
Vicor Corp. (a)	10,555	327,416
		9,263,805
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Akoustis Technologies, Inc. (a)	7,615	44,243
Anixter International, Inc. (a)	18,632	1,045,442
Arlo Technologies, Inc. (a)	37,074	153,116
AVX Corp.	28,708	497,797
Badger Meter, Inc.	17,208	957,453
Bel Fuse, Inc. Class B	1,842	46,566
Belden, Inc.	20,367	1,093,708
Benchmark Electronics, Inc.	25,919	680,374
Coherent, Inc. (a)	13,126	1,860,217
Control4 Corp. (a)	14,679	248,516
CTS Corp.	14,645	430,124
Daktronics, Inc.	26,565	197,909
Dolby Laboratories, Inc. Class A	32,316	2,034,939
ePlus, Inc. (a)	5,089	450,580
FARO Technologies, Inc. (a)	10,573	464,260
Fitbit, Inc. Class A (a) (b)	138,483	819,819
ID Systems, Inc. (a)	7,815	46,343
II-VI, Inc. (a)	33,080	1,231,899
Insight Enterprises, Inc. (a)	21,757	1,197,940
Iteris, Inc. (a)	15,432	64,351
Itron, Inc. (a)	23,032	1,074,443
Jabil, Inc.	70,780	1,882,040
KEMET Corp.	23,264	394,790
Security Description	Shares	Value
Kimball Electronics, Inc. (a)	14,449	$223,815
Knowles Corp. (a)	56,510	996,271
Littelfuse, Inc.	13,634	2,487,932
Maxwell Technologies, Inc. (a) (b)	17,945	80,214
Mesa Laboratories, Inc.	1,631	375,946
Methode Electronics, Inc.	16,349	470,524
MTS Systems Corp.	11,154	607,447
Napco Security Technologies, Inc. (a)	6,055	125,581
nLight, Inc. (a)	7,163	159,592
Novanta, Inc. (a)	17,560	1,487,859
OSI Systems, Inc. (a)	10,569	925,844
PAR Technology Corp. (a)	5,920	144,803
Park Electrochemical Corp.	6,772	106,320
PC Connection, Inc.	7,069	259,220
Plexus Corp. (a)	14,522	885,116
Rogers Corp. (a)	10,400	1,652,352
Sanmina Corp. (a)	42,436	1,224,279
ScanSource, Inc. (a)	15,495	555,031
SYNNEX Corp.	13,219	1,260,960
Tech Data Corp. (a)	17,057	1,746,807
TTM Technologies, Inc. (a)	62,653	734,920
Vishay Intertechnology, Inc. (b)	61,302	1,132,248
Vishay Precision Group, Inc. (a)	7,121	243,609
		34,803,559
ENERGY EQUIPMENT & SERVICES — 1.3%
Apergy Corp. (a)	34,377	1,411,520
Archrock, Inc.	45,257	442,613
Basic Energy Services, Inc. (a)	15,543	59,063
Bristow Group, Inc. (a) (b)	18,652	20,704
C&J Energy Services, Inc. (a)	38,490	597,365
Cactus, Inc. Class A (a)	12,751	453,936
CARBO Ceramics, Inc. (a)	9,937	34,779
Diamond Offshore Drilling, Inc. (a) (b)	76,914	806,828
DMC Global, Inc.	8,147	404,417
Dril-Quip, Inc. (a)	22,322	1,023,464
Era Group, Inc. (a)	15,280	176,331
Exterran Corp. (a)	20,781	350,160
Forum Energy Technologies, Inc. (a)	50,051	255,761
Gulf Island Fabrication, Inc. (a)	7,815	71,664
Helix Energy Solutions Group, Inc. (a)	67,304	532,375
Hornbeck Offshore Services, Inc. (a)	19,581	24,280
Independence Contract Drilling, Inc. (a)	21,350	59,139
ION Geophysical Corp. (a)	6,053	87,405
Key Energy Services, Inc. (a)	7,815	31,729
KLX Energy Services Holdings, Inc. (a)	1	25
Mammoth Energy Services, Inc. (b)	19,400	323,010
Matrix Service Co. (a)	15,681	307,034

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
McDermott International, Inc. (a) (b)	84,258	$626,879
Natural Gas Services Group, Inc. (a)	2,714	46,979
Newpark Resources, Inc. (a)	52,967	485,178
Nine Energy Service, Inc. (a)	12,612	285,662
Oceaneering International, Inc. (a)	56,874	896,903
Oil States International, Inc. (a)	31,937	541,652
Patterson-UTI Energy, Inc.	109,908	1,540,910
Pioneer Energy Services Corp. (a)	49,472	87,565
ProPetro Holding Corp. (a)	26,641	600,488
RigNet, Inc. (a)	5,898	57,623
Rowan Cos. PLC Class A (a)	61,721	665,970
RPC, Inc.	29,944	341,661
SEACOR Holdings, Inc. (a)	4,888	206,665
Select Energy Services, Inc. Class A (a)	28,169	338,591
Smart Sand, Inc. (a) (b)	11,839	52,684
Superior Energy Services, Inc. (a)	83,590	390,365
TETRA Technologies, Inc. (a)	74,507	174,346
Tidewater, Inc. (a) (b)	13,667	316,938
Unit Corp. (a)	25,987	370,055
US Silica Holdings, Inc. (b)	41,372	718,218
		16,218,934
ENTERTAINMENT — 0.6%
AMC Entertainment Holdings, Inc. Class A	22,098	328,155
Cinemark Holdings, Inc.	44,497	1,779,435
Eros International PLC (a) (b)	13,282	121,397
Global Eagle Entertainment, Inc. (a) (b)	44,027	31,233
Glu Mobile, Inc. (a)	64,495	705,575
Marcus Corp.	6,052	242,383
Rosetta Stone, Inc. (a)	9,451	206,504
World Wrestling Entertainment, Inc. Class A (b)	21,882	1,898,920
Zynga, Inc. Class A (a)	358,153	1,908,956
		7,222,558
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.6%
Acadia Realty Trust REIT	40,790	1,112,343
Agree Realty Corp. REIT (b)	14,749	1,022,696
Alexander & Baldwin, Inc.	36,021	916,374
Alexander's, Inc. REIT	948	356,609
American Assets Trust, Inc. REIT	20,539	941,918
Americold Realty Trust REIT (b)	38,774	1,182,995
Apple Hospitality REIT, Inc.	97,942	1,596,455
Armada Hoffler Properties, Inc. REIT	27,268	425,108
Ashford Hospitality Trust, Inc. REIT	54,881	260,685
Bluerock Residential Growth REIT, Inc.	9,083	97,915
Braemar Hotels & Resorts, Inc. REIT	14,755	180,158
Brandywine Realty Trust REIT	78,628	1,247,040
Security Description	Shares	Value
CareTrust REIT, Inc.	40,134	$941,544
CatchMark Timber Trust, Inc. Class A REIT	21,241	208,587
CBL & Associates Properties, Inc. REIT (b)	86,728	134,428
Cedar Realty Trust, Inc. REIT	70,609	240,071
Chatham Lodging Trust REIT	17,467	336,065
Chesapeake Lodging Trust REIT	26,382	733,683
City Office REIT, Inc.	11,725	132,610
Clipper Realty, Inc. REIT	8,563	114,659
Colony Capital, Inc. REIT (b)	206,371	1,097,894
Columbia Property Trust, Inc. REIT	63,380	1,426,684
Community Healthcare Trust, Inc. REIT	8,513	305,532
CoreCivic, Inc. REIT	58,533	1,138,467
CoreSite Realty Corp. REIT	18,682	1,999,348
Corporate Office Properties Trust REIT	53,416	1,458,257
Cousins Properties, Inc. REIT	210,607	2,034,464
DiamondRock Hospitality Co. REIT	120,473	1,304,723
Easterly Government Properties, Inc. REIT	26,926	484,937
EastGroup Properties, Inc. REIT	17,862	1,994,114
Empire State Realty Trust, Inc. Class A REIT	72,531	1,145,990
EPR Properties REIT	33,725	2,593,452
Equity Commonwealth REIT	51,519	1,684,156
Farmland Partners, Inc. REIT (b)	14,323	91,667
First Industrial Realty Trust, Inc. REIT	60,855	2,151,833
Four Corners Property Trust, Inc. REIT	26,079	771,938
Franklin Street Properties Corp. REIT	53,001	381,077
Front Yard Residential Corp. REIT	21,924	203,235
GEO Group, Inc. REIT	60,524	1,162,061
Getty Realty Corp. REIT	19,899	637,365
Gladstone Commercial Corp. REIT	18,653	387,423
Gladstone Land Corp. REIT (b)	5,920	74,888
Global Medical REIT, Inc.	11,407	112,017
Global Net Lease, Inc. REIT	38,921	735,607
Healthcare Realty Trust, Inc. REIT	62,117	1,994,577
Hersha Hospitality Trust REIT	12,433	213,102
Hospitality Properties Trust REIT	80,830	2,126,637
Independence Realty Trust, Inc. REIT	48,592	524,308
Industrial Logistics Properties Trust REIT	23,181	467,561
InfraREIT, Inc. (a)	16,499	345,984
Innovative Industrial Properties, Inc. REIT (b)	3,271	267,208
Investors Real Estate Trust REIT	4,144	248,267
iStar, Inc. REIT (b)	18,299	154,078
JBG SMITH Properties REIT	50,147	2,073,578
Jernigan Capital, Inc. REIT	4,578	96,321

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Lexington Realty Trust REIT	111,050	$1,006,113
Life Storage, Inc. REIT	23,561	2,291,778
LTC Properties, Inc. REIT	20,145	922,641
Mack-Cali Realty Corp. REIT	44,406	985,813
MedEquities Realty Trust, Inc. REIT	11,488	127,861
MGM Growth Properties LLC Class A	30,117	971,273
Monmouth Real Estate Investment Corp. REIT	29,344	386,754
National Health Investors, Inc. REIT	21,092	1,656,777
National Storage Affiliates Trust REIT	27,207	775,672
New Senior Investment Group, Inc. REIT	29,934	163,140
NexPoint Residential Trust, Inc. REIT	9,142	350,504
NorthStar Realty Europe Corp. REIT	25,305	439,295
Office Properties Income Trust	43,646	1,206,375
One Liberty Properties, Inc. REIT	9,543	276,747
Outfront Media, Inc. REIT	71,109	1,663,951
Paramount Group, Inc. REIT	97,845	1,388,420
Pebblebrook Hotel Trust REIT	76,045	2,361,958
Pennsylvania Real Estate Investment Trust (b)	41,300	259,777
Physicians Realty Trust REIT	91,064	1,712,914
Piedmont Office Realty Trust, Inc. Class A REIT	54,802	1,142,622
PotlatchDeltic Corp. REIT	33,365	1,260,863
Preferred Apartment Communities, Inc. Class A REIT (b)	18,186	269,516
PS Business Parks, Inc. REIT	9,256	1,451,618
QTS Realty Trust, Inc. Class A REIT	27,421	1,233,671
Rayonier, Inc. REIT	69,692	2,196,692
Retail Opportunity Investments Corp. REIT	56,645	982,224
Retail Properties of America, Inc. Class A REIT	108,231	1,319,336
Retail Value, Inc. REIT	7,225	225,203
Rexford Industrial Realty, Inc. REIT	41,963	1,502,695
RLJ Lodging Trust REIT	88,694	1,558,354
RPT Realty REIT	49,994	600,428
Ryman Hospitality Properties, Inc. REIT	25,880	2,128,371
Sabra Health Care REIT, Inc.	90,384	1,759,776
Saul Centers, Inc. REIT	8,954	459,967
Senior Housing Properties Trust REIT	115,325	1,358,528
Seritage Growth Properties Class A REIT (b)	17,295	768,590
SITE Centers Corp. REIT	77,461	1,055,019
Spirit Realty Capital, Inc. REIT	45,927	1,824,680
STAG Industrial, Inc. REIT	57,734	1,711,813
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	60,990	$695,896
Sunstone Hotel Investors, Inc. REIT	115,127	1,657,829
Tanger Factory Outlet Centers, Inc. REIT (b)	51,698	1,084,624
Taubman Centers, Inc. REIT	33,810	1,787,873
Terreno Realty Corp. REIT	31,953	1,343,304
Tier REIT, Inc.	22,087	633,013
UMH Properties, Inc. REIT	22,861	321,883
Uniti Group, Inc. REIT (b)	81,393	910,788
Universal Health Realty Income Trust REIT	6,616	500,897
Urban Edge Properties REIT	56,296	1,069,624
Urstadt Biddle Properties, Inc. Class A REIT	4,998	103,159
Washington Prime Group, Inc. REIT (b)	95,205	537,908
Washington Real Estate Investment Trust	42,135	1,195,791
Weingarten Realty Investors REIT	61,519	1,806,813
Whitestone REIT (b)	10,535	126,631
Xenia Hotels & Resorts, Inc. REIT	52,165	1,142,935
		104,747,390
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	14,788	476,617
BJ's Wholesale Club Holdings, Inc. (a)	19,762	541,479
Casey's General Stores, Inc.	17,971	2,314,126
Chefs' Warehouse, Inc. (a)	13,612	422,652
Ingles Markets, Inc. Class A	5,151	142,271
Performance Food Group Co. (a)	51,692	2,049,071
PriceSmart, Inc.	11,417	672,233
Rite Aid Corp. (a) (b)	584,849	371,379
Smart & Final Stores, Inc. (a)	45,521	224,874
SpartanNash Co.	16,241	257,745
Sprouts Farmers Market, Inc. (a)	61,230	1,318,894
United Natural Foods, Inc. (a) (b)	26,139	345,557
Village Super Market, Inc. Class A	1,428	39,027
Weis Markets, Inc.	7,599	310,115
		9,486,040
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	33,081	807,838
Calavo Growers, Inc. (b)	7,157	600,114
Cal-Maine Foods, Inc.	12,411	553,903
Darling Ingredients, Inc. (a)	82,349	1,782,856
Dean Foods Co.	31,173	94,454
Farmer Brothers Co. (a)	5,810	116,258
Flowers Foods, Inc.	81,904	1,746,193
Fresh Del Monte Produce, Inc.	12,921	349,255
Freshpet, Inc. (a)	14,547	615,193
Hain Celestial Group, Inc. (a) (b)	51,666	1,194,518
Hostess Brands, Inc. (a)	47,792	597,400
J&J Snack Foods Corp.	6,845	1,087,260
John B Sanfilippo & Son, Inc.	2,896	208,136

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Lancaster Colony Corp.	8,434	$1,321,523
Landec Corp. (a)	16,156	198,396
Limoneira Co.	5,019	118,097
Sanderson Farms, Inc. (b)	9,792	1,290,977
Simply Good Foods Co. (a)	29,305	603,390
Tootsie Roll Industries, Inc.	3,628	135,107
TreeHouse Foods, Inc. (a)	27,933	1,803,075
		15,223,943
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	7,703	702,591
New Jersey Resources Corp.	39,534	1,968,398
Northwest Natural Holding Co.	12,598	826,807
ONE Gas, Inc.	22,251	1,981,006
RGC Resources, Inc.	3,576	94,800
South Jersey Industries, Inc. (b)	41,316	1,325,004
Southwest Gas Holdings, Inc.	21,565	1,773,937
Spire, Inc.	20,236	1,665,220
		10,337,763
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Accuray, Inc. (a)	34,598	165,032
AngioDynamics, Inc. (a)	21,716	496,428
Antares Pharma, Inc. (a)	91,986	278,718
Apyx Medical Corp. (a)	17,508	110,475
AtriCure, Inc. (a)	19,634	525,995
Atrion Corp.	861	756,543
Avanos Medical, Inc. (a)	22,173	946,344
AxoGen, Inc. (a)	16,002	337,002
BioLife Solutions, Inc. (a)	5,893	105,426
Cantel Medical Corp.	19,432	1,299,806
Cardiovascular Systems, Inc. (a)	18,078	698,895
Cerus Corp. (a)	80,626	502,300
CONMED Corp.	17,001	1,414,143
Corindus Vascular Robotics, Inc. (a) (b)	76,791	133,616
CryoLife, Inc. (a)	17,894	521,968
CryoPort, Inc. (a) (b)	18,622	240,596
Cutera, Inc. (a)	7,847	138,578
CytoSorbents Corp. (a) (b)	14,483	109,636
Endologix, Inc. (a)	2,693	17,801
FONAR Corp. (a)	3,591	73,508
GenMark Diagnostics, Inc. (a)	24,288	172,202
Glaukos Corp. (a)	19,424	1,522,259
Globus Medical, Inc. Class A (a)	35,972	1,777,377
Heska Corp. (a)	2,759	234,846
Inogen, Inc. (a) (b)	10,455	997,093
Integer Holdings Corp. (a)	15,383	1,160,186
IntriCon Corp. (a)	3,865	96,934
Invacare Corp. (b)	19,603	164,077
iRadimed Corp. (a) (b)	1,996	56,068
iRhythm Technologies, Inc. (a) (b)	10,577	792,852
Lantheus Holdings, Inc. (a)	23,039	563,995
LeMaitre Vascular, Inc.	9,328	289,168
Meridian Bioscience, Inc.	13,291	234,055
Merit Medical Systems, Inc. (a)	26,705	1,651,170
Security Description	Shares	Value
Natus Medical, Inc. (a)	19,329	$490,570
Neogen Corp. (a)	24,525	1,407,490
Neuronetics, Inc. (a) (b)	3,578	54,565
Nevro Corp. (a)	16,299	1,018,850
NuVasive, Inc. (a)	25,997	1,476,370
Nuvectra Corp. (a)	4,972	54,742
OraSure Technologies, Inc. (a)	35,702	398,077
Orthofix Medical, Inc. (a)	8,819	497,480
Penumbra, Inc. (a) (b)	15,533	2,283,506
Quidel Corp. (a)	17,970	1,176,496
Rockwell Medical, Inc. (a)	36,945	210,217
RTI Surgical Holdings, Inc. (a)	34,306	206,179
SeaSpine Holdings Corp. (a)	5,072	76,486
Senseonics Holdings, Inc. (a) (b)	54,935	134,591
Sientra, Inc. (a) (b)	8,563	73,471
STAAR Surgical Co. (a)	24,971	853,758
Surmodics, Inc. (a)	7,764	337,579
Tactile Systems Technology, Inc. (a)	7,763	409,265
Tandem Diabetes Care, Inc. (a)	29,746	1,888,871
TransEnterix, Inc. (a) (b)	95,478	227,238
Utah Medical Products, Inc.	1,981	174,823
Varex Imaging Corp. (a)	22,063	747,494
ViewRay, Inc. (a)	27,766	205,191
		32,988,401
HEALTH CARE PROVIDERS & SERVICES — 1.9%
AAC Holdings, Inc. (a) (b)	7,815	14,380
Acadia Healthcare Co., Inc. (a) (b)	40,281	1,180,636
Addus HomeCare Corp. (a)	6,872	436,991
Amedisys, Inc. (a)	16,809	2,071,877
American Renal Associates Holdings, Inc. (a)	19,400	119,116
AMN Healthcare Services, Inc. (a)	24,168	1,138,071
Apollo Medical Holdings, Inc. (a)	12,268	224,750
BioScrip, Inc. (a)	77,305	154,610
BioTelemetry, Inc. (a)	18,827	1,178,947
Brookdale Senior Living, Inc. (a)	90,349	594,496
Capital Senior Living Corp. (a)	18,754	74,828
Chemed Corp.	8,085	2,587,766
Community Health Systems, Inc. (a) (b)	79,681	297,210
CorVel Corp. (a)	4,995	325,874
Cross Country Healthcare, Inc. (a)	21,483	151,026
Diplomat Pharmacy, Inc. (a) (b)	30,695	178,338
Ensign Group, Inc.	22,340	1,143,585
Hanger, Inc. (a)	11,524	219,532
LHC Group, Inc. (a)	12,392	1,373,777
Magellan Health, Inc. (a)	11,322	746,346
MEDNAX, Inc. (a)	46,957	1,275,822
National HealthCare Corp.	1,805	136,963
National Research Corp. Class A	1,652	63,767
Owens & Minor, Inc.	37,851	155,189
Patterson Cos., Inc. (b)	41,659	910,249
PetIQ, Inc. (a) (b)	5,710	179,351
Premier, Inc. Class A (a)	25,890	892,946

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Providence Service Corp. (a)	8,130	$541,621
Psychemedics Corp.	3,176	44,559
Quorum Health Corp. (a)	15,274	21,384
R1 RCM, Inc. (a)	41,645	402,707
RadNet, Inc. (a)	23,366	289,505
Select Medical Holdings Corp. (a)	61,103	860,941
Surgery Partners, Inc. (a)	13,026	146,933
Tenet Healthcare Corp. (a)	52,197	1,505,362
Tivity Health, Inc. (a)	24,295	426,620
Triple-S Management Corp. Class B (a)	12,915	294,720
US Physical Therapy, Inc.	5,011	526,305
		22,887,100
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	91,185	869,905
Castlight Health, Inc. Class B (a)	46,083	172,811
Computer Programs & Systems, Inc.	1,997	59,291
Evolent Health, Inc. Class A (a) (b)	37,752	474,920
HealthStream, Inc. (a)	15,528	435,716
HMS Holdings Corp. (a)	43,045	1,274,562
Inovalon Holdings, Inc. Class A (a) (b)	37,884	470,898
Inspire Medical Systems, Inc. (a)	3,986	226,325
Medidata Solutions, Inc. (a)	29,302	2,146,079
NextGen Healthcare, Inc. (a)	28,949	487,212
Omnicell, Inc. (a)	19,265	1,557,383
Simulations Plus, Inc.	4,872	102,848
Tabula Rasa HealthCare, Inc. (a) (b)	7,339	414,066
Vocera Communications, Inc. (a)	13,019	411,791
		9,103,807
HOTELS, RESTAURANTS & LEISURE — 3.2%
BBX Capital Corp.	30,904	182,952
Biglari Holdings, Inc. Class B (a)	1,122	158,606
BJ's Restaurants, Inc.	8,875	419,610
Bloomin' Brands, Inc.	46,421	949,309
Boyd Gaming Corp.	38,331	1,048,736
Brinker International, Inc.	20,349	903,089
Carrols Restaurant Group, Inc. (a)	23,257	231,872
Century Casinos, Inc. (a)	12,687	114,944
Cheesecake Factory, Inc. (b)	23,496	1,149,424
Choice Hotels International, Inc.	19,400	1,508,156
Churchill Downs, Inc.	17,864	1,612,405
Chuy's Holdings, Inc. (a)	5,794	131,929
Cracker Barrel Old Country Store, Inc.	11,222	1,813,587
Dave & Buster's Entertainment, Inc.	20,655	1,030,065
Del Frisco's Restaurant Group, Inc. (a) (b)	8,711	55,838
Del Taco Restaurants, Inc. (a)	21,180	213,071
Denny's Corp. (a)	24,071	441,703
Dine Brands Global, Inc.	8,206	749,126
Security Description	Shares	Value
Drive Shack, Inc. (a)	32,852	$147,505
El Pollo Loco Holdings, Inc. (a)	5,980	77,800
Eldorado Resorts, Inc. (a)	30,317	1,415,501
Fiesta Restaurant Group, Inc. (a)	12,868	168,699
Golden Entertainment, Inc. (a) (b)	7,498	106,172
Habit Restaurants, Inc. Class A (a)	8,511	92,089
Hilton Grand Vacations, Inc. (a)	51,595	1,591,706
Hyatt Hotels Corp. Class A	25,062	1,818,749
Inspired Entertainment, Inc. (a)	6,783	45,209
International Speedway Corp. Class A	3,167	138,176
J Alexander's Holdings, Inc. (a)	7,815	76,743
Jack in the Box, Inc.	13,777	1,116,764
Lindblad Expeditions Holdings, Inc. (a)	12,813	195,398
Marriott Vacations Worldwide Corp.	22,595	2,112,632
Monarch Casino & Resort, Inc. (a)	5,915	259,787
Nathan's Famous, Inc.	1,806	123,530
Noodles & Co. (a)	15,551	105,747
Papa John's International, Inc. (b)	10,858	574,931
Penn National Gaming, Inc. (a)	51,125	1,027,612
Planet Fitness, Inc. Class A (a)	45,034	3,094,736
Playa Hotels & Resorts NV (a)	44,710	341,137
PlayAGS, Inc. (a)	9,199	220,132
Potbelly Corp. (a)	18,952	161,282
RCI Hospitality Holdings, Inc.	4,872	111,910
Red Lion Hotels Corp. (a)	8,763	70,805
Red Robin Gourmet Burgers, Inc. (a)	7,734	222,817
Red Rock Resorts, Inc. Class A	41,248	1,066,261
Ruth's Hospitality Group, Inc.	12,317	315,192
Scientific Games Corp. Class A (a)	30,206	616,807
SeaWorld Entertainment, Inc. (a)	39,452	1,016,284
Shake Shack, Inc. Class A (a)	13,543	801,068
Speedway Motorsports, Inc.	7,424	107,425
Texas Roadhouse, Inc.	34,778	2,162,844
Town Sports International Holdings, Inc. (a)	14,483	68,939
Wendy's Co.	106,267	1,901,117
Wingstop, Inc.	14,399	1,094,756
Wyndham Destinations, Inc.	51,735	2,094,750
		39,377,434
HOUSEHOLD DURABLES — 1.6%
Bassett Furniture Industries, Inc.	4,898	80,376
Beazer Homes USA, Inc. (a)	18,829	216,722
Cavco Industries, Inc. (a)	4,236	497,857
Century Communities, Inc. (a)	10,458	250,678
CSS Industries, Inc.	1,171	7,014
Ethan Allen Interiors, Inc.	17,530	335,349
Flexsteel Industries, Inc.	5,948	137,934
GoPro, Inc. Class A (a) (b)	69,823	453,850
Hamilton Beach Brands Holding Co. Class A	4,913	105,433
Helen of Troy, Ltd. (a)	13,773	1,597,117
Hooker Furniture Corp.	5,809	167,473

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hovnanian Enterprises, Inc. Class A (a)	2,994	$32,841
Installed Building Products, Inc. (a)	13,114	636,029
iRobot Corp. (a) (b)	16,320	1,920,701
KB Home	41,481	1,002,596
La-Z-Boy, Inc.	28,382	936,322
LGI Homes, Inc. (a) (b)	9,454	569,509
Libbey, Inc.	10,891	30,930
Lifetime Brands, Inc.	6,789	64,156
M/I Homes, Inc. (a)	10,490	279,244
MDC Holdings, Inc.	22,244	646,411
Meritage Homes Corp. (a)	15,899	710,844
New Home Co., Inc. (a) (b)	6,867	32,687
Roku, Inc. (a)	38,810	2,503,633
Skyline Champion Corp.	25,622	486,818
Taylor Morrison Home Corp. Class A (a)	45,250	803,188
Tempur Sealy International, Inc. (a)	29,110	1,678,774
TopBuild Corp. (a)	17,277	1,119,895
TRI Pointe Group, Inc. (a)	66,115	835,694
Tupperware Brands Corp.	25,955	663,929
Turtle Beach Corp. (a)	5,112	58,072
Universal Electronics, Inc. (a)	8,442	313,620
VOXX International Corp. (a)	12,186	56,299
Vuzix Corp. (a) (b)	9,748	29,829
William Lyon Homes Class A (a)	17,731	272,525
ZAGG, Inc. (a)	16,410	148,839
		19,683,188
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a) (b)	6,055	154,766
Energizer Holdings, Inc.	30,761	1,382,092
Oil-Dri Corp. of America	2,773	86,351
Spectrum Brands Holdings, Inc. (b)	23,209	1,271,389
WD-40 Co.	8,095	1,371,617
		4,266,215
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	10,420	151,507
Clearway Energy, Inc. Class C	3,636	54,940
Ormat Technologies, Inc.	25,637	1,413,881
Pattern Energy Group, Inc. Class A	50,585	1,112,870
TerraForm Power, Inc. Class A	91,952	1,263,420
		3,996,618
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	17,959	689,087
INSURANCE — 2.2%
Ambac Financial Group, Inc. (a)	21,702	393,240
American Equity Investment Life Holding Co.	42,138	1,138,569
American National Insurance Co.	6,862	829,067
AMERISAFE, Inc.	7,984	474,250
Atlas Financial Holdings, Inc. (a)	5,820	14,317
Citizens, Inc. (a) (b)	26,874	179,250
CNO Financial Group, Inc.	74,751	1,209,471
Security Description	Shares	Value
Crawford & Co. Class B	5,920	$54,050
eHealth, Inc. (a)	9,847	613,862
EMC Insurance Group, Inc.	2,408	76,767
Employers Holdings, Inc.	14,485	580,993
FBL Financial Group, Inc. Class A	4,149	260,225
FedNat Holding Co.	4,491	72,036
Genworth Financial, Inc. Class A (a)	232,664	891,103
Goosehead Insurance, Inc. Class A	5,352	149,214
Hallmark Financial Services, Inc. (a)	6,287	65,385
Hanover Insurance Group, Inc.	21,898	2,500,095
HCI Group, Inc.	1,662	71,017
Health Insurance Innovations, Inc. Class A (a) (b)	7,302	195,840
Heritage Insurance Holdings, Inc.	8,612	125,735
Horace Mann Educators Corp.	21,806	767,789
Independence Holding Co.	2,812	99,123
Investors Title Co.	818	129,162
Kemper Corp.	26,468	2,015,274
Kingstone Cos., Inc.	5,072	74,761
Kinsale Capital Group, Inc.	8,615	590,731
MBIA, Inc. (a)	45,610	434,207
Mercury General Corp.	11,624	582,014
National General Holdings Corp.	34,104	809,288
National Western Life Group, Inc. Class A	811	212,863
Navigators Group, Inc.	10,183	711,486
Primerica, Inc.	21,945	2,680,582
ProAssurance Corp.	23,539	814,685
RLI Corp.	21,886	1,570,320
Safety Insurance Group, Inc.	8,043	700,867
Selective Insurance Group, Inc.	25,187	1,593,833
State Auto Financial Corp.	6,720	221,222
Stewart Information Services Corp.	10,808	461,394
Trupanion, Inc. (a) (b)	13,565	444,118
United Fire Group, Inc.	10,254	448,202
United Insurance Holdings Corp.	14,422	229,310
Universal Insurance Holdings, Inc.	19,006	589,186
White Mountains Insurance Group, Ltd.	1,151	1,065,227
		27,140,130
INTERACTIVE MEDIA & SERVICES — 0.6%
Actua Corp. (a) (c)	2,667	2,667
ANGI Homeservices, Inc. Class A (a) (b)	32,858	507,327
Care.com, Inc. (a)	15,910	314,382
Cargurus, Inc. (a)	30,699	1,229,802
Cars.com, Inc. (a) (b)	34,378	783,818
Liberty TripAdvisor Holdings, Inc. Class A (a)	38,124	540,980
Match Group, Inc.	26,706	1,511,827
Meet Group, Inc. (a)	30,508	153,455
QuinStreet, Inc. (a)	19,581	262,190
TrueCar, Inc. (a)	42,861	284,597

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Yelp, Inc. (a)	41,354	$1,426,713
		7,017,758
INTERNET & DIRECT MARKETING RETAIL — 0.5%
1-800-Flowers.com, Inc. Class A (a)	10,671	194,532
Duluth Holdings, Inc. Class B (a) (b)	10,571	252,013
Gaia, Inc. (a) (b)	5,820	53,253
Groupon, Inc. (a)	258,588	917,988
Lands' End, Inc. (a)	8,466	140,620
Liberty Expedia Holdings, Inc. Class A (a)	30,281	1,296,027
Liquidity Services, Inc. (a)	14,483	111,664
Overstock.com, Inc. (a) (b)	10,726	178,266
PetMed Express, Inc. (b)	7,594	172,991
Quotient Technology, Inc. (a)	46,077	454,780
Shutterfly, Inc. (a)	16,419	667,268
Shutterstock, Inc.	11,101	517,640
Stamps.com, Inc. (a)	8,459	688,647
Stitch Fix, Inc. Class A (a)	30,706	866,830
		6,512,519
IT SERVICES — 2.0%
Brightcove, Inc. (a)	19,676	165,475
CACI International, Inc. Class A (a)	11,307	2,058,100
Carbonite, Inc. (a)	12,658	314,045
Cardtronics PLC Class A (a)	22,202	789,947
Cass Information Systems, Inc.	7,333	346,851
Conduent, Inc. (a)	115,920	1,603,174
CoreLogic, Inc. (a)	42,642	1,588,841
CSG Systems International, Inc.	20,274	857,590
Endurance International Group Holdings, Inc. (a)	46,337	335,943
Everi Holdings, Inc. (a)	33,878	356,397
EVERTEC, Inc.	31,171	866,866
Evo Payments, Inc. Class A (a) (b)	9,251	268,742
ExlService Holdings, Inc. (a)	14,587	875,512
GreenSky, Inc. Class A (a) (b)	22,867	295,899
GTT Communications, Inc. (a) (b)	21,266	737,930
Hackett Group, Inc.	14,466	228,563
Information Services Group, Inc. (a)	15,274	56,972
Internap Corp. (a) (b)	13,447	66,697
Limelight Networks, Inc. (a)	65,079	210,205
ManTech International Corp. Class A	15,555	840,281
MAXIMUS, Inc.	33,082	2,348,160
MoneyGram International, Inc. (a)	20,508	41,836
MongoDB, Inc. (a) (b)	15,459	2,272,782
Net 1 UEPS Technologies, Inc. (a) (b)	21,318	76,532
NIC, Inc.	40,252	687,907
Perficient, Inc. (a)	20,436	559,742
Perspecta, Inc.	58,354	1,179,918
PFSweb, Inc. (a)	8,663	45,134
Security Description	Shares	Value
Presidio, Inc.	9,207	$136,264
PRGX Global, Inc. (a)	10,571	83,722
Science Applications International Corp.	26,412	2,032,403
ServiceSource International, Inc. (a)	4,935	4,547
StarTek, Inc. (a)	6,867	54,112
Switch, Inc. Class A	21,172	218,283
Sykes Enterprises, Inc. (a)	23,986	678,324
TTEC Holdings, Inc.	6,739	244,154
Tucows, Inc. Class A (a) (b)	4,004	325,045
Twilio, Inc. Class A (a)	46	5,942
Unisys Corp. (a) (b)	23,103	269,612
Virtusa Corp. (a)	13,954	745,841
		24,874,290
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp.	11,412	264,074
American Outdoor Brands Corp. (a)	35,869	335,016
Callaway Golf Co.	46,447	739,901
Clarus Corp.	12,587	161,240
Escalade, Inc.	5,920	66,126
Johnson Outdoors, Inc. Class A	4,978	355,230
Malibu Boats, Inc. Class A (a)	8,995	356,022
MasterCraft Boat Holdings, Inc. (a)	10,863	245,178
Nautilus, Inc. (a)	18,029	100,241
Sturm Ruger & Co., Inc.	10,255	543,720
Vista Outdoor, Inc. (a)	25,547	204,632
		3,371,380
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Accelerate Diagnostics, Inc. (a) (b)	19,329	406,296
Bruker Corp.	52,493	2,017,831
Cambrex Corp. (a)	18,053	701,359
Champions Oncology, Inc. (a)	3,995	39,111
ChromaDex Corp. (a) (b)	15,432	64,660
Codexis, Inc. (a) (b)	23,877	490,195
Enzo Biochem, Inc. (a)	26,730	72,973
Fluidigm Corp. (a)	16,658	221,385
Harvard Bioscience, Inc. (a)	18,622	80,261
Luminex Corp.	24,689	568,094
Medpace Holdings, Inc. (a)	11,282	665,299
NanoString Technologies, Inc. (a)	11,265	269,571
NeoGenomics, Inc. (a)	35,321	722,668
Pacific Biosciences of California, Inc. (a)	77,685	561,662
Syneos Health, Inc. (a)	29,006	1,501,351
		8,382,716
MACHINERY — 3.5%
Actuant Corp. Class A	32,069	781,521
Alamo Group, Inc.	4,122	411,953
Albany International Corp. Class A	15,884	1,137,136
Altra Industrial Motion Corp.	17,148	532,445
Astec Industries, Inc.	12,409	468,564

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Barnes Group, Inc.	22,262	$1,144,489
Blue Bird Corp. (a)	6,775	114,701
Briggs & Stratton Corp.	16,443	194,521
Chart Industries, Inc. (a)	13,765	1,246,008
CIRCOR International, Inc. (a)	9,678	315,503
Colfax Corp. (a) (b)	43,443	1,289,388
Columbus McKinnon Corp.	12,108	415,910
Commercial Vehicle Group, Inc. (a)	14,483	111,085
Douglas Dynamics, Inc.	10,243	389,951
Eastern Co.	3,176	87,403
Energy Recovery, Inc. (a) (b)	20,433	178,380
EnPro Industries, Inc.	8,714	561,617
ESCO Technologies, Inc.	13,740	920,992
Evoqua Water Technologies Corp. (a)	34,908	439,143
ExOne Co. (a) (b)	5,920	50,261
Federal Signal Corp.	32,388	841,764
Franklin Electric Co., Inc.	20,016	1,022,617
FreightCar America, Inc. (a)	5,769	35,537
Global Brass & Copper Holdings, Inc.	12,896	444,138
Gorman-Rupp Co.	10,779	365,839
Graham Corp.	5,966	117,113
Greenbrier Cos., Inc.	15,897	512,360
Harsco Corp. (a)	48,344	974,615
Hillenbrand, Inc.	30,560	1,269,157
Hurco Cos., Inc.	3,152	127,120
Hyster-Yale Materials Handling, Inc.	3,035	189,263
ITT, Inc.	47,326	2,744,908
John Bean Technologies Corp.	15,176	1,394,523
Kadant, Inc.	5,044	443,670
Kennametal, Inc.	35,795	1,315,466
LB Foster Co. Class A (a)	4,872	91,691
Lindsay Corp.	4,926	476,788
Lydall, Inc. (a)	11,375	266,857
Manitex International, Inc. (a)	7,715	59,020
Manitowoc Co., Inc (a)	20,660	339,031
Meritor, Inc. (a)	40,256	819,210
Milacron Holdings Corp. (a)	41,090	465,139
Miller Industries, Inc.	6,814	210,212
Mueller Industries, Inc.	28,101	880,685
Mueller Water Products, Inc. Class A	73,519	738,131
Navistar International Corp. (a)	44,022	1,421,911
NN, Inc. (b)	17,616	131,944
Omega Flex, Inc.	1,786	135,379
Park-Ohio Holdings Corp.	2,038	65,990
Proto Labs, Inc. (a)	13,439	1,412,976
RBC Bearings, Inc. (a)	10,406	1,323,331
REV Group, Inc.	19,568	214,270
Rexnord Corp. (a)	53,252	1,338,755
Spartan Motors, Inc.	15,401	135,991
SPX Corp. (a)	22,519	783,436
SPX FLOW, Inc. (a)	24,193	771,757
Standex International Corp.	5,973	438,418
Security Description	Shares	Value
Sun Hydraulics Corp.	11,854	$551,329
Tennant Co.	10,553	655,236
Terex Corp.	37,676	1,210,530
Timken Co.	38,647	1,685,782
Titan International, Inc.	29,060	173,488
TriMas Corp. (a)	20,351	615,211
Twin Disc, Inc. (a)	3,591	59,790
Wabash National Corp.	33,124	448,830
Watts Water Technologies, Inc. Class A	16,049	1,297,080
Welbilt, Inc. (a)	71,764	1,175,494
		42,982,753
MARINE — 0.2%
Genco Shipping & Trading, Ltd. (a)	15,274	113,944
Kirby Corp. (a)	26,771	2,010,770
Matson, Inc.	21,417	772,939
		2,897,653
MEDIA — 1.7%
AMC Networks, Inc. Class A (a) (b)	25,093	1,424,279
Cable One, Inc.	2,401	2,356,293
Clear Channel Outdoor Holdings, Inc. Class A (a)	23,246	124,366
Entercom Communications Corp. Class A (b)	61,769	324,287
Entravision Communications Corp. Class A	45,823	148,467
EW Scripps Co. Class A	29,327	615,867
Gannett Co., Inc. (b)	68,375	720,673
Gray Television, Inc. (a)	41,733	891,417
Hemisphere Media Group, Inc. (a)	10,459	147,472
Lee Enterprises, Inc. (a)	27,271	89,994
Liberty Latin America, Ltd. Class A (a)	23,262	449,887
Loral Space & Communications, Inc. (a)	12,674	456,898
Marchex, Inc. Class B (a)	18,174	85,963
MDC Partners, Inc. Class A (a)	38,400	86,400
Meredith Corp.	19,831	1,095,861
MSG Networks, Inc. Class A (a)	29,281	636,862
National CineMedia, Inc.	34,565	243,683
New Media Investment Group, Inc.	17,244	181,062
New York Times Co. Class A (b)	66,238	2,175,918
Nexstar Media Group, Inc. Class A	23,474	2,543,877
Scholastic Corp.	17,281	687,093
Sinclair Broadcast Group, Inc. Class A	37,099	1,427,570
TechTarget, Inc. (a)	12,787	208,044
TEGNA, Inc.	110,694	1,560,785
Townsquare Media, Inc. Class A	4,872	27,868
Tribune Media Co. Class A	42,870	1,978,022
Tribune Publishing Co. (a)	7,176	84,605
		20,773,513
METALS & MINING — 1.0%
AK Steel Holding Corp. (a) (b)	187,592	515,878

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Allegheny Technologies, Inc. (a) (b)	55,757	$1,425,706
Carpenter Technology Corp.	22,171	1,016,540
Century Aluminum Co. (a)	29,979	266,214
Cleveland-Cliffs, Inc. (b)	162,423	1,622,606
Coeur Mining, Inc. (a)	105,858	431,901
Commercial Metals Co.	65,698	1,122,122
Compass Minerals International, Inc.	14,642	796,086
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	—
Gold Resource Corp.	33,357	131,093
Haynes International, Inc.	7,662	251,543
Hecla Mining Co.	239,411	550,645
Kaiser Aluminum Corp.	8,108	849,151
Materion Corp.	9,335	532,655
McEwen Mining, Inc. (b)	116,185	174,278
Olympic Steel, Inc.	5,920	93,950
Ryerson Holding Corp. (a)	10,459	89,529
Schnitzer Steel Industries, Inc. Class A	13,468	323,232
SunCoke Energy, Inc. (a)	22,106	187,680
Synalloy Corp.	3,591	54,583
TimkenSteel Corp. (a)	21,702	235,684
Universal Stainless & Alloy Products, Inc. (a)	3,591	59,503
Warrior Met Coal, Inc.	21,330	648,432
Worthington Industries, Inc.	21,545	804,059
		12,183,070
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
AG Mortgage Investment Trust, Inc. REIT	6,519	109,780
Anworth Mortgage Asset Corp. REIT	27,253	110,102
Apollo Commercial Real Estate Finance, Inc. REIT	50,868	925,798
Arbor Realty Trust, Inc. REIT (b)	27,452	356,052
Ares Commercial Real Estate Corp. REIT	6,828	103,717
Arlington Asset Investment Corp. Class A (b)	7,124	56,707
ARMOUR Residential REIT, Inc.	12,579	245,668
Blackstone Mortgage Trust, Inc. Class A REIT (b)	44,666	1,543,657
Capstead Mortgage Corp. REIT	39,034	335,302
Cherry Hill Mortgage Investment Corp. REIT	4,395	75,682
Chimera Investment Corp. REIT	73,110	1,370,081
Colony Credit Real Estate, Inc. REIT	37,454	586,530
Ellington Residential Mortgage REIT (b)	2,926	34,819
Exantas Capital Corp. REIT	8,183	86,985
Granite Point Mortgage Trust, Inc. REIT	18,622	345,810
Great Ajax Corp. REIT	3,174	43,611
Security Description	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	22,058	$565,567
Invesco Mortgage Capital, Inc. REIT	30,374	479,909
KKR Real Estate Finance Trust, Inc. REIT	16,082	321,962
Ladder Capital Corp. REIT	39,843	678,128
MFA Financial, Inc. REIT	182,517	1,326,899
New York Mortgage Trust, Inc. REIT	52,478	319,591
Orchid Island Capital, Inc. REIT (b)	4,439	29,209
PennyMac Mortgage Investment Trust REIT	29,715	615,398
Ready Capital Corp. REIT (b)	25,250	370,415
Redwood Trust, Inc. REIT	30,095	486,034
TPG RE Finance Trust, Inc. REIT	28,668	561,893
Two Harbors Investment Corp. REIT	105,356	1,425,467
Western Asset Mortgage Capital Corp. REIT	11,663	119,312
		13,630,085
MULTI-UTILITIES — 0.4%
Avista Corp.	27,795	1,129,033
Black Hills Corp.	21,961	1,626,651
NorthWestern Corp.	21,314	1,500,719
Unitil Corp.	7,334	397,283
		4,653,686
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	17,803	676,870
Dillard's, Inc. Class A (b)	10,384	747,856
JC Penney Co., Inc. (a) (b)	147,536	219,829
Tuesday Morning Corp. (a)	24,094	51,079
		1,695,634
OIL, GAS & CONSUMABLE FUELS — 2.5%
Abraxas Petroleum Corp. (a)	79,693	99,616
Adams Resources & Energy, Inc.	1,048	40,935
Approach Resources, Inc. (a) (b)	55,809	19,740
Arch Coal, Inc. Class A	9,679	883,402
Bonanza Creek Energy, Inc. (a)	10,324	234,252
California Resources Corp. (a) (b)	24,878	639,613
Callon Petroleum Co. (a) (b)	103,086	778,299
Carrizo Oil & Gas, Inc. (a)	39,276	489,772
Chesapeake Energy Corp. (a) (b)	493,857	1,530,957
Cimarex Energy Co.	1	70
Clean Energy Fuels Corp. (a)	48,793	150,770
CNX Resources Corp. (a)	86,986	936,839
Comstock Resources, Inc. (a) (b)	47,660	330,284
CONSOL Energy, Inc. (a)	17,121	585,881
CVR Energy, Inc.	43,665	1,798,998
Delek US Holdings, Inc.	41,929	1,527,054
Denbury Resources, Inc. (a) (b)	228,951	469,350
Dorian LPG, Ltd. (a)	13,417	86,137
Evolution Petroleum Corp.	7,240	48,870
Extraction Oil & Gas, Inc. (a) (b)	54,586	230,899

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Gran Tierra Energy, Inc. (a)	195,438	$443,644
Green Plains, Inc.	23,238	387,610
Gulfport Energy Corp. (a)	74,995	601,460
Halcon Resources Corp. (a)	94,029	126,939
Hallador Energy Co.	8,663	45,567
HighPoint Resources Corp. (a)	80,387	177,655
International Seaways, Inc. (a)	11,406	195,499
Laredo Petroleum, Inc. (a)	89,420	276,308
Lilis Energy, Inc. (a) (b)	26,905	31,479
Magnolia Oil & Gas Corp. (a) (b)	41,947	503,364
Matador Resources Co. (a) (b)	49,779	962,228
Midstates Petroleum Co., Inc. (a)	11,875	116,019
NACCO Industries, Inc. Class A	1,823	69,675
Northern Oil and Gas, Inc. (a) (b)	87,894	240,830
Oasis Petroleum, Inc. (a)	152,049	918,376
Panhandle Oil and Gas, Inc. Class A	6,780	106,446
Par Pacific Holdings, Inc. (a)	23,256	414,189
PDC Energy, Inc. (a)	33,185	1,349,966
Peabody Energy Corp.	60,677	1,718,979
Penn Virginia Corp. (a)	8,523	375,864
QEP Resources, Inc. (a)	115,970	903,406
Range Resources Corp. (b)	118,288	1,329,557
Renewable Energy Group, Inc. (a) (b)	16,578	364,053
REX American Resources Corp. (a)	3,480	280,523
Ring Energy, Inc. (a)	33,680	197,702
Sanchez Energy Corp. (a) (b)	621	124
SandRidge Energy, Inc. (a)	20,369	163,359
SemGroup Corp. Class A	30,458	448,951
SilverBow Resources, Inc. (a)	6,055	139,265
SM Energy Co.	52,866	924,626
Southwestern Energy Co. (a)	259,706	1,218,021
SRC Energy, Inc. (a) (b)	135,089	691,656
Talos Energy, Inc. (a)	11,938	317,073
Tellurian, Inc. (a) (b)	44,558	499,050
Ultra Petroleum Corp. (a) (b)	84,969	51,831
Uranium Energy Corp. (a) (b)	96,956	135,738
W&T Offshore, Inc. (a)	54,586	376,643
Whiting Petroleum Corp. (a) (b)	49,654	1,297,956
World Fuel Services Corp.	31,938	922,689
		30,206,058
PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co.	23,034	616,390
Clearwater Paper Corp. (a)	9,684	188,644
Domtar Corp.	34,555	1,715,656
Louisiana-Pacific Corp.	72,515	1,767,916
Mercer International, Inc.	20,201	272,915
Neenah, Inc.	8,695	559,610
PH Glatfelter Co.	23,224	327,923
Resolute Forest Products, Inc.	44,222	349,354
Schweitzer-Mauduit International, Inc.	17,231	667,184
Security Description	Shares	Value
Verso Corp. Class A (a)	13,635	$292,062
		6,757,654
PERSONAL PRODUCTS — 0.5%
Avon Products, Inc. (a)	257,232	756,262
Edgewell Personal Care Co. (a)	27,548	1,209,082
elf Beauty, Inc. (a)	17,239	182,733
Inter Parfums, Inc.	8,929	677,443
Medifast, Inc.	6,487	827,417
Nu Skin Enterprises, Inc. Class A	28,318	1,355,299
USANA Health Sciences, Inc. (a)	7,049	591,200
		5,599,436
PHARMACEUTICALS — 1.4%
AcelRx Pharmaceuticals, Inc. (a) (b)	27,278	94,927
Aclaris Therapeutics, Inc. (a) (b)	7,450	44,626
Adamis Pharmaceuticals Corp. (a) (b)	15,551	32,813
Aerie Pharmaceuticals, Inc. (a) (b)	21,991	1,044,572
Akorn, Inc. (a)	86,387	304,082
Amneal Pharmaceuticals, Inc. (a) (b)	36,337	514,895
Amphastar Pharmaceuticals, Inc. (a)	21,201	433,136
ANI Pharmaceuticals, Inc. (a)	2,916	205,695
Aratana Therapeutics, Inc. (a)	29,935	107,766
Assertio Therapeutics, Inc. (a)	37,855	191,925
BioDelivery Sciences International, Inc. (a)	29,305	155,317
Clearside Biomedical, Inc. (a) (b)	11,739	16,200
Collegium Pharmaceutical, Inc. (a) (b)	13,917	210,703
Corcept Therapeutics, Inc. (a)	60,974	715,835
Cymabay Therapeutics, Inc. (a)	23,030	305,838
Dermira, Inc. (a)	10,374	140,568
Dova Pharmaceuticals, Inc. (a) (b)	6,711	59,661
Durect Corp. (a)	99,545	62,305
Eloxx Pharmaceuticals, Inc. (a)	8,372	97,785
Evolus, Inc. (a) (b)	5,085	114,768
Innoviva, Inc. (a)	41,620	583,929
Intersect ENT, Inc. (a)	16,905	543,496
Intra-Cellular Therapies, Inc. (a)	24,706	300,919
Lannett Co., Inc. (a)	20,467	161,075
Marinus Pharmaceuticals, Inc. (a)	24,110	100,780
Medicines Co. (a) (b)	40,264	1,125,379
MyoKardia, Inc. (a) (b)	18,807	977,776
Neos Therapeutics, Inc. (a) (b)	10,459	27,298
Odonate Therapeutics, Inc. (a) (b)	10,750	237,682
Omeros Corp. (a) (b)	35,747	620,925
Pacira Pharmaceuticals, Inc. (a)	21,000	799,260
Paratek Pharmaceuticals, Inc. (a) (b)	17,274	92,589
Phibro Animal Health Corp. Class A	11,795	389,235
Prestige Consumer Healthcare, Inc. (a) (b)	26,245	784,988

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Reata Pharmaceuticals, Inc. Class A (a) (b)	13,089	$1,118,717
Revance Therapeutics, Inc. (a)	15,529	244,737
SIGA Technologies, Inc. (a) (b)	45,513	273,533
Strongbridge Biopharma PLC (a) (b)	18,416	91,712
Supernus Pharmaceuticals, Inc. (a)	26,783	938,476
Tetraphase Pharmaceuticals, Inc. (a)	33,884	45,405
TherapeuticsMD, Inc. (a) (b)	103,411	503,612
Tricida, Inc. (a) (b)	12,412	479,351
Xeris Pharmaceuticals, Inc. (a)	7,674	77,047
Zogenix, Inc. (a) (b)	21,729	1,195,312
Zynerba Pharmaceuticals, Inc. (a) (b)	4,972	26,948
		16,593,598
PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	29,940	97,604
ASGN, Inc. (a)	27,186	1,726,039
Barrett Business Services, Inc.	4,253	328,885
BG Staffing, Inc.	4,024	87,884
CBIZ, Inc. (a)	31,724	642,094
CRA International, Inc.	4,960	250,678
Exponent, Inc.	23,251	1,342,048
Forrester Research, Inc.	4,507	217,913
Franklin Covey Co. (a)	5,920	149,776
FTI Consulting, Inc. (a)	19,712	1,514,276
GP Strategies Corp. (a)	10,446	126,919
Heidrick & Struggles International, Inc.	11,277	432,247
Huron Consulting Group, Inc. (a)	11,379	537,316
ICF International, Inc.	9,737	740,791
InnerWorkings, Inc. (a)	28,107	101,747
Insperity, Inc.	21,890	2,706,917
Kelly Services, Inc. Class A	2,439	53,804
Kforce, Inc.	13,882	487,536
Korn/Ferry International	28,407	1,272,066
Mistras Group, Inc. (a)	11,291	155,929
Navigant Consulting, Inc.	27,518	535,776
Resources Connection, Inc.	12,013	198,695
TriNet Group, Inc. (a)	25,001	1,493,560
TrueBlue, Inc. (a)	24,625	582,135
WageWorks, Inc. (a)	20,502	774,156
Willdan Group, Inc. (a)	2,845	105,464
		16,662,255
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Consolidated-Tomoka Land Co.	3,150	186,007
FRP Holdings, Inc. (a)	4,225	200,983
HFF, Inc. Class A	17,535	837,296
Kennedy-Wilson Holdings, Inc.	68,272	1,460,338
Marcus & Millichap, Inc. (a)	6,655	271,058
Maui Land & Pineapple Co., Inc. (a)	3,176	36,302
Newmark Group, Inc. Class A	56,440	470,710
Security Description	Shares	Value
RE/MAX Holdings, Inc. Class A	7,204	$277,642
Realogy Holdings Corp.	66,242	755,159
Redfin Corp. (a) (b)	29,981	607,715
RMR Group, Inc. Class A	3,609	220,077
St. Joe Co. (a) (b)	39,277	647,678
Tejon Ranch Co. (a)	15,505	272,888
		6,243,853
ROAD & RAIL — 0.8%
ArcBest Corp.	15,193	467,793
Avis Budget Group, Inc. (a)	39,283	1,369,405
Covenant Transportation Group, Inc. Class A (a)	7,499	142,331
Daseke, Inc. (a)	12,587	64,068
Heartland Express, Inc.	19,786	381,474
Hertz Global Holdings, Inc. (a)	42,410	736,662
Landstar System, Inc.	21,898	2,395,422
Marten Transport, Ltd.	19,960	355,887
PAM Transportation Services, Inc. (a)	948	46,395
Ryder System, Inc.	25,897	1,605,355
Saia, Inc. (a)	15,294	934,463
Schneider National, Inc. Class B	23,556	495,854
Universal Logistics Holdings, Inc.	5,141	101,175
USA Truck, Inc. (a)	3,176	45,861
Werner Enterprises, Inc.	19,274	658,207
YRC Worldwide, Inc. (a)	22,300	149,187
		9,949,539
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
ACM Research, Inc. Class A (a) (b)	5,303	81,825
Adesto Technologies Corp. (a) (b)	7,615	46,071
Advanced Energy Industries, Inc. (a)	17,334	861,153
Alpha & Omega Semiconductor, Ltd. (a)	7,965	91,677
Ambarella, Inc. (a) (b)	16,414	709,085
Amkor Technology, Inc. (a)	64,625	551,898
Axcelis Technologies, Inc. (a)	13,493	271,479
AXT, Inc. (a)	25,263	112,420
Brooks Automation, Inc.	33,904	994,404
Cabot Microelectronics Corp.	13,187	1,476,417
CEVA, Inc. (a)	13,657	368,193
Cirrus Logic, Inc. (a)	32,532	1,368,621
Cohu, Inc.	23,129	341,153
Cree, Inc. (a) (b)	48,051	2,749,478
CyberOptics Corp. (a) (b)	4,872	83,311
Diodes, Inc. (a)	19,193	665,997
DSP Group, Inc. (a)	11,769	165,590
Entegris, Inc.	65,175	2,326,096
Everspin Technologies, Inc. (a)	5,072	38,852
FormFactor, Inc. (a)	34,133	549,200
GSI Technology, Inc. (a)	8,563	66,535
Ichor Holdings, Ltd. (a) (b)	9,615	217,107
Impinj, Inc. (a)	13,123	219,876
Inphi Corp. (a) (b)	24,764	1,083,177

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kopin Corp. (a) (b)	39,717	$53,221
Kulicke & Soffa Industries, Inc.	39,564	874,760
Lattice Semiconductor Corp. (a)	63,487	757,400
MACOM Technology Solutions Holdings, Inc. (a) (b)	27,134	453,409
MagnaChip Semiconductor Corp. (a) (b)	21,276	157,442
MaxLinear, Inc. (a) (b)	36,756	938,381
Mellanox Technologies, Ltd. (a)	24,209	2,865,377
MKS Instruments, Inc.	24,029	2,235,898
Monolithic Power Systems, Inc.	18,596	2,519,572
Nanometrics, Inc. (a)	13,585	419,505
NeoPhotonics Corp. (a)	24,217	152,325
NVE Corp.	2,691	263,422
PDF Solutions, Inc. (a)	20,465	252,743
Photronics, Inc. (a)	36,881	348,525
Pixelworks, Inc. (a)	14,583	57,165
Power Integrations, Inc.	17,814	1,245,911
Rambus, Inc. (a)	45,846	479,091
Rudolph Technologies, Inc. (a)	18,418	419,930
Semtech Corp. (a)	36,258	1,845,895
Silicon Laboratories, Inc. (a)	20,368	1,646,957
SMART Global Holdings, Inc. (a)	4,446	85,363
SolarEdge Technologies, Inc. (a)	18,174	684,796
SunPower Corp. (a) (b)	38,028	247,562
Synaptics, Inc. (a)	20,702	822,905
Ultra Clean Holdings, Inc. (a) (b)	22,990	237,947
Veeco Instruments, Inc. (a)	28,867	312,918
Versum Materials, Inc.	59,820	3,009,544
Xperi Corp.	29,578	692,125
		39,519,704
SOFTWARE — 6.2%
2U, Inc. (a) (b)	29,120	2,063,152
8x8, Inc. (a)	54,078	1,092,376
A10 Networks, Inc. (a)	34,257	242,882
ACI Worldwide, Inc. (a)	55,407	1,821,228
Agilysys, Inc. (a)	12,687	268,584
Alarm.com Holdings, Inc. (a)	17,466	1,133,543
Altair Engineering, Inc. Class A (a)	15,823	582,445
Alteryx, Inc. Class A (a) (b)	15,116	1,267,779
Amber Road, Inc. (a)	12,687	109,996
American Software, Inc. Class A	2,789	33,328
Appfolio, Inc. Class A (a)	6,625	526,025
Appian Corp. (a)	15,399	530,188
Asure Software, Inc. (a) (b)	6,789	41,481
Avalara, Inc. (a)	17,769	991,332
Avaya Holdings Corp. (a)	57,371	965,554
Benefitfocus, Inc. (a) (b)	13,645	675,700
Blackbaud, Inc.	29,919	2,385,442
Blackline, Inc. (a)	23,649	1,095,422
Bottomline Technologies DE, Inc. (a)	23,664	1,185,330
Box, Inc. Class A (a)	73,682	1,422,799
Carbon Black, Inc. (a)	13,583	189,483
ChannelAdvisor Corp. (a)	11,337	138,085
Cision, Ltd. (a)	24,144	332,463
Security Description	Shares	Value
Cloudera, Inc. (a)	114,345	$1,250,934
CommVault Systems, Inc. (a)	21,855	1,414,893
Cornerstone OnDemand, Inc. (a)	31,502	1,725,679
Coupa Software, Inc. (a) (b)	30,719	2,794,815
Digimarc Corp. (a) (b)	7,596	238,362
Dropbox, Inc. Class A (a)	44,223	964,061
Ebix, Inc. (b)	13,605	671,679
eGain Corp. (a)	11,048	115,452
Ellie Mae, Inc. (a)	17,799	1,756,583
Envestnet, Inc. (a)	22,440	1,467,352
Everbridge, Inc. (a) (b)	14,757	1,106,923
FireEye, Inc. (a)	99,848	1,676,448
Five9, Inc. (a)	29,762	1,572,326
ForeScout Technologies, Inc. (a)	13,558	568,216
Ideanomics, Inc. (a) (b)	19,394	37,624
Instructure, Inc. (a) (b)	15,230	717,638
j2 Global, Inc.	24,027	2,080,738
LivePerson, Inc. (a)	33,357	968,020
LogMeIn, Inc.	25,045	2,006,104
Manhattan Associates, Inc. (a)	35,929	1,980,047
MicroStrategy, Inc. Class A (a)	4,925	710,431
Mitek Systems, Inc. (a)	23,035	281,948
MobileIron, Inc. (a)	38,924	212,914
Model N, Inc. (a)	13,780	241,701
Monotype Imaging Holdings, Inc.	24,673	490,746
New Relic, Inc. (a)	24,257	2,394,166
OneSpan, Inc. (a)	18,662	358,684
Park City Group, Inc. (a)	7,815	62,442
Paylocity Holding Corp. (a)	17,555	1,565,730
Pegasystems, Inc.	21,169	1,375,985
Pivotal Software, Inc. Class A (a) (b)	21,455	447,337
Progress Software Corp.	21,175	939,535
PROS Holdings, Inc. (a)	16,971	716,855
Q2 Holdings, Inc. (a)	19,517	1,351,747
QAD, Inc. Class A	1,116	48,066
Qualys, Inc. (a)	18,644	1,542,605
Rapid7, Inc. (a)	17,834	902,579
RealNetworks, Inc. (a)	11,407	35,476
Rubicon Project, Inc. (a)	26,157	159,035
SailPoint Technologies Holding, Inc. (a)	40,145	1,152,964
SharpSpring, Inc. (a)	3,496	56,006
ShotSpotter, Inc. (a) (b)	5,168	199,485
Smartsheet, Inc. Class A (a)	4,694	191,468
SPS Commerce, Inc. (a)	10,255	1,087,645
Synchronoss Technologies, Inc. (a)	16,345	99,378
Telaria, Inc. (a)	20,987	133,058
Teradata Corp. (a)	61,435	2,681,638
TiVo Corp.	62,652	583,917
Trade Desk, Inc. Class A (a) (b)	19,395	3,839,240
Upland Software, Inc. (a)	6,810	288,472
Varonis Systems, Inc. (a)	14,484	863,681
Verint Systems, Inc. (a)	34,698	2,077,022
VirnetX Holding Corp. (a)	28,418	179,886
Workiva, Inc. (a)	13,976	708,583

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Yext, Inc. (a) (b)	23,886	$522,148
Zix Corp. (a)	33,269	228,891
Zscaler, Inc. (a) (b)	26,697	1,893,618
Zuora, Inc. Class A (a)	28,979	580,449
		75,414,042
SPECIALTY RETAIL — 2.8%
Aaron's, Inc.	35,342	1,858,989
Abercrombie & Fitch Co. Class A	39,085	1,071,320
American Eagle Outfitters, Inc.	83,079	1,841,861
America's Car-Mart, Inc. (a)	2,283	208,529
Asbury Automotive Group, Inc. (a)	11,544	800,692
Ascena Retail Group, Inc. (a)	73,722	79,620
At Home Group, Inc. (a) (b)	24,051	429,551
AutoNation, Inc. (a)	36,265	1,295,386
Barnes & Noble Education, Inc. (a)	11,651	48,934
Barnes & Noble, Inc. (b)	17,020	92,419
Bed Bath & Beyond, Inc. (b)	67,103	1,140,080
Boot Barn Holdings, Inc. (a)	12,996	382,602
Buckle, Inc. (b)	17,014	318,502
Build-A-Bear Workshop, Inc. (a)	9,511	58,017
Caleres, Inc.	25,011	617,522
Camping World Holdings, Inc. Class A (b)	13,772	191,569
Carvana Co. (a) (b)	17,164	996,542
Cato Corp. Class A	9,620	144,108
Chico's FAS, Inc.	75,745	323,431
Children's Place, Inc. (b)	8,115	789,427
Citi Trends, Inc.	4,927	95,140
Conn's, Inc. (a) (b)	13,493	308,450
Container Store Group, Inc. (a)	10,459	92,039
Designer Brands, Inc.	41,470	921,463
Dick's Sporting Goods, Inc. (b)	38,369	1,412,363
Express, Inc. (a)	26,726	114,387
Floor & Decor Holdings, Inc. Class A (a) (b)	38,835	1,600,779
GameStop Corp. Class A (b)	49,774	505,704
Genesco, Inc. (a)	7,598	346,089
GNC Holdings, Inc. Class A (a) (b)	49,677	135,618
Group 1 Automotive, Inc.	10,188	659,164
Guess?, Inc.	32,690	640,724
Haverty Furniture Cos., Inc.	12,263	268,314
Hibbett Sports, Inc. (a)	6,021	137,339
J. Jill, Inc. (b)	14,748	80,967
Kirkland's, Inc. (a)	7,715	54,236
Lithia Motors, Inc. Class A (b)	11,034	1,023,403
Lumber Liquidators Holdings, Inc. (a) (b)	16,945	171,145
MarineMax, Inc. (a)	14,822	283,990
Michaels Cos., Inc. (a) (b)	50,854	580,753
Monro, Inc. (b)	16,939	1,465,562
Murphy USA, Inc. (a)	16,228	1,389,441
National Vision Holdings, Inc. (a)	22,119	695,200
Office Depot, Inc.	286,763	1,040,950
Party City Holdco, Inc. (a) (b)	19,267	152,980
Penske Automotive Group, Inc. (b)	17,557	783,920
Rent-A-Center, Inc. (a)	21,457	447,808
Security Description	Shares	Value
RH (a) (b)	10,710	$1,102,594
RTW RetailWinds, Inc. (a)	16,405	39,372
Sally Beauty Holdings, Inc. (a) (b)	59,376	1,093,112
Shoe Carnival, Inc. (b)	4,645	158,069
Sleep Number Corp. (a)	17,598	827,106
Sonic Automotive, Inc. Class A (b)	11,712	173,455
Sportsman's Warehouse Holdings, Inc. (a) (b)	22,298	107,030
Tailored Brands, Inc. (b)	20,851	163,472
Tile Shop Holdings, Inc.	14,349	81,215
Tilly's, Inc. Class A	7,979	88,806
TravelCenters of America LLC (a)	18,174	74,695
Urban Outfitters, Inc. (a)	35,784	1,060,638
Vitamin Shoppe, Inc. (a)	15,315	107,818
Winmark Corp.	1,558	293,823
Zumiez, Inc. (a)	11,159	277,748
		33,745,982
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	61,340	660,018
Avid Technology, Inc. (a)	12,305	91,672
Cray, Inc. (a)	23,966	624,314
Diebold Nixdorf, Inc. (b)	46,133	510,692
Eastman Kodak Co. (a) (b)	14,808	43,832
Electronics For Imaging, Inc. (a)	25,155	676,670
Immersion Corp. (a)	12,199	102,838
NCR Corp. (a) (b)	60,281	1,645,069
Pure Storage, Inc. Class A (a)	100,312	2,185,799
Stratasys, Ltd. (a)	30,227	720,007
USA Technologies, Inc. (a) (b)	28,216	117,096
		7,378,007
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	20,367	2,052,790
Crocs, Inc. (a)	31,212	803,709
Culp, Inc.	7,358	141,494
Deckers Outdoor Corp. (a)	16,110	2,368,009
Delta Apparel, Inc. (a)	3,591	79,792
Fossil Group, Inc. (a) (b)	22,102	303,239
G-III Apparel Group, Ltd. (a)	25,006	999,240
Lakeland Industries, Inc. (a)	3,591	42,158
Movado Group, Inc.	9,198	334,623
Oxford Industries, Inc.	9,620	724,001
Sequential Brands Group, Inc. (a) (b)	24,209	30,988
Skechers U.S.A., Inc. Class A (a)	66,070	2,220,613
Steven Madden, Ltd.	38,109	1,289,609
Superior Group of Cos., Inc.	4,124	68,541
Unifi, Inc. (a)	6,067	117,396
Vera Bradley, Inc. (a)	12,587	166,778
Wolverine World Wide, Inc.	47,231	1,687,564
		13,430,544
THRIFTS & MORTGAGE FINANCE — 1.9%
Axos Financial, Inc. (a) (b)	27,181	787,162

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
BSB Bancorp, Inc. (a)	5,327	$174,939
Capitol Federal Financial, Inc.	46,489	620,628
Dime Community Bancshares, Inc.	9,530	178,497
Entegra Financial Corp. (a)	3,591	80,618
Federal Agricultural Mortgage Corp. Class C	606	43,893
First Defiance Financial Corp.	11,903	342,092
Flagstar Bancorp, Inc.	11,790	388,127
FS Bancorp, Inc.	1,796	90,662
Home Bancorp, Inc.	2,737	91,005
HomeStreet, Inc. (a)	9,433	248,560
Kearny Financial Corp.	41,611	535,534
LendingTree, Inc. (a) (b)	4,145	1,457,216
Meridian Bancorp, Inc.	24,370	382,365
Meta Financial Group, Inc.	15,577	306,555
MGIC Investment Corp. (a)	182,661	2,409,299
MMA Capital Holdings, Inc. (a)	1,745	52,856
Mr Cooper Group, Inc. (a)	441,142	4,230,552
NMI Holdings, Inc. Class A (a)	33,898	876,941
Northfield Bancorp, Inc.	26,424	367,294
Northwest Bancshares, Inc.	52,577	892,232
OceanFirst Financial Corp.	23,966	576,622
Ocwen Financial Corp. (a)	49,272	89,675
Oritani Financial Corp.	13,115	218,102
PennyMac Financial Services, Inc.	11,812	262,699
Provident Financial Holdings, Inc.	2,659	52,967
Provident Financial Services, Inc.	25,797	667,884
Prudential Bancorp, Inc.	6,164	106,945
Radian Group, Inc.	109,158	2,263,937
Riverview Bancorp, Inc.	11,407	83,385
SI Financial Group, Inc.	6,790	87,659
Southern Missouri Bancorp, Inc.	6,429	198,013
Timberland Bancorp, Inc.	3,591	100,476
TrustCo Bank Corp. NY	42,373	328,815
United Community Financial Corp.	29,913	279,687
United Financial Bancorp, Inc.	30,003	430,543
Walker & Dunlop, Inc.	13,844	704,798
Washington Federal, Inc.	42,269	1,221,151
Western New England Bancorp, Inc.	16,493	152,230
WSFS Financial Corp.	28,017	1,081,456
		23,464,071
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	53,549	91,569
Turning Point Brands, Inc.	9,511	438,362
Universal Corp.	10,741	619,004
Vector Group, Ltd. (b)	45,893	495,185
		1,644,120
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	48,825	1,677,139
Aircastle, Ltd.	28,516	577,164
Applied Industrial Technologies, Inc.	19,995	1,189,103
Beacon Roofing Supply, Inc. (a)	36,603	1,177,152
Security Description	Shares	Value
BlueLinx Holdings, Inc. (a) (b)	3,351	$89,271
BMC Stock Holdings, Inc. (a)	35,561	628,363
CAI International, Inc. (a)	6,860	159,152
DXP Enterprises, Inc. (a)	6,487	252,474
Foundation Building Materials, Inc. (a)	10,582	104,127
GATX Corp. (b)	18,753	1,432,167
General Finance Corp. (a)	6,055	56,493
GMS, Inc. (a)	14,591	220,616
H&E Equipment Services, Inc.	19,149	480,831
Herc Holdings, Inc. (a)	14,541	566,808
Huttig Building Products, Inc. (a)	12,687	35,143
Kaman Corp.	12,589	735,701
Lawson Products, Inc. (a)	3,591	112,614
MRC Global, Inc. (a)	52,659	920,479
MSC Industrial Direct Co., Inc. Class A	25,258	2,089,089
NOW, Inc. (a)	53,931	752,877
Rush Enterprises, Inc. Class A	713	29,810
Rush Enterprises, Inc. Class B	1,896	78,741
SiteOne Landscape Supply, Inc. (a) (b)	21,314	1,218,095
Systemax, Inc.	7,794	176,456
Titan Machinery, Inc. (a)	11,262	175,237
Univar, Inc. (a)	76,160	1,687,704
Veritiv Corp. (a)	4,308	113,386
WESCO International, Inc. (a)	25,062	1,328,537
		18,064,729
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	42,363	1,746,203
WATER UTILITIES — 0.4%
American States Water Co.	17,222	1,227,929
AquaVenture Holdings, Ltd. (a)	6,867	132,876
Cadiz, Inc. (a) (b)	15,664	151,627
California Water Service Group	21,946	1,191,229
Connecticut Water Service, Inc.	4,892	335,836
Global Water Resources, Inc.	6,394	62,725
Middlesex Water Co.	8,138	455,647
Pure Cycle Corp. (a)	11,839	116,733
SJW Group	8,132	502,070
York Water Co.	5,192	178,189
		4,354,861
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Boingo Wireless, Inc. (a)	19,139	445,556
Gogo, Inc. (a) (b)	33,345	149,719
NII Holdings, Inc. (a)	44,446	87,114
Shenandoah Telecommunications Co.	20,757	920,781
Spok Holdings, Inc.	11,265	153,429
Telephone & Data Systems, Inc.	44,469	1,366,532

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
United States Cellular Corp. (a)	7,715	$354,196
		3,477,327
TOTAL COMMON STOCKS (Cost $1,351,816,554)		1,215,805,660
LIMITED PARTNERSHIPS — 0.1%
CAPITAL MARKETS — 0.0% (e)
JMP Group LLC	6,057	22,714
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fortress Transportation & Infrastructure Investors LLC	31,885	545,552
TOTAL LIMITED PARTNERSHIPS (Cost $598,407)		568,266
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (d)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (c)	740	8,710
		8,710
CHEMICALS — 0.0% (e)
A Schulman, Inc. (CVR) (a) (c)	18,665	9,762
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (c)	4,067	1,055
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (c)	10,713	1,071
PHARMACEUTICALS — 0.0% (e)
Corium International, Inc. (CVR) (a) (b) (c)	21,972	3,955
TOTAL RIGHTS (Cost $13,137)		24,553
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	2,083,065	$2,083,065
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	28,751,769	28,751,769
TOTAL SHORT-TERM INVESTMENTS (Cost $30,834,834)		30,834,834
TOTAL INVESTMENTS — 102.2% (Cost $1,383,262,932)		1,247,233,313
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(27,032,002)
NET ASSETS — 100.0%		$1,220,201,311
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $27,220, representing less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	06/21/2019	$1,379,646	$1,389,420	$9,774
See accompanying notes to schedules of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,215,802,993	$2,667	$0(a)	$1,215,805,660
Limited Partnerships	568,266	—	—	568,266
Rights	—	24,553	0(a)	24,553
Short-Term Investments	30,834,834	—	—	30,834,834
TOTAL INVESTMENTS	$1,247,206,093	$27,220	$0	$1,247,233,313
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	9,774	—	—	9,774
TOTAL OTHER FINANCIAL INSTRUMENTS:	$9,774	$—	$—	$9,774
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,247,215,867	$27,220	$—	$1,247,243,087
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,425,039	$3,425,039	$63,713,659	$65,055,633	$—	$—	2,083,065	$2,083,065	$57,751	$—
State Street Navigator Securities Lending Government Money Market Portfolio	27,139,654	27,139,654	110,107,337	108,495,222	—	—	28,751,769	28,751,769	611,072	—
Total		$30,564,693	$173,820,996	$173,550,855	$—	$—		$30,834,834	$668,823	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	3,814	$123,993
Aerojet Rocketdyne Holdings, Inc. (a)	9,211	327,267
Aerovironment, Inc. (a)	1,997	136,615
Arconic, Inc.	52,492	1,003,122
Astronics Corp. (a)	2,229	72,933
Axon Enterprise, Inc. (a)	5,655	307,689
Boeing Co.	63,548	24,238,478
BWX Technologies, Inc.	10,998	545,281
Cubic Corp.	3,491	196,334
Curtiss-Wright Corp.	5,009	567,720
Ducommun, Inc. (a)	1,695	73,767
General Dynamics Corp.	34,552	5,848,963
Harris Corp.	12,970	2,071,439
HEICO Corp.	5,044	478,524
HEICO Corp. Class A	1,711	143,827
Hexcel Corp.	11,001	760,829
Huntington Ingalls Industries, Inc.	5,314	1,101,061
KeyW Holding Corp. (a)	42	362
Kratos Defense & Security Solutions, Inc. (a) (b)	10,887	170,164
L3 Technologies, Inc.	9,300	1,919,241
Lockheed Martin Corp.	32,607	9,787,317
Mercury Systems, Inc. (a)	5,542	355,131
Moog, Inc. Class A	2,141	186,160
National Presto Industries, Inc. (b)	108	11,723
Northrop Grumman Corp.	20,207	5,447,807
Raytheon Co.	33,051	6,017,926
Spirit AeroSystems Holdings, Inc. Class A	14,004	1,281,786
Teledyne Technologies, Inc. (a)	3,728	883,573
Textron, Inc.	29,323	1,485,503
TransDigm Group, Inc. (a)	5,592	2,538,712
Triumph Group, Inc.	1,803	34,365
United Technologies Corp.	100,415	12,942,489
Vectrus, Inc. (a)	1,726	45,894
Wesco Aircraft Holdings, Inc. (a)	85	747
		81,106,742
AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	7,262	167,389
Atlas Air Worldwide Holdings, Inc. (a)	3,752	189,701
C.H. Robinson Worldwide, Inc.	16,880	1,468,391
Echo Global Logistics, Inc. (a)	1,987	49,238
Expeditors International of Washington, Inc.	21,159	1,605,968
FedEx Corp.	29,018	5,264,155
Forward Air Corp.	3,669	237,494
Hub Group, Inc. Class A (a)	3,768	153,923
Radiant Logistics, Inc. (a)	3,772	23,764
United Parcel Service, Inc. Class B	75,692	8,457,824
Security Description	Shares	Value
XPO Logistics, Inc. (a) (b)	13,170	$707,756
		18,325,603
AIRLINES — 0.5%
Alaska Air Group, Inc.	14,648	822,046
Allegiant Travel Co.	1,797	232,658
American Airlines Group, Inc.	60,520	1,922,115
Delta Air Lines, Inc.	85,162	4,398,617
Hawaiian Holdings, Inc. (b)	7,201	189,026
JetBlue Airways Corp. (a)	37,587	614,923
SkyWest, Inc.	5,515	299,409
Southwest Airlines Co.	70,875	3,679,121
Spirit Airlines, Inc. (a)	7,560	399,622
United Continental Holdings, Inc. (a)	34,362	2,741,401
		15,298,938
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	9,248	132,339
Autoliv, Inc.	9,330	686,035
BorgWarner, Inc.	25,797	990,863
Cooper Tire & Rubber Co.	7,273	217,390
Cooper-Standard Holdings, Inc. (a)	1,897	89,083
Dana, Inc.	18,121	321,467
Dorman Products, Inc. (a)	3,672	323,466
Fox Factory Holding Corp. (a)	3,611	252,373
Gentex Corp.	35,496	734,057
Gentherm, Inc. (a)	5,352	197,275
Goodyear Tire & Rubber Co.	31,885	578,713
Horizon Global Corp. (a) (b)	1,999	3,878
LCI Industries	1,905	146,342
Lear Corp.	7,582	1,028,953
Modine Manufacturing Co. (a)	5,409	75,023
Motorcar Parts of America, Inc. (a)	21	396
Shiloh Industries, Inc. (a)	1,816	9,988
Standard Motor Products, Inc.	1,665	81,752
Stoneridge, Inc. (a)	2,005	57,864
Strattec Security Corp.	80	2,350
Superior Industries International, Inc.	2,010	9,568
Tenneco, Inc. Class A	5,669	125,625
Tower International, Inc.	1,930	40,588
Veoneer, Inc. (a)	8,840	202,171
Visteon Corp. (a) (b)	3,827	257,748
		6,565,307
AUTOMOBILES — 0.5%
Ford Motor Co.	470,392	4,130,042
General Motors Co.	149,265	5,537,732
Harley-Davidson, Inc. (b)	24,483	873,064
Tesla, Inc. (a)	15,061	4,214,971
Thor Industries, Inc.	5,448	339,792
Winnebago Industries, Inc. (b)	3,569	111,174
		15,206,775
BANKS — 5.8%
1st Source Corp.	1,751	78,637

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ACNB Corp.	160	$5,920
Allegiance Bancshares, Inc. (a)	1,706	57,526
American National Bankshares, Inc.	1,666	58,177
Ameris Bancorp	3,970	136,369
Arrow Financial Corp.	1,798	59,136
Associated Banc-Corp.	19,705	420,702
Atlantic Capital Bancshares, Inc. (a)	3,532	62,976
Banc of California, Inc.	5,438	75,262
BancFirst Corp.	1,954	101,901
Bancorp, Inc. (a)	114	921
BancorpSouth Bank	10,864	306,582
Bank of America Corp.	1,095,526	30,225,562
Bank of Commerce Holdings	1,816	19,159
Bank of Hawaii Corp.	5,415	427,081
Bank of Marin Bancorp	324	13,184
Bank OZK	14,960	433,541
BankUnited, Inc.	12,857	429,424
Bankwell Financial Group, Inc.	130	3,793
Banner Corp.	3,734	202,271
Bar Harbor Bankshares	1,816	46,980
BB&T Corp.	85,539	3,980,130
BCB Bancorp, Inc.	1,736	23,262
Berkshire Hills Bancorp, Inc.	3,811	103,812
Blue Hills Bancorp, Inc.	1,956	46,748
BOK Financial Corp.	2,548	207,789
Boston Private Financial Holdings, Inc.	9,334	102,301
Bridge Bancorp, Inc.	1,864	54,615
Brookline Bancorp, Inc.	9,104	131,098
Bryn Mawr Bank Corp.	1,774	64,095
C&F Financial Corp.	70	3,542
Cadence BanCorp	6,081	112,803
Camden National Corp.	1,825	76,139
Capital City Bank Group, Inc.	1,716	37,374
Capstar Financial Holdings, Inc.	170	2,455
Carolina Financial Corp.	1,886	65,237
Cathay General Bancorp	9,080	307,903
CenterState Bank Corp.	11,574	275,577
Central Pacific Financial Corp.	3,636	104,862
Central Valley Community Bancorp	1,706	33,352
Chemical Financial Corp.	7,493	308,412
CIT Group, Inc.	8,228	394,697
Citigroup, Inc.	280,610	17,459,554
Citizens & Northern Corp.	1,735	43,444
Citizens Financial Group, Inc.	53,326	1,733,095
City Holding Co.	1,844	140,494
Civista Bancshares, Inc.	1,666	36,369
CNB Financial Corp.	1,891	47,786
Codorus Valley Bancorp, Inc.	1,499	32,004
Columbia Banking System, Inc.	9,030	295,191
Comerica, Inc.	20,479	1,501,520
Commerce Bancshares, Inc.	13,468	781,952
Community Bank System, Inc.	5,590	334,114
Security Description	Shares	Value
Community Bankers Trust Corp.	1,976	$14,464
Community Financial Corp.	90	2,553
Community Trust Bancorp, Inc.	1,833	75,263
ConnectOne Bancorp, Inc.	3,572	70,368
County Bancorp, Inc.	110	1,936
Cullen/Frost Bankers, Inc.	7,198	698,710
Customers Bancorp, Inc. (a)	3,697	67,692
CVB Financial Corp.	12,724	267,840
DNB Financial Corp.	80	3,022
Eagle Bancorp, Inc. (a)	3,814	191,463
East West Bancorp, Inc.	16,819	806,807
Enterprise Bancorp, Inc.	1,656	47,577
Enterprise Financial Services Corp.	1,977	80,602
Evans Bancorp, Inc.	110	3,921
Farmers National Banc Corp.	2,006	27,663
FB Financial Corp.	1,746	55,453
Fidelity Southern Corp.	2,006	54,944
Fifth Third Bancorp	88,545	2,233,092
Financial Institutions, Inc.	1,794	48,761
First BanCorp	24,029	275,372
First Bancorp, Inc.	1,676	41,766
First Bancorp/Southern Pines	1,843	64,063
First Busey Corp.	3,829	93,428
First Business Financial Services, Inc.	1,656	33,153
First Citizens BancShares, Inc. Class A	1,223	498,006
First Commonwealth Financial Corp.	11,071	139,495
First Community Bankshares, Inc.	1,798	59,586
First Financial Bancorp	9,341	224,744
First Financial Bankshares, Inc. (b)	7,273	420,234
First Financial Corp.	1,704	71,568
First Financial Northwest, Inc.	1,656	26,082
First Foundation, Inc.	3,522	47,794
First Hawaiian, Inc.	5,661	147,469
First Horizon National Corp.	40,138	561,129
First Internet Bancorp	160	3,093
First Interstate BancSystem, Inc. Class A	3,683	146,657
First Merchants Corp.	5,568	205,181
First Mid-Illinois Bancshares, Inc.	1,666	55,511
First Midwest Bancorp, Inc.	12,746	260,783
First Northwest Bancorp	1,696	26,407
First of Long Island Corp.	1,909	41,864
First Republic Bank	19,465	1,955,454
Flushing Financial Corp.	3,605	79,058
FNB Corp.	41,391	438,745
Franklin Financial Network, Inc.	1,756	50,942
Fulton Financial Corp.	21,366	330,746
German American Bancorp, Inc.	5,059	148,735
Glacier Bancorp, Inc.	9,224	369,606
Great Southern Bancorp, Inc.	2,032	105,461
Great Western Bancorp, Inc.	7,245	228,870
Hancock Whitney Corp.	9,294	375,478
Hanmi Financial Corp.	3,696	78,614

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
HarborOne Bancorp, Inc. (a)	1,776	$30,547
Heartland Financial USA, Inc.	3,582	152,772
Heritage Commerce Corp.	3,742	45,278
Heritage Financial Corp.	3,590	108,203
Hilltop Holdings, Inc.	9,081	165,728
Home BancShares, Inc.	20,451	359,324
HomeTrust Bancshares, Inc.	1,930	48,636
Hope Bancorp, Inc.	14,646	191,570
Horizon Bancorp, Inc.	3,232	52,003
Howard Bancorp, Inc. (a)	1,666	24,673
Huntington Bancshares, Inc.	123,931	1,571,445
IBERIABANK Corp.	6,678	478,879
Independent Bank Corp. (c)	3,600	291,636
Independent Bank Corp. (c)	1,936	41,624
Independent Bank Group, Inc.	2,974	152,536
International Bancshares Corp.	5,676	215,858
Investar Holding Corp.	180	4,088
Investors Bancorp, Inc.	33,820	400,767
JPMorgan Chase & Co.	363,208	36,767,546
KeyCorp	119,086	1,875,604
Lakeland Bancorp, Inc.	5,388	80,443
Lakeland Financial Corp.	3,499	158,225
LCNB Corp.	1,676	28,743
LegacyTexas Financial Group, Inc.	5,430	203,028
Live Oak Bancshares, Inc. (b)	1,896	27,701
M&T Bank Corp.	15,066	2,365,663
Macatawa Bank Corp.	3,522	35,009
MBT Financial Corp.	1,813	18,166
Mercantile Bank Corp.	1,806	59,092
Middlefield Banc Corp.	60	2,473
Midland States Bancorp, Inc.	1,756	42,249
MidSouth Bancorp, Inc.	1,736	19,808
MidWestOne Financial Group, Inc.	1,676	45,671
MutualFirst Financial, Inc.	130	3,896
National Bank Holdings Corp. Class A	3,716	123,594
National Bankshares, Inc.	1,540	65,989
National Commerce Corp. (a)	1,726	67,676
NBT Bancorp, Inc.	5,355	192,834
Nicolet Bankshares, Inc. (a)	180	10,728
Northrim BanCorp, Inc.	150	5,163
Norwood Financial Corp.	130	4,009
OFG Bancorp	142	2,810
Ohio Valley Banc Corp.	80	2,892
Old Line Bancshares, Inc.	1,676	41,783
Old National Bancorp	15,090	247,476
Old Second Bancorp, Inc.	3,512	44,216
Opus Bank	3,492	69,142
Orrstown Financial Services, Inc.	170	3,160
Pacific Premier Bancorp, Inc.	3,771	100,045
PacWest Bancorp	15,847	596,006
Park National Corp.	1,853	175,572
Peapack Gladstone Financial Corp.	1,816	47,615
Penns Woods Bancorp, Inc.	90	3,699
Peoples Bancorp, Inc.	1,855	57,449
People's United Financial, Inc.	44,115	725,251
Security Description	Shares	Value
People's Utah Bancorp	1,806	$47,624
Pinnacle Financial Partners, Inc.	8,940	489,018
PNC Financial Services Group, Inc.	50,315	6,171,638
Popular, Inc.	12,696	661,842
Premier Financial Bancorp, Inc.	1,939	30,462
Prosperity Bancshares, Inc. (b)	8,774	605,932
QCR Holdings, Inc.	1,716	58,207
Regions Financial Corp.	130,070	1,840,490
Renasant Corp.	5,532	187,258
Republic Bancorp, Inc. Class A	158	7,066
S&T Bancorp, Inc.	3,700	146,261
Sandy Spring Bancorp, Inc.	1,973	61,715
Seacoast Banking Corp. of Florida (a)	3,822	100,710
ServisFirst Bancshares, Inc. (b)	5,366	181,156
Shore Bancshares, Inc.	1,746	26,033
Sierra Bancorp	1,706	41,456
Signature Bank	5,593	716,295
Simmons First National Corp. Class A	8,659	211,972
SmartFinancial, Inc. (a)	150	2,836
South State Corp.	3,761	257,027
Southern First Bancshares, Inc. (a)	150	5,080
Southern National Bancorp of Virginia, Inc.	1,976	28,948
Southside Bancshares, Inc.	3,566	118,498
Sterling Bancorp	22,143	412,524
Stock Yards Bancorp, Inc.	1,976	66,809
Summit Financial Group, Inc.	1,676	44,431
SunTrust Banks, Inc.	52,671	3,120,757
SVB Financial Group (a)	5,643	1,254,777
Synovus Financial Corp.	18,531	636,725
TCF Financial Corp.	18,683	386,551
Texas Capital Bancshares, Inc. (a)	5,540	302,429
Tompkins Financial Corp.	1,727	131,373
Towne Bank	7,167	177,383
TriCo Bancshares	4,168	163,761
TriState Capital Holdings, Inc. (a)	1,966	40,165
Triumph Bancorp, Inc. (a)	1,866	54,842
Trustmark Corp.	7,385	248,358
UMB Financial Corp.	5,424	347,353
Umpqua Holdings Corp.	28,204	465,366
Union Bankshares Corp.	9,061	292,942
United Bankshares, Inc.	14,512	525,915
United Community Banks, Inc.	7,503	187,050
Univest Financial Corp.	3,567	87,249
US Bancorp	168,442	8,117,220
Valley National Bancorp	32,011	306,665
Veritex Holdings, Inc.	3,432	83,123
Washington Trust Bancorp, Inc.	1,824	87,826
Webster Financial Corp.	10,880	551,290
Wells Fargo & Co.	523,999	25,319,632
WesBanco, Inc.	5,047	200,618
West Bancorp, Inc.	3,318	68,616
Westamerica Bancorporation	3,598	222,356

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Western Alliance Bancorp (a)	11,090	$455,134
Wintrust Financial Corp.	5,685	382,771
Zions Bancorp NA	21,134	959,695
		180,719,278
BEVERAGES — 1.6%
Brown-Forman Corp. Class B	7,281	384,291
Castle Brands, Inc. (a) (b)	11,166	7,777
Coca-Cola Bottling Co. Consolidated	86	24,753
Coca-Cola Co.	466,810	21,874,717
Constellation Brands, Inc. Class A	17,328	3,038,118
Craft Brew Alliance, Inc. (a)	1,686	23,570
MGP Ingredients, Inc. (b)	1,736	133,933
Molson Coors Brewing Co. Class B	20,412	1,217,576
Monster Beverage Corp. (a)	48,739	2,660,175
National Beverage Corp. (b)	2,000	115,460
PepsiCo, Inc.	160,742	19,698,932
Primo Water Corp. (a)	3,592	55,532
		49,234,834
BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	169,334	13,646,627
Abeona Therapeutics, Inc. (a) (b)	1,996	14,691
ACADIA Pharmaceuticals, Inc. (a) (b)	16,362	439,320
Acceleron Pharma, Inc. (a) (b)	3,763	175,243
Achaogen, Inc. (a) (b)	3,742	1,707
Achillion Pharmaceuticals, Inc. (a)	1,775	5,254
Acorda Therapeutics, Inc. (a)	5,408	71,872
Adamas Pharmaceuticals, Inc. (a) (b)	1,916	13,623
Aduro Biotech, Inc. (a)	25,863	102,935
Adverum Biotechnologies, Inc. (a) (b)	3,642	19,084
Agenus, Inc. (a)	10,976	32,599
AgeX Therapeutics, Inc. (a) (b)	1,411	5,715
Agios Pharmaceuticals, Inc. (a) (b)	5,383	363,030
Aimmune Therapeutics, Inc. (a) (b)	1,906	42,599
Akebia Therapeutics, Inc. (a) (b)	10,622	86,994
Albireo Pharma, Inc. (a)	80	2,577
Alder Biopharmaceuticals, Inc. (a) (b)	1,782	24,324
Aldeyra Therapeutics, Inc. (a)	1,836	16,579
Alexion Pharmaceuticals, Inc. (a)	26,684	3,607,143
Alnylam Pharmaceuticals, Inc. (a)	9,271	866,375
AMAG Pharmaceuticals, Inc. (a) (b)	42	541
Amgen, Inc.	73,348	13,934,653
Amicus Therapeutics, Inc. (a) (b)	20,480	278,528
AnaptysBio, Inc. (a) (b)	3,020	220,611
Anavex Life Sciences Corp. (a) (b)	5,328	16,250
Anika Therapeutics, Inc. (a)	1,834	55,460
Apellis Pharmaceuticals, Inc. (a)	8,900	173,550
Ardelyx, Inc. (a)	3,702	10,366
Arena Pharmaceuticals, Inc. (a)	5,407	242,396
ArQule, Inc. (a) (b)	34,600	165,734
Security Description	Shares	Value
Array BioPharma, Inc. (a) (b)	29,993	$731,229
Arrowhead Pharmaceuticals, Inc. (a) (b)	20,875	383,056
Assembly Biosciences, Inc. (a)	1,846	36,348
Atara Biotherapeutics, Inc. (a) (b)	4,626	183,883
Athersys, Inc. (a) (b)	12,993	19,489
Audentes Therapeutics, Inc. (a)	1,996	77,884
AVEO Pharmaceuticals, Inc. (a) (b)	15,005	12,306
Avid Bioservices, Inc. (a)	3,672	15,606
Bellicum Pharmaceuticals, Inc. (a)	3,722	12,543
BioCryst Pharmaceuticals, Inc. (a) (b)	14,624	119,039
Biogen, Inc. (a)	23,345	5,518,291
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,100	159,557
BioMarin Pharmaceutical, Inc. (a)	19,303	1,714,685
BioSpecifics Technologies Corp. (a)	130	8,103
BioTime, Inc. (a) (b)	16,334	21,398
Bluebird Bio, Inc. (a) (b)	5,462	859,336
Blueprint Medicines Corp. (a)	5,681	454,764
Calithera Biosciences, Inc. (a)	3,552	23,940
Cara Therapeutics, Inc. (a) (b)	3,642	71,456
CareDx, Inc. (a)	5,905	186,126
Catalyst Pharmaceuticals, Inc. (a) (b)	7,354	37,505
Celgene Corp. (a)	82,947	7,825,220
Cellular Biomedicine Group, Inc. (a)	1,716	29,687
CEL-SCI Corp. (a) (b)	18,655	66,039
ChemoCentryx, Inc. (a)	3,695	51,324
Chimerix, Inc. (a)	127	267
Clovis Oncology, Inc. (a)	5,594	138,843
Coherus Biosciences, Inc. (a) (b)	9,742	132,881
Conatus Pharmaceuticals, Inc. (a) (b)	3,622	3,912
Concert Pharmaceuticals, Inc. (a)	1,866	22,523
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	5,428	37,725
Corvus Pharmaceuticals, Inc. (a) (b)	1,826	7,341
CTI BioPharma Corp. (a) (b)	3,842	3,728
Cytokinetics, Inc. (a)	5,679	45,943
CytomX Therapeutics, Inc. (a)	3,552	38,184
Denali Therapeutics, Inc. (a) (b)	10,500	243,810
Dicerna Pharmaceuticals, Inc. (a)	1,906	27,923
Dynavax Technologies Corp. (a) (b)	7,384	53,977
Eagle Pharmaceuticals, Inc. (a)	1,709	86,287
Editas Medicine, Inc. (a) (b)	11,742	287,092
Emergent BioSolutions, Inc. (a)	3,730	188,440
Enanta Pharmaceuticals, Inc. (a)	1,853	176,999
Epizyme, Inc. (a)	5,668	70,227
Esperion Therapeutics, Inc. (a) (b)	2,000	80,300
Exact Sciences Corp. (a) (b)	15,005	1,299,733
Exelixis, Inc. (a)	37,288	887,454
Fate Therapeutics, Inc. (a) (b)	15,357	269,822
FibroGen, Inc. (a)	9,120	495,672

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Five Prime Therapeutics, Inc. (a) (b)	3,535	$47,369
Flexion Therapeutics, Inc. (a) (b)	3,592	44,828
Fortress Biotech, Inc. (a) (b)	2,903	5,167
Galectin Therapeutics, Inc. (a) (b)	35,400	180,894
Genomic Health, Inc. (a)	3,713	260,096
Geron Corp. (a) (b)	20,400	33,864
Gilead Sciences, Inc.	145,852	9,481,839
Global Blood Therapeutics, Inc. (a) (b)	7,230	382,684
GlycoMimetics, Inc. (a) (b)	3,642	45,379
Halozyme Therapeutics, Inc. (a)	14,920	240,212
Heron Therapeutics, Inc. (a) (b)	7,194	175,821
Idera Pharmaceuticals, Inc. (a) (b)	5,177	13,201
Immune Design Corp. (a)	3,548	20,756
ImmunoGen, Inc. (a) (b)	18,766	50,856
Immunomedics, Inc. (a) (b)	20,387	391,634
Incyte Corp. (a)	25,851	2,223,444
Inovio Pharmaceuticals, Inc. (a) (b)	126	470
Insmed, Inc. (a) (b)	10,935	317,880
Insys Therapeutics, Inc. (a) (b)	21	97
Intellia Therapeutics, Inc. (a) (b)	14,716	251,349
Intercept Pharmaceuticals, Inc. (a) (b)	1,677	187,589
Intrexon Corp. (a) (b)	63	331
Invitae Corp. (a)	5,388	126,187
Ionis Pharmaceuticals, Inc. (a) (b)	14,051	1,140,520
Iovance Biotherapeutics, Inc. (a) (b)	7,414	70,507
Ironwood Pharmaceuticals, Inc. (a) (b)	16,402	221,919
Jounce Therapeutics, Inc. (a)	1,826	11,321
Kadmon Holdings, Inc. (a) (b)	7,174	18,939
Karyopharm Therapeutics, Inc. (a) (b)	3,732	21,795
Kindred Biosciences, Inc. (a)	3,542	32,480
Kura Oncology, Inc. (a) (b)	1,986	32,948
La Jolla Pharmaceutical Co. (a) (b)	1,976	12,706
Lexicon Pharmaceuticals, Inc. (a) (b)	15,009	83,450
Ligand Pharmaceuticals, Inc. (a) (b)	2,204	277,065
MacroGenics, Inc. (a)	3,682	66,202
Madrigal Pharmaceuticals, Inc. (a) (b)	1,045	130,897
MannKind Corp. (a) (b)	3,812	7,510
MediciNova, Inc. (a) (b)	3,602	29,825
MiMedx Group, Inc. (a) (b)	7	25
Minerva Neurosciences, Inc. (a)	5,348	42,035
Miragen Therapeutics, Inc. (a) (b)	1,686	4,704
Mirati Therapeutics, Inc. (a) (b)	4,070	298,331
Molecular Templates, Inc. (a) (b)	1,696	9,854
Momenta Pharmaceuticals, Inc. (a)	10,928	158,784
Myriad Genetics, Inc. (a) (b)	9,045	300,294
NantKwest, Inc. (a) (b)	3,652	5,770
Natera, Inc. (a)	3,772	77,779
Neurocrine Biosciences, Inc. (a)	11,090	977,029
Security Description	Shares	Value
NewLink Genetics Corp. (a) (b)	112	$216
Novavax, Inc. (a) (b)	64,788	35,692
OPKO Health, Inc. (a) (b)	41,468	108,231
Organovo Holdings, Inc. (a) (b)	147	146
PDL BioPharma, Inc. (a)	3,900	14,508
Pieris Pharmaceuticals, Inc. (a)	5,588	18,720
Pluristem Therapeutics, Inc. (a) (b)	7,394	7,172
PolarityTE, Inc. (a) (b)	110	1,177
Portola Pharmaceuticals, Inc. (a) (b)	9,006	312,508
Progenics Pharmaceuticals, Inc. (a)	9,941	46,126
Protagonist Therapeutics, Inc. (a)	180	2,263
PTC Therapeutics, Inc. (a)	3,982	149,882
Puma Biotechnology, Inc. (a) (b)	3,669	142,321
Ra Pharmaceuticals, Inc. (a)	1,686	37,766
Radius Health, Inc. (a) (b)	5,518	110,029
Recro Pharma, Inc. (a)	1,816	10,642
Regeneron Pharmaceuticals, Inc. (a)	9,357	3,842,171
REGENXBIO, Inc. (a)	3,602	206,431
Repligen Corp. (a) (b)	3,746	221,314
Retrophin, Inc. (a)	5,328	120,573
Rigel Pharmaceuticals, Inc. (a) (b)	9,256	23,788
Rocket Pharmaceuticals, Inc. (a)	11,400	199,956
Sage Therapeutics, Inc. (a) (b)	5,327	847,259
Sangamo Therapeutics, Inc. (a) (b)	10,550	100,647
Sarepta Therapeutics, Inc. (a) (b)	8,569	1,021,339
Savara, Inc. (a) (b)	1,906	14,047
Seattle Genetics, Inc. (a) (b)	18,726	1,371,492
Selecta Biosciences, Inc. (a) (b)	1,696	4,020
Seres Therapeutics, Inc. (a) (b)	3,682	25,295
Sesen Bio, Inc. (a) (b)	98,991	101,961
Sorrento Therapeutics, Inc. (a) (b)	3,562	16,919
Spark Therapeutics, Inc. (a)	3,676	418,623
Spectrum Pharmaceuticals, Inc. (a)	7,265	77,663
Spring Bank Pharmaceuticals, Inc. (a) (b)	1,716	18,001
Stemline Therapeutics, Inc. (a)	1,987	25,533
Syndax Pharmaceuticals, Inc. (a)	1,816	9,534
Synergy Pharmaceuticals, Inc.	894	8
Synlogic, Inc. (a) (b)	1,686	12,797
Syros Pharmaceuticals, Inc. (a)	1,716	15,684
T2 Biosystems, Inc. (a) (b)	30,600	80,478
TG Therapeutics, Inc. (a) (b)	9,220	74,129
Trevena, Inc. (a) (b)	7,484	11,675
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,514	382,451
United Therapeutics Corp. (a)	5,419	636,028
Vanda Pharmaceuticals, Inc. (a)	5,647	103,905
Veracyte, Inc. (a)	1,956	48,939
Verastem, Inc. (a) (b)	34,246	101,368
Vericel Corp. (a)	18,818	329,503
Vertex Pharmaceuticals, Inc. (a)	30,369	5,586,378
Viking Therapeutics, Inc. (a) (b)	10,710	106,457
Voyager Therapeutics, Inc. (a)	1,746	33,418
XBiotech, Inc. (a)	1,836	20,233

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	5,638	$175,116
ZIOPHARM Oncology, Inc. (a) (b)	20,311	78,197
		93,829,642
BUILDING PRODUCTS — 0.3%
AAON, Inc.	3,792	175,115
Advanced Drainage Systems, Inc.	5,329	137,328
American Woodmark Corp. (a)	1,784	147,412
AO Smith Corp.	3,928	209,441
Apogee Enterprises, Inc.	3,620	135,714
Armstrong Flooring, Inc. (a)	3,582	48,715
Armstrong World Industries, Inc.	5,629	447,055
Builders FirstSource, Inc. (a)	11,127	148,434
Continental Building Products, Inc. (a)	3,812	94,499
CSW Industrials, Inc. (a)	1,796	102,893
Fortune Brands Home & Security, Inc.	14,577	694,011
Gibraltar Industries, Inc. (a)	1,970	80,002
Griffon Corp.	5,387	99,552
Insteel Industries, Inc.	1,877	39,267
JELD-WEN Holding, Inc. (a)	5,618	99,214
Lennox International, Inc.	4,875	1,288,950
Masco Corp.	35,434	1,392,911
Masonite International Corp. (a)	3,338	166,533
NCI Building Systems, Inc. (a)	3,846	23,691
Owens Corning	12,850	605,492
Patrick Industries, Inc. (a)	3,539	160,387
PGT Innovations, Inc. (a)	5,611	77,712
Quanex Building Products Corp.	3,791	60,239
Resideo Technologies, Inc. (a)	11,800	227,622
Simpson Manufacturing Co., Inc.	5,371	318,339
Trex Co., Inc. (a)	7,436	457,463
Universal Forest Products, Inc.	3,602	107,664
USG Corp.	14,631	633,522
		8,179,177
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	7,074	757,696
Ameriprise Financial, Inc.	16,671	2,135,555
Artisan Partners Asset Management, Inc. Class A	1,704	42,890
B. Riley Financial, Inc. (b)	1,836	30,643
Bank of New York Mellon Corp.	113,846	5,741,254
BGC Partners, Inc. Class A	24,060	127,759
BlackRock, Inc.	17,964	7,677,275
Blucora, Inc. (a)	5,423	181,020
Cboe Global Markets, Inc.	11,687	1,115,407
Charles Schwab Corp.	132,635	5,671,473
CME Group, Inc.	35,568	5,853,781
Cohen & Steers, Inc.	1,865	78,833
Cowen, Inc. (a) (b)	3,685	53,396
Diamond Hill Investment Group, Inc.	96	13,440
Donnelley Financial Solutions, Inc. (a)	3,711	55,220
E*TRADE Financial Corp.	30,767	1,428,512
Security Description	Shares	Value
Evercore, Inc. Class A	3,856	$350,896
FactSet Research Systems, Inc.	3,819	948,143
Franklin Resources, Inc.	38,837	1,287,058
GAIN Capital Holdings, Inc. (b)	3,082	19,355
GAMCO Investors, Inc. Class A	82	1,681
Goldman Sachs Group, Inc.	40,511	7,777,707
Greenhill & Co., Inc.	109	2,345
Hamilton Lane, Inc. Class A	1,676	73,040
Hennessy Advisors, Inc.	100	925
Houlihan Lokey, Inc.	1,946	89,224
Intercontinental Exchange, Inc.	63,413	4,828,266
INTL. FCStone, Inc. (a)	1,839	71,280
Invesco, Ltd.	48,748	941,324
Ladenburg Thalmann Financial Services, Inc.	11,003	31,138
Lazard, Ltd. Class A	7,440	268,882
Legg Mason, Inc.	10,983	300,605
LPL Financial Holdings, Inc.	10,870	757,095
MarketAxess Holdings, Inc.	3,838	944,455
Moelis & Co. Class A	5,401	224,736
Moody's Corp.	22,165	4,013,860
Morgan Stanley	151,854	6,408,239
Morningstar, Inc.	1,825	229,932
MSCI, Inc.	10,625	2,112,675
Nasdaq, Inc.	14,001	1,224,947
Northern Trust Corp.	24,446	2,210,163
Piper Jaffray Cos.	1,869	136,119
PJT Partners, Inc. Class A	1,836	76,745
Pzena Investment Management, Inc. Class A	1,796	14,530
Raymond James Financial, Inc.	15,052	1,210,331
S&P Global, Inc.	29,075	6,121,741
Safeguard Scientifics, Inc. (a)	84	911
SEI Investments Co.	15,087	788,296
Silvercrest Asset Management Group, Inc. Class A	130	1,852
Stifel Financial Corp.	7,503	395,858
T Rowe Price Group, Inc.	28,123	2,815,675
TD Ameritrade Holding Corp.	59,890	2,993,901
Virtu Financial, Inc. Class A (b)	5,507	130,791
Virtus Investment Partners, Inc.	150	14,632
Waddell & Reed Financial, Inc. Class A (b)	1,880	32,505
Westwood Holdings Group, Inc.	182	6,419
WisdomTree Investments, Inc.	12,737	89,923
		80,912,354
CHEMICALS — 1.9%
Advanced Emissions Solutions, Inc.	1,896	21,918
AdvanSix, Inc. (a)	3,569	101,966
AgroFresh Solutions, Inc. (a)	5,618	18,764
Air Products & Chemicals, Inc.	25,799	4,926,577
Albemarle Corp. (b)	13,000	1,065,740
American Vanguard Corp.	159	2,738
Ashland Global Holdings, Inc.	7,360	575,037
Axalta Coating Systems, Ltd. (a)	29,798	751,208

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Balchem Corp.	3,680	$341,504
Cabot Corp.	7,247	301,693
Celanese Corp. Series A	16,150	1,592,551
CF Industries Holdings, Inc.	27,666	1,130,986
Chase Corp.	160	14,806
Chemours Co.	22,122	822,054
DowDuPont, Inc.	271,757	14,487,366
Eastman Chemical Co.	16,912	1,283,283
Ecolab, Inc.	33,082	5,840,296
Element Solutions, Inc. (a)	30,199	305,010
Ferro Corp. (a)	9,204	174,232
Flotek Industries, Inc. (a)	42	136
FMC Corp.	15,072	1,157,831
FutureFuel Corp.	3,546	47,516
GCP Applied Technologies, Inc. (a)	9,156	271,018
Hawkins, Inc.	1,694	62,390
HB Fuller Co.	5,625	273,600
Huntsman Corp.	22,503	506,092
Ingevity Corp. (a)	5,449	575,469
Innophos Holdings, Inc.	1,955	58,924
Innospec, Inc.	3,552	296,059
International Flavors & Fragrances, Inc. (b)	9,129	1,175,724
Intrepid Potash, Inc. (a)	12,732	48,254
Koppers Holdings, Inc. (a)	1,955	50,791
Kraton Corp. (a)	3,656	117,650
Linde PLC	32,578	5,731,448
Livent Corp. (a)	14,070	172,780
LSB Industries, Inc. (a)	1,946	12,143
Minerals Technologies, Inc.	3,738	219,757
Mosaic Co.	42,520	1,161,221
NewMarket Corp.	1,406	609,585
Olin Corp.	18,722	433,227
OMNOVA Solutions, Inc. (a)	5,400	37,908
PolyOne Corp.	10,991	322,146
PPG Industries, Inc.	30,047	3,391,405
Quaker Chemical Corp.	1,797	359,993
Rayonier Advanced Materials, Inc. (b)	1,774	24,055
RPM International, Inc.	15,047	873,328
Scotts Miracle-Gro Co. (b)	5,375	422,367
Sensient Technologies Corp.	5,505	373,184
Sherwin-Williams Co.	10,027	4,318,729
Stepan Co.	1,959	171,452
Trecora Resources (a)	1,936	17,598
Tredegar Corp.	5,600	90,384
Trinseo SA	5,443	246,568
Tronox Holdings PLC Class A	5,620	73,903
Valvoline, Inc.	24,490	454,534
Westlake Chemical Corp.	3,808	258,411
WR Grace & Co.	8,950	698,458
		58,873,767
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	7,388	268,554
ACCO Brands Corp.	12,721	108,892
Security Description	Shares	Value
Advanced Disposal Services, Inc. (a)	7,234	$202,552
Brink's Co.	6,849	516,483
Casella Waste Systems, Inc. Class A (a)	3,842	136,621
CECO Environmental Corp. (a)	21	151
Cintas Corp.	10,384	2,098,710
Civeo Corp. (a)	20,361	42,758
Clean Harbors, Inc. (a)	6,852	490,124
Copart, Inc. (a)	24,368	1,476,457
Covanta Holding Corp.	14,984	259,373
Deluxe Corp.	5,568	243,433
Ennis, Inc.	3,560	73,906
Healthcare Services Group, Inc.	9,070	299,219
Heritage-Crystal Clean, Inc. (a)	1,806	49,575
Herman Miller, Inc.	7,314	257,306
HNI Corp.	6,822	247,570
Interface, Inc.	7,265	111,300
KAR Auction Services, Inc.	16,832	863,650
Kimball International, Inc. Class B	3,752	53,053
Knoll, Inc.	5,449	103,041
LSC Communications, Inc.	21	137
Matthews International Corp. Class A	3,664	135,385
McGrath RentCorp	3,552	200,937
Mobile Mini, Inc.	5,450	184,973
MSA Safety, Inc.	3,750	387,750
Multi-Color Corp.	1,774	88,505
PICO Holdings, Inc. (a)	184	1,822
Pitney Bowes, Inc.	1,718	11,803
Quad/Graphics, Inc. (b)	3,653	43,471
Republic Services, Inc.	36,686	2,948,821
Rollins, Inc.	14,150	588,923
RR Donnelley & Sons Co.	84	396
SP Plus Corp. (a)	1,974	67,353
Steelcase, Inc. Class A	10,860	158,013
Stericycle, Inc. (a) (b)	9,400	511,548
Team, Inc. (a) (b)	70	1,225
Tetra Tech, Inc.	7,273	433,398
UniFirst Corp.	1,737	266,629
US Ecology, Inc.	1,979	110,784
Viad Corp.	1,965	110,610
VSE Corp.	156	4,926
Waste Management, Inc.	47,475	4,933,127
		19,093,264
COMMUNICATIONS EQUIPMENT — 1.3%
Acacia Communications, Inc. (a)	1,906	109,309
ADTRAN, Inc.	5,669	77,665
Aerohive Networks, Inc. (a)	3,672	16,634
Applied Optoelectronics, Inc. (a) (b)	3,646	44,481
Arista Networks, Inc. (a)	5,594	1,759,089
ARRIS International PLC (a)	21,176	669,373
CalAmp Corp. (a)	3,774	47,477
Calix, Inc. (a)	5,363	41,295
Ciena Corp. (a)	19,490	727,757

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	532,142	$28,730,346
Clearfield, Inc. (a)	1,736	25,519
CommScope Holding Co., Inc. (a)	24,094	523,563
Comtech Telecommunications Corp.	50	1,161
DASAN Zhone Solutions, Inc. (a)	140	1,497
Digi International, Inc. (a)	3,573	45,270
EchoStar Corp. Class A (a)	5,591	203,792
EMCORE Corp. (a)	3,532	12,892
Extreme Networks, Inc. (a)	13,133	98,366
F5 Networks, Inc. (a)	7,518	1,179,800
Finisar Corp. (a)	14,830	343,611
Harmonic, Inc. (a)	126	683
Infinera Corp. (a) (b)	21,326	92,555
Inseego Corp. (a) (b)	42,040	198,429
InterDigital, Inc.	3,814	251,648
Juniper Networks, Inc.	45,598	1,206,979
KVH Industries, Inc. (a)	1,809	18,434
Lumentum Holdings, Inc. (a) (b)	7,342	415,117
Motorola Solutions, Inc.	19,421	2,727,097
NETGEAR, Inc. (a)	3,824	126,651
NetScout Systems, Inc. (a)	11,168	313,486
Plantronics, Inc.	3,866	178,261
Quantenna Communications, Inc. (a)	2,006	48,806
Resonant, Inc. (a)	47,751	143,253
Ribbon Communications, Inc. (a)	170	875
TESSCO Technologies, Inc.	100	1,548
ViaSat, Inc. (a) (b)	5,680	440,200
Viavi Solutions, Inc. (a)	28,001	346,652
		41,169,571
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	19,621	582,155
Aegion Corp. (a)	3,824	67,188
Ameresco, Inc. Class A (a)	1,856	30,030
Arcosa, Inc.	6,260	191,243
Argan, Inc.	1,804	90,110
Comfort Systems USA, Inc.	3,718	194,786
Dycom Industries, Inc. (a)	3,656	167,957
EMCOR Group, Inc.	7,382	539,477
Fluor Corp.	17,788	654,598
Granite Construction, Inc.	5,710	246,387
Great Lakes Dredge & Dock Corp. (a)	1,708	15,218
HC2 Holdings, Inc. (a) (b)	4,981	12,203
IES Holdings, Inc. (a)	1,916	34,047
Jacobs Engineering Group, Inc.	14,532	1,092,661
KBR, Inc.	7,329	139,911
MasTec, Inc. (a) (b)	7,505	360,990
MYR Group, Inc. (a)	1,923	66,593
Northwest Pipe Co. (a)	1,676	40,224
NV5 Global, Inc. (a) (b)	170	10,091
Orion Group Holdings, Inc. (a)	91	266
Primoris Services Corp.	3,528	72,959
Quanta Services, Inc.	15,078	569,044
Sterling Construction Co., Inc. (a)	3,512	43,970
Security Description	Shares	Value
Tutor Perini Corp. (a) (b)	4,195	$71,818
Valmont Industries, Inc.	1,987	258,509
		5,552,435
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,567	469,298
Forterra, Inc. (a) (b)	1,846	7,790
Martin Marietta Materials, Inc.	7,327	1,474,046
Summit Materials, Inc. Class A (a) (b)	15,883	252,063
United States Lime & Minerals, Inc.	40	3,085
US Concrete, Inc. (a) (b)	1,817	75,260
Vulcan Materials Co.	15,050	1,781,920
		4,063,462
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	52,500	1,443,225
American Express Co.	98,031	10,714,788
Capital One Financial Corp.	53,561	4,375,398
Credit Acceptance Corp. (a) (b)	1,765	797,657
Discover Financial Services	38,442	2,735,533
Elevate Credit, Inc. (a)	1,676	7,274
Encore Capital Group, Inc. (a) (b)	3,514	95,686
Enova International, Inc. (a)	84	1,917
FirstCash, Inc.	5,501	475,837
Green Dot Corp. Class A (a)	5,339	323,810
LendingClub Corp. (a)	1,865	5,763
Navient Corp.	32,576	376,904
Nelnet, Inc. Class A	1,895	104,358
OneMain Holdings, Inc.	8,708	276,479
PRA Group, Inc. (a)	5,582	149,653
Regional Management Corp. (a)	1,696	41,416
Santander Consumer USA Holdings, Inc.	3,780	79,871
SLM Corp.	55,984	554,802
Synchrony Financial	91,330	2,913,427
World Acceptance Corp. (a)	1,664	194,904
		25,668,702
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	5,548	590,252
Avery Dennison Corp.	9,265	1,046,945
Ball Corp.	40,120	2,321,343
Bemis Co., Inc.	11,087	615,107
Berry Global Group, Inc. (a)	12,751	686,896
Crown Holdings, Inc. (a)	15,103	824,171
Graphic Packaging Holding Co. (b)	35,697	450,853
Greif, Inc. Class A	1,593	65,711
International Paper Co.	48,824	2,259,086
Myers Industries, Inc.	3,571	61,100
Owens-Illinois, Inc.	20,469	388,502
Packaging Corp. of America	10,964	1,089,602
Sealed Air Corp.	20,440	941,466
Silgan Holdings, Inc.	12,382	366,879
Sonoco Products Co.	11,071	681,199
UFP Technologies, Inc. (a)	130	4,862

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Westrock Co.	31,024	$1,189,770
		13,583,744
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	5,447	202,247
Genuine Parts Co.	17,012	1,905,855
LKQ Corp. (a)	35,845	1,017,281
Pool Corp.	4,957	817,756
Weyco Group, Inc.	150	4,644
		3,947,783
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	7,341	340,035
American Public Education, Inc. (a)	1,847	55,632
Bridgepoint Education, Inc. (a)	1,947	11,896
Bright Horizons Family Solutions, Inc. (a)	5,527	702,537
Career Education Corp. (a)	7,478	123,537
Carriage Services, Inc.	1,844	35,497
Chegg, Inc. (a)	11,630	443,336
Collectors Universe, Inc.	180	3,154
Graham Holdings Co. Class B	86	58,753
Grand Canyon Education, Inc. (a)	5,569	637,706
H&R Block, Inc.	25,081	600,439
Houghton Mifflin Harcourt Co. (a)	126	916
K12, Inc. (a)	99	3,379
Laureate Education, Inc. Class A (a)	3,702	55,419
Liberty Tax, Inc.	1,175	11,621
Regis Corp. (a)	5,420	106,611
Service Corp. International	22,822	916,303
ServiceMaster Global Holdings, Inc. (a)	16,811	785,074
Sotheby's (a) (b)	5,520	208,380
Strategic Education, Inc.	3,287	431,616
Weight Watchers International, Inc. (a)	7,176	144,596
		5,676,437
DIVERSIFIED FINANCIAL SERVICES — 0.6%
AXA Equitable Holdings, Inc.	7,240	145,814
Berkshire Hathaway, Inc. Class B (a)	74,524	14,971,126
Cannae Holdings, Inc. (a)	3,751	90,999
Jefferies Financial Group, Inc.	37,279	700,473
Marlin Business Services Corp.	1,726	37,109
On Deck Capital, Inc. (a)	5,338	28,932
Voya Financial, Inc.	20,698	1,034,072
		17,008,525
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	796,910	24,991,098
ATN International, Inc.	1,734	97,780
CenturyLink, Inc.	120,753	1,447,828
Security Description	Shares	Value
Cincinnati Bell, Inc. (a)	6,648	$63,422
Cogent Communications Holdings, Inc.	5,476	297,073
Consolidated Communications Holdings, Inc. (b)	126	1,375
Frontier Communications Corp. (a) (b)	105	209
IDT Corp. Class B (a)	1,774	11,779
Iridium Communications, Inc. (a) (b)	9,022	238,542
Ooma, Inc. (a)	1,846	24,441
ORBCOMM, Inc. (a)	7,344	49,792
pdvWireless, Inc. (a)	180	6,329
Verizon Communications, Inc.	441,101	26,082,302
Vonage Holdings Corp. (a)	24,604	247,024
Zayo Group Holdings, Inc. (a)	22,254	632,459
		54,191,453
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	5,667	465,997
Alliant Energy Corp.	28,039	1,321,478
American Electric Power Co., Inc.	48,201	4,036,834
Duke Energy Corp.	71,684	6,451,560
Edison International	35,034	2,169,305
El Paso Electric Co.	3,854	226,692
Entergy Corp.	21,183	2,025,730
Evergy, Inc.	30,705	1,782,425
Eversource Energy	34,143	2,422,446
Exelon Corp.	104,055	5,216,277
FirstEnergy Corp.	52,373	2,179,241
Hawaiian Electric Industries, Inc.	14,590	594,834
IDACORP, Inc.	5,565	553,940
MGE Energy, Inc.	5,330	362,280
NextEra Energy, Inc.	47,657	9,213,051
OGE Energy Corp.	23,989	1,034,406
Otter Tail Corp.	5,076	252,886
PG&E Corp. (a)	55,583	989,377
Pinnacle West Capital Corp.	12,870	1,230,115
PNM Resources, Inc.	9,134	432,404
Portland General Electric Co.	10,902	565,160
PPL Corp.	70,086	2,224,530
Southern Co.	102,542	5,299,371
Spark Energy, Inc. Class A (b)	1,746	15,557
Xcel Energy, Inc.	54,576	3,067,717
		54,133,613
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	5,114	613,731
Allied Motion Technologies, Inc.	160	5,501
AMETEK, Inc.	27,111	2,249,400
Atkore International Group, Inc. (a)	3,692	79,489
AZZ, Inc.	3,582	146,611
Babcock & Wilcox Enterprises, Inc. (a) (b)	4,007	1,648
Emerson Electric Co.	74,003	5,066,985
Encore Wire Corp.	1,965	112,437
Energous Corp. (a) (b)	1,966	12,464

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
EnerSys	5,409	$352,451
Enphase Energy, Inc. (a) (b)	8,938	82,498
Generac Holdings, Inc. (a)	7,364	377,258
Hubbell, Inc.	5,531	652,547
LSI Industries, Inc.	3,502	9,210
Plug Power, Inc. (a) (b)	25,931	62,234
Powell Industries, Inc.	38	1,009
Preformed Line Products Co.	50	2,655
Regal Beloit Corp.	5,449	446,110
Rockwell Automation, Inc.	15,020	2,635,409
Sunrun, Inc. (a)	7,474	105,084
Thermon Group Holdings, Inc. (a)	3,561	87,280
TPI Composites, Inc. (a)	1,766	50,543
Vicor Corp. (a)	1,886	58,504
		13,211,058
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Akoustis Technologies, Inc. (a) (b)	1,766	10,260
Amphenol Corp. Class A	35,497	3,352,337
Anixter International, Inc. (a)	3,850	216,024
Arlo Technologies, Inc. (a)	7,576	31,289
Arrow Electronics, Inc. (a)	11,104	855,674
Avnet, Inc.	14,925	647,297
AVX Corp.	5,500	95,370
Badger Meter, Inc.	3,707	206,257
Bel Fuse, Inc. Class B	40	1,011
Belden, Inc. (b)	5,395	289,712
Benchmark Electronics, Inc.	7,200	189,000
CDW Corp.	16,668	1,606,295
Cognex Corp.	18,579	944,928
Coherent, Inc. (a)	3,258	461,724
Control4 Corp. (a)	3,492	59,120
Corning, Inc.	102,173	3,381,926
CTS Corp.	3,675	107,935
Daktronics, Inc.	3,814	28,414
Dolby Laboratories, Inc. Class A	7,224	454,895
ePlus, Inc. (a)	1,812	160,434
FARO Technologies, Inc. (a)	1,867	81,980
Fitbit, Inc. Class A (a) (b)	22,339	132,247
FLIR Systems, Inc.	16,366	778,694
ID Systems, Inc. (a)	1,796	10,650
II-VI, Inc. (a) (b)	5,665	210,965
Insight Enterprises, Inc. (a)	3,589	197,610
IPG Photonics Corp. (a)	3,726	565,532
Iteris, Inc. (a) (b)	3,532	14,728
Itron, Inc. (a)	3,844	179,323
Jabil, Inc.	19,012	505,529
KEMET Corp.	3,762	63,841
Keysight Technologies, Inc. (a)	22,148	1,931,306
Kimball Electronics, Inc. (a)	3,522	54,556
Knowles Corp. (a)	22,186	391,139
Littelfuse, Inc.	2,016	367,880
Maxwell Technologies, Inc. (a) (b)	3,552	15,877
Mesa Laboratories, Inc.	70	16,135
Methode Electronics, Inc.	3,718	107,004
MTS Systems Corp.	1,874	102,058
Security Description	Shares	Value
Napco Security Technologies, Inc. (a)	1,716	$35,590
National Instruments Corp.	13,131	582,491
Novanta, Inc. (a)	3,675	311,383
OSI Systems, Inc. (a)	1,955	171,258
PAR Technology Corp. (a) (b)	1,706	41,729
Park Electrochemical Corp.	164	2,575
PC Connection, Inc.	1,736	63,659
Plexus Corp. (a)	3,718	226,612
Rogers Corp. (a)	1,869	296,947
Sanmina Corp. (a)	9,177	264,756
ScanSource, Inc. (a)	3,550	127,161
SYNNEX Corp.	5,092	485,726
Tech Data Corp. (a)	3,782	387,315
Trimble, Inc. (a)	28,214	1,139,846
TTM Technologies, Inc. (a)	10,896	127,810
Vishay Intertechnology, Inc.	14,716	271,805
Vishay Precision Group, Inc. (a)	1,785	61,065
Zebra Technologies Corp. Class A (a)	5,638	1,181,330
		24,606,014
ENERGY EQUIPMENT & SERVICES — 0.5%
Apergy Corp. (a)	7,628	313,206
Archrock, Inc.	9,111	89,106
Baker Hughes a GE Co.	50,700	1,405,404
Basic Energy Services, Inc. (a)	3,642	13,840
Bristow Group, Inc. (a) (b)	92	102
C&J Energy Services, Inc. (a)	9,107	141,341
CARBO Ceramics, Inc. (a)	21	73
Diamond Offshore Drilling, Inc. (a) (b)	15,913	166,927
DMC Global, Inc.	1,756	87,168
Dril-Quip, Inc. (a)	63	2,888
Era Group, Inc. (a)	124	1,431
Exterran Corp. (a)	3,799	64,013
Forum Energy Technologies, Inc. (a)	12,646	64,621
Geospace Technologies Corp. (a)	33	427
Gulf Island Fabrication, Inc. (a)	1,786	16,378
Halliburton Co.	100,783	2,952,942
Helix Energy Solutions Group, Inc. (a)	1,715	13,566
Helmerich & Payne, Inc.	12,626	701,500
Hornbeck Offshore Services, Inc. (a)	3,712	4,603
Independence Contract Drilling, Inc. (a)	3,792	10,504
ION Geophysical Corp. (a) (b)	1,696	24,490
Key Energy Services, Inc. (a)	1,776	7,210
Mammoth Energy Services, Inc. (b)	3,702	61,638
Matrix Service Co. (a)	3,603	70,547
McDermott International, Inc. (a) (b)	19,380	144,187
National Oilwell Varco, Inc.	45,631	1,215,610

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Natural Gas Services Group, Inc. (a)	1,744	$30,189
Newpark Resources, Inc. (a)	10,962	100,412
Oceaneering International, Inc. (a)	11,040	174,101
Oil States International, Inc. (a)	6,739	114,293
Patterson-UTI Energy, Inc.	27,665	387,863
Pioneer Energy Services Corp. (a)	12,249	21,681
ProPetro Holding Corp. (a)	5,468	123,249
RigNet, Inc. (a)	19	186
Rowan Cos. PLC Class A (a) (b)	16,273	175,586
RPC, Inc. (b)	7,403	84,468
Schlumberger, Ltd.	154,121	6,715,052
SEACOR Holdings, Inc. (a)	1,955	82,657
Smart Sand, Inc. (a) (b)	1,956	8,704
Superior Energy Services, Inc. (a)	20,514	95,800
TETRA Technologies, Inc. (a)	1,779	4,163
Tidewater, Inc. (a) (b)	3,572	82,835
Unit Corp. (a)	7,321	104,251
US Silica Holdings, Inc.	10,990	190,786
		16,069,998
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	92,198	4,197,775
AMC Entertainment Holdings, Inc. Class A	21	312
Cinemark Holdings, Inc.	12,786	511,312
Electronic Arts, Inc. (a)	36,242	3,683,275
Global Eagle Entertainment, Inc. (a) (b)	147	104
Glu Mobile, Inc. (a)	14,562	159,308
Liberty Media Corp.-Liberty Braves Class A (a)	82	2,291
Liberty Media Corp.-Liberty Formula One Class A (a)	3,520	119,821
Lions Gate Entertainment Corp. Class A	9,133	142,840
Live Nation Entertainment, Inc. (a) (b)	16,828	1,069,251
Madison Square Garden Co. Class A (a)	1,909	559,585
Marcus Corp.	1,927	77,176
Netflix, Inc. (a)	52,942	18,877,000
Rosetta Stone, Inc. (a)	1,986	43,394
Take-Two Interactive Software, Inc. (a)	12,733	1,201,613
Viacom, Inc. Class B	1,886	52,940
Walt Disney Co.	176,403	19,586,043
World Wrestling Entertainment, Inc. Class A (b)	3,741	324,644
Zynga, Inc. Class A (a)	93,626	499,027
		51,107,711
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Acadia Realty Trust REIT	9,324	254,265
Agree Realty Corp. REIT (b)	3,606	250,040
Alexander & Baldwin, Inc.	6,679	169,914
Security Description	Shares	Value
Alexandria Real Estate Equities, Inc. REIT	10,973	$1,564,311
American Assets Trust, Inc. REIT	7,317	335,558
American Campus Communities, Inc. REIT	16,922	805,149
American Homes 4 Rent Class A REIT	28,221	641,181
American Tower Corp. REIT	48,882	9,632,687
Americold Realty Trust REIT	8,745	266,810
Apartment Investment & Management Co. Class A REIT	18,619	936,350
Apple Hospitality REIT, Inc.	25,834	421,094
Armada Hoffler Properties, Inc. REIT	5,452	84,997
Ashford Hospitality Trust, Inc. REIT	10,886	51,708
AvalonBay Communities, Inc. REIT	15,594	3,130,184
Bluerock Residential Growth REIT, Inc.	2,006	21,625
Boston Properties, Inc. REIT	18,669	2,499,406
Braemar Hotels & Resorts, Inc. REIT	84	1,026
Brandywine Realty Trust REIT	20,591	326,573
Brixmor Property Group, Inc. REIT	35,343	649,251
Camden Property Trust REIT	11,015	1,118,022
CareTrust REIT, Inc.	10,960	257,122
CatchMark Timber Trust, Inc. Class A REIT	3,822	37,532
CBL & Associates Properties, Inc. REIT (b)	189	293
Cedar Realty Trust, Inc. REIT	26,682	90,719
Chatham Lodging Trust REIT	10,547	202,924
Chesapeake Lodging Trust REIT	9,213	256,214
City Office REIT, Inc.	3,622	40,965
Clipper Realty, Inc. REIT	1,806	24,182
Colony Capital, Inc. REIT	40,901	217,593
Columbia Property Trust, Inc. REIT	14,961	336,772
Community Healthcare Trust, Inc. REIT	1,856	66,612
CoreCivic, Inc. REIT	15,009	291,925
CoreSite Realty Corp. REIT	3,763	402,716
Corporate Office Properties Trust REIT	12,780	348,894
Cousins Properties, Inc. REIT	52,202	504,271
Crown Castle International Corp. REIT	47,084	6,026,752
CubeSmart REIT	24,600	788,184
CyrusOne, Inc. REIT	10,892	571,176
DiamondRock Hospitality Co. REIT	24,172	261,783
Digital Realty Trust, Inc. REIT	23,334	2,776,746
Douglas Emmett, Inc. REIT	18,587	751,287
Duke Realty Corp. REIT	43,277	1,323,411
Easterly Government Properties, Inc. REIT	4,963	89,384

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
EastGroup Properties, Inc. REIT	3,740	$417,534
Empire State Realty Trust, Inc. Class A REIT	15,105	238,659
EPR Properties REIT	9,091	699,098
Equinix, Inc. REIT	9,174	4,157,290
Equity Commonwealth REIT	4,691	153,349
Equity LifeStyle Properties, Inc. REIT	9,234	1,055,446
Equity Residential REIT	39,704	2,990,505
Essex Property Trust, Inc. REIT	7,425	2,147,607
Extra Space Storage, Inc. REIT	14,962	1,524,777
Farmland Partners, Inc. REIT (b)	3,672	23,501
Federal Realty Investment Trust REIT	9,125	1,257,881
First Industrial Realty Trust, Inc. REIT	14,528	513,710
Four Corners Property Trust, Inc. REIT	10,742	317,963
Franklin Street Properties Corp. REIT	22,361	160,776
Front Yard Residential Corp. REIT	63	584
Gaming and Leisure Properties, Inc. REIT	24,681	951,946
GEO Group, Inc. REIT	15,073	289,402
Getty Realty Corp. REIT	5,517	176,710
Gladstone Commercial Corp. REIT	3,611	75,000
Gladstone Land Corp. REIT (b)	1,706	21,581
Global Medical REIT, Inc.	1,926	18,913
Global Net Lease, Inc. REIT	9,082	171,650
HCP, Inc. REIT	47,996	1,502,275
Healthcare Realty Trust, Inc. REIT	14,767	474,168
Healthcare Trust of America, Inc. Class A REIT	24,490	700,169
Hersha Hospitality Trust REIT	6,294	107,879
Highwoods Properties, Inc. REIT	12,777	597,708
Hospitality Properties Trust REIT	11,360	298,882
Host Hotels & Resorts, Inc. REIT	85,690	1,619,541
Hudson Pacific Properties, Inc. REIT	18,608	640,487
Independence Realty Trust, Inc. REIT	9,200	99,268
Industrial Logistics Properties Trust REIT	4,744	95,686
InfraREIT, Inc. (a)	3,839	80,504
Investors Real Estate Trust REIT	3,216	192,671
Invitation Homes, Inc. REIT	35,595	866,026
Iron Mountain, Inc. REIT	30,002	1,063,871
iStar, Inc. REIT (b)	9,235	77,759
JBG SMITH Properties REIT	4,905	202,822
Jernigan Capital, Inc. REIT	1,766	37,157
Kilroy Realty Corp. REIT	11,134	845,739
Kimco Realty Corp. REIT	48,537	897,934
Lamar Advertising Co. Class A REIT	9,330	739,496
Lexington Realty Trust REIT	7,404	67,080
Liberty Property Trust REIT	16,848	815,780
Life Storage, Inc. REIT	5,548	539,654
Security Description	Shares	Value
LTC Properties, Inc. REIT	5,354	$245,213
Macerich Co. REIT	16,837	729,884
Mack-Cali Realty Corp. REIT	10,980	243,756
MedEquities Realty Trust, Inc. REIT	3,652	40,647
Medical Properties Trust, Inc. REIT	40,538	750,358
MGM Growth Properties LLC Class A	7,504	242,004
Mid-America Apartment Communities, Inc. REIT	13,897	1,519,359
Monmouth Real Estate Investment Corp. REIT	11,092	146,193
National Health Investors, Inc. REIT	5,356	420,714
National Retail Properties, Inc. REIT	18,582	1,029,257
National Storage Affiliates Trust REIT	6,846	195,179
New Senior Investment Group, Inc. REIT	84	458
NexPoint Residential Trust, Inc. REIT	1,896	72,693
NorthStar Realty Europe Corp. REIT (b)	5,600	97,216
Office Properties Income Trust	7,786	215,205
Omega Healthcare Investors, Inc. REIT (b)	23,995	915,409
One Liberty Properties, Inc. REIT	5,816	168,664
Outfront Media, Inc. REIT	18,375	429,975
Paramount Group, Inc. REIT	24,655	349,854
Park Hotels & Resorts, Inc. REIT	22,506	699,486
Pebblebrook Hotel Trust REIT	15,715	488,108
Pennsylvania Real Estate Investment Trust (b)	8,276	52,056
Physicians Realty Trust REIT	22,224	418,033
Piedmont Office Realty Trust, Inc. Class A REIT	18,579	387,372
PotlatchDeltic Corp. REIT	7,697	290,870
Preferred Apartment Communities, Inc. Class A REIT (b)	3,602	53,382
Prologis, Inc. REIT	73,827	5,311,853
PS Business Parks, Inc. REIT	1,936	303,623
Public Storage REIT	15,546	3,385,608
QTS Realty Trust, Inc. Class A REIT	5,466	245,915
Rayonier, Inc. REIT	14,636	461,327
Realty Income Corp. REIT	31,958	2,350,830
Regency Centers Corp. REIT	18,456	1,245,595
Retail Opportunity Investments Corp. REIT	12,970	224,900
Retail Properties of America, Inc. Class A REIT	26,957	328,606
Retail Value, Inc. REIT	1,690	52,677
Rexford Industrial Realty, Inc. REIT	7,520	269,291
RLJ Lodging Trust REIT	20,712	363,910
RPT Realty REIT (b)	11,186	134,344

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Ryman Hospitality Properties, Inc. REIT	5,544	$455,939
Sabra Health Care REIT, Inc.	22,271	433,616
Saul Centers, Inc. REIT	1,934	99,350
SBA Communications Corp. REIT (a)	14,051	2,805,423
Senior Housing Properties Trust REIT	30,101	354,590
Seritage Growth Properties Class A REIT (b)	3,603	160,117
Simon Property Group, Inc. REIT	32,649	5,948,974
SITE Centers Corp. REIT	17,510	238,486
SL Green Realty Corp. REIT	10,975	986,872
Spirit Realty Capital, Inc. REIT	10,562	419,628
STAG Industrial, Inc. REIT	11,026	326,921
STORE Capital Corp. REIT	22,886	766,681
Summit Hotel Properties, Inc. REIT	16,626	189,703
Sun Communities, Inc. REIT	9,096	1,078,058
Sunstone Hotel Investors, Inc. REIT	27,350	393,840
Tanger Factory Outlet Centers, Inc. REIT	10,953	229,794
Taubman Centers, Inc. REIT	7,513	397,287
Terreno Realty Corp. REIT	7,275	305,841
Tier REIT, Inc.	5,488	157,286
UDR, Inc. REIT	31,984	1,453,993
UMH Properties, Inc. REIT	3,642	51,279
Uniti Group, Inc. REIT (b)	18,726	209,544
Universal Health Realty Income Trust REIT	3,507	265,515
Urban Edge Properties REIT	12,897	245,043
Urstadt Biddle Properties, Inc. Class A REIT	7,160	147,782
Ventas, Inc. REIT	38,978	2,487,186
VEREIT, Inc.	117,926	987,041
VICI Properties, Inc. REIT	26,825	586,931
Vornado Realty Trust REIT	20,111	1,356,286
Washington Prime Group, Inc. REIT (b)	210	1,186
Washington Real Estate Investment Trust	9,200	261,096
Weingarten Realty Investors REIT	14,736	432,796
Welltower, Inc. REIT	43,632	3,385,843
Weyerhaeuser Co. REIT	88,527	2,331,801
Whitestone REIT (b)	11,035	132,641
WP Carey, Inc. REIT	7,077	554,341
Xenia Hotels & Resorts, Inc. REIT	12,713	278,542
		124,551,122
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	42	1,354
Casey's General Stores, Inc.	3,814	491,129
Chefs' Warehouse, Inc. (a)	1,944	60,361
Costco Wholesale Corp.	50,766	12,292,479
Ingles Markets, Inc. Class A	6,810	188,092
Kroger Co.	92,519	2,275,967
Security Description	Shares	Value
Natural Grocers by Vitamin Cottage, Inc. (a)	22	$263
Performance Food Group Co. (a)	10,844	429,856
PriceSmart, Inc.	1,979	116,524
Rite Aid Corp. (a) (b)	5,553	3,526
Smart & Final Stores, Inc. (a)	10,846	53,579
SpartanNash Co.	42	667
Sprouts Farmers Market, Inc. (a)	16,786	361,571
Sysco Corp.	59,804	3,992,515
United Natural Foods, Inc. (a)	5,665	74,891
US Foods Holding Corp. (a)	24,930	870,306
Village Super Market, Inc. Class A	52	1,421
Weis Markets, Inc.	1,784	72,805
Walmart, Inc.	154,056	15,025,082
Walgreens Boots Alliance, Inc.	94,499	5,978,952
		42,291,340
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	60,926	2,627,738
B&G Foods, Inc. (b)	9,340	228,083
Bunge, Ltd.	16,807	891,948
Calavo Growers, Inc. (b)	1,914	160,489
Cal-Maine Foods, Inc.	3,610	161,114
Campbell Soup Co. (b)	20,993	800,463
Conagra Brands, Inc.	47,370	1,314,044
Darling Ingredients, Inc. (a)	18,723	405,353
Dean Foods Co. (b)	105	318
Farmer Brothers Co. (a)	1,706	34,137
Flowers Foods, Inc.	22,259	474,562
Fresh Del Monte Produce, Inc.	3,662	98,984
Freshpet, Inc. (a)	1,976	83,565
General Mills, Inc.	64,751	3,350,864
Hain Celestial Group, Inc. (a) (b)	13,177	304,652
Hershey Co.	16,125	1,851,634
Hormel Foods Corp.	29,926	1,339,488
Hostess Brands, Inc. (a)	12,805	160,063
Ingredion, Inc.	7,528	712,826
J&J Snack Foods Corp.	2,116	336,105
J.M. Smucker Co.	13,172	1,534,538
John B Sanfilippo & Son, Inc.	180	12,937
Kellogg Co.	38,908	2,232,541
Kraft Heinz Co.	99,516	3,249,197
Lamb Weston Holdings, Inc.	16,417	1,230,290
Lancaster Colony Corp.	1,703	266,843
Landec Corp. (a)	3,543	43,508
Limoneira Co. (b)	1,735	40,825
McCormick & Co., Inc.	1,400	210,882
Mondelez International, Inc. Class A	156,679	7,821,416
Post Holdings, Inc. (a)	7,501	820,609
Sanderson Farms, Inc. (b)	1,987	261,966
Seneca Foods Corp. Class A (a)	162	3,985
Tootsie Roll Industries, Inc.	1,842	68,589
TreeHouse Foods, Inc. (a)	6,639	428,547
Tyson Foods, Inc. Class A	30,864	2,142,888
		35,705,991

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.2%
Atmos Energy Corp.	12,736	$1,310,916
Chesapeake Utilities Corp.	1,843	168,100
National Fuel Gas Co.	9,226	562,417
New Jersey Resources Corp.	9,345	465,288
Northwest Natural Holding Co.	3,618	237,449
ONE Gas, Inc.	5,617	500,082
RGC Resources, Inc.	130	3,446
South Jersey Industries, Inc. (b)	9,291	297,962
Southwest Gas Holdings, Inc.	5,499	452,348
Spire, Inc.	5,468	449,962
UGI Corp.	20,592	1,141,209
		5,589,179
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	201,292	16,091,282
ABIOMED, Inc. (a)	5,258	1,501,632
Accuray, Inc. (a)	9,045	43,145
Align Technology, Inc. (a)	9,859	2,803,209
AngioDynamics, Inc. (a)	3,773	86,251
Antares Pharma, Inc. (a)	27,991	84,813
AtriCure, Inc. (a)	3,716	99,552
Atrion Corp.	40	35,147
Avanos Medical, Inc. (a)	5,553	237,002
AxoGen, Inc. (a)	3,502	73,752
Baxter International, Inc.	63,488	5,162,209
Becton Dickinson and Co.	30,938	7,726,147
BioLife Solutions, Inc. (a)	11,745	210,118
Boston Scientific Corp. (a)	160,790	6,171,120
Cantel Medical Corp.	4,925	329,433
Cardiovascular Systems, Inc. (a)	3,756	145,207
Cerus Corp. (a)	12,707	79,165
CONMED Corp.	3,610	300,280
Cooper Cos., Inc.	5,593	1,656,479
Corindus Vascular Robotics, Inc. (a) (b)	15,043	26,175
CryoLife, Inc. (a)	3,682	107,404
CryoPort, Inc. (a) (b)	3,672	47,442
Cutera, Inc. (a)	1,786	31,541
CytoSorbents Corp. (a) (b)	3,512	26,586
Danaher Corp.	72,966	9,632,971
DENTSPLY SIRONA, Inc.	27,267	1,352,171
DexCom, Inc. (a)	11,020	1,312,482
Edwards Lifesciences Corp. (a)	28,007	5,358,579
Endologix, Inc. (a)	170	1,124
FONAR Corp. (a)	130	2,661
GenMark Diagnostics, Inc. (a)	7,335	52,005
Glaukos Corp. (a)	4,242	332,446
Globus Medical, Inc. Class A (a)	7,468	368,994
Haemonetics Corp. (a)	5,605	490,325
Heska Corp. (a)	140	11,917
Hill-Rom Holdings, Inc.	7,527	796,808
Hologic, Inc. (a)	33,762	1,634,081
ICU Medical, Inc. (a)	1,837	439,649
IDEXX Laboratories, Inc. (a)	10,643	2,379,775
Inogen, Inc. (a) (b)	1,983	189,119
Security Description	Shares	Value
Insulet Corp. (a) (b)	7,160	$680,844
Integer Holdings Corp. (a)	3,612	272,417
Integra LifeSciences Holdings Corp. (a)	7,483	416,953
IntriCon Corp. (a) (b)	3,470	87,028
Intuitive Surgical, Inc. (a)	13,788	7,867,157
Invacare Corp. (b)	3,745	31,346
iRadimed Corp. (a) (b)	80	2,247
iRhythm Technologies, Inc. (a) (b)	1,856	139,126
Lantheus Holdings, Inc. (a)	3,682	90,135
LeMaitre Vascular, Inc.	1,796	55,676
Masimo Corp. (a)	5,544	766,624
Meridian Bioscience, Inc.	169	2,976
Merit Medical Systems, Inc. (a)	5,645	349,030
Natus Medical, Inc. (a)	3,660	92,891
Neogen Corp. (a)	5,808	333,321
Nevro Corp. (a) (b)	3,639	227,474
NuVasive, Inc. (a)	5,572	316,434
Nuvectra Corp. (a)	9,106	100,257
OraSure Technologies, Inc. (a)	3,742	41,723
Penumbra, Inc. (a) (b)	3,603	529,677
Quidel Corp. (a)	3,611	236,412
ResMed, Inc.	16,771	1,743,681
Rockwell Medical, Inc. (a)	63	358
RTI Surgical Holdings, Inc. (a)	7,170	43,092
SeaSpine Holdings Corp. (a)	1,686	25,425
Senseonics Holdings, Inc. (a) (b)	5,638	13,813
Sientra, Inc. (a) (b)	1,816	15,581
STAAR Surgical Co. (a)	3,854	131,768
Stryker Corp.	41,074	8,112,936
Surmodics, Inc. (a)	1,774	77,134
Tactile Systems Technology, Inc. (a)	1,716	90,468
Tandem Diabetes Care, Inc. (a)	8,175	519,113
Teleflex, Inc.	5,360	1,619,578
TransEnterix, Inc. (a) (b)	64,798	154,219
Utah Medical Products, Inc.	299	26,387
Varex Imaging Corp. (a)	3,827	129,659
Varian Medical Systems, Inc. (a)	11,100	1,573,092
ViewRay, Inc. (a) (b)	3,632	26,840
West Pharmaceutical Services, Inc.	9,014	993,343
Zimmer Biomet Holdings, Inc.	24,005	3,065,438
		98,431,871
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AAC Holdings, Inc. (a) (b)	1,786	3,286
Acadia Healthcare Co., Inc. (a) (b)	10,539	308,898
Addus HomeCare Corp. (a)	1,736	110,392
Amedisys, Inc. (a)	3,840	473,318
American Renal Associates Holdings, Inc. (a)	3,722	22,853
AmerisourceBergen Corp.	17,867	1,420,784
AMN Healthcare Services, Inc. (a)	5,629	265,070
Anthem, Inc.	29,068	8,341,935
BioScrip, Inc. (a)	42	84
BioTelemetry, Inc. (a)	3,752	234,950

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Brookdale Senior Living, Inc. (a)	189	$1,244
Capital Senior Living Corp. (a)	3,601	14,368
Cardinal Health, Inc.	36,520	1,758,438
Centene Corp. (a)	44,390	2,357,109
Chemed Corp.	1,859	595,010
Cigna Corp.	41,386	6,655,697
Community Health Systems, Inc. (a)	126	470
CorVel Corp. (a)	3,301	215,357
Covetrus, Inc. (a) (b)	6,572	209,318
Cross Country Healthcare, Inc. (a)	3,752	26,377
CVS Health Corp.	142,909	7,707,082
DaVita, Inc. (a)	17,927	973,257
Diplomat Pharmacy, Inc. (a)	94	546
Encompass Health Corp.	11,392	665,293
Ensign Group, Inc.	5,506	281,852
HCA Healthcare, Inc.	31,164	4,063,162
HealthEquity, Inc. (a)	7,315	541,164
Henry Schein, Inc. (a)	16,345	982,498
Humana, Inc.	15,669	4,167,954
Laboratory Corp. of America Holdings (a)	12,328	1,885,937
LHC Group, Inc. (a)	1,943	215,401
Magellan Health, Inc. (a)	3,560	234,675
McKesson Corp.	23,342	2,732,415
MEDNAX, Inc. (a)	11,135	302,538
Molina Healthcare, Inc. (a)	5,518	783,335
National HealthCare Corp.	1,664	126,264
Owens & Minor, Inc.	84	344
Patterson Cos., Inc. (b)	15,160	331,246
Premier, Inc. Class A (a)	42	1,449
Providence Service Corp. (a)	1,688	112,455
Psychemedics Corp.	120	1,684
Quest Diagnostics, Inc.	15,872	1,427,210
Quorum Health Corp. (a)	3,532	4,945
R1 RCM, Inc. (a)	9,250	89,448
RadNet, Inc. (a)	3,832	47,479
Select Medical Holdings Corp. (a)	15,032	211,801
Surgery Partners, Inc. (a)	5,538	62,469
Tenet Healthcare Corp. (a)	14,535	419,189
Tivity Health, Inc. (a)	6,143	107,871
Triple-S Management Corp. Class B (a)	2,017	46,028
UnitedHealth Group, Inc.	105,635	26,119,310
Universal Health Services, Inc. Class B	194	25,951
US Physical Therapy, Inc.	1,714	180,021
WellCare Health Plans, Inc. (a)	5,439	1,467,170
		79,334,401
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	22,246	212,227
Castlight Health, Inc. Class B (a)	7,484	28,065
Cerner Corp. (a)	33,298	1,904,979
Computer Programs & Systems, Inc.	28	831
Security Description	Shares	Value
Evolent Health, Inc. Class A (a)	84	$1,057
HealthStream, Inc. (a)	3,556	99,781
HMS Holdings Corp. (a)	9,505	281,443
HTG Molecular Diagnostics, Inc. (a) (b)	39,096	97,740
Inovalon Holdings, Inc. Class A (a)	11,166	138,793
Medidata Solutions, Inc. (a)	7,247	530,770
NextGen Healthcare, Inc. (a)	5,603	94,298
Omnicell, Inc. (a)	3,748	302,988
Simulations Plus, Inc. (b)	1,716	36,225
Tabula Rasa HealthCare, Inc. (a) (b)	1,676	94,560
Teladoc Health, Inc. (a) (b)	9,361	520,472
Veeva Systems, Inc. Class A (a)	15,982	2,027,477
Vocera Communications, Inc. (a)	3,586	113,425
		6,485,131
HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	25,348	749,033
BBX Capital Corp.	5,628	33,318
Biglari Holdings, Inc. Class B (a)	49	6,927
BJ's Restaurants, Inc.	90	4,255
Bloomin' Brands, Inc.	147	3,006
Boyd Gaming Corp.	9,195	251,575
Brinker International, Inc.	5,690	252,522
Caesars Entertainment Corp. (a) (b)	61,281	532,532
Carrols Restaurant Group, Inc. (a)	3,692	36,809
Century Casinos, Inc. (a) (b)	1,976	17,903
Cheesecake Factory, Inc. (b)	5,566	272,289
Chipotle Mexican Grill, Inc. (a)	3,396	2,412,213
Choice Hotels International, Inc.	3,750	291,525
Churchill Downs, Inc.	4,989	450,307
Chuy's Holdings, Inc. (a)	81	1,844
Cracker Barrel Old Country Store, Inc.	2,017	325,967
Darden Restaurants, Inc.	14,618	1,775,649
Dave & Buster's Entertainment, Inc.	4,851	241,919
Del Frisco's Restaurant Group, Inc. (a) (b)	1,985	12,724
Del Taco Restaurants, Inc. (a)	3,842	38,651
Denny's Corp. (a)	10,861	199,299
Dine Brands Global, Inc. (b)	83	7,577
Domino's Pizza, Inc.	5,183	1,337,732
Drive Shack, Inc. (a)	7,194	32,301
Dunkin' Brands Group, Inc.	9,734	731,023
El Pollo Loco Holdings, Inc. (a)	2,006	26,098
Eldorado Resorts, Inc. (a) (b)	5,658	264,172
Fiesta Restaurant Group, Inc. (a)	21	275
Habit Restaurants, Inc. Class A (a)	1,966	21,272
Hilton Grand Vacations, Inc. (a)	10,924	337,005
Hilton Worldwide Holdings, Inc.	30,833	2,562,531
Hyatt Hotels Corp. Class A	5,397	391,660
Inspired Entertainment, Inc. (a)	1,736	11,570
International Speedway Corp. Class A	1,535	66,972

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
J Alexander's Holdings, Inc. (a)	1,786	$17,539
Jack in the Box, Inc.	3,799	307,947
Las Vegas Sands Corp.	42,794	2,608,722
Lindblad Expeditions Holdings, Inc. (a)	1,996	30,439
Marriott International, Inc. Class A	35,392	4,427,185
Marriott Vacations Worldwide Corp.	3,648	341,088
McDonald's Corp.	84,997	16,140,930
MGM Resorts International	61,082	1,567,364
Monarch Casino & Resort, Inc. (a)	1,696	74,488
Nathan's Famous, Inc.	60	4,104
Noodles & Co. (a)	3,572	24,290
Norwegian Cruise Line Holdings, Ltd. (a)	20,469	1,124,976
Papa John's International, Inc. (b)	3,620	191,679
Penn National Gaming, Inc. (a)	11,702	235,210
Planet Fitness, Inc. Class A (a)	10,930	751,110
Playa Hotels & Resorts NV (a)	9,170	69,967
Potbelly Corp. (a)	3,502	29,802
RCI Hospitality Holdings, Inc.	180	4,135
Red Lion Hotels Corp. (a)	1,836	14,835
Red Robin Gourmet Burgers, Inc. (a)	46	1,325
Red Rock Resorts, Inc. Class A	7,474	193,203
Royal Caribbean Cruises, Ltd.	20,368	2,334,580
Ruth's Hospitality Group, Inc.	3,694	94,530
Scientific Games Corp. Class A (a) (b)	7,157	146,146
SeaWorld Entertainment, Inc. (a)	84	2,164
Shake Shack, Inc. Class A (a)	1,936	114,514
Six Flags Entertainment Corp.	9,159	451,997
Speedway Motorsports, Inc.	1,745	25,250
Starbucks Corp.	148,058	11,006,632
Texas Roadhouse, Inc.	7,395	459,895
Town Sports International Holdings, Inc. (a)	3,512	16,717
Vail Resorts, Inc.	5,052	1,097,800
Wendy's Co.	28,222	504,892
Wingstop, Inc.	3,592	273,100
Wyndham Destinations, Inc.	11,556	467,903
Wyndham Hotels & Resorts, Inc.	11,556	577,685
Wynn Resorts, Ltd.	9,334	1,113,733
Yum China Holdings, Inc.	42,810	1,922,597
Yum! Brands, Inc.	36,042	3,597,352
		66,068,280
HOUSEHOLD DURABLES — 0.4%
Bassett Furniture Industries, Inc.	1,686	27,667
Beazer Homes USA, Inc. (a)	3,643	41,931
Cavco Industries, Inc. (a)	1,355	159,253
Century Communities, Inc. (a)	1,886	45,207
CSS Industries, Inc.	162	970
D.R. Horton, Inc.	39,610	1,639,062
Ethan Allen Interiors, Inc.	3,582	68,524
Flexsteel Industries, Inc.	180	4,174
GoPro, Inc. Class A (a) (b)	105	682
Security Description	Shares	Value
Helen of Troy, Ltd. (a)	3,656	$423,950
Hooker Furniture Corp.	1,726	49,761
Hovnanian Enterprises, Inc. Class A (a)	74	811
Installed Building Products, Inc. (a)	2,008	97,388
iRobot Corp. (a) (b)	3,710	436,630
KB Home	7,495	181,154
La-Z-Boy, Inc.	5,582	184,150
Leggett & Platt, Inc.	15,080	636,678
Lennar Corp. Class A	29,842	1,464,944
Lennar Corp. Class B	360	14,083
LGI Homes, Inc. (a) (b)	1,796	108,191
Libbey, Inc.	21	60
Lifetime Brands, Inc.	1,736	16,405
M/I Homes, Inc. (a)	2,007	53,426
MDC Holdings, Inc.	5,745	166,950
Meritage Homes Corp. (a)	3,767	168,423
Mohawk Industries, Inc. (a)	7,255	915,218
New Home Co., Inc. (a) (b)	1,756	8,359
Newell Brands, Inc. (b)	57,887	887,987
NVR, Inc. (a)	249	688,983
PulteGroup, Inc.	31,198	872,296
Roku, Inc. (a)	8,705	561,560
Skyline Champion Corp.	6,860	130,340
Taylor Morrison Home Corp. Class A (a)	7,568	134,332
Tempur Sealy International, Inc. (a)	5,679	327,508
Toll Brothers, Inc.	16,837	609,499
TopBuild Corp. (a)	3,778	244,890
TRI Pointe Group, Inc. (a) (b)	14,655	185,239
Tupperware Brands Corp.	5,612	143,555
Universal Electronics, Inc. (a)	31	1,152
VOXX International Corp. (a)	3,532	16,318
Vuzix Corp. (a) (b)	1,876	5,741
Whirlpool Corp.	8,624	1,146,043
William Lyon Homes Class A (a)	3,550	54,563
ZAGG, Inc. (a)	3,562	32,307
		12,956,364
HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. (a) (b)	1,716	43,861
Church & Dwight Co., Inc.	29,331	2,089,247
Clorox Co.	14,397	2,310,143
Colgate-Palmolive Co.	98,980	6,784,089
Energizer Holdings, Inc.	7,521	337,918
Kimberly-Clark Corp.	38,743	4,800,258
Oil-Dri Corp. of America	120	3,737
Procter & Gamble Co.	276,063	28,724,355
Spectrum Brands Holdings, Inc. (b)	10,136	555,250
WD-40 Co.	1,797	304,484
		45,953,342
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	69,673	1,259,688
Clearway Energy, Inc. Class A	7,515	109,268
Clearway Energy, Inc. Class C	7,042	106,405

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
NRG Energy, Inc.	33,411	$1,419,299
Ormat Technologies, Inc.	3,748	206,702
Pattern Energy Group, Inc. Class A	42	924
TerraForm Power, Inc. Class A	190	2,611
Vistra Energy Corp.	41,504	1,080,349
		4,185,246
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	66,511	13,819,655
Carlisle Cos., Inc.	7,283	893,041
General Electric Co.	806,434	8,056,276
Honeywell International, Inc.	87,003	13,826,517
Raven Industries, Inc.	3,754	144,041
Roper Technologies, Inc.	12,003	4,104,666
		40,844,196
INSURANCE — 2.0%
Aflac, Inc.	83,733	4,186,650
Alleghany Corp. (a)	1,769	1,083,336
Allstate Corp.	34,945	3,291,120
Ambac Financial Group, Inc. (a)	9,765	176,942
American Equity Investment Life Holding Co.	9,259	250,178
American Financial Group, Inc.	7,528	724,269
American International Group, Inc.	93,460	4,024,387
American National Insurance Co.	690	83,366
AMERISAFE, Inc.	1,899	112,801
Arthur J Gallagher & Co.	20,488	1,600,113
Assurant, Inc.	5,912	561,108
Atlas Financial Holdings, Inc. (a)	1,686	4,147
Brighthouse Financial, Inc. (a)	13,952	506,318
Brown & Brown, Inc.	25,968	766,316
Cincinnati Financial Corp.	18,557	1,594,046
Citizens, Inc. (a) (b)	5,369	35,811
CNO Financial Group, Inc.	22,161	358,565
Crawford & Co. Class B	1,706	15,576
eHealth, Inc. (a)	1,928	120,191
EMC Insurance Group, Inc.	1,666	53,112
Employers Holdings, Inc.	3,686	147,845
FBL Financial Group, Inc. Class A	1,688	105,871
FedNat Holding Co.	1,726	27,685
Fidelity National Financial, Inc.	33,451	1,222,634
First American Financial Corp.	11,176	575,564
Genworth Financial, Inc. Class A (a)	2,054	7,867
Hallmark Financial Services, Inc. (a)	1,886	19,614
Hanover Insurance Group, Inc.	5,393	615,719
Hartford Financial Services Group, Inc.	36,747	1,827,061
HCI Group, Inc. (b)	108	4,615
Health Insurance Innovations, Inc. Class A (a)	180	4,828
Heritage Insurance Holdings, Inc.	1,936	28,266
Horace Mann Educators Corp.	3,814	134,291
Independence Holding Co.	110	3,877
Kemper Corp.	7,345	559,248
Security Description	Shares	Value
Kingstone Cos., Inc.	1,666	$24,557
Kinsale Capital Group, Inc.	1,866	127,952
Lincoln National Corp.	23,928	1,404,574
Loews Corp.	32,605	1,562,758
Markel Corp. (a)	1,567	1,561,108
Marsh & McLennan Cos., Inc.	57,241	5,374,930
MBIA, Inc. (a)	10,897	103,739
Mercury General Corp.	3,602	180,352
MetLife, Inc.	93,459	3,978,550
National General Holdings Corp.	7,215	171,212
National Western Life Group, Inc. Class A	96	25,197
Navigators Group, Inc.	1,995	139,391
Old Republic International Corp.	30,150	630,738
Primerica, Inc.	5,673	692,957
Principal Financial Group, Inc.	33,599	1,686,334
ProAssurance Corp.	7,187	248,742
Progressive Corp.	66,426	4,788,650
Protective Insurance Corp. Class B	158	2,926
Prudential Financial, Inc.	44,212	4,062,198
Reinsurance Group of America, Inc.	7,430	1,054,911
RLI Corp.	5,385	386,374
Safety Insurance Group, Inc.	1,787	155,719
Selective Insurance Group, Inc.	5,692	360,190
State Auto Financial Corp.	1,774	58,400
Stewart Information Services Corp.	2,010	85,807
Torchmark Corp.	12,922	1,058,958
Travelers Cos., Inc.	29,975	4,111,371
Trupanion, Inc. (a) (b)	1,916	62,730
United Fire Group, Inc.	1,955	85,453
United Insurance Holdings Corp.	2,006	31,895
Universal Insurance Holdings, Inc.	3,651	113,181
Unum Group	26,708	903,532
White Mountains Insurance Group, Ltd.	64	59,231
WR Berkley Corp.	10,863	920,313
		61,048,267
INTERACTIVE MEDIA & SERVICES — 3.1%
Actua Corp. (a) (d)	1,285	1,285
Alphabet, Inc. Class A (a)	35,687	41,999,673
ANGI Homeservices, Inc. Class A (a) (b)	5,548	85,661
Care.com, Inc. (a)	1,936	38,255
Cargurus, Inc. (a)	3,470	139,008
Cars.com, Inc. (a) (b)	7,476	170,453
Facebook, Inc. Class A (a)	279,482	46,586,855
IAC/InterActiveCorp (a)	8,572	1,801,063
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,005	141,971
Match Group, Inc.	3,772	213,533
Meet Group, Inc. (a)	43,540	219,006
QuinStreet, Inc. (a)	4,921	65,892
Rhythmone PLC (a)	1,198	2,646
TripAdvisor, Inc. (a)	10,361	533,074
TrueCar, Inc. (a)	84	558

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Twitter, Inc. (a)	82,306	$2,706,221
Yelp, Inc. (a)	5,458	188,301
Zillow Group, Inc. Class A (a)	5,595	191,349
		95,084,804
INTERNET & DIRECT MARKETING RETAIL — 3.7%
1-800-Flowers.com, Inc. Class A (a)	3,522	64,206
Amazon.com, Inc. (a)	50,642	90,180,742
Booking Holdings, Inc. (a)	5,570	9,719,149
Duluth Holdings, Inc. Class B (a) (b)	1,866	44,485
eBay, Inc.	114,792	4,263,375
Etsy, Inc. (a)	16,872	1,134,136
Expedia Group, Inc.	14,620	1,739,780
Gaia, Inc. (a) (b)	1,676	15,335
Groupon, Inc. (a)	57,752	205,020
GrubHub, Inc. (a) (b)	12,104	840,865
Lands' End, Inc. (a)	21	349
Liberty Expedia Holdings, Inc. Class A (a)	5,280	225,984
Liquidity Services, Inc. (a)	21	162
MercadoLibre, Inc. (a)	4,907	2,491,431
Overstock.com, Inc. (a) (b)	1,715	28,503
PetMed Express, Inc. (b)	1,930	43,965
Quotient Technology, Inc. (a)	7,430	73,334
Qurate Retail, Inc. (a)	35,644	569,591
Shutterfly, Inc. (a)	3,824	155,407
Shutterstock, Inc.	119	5,549
Stamps.com, Inc. (a)	1,687	137,339
Stitch Fix, Inc. Class A (a) (b)	5,805	163,875
Wayfair, Inc. Class A (a) (b)	6,951	1,031,876
		113,134,458
IT SERVICES — 5.1%
Akamai Technologies, Inc. (a)	18,685	1,339,901
Alliance Data Systems Corp.	5,643	987,412
Amdocs, Ltd.	17,525	948,278
Automatic Data Processing, Inc.	51,849	8,282,359
Black Knight, Inc. (a)	14,554	793,193
Booz Allen Hamilton Holding Corp.	16,948	985,357
Brightcove, Inc. (a)	3,683	30,974
Broadridge Financial Solutions, Inc.	12,883	1,335,838
CACI International, Inc. Class A (a)	3,191	580,826
Carbonite, Inc. (a)	1,956	48,528
Cardtronics PLC Class A (a)	5,763	205,048
Cass Information Systems, Inc.	1,991	94,174
Cognizant Technology Solutions Corp. Class A	68,991	4,998,398
Conduent, Inc. (a)	26,616	368,099
CoreLogic, Inc. (a)	7,502	279,525
CSG Systems International, Inc.	3,706	156,764
DXC Technology Co.	33,623	2,162,295
Security Description	Shares	Value
Endurance International Group Holdings, Inc. (a)	1,709	$12,390
EPAM Systems, Inc. (a)	5,556	939,686
Euronet Worldwide, Inc. (a)	5,585	796,365
Everi Holdings, Inc. (a)	7,354	77,364
EVERTEC, Inc.	84	2,336
ExlService Holdings, Inc. (a)	3,696	221,834
Fidelity National Information Services, Inc.	37,654	4,258,667
First Data Corp. Class A (a)	54,183	1,423,387
Fiserv, Inc. (a) (b)	49,296	4,351,851
FleetCor Technologies, Inc. (a)	10,662	2,629,143
Gartner, Inc. (a)	10,656	1,616,302
Global Payments, Inc.	16,897	2,306,779
GoDaddy, Inc. Class A (a)	20,488	1,540,493
GTT Communications, Inc. (a) (b)	3,582	124,295
Hackett Group, Inc.	2,006	31,695
Helios & Matheson Analytics, Inc. (a)	1	—
Information Services Group, Inc. (a)	3,532	13,174
Internap Corp. (a) (b)	1,913	9,489
International Business Machines Corp.	106,865	15,078,652
Jack Henry & Associates, Inc.	9,214	1,278,350
Leidos Holdings, Inc.	16,937	1,085,492
Limelight Networks, Inc. (a)	14,200	45,866
ManTech International Corp. Class A	3,552	191,879
Mastercard, Inc. Class A	112,146	26,404,776
MAXIMUS, Inc.	7,364	522,697
MoneyGram International, Inc. (a)	45	92
MongoDB, Inc. (a)	3,670	539,563
NIC, Inc.	7,433	127,030
Okta, Inc. (a)	11,775	974,146
Paychex, Inc.	37,703	3,023,781
PayPal Holdings, Inc. (a)	142,425	14,789,412
Perficient, Inc. (a)	3,755	102,850
Perspecta, Inc.	16,669	337,047
PFSweb, Inc. (a)	1,816	9,461
PRGX Global, Inc. (a)	1,906	15,096
Sabre Corp.	24,070	514,857
Science Applications International Corp.	5,761	443,309
ServiceSource International, Inc. (a)	63	58
Square, Inc. Class A (a)	38,538	2,887,267
StarTek, Inc. (a)	1,756	13,837
Sykes Enterprises, Inc. (a)	5,360	151,581
Total System Services, Inc.	21,007	1,995,875
TTEC Holdings, Inc.	1,840	66,663
Twilio, Inc. Class A (a)	10,705	1,382,872
Unisys Corp. (a)	140	1,634
VeriSign, Inc. (a)	14,771	2,681,823
Virtusa Corp. (a)	3,549	189,694
Visa, Inc. Class A	211,502	33,034,497
Western Union Co. (b)	55,778	1,030,220

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
WEX, Inc. (a)	5,169	$992,396
Worldpay, Inc. Class A (a)	32,410	3,678,535
		157,543,527
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	1,956	45,262
American Outdoor Brands Corp. (a)	1,795	16,765
Brunswick Corp.	11,150	561,179
Callaway Golf Co.	10,990	175,071
Clarus Corp.	1,966	25,184
Escalade, Inc.	1,696	18,944
Hasbro, Inc.	13,847	1,177,272
Johnson Outdoors, Inc. Class A	180	12,845
Malibu Boats, Inc. Class A (a)	1,916	75,835
MasterCraft Boat Holdings, Inc. (a)	1,836	41,439
Mattel, Inc. (a) (b)	52,277	679,601
Nautilus, Inc. (a)	173	962
Polaris Industries, Inc.	7,283	614,904
Sturm Ruger & Co., Inc.	1,869	99,094
Vista Outdoor, Inc. (a)	84	673
		3,545,030
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a) (b)	3,832	80,549
Agilent Technologies, Inc.	39,145	3,146,475
Bio-Rad Laboratories, Inc. Class A (a)	215	65,721
Bio-Techne Corp.	3,799	754,291
Bruker Corp.	11,155	428,798
Cambrex Corp. (a)	3,790	147,242
Charles River Laboratories International, Inc. (a)	5,715	830,104
ChromaDex Corp. (a) (b)	3,552	14,883
Codexis, Inc. (a) (b)	3,752	77,029
Enzo Biochem, Inc. (a)	5,418	14,791
Fluidigm Corp. (a)	61	811
Harvard Bioscience, Inc. (a)	3,672	15,826
Illumina, Inc. (a)	19,035	5,913,984
IQVIA Holdings, Inc. (a)	19,527	2,808,959
Luminex Corp.	5,376	123,702
Mettler-Toledo International, Inc. (a)	3,182	2,300,586
NanoString Technologies, Inc. (a)	3,722	89,067
NeoGenomics, Inc. (a)	9,050	185,163
Pacific Biosciences of California, Inc. (a)	14,578	105,399
PerkinElmer, Inc.	12,756	1,229,168
PRA Health Sciences, Inc. (a)	5,481	604,499
Syneos Health, Inc. (a)	7,607	393,738
Thermo Fisher Scientific, Inc.	46,880	12,831,994
Waters Corp. (a)	9,038	2,274,955
		34,437,734
MACHINERY — 2.0%
Actuant Corp. Class A	7,448	181,508
Security Description	Shares	Value
AGCO Corp.	8,865	$616,561
Alamo Group, Inc.	1,728	172,696
Albany International Corp. Class A	3,630	259,872
Allison Transmission Holdings, Inc.	16,796	754,476
Altra Industrial Motion Corp.	5,337	165,714
Astec Industries, Inc.	2,015	76,086
Barnes Group, Inc.	5,352	275,146
Blue Bird Corp. (a)	1,718	29,086
Briggs & Stratton Corp.	5,409	63,988
Caterpillar, Inc.	69,577	9,426,988
Chart Industries, Inc. (a)	1,826	165,290
CIRCOR International, Inc. (a)	1,869	60,929
Colfax Corp. (a) (b)	10,486	311,224
Columbus McKinnon Corp.	1,957	67,223
Commercial Vehicle Group, Inc. (a)	3,502	26,860
Crane Co.	5,554	469,980
Cummins, Inc.	18,623	2,940,013
Deere & Co.	36,393	5,817,057
Donaldson Co., Inc.	16,376	819,783
Douglas Dynamics, Inc.	1,960	74,617
Dover Corp.	18,722	1,756,124
Eastern Co.	130	3,578
Energy Recovery, Inc. (a) (b)	3,732	32,580
EnPro Industries, Inc.	3,594	231,633
ESCO Technologies, Inc.	3,552	238,091
Evoqua Water Technologies Corp. (a) (b)	7,576	95,306
ExOne Co. (a) (b)	1,706	14,484
Federal Signal Corp.	7,305	189,857
Flowserve Corp.	16,373	739,077
Fortive Corp.	34,822	2,921,218
Franklin Electric Co., Inc.	5,409	276,346
FreightCar America, Inc. (a)	1,745	10,749
Gardner Denver Holdings, Inc. (a)	8,645	240,417
Gencor Industries, Inc. (a)	1,656	20,468
Global Brass & Copper Holdings, Inc.	1,946	67,020
Gorman-Rupp Co.	1,906	64,690
Graco, Inc.	18,371	909,732
Graham Corp.	29	569
Greenbrier Cos., Inc.	3,592	115,770
Harsco Corp. (a)	9,227	186,016
Hillenbrand, Inc.	7,338	304,747
Hurco Cos., Inc.	162	6,533
Hyster-Yale Materials Handling, Inc.	1,703	106,199
IDEX Corp.	9,130	1,385,386
Illinois Tool Works, Inc.	38,687	5,552,745
ITT, Inc.	9,332	541,256
John Bean Technologies Corp.	3,625	333,101
Kadant, Inc.	1,704	149,884
Kennametal, Inc.	9,084	333,837
LB Foster Co. Class A (a)	1,666	31,354
Lincoln Electric Holdings, Inc.	7,274	610,070
Lindsay Corp.	1,787	172,964

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Lydall, Inc. (a)	1,859	$43,612
Manitex International, Inc. (a)	1,786	13,663
Manitowoc Co., Inc (a) (b)	3,771	61,882
Meritor, Inc. (a)	11,001	223,870
Middleby Corp. (a) (b)	6,756	878,483
Milacron Holdings Corp. (a)	5,648	63,935
Miller Industries, Inc.	1,706	52,630
Mueller Industries, Inc.	7,218	226,212
Mueller Water Products, Inc. Class A	20,282	203,631
Navistar International Corp. (a)	9,345	301,844
NN, Inc. (b)	2,006	15,025
Nordson Corp.	5,904	782,398
Omega Flex, Inc. (b)	70	5,306
Oshkosh Corp.	9,073	681,655
PACCAR, Inc.	41,501	2,827,878
Parker-Hannifin Corp.	15,922	2,732,534
Park-Ohio Holdings Corp.	132	4,274
Proto Labs, Inc. (a)	2,009	211,226
RBC Bearings, Inc. (a)	2,015	256,248
REV Group, Inc. (b)	1,896	20,761
Rexnord Corp. (a)	12,691	319,052
Snap-on, Inc.	5,683	889,503
Spartan Motors, Inc.	1,946	17,183
SPX Corp. (a)	5,456	189,814
SPX FLOW, Inc. (a)	1,864	59,462
Standex International Corp.	1,787	131,166
Stanley Black & Decker, Inc.	18,376	2,502,260
Sun Hydraulics Corp.	2,005	93,253
Tennant Co.	1,859	115,425
Terex Corp.	8,923	286,696
Timken Co.	7,527	328,328
Titan International, Inc.	7,244	43,247
Toro Co.	9,322	641,727
TriMas Corp. (a)	1,923	58,132
Trinity Industries, Inc.	18,550	403,092
Twin Disc, Inc. (a)	150	2,498
Wabash National Corp.	7,364	99,782
WABCO Holdings, Inc. (a)	5,640	743,521
Wabtec Corp. (b)	15,023	1,107,496
Watts Water Technologies, Inc. Class A	3,618	292,407
Welbilt, Inc. (a)	18,421	301,736
Woodward, Inc.	7,364	698,770
Xylem, Inc.	20,559	1,624,983
		60,973,498
MARINE — 0.0% (e)
Genco Shipping & Trading, Ltd. (a)	3,542	26,424
Kirby Corp. (a)	5,673	426,099
Matson, Inc.	5,425	195,788
		648,311
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	5,714	324,327
Cable One, Inc.	276	270,861
Security Description	Shares	Value
CBS Corp. Class B	1,315	$62,502
Charter Communications, Inc. Class A (a)	19,590	6,795,967
Clear Channel Outdoor Holdings, Inc. Class A (a)	42	225
Comcast Corp. Class A	33,663	1,345,847
Discovery, Inc. Class A (a)	17,474	472,148
Discovery, Inc. Class C (a)	1,545	39,274
DISH Network Corp. Class A (a)	26,677	845,394
Entercom Communications Corp. Class A (b)	10,259	53,860
Entravision Communications Corp. Class A	9,010	29,192
EW Scripps Co. Class A	7,359	154,539
Fox Corp. Class B (a)	18,551	665,610
Gannett Co., Inc. (b)	13,319	140,382
GCI Liberty, Inc. Class A (a)	4,805	267,206
Gray Television, Inc. (a)	7,418	158,448
Hemisphere Media Group, Inc. (a)	1,876	26,452
Interpublic Group of Cos., Inc.	48,710	1,023,397
John Wiley & Sons, Inc. Class A	1,342	59,343
Lee Enterprises, Inc. (a)	5,498	18,143
Liberty Broadband Corp. Class A (a)	3,614	331,187
Liberty Media Corp.-Liberty SiriusXM Class A (a)	11,179	426,814
Loral Space & Communications, Inc. (a)	88	3,172
Marchex, Inc. Class B (a)	3,662	17,321
MDC Partners, Inc. Class A (a)	109	245
Meredith Corp.	5,344	295,309
MSG Networks, Inc. Class A (a)	7,351	159,884
National CineMedia, Inc.	63	444
New Media Investment Group, Inc.	1,803	18,932
New York Times Co. Class A (b)	14,629	480,563
News Corp. Class B	12,943	161,658
Nexstar Media Group, Inc. Class A	5,402	585,415
Omnicom Group, Inc.	24,245	1,769,643
Scholastic Corp.	3,642	144,806
Sinclair Broadcast Group, Inc. Class A	9,140	351,707
Sirius XM Holdings, Inc. (b)	186,201	1,055,760
TechTarget, Inc. (a)	3,389	55,139
TEGNA, Inc.	27,568	388,709
Townsquare Media, Inc. Class A	1,656	9,472
Tribune Media Co. Class A	10,135	467,629
Tribune Publishing Co. (a)	1,776	20,939
		19,497,865
METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	35,698	98,169
Alcoa Corp. (a)	21,470	604,595
Allegheny Technologies, Inc. (a) (b)	14,369	367,415
Carpenter Technology Corp.	5,469	250,754
Century Aluminum Co. (a)	5,687	50,501
Cleveland-Cliffs, Inc. (b)	16,222	162,058

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Coeur Mining, Inc. (a) (b)	1,696	$6,920
Commercial Metals Co.	18,028	307,918
Compass Minerals International, Inc.	3,736	203,126
Ferroglobe Representation & Warranty Insurance Trust (a) (f)	929	—
Freeport-McMoRan, Inc.	170,235	2,194,329
Gold Resource Corp.	5,678	22,315
Haynes International, Inc.	1,744	57,256
Hecla Mining Co. (b)	47,433	109,096
Kaiser Aluminum Corp.	1,879	196,788
Materion Corp.	1,923	109,726
McEwen Mining, Inc. (b)	27,977	41,965
Newmont Mining Corp.	59,389	2,124,345
Nucor Corp.	38,015	2,218,175
Olympic Steel, Inc.	1,696	26,916
Reliance Steel & Aluminum Co.	8,832	797,176
Royal Gold, Inc. (b)	7,434	675,974
Ryerson Holding Corp. (a)	1,886	16,144
Schnitzer Steel Industries, Inc. Class A	1,732	41,568
Steel Dynamics, Inc.	24,603	867,748
SunCoke Energy, Inc. (a)	1,981	16,819
Synalloy Corp.	160	2,432
TimkenSteel Corp. (a) (b)	1,722	18,701
United States Steel Corp. (b)	21,156	412,330
Universal Stainless & Alloy Products, Inc. (a)	150	2,485
Warrior Met Coal, Inc.	3,752	114,061
Worthington Industries, Inc.	5,517	205,894
		12,323,699
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AG Mortgage Investment Trust, Inc. REIT	3,591	60,472
AGNC Investment Corp. REIT	48,594	874,692
Annaly Capital Management, Inc. REIT	139,855	1,397,151
Anworth Mortgage Asset Corp. REIT	10,947	44,226
Apollo Commercial Real Estate Finance, Inc. REIT (b)	12,616	229,611
Arbor Realty Trust, Inc. REIT (b)	5,537	71,815
Ares Commercial Real Estate Corp. REIT	3,532	53,651
Arlington Asset Investment Corp. Class A (b)	21	167
ARMOUR Residential REIT, Inc.	1,683	32,869
Blackstone Mortgage Trust, Inc. Class A REIT (b)	10,323	356,763
Capstead Mortgage Corp. REIT	18,622	159,963
Cherry Hill Mortgage Investment Corp. REIT (b)	1,736	29,894
Chimera Investment Corp. REIT	22,473	421,144
Dynex Capital, Inc. REIT	1,706	10,390
Ellington Residential Mortgage REIT (b)	1,726	20,539
Security Description	Shares	Value
Exantas Capital Corp. REIT (b)	42	$446
Granite Point Mortgage Trust, Inc. REIT	42	780
Great Ajax Corp. REIT (b)	1,826	25,089
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	9,119	233,811
Invesco Mortgage Capital, Inc. REIT	14,881	235,120
Ladder Capital Corp. REIT	9,078	154,508
MFA Financial, Inc. REIT	48,807	354,827
New Residential Investment Corp. REIT	37,228	629,526
New York Mortgage Trust, Inc. REIT (b)	12,854	78,281
Orchid Island Capital, Inc. REIT (b)	4,964	32,663
PennyMac Mortgage Investment Trust REIT	1,693	35,062
Ready Capital Corp. REIT (b)	6,067	89,005
Redwood Trust, Inc. REIT	1,735	28,020
Two Harbors Investment Corp. REIT	28,498	385,578
Western Asset Mortgage Capital Corp. REIT (b)	42	430
Starwood Property Trust, Inc. REIT	29,101	650,407
		6,696,900
MULTI-UTILITIES — 0.9%
Ameren Corp.	27,962	2,056,605
Avista Corp.	1,448	58,818
Black Hills Corp.	7,212	534,193
CenterPoint Energy, Inc.	50,513	1,550,749
CMS Energy Corp.	30,592	1,699,080
Consolidated Edison, Inc.	29,266	2,482,049
Dominion Energy, Inc.	75,374	5,778,171
DTE Energy Co.	20,570	2,565,902
MDU Resources Group, Inc.	22,267	575,157
NiSource, Inc.	39,513	1,132,443
NorthWestern Corp.	5,673	399,436
Public Service Enterprise Group, Inc.	49,216	2,923,922
Sempra Energy	30,176	3,797,951
Unitil Corp.	1,851	100,269
WEC Energy Group, Inc.	34,080	2,695,046
		28,349,791
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	5,629	214,014
Dillard's, Inc. Class A (b)	1,999	143,968
Dollar General Corp.	30,440	3,631,492
Dollar Tree, Inc. (a)	26,616	2,795,745
JC Penney Co., Inc. (a) (b)	1,823	2,716
Kohl's Corp.	20,113	1,383,171
Macy's, Inc.	37,059	890,528
Nordstrom, Inc. (b)	15,102	670,227
Ollie's Bargain Outlet Holdings, Inc. (a)	5,545	473,155
Target Corp.	60,565	4,860,947

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Tuesday Morning Corp. (a)	5,368	$11,380
		15,077,343
OIL, GAS & CONSUMABLE FUELS — 4.6%
Abraxas Petroleum Corp. (a)	17,914	22,392
Adams Resources & Energy, Inc.	44	1,719
Anadarko Petroleum Corp.	56,295	2,560,297
Antero Resources Corp. (a)	28,291	249,809
Apache Corp.	46,116	1,598,381
Approach Resources, Inc. (a) (b)	5,398	1,909
Arch Coal, Inc. Class A (b)	2,235	203,988
Bonanza Creek Energy, Inc. (a)	1,926	43,701
Cabot Oil & Gas Corp.	52,873	1,379,985
California Resources Corp. (a) (b)	8,157	209,716
Callon Petroleum Co. (a) (b)	24,538	185,262
Carrizo Oil & Gas, Inc. (a) (b)	10,887	135,761
Centennial Resource Development, Inc. Class A (a) (b)	15,026	132,078
Cheniere Energy, Inc. (a)	42,455	2,902,224
Chesapeake Energy Corp. (a) (b)	103,757	321,647
Chevron Corp.	209,170	25,765,561
Cimarex Energy Co.	11,616	811,958
Clean Energy Fuels Corp. (a)	84	260
Cloud Peak Energy, Inc. (a) (b)	16	2
CNX Resources Corp. (a)	10,710	115,347
Comstock Resources, Inc. (a) (b)	17,900	124,047
Concho Resources, Inc.	22,119	2,454,324
ConocoPhillips	132,805	8,863,406
CONSOL Energy, Inc. (a)	3,673	125,690
CVR Energy, Inc.	9,288	382,666
Delek US Holdings, Inc.	9,798	356,843
Denbury Resources, Inc. (a) (b)	76,007	155,814
Devon Energy Corp.	61,414	1,938,226
Diamondback Energy, Inc.	18,923	1,921,252
Dorian LPG, Ltd. (a)	3,727	23,927
Enbridge, Inc.	28	1,015
EOG Resources, Inc.	64,689	6,157,099
EQT Corp.	30,206	626,472
Equitrans Midstream Corp.	24,279	528,797
Evolution Petroleum Corp.	3,662	24,718
Extraction Oil & Gas, Inc. (a) (b)	14,551	61,551
Exxon Mobil Corp.	456,871	36,915,177
Gran Tierra Energy, Inc. (a)	43,977	99,828
Green Plains, Inc.	5,409	90,222
Gulfport Energy Corp. (a)	2,006	16,088
Halcon Resources Corp. (a) (b)	18,565	25,063
Hallador Energy Co.	1,816	9,552
Hess Corp.	31,318	1,886,283
HighPoint Resources Corp. (a)	9,104	20,120
HollyFrontier Corp.	21,198	1,044,425
International Seaways, Inc. (a)	3,582	61,395
Kinder Morgan, Inc.	207,630	4,154,676
Laredo Petroleum, Inc. (a)	22,833	70,554
Lilis Energy, Inc. (a) (b)	3,632	4,249
Marathon Oil Corp.	103,635	1,731,741
Marathon Petroleum Corp.	50,750	3,037,387
Matador Resources Co. (a) (b)	11,163	215,781
Security Description	Shares	Value
Midstates Petroleum Co., Inc. (a)	2,467	$24,103
Murphy Oil Corp.	20,309	595,054
NACCO Industries, Inc. Class A	145	5,542
Noble Energy, Inc.	59,419	1,469,432
Oasis Petroleum, Inc. (a)	32,970	199,139
Occidental Petroleum Corp.	89,475	5,923,245
ONEOK, Inc.	46,848	3,271,864
Panhandle Oil and Gas, Inc. Class A	5,398	84,749
Par Pacific Holdings, Inc. (a)	5,448	97,029
Parsley Energy, Inc. Class A (a)	29,530	569,929
PBF Energy, Inc. Class A	12,720	396,101
PDC Energy, Inc. (a)	7,485	304,490
Peabody Energy Corp.	14,352	406,592
Penn Virginia Corp. (a)	1,786	78,763
Phillips 66	51,393	4,891,072
Pioneer Natural Resources Co.	18,418	2,804,693
QEP Resources, Inc. (a)	27,365	213,173
Range Resources Corp. (b)	28,429	319,542
Renewable Energy Group, Inc. (a) (b)	3,826	84,019
REX American Resources Corp. (a)	142	11,447
Ring Energy, Inc. (a)	7,264	42,640
SandRidge Energy, Inc. (a)	3,682	29,530
SemGroup Corp. Class A	167	2,462
SilverBow Resources, Inc. (a)	1,716	39,468
SM Energy Co.	12,834	224,467
Southwestern Energy Co. (a) (b)	67,645	317,255
SRC Energy, Inc. (a) (b)	31,860	163,123
Talos Energy, Inc. (a)	1,956	51,951
Targa Resources Corp.	25,356	1,053,542
Tellurian, Inc. (a) (b)	7,364	82,477
Uranium Energy Corp. (a) (b)	19,831	27,763
Valero Energy Corp.	48,629	4,125,198
W&T Offshore, Inc. (a)	10,986	75,803
Whiting Petroleum Corp. (a) (b)	10,577	276,483
Williams Cos., Inc.	118,454	3,401,999
World Fuel Services Corp.	84	2,427
WPX Energy, Inc. (a)	46,650	611,581
		142,048,532
PAPER & FOREST PRODUCTS — 0.0% (e)
Boise Cascade Co.	3,821	102,250
Clearwater Paper Corp. (a)	21	409
Domtar Corp.	7,390	366,914
Louisiana-Pacific Corp.	16,868	411,242
Mercer International, Inc.	3,732	50,419
Neenah, Inc.	1,867	120,160
PH Glatfelter Co.	5,455	77,025
Resolute Forest Products, Inc.	9,100	71,890
Schweitzer-Mauduit International, Inc.	3,656	141,560
Verso Corp. Class A (a)	2,001	42,861
		1,384,730

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	52,262	$153,650
Coty, Inc. Class A	55,355	636,582
Edgewell Personal Care Co. (a)	5,891	258,556
elf Beauty, Inc. (a)	1,956	20,734
Estee Lauder Cos., Inc. Class A	25,901	4,287,911
Herbalife Nutrition, Ltd. (a)	17,890	947,991
Inter Parfums, Inc.	1,847	140,132
Medifast, Inc. (b)	1,784	227,549
Natural Health Trends Corp.	1,666	21,591
Nu Skin Enterprises, Inc. Class A	5,673	271,510
USANA Health Sciences, Inc. (a)	1,863	156,250
		7,122,456
PHARMACEUTICALS — 4.0%
AcelRx Pharmaceuticals, Inc. (a) (b)	10,327	35,938
Aclaris Therapeutics, Inc. (a) (b)	1,936	11,597
Adamis Pharmaceuticals Corp. (a) (b)	3,542	7,474
Aerie Pharmaceuticals, Inc. (a)	3,663	173,993
Akorn, Inc. (a)	11,082	39,009
Amneal Pharmaceuticals, Inc. (a) (b)	9,070	128,522
Amphastar Pharmaceuticals, Inc. (a)	3,722	76,040
ANI Pharmaceuticals, Inc. (a)	180	12,697
Aratana Therapeutics, Inc. (a)	5,398	19,433
Assertio Therapeutics, Inc. (a)	63	319
BioDelivery Sciences International, Inc. (a)	5,568	29,510
Bristol-Myers Squibb Co.	185,627	8,856,264
Catalent, Inc. (a)	15,088	612,422
Clearside Biomedical, Inc. (a) (b)	1,936	2,672
Collegium Pharmaceutical, Inc. (a)	1,876	28,403
Corcept Therapeutics, Inc. (a)	13,269	155,778
Cymabay Therapeutics, Inc. (a)	3,792	50,358
Dermira, Inc. (a) (b)	12,583	170,500
Durect Corp. (a)	37,573	23,517
Eli Lilly & Co.	94,644	12,281,005
Innoviva, Inc. (a)	1,698	23,823
Intersect ENT, Inc. (a)	3,602	115,804
Intra-Cellular Therapies, Inc. (a)	5,376	65,480
Johnson & Johnson	292,674	40,912,898
Lannett Co., Inc. (a) (b)	1,997	15,716
Marinus Pharmaceuticals, Inc. (a) (b)	3,602	15,056
Medicines Co. (a) (b)	14,394	402,312
Melinta Therapeutics, Inc. (a) (b)	3	11
Merck & Co., Inc.	293,416	24,403,409
Mylan NV (a)	55,874	1,583,469
MyoKardia, Inc. (a) (b)	2,006	104,292
Nektar Therapeutics (a)	23,117	776,731
Neos Therapeutics, Inc. (a) (b)	1,886	4,922
Ocular Therapeutix, Inc. (a) (b)	2,006	7,964
Omeros Corp. (a) (b)	7,480	129,928
Pacira Pharmaceuticals, Inc. (a)	5,485	208,759
Security Description	Shares	Value
Paratek Pharmaceuticals, Inc. (a) (b)	2,059	$11,036
Pfizer, Inc.	633,818	26,918,250
Phibro Animal Health Corp. Class A	1,937	63,921
Prestige Consumer Healthcare, Inc. (a) (b)	5,971	178,593
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,816	155,214
Revance Therapeutics, Inc. (a)	3,503	55,207
Strongbridge Biopharma PLC (a) (b)	3,512	17,490
Supernus Pharmaceuticals, Inc. (a)	5,565	194,998
Teligent, Inc. (a) (b)	38,940	45,170
Tetraphase Pharmaceuticals, Inc. (a)	42	56
TherapeuticsMD, Inc. (a) (b)	32,066	156,161
Zoetis, Inc.	54,607	5,497,287
Zogenix, Inc. (a) (b)	1,936	106,499
Zynerba Pharmaceuticals, Inc. (a) (b)	1,666	9,030
		124,894,937
PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	124	404
ASGN, Inc. (a)	5,499	349,132
Barrett Business Services, Inc.	162	12,527
BG Staffing, Inc.	160	3,494
CBIZ, Inc. (a)	3,777	76,446
CoStar Group, Inc. (a)	3,719	1,734,616
CRA International, Inc.	169	8,541
Equifax, Inc.	14,677	1,739,225
Exponent, Inc.	7,102	409,927
Forrester Research, Inc.	1,784	86,256
Franklin Covey Co. (a)	1,706	43,162
FTI Consulting, Inc. (a)	3,814	292,992
GP Strategies Corp. (a)	1,856	22,550
Heidrick & Struggles International, Inc.	3,518	134,845
Huron Consulting Group, Inc. (a)	99	4,675
ICF International, Inc.	1,889	143,715
InnerWorkings, Inc. (a)	5,539	20,051
Insperity, Inc.	5,247	648,844
Kelly Services, Inc. Class A	2,015	44,451
Kforce, Inc.	2,005	70,416
Korn/Ferry International	5,595	250,544
ManpowerGroup, Inc.	7,491	619,431
Mistras Group, Inc. (a)	1,854	25,604
Navigant Consulting, Inc.	5,605	109,129
Nielsen Holdings PLC	42,828	1,013,739
Resources Connection, Inc.	3,542	58,585
Robert Half International, Inc.	15,084	982,873
TransUnion	21,739	1,453,035
TriNet Group, Inc. (a)	5,359	320,147
TrueBlue, Inc. (a)	5,330	126,001
Verisk Analytics, Inc.	19,490	2,592,170
WageWorks, Inc. (a)	5,405	204,093

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Willdan Group, Inc. (a)	1,656	$61,388
		13,663,008
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	39,349	1,945,808
Consolidated-Tomoka Land Co.	162	9,566
FRP Holdings, Inc. (a)	172	8,182
HFF, Inc. Class A	3,746	178,872
Howard Hughes Corp. (a)	3,854	423,940
Jones Lang LaSalle, Inc.	5,515	850,303
Kennedy-Wilson Holdings, Inc.	13,105	280,316
Marcus & Millichap, Inc. (a)	131	5,336
Maui Land & Pineapple Co., Inc. (a)	130	1,486
Newmark Group, Inc. Class A	9,557	79,705
RE/MAX Holdings, Inc. Class A	2,119	81,666
Realogy Holdings Corp.	14,646	166,964
RMR Group, Inc. Class A	129	7,866
St. Joe Co. (a) (b)	9,084	149,795
Tejon Ranch Co. (a)	5,113	89,989
		4,279,794
ROAD & RAIL — 1.2%
AMERCO	1,455	540,547
ArcBest Corp.	3,534	108,812
Avis Budget Group, Inc. (a) (b)	9,372	326,708
Covenant Transportation Group, Inc. Class A (a)	1,736	32,949
CSX Corp.	101,329	7,581,436
Daseke, Inc. (a)	1,956	9,956
Genesee & Wyoming, Inc. Class A (a)	7,350	640,479
Heartland Express, Inc.	5,569	107,370
Hertz Global Holdings, Inc. (a)	9,415	163,539
JB Hunt Transport Services, Inc.	10,543	1,067,900
Kansas City Southern	12,375	1,435,253
Knight-Swift Transportation Holdings, Inc. (b)	14,452	472,291
Landstar System, Inc.	5,400	590,706
Marten Transport, Ltd.	3,854	68,717
Norfolk Southern Corp.	32,854	6,140,084
Old Dominion Freight Line, Inc.	7,438	1,073,973
PAM Transportation Services, Inc. (a)	40	1,958
Ryder System, Inc.	5,685	352,413
Saia, Inc. (a)	3,552	217,027
Schneider National, Inc. Class B	8,845	186,187
Union Pacific Corp.	85,452	14,287,574
Universal Logistics Holdings, Inc.	180	3,542
USA Truck, Inc. (a)	140	2,022
Werner Enterprises, Inc.	5,479	187,108
YRC Worldwide, Inc. (a)	182	1,218
		35,599,769
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Adesto Technologies Corp. (a) (b)	1,766	10,684
Security Description	Shares	Value
Advanced Energy Industries, Inc. (a)	3,734	$185,505
Advanced Micro Devices, Inc. (a) (b)	132,593	3,383,773
Alpha & Omega Semiconductor, Ltd. (a)	12,876	148,203
Ambarella, Inc. (a) (b)	3,739	161,525
Amkor Technology, Inc. (a)	17,603	150,330
Analog Devices, Inc.	43,322	4,560,507
Applied Materials, Inc.	122,793	4,869,970
Axcelis Technologies, Inc. (a)	2,009	40,421
AXT, Inc. (a) (b)	3,792	16,874
Broadcom, Inc.	47,309	14,226,289
Brooks Automation, Inc.	9,288	272,417
Cabot Microelectronics Corp.	2,234	250,119
CEVA, Inc. (a)	1,923	51,844
Cirrus Logic, Inc. (a)	7,388	310,813
Cohu, Inc.	4,231	62,407
Cree, Inc. (a) (b)	11,034	631,365
CyberOptics Corp. (a)	1,656	28,318
Cypress Semiconductor Corp.	37,588	560,813
Diodes, Inc. (a)	3,638	126,239
DSP Group, Inc. (a)	1,956	27,521
Entegris, Inc. (b)	15,044	536,920
Everspin Technologies, Inc. (a)	1,676	12,838
First Solar, Inc. (a)	9,134	482,641
FormFactor, Inc. (a)	7,504	120,739
GSI Technology, Inc. (a)	1,806	14,033
Ichor Holdings, Ltd. (a) (b)	1,846	41,683
Impinj, Inc. (a) (b)	1,896	31,767
Inphi Corp. (a)	5,568	243,544
Integrated Device Technology, Inc. (a)	14,705	720,398
Intel Corp.	532,336	28,586,443
KLA-Tencor Corp.	18,560	2,216,250
Kopin Corp. (a) (b)	59,076	79,162
Kulicke & Soffa Industries, Inc.	7,434	164,366
Lam Research Corp.	19,180	3,433,412
Lattice Semiconductor Corp. (a)	12,762	152,251
MACOM Technology Solutions Holdings, Inc. (a) (b)	5,611	93,760
MagnaChip Semiconductor Corp. (a) (b)	3,762	27,839
Maxim Integrated Products, Inc.	31,860	1,693,996
MaxLinear, Inc. (a) (b)	7,963	203,295
Mellanox Technologies, Ltd. (a)	5,407	639,973
Microchip Technology, Inc. (b)	27,162	2,253,360
Micron Technology, Inc. (a)	130,713	5,402,368
MKS Instruments, Inc.	5,435	505,727
Monolithic Power Systems, Inc.	3,718	503,752
Nanometrics, Inc. (a)	1,945	60,062
NeoPhotonics Corp. (a)	3,612	22,719
NVE Corp.	92	9,006
NVIDIA Corp.	68,680	12,332,181
ON Semiconductor Corp. (a)	50,426	1,037,263
PDF Solutions, Inc. (a) (b)	3,573	44,127
Photronics, Inc. (a)	7,396	69,892

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Pixelworks, Inc. (a)	3,512	$13,767
Power Integrations, Inc.	3,620	253,183
Qorvo, Inc. (a)	15,160	1,087,427
QUALCOMM, Inc.	171,850	9,800,605
Rambus, Inc. (a)	7,396	77,288
Rudolph Technologies, Inc. (a)	3,615	82,422
Semtech Corp. (a)	7,364	374,901
Sigma Designs, Inc.	82	13
Silicon Laboratories, Inc. (a)	3,799	307,187
Skyworks Solutions, Inc.	21,856	1,802,683
SolarEdge Technologies, Inc. (a)	3,662	137,984
SunPower Corp. (a) (b)	16,842	109,641
Synaptics, Inc. (a) (b)	5,142	204,394
Teradyne, Inc.	20,503	816,840
Texas Instruments, Inc.	114,384	12,132,711
Ultra Clean Holdings, Inc. (a) (b)	3,772	39,040
Universal Display Corp. (b)	5,360	819,276
Veeco Instruments, Inc. (a)	9,763	105,831
Versum Materials, Inc.	10,906	548,681
Xilinx, Inc.	29,330	3,718,751
Xperi Corp.	5,663	132,514
		124,376,843
SOFTWARE — 7.3%
2U, Inc. (a) (b)	5,488	388,825
8x8, Inc. (a)	11,102	224,260
A10 Networks, Inc. (a)	5,558	39,406
ACI Worldwide, Inc. (a)	12,850	422,380
Adobe, Inc. (a)	59,910	15,965,416
Agilysys, Inc. (a)	1,976	41,832
Alarm.com Holdings, Inc. (a)	1,976	128,242
Alteryx, Inc. Class A (a) (b)	2,941	246,662
Amber Road, Inc. (a)	1,976	17,132
American Software, Inc. Class A	5,414	64,697
ANSYS, Inc. (a)	10,227	1,868,575
Appfolio, Inc. Class A (a)	2,335	185,399
Appian Corp. (a)	6,212	213,879
Aspen Technology, Inc. (a)	8,792	916,654
Asure Software, Inc. (a) (b)	1,736	10,607
Autodesk, Inc. (a)	25,877	4,032,154
Avalara, Inc. (a)	4,605	256,913
Avaya Holdings Corp. (a)	12,683	213,455
Benefitfocus, Inc. (a) (b)	4,212	208,578
Blackbaud, Inc.	5,409	431,260
Blackline, Inc. (a)	3,522	163,139
Bottomline Technologies DE, Inc. (a)	3,834	192,045
Box, Inc. Class A (a)	10,989	212,198
Cadence Design Systems, Inc. (a)	31,268	1,985,831
Carbon Black, Inc. (a)	11,010	153,590
CDK Global, Inc.	15,021	883,535
ChannelAdvisor Corp. (a)	84	1,023
Citrix Systems, Inc.	16,168	1,611,303
Cloudera, Inc. (a) (b)	28,656	313,497
CommVault Systems, Inc. (a)	5,599	362,479
Cornerstone OnDemand, Inc. (a)	7,456	408,440
Coupa Software, Inc. (a) (b)	6,587	599,285
Security Description	Shares	Value
Digimarc Corp. (a) (b)	1,726	$54,162
DocuSign, Inc. (a)	17,350	899,424
Dropbox, Inc. Class A (a)	11,500	250,700
Ebix, Inc. (b)	3,024	149,295
eGain Corp. (a)	880	9,196
Ellie Mae, Inc. (a) (b)	3,682	363,377
Envestnet, Inc. (a)	5,428	354,937
Everbridge, Inc. (a) (b)	9,306	698,043
Fair Isaac Corp. (a)	3,718	1,009,920
Finjan Holdings, Inc. (a)	45,110	132,172
FireEye, Inc. (a) (b)	20,933	351,465
Five9, Inc. (a)	5,661	299,071
ForeScout Technologies, Inc. (a)	6,340	265,709
Fortinet, Inc. (a)	16,425	1,379,207
Guidewire Software, Inc. (a)	9,146	888,625
HubSpot, Inc. (a)	5,396	896,869
Ideanomics, Inc. (a) (b)	22,280	43,223
Instructure, Inc. (a) (b)	1,916	90,282
Intuit, Inc.	28,523	7,456,197
j2 Global, Inc.	5,519	477,945
LivePerson, Inc. (a)	3,703	107,461
LogMeIn, Inc.	5,564	445,676
Manhattan Associates, Inc. (a)	7,567	417,017
Microsoft Corp.	882,442	104,075,210
MicroStrategy, Inc. Class A (a)	55	7,934
Mitek Systems, Inc. (a)	3,702	45,312
MobileIron, Inc. (a)	7,214	39,461
Model N, Inc. (a)	1,976	34,659
Monotype Imaging Holdings, Inc.	3,814	75,860
New Relic, Inc. (a)	3,793	374,369
Nuance Communications, Inc. (a)	35,481	600,693
Nutanix, Inc. Class A (a)	18,370	693,284
OneSpan, Inc. (a)	3,641	69,980
Oracle Corp.	317,669	17,062,002
Palo Alto Networks, Inc. (a)	10,857	2,636,948
Park City Group, Inc. (a)	1,806	14,430
Paycom Software, Inc. (a) (b)	6,782	1,282,680
Paylocity Holding Corp. (a)	2,008	179,094
Pegasystems, Inc.	3,539	230,035
Pivotal Software, Inc. Class A (a) (b)	9,375	195,469
Progress Software Corp.	5,582	247,673
Proofpoint, Inc. (a)	5,386	654,022
PROS Holdings, Inc. (a)	3,546	149,783
PTC, Inc. (a)	12,995	1,197,879
Q2 Holdings, Inc. (a)	3,723	257,855
Qualys, Inc. (a)	3,837	317,473
Rapid7, Inc. (a)	12,816	648,618
RealNetworks, Inc. (a)	1,926	5,990
RealPage, Inc. (a)	7,412	449,834
Red Hat, Inc. (a)	20,821	3,803,997
RingCentral, Inc. Class A (a)	10,804	1,164,671
Rubicon Project, Inc. (a)	66,956	407,092
SailPoint Technologies Holding, Inc. (a)	21,420	615,182
salesforce.com, Inc. (a)	89,980	14,250,133

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SecureWorks Corp. Class A (a) (b)	10,110	$186,024
ServiceNow, Inc. (a)	20,288	5,000,789
SharpSpring, Inc. (a) (b)	14,380	230,368
ShotSpotter, Inc. (a) (b)	8,975	346,435
Smartsheet, Inc. Class A (a)	320	13,053
Splunk, Inc. (a)	18,005	2,243,423
SPS Commerce, Inc. (a)	1,042	110,515
SS&C Technologies Holdings, Inc.	21,200	1,350,228
Symantec Corp.	73,550	1,690,915
Synopsys, Inc. (a)	17,640	2,031,246
Tableau Software, Inc. Class A (a)	7,256	923,544
Telaria, Inc. (a)	1,966	12,464
Telenav, Inc. (a)	3,742	22,714
Teradata Corp. (a)	13,982	610,314
TiVo Corp.	1,718	16,012
Trade Desk, Inc. Class A (a)	4,332	857,519
Tyler Technologies, Inc. (a)	3,692	754,645
Ultimate Software Group, Inc. (a)	3,600	1,188,468
Upland Software, Inc. (a)	6,540	277,034
Varonis Systems, Inc. (a)	3,453	205,902
Verint Systems, Inc. (a)	7,331	438,834
VirnetX Holding Corp. (a)	23,238	147,097
VMware, Inc. Class A	7,443	1,343,536
Workday, Inc. Class A (a)	18,406	3,549,597
Workiva, Inc. (a)	1,936	98,155
Yext, Inc. (a) (b)	14,703	321,408
Zendesk, Inc. (a)	11,135	946,475
Zix Corp. (a)	5,620	38,666
Zscaler, Inc. (a) (b)	10,910	773,846
Zuora, Inc. Class A (a)	20,320	407,010
		227,726,522
SPECIALTY RETAIL — 2.5%
Aaron's, Inc.	9,066	476,872
Abercrombie & Fitch Co. Class A	5,599	153,469
Advance Auto Parts, Inc.	9,032	1,540,227
American Eagle Outfitters, Inc.	20,503	454,551
America's Car-Mart, Inc. (a)	172	15,710
Asbury Automotive Group, Inc. (a)	2,293	159,042
Ascena Retail Group, Inc. (a) (b)	189	204
At Home Group, Inc. (a) (b)	3,722	66,475
AutoNation, Inc. (a)	10,922	390,134
AutoZone, Inc. (a)	2,966	3,037,540
Barnes & Noble Education, Inc. (a)	21	88
Barnes & Noble, Inc. (b)	7,229	39,253
Bed Bath & Beyond, Inc. (b)	15,949	270,974
Best Buy Co., Inc.	30,338	2,155,818
Big 5 Sporting Goods Corp.	21	67
Boot Barn Holdings, Inc. (a)	1,776	52,285
Buckle, Inc. (b)	127	2,377
Build-A-Bear Workshop, Inc. (a)	1,846	11,261
Burlington Stores, Inc. (a)	7,689	1,204,713
Caleres, Inc.	5,395	133,203
Camping World Holdings, Inc. Class A (b)	1,976	27,486
CarMax, Inc. (a) (b)	21,576	1,506,005
Carvana Co. (a) (b)	3,770	218,886
Security Description	Shares	Value
Cato Corp. Class A	4,149	$62,152
Chico's FAS, Inc. (b)	189	807
Children's Place, Inc. (b)	1,965	191,155
Citi Trends, Inc.	1,768	34,140
Conn's, Inc. (a) (b)	184	4,206
Container Store Group, Inc. (a)	1,886	16,597
Designer Brands, Inc.	9,114	202,513
Dick's Sporting Goods, Inc. (b)	9,071	333,904
Express, Inc. (a)	1,680	7,190
Five Below, Inc. (a)	5,662	703,503
Floor & Decor Holdings, Inc. Class A (a) (b)	8,545	352,225
Foot Locker, Inc.	12,122	734,593
Francesca's Holdings Corp. (a) (b)	42	28
GameStop Corp. Class A	10,747	109,190
Gap, Inc.	26,957	705,734
Genesco, Inc. (a)	21	957
GNC Holdings, Inc. Class A (a) (b)	105	287
Group 1 Automotive, Inc.	1,965	127,135
Guess?, Inc.	1,787	35,025
Haverty Furniture Cos., Inc.	1,930	42,228
Hibbett Sports, Inc. (a)	42	958
Home Depot, Inc.	133,808	25,676,417
J. Jill, Inc. (b)	3,562	19,555
Kirkland's, Inc. (a)	58	408
L Brands, Inc.	28,367	782,362
Lithia Motors, Inc. Class A (b)	3,521	326,573
Lowe's Cos., Inc.	97,174	10,637,638
Lumber Liquidators Holdings, Inc. (a) (b)	99	1,000
MarineMax, Inc. (a)	2,007	38,454
Michaels Cos., Inc. (a) (b)	12,892	147,227
Monro, Inc. (b)	3,816	330,160
Murphy USA, Inc. (a)	5,258	450,190
Office Depot, Inc.	47,567	172,668
O'Reilly Automotive, Inc. (a)	9,036	3,508,679
Penske Automotive Group, Inc. (b)	3,799	169,625
Pier 1 Imports, Inc. (a) (b)	105	80
Rent-A-Center, Inc. (a)	170	3,548
RH (a) (b)	1,740	179,133
Ross Stores, Inc.	42,258	3,934,220
RTW RetailWinds, Inc. (a)	3,582	8,597
Sally Beauty Holdings, Inc. (a) (b)	14,341	264,018
Shoe Carnival, Inc. (b)	1,774	60,369
Sleep Number Corp. (a)	5,673	266,631
Sonic Automotive, Inc. Class A (b)	3,814	56,485
Sportsman's Warehouse Holdings, Inc. (a) (b)	4,965	23,832
Tailored Brands, Inc. (b)	1,676	13,140
Tiffany & Co.	14,599	1,540,924
Tile Shop Holdings, Inc.	21	119
Tilly's, Inc. Class A	1,746	19,433
TJX Cos., Inc.	143,380	7,629,250
Tractor Supply Co.	14,621	1,429,349
TravelCenters of America LLC (a)	3,672	15,092

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,953	$2,424,720
Urban Outfitters, Inc. (a)	8,726	258,639
Vitamin Shoppe, Inc. (a)	42	296
Williams-Sonoma, Inc. (b)	9,280	522,186
Winmark Corp.	59	11,127
Zumiez, Inc. (a)	94	2,340
		76,505,651
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
3D Systems Corp. (a) (b)	9,201	99,003
Apple, Inc.	545,470	103,612,026
Avid Technology, Inc. (a)	3,832	28,548
Cray, Inc. (a)	42	1,094
Dell Technologies, Inc. Class C (a)	15,929	934,873
Diebold Nixdorf, Inc.	8,994	99,564
Eastman Kodak Co. (a) (b)	5,328	15,771
Electronics For Imaging, Inc. (a)	5,529	148,730
Hewlett Packard Enterprise Co.	176,361	2,721,250
HP, Inc.	186,652	3,626,648
Immersion Corp. (a) (b)	21	177
Intevac, Inc. (a)	1,966	12,052
NCR Corp. (a) (b)	14,480	395,159
NetApp, Inc.	32,043	2,221,862
Pure Storage, Inc. Class A (a)	24,468	533,158
Stratasys, Ltd. (a)	4,163	99,163
USA Technologies, Inc. (a) (b)	5,468	22,692
Western Digital Corp.	33,933	1,630,820
Xerox Corp.	29,473	942,546
		117,145,136
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	5,511	555,454
Columbia Sportswear Co.	3,630	378,173
Crocs, Inc. (a)	9,365	241,149
Culp, Inc.	1,716	32,999
Deckers Outdoor Corp. (a)	3,728	547,979
Delta Apparel, Inc. (a)	140	3,111
Fossil Group, Inc. (a) (b)	7,663	105,136
G-III Apparel Group, Ltd. (a)	5,444	217,542
Hanesbrands, Inc. (b)	43,149	771,504
Lakeland Industries, Inc. (a)	150	1,761
Lululemon Athletica, Inc. (a)	11,638	1,907,119
Movado Group, Inc.	1,847	67,194
NIKE, Inc. Class B	150,457	12,669,984
Oxford Industries, Inc.	1,847	139,005
PVH Corp.	9,139	1,114,501
Ralph Lauren Corp.	6,627	859,389
Sequential Brands Group, Inc. (a) (b)	5,378	6,884
Skechers U.S.A., Inc. Class A (a)	13,000	436,930
Steven Madden, Ltd.	10,666	360,937
Superior Group of Cos., Inc.	180	2,992
Tapestry, Inc.	33,920	1,102,061
Under Armour, Inc. Class A (a)	21,238	448,971
Security Description	Shares	Value
Unifi, Inc. (a)	1,844	$35,681
Vera Bradley, Inc. (a)	21	278
VF Corp.	45,947	3,993,254
Wolverine World Wide, Inc.	11,027	393,995
		26,393,983
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	7,436	215,347
Capitol Federal Financial, Inc.	16,484	220,061
Dime Community Bancshares, Inc.	3,675	68,833
ESSA Bancorp, Inc.	1,686	25,964
Federal Agricultural Mortgage Corp. Class C	158	11,444
First Defiance Financial Corp.	3,368	96,796
Flagstar Bancorp, Inc.	1,930	63,536
Home Bancorp, Inc.	130	4,322
HomeStreet, Inc. (a)	3,514	92,594
Impac Mortgage Holdings, Inc. (a) (b)	1,766	6,923
Kearny Financial Corp.	11,147	143,462
LendingTree, Inc. (a) (b)	1,288	452,809
Meridian Bancorp, Inc.	5,618	88,146
Meta Financial Group, Inc.	540	10,627
MGIC Investment Corp. (a)	46,557	614,087
Mr Cooper Group, Inc. (a) (b)	96,086	921,465
New York Community Bancorp, Inc. (b)	59,543	688,913
NMI Holdings, Inc. Class A (a)	5,528	143,009
Northfield Bancorp, Inc.	5,673	78,855
Northwest Bancshares, Inc.	11,061	187,705
OceanFirst Financial Corp.	4,134	99,464
Ocwen Financial Corp. (a)	3,689	6,714
Oritani Financial Corp. (b)	5,409	89,952
PennyMac Financial Services, Inc.	1,959	43,568
Provident Financial Holdings, Inc.	130	2,590
Provident Financial Services, Inc.	7,275	188,350
Prudential Bancorp, Inc.	1,656	28,732
Radian Group, Inc.	22,850	473,909
Riverview Bancorp, Inc.	1,926	14,079
SI Financial Group, Inc.	1,726	22,283
Southern Missouri Bancorp, Inc.	150	4,620
Territorial Bancorp, Inc.	158	4,252
Timberland Bancorp, Inc.	130	3,637
TrustCo Bank Corp. NY	10,964	85,081
United Community Financial Corp.	5,498	51,406
United Financial Bancorp, Inc.	6,817	97,824
Walker & Dunlop, Inc.	3,563	181,392
Washington Federal, Inc.	11,087	320,303
Waterstone Financial, Inc.	2,006	33,019
Western New England Bancorp, Inc.	3,592	33,154
WSFS Financial Corp.	5,842	225,501
		6,144,728
TOBACCO — 0.8%
22nd Century Group, Inc. (a) (b)	10,936	18,700
Altria Group, Inc.	190,607	10,946,560

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	158,417	$14,002,479
Turning Point Brands, Inc.	1,856	85,543
Universal Corp.	3,552	204,702
		25,257,984
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	11,091	380,976
Aircastle, Ltd.	7,364	149,047
Applied Industrial Technologies, Inc.	4,925	292,890
Beacon Roofing Supply, Inc. (a)	7,391	237,694
BMC Stock Holdings, Inc. (a)	7,424	131,182
CAI International, Inc. (a)	1,778	41,250
DXP Enterprises, Inc. (a)	29	1,129
Fastenal Co.	33,685	2,166,282
Foundation Building Materials, Inc. (a)	1,896	18,657
GATX Corp. (b)	5,419	413,849
General Finance Corp. (a)	1,726	16,104
GMS, Inc. (a)	3,602	54,462
H&E Equipment Services, Inc.	3,661	91,928
HD Supply Holdings, Inc. (a)	22,300	966,705
Herc Holdings, Inc. (a)	3,653	142,394
Huttig Building Products, Inc. (a)	1,976	5,473
Kaman Corp.	3,576	208,981
Lawson Products, Inc. (a)	150	4,704
MRC Global, Inc. (a)	1,735	30,328
MSC Industrial Direct Co., Inc. Class A	5,439	449,860
NOW, Inc. (a)	126	1,759
Rush Enterprises, Inc. Class A	2,233	93,362
Rush Enterprises, Inc. Class B	80	3,322
SiteOne Landscape Supply, Inc. (a) (b)	3,771	215,513
Systemax, Inc.	1,736	39,303
Titan Machinery, Inc. (a)	1,927	29,984
United Rentals, Inc. (a)	10,240	1,169,920
Univar, Inc. (a) (b)	14,821	328,428
Veritiv Corp. (a)	1,722	45,323
W.W. Grainger, Inc.	5,618	1,690,625
Watsco, Inc.	3,662	524,435
WESCO International, Inc. (a)	5,455	289,169
Willis Lease Finance Corp. (a)	70	2,967
		10,238,005
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Macquarie Infrastructure Corp.	10,860	447,649
WATER UTILITIES — 0.1%
American States Water Co.	3,860	275,218
American Water Works Co., Inc.	15,716	1,638,550
Aqua America, Inc.	18,590	677,420
AquaVenture Holdings, Ltd. (a)	1,756	33,979
Cadiz, Inc. (a) (b)	1,966	19,031
California Water Service Group	5,616	304,836
Connecticut Water Service, Inc.	1,627	111,693
Security Description	Shares	Value
Middlesex Water Co.	1,786	$99,998
Pure Cycle Corp. (a)	1,956	19,286
SJW Group	1,966	121,381
York Water Co.	1,746	59,923
		3,361,315
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	3,772	87,812
Gogo, Inc. (a) (b)	63	283
Shenandoah Telecommunications Co.	5,582	247,618
Spok Holdings, Inc.	1,940	26,423
Telephone & Data Systems, Inc.	11,073	340,273
T-Mobile US, Inc. (a)	35,525	2,454,777
United States Cellular Corp. (a)	1,794	82,363
		3,239,549
TOTAL COMMON STOCKS (Cost $2,958,747,414)		3,077,924,468
LIMITED PARTNERSHIPS — 0.0%(e)
CAPITAL MARKETS — 0.0% (e)
JMP Group LLC	1,726	6,472
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
Fortress Transportation & Infrastructure Investors LLC	7,414	126,854
TOTAL LIMITED PARTNERSHIPS (Cost $137,173)		133,326
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
GCI Liberty, Inc. 7.00% (Cost $14)	1	25
RIGHTS — 0.0% (e)
CHEMICALS — 0.0% (e)
A Schulman, Inc. (CVR) (a) (d)	2,701	1,413
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (d)	875	227
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (d)	1,318	132
PHARMACEUTICALS — 0.0% (e)
Corium International, Inc. (CVR) (a) (b) (d)	3,134	564
TOTAL RIGHTS (Cost $1,961)		2,336

See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	21,782,243	$21,782,243
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	6,156,641	6,156,641
TOTAL SHORT-TERM INVESTMENTS (Cost $27,938,884)		27,938,884
TOTAL INVESTMENTS — 100.1% (Cost $2,986,825,446)		3,105,999,039
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,332,410)
NET ASSETS — 100.0%		$3,103,666,629
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $3,621, representing less than 0.05% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	128	06/21/2019	$17,725,574	$18,161,920	$436,346
E-Mini Russell 2000 Index (long)	19	06/21/2019	1,456,176	1,466,610	$10,434
E-Mini S&P MidCap 400 Index (long)	2	06/21/2019	375,785	380,200	$4,415
Total unrealized appreciation/depreciation on open futures contracts purchased					$451,195
See accompanying notes to schedules of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,077,923,183	$1,285	$0(a)	$3,077,924,468
Limited Partnerships	133,326	—	—	133,326
Preferred Stocks	25	—	—	25
Rights	—	2,336	—	2,336
Short-Term Investments	27,938,884	—	—	27,938,884
TOTAL INVESTMENTS	$3,105,995,418	$3,621	$0	$3,105,999,039
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	451,195	—	—	451,195
TOTAL OTHER FINANCIAL INSTRUMENTS:	$451,195	$—	$—	$451,195
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,106,446,613	$3,621	$—	$3,106,450,234
(a)	The Portfolio held a Level 3 security that was valued at $0 at March 31, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	31,091	$2,894,261	$1,154,725	$3,273,796	$(887,710)	$112,520	—	$—	$35,440	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,071,013	4,071,013	73,388,416	55,677,186	—	—	21,782,243	21,782,243	253,657	—
State Street Navigator Securities Lending Government Money Market Portfolio	10,078,060	10,078,060	35,880,525	39,801,944	—	—	6,156,641	6,156,641	176,097	—
Total		$17,043,334	$110,423,666	$98,752,926	$(887,710)	$112,520		$27,938,884	$465,194	$—
See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
BWX Technologies, Inc.	9,603	$476,117
Curtiss-Wright Corp.	5,182	587,328
General Dynamics Corp.	9,259	1,567,363
Hexcel Corp.	11,600	802,256
Huntington Ingalls Industries, Inc.	8,181	1,695,103
L3 Technologies, Inc.	4,862	1,003,371
Spirit AeroSystems Holdings, Inc. Class A	8,836	808,759
Teledyne Technologies, Inc. (a)	2,013	477,101
Textron, Inc.	13,006	658,884
TransDigm Group, Inc. (a)	1,727	784,041
		8,860,323
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	21,592	1,878,288
Expeditors International of Washington, Inc.	28,246	2,143,871
		4,022,159
AIRLINES — 0.6%
Alaska Air Group, Inc.	15,596	875,247
JetBlue Airways Corp. (a)	30,758	503,201
Southwest Airlines Co.	28,021	1,454,570
		2,833,018
AUTO COMPONENTS — 0.9%
BorgWarner, Inc.	12,993	499,061
Gentex Corp.	52,261	1,080,757
Goodyear Tire & Rubber Co.	12,400	225,060
Lear Corp.	12,353	1,676,426
Visteon Corp. (a) (b)	10,733	722,868
		4,204,172
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	23,886	851,775
Thor Industries, Inc.	13,655	851,662
		1,703,437
BANKS — 0.4%
Associated Banc-Corp.	8,115	173,255
Bank of Hawaii Corp.	2,177	171,700
BankUnited, Inc.	13,686	457,112
Commerce Bancshares, Inc.	4,967	288,384
FNB Corp.	15,653	165,922
People's United Financial, Inc.	22,718	373,484
Synovus Financial Corp.	5,488	188,568
		1,818,425
BEVERAGES — 0.3%
Molson Coors Brewing Co. Class B	27,301	1,628,505
BUILDING PRODUCTS — 1.1%
Allegion PLC	9,586	869,546
AO Smith Corp.	15,360	818,995
Fortune Brands Home & Security, Inc.	18,956	902,495
Lennox International, Inc.	4,780	1,263,832
Masco Corp.	21,123	830,345
Security Description	Shares	Value
Owens Corning	15,169	$714,764
		5,399,977
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	7,023	752,234
BGC Partners, Inc. Class A	60,167	319,487
Cboe Global Markets, Inc.	9,653	921,282
Eaton Vance Corp.	15,919	641,695
Evercore, Inc. Class A	8,637	785,967
FactSet Research Systems, Inc.	5,182	1,286,535
Franklin Resources, Inc.	55,092	1,825,749
Invesco, Ltd.	37,547	725,033
Lazard, Ltd. Class A	24,931	901,006
Legg Mason, Inc.	9,395	257,141
Morningstar, Inc.	4,191	528,024
MSCI, Inc.	7,029	1,397,646
Nasdaq, Inc.	11,660	1,020,133
SEI Investments Co.	20,682	1,080,635
T Rowe Price Group, Inc.	14,259	1,427,611
		13,870,178
CHEMICALS — 2.9%
Ashland Global Holdings, Inc.	2,901	226,655
Cabot Corp.	13,133	546,727
Celanese Corp. Series A	11,711	1,154,822
Eastman Chemical Co.	20,976	1,591,659
International Flavors & Fragrances, Inc. (b)	12,242	1,576,647
LyondellBasell Industries NV Class A	15,758	1,324,932
NewMarket Corp.	1,682	729,248
PPG Industries, Inc.	26,871	3,032,930
RPM International, Inc.	21,921	1,272,295
Scotts Miracle-Gro Co. (b)	12,856	1,010,224
Valvoline, Inc.	17,912	332,447
WR Grace & Co.	13,269	1,035,513
		13,834,099
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ADT, Inc. (b)	14,330	91,569
Clean Harbors, Inc. (a)	4,269	305,361
Copart, Inc. (a)	20,601	1,248,215
KAR Auction Services, Inc.	26,341	1,351,557
Republic Services, Inc.	20,164	1,620,782
Rollins, Inc.	14,368	597,996
Stericycle, Inc. (a)	3,671	199,776
Waste Management, Inc.	37,290	3,874,804
		9,290,060
COMMUNICATIONS EQUIPMENT — 1.7%
F5 Networks, Inc. (a)	10,506	1,648,707
Juniper Networks, Inc.	82,205	2,175,966
Motorola Solutions, Inc.	30,014	4,214,566
		8,039,239
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	6,709	199,056
Fluor Corp.	13,413	493,598

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Jacobs Engineering Group, Inc.	15,693	$1,179,957
Quanta Services, Inc.	11,569	436,614
Valmont Industries, Inc.	3,279	426,598
		2,735,823
CONSTRUCTION MATERIALS — 0.0% (c)
Eagle Materials, Inc.	2,134	179,896
CONSUMER FINANCE — 0.3%
Discover Financial Services	20,729	1,475,076
CONTAINERS & PACKAGING — 3.1%
AptarGroup, Inc.	11,816	1,257,104
Ardagh Group SA	4,675	60,775
Avery Dennison Corp.	21,576	2,438,088
Ball Corp.	52,986	3,065,770
Bemis Co., Inc.	21,895	1,214,735
Berry Global Group, Inc. (a)	12,871	693,361
Crown Holdings, Inc. (a)	26,216	1,430,607
Graphic Packaging Holding Co. (b)	49,539	625,677
International Paper Co.	26,604	1,230,967
Owens-Illinois, Inc.	9,105	172,813
Packaging Corp. of America	7,872	782,319
Sealed Air Corp.	13,077	602,327
Silgan Holdings, Inc.	6,903	204,536
Sonoco Products Co.	14,240	876,187
Westrock Co.	9,960	381,966
		15,037,232
DISTRIBUTORS — 0.5%
Genuine Parts Co.	8,002	896,464
LKQ Corp. (a)	18,905	536,524
Pool Corp.	7,347	1,212,035
		2,645,023
DIVERSIFIED CONSUMER SERVICES — 0.9%
Bright Horizons Family Solutions, Inc. (a)	6,401	813,631
Graham Holdings Co. Class B	1,306	892,233
Grand Canyon Education, Inc. (a)	4,884	559,267
H&R Block, Inc. (b)	19,836	474,874
Service Corp. International	38,733	1,555,130
		4,295,135
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Jefferies Financial Group, Inc.	72,116	1,355,060
ELECTRIC UTILITIES — 4.7%
Alliant Energy Corp.	27,585	1,300,081
American Electric Power Co., Inc.	21,522	1,802,467
Avangrid, Inc.	2,858	143,900
Edison International	31,727	1,964,536
Entergy Corp.	23,043	2,203,602
Evergy, Inc.	11,027	640,117
Eversource Energy	23,829	1,690,668
Exelon Corp.	35,749	1,792,097
FirstEnergy Corp.	26,239	1,091,805
Hawaiian Electric Industries, Inc.	22,045	898,775
OGE Energy Corp.	42,620	1,837,774
PG&E Corp. (a)	44,281	788,202
Security Description	Shares	Value
Pinnacle West Capital Corp.	17,174	$1,641,491
PPL Corp.	54,565	1,731,893
Southern Co.	24,457	1,263,938
Xcel Energy, Inc.	39,176	2,202,083
		22,993,429
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	1,524	182,895
AMETEK, Inc.	14,066	1,167,056
Eaton Corp. PLC	21,672	1,745,896
Hubbell, Inc.	9,555	1,127,299
nVent Electric PLC	24,688	666,082
Regal Beloit Corp.	5,582	456,999
Rockwell Automation, Inc.	7,049	1,236,818
Sensata Technologies Holding PLC (a)	13,754	619,205
		7,202,250
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	16,961	1,601,797
Arrow Electronics, Inc. (a)	8,248	635,591
CDW Corp.	39,591	3,815,385
Dolby Laboratories, Inc. Class A	10,127	637,697
FLIR Systems, Inc.	13,520	643,281
Jabil, Inc.	17,576	467,346
Littelfuse, Inc.	2,438	444,886
National Instruments Corp.	9,963	441,959
		8,687,942
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Apergy Corp. (a)	5,589	229,484
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc.	25,740	1,029,343
Lions Gate Entertainment Corp. Class B	7,013	105,896
Live Nation Entertainment, Inc. (a) (b)	14,693	933,593
Madison Square Garden Co. Class A (a)	1,729	506,822
		2,575,654
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.6%
Apple Hospitality REIT, Inc.	44,401	723,736
AvalonBay Communities, Inc. REIT	8,349	1,675,895
Brandywine Realty Trust REIT	19,004	301,403
Brixmor Property Group, Inc. REIT	48,324	887,712
Camden Property Trust REIT	5,565	564,847
Columbia Property Trust, Inc. REIT	11,383	256,231
CoreSite Realty Corp. REIT	2,134	228,381
Corporate Office Properties Trust REIT	5,895	160,933
CubeSmart REIT	11,588	371,280
Duke Realty Corp. REIT	22,979	702,698
Empire State Realty Trust, Inc. Class A REIT	9,155	144,649
EPR Properties REIT	17,645	1,356,900
Equity LifeStyle Properties, Inc. REIT	10,845	1,239,583

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc. REIT	11,214	$1,142,819
Federal Realty Investment Trust REIT	5,491	756,934
Gaming and Leisure Properties, Inc. REIT	39,236	1,513,332
Highwoods Properties, Inc. REIT	16,731	782,676
Hospitality Properties Trust REIT	26,135	687,612
Host Hotels & Resorts, Inc. REIT	53,824	1,017,274
Kimco Realty Corp. REIT	37,340	690,790
Lamar Advertising Co. Class A REIT	28,046	2,222,926
Liberty Property Trust REIT	17,487	846,721
Life Storage, Inc. REIT	2,353	228,876
Medical Properties Trust, Inc. REIT	33,733	624,398
Mid-America Apartment Communities, Inc. REIT	6,709	733,495
National Retail Properties, Inc. REIT	12,344	683,734
Outfront Media, Inc. REIT	19,084	446,566
Park Hotels & Resorts, Inc. REIT	29,076	903,682
Public Storage REIT	7,445	1,621,372
Rayonier, Inc. REIT	11,757	370,581
Retail Properties of America, Inc. Class A REIT	79,387	967,728
Senior Housing Properties Trust REIT	19,165	225,764
Weingarten Realty Investors REIT	42,791	1,256,772
WP Carey, Inc. REIT	12,415	972,467
		27,310,767
FOOD & STAPLES RETAILING — 1.9%
Casey's General Stores, Inc.	13,361	1,720,496
Kroger Co.	74,000	1,820,400
Sysco Corp.	47,021	3,139,122
US Foods Holding Corp. (a)	75,445	2,633,785
		9,313,803
FOOD PRODUCTS — 5.0%
Archer-Daniels-Midland Co.	40,886	1,763,413
Bunge, Ltd.	21,535	1,142,863
Campbell Soup Co. (b)	63,536	2,422,628
Conagra Brands, Inc.	47,080	1,305,999
Flowers Foods, Inc.	22,139	472,004
General Mills, Inc.	72,279	3,740,438
Hain Celestial Group, Inc. (a) (b)	4,776	110,421
Hershey Co.	27,788	3,190,896
Hormel Foods Corp. (b)	36,879	1,650,704
Ingredion, Inc.	20,642	1,954,591
J.M. Smucker Co.	24,622	2,868,463
Kellogg Co.	23,109	1,325,994
Lamb Weston Holdings, Inc.	27,484	2,059,651
Seaboard Corp.	32	137,110
		24,145,175
GAS UTILITIES — 0.7%
Atmos Energy Corp.	8,795	905,269
National Fuel Gas Co.	14,306	872,094
UGI Corp.	28,867	1,599,809
		3,377,172
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Cantel Medical Corp.	2,338	$156,389
Cooper Cos., Inc.	4,886	1,447,087
Hill-Rom Holdings, Inc.	5,100	539,886
ICU Medical, Inc. (a)	812	194,336
Masimo Corp. (a)	2,134	295,089
STERIS PLC	7,719	988,264
Varian Medical Systems, Inc. (a)	13,315	1,887,002
West Pharmaceutical Services, Inc.	13,002	1,432,820
		6,940,873
HEALTH CARE PROVIDERS & SERVICES — 4.6%
AmerisourceBergen Corp.	20,036	1,593,263
Chemed Corp.	2,540	812,978
Cigna Corp.	23,407	3,764,314
Covetrus, Inc. (a) (b)	14,493	461,602
DaVita, Inc. (a)	10,028	544,420
Encompass Health Corp.	11,941	697,354
HCA Healthcare, Inc.	14,059	1,833,012
Henry Schein, Inc. (a)	36,233	2,177,966
Humana, Inc.	6,782	1,804,012
Laboratory Corp. of America Holdings (a)	7,881	1,205,635
McKesson Corp.	17,079	1,999,268
MEDNAX, Inc. (a)	18,403	500,009
Quest Diagnostics, Inc.	20,152	1,812,068
Universal Health Services, Inc. Class B	15,587	2,085,073
WellCare Health Plans, Inc. (a)	2,924	788,749
		22,079,723
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (a)	46,654	2,669,075
HOTELS, RESTAURANTS & LEISURE — 2.9%
Aramark	53,961	1,594,547
Carnival Corp.	29,286	1,485,386
Choice Hotels International, Inc.	6,327	491,861
Darden Restaurants, Inc.	28,691	3,485,096
Domino's Pizza, Inc.	3,663	945,420
Dunkin' Brands Group, Inc.	5,090	382,259
Extended Stay America, Inc.	9,045	162,358
Hilton Grand Vacations, Inc. (a)	12,095	373,131
Hyatt Hotels Corp. Class A	6,884	499,572
Six Flags Entertainment Corp.	13,402	661,389
Wyndham Destinations, Inc.	20,083	813,161
Wyndham Hotels & Resorts, Inc.	9,997	499,750
Yum! Brands, Inc.	24,918	2,487,065
		13,880,995
HOUSEHOLD DURABLES — 2.3%
D.R. Horton, Inc.	14,432	597,196
Garmin, Ltd.	28,915	2,496,810
Leggett & Platt, Inc.	43,433	1,833,741
Lennar Corp. Class B	610	23,863
Mohawk Industries, Inc. (a)	6,303	795,124
Newell Brands, Inc. (b)	26,120	400,681

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
NVR, Inc. (a)	710	$1,964,570
PulteGroup, Inc.	40,279	1,126,201
Toll Brothers, Inc.	27,480	994,776
Whirlpool Corp.	6,942	922,522
		11,155,484
HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	24,802	1,766,646
Clorox Co.	23,329	3,743,371
Energizer Holdings, Inc.	3,658	164,354
Kimberly-Clark Corp.	31,994	3,964,057
Spectrum Brands Holdings, Inc. (b)	2,705	148,180
		9,786,608
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	40,975	740,828
Vistra Energy Corp.	20,051	521,927
		1,262,755
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	8,149	999,230
INSURANCE — 8.6%
Aflac, Inc.	38,151	1,907,550
Allstate Corp.	22,565	2,125,172
American Financial Group, Inc.	8,420	810,088
American National Insurance Co.	1,133	136,889
Aon PLC	12,032	2,053,862
Arch Capital Group, Ltd. (a)	48,872	1,579,543
Arthur J Gallagher & Co.	33,295	2,600,340
Assurant, Inc.	5,916	561,488
Assured Guaranty, Ltd.	24,026	1,067,475
Athene Holding, Ltd. Class A (a)	15,244	621,955
Brown & Brown, Inc.	42,327	1,249,070
Cincinnati Financial Corp.	19,395	1,666,031
CNA Financial Corp.	2,937	127,319
Erie Indemnity Co. Class A	8,880	1,585,258
Everest Re Group, Ltd.	5,728	1,237,019
Fidelity National Financial, Inc.	73,259	2,677,616
First American Financial Corp.	27,622	1,422,533
Hanover Insurance Group, Inc.	6,107	697,236
Loews Corp.	25,028	1,199,592
Marsh & McLennan Cos., Inc.	41,330	3,880,887
Mercury General Corp.	6,639	332,415
Old Republic International Corp.	76,682	1,604,187
Progressive Corp.	44,290	3,192,866
Reinsurance Group of America, Inc.	8,535	1,211,799
Torchmark Corp.	37,671	3,087,138
Unum Group	17,711	599,163
White Mountains Insurance Group, Ltd.	1,114	1,030,985
WR Berkley Corp.	14,557	1,233,269
		41,498,745
IT SERVICES — 3.8%
Alliance Data Systems Corp.	2,803	490,469
Amdocs, Ltd.	51,184	2,769,566
Security Description	Shares	Value
Booz Allen Hamilton Holding Corp.	15,657	$910,298
Broadridge Financial Solutions, Inc.	13,015	1,349,525
Conduent, Inc. (a)	16,972	234,723
CoreLogic, Inc. (a)	5,554	206,942
Euronet Worldwide, Inc. (a)	2,745	391,410
Fiserv, Inc. (a) (b)	16,988	1,499,701
Genpact, Ltd.	24,650	867,187
Jack Henry & Associates, Inc.	11,185	1,551,807
Leidos Holdings, Inc.	27,360	1,753,502
Paychex, Inc.	23,657	1,897,291
Sabre Corp.	22,246	475,842
Total System Services, Inc.	11,143	1,058,697
VeriSign, Inc. (a)	11,116	2,018,221
Western Union Co.	42,760	789,777
		18,264,958
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	8,962	451,057
Hasbro, Inc.	21,911	1,862,873
Polaris Industries, Inc.	3,150	265,955
		2,579,885
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	16,644	1,337,845
Bio-Techne Corp.	2,380	472,549
Bruker Corp.	5,387	207,076
Charles River Laboratories International, Inc. (a)	6,424	933,086
IQVIA Holdings, Inc. (a)	7,060	1,015,581
Mettler-Toledo International, Inc. (a)	2,111	1,526,253
PerkinElmer, Inc.	4,607	443,931
Waters Corp. (a)	7,272	1,830,435
		7,766,756
MACHINERY — 5.8%
AGCO Corp.	13,698	952,696
Allison Transmission Holdings, Inc.	30,548	1,372,216
Crane Co.	7,931	671,121
Cummins, Inc.	19,732	3,115,091
Donaldson Co., Inc.	22,713	1,137,013
Dover Corp.	18,678	1,751,997
Graco, Inc.	23,871	1,182,092
IDEX Corp.	8,260	1,253,372
Ingersoll-Rand PLC	27,054	2,920,479
ITT, Inc.	10,691	620,078
Lincoln Electric Holdings, Inc.	7,206	604,367
Oshkosh Corp.	2,744	206,157
PACCAR, Inc.	34,293	2,336,725
Pentair PLC	26,538	1,181,206
Snap-on, Inc. (b)	16,381	2,563,954
Stanley Black & Decker, Inc.	13,030	1,774,295
Timken Co.	5,056	220,543
Toro Co.	33,911	2,334,433
WABCO Holdings, Inc. (a)	7,773	1,024,715
Xylem, Inc.	11,884	939,311
		28,161,861

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MARINE — 0.1%
Kirby Corp. (a)	6,223	$467,409
MEDIA — 2.5%
AMC Networks, Inc. Class A (a) (b)	5,094	289,135
Cable One, Inc.	353	346,427
CBS Corp. Class B	26,211	1,245,809
Discovery, Inc. Class A (a)	8,156	220,375
Interpublic Group of Cos., Inc.	105,973	2,226,493
John Wiley & Sons, Inc. Class A	16,081	711,102
Liberty Broadband Corp. Class A (a)	3,455	316,616
Liberty Broadband Corp. Class C (a)	16,261	1,491,784
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,635	253,324
Liberty Media Corp.-Liberty SiriusXM Class C (a)	13,692	523,582
News Corp. Class A	17,995	223,858
News Corp. Class B	6,476	80,885
Omnicom Group, Inc. (b)	57,956	4,230,209
		12,159,599
METALS & MINING — 0.4%
Nucor Corp.	17,085	996,910
Reliance Steel & Aluminum Co.	11,814	1,066,331
		2,063,241
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
AGNC Investment Corp. REIT	49,145	884,610
Annaly Capital Management, Inc. REIT	154,053	1,538,989
Chimera Investment Corp. REIT (b)	61,057	1,144,208
MFA Financial, Inc. REIT	84,770	616,278
New Residential Investment Corp. REIT	38,700	654,417
Two Harbors Investment Corp. REIT	39,709	537,263
		5,375,765
MULTI-UTILITIES — 3.8%
Ameren Corp.	29,531	2,172,005
CenterPoint Energy, Inc.	62,936	1,932,135
CMS Energy Corp.	32,370	1,797,830
Consolidated Edison, Inc.	43,295	3,671,849
DTE Energy Co.	20,417	2,546,816
MDU Resources Group, Inc.	35,467	916,113
NiSource, Inc.	20,754	594,810
Public Service Enterprise Group, Inc.	21,760	1,292,762
Sempra Energy	13,544	1,704,648
WEC Energy Group, Inc.	21,704	1,716,352
		18,345,320
MULTILINE RETAIL — 1.8%
Dollar General Corp.	28,913	3,449,321
Dollar Tree, Inc. (a)	15,906	1,670,766
Nordstrom, Inc. (b)	12,375	549,203
Target Corp.	37,570	3,015,368
		8,684,658
Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	8,167	$405,492
PROFESSIONAL SERVICES — 0.9%
Equifax, Inc.	13,148	1,558,038
ManpowerGroup, Inc.	3,783	312,816
Nielsen Holdings PLC	44,177	1,045,670
Robert Half International, Inc.	21,378	1,392,990
		4,309,514
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	32,510	1,607,620
Jones Lang LaSalle, Inc.	6,372	982,435
Realogy Holdings Corp. (b)	16,571	188,909
		2,778,964
ROAD & RAIL — 1.1%
AMERCO	1,471	546,491
Genesee & Wyoming, Inc. Class A (a)	2,135	186,044
JB Hunt Transport Services, Inc.	14,325	1,450,979
Kansas City Southern	8,201	951,152
Landstar System, Inc.	8,928	976,634
Old Dominion Freight Line, Inc.	3,973	573,662
Ryder System, Inc.	6,264	388,305
Schneider National, Inc. Class B	13,010	273,861
		5,347,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Maxim Integrated Products, Inc.	26,478	1,407,835
MKS Instruments, Inc.	17,230	1,603,251
Teradyne, Inc.	42,502	1,693,280
Versum Materials, Inc.	13,931	700,869
Xilinx, Inc.	29,124	3,692,632
		9,097,867
SOFTWARE — 1.9%
ANSYS, Inc. (a)	11,218	2,049,641
Aspen Technology, Inc. (a)	9,439	984,110
CDK Global, Inc.	14,453	850,126
Citrix Systems, Inc.	12,159	1,211,766
Fair Isaac Corp. (a)	3,151	855,906
Synopsys, Inc. (a)	27,914	3,214,297
		9,165,846
SPECIALTY RETAIL — 3.9%
Advance Auto Parts, Inc.	3,530	601,971
AutoNation, Inc. (a)	5,487	195,996
AutoZone, Inc. (a)	4,682	4,794,930
L Brands, Inc.	10,424	287,494
Michaels Cos., Inc. (a) (b)	6,887	78,650
O'Reilly Automotive, Inc. (a)	6,863	2,664,903
Ross Stores, Inc.	33,512	3,119,967
Tiffany & Co.	7,355	776,320
TJX Cos., Inc.	61,485	3,271,617
Tractor Supply Co.	19,502	1,906,515

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Williams-Sonoma, Inc.	18,415	$1,036,212
		18,734,575
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Corp.	11,347	362,877
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	10,876	1,096,192
Hanesbrands, Inc.	26,322	470,638
Tapestry, Inc.	20,315	660,034
		2,226,864
THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc. (b)	50,701	586,611
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	7,148	245,534
Fastenal Co.	19,222	1,236,167
HD Supply Holdings, Inc. (a)	14,634	634,384
MSC Industrial Direct Co., Inc. Class A	6,182	511,313
W.W. Grainger, Inc.	2,472	743,899
Watsco, Inc.	6,808	974,974
WESCO International, Inc. (a)	2,336	123,831
		4,470,102
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	6,212	256,059
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	13,679	1,426,173
Aqua America, Inc.	15,228	554,908
		1,981,081
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,855	302,844
Security Description	Shares	Value
United States Cellular Corp. (a)	687	$31,540
		334,384
TOTAL COMMON STOCKS (Cost $412,566,700)		483,262,817
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	444,614	444,614
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	83,831	83,831
TOTAL SHORT-TERM INVESTMENTS (Cost $528,445)		528,445
TOTAL INVESTMENTS — 99.9% (Cost $413,095,145)		483,791,262
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		505,990
NET ASSETS — 100.0%		$484,297,252
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$483,262,817	$—	$—	$483,262,817
Short-Term Investments	528,445	—	—	528,445
TOTAL INVESTMENTS	$483,791,262	$—	$—	$483,791,262
See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	297,760	$297,760	$15,619,660	$15,472,806	$—	$—	444,614	$444,614	$7,307	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,184,264	2,184,264	13,968,969	16,069,402	—	—	83,831	83,831	3,245	—
Total		$2,482,024	$29,588,629	$31,542,208	$—	$—		$528,445	$10,552	$—
See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Arconic, Inc.	9,393	$179,500
Boeing Co.	945	360,442
BWX Technologies, Inc.	1,950	96,681
Curtiss-Wright Corp.	2,608	295,591
General Dynamics Corp.	3,723	630,230
Harris Corp.	2,440	389,692
HEICO Corp.	1,474	139,838
HEICO Corp. Class A	3,170	266,470
Hexcel Corp.	6,546	452,721
Huntington Ingalls Industries, Inc.	4,051	839,367
L3 Technologies, Inc.	2,708	558,850
Lockheed Martin Corp.	1,493	448,139
Northrop Grumman Corp.	1,083	291,977
Raytheon Co.	3,555	647,295
Spirit AeroSystems Holdings, Inc. Class A	11,102	1,016,166
Teledyne Technologies, Inc. (a)	1,601	379,453
Textron, Inc.	16,100	815,626
TransDigm Group, Inc. (a)	1,614	732,740
United Technologies Corp.	2,361	304,309
		8,845,087
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	10,704	931,141
Expeditors International of Washington, Inc.	18,646	1,415,231
FedEx Corp.	2,180	395,474
United Parcel Service, Inc. Class B	1,623	181,354
XPO Logistics, Inc. (a) (b)	5,162	277,406
		3,200,606
AIRLINES — 1.2%
Alaska Air Group, Inc.	20,393	1,144,455
American Airlines Group, Inc.	5,750	182,620
Copa Holdings SA Class A	451	36,355
Delta Air Lines, Inc.	21,450	1,107,893
JetBlue Airways Corp. (a)	38,197	624,903
Southwest Airlines Co.	11,610	602,675
United Continental Holdings, Inc. (a)	17,773	1,417,930
		5,116,831
AUTO COMPONENTS — 0.8%
Aptiv PLC	5,139	408,499
BorgWarner, Inc.	10,822	415,673
Garrett Motion, Inc. (a) (b)	24,211	356,628
Gentex Corp.	69,073	1,428,430
Goodyear Tire & Rubber Co.	6,335	114,980
Lear Corp.	4,467	606,217
Visteon Corp. (a) (b)	958	64,521
		3,394,948
AUTOMOBILES — 0.2%
Ford Motor Co.	26,908	236,252
General Motors Co.	11,195	415,334
Harley-Davidson, Inc. (b)	7,932	282,855
Security Description	Shares	Value
Tesla, Inc. (a)	89	$24,908
		959,349
BANKS — 1.1%
Associated Banc-Corp.	3,474	74,170
Bank of Hawaii Corp.	633	49,925
BankUnited, Inc.	3,750	125,250
BB&T Corp.	5,354	249,122
BOK Financial Corp.	556	45,342
CIT Group, Inc.	2,243	107,597
Citigroup, Inc.	367	22,835
Citizens Financial Group, Inc.	4,417	143,552
Comerica, Inc.	2,363	173,255
Commerce Bancshares, Inc.	2,717	157,749
Cullen/Frost Bankers, Inc.	1,622	157,448
East West Bancorp, Inc.	2,292	109,947
Fifth Third Bancorp	9,143	230,586
First Citizens BancShares, Inc. Class A	228	92,842
First Hawaiian, Inc.	1,894	49,339
First Republic Bank	1,849	185,751
FNB Corp.	5,390	57,134
Huntington Bancshares, Inc.	20,271	257,036
KeyCorp	10,543	166,052
M&T Bank Corp.	1,527	239,769
PacWest Bancorp	2,252	84,698
People's United Financial, Inc.	4,625	76,035
Pinnacle Financial Partners, Inc.	671	36,704
PNC Financial Services Group, Inc.	1,026	125,849
Popular, Inc.	4,801	250,276
Prosperity Bancshares, Inc.	1,381	95,372
Regions Financial Corp.	15,224	215,420
Signature Bank	526	67,365
SunTrust Banks, Inc.	4,696	278,238
SVB Financial Group (a)	443	98,505
Synovus Financial Corp.	1,404	48,241
TCF Financial Corp.	3,475	71,898
Umpqua Holdings Corp.	5,177	85,420
US Bancorp	2,038	98,211
Webster Financial Corp.	2,570	130,222
Western Alliance Bancorp (a)	1,299	53,311
Wintrust Financial Corp.	1,101	74,130
Zions Bancorp NA	3,591	163,067
		4,747,663
BEVERAGES — 0.3%
Brown-Forman Corp. Class A	1,249	63,911
Brown-Forman Corp. Class B	3,793	200,195
Coca-Cola Co.	1,012	47,422
Constellation Brands, Inc. Class A	1,292	226,527
Keurig Dr. Pepper, Inc.	823	23,019
Molson Coors Brewing Co. Class B	7,222	430,792
Monster Beverage Corp. (a)	3,326	181,533
PepsiCo, Inc.	1,338	163,972
		1,337,371
BIOTECHNOLOGY — 0.8%
AbbVie, Inc.	1,913	154,169

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	2,355	$318,349
Amgen, Inc.	2,232	424,035
Biogen, Inc. (a)	1,963	464,014
BioMarin Pharmaceutical, Inc. (a)	570	50,633
Celgene Corp. (a)	1,519	143,302
Exelixis, Inc. (a)	2,573	61,237
Gilead Sciences, Inc.	6,072	394,741
Ionis Pharmaceuticals, Inc. (a) (b)	1,493	121,187
Neurocrine Biosciences, Inc. (a)	422	37,178
Regeneron Pharmaceuticals, Inc. (a)	687	282,096
Seattle Genetics, Inc. (a) (b)	1,443	105,685
United Therapeutics Corp. (a)	4,823	566,076
Vertex Pharmaceuticals, Inc. (a)	2,129	391,630
		3,514,332
BUILDING PRODUCTS — 0.9%
Allegion PLC	4,773	432,959
AO Smith Corp.	4,809	256,416
Armstrong World Industries, Inc.	1,252	99,434
Fortune Brands Home & Security, Inc.	2,412	114,835
Johnson Controls International PLC	20,347	751,618
Lennox International, Inc.	2,599	687,176
Masco Corp.	5,811	228,430
Owens Corning	958	45,141
Resideo Technologies, Inc. (a)	31,173	601,327
USG Corp.	11,009	476,690
		3,694,026
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.	505	54,091
Ameriprise Financial, Inc.	787	100,815
Bank of New York Mellon Corp.	2,271	114,527
BGC Partners, Inc. Class A	12,411	65,902
BlackRock, Inc.	111	47,438
Cboe Global Markets, Inc.	2,017	192,502
Charles Schwab Corp.	1,023	43,743
CME Group, Inc.	676	111,256
E*TRADE Financial Corp.	4,053	188,181
Eaton Vance Corp.	8,396	338,443
Evercore, Inc. Class A	8,900	809,900
FactSet Research Systems, Inc.	3,300	819,291
Franklin Resources, Inc.	15,068	499,353
Goldman Sachs Group, Inc.	115	22,079
Interactive Brokers Group, Inc. Class A	737	38,236
Intercontinental Exchange, Inc.	2,667	203,065
Invesco, Ltd.	2,100	40,551
Lazard, Ltd. Class A	12,816	463,170
Legg Mason, Inc.	805	22,033
LPL Financial Holdings, Inc.	11,740	817,691
MarketAxess Holdings, Inc.	2,110	519,229
Moody's Corp.	2,592	469,385
Morgan Stanley	487	20,551
Morningstar, Inc.	2,528	318,503
MSCI, Inc.	5,140	1,022,038
Nasdaq, Inc.	5,843	511,204
Northern Trust Corp.	1,675	151,437
Raymond James Financial, Inc.	4,656	374,389
Security Description	Shares	Value
S&P Global, Inc.	4,227	$889,995
SEI Investments Co.	3,607	188,466
State Street Corp. (c)	1,232	81,078
T Rowe Price Group, Inc.	6,630	663,796
TD Ameritrade Holding Corp.	3,756	187,762
Virtu Financial, Inc. Class A (b)	1,582	37,572
		10,427,672
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	6,266	1,196,555
Albemarle Corp. (b)	1,039	85,177
Ashland Global Holdings, Inc.	5,586	436,434
Axalta Coating Systems, Ltd. (a)	3,525	88,865
Cabot Corp.	5,969	248,490
Celanese Corp. Series A	7,229	712,852
CF Industries Holdings, Inc.	26,100	1,066,968
Chemours Co.	2,605	96,802
Eastman Chemical Co.	10,987	833,694
Ecolab, Inc.	2,924	516,203
Element Solutions, Inc. (a)	4,304	43,470
FMC Corp.	1,455	111,773
Huntsman Corp.	1,828	41,112
International Flavors & Fragrances, Inc. (b)	1,758	226,413
Linde PLC	1,302	229,061
LyondellBasell Industries NV Class A	15,027	1,263,470
Mosaic Co.	25,322	691,544
NewMarket Corp.	549	238,024
Olin Corp.	2,253	52,134
PPG Industries, Inc.	5,869	662,434
RPM International, Inc.	11,981	695,377
Scotts Miracle-Gro Co. (b)	622	48,877
Sherwin-Williams Co.	78	33,595
Valvoline, Inc.	15,846	294,102
Westlake Chemical Corp.	1,296	87,947
WR Grace & Co.	4,040	315,282
		10,316,655
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ADT, Inc. (b)	16,404	104,816
Cintas Corp.	4,185	845,830
Clean Harbors, Inc. (a)	5,497	393,200
Copart, Inc. (a)	16,668	1,009,914
KAR Auction Services, Inc.	10,829	555,636
Republic Services, Inc.	7,137	573,672
Rollins, Inc.	6,548	272,528
Stericycle, Inc. (a)	561	30,530
Waste Management, Inc.	12,356	1,283,912
		5,070,038
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	2,040	641,498
ARRIS International PLC (a)	9,723	307,344
Cisco Systems, Inc.	6,325	341,487
F5 Networks, Inc. (a)	10,569	1,658,593
Juniper Networks, Inc.	42,740	1,131,328

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	8,615	$1,209,718
Ubiquiti Networks, Inc.	2,683	401,672
		5,691,640
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	15,981	474,156
Arcosa, Inc.	13,005	397,303
Fluor Corp.	12,947	476,450
Jacobs Engineering Group, Inc.	3,434	258,202
Quanta Services, Inc.	18,659	704,191
Valmont Industries, Inc.	872	113,447
		2,423,749
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	872	73,510
Martin Marietta Materials, Inc.	1,813	364,739
Vulcan Materials Co.	1,369	162,090
		600,339
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	7,447	204,718
American Express Co.	3,173	346,809
Capital One Financial Corp.	2,814	229,876
Credit Acceptance Corp. (a) (b)	2,797	1,264,048
Discover Financial Services	7,839	557,823
Navient Corp.	7,537	87,203
OneMain Holdings, Inc.	7,330	232,728
Santander Consumer USA Holdings, Inc.	8,102	171,195
SLM Corp.	4,709	46,666
Synchrony Financial	5,124	163,456
		3,304,522
CONTAINERS & PACKAGING — 1.2%
AptarGroup, Inc.	5,548	590,252
Avery Dennison Corp.	3,048	344,424
Ball Corp.	24,356	1,409,238
Bemis Co., Inc.	8,206	455,269
Berry Global Group, Inc. (a)	6,664	358,990
Crown Holdings, Inc. (a)	4,678	255,278
Graphic Packaging Holding Co. (b)	9,960	125,795
International Paper Co.	7,306	338,049
Owens-Illinois, Inc.	5,812	110,312
Packaging Corp. of America	4,704	467,483
Sealed Air Corp.	3,186	146,747
Silgan Holdings, Inc.	1,480	43,852
Sonoco Products Co.	5,292	325,617
Westrock Co.	8,004	306,953
		5,278,259
DISTRIBUTORS — 0.3%
Genuine Parts Co.	3,577	400,731
LKQ Corp. (a)	3,921	111,278
Pool Corp.	4,001	660,045
		1,172,054
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 1.2%
Bright Horizons Family Solutions, Inc. (a)	3,038	$386,160
frontdoor, Inc. (a)	22,083	760,097
Graham Holdings Co. Class B	737	503,504
Grand Canyon Education, Inc. (a)	7,258	831,114
H&R Block, Inc. (b)	59,757	1,430,582
Service Corp. International	13,418	538,733
ServiceMaster Global Holdings, Inc. (a)	10,012	467,560
		4,917,750
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	4,621	93,067
Berkshire Hathaway, Inc. Class B (a)	260	52,232
Jefferies Financial Group, Inc.	14,962	281,136
Voya Financial, Inc.	1,095	54,706
		481,141
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	1,914	60,023
CenturyLink, Inc.	14,866	178,243
Verizon Communications, Inc.	2,380	140,729
Zayo Group Holdings, Inc. (a)	1,980	56,272
		435,267
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp.	13,503	636,396
American Electric Power Co., Inc.	9,849	824,854
Avangrid, Inc.	1,722	86,703
Duke Energy Corp.	5,451	490,590
Edison International	9,243	572,327
Entergy Corp.	15,313	1,464,382
Evergy, Inc.	8,372	485,995
Eversource Energy	10,346	734,049
Exelon Corp.	34,257	1,717,303
FirstEnergy Corp.	19,269	801,783
Hawaiian Electric Industries, Inc.	12,861	524,343
NextEra Energy, Inc.	2,104	406,745
OGE Energy Corp.	17,757	765,682
PG&E Corp. (a)	841	14,970
Pinnacle West Capital Corp.	8,119	776,014
PPL Corp.	18,579	589,697
Southern Co.	8,989	464,551
Xcel Energy, Inc.	16,227	912,120
		12,268,504
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc. (b)	2,049	245,900
AMETEK, Inc.	6,902	572,659
Eaton Corp. PLC	11,762	947,547
Emerson Electric Co.	15,290	1,046,906
GrafTech International, Ltd.	1,735	22,191
Hubbell, Inc.	2,449	288,933
nVent Electric PLC	31,288	844,150
Regal Beloit Corp.	5,547	454,133
Rockwell Automation, Inc.	4,643	814,661

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sensata Technologies Holding PLC (a)	7,013	$315,725
		5,552,805
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. Class A	6,291	594,122
Arrow Electronics, Inc. (a)	4,503	347,001
Avnet, Inc.	21,062	913,459
CDW Corp.	18,405	1,773,690
Cognex Corp.	1,854	94,295
Corning, Inc.	7,461	246,959
Dolby Laboratories, Inc. Class A	6,360	400,489
FLIR Systems, Inc.	11,162	531,088
IPG Photonics Corp. (a)	431	65,417
Jabil, Inc.	27,409	728,805
Keysight Technologies, Inc. (a)	15,604	1,360,669
Littelfuse, Inc.	1,598	291,603
National Instruments Corp.	11,222	497,808
Trimble, Inc. (a)	5,529	223,372
Zebra Technologies Corp. Class A (a)	3,493	731,888
		8,800,665
ENERGY EQUIPMENT & SERVICES — 0.4%
Apergy Corp. (a)	6,998	287,338
Halliburton Co.	6,176	180,957
Helmerich & Payne, Inc.	11,984	665,831
National Oilwell Varco, Inc.	6,680	177,955
Schlumberger, Ltd.	2,102	91,584
Transocean, Ltd. (a) (b)	18,217	158,670
		1,562,335
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	2,989	136,089
Cinemark Holdings, Inc.	14,064	562,419
Electronic Arts, Inc. (a)	4,172	424,000
Live Nation Entertainment, Inc. (a) (b)	10,289	653,763
Madison Square Garden Co. Class A (a)	1,601	469,301
Take-Two Interactive Software, Inc. (a)	3,383	319,254
Viacom, Inc. Class A	1,012	32,840
Viacom, Inc. Class B	35,067	984,331
Walt Disney Co.	3,807	422,722
Zynga, Inc. Class A (a)	21,552	114,872
		4,119,591
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
Alexandria Real Estate Equities, Inc. REIT	491	69,997
American Campus Communities, Inc. REIT	1,557	74,082
American Homes 4 Rent Class A REIT	1,279	29,059
American Tower Corp. REIT	1,243	244,946
Apartment Investment & Management Co. Class A REIT	822	41,338
Apple Hospitality REIT, Inc.	7,879	128,428
AvalonBay Communities, Inc. REIT	2,218	445,219
Boston Properties, Inc. REIT	1,228	164,405
Security Description	Shares	Value
Brandywine Realty Trust REIT	3,623	$57,461
Brixmor Property Group, Inc. REIT	13,373	245,662
Brookfield Property REIT, Inc. Class A	17,330	355,092
Camden Property Trust REIT	1,816	184,324
Columbia Property Trust, Inc. REIT	6,358	143,119
CoreSite Realty Corp. REIT	665	71,168
Corporate Office Properties Trust REIT	1,379	37,647
Crown Castle International Corp. REIT	706	90,368
CubeSmart REIT	6,905	221,236
Digital Realty Trust, Inc. REIT	666	79,254
Douglas Emmett, Inc. REIT	1,246	50,363
Duke Realty Corp. REIT	9,456	289,164
EPR Properties REIT	6,464	497,082
Equinix, Inc. REIT	52	23,564
Equity Commonwealth REIT	912	29,813
Equity LifeStyle Properties, Inc. REIT	3,678	420,395
Equity Residential REIT	3,477	261,888
Essex Property Trust, Inc. REIT	992	286,926
Extra Space Storage, Inc. REIT	7,292	743,128
Federal Realty Investment Trust REIT	1,534	211,462
Gaming and Leisure Properties, Inc. REIT	12,745	491,575
HCP, Inc. REIT	11,958	374,285
Healthcare Trust of America, Inc. Class A REIT	1,279	36,567
Highwoods Properties, Inc. REIT	3,514	164,385
Hospitality Properties Trust REIT	9,089	239,132
Host Hotels & Resorts, Inc. REIT	34,484	651,748
Hudson Pacific Properties, Inc. REIT	1,274	43,851
Iron Mountain, Inc. REIT	3,984	141,273
Kilroy Realty Corp. REIT	1,239	94,114
Kimco Realty Corp. REIT	9,882	182,817
Lamar Advertising Co. Class A REIT	8,664	686,709
Liberty Property Trust REIT	6,526	315,989
Life Storage, Inc. REIT	1,488	144,738
Macerich Co. REIT	725	31,429
Medical Properties Trust, Inc. REIT	25,873	478,909
Mid-America Apartment Communities, Inc. REIT	2,086	228,062
National Retail Properties, Inc. REIT	5,953	329,737
Omega Healthcare Investors, Inc. REIT	4,331	165,228
Outfront Media, Inc. REIT	9,706	227,120
Paramount Group, Inc. REIT	2,102	29,827
Park Hotels & Resorts, Inc. REIT	14,157	439,999
Prologis, Inc. REIT	6,278	451,702
Public Storage REIT	2,798	609,348
Rayonier, Inc. REIT	9,751	307,351
Realty Income Corp. REIT	3,200	235,392
Regency Centers Corp. REIT	1,210	81,663
Retail Properties of America, Inc. Class A REIT	30,374	370,259
SBA Communications Corp. REIT (a)	685	136,767
Senior Housing Properties Trust REIT	3,769	44,399
Simon Property Group, Inc. REIT	3,262	594,369
SL Green Realty Corp. REIT	528	47,478

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Spirit Realty Capital, Inc. REIT	2,777	$110,330
STORE Capital Corp. REIT	4,951	165,858
Sun Communities, Inc. REIT	695	82,371
Taubman Centers, Inc. REIT	847	44,789
UDR, Inc. REIT	1,830	83,192
Uniti Group, Inc. REIT (b)	1,924	21,530
Ventas, Inc. REIT	3,425	218,549
VEREIT, Inc.	8,886	74,376
VICI Properties, Inc. REIT	5,950	130,186
Vornado Realty Trust REIT	1,111	74,926
Weingarten Realty Investors REIT	13,290	390,327
Welltower, Inc. REIT	1,190	92,344
Weyerhaeuser Co. REIT	4,263	112,287
WP Carey, Inc. REIT	2,999	234,912
		15,708,789
FOOD & STAPLES RETAILING — 2.1%
Casey's General Stores, Inc.	6,506	837,778
Costco Wholesale Corp.	4,861	1,177,042
Kroger Co.	78,606	1,933,708
Sprouts Farmers Market, Inc. (a)	40,697	876,613
Sysco Corp.	24,903	1,662,524
US Foods Holding Corp. (a)	39,087	1,364,527
Walmart, Inc.	923	90,020
Walgreens Boots Alliance, Inc.	18,591	1,176,253
		9,118,465
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	39,063	1,684,787
Bunge, Ltd.	14,517	770,417
Campbell Soup Co. (b)	669	25,509
Conagra Brands, Inc.	12,161	337,346
Flowers Foods, Inc.	23,648	504,175
General Mills, Inc.	3,037	157,165
Hershey Co.	5,995	688,406
Hormel Foods Corp. (b)	19,668	880,340
Ingredion, Inc.	2,301	217,882
J.M. Smucker Co.	5,590	651,235
Kellogg Co.	6,855	393,340
Lamb Weston Holdings, Inc.	8,788	658,573
McCormick & Co., Inc.	650	97,909
Mondelez International, Inc. Class A	6,410	319,987
Post Holdings, Inc. (a)	7,485	818,859
Seaboard Corp.	26	111,402
TreeHouse Foods, Inc. (a)	10,799	697,075
Tyson Foods, Inc. Class A	5,976	414,914
		9,429,321
GAS UTILITIES — 0.8%
Atmos Energy Corp.	9,229	949,941
National Fuel Gas Co.	10,583	645,140
UGI Corp.	33,306	1,845,818
		3,440,899
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	470	37,572
ABIOMED, Inc. (a)	1,547	441,808
Security Description	Shares	Value
Align Technology, Inc. (a)	1,614	$458,909
Baxter International, Inc.	8,338	677,963
Becton Dickinson and Co.	83	20,727
Boston Scientific Corp. (a)	10,683	410,013
Cantel Medical Corp.	1,190	79,599
Cooper Cos., Inc.	2,148	636,173
Danaher Corp.	2,476	326,881
DexCom, Inc. (a)	2,293	273,096
Edwards Lifesciences Corp. (a)	5,700	1,090,581
Hill-Rom Holdings, Inc.	4,514	477,852
Hologic, Inc. (a)	2,657	128,599
ICU Medical, Inc. (a)	1,354	324,053
IDEXX Laboratories, Inc. (a)	2,986	667,670
Integra LifeSciences Holdings Corp. (a)	1,090	60,735
Intuitive Surgical, Inc. (a)	1,035	590,550
Masimo Corp. (a)	5,092	704,122
Medtronic PLC	1,992	181,431
Penumbra, Inc. (a) (b)	1,012	148,774
ResMed, Inc.	8,894	924,709
STERIS PLC	4,176	534,653
Stryker Corp.	1,371	270,800
Teleflex, Inc.	423	127,814
Varian Medical Systems, Inc. (a)	6,471	917,070
West Pharmaceutical Services, Inc.	6,198	683,020
Zimmer Biomet Holdings, Inc.	2,368	302,394
		11,497,568
HEALTH CARE PROVIDERS & SERVICES — 4.4%
Acadia Healthcare Co., Inc. (a) (b)	7,497	219,737
AmerisourceBergen Corp.	10,900	866,768
Anthem, Inc.	2,264	649,723
Cardinal Health, Inc.	14,996	722,057
Centene Corp. (a)	45,021	2,390,615
Chemed Corp.	2,208	706,715
Cigna Corp.	9,509	1,529,237
Covetrus, Inc. (a) (b)	4,362	138,930
CVS Health Corp.	10,109	545,178
DaVita, Inc. (a)	2,315	125,681
Encompass Health Corp.	10,304	601,754
HCA Healthcare, Inc.	7,510	979,154
Henry Schein, Inc. (a)	10,898	655,079
Humana, Inc.	6,896	1,834,336
Laboratory Corp. of America Holdings (a)	3,759	575,052
McKesson Corp.	4,642	543,392
MEDNAX, Inc. (a)	3,343	90,829
Molina Healthcare, Inc. (a)	11,207	1,590,946
Premier, Inc. Class A (a)	16,938	584,192
Quest Diagnostics, Inc.	8,385	753,979
UnitedHealth Group, Inc.	524	129,564
Universal Health Services, Inc. Class B	10,672	1,427,593
WellCare Health Plans, Inc. (a)	4,629	1,248,673
		18,909,184

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.3%
Cerner Corp. (a)	6,165	$352,699
Veeva Systems, Inc. Class A (a)	5,931	752,407
		1,105,106
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	3,773	111,492
Carnival Corp.	10,651	540,219
Chipotle Mexican Grill, Inc. (a)	2,223	1,579,019
Choice Hotels International, Inc.	2,872	223,269
Darden Restaurants, Inc.	20,947	2,544,432
Domino's Pizza, Inc.	3,530	911,093
Dunkin' Brands Group, Inc.	5,444	408,844
Extended Stay America, Inc.	16,585	297,701
Hilton Grand Vacations, Inc. (a)	2,049	63,212
Hilton Worldwide Holdings, Inc.	3,022	251,158
Hyatt Hotels Corp. Class A	3,804	276,056
Las Vegas Sands Corp.	2,851	173,797
Marriott International, Inc. Class A	3,008	376,271
McDonald's Corp.	984	186,862
MGM Resorts International	8,554	219,496
Norwegian Cruise Line Holdings, Ltd. (a)	9,885	543,280
Royal Caribbean Cruises, Ltd.	4,291	491,834
Six Flags Entertainment Corp.	4,466	220,397
Starbucks Corp.	23,446	1,742,976
Vail Resorts, Inc.	2,822	613,220
Wendy's Co.	4,899	87,643
Wyndham Destinations, Inc.	4,106	166,252
Wyndham Hotels & Resorts, Inc.	11,008	550,290
Wynn Resorts, Ltd.	868	103,570
Yum China Holdings, Inc.	14,760	662,871
Yum! Brands, Inc.	11,258	1,123,661
		14,468,915
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	4,163	172,265
Garmin, Ltd.	13,220	1,141,547
Leggett & Platt, Inc.	7,649	322,941
Lennar Corp. Class A	1,146	56,257
Newell Brands, Inc. (b)	7,140	109,528
NVR, Inc. (a)	87	240,729
PulteGroup, Inc.	10,853	303,450
Tempur Sealy International, Inc. (a)	795	45,848
Toll Brothers, Inc.	3,231	116,962
Whirlpool Corp.	1,686	224,052
		2,733,579
HOUSEHOLD PRODUCTS — 0.6%
Church & Dwight Co., Inc.	7,675	546,690
Clorox Co.	4,316	692,545
Colgate-Palmolive Co.	5,319	364,564
Energizer Holdings, Inc.	2,429	109,135
Kimberly-Clark Corp.	6,225	771,278
Procter & Gamble Co.	1,621	168,665
Spectrum Brands Holdings, Inc. (b)	456	24,980
		2,677,857
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	69,100	$1,249,328
NRG Energy, Inc.	57,506	2,442,855
Vistra Energy Corp.	54,955	1,430,479
		5,122,662
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	764	158,744
Carlisle Cos., Inc.	2,618	321,019
Honeywell International, Inc.	1,593	253,160
Roper Technologies, Inc.	1,463	500,302
		1,233,225
INSURANCE — 3.9%
Aflac, Inc.	11,059	552,950
Alleghany Corp. (a)	191	116,968
Allstate Corp.	4,054	381,806
American Financial Group, Inc.	2,531	243,508
American National Insurance Co.	466	56,302
Aon PLC	4,128	704,650
Arch Capital Group, Ltd. (a)	7,702	248,929
Arthur J Gallagher & Co.	11,566	903,305
Assurant, Inc.	2,084	197,792
Assured Guaranty, Ltd.	33,626	1,494,003
Athene Holding, Ltd. Class A (a)	4,146	169,157
Brown & Brown, Inc.	15,335	452,536
Chubb, Ltd.	1,251	175,240
Cincinnati Financial Corp.	5,429	466,351
CNA Financial Corp.	757	32,816
Erie Indemnity Co. Class A	3,181	567,872
Everest Re Group, Ltd.	1,689	364,756
Fidelity National Financial, Inc.	14,565	532,351
First American Financial Corp.	4,582	235,973
Hanover Insurance Group, Inc.	2,671	304,948
Hartford Financial Services Group, Inc.	2,102	104,511
Lincoln National Corp.	1,357	79,656
Loews Corp.	6,438	308,573
Markel Corp. (a)	46	45,827
Marsh & McLennan Cos., Inc.	10,951	1,028,299
Mercury General Corp.	3,540	177,248
MetLife, Inc.	3,045	129,626
Old Republic International Corp.	33,902	709,230
Principal Financial Group, Inc.	1,221	61,282
Progressive Corp.	18,161	1,309,226
Prudential Financial, Inc.	1,199	110,164
Reinsurance Group of America, Inc.	2,352	333,937
RenaissanceRe Holdings, Ltd.	178	25,543
Torchmark Corp.	21,496	1,761,597
Travelers Cos., Inc.	3,113	426,979
Unum Group	1,531	51,794
White Mountains Insurance Group, Ltd.	856	792,211
Willis Towers Watson PLC	2,299	403,819
WR Berkley Corp.	5,130	434,614
		16,496,349

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.3%
Alphabet, Inc. Class A (a)	41	$48,252
Alphabet, Inc. Class C (a)	49	57,492
IAC/InterActiveCorp (a)	760	159,684
Match Group, Inc.	5,637	319,111
TripAdvisor, Inc. (a)	8,353	429,762
Twitter, Inc. (a)	12,424	408,501
		1,422,802
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Booking Holdings, Inc. (a)	186	324,553
eBay, Inc.	9,016	334,854
Expedia Group, Inc.	4,725	562,275
GrubHub, Inc. (a) (b)	4,696	326,231
Qurate Retail, Inc. (a)	6,286	100,451
Wayfair, Inc. Class A (a)	178	26,424
		1,674,788
IT SERVICES — 4.3%
Accenture PLC Class A	3,738	657,963
Akamai Technologies, Inc. (a)	16,131	1,156,754
Alliance Data Systems Corp.	1,809	316,539
Amdocs, Ltd.	11,310	611,984
Automatic Data Processing, Inc.	5,098	814,354
Black Knight, Inc. (a)	2,649	144,370
Booz Allen Hamilton Holding Corp.	22,565	1,311,929
Broadridge Financial Solutions, Inc.	11,939	1,237,955
Cognizant Technology Solutions Corp. Class A	13,225	958,151
Conduent, Inc. (a)	8,407	116,269
CoreLogic, Inc. (a)	3,910	145,687
DXC Technology Co.	399	25,660
EPAM Systems, Inc. (a)	4,506	762,100
Euronet Worldwide, Inc. (a)	6,330	902,595
Fidelity National Information Services, Inc.	3,060	346,086
First Data Corp. Class A (a)	17,204	451,949
Fiserv, Inc. (a) (b)	8,928	788,164
FleetCor Technologies, Inc. (a)	1,789	441,149
Genpact, Ltd.	6,815	239,752
Global Payments, Inc.	1,226	167,374
GoDaddy, Inc. Class A (a)	2,198	165,268
International Business Machines Corp.	1,714	241,845
Jack Henry & Associates, Inc.	5,590	775,557
Leidos Holdings, Inc.	13,421	860,152
Mastercard, Inc. Class A	722	169,995
Okta, Inc. (a)	456	37,725
Paychex, Inc.	9,690	777,138
PayPal Holdings, Inc. (a)	3,397	352,744
Sabre Corp.	34,101	729,420
Square, Inc. Class A (a)	797	59,711
Total System Services, Inc.	9,517	904,210
Twilio, Inc. Class A (a) (b)	1,001	129,309
VeriSign, Inc. (a)	3,817	693,015
Visa, Inc. Class A	1,070	167,123
Western Union Co. (b)	19,263	355,788
Security Description	Shares	Value
WEX, Inc. (a)	921	$176,823
Worldpay, Inc. Class A (a)	2,575	292,262
		18,484,869
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	16,291	819,926
Hasbro, Inc.	13,376	1,137,228
Polaris Industries, Inc.	3,696	312,053
		2,269,207
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	5,518	443,537
Bio-Rad Laboratories, Inc. Class A (a)	335	102,403
Bio-Techne Corp.	2,270	450,709
Bruker Corp.	4,001	153,798
Charles River Laboratories International, Inc. (a)	3,639	528,565
Illumina, Inc. (a)	1,767	548,989
IQVIA Holdings, Inc. (a)	3,039	437,160
Mettler-Toledo International, Inc. (a)	549	396,927
PerkinElmer, Inc.	2,267	218,448
PRA Health Sciences, Inc. (a)	784	86,467
QIAGEN NV (a)	5,296	215,441
Thermo Fisher Scientific, Inc.	684	187,225
Waters Corp. (a)	2,625	660,739
		4,430,408
MACHINERY — 4.1%
AGCO Corp.	3,024	210,319
Allison Transmission Holdings, Inc.	26,380	1,184,990
Caterpillar, Inc.	1,776	240,630
Colfax Corp. (a) (b)	1,166	34,607
Crane Co.	6,506	550,538
Cummins, Inc.	7,435	1,173,763
Deere & Co.	2,072	331,188
Donaldson Co., Inc.	14,076	704,645
Dover Corp.	14,447	1,355,129
Flowserve Corp.	8,513	384,277
Fortive Corp.	3,858	323,648
Gates Industrial Corp. PLC (a) (b)	2,046	29,340
Graco, Inc.	12,736	630,687
IDEX Corp.	3,976	603,318
Illinois Tool Works, Inc.	1,977	283,759
Ingersoll-Rand PLC	16,390	1,769,300
ITT, Inc.	16,067	931,886
Lincoln Electric Holdings, Inc.	3,956	331,790
Middleby Corp. (a) (b)	1,984	257,979
Nordson Corp.	951	126,027
Oshkosh Corp.	5,192	390,075
PACCAR, Inc.	11,572	788,516
Parker-Hannifin Corp.	4,603	789,967
Pentair PLC	16,746	745,364
Snap-on, Inc. (b)	4,727	739,870
Stanley Black & Decker, Inc.	1,901	258,859
Terex Corp.	3,132	100,631
Timken Co.	3,271	142,681
Toro Co.	10,256	706,023

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Trinity Industries, Inc.	7,063	$153,479
WABCO Holdings, Inc. (a)	2,448	322,720
Wabtec Corp.	3,634	267,898
Xylem, Inc.	9,027	713,494
		17,577,397
MARINE — 0.3%
Kirby Corp. (a)	14,785	1,110,501
MEDIA — 1.5%
AMC Networks, Inc. Class A (a) (b)	6,352	360,540
Cable One, Inc.	150	147,207
CBS Corp. Class B	10,496	498,875
Charter Communications, Inc. Class A (a)	1,000	346,910
Comcast Corp. Class A	4,259	170,275
Discovery, Inc. Class A (a)	11,230	303,435
Discovery, Inc. Class C (a)	16,185	411,423
DISH Network Corp. Class A (a)	823	26,081
Fox Corp. Class A (a)	1,347	49,448
Fox Corp. Class B (a)	604	21,672
Interpublic Group of Cos., Inc.	79,589	1,672,165
John Wiley & Sons, Inc. Class A	5,279	233,437
Liberty Broadband Corp. Class A (a)	299	27,400
Liberty Broadband Corp. Class C (a)	1,234	113,207
Liberty Media Corp.-Liberty SiriusXM Class A (a)	3,380	129,048
Liberty Media Corp.-Liberty SiriusXM Class C (a)	7,029	268,789
News Corp. Class A	6,582	81,880
News Corp. Class B	1,801	22,495
Omnicom Group, Inc. (b)	18,270	1,333,527
Sirius XM Holdings, Inc. (b)	39,444	223,647
Tribune Media Co. Class A	1,748	80,653
		6,522,114
METALS & MINING — 1.6%
Alcoa Corp. (a)	26,667	750,943
Freeport-McMoRan, Inc.	23,690	305,364
Newmont Mining Corp.	30,271	1,082,794
Nucor Corp.	27,521	1,605,850
Reliance Steel & Aluminum Co.	10,582	955,131
Royal Gold, Inc.	2,065	187,771
Southern Copper Corp.	2,005	79,558
Steel Dynamics, Inc.	43,125	1,521,019
United States Steel Corp.	19,257	375,319
		6,863,749
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
AGNC Investment Corp. REIT	11,486	206,748
Annaly Capital Management, Inc. REIT	33,391	333,576
Chimera Investment Corp. REIT (b)	23,626	442,751
MFA Financial, Inc. REIT	21,364	155,316
New Residential Investment Corp. REIT	23,732	401,308
Two Harbors Investment Corp. REIT	12,652	171,182
Security Description	Shares	Value
Starwood Property Trust, Inc. REIT	2,652	$59,272
		1,770,153
MULTI-UTILITIES — 2.3%
Ameren Corp.	18,843	1,385,903
CenterPoint Energy, Inc.	33,713	1,034,989
CMS Energy Corp.	16,255	902,803
Consolidated Edison, Inc.	15,001	1,272,235
Dominion Energy, Inc.	10,931	837,970
DTE Energy Co.	9,627	1,200,872
MDU Resources Group, Inc.	20,673	533,984
NiSource, Inc.	11,946	342,372
Public Service Enterprise Group, Inc.	13,493	801,619
Sempra Energy	6,168	776,304
WEC Energy Group, Inc.	10,727	848,291
		9,937,342
MULTILINE RETAIL — 2.8%
Dollar General Corp.	16,386	1,954,850
Dollar Tree, Inc. (a)	3,258	342,220
Kohl's Corp.	45,461	3,126,353
Macy's, Inc.	60,573	1,455,569
Nordstrom, Inc. (b)	30,838	1,368,591
Target Corp.	44,438	3,566,594
		11,814,177
OIL, GAS & CONSUMABLE FUELS — 4.8%
Anadarko Petroleum Corp.	11,127	506,056
Antero Resources Corp. (a)	18,488	163,249
Apache Corp.	32,252	1,117,854
Cabot Oil & Gas Corp.	13,066	341,022
Centennial Resource Development, Inc. Class A (a) (b)	7,174	63,059
Cheniere Energy, Inc. (a)	9,455	646,344
Chesapeake Energy Corp. (a) (b)	111,193	344,698
Chevron Corp.	1,632	201,030
Cimarex Energy Co.	4,947	345,795
CNX Resources Corp. (a)	42,284	455,399
Concho Resources, Inc.	3,570	396,127
ConocoPhillips	8,248	550,471
Continental Resources, Inc. (a)	2,405	107,672
Devon Energy Corp.	12,929	408,039
Diamondback Energy, Inc.	2,731	277,278
EOG Resources, Inc.	4,332	412,320
Equitrans Midstream Corp.	3,986	86,815
Exxon Mobil Corp.	1,249	100,919
Hess Corp.	1,568	94,441
HollyFrontier Corp.	43,036	2,120,384
Kinder Morgan, Inc.	9,411	188,314
Marathon Oil Corp.	15,887	265,472
Marathon Petroleum Corp.	27,142	1,624,449
Murphy Oil Corp.	22,497	659,162
Noble Energy, Inc.	4,051	100,181
Occidental Petroleum Corp.	10,574	699,999
ONEOK, Inc.	10,833	756,577
Parsley Energy, Inc. Class A (a)	1,432	27,638
PBF Energy, Inc. Class A	39,244	1,222,058

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Phillips 66	16,704	$1,589,720
Pioneer Natural Resources Co.	4,128	628,612
QEP Resources, Inc. (a)	35,433	276,023
Range Resources Corp. (b)	31,837	357,848
SM Energy Co.	8,428	147,406
Targa Resources Corp.	8,536	354,671
Valero Energy Corp.	26,715	2,266,233
Whiting Petroleum Corp. (a) (b)	9,577	250,343
Williams Cos., Inc.	4,855	139,436
WPX Energy, Inc. (a)	8,394	110,045
		20,403,159
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	8,800	436,920
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. Class A	7,140	1,182,027
Herbalife Nutrition, Ltd. (a)	21,451	1,136,689
Nu Skin Enterprises, Inc. Class A	10,877	520,573
		2,839,289
PHARMACEUTICALS — 0.6%
Allergan PLC	278	40,702
Bristol-Myers Squibb Co.	5,848	279,008
Catalent, Inc. (a)	3,114	126,397
Elanco Animal Health, Inc. (a)	637	20,428
Eli Lilly & Co.	1,988	257,963
Jazz Pharmaceuticals PLC (a)	3,642	520,624
Johnson & Johnson	512	71,572
Merck & Co., Inc.	1,798	149,540
Mylan NV (a)	7,793	220,854
Perrigo Co. PLC	1,373	66,124
Pfizer, Inc.	2,121	90,079
Zoetis, Inc.	6,235	627,677
		2,470,968
PROFESSIONAL SERVICES — 0.9%
CoStar Group, Inc. (a)	1,200	559,704
Equifax, Inc.	4,083	483,836
IHS Markit, Ltd. (a)	4,846	263,525
ManpowerGroup, Inc.	626	51,764
Nielsen Holdings PLC	4,078	96,526
Robert Half International, Inc.	24,478	1,594,987
TransUnion	4,525	302,451
Verisk Analytics, Inc.	2,666	354,578
		3,707,371
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	30,315	1,499,077
Howard Hughes Corp. (a)	287	31,570
Jones Lang LaSalle, Inc.	5,809	895,632
Realogy Holdings Corp. (b)	2,629	29,970
		2,456,249
ROAD & RAIL — 1.1%
AMERCO	300	111,453
CSX Corp.	6,227	465,904
Genesee & Wyoming, Inc. Class A (a)	3,435	299,326
Security Description	Shares	Value
JB Hunt Transport Services, Inc.	7,781	$788,137
Kansas City Southern	4,745	550,325
Landstar System, Inc.	5,305	580,314
Norfolk Southern Corp.	3,908	730,366
Old Dominion Freight Line, Inc.	4,777	689,751
Ryder System, Inc.	1,249	77,426
Schneider National, Inc. Class B	6,351	133,689
Union Pacific Corp.	2,402	401,614
		4,828,305
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	6,578	692,466
Applied Materials, Inc.	8,900	352,974
Broadcom, Inc.	680	204,483
Cypress Semiconductor Corp.	12,544	187,156
First Solar, Inc. (a)	2,780	146,895
Intel Corp.	6,332	340,028
KLA-Tencor Corp.	11,821	1,411,546
Lam Research Corp.	5,948	1,064,752
Marvell Technology Group, Ltd.	10,797	214,752
Maxim Integrated Products, Inc.	13,118	697,484
Microchip Technology, Inc. (b)	5,679	471,130
Micron Technology, Inc. (a)	45,997	1,901,056
MKS Instruments, Inc.	3,693	343,634
Monolithic Power Systems, Inc.	2,961	401,186
NVIDIA Corp.	902	161,963
NXP Semiconductors NV	1,911	168,913
ON Semiconductor Corp. (a)	34,910	718,099
Qorvo, Inc. (a)	10,069	722,249
QUALCOMM, Inc. (b)	1,032	58,855
Skyworks Solutions, Inc.	7,250	597,980
Teradyne, Inc.	18,800	748,992
Texas Instruments, Inc.	4,135	438,599
Versum Materials, Inc.	8,809	443,181
Xilinx, Inc.	13,021	1,650,933
		14,139,306
SOFTWARE — 3.3%
Adobe, Inc. (a)	1,160	309,128
ANSYS, Inc. (a)	3,496	638,754
Aspen Technology, Inc. (a)	7,901	823,758
Atlassian Corp. PLC Class A (a)	1,809	203,314
Autodesk, Inc. (a)	323	50,330
Cadence Design Systems, Inc. (a)	5,146	326,822
CDK Global, Inc.	2,143	126,051
Citrix Systems, Inc.	10,728	1,069,152
DocuSign, Inc. (a)	456	23,639
Fair Isaac Corp. (a)	3,119	847,214
Fortinet, Inc. (a)	11,352	953,227
Guidewire Software, Inc. (a)	205	19,918
Intuit, Inc.	3,702	967,740
Manhattan Associates, Inc. (a)	9,602	529,166
Microsoft Corp.	1,686	198,847
Nuance Communications, Inc. (a)	3,292	55,734
Oracle Corp.	2,472	132,771
Palo Alto Networks, Inc. (a)	2,498	606,714

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Paycom Software, Inc. (a) (b)	3,099	$586,114
Pegasystems, Inc.	3,456	224,640
Proofpoint, Inc. (a)	278	33,758
PTC, Inc. (a)	3,208	295,713
Red Hat, Inc. (a)	4,405	804,793
RingCentral, Inc. Class A (a)	2,286	246,431
salesforce.com, Inc. (a)	1,502	237,872
ServiceNow, Inc. (a)	1,417	349,276
Splunk, Inc. (a)	2,486	309,756
SS&C Technologies Holdings, Inc.	3,650	232,468
Symantec Corp.	2,513	57,774
Synopsys, Inc. (a)	5,633	648,640
Tableau Software, Inc. Class A (a) (b)	1,553	197,666
Teradata Corp. (a)	6,332	276,392
Tyler Technologies, Inc. (a)	1,790	365,876
Ultimate Software Group, Inc. (a)	1,336	441,054
VMware, Inc. Class A	3,915	706,697
Workday, Inc. Class A (a)	454	87,554
Zendesk, Inc. (a)	2,877	244,545
		14,229,298
SPECIALTY RETAIL — 6.1%
Advance Auto Parts, Inc.	7,263	1,238,559
AutoNation, Inc. (a)	1,040	37,149
AutoZone, Inc. (a)	2,506	2,566,445
Best Buy Co., Inc.	39,479	2,805,378
Burlington Stores, Inc. (a)	7,617	1,193,431
CarMax, Inc. (a)	4,201	293,230
Dick's Sporting Goods, Inc. (b)	24,595	905,342
Foot Locker, Inc.	37,380	2,265,228
Gap, Inc.	14,900	390,082
Home Depot, Inc.	1,050	201,484
L Brands, Inc.	3,128	86,270
Lowe's Cos., Inc.	9,185	1,005,482
Michaels Cos., Inc. (a) (b)	7,034	80,328
O'Reilly Automotive, Inc. (a)	4,590	1,782,297
Penske Automotive Group, Inc. (b)	756	33,755
Ross Stores, Inc.	20,546	1,912,833
Tiffany & Co.	14,071	1,485,194
TJX Cos., Inc.	33,325	1,773,223
Tractor Supply Co.	21,976	2,148,374
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,279	1,840,946
Urban Outfitters, Inc. (a)	20,623	611,266
Williams-Sonoma, Inc.	26,325	1,481,308
		26,137,604
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	2,429	461,388
Dell Technologies, Inc. Class C (a)	5,614	329,486
Hewlett Packard Enterprise Co.	67,612	1,043,253
HP, Inc.	84,014	1,632,392
NCR Corp. (a) (b)	4,833	131,892
NetApp, Inc.	36,246	2,513,298
Pure Storage, Inc. Class A (a)	4,482	97,663
Western Digital Corp.	1,856	89,199
Security Description	Shares	Value
Xerox Corp.	10,062	$321,783
		6,620,354
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Capri Holdings, Ltd. (a)	6,799	311,054
Carter's, Inc.	3,027	305,091
Columbia Sportswear Co.	4,760	495,897
Hanesbrands, Inc.	13,769	246,190
Lululemon Athletica, Inc. (a)	6,041	989,939
NIKE, Inc. Class B	8,230	693,048
PVH Corp.	2,855	348,167
Ralph Lauren Corp.	17,653	2,289,241
Skechers U.S.A., Inc. Class A (a)	5,645	189,729
Tapestry, Inc.	20,686	672,088
Under Armour, Inc. Class A (a)	7,824	165,399
Under Armour, Inc. Class C (a)	8,241	155,508
VF Corp.	10,171	883,962
		7,745,313
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	5,589	64,665
TOBACCO — 0.1%
Altria Group, Inc.	2,611	149,950
Philip Morris International, Inc.	1,595	140,982
		290,932
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	4,120	141,522
Fastenal Co.	17,111	1,100,408
HD Supply Holdings, Inc. (a)	25,630	1,111,061
MSC Industrial Direct Co., Inc. Class A	7,348	607,753
United Rentals, Inc. (a)	952	108,766
Univar, Inc. (a)	2,850	63,156
W.W. Grainger, Inc.	4,686	1,410,158
Watsco, Inc.	2,732	391,250
WESCO International, Inc. (a)	2,799	148,375
		5,082,449
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	823	33,924
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	5,777	602,310
Aqua America, Inc.	5,102	185,917
		788,227
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (a)	38,258	216,158
Telephone & Data Systems, Inc.	19,880	610,912
T-Mobile US, Inc. (a)	3,655	252,561

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
United States Cellular Corp. (a)	1,001	$45,956
		1,125,587
TOTAL COMMON STOCKS (Cost $394,878,837)		426,452,545
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	425,932	425,932
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	95,953	95,953
TOTAL SHORT-TERM INVESTMENTS (Cost $521,885)		521,885
TOTAL INVESTMENTS — 99.9% (Cost $395,400,722)		426,974,430
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		370,828
NET ASSETS — 100.0%		$427,345,258

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$426,452,545	$—	$—	$426,452,545
Short-Term Investments	521,885	—	—	521,885
TOTAL INVESTMENTS	$426,974,430	$—	$—	$426,974,430
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	4,292	$399,542	$18,524	$225,984	$(59,593)	$(51,411)	1,232	$81,078	$3,251	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	642,363	642,363	12,743,049	12,959,480	—	—	425,932	425,932	6,617	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,693,489	1,693,489	18,368,167	19,965,703	—	—	95,953	95,953	14,398	—
Total		$2,735,394	$31,129,740	$33,151,167	$(59,593)	$(51,411)		$602,963	$24,266	$—
See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.3%
Arconic, Inc.	33,467	$639,554
Huntington Ingalls Industries, Inc.	3,659	758,145
		1,397,699
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	22,057	1,918,738
AIRLINES — 1.4%
Alaska Air Group, Inc.	39,233	2,201,756
Copa Holdings SA Class A	10,222	823,995
Delta Air Lines, Inc.	53,012	2,738,070
		5,763,821
AUTO COMPONENTS — 0.8%
Adient PLC	17,956	232,710
BorgWarner, Inc.	16,641	639,181
Gentex Corp.	53,570	1,107,827
Goodyear Tire & Rubber Co.	45,321	822,576
Lear Corp.	4,139	561,704
		3,363,998
AUTOMOBILES — 1.2%
Ford Motor Co.	255,259	2,241,174
Harley-Davidson, Inc.	54,365	1,938,656
Thor Industries, Inc.	14,317	892,951
		5,072,781
BANKS — 0.5%
First Hawaiian, Inc.	5,281	137,570
FNB Corp.	29,129	308,768
PacWest Bancorp	11,758	442,218
People's United Financial, Inc.	27,782	456,736
Popular, Inc.	6,971	363,398
Umpqua Holdings Corp.	15,924	262,746
		1,971,436
BEVERAGES — 0.7%
Molson Coors Brewing Co. Class B	47,279	2,820,192
BUILDING PRODUCTS — 0.3%
Fortune Brands Home & Security, Inc.	12,226	582,080
Owens Corning	12,405	584,523
		1,166,603
CAPITAL MARKETS — 2.4%
BGC Partners, Inc. Class A	85,808	455,641
Eaton Vance Corp.	19,599	790,036
Evercore, Inc. Class A	9,511	865,501
Franklin Resources, Inc.	83,885	2,779,949
Invesco, Ltd.	123,219	2,379,359
Lazard, Ltd. Class A	37,909	1,370,031
Legg Mason, Inc.	25,458	696,785
LPL Financial Holdings, Inc.	7,392	514,853
		9,852,155
CHEMICALS — 3.7%
Cabot Corp.	19,831	825,565
Celanese Corp. Series A	9,107	898,041
Security Description	Shares	Value
CF Industries Holdings, Inc.	62,274	$2,545,761
Eastman Chemical Co.	21,098	1,600,916
Huntsman Corp.	17,419	391,753
International Flavors & Fragrances, Inc. (a)	9,297	1,197,361
LyondellBasell Industries NV Class A	51,659	4,343,489
NewMarket Corp.	867	375,896
Olin Corp.	44,744	1,035,376
RPM International, Inc.	22,040	1,279,202
Scotts Miracle-Gro Co. (a)	12,096	950,504
		15,443,864
COMMERCIAL SERVICES & SUPPLIES — 0.3%
KAR Auction Services, Inc.	24,882	1,276,695
COMMUNICATIONS EQUIPMENT — 0.7%
Juniper Networks, Inc.	108,040	2,859,819
CONSTRUCTION & ENGINEERING — 0.3%
Arcosa, Inc.	3,656	111,691
Fluor Corp.	28,815	1,060,392
		1,172,083
CONSUMER FINANCE — 0.1%
Navient Corp.	37,647	435,576
CONTAINERS & PACKAGING — 2.6%
Ardagh Group SA	5,901	76,713
Avery Dennison Corp.	10,532	1,190,116
Bemis Co., Inc.	29,535	1,638,602
Graphic Packaging Holding Co. (a)	62,532	789,779
International Paper Co.	49,039	2,269,035
Packaging Corp. of America	16,175	1,607,471
Sonoco Products Co.	18,712	1,151,349
Westrock Co.	52,680	2,020,278
		10,743,343
DISTRIBUTORS — 0.2%
Genuine Parts Co.	8,986	1,006,702
DIVERSIFIED CONSUMER SERVICES — 0.6%
H&R Block, Inc. (a)	68,301	1,635,126
Service Corp. International	17,183	689,897
		2,325,023
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	46,526	874,224
ELECTRIC UTILITIES — 6.7%
Alliant Energy Corp.	27,640	1,302,673
American Electric Power Co., Inc.	24,900	2,085,375
Avangrid, Inc.	3,410	171,694
Edison International	43,936	2,720,517
Entergy Corp.	33,523	3,205,804
Evergy, Inc.	10,550	612,428
Eversource Energy	26,309	1,866,624
Exelon Corp.	49,693	2,491,110
FirstEnergy Corp.	44,150	1,837,081
Hawaiian Electric Industries, Inc.	28,051	1,143,639
OGE Energy Corp.	61,708	2,660,849

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PG&E Corp. (b)	45,480	$809,544
Pinnacle West Capital Corp.	19,820	1,894,396
PPL Corp.	88,895	2,821,527
Xcel Energy, Inc.	39,155	2,200,903
		27,824,164
ELECTRICAL EQUIPMENT — 1.5%
Eaton Corp. PLC	48,501	3,907,241
Hubbell, Inc.	17,828	2,103,347
Regal Beloit Corp.	4,131	338,205
		6,348,793
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Jabil, Inc.	20,007	531,986
National Instruments Corp.	16,488	731,408
		1,263,394
ENERGY EQUIPMENT & SERVICES — 0.2%
Helmerich & Payne, Inc.	14,126	784,841
RPC, Inc. (a)	6,833	77,964
		862,805
ENTERTAINMENT — 1.1%
Cinemark Holdings, Inc.	34,923	1,396,571
Viacom, Inc. Class A	2,625	85,181
Viacom, Inc. Class B	115,573	3,244,134
		4,725,886
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.4%
Apple Hospitality REIT, Inc.	70,630	1,151,269
AvalonBay Communities, Inc. REIT	9,697	1,946,479
Brandywine Realty Trust REIT	33,238	527,155
Brixmor Property Group, Inc. REIT	98,415	1,807,884
Camden Property Trust REIT	7,470	758,205
Columbia Property Trust, Inc. REIT	27,268	613,803
CoreSite Realty Corp. REIT	5,770	617,505
Corporate Office Properties Trust REIT	10,466	285,722
CubeSmart REIT	23,003	737,016
Duke Realty Corp. REIT	24,947	762,879
EPR Properties REIT	24,057	1,849,983
Equity LifeStyle Properties, Inc. REIT	7,443	850,735
Extra Space Storage, Inc. REIT	19,393	1,976,341
Federal Realty Investment Trust REIT	6,383	879,897
Gaming and Leisure Properties, Inc. REIT	66,054	2,547,703
HCP, Inc. REIT	65,095	2,037,473
Highwoods Properties, Inc. REIT	21,348	998,659
Hospitality Properties Trust REIT	53,079	1,396,508
Host Hotels & Resorts, Inc. REIT	116,619	2,204,099
Iron Mountain, Inc. REIT	29,247	1,037,099
Kimco Realty Corp. REIT	93,331	1,726,623
Lamar Advertising Co. Class A REIT	27,189	2,155,000
Liberty Property Trust REIT	24,520	1,187,258
Life Storage, Inc. REIT	4,763	463,297
Medical Properties Trust, Inc. REIT	118,417	2,191,899
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	9,649	$1,054,925
National Retail Properties, Inc. REIT	22,935	1,270,370
Omega Healthcare Investors, Inc. REIT	17,292	659,690
Outfront Media, Inc. REIT	45,331	1,060,745
Park Hotels & Resorts, Inc. REIT	46,125	1,433,565
Public Storage REIT	10,261	2,234,641
Rayonier, Inc. REIT	19,386	611,047
Retail Properties of America, Inc. Class A REIT	71,692	873,925
Senior Housing Properties Trust REIT	48,493	571,248
Spirit MTA REIT	1	6
STORE Capital Corp. REIT	15,563	521,360
Taubman Centers, Inc. REIT	6,822	360,747
Ventas, Inc. REIT	24,181	1,542,990
Weingarten Realty Investors REIT	38,935	1,143,521
WP Carey, Inc. REIT	18,745	1,468,296
		47,517,567
FOOD & STAPLES RETAILING — 0.8%
Casey's General Stores, Inc.	2,793	359,655
Kroger Co.	115,645	2,844,867
		3,204,522
FOOD PRODUCTS — 5.9%
Archer-Daniels-Midland Co.	66,062	2,849,254
Bunge, Ltd.	46,145	2,448,915
Campbell Soup Co. (a)	58,101	2,215,391
Conagra Brands, Inc.	32,573	903,575
Flowers Foods, Inc.	58,470	1,246,581
General Mills, Inc.	97,327	5,036,672
Hershey Co.	26,611	3,055,741
Hormel Foods Corp. (a)	23,956	1,072,271
Ingredion, Inc.	16,136	1,527,918
J.M. Smucker Co.	24,380	2,840,270
Kellogg Co.	24,271	1,392,670
		24,589,258
GAS UTILITIES — 0.7%
Atmos Energy Corp.	5,423	558,189
National Fuel Gas Co.	22,662	1,381,476
UGI Corp.	17,043	944,523
		2,884,188
HEALTH CARE PROVIDERS & SERVICES — 1.0%
AmerisourceBergen Corp.	16,532	1,314,625
Cardinal Health, Inc.	30,987	1,492,024
Encompass Health Corp.	8,471	494,706
Quest Diagnostics, Inc.	10,559	949,465
		4,250,820
HOTELS, RESTAURANTS & LEISURE — 3.0%
Carnival Corp.	44,160	2,239,795
Darden Restaurants, Inc.	40,590	4,930,467
Extended Stay America, Inc.	54,019	969,641
International Game Technology PLC	7,082	91,995
Royal Caribbean Cruises, Ltd.	19,917	2,282,887

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Six Flags Entertainment Corp.	23,282	$1,148,967
Wyndham Destinations, Inc.	21,422	867,377
		12,531,129
HOUSEHOLD DURABLES — 2.5%
Garmin, Ltd.	37,307	3,221,459
Leggett & Platt, Inc.	42,752	1,804,989
Newell Brands, Inc. (a)	114,809	1,761,170
PulteGroup, Inc.	19,582	547,513
Whirlpool Corp.	22,714	3,018,464
		10,353,595
HOUSEHOLD PRODUCTS — 2.0%
Clorox Co.	19,970	3,204,386
Energizer Holdings, Inc.	9,045	406,392
Kimberly-Clark Corp.	36,466	4,518,137
Spectrum Brands Holdings, Inc. (a)	4,719	258,507
		8,387,422
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	95,572	1,727,942
INSURANCE — 4.1%
American National Insurance Co.	1,187	143,413
Arthur J Gallagher & Co.	23,017	1,797,628
Assurant, Inc.	5,764	547,061
Assured Guaranty, Ltd.	31,086	1,381,151
Cincinnati Financial Corp.	18,128	1,557,195
CNA Financial Corp.	2,420	104,907
Erie Indemnity Co. Class A	8,033	1,434,051
Everest Re Group, Ltd.	4,170	900,553
Fidelity National Financial, Inc.	86,524	3,162,452
First American Financial Corp.	31,191	1,606,337
Mercury General Corp.	9,056	453,434
Old Republic International Corp.	92,420	1,933,427
Principal Financial Group, Inc.	22,068	1,107,593
Unum Group	22,946	776,263
		16,905,465
IT SERVICES — 2.3%
Amdocs, Ltd.	17,616	953,202
Booz Allen Hamilton Holding Corp.	17,778	1,033,613
Leidos Holdings, Inc.	43,423	2,782,980
Paychex, Inc.	30,613	2,455,162
Sabre Corp.	50,073	1,071,061
Western Union Co.	72,246	1,334,384
		9,630,402
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	6,061	305,050
Hasbro, Inc.	31,814	2,704,826
Polaris Industries, Inc.	16,937	1,429,991
		4,439,867
MACHINERY — 6.9%
Allison Transmission Holdings, Inc.	21,392	960,929
Crane Co.	7,461	631,350
Cummins, Inc.	46,159	7,287,121
Security Description	Shares	Value
Donaldson Co., Inc.	13,332	$667,400
Dover Corp.	32,697	3,066,979
Flowserve Corp.	11,743	530,079
Ingersoll-Rand PLC	29,364	3,169,844
Lincoln Electric Holdings, Inc.	7,074	593,296
Oshkosh Corp.	5,288	397,288
PACCAR, Inc.	81,728	5,568,946
Pentair PLC	52,740	2,347,457
Snap-on, Inc.	11,230	1,757,720
Timken Co.	16,063	700,668
Toro Co.	10,267	706,780
Trinity Industries, Inc.	11,336	246,331
		28,632,188
MEDIA — 2.0%
Interpublic Group of Cos., Inc.	125,883	2,644,802
John Wiley & Sons, Inc. Class A	10,650	470,943
Omnicom Group, Inc. (a)	66,630	4,863,324
Tribune Media Co. Class A	8,272	381,670
		8,360,739
METALS & MINING — 1.3%
Nucor Corp.	50,806	2,964,530
Reliance Steel & Aluminum Co.	18,061	1,630,186
Steel Dynamics, Inc.	20,693	729,842
		5,324,558
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.2%
AGNC Investment Corp. REIT	88,267	1,588,806
Annaly Capital Management, Inc. REIT	267,468	2,672,005
Chimera Investment Corp. REIT (a)	60,736	1,138,193
MFA Financial, Inc. REIT	129,975	944,918
New Residential Investment Corp. REIT	109,000	1,843,190
Two Harbors Investment Corp. REIT	56,841	769,059
		8,956,171
MULTI-UTILITIES — 5.1%
Ameren Corp.	30,249	2,224,814
CenterPoint Energy, Inc.	99,341	3,049,769
CMS Energy Corp.	30,798	1,710,521
Consolidated Edison, Inc.	49,637	4,209,714
DTE Energy Co.	21,398	2,669,186
MDU Resources Group, Inc.	63,292	1,634,832
NiSource, Inc.	23,160	663,766
Public Service Enterprise Group, Inc.	25,012	1,485,963
Sempra Energy	14,244	1,792,750
WEC Energy Group, Inc.	24,117	1,907,172
		21,348,487
MULTILINE RETAIL — 3.5%
Kohl's Corp.	54,756	3,765,570
Macy's, Inc.	100,294	2,410,065
Nordstrom, Inc. (a)	38,404	1,704,370
Target Corp.	85,367	6,851,555
		14,731,560

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.0%
Apache Corp.	102,550	$3,554,383
HollyFrontier Corp.	22,864	1,126,509
Marathon Petroleum Corp.	49,111	2,939,293
Murphy Oil Corp.	53,522	1,568,195
PBF Energy, Inc. Class A	36,366	1,132,437
Targa Resources Corp.	33,390	1,387,355
Valero Energy Corp.	35,254	2,990,597
Williams Cos., Inc.	65,139	1,870,792
		16,569,561
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	20,458	1,015,740
PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc. Class A	10,178	487,119
PROFESSIONAL SERVICES — 1.1%
ManpowerGroup, Inc.	13,281	1,098,206
Nielsen Holdings PLC	98,910	2,341,200
Robert Half International, Inc.	19,352	1,260,976
		4,700,382
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp. (a)	20,958	238,921
ROAD & RAIL — 0.3%
Ryder System, Inc.	17,028	1,055,566
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Cypress Semiconductor Corp.	52,202	778,854
KLA-Tencor Corp.	16,574	1,979,101
Maxim Integrated Products, Inc.	34,829	1,851,858
Xilinx, Inc.	35,372	4,484,816
		9,094,629
SPECIALTY RETAIL — 3.4%
Best Buy Co., Inc.	49,641	3,527,489
Dick's Sporting Goods, Inc. (a)	25,418	935,637
Foot Locker, Inc.	38,494	2,332,736
Gap, Inc.	71,346	1,867,838
L Brands, Inc.	75,741	2,088,937
Penske Automotive Group, Inc. (a)	3,512	156,811
Tractor Supply Co.	19,308	1,887,550
Williams-Sonoma, Inc.	27,088	1,524,242
		14,321,240
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
HP, Inc.	186,970	3,632,827
Western Digital Corp.	38,860	1,867,612
Xerox Corp.	55,962	1,789,665
		7,290,104
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Carter's, Inc.	5,409	545,173
Hanesbrands, Inc. (a)	117,072	2,093,247
Ralph Lauren Corp.	6,979	905,037
Security Description	Shares	Value
Tapestry, Inc.	72,229	$2,346,720
		5,890,177
THRIFTS & MORTGAGE FINANCE — 0.3%
New York Community Bancorp, Inc. (a)	95,630	1,106,439
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	40,728	2,619,218
MSC Industrial Direct Co., Inc. Class A	10,112	836,363
W.W. Grainger, Inc.	3,488	1,049,644
Watsco, Inc.	9,042	1,294,905
		5,800,130
TRANSPORTATION INFRASTRUCTURE — 0.3%
Macquarie Infrastructure Corp.	25,920	1,068,422
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	7,188	749,421
Aqua America, Inc.	11,114	404,994
		1,154,415
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	31,930	981,209
TOTAL COMMON STOCKS (Cost $390,366,321)		415,039,728
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	622,698	622,698
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	12	12
TOTAL SHORT-TERM INVESTMENTS (Cost $622,710)		622,710
TOTAL INVESTMENTS — 99.9% (Cost $390,989,031)		415,662,438
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		389,954
NET ASSETS — 100.0%		$416,052,392
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$415,039,728	$—	$—	$415,039,728
Short-Term Investments	622,710	—	—	622,710
TOTAL INVESTMENTS	$415,662,438	$—	$—	$415,662,438
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	368,650	$368,650	$21,543,943	$21,289,895	$—	$—	622,698	$622,698	$4,903	$—
State Street Navigator Securities Lending Government Money Market Portfolio	446,861	446,861	17,823,163	18,270,012	—	—	12	12	3,669	—
Total		$815,511	$39,367,106	$39,559,907	$—	$—		$622,710	$8,572	$—
See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	52	$1,691
Aerojet Rocketdyne Holdings, Inc. (a)	192	6,822
Aerovironment, Inc. (a)	68	4,652
Arconic, Inc.	51	975
Axon Enterprise, Inc. (a) (b)	188	10,229
Boeing Co.	827	315,434
Cubic Corp.	70	3,937
Curtiss-Wright Corp.	32	3,627
General Dynamics Corp.	116	19,636
Harris Corp.	126	20,123
Huntington Ingalls Industries, Inc.	31	6,423
L3 Technologies, Inc.	71	14,652
Lockheed Martin Corp.	144	43,223
Mercury Systems, Inc. (a)	92	5,895
Moog, Inc. Class A	37	3,217
Northrop Grumman Corp.	71	19,142
Raytheon Co.	164	29,861
Teledyne Technologies, Inc. (a)	99	23,464
Textron, Inc.	180	9,119
TransDigm Group, Inc. (a)	125	56,749
United Technologies Corp.	601	77,463
		676,334
AIR FREIGHT & LOGISTICS — 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	58	2,932
C.H. Robinson Worldwide, Inc.	215	18,703
Echo Global Logistics, Inc. (a)	106	2,627
Expeditors International of Washington, Inc.	412	31,271
FedEx Corp.	20	3,628
Forward Air Corp.	27	1,748
Hub Group, Inc. Class A (a)	48	1,961
United Parcel Service, Inc. Class B	515	57,546
		120,416
AIRLINES — 0.3%
Alaska Air Group, Inc.	194	10,887
Allegiant Travel Co.	1	130
American Airlines Group, Inc.	36	1,143
Delta Air Lines, Inc.	873	45,091
Hawaiian Holdings, Inc. (b)	33	866
JetBlue Airways Corp. (a)	206	3,370
SkyWest, Inc.	39	2,117
Southwest Airlines Co.	292	15,158
United Continental Holdings, Inc. (a)	729	58,160
		136,922
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	8	115
Aptiv PLC	65	5,167
BorgWarner, Inc.	17	653
Cooper-Standard Holdings, Inc. (a)	30	1,409
Dana, Inc.	41	727
Delphi Technologies PLC	90	1,733
Security Description	Shares	Value
Dorman Products, Inc. (a)	89	$7,840
Fox Factory Holding Corp. (a)	123	8,597
Garrett Motion, Inc. (a) (b)	103	1,517
Gentex Corp.	281	5,811
Gentherm, Inc. (a)	79	2,912
LCI Industries (b)	3	230
Standard Motor Products, Inc.	45	2,210
Superior Industries International, Inc.	11	52
		38,973
AUTOMOBILES — 0.1%
Ford Motor Co.	1,609	14,127
General Motors Co.	1,189	44,112
Harley-Davidson, Inc. (b)	26	927
Thor Industries, Inc.	26	1,622
Winnebago Industries, Inc. (b)	80	2,492
		63,280
BANKS — 2.5%
Ameris Bancorp	2	69
Associated Banc-Corp.	186	3,971
Banc of California, Inc.	54	747
BancorpSouth Bank	65	1,834
Bank of America Corp.	6,763	186,591
Bank of Hawaii Corp.	49	3,865
Bank OZK	10	290
Banner Corp.	65	3,521
BB&T Corp.	570	26,522
Brookline Bancorp, Inc.	225	3,240
Cathay General Bancorp	119	4,035
Chemical Financial Corp.	6	247
Citigroup, Inc.	604	37,581
Citizens Financial Group, Inc.	116	3,770
City Holding Co.	22	1,676
Columbia Banking System, Inc.	65	2,125
Comerica, Inc.	67	4,912
Commerce Bancshares, Inc.	213	12,367
Community Bank System, Inc.	149	8,906
Cullen/Frost Bankers, Inc.	57	5,533
CVB Financial Corp.	90	1,895
East West Bancorp, Inc.	36	1,727
Fifth Third Bancorp	361	9,101
First BanCorp	576	6,601
First Commonwealth Financial Corp.	272	3,427
First Financial Bancorp	106	2,550
First Financial Bankshares, Inc. (b)	219	12,654
First Horizon National Corp.	259	3,621
First Midwest Bancorp, Inc.	80	1,637
First Republic Bank	310	31,143
FNB Corp.	81	859
Fulton Financial Corp.	211	3,266
Glacier Bancorp, Inc.	147	5,890
Great Western Bancorp, Inc.	110	3,475
Hancock Whitney Corp.	82	3,313
Heritage Financial Corp.	81	2,441
Huntington Bancshares, Inc.	611	7,747
Independent Bank Corp.	82	6,643

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
International Bancshares Corp.	50	$1,902
JPMorgan Chase & Co.	3,528	357,139
KeyCorp	255	4,016
LegacyTexas Financial Group, Inc.	63	2,356
M&T Bank Corp.	81	12,719
NBT Bancorp, Inc.	83	2,989
OFG Bancorp	141	2,790
Old National Bancorp	306	5,018
PacWest Bancorp	30	1,128
People's United Financial, Inc.	176	2,893
Pinnacle Financial Partners, Inc.	10	547
PNC Financial Services Group, Inc.	276	33,854
Prosperity Bancshares, Inc. (b)	60	4,144
Regions Financial Corp.	425	6,014
S&T Bancorp, Inc.	30	1,186
Seacoast Banking Corp. of Florida (a)	139	3,663
ServisFirst Bancshares, Inc. (b)	27	912
Signature Bank	30	3,842
Simmons First National Corp. Class A	161	3,941
Sterling Bancorp	91	1,695
SunTrust Banks, Inc.	185	10,961
SVB Financial Group (a)	31	6,893
Synovus Financial Corp.	72	2,474
TCF Financial Corp.	262	5,421
Texas Capital Bancshares, Inc. (a)	24	1,310
Tompkins Financial Corp.	16	1,217
Trustmark Corp.	80	2,690
UMB Financial Corp.	22	1,409
Umpqua Holdings Corp.	270	4,455
United Bankshares, Inc.	194	7,031
United Community Banks, Inc.	39	972
US Bancorp	1,376	66,309
Valley National Bancorp (b)	138	1,322
Webster Financial Corp.	130	6,587
Wells Fargo & Co.	1,744	84,270
Westamerica Bancorporation	51	3,152
Wintrust Financial Corp.	69	4,646
Zions Bancorp NA	111	5,041
		1,088,700
BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a) (b)	25	7,368
Brown-Forman Corp. Class B	207	10,925
Coca-Cola Co.	8,672	406,370
Constellation Brands, Inc. Class A	111	19,462
MGP Ingredients, Inc.	1	77
Molson Coors Brewing Co. Class B	47	2,804
Monster Beverage Corp. (a)	164	8,951
PepsiCo, Inc.	2,208	270,590
		726,547
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	1,599	128,864
Acorda Therapeutics, Inc. (a)	8	106
Alexion Pharmaceuticals, Inc. (a)	200	27,036
Amgen, Inc.	1,599	303,778
Biogen, Inc. (a)	210	49,640
Security Description	Shares	Value
Celgene Corp. (a)	59	$5,566
Emergent BioSolutions, Inc. (a)	135	6,820
Enanta Pharmaceuticals, Inc. (a)	14	1,337
Gilead Sciences, Inc.	745	48,433
Incyte Corp. (a)	44	3,785
Ligand Pharmaceuticals, Inc. (a)	23	2,891
Momenta Pharmaceuticals, Inc. (a)	24	349
Myriad Genetics, Inc. (a)	55	1,826
Regeneron Pharmaceuticals, Inc. (a)	160	65,699
REGENXBIO, Inc. (a)	113	6,476
Repligen Corp. (a) (b)	121	7,149
Spectrum Pharmaceuticals, Inc. (a)	9	96
United Therapeutics Corp. (a)	35	4,108
Vanda Pharmaceuticals, Inc. (a)	163	2,999
Vertex Pharmaceuticals, Inc. (a)	536	98,597
		765,555
BUILDING PRODUCTS — 0.2%
AAON, Inc. (b)	77	3,556
Allegion PLC	152	13,788
American Woodmark Corp. (a)	5	413
AO Smith Corp.	41	2,186
Apogee Enterprises, Inc.	39	1,462
Fortune Brands Home & Security, Inc.	12	571
Gibraltar Industries, Inc. (a)	43	1,746
Griffon Corp.	61	1,127
Johnson Controls International PLC	532	19,652
Lennox International, Inc.	78	20,623
Masco Corp.	77	3,027
Patrick Industries, Inc. (a)	2	91
PGT Innovations, Inc. (a)	202	2,798
Quanex Building Products Corp.	147	2,336
Resideo Technologies, Inc. (a)	31	598
Simpson Manufacturing Co., Inc.	80	4,742
Trex Co., Inc. (a)	134	8,244
Universal Forest Products, Inc.	27	807
		87,767
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	7	750
Ameriprise Financial, Inc.	16	2,050
Bank of New York Mellon Corp.	778	39,234
BlackRock, Inc.	50	21,368
Blucora, Inc. (a)	127	4,239
Cboe Global Markets, Inc.	46	4,390
Charles Schwab Corp.	890	38,056
CME Group, Inc.	1,166	191,900
E*TRADE Financial Corp.	230	10,679
Eaton Vance Corp.	10	403
Evercore, Inc. Class A	17	1,547
FactSet Research Systems, Inc.	79	19,613
Federated Investors, Inc. Class B	31	909
Franklin Resources, Inc. (b)	220	7,291
Goldman Sachs Group, Inc.	28	5,376
Interactive Brokers Group, Inc. Class A	78	4,047
Intercontinental Exchange, Inc.	1,267	96,469
Invesco, Ltd.	46	888

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Janus Henderson Group PLC	99	$2,473
Legg Mason, Inc.	8	219
MarketAxess Holdings, Inc.	102	25,100
Moody's Corp.	206	37,305
Morgan Stanley	534	22,535
MSCI, Inc.	226	44,938
Nasdaq, Inc.	290	25,372
Northern Trust Corp.	164	14,827
Piper Jaffray Cos.	32	2,331
Raymond James Financial, Inc.	74	5,950
S&P Global, Inc.	392	82,536
SEI Investments Co.	62	3,239
State Street Corp. (c)	31	2,040
Stifel Financial Corp.	6	317
T Rowe Price Group, Inc.	257	25,731
Virtus Investment Partners, Inc.	1	98
Waddell & Reed Financial, Inc. Class A (b)	130	2,248
WisdomTree Investments, Inc. (b)	16	113
		746,581
CHEMICALS — 1.7%
AdvanSix, Inc. (a)	6	171
Air Products & Chemicals, Inc.	416	79,439
Albemarle Corp. (b)	18	1,476
American Vanguard Corp.	15	258
Ashland Global Holdings, Inc.	123	9,610
Balchem Corp.	82	7,610
Cabot Corp.	40	1,665
Celanese Corp. Series A	143	14,101
CF Industries Holdings, Inc.	544	22,239
Chemours Co.	84	3,122
DowDuPont, Inc.	945	50,378
Eastman Chemical Co.	81	6,146
Ecolab, Inc.	649	114,575
FMC Corp.	118	9,065
HB Fuller Co.	34	1,654
Ingevity Corp. (a)	131	13,835
Innophos Holdings, Inc.	38	1,145
Innospec, Inc.	26	2,167
International Flavors & Fragrances, Inc. (b)	142	18,288
Koppers Holdings, Inc. (a)	56	1,455
Kraton Corp. (a)	3	97
Linde PLC	1,059	186,310
LyondellBasell Industries NV Class A	130	10,930
Minerals Technologies, Inc.	9	529
Mosaic Co.	898	24,524
NewMarket Corp.	21	9,105
Olin Corp.	14	324
PolyOne Corp.	55	1,612
PPG Industries, Inc.	297	33,522
Quaker Chemical Corp.	41	8,214
Rayonier Advanced Materials, Inc. (b)	146	1,980
RPM International, Inc.	404	23,448
Scotts Miracle-Gro Co. (b)	11	864
Sensient Technologies Corp.	46	3,118
Sherwin-Williams Co.	130	55,992
Security Description	Shares	Value
Stepan Co.	26	$2,276
Tredegar Corp.	30	484
Valvoline, Inc.	54	1,002
		722,730
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	71	2,581
Brady Corp. Class A	151	7,008
Brink's Co.	33	2,489
Cintas Corp.	174	35,167
Clean Harbors, Inc. (a)	72	5,150
Copart, Inc. (a)	549	33,264
Deluxe Corp.	4	175
Healthcare Services Group, Inc. (b)	26	858
Herman Miller, Inc.	72	2,533
HNI Corp.	64	2,323
Interface, Inc.	137	2,099
Matthews International Corp. Class A	38	1,404
Mobile Mini, Inc.	48	1,629
MSA Safety, Inc.	113	11,684
Republic Services, Inc.	555	44,611
Rollins, Inc.	420	17,480
Tetra Tech, Inc.	127	7,568
UniFirst Corp.	17	2,609
US Ecology, Inc.	68	3,807
Viad Corp.	39	2,195
Waste Management, Inc.	872	90,609
		277,243
COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc.	8	110
Arista Networks, Inc. (a)	30	9,434
ARRIS International PLC (a)	498	15,742
CalAmp Corp. (a)	186	2,340
Ciena Corp. (a)	450	16,803
Cisco Systems, Inc.	10,635	574,184
Comtech Telecommunications Corp.	83	1,927
F5 Networks, Inc. (a)	174	27,306
Finisar Corp. (a)	362	8,387
InterDigital, Inc.	38	2,507
Juniper Networks, Inc.	812	21,494
Lumentum Holdings, Inc. (a)	107	6,050
Motorola Solutions, Inc.	495	69,508
NETGEAR, Inc. (a)	29	960
Plantronics, Inc.	3	138
ViaSat, Inc. (a) (b)	65	5,037
Viavi Solutions, Inc. (a)	668	8,270
		770,197
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	34	1,009
Aegion Corp. (a)	8	141
Arcosa, Inc.	157	4,796
Comfort Systems USA, Inc.	96	5,029
Dycom Industries, Inc. (a)	35	1,608
EMCOR Group, Inc.	27	1,973

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Fluor Corp.	12	$442
Granite Construction, Inc.	63	2,719
Jacobs Engineering Group, Inc.	128	9,624
KBR, Inc.	82	1,565
MYR Group, Inc. (a)	1	35
Orion Group Holdings, Inc. (a)	35	102
Quanta Services, Inc.	130	4,906
Valmont Industries, Inc.	17	2,212
		36,161
CONSTRUCTION MATERIALS — 0.0% (d)
Eagle Materials, Inc.	5	422
Martin Marietta Materials, Inc.	36	7,242
Vulcan Materials Co.	59	6,986
		14,650
CONSUMER FINANCE — 0.5%
American Express Co.	1,327	145,041
Capital One Financial Corp.	195	15,929
Discover Financial Services	194	13,805
Enova International, Inc. (a)	151	3,446
FirstCash, Inc.	90	7,785
Green Dot Corp. Class A (a)	151	9,158
Navient Corp.	53	613
PRA Group, Inc. (a)	22	590
SLM Corp.	181	1,794
Synchrony Financial	54	1,723
		199,884
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	172	18,299
Avery Dennison Corp.	49	5,537
Ball Corp.	1,033	59,769
Bemis Co., Inc.	189	10,486
Greif, Inc. Class A	16	660
International Paper Co.	116	5,367
Myers Industries, Inc.	35	599
Owens-Illinois, Inc.	149	2,828
Packaging Corp. of America	39	3,876
Sealed Air Corp.	81	3,731
Sonoco Products Co.	185	11,383
Westrock Co.	21	805
		123,340
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	118	4,381
Genuine Parts Co.	231	25,879
LKQ Corp. (a)	26	738
Pool Corp.	119	19,632
		50,630
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	134	6,207
Career Education Corp. (a)	233	3,849
Graham Holdings Co. Class B	12	8,198
H&R Block, Inc. (b)	426	10,199
Regis Corp. (a)	22	433
Service Corp. International	368	14,775
Security Description	Shares	Value
Sotheby's (a) (b)	59	$2,227
Strategic Education, Inc.	67	8,798
Weight Watchers International, Inc. (a) (b)	135	2,720
		57,406
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	3,401	683,227
Jefferies Financial Group, Inc.	121	2,273
		685,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	5,471	171,571
ATN International, Inc.	49	2,763
CenturyLink, Inc.	1,643	19,700
Cincinnati Bell, Inc. (a)	22	210
Cogent Communications Holdings, Inc.	117	6,347
Iridium Communications, Inc. (a) (b)	307	8,117
Verizon Communications, Inc.	10,669	630,858
Vonage Holdings Corp. (a)	227	2,279
		841,845
ELECTRIC UTILITIES — 3.2%
ALLETE, Inc.	136	11,183
Alliant Energy Corp.	641	30,210
American Electric Power Co., Inc.	1,420	118,925
Duke Energy Corp.	2,229	200,610
Edison International	509	31,517
El Paso Electric Co.	78	4,588
Entergy Corp.	581	55,561
Evergy, Inc.	802	46,556
Eversource Energy	757	53,709
Exelon Corp.	2,995	150,140
FirstEnergy Corp.	1,544	64,246
Hawaiian Electric Industries, Inc.	314	12,802
IDACORP, Inc.	145	14,433
NextEra Energy, Inc.	1,397	270,068
OGE Energy Corp.	641	27,640
Pinnacle West Capital Corp.	304	29,056
PNM Resources, Inc.	229	10,841
PPL Corp.	1,127	35,771
Southern Co.	2,333	120,570
Xcel Energy, Inc.	1,482	83,303
		1,371,729
ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc.	23	2,760
AMETEK, Inc.	320	26,550
Eaton Corp. PLC	392	31,579
Emerson Electric Co.	670	45,875
Encore Wire Corp.	26	1,488
EnerSys	106	6,907
Hubbell, Inc.	32	3,775
nVent Electric PLC	168	4,533
Regal Beloit Corp.	40	3,275
Rockwell Automation, Inc.	69	12,107

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Vicor Corp. (a)	56	$1,737
		140,586
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	364	34,376
Arrow Electronics, Inc. (a)	91	7,013
Avnet, Inc.	113	4,901
Badger Meter, Inc.	55	3,060
Belden, Inc.	3	161
Cognex Corp.	14	712
Coherent, Inc. (a) (b)	9	1,276
Corning, Inc.	1,602	53,026
CTS Corp.	55	1,615
Daktronics, Inc.	26	194
ePlus, Inc. (a)	22	1,948
Fabrinet (a)	104	5,446
FARO Technologies, Inc. (a)	30	1,317
FLIR Systems, Inc.	148	7,042
II-VI, Inc. (a) (b)	35	1,303
Insight Enterprises, Inc. (a)	96	5,286
IPG Photonics Corp. (a)	3	455
Itron, Inc. (a)	2	93
Jabil, Inc.	258	6,860
KEMET Corp.	6	102
Keysight Technologies, Inc. (a)	594	51,797
Littelfuse, Inc.	11	2,007
MTS Systems Corp.	11	599
National Instruments Corp.	152	6,743
OSI Systems, Inc. (a)	49	4,292
Plexus Corp. (a)	58	3,535
Rogers Corp. (a)	4	636
Sanmina Corp. (a)	75	2,164
ScanSource, Inc. (a)	76	2,722
SYNNEX Corp.	20	1,908
TE Connectivity, Ltd.	200	16,150
Tech Data Corp. (a)	34	3,482
Trimble, Inc. (a)	146	5,898
TTM Technologies, Inc. (a)	130	1,525
Vishay Intertechnology, Inc. (b)	38	702
Zebra Technologies Corp. Class A (a)	176	36,877
		277,223
ENERGY EQUIPMENT & SERVICES — 0.1%
Apergy Corp. (a)	19	780
Baker Hughes a GE Co.	127	3,520
CARBO Ceramics, Inc. (a)	48	168
Core Laboratories NV	4	276
Diamond Offshore Drilling, Inc. (a) (b)	259	2,717
Dril-Quip, Inc. (a)	3	138
Ensco PLC Class A	36	141
Era Group, Inc. (a)	11	127
Exterran Corp. (a)	64	1,078
Geospace Technologies Corp. (a)	10	129
Gulf Island Fabrication, Inc. (a)	9	83
Halliburton Co.	72	2,110
Helix Energy Solutions Group, Inc. (a)	398	3,148
Security Description	Shares	Value
Helmerich & Payne, Inc.	27	$1,500
KLX Energy Services Holdings, Inc. (a)	25	628
Matrix Service Co. (a)	11	215
National Oilwell Varco, Inc.	95	2,531
Newpark Resources, Inc. (a)	169	1,548
Noble Corp. PLC (a)	21	60
Oceaneering International, Inc. (a)	8	126
Oil States International, Inc. (a)	5	85
Pioneer Energy Services Corp. (a)	96	170
Rowan Cos. PLC Class A (a)	11	119
Schlumberger, Ltd.	114	4,967
SEACOR Holdings, Inc. (a)	11	465
Superior Energy Services, Inc. (a)	25	117
TechnipFMC PLC	35	823
TETRA Technologies, Inc. (a)	114	267
Transocean, Ltd. (a) (b)	42	366
Unit Corp. (a)	78	1,111
		29,513
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	62	2,823
Cinemark Holdings, Inc.	203	8,118
Electronic Arts, Inc. (a)	25	2,541
Live Nation Entertainment, Inc. (a) (b)	370	23,510
Marcus Corp.	70	2,804
Netflix, Inc. (a)	910	324,470
Take-Two Interactive Software, Inc. (a)	84	7,927
Viacom, Inc. Class B	262	7,354
Walt Disney Co.	3,643	404,546
World Wrestling Entertainment, Inc. Class A (b)	140	12,149
		796,242
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.6%
Acadia Realty Trust REIT	157	4,281
Agree Realty Corp. REIT (b)	111	7,697
Alexander & Baldwin, Inc.	15	382
Alexandria Real Estate Equities, Inc. REIT	178	25,376
American Assets Trust, Inc. REIT	116	5,320
American Campus Communities, Inc. REIT	395	18,794
American Tower Corp. REIT	1,289	254,010
Apartment Investment & Management Co. Class A REIT	421	21,172
AvalonBay Communities, Inc. REIT	330	66,241
Boston Properties, Inc. REIT	243	32,533
Camden Property Trust REIT	222	22,533
CareTrust REIT, Inc.	255	5,982
Cedar Realty Trust, Inc. REIT	270	918
Chesapeake Lodging Trust REIT	96	2,670
Community Healthcare Trust, Inc. REIT	67	2,405
CoreCivic, Inc. REIT	154	2,995
CoreSite Realty Corp. REIT	47	5,030
Corporate Office Properties Trust REIT	82	2,239
Cousins Properties, Inc. REIT	598	5,777
Crown Castle International Corp. REIT	854	109,312
CyrusOne, Inc. REIT	170	8,915

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
DiamondRock Hospitality Co. REIT	151	$1,635
Digital Realty Trust, Inc. REIT	390	46,410
Douglas Emmett, Inc. REIT	218	8,812
Duke Realty Corp. REIT	737	22,537
Easterly Government Properties, Inc. REIT	90	1,621
EastGroup Properties, Inc. REIT	100	11,164
EPR Properties REIT	226	17,379
Equinix, Inc. REIT	60	27,190
Equity Residential REIT	1,062	79,990
Essex Property Trust, Inc. REIT	179	51,774
Extra Space Storage, Inc. REIT	364	37,095
Federal Realty Investment Trust REIT	152	20,953
First Industrial Realty Trust, Inc. REIT	202	7,143
Four Corners Property Trust, Inc. REIT	210	6,216
GEO Group, Inc. REIT	190	3,648
Getty Realty Corp. REIT	66	2,114
Global Net Lease, Inc. REIT	202	3,818
HCP, Inc. REIT	1,532	47,952
Healthcare Realty Trust, Inc. REIT	258	8,284
Highwoods Properties, Inc. REIT	78	3,649
Hospitality Properties Trust REIT	223	5,867
Host Hotels & Resorts, Inc. REIT	673	12,720
Independence Realty Trust, Inc. REIT	229	2,471
Iron Mountain, Inc. REIT	590	20,921
JBG SMITH Properties REIT	265	10,958
Kilroy Realty Corp. REIT	142	10,786
Kimco Realty Corp. REIT	868	16,058
Kite Realty Group Trust REIT	40	640
Lamar Advertising Co. Class A REIT	174	13,791
Lexington Realty Trust REIT	482	4,367
Liberty Property Trust REIT	353	17,092
Life Storage, Inc. REIT	143	13,910
LTC Properties, Inc. REIT	102	4,672
Macerich Co. REIT	44	1,907
Mack-Cali Realty Corp. REIT	120	2,664
Medical Properties Trust, Inc. REIT	1,171	21,675
Mid-America Apartment Communities, Inc. REIT	253	27,660
National Retail Properties, Inc. REIT	511	28,304
National Storage Affiliates Trust REIT	149	4,248
Office Properties Income Trust	2	55
Omega Healthcare Investors, Inc. REIT (b)	645	24,607
Pebblebrook Hotel Trust REIT	76	2,361
Pennsylvania Real Estate Investment Trust (b)	10	63
PotlatchDeltic Corp. REIT	19	718
Prologis, Inc. REIT	984	70,799
PS Business Parks, Inc. REIT	57	8,939
Public Storage REIT	383	83,410
Rayonier, Inc. REIT	161	5,075
Realty Income Corp. REIT	982	72,236
Regency Centers Corp. REIT	321	21,664
Retail Opportunity Investments Corp. REIT	144	2,497
RPT Realty REIT	224	2,690
Sabra Health Care REIT, Inc.	365	7,106
Saul Centers, Inc. REIT	23	1,181
Security Description	Shares	Value
SBA Communications Corp. REIT (a)	177	$35,340
Senior Housing Properties Trust REIT	233	2,745
Simon Property Group, Inc. REIT	789	143,764
SL Green Realty Corp. REIT	82	7,373
Summit Hotel Properties, Inc. REIT	64	730
Taubman Centers, Inc. REIT	35	1,851
UDR, Inc. REIT	794	36,095
Uniti Group, Inc. REIT (b)	447	5,002
Universal Health Realty Income Trust REIT	25	1,893
Urban Edge Properties REIT	64	1,216
Urstadt Biddle Properties, Inc. Class A REIT	66	1,362
Ventas, Inc. REIT	1,028	65,597
Vornado Realty Trust REIT	242	16,320
Washington Prime Group, Inc. REIT (b)	26	147
Weingarten Realty Investors REIT	188	5,522
Welltower, Inc. REIT	1,249	96,922
Weyerhaeuser Co. REIT	62	1,633
		1,961,590
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	22	709
Casey's General Stores, Inc.	88	11,332
Chefs' Warehouse, Inc. (a)	75	2,329
Costco Wholesale Corp.	1,059	256,426
Kroger Co.	1,236	30,405
SpartanNash Co.	16	254
Sprouts Farmers Market, Inc. (a)	113	2,434
Sysco Corp.	984	65,692
United Natural Foods, Inc. (a)	9	119
Walmart, Inc.	2,006	195,645
Walgreens Boots Alliance, Inc.	1,251	79,151
		644,496
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	1,062	45,804
B&G Foods, Inc. (b)	54	1,319
Calavo Growers, Inc. (b)	17	1,425
Cal-Maine Foods, Inc. (b)	82	3,660
Campbell Soup Co.	80	3,050
Conagra Brands, Inc.	40	1,110
Darling Ingredients, Inc. (a)	368	7,967
Flowers Foods, Inc.	350	7,462
General Mills, Inc.	148	7,659
Hain Celestial Group, Inc. (a) (b)	43	994
Hershey Co.	290	33,301
Hormel Foods Corp. (b)	876	39,210
Ingredion, Inc.	13	1,231
J&J Snack Foods Corp.	35	5,559
J.M. Smucker Co.	63	7,340
John B Sanfilippo & Son, Inc.	1	72
Kellogg Co.	271	15,550
Kraft Heinz Co.	91	2,971
Lamb Weston Holdings, Inc.	466	34,922
Lancaster Colony Corp.	63	9,872
McCormick & Co., Inc. (b)	391	58,896
Mondelez International, Inc. Class A	2,274	113,518

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Post Holdings, Inc. (a)	203	$22,208
Sanderson Farms, Inc. (b)	10	1,318
Seneca Foods Corp. Class A (a)	24	590
Tootsie Roll Industries, Inc. (b)	31	1,151
TreeHouse Foods, Inc. (a)	144	9,295
Tyson Foods, Inc. Class A	121	8,401
		445,855
GAS UTILITIES — 0.3%
Atmos Energy Corp.	356	36,643
National Fuel Gas Co.	136	8,291
New Jersey Resources Corp.	269	13,393
Northwest Natural Holding Co.	74	4,857
ONE Gas, Inc.	160	14,245
South Jersey Industries, Inc. (b)	176	5,644
Southwest Gas Holdings, Inc.	135	11,105
Spire, Inc.	154	12,673
UGI Corp.	529	29,317
		136,168
HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Abbott Laboratories	5,424	433,595
ABIOMED, Inc. (a)	146	41,696
Align Technology, Inc. (a)	55	15,638
AngioDynamics, Inc. (a)	38	869
Avanos Medical, Inc. (a)	75	3,201
Baxter International, Inc.	766	62,283
Becton Dickinson and Co.	419	104,637
Boston Scientific Corp. (a)	4,519	173,439
Cantel Medical Corp.	7	468
CONMED Corp.	69	5,739
Cooper Cos., Inc.	117	34,652
CryoLife, Inc. (a)	111	3,238
Cutera, Inc. (a)	103	1,819
Danaher Corp.	1,302	171,890
DENTSPLY SIRONA, Inc.	20	992
Edwards Lifesciences Corp. (a)	644	123,216
Globus Medical, Inc. Class A (a)	120	5,929
Haemonetics Corp. (a)	160	13,997
Hill-Rom Holdings, Inc.	150	15,879
Hologic, Inc. (a)	510	24,684
ICU Medical, Inc. (a)	42	10,052
IDEXX Laboratories, Inc. (a)	177	39,577
Inogen, Inc. (a) (b)	37	3,529
Integer Holdings Corp. (a)	95	7,165
Integra LifeSciences Holdings Corp. (a)	76	4,235
Intuitive Surgical, Inc. (a)	335	191,144
Lantheus Holdings, Inc. (a)	84	2,056
LivaNova PLC (a)	124	12,059
Masimo Corp. (a)	150	20,742
Medtronic PLC	3,691	336,176
Meridian Bioscience, Inc.	66	1,162
Merit Medical Systems, Inc. (a)	146	9,027
Natus Medical, Inc. (a)	114	2,893
Neogen Corp. (a)	102	5,854
NuVasive, Inc. (a)	119	6,758
Security Description	Shares	Value
OraSure Technologies, Inc. (a)	104	$1,160
Orthofix Medical, Inc. (a)	58	3,272
ResMed, Inc.	430	44,707
STERIS PLC	257	32,904
Stryker Corp.	597	117,919
Surmodics, Inc. (a)	44	1,913
Tactile Systems Technology, Inc. (a) (b)	58	3,058
Teleflex, Inc.	73	22,058
Varex Imaging Corp. (a)	3	102
Varian Medical Systems, Inc. (a)	130	18,424
West Pharmaceutical Services, Inc.	134	14,767
Zimmer Biomet Holdings, Inc.	185	23,624
		2,174,198
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Addus HomeCare Corp. (a)	46	2,925
Amedisys, Inc. (a)	97	11,956
AmerisourceBergen Corp.	90	7,157
AMN Healthcare Services, Inc. (a)	109	5,133
Anthem, Inc.	660	189,407
BioTelemetry, Inc. (a)	104	6,513
Cardinal Health, Inc.	123	5,922
Centene Corp. (a)	1,080	57,348
Chemed Corp.	45	14,403
Cigna Corp.	534	85,878
Covetrus, Inc. (a) (b)	214	6,816
CVS Health Corp.	1,384	74,639
DaVita, Inc. (a)	31	1,683
Diplomat Pharmacy, Inc. (a) (b)	194	1,127
Encompass Health Corp.	302	17,637
Ensign Group, Inc.	160	8,190
HCA Healthcare, Inc.	873	113,822
HealthEquity, Inc. (a) (b)	166	12,281
Henry Schein, Inc. (a)	339	20,377
Humana, Inc.	281	74,746
Laboratory Corp. of America Holdings (a)	42	6,425
LHC Group, Inc. (a)	93	10,310
Magellan Health, Inc. (a)	2	132
McKesson Corp.	65	7,609
MEDNAX, Inc. (a)	7	190
Molina Healthcare, Inc. (a)	194	27,540
Quest Diagnostics, Inc.	102	9,172
Select Medical Holdings Corp. (a)	88	1,240
Tenet Healthcare Corp. (a)	117	3,374
Tivity Health, Inc. (a)	102	1,791
UnitedHealth Group, Inc.	2,318	573,149
Universal Health Services, Inc. Class B	162	21,671
US Physical Therapy, Inc.	42	4,411
WellCare Health Plans, Inc. (a)	140	37,765
		1,422,739
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	41	391
Cerner Corp. (a)	188	10,755
Computer Programs & Systems, Inc.	11	327
HMS Holdings Corp. (a)	270	7,995

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Medidata Solutions, Inc. (a)	119	$8,715
NextGen Healthcare, Inc. (a)	147	2,474
Omnicell, Inc. (a)	126	10,186
Tabula Rasa HealthCare, Inc. (a) (b)	57	3,216
		44,059
HOTELS, RESTAURANTS & LEISURE — 2.4%
Belmond, Ltd. Class A (a)	285	7,105
BJ's Restaurants, Inc.	72	3,404
Boyd Gaming Corp.	7	192
Brinker International, Inc.	146	6,479
Carnival Corp.	99	5,021
Cheesecake Factory, Inc. (b)	105	5,137
Chipotle Mexican Grill, Inc. (a)	80	56,825
Churchill Downs, Inc.	69	6,228
Cracker Barrel Old Country Store, Inc.	27	4,363
Darden Restaurants, Inc.	311	37,777
Dave & Buster's Entertainment, Inc. (b)	114	5,685
Dine Brands Global, Inc. (b)	55	5,021
Domino's Pizza, Inc.	123	31,746
Dunkin' Brands Group, Inc.	187	14,044
Eldorado Resorts, Inc. (a)	209	9,758
Hilton Worldwide Holdings, Inc.	268	22,273
International Speedway Corp. Class A	41	1,789
Jack in the Box, Inc.	28	2,270
Marriott International, Inc. Class A	163	20,390
Marriott Vacations Worldwide Corp.	3	280
McDonald's Corp.	1,840	349,416
MGM Resorts International	166	4,260
Norwegian Cruise Line Holdings, Ltd. (a)	54	2,968
Penn National Gaming, Inc. (a)	9	181
Royal Caribbean Cruises, Ltd.	99	11,347
Ruth's Hospitality Group, Inc.	109	2,789
Scientific Games Corp. Class A (a) (b)	5	102
Shake Shack, Inc. Class A (a)	82	4,850
Six Flags Entertainment Corp.	96	4,738
Starbucks Corp.	3,814	283,533
Texas Roadhouse, Inc.	148	9,204
Wendy's Co.	351	6,279
Wingstop, Inc.	90	6,843
Wyndham Destinations, Inc.	75	3,037
Wyndham Hotels & Resorts, Inc.	48	2,400
Wynn Resorts, Ltd.	9	1,074
Yum! Brands, Inc.	900	89,829
		1,028,637
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	24	2,821
D.R. Horton, Inc.	141	5,835
Ethan Allen Interiors, Inc.	55	1,052
Garmin, Ltd.	270	23,314
Helen of Troy, Ltd. (a)	81	9,393
Installed Building Products, Inc. (a)	33	1,600
iRobot Corp. (a) (b)	44	5,178
KB Home	8	193
La-Z-Boy, Inc.	54	1,781
Leggett & Platt, Inc. (b)	98	4,138
Security Description	Shares	Value
Lennar Corp. Class A	27	$1,325
LGI Homes, Inc. (a)	1	60
M/I Homes, Inc. (a)	86	2,289
MDC Holdings, Inc.	46	1,337
Meritage Homes Corp. (a)	74	3,309
Mohawk Industries, Inc. (a)	19	2,397
Newell Brands, Inc.	161	2,470
NVR, Inc. (a)	2	5,534
PulteGroup, Inc.	234	6,543
Tempur Sealy International, Inc. (a)	19	1,096
Toll Brothers, Inc.	96	3,475
TopBuild Corp. (a)	5	324
TRI Pointe Group, Inc. (a) (b)	15	190
Tupperware Brands Corp.	62	1,586
Universal Electronics, Inc. (a)	10	371
Whirlpool Corp.	9	1,196
William Lyon Homes Class A (a)	170	2,613
		91,420
HOUSEHOLD PRODUCTS — 2.3%
Central Garden & Pet Co. Class A (a)	68	1,581
Church & Dwight Co., Inc.	791	56,343
Clorox Co.	368	59,049
Colgate-Palmolive Co.	785	53,804
Energizer Holdings, Inc.	47	2,111
Kimberly-Clark Corp.	712	88,217
Procter & Gamble Co.	6,875	715,344
WD-40 Co. (b)	48	8,133
		984,582
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	2,141	38,709
NRG Energy, Inc.	920	39,082
		77,791
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	335	69,606
Carlisle Cos., Inc.	82	10,055
General Electric Co.	939	9,380
Honeywell International, Inc.	914	145,253
Raven Industries, Inc.	72	2,763
Roper Technologies, Inc.	176	60,187
		297,244
INSURANCE — 2.2%
Aflac, Inc.	1,818	90,900
Alleghany Corp. (a)	30	18,372
Allstate Corp.	369	34,752
Ambac Financial Group, Inc. (a)	109	1,975
American Equity Investment Life Holding Co.	95	2,567
American Financial Group, Inc.	68	6,542
American International Group, Inc.	73	3,143
AMERISAFE, Inc.	36	2,138
Aon PLC	535	91,325
Arthur J Gallagher & Co.	529	41,315
Assurant, Inc.	137	13,003

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Brighthouse Financial, Inc. (a)	11	$399
Brown & Brown, Inc.	555	16,378
Chubb, Ltd.	417	58,413
Cincinnati Financial Corp.	336	28,862
CNO Financial Group, Inc.	55	890
eHealth, Inc. (a)	48	2,992
Employers Holdings, Inc.	47	1,885
Everest Re Group, Ltd.	77	16,629
First American Financial Corp.	51	2,627
Genworth Financial, Inc. Class A (a)	1,596	6,113
Hanover Insurance Group, Inc.	107	12,216
Hartford Financial Services Group, Inc.	227	11,286
Horace Mann Educators Corp.	63	2,218
James River Group Holdings, Ltd.	62	2,485
Kemper Corp.	134	10,203
Lincoln National Corp.	17	998
Loews Corp.	388	18,597
Marsh & McLennan Cos., Inc.	953	89,487
Mercury General Corp.	48	2,403
MetLife, Inc.	1,218	51,850
Navigators Group, Inc.	75	5,240
Old Republic International Corp.	552	11,548
Primerica, Inc.	84	10,261
Principal Financial Group, Inc.	30	1,506
ProAssurance Corp.	82	2,838
Progressive Corp.	1,809	130,411
Prudential Financial, Inc.	102	9,372
Reinsurance Group of America, Inc.	88	12,494
RenaissanceRe Holdings, Ltd.	96	13,776
RLI Corp.	126	9,041
Safety Insurance Group, Inc.	26	2,266
Selective Insurance Group, Inc.	119	7,530
Stewart Information Services Corp.	44	1,878
Torchmark Corp.	90	7,376
Travelers Cos., Inc.	240	32,918
United Fire Group, Inc.	69	3,016
Universal Insurance Holdings, Inc.	100	3,100
Unum Group	25	846
Willis Towers Watson PLC	246	43,210
WR Berkley Corp.	209	17,707
		969,297
INTERACTIVE MEDIA & SERVICES — 2.5%
Alphabet, Inc. Class A (a)	374	440,157
Alphabet, Inc. Class C (a)	384	450,551
Cars.com, Inc. (a) (b)	26	593
Facebook, Inc. Class A (a)	593	98,847
QuinStreet, Inc. (a)	123	1,647
TripAdvisor, Inc. (a) (b)	298	15,332
Twitter, Inc. (a)	2,067	67,963
Yelp, Inc. (a)	81	2,794
		1,077,884
INTERNET & DIRECT MARKETING RETAIL — 4.2%
Amazon.com, Inc. (a)	927	1,650,755
Booking Holdings, Inc. (a)	63	109,930
Security Description	Shares	Value
eBay, Inc.	215	$7,985
Expedia Group, Inc.	165	19,635
PetMed Express, Inc. (b)	4	91
Shutterfly, Inc. (a)	3	122
Stamps.com, Inc. (a)	7	570
		1,789,088
IT SERVICES — 5.9%
Accenture PLC Class A	907	159,650
Akamai Technologies, Inc. (a)	221	15,848
Automatic Data Processing, Inc.	1,129	180,346
Broadridge Financial Solutions, Inc.	240	24,886
CACI International, Inc. Class A (a)	55	10,011
Cardtronics PLC Class A (a)	90	3,202
Cognizant Technology Solutions Corp. Class A	524	37,964
CoreLogic, Inc. (a)	20	745
CSG Systems International, Inc.	1	42
DXC Technology Co.	23	1,479
EVERTEC, Inc.	166	4,616
ExlService Holdings, Inc. (a)	55	3,301
Fidelity National Information Services, Inc.	673	76,116
Fiserv, Inc. (a) (b)	940	82,983
FleetCor Technologies, Inc. (a)	95	23,426
Gartner, Inc. (a)	141	21,387
Global Payments, Inc.	244	33,311
International Business Machines Corp.	374	52,771
Jack Henry & Associates, Inc.	175	24,280
Leidos Holdings, Inc.	109	6,986
LiveRamp Holdings, Inc. (a)	240	13,097
ManTech International Corp. Class A	55	2,971
Mastercard, Inc. Class A	2,632	619,704
MAXIMUS, Inc.	121	8,589
Paychex, Inc.	598	47,960
PayPal Holdings, Inc. (a)	2,236	232,186
Perficient, Inc. (a)	102	2,794
Perspecta, Inc.	16	324
Sabre Corp.	662	14,160
Science Applications International Corp.	46	3,540
Sykes Enterprises, Inc. (a)	26	735
Total System Services, Inc.	262	24,893
Travelport Worldwide, Ltd.	402	6,323
TTEC Holdings, Inc.	3	109
Unisys Corp. (a)	165	1,926
VeriSign, Inc. (a)	346	62,820
Virtusa Corp. (a)	52	2,779
Visa, Inc. Class A	4,519	705,823
Western Union Co. (b)	470	8,681
WEX, Inc. (a)	60	11,519
		2,534,283
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	50	2,516
Callaway Golf Co.	199	3,170
Hasbro, Inc.	144	12,243
Mattel, Inc. (a) (b)	28	364
Polaris Industries, Inc.	6	507

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sturm Ruger & Co., Inc.	52	$2,757
Vista Outdoor, Inc. (a)	2	16
		21,573
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	499	40,110
Bio-Rad Laboratories, Inc. Class A (a)	36	11,004
Bio-Techne Corp.	85	16,877
Cambrex Corp. (a)	27	1,049
Charles River Laboratories International, Inc. (a)	124	18,011
Illumina, Inc. (a)	479	148,821
IQVIA Holdings, Inc. (a)	482	69,336
Luminex Corp.	158	3,636
Medpace Holdings, Inc. (a)	84	4,953
Mettler-Toledo International, Inc. (a)	23	16,629
PerkinElmer, Inc.	213	20,525
PRA Health Sciences, Inc. (a)	122	13,455
Syneos Health, Inc. (a)	136	7,039
Thermo Fisher Scientific, Inc.	834	228,282
Waters Corp. (a)	95	23,912
		623,639
MACHINERY — 1.2%
Actuant Corp. Class A	66	1,608
AGCO Corp.	34	2,365
Alamo Group, Inc.	1	100
Albany International Corp. Class A	55	3,937
Astec Industries, Inc.	11	415
Barnes Group, Inc.	64	3,290
Briggs & Stratton Corp.	67	793
Caterpillar, Inc.	437	59,209
Chart Industries, Inc. (a)	90	8,147
Crane Co.	21	1,777
Cummins, Inc.	61	9,630
Deere & Co.	496	79,281
Donaldson Co., Inc.	137	6,858
Dover Corp.	132	12,382
EnPro Industries, Inc.	6	387
ESCO Technologies, Inc.	67	4,491
Federal Signal Corp.	75	1,949
Flowserve Corp.	140	6,320
Fortive Corp.	411	34,479
Franklin Electric Co., Inc.	65	3,321
Graco, Inc.	203	10,053
Greenbrier Cos., Inc.	75	2,417
Harsco Corp. (a)	227	4,576
Hillenbrand, Inc.	67	2,782
IDEX Corp.	107	16,236
Illinois Tool Works, Inc.	176	25,261
Ingersoll-Rand PLC	460	49,657
ITT, Inc.	133	7,714
John Bean Technologies Corp.	12	1,103
Kennametal, Inc.	66	2,425
Lincoln Electric Holdings, Inc.	56	4,697
Lindsay Corp.	30	2,904
Lydall, Inc. (a)	66	1,548
Security Description	Shares	Value
Mueller Industries, Inc.	23	$721
Nordson Corp.	47	6,228
Oshkosh Corp.	7	526
PACCAR, Inc.	259	17,648
Parker-Hannifin Corp.	89	15,274
Pentair PLC	118	5,252
Proto Labs, Inc. (a)	69	7,255
Snap-on, Inc. (b)	62	9,704
SPX Corp. (a)	124	4,314
SPX FLOW, Inc. (a)	11	351
Standex International Corp.	34	2,496
Stanley Black & Decker, Inc.	63	8,579
Terex Corp.	5	161
Timken Co.	56	2,443
Toro Co.	114	7,848
Trinity Industries, Inc.	134	2,912
Wabash National Corp.	110	1,490
Wabtec Corp. (b)	144	10,616
Watts Water Technologies, Inc. Class A	28	2,263
Woodward, Inc.	107	10,153
Xylem, Inc.	311	24,581
		512,927
MARINE — 0.0% (d)
Kirby Corp. (a)	105	7,886
Matson, Inc.	75	2,707
		10,593
MEDIA — 0.9%
AMC Networks, Inc. Class A (a) (b)	105	5,960
Cable One, Inc.	15	14,721
CBS Corp. Class B	194	9,221
Charter Communications, Inc. Class A (a)	102	35,385
Comcast Corp. Class A	4,112	164,398
Discovery, Inc. Class A (a)	299	8,079
Discovery, Inc. Class C (a)	682	17,336
EW Scripps Co. Class A	117	2,457
Fox Corp. Class A (a)	1,140	41,849
Fox Corp. Class B (a)	516	18,514
Gannett Co., Inc.	67	706
Interpublic Group of Cos., Inc.	719	15,106
John Wiley & Sons, Inc. Class A	82	3,626
Meredith Corp.	38	2,100
New Media Investment Group, Inc.	231	2,426
New York Times Co. Class A (b)	264	8,672
News Corp. Class A	179	2,227
News Corp. Class B	31	387
Omnicom Group, Inc. (b)	424	30,948
Scholastic Corp.	61	2,425
		386,543
METALS & MINING — 0.2%
AK Steel Holding Corp. (a) (b)	26	72
Allegheny Technologies, Inc. (a) (b)	88	2,250
Carpenter Technology Corp.	12	550
Century Aluminum Co. (a)	66	586
Commercial Metals Co.	29	495

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Compass Minerals International, Inc. (b)	11	$598
Freeport-McMoRan, Inc.	119	1,534
Kaiser Aluminum Corp.	15	1,571
Materion Corp.	75	4,280
Newmont Mining Corp.	570	20,389
Nucor Corp.	233	13,596
Reliance Steel & Aluminum Co.	61	5,506
Royal Gold, Inc.	124	11,275
Steel Dynamics, Inc.	57	2,010
SunCoke Energy, Inc. (a)	10	85
TimkenSteel Corp. (a) (b)	38	413
United States Steel Corp.	15	292
Worthington Industries, Inc.	22	821
		66,323
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	282	5,132
ARMOUR Residential REIT, Inc.	112	2,187
Granite Point Mortgage Trust, Inc. REIT	157	2,916
Invesco Mortgage Capital, Inc. REIT	194	3,065
New York Mortgage Trust, Inc. REIT	569	3,465
PennyMac Mortgage Investment Trust REIT	220	4,556
Redwood Trust, Inc. REIT	264	4,264
		25,585
MULTI-UTILITIES — 1.5%
Ameren Corp.	744	54,721
Avista Corp.	68	2,762
Black Hills Corp.	165	12,222
CenterPoint Energy, Inc.	1,197	36,748
CMS Energy Corp.	863	47,931
Consolidated Edison, Inc.	624	52,921
Dominion Energy, Inc.	1,524	116,830
DTE Energy Co.	464	57,879
MDU Resources Group, Inc.	306	7,904
NiSource, Inc.	868	24,877
NorthWestern Corp.	153	10,773
Public Service Enterprise Group, Inc.	1,123	66,717
Sempra Energy	653	82,187
WEC Energy Group, Inc.	910	71,963
		646,435
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	56	2,129
Dillard's, Inc. Class A (b)	26	1,873
Dollar General Corp.	621	74,085
Dollar Tree, Inc. (a)	176	18,487
JC Penney Co., Inc. (a) (b)	43	64
Kohl's Corp.	395	27,164
Macy's, Inc.	1,057	25,400
Nordstrom, Inc. (b)	215	9,542
Ollie's Bargain Outlet Holdings, Inc. (a)	152	12,970
Target Corp.	730	58,590
		230,304
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.1%
Anadarko Petroleum Corp.	290	$13,189
Apache Corp.	31	1,074
Cabot Oil & Gas Corp.	461	12,032
Carrizo Oil & Gas, Inc. (a) (b)	7	87
Chesapeake Energy Corp. (a) (b)	87	270
Chevron Corp.	2,697	332,216
Cimarex Energy Co.	9	629
CNX Resources Corp. (a)	250	2,693
Concho Resources, Inc.	49	5,437
ConocoPhillips	2,938	196,082
CONSOL Energy, Inc. (a)	69	2,361
Denbury Resources, Inc. (a) (b)	1,283	2,630
Devon Energy Corp.	39	1,231
Diamondback Energy, Inc.	90	9,138
EOG Resources, Inc.	334	31,790
EQT Corp.	56	1,161
Equitrans Midstream Corp.	452	9,845
Exxon Mobil Corp.	3,863	312,130
Green Plains, Inc.	30	500
Hess Corp.	225	13,552
HighPoint Resources Corp. (a)	90	199
HollyFrontier Corp.	440	21,679
Kinder Morgan, Inc.	2,795	55,928
Marathon Oil Corp.	617	10,310
Marathon Petroleum Corp.	854	51,112
Matador Resources Co. (a) (b)	9	174
Murphy Oil Corp.	95	2,784
Noble Energy, Inc.	39	964
Oasis Petroleum, Inc. (a)	22	133
Occidental Petroleum Corp.	808	53,490
ONEOK, Inc.	711	49,656
PBF Energy, Inc. Class A	312	9,716
PDC Energy, Inc. (a)	31	1,261
Penn Virginia Corp. (a)	57	2,514
Phillips 66	454	43,207
Pioneer Natural Resources Co.	70	10,660
QEP Resources, Inc. (a)	19	148
Renewable Energy Group, Inc. (a)	121	2,657
SM Energy Co.	25	437
Southwestern Energy Co. (a)	588	2,758
SRC Energy, Inc. (a) (b)	560	2,867
Valero Energy Corp.	314	26,637
Williams Cos., Inc.	502	14,417
World Fuel Services Corp.	10	289
WPX Energy, Inc. (a)	228	2,989
		1,315,033
PAPER & FOREST PRODUCTS — 0.0% (d)
Boise Cascade Co.	3	80
Domtar Corp.	16	794
Louisiana-Pacific Corp.	79	1,926
Neenah, Inc.	30	1,931
PH Glatfelter Co.	16	226
Schweitzer-Mauduit International, Inc.	40	1,549
		6,506

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	54	$621
Estee Lauder Cos., Inc. Class A	416	68,869
Inter Parfums, Inc.	56	4,249
Medifast, Inc. (b)	38	4,847
Nu Skin Enterprises, Inc. Class A	60	2,871
		81,457
PHARMACEUTICALS — 6.4%
Akorn, Inc. (a)	10	35
Allergan PLC	180	26,354
Assertio Therapeutics, Inc. (a)	10	51
Bristol-Myers Squibb Co.	1,478	70,515
Catalent, Inc. (a)	58	2,354
Corcept Therapeutics, Inc. (a) (b)	9	106
Eli Lilly & Co.	2,803	363,717
Endo International PLC (a)	732	5,878
Innoviva, Inc. (a)	208	2,918
Johnson & Johnson	5,101	713,069
Lannett Co., Inc. (a) (b)	9	71
Mallinckrodt PLC (a) (b)	104	2,261
Merck & Co., Inc.	8,384	697,297
Mylan NV (a)	42	1,190
Nektar Therapeutics (a)	14	471
Perrigo Co. PLC	35	1,686
Pfizer, Inc.	17,107	726,534
Phibro Animal Health Corp. Class A	66	2,178
Prestige Consumer Healthcare, Inc. (a) (b)	25	748
Supernus Pharmaceuticals, Inc. (a)	56	1,962
Zoetis, Inc.	1,385	139,428
		2,758,823
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	13	825
Equifax, Inc.	69	8,176
Exponent, Inc.	160	9,235
FTI Consulting, Inc. (a)	125	9,602
Heidrick & Struggles International, Inc.	66	2,530
IHS Markit, Ltd. (a)	730	39,697
Insperity, Inc.	120	14,839
Korn/Ferry International	80	3,582
ManpowerGroup, Inc.	8	662
Navigant Consulting, Inc.	48	935
Nielsen Holdings PLC	88	2,083
Resources Connection, Inc.	74	1,224
Robert Half International, Inc.	247	16,095
Verisk Analytics, Inc.	443	58,919
WageWorks, Inc. (a)	2	76
		168,480
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	385	19,038
HFF, Inc. Class A	48	2,292
Jones Lang LaSalle, Inc.	54	8,326
Marcus & Millichap, Inc. (a)	74	3,014
		32,670
Security Description	Shares	Value
ROAD & RAIL — 1.4%
ArcBest Corp.	38	$1,170
Avis Budget Group, Inc. (a) (b)	5	174
CSX Corp.	2,248	168,195
Genesee & Wyoming, Inc. Class A (a)	89	7,755
Heartland Express, Inc.	69	1,330
JB Hunt Transport Services, Inc.	50	5,065
Kansas City Southern	126	14,614
Knight-Swift Transportation Holdings, Inc. (b)	11	359
Landstar System, Inc.	44	4,813
Marten Transport, Ltd.	10	178
Norfolk Southern Corp.	556	103,911
Old Dominion Freight Line, Inc.	59	8,519
Ryder System, Inc.	15	930
Saia, Inc. (a)	11	672
Union Pacific Corp.	1,748	292,266
Werner Enterprises, Inc.	18	615
		610,566
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (a)	6	298
Advanced Micro Devices, Inc. (a) (b)	2,799	71,430
Analog Devices, Inc.	640	67,373
Applied Materials, Inc.	81	3,212
Broadcom, Inc.	952	286,276
Brooks Automation, Inc.	140	4,106
Cabot Microelectronics Corp.	35	3,919
Cirrus Logic, Inc. (a)	30	1,262
Cohu, Inc.	186	2,744
Cree, Inc. (a) (b)	329	18,825
Cypress Semiconductor Corp.	170	2,536
Diodes, Inc. (a)	125	4,338
DSP Group, Inc. (a)	13	183
First Solar, Inc. (a)	19	1,004
FormFactor, Inc. (a)	142	2,285
Integrated Device Technology, Inc. (a)	411	20,135
Intel Corp.	9,365	502,901
KLA-Tencor Corp.	139	16,598
Kopin Corp. (a) (b)	26	35
Kulicke & Soffa Industries, Inc.	148	3,272
Lam Research Corp.	64	11,457
Maxim Integrated Products, Inc.	297	15,791
MaxLinear, Inc. (a) (b)	9	230
Microchip Technology, Inc. (b)	137	11,366
Micron Technology, Inc. (a)	461	19,053
MKS Instruments, Inc.	6	558
Monolithic Power Systems, Inc.	75	10,162
Nanometrics, Inc. (a)	75	2,316
NVIDIA Corp.	50	8,978
Photronics, Inc. (a)	252	2,381
Power Integrations, Inc.	32	2,238
Qorvo, Inc. (a)	106	7,603
QUALCOMM, Inc. (b)	1,297	73,968
Rambus, Inc. (a)	242	2,529
Rudolph Technologies, Inc. (a)	124	2,827

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Semtech Corp. (a)	213	$10,844
Silicon Laboratories, Inc. (a)	19	1,536
Skyworks Solutions, Inc.	43	3,547
SolarEdge Technologies, Inc. (a)	81	3,052
Synaptics, Inc. (a)	1	40
Teradyne, Inc.	17	677
Texas Instruments, Inc.	1,186	125,799
Versum Materials, Inc.	63	3,170
Xilinx, Inc.	771	97,755
Xperi Corp.	38	889
		1,431,498
SOFTWARE — 9.7%
8x8, Inc. (a)	192	3,878
ACI Worldwide, Inc. (a)	353	11,603
Adobe, Inc. (a)	1,415	377,083
Agilysys, Inc. (a)	11	233
Alarm.com Holdings, Inc. (a) (b)	128	8,307
ANSYS, Inc. (a)	103	18,819
Autodesk, Inc. (a)	632	98,478
Blackbaud, Inc.	12	957
Bottomline Technologies DE, Inc. (a)	121	6,061
Cadence Design Systems, Inc. (a)	534	33,914
CDK Global, Inc.	31	1,824
Citrix Systems, Inc.	369	36,775
CommVault Systems, Inc. (a)	112	7,251
Ebix, Inc. (b)	2	99
Fair Isaac Corp. (a)	81	22,002
Fortinet, Inc. (a)	462	38,794
Intuit, Inc.	801	209,389
j2 Global, Inc. (b)	54	4,676
LivePerson, Inc. (a)	220	6,384
LogMeIn, Inc.	17	1,362
Manhattan Associates, Inc. (a)	90	4,960
Microsoft Corp.	21,096	2,488,062
MicroStrategy, Inc. Class A (a)	16	2,308
OneSpan, Inc. (a)	51	980
Oracle Corp.	3,619	194,377
Progress Software Corp.	5	222
PTC, Inc. (a)	319	29,406
Qualys, Inc. (a)	100	8,274
Red Hat, Inc. (a)	568	103,774
salesforce.com, Inc. (a)	2,346	371,536
SPS Commerce, Inc. (a)	55	5,833
Symantec Corp.	222	5,104
Synopsys, Inc. (a)	202	23,260
Teradata Corp. (a)	181	7,901
Tyler Technologies, Inc. (a)	60	12,264
Ultimate Software Group, Inc. (a)	77	25,420
		4,171,570
SPECIALTY RETAIL — 2.6%
Aaron's, Inc.	147	7,732
Abercrombie & Fitch Co. Class A	132	3,618
Advance Auto Parts, Inc.	232	39,563
American Eagle Outfitters, Inc.	482	10,686
Asbury Automotive Group, Inc. (a)	11	763
Security Description	Shares	Value
Ascena Retail Group, Inc. (a) (b)	130	$140
AutoNation, Inc. (a)	6	214
AutoZone, Inc. (a)	73	74,761
Best Buy Co., Inc.	135	9,593
Buckle, Inc.	1	19
Caleres, Inc.	132	3,259
CarMax, Inc. (a) (b)	216	15,077
Children's Place, Inc.	1	97
Designer Brands, Inc.	290	6,444
Dick's Sporting Goods, Inc.	153	5,632
Express, Inc. (a)	110	471
Five Below, Inc. (a)	176	21,868
Foot Locker, Inc.	327	19,816
Gap, Inc.	159	4,163
Genesco, Inc. (a)	65	2,961
Group 1 Automotive, Inc.	36	2,329
Guess?, Inc.	169	3,312
Haverty Furniture Cos., Inc.	56	1,225
Home Depot, Inc.	1,414	271,332
L Brands, Inc.	31	855
Lithia Motors, Inc. Class A (b)	2	185
Lowe's Cos., Inc.	1,123	122,935
MarineMax, Inc. (a)	16	307
Michaels Cos., Inc. (a) (b)	11	126
Monro, Inc. (b)	104	8,998
Murphy USA, Inc. (a)	38	3,254
O'Reilly Automotive, Inc. (a)	250	97,075
Rent-A-Center, Inc. (a)	145	3,026
RH (a) (b)	57	5,868
Ross Stores, Inc.	757	70,477
Sally Beauty Holdings, Inc. (a) (b)	270	4,971
Signet Jewelers, Ltd.	10	272
Sleep Number Corp. (a)	44	2,068
Sonic Automotive, Inc. Class A (b)	11	163
Tailored Brands, Inc. (b)	232	1,819
Tiffany & Co.	62	6,544
TJX Cos., Inc.	3,619	192,567
Tractor Supply Co.	344	33,629
Ulta Salon Cosmetics & Fragrance, Inc. (a)	163	56,843
Urban Outfitters, Inc. (a)	144	4,268
Williams-Sonoma, Inc. (b)	166	9,341
		1,130,666
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
3D Systems Corp. (a) (b)	228	2,453
Apple, Inc.	7,829	1,487,119
Cray, Inc. (a)	1	26
Hewlett Packard Enterprise Co.	1,288	19,874
HP, Inc.	2,215	43,037
NCR Corp. (a) (b)	10	273
NetApp, Inc.	478	33,144
Seagate Technology PLC	107	5,124
Western Digital Corp.	27	1,298
Xerox Corp.	22	704
		1,593,052

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Capri Holdings, Ltd. (a)	12	$549
Carter's, Inc.	11	1,109
Crocs, Inc. (a)	215	5,536
Deckers Outdoor Corp. (a)	95	13,964
Fossil Group, Inc. (a) (b)	186	2,552
G-III Apparel Group, Ltd. (a)	60	2,398
Hanesbrands, Inc. (b)	33	590
NIKE, Inc. Class B	3,675	309,472
Oxford Industries, Inc.	24	1,806
PVH Corp.	6	732
Ralph Lauren Corp.	85	11,023
Skechers U.S.A., Inc. Class A (a)	14	470
Steven Madden, Ltd.	162	5,482
Tapestry, Inc.	119	3,866
Under Armour, Inc. Class A (a)	601	12,705
Under Armour, Inc. Class C (a) (b)	617	11,643
VF Corp.	455	39,544
Wolverine World Wide, Inc.	181	6,467
		429,908
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
Axos Financial, Inc. (a) (b)	14	405
Dime Community Bancshares, Inc.	72	1,348
HomeStreet, Inc. (a)	11	290
LendingTree, Inc. (a)	1	351
New York Community Bancorp, Inc. (b)	140	1,620
NMI Holdings, Inc. Class A (a)	128	3,311
Northwest Bancshares, Inc.	214	3,632
Provident Financial Services, Inc.	30	777
TrustCo Bank Corp. NY	218	1,692
Walker & Dunlop, Inc.	66	3,360
Washington Federal, Inc.	130	3,756
		20,542
TOBACCO — 0.2%
Altria Group, Inc.	771	44,279
Philip Morris International, Inc.	384	33,942
Universal Corp.	77	4,437
		82,658
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	22	1,308
Fastenal Co.	534	34,342
GATX Corp. (b)	73	5,575
Kaman Corp.	75	4,383
MSC Industrial Direct Co., Inc. Class A	51	4,218
NOW, Inc. (a)	207	2,890
United Rentals, Inc. (a)	7	800
W.W. Grainger, Inc.	112	33,704
Watsco, Inc.	24	3,437
		90,657
WATER UTILITIES — 0.2%
American States Water Co.	118	8,413
Security Description	Shares	Value
American Water Works Co., Inc.	520	$54,215
Aqua America, Inc.	340	12,390
California Water Service Group	147	7,979
		82,997
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	11	150
Telephone & Data Systems, Inc.	283	8,696
		8,846
TOTAL COMMON STOCKS (Cost $41,140,842)		43,065,136
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e) (Cost $15)	36	19
TOTAL RIGHTS (Cost $15)		19
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	35,070	35,070
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	25,260	25,260
TOTAL SHORT-TERM INVESTMENTS (Cost $60,330)		60,330
TOTAL INVESTMENTS — 100.1% (Cost $41,201,187)		43,125,485
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(29,963)
NET ASSETS — 100.0%		$43,095,522
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $19, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,065,136	$—	$—	$43,065,136
Rights	—	19	—	19
Short-Term Investments	60,330	—	—	60,330
TOTAL INVESTMENTS	$43,125,466	$19	$—	$43,125,485
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	530	$49,338	$11,174	$50,446	$(6,388)	$(1,638)	31	$2,040	$194	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,305	18,305	1,010,753	993,988	—	—	35,070	35,070	534	—
State Street Navigator Securities Lending Government Money Market Portfolio	39,438	39,438	443,740	457,918	—	—	25,260	25,260	257	—
Total		$107,081	$1,465,667	$1,502,352	$(6,388)	$(1,638)		$62,370	$985	$—
See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	38	$1,235
Aerojet Rocketdyne Holdings, Inc. (a)	34	1,208
Aerovironment, Inc. (a)	10	684
Arconic, Inc.	210	4,013
Boeing Co.	256	97,644
Cubic Corp.	12	675
Curtiss-Wright Corp.	16	1,813
General Dynamics Corp.	136	23,022
Harris Corp.	42	6,708
Huntington Ingalls Industries, Inc.	23	4,766
L3 Technologies, Inc.	51	10,525
Lockheed Martin Corp.	136	40,822
Mercury Systems, Inc. (a)	18	1,153
Moog, Inc. Class A	34	2,956
National Presto Industries, Inc. (b)	8	868
Northrop Grumman Corp.	66	17,794
Raytheon Co.	105	19,118
Teledyne Technologies, Inc. (a)	19	4,503
Textron, Inc.	166	8,410
TransDigm Group, Inc. (a)	13	5,902
Triumph Group, Inc. (b)	162	3,088
United Technologies Corp.	777	100,148
		357,055
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	80	4,045
C.H. Robinson Worldwide, Inc.	93	8,090
Expeditors International of Washington, Inc.	93	7,059
FedEx Corp.	185	33,561
Forward Air Corp.	19	1,230
Hub Group, Inc. Class A (a)	105	4,289
United Parcel Service, Inc. Class B	648	72,407
		130,681
AIRLINES — 1.1%
Alaska Air Group, Inc.	193	10,831
Allegiant Travel Co.	25	3,237
American Airlines Group, Inc.	1,343	42,654
Delta Air Lines, Inc.	1,015	52,425
Hawaiian Holdings, Inc. (b)	79	2,074
JetBlue Airways Corp. (a)	977	15,984
SkyWest, Inc.	81	4,397
Southwest Airlines Co.	464	24,086
United Continental Holdings, Inc. (a)	740	59,037
		214,725
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	349	4,994
Aptiv PLC	177	14,070
BorgWarner, Inc.	188	7,221
Cooper Tire & Rubber Co.	157	4,693
Cooper-Standard Holdings, Inc. (a)	26	1,221
Dana, Inc.	276	4,896
Security Description	Shares	Value
Delphi Technologies PLC	91	$1,752
Dorman Products, Inc. (a)	19	1,674
Garrett Motion, Inc. (a) (b)	39	574
Gentex Corp.	176	3,640
Gentherm, Inc. (a)	38	1,401
Goodyear Tire & Rubber Co.	740	13,431
LCI Industries (b)	23	1,767
Standard Motor Products, Inc.	21	1,031
Superior Industries International, Inc.	69	328
		62,693
AUTOMOBILES — 1.4%
Ford Motor Co.	12,711	111,602
General Motors Co.	4,277	158,677
Harley-Davidson, Inc. (b)	260	9,272
Thor Industries, Inc.	46	2,869
Winnebago Industries, Inc. (b)	31	966
		283,386
BANKS — 7.1%
Associated Banc-Corp.	155	3,309
Banc of California, Inc.	133	1,841
BancorpSouth Bank	68	1,919
Bank of America Corp.	8,635	238,240
Bank of Hawaii Corp.	28	2,208
Bank OZK	129	3,738
Banner Corp.	57	3,088
BB&T Corp.	697	32,431
Boston Private Financial Holdings, Inc.	100	1,096
Brookline Bancorp, Inc.	75	1,080
Cathay General Bancorp	71	2,408
Chemical Financial Corp.	38	1,564
Citigroup, Inc.	3,012	187,407
Citizens Financial Group, Inc.	498	16,185
City Holding Co.	17	1,295
Columbia Banking System, Inc.	47	1,536
Comerica, Inc.	92	6,745
Commerce Bancshares, Inc.	66	3,832
Community Bank System, Inc.	34	2,032
Cullen/Frost Bankers, Inc.	49	4,756
Customers Bancorp, Inc. (a)	133	2,435
CVB Financial Corp.	67	1,410
East West Bancorp, Inc.	76	3,646
Fifth Third Bancorp	825	20,796
First BanCorp	654	7,495
First Commonwealth Financial Corp.	76	958
First Financial Bancorp	48	1,155
First Financial Bankshares, Inc. (b)	25	1,444
First Horizon National Corp.	195	2,726
First Midwest Bancorp, Inc.	69	1,412
FNB Corp.	296	3,138
Fulton Financial Corp.	224	3,467
Glacier Bancorp, Inc.	55	2,204
Great Western Bancorp, Inc.	66	2,085
Hancock Whitney Corp.	65	2,626
Hanmi Financial Corp.	62	1,319
Home BancShares, Inc.	82	1,441

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hope Bancorp, Inc.	139	$1,818
Huntington Bancshares, Inc.	838	10,626
Independent Bank Corp.	14	1,134
International Bancshares Corp.	58	2,206
JPMorgan Chase & Co.	3,064	310,169
KeyCorp	972	15,309
LegacyTexas Financial Group, Inc.	30	1,122
M&T Bank Corp.	109	17,115
NBT Bancorp, Inc.	46	1,656
OFG Bancorp	137	2,711
Old National Bancorp	159	2,608
Opus Bank	99	1,960
PacWest Bancorp	128	4,814
People's United Financial, Inc.	411	6,757
Pinnacle Financial Partners, Inc.	31	1,696
PNC Financial Services Group, Inc.	442	54,216
Prosperity Bancshares, Inc. (b)	62	4,282
Regions Financial Corp.	1,153	16,315
S&T Bancorp, Inc.	29	1,146
Signature Bank	52	6,660
Simmons First National Corp. Class A	61	1,493
Sterling Bancorp	82	1,528
SunTrust Banks, Inc.	415	24,589
SVB Financial Group (a)	25	5,559
Synovus Financial Corp.	118	4,054
TCF Financial Corp.	127	2,628
Texas Capital Bancshares, Inc. (a)	31	1,692
Tompkins Financial Corp.	22	1,674
Trustmark Corp.	70	2,354
UMB Financial Corp.	44	2,818
Umpqua Holdings Corp.	230	3,795
United Bankshares, Inc.	96	3,479
United Community Banks, Inc.	38	947
US Bancorp	1,652	79,610
Valley National Bancorp (b)	288	2,759
Webster Financial Corp.	62	3,142
Wells Fargo & Co.	5,245	253,438
Westamerica Bancorporation	14	865
Wintrust Financial Corp.	32	2,155
Zions Bancorp NA	130	5,903
		1,445,269
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a) (b)	6	1,768
Brown-Forman Corp. Class B	92	4,856
Coca-Cola Bottling Co. Consolidated	16	4,605
Coca-Cola Co.	1,940	90,908
Constellation Brands, Inc. Class A	64	11,221
Molson Coors Brewing Co. Class B	231	13,779
Monster Beverage Corp. (a)	144	7,860
PepsiCo, Inc.	532	65,197
		200,194
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	578	46,581
Acorda Therapeutics, Inc. (a)	69	917
Alexion Pharmaceuticals, Inc. (a)	81	10,950
Security Description	Shares	Value
Amgen, Inc.	433	$82,261
Biogen, Inc. (a)	110	26,002
Celgene Corp. (a)	258	24,340
Emergent BioSolutions, Inc. (a)	25	1,263
Gilead Sciences, Inc.	1,398	90,884
Incyte Corp. (a)	29	2,494
Momenta Pharmaceuticals, Inc. (a)	43	625
Myriad Genetics, Inc. (a)	54	1,793
Regeneron Pharmaceuticals, Inc. (a)	36	14,782
Spectrum Pharmaceuticals, Inc. (a)	16	171
United Therapeutics Corp. (a)	46	5,399
Vertex Pharmaceuticals, Inc. (a)	41	7,542
		316,004
BUILDING PRODUCTS — 0.3%
AAON, Inc. (b)	12	554
Allegion PLC	25	2,268
AO Smith Corp.	52	2,773
Apogee Enterprises, Inc.	69	2,587
Fortune Brands Home & Security, Inc.	110	5,237
Gibraltar Industries, Inc. (a)	29	1,178
Griffon Corp.	147	2,716
Johnson Controls International PLC	832	30,734
Lennox International, Inc.	14	3,701
Masco Corp.	157	6,172
Quanex Building Products Corp.	40	636
Resideo Technologies, Inc. (a)	66	1,273
Simpson Manufacturing Co., Inc.	21	1,245
Universal Forest Products, Inc.	86	2,570
		63,644
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	38	4,070
Ameriprise Financial, Inc.	128	16,397
Bank of New York Mellon Corp.	973	49,068
BlackRock, Inc.	84	35,899
Blucora, Inc. (a)	37	1,235
Cboe Global Markets, Inc.	18	1,718
Charles Schwab Corp.	324	13,854
CME Group, Inc.	243	39,993
Donnelley Financial Solutions, Inc. (a)	95	1,414
E*TRADE Financial Corp.	177	8,218
Eaton Vance Corp.	45	1,814
Evercore, Inc. Class A	22	2,002
FactSet Research Systems, Inc.	12	2,979
Federated Investors, Inc. Class B	102	2,990
Franklin Resources, Inc. (b)	955	31,649
Goldman Sachs Group, Inc.	323	62,013
Greenhill & Co., Inc.	43	925
Interactive Brokers Group, Inc. Class A	33	1,712
Intercontinental Exchange, Inc.	268	20,405
INTL. FCStone, Inc. (a)	54	2,093
Invesco, Ltd.	567	10,949
Janus Henderson Group PLC	197	4,921
Legg Mason, Inc.	139	3,804
MarketAxess Holdings, Inc.	9	2,215
Moody's Corp.	26	4,708

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Morgan Stanley	1,668	$70,390
MSCI, Inc.	14	2,784
Nasdaq, Inc.	106	9,274
Northern Trust Corp.	148	13,381
Piper Jaffray Cos.	16	1,165
Raymond James Financial, Inc.	88	7,076
S&P Global, Inc.	40	8,422
SEI Investments Co.	41	2,142
State Street Corp. (c)	254	16,716
Stifel Financial Corp.	48	2,532
T Rowe Price Group, Inc.	113	11,314
Waddell & Reed Financial, Inc. Class A (b)	249	4,305
		476,546
CHEMICALS — 1.7%
AdvanSix, Inc. (a)	25	714
Air Products & Chemicals, Inc.	144	27,498
Albemarle Corp. (b)	50	4,099
American Vanguard Corp.	20	344
Ashland Global Holdings, Inc.	71	5,547
Balchem Corp.	10	928
Cabot Corp.	55	2,290
CF Industries Holdings, Inc.	244	9,975
Chemours Co.	101	3,753
DowDuPont, Inc.	1,276	68,024
Eastman Chemical Co.	127	9,637
Ecolab, Inc.	119	21,008
FMC Corp.	50	3,841
FutureFuel Corp.	81	1,085
Hawkins, Inc.	15	553
HB Fuller Co.	33	1,605
Ingevity Corp. (a)	15	1,584
Innophos Holdings, Inc.	48	1,447
Innospec, Inc.	16	1,334
International Flavors & Fragrances, Inc. (b)	29	3,735
Koppers Holdings, Inc. (a)	43	1,117
Kraton Corp. (a)	48	1,545
Linde PLC	309	54,362
LSB Industries, Inc. (a)	34	212
LyondellBasell Industries NV Class A	510	42,881
Minerals Technologies, Inc.	52	3,057
Mosaic Co.	554	15,130
NewMarket Corp.	6	2,601
Olin Corp.	175	4,050
PolyOne Corp.	56	1,641
PPG Industries, Inc.	127	14,335
Quaker Chemical Corp.	5	1,002
Rayonier Advanced Materials, Inc. (b)	63	854
RPM International, Inc.	101	5,862
Scotts Miracle-Gro Co. (b)	62	4,872
Sensient Technologies Corp.	22	1,491
Sherwin-Williams Co.	30	12,921
Stepan Co.	22	1,925
Tredegar Corp.	59	952
		339,811
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	103	$3,744
Brady Corp. Class A	37	1,717
Brink's Co.	43	3,243
Cintas Corp.	40	8,084
Clean Harbors, Inc. (a)	52	3,719
Copart, Inc. (a)	74	4,484
Deluxe Corp.	69	3,017
Healthcare Services Group, Inc. (b)	26	858
Herman Miller, Inc.	62	2,181
HNI Corp.	69	2,504
Interface, Inc.	62	950
LSC Communications, Inc.	137	895
Matthews International Corp. Class A	47	1,737
Mobile Mini, Inc.	37	1,256
MSA Safety, Inc.	18	1,861
Pitney Bowes, Inc.	612	4,204
Republic Services, Inc.	248	19,934
Rollins, Inc.	54	2,247
RR Donnelley & Sons Co.	251	1,185
Stericycle, Inc. (a)	77	4,190
Team, Inc. (a)	124	2,170
Tetra Tech, Inc.	37	2,205
UniFirst Corp.	14	2,149
Viad Corp.	18	1,013
Waste Management, Inc.	258	26,809
		106,356
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	50	685
ARRIS International PLC (a)	212	6,701
Ciena Corp. (a)	143	5,340
Cisco Systems, Inc.	2,398	129,468
Comtech Telecommunications Corp.	26	604
Digi International, Inc. (a)	31	393
F5 Networks, Inc. (a)	33	5,179
Finisar Corp. (a)	143	3,313
Harmonic, Inc. (a) (b)	90	488
InterDigital, Inc.	43	2,837
Juniper Networks, Inc.	360	9,529
Lumentum Holdings, Inc. (a)	19	1,074
Motorola Solutions, Inc.	59	8,285
NETGEAR, Inc. (a)	28	927
NetScout Systems, Inc. (a)	52	1,460
Plantronics, Inc.	19	876
ViaSat, Inc. (a) (b)	38	2,945
Viavi Solutions, Inc. (a)	111	1,374
		181,478
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	502	14,894
Aegion Corp. (a)	69	1,212
Arcosa, Inc.	77	2,352
Comfort Systems USA, Inc.	25	1,310
Dycom Industries, Inc. (a)	34	1,562
EMCOR Group, Inc.	91	6,650

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Fluor Corp.	220	$8,096
Granite Construction, Inc.	69	2,977
Jacobs Engineering Group, Inc.	135	10,151
KBR, Inc.	220	4,200
Orion Group Holdings, Inc. (a)	69	202
Quanta Services, Inc.	232	8,756
Valmont Industries, Inc.	30	3,903
		66,265
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	34	2,866
Martin Marietta Materials, Inc.	34	6,840
Vulcan Materials Co.	49	5,802
		15,508
CONSUMER FINANCE — 1.1%
American Express Co.	678	74,105
Capital One Financial Corp.	773	63,146
Discover Financial Services	389	27,681
Encore Capital Group, Inc. (a)	31	844
Enova International, Inc. (a)	107	2,442
EZCORP, Inc. Class A (a) (b)	77	718
FirstCash, Inc.	20	1,730
Green Dot Corp. Class A (a)	22	1,334
Navient Corp.	736	8,516
PRA Group, Inc. (a)	55	1,475
SLM Corp.	232	2,299
Synchrony Financial	1,065	33,974
World Acceptance Corp. (a)	19	2,225
		220,489
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	34	3,617
Avery Dennison Corp.	42	4,746
Ball Corp.	184	10,646
Bemis Co., Inc.	95	5,271
Greif, Inc. Class A	81	3,341
International Paper Co.	464	21,469
Myers Industries, Inc.	37	633
Owens-Illinois, Inc.	196	3,720
Packaging Corp. of America	63	6,261
Sealed Air Corp.	150	6,909
Silgan Holdings, Inc.	242	7,171
Sonoco Products Co.	104	6,399
Westrock Co.	331	12,694
		92,877
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	144	5,347
Genuine Parts Co.	153	17,140
LKQ Corp. (a)	241	6,839
Pool Corp.	12	1,980
		31,306
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	48	2,223
American Public Education, Inc. (a)	15	452
Career Education Corp. (a)	63	1,041
Security Description	Shares	Value
Graham Holdings Co. Class B	7	$4,782
H&R Block, Inc. (b)	185	4,429
Regis Corp. (a)	104	2,046
Service Corp. International	94	3,774
Sotheby's (a) (b)	37	1,397
Strategic Education, Inc.	37	4,858
		25,002
DIVERSIFIED FINANCIAL SERVICES — 2.6%
Berkshire Hathaway, Inc. Class B (a)	2,498	501,823
Jefferies Financial Group, Inc.	906	17,024
		518,847
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	11,876	372,431
ATN International, Inc.	17	959
CenturyLink, Inc.	3,104	37,217
Cincinnati Bell, Inc. (a)	199	1,899
Consolidated Communications Holdings, Inc. (b)	242	2,640
Frontier Communications Corp. (a) (b)	335	667
Iridium Communications, Inc. (a) (b)	273	7,218
Verizon Communications, Inc.	5,311	314,039
		737,070
ELECTRIC UTILITIES — 3.0%
ALLETE, Inc.	47	3,865
Alliant Energy Corp.	210	9,897
American Electric Power Co., Inc.	587	49,161
Duke Energy Corp.	1,182	106,380
Edison International	401	24,830
El Paso Electric Co.	42	2,470
Entergy Corp.	308	29,454
Evergy, Inc.	244	14,164
Eversource Energy	331	23,484
Exelon Corp.	1,562	78,303
FirstEnergy Corp.	819	34,079
Hawaiian Electric Industries, Inc.	124	5,055
IDACORP, Inc.	46	4,579
NextEra Energy, Inc.	331	63,989
OGE Energy Corp.	227	9,788
Pinnacle West Capital Corp.	127	12,139
PNM Resources, Inc.	83	3,929
PPL Corp.	1,170	37,136
Southern Co.	1,211	62,585
Xcel Energy, Inc.	561	31,534
		606,821
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	18	2,160
AMETEK, Inc.	85	7,052
AZZ, Inc.	23	941
Eaton Corp. PLC	475	38,266
Emerson Electric Co.	411	28,141
Encore Wire Corp.	16	916
EnerSys	39	2,541
Hubbell, Inc.	37	4,365

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
nVent Electric PLC	124	$3,346
Powell Industries, Inc.	25	664
Regal Beloit Corp.	50	4,094
Rockwell Automation, Inc.	45	7,896
Vicor Corp. (a)	6	186
		100,568
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	91	8,594
Anixter International, Inc. (a)	115	6,453
Arrow Electronics, Inc. (a)	273	21,037
Avnet, Inc.	362	15,700
Badger Meter, Inc.	10	556
Bel Fuse, Inc. Class B	25	632
Belden, Inc.	38	2,041
Benchmark Electronics, Inc.	139	3,649
Cognex Corp.	27	1,373
Coherent, Inc. (a) (b)	13	1,842
Corning, Inc.	728	24,097
CTS Corp.	34	999
Daktronics, Inc.	85	633
Fabrinet (a)	47	2,461
FARO Technologies, Inc. (a)	8	351
FLIR Systems, Inc.	50	2,379
II-VI, Inc. (a) (b)	38	1,415
Insight Enterprises, Inc. (a)	111	6,112
IPG Photonics Corp. (a) (b)	20	3,036
Itron, Inc. (a)	24	1,120
Jabil, Inc.	478	12,710
KEMET Corp.	84	1,425
Keysight Technologies, Inc. (a)	87	7,586
Knowles Corp. (a)	102	1,798
Littelfuse, Inc.	10	1,825
Methode Electronics, Inc.	77	2,216
MTS Systems Corp.	16	871
National Instruments Corp.	41	1,819
OSI Systems, Inc. (a)	17	1,489
Park Electrochemical Corp.	18	283
Plexus Corp. (a)	46	2,804
Rogers Corp. (a)	9	1,430
Sanmina Corp. (a)	214	6,174
ScanSource, Inc. (a)	80	2,866
SYNNEX Corp.	140	13,355
TE Connectivity, Ltd.	182	14,696
Tech Data Corp. (a)	133	13,620
Trimble, Inc. (a)	117	4,727
TTM Technologies, Inc. (a)	146	1,712
Vishay Intertechnology, Inc. (b)	138	2,549
Zebra Technologies Corp. Class A (a)	19	3,981
		204,416
ENERGY EQUIPMENT & SERVICES — 0.8%
Apergy Corp. (a)	62	2,546
Archrock, Inc.	404	3,951
Baker Hughes a GE Co.	167	4,629
Diamond Offshore Drilling, Inc. (a) (b)	355	3,724
Security Description	Shares	Value
Dril-Quip, Inc. (a) (b)	39	$1,788
Ensco PLC Class A	1,365	5,364
Era Group, Inc. (a)	52	600
Exterran Corp. (a)	188	3,168
Geospace Technologies Corp. (a)	9	117
Gulf Island Fabrication, Inc. (a)	25	229
Halliburton Co.	498	14,591
Helix Energy Solutions Group, Inc. (a)	435	3,441
Helmerich & Payne, Inc.	114	6,334
KLX Energy Services Holdings, Inc. (a)	2	50
Matrix Service Co. (a)	59	1,155
McDermott International, Inc. (a) (b)	282	2,098
Nabors Industries, Ltd.	1,016	3,495
National Oilwell Varco, Inc.	471	12,547
Newpark Resources, Inc. (a)	94	861
Noble Corp. PLC (a)	771	2,213
Oceaneering International, Inc. (a)	308	4,857
Oil States International, Inc. (a)	104	1,764
Patterson-UTI Energy, Inc.	222	3,112
Pioneer Energy Services Corp. (a)	153	271
Rowan Cos. PLC Class A (a)	397	4,284
Schlumberger, Ltd.	960	41,827
SEACOR Holdings, Inc. (a)	42	1,776
Superior Energy Services, Inc. (a)	740	3,456
TechnipFMC PLC	395	9,290
TETRA Technologies, Inc. (a)	181	424
Transocean, Ltd. (a)	1,681	14,642
Unit Corp. (a)	169	2,407
US Silica Holdings, Inc.	69	1,198
		162,209
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	121	5,509
Cinemark Holdings, Inc.	121	4,839
Electronic Arts, Inc. (a)	118	11,992
Live Nation Entertainment, Inc. (a) (b)	124	7,879
Marcus Corp.	30	1,201
Netflix, Inc. (a)	69	24,603
Take-Two Interactive Software, Inc. (a)	30	2,831
Viacom, Inc. Class B	1,167	32,758
Walt Disney Co.	1,386	153,932
World Wrestling Entertainment, Inc. Class A (b)	29	2,517
		248,061
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Acadia Realty Trust REIT	59	1,609
Agree Realty Corp. REIT (b)	16	1,109
Alexander & Baldwin, Inc.	62	1,577
Alexandria Real Estate Equities, Inc. REIT	38	5,417
American Assets Trust, Inc. REIT	67	3,073
American Campus Communities, Inc. REIT	139	6,614
American Tower Corp. REIT	116	22,859
Apartment Investment & Management Co. Class A REIT	102	5,130
AvalonBay Communities, Inc. REIT	93	18,668

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Boston Properties, Inc. REIT	72	$9,639
Camden Property Trust REIT	70	7,105
CareTrust REIT, Inc.	52	1,220
CBL & Associates Properties, Inc. REIT (b)	768	1,190
Cedar Realty Trust, Inc. REIT	172	585
Chesapeake Lodging Trust REIT	74	2,058
CoreCivic, Inc. REIT	370	7,197
CoreSite Realty Corp. REIT	11	1,177
Corporate Office Properties Trust REIT	93	2,539
Cousins Properties, Inc. REIT	281	2,714
Crown Castle International Corp. REIT	150	19,200
CyrusOne, Inc. REIT	46	2,412
DiamondRock Hospitality Co. REIT	274	2,967
Digital Realty Trust, Inc. REIT	76	9,044
Douglas Emmett, Inc. REIT	86	3,476
Duke Realty Corp. REIT	330	10,091
EastGroup Properties, Inc. REIT	17	1,898
EPR Properties REIT	67	5,152
Equinix, Inc. REIT	21	9,516
Equity Residential REIT	340	25,609
Essex Property Trust, Inc. REIT	24	6,942
Extra Space Storage, Inc. REIT	69	7,032
Federal Realty Investment Trust REIT	27	3,722
First Industrial Realty Trust, Inc. REIT	64	2,263
Four Corners Property Trust, Inc. REIT	44	1,302
Franklin Street Properties Corp. REIT	175	1,258
GEO Group, Inc. REIT	190	3,648
Getty Realty Corp. REIT	65	2,082
Global Net Lease, Inc. REIT	220	4,158
HCP, Inc. REIT	791	24,758
Healthcare Realty Trust, Inc. REIT	82	2,633
Hersha Hospitality Trust REIT (b)	113	1,937
Highwoods Properties, Inc. REIT	105	4,912
Hospitality Properties Trust REIT	260	6,841
Host Hotels & Resorts, Inc. REIT	776	14,666
Iron Mountain, Inc. REIT	197	6,986
JBG SMITH Properties REIT	39	1,613
Kilroy Realty Corp. REIT	77	5,849
Kimco Realty Corp. REIT	379	7,012
Kite Realty Group Trust REIT	192	3,070
Lamar Advertising Co. Class A REIT	76	6,024
Lexington Realty Trust REIT	223	2,020
Liberty Property Trust REIT	133	6,440
Life Storage, Inc. REIT	35	3,404
LTC Properties, Inc. REIT	42	1,924
Macerich Co. REIT (b)	205	8,887
Mack-Cali Realty Corp. REIT	141	3,130
Medical Properties Trust, Inc. REIT	381	7,052
Mid-America Apartment Communities, Inc. REIT	74	8,090
National Retail Properties, Inc. REIT	145	8,032
Office Properties Income Trust	37	1,023
Omega Healthcare Investors, Inc. REIT (b)	313	11,941
Pennsylvania Real Estate Investment Trust (b)	110	692
PotlatchDeltic Corp. REIT	20	756
Security Description	Shares	Value
Prologis, Inc. REIT	336	$24,175
PS Business Parks, Inc. REIT	18	2,823
Public Storage REIT	81	17,640
Rayonier, Inc. REIT	85	2,679
Realty Income Corp. REIT	246	18,096
Regency Centers Corp. REIT	89	6,007
Retail Opportunity Investments Corp. REIT	141	2,445
RPT Realty REIT	158	1,898
Sabra Health Care REIT, Inc.	77	1,499
Saul Centers, Inc. REIT	19	976
SBA Communications Corp. REIT (a)	18	3,594
Senior Housing Properties Trust REIT	742	8,741
Simon Property Group, Inc. REIT	211	38,446
SL Green Realty Corp. REIT	83	7,463
Summit Hotel Properties, Inc. REIT	151	1,723
Tanger Factory Outlet Centers, Inc. REIT (b)	59	1,238
Taubman Centers, Inc. REIT	46	2,432
UDR, Inc. REIT	131	5,955
Uniti Group, Inc. REIT (b)	43	481
Universal Health Realty Income Trust REIT	10	757
Urban Edge Properties REIT	100	1,900
Urstadt Biddle Properties, Inc. Class A REIT	54	1,115
Ventas, Inc. REIT	432	27,566
Vornado Realty Trust REIT	156	10,521
Washington Prime Group, Inc. REIT (b)	698	3,944
Weingarten Realty Investors REIT	147	4,317
Welltower, Inc. REIT	362	28,091
Weyerhaeuser Co. REIT	567	14,935
		614,401
FOOD & STAPLES RETAILING — 4.1%
Andersons, Inc.	82	2,643
Casey's General Stores, Inc.	45	5,795
Costco Wholesale Corp.	426	103,152
Kroger Co.	2,578	63,419
SpartanNash Co.	156	2,476
Sprouts Farmers Market, Inc. (a)	114	2,455
Sysco Corp.	500	33,380
United Natural Foods, Inc. (a)	255	3,371
Walmart, Inc.	4,638	452,344
Walgreens Boots Alliance, Inc.	2,601	164,565
		833,600
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	1,811	78,108
B&G Foods, Inc. (b)	77	1,880
Calavo Growers, Inc. (b)	6	503
Cal-Maine Foods, Inc. (b)	47	2,098
Campbell Soup Co. (b)	335	12,774
Conagra Brands, Inc.	395	10,957
Darling Ingredients, Inc. (a)	257	5,564
Dean Foods Co. (b)	524	1,588
Flowers Foods, Inc.	224	4,776
General Mills, Inc.	659	34,103
Hain Celestial Group, Inc. (a) (b)	104	2,404

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hershey Co.	106	$12,172
Hormel Foods Corp. (b)	425	19,023
Ingredion, Inc.	58	5,492
J&J Snack Foods Corp.	13	2,065
J.M. Smucker Co.	102	11,883
Kellogg Co.	264	15,148
Kraft Heinz Co.	2,012	65,692
Lamb Weston Holdings, Inc.	53	3,972
Lancaster Colony Corp.	13	2,037
McCormick & Co., Inc. (b)	65	9,791
Mondelez International, Inc. Class A	1,149	57,358
Post Holdings, Inc. (a)	69	7,549
Sanderson Farms, Inc. (b)	31	4,087
Seneca Foods Corp. Class A (a)	21	517
Tootsie Roll Industries, Inc. (b)	60	2,225
TreeHouse Foods, Inc. (a)	176	11,361
Tyson Foods, Inc. Class A	478	33,187
		418,314
GAS UTILITIES — 0.2%
Atmos Energy Corp.	85	8,749
National Fuel Gas Co.	89	5,426
New Jersey Resources Corp.	79	3,933
Northwest Natural Holding Co.	26	1,706
ONE Gas, Inc.	49	4,363
South Jersey Industries, Inc. (b)	89	2,854
Southwest Gas Holdings, Inc.	56	4,607
Spire, Inc.	46	3,785
UGI Corp.	197	10,918
		46,341
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	669	53,480
ABIOMED, Inc. (a)	6	1,714
Align Technology, Inc. (a)	11	3,128
Avanos Medical, Inc. (a)	58	2,475
Baxter International, Inc.	325	26,426
Becton Dickinson and Co.	70	17,481
Boston Scientific Corp. (a)	418	16,043
Cantel Medical Corp.	14	936
CONMED Corp.	14	1,165
Cooper Cos., Inc.	13	3,850
CryoLife, Inc. (a)	9	263
Danaher Corp.	344	45,415
DENTSPLY SIRONA, Inc.	124	6,149
Edwards Lifesciences Corp. (a)	63	12,054
Globus Medical, Inc. Class A (a)	32	1,581
Haemonetics Corp. (a)	19	1,662
Hill-Rom Holdings, Inc.	24	2,541
Hologic, Inc. (a)	178	8,615
ICU Medical, Inc. (a)	7	1,675
IDEXX Laboratories, Inc. (a)	14	3,130
Integer Holdings Corp. (a)	27	2,036
Integra LifeSciences Holdings Corp. (a)	26	1,449
Intuitive Surgical, Inc. (a)	30	17,117
Invacare Corp. (b)	110	921
Security Description	Shares	Value
LivaNova PLC (a)	18	$1,750
Masimo Corp. (a)	18	2,489
Medtronic PLC	733	66,762
Meridian Bioscience, Inc.	52	916
Merit Medical Systems, Inc. (a)	20	1,237
Natus Medical, Inc. (a)	29	736
Neogen Corp. (a)	14	803
NuVasive, Inc. (a)	27	1,533
ResMed, Inc.	38	3,951
STERIS PLC	31	3,969
Stryker Corp.	93	18,369
Surmodics, Inc. (a)	5	217
Teleflex, Inc.	12	3,626
Varex Imaging Corp. (a)	25	847
Varian Medical Systems, Inc. (a)	39	5,527
West Pharmaceutical Services, Inc.	19	2,094
Zimmer Biomet Holdings, Inc.	106	13,536
		359,668
HEALTH CARE PROVIDERS & SERVICES — 4.6%
Acadia Healthcare Co., Inc. (a) (b)	90	2,638
Amedisys, Inc. (a)	24	2,958
AmerisourceBergen Corp.	500	39,760
AMN Healthcare Services, Inc. (a)	39	1,837
Anthem, Inc.	304	87,242
Cardinal Health, Inc.	964	46,417
Centene Corp. (a)	537	28,515
Chemed Corp.	4	1,280
Cigna Corp.	296	47,603
Community Health Systems, Inc. (a)	453	1,690
CorVel Corp. (a)	10	652
Covetrus, Inc. (a) (b)	101	3,217
Cross Country Healthcare, Inc. (a)	147	1,033
CVS Health Corp.	4,229	228,070
DaVita, Inc. (a)	201	10,912
Diplomat Pharmacy, Inc. (a)	177	1,028
Encompass Health Corp.	66	3,854
Ensign Group, Inc.	54	2,764
HCA Healthcare, Inc.	320	41,722
Henry Schein, Inc. (a)	137	8,235
Humana, Inc.	149	39,634
Laboratory Corp. of America Holdings (a)	94	14,380
LHC Group, Inc. (a)	15	1,663
Magellan Health, Inc. (a)	47	3,098
McKesson Corp.	624	73,045
MEDNAX, Inc. (a)	97	2,636
Molina Healthcare, Inc. (a)	204	28,960
Owens & Minor, Inc.	309	1,267
Patterson Cos., Inc.	258	5,637
Providence Service Corp. (a)	28	1,865
Quest Diagnostics, Inc.	104	9,352
Select Medical Holdings Corp. (a)	169	2,381
Tenet Healthcare Corp. (a)	259	7,470
Tivity Health, Inc. (a)	85	1,493
UnitedHealth Group, Inc.	653	161,461
Universal Health Services, Inc. Class B	90	12,039

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	57	$15,376
		943,184
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	161	1,536
Cerner Corp. (a)	176	10,069
Computer Programs & Systems, Inc.	9	267
HMS Holdings Corp. (a)	44	1,303
Medidata Solutions, Inc. (a) (b)	21	1,538
NextGen Healthcare, Inc. (a)	34	572
Omnicell, Inc. (a)	14	1,132
		16,417
HOTELS, RESTAURANTS & LEISURE — 1.6%
Belmond, Ltd. Class A (a)	99	2,468
BJ's Restaurants, Inc.	22	1,040
Boyd Gaming Corp.	88	2,408
Brinker International, Inc.	128	5,681
Carnival Corp.	1,303	66,088
Cheesecake Factory, Inc. (b)	53	2,593
Chipotle Mexican Grill, Inc. (a)	13	9,234
Churchill Downs, Inc.	19	1,715
Cracker Barrel Old Country Store, Inc.	34	5,495
Darden Restaurants, Inc.	115	13,969
Dave & Buster's Entertainment, Inc. (b)	45	2,244
Dine Brands Global, Inc. (b)	18	1,643
Domino's Pizza, Inc.	6	1,549
Dunkin' Brands Group, Inc.	30	2,253
Hilton Worldwide Holdings, Inc.	221	18,367
International Speedway Corp. Class A	77	3,360
Jack in the Box, Inc.	14	1,135
Marriott International, Inc. Class A	105	13,134
Marriott Vacations Worldwide Corp.	30	2,805
McDonald's Corp.	295	56,020
MGM Resorts International	462	11,855
Monarch Casino & Resort, Inc. (a)	14	615
Norwegian Cruise Line Holdings, Ltd. (a)	183	10,058
Papa John's International, Inc. (b)	52	2,753
Penn National Gaming, Inc. (a)	133	2,673
Red Robin Gourmet Burgers, Inc. (a)	43	1,239
Royal Caribbean Cruises, Ltd.	154	17,651
Ruth's Hospitality Group, Inc.	15	384
Scientific Games Corp. Class A (a) (b)	49	1,001
Six Flags Entertainment Corp.	48	2,369
Starbucks Corp.	494	36,724
Texas Roadhouse, Inc.	33	2,052
Wendy's Co.	125	2,236
Wyndham Destinations, Inc.	98	3,968
Wyndham Hotels & Resorts, Inc.	98	4,899
Wynn Resorts, Ltd.	52	6,205
Yum! Brands, Inc.	148	14,772
		334,655
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	260	10,759
Ethan Allen Interiors, Inc.	43	822
Garmin, Ltd.	189	16,320
Security Description	Shares	Value
Helen of Troy, Ltd. (a)	24	$2,783
iRobot Corp. (a) (b)	14	1,648
KB Home	157	3,795
La-Z-Boy, Inc.	60	1,979
Leggett & Platt, Inc. (b)	121	5,109
Lennar Corp. Class A	167	8,198
M/I Homes, Inc. (a)	66	1,757
MDC Holdings, Inc.	154	4,475
Meritage Homes Corp. (a)	52	2,325
Mohawk Industries, Inc. (a)	58	7,317
Newell Brands, Inc. (b)	695	10,661
NVR, Inc. (a)	2	5,534
PulteGroup, Inc.	273	7,633
Tempur Sealy International, Inc. (a)	54	3,114
Toll Brothers, Inc.	146	5,285
TopBuild Corp. (a)	27	1,750
TRI Pointe Group, Inc. (a) (b)	188	2,376
Tupperware Brands Corp.	85	2,174
Universal Electronics, Inc. (a)	18	669
Whirlpool Corp.	103	13,688
William Lyon Homes Class A (a)	72	1,107
		121,278
HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. Class A (a)	38	883
Church & Dwight Co., Inc.	114	8,120
Clorox Co.	60	9,628
Colgate-Palmolive Co.	318	21,796
Energizer Holdings, Inc.	28	1,258
Kimberly-Clark Corp.	232	28,745
Procter & Gamble Co.	1,710	177,925
WD-40 Co. (b)	4	678
		249,033
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	2,172	39,270
NRG Energy, Inc.	280	11,894
		51,164
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	284	59,009
Carlisle Cos., Inc.	46	5,641
General Electric Co.	9,489	94,795
Honeywell International, Inc.	413	65,634
Roper Technologies, Inc.	27	9,233
		234,312
INSURANCE — 4.9%
Aflac, Inc.	1,243	62,150
Alleghany Corp. (a)	16	9,798
Allstate Corp.	562	52,929
American Equity Investment Life Holding Co.	282	7,620
American Financial Group, Inc.	110	10,583
American International Group, Inc.	1,442	62,093
AMERISAFE, Inc.	18	1,069
Aon PLC	89	15,192

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Arthur J Gallagher & Co.	120	$9,372
Assurant, Inc.	205	19,457
Brighthouse Financial, Inc. (a)	374	13,572
Brown & Brown, Inc.	152	4,486
Chubb, Ltd.	502	70,320
Cincinnati Financial Corp.	172	14,775
CNO Financial Group, Inc.	514	8,317
eHealth, Inc. (a)	10	623
Employers Holdings, Inc.	34	1,364
Everest Re Group, Ltd.	50	10,798
First American Financial Corp.	141	7,261
Genworth Financial, Inc. Class A (a)	1,563	5,986
Hanover Insurance Group, Inc.	48	5,480
Hartford Financial Services Group, Inc.	498	24,761
HCI Group, Inc.	38	1,624
Horace Mann Educators Corp.	64	2,253
James River Group Holdings, Ltd.	58	2,325
Kemper Corp.	64	4,873
Lincoln National Corp.	339	19,899
Loews Corp.	905	43,377
Marsh & McLennan Cos., Inc.	236	22,160
Mercury General Corp.	85	4,256
MetLife, Inc.	3,110	132,393
Navigators Group, Inc.	36	2,515
Old Republic International Corp.	443	9,268
Primerica, Inc.	28	3,420
Principal Financial Group, Inc.	862	43,264
ProAssurance Corp.	48	1,661
Progressive Corp.	391	28,187
Prudential Financial, Inc.	1,332	122,384
Reinsurance Group of America, Inc.	199	28,254
RenaissanceRe Holdings, Ltd.	42	6,027
RLI Corp.	26	1,866
Safety Insurance Group, Inc.	15	1,307
Selective Insurance Group, Inc.	54	3,417
Stewart Information Services Corp.	51	2,177
Third Point Reinsurance, Ltd. (a)	157	1,630
Torchmark Corp.	117	9,588
Travelers Cos., Inc.	304	41,697
United Fire Group, Inc.	42	1,836
Universal Insurance Holdings, Inc.	39	1,209
Unum Group	342	11,570
Willis Towers Watson PLC	73	12,822
WR Berkley Corp.	150	12,708
		997,973
INTERACTIVE MEDIA & SERVICES — 2.1%
Alphabet, Inc. Class A (a)	113	132,989
Alphabet, Inc. Class C (a)	117	137,277
Cars.com, Inc. (a) (b)	91	2,075
Facebook, Inc. Class A (a)	904	150,688
QuinStreet, Inc. (a)	62	830
TripAdvisor, Inc. (a)	52	2,675
		426,534
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.3%
Amazon.com, Inc. (a)	113	$201,225
Booking Holdings, Inc. (a)	18	31,408
eBay, Inc.	706	26,221
Expedia Group, Inc.	90	10,710
Liquidity Services, Inc. (a)	18	139
PetMed Express, Inc. (b)	35	797
Shutterfly, Inc. (a)	29	1,178
Stamps.com, Inc. (a) (b)	7	570
		272,248
IT SERVICES — 2.5%
Accenture PLC Class A	311	54,742
Akamai Technologies, Inc. (a)	90	6,454
Alliance Data Systems Corp.	42	7,349
Automatic Data Processing, Inc.	158	25,239
Broadridge Financial Solutions, Inc.	35	3,629
CACI International, Inc. Class A (a)	26	4,733
Cardtronics PLC Class A (a)	52	1,850
Cognizant Technology Solutions Corp. Class A	223	16,156
CoreLogic, Inc. (a)	62	2,310
CSG Systems International, Inc.	46	1,946
DXC Technology Co.	101	6,495
EVERTEC, Inc.	82	2,281
Fidelity National Information Services, Inc.	153	17,304
Fiserv, Inc. (a) (b)	149	13,154
Gartner, Inc. (a)	24	3,640
Global Payments, Inc.	25	3,413
International Business Machines Corp.	1,052	148,437
Jack Henry & Associates, Inc.	20	2,775
Leidos Holdings, Inc.	101	6,473
LiveRamp Holdings, Inc. (a)	41	2,237
ManTech International Corp. Class A	42	2,269
Mastercard, Inc. Class A	145	34,140
MAXIMUS, Inc.	36	2,555
NIC, Inc.	153	2,615
Paychex, Inc.	171	13,714
PayPal Holdings, Inc. (a)	358	37,175
Perficient, Inc. (a)	26	712
Perspecta, Inc.	52	1,052
Sabre Corp.	225	4,813
Science Applications International Corp.	49	3,771
Sykes Enterprises, Inc. (a)	62	1,753
Total System Services, Inc.	62	5,891
Travelport Worldwide, Ltd.	145	2,281
TTEC Holdings, Inc.	83	3,007
VeriSign, Inc. (a)	38	6,899
Virtusa Corp. (a)	14	748
Visa, Inc. Class A	281	43,890
Western Union Co. (b)	445	8,219
WEX, Inc. (a)	14	2,688
		508,809
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	66	3,322

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Callaway Golf Co.	46	$733
Hasbro, Inc.	89	7,567
Mattel, Inc. (a) (b)	1,074	13,962
Polaris Industries, Inc.	48	4,052
Sturm Ruger & Co., Inc.	9	477
Vista Outdoor, Inc. (a)	180	1,442
		31,555
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	84	6,752
Bio-Rad Laboratories, Inc. Class A (a)	10	3,057
Bio-Techne Corp.	6	1,191
Cambrex Corp. (a)	18	699
Charles River Laboratories International, Inc. (a)	25	3,631
Illumina, Inc. (a)	38	11,806
IQVIA Holdings, Inc. (a)	109	15,680
Luminex Corp.	33	759
Mettler-Toledo International, Inc. (a)	8	5,784
PerkinElmer, Inc.	41	3,951
Syneos Health, Inc. (a)	69	3,572
Thermo Fisher Scientific, Inc.	128	35,036
Waters Corp. (a)	28	7,048
		98,966
MACHINERY — 1.5%
Actuant Corp. Class A	40	975
AGCO Corp.	104	7,233
Albany International Corp. Class A	14	1,002
Astec Industries, Inc.	39	1,473
Barnes Group, Inc.	31	1,594
Briggs & Stratton Corp.	66	781
Caterpillar, Inc.	328	44,441
Chart Industries, Inc. (a)	20	1,810
CIRCOR International, Inc. (a)	18	587
Crane Co.	33	2,792
Cummins, Inc.	135	21,312
Deere & Co.	157	25,095
Donaldson Co., Inc.	60	3,004
Dover Corp.	97	9,099
EnPro Industries, Inc.	19	1,225
ESCO Technologies, Inc.	14	938
Federal Signal Corp.	39	1,014
Flowserve Corp.	88	3,972
Fortive Corp.	78	6,543
Franklin Electric Co., Inc.	30	1,533
Graco, Inc.	44	2,179
Greenbrier Cos., Inc.	96	3,094
Harsco Corp. (a)	53	1,068
Hillenbrand, Inc.	42	1,744
IDEX Corp.	23	3,490
Illinois Tool Works, Inc.	147	21,099
Ingersoll-Rand PLC	186	20,079
ITT, Inc.	58	3,364
John Bean Technologies Corp.	8	735
Kennametal, Inc.	54	1,985
Lincoln Electric Holdings, Inc.	35	2,935
Security Description	Shares	Value
Lindsay Corp. (b)	6	$581
Lydall, Inc. (a)	39	915
Mueller Industries, Inc.	77	2,413
Nordson Corp.	19	2,518
Oshkosh Corp.	66	4,959
PACCAR, Inc.	367	25,007
Parker-Hannifin Corp.	69	11,842
Pentair PLC	122	5,430
Snap-on, Inc. (b)	43	6,730
SPX Corp. (a)	39	1,357
SPX FLOW, Inc. (a)	38	1,212
Standex International Corp.	6	440
Stanley Black & Decker, Inc.	100	13,617
Tennant Co.	10	621
Terex Corp.	73	2,345
Timken Co.	79	3,446
Titan International, Inc.	291	1,737
Toro Co.	38	2,616
Trinity Industries, Inc.	231	5,020
Wabash National Corp.	205	2,778
Wabtec Corp. (b)	96	7,077
Watts Water Technologies, Inc. Class A	18	1,455
Woodward, Inc.	36	3,416
Xylem, Inc.	54	4,268
		309,995
MARINE — 0.0% (d)
Kirby Corp. (a)	65	4,882
Matson, Inc.	133	4,800
		9,682
MEDIA — 2.0%
AMC Networks, Inc. Class A (a) (b)	52	2,952
Cable One, Inc.	2	1,963
CBS Corp. Class B	259	12,310
Charter Communications, Inc. Class A (a)	209	72,504
Comcast Corp. Class A	4,899	195,862
Discovery, Inc. Class A (a)	193	5,215
Discovery, Inc. Class C (a)	443	11,261
DISH Network Corp. Class A (a)	715	22,658
EW Scripps Co. Class A	89	1,869
Fox Corp. Class A (a) (b)	280	10,279
Fox Corp. Class B (a)	132	4,736
Gannett Co., Inc.	442	4,659
Interpublic Group of Cos., Inc.	401	8,425
John Wiley & Sons, Inc. Class A	53	2,344
Meredith Corp.	62	3,426
New Media Investment Group, Inc.	219	2,300
New York Times Co. Class A (b)	53	1,741
News Corp. Class A	493	6,133
News Corp. Class B	215	2,685
Omnicom Group, Inc. (b)	235	17,153
Scholastic Corp.	119	4,731
TEGNA, Inc.	672	9,475
		404,681

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	1,002	$2,756
Allegheny Technologies, Inc. (a) (b)	95	2,429
Carpenter Technology Corp.	50	2,293
Century Aluminum Co. (a)	128	1,137
Commercial Metals Co.	220	3,758
Compass Minerals International, Inc. (b)	35	1,903
Freeport-McMoRan, Inc.	1,357	17,492
Haynes International, Inc.	17	558
Kaiser Aluminum Corp.	15	1,571
Materion Corp.	18	1,027
Newmont Mining Corp.	312	11,160
Nucor Corp.	331	19,314
Olympic Steel, Inc.	35	555
Reliance Steel & Aluminum Co.	113	10,199
Royal Gold, Inc.	33	3,001
Steel Dynamics, Inc.	178	6,278
SunCoke Energy, Inc. (a)	137	1,163
TimkenSteel Corp. (a) (b)	87	945
United States Steel Corp.	201	3,917
Worthington Industries, Inc.	126	4,702
		96,158
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	175	3,185
ARMOUR Residential REIT, Inc.	186	3,633
Capstead Mortgage Corp. REIT	429	3,685
Invesco Mortgage Capital, Inc. REIT	348	5,498
New York Mortgage Trust, Inc. REIT	468	2,850
PennyMac Mortgage Investment Trust REIT	190	3,935
		22,786
MULTI-UTILITIES — 1.4%
Ameren Corp.	255	18,755
Avista Corp.	61	2,478
Black Hills Corp.	76	5,629
CenterPoint Energy, Inc.	648	19,894
CMS Energy Corp.	255	14,163
Consolidated Edison, Inc.	379	32,143
Dominion Energy, Inc.	755	57,878
DTE Energy Co.	190	23,700
MDU Resources Group, Inc.	206	5,321
NiSource, Inc.	367	10,518
NorthWestern Corp.	58	4,084
Public Service Enterprise Group, Inc.	558	33,151
Sempra Energy	267	33,605
WEC Energy Group, Inc.	284	22,459
		283,778
MULTILINE RETAIL — 1.0%
Big Lots, Inc. (b)	158	6,007
Dillard's, Inc. Class A (b)	60	4,321
Dollar General Corp.	201	23,980
Dollar Tree, Inc. (a)	202	21,218
Security Description	Shares	Value
JC Penney Co., Inc. (a) (b)	1,994	$2,971
Kohl's Corp.	521	35,829
Macy's, Inc.	1,069	25,688
Nordstrom, Inc. (b)	358	15,888
Ollie's Bargain Outlet Holdings, Inc. (a)	28	2,389
Target Corp.	852	68,382
		206,673
OIL, GAS & CONSUMABLE FUELS — 7.8%
Anadarko Petroleum Corp.	288	13,098
Apache Corp.	471	16,325
Cabot Oil & Gas Corp.	117	3,054
Carrizo Oil & Gas, Inc. (a) (b)	95	1,185
Chesapeake Energy Corp. (a) (b)	3,059	9,483
Chevron Corp.	2,249	277,032
Cimarex Energy Co.	45	3,146
CNX Resources Corp. (a)	405	4,362
Concho Resources, Inc.	93	10,319
ConocoPhillips	1,084	72,346
CONSOL Energy, Inc. (a)	87	2,977
Denbury Resources, Inc. (a) (b)	1,308	2,681
Devon Energy Corp.	586	18,494
EOG Resources, Inc.	212	20,178
EQT Corp. (b)	243	5,040
Equitrans Midstream Corp.	193	4,204
Exxon Mobil Corp.	5,428	438,583
Green Plains, Inc.	121	2,018
Gulfport Energy Corp. (a)	492	3,946
Hess Corp.	286	17,226
HollyFrontier Corp.	253	12,465
Kinder Morgan, Inc.	6,324	126,543
Marathon Oil Corp.	1,052	17,579
Marathon Petroleum Corp.	1,118	66,912
Murphy Oil Corp.	508	14,884
Noble Energy, Inc.	545	13,478
Occidental Petroleum Corp.	702	46,473
ONEOK, Inc.	149	10,406
Par Pacific Holdings, Inc. (a)	136	2,422
PBF Energy, Inc. Class A	374	11,646
PDC Energy, Inc. (a)	59	2,400
Phillips 66	1,372	130,573
Pioneer Natural Resources Co.	54	8,223
QEP Resources, Inc. (a)	819	6,380
Range Resources Corp. (b)	324	3,642
REX American Resources Corp. (a)	10	806
SM Energy Co.	322	5,632
Southwestern Energy Co. (a) (b)	1,831	8,587
Valero Energy Corp.	1,369	116,132
Williams Cos., Inc.	1,565	44,947
World Fuel Services Corp.	212	6,125
WPX Energy, Inc. (a)	264	3,461
		1,585,413
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	91	2,435
Clearwater Paper Corp. (a)	51	994
Domtar Corp.	197	9,781

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Louisiana-Pacific Corp.	109	$2,657
Neenah, Inc.	15	965
PH Glatfelter Co.	113	1,596
Schweitzer-Mauduit International, Inc.	43	1,665
		20,093
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,381	4,060
Coty, Inc. Class A	540	6,210
Edgewell Personal Care Co. (a)	62	2,721
Estee Lauder Cos., Inc. Class A	105	17,383
Inter Parfums, Inc.	16	1,214
Medifast, Inc. (b)	4	510
Nu Skin Enterprises, Inc. Class A	42	2,010
		34,108
PHARMACEUTICALS — 3.6%
Akorn, Inc. (a)	43	151
Allergan PLC	375	54,904
Bristol-Myers Squibb Co.	632	30,153
Catalent, Inc. (a)	53	2,151
Eli Lilly & Co.	461	59,819
Endo International PLC (a)	622	4,995
Johnson & Johnson	1,491	208,427
Lannett Co., Inc. (a) (b)	110	866
Mallinckrodt PLC (a) (b)	260	5,652
Medicines Co. (a) (b)	55	1,537
Merck & Co., Inc.	1,797	149,456
Mylan NV (a)	476	13,490
Nektar Therapeutics (a)	27	907
Perrigo Co. PLC	85	4,094
Pfizer, Inc.	4,385	186,231
Prestige Consumer Healthcare, Inc. (a) (b)	59	1,765
Zoetis, Inc.	77	7,752
		732,350
PROFESSIONAL SERVICES — 0.3%
ASGN, Inc. (a)	33	2,095
Equifax, Inc.	44	5,214
Exponent, Inc.	14	808
Forrester Research, Inc.	9	435
FTI Consulting, Inc. (a)	43	3,303
Heidrick & Struggles International, Inc.	21	805
IHS Markit, Ltd. (a)	166	9,027
Insperity, Inc.	20	2,473
Kelly Services, Inc. Class A	97	2,140
Korn/Ferry International	34	1,523
ManpowerGroup, Inc.	98	8,104
Navigant Consulting, Inc.	70	1,363
Nielsen Holdings PLC	420	9,941
Resources Connection, Inc.	37	612
Robert Half International, Inc.	80	5,213
TrueBlue, Inc. (a)	63	1,489
Verisk Analytics, Inc.	59	7,847
WageWorks, Inc. (a)	43	1,624
		64,016
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	239	$11,818
HFF, Inc. Class A	27	1,289
Jones Lang LaSalle, Inc.	42	6,476
		19,583
ROAD & RAIL — 1.0%
ArcBest Corp.	77	2,371
Avis Budget Group, Inc. (a) (b)	208	7,251
CSX Corp.	427	31,948
Genesee & Wyoming, Inc. Class A (a)	68	5,926
Heartland Express, Inc.	60	1,157
JB Hunt Transport Services, Inc.	58	5,875
Kansas City Southern	54	6,263
Knight-Swift Transportation Holdings, Inc.	75	2,451
Landstar System, Inc.	15	1,641
Norfolk Southern Corp.	259	48,404
Old Dominion Freight Line, Inc.	24	3,465
Ryder System, Inc.	166	10,290
Saia, Inc. (a)	19	1,161
Union Pacific Corp.	402	67,214
Werner Enterprises, Inc.	72	2,459
		197,876
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Energy Industries, Inc. (a)	52	2,583
Advanced Micro Devices, Inc. (a) (b)	260	6,635
Analog Devices, Inc.	136	14,317
Applied Materials, Inc.	360	14,278
Broadcom, Inc.	157	47,211
Brooks Automation, Inc.	26	763
Cabot Microelectronics Corp.	9	1,008
CEVA, Inc. (a)	17	458
Cirrus Logic, Inc. (a)	67	2,819
Cohu, Inc.	35	516
Cree, Inc. (a) (b)	66	3,776
Cypress Semiconductor Corp.	243	3,626
Diodes, Inc. (a)	43	1,492
DSP Group, Inc. (a)	47	661
First Solar, Inc. (a)	89	4,703
Integrated Device Technology, Inc. (a)	47	2,302
Intel Corp.	3,061	164,376
KLA-Tencor Corp.	59	7,045
Kopin Corp. (a) (b)	85	114
Kulicke & Soffa Industries, Inc.	69	1,526
Lam Research Corp.	57	10,204
Microchip Technology, Inc. (b)	73	6,056
Micron Technology, Inc. (a)	1,044	43,148
MKS Instruments, Inc.	38	3,536
Monolithic Power Systems, Inc.	6	813
Nanometrics, Inc. (a)	21	648
NVIDIA Corp.	97	17,417
Photronics, Inc. (a)	259	2,447
Power Integrations, Inc.	22	1,539
Qorvo, Inc. (a)	82	5,882

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc. (b)	1,161	$66,212
Rudolph Technologies, Inc. (a)	42	958
Semtech Corp. (a)	24	1,222
Silicon Laboratories, Inc. (a)	24	1,941
Skyworks Solutions, Inc.	84	6,928
Synaptics, Inc. (a) (b)	39	1,550
Teradyne, Inc.	97	3,864
Texas Instruments, Inc.	351	37,231
Veeco Instruments, Inc. (a)	101	1,095
Versum Materials, Inc.	30	1,509
Xilinx, Inc.	92	11,665
Xperi Corp.	85	1,989
		508,063
SOFTWARE — 2.7%
ACI Worldwide, Inc. (a)	62	2,038
Adobe, Inc. (a)	129	34,377
Agilysys, Inc. (a)	22	466
ANSYS, Inc. (a)	25	4,568
Autodesk, Inc. (a)	34	5,298
Blackbaud, Inc.	15	1,196
Bottomline Technologies DE, Inc. (a)	14	701
Cadence Design Systems, Inc. (a)	105	6,668
CDK Global, Inc.	44	2,588
Citrix Systems, Inc.	60	5,980
CommVault Systems, Inc. (a)	18	1,165
Ebix, Inc. (b)	14	691
Fair Isaac Corp. (a)	5	1,358
Fortinet, Inc. (a)	43	3,611
Intuit, Inc.	39	10,195
j2 Global, Inc. (b)	33	2,858
LivePerson, Inc. (a)	15	435
LogMeIn, Inc.	10	801
Manhattan Associates, Inc. (a)	24	1,323
Microsoft Corp.	2,420	285,415
MicroStrategy, Inc. Class A (a)	7	1,010
Monotype Imaging Holdings, Inc.	39	776
OneSpan, Inc. (a)	59	1,134
Oracle Corp.	2,013	108,118
Progress Software Corp.	14	621
PTC, Inc. (a)	28	2,581
Red Hat, Inc. (a)	46	8,404
salesforce.com, Inc. (a)	129	20,430
Symantec Corp.	397	9,127
Synopsys, Inc. (a)	54	6,218
Teradata Corp. (a)	81	3,536
TiVo Corp.	111	1,034
Tyler Technologies, Inc. (a)	10	2,044
Ultimate Software Group, Inc. (a)	6	1,981
		538,746
SPECIALTY RETAIL — 2.5%
Aaron's, Inc.	73	3,840
Abercrombie & Fitch Co. Class A	172	4,714
Advance Auto Parts, Inc.	69	11,767
American Eagle Outfitters, Inc.	192	4,257
Asbury Automotive Group, Inc. (a)	64	4,439
Security Description	Shares	Value
Ascena Retail Group, Inc. (a) (b)	539	$582
AutoNation, Inc. (a)	224	8,001
AutoZone, Inc. (a)	20	20,482
Barnes & Noble Education, Inc. (a)	110	462
Barnes & Noble, Inc. (b)	181	983
Bed Bath & Beyond, Inc. (b)	438	7,442
Best Buy Co., Inc.	379	26,932
Buckle, Inc.	59	1,104
Caleres, Inc.	67	1,654
CarMax, Inc. (a) (b)	159	11,098
Cato Corp. Class A	52	779
Chico's FAS, Inc. (b)	224	956
Children's Place, Inc. (b)	12	1,167
Designer Brands, Inc.	213	4,733
Dick's Sporting Goods, Inc.	239	8,798
Express, Inc. (a)	232	993
Five Below, Inc. (a)	22	2,733
Foot Locker, Inc.	183	11,090
GameStop Corp. Class A	318	3,231
Gap, Inc.	747	19,556
Genesco, Inc. (a)	62	2,824
Group 1 Automotive, Inc.	59	3,817
Guess?, Inc.	177	3,469
Haverty Furniture Cos., Inc.	59	1,291
Hibbett Sports, Inc. (a)	25	570
Home Depot, Inc.	548	105,156
Kirkland's, Inc. (a)	34	239
L Brands, Inc.	739	20,382
Lithia Motors, Inc. Class A (b)	83	7,698
Lowe's Cos., Inc.	561	61,413
MarineMax, Inc. (a)	42	805
Michaels Cos., Inc. (a) (b)	367	4,191
Monro, Inc. (b)	18	1,557
Murphy USA, Inc. (a)	93	7,963
Office Depot, Inc.	1,731	6,284
O'Reilly Automotive, Inc. (a)	39	15,144
Rent-A-Center, Inc. (a)	179	3,736
RH (a) (b)	20	2,059
Ross Stores, Inc.	138	12,848
Sally Beauty Holdings, Inc. (a) (b)	188	3,461
Signet Jewelers, Ltd.	162	4,400
Sleep Number Corp. (a)	31	1,457
Sonic Automotive, Inc. Class A (b)	82	1,214
Tailored Brands, Inc. (b)	156	1,223
Tiffany & Co. (b)	71	7,494
TJX Cos., Inc.	613	32,618
Tractor Supply Co.	93	9,092
Ulta Salon Cosmetics & Fragrance, Inc. (a)	30	10,462
Urban Outfitters, Inc. (a)	86	2,549
Vitamin Shoppe, Inc. (a)	34	239
Williams-Sonoma, Inc. (b)	125	7,034
Zumiez, Inc. (a)	25	622
		505,104
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	2,283	433,656

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Diebold Nixdorf, Inc.	286	$3,166
Electronics For Imaging, Inc. (a)	77	2,071
Hewlett Packard Enterprise Co.	2,299	35,473
HP, Inc.	2,583	50,188
NCR Corp. (a) (b)	193	5,267
NetApp, Inc.	95	6,587
Seagate Technology PLC	313	14,990
Western Digital Corp.	300	14,418
Xerox Corp.	693	22,162
		587,978
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings, Ltd. (a)	138	6,314
Carter's, Inc.	48	4,838
Crocs, Inc. (a)	36	927
Deckers Outdoor Corp. (a)	23	3,381
Fossil Group, Inc. (a) (b)	142	1,948
G-III Apparel Group, Ltd. (a)	51	2,038
Hanesbrands, Inc. (b)	339	6,061
Movado Group, Inc.	21	764
NIKE, Inc. Class B	489	41,179
Oxford Industries, Inc.	16	1,204
PVH Corp.	51	6,219
Ralph Lauren Corp.	86	11,153
Skechers U.S.A., Inc. Class A (a)	99	3,327
Steven Madden, Ltd.	61	2,064
Tapestry, Inc.	154	5,003
Under Armour, Inc. Class A (a)	69	1,459
Under Armour, Inc. Class C (a) (b)	69	1,302
Unifi, Inc. (a)	21	406
VF Corp.	212	18,425
Wolverine World Wide, Inc.	72	2,573
		120,585
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a) (b)	44	1,274
Dime Community Bancshares, Inc.	69	1,292
New York Community Bancorp, Inc. (b)	931	10,772
Northwest Bancshares, Inc.	112	1,901
Oritani Financial Corp.	52	865
Provident Financial Services, Inc.	110	2,848
TrustCo Bank Corp. NY	194	1,505
Walker & Dunlop, Inc.	57	2,902
Washington Federal, Inc.	115	3,322
		26,681
TOBACCO — 0.8%
Altria Group, Inc.	1,301	74,717
Philip Morris International, Inc.	849	75,043
Universal Corp.	78	4,495
		154,255
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	30	1,784
DXP Enterprises, Inc. (a)	35	1,362
Fastenal Co. (b)	105	6,753
Security Description	Shares	Value
GATX Corp. (b)	59	$4,506
Kaman Corp.	27	1,578
MSC Industrial Direct Co., Inc. Class A	42	3,474
NOW, Inc. (a)	339	4,732
United Rentals, Inc. (a)	77	8,797
Veritiv Corp. (a)	18	474
W.W. Grainger, Inc.	30	9,028
Watsco, Inc.	23	3,294
		45,782
WATER UTILITIES — 0.1%
American States Water Co.	29	2,068
American Water Works Co., Inc.	94	9,800
Aqua America, Inc.	87	3,170
California Water Service Group	46	2,497
		17,535
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	56	763
Telephone & Data Systems, Inc.	288	8,850
		9,613
TOTAL COMMON STOCKS (Cost $21,458,608)		20,267,267
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e) (Cost $28)	65	34
TOTAL RIGHTS (Cost $28)		34
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	25,103	25,103
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	44,810	44,810
TOTAL SHORT-TERM INVESTMENTS (Cost $69,913)		69,913
TOTAL INVESTMENTS — 100.1% (Cost $21,528,549)		20,337,214
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(24,427)
NET ASSETS — 100.0%		$20,312,787

See accompanying notes to schedules of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $34, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,267,267	$—	$—	$20,267,267
Rights	—	34	—	34
Short-Term Investments	69,913	—	—	69,913
TOTAL INVESTMENTS	$20,337,180	$34	$—	$20,337,214
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	190	$17,687	$13,851	$7,235	$(1,009)	$(6,578)	254	$16,716	$418	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,982	3,982	931,596	910,475	—	—	25,103	25,103	350	—
State Street Navigator Securities Lending Government Money Market Portfolio	56,359	56,359	596,822	608,371	—	—	44,810	44,810	831	—
Total		$78,028	$1,542,269	$1,526,081	$(1,009)	$(6,578)		$86,629	$1,599	$—
See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.5%
AEROSPACE & DEFENSE — 1.1%
Curtiss-Wright Corp.	80,268	$9,097,575
Teledyne Technologies, Inc. (a)	33,292	7,890,537
		16,988,112
AIR FREIGHT & LOGISTICS — 0.3%
XPO Logistics, Inc. (a)	86,000	4,621,640
AUTO COMPONENTS — 0.5%
Gentex Corp.	354,855	7,338,401
BANKS — 3.0%
BancorpSouth Bank	81,829	2,309,214
Bank of Hawaii Corp.	36,553	2,882,935
Commerce Bancshares, Inc.	118,482	6,879,065
East West Bancorp, Inc.	135,880	6,518,164
First Financial Bankshares, Inc. (b)	128,918	7,448,882
FNB Corp.	278,275	2,949,715
Home BancShares, Inc.	132,161	2,322,069
Signature Bank	61,983	7,938,163
Sterling Bancorp	204,303	3,806,165
UMB Financial Corp.	82,806	5,302,896
		48,357,268
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	16,344	4,817,067
BIOTECHNOLOGY — 0.7%
Exelixis, Inc. (a)	286,945	6,829,291
Ligand Pharmaceuticals, Inc. (a) (b)	38,344	4,820,224
		11,649,515
BUILDING PRODUCTS — 1.4%
Lennox International, Inc.	67,759	17,915,480
Trex Co., Inc. (a)	71,400	4,392,528
		22,308,008
CAPITAL MARKETS — 3.6%
Eaton Vance Corp.	131,756	5,311,084
Evercore, Inc. Class A	35,526	3,232,866
FactSet Research Systems, Inc.	71,902	17,851,110
Federated Investors, Inc. Class B	85,480	2,505,419
Interactive Brokers Group, Inc. Class A	95,734	4,966,680
MarketAxess Holdings, Inc.	71,177	17,515,236
SEI Investments Co.	133,171	6,958,185
		58,340,580
CHEMICALS — 2.9%
Cabot Corp.	62,668	2,608,869
Chemours Co.	313,196	11,638,363
Ingevity Corp. (a)	44,460	4,695,421
NewMarket Corp.	11,011	4,773,929
RPM International, Inc.	246,835	14,326,304
Scotts Miracle-Gro Co. (b)	46,910	3,686,188
Sensient Technologies Corp.	37,004	2,508,501
Valvoline, Inc.	147,322	2,734,296
		46,971,871
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Brink's Co.	50,516	$3,809,412
Clean Harbors, Inc. (a)	55,082	3,940,015
Healthcare Services Group, Inc. (b)	75,733	2,498,432
MSA Safety, Inc.	65,743	6,797,826
		17,045,685
COMMUNICATIONS EQUIPMENT — 1.4%
Ciena Corp. (a)	272,719	10,183,327
InterDigital, Inc.	36,116	2,382,934
Lumentum Holdings, Inc. (a) (b)	74,166	4,193,346
Plantronics, Inc.	35,673	1,644,882
ViaSat, Inc. (a) (b)	53,266	4,128,115
		22,532,604
CONSTRUCTION & ENGINEERING — 0.1%
KBR, Inc.	123,455	2,356,756
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	44,346	3,738,368
CONSUMER FINANCE — 0.8%
Green Dot Corp. Class A (a)	90,891	5,512,539
SLM Corp.	819,009	8,116,379
		13,628,918
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	64,851	6,899,498
Bemis Co., Inc.	85,493	4,743,151
Greif, Inc. Class A	21,811	899,704
		12,542,353
DISTRIBUTORS — 0.8%
Pool Corp.	73,856	12,184,024
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	108,297	5,016,317
Service Corp. International	342,987	13,770,928
Sotheby's (a) (b)	29,243	1,103,923
Weight Watchers International, Inc. (a)	72,289	1,456,624
		21,347,792
ELECTRIC UTILITIES — 1.1%
Hawaiian Electric Industries, Inc.	99,480	4,055,800
IDACORP, Inc.	54,145	5,389,593
OGE Energy Corp.	209,718	9,043,040
		18,488,433
ELECTRICAL EQUIPMENT — 0.9%
EnerSys	54,081	3,523,918
Hubbell, Inc.	62,433	7,365,845
Regal Beloit Corp.	41,839	3,425,359
		14,315,122
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Cognex Corp.	156,971	7,983,545
Littelfuse, Inc.	46,281	8,445,357

See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
National Instruments Corp.	210,750	$9,348,870
Trimble, Inc. (a)	475,000	19,190,000
Zebra Technologies Corp. Class A (a)	101,661	21,301,029
		66,268,801
ENERGY EQUIPMENT & SERVICES — 0.8%
Apergy Corp. (a)	73,494	3,017,664
Core Laboratories NV	46,215	3,185,600
Ensco PLC Class A (b)	815,134	3,203,477
Transocean, Ltd. (a) (b)	434,071	3,780,758
		13,187,499
ENTERTAINMENT — 1.7%
Cinemark Holdings, Inc.	89,216	3,567,748
Live Nation Entertainment, Inc. (a) (b)	261,346	16,605,925
World Wrestling Entertainment, Inc. Class A (b)	81,962	7,112,662
		27,286,335
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.0%
American Campus Communities, Inc. REIT	256,952	12,225,776
Brixmor Property Group, Inc. REIT	279,557	5,135,462
Camden Property Trust REIT	106,914	10,851,771
CoreCivic, Inc. REIT	106,226	2,066,096
CoreSite Realty Corp. REIT	41,115	4,400,127
Cousins Properties, Inc. REIT	384,192	3,711,295
CyrusOne, Inc. REIT	202,990	10,644,796
Douglas Emmett, Inc. REIT	157,674	6,373,183
EPR Properties REIT	92,700	7,128,630
First Industrial Realty Trust, Inc. REIT	154,301	5,456,083
GEO Group, Inc. REIT	95,439	1,832,429
Healthcare Realty Trust, Inc. REIT	141,509	4,543,854
Highwoods Properties, Inc. REIT	93,202	4,359,990
JBG SMITH Properties REIT	145,060	5,998,231
Lamar Advertising Co. Class A REIT	94,179	7,464,627
Liberty Property Trust REIT	152,569	7,387,391
Life Storage, Inc. REIT	87,421	8,503,441
Mack-Cali Realty Corp. REIT	109,517	2,431,277
Medical Properties Trust, Inc. REIT	714,545	13,226,228
National Retail Properties, Inc. REIT	305,404	16,916,328
Omega Healthcare Investors, Inc. REIT (b)	382,959	14,609,886
Pebblebrook Hotel Trust REIT	115,031	3,572,863
Rayonier, Inc. REIT	142,443	4,489,803
Tanger Factory Outlet Centers, Inc. REIT (b)	73,991	1,552,331
Taubman Centers, Inc. REIT	67,189	3,552,954
Uniti Group, Inc. REIT (b)	335,549	3,754,793
Urban Edge Properties REIT	106,613	2,025,647
Weingarten Realty Investors REIT	131,346	3,857,632
		178,072,924
FOOD PRODUCTS — 1.5%
Flowers Foods, Inc.	173,636	3,701,920
Security Description	Shares	Value
Lancaster Colony Corp.	36,571	$5,730,310
Post Holdings, Inc. (a)	125,831	13,765,911
Tootsie Roll Industries, Inc.	35,555	1,324,083
		24,522,224
GAS UTILITIES — 2.2%
National Fuel Gas Co.	161,767	9,861,316
ONE Gas, Inc.	50,985	4,539,195
Spire, Inc.	42,156	3,469,017
UGI Corp.	328,408	18,200,371
		36,069,899
HEALTH CARE EQUIPMENT & SUPPLIES — 7.1%
Avanos Medical, Inc. (a)	88,434	3,774,363
Cantel Medical Corp.	31,820	2,128,440
Globus Medical, Inc. Class A (a)	142,751	7,053,327
Haemonetics Corp. (a)	95,610	8,363,963
Hill-Rom Holdings, Inc.	126,146	13,353,815
ICU Medical, Inc. (a)	31,118	7,447,471
Inogen, Inc. (a) (b)	18,481	1,762,533
Integra LifeSciences Holdings Corp. (a)	132,673	7,392,539
LivaNova PLC (a)	91,519	8,900,223
Masimo Corp. (a)	91,721	12,683,180
NuVasive, Inc. (a)	96,782	5,496,250
STERIS PLC	159,726	20,449,720
West Pharmaceutical Services, Inc.	140,270	15,457,754
		114,263,578
HEALTH CARE PROVIDERS & SERVICES — 3.5%
Amedisys, Inc. (a)	54,542	6,722,847
Chemed Corp.	29,954	9,587,377
Covetrus, Inc. (a) (b)	81,128	2,583,927
Encompass Health Corp.	185,094	10,809,489
HealthEquity, Inc. (a)	101,759	7,528,131
Molina Healthcare, Inc. (a)	118,088	16,763,772
Tenet Healthcare Corp. (a)	69,502	2,004,438
		55,999,981
HEALTH CARE TECHNOLOGY — 0.3%
Medidata Solutions, Inc. (a)	70,446	5,159,465
HOTELS, RESTAURANTS & LEISURE — 5.3%
Brinker International, Inc.	70,321	3,120,846
Cheesecake Factory, Inc. (b)	38,881	1,902,059
Churchill Downs, Inc.	66,444	5,997,235
Cracker Barrel Old Country Store, Inc.	25,413	4,106,995
Domino's Pizza, Inc.	77,519	20,007,654
Dunkin' Brands Group, Inc.	91,449	6,867,820
Eldorado Resorts, Inc. (a) (b)	121,969	5,694,733
International Speedway Corp. Class A	21,564	940,837
Jack in the Box, Inc.	30,282	2,454,659
Papa John's International, Inc. (b)	21,311	1,128,417
Penn National Gaming, Inc. (a)	116,685	2,345,369

See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Scientific Games Corp. Class A (a) (b)	102,589	$2,094,867
Six Flags Entertainment Corp.	62,946	3,106,385
Texas Roadhouse, Inc.	82,821	5,150,638
Wendy's Co.	340,984	6,100,204
Wyndham Destinations, Inc.	117,487	4,757,049
Wyndham Hotels & Resorts, Inc.	183,562	9,176,264
		84,952,031
HOUSEHOLD DURABLES — 1.2%
Helen of Troy, Ltd. (a)	47,964	5,561,906
NVR, Inc. (a)	3,822	10,575,474
Tempur Sealy International, Inc. (a)	47,848	2,759,394
Tupperware Brands Corp.	30,819	788,350
		19,685,124
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	61,332	2,755,647
INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	68,744	8,429,389
INSURANCE — 2.0%
Brown & Brown, Inc.	435,294	12,845,526
Genworth Financial, Inc. Class A (a)	420,260	1,609,596
Hanover Insurance Group, Inc.	32,759	3,740,095
Kemper Corp.	48,759	3,712,510
Mercury General Corp.	23,241	1,163,677
Primerica, Inc.	79,798	9,747,326
		32,818,730
INTERACTIVE MEDIA & SERVICES — 0.4%
Cars.com, Inc. (a) (b)	57,505	1,311,114
Yelp, Inc. (a) (b)	144,298	4,978,281
		6,289,395
IT SERVICES — 4.0%
CoreLogic, Inc. (a)	150,189	5,596,042
Leidos Holdings, Inc.	276,118	17,696,403
LiveRamp Holdings, Inc. (a) (b)	127,951	6,982,286
MAXIMUS, Inc.	119,649	8,492,686
Sabre Corp.	516,381	11,045,389
WEX, Inc. (a)	81,492	15,645,649
		65,458,455
LIFE SCIENCES TOOLS & SERVICES — 3.0%
Bio-Rad Laboratories, Inc. Class A (a)	38,107	11,648,548
Bio-Techne Corp.	70,825	14,062,304
Charles River Laboratories International, Inc. (a)	50,658	7,358,075
PRA Health Sciences, Inc. (a)	111,667	12,315,753
Syneos Health, Inc. (a)	65,832	3,407,464
		48,792,144
MACHINERY — 5.4%
Crane Co.	57,295	4,848,303
Donaldson Co., Inc.	158,008	7,909,880
Graco, Inc.	182,853	9,054,881
Security Description	Shares	Value
IDEX Corp.	143,069	$21,709,290
ITT, Inc.	163,856	9,503,648
Kennametal, Inc.	154,198	5,666,776
Lincoln Electric Holdings, Inc.	62,811	5,267,959
Nordson Corp.	41,611	5,514,290
Toro Co.	122,957	8,464,360
Woodward, Inc.	104,771	9,941,720
		87,881,107
MARINE — 0.2%
Kirby Corp. (a)	45,175	3,393,094
MEDIA — 1.2%
AMC Networks, Inc. Class A (a) (b)	41,195	2,338,228
Cable One, Inc.	5,766	5,658,637
John Wiley & Sons, Inc. Class A	54,037	2,389,516
New York Times Co. Class A (b)	266,254	8,746,444
		19,132,825
METALS & MINING — 0.8%
Allegheny Technologies, Inc. (a) (b)	235,626	6,024,957
Royal Gold, Inc. (b)	78,639	7,150,644
		13,175,601
MULTI-UTILITIES — 0.7%
Black Hills Corp.	101,242	7,498,995
NorthWestern Corp.	54,448	3,833,684
		11,332,679
MULTILINE RETAIL — 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	96,710	8,252,264
OIL, GAS & CONSUMABLE FUELS — 2.4%
Callon Petroleum Co. (a) (b)	424,455	3,204,635
Chesapeake Energy Corp. (a) (b)	963,676	2,987,396
CNX Resources Corp. (a)	380,577	4,098,814
Equitrans Midstream Corp.	381,344	8,305,672
Matador Resources Co. (a) (b)	123,627	2,389,710
Murphy Oil Corp.	304,979	8,935,885
PBF Energy, Inc. Class A	102,850	3,202,749
QEP Resources, Inc. (a)	441,569	3,439,823
Southwestern Energy Co. (a) (b)	471,529	2,211,471
		38,776,155
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	110,256	2,688,041
PERSONAL PRODUCTS — 0.1%
Edgewell Personal Care Co. (a)	49,384	2,167,464
PHARMACEUTICALS — 0.6%
Catalent, Inc. (a)	155,626	6,316,859
Mallinckrodt PLC (a) (b)	155,373	3,377,809
		9,694,668
PROFESSIONAL SERVICES — 0.9%
ASGN, Inc. (a)	98,707	6,266,907
Insperity, Inc.	69,818	8,633,694
		14,900,601

See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ROAD & RAIL — 1.3%
Genesee & Wyoming, Inc. Class A (a)	53,833	$4,691,008
Landstar System, Inc.	49,061	5,366,783
Old Dominion Freight Line, Inc.	81,508	11,768,940
		21,826,731
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.6%
Cree, Inc. (a) (b)	193,585	11,076,934
Cypress Semiconductor Corp.	682,205	10,178,499
Integrated Device Technology, Inc. (a)	241,965	11,853,865
Monolithic Power Systems, Inc.	74,073	10,036,151
Silicon Laboratories, Inc. (a)	80,834	6,536,237
Synaptics, Inc. (a) (b)	36,134	1,436,326
Teradyne, Inc.	201,828	8,040,827
Universal Display Corp. (b)	52,441	8,015,607
Versum Materials, Inc.	141,145	7,101,005
		74,275,451
SOFTWARE — 6.9%
ACI Worldwide, Inc. (a)	217,735	7,156,949
Blackbaud, Inc.	56,146	4,476,521
CDK Global, Inc.	95,847	5,637,721
CommVault Systems, Inc. (a)	73,755	4,774,899
Fair Isaac Corp. (a)	54,984	14,935,304
j2 Global, Inc. (b)	86,811	7,517,833
Manhattan Associates, Inc. (a)	85,883	4,733,012
PTC, Inc. (a)	201,720	18,594,550
Teradata Corp. (a)	219,962	9,601,341
Tyler Technologies, Inc. (a)	72,401	14,798,764
Ultimate Software Group, Inc. (a)	59,827	19,750,687
		111,977,581
SPECIALTY RETAIL — 1.7%
Aaron's, Inc.	67,460	3,548,396
Five Below, Inc. (a)	104,565	12,992,201
Sally Beauty Holdings, Inc. (a) (b)	141,123	2,598,075
Urban Outfitters, Inc. (a)	141,277	4,187,450
Williams-Sonoma, Inc. (b)	79,808	4,490,796
		27,816,918
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	43,621	4,396,560
Security Description	Shares	Value
Deckers Outdoor Corp. (a)	54,628	$8,029,770
		12,426,330
THRIFTS & MORTGAGE FINANCE — 0.3%
LendingTree, Inc. (a) (b)	13,919	4,893,364
TRADING COMPANIES & DISTRIBUTORS — 0.5%
GATX Corp. (b)	30,463	2,326,459
MSC Industrial Direct Co., Inc. Class A	44,842	3,708,882
NOW, Inc. (a)	90,967	1,269,899
		7,305,240
WATER UTILITIES — 0.3%
Aqua America, Inc.	153,648	5,598,933
TOTAL COMMON STOCKS (Cost $1,475,759,999)		1,627,099,185
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	1,957,670	1,957,670
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	8,931,268	8,931,268
TOTAL SHORT-TERM INVESTMENTS (Cost $10,888,938)		10,888,938
TOTAL INVESTMENTS — 101.2% (Cost $1,486,648,937)		1,637,988,123
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(19,879,437)
NET ASSETS — 100.0%		$1,618,108,686
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,627,099,185	$—	$—	$1,627,099,185
Short-Term Investments	10,888,938	—	—	10,888,938
TOTAL INVESTMENTS	$1,637,988,123	$—	$—	$1,637,988,123
See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,261,629	$8,261,629	$46,876,263	$53,180,222	$—	$—	1,957,670	$1,957,670	$25,454	$—
State Street Navigator Securities Lending Government Money Market Portfolio	11,920,453	11,920,453	105,641,811	108,630,996	—	—	8,931,268	8,931,268	52,235	—
Total		$20,182,082	$152,518,074	$161,811,218	$—	$—		$10,888,938	$77,689	$—
See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Teledyne Technologies, Inc. (a)	32,850	$7,785,778
AIR FREIGHT & LOGISTICS — 0.4%
XPO Logistics, Inc. (a)	111,060	5,968,364
AIRLINES — 0.6%
JetBlue Airways Corp. (a)	537,330	8,790,719
AUTO COMPONENTS — 1.6%
Adient PLC	154,207	1,998,523
Dana, Inc.	251,370	4,459,304
Delphi Technologies PLC	157,204	3,027,749
Gentex Corp.	124,336	2,571,268
Goodyear Tire & Rubber Co.	409,409	7,430,773
Visteon Corp. (a) (b)	49,433	3,329,313
		22,816,930
AUTOMOBILES — 0.4%
Thor Industries, Inc.	91,722	5,720,701
BANKS — 11.5%
Associated Banc-Corp.	288,095	6,150,828
BancorpSouth Bank	83,827	2,365,598
Bank of Hawaii Corp.	38,756	3,056,686
Bank OZK	211,840	6,139,123
Cathay General Bancorp	134,110	4,547,670
Chemical Financial Corp.	125,750	5,175,870
Commerce Bancshares, Inc.	62,261	3,614,874
Cullen/Frost Bankers, Inc.	110,079	10,685,368
East West Bancorp, Inc.	127,071	6,095,596
First Horizon National Corp.	557,849	7,798,729
FNB Corp.	307,150	3,255,790
Fulton Financial Corp.	297,818	4,610,223
Hancock Whitney Corp.	150,175	6,067,070
Home BancShares, Inc.	151,650	2,664,490
International Bancshares Corp.	95,436	3,629,431
PacWest Bancorp	211,764	7,964,444
Pinnacle Financial Partners, Inc.	127,728	6,986,722
Prosperity Bancshares, Inc. (b)	116,301	8,031,747
Signature Bank	38,617	4,945,679
Sterling Bancorp	186,415	3,472,911
Synovus Financial Corp.	282,449	9,704,948
TCF Financial Corp.	287,472	5,947,796
Texas Capital Bancshares, Inc. (a)	88,045	4,806,377
Trustmark Corp.	114,310	3,844,245
Umpqua Holdings Corp.	386,293	6,373,834
United Bankshares, Inc.	178,996	6,486,815
Valley National Bancorp	581,958	5,575,158
Webster Financial Corp.	161,772	8,196,987
Wintrust Financial Corp.	99,088	6,671,595
		164,866,604
BIOTECHNOLOGY — 1.1%
Exelixis, Inc. (a)	257,745	6,134,331
United Therapeutics Corp. (a)	77,585	9,106,151
		15,240,482
Security Description	Shares	Value
BUILDING PRODUCTS — 0.4%
Resideo Technologies, Inc. (a)	216,220	$4,170,884
Trex Co., Inc. (a)	36,300	2,233,176
		6,404,060
CAPITAL MARKETS — 2.4%
Eaton Vance Corp.	79,762	3,215,206
Evercore, Inc. Class A	39,734	3,615,794
Federated Investors, Inc. Class B	88,436	2,592,059
Interactive Brokers Group, Inc. Class A	42,691	2,214,809
Janus Henderson Group PLC	289,240	7,225,215
Legg Mason, Inc.	150,035	4,106,458
SEI Investments Co.	101,844	5,321,349
Stifel Financial Corp.	125,948	6,645,017
		34,935,907
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	110,071	8,599,847
Cabot Corp.	46,533	1,937,169
Ingevity Corp. (a)	31,423	3,318,583
Minerals Technologies, Inc.	61,804	3,633,457
NewMarket Corp.	5,243	2,273,155
Olin Corp.	289,022	6,687,969
PolyOne Corp.	136,268	3,994,015
Scotts Miracle-Gro Co. (b)	25,109	1,973,065
Sensient Technologies Corp.	39,789	2,697,297
Valvoline, Inc.	191,321	3,550,918
		38,665,475
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Brink's Co.	40,922	3,085,928
Clean Harbors, Inc. (a)	37,924	2,712,704
Deluxe Corp.	76,605	3,349,171
Healthcare Services Group, Inc.	59,311	1,956,670
Herman Miller, Inc.	103,221	3,631,315
HNI Corp.	77,296	2,805,072
Pitney Bowes, Inc.	334,298	2,296,627
Stericycle, Inc. (a) (b)	149,501	8,135,844
		27,973,331
COMMUNICATIONS EQUIPMENT — 1.6%
ARRIS International PLC (a)	290,707	9,189,248
InterDigital, Inc.	23,834	1,572,568
Lumentum Holdings, Inc. (a) (b)	62,932	3,558,175
NetScout Systems, Inc. (a)	122,804	3,447,108
Plantronics, Inc.	24,402	1,125,176
ViaSat, Inc. (a) (b)	50,005	3,875,388
		22,767,663
CONSTRUCTION & ENGINEERING — 2.4%
AECOM (a)	273,605	8,117,860
Dycom Industries, Inc. (a)	55,832	2,564,922
EMCOR Group, Inc.	98,093	7,168,637
Granite Construction, Inc.	81,767	3,528,246
KBR, Inc.	132,711	2,533,453
MasTec, Inc. (a) (b)	107,897	5,189,846

See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Valmont Industries, Inc.	38,720	$5,037,472
		34,140,436
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	39,910	3,364,413
CONSUMER FINANCE — 0.3%
Navient Corp.	381,485	4,413,781
CONTAINERS & PACKAGING — 2.2%
AptarGroup, Inc.	49,652	5,282,476
Bemis Co., Inc.	81,475	4,520,233
Greif, Inc. Class A	25,415	1,048,369
Owens-Illinois, Inc.	269,349	5,112,244
Silgan Holdings, Inc.	135,472	4,014,036
Sonoco Products Co.	177,206	10,903,485
		30,880,843
DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	7,681	5,247,506
Sotheby's (a) (b)	30,994	1,170,023
		6,417,529
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	90,241	7,420,517
Hawaiian Electric Industries, Inc.	97,395	3,970,794
IDACORP, Inc.	38,020	3,784,511
OGE Energy Corp.	154,130	6,646,086
PNM Resources, Inc.	139,615	6,609,374
		28,431,282
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	69,903	8,389,059
EnerSys	24,785	1,614,990
Hubbell, Inc.	37,331	4,404,311
nVent Electric PLC	282,666	7,626,329
Regal Beloit Corp.	36,502	2,988,419
		25,023,108
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Arrow Electronics, Inc. (a)	150,527	11,599,611
Avnet, Inc.	190,032	8,241,688
Belden, Inc. (b)	69,094	3,710,348
Cognex Corp.	152,739	7,768,305
Coherent, Inc. (a)	42,679	6,048,468
Jabil, Inc.	246,876	6,564,433
SYNNEX Corp.	72,665	6,931,514
Tech Data Corp. (a)	65,430	6,700,686
Vishay Intertechnology, Inc.	232,183	4,288,420
		61,853,473
ENERGY EQUIPMENT & SERVICES — 1.5%
Apergy Corp. (a)	67,240	2,760,874
Core Laboratories NV	34,639	2,387,666
McDermott International, Inc. (a) (b)	316,851	2,357,371
Oceaneering International, Inc. (a)	175,557	2,768,534
Patterson-UTI Energy, Inc.	374,536	5,250,995
Rowan Cos. PLC Class A (a) (b)	226,102	2,439,641
Security Description	Shares	Value
Transocean, Ltd. (a)	479,245	$4,174,224
		22,139,305
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc.	102,668	4,105,693
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.2%
Alexander & Baldwin, Inc.	120,343	3,061,526
Brixmor Property Group, Inc. REIT	266,984	4,904,496
Camden Property Trust REIT	69,436	7,047,754
CoreCivic, Inc. REIT	109,625	2,132,206
CoreSite Realty Corp. REIT	26,072	2,790,225
Corporate Office Properties Trust REIT	197,045	5,379,328
Cousins Properties, Inc. REIT	375,827	3,630,489
Douglas Emmett, Inc. REIT	136,176	5,504,234
EPR Properties REIT	45,073	3,466,114
First Industrial Realty Trust, Inc. REIT	78,763	2,785,060
GEO Group, Inc. REIT	124,389	2,388,269
Healthcare Realty Trust, Inc. REIT	91,233	2,929,492
Highwoods Properties, Inc. REIT	94,011	4,397,835
Hospitality Properties Trust REIT	288,225	7,583,200
JBG SMITH Properties REIT	58,212	2,407,066
Kilroy Realty Corp. REIT	178,807	13,582,180
Lamar Advertising Co. Class A REIT	61,219	4,852,218
Liberty Property Trust REIT	117,036	5,666,883
Mack-Cali Realty Corp. REIT	56,197	1,247,573
Pebblebrook Hotel Trust REIT	124,299	3,860,727
PotlatchDeltic Corp. REIT	119,038	4,498,446
Rayonier, Inc. REIT	94,303	2,972,430
Sabra Health Care REIT, Inc.	312,536	6,085,076
Senior Housing Properties Trust REIT	416,707	4,908,808
Tanger Factory Outlet Centers, Inc. REIT	96,770	2,030,235
Taubman Centers, Inc. REIT	44,489	2,352,578
Urban Edge Properties REIT	101,589	1,930,191
Weingarten Realty Investors REIT	87,108	2,558,362
		116,953,001
FOOD & STAPLES RETAILING — 0.9%
Casey's General Stores, Inc.	64,222	8,269,867
Sprouts Farmers Market, Inc. (a)	217,530	4,685,596
		12,955,463
FOOD PRODUCTS — 2.0%
Flowers Foods, Inc.	162,998	3,475,117
Hain Celestial Group, Inc. (a) (b)	156,919	3,627,967
Ingredion, Inc.	118,198	11,192,169
Sanderson Farms, Inc. (b)	34,218	4,511,301
TreeHouse Foods, Inc. (a)	98,111	6,333,065
		29,139,619
GAS UTILITIES — 1.6%
New Jersey Resources Corp.	155,644	7,749,515
ONE Gas, Inc.	44,259	3,940,379
Southwest Gas Holdings, Inc.	93,028	7,652,483

See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Spire, Inc.	50,328	$4,141,491
		23,483,868
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Cantel Medical Corp.	34,317	2,295,464
Inogen, Inc. (a) (b)	13,872	1,322,973
		3,618,437
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Acadia Healthcare Co., Inc. (a) (b)	155,041	4,544,252
Covetrus, Inc. (a) (b)	92,242	2,937,908
MEDNAX, Inc. (a)	154,046	4,185,430
Patterson Cos., Inc.	146,728	3,206,007
Tenet Healthcare Corp. (a)	81,265	2,343,682
		17,217,279
HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	304,369	2,903,680
Medidata Solutions, Inc. (a)	43,660	3,197,659
		6,101,339
HOTELS, RESTAURANTS & LEISURE — 2.9%
Boyd Gaming Corp.	140,048	3,831,713
Caesars Entertainment Corp. (a) (b)	1,022,069	8,881,780
Cheesecake Factory, Inc. (b)	37,004	1,810,236
Cracker Barrel Old Country Store, Inc.	19,163	3,096,932
Dunkin' Brands Group, Inc.	59,377	4,459,213
International Speedway Corp. Class A	22,025	960,951
Jack in the Box, Inc.	16,966	1,375,264
Marriott Vacations Worldwide Corp.	68,937	6,445,609
Papa John's International, Inc. (b)	19,621	1,038,932
Penn National Gaming, Inc. (a)	79,407	1,596,081
Six Flags Entertainment Corp.	66,406	3,277,136
Texas Roadhouse, Inc.	41,508	2,581,382
Wyndham Destinations, Inc.	58,696	2,376,601
		41,731,830
HOUSEHOLD DURABLES — 1.8%
KB Home	148,348	3,585,571
NVR, Inc. (a)	2,402	6,646,334
Tempur Sealy International, Inc. (a)	35,879	2,069,142
Toll Brothers, Inc.	235,194	8,514,023
TRI Pointe Group, Inc. (a)	251,665	3,181,046
Tupperware Brands Corp.	57,204	1,463,278
		25,459,394
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	55,356	2,487,145
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	36,092	4,425,601
INSURANCE — 7.4%
Alleghany Corp. (a)	25,590	15,671,316
Security Description	Shares	Value
American Financial Group, Inc.	125,030	$12,029,136
CNO Financial Group, Inc.	281,782	4,559,233
First American Financial Corp.	194,766	10,030,449
Genworth Financial, Inc. Class A (a)	491,921	1,884,057
Hanover Insurance Group, Inc.	41,280	4,712,938
Kemper Corp.	60,758	4,626,114
Mercury General Corp.	26,023	1,302,972
Old Republic International Corp.	497,346	10,404,478
Reinsurance Group of America, Inc.	111,143	15,780,083
RenaissanceRe Holdings, Ltd.	74,024	10,622,444
WR Berkley Corp.	168,798	14,300,567
		105,923,787
INTERACTIVE MEDIA & SERVICES — 0.1%
Cars.com, Inc. (a) (b)	56,261	1,282,751
IT SERVICES — 1.4%
CACI International, Inc. Class A (a)	43,571	7,930,793
Perspecta, Inc.	246,512	4,984,473
Science Applications International Corp.	89,225	6,865,864
		19,781,130
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	152,532	7,676,935
Polaris Industries, Inc.	100,397	8,476,519
		16,153,454
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Charles River Laboratories International, Inc. (a)	37,155	5,396,764
Syneos Health, Inc. (a)	45,496	2,354,873
		7,751,637
MACHINERY — 4.6%
AGCO Corp.	112,702	7,838,424
Colfax Corp. (a) (b)	166,621	4,945,311
Crane Co.	36,939	3,125,778
Donaldson Co., Inc.	78,426	3,926,006
Graco, Inc.	118,781	5,882,035
Lincoln Electric Holdings, Inc.	52,131	4,372,227
Nordson Corp.	51,569	6,833,924
Oshkosh Corp.	124,371	9,343,993
Terex Corp.	108,612	3,489,704
Timken Co.	119,539	5,214,291
Toro Co.	74,026	5,095,950
Trinity Industries, Inc.	233,812	5,080,735
		65,148,378
MARINE — 0.3%
Kirby Corp. (a)	51,929	3,900,387
MEDIA — 1.1%
AMC Networks, Inc. Class A (a) (b)	40,543	2,301,221
Cable One, Inc.	3,294	3,232,666
John Wiley & Sons, Inc. Class A	29,038	1,284,060
Meredith Corp.	70,121	3,874,886

See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TEGNA, Inc.	385,676	$5,438,032
		16,130,865
METALS & MINING — 3.3%
Carpenter Technology Corp.	83,077	3,809,081
Commercial Metals Co.	206,131	3,520,718
Compass Minerals International, Inc.	60,163	3,271,062
Reliance Steel & Aluminum Co.	117,228	10,580,999
Royal Gold, Inc. (b)	41,351	3,760,046
Steel Dynamics, Inc.	406,354	14,332,106
United States Steel Corp. (b)	303,682	5,918,762
Worthington Industries, Inc.	69,735	2,602,510
		47,795,284
MULTI-UTILITIES — 0.8%
MDU Resources Group, Inc.	343,763	8,879,398
NorthWestern Corp.	37,513	2,641,291
		11,520,689
MULTILINE RETAIL — 0.2%
Dillard's, Inc. Class A (b)	32,797	2,362,040
OIL, GAS & CONSUMABLE FUELS — 2.9%
Chesapeake Energy Corp. (a) (b)	945,932	2,932,389
EQT Corp.	452,362	9,381,988
Matador Resources Co. (a) (b)	66,167	1,279,008
Oasis Petroleum, Inc. (a)	477,187	2,882,209
PBF Energy, Inc. Class A	113,451	3,532,864
Range Resources Corp. (b)	363,971	4,091,034
SM Energy Co.	180,983	3,165,393
Southwestern Energy Co. (a)	519,920	2,438,425
World Fuel Services Corp.	117,777	3,402,578
WPX Energy, Inc. (a)	692,849	9,083,250
		42,189,138
PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp.	110,632	5,492,879
Louisiana-Pacific Corp.	135,305	3,298,736
		8,791,615
PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a)	48,942	2,148,064
Nu Skin Enterprises, Inc. Class A	97,017	4,643,234
		6,791,298
PHARMACEUTICALS — 0.5%
Catalent, Inc. (a)	109,670	4,451,505
Prestige Consumer Healthcare, Inc. (a)	90,758	2,714,572
		7,166,077
PROFESSIONAL SERVICES — 0.6%
ManpowerGroup, Inc.	107,258	8,869,164
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Jones Lang LaSalle, Inc.	79,851	12,311,427
Realogy Holdings Corp.	198,957	2,268,110
		14,579,537
Security Description	Shares	Value
ROAD & RAIL — 2.2%
Avis Budget Group, Inc. (a)	111,596	$3,890,237
Genesee & Wyoming, Inc. Class A (a)	49,389	4,303,757
Knight-Swift Transportation Holdings, Inc. (b)	218,414	7,137,769
Landstar System, Inc.	25,643	2,805,088
Old Dominion Freight Line, Inc.	37,543	5,420,834
Ryder System, Inc.	93,125	5,772,819
Werner Enterprises, Inc.	77,642	2,651,474
		31,981,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Cirrus Logic, Inc. (a)	103,696	4,362,491
First Solar, Inc. (a)	132,382	6,995,065
MKS Instruments, Inc.	94,977	8,837,610
Synaptics, Inc. (a)	26,903	1,069,394
Teradyne, Inc.	115,582	4,604,787
Universal Display Corp. (b)	25,240	3,857,934
Versum Materials, Inc.	60,034	3,020,310
		32,747,591
SOFTWARE — 1.4%
Blackbaud, Inc.	32,773	2,612,991
CDK Global, Inc.	128,987	7,587,016
LogMeIn, Inc.	89,132	7,139,473
Manhattan Associates, Inc. (a)	35,791	1,972,442
		19,311,922
SPECIALTY RETAIL — 2.5%
Aaron's, Inc.	56,104	2,951,070
American Eagle Outfitters, Inc.	293,807	6,513,701
AutoNation, Inc. (a)	101,043	3,609,256
Bed Bath & Beyond, Inc. (b)	241,028	4,095,066
Dick's Sporting Goods, Inc. (b)	129,461	4,765,459
Michaels Cos., Inc. (a) (b)	160,547	1,833,447
Murphy USA, Inc. (a)	52,645	4,507,465
Sally Beauty Holdings, Inc. (a) (b)	79,378	1,461,349
Signet Jewelers, Ltd.	92,204	2,504,261
Williams-Sonoma, Inc. (b)	67,429	3,794,230
		36,035,304
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a)	208,522	5,690,565
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	39,146	3,945,525
Skechers U.S.A., Inc. Class A (a)	233,894	7,861,178
		11,806,703
THRIFTS & MORTGAGE FINANCE — 1.0%
New York Community Bancorp, Inc. (b)	829,681	9,599,409
Washington Federal, Inc.	142,184	4,107,696
		13,707,105

See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp. (b)	36,370	$2,777,577
MSC Industrial Direct Co., Inc. Class A	37,646	3,113,701
NOW, Inc. (a)	105,899	1,478,350
Watsco, Inc.	56,343	8,068,881
		15,438,509
WATER UTILITIES — 0.4%
Aqua America, Inc.	168,612	6,144,221
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	165,219	5,077,180
TOTAL COMMON STOCKS (Cost $1,410,679,010)		1,430,357,162
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	1,864,418	1,864,418
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,958,025	5,958,025
TOTAL SHORT-TERM INVESTMENTS (Cost $7,822,443)		7,822,443
TOTAL INVESTMENTS — 100.4% (Cost $1,418,501,453)		1,438,179,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(5,513,734)
NET ASSETS — 100.0%		$1,432,665,871

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,430,357,162	$—	$—	$1,430,357,162
Short-Term Investments	7,822,443	—	—	7,822,443
TOTAL INVESTMENTS	$1,438,179,605	$—	$—	$1,438,179,605
See accompanying notes to schedules of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	454,250	$454,250	$42,828,331	$41,418,163	$—	$—	1,864,418	$1,864,418	$18,203	$—
State Street Navigator Securities Lending Government Money Market Portfolio	13,642,451	13,642,451	90,624,250	98,308,676	—	—	5,958,025	5,958,025	58,441	—
Total		$14,096,701	$133,452,581	$139,726,839	$—	$—		$7,822,443	$76,644	$—
See accompanying notes to schedules of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Boeing Co.	584	$222,749
Huntington Ingalls Industries, Inc.	1,065	220,668
Textron, Inc.	4,354	220,574
		663,991
AIR FREIGHT & LOGISTICS — 1.0%
Expeditors International of Washington, Inc.	3,050	231,495
AIRLINES — 1.9%
Southwest Airlines Co.	4,280	222,175
United Continental Holdings, Inc. (a)	2,607	207,986
		430,161
BANKS — 12.3%
Bank of America Corp.	8,012	221,051
Citigroup, Inc.	3,667	228,161
Citizens Financial Group, Inc.	6,396	207,870
Comerica, Inc.	2,848	208,815
Fifth Third Bancorp	8,324	209,931
Huntington Bancshares, Inc.	16,540	209,727
JPMorgan Chase & Co.	2,073	209,850
KeyCorp	13,090	206,167
M&T Bank Corp.	1,379	216,531
Regions Financial Corp.	14,117	199,756
SunTrust Banks, Inc.	3,743	221,773
Wells Fargo & Co.	4,360	210,675
Zions Bancorp NA (b)	4,745	215,470
		2,765,777
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	2,366	190,676
Amgen, Inc.	1,041	197,769
Celgene Corp. (a)	2,374	223,963
		612,408
BUILDING PRODUCTS — 1.0%
Fortune Brands Home & Security, Inc.	4,866	231,670
CAPITAL MARKETS — 5.9%
Affiliated Managers Group, Inc.	2,045	219,040
Ameriprise Financial, Inc.	1,840	235,704
E*TRADE Financial Corp.	4,362	202,528
Franklin Resources, Inc. (b)	6,879	227,970
Goldman Sachs Group, Inc.	1,179	226,356
Morgan Stanley	4,998	210,915
		1,322,513
CHEMICALS — 1.0%
PPG Industries, Inc.	2,036	229,803
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	4,795	258,882
F5 Networks, Inc. (a)	1,269	199,144
Juniper Networks, Inc.	7,430	196,672
		654,698
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 1.1%
Quanta Services, Inc.	6,431	$242,706
CONSUMER FINANCE — 2.2%
Discover Financial Services	3,331	237,034
Synchrony Financial	8,017	255,742
		492,776
CONTAINERS & PACKAGING — 1.2%
Sealed Air Corp.	5,709	262,957
ELECTRIC UTILITIES — 0.9%
Evergy, Inc.	3,700	214,785
ELECTRICAL EQUIPMENT — 1.0%
Rockwell Automation, Inc.	1,332	233,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	6,942	229,780
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes a GE Co.	8,987	249,120
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
SL Green Realty Corp. REIT	2,380	214,010
FOOD & STAPLES RETAILING — 1.6%
Kroger Co.	7,352	180,859
Walgreens Boots Alliance, Inc.	2,909	184,053
		364,912
FOOD PRODUCTS — 1.2%
Conagra Brands, Inc.	9,673	268,329
HEALTH CARE PROVIDERS & SERVICES — 3.6%
DaVita, Inc. (a)	3,724	202,176
HCA Healthcare, Inc.	1,611	210,042
Humana, Inc.	736	195,776
McKesson Corp.	1,710	200,173
		808,167
HOTELS, RESTAURANTS & LEISURE — 5.1%
Hilton Worldwide Holdings, Inc.	2,903	241,268
Marriott International, Inc. Class A	1,904	238,171
MGM Resorts International	7,456	191,321
Starbucks Corp.	3,273	243,315
Yum! Brands, Inc.	2,295	229,064
		1,143,139
HOUSEHOLD DURABLES — 1.9%
PulteGroup, Inc.	7,314	204,499
Whirlpool Corp.	1,691	224,717
		429,216
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.0%
NRG Energy, Inc.	5,172	219,707
INSURANCE — 4.0%
Allstate Corp.	2,497	235,168
Aon PLC	1,416	241,711

See accompanying notes to schedules of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Loews Corp.	4,481	$214,774
MetLife, Inc.	4,776	203,314
		894,967
INTERNET & DIRECT MARKETING RETAIL — 2.1%
Booking Holdings, Inc. (a)	125	218,114
eBay, Inc.	6,856	254,632
		472,746
IT SERVICES — 2.1%
Akamai Technologies, Inc. (a)	3,308	237,217
VeriSign, Inc. (a)	1,319	239,477
		476,694
LIFE SCIENCES TOOLS & SERVICES — 2.3%
IQVIA Holdings, Inc. (a)	1,700	244,545
Waters Corp. (a)	1,053	265,051
		509,596
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	710	246,306
MULTILINE RETAIL — 1.1%
Target Corp.	2,985	239,576
OIL, GAS & CONSUMABLE FUELS — 6.8%
Anadarko Petroleum Corp.	4,359	198,247
Cabot Oil & Gas Corp.	8,640	225,504
ConocoPhillips	3,141	209,630
Devon Energy Corp.	7,880	248,693
Hess Corp.	4,074	245,377
Marathon Petroleum Corp.	3,223	192,897
Phillips 66	2,236	212,800
		1,533,148
PERSONAL PRODUCTS — 1.2%
Estee Lauder Cos., Inc. Class A	1,650	273,158
PHARMACEUTICALS — 0.9%
Mylan NV (a)	7,070	200,364
ROAD & RAIL — 3.1%
CSX Corp.	3,201	239,499
Norfolk Southern Corp.	1,270	237,350
Union Pacific Corp.	1,355	226,556
		703,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Applied Materials, Inc.	6,006	238,198
Broadcom, Inc.	833	250,491
Intel Corp.	4,270	229,299
Lam Research Corp.	1,450	259,565
QUALCOMM, Inc.	3,630	207,019
		1,184,572
Security Description	Shares	Value
SOFTWARE — 3.0%
Citrix Systems, Inc.	1,965	$195,832
Fortinet, Inc. (a)	2,850	239,314
Oracle Corp.	4,322	232,135
		667,281
SPECIALTY RETAIL — 4.4%
AutoZone, Inc. (a)	252	258,078
Best Buy Co., Inc.	3,697	262,709
Foot Locker, Inc.	3,690	223,614
O'Reilly Automotive, Inc. (a)	616	239,193
		983,594
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.1%
Apple, Inc.	1,365	259,282
Hewlett Packard Enterprise Co.	14,649	226,034
HP, Inc.	9,854	191,463
NetApp, Inc.	3,371	233,745
Western Digital Corp.	5,220	250,873
		1,161,397
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
NIKE, Inc. Class B	2,748	231,409
TRADING COMPANIES & DISTRIBUTORS — 0.9%
United Rentals, Inc. (a)	1,780	203,365
TOTAL COMMON STOCKS (Cost $23,317,178)		22,497,411
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $35,576)	35,576	35,576
TOTAL INVESTMENTS — 99.9% (Cost $23,352,754)		22,532,987
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		18,317
NET ASSETS — 100.0%		$22,551,304
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,497,411	$—	$—	$22,497,411
Short-Term Investment	35,576	—	—	35,576
TOTAL INVESTMENTS	$22,532,987	$—	$—	$22,532,987
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	1,578	$146,896	$253,956	$348,958	$(54,544)	$2,650	—	$—	$2,116	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,565	14,565	475,471	454,460	—	—	35,576	35,576	489	—
State Street Navigator Securities Lending Government Money Market Portfolio	18,983	18,983	319,995	338,978	—	—	—	—	57	—
Total		$180,444	$1,049,422	$1,142,396	$(54,544)	$2,650		$35,576	$2,662	$—
See accompanying notes to schedules of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.	6,571	$125,572
Boeing Co.	7,922	3,021,609
General Dynamics Corp.	4,081	690,832
Harris Corp.	1,796	286,839
Huntington Ingalls Industries, Inc.	659	136,545
L3 Technologies, Inc.	1,188	245,167
Lockheed Martin Corp.	3,705	1,112,093
Northrop Grumman Corp.	2,556	689,098
Raytheon Co.	4,257	775,114
Textron, Inc.	3,535	179,083
TransDigm Group, Inc. (a)	725	329,143
United Technologies Corp.	12,239	1,577,485
		9,168,580
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	2,098	182,505
Expeditors International of Washington, Inc.	2,665	202,273
FedEx Corp.	3,622	657,067
United Parcel Service, Inc. Class B	10,458	1,168,577
		2,210,422
AIRLINES — 0.4%
Alaska Air Group, Inc.	1,864	104,608
American Airlines Group, Inc.	6,269	199,103
Delta Air Lines, Inc.	9,216	476,006
Southwest Airlines Co.	7,491	388,858
United Continental Holdings, Inc. (a)	3,375	269,258
		1,437,833
AUTO COMPONENTS — 0.1%
Aptiv PLC	3,985	316,767
BorgWarner, Inc.	3,065	117,727
		434,494
AUTOMOBILES — 0.4%
Ford Motor Co.	58,941	517,502
General Motors Co.	19,771	733,504
Harley-Davidson, Inc. (b)	2,452	87,438
		1,338,444
BANKS — 5.7%
Bank of America Corp.	135,291	3,732,679
BB&T Corp.	11,651	542,121
Citigroup, Inc.	35,417	2,203,646
Citizens Financial Group, Inc.	6,934	225,355
Comerica, Inc.	2,395	175,601
Fifth Third Bancorp	11,605	292,678
First Republic Bank	2,482	249,342
Huntington Bancshares, Inc.	15,766	199,913
JPMorgan Chase & Co.	49,315	4,992,157
KeyCorp	15,194	239,305
M&T Bank Corp.	2,129	334,296
People's United Financial, Inc.	5,259	86,458
PNC Financial Services Group, Inc.	6,832	838,013
Regions Financial Corp.	15,686	221,957
Security Description	Shares	Value
SunTrust Banks, Inc.	6,676	$395,553
SVB Financial Group (a)	804	178,777
US Bancorp	22,661	1,092,034
Wells Fargo & Co.	61,668	2,979,798
Zions Bancorp NA (b)	2,962	134,504
		19,114,187
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	2,594	136,911
Coca-Cola Co.	58,099	2,722,519
Constellation Brands, Inc. Class A	2,463	431,838
Molson Coors Brewing Co. Class B	2,779	165,767
Monster Beverage Corp. (a)	5,890	321,476
PepsiCo, Inc.	21,157	2,592,791
		6,371,302
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	22,217	1,790,468
Alexion Pharmaceuticals, Inc. (a)	3,407	460,558
Amgen, Inc.	9,372	1,780,493
Biogen, Inc. (a)	2,963	700,394
Celgene Corp. (a)	10,629	1,002,740
Gilead Sciences, Inc.	19,211	1,248,907
Incyte Corp. (a)	2,615	224,916
Regeneron Pharmaceuticals, Inc. (a)	1,173	481,657
Vertex Pharmaceuticals, Inc. (a)	3,882	714,094
		8,404,227
BUILDING PRODUCTS — 0.3%
Allegion PLC	1,383	125,452
AO Smith Corp.	2,146	114,425
Fortune Brands Home & Security, Inc.	2,173	103,456
Johnson Controls International PLC	13,916	514,057
Masco Corp.	4,436	174,379
		1,031,769
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	800	85,688
Ameriprise Financial, Inc.	2,041	261,452
Bank of New York Mellon Corp.	13,231	667,239
BlackRock, Inc.	1,835	784,224
Cboe Global Markets, Inc.	1,671	159,480
Charles Schwab Corp.	17,867	763,993
CME Group, Inc.	5,403	889,226
E*TRADE Financial Corp.	3,709	172,209
Franklin Resources, Inc. (b)	4,451	147,506
Goldman Sachs Group, Inc.	5,149	988,556
Intercontinental Exchange, Inc.	8,504	647,495
Invesco, Ltd.	6,158	118,911
Moody's Corp.	2,513	455,079
Morgan Stanley	19,749	833,408
MSCI, Inc.	1,270	252,527
Nasdaq, Inc.	1,765	154,420
Northern Trust Corp.	3,290	297,449
Raymond James Financial, Inc.	1,907	153,342
S&P Global, Inc.	3,742	787,878
State Street Corp. (c)	5,607	368,997

See accompanying notes to schedules of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	3,627	$363,135
		9,352,214
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	3,326	635,133
Albemarle Corp. (b)	1,657	135,841
Celanese Corp. Series A	1,929	190,219
CF Industries Holdings, Inc.	3,499	143,039
DowDuPont, Inc.	33,960	1,810,408
Eastman Chemical Co.	2,157	163,673
Ecolab, Inc.	3,789	668,910
FMC Corp.	1,966	151,028
International Flavors & Fragrances, Inc. (b)	1,544	198,852
Linde PLC	8,293	1,458,987
LyondellBasell Industries NV Class A	4,584	385,423
Mosaic Co.	5,257	143,569
PPG Industries, Inc.	3,553	401,027
Sherwin-Williams Co.	1,247	537,095
		7,023,204
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,310	264,764
Copart, Inc. (a)	2,917	176,741
Republic Services, Inc.	3,338	268,308
Rollins, Inc.	2,015	83,864
Waste Management, Inc.	5,827	605,484
		1,399,161
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	799	251,254
Cisco Systems, Inc.	66,300	3,579,537
F5 Networks, Inc. (a)	929	145,788
Juniper Networks, Inc.	5,268	139,444
Motorola Solutions, Inc.	2,420	339,816
		4,455,839
CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	2,092	76,986
Jacobs Engineering Group, Inc.	1,815	136,470
Quanta Services, Inc.	2,279	86,009
		299,465
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	950	191,121
Vulcan Materials Co.	1,985	235,024
		426,145
CONSUMER FINANCE — 0.7%
American Express Co.	10,416	1,138,469
Capital One Financial Corp.	7,047	575,669
Discover Financial Services	4,931	350,890
Synchrony Financial	9,608	306,495
		2,371,523
CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	1,295	146,335
Ball Corp.	5,036	291,383
Security Description	Shares	Value
International Paper Co.	6,182	$286,041
Packaging Corp. of America	1,426	141,716
Sealed Air Corp.	2,427	111,788
Westrock Co.	3,809	146,075
		1,123,338
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,223	249,042
LKQ Corp. (a)	4,631	131,428
		380,470
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	2,962	70,910
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	29,341	5,894,314
Jefferies Financial Group, Inc.	4,361	81,943
		5,976,257
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	109,876	3,445,711
CenturyLink, Inc.	14,533	174,251
Verizon Communications, Inc.	62,158	3,675,403
		7,295,365
ELECTRIC UTILITIES — 0.4%
Edison International	4,896	303,160
Eversource Energy	4,750	337,013
Exelon Corp.	14,647	734,254
		1,374,427
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	3,421	283,840
Eaton Corp. PLC	6,380	513,973
Emerson Electric Co.	9,291	636,155
Rockwell Automation, Inc.	1,780	312,319
		1,746,287
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	4,489	423,941
Corning, Inc.	11,985	396,704
FLIR Systems, Inc.	2,081	99,014
IPG Photonics Corp. (a)	558	84,693
Keysight Technologies, Inc. (a)	2,859	249,305
TE Connectivity, Ltd.	5,104	412,148
		1,665,805
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes a GE Co.	7,997	221,677
Halliburton Co.	13,310	389,983
Helmerich & Payne, Inc.	1,623	90,174
National Oilwell Varco, Inc.	5,702	151,901
Schlumberger, Ltd.	20,893	910,308
TechnipFMC PLC	6,533	153,656
		1,917,699

See accompanying notes to schedules of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	11,544	$525,598
Electronic Arts, Inc. (a)	4,461	453,372
Netflix, Inc. (a)	6,561	2,339,390
Take-Two Interactive Software, Inc. (a)	1,734	163,638
Viacom, Inc. Class B	5,290	148,490
Walt Disney Co.	26,325	2,922,904
		6,553,392
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	1,724	245,773
American Tower Corp. REIT	6,670	1,314,390
Apartment Investment & Management Co. Class A REIT	2,341	117,729
AvalonBay Communities, Inc. REIT	2,077	416,916
Boston Properties, Inc. REIT	2,314	309,798
Crown Castle International Corp. REIT	6,293	805,504
Digital Realty Trust, Inc. REIT	3,094	368,186
Duke Realty Corp. REIT	5,345	163,450
Equinix, Inc. REIT	1,264	572,794
Equity Residential REIT	5,632	424,202
Essex Property Trust, Inc. REIT	999	288,951
Extra Space Storage, Inc. REIT	1,895	193,120
Federal Realty Investment Trust REIT	1,099	151,497
HCP, Inc. REIT	7,040	220,352
Host Hotels & Resorts, Inc. REIT	11,080	209,412
Iron Mountain, Inc. REIT	4,083	144,783
Kimco Realty Corp. REIT	6,366	117,771
Macerich Co. REIT (b)	1,618	70,140
Mid-America Apartment Communities, Inc. REIT	1,742	190,453
Prologis, Inc. REIT	9,466	681,079
Public Storage REIT	2,288	498,281
Realty Income Corp. REIT	4,482	329,696
Regency Centers Corp. REIT	2,542	171,560
SBA Communications Corp. REIT (a)	1,729	345,212
Simon Property Group, Inc. REIT	4,628	843,268
SL Green Realty Corp. REIT	1,322	118,874
UDR, Inc. REIT	4,004	182,022
Ventas, Inc. REIT	5,301	338,257
Vornado Realty Trust REIT	2,616	176,423
Welltower, Inc. REIT	5,693	441,777
Weyerhaeuser Co. REIT	11,437	301,251
		10,752,921
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	6,657	1,611,926
Kroger Co.	12,190	299,874
Sysco Corp.	7,226	482,408
Walmart, Inc.	21,502	2,097,090
Walgreens Boots Alliance, Inc.	12,144	768,351
		5,259,649
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	8,424	363,327
Security Description	Shares	Value
Campbell Soup Co. (b)	2,910	$110,958
Conagra Brands, Inc.	7,331	203,362
General Mills, Inc.	9,020	466,785
Hershey Co.	2,122	243,669
Hormel Foods Corp. (b)	4,032	180,472
J.M. Smucker Co.	1,729	201,429
Kellogg Co.	3,748	215,060
Kraft Heinz Co.	9,523	310,926
Lamb Weston Holdings, Inc.	2,207	165,393
McCormick & Co., Inc. (b)	1,796	270,531
Mondelez International, Inc. Class A	21,751	1,085,810
Tyson Foods, Inc. Class A	4,446	308,686
		4,126,408
GAS UTILITIES — 0.1%
Atmos Energy Corp.	1,760	181,157
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	26,398	2,110,256
ABIOMED, Inc. (a)	657	187,633
Align Technology, Inc. (a)	1,113	316,459
Baxter International, Inc.	7,179	583,724
Becton Dickinson and Co.	4,036	1,007,910
Boston Scientific Corp. (a)	20,832	799,532
Cooper Cos., Inc.	739	218,870
Danaher Corp.	9,501	1,254,322
DENTSPLY SIRONA, Inc.	3,448	170,986
Edwards Lifesciences Corp. (a)	3,175	607,473
Hologic, Inc. (a)	4,163	201,489
IDEXX Laboratories, Inc. (a)	1,312	293,363
Intuitive Surgical, Inc. (a)	1,714	977,974
Medtronic PLC	20,184	1,838,359
ResMed, Inc.	2,128	221,248
Stryker Corp.	4,651	918,666
Teleflex, Inc.	693	209,397
Varian Medical Systems, Inc. (a)	1,400	198,408
Zimmer Biomet Holdings, Inc.	3,110	397,147
		12,513,216
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	2,443	194,267
Anthem, Inc.	3,871	1,110,899
Cardinal Health, Inc.	4,631	222,983
Centene Corp. (a)	6,148	326,459
Cigna Corp.	5,741	923,268
CVS Health Corp.	19,486	1,050,880
DaVita, Inc. (a)	1,943	105,485
HCA Healthcare, Inc.	4,057	528,952
Henry Schein, Inc. (a) (b)	2,345	140,958
Humana, Inc.	2,028	539,448
Laboratory Corp. of America Holdings (a)	1,485	227,175
McKesson Corp.	2,854	334,089
Quest Diagnostics, Inc.	2,090	187,933
UnitedHealth Group, Inc.	14,461	3,575,627
Universal Health Services, Inc. Class B	1,310	175,239

See accompanying notes to schedules of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	740	$199,615
		9,843,277
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	4,757	272,148
HOTELS, RESTAURANTS & LEISURE — 2.0%
Carnival Corp.	6,163	312,587
Chipotle Mexican Grill, Inc. (a)	368	261,394
Darden Restaurants, Inc.	1,878	228,121
Hilton Worldwide Holdings, Inc.	4,501	374,078
Marriott International, Inc. Class A	4,296	537,387
McDonald's Corp.	11,527	2,188,977
MGM Resorts International	7,626	195,683
Norwegian Cruise Line Holdings, Ltd. (a)	3,130	172,025
Royal Caribbean Cruises, Ltd.	2,571	294,688
Starbucks Corp.	18,686	1,389,117
Wynn Resorts, Ltd.	1,459	174,088
Yum! Brands, Inc.	4,640	463,119
		6,591,264
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	5,231	216,459
Garmin, Ltd.	1,732	149,558
Leggett & Platt, Inc. (b)	1,940	81,907
Lennar Corp. Class A	4,464	219,138
Mohawk Industries, Inc. (a)	955	120,473
Newell Brands, Inc. (b)	5,859	89,877
PulteGroup, Inc.	3,994	111,672
Whirlpool Corp.	995	132,226
		1,121,310
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	3,749	267,041
Clorox Co.	1,935	310,490
Colgate-Palmolive Co.	13,100	897,874
Kimberly-Clark Corp.	5,239	649,112
Procter & Gamble Co.	37,758	3,928,720
		6,053,237
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	8,673	1,802,076
General Electric Co.	130,327	1,301,967
Honeywell International, Inc.	10,981	1,745,100
Roper Technologies, Inc.	1,573	537,919
		5,387,062
INSURANCE — 2.5%
Aflac, Inc.	11,348	567,350
Allstate Corp.	5,000	470,900
American International Group, Inc.	13,095	563,871
Aon PLC	3,607	615,715
Arthur J Gallagher & Co.	2,791	217,977
Assurant, Inc.	931	88,361
Brighthouse Financial, Inc. (a)	1,825	66,229
Chubb, Ltd.	6,958	974,677
Cincinnati Financial Corp.	2,231	191,643
Everest Re Group, Ltd.	618	133,463
Security Description	Shares	Value
Hartford Financial Services Group, Inc.	5,384	$267,692
Lincoln National Corp.	3,077	180,620
Loews Corp.	4,026	192,966
Marsh & McLennan Cos., Inc.	7,519	706,034
MetLife, Inc.	14,418	613,774
Principal Financial Group, Inc.	4,019	201,714
Progressive Corp.	8,716	628,336
Prudential Financial, Inc.	6,243	573,607
Torchmark Corp.	1,581	129,563
Travelers Cos., Inc.	4,011	550,149
Unum Group	3,350	113,331
Willis Towers Watson PLC	1,944	341,464
		8,389,436
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A (a)	4,517	5,316,012
Alphabet, Inc. Class C (a)	4,636	5,439,465
Facebook, Inc. Class A (a)	35,929	5,989,005
TripAdvisor, Inc. (a) (b)	1,569	80,725
Twitter, Inc. (a)	11,088	364,574
		17,189,781
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	6,224	11,083,388
Booking Holdings, Inc. (a)	678	1,183,049
eBay, Inc.	12,953	481,074
Expedia Group, Inc.	1,813	215,747
		12,963,258
IT SERVICES — 5.5%
Accenture PLC Class A	9,605	1,690,672
Akamai Technologies, Inc. (a)	2,502	179,418
Alliance Data Systems Corp.	713	124,761
Automatic Data Processing, Inc.	6,594	1,053,326
Broadridge Financial Solutions, Inc.	1,688	175,029
Cognizant Technology Solutions Corp. Class A	8,662	627,562
DXC Technology Co.	4,041	259,877
Fidelity National Information Services, Inc.	4,863	550,005
Fiserv, Inc. (a) (b)	5,898	520,676
FleetCor Technologies, Inc. (a)	1,293	318,841
Gartner, Inc. (a)	1,380	209,318
Global Payments, Inc.	2,398	327,375
International Business Machines Corp.	13,403	1,891,163
Jack Henry & Associates, Inc.	1,184	164,268
Mastercard, Inc. Class A	13,596	3,201,178
Paychex, Inc.	4,797	384,719
PayPal Holdings, Inc. (a)	17,684	1,836,307
Total System Services, Inc.	2,495	237,050
VeriSign, Inc. (a)	1,629	295,761
Visa, Inc. Class A	26,409	4,124,822
Western Union Co. (b)	6,841	126,353
		18,298,481

See accompanying notes to schedules of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,697	$144,279
Mattel, Inc. (a) (b)	5,145	66,885
		211,164
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	4,856	390,326
Illumina, Inc. (a)	2,223	690,664
IQVIA Holdings, Inc. (a)	2,405	345,959
Mettler-Toledo International, Inc. (a)	382	276,186
PerkinElmer, Inc. (b)	1,620	156,103
Thermo Fisher Scientific, Inc.	6,067	1,660,659
Waters Corp. (a)	1,077	271,092
		3,790,989
MACHINERY — 1.6%
Caterpillar, Inc.	8,669	1,174,563
Cummins, Inc.	2,199	347,156
Deere & Co.	4,820	770,429
Dover Corp.	2,261	212,082
Flowserve Corp.	1,965	88,700
Fortive Corp.	4,473	375,240
Illinois Tool Works, Inc.	4,557	654,066
Ingersoll-Rand PLC	3,652	394,233
PACCAR, Inc.	5,265	358,757
Parker-Hannifin Corp.	1,948	334,316
Pentair PLC	2,459	109,450
Snap-on, Inc. (b)	869	136,016
Stanley Black & Decker, Inc.	2,293	312,238
Wabtec Corp.	4	295
Xylem, Inc.	2,641	208,744
		5,476,285
MEDIA — 1.5%
CBS Corp. Class B	5,174	245,920
Charter Communications, Inc. Class A (a)	2,613	906,476
Comcast Corp. Class A	68,025	2,719,640
Discovery, Inc. Class A (a)	2,309	62,389
Discovery, Inc. Class C (a)	5,300	134,726
DISH Network Corp. Class A (a)	3,352	106,225
Fox Corp. Class A (a)	5,341	196,068
Fox Corp. Class B (a)	2,443	87,655
Interpublic Group of Cos., Inc.	5,819	122,257
News Corp. Class A	5,603	69,701
News Corp. Class B	1,717	21,445
Omnicom Group, Inc. (b)	3,407	248,677
		4,921,179
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	22,486	289,844
Newmont Mining Corp. (b)	7,997	286,053
Nucor Corp.	4,600	268,410
		844,307
MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	7,774	238,662
Consolidated Edison, Inc.	4,882	414,043
Security Description	Shares	Value
Sempra Energy	4,140	$521,060
		1,173,765
MULTILINE RETAIL — 0.6%
Dollar General Corp.	3,993	476,365
Dollar Tree, Inc. (a)	3,550	372,892
Kohl's Corp.	2,553	175,570
Macy's, Inc.	4,482	107,702
Nordstrom, Inc. (b)	1,731	76,822
Target Corp.	7,882	632,609
		1,841,960
OIL, GAS & CONSUMABLE FUELS — 0.8%
HollyFrontier Corp.	2,366	116,573
Marathon Petroleum Corp.	10,146	607,238
ONEOK, Inc.	6,279	438,525
Phillips 66	6,350	604,329
Valero Energy Corp.	6,290	533,581
Williams Cos., Inc.	18,061	518,712
		2,818,958
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	6,968	80,132
Estee Lauder Cos., Inc. Class A	3,287	544,163
		624,295
PHARMACEUTICALS — 5.1%
Allergan PLC	4,709	689,445
Bristol-Myers Squibb Co.	24,452	1,166,605
Eli Lilly & Co.	13,027	1,690,384
Johnson & Johnson	40,111	5,607,117
Merck & Co., Inc.	38,877	3,233,400
Mylan NV (a)	7,866	222,922
Nektar Therapeutics (a)	2,447	82,219
Perrigo Co. PLC (b)	1,922	92,564
Pfizer, Inc.	83,618	3,551,256
Zoetis, Inc.	7,288	733,683
		17,069,595
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	1,807	214,129
IHS Markit, Ltd. (a)	5,333	290,009
Nielsen Holdings PLC	5,046	119,439
Robert Half International, Inc.	1,870	121,849
Verisk Analytics, Inc.	2,503	332,899
		1,078,325
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	4,559	225,443
ROAD & RAIL — 1.1%
CSX Corp.	11,671	873,224
JB Hunt Transport Services, Inc.	1,268	128,436
Kansas City Southern	1,567	181,741
Norfolk Southern Corp.	4,029	752,980
Union Pacific Corp.	10,888	1,820,473
		3,756,854

See accompanying notes to schedules of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Advanced Micro Devices, Inc. (a) (b)	13,553	$345,873
Analog Devices, Inc.	5,598	589,301
Applied Materials, Inc.	14,299	567,098
Broadcom, Inc.	5,966	1,794,036
Intel Corp.	67,731	3,637,155
KLA-Tencor Corp.	2,515	300,316
Lam Research Corp.	2,306	412,797
Maxim Integrated Products, Inc.	4,118	218,954
Microchip Technology, Inc. (b)	3,549	294,425
Micron Technology, Inc. (a)	16,815	694,964
NVIDIA Corp.	9,133	1,639,922
Qorvo, Inc. (a)	1,870	134,135
QUALCOMM, Inc. (b)	18,310	1,044,219
Skyworks Solutions, Inc.	2,622	216,263
Texas Instruments, Inc.	14,135	1,499,299
Xilinx, Inc.	3,769	477,872
		13,866,629
SOFTWARE — 6.9%
Adobe, Inc. (a)	7,352	1,959,235
ANSYS, Inc. (a)	1,249	228,205
Autodesk, Inc. (a)	3,337	519,971
Cadence Design Systems, Inc. (a)	4,152	263,694
Citrix Systems, Inc.	1,896	188,955
Fortinet, Inc. (a)	2,112	177,345
Intuit, Inc.	3,908	1,021,590
Microsoft Corp.	115,729	13,649,078
Oracle Corp.	38,490	2,067,298
Red Hat, Inc. (a)	2,677	489,088
salesforce.com, Inc. (a)	11,539	1,827,431
Symantec Corp.	9,362	215,232
Synopsys, Inc. (a)	2,219	255,518
		22,862,640
SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	1,080	184,172
AutoZone, Inc. (a)	384	393,262
Best Buy Co., Inc.	3,526	250,558
CarMax, Inc. (a) (b)	2,694	188,041
Foot Locker, Inc.	1,785	108,171
Gap, Inc.	3,311	86,682
Home Depot, Inc.	17,052	3,272,108
L Brands, Inc.	3,545	97,771
Lowe's Cos., Inc.	12,106	1,325,244
O'Reilly Automotive, Inc. (a)	1,178	457,417
Ross Stores, Inc.	5,556	517,264
Tiffany & Co. (b)	1,636	172,680
TJX Cos., Inc.	18,726	996,411
Tractor Supply Co.	1,794	175,381
Ulta Salon Cosmetics & Fragrance, Inc. (a)	873	304,441
		8,529,603
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
Apple, Inc.	67,571	$12,835,111
Hewlett Packard Enterprise Co.	20,739	320,003
HP, Inc.	23,097	448,775
NetApp, Inc.	3,662	253,923
Seagate Technology PLC	3,992	191,177
Western Digital Corp.	4,415	212,185
Xerox Corp.	3,140	100,417
		14,361,591
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	2,284	104,493
Hanesbrands, Inc. (b)	5,481	98,000
NIKE, Inc. Class B	18,959	1,596,537
PVH Corp.	1,170	142,682
Ralph Lauren Corp.	847	109,839
Tapestry, Inc.	4,263	138,505
Under Armour, Inc. Class A (a)	2,844	60,122
Under Armour, Inc. Class C (a) (b)	2,849	53,761
VF Corp.	4,929	428,379
		2,732,318
TOBACCO — 1.1%
Altria Group, Inc.	28,261	1,623,029
Philip Morris International, Inc.	23,398	2,068,149
		3,691,178
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	4,311	277,240
United Rentals, Inc. (a)	1,262	144,184
W.W. Grainger, Inc.	699	210,350
		631,774
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,687	280,147
TOTAL COMMON STOCKS (Cost $286,056,402)		332,674,363
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f) (Cost $265,100)	265,100	265,100
TOTAL INVESTMENTS — 99.9% (Cost $286,321,502)		332,939,463
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		253,471
NET ASSETS — 100.0%		$333,192,934

See accompanying notes to schedules of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$332,674,363	$—	$—	$332,674,363
Short-Term Investment	265,100	—	—	265,100
TOTAL INVESTMENTS	$332,939,463	$—	$—	$332,939,463
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	4,848	$451,300	$76,851	$22,410	$6,796	$(143,540)	5,607	$368,997	$7,463	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	788,015	788,015	8,652,147	9,175,062	—	—	265,100	265,100	6,912	—
State Street Navigator Securities Lending Government Money Market Portfolio	121,440	121,440	3,449,282	3,570,722	—	—	—	—	5,174	—
Total		$1,360,755	$12,178,280	$12,768,194	$6,796	$(143,540)		$634,097	$19,549	$—
See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	56,057	$1,822,413
Aerojet Rocketdyne Holdings, Inc. (a)	122,546	4,354,059
Aerovironment, Inc. (a)	36,475	2,495,255
Axon Enterprise, Inc. (a)	100,035	5,442,904
Cubic Corp.	48,799	2,744,456
Mercury Systems, Inc. (a)	82,424	5,281,730
Moog, Inc. Class A	55,394	4,816,508
National Presto Industries, Inc. (b)	8,467	919,093
Triumph Group, Inc.	84,690	1,614,192
		29,490,610
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	43,669	2,207,905
Echo Global Logistics, Inc. (a)	47,674	1,181,362
Forward Air Corp.	49,393	3,197,209
Hub Group, Inc. Class A (a)	58,230	2,378,695
		8,965,171
AIRLINES — 0.8%
Allegiant Travel Co.	22,005	2,848,987
Hawaiian Holdings, Inc. (b)	83,002	2,178,802
SkyWest, Inc.	87,785	4,765,848
		9,793,637
AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	187,561	2,683,998
Cooper Tire & Rubber Co.	85,882	2,567,013
Cooper-Standard Holdings, Inc. (a)	27,786	1,304,831
Dorman Products, Inc. (a)	49,347	4,346,977
Fox Factory Holding Corp. (a)	64,800	4,528,872
Garrett Motion, Inc. (a)	127,330	1,875,571
Gentherm, Inc. (a)	57,706	2,127,043
LCI Industries	42,182	3,240,421
Motorcar Parts of America, Inc. (a)	32,258	608,708
Standard Motor Products, Inc.	34,710	1,704,261
Superior Industries International, Inc.	38,472	183,127
		25,170,822
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	50,004	1,557,625
BANKS — 8.6%
Ameris Bancorp	68,443	2,351,017
Banc of California, Inc.	74,020	1,024,437
Banner Corp.	53,579	2,902,374
Berkshire Hills Bancorp, Inc.	69,787	1,900,998
Boston Private Financial Holdings, Inc.	143,603	1,573,889
Brookline Bancorp, Inc.	136,812	1,970,093
Central Pacific Financial Corp.	49,448	1,426,080
City Holding Co.	28,511	2,172,253
Columbia Banking System, Inc.	125,537	4,103,805
Security Description	Shares	Value
Community Bank System, Inc.	87,776	$5,246,372
Customers Bancorp, Inc. (a)	48,255	883,549
CVB Financial Corp.	173,577	3,653,796
Eagle Bancorp, Inc. (a)	54,276	2,724,655
Fidelity Southern Corp.	38,264	1,048,051
First BanCorp	369,132	4,230,253
First Commonwealth Financial Corp.	169,169	2,131,529
First Financial Bancorp	167,776	4,036,691
First Midwest Bancorp, Inc.	182,238	3,728,589
Franklin Financial Network, Inc.	21,085	611,676
Glacier Bancorp, Inc.	143,701	5,758,099
Great Western Bancorp, Inc.	97,659	3,085,048
Hanmi Financial Corp.	53,545	1,138,902
Heritage Financial Corp.	56,380	1,699,293
Hope Bancorp, Inc.	206,281	2,698,155
Independent Bank Corp.	58,530	4,741,515
LegacyTexas Financial Group, Inc.	76,386	2,856,073
National Bank Holdings Corp. Class A	44,444	1,478,207
NBT Bancorp, Inc.	74,987	2,700,282
OFG Bancorp	74,878	1,481,836
Old National Bancorp	255,952	4,197,613
Opus Bank	37,636	745,193
Pacific Premier Bancorp, Inc.	77,189	2,047,824
Preferred Bank	23,897	1,074,648
S&T Bancorp, Inc.	59,350	2,346,105
Seacoast Banking Corp. of Florida (a)	87,034	2,293,346
ServisFirst Bancshares, Inc.	78,011	2,633,651
Simmons First National Corp. Class A	156,879	3,840,398
Southside Bancshares, Inc.	54,285	1,803,891
Tompkins Financial Corp.	21,353	1,624,323
Triumph Bancorp, Inc. (a)	42,184	1,239,788
United Community Banks, Inc.	135,538	3,378,962
Veritex Holdings, Inc.	77,477	1,876,493
Westamerica Bancorporation	45,155	2,790,579
		107,250,331
BEVERAGES — 0.3%
Coca-Cola Bottling Co. Consolidated	7,929	2,282,204
MGP Ingredients, Inc. (b)	21,376	1,649,158
		3,931,362
BIOTECHNOLOGY — 2.2%
Acorda Therapeutics, Inc. (a)	67,821	901,341
AMAG Pharmaceuticals, Inc. (a) (b)	60,161	774,874
Anika Therapeutics, Inc. (a)	24,171	730,931
Cytokinetics, Inc. (a)	89,653	725,293
Eagle Pharmaceuticals, Inc. (a)	17,642	890,744
Emergent BioSolutions, Inc. (a)	76,885	3,884,230
Enanta Pharmaceuticals, Inc. (a)	26,769	2,556,975
Momenta Pharmaceuticals, Inc. (a)	165,345	2,402,463
Myriad Genetics, Inc. (a) (b)	124,531	4,134,429

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Progenics Pharmaceuticals, Inc. (a)	145,673	$675,923
REGENXBIO, Inc. (a)	51,787	2,967,913
Repligen Corp. (a) (b)	66,895	3,952,156
Spectrum Pharmaceuticals, Inc. (a)	175,962	1,881,034
Vanda Pharmaceuticals, Inc. (a)	90,434	1,663,986
		28,142,292
BUILDING PRODUCTS — 1.8%
AAON, Inc.	69,198	3,195,563
American Woodmark Corp. (a)	25,714	2,124,748
Apogee Enterprises, Inc.	46,567	1,745,797
Gibraltar Industries, Inc. (a)	55,187	2,241,144
Griffon Corp.	56,676	1,047,373
Insteel Industries, Inc.	30,632	640,821
Patrick Industries, Inc. (a)	38,499	1,744,775
PGT Innovations, Inc. (a)	99,585	1,379,252
Quanex Building Products Corp.	57,089	907,144
Simpson Manufacturing Co., Inc.	68,619	4,067,048
Universal Forest Products, Inc.	104,432	3,121,473
		22,215,138
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	81,776	2,729,683
Donnelley Financial Solutions, Inc. (a)	59,274	881,997
Greenhill & Co., Inc.	30,114	647,752
INTL. FCStone, Inc. (a)	27,165	1,052,916
Piper Jaffray Cos.	25,081	1,826,649
Virtus Investment Partners, Inc.	11,989	1,169,527
Waddell & Reed Financial, Inc. Class A (b)	130,882	2,262,950
WisdomTree Investments, Inc.	199,138	1,405,914
		11,977,388
CHEMICALS — 2.8%
AdvanSix, Inc. (a)	49,799	1,422,758
American Vanguard Corp.	45,664	786,334
Balchem Corp.	55,113	5,114,486
Ferro Corp. (a)	142,456	2,696,692
FutureFuel Corp.	44,703	599,020
Hawkins, Inc.	16,536	609,021
HB Fuller Co.	86,440	4,204,442
Innophos Holdings, Inc.	33,862	1,020,601
Innospec, Inc.	41,149	3,429,769
Koppers Holdings, Inc. (a)	34,790	903,844
Kraton Corp. (a)	54,240	1,745,443
Livent Corp. (a)	250,335	3,074,114
LSB Industries, Inc. (a)	34,400	214,656
Quaker Chemical Corp.	22,651	4,537,675
Rayonier Advanced Materials, Inc. (b)	84,477	1,145,508
Stepan Co.	34,720	3,038,694
Tredegar Corp.	44,172	712,936
		35,255,993
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	112,902	4,103,988
Security Description	Shares	Value
Brady Corp. Class A	83,815	$3,889,854
Interface, Inc.	101,317	1,552,177
LSC Communications, Inc.	58,912	384,695
Matthews International Corp. Class A	54,693	2,020,906
Mobile Mini, Inc.	76,627	2,600,720
Multi-Color Corp.	23,296	1,162,238
RR Donnelley & Sons Co.	122,127	576,439
Team, Inc. (a)	51,110	894,425
Tetra Tech, Inc.	93,898	5,595,382
UniFirst Corp.	26,255	4,030,143
US Ecology, Inc.	37,811	2,116,660
Viad Corp.	34,698	1,953,150
		30,880,777
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	79,759	1,092,698
Applied Optoelectronics, Inc. (a) (b)	33,048	403,186
CalAmp Corp. (a)	59,385	747,063
Comtech Telecommunications Corp.	41,115	954,690
Digi International, Inc. (a)	47,220	598,278
Extreme Networks, Inc. (a)	200,190	1,499,423
Finisar Corp. (a)	200,460	4,644,658
Harmonic, Inc. (a)	148,279	803,672
NETGEAR, Inc. (a)	53,542	1,773,311
Viavi Solutions, Inc. (a)	387,596	4,798,439
		17,315,418
CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	54,550	958,444
Arcosa, Inc.	82,763	2,528,410
Comfort Systems USA, Inc.	63,237	3,312,986
MYR Group, Inc. (a)	28,372	982,522
Orion Group Holdings, Inc. (a)	51,375	150,015
		7,932,377
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	27,375	1,133,872
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a) (b)	44,222	1,204,165
Enova International, Inc. (a)	57,457	1,311,169
EZCORP, Inc. Class A (a) (b)	87,583	816,274
FirstCash, Inc.	74,085	6,408,352
PRA Group, Inc. (a)	77,071	2,066,273
World Acceptance Corp. (a)	11,059	1,295,341
		13,101,574
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	58,169	995,272
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	78,558	2,916,858
DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)	28,084	845,890

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Career Education Corp. (a)	119,657	$1,976,734
Regis Corp. (a)	51,980	1,022,446
Strategic Education, Inc.	37,119	4,874,096
		8,719,166
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
ATN International, Inc.	18,684	1,053,591
Cincinnati Bell, Inc. (a)	85,685	817,435
Cogent Communications Holdings, Inc.	70,826	3,842,311
Consolidated Communications Holdings, Inc. (b)	120,539	1,315,080
Frontier Communications Corp. (a) (b)	178,233	354,684
Iridium Communications, Inc. (a) (b)	166,695	4,407,416
Vonage Holdings Corp. (a)	376,187	3,776,917
		15,567,434
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	68,757	4,044,287
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	44,146	1,806,896
Encore Wire Corp.	35,660	2,040,465
Powell Industries, Inc.	14,691	390,046
Vicor Corp. (a)	27,334	847,901
		5,085,308
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Anixter International, Inc. (a)	49,066	2,753,093
Arlo Technologies, Inc. (a)	128,077	528,958
Badger Meter, Inc.	49,926	2,777,883
Bel Fuse, Inc. Class B	17,014	430,114
Benchmark Electronics, Inc.	69,742	1,830,728
Control4 Corp. (a)	46,315	784,113
CTS Corp.	56,156	1,649,302
Daktronics, Inc.	67,663	504,089
ePlus, Inc. (a)	23,390	2,070,951
Fabrinet (a)	62,011	3,246,896
FARO Technologies, Inc. (a)	29,795	1,308,298
II-VI, Inc. (a)	101,240	3,770,178
Insight Enterprises, Inc. (a)	60,539	3,333,277
Itron, Inc. (a)	56,379	2,630,080
KEMET Corp.	99,409	1,686,971
Knowles Corp. (a)	154,723	2,727,766
Methode Electronics, Inc.	63,476	1,826,839
MTS Systems Corp.	30,792	1,676,932
OSI Systems, Inc. (a)	28,526	2,498,878
Park Electrochemical Corp.	33,053	518,932
Plexus Corp. (a)	53,020	3,231,569
Rogers Corp. (a)	31,473	5,000,430
Sanmina Corp. (a)	117,361	3,385,865
ScanSource, Inc. (a)	44,126	1,580,593
TTM Technologies, Inc. (a)	157,356	1,845,786
		53,598,521
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.3%
Archrock, Inc.	224,101	$2,191,708
C&J Energy Services, Inc. (a)	105,404	1,635,870
CARBO Ceramics, Inc. (a) (b)	33,995	118,982
Diamond Offshore Drilling, Inc. (a) (b)	110,772	1,161,998
Dril-Quip, Inc. (a)	61,495	2,819,546
Era Group, Inc. (a)	34,626	399,584
Exterran Corp. (a)	53,887	907,996
Geospace Technologies Corp. (a)	22,350	289,209
Gulf Island Fabrication, Inc. (a)	19,977	183,189
Helix Energy Solutions Group, Inc. (a)	240,266	1,900,504
KLX Energy Services Holdings, Inc. (a)	37,519	943,228
Matrix Service Co. (a)	45,910	898,918
Nabors Industries, Ltd. (b)	558,403	1,920,906
Newpark Resources, Inc. (a)	156,024	1,429,180
Noble Corp. PLC (a)	423,821	1,216,366
Oil States International, Inc. (a)	103,809	1,760,601
Pioneer Energy Services Corp. (a)	131,757	233,210
ProPetro Holding Corp. (a)	127,364	2,870,784
SEACOR Holdings, Inc. (a)	29,548	1,249,289
Superior Energy Services, Inc. (a)	259,846	1,213,481
TETRA Technologies, Inc. (a)	214,102	500,999
Unit Corp. (a)	92,186	1,312,729
US Silica Holdings, Inc.	123,986	2,152,397
		29,310,674
ENTERTAINMENT — 0.1%
Marcus Corp.	35,016	1,402,391
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.4%
Acadia Realty Trust REIT	139,652	3,808,310
Agree Realty Corp. REIT (b)	63,830	4,425,972
American Assets Trust, Inc. REIT	64,491	2,957,557
Armada Hoffler Properties, Inc. REIT	83,882	1,307,720
CareTrust REIT, Inc.	152,114	3,568,595
CBL & Associates Properties, Inc. REIT (b)	296,361	459,360
Cedar Realty Trust, Inc. REIT	149,760	509,184
Chatham Lodging Trust REIT	80,426	1,547,396
Chesapeake Lodging Trust REIT	104,214	2,898,191
Community Healthcare Trust, Inc. REIT	30,216	1,084,452
DiamondRock Hospitality Co. REIT	342,159	3,705,582
Easterly Government Properties, Inc. REIT	104,568	1,883,270
EastGroup Properties, Inc. REIT	61,927	6,913,530
Four Corners Property Trust, Inc. REIT	116,897	3,460,151
Franklin Street Properties Corp. REIT	184,184	1,324,283
Getty Realty Corp. REIT	58,279	1,866,676
Global Net Lease, Inc. REIT	143,811	2,718,028

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Hersha Hospitality Trust REIT	61,824	$1,059,663
Independence Realty Trust, Inc. REIT	150,855	1,627,726
Innovative Industrial Properties, Inc. REIT	16,208	1,324,032
iStar, Inc. REIT (b)	118,696	999,420
Kite Realty Group Trust REIT	143,774	2,298,946
Lexington Realty Trust REIT	355,136	3,217,532
LTC Properties, Inc. REIT	68,098	3,118,888
National Storage Affiliates Trust REIT	96,509	2,751,472
NorthStar Realty Europe Corp. REIT	85,334	1,481,398
Office Properties Income Trust	82,452	2,278,973
Pennsylvania Real Estate Investment Trust (b)	113,158	711,764
PS Business Parks, Inc. REIT	33,962	5,326,261
Retail Opportunity Investments Corp. REIT	195,476	3,389,554
RPT Realty REIT (b)	136,010	1,633,480
Saul Centers, Inc. REIT	19,958	1,025,243
Summit Hotel Properties, Inc. REIT	177,528	2,025,595
Universal Health Realty Income Trust REIT	21,755	1,647,071
Urstadt Biddle Properties, Inc. Class A REIT	50,095	1,033,961
Washington Prime Group, Inc. REIT (b)	317,121	1,791,734
Washington Real Estate Investment Trust	136,274	3,867,456
Whitestone REIT (b)	69,118	830,798
Xenia Hotels & Resorts, Inc. REIT	191,700	4,200,147
		92,079,371
FOOD & STAPLES RETAILING — 0.4%
Andersons, Inc.	45,110	1,453,896
Chefs' Warehouse, Inc. (a)	38,923	1,208,559
SpartanNash Co.	62,076	985,146
United Natural Foods, Inc. (a) (b)	84,910	1,122,510
		4,770,111
FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	112,606	2,749,839
Calavo Growers, Inc. (b)	26,827	2,249,444
Cal-Maine Foods, Inc.	51,859	2,314,467
Darling Ingredients, Inc. (a)	280,048	6,063,039
Dean Foods Co.	152,216	461,214
J&J Snack Foods Corp.	25,301	4,018,811
John B Sanfilippo & Son, Inc.	15,076	1,083,512
Seneca Foods Corp. Class A (a)	11,592	285,163
		19,225,489
GAS UTILITIES — 0.7%
Northwest Natural Holding Co.	49,082	3,221,252
South Jersey Industries, Inc.	157,002	5,035,054
		8,256,306
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
AngioDynamics, Inc. (a)	64,027	$1,463,657
Cardiovascular Systems, Inc. (a)	59,846	2,313,646
CONMED Corp.	44,197	3,676,307
CryoLife, Inc. (a)	58,580	1,708,779
Cutera, Inc. (a)	23,478	414,622
Heska Corp. (a)	11,693	995,308
Integer Holdings Corp. (a)	50,810	3,832,090
Invacare Corp. (b)	53,793	450,247
Lantheus Holdings, Inc. (a)	66,152	1,619,401
LeMaitre Vascular, Inc.	26,932	834,892
Meridian Bioscience, Inc.	73,081	1,286,956
Merit Medical Systems, Inc. (a)	93,360	5,772,449
Natus Medical, Inc. (a)	57,948	1,470,720
Neogen Corp. (a)	88,575	5,083,319
OraSure Technologies, Inc. (a)	104,885	1,169,468
Orthofix Medical, Inc. (a)	32,762	1,848,104
Surmodics, Inc. (a)	23,074	1,003,258
Tactile Systems Technology, Inc. (a)	28,617	1,508,688
Varex Imaging Corp. (a)	64,096	2,171,573
		38,623,484
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Addus HomeCare Corp. (a)	17,284	1,099,090
AMN Healthcare Services, Inc. (a)	80,340	3,783,211
BioTelemetry, Inc. (a)	57,429	3,596,204
Community Health Systems, Inc. (a)	199,036	742,404
CorVel Corp. (a)	15,722	1,025,703
Cross Country Healthcare, Inc. (a)	62,617	440,197
Diplomat Pharmacy, Inc. (a)	94,733	550,399
Ensign Group, Inc.	83,549	4,276,873
LHC Group, Inc. (a)	49,629	5,501,871
Magellan Health, Inc. (a)	41,039	2,705,291
Owens & Minor, Inc.	107,781	441,902
Providence Service Corp. (a)	19,053	1,269,311
Select Medical Holdings Corp. (a)	184,185	2,595,167
Tivity Health, Inc. (a)	81,495	1,431,052
US Physical Therapy, Inc.	21,541	2,262,451
		31,721,126
HEALTH CARE TECHNOLOGY — 1.2%
Computer Programs & Systems, Inc.	20,693	614,375
HealthStream, Inc. (a)	43,777	1,228,383
HMS Holdings Corp. (a)	143,875	4,260,139
NextGen Healthcare, Inc. (a)	81,027	1,363,684
Omnicell, Inc. (a)	69,594	5,625,979
Tabula Rasa HealthCare, Inc. (a) (b)	29,544	1,666,872
		14,759,432
HOTELS, RESTAURANTS & LEISURE — 1.8%
Belmond, Ltd. Class A (a)	152,894	3,811,647

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
BJ's Restaurants, Inc.	36,104	$1,706,997
Chuy's Holdings, Inc. (a)	29,181	664,451
Dave & Buster's Entertainment, Inc.	66,283	3,305,533
Dine Brands Global, Inc. (b)	30,093	2,747,190
El Pollo Loco Holdings, Inc. (a)	39,194	509,914
Fiesta Restaurant Group, Inc. (a)	38,936	510,451
Monarch Casino & Resort, Inc. (a)	20,376	894,914
Red Robin Gourmet Burgers, Inc. (a)	22,624	651,798
Ruth's Hospitality Group, Inc.	47,801	1,223,228
Shake Shack, Inc. Class A (a)	44,048	2,605,439
Wingstop, Inc.	49,851	3,790,172
		22,421,734
HOUSEHOLD DURABLES — 2.1%
Cavco Industries, Inc. (a)	14,510	1,705,360
Ethan Allen Interiors, Inc.	42,499	813,006
Installed Building Products, Inc. (a)	35,893	1,740,811
iRobot Corp. (a) (b)	47,299	5,566,619
La-Z-Boy, Inc.	78,401	2,586,449
LGI Homes, Inc. (a) (b)	31,940	1,924,066
M/I Homes, Inc. (a)	46,620	1,241,024
MDC Holdings, Inc.	83,412	2,423,953
Meritage Homes Corp. (a)	61,453	2,747,564
TopBuild Corp. (a)	59,051	3,827,686
Universal Electronics, Inc. (a)	23,502	873,099
William Lyon Homes Class A (a)	56,190	863,640
		26,313,277
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	16,193	413,893
Central Garden & Pet Co. Class A (a)	70,347	1,635,568
WD-40 Co.	23,511	3,983,704
		6,033,165
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	61,711	2,367,851
INSURANCE — 3.4%
Ambac Financial Group, Inc. (a)	78,270	1,418,252
American Equity Investment Life Holding Co.	153,746	4,154,217
AMERISAFE, Inc.	32,980	1,959,012
eHealth, Inc. (a)	31,466	1,961,590
Employers Holdings, Inc.	56,312	2,258,674
HCI Group, Inc.	11,244	480,456
Horace Mann Educators Corp.	70,331	2,476,355
James River Group Holdings, Ltd.	51,127	2,049,170
Navigators Group, Inc.	39,891	2,787,184
ProAssurance Corp.	92,012	3,184,535
RLI Corp.	66,637	4,781,205
Safety Insurance Group, Inc.	24,689	2,151,400
Selective Insurance Group, Inc.	100,306	6,347,364
Stewart Information Services Corp.	40,257	1,718,571
Third Point Reinsurance, Ltd. (a)	125,411	1,301,766
United Fire Group, Inc.	36,207	1,582,608
Security Description	Shares	Value
United Insurance Holdings Corp.	37,673	$599,001
Universal Insurance Holdings, Inc.	54,524	1,690,244
		42,901,604
INTERACTIVE MEDIA & SERVICES — 0.1%
Care.com, Inc. (a)	45,011	889,417
QuinStreet, Inc. (a)	65,704	879,777
		1,769,194
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Liquidity Services, Inc. (a)	40,418	311,623
PetMed Express, Inc. (b)	35,316	804,499
Shutterfly, Inc. (a)	58,278	2,368,418
Shutterstock, Inc.	31,962	1,490,388
Stamps.com, Inc. (a)	28,252	2,299,995
		7,274,923
IT SERVICES — 2.1%
Cardtronics PLC Class A (a)	64,083	2,280,073
CSG Systems International, Inc.	56,546	2,391,896
EVERTEC, Inc.	103,015	2,864,847
ExlService Holdings, Inc. (a)	58,648	3,520,053
ManTech International Corp. Class A	45,422	2,453,696
NIC, Inc.	114,309	1,953,541
Perficient, Inc. (a)	57,158	1,565,558
Sykes Enterprises, Inc. (a)	67,581	1,911,191
Travelport Worldwide, Ltd.	224,626	3,533,367
TTEC Holdings, Inc.	24,038	870,897
Unisys Corp. (a) (b)	88,231	1,029,656
Virtusa Corp. (a)	46,359	2,477,888
		26,852,663
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	152,628	2,431,364
Nautilus, Inc. (a)	52,324	290,922
Sturm Ruger & Co., Inc.	30,107	1,596,273
Vista Outdoor, Inc. (a)	97,000	776,970
		5,095,529
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Cambrex Corp. (a)	56,982	2,213,751
Luminex Corp.	71,705	1,649,932
Medpace Holdings, Inc. (a)	44,369	2,616,440
NeoGenomics, Inc. (a)	160,005	3,273,702
		9,753,825
MACHINERY — 5.6%
Actuant Corp. Class A	104,840	2,554,951
Alamo Group, Inc.	15,955	1,594,543
Albany International Corp. Class A	49,280	3,527,955
Astec Industries, Inc.	39,236	1,481,551
Barnes Group, Inc.	80,273	4,126,835
Briggs & Stratton Corp.	72,191	854,020
Chart Industries, Inc. (a)	54,006	4,888,623
CIRCOR International, Inc. (a)	34,294	1,117,984

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
EnPro Industries, Inc.	35,474	$2,286,299
ESCO Technologies, Inc.	43,515	2,916,810
Federal Signal Corp.	102,080	2,653,059
Franklin Electric Co., Inc.	65,200	3,331,068
Greenbrier Cos., Inc.	55,359	1,784,221
Harsco Corp. (a)	136,448	2,750,792
Hillenbrand, Inc.	106,242	4,412,230
John Bean Technologies Corp.	53,808	4,944,417
Lindsay Corp.	18,435	1,784,324
Lydall, Inc. (a)	30,173	707,859
Mueller Industries, Inc.	97,060	3,041,860
Proto Labs, Inc. (a)	46,018	4,838,333
SPX Corp. (a)	72,920	2,536,887
SPX FLOW, Inc. (a)	72,407	2,309,783
Standex International Corp.	21,787	1,599,166
Tennant Co.	30,980	1,923,548
Titan International, Inc.	88,818	530,243
Wabash National Corp.	93,381	1,265,313
Watts Water Technologies, Inc. Class A	46,968	3,795,954
		69,558,628
MARINE — 0.2%
Matson, Inc.	71,832	2,592,417
MEDIA — 0.6%
EW Scripps Co. Class A	95,811	2,012,031
Gannett Co., Inc. (b)	195,792	2,063,648
New Media Investment Group, Inc.	92,958	976,059
Scholastic Corp.	47,828	1,901,641
TechTarget, Inc. (a)	37,579	611,410
		7,564,789
METALS & MINING — 0.8%
AK Steel Holding Corp. (a) (b)	544,408	1,497,122
Century Aluminum Co. (a)	83,027	737,280
Haynes International, Inc.	21,709	712,706
Kaiser Aluminum Corp.	27,627	2,893,376
Materion Corp.	34,808	1,986,144
Olympic Steel, Inc.	15,671	248,699
SunCoke Energy, Inc. (a)	111,166	943,799
TimkenSteel Corp. (a) (b)	68,272	741,434
		9,760,560
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.5%
Apollo Commercial Real Estate Finance, Inc. REIT	192,314	3,500,115
ARMOUR Residential REIT, Inc.	96,633	1,887,242
Capstead Mortgage Corp. REIT	146,731	1,260,419
Granite Point Mortgage Trust, Inc. REIT	87,543	1,625,674
Invesco Mortgage Capital, Inc. REIT	215,067	3,398,059
New York Mortgage Trust, Inc. REIT (b)	318,288	1,938,374
PennyMac Mortgage Investment Trust REIT	116,513	2,412,984
Security Description	Shares	Value
Redwood Trust, Inc. REIT	160,220	$2,587,553
		18,610,420
MULTI-UTILITIES — 0.4%
Avista Corp.	111,727	4,538,351
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	68,726	2,612,962
JC Penney Co., Inc. (a) (b)	518,040	771,880
		3,384,842
OIL, GAS & CONSUMABLE FUELS — 2.0%
Bonanza Creek Energy, Inc. (a)	31,425	713,033
Carrizo Oil & Gas, Inc. (a) (b)	144,725	1,804,721
CONSOL Energy, Inc. (a)	47,083	1,611,180
Denbury Resources, Inc. (a) (b)	789,618	1,618,717
Green Plains, Inc.	65,159	1,086,852
Gulfport Energy Corp. (a)	254,404	2,040,320
HighPoint Resources Corp. (a)	195,356	431,737
Laredo Petroleum, Inc. (a)	259,440	801,670
Par Pacific Holdings, Inc. (a)	48,719	867,685
PDC Energy, Inc. (a)	112,403	4,572,554
Penn Virginia Corp. (a)	23,156	1,021,180
Renewable Energy Group, Inc. (a) (b)	63,300	1,390,068
REX American Resources Corp. (a)	9,230	744,030
Ring Energy, Inc. (a)	98,256	576,763
SRC Energy, Inc. (a) (b)	416,310	2,131,507
Whiting Petroleum Corp. (a)	154,650	4,042,551
		25,454,568
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	66,387	1,776,516
Clearwater Paper Corp. (a)	28,551	556,174
Mercer International, Inc.	74,722	1,009,494
Neenah, Inc.	28,909	1,860,583
PH Glatfelter Co.	75,835	1,070,790
Schweitzer-Mauduit International, Inc.	52,354	2,027,147
		8,300,704
PERSONAL PRODUCTS — 0.6%
Avon Products, Inc. (a)	749,896	2,204,694
Inter Parfums, Inc.	29,569	2,243,400
Medifast, Inc. (b)	20,365	2,597,556
		7,045,650
PHARMACEUTICALS — 1.4%
Akorn, Inc. (a)	163,747	576,389
Amphastar Pharmaceuticals, Inc. (a)	59,572	1,217,056
ANI Pharmaceuticals, Inc. (a)	13,626	961,178
Assertio Therapeutics, Inc. (a)	108,248	548,817
Corcept Therapeutics, Inc. (a)	177,574	2,084,719
Endo International PLC (a)	340,239	2,732,119
Innoviva, Inc. (a)	114,992	1,613,338
Lannett Co., Inc. (a) (b)	57,365	451,463
Medicines Co. (a) (b)	112,720	3,150,524

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Phibro Animal Health Corp. Class A	34,255	$1,130,415
Supernus Pharmaceuticals, Inc. (a)	89,431	3,133,662
		17,599,680
PROFESSIONAL SERVICES — 1.9%
Exponent, Inc.	87,556	5,053,732
Forrester Research, Inc.	16,863	815,326
FTI Consulting, Inc. (a)	64,344	4,942,906
Heidrick & Struggles International, Inc.	32,690	1,253,008
Kelly Services, Inc. Class A	52,818	1,165,165
Korn/Ferry International	96,333	4,313,792
Navigant Consulting, Inc.	69,493	1,353,029
Resources Connection, Inc.	50,574	836,494
TrueBlue, Inc. (a)	68,616	1,622,082
WageWorks, Inc. (a)	67,943	2,565,527
		23,921,061
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
HFF, Inc. Class A	66,163	3,159,283
Marcus & Millichap, Inc. (a)	36,447	1,484,487
RE/MAX Holdings, Inc. Class A	30,443	1,173,273
		5,817,043
ROAD & RAIL — 0.5%
ArcBest Corp.	43,807	1,348,818
Heartland Express, Inc.	82,054	1,582,001
Marten Transport, Ltd.	66,297	1,182,075
Saia, Inc. (a)	43,392	2,651,251
		6,764,145
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Energy Industries, Inc. (a)	65,504	3,254,239
Axcelis Technologies, Inc. (a)	55,529	1,117,243
Brooks Automation, Inc.	121,682	3,568,933
Cabot Microelectronics Corp.	49,382	5,528,809
CEVA, Inc. (a)	37,489	1,010,703
Cohu, Inc.	68,763	1,014,254
Diodes, Inc. (a)	68,547	2,378,581
DSP Group, Inc. (a)	32,463	456,754
FormFactor, Inc. (a)	126,135	2,029,512
Ichor Holdings, Ltd. (a)	38,089	860,050
Kopin Corp. (a) (b)	98,101	131,455
Kulicke & Soffa Industries, Inc.	113,384	2,506,920
MaxLinear, Inc. (a) (b)	106,726	2,724,715
Nanometrics, Inc. (a)	41,107	1,269,384
PDF Solutions, Inc. (a) (b)	47,090	581,562
Photronics, Inc. (a)	113,345	1,071,110
Power Integrations, Inc.	49,101	3,434,124
Rambus, Inc. (a)	184,650	1,929,592
Rudolph Technologies, Inc. (a)	53,037	1,209,244
Semtech Corp. (a)	111,958	5,699,782
SMART Global Holdings, Inc. (a)	20,996	403,123
SolarEdge Technologies, Inc. (a)	74,589	2,810,514
Security Description	Shares	Value
Ultra Clean Holdings, Inc. (a) (b)	67,311	$696,669
Veeco Instruments, Inc. (a)	78,594	851,959
Xperi Corp.	82,064	1,920,298
		48,459,529
SOFTWARE — 2.7%
8x8, Inc. (a)	163,959	3,311,972
Agilysys, Inc. (a)	28,308	599,280
Alarm.com Holdings, Inc. (a)	59,784	3,879,982
Bottomline Technologies DE, Inc. (a)	63,210	3,166,189
Ebix, Inc. (b)	37,669	1,859,719
LivePerson, Inc. (a)	98,851	2,868,656
MicroStrategy, Inc. Class A (a)	14,143	2,040,128
Monotype Imaging Holdings, Inc.	69,598	1,384,304
OneSpan, Inc. (a)	51,456	988,984
Progress Software Corp.	76,904	3,412,230
Qualys, Inc. (a)	57,810	4,783,199
SPS Commerce, Inc. (a)	30,129	3,195,482
TiVo Corp.	213,313	1,988,077
		33,478,202
SPECIALTY RETAIL — 4.0%
Abercrombie & Fitch Co. Class A	111,762	3,063,397
Asbury Automotive Group, Inc. (a)	33,404	2,316,902
Ascena Retail Group, Inc. (a) (b)	306,223	330,721
Barnes & Noble Education, Inc. (a)	61,739	259,304
Barnes & Noble, Inc. (b)	97,116	527,340
Buckle, Inc. (b)	48,458	907,134
Caleres, Inc.	73,570	1,816,443
Cato Corp. Class A	39,772	595,785
Chico's FAS, Inc. (b)	195,568	835,075
Children's Place, Inc. (b)	27,104	2,636,677
Conn's, Inc. (a) (b)	42,219	965,126
Designer Brands, Inc.	115,752	2,572,010
Express, Inc. (a)	117,462	502,737
GameStop Corp. Class A	175,896	1,787,103
Genesco, Inc. (a)	34,840	1,586,962
Group 1 Automotive, Inc.	29,891	1,933,948
Guess?, Inc.	97,384	1,908,726
Haverty Furniture Cos., Inc.	32,299	706,702
Hibbett Sports, Inc. (a)	30,002	684,346
Kirkland's, Inc. (a)	22,174	155,883
Lithia Motors, Inc. Class A (b)	37,940	3,518,935
Lumber Liquidators Holdings, Inc. (a) (b)	48,622	491,082
MarineMax, Inc. (a)	39,852	763,564
Monro, Inc. (b)	56,498	4,888,207
Office Depot, Inc.	927,778	3,367,834
Rent-A-Center, Inc. (a)	75,528	1,576,269
RH (a) (b)	31,733	3,266,912
Shoe Carnival, Inc. (b)	17,180	584,635
Sleep Number Corp. (a)	52,332	2,459,604
Sonic Automotive, Inc. Class A (b)	39,904	590,978
Tailored Brands, Inc. (b)	87,149	683,248
Tile Shop Holdings, Inc.	64,630	365,806
Vitamin Shoppe, Inc. (a)	25,238	177,676

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Zumiez, Inc. (a)	32,400	$806,436
		49,633,507
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	194,438	2,092,153
Cray, Inc. (a)	70,007	1,823,682
Diebold Nixdorf, Inc.	127,258	1,408,746
Electronics For Imaging, Inc. (a)	73,145	1,967,601
		7,292,182
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	114,471	2,947,628
Fossil Group, Inc. (a) (b)	77,161	1,058,649
G-III Apparel Group, Ltd. (a)	71,948	2,875,042
Movado Group, Inc.	28,430	1,034,284
Oxford Industries, Inc.	29,078	2,188,410
Steven Madden, Ltd.	132,906	4,497,539
Unifi, Inc. (a)	25,452	492,496
Vera Bradley, Inc. (a)	35,225	466,731
Wolverine World Wide, Inc.	155,659	5,561,696
		21,122,475
THRIFTS & MORTGAGE FINANCE — 1.8%
Axos Financial, Inc. (a) (b)	92,381	2,675,354
Dime Community Bancshares, Inc.	53,029	993,233
Flagstar Bancorp, Inc.	49,394	1,626,050
HomeStreet, Inc. (a)	46,342	1,221,112
Meta Financial Group, Inc.	47,169	928,286
NMI Holdings, Inc. Class A (a)	113,999	2,949,154
Northfield Bancorp, Inc.	80,041	1,112,570
Northwest Bancshares, Inc.	176,645	2,997,666
Oritani Financial Corp.	64,662	1,075,329
Provident Financial Services, Inc.	105,061	2,720,029
TrustCo Bank Corp. NY	166,059	1,288,618
Walker & Dunlop, Inc.	47,781	2,432,531
		22,019,932
TOBACCO — 0.2%
Universal Corp.	42,896	2,472,096
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	66,319	3,943,991
DXP Enterprises, Inc. (a)	27,158	1,056,989
Kaman Corp.	47,844	2,796,004
Veritiv Corp. (a)	21,972	578,303
		8,375,287
WATER UTILITIES — 0.7%
American States Water Co.	62,495	4,455,893
Security Description	Shares	Value
California Water Service Group	81,993	$4,450,580
		8,906,473
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	31,918	434,723
TOTAL COMMON STOCKS (Cost $1,200,627,232)		1,249,080,646
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (d) (Cost $17,421)	40,233	21,042
TOTAL RIGHTS (Cost $17,421)		21,042
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	944,077	944,077
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	15,969,232	15,969,232
TOTAL SHORT-TERM INVESTMENTS (Cost $16,913,309)		16,913,309
TOTAL INVESTMENTS — 101.2% (Cost $1,217,557,962)		1,266,014,997
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(15,618,811)
NET ASSETS — 100.0%		$1,250,396,186
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $21,042, representing less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,249,080,646	$—	$—	$1,249,080,646
Rights	—	21,042	—	21,042
Short-Term Investments	16,913,309	—	—	16,913,309
TOTAL INVESTMENTS	$1,265,993,955	$21,042	$—	$1,266,014,997
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,578,423	$1,578,423	$43,400,439	$44,034,785	$—	$—	944,077	$944,077	$19,665	$—
State Street Navigator Securities Lending Government Money Market Portfolio	25,802,547	25,802,547	113,396,438	123,229,753	—	—	15,969,232	15,969,232	258,158	—
Total		$27,380,970	$156,796,877	$167,264,538	$—	$—		$16,913,309	$277,823	$—
See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.1%
AAR Corp.	83,228	$2,705,742
Aerojet Rocketdyne Holdings, Inc. (a)	378,472	13,447,110
Aerovironment, Inc. (a)	111,731	7,643,518
Axon Enterprise, Inc. (a)	307,273	16,718,724
Cubic Corp.	80,560	4,530,695
Mercury Systems, Inc. (a)	151,754	9,724,396
National Presto Industries, Inc. (b)	26,702	2,898,502
Triumph Group, Inc.	106,017	2,020,684
		59,689,371
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	95,989	6,213,368
Hub Group, Inc. Class A (a)	78,626	3,211,872
		9,425,240
AIRLINES — 0.6%
Allegiant Travel Co.	66,941	8,666,851
Hawaiian Holdings, Inc. (b)	112,704	2,958,480
		11,625,331
AUTO COMPONENTS — 1.8%
Dorman Products, Inc. (a)	151,686	13,362,020
Fox Factory Holding Corp. (a)	198,477	13,871,557
Gentherm, Inc. (a)	120,649	4,447,122
Standard Motor Products, Inc.	53,691	2,636,228
		34,316,927
BANKS — 7.7%
Brookline Bancorp, Inc.	222,289	3,200,962
Central Pacific Financial Corp.	80,719	2,327,936
City Holding Co.	87,877	6,695,349
Community Bank System, Inc.	269,189	16,089,426
CVB Financial Corp.	254,338	5,353,815
Fidelity Southern Corp.	49,303	1,350,409
First BanCorp	580,373	6,651,075
First Midwest Bancorp, Inc.	309,097	6,324,125
Glacier Bancorp, Inc.	441,982	17,710,219
Great Western Bancorp, Inc.	136,159	4,301,263
Heritage Financial Corp.	98,858	2,979,580
Independent Bank Corp.	179,631	14,551,907
LegacyTexas Financial Group, Inc.	237,304	8,872,796
National Bank Holdings Corp. Class A	81,112	2,697,785
OFG Bancorp	106,737	2,112,325
Old National Bancorp	791,477	12,980,223
Preferred Bank	33,416	1,502,717
S&T Bancorp, Inc.	98,758	3,903,904
Seacoast Banking Corp. of Florida (a)	271,270	7,147,964
ServisFirst Bancshares, Inc.	104,828	3,538,993
Tompkins Financial Corp.	30,926	2,352,541
Triumph Bancorp, Inc. (a)	128,620	3,780,142
Veritex Holdings, Inc.	157,579	3,816,563
Security Description	Shares	Value
Westamerica Bancorporation	140,277	$8,669,119
		148,911,138
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	42,415	3,272,317
BIOTECHNOLOGY — 3.4%
Acorda Therapeutics, Inc. (a)	96,582	1,283,575
Cytokinetics, Inc. (a) (b)	159,803	1,292,806
Eagle Pharmaceuticals, Inc. (a) (b)	53,146	2,683,342
Emergent BioSolutions, Inc. (a)	144,439	7,297,058
Enanta Pharmaceuticals, Inc. (a)	82,043	7,836,747
Momenta Pharmaceuticals, Inc. (a)	337,080	4,897,772
Myriad Genetics, Inc. (a)	202,344	6,717,821
Progenics Pharmaceuticals, Inc. (a)	449,752	2,086,849
REGENXBIO, Inc. (a)	159,266	9,127,535
Repligen Corp. (a) (b)	205,671	12,151,043
Spectrum Pharmaceuticals, Inc. (a)	552,910	5,910,608
Vanda Pharmaceuticals, Inc. (a)	274,442	5,049,733
		66,334,889
BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	138,278	6,385,678
Gibraltar Industries, Inc. (a)	105,722	4,293,371
Insteel Industries, Inc.	53,448	1,118,132
PGT Innovations, Inc. (a)	166,381	2,304,377
Simpson Manufacturing Co., Inc.	102,931	6,100,720
		20,202,278
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	253,705	8,468,673
Greenhill & Co., Inc.	56,543	1,216,240
Virtus Investment Partners, Inc. (b)	18,410	1,795,895
Waddell & Reed Financial, Inc. Class A (b)	197,796	3,419,893
WisdomTree Investments, Inc. (b)	389,356	2,748,853
		17,649,554
CHEMICALS — 2.0%
Balchem Corp.	92,993	8,629,750
Ferro Corp. (a)	152,592	2,888,567
FutureFuel Corp.	69,983	937,772
Hawkins, Inc.	51,276	1,888,495
Innospec, Inc.	128,294	10,693,305
Quaker Chemical Corp.	69,811	13,985,238
		39,023,127
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Brady Corp. Class A	176,063	8,171,084
Mobile Mini, Inc.	234,467	7,957,810
Tetra Tech, Inc.	141,079	8,406,897
UniFirst Corp.	81,320	12,482,620
US Ecology, Inc.	116,564	6,525,253
		43,543,664
COMMUNICATIONS EQUIPMENT — 1.1%
CalAmp Corp. (a)	112,776	1,418,722
Extreme Networks, Inc. (a)	314,714	2,357,208

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Harmonic, Inc. (a)	461,265	$2,500,056
Viavi Solutions, Inc. (a)	1,191,607	14,752,095
		21,028,081
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	106,960	5,603,634
CONSUMER FINANCE — 1.1%
FirstCash, Inc.	227,818	19,706,257
World Acceptance Corp. (a)	18,553	2,173,113
		21,879,370
DIVERSIFIED CONSUMER SERVICES — 1.4%
American Public Education, Inc. (a)	87,360	2,631,283
Career Education Corp. (a)	365,357	6,035,698
Regis Corp. (a)	160,730	3,161,559
Strategic Education, Inc.	114,166	14,991,137
		26,819,677
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
ATN International, Inc.	57,762	3,257,199
Cogent Communications Holdings, Inc.	145,697	7,904,062
Consolidated Communications Holdings, Inc. (b)	208,430	2,273,971
Iridium Communications, Inc. (a) (b)	509,969	13,483,581
Vonage Holdings Corp. (a)	542,058	5,442,262
		32,361,075
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	113,909	6,700,127
ELECTRICAL EQUIPMENT — 0.3%
AZZ, Inc.	98,398	4,027,430
Vicor Corp. (a) (b)	86,074	2,670,016
		6,697,446
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Arlo Technologies, Inc. (a)	168,609	696,355
Badger Meter, Inc.	79,707	4,434,898
Control4 Corp. (a)	76,752	1,299,411
CTS Corp.	173,152	5,085,474
ePlus, Inc. (a)	35,934	3,181,596
Fabrinet (a)	118,720	6,216,179
FARO Technologies, Inc. (a)	47,429	2,082,608
KEMET Corp.	303,474	5,149,954
Knowles Corp. (a)	249,550	4,399,567
MTS Systems Corp.	41,778	2,275,230
OSI Systems, Inc. (a)	38,610	3,382,236
Park Electrochemical Corp.	54,186	850,720
Rogers Corp. (a)	64,364	10,226,152
		49,280,380
ENERGY EQUIPMENT & SERVICES — 1.3%
Archrock, Inc.	683,314	6,682,811
Security Description	Shares	Value
Era Group, Inc. (a)	51,199	$590,836
KLX Energy Services Holdings, Inc. (a)	118,912	2,989,448
Nabors Industries, Ltd. (b)	837,054	2,879,466
Noble Corp. PLC (a)	564,478	1,620,052
Pioneer Energy Services Corp. (a)	416,066	736,437
ProPetro Holding Corp. (a)	386,950	8,721,853
Unit Corp. (a)	126,523	1,801,687
		26,022,590
ENTERTAINMENT — 0.2%
Marcus Corp.	112,596	4,509,470
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Acadia Realty Trust REIT	245,598	6,697,458
Agree Realty Corp. REIT (b)	196,456	13,622,259
American Assets Trust, Inc. REIT	110,674	5,075,510
Armada Hoffler Properties, Inc. REIT	263,945	4,114,903
CareTrust REIT, Inc.	466,603	10,946,506
Community Healthcare Trust, Inc. REIT	93,690	3,362,534
DiamondRock Hospitality Co. REIT	661,235	7,161,175
Easterly Government Properties, Inc. REIT	318,445	5,735,194
EastGroup Properties, Inc. REIT	190,910	21,313,192
Four Corners Property Trust, Inc. REIT	355,747	10,530,111
Getty Realty Corp. REIT	103,775	3,323,913
Global Net Lease, Inc. REIT	184,513	3,487,296
Innovative Industrial Properties, Inc. REIT (b)	51,813	4,232,604
LTC Properties, Inc. REIT	142,425	6,523,065
National Storage Affiliates Trust REIT	299,286	8,532,644
NorthStar Realty Europe Corp. REIT (b)	206,491	3,584,684
Office Properties Income Trust	137,352	3,796,409
PS Business Parks, Inc. REIT	59,462	9,325,426
RPT Realty REIT (b)	268,637	3,226,330
Saul Centers, Inc. REIT	38,426	1,973,944
Universal Health Realty Income Trust REIT	42,337	3,205,334
Urstadt Biddle Properties, Inc. Class A REIT	158,558	3,272,637
Washington Prime Group, Inc. REIT (b)	973,408	5,499,755
Washington Real Estate Investment Trust	189,254	5,371,029
		153,913,912
FOOD & STAPLES RETAILING — 0.1%
Chefs' Warehouse, Inc. (a)	70,841	2,199,613
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	221,989	5,420,971
Calavo Growers, Inc. (b)	55,674	4,668,265

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cal-Maine Foods, Inc. (b)	69,200	$3,088,396
J&J Snack Foods Corp.	48,396	7,687,221
John B Sanfilippo & Son, Inc.	20,955	1,506,036
		22,370,889
GAS UTILITIES — 0.3%
Northwest Natural Holding Co.	100,539	6,598,375
HEALTH CARE EQUIPMENT & SUPPLIES — 5.4%
AngioDynamics, Inc. (a)	197,489	4,514,598
Cardiovascular Systems, Inc. (a)	182,800	7,067,048
CONMED Corp.	134,081	11,152,858
CryoLife, Inc. (a)	177,978	5,191,618
Cutera, Inc. (a)	34,776	614,144
Heska Corp. (a)	36,363	3,095,219
Integer Holdings Corp. (a)	155,993	11,764,992
Lantheus Holdings, Inc. (a)	128,921	3,155,986
LeMaitre Vascular, Inc.	50,669	1,570,739
Meridian Bioscience, Inc.	225,572	3,972,323
Merit Medical Systems, Inc. (a)	286,562	17,718,128
Natus Medical, Inc. (a)	104,203	2,644,672
Neogen Corp. (a)	273,361	15,688,188
OraSure Technologies, Inc. (a)	146,571	1,634,267
Orthofix Medical, Inc. (a)	65,445	3,691,752
Surmodics, Inc. (a)	70,467	3,063,905
Tactile Systems Technology, Inc. (a)	88,312	4,655,809
Varex Imaging Corp. (a)	120,942	4,097,515
		105,293,761
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Addus HomeCare Corp. (a)	53,643	3,411,158
AMN Healthcare Services, Inc. (a)	246,172	11,592,240
BioTelemetry, Inc. (a)	174,984	10,957,498
Community Health Systems, Inc. (a)	244,111	910,534
CorVel Corp. (a)	47,857	3,122,191
Ensign Group, Inc.	258,362	13,225,551
LHC Group, Inc. (a)	97,606	10,820,601
Tivity Health, Inc. (a)	248,965	4,371,825
US Physical Therapy, Inc.	66,047	6,936,916
		65,348,514
HEALTH CARE TECHNOLOGY — 2.2%
Computer Programs & Systems, Inc.	30,430	903,467
HealthStream, Inc. (a)	76,780	2,154,447
HMS Holdings Corp. (a)	442,216	13,094,016
NextGen Healthcare, Inc. (a)	254,572	4,284,447
Omnicell, Inc. (a)	211,952	17,134,199
Tabula Rasa HealthCare, Inc. (a) (b)	91,712	5,174,391
		42,744,967
HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (a)	472,038	11,767,907
Security Description	Shares	Value
BJ's Restaurants, Inc.	109,661	$5,184,772
Chuy's Holdings, Inc. (a)	58,626	1,334,914
Dave & Buster's Entertainment, Inc.	203,874	10,167,197
Dine Brands Global, Inc. (b)	91,488	8,351,940
El Pollo Loco Holdings, Inc. (a)	118,415	1,540,579
Fiesta Restaurant Group, Inc. (a)	61,139	801,532
Monarch Casino & Resort, Inc. (a)	33,890	1,488,449
Ruth's Hospitality Group, Inc.	146,289	3,743,536
Shake Shack, Inc. Class A (a)	137,075	8,107,986
Wingstop, Inc.	153,808	11,694,022
		64,182,834
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	45,193	5,311,533
iRobot Corp. (a) (b)	145,604	17,136,135
		22,447,668
HOUSEHOLD PRODUCTS — 0.6%
WD-40 Co. (b)	72,437	12,273,725
INDUSTRIAL CONGLOMERATES — 0.4%
Raven Industries, Inc.	190,210	7,298,358
INSURANCE — 3.3%
American Equity Investment Life Holding Co.	224,609	6,068,935
AMERISAFE, Inc.	68,645	4,077,513
eHealth, Inc. (a)	96,042	5,987,258
HCI Group, Inc. (b)	38,574	1,648,267
Navigators Group, Inc.	121,871	8,515,127
RLI Corp.	205,757	14,763,065
Selective Insurance Group, Inc.	201,153	12,728,962
United Fire Group, Inc.	112,688	4,925,592
Universal Insurance Holdings, Inc.	170,013	5,270,403
		63,985,122
INTERACTIVE MEDIA & SERVICES — 0.3%
Care.com, Inc. (a)	135,760	2,682,618
QuinStreet, Inc. (a)	204,537	2,738,750
		5,421,368
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Liquidity Services, Inc. (a)	140,724	1,084,982
Shutterfly, Inc. (a)	110,863	4,505,472
Shutterstock, Inc.	50,355	2,348,054
Stamps.com, Inc. (a)	85,867	6,990,432
		14,928,940
IT SERVICES — 2.2%
Cardtronics PLC Class A (a)	193,073	6,869,537
CSG Systems International, Inc.	73,343	3,102,409
EVERTEC, Inc.	202,370	5,627,910
ExlService Holdings, Inc. (a)	76,546	4,594,291
NIC, Inc.	162,884	2,783,687
Perficient, Inc. (a)	172,479	4,724,200
Travelport Worldwide, Ltd.	322,618	5,074,781
Unisys Corp. (a)	271,387	3,167,086

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Virtusa Corp. (a)	144,306	$7,713,156
		43,657,057
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	320,802	5,110,376
Sturm Ruger & Co., Inc.	59,448	3,151,933
		8,262,309
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Cambrex Corp. (a)	125,827	4,888,379
Luminex Corp.	219,047	5,040,272
Medpace Holdings, Inc. (a)	137,531	8,110,203
NeoGenomics, Inc. (a)	494,809	10,123,792
		28,162,646
MACHINERY — 5.5%
Actuant Corp. Class A	168,958	4,117,507
Albany International Corp. Class A	152,780	10,937,520
Barnes Group, Inc.	107,190	5,510,638
Chart Industries, Inc. (a)	75,221	6,809,005
ESCO Technologies, Inc.	135,998	9,115,946
Federal Signal Corp.	174,974	4,547,574
Franklin Electric Co., Inc.	200,492	10,243,136
Harsco Corp. (a)	415,008	8,366,561
Hillenbrand, Inc.	138,293	5,743,308
John Bean Technologies Corp.	86,171	7,918,253
Lindsay Corp. (b)	25,765	2,493,795
Proto Labs, Inc. (a)	140,994	14,824,109
SPX Corp. (a)	224,447	7,808,511
Tennant Co.	45,971	2,854,340
Watts Water Technologies, Inc. Class A	69,795	5,640,832
		106,931,035
MARINE — 0.4%
Matson, Inc.	225,919	8,153,417
MEDIA — 0.4%
EW Scripps Co. Class A	295,419	6,203,799
TechTarget, Inc. (a)	76,447	1,243,793
		7,447,592
METALS & MINING — 1.0%
AK Steel Holding Corp. (a) (b)	1,007,109	2,769,550
Kaiser Aluminum Corp.	83,990	8,796,273
Materion Corp.	69,983	3,993,230
SunCoke Energy, Inc. (a)	344,437	2,924,270
		18,483,323
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
ARMOUR Residential REIT, Inc.	171,999	3,359,141
Granite Point Mortgage Trust, Inc. REIT	131,251	2,437,331
New York Mortgage Trust, Inc. REIT	446,738	2,720,634
Security Description	Shares	Value
Redwood Trust, Inc. REIT	506,326	$8,177,165
		16,694,271
MULTI-UTILITIES — 0.3%
Avista Corp.	163,344	6,635,033
OIL, GAS & CONSUMABLE FUELS — 1.7%
Bonanza Creek Energy, Inc. (a)	51,720	1,173,527
Carrizo Oil & Gas, Inc. (a) (b)	450,157	5,613,458
CONSOL Energy, Inc. (a)	62,031	2,122,701
Denbury Resources, Inc. (a) (b)	2,404,367	4,928,952
HighPoint Resources Corp. (a) (b)	587,620	1,298,640
Penn Virginia Corp. (a)	71,317	3,145,080
Renewable Energy Group, Inc. (a) (b)	193,865	4,257,275
Whiting Petroleum Corp. (a) (b)	371,935	9,722,381
		32,262,014
PERSONAL PRODUCTS — 1.1%
Avon Products, Inc. (a)	2,303,324	6,771,773
Inter Parfums, Inc.	89,788	6,812,215
Medifast, Inc. (b)	61,965	7,903,636
		21,487,624
PHARMACEUTICALS — 2.4%
Akorn, Inc. (a)	200,271	704,954
Amphastar Pharmaceuticals, Inc. (a)	183,847	3,755,994
ANI Pharmaceuticals, Inc. (a)	44,117	3,112,013
Corcept Therapeutics, Inc. (a) (b)	543,910	6,385,503
Endo International PLC (a)	1,051,483	8,443,408
Innoviva, Inc. (a)	354,150	4,968,725
Medicines Co. (a) (b)	258,322	7,220,100
Phibro Animal Health Corp. Class A	50,507	1,666,731
Supernus Pharmaceuticals, Inc. (a)	274,441	9,616,413
		45,873,841
PROFESSIONAL SERVICES — 2.2%
Exponent, Inc.	269,213	15,538,974
Forrester Research, Inc.	54,433	2,631,836
FTI Consulting, Inc. (a)	94,676	7,273,010
Heidrick & Struggles International, Inc.	53,448	2,048,662
Korn/Ferry International	177,328	7,940,748
Navigant Consulting, Inc.	106,373	2,071,082
WageWorks, Inc. (a)	125,693	4,746,168
		42,250,480
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
HFF, Inc. Class A	87,360	4,171,440
Marcus & Millichap, Inc. (a)	113,116	4,607,215
		8,778,655
ROAD & RAIL — 0.1%
Heartland Express, Inc.	151,629	2,923,407

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Advanced Energy Industries, Inc. (a)	83,278	$4,137,251
Axcelis Technologies, Inc. (a)	80,992	1,629,559
Brooks Automation, Inc.	370,587	10,869,317
Cabot Microelectronics Corp.	151,476	16,959,253
CEVA, Inc. (a)	51,301	1,383,075
Cohu, Inc.	97,446	1,437,328
Diodes, Inc. (a)	101,281	3,514,451
DSP Group, Inc. (a)	51,374	722,832
Kopin Corp. (a) (b)	191,402	256,479
MaxLinear, Inc. (a) (b)	200,188	5,110,800
Nanometrics, Inc. (a)	128,763	3,976,201
Power Integrations, Inc.	93,351	6,528,969
Rudolph Technologies, Inc. (a)	72,750	1,658,700
Semtech Corp. (a)	341,888	17,405,518
SMART Global Holdings, Inc. (a) (b)	46,922	900,902
SolarEdge Technologies, Inc. (a)	153,401	5,780,150
		82,270,785
SOFTWARE — 3.7%
8x8, Inc. (a)	500,541	10,110,928
Agilysys, Inc. (a)	92,322	1,954,457
Alarm.com Holdings, Inc. (a)	109,232	7,089,157
Bottomline Technologies DE, Inc. (a)	196,355	9,835,422
Ebix, Inc. (b)	63,746	3,147,140
LivePerson, Inc. (a)	195,412	5,670,856
MicroStrategy, Inc. Class A (a)	22,582	3,257,454
Monotype Imaging Holdings, Inc.	142,297	2,830,287
OneSpan, Inc. (a)	109,959	2,113,412
Progress Software Corp.	161,292	7,156,526
Qualys, Inc. (a)	108,377	8,967,113
SPS Commerce, Inc. (a)	92,236	9,782,550
		71,915,302
SPECIALTY RETAIL — 2.8%
Asbury Automotive Group, Inc. (a)	48,992	3,398,085
Ascena Retail Group, Inc. (a) (b)	924,168	998,101
Children's Place, Inc. (b)	84,448	8,215,102
Designer Brands, Inc.	196,378	4,363,519
Guess?, Inc.	299,692	5,873,963
Monro, Inc. (b)	173,413	15,003,693
RH (a) (b)	47,705	4,911,230
Shoe Carnival, Inc. (b)	53,345	1,815,330
Sleep Number Corp. (a)	159,141	7,479,627
Tailored Brands, Inc. (b)	265,520	2,081,677
		54,140,327
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	595,706	6,409,796
Cray, Inc. (a)	125,979	3,281,753
Diebold Nixdorf, Inc.	184,325	2,040,478
		11,732,027
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	348,493	$8,973,695
Movado Group, Inc.	59,695	2,171,704
Oxford Industries, Inc.	60,363	4,542,919
Steven Madden, Ltd.	191,359	6,475,589
Wolverine World Wide, Inc.	296,314	10,587,299
		32,751,206
THRIFTS & MORTGAGE FINANCE — 0.6%
Axos Financial, Inc. (a) (b)	137,035	3,968,534
HomeStreet, Inc. (a)	71,848	1,893,195
NMI Holdings, Inc. Class A (a)	165,737	4,287,616
TrustCo Bank Corp. NY	260,752	2,023,435
		12,172,780
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	112,588	6,695,609
DXP Enterprises, Inc. (a)	81,071	3,155,283
Kaman Corp.	65,014	3,799,418
		13,650,310
WATER UTILITIES — 0.9%
American States Water Co.	131,323	9,363,330
California Water Service Group	142,642	7,742,608
		17,105,938
TOTAL COMMON STOCKS (Cost $1,816,563,937)		1,937,645,111
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	2,244,677	2,244,677
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	28,773,653	28,773,653
TOTAL SHORT-TERM INVESTMENTS (Cost $31,018,330)		31,018,330
TOTAL INVESTMENTS — 101.3% (Cost $1,847,582,267)		1,968,663,441
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(26,026,023)
NET ASSETS — 100.0%		$1,942,637,418
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,937,645,111	$—	$—	$1,937,645,111
Short-Term Investments	31,018,330	—	—	31,018,330
TOTAL INVESTMENTS	$1,968,663,441	$—	$—	$1,968,663,441
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,103,414	$4,103,414	$59,653,356	$61,512,093	$—	$—	2,244,677	$2,244,677	$55,402	$—
State Street Navigator Securities Lending Government Money Market Portfolio	51,397,571	51,397,571	281,140,028	303,763,946	—	—	28,773,653	28,773,653	421,533	—
Total		$55,500,985	$340,793,384	$365,276,039	$—	$—		$31,018,330	$476,935	$—
See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	93,874	$3,051,844
Cubic Corp.	74,716	4,202,028
Mercury Systems, Inc. (a)	108,671	6,963,638
Moog, Inc. Class A	179,730	15,627,523
Triumph Group, Inc.	159,913	3,047,942
		32,892,975
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	143,790	7,270,022
Echo Global Logistics, Inc. (a)	154,547	3,829,675
Forward Air Corp.	57,526	3,723,658
Hub Group, Inc. Class A (a)	107,251	4,381,203
		19,204,558
AIRLINES — 1.0%
Hawaiian Holdings, Inc. (b)	148,069	3,886,811
SkyWest, Inc.	286,025	15,528,297
		19,415,108
AUTO COMPONENTS — 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	617,115	8,830,916
Cooper Tire & Rubber Co.	276,432	8,262,552
Cooper-Standard Holdings, Inc. (a)	90,257	4,238,469
Garrett Motion, Inc. (a) (b)	407,741	6,006,025
Gentherm, Inc. (a)	57,511	2,119,855
LCI Industries	137,495	10,562,366
Motorcar Parts of America, Inc. (a)	101,407	1,913,550
Standard Motor Products, Inc.	54,940	2,697,554
Superior Industries International, Inc. (b)	123,693	588,779
		45,220,066
AUTOMOBILES — 0.3%
Winnebago Industries, Inc. (b)	162,457	5,060,536
BANKS — 9.4%
Ameris Bancorp	220,169	7,562,805
Banc of California, Inc.	235,939	3,265,396
Banner Corp.	174,718	9,464,474
Berkshire Hills Bancorp, Inc.	226,961	6,182,418
Boston Private Financial Holdings, Inc.	460,330	5,045,217
Brookline Bancorp, Inc.	207,809	2,992,450
Central Pacific Financial Corp.	74,967	2,162,048
Columbia Banking System, Inc.	405,641	13,260,404
Customers Bancorp, Inc. (a)	158,491	2,901,970
CVB Financial Corp.	302,313	6,363,689
Eagle Bancorp, Inc. (a)	174,959	8,782,942
Fidelity Southern Corp.	73,086	2,001,826
First BanCorp	586,672	6,723,261
First Commonwealth Financial Corp.	550,994	6,942,524
First Financial Bancorp	544,689	13,105,217
First Midwest Bancorp, Inc.	268,455	5,492,589
Security Description	Shares	Value
Franklin Financial Network, Inc.	69,524	$2,016,891
Great Western Bancorp, Inc.	171,558	5,419,517
Hanmi Financial Corp.	171,800	3,654,186
Heritage Financial Corp.	79,246	2,388,474
Hope Bancorp, Inc.	672,749	8,799,557
National Bank Holdings Corp. Class A	60,422	2,009,636
NBT Bancorp, Inc.	241,528	8,697,423
OFG Bancorp	127,834	2,529,835
Opus Bank	117,141	2,319,392
Pacific Premier Bancorp, Inc.	251,312	6,667,307
Preferred Bank	43,720	1,966,088
S&T Bancorp, Inc.	86,505	3,419,543
ServisFirst Bancshares, Inc.	146,309	4,939,392
Simmons First National Corp. Class A	515,520	12,619,930
Southside Bancshares, Inc.	176,702	5,871,808
Tompkins Financial Corp.	35,777	2,721,556
United Community Banks, Inc.	438,358	10,928,265
Veritex Holdings, Inc.	87,616	2,122,060
		191,340,090
BEVERAGES — 0.5%
Coca-Cola Bottling Co. Consolidated	25,795	7,424,575
MGP Ingredients, Inc. (b)	26,595	2,051,804
		9,476,379
BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (a)	121,479	1,614,456
AMAG Pharmaceuticals, Inc. (a) (b)	196,875	2,535,750
Anika Therapeutics, Inc. (a)	80,942	2,447,686
Cytokinetics, Inc. (a)	143,492	1,160,850
Emergent BioSolutions, Inc. (a)	98,002	4,951,061
Momenta Pharmaceuticals, Inc. (a)	186,074	2,703,655
Myriad Genetics, Inc. (a)	192,178	6,380,310
		21,793,768
BUILDING PRODUCTS — 2.5%
AAON, Inc.	78,479	3,624,160
American Woodmark Corp. (a)	83,791	6,923,650
Apogee Enterprises, Inc.	151,528	5,680,785
Gibraltar Industries, Inc. (a)	66,366	2,695,123
Griffon Corp.	192,701	3,561,114
Insteel Industries, Inc.	46,885	980,834
Patrick Industries, Inc. (a)	124,783	5,655,166
PGT Innovations, Inc. (a)	151,982	2,104,951
Quanex Building Products Corp.	184,385	2,929,878
Simpson Manufacturing Co., Inc.	114,919	6,811,249
Universal Forest Products, Inc.	336,650	10,062,469
		51,029,379
CAPITAL MARKETS — 1.0%
Donnelley Financial Solutions, Inc. (a)	185,751	2,763,975
Greenhill & Co., Inc.	38,709	832,631
INTL. FCStone, Inc. (a)	90,608	3,511,966

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Piper Jaffray Cos.	81,692	$5,949,628
Virtus Investment Partners, Inc.	18,057	1,761,460
Waddell & Reed Financial, Inc. Class A (b)	212,066	3,666,621
WisdomTree Investments, Inc.	238,746	1,685,547
		20,171,828
CHEMICALS — 3.6%
AdvanSix, Inc. (a)	161,725	4,620,483
American Vanguard Corp.	144,935	2,495,781
Balchem Corp.	80,144	7,437,363
Ferro Corp. (a)	303,050	5,736,737
FutureFuel Corp.	72,099	966,127
HB Fuller Co.	284,018	13,814,636
Innophos Holdings, Inc.	108,501	3,270,220
Koppers Holdings, Inc. (a)	111,927	2,907,863
Kraton Corp. (a)	179,242	5,768,008
Livent Corp. (a)	816,548	10,027,209
LSB Industries, Inc. (a)	110,595	690,113
Rayonier Advanced Materials, Inc. (b)	273,582	3,709,772
Stepan Co.	112,029	9,804,778
Tredegar Corp.	138,424	2,234,163
		73,483,253
COMMERCIAL SERVICES & SUPPLIES — 2.7%
ABM Industries, Inc.	369,600	13,434,960
Brady Corp. Class A	87,177	4,045,885
Interface, Inc.	333,685	5,112,054
LSC Communications, Inc.	189,965	1,240,471
Matthews International Corp. Class A	177,876	6,572,518
Multi-Color Corp.	77,277	3,855,350
RR Donnelley & Sons Co.	401,311	1,894,188
Team, Inc. (a) (b)	166,157	2,907,748
Tetra Tech, Inc.	156,999	9,355,570
Viad Corp.	112,386	6,326,208
		54,744,952
COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc.	264,792	3,627,651
Applied Optoelectronics, Inc. (a) (b)	107,257	1,308,535
CalAmp Corp. (a)	77,223	971,465
Comtech Telecommunications Corp.	134,745	3,128,779
Digi International, Inc. (a)	156,547	1,983,451
Extreme Networks, Inc. (a)	322,526	2,415,720
Finisar Corp. (a)	653,143	15,133,323
NETGEAR, Inc. (a)	176,852	5,857,338
		34,426,262
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	176,033	3,092,900
Arcosa, Inc.	271,850	8,305,017
Comfort Systems USA, Inc.	91,133	4,774,458
MYR Group, Inc. (a)	91,584	3,171,554
Security Description	Shares	Value
Orion Group Holdings, Inc. (a)	155,926	$455,304
		19,799,233
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	87,826	3,637,753
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a) (b)	143,268	3,901,188
Enova International, Inc. (a)	186,444	4,254,652
EZCORP, Inc. Class A (a) (b)	294,226	2,742,186
PRA Group, Inc. (a)	252,907	6,780,437
World Acceptance Corp. (a)	16,174	1,894,460
		19,572,923
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	195,762	3,349,488
DISTRIBUTORS — 0.5%
Core-Mark Holding Co., Inc.	253,464	9,411,118
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cincinnati Bell, Inc. (a)	273,655	2,610,669
Cogent Communications Holdings, Inc.	76,542	4,152,404
Consolidated Communications Holdings, Inc. (b)	182,804	1,994,392
Frontier Communications Corp. (a) (b)	601,554	1,197,092
Vonage Holdings Corp. (a)	655,556	6,581,782
		16,536,339
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	107,275	6,309,915
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	43,080	1,763,264
Encore Wire Corp.	115,028	6,581,902
Powell Industries, Inc.	49,679	1,318,978
		9,664,144
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.0%
Anixter International, Inc. (a)	159,102	8,927,213
Arlo Technologies, Inc. (a)	243,931	1,007,435
Badger Meter, Inc.	76,524	4,257,795
Bel Fuse, Inc. Class B	55,706	1,408,248
Benchmark Electronics, Inc.	226,779	5,952,949
Control4 Corp. (a)	70,003	1,185,151
Daktronics, Inc.	219,837	1,637,786
ePlus, Inc. (a)	37,015	3,277,308
Fabrinet (a)	80,311	4,205,084
FARO Technologies, Inc. (a)	47,223	2,073,562
II-VI, Inc. (a) (b)	329,788	12,281,305
Insight Enterprises, Inc. (a)	196,346	10,810,811
Itron, Inc. (a)	187,350	8,739,878
Knowles Corp. (a)	240,074	4,232,505
Methode Electronics, Inc.	207,330	5,966,957
MTS Systems Corp.	54,631	2,975,204
OSI Systems, Inc. (a)	53,769	4,710,164
Park Electrochemical Corp.	52,739	828,002

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Plexus Corp. (a)	170,920	$10,417,574
Rogers Corp. (a)	33,955	5,394,770
Sanmina Corp. (a)	378,514	10,920,129
ScanSource, Inc. (a)	143,438	5,137,949
TTM Technologies, Inc. (a)	517,685	6,072,445
		122,420,224
ENERGY EQUIPMENT & SERVICES — 3.4%
C&J Energy Services, Inc. (a)	342,519	5,315,895
CARBO Ceramics, Inc. (a) (b)	120,623	422,180
Diamond Offshore Drilling, Inc. (a) (b)	363,261	3,810,608
Dril-Quip, Inc. (a)	201,190	9,224,561
Era Group, Inc. (a)	61,833	713,553
Exterran Corp. (a)	173,860	2,929,541
Geospace Technologies Corp. (a)	77,486	1,002,669
Gulf Island Fabrication, Inc. (a)	74,159	680,038
Helix Energy Solutions Group, Inc. (a)	780,483	6,173,621
Matrix Service Co. (a)	148,477	2,907,180
Nabors Industries, Ltd. (b)	921,208	3,168,955
Newpark Resources, Inc. (a)	502,191	4,600,070
Noble Corp. PLC (a)	801,885	2,301,410
Oil States International, Inc. (a)	336,207	5,702,071
SEACOR Holdings, Inc. (a)	95,666	4,044,758
Superior Energy Services, Inc. (a)	854,779	3,991,818
TETRA Technologies, Inc. (a)	716,597	1,676,837
Unit Corp. (a)	172,521	2,456,699
US Silica Holdings, Inc. (b)	410,140	7,120,030
		68,242,494
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.8%
Acadia Realty Trust REIT	196,513	5,358,909
American Assets Trust, Inc. REIT	92,439	4,239,253
CBL & Associates Properties, Inc. REIT (b)	984,334	1,525,718
Cedar Realty Trust, Inc. REIT	471,615	1,603,491
Chatham Lodging Trust REIT	260,469	5,011,424
Chesapeake Lodging Trust REIT	339,508	9,441,717
DiamondRock Hospitality Co. REIT	414,635	4,490,497
Franklin Street Properties Corp. REIT	596,663	4,290,007
Getty Realty Corp. REIT	80,561	2,580,369
Global Net Lease, Inc. REIT	267,271	5,051,422
Hersha Hospitality Trust REIT (b)	200,147	3,430,520
Independence Realty Trust, Inc. REIT	497,864	5,371,953
iStar, Inc. REIT (b)	371,854	3,131,011
Kite Realty Group Trust REIT	468,163	7,485,926
Lexington Realty Trust REIT	1,156,675	10,479,475
LTC Properties, Inc. REIT	70,316	3,220,473
NorthStar Realty Europe Corp. REIT	62,365	1,082,656
Office Properties Income Trust	123,002	3,399,775
Pennsylvania Real Estate Investment Trust (b)	365,569	2,299,429
Security Description	Shares	Value
PS Business Parks, Inc. REIT	47,343	$7,424,803
Retail Opportunity Investments Corp. REIT	635,978	11,027,858
RPT Realty REIT (b)	166,112	1,995,005
Saul Centers, Inc. REIT	25,005	1,284,507
Summit Hotel Properties, Inc. REIT	577,507	6,589,355
Universal Health Realty Income Trust REIT	26,695	2,021,078
Washington Real Estate Investment Trust	242,389	6,879,000
Whitestone REIT (b)	216,305	2,599,986
Xenia Hotels & Resorts, Inc. REIT	626,100	13,717,851
		137,033,468
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	146,688	4,727,754
Chefs' Warehouse, Inc. (a)	55,255	1,715,668
SpartanNash Co.	198,954	3,157,400
United Natural Foods, Inc. (a) (b)	289,681	3,829,583
		13,430,405
FOOD PRODUCTS — 1.9%
B&G Foods, Inc. (b)	127,291	3,108,446
Calavo Growers, Inc. (b)	28,015	2,349,058
Cal-Maine Foods, Inc.	95,927	4,281,222
Darling Ingredients, Inc. (a)	912,928	19,764,891
Dean Foods Co. (b)	520,976	1,578,557
J&J Snack Foods Corp.	32,797	5,209,476
John B Sanfilippo & Son, Inc.	27,397	1,969,023
Seneca Foods Corp. Class A (a)	38,212	940,015
		39,200,688
GAS UTILITIES — 1.0%
Northwest Natural Holding Co.	54,402	3,570,403
South Jersey Industries, Inc. (b)	511,549	16,405,377
		19,975,780
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Cutera, Inc. (a)	42,003	741,773
Invacare Corp. (b)	187,428	1,568,772
Lantheus Holdings, Inc. (a)	74,517	1,824,176
LeMaitre Vascular, Inc.	36,165	1,121,115
Natus Medical, Inc. (a)	80,879	2,052,709
OraSure Technologies, Inc. (a)	192,055	2,141,413
Orthofix Medical, Inc. (a)	37,749	2,129,421
Varex Imaging Corp. (a)	84,178	2,851,951
		14,431,330
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Community Health Systems, Inc. (a)	377,813	1,409,242
Cross Country Healthcare, Inc. (a)	206,623	1,452,560
Diplomat Pharmacy, Inc. (a) (b)	322,676	1,874,748
LHC Group, Inc. (a)	58,935	6,533,534
Magellan Health, Inc. (a)	133,718	8,814,690

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Owens & Minor, Inc.	354,957	$1,455,324
Providence Service Corp. (a)	61,224	4,078,743
Select Medical Holdings Corp. (a)	597,472	8,418,380
		34,037,221
HEALTH CARE TECHNOLOGY — 0.1%
Computer Programs & Systems, Inc.	33,989	1,009,133
HealthStream, Inc. (a)	62,529	1,754,564
		2,763,697
HOTELS, RESTAURANTS & LEISURE — 0.3%
Chuy's Holdings, Inc. (a)	33,845	770,651
Fiesta Restaurant Group, Inc. (a)	68,193	894,010
Monarch Casino & Resort, Inc. (a)	30,997	1,361,388
Red Robin Gourmet Burgers, Inc. (a)	73,931	2,129,952
		5,156,001
HOUSEHOLD DURABLES — 3.1%
Ethan Allen Interiors, Inc.	134,317	2,569,484
Installed Building Products, Inc. (a)	116,709	5,660,386
La-Z-Boy, Inc.	260,811	8,604,155
LGI Homes, Inc. (a) (b)	104,420	6,290,261
M/I Homes, Inc. (a)	153,002	4,072,913
MDC Holdings, Inc.	273,399	7,944,975
Meritage Homes Corp. (a)	200,329	8,956,710
TopBuild Corp. (a)	192,391	12,470,785
Universal Electronics, Inc. (a)	75,121	2,790,745
William Lyon Homes Class A (a)	180,917	2,780,694
		62,141,108
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a) (b)	58,902	1,505,535
Central Garden & Pet Co. Class A (a)	228,145	5,304,371
		6,809,906
INSURANCE — 3.6%
Ambac Financial Group, Inc. (a)	253,828	4,599,363
American Equity Investment Life Holding Co.	268,037	7,242,360
AMERISAFE, Inc.	36,224	2,151,706
Employers Holdings, Inc.	183,389	7,355,733
Horace Mann Educators Corp.	226,244	7,966,051
James River Group Holdings, Ltd.	168,026	6,734,482
ProAssurance Corp.	299,260	10,357,389
Safety Insurance Group, Inc.	80,067	6,977,038
Selective Insurance Group, Inc.	113,882	7,206,453
Stewart Information Services Corp.	133,005	5,677,984
Third Point Reinsurance, Ltd. (a)	416,151	4,319,647
United Insurance Holdings Corp.	122,497	1,947,702
		72,535,908
INTERNET & DIRECT MARKETING RETAIL — 0.4%
PetMed Express, Inc. (b)	112,230	2,556,599
Shutterfly, Inc. (a)	72,775	2,957,576
Security Description	Shares	Value
Shutterstock, Inc.	51,884	$2,419,351
		7,933,526
IT SERVICES — 2.0%
CSG Systems International, Inc.	104,573	4,423,438
EVERTEC, Inc.	120,079	3,339,397
ExlService Holdings, Inc. (a)	111,497	6,692,050
ManTech International Corp. Class A	148,545	8,024,401
NIC, Inc.	199,128	3,403,097
Sykes Enterprises, Inc. (a)	219,112	6,196,487
Travelport Worldwide, Ltd.	389,927	6,133,552
TTEC Holdings, Inc.	75,385	2,731,199
		40,943,621
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	154,601	2,462,794
Nautilus, Inc. (a)	169,718	943,632
Sturm Ruger & Co., Inc.	35,811	1,898,699
Vista Outdoor, Inc. (a)	312,871	2,506,097
		7,811,222
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Cambrex Corp. (a)	55,502	2,156,253
MACHINERY — 5.6%
Actuant Corp. Class A	162,737	3,965,901
Alamo Group, Inc.	53,872	5,383,968
Astec Industries, Inc.	127,667	4,820,706
Barnes Group, Inc.	148,590	7,639,012
Briggs & Stratton Corp.	233,245	2,759,288
Chart Industries, Inc. (a)	95,533	8,647,647
CIRCOR International, Inc. (a)	109,966	3,584,891
EnPro Industries, Inc.	114,637	7,388,355
Federal Signal Corp.	146,644	3,811,277
Greenbrier Cos., Inc.	180,602	5,820,802
Hillenbrand, Inc.	200,264	8,316,964
John Bean Technologies Corp.	84,575	7,771,597
Lindsay Corp.	33,418	3,234,528
Lydall, Inc. (a)	99,158	2,326,247
Mueller Industries, Inc.	316,767	9,927,478
SPX FLOW, Inc. (a)	237,722	7,583,332
Standex International Corp.	70,350	5,163,690
Tennant Co.	52,073	3,233,212
Titan International, Inc.	286,911	1,712,859
Wabash National Corp.	306,687	4,155,609
Watts Water Technologies, Inc. Class A	79,079	6,391,165
		113,638,528
MEDIA — 0.8%
Gannett Co., Inc. (b)	635,464	6,697,791
New Media Investment Group, Inc.	301,581	3,166,600
Scholastic Corp.	155,722	6,191,507
TechTarget, Inc. (a)	44,118	717,800
		16,773,698

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 0.6%
AK Steel Holding Corp. (a) (b)	719,480	$1,978,570
Century Aluminum Co. (a)	279,780	2,484,447
Haynes International, Inc.	71,285	2,340,287
Materion Corp.	38,303	2,185,569
Olympic Steel, Inc.	50,067	794,563
TimkenSteel Corp. (a) (b)	223,662	2,428,969
		12,212,405
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.1%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	629,502	11,456,936
ARMOUR Residential REIT, Inc.	139,135	2,717,307
Capstead Mortgage Corp. REIT	474,350	4,074,667
Granite Point Mortgage Trust, Inc. REIT	146,227	2,715,435
Invesco Mortgage Capital, Inc. REIT	706,357	11,160,441
New York Mortgage Trust, Inc. REIT (b)	563,135	3,429,492
PennyMac Mortgage Investment Trust REIT	378,550	7,839,770
		43,394,048
MULTI-UTILITIES — 0.4%
Avista Corp.	194,591	7,904,286
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	221,133	8,407,477
JC Penney Co., Inc. (a) (b)	1,716,853	2,558,111
		10,965,588
OIL, GAS & CONSUMABLE FUELS — 2.4%
Bonanza Creek Energy, Inc. (a)	51,102	1,159,504
CONSOL Energy, Inc. (a)	88,293	3,021,387
Green Plains, Inc.	214,171	3,572,372
Gulfport Energy Corp. (a)	827,671	6,637,922
Laredo Petroleum, Inc. (a)	826,080	2,552,587
Par Pacific Holdings, Inc. (a)	169,125	3,012,116
PDC Energy, Inc. (a)	366,423	14,906,088
REX American Resources Corp. (a)	30,929	2,493,187
Ring Energy, Inc. (a)	324,528	1,904,979
SRC Energy, Inc. (a) (b)	1,361,276	6,969,733
Whiting Petroleum Corp. (a)	112,564	2,942,423
		49,172,298
PAPER & FOREST PRODUCTS — 1.3%
Boise Cascade Co.	213,002	5,699,934
Clearwater Paper Corp. (a)	93,759	1,826,425
Mercer International, Inc.	239,275	3,232,605
Neenah, Inc.	94,650	6,091,674
PH Glatfelter Co.	240,453	3,395,197
Schweitzer-Mauduit International, Inc.	172,685	6,686,363
		26,932,198
Security Description	Shares	Value
PHARMACEUTICALS — 0.4%
Akorn, Inc. (a)	321,929	$1,133,190
Assertio Therapeutics, Inc. (a)	364,497	1,848,000
Lannett Co., Inc. (a) (b)	193,215	1,520,602
Medicines Co. (a) (b)	89,195	2,493,000
Phibro Animal Health Corp. Class A	61,020	2,013,660
		9,008,452
PROFESSIONAL SERVICES — 1.6%
FTI Consulting, Inc. (a)	109,988	8,449,278
Heidrick & Struggles International, Inc.	50,816	1,947,777
Kelly Services, Inc. Class A	172,810	3,812,189
Korn/Ferry International	127,160	5,694,225
Navigant Consulting, Inc.	109,535	2,132,646
Resources Connection, Inc.	169,049	2,796,071
TrueBlue, Inc. (a)	222,722	5,265,148
WageWorks, Inc. (a)	85,512	3,228,933
		33,326,267
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
HFF, Inc. Class A	127,192	6,073,418
RE/MAX Holdings, Inc. Class A	98,324	3,789,407
		9,862,825
ROAD & RAIL — 0.9%
ArcBest Corp.	143,738	4,425,693
Heartland Express, Inc.	108,386	2,089,682
Marten Transport, Ltd.	214,154	3,818,366
Saia, Inc. (a)	144,381	8,821,679
		19,155,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Energy Industries, Inc. (a)	123,243	6,122,712
Axcelis Technologies, Inc. (a)	97,890	1,969,547
CEVA, Inc. (a)	69,883	1,884,046
Cohu, Inc.	127,602	1,882,129
Diodes, Inc. (a)	117,560	4,079,332
DSP Group, Inc. (a)	54,989	773,695
FormFactor, Inc. (a)	415,759	6,689,562
Ichor Holdings, Ltd. (a) (b)	122,857	2,774,111
Kopin Corp. (a) (b)	145,582	195,080
Kulicke & Soffa Industries, Inc.	369,690	8,173,846
MaxLinear, Inc. (a) (b)	134,866	3,443,129
PDF Solutions, Inc. (a) (b)	158,181	1,953,535
Photronics, Inc. (a)	372,058	3,515,948
Power Integrations, Inc.	60,920	4,260,745
Rambus, Inc. (a)	608,544	6,359,285
Rudolph Technologies, Inc. (a)	91,853	2,094,248
SMART Global Holdings, Inc. (a) (b)	20,550	394,560
SolarEdge Technologies, Inc. (a)	83,402	3,142,587
Ultra Clean Holdings, Inc. (a) (b)	222,371	2,301,540
Veeco Instruments, Inc. (a)	272,403	2,952,849

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Xperi Corp.	271,549	$6,354,247
		71,316,733
SOFTWARE — 1.6%
Alarm.com Holdings, Inc. (a)	78,441	5,090,821
Ebix, Inc. (b)	53,496	2,641,098
LivePerson, Inc. (a)	119,725	3,474,420
MicroStrategy, Inc. Class A (a)	21,511	3,102,962
Monotype Imaging Holdings, Inc.	78,114	1,553,687
OneSpan, Inc. (a)	59,082	1,135,556
Progress Software Corp.	78,768	3,494,936
Qualys, Inc. (a)	74,022	6,124,580
TiVo Corp.	687,500	6,407,500
		33,025,560
SPECIALTY RETAIL — 5.2%
Abercrombie & Fitch Co. Class A	368,200	10,092,362
Asbury Automotive Group, Inc. (a)	57,439	3,983,969
Barnes & Noble Education, Inc. (a)	201,972	848,282
Barnes & Noble, Inc. (b)	325,350	1,766,651
Buckle, Inc. (b)	157,046	2,939,901
Caleres, Inc.	238,560	5,890,046
Cato Corp. Class A	130,233	1,950,890
Chico's FAS, Inc. (b)	633,538	2,705,207
Conn's, Inc. (a) (b)	133,287	3,046,941
Designer Brands, Inc.	171,811	3,817,641
Express, Inc. (a) (b)	383,299	1,640,520
GameStop Corp. Class A (b)	572,131	5,812,851
Genesco, Inc. (a)	113,046	5,149,245
Group 1 Automotive, Inc.	97,177	6,287,352
Haverty Furniture Cos., Inc.	102,839	2,250,117
Hibbett Sports, Inc. (a)	100,241	2,286,497
Kirkland's, Inc. (a)	84,670	595,230
Lithia Motors, Inc. Class A (b)	123,602	11,464,086
Lumber Liquidators Holdings, Inc. (a) (b)	163,144	1,647,754
MarineMax, Inc. (a)	123,823	2,372,449
Office Depot, Inc.	2,992,483	10,862,713
Rent-A-Center, Inc. (a)	250,850	5,235,240
RH (a) (b)	52,493	5,404,154
Sonic Automotive, Inc. Class A (b)	134,857	1,997,232
Tile Shop Holdings, Inc.	222,569	1,259,741
Vitamin Shoppe, Inc. (a)	93,054	655,100
Zumiez, Inc. (a)	102,572	2,553,017
		104,515,188
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Cray, Inc. (a)	97,731	2,545,893
Diebold Nixdorf, Inc.	234,332	2,594,055
Electronics For Imaging, Inc. (a)	238,038	6,403,222
		11,543,170
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Fossil Group, Inc. (a) (b)	252,765	3,467,936
G-III Apparel Group, Ltd. (a)	234,509	9,370,980
Movado Group, Inc.	30,105	1,095,220
Security Description	Shares	Value
Oxford Industries, Inc.	30,330	$2,282,636
Steven Madden, Ltd.	231,424	7,831,388
Unifi, Inc. (a)	82,811	1,602,393
Vera Bradley, Inc. (a)	118,598	1,571,423
Wolverine World Wide, Inc.	194,210	6,939,123
		34,161,099
THRIFTS & MORTGAGE FINANCE — 2.9%
Axos Financial, Inc. (a)	152,976	4,430,185
Dime Community Bancshares, Inc.	170,278	3,189,307
Flagstar Bancorp, Inc.	160,417	5,280,928
HomeStreet, Inc. (a)	76,944	2,027,474
Meta Financial Group, Inc.	152,490	3,001,003
NMI Holdings, Inc. Class A (a)	196,617	5,086,482
Northfield Bancorp, Inc.	258,627	3,594,915
Northwest Bancshares, Inc.	573,127	9,725,965
Oritani Financial Corp. (b)	212,369	3,531,696
Provident Financial Services, Inc.	341,423	8,839,442
TrustCo Bank Corp. NY	270,021	2,095,363
Walker & Dunlop, Inc.	155,558	7,919,458
		58,722,218
TOBACCO — 0.4%
Universal Corp.	137,789	7,940,780
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	97,701	5,810,278
Kaman Corp.	86,090	5,031,100
Veritiv Corp. (a)	72,247	1,901,541
		12,742,919
WATER UTILITIES — 0.5%
American States Water Co.	65,492	4,669,580
California Water Service Group	115,000	6,242,200
		10,911,780
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	103,086	1,404,031
TOTAL COMMON STOCKS (Cost $2,022,400,732)		2,022,192,410
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (d) (Cost $58,727)	135,629	70,934
TOTAL RIGHTS (Cost $58,727)		70,934
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	3,058,567	3,058,567

See accompanying notes to schedules of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	35,277,058	$35,277,058
TOTAL SHORT-TERM INVESTMENTS (Cost $38,335,625)		38,335,625
TOTAL INVESTMENTS — 101.6% (Cost $2,060,795,084)		2,060,598,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(32,946,713)
NET ASSETS — 100.0%		$2,027,652,256
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $70,934 representing 0.0% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,022,192,410	$—	$—	$2,022,192,410
Rights	—	70,934	—	70,934
Short-Term Investments	38,335,625	—	—	38,335,625
TOTAL INVESTMENTS	$2,060,528,035	$70,934	$—	$2,060,598,969
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,679,889	$4,679,889	$93,953,057	$95,574,379	$—	$—	3,058,567	$3,058,567	$67,535	$—
State Street Navigator Securities Lending Government Money Market Portfolio	35,087,533	35,087,533	251,512,539	251,323,014	—	—	35,277,058	35,277,058	503,356	—
Total		$39,767,422	$345,465,596	$346,897,393	$—	$—		$38,335,625	$570,891	$—
See accompanying notes to schedules of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 99.7%
AAR Corp.	727,447	$23,649,302
Aerojet Rocketdyne Holdings, Inc. (a)	1,538,238	54,653,596
Aerovironment, Inc. (a)	544,258	37,232,690
Arconic, Inc.	2,742,084	52,401,225
Astronics Corp. (a)	332,846	10,890,721
Axon Enterprise, Inc. (a) (b)	1,082,013	58,872,327
Boeing Co.	119,971	45,759,339
BWX Technologies, Inc.	1,040,860	51,605,839
Cubic Corp.	682,712	38,395,723
Curtiss-Wright Corp.	442,572	50,161,110
General Dynamics Corp.	305,171	51,659,347
Harris Corp.	313,416	50,055,669
HEICO Corp.	556,650	52,809,385
Hexcel Corp.	726,672	50,256,636
Huntington Ingalls Industries, Inc.	253,314	52,486,661
KeyW Holding Corp. (a)	948,540	8,176,415
Kratos Defense & Security Solutions, Inc. (a) (b)	2,357,176	36,842,661
L3 Technologies, Inc.	243,418	50,234,173
Lockheed Martin Corp.	168,454	50,563,153
Mercury Systems, Inc. (a)	621,249	39,809,636
Moog, Inc. Class A	320,083	27,831,217
National Presto Industries, Inc. (b)	91,970	9,983,343
Northrop Grumman Corp.	183,762	49,542,235
Raytheon Co.	280,535	51,079,813
Spirit AeroSystems Holdings, Inc. Class A	525,574	48,105,788
Teledyne Technologies, Inc. (a)	221,079	52,397,934
Textron, Inc.	992,202	50,264,953
Security Description	Shares	Value
TransDigm Group, Inc. (a)	118,566	$53,827,778
Triumph Group, Inc. (b)	1,449,914	27,635,361
United Technologies Corp.	408,773	52,686,752
Wesco Aircraft Holdings, Inc. (a)	1,201,626	10,562,293
TOTAL COMMON STOCKS (Cost $1,331,830,413)		1,300,433,075
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d) (Cost $3,556,136),	3,556,136	3,556,136
TOTAL INVESTMENTS — 100.0% (Cost $1,335,386,549)		1,303,989,211
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(e)		(218,176)
NET ASSETS — 100.0%		$1,303,771,035
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,300,433,075	$—	$—	$1,300,433,075
Short-Term Investment	3,556,136	—	—	3,556,136
TOTAL INVESTMENTS	$1,303,989,211	$—	$—	$1,303,989,211
See accompanying notes to schedules of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,339,636	$2,339,636	$83,137,266	$81,920,765	$—	$—	3,556,137	$3,556,137	$38,819	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,064,266	1,064,266	20,198,449	21,262,715	—	—	—	—	7,003	—
Total		$3,403,902	$103,335,715	$103,183,480	$—	$—		$3,556,137	$45,822	$—
See accompanying notes to schedules of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 3.0%
Bank of New York Mellon Corp.	602,081	$30,362,945
Northern Trust Corp.	346,231	31,302,745
		61,665,690
DIVERSIFIED BANKS — 7.2%
Bank of America Corp.	1,081,870	29,848,793
Citigroup, Inc.	499,444	31,075,406
JPMorgan Chase & Co.	300,865	30,456,564
US Bancorp	609,261	29,360,287
Wells Fargo & Co.	622,421	30,075,383
		150,816,433
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.0%
AXA Equitable Holdings, Inc.	1,560,636	31,431,209
Voya Financial, Inc.	636,949	31,821,972
		63,253,181
REGIONAL BANKS — 78.3%
Ameris Bancorp	392,039	13,466,540
Associated Banc-Corp.	1,345,290	28,721,941
BancorpSouth Bank	618,934	17,466,317
Bank of Hawaii Corp.	276,334	21,794,463
Bank OZK	1,001,413	29,020,949
BankUnited, Inc.	819,109	27,358,241
Banner Corp.	211,182	11,439,729
BB&T Corp.	624,910	29,077,062
BOK Financial Corp.	268,740	21,915,747
Cadence BanCorp	1,559,071	28,920,767
Cathay General Bancorp	512,389	17,375,111
CenterState Bank Corp.	607,246	14,458,527
Chemical Financial Corp.	555,658	22,870,883
CIT Group, Inc.	633,668	30,397,054
Citizens Financial Group, Inc.	891,692	28,979,990
Columbia Banking System, Inc.	388,000	12,683,720
Comerica, Inc.	371,313	27,224,669
Commerce Bancshares, Inc.	489,741	28,434,362
Community Bank System, Inc.	230,871	13,799,160
Cullen/Frost Bankers, Inc.	306,308	29,733,318
CVB Financial Corp.	500,103	10,527,168
East West Bancorp, Inc.	593,684	28,479,021
Fifth Third Bancorp	1,161,952	29,304,429
First BanCorp	1,363,561	15,626,409
First Citizens BancShares, Inc. Class A	32,770	13,343,944
First Financial Bancorp	400,179	9,628,307
First Hawaiian, Inc.	993,065	25,869,343
First Horizon National Corp.	2,090,016	29,218,424
First Merchants Corp.	161,545	5,952,933
First Midwest Bancorp, Inc.	566,887	11,598,508
First Republic Bank	304,758	30,615,989
FNB Corp.	2,674,323	28,347,824
Security Description	Shares	Value
Fulton Financial Corp.	1,222,625	$18,926,235
Glacier Bancorp, Inc.	372,451	14,924,112
Great Western Bancorp, Inc.	392,043	12,384,638
Hancock Whitney Corp.	468,126	18,912,290
Home BancShares, Inc.	849,849	14,931,847
Hope Bancorp, Inc.	1,043,011	13,642,584
Huntington Bancshares, Inc.	2,252,539	28,562,195
IBERIABANK Corp.	366,644	26,292,041
Independent Bank Group, Inc.	236,294	12,119,519
Investors Bancorp, Inc.	2,536,441	30,056,826
KeyCorp	1,848,231	29,109,638
M&T Bank Corp.	184,647	28,993,272
Old National Bancorp	926,245	15,190,418
PacWest Bancorp	791,945	29,785,051
People's United Financial, Inc.	1,806,272	29,695,112
Pinnacle Financial Partners, Inc.	467,642	25,580,017
PNC Financial Services Group, Inc.	244,667	30,010,854
Popular, Inc.	583,722	30,429,428
Prosperity Bancshares, Inc.	427,170	29,500,360
Regions Financial Corp.	2,003,530	28,349,950
Signature Bank	232,332	29,754,759
Simmons First National Corp. Class A	435,702	10,665,985
South State Corp.	214,056	14,628,587
Sterling Bancorp	1,624,479	30,264,044
SunTrust Banks, Inc.	488,223	28,927,213
SVB Financial Group (a)	129,286	28,748,035
Synovus Financial Corp.	817,838	28,100,914
TCF Financial Corp.	1,425,715	29,498,043
Texas Capital Bancshares, Inc. (a)	524,401	28,627,051
Trustmark Corp.	468,536	15,756,866
UMB Financial Corp.	219,503	14,056,972
Umpqua Holdings Corp.	1,750,143	28,877,359
Union Bankshares Corp.	368,975	11,928,962
United Bankshares, Inc.	462,178	16,749,331
United Community Banks, Inc.	508,195	12,669,301
Valley National Bancorp	2,186,558	20,947,226
Webster Financial Corp.	562,762	28,515,151
Western Alliance Bancorp (a)	704,571	28,915,594
Wintrust Financial Corp.	437,496	29,456,606
Zions Bancorp NA	636,476	28,902,375
		1,627,037,610
THRIFTS & MORTGAGE FINANCE — 8.2%
Axos Financial, Inc. (a)	457,415	13,246,738
Essent Group, Ltd. (a)	531,324	23,086,028
LendingTree, Inc. (a) (b)	99,681	35,043,852
MGIC Investment Corp. (a)	2,411,164	31,803,253
New York Community Bancorp, Inc.	2,536,450	29,346,727
Radian Group, Inc.	1,209,816	25,091,584

See accompanying notes to schedules of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Washington Federal, Inc.	464,642	$13,423,507
		171,041,689
TOTAL COMMON STOCKS (Cost $2,378,381,531)		2,073,814,603
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	1,735,644	1,735,644
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	24,633,485	24,633,485
TOTAL SHORT-TERM INVESTMENTS (Cost $26,369,129)		26,369,129
TOTAL INVESTMENTS — 101.0% (Cost $2,404,750,660)		2,100,183,732
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(21,179,929)
NET ASSETS — 100.0%		$2,079,003,803

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,073,814,603	$—	$—	$2,073,814,603
Short-Term Investments	26,369,129	—	—	26,369,129
TOTAL INVESTMENTS	$2,100,183,732	$—	$—	$2,100,183,732
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,680,092	$2,680,092	$66,644,705	$67,589,153	$—	$—	1,735,644	$1,735,644	$101,433	$—
State Street Navigator Securities Lending Government Money Market Portfolio	42,289,748	42,289,748	172,452,914	190,109,177	—	—	24,633,485	24,633,485	81,818	—
Total		$44,969,840	$239,097,619	$257,698,330	$—	$—		$26,369,129	$183,251	$—
See accompanying notes to schedules of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
AbbVie, Inc.	869,987	$70,112,252
ACADIA Pharmaceuticals, Inc. (a) (b)	2,619,990	70,346,731
Acceleron Pharma, Inc. (a) (b)	990,639	46,134,058
Achillion Pharmaceuticals, Inc. (a)	3,595,295	10,642,073
Acorda Therapeutics, Inc. (a)	2,037,219	27,074,641
Agios Pharmaceuticals, Inc. (a) (b)	925,271	62,400,276
Aimmune Therapeutics, Inc. (a) (b)	1,265,121	28,275,454
Akcea Therapeutics, Inc. (a) (b)	325,621	9,224,843
Akebia Therapeutics, Inc. (a) (b)	1,706,363	13,975,113
Alder Biopharmaceuticals, Inc. (a) (b)	2,015,875	27,516,694
Alexion Pharmaceuticals, Inc. (a)	524,489	70,900,423
Alkermes PLC (a)	1,782,067	65,027,625
Allakos, Inc. (a) (b)	615,017	24,908,188
Allogene Therapeutics, Inc. (a) (b)	746,227	21,573,423
Alnylam Pharmaceuticals, Inc. (a)	810,531	75,744,122
AMAG Pharmaceuticals, Inc. (a) (b)	1,672,064	21,536,184
Amgen, Inc.	373,104	70,882,298
Amicus Therapeutics, Inc. (a) (b)	4,849,951	65,959,334
AnaptysBio, Inc. (a) (b)	587,440	42,912,492
Anika Therapeutics, Inc. (a)	281,086	8,500,041
Apellis Pharmaceuticals, Inc. (a) (b)	372,157	7,257,061
Arena Pharmaceuticals, Inc. (a)	969,536	43,464,299
ArQule, Inc. (a) (b)	1,216,402	5,826,566
Array BioPharma, Inc. (a) (b)	3,092,992	75,407,145
Arrowhead Pharmaceuticals, Inc. (a) (b)	2,778,118	50,978,465
Assembly Biosciences, Inc. (a)	402,176	7,918,845
Atara Biotherapeutics, Inc. (a) (b)	883,160	35,105,610
Athenex, Inc. (a) (b)	587,617	7,198,308
Audentes Therapeutics, Inc. (a)	680,104	26,537,658
BioCryst Pharmaceuticals, Inc. (a) (b)	1,429,444	11,635,674
Biogen, Inc. (a)	219,160	51,805,041
Biohaven Pharmaceutical Holding Co., Ltd. (a)	766,314	39,442,182
BioMarin Pharmaceutical, Inc. (a)	749,977	66,620,457
Bluebird Bio, Inc. (a) (b)	486,112	76,480,001
Blueprint Medicines Corp. (a)	494,436	39,579,602
Cara Therapeutics, Inc. (a) (b)	1,130,949	22,189,219
CareDx, Inc. (a)	1,116,552	35,193,719
Security Description	Shares	Value
Celgene Corp. (a)	799,126	$75,389,547
Clovis Oncology, Inc. (a) (b)	2,456,839	60,978,744
Coherus Biosciences, Inc. (a) (b)	1,241,893	16,939,421
Cytokinetics, Inc. (a)	664,377	5,374,810
CytomX Therapeutics, Inc. (a)	1,231,538	13,239,033
Deciphera Pharmaceuticals, Inc. (a) (b)	449,456	10,431,874
Denali Therapeutics, Inc. (a) (b)	690,574	16,035,128
Dicerna Pharmaceuticals, Inc. (a)	860,549	12,607,043
Dynavax Technologies Corp. (a) (b)	2,446,079	17,880,837
Eagle Pharmaceuticals, Inc. (a) (b)	360,391	18,196,142
Editas Medicine, Inc. (a) (b)	1,917,702	46,887,814
Emergent BioSolutions, Inc. (a)	942,213	47,600,601
Enanta Pharmaceuticals, Inc. (a)	461,889	44,119,637
Epizyme, Inc. (a)	1,116,558	13,834,154
Esperion Therapeutics, Inc. (a) (b)	935,832	37,573,655
Exact Sciences Corp. (a) (b)	790,586	68,480,559
Exelixis, Inc. (a)	2,929,242	69,715,960
Fate Therapeutics, Inc. (a) (b)	1,447,941	25,440,323
FibroGen, Inc. (a)	1,229,770	66,837,999
Five Prime Therapeutics, Inc. (a) (b)	657,114	8,805,328
Flexion Therapeutics, Inc. (a) (b)	1,290,248	16,102,295
G1 Therapeutics, Inc. (a) (b)	758,267	12,587,232
Genomic Health, Inc. (a)	762,523	53,414,736
Gilead Sciences, Inc.	1,067,377	69,390,179
Global Blood Therapeutics, Inc. (a) (b)	1,349,223	71,414,373
GlycoMimetics, Inc. (a) (b)	477,515	5,949,837
Halozyme Therapeutics, Inc. (a)	1,436,400	23,126,040
Heron Therapeutics, Inc. (a) (b)	1,747,827	42,716,892
ImmunoGen, Inc. (a) (b)	9,835,786	26,654,980
Immunomedics, Inc. (a) (b)	4,127,862	79,296,229
Incyte Corp. (a)	821,881	70,689,985
Inovio Pharmaceuticals, Inc. (a) (b)	2,565,997	9,571,169
Insmed, Inc. (a) (b)	1,307,443	38,007,368
Intellia Therapeutics, Inc. (a) (b)	1,084,852	18,529,272
Intercept Pharmaceuticals, Inc. (a) (b)	668,598	74,789,372
Intrexon Corp. (a) (b)	4,367,506	22,973,082
Invitae Corp. (a)	1,610,174	37,710,275
Ionis Pharmaceuticals, Inc. (a) (b)	957,815	77,745,844
Iovance Biotherapeutics, Inc. (a) (b)	2,020,053	19,210,704
Ironwood Pharmaceuticals, Inc. (a) (b)	2,788,644	37,730,353
Kura Oncology, Inc. (a) (b)	415,472	6,892,680
Ligand Pharmaceuticals, Inc. (a) (b)	637,138	80,094,618
MacroGenics, Inc. (a)	677,152	12,175,193

See accompanying notes to schedules of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Madrigal Pharmaceuticals, Inc. (a) (b)	428,809	$53,712,615
Mirati Therapeutics, Inc. (a) (b)	972,942	71,316,649
Momenta Pharmaceuticals, Inc. (a)	1,133,985	16,476,802
Myriad Genetics, Inc. (a) (b)	1,996,197	66,273,740
Natera, Inc. (a)	1,067,818	22,018,407
Neurocrine Biosciences, Inc. (a)	878,078	77,358,672
OPKO Health, Inc. (a) (b)	13,060,183	34,087,078
PDL BioPharma, Inc. (a)	2,723,326	10,130,773
Portola Pharmaceuticals, Inc. (a) (b)	2,099,921	72,867,259
Progenics Pharmaceuticals, Inc. (a)	2,667,595	12,377,641
Prothena Corp. PLC (a) (b)	746,777	9,058,405
PTC Therapeutics, Inc. (a)	1,497,846	56,378,923
Puma Biotechnology, Inc. (a) (b)	1,181,936	45,847,297
Ra Pharmaceuticals, Inc. (a)	590,495	13,227,088
Radius Health, Inc. (a) (b)	1,318,535	26,291,588
Regeneron Pharmaceuticals, Inc. (a)	167,589	68,815,395
REGENXBIO, Inc. (a)	787,908	45,155,007
Repligen Corp. (a) (b)	712,978	42,122,740
Retrophin, Inc. (a)	790,252	17,883,403
Rhythm Pharmaceuticals, Inc. (a)	192,090	5,265,187
Rigel Pharmaceuticals, Inc. (a) (b)	4,786,058	12,300,169
Rocket Pharmaceuticals, Inc. (a) (b)	420,885	7,382,323
Sage Therapeutics, Inc. (a) (b)	447,233	71,132,409
Sangamo Therapeutics, Inc. (a) (b)	3,885,394	37,066,659
Sarepta Therapeutics, Inc. (a) (b)	516,014	61,503,709
Seattle Genetics, Inc. (a) (b)	974,998	71,408,854
Spark Therapeutics, Inc. (a)	381,514	43,446,814
Spectrum Pharmaceuticals, Inc. (a)	2,672,369	28,567,625
Stemline Therapeutics, Inc. (a)	975,208	12,531,423
TG Therapeutics, Inc. (a) (b)	2,066,953	16,618,302
Ultragenyx Pharmaceutical, Inc. (a) (b)	884,849	61,373,127
Security Description	Shares	Value
United Therapeutics Corp. (a)	610,133	$71,611,310
Vanda Pharmaceuticals, Inc. (a)	2,200,208	40,483,827
Veracyte, Inc. (a)	618,139	15,465,838
Vericel Corp. (a)	1,201,716	21,042,047
Vertex Pharmaceuticals, Inc. (a)	380,707	70,031,053
Viking Therapeutics, Inc. (a) (b)	6,063,495	60,271,140
Xencor, Inc. (a)	459,613	14,275,580
ZIOPHARM Oncology, Inc. (a) (b)	2,848,389	10,966,298
TOTAL COMMON STOCKS (Cost $5,196,379,179)		4,513,570,610
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	2,084,955	2,084,955
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	186,965,274	186,965,274
TOTAL SHORT-TERM INVESTMENTS (Cost $189,050,229)		189,050,229
TOTAL INVESTMENTS — 104.2% (Cost $5,385,429,408)		4,702,620,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(187,935,314)
NET ASSETS — 100.0%		$4,514,685,525
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,513,570,610	$—	$—	$4,513,570,610
Short-Term Investments	189,050,229	—	—	189,050,229
TOTAL INVESTMENTS	$4,702,620,839	$—	$—	$4,702,620,839
See accompanying notes to schedules of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases(a)	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
Abeona Therapeutics, Inc.	2,520,361	$40,325,776	$26,711,417	$48,220,977	$(21,690,435)	$—*	—	$—*	$—	$—
Achaogen, Inc.	2,803,183	24,275,565	8,669,057	20,022,199	(35,566,972)	—*	—	—*	—	—
Adamas Pharmaceuticals, Inc.	1,816,121	46,910,405	33,367,702	51,649,316	(37,101,625)	—*	—	—*	—	—
Dynavax Technologies Corp.	4,265,484	65,048,631	65,721,727	86,030,366	(27,547,083)	—*	2,446,079	—*	—	—
Esperion Therapeutics, Inc.	1,744,744	68,376,517	112,732,525	149,670,828	(4,030,341)	—*	935,832	—*	—	—
GeronCorp.	12,458,850	42,733,855	33,496,321	77,414,675	(125,936,456)	—*	—	—*	—	—
ImmunoGen, Inc.	6,477,764	63,028,644	82,371,061	75,575,842	(4,129,853)	(39,039,030)	9,835,786	26,654,980	—	—
MiMedx Group, Inc.	5,956,023	38,058,987	25,124,315	25,124,315	(39,189,059)	—*	—	—*	—	—
Prothena Corp. PLC	2,699,311	39,355,954	35,525,072	59,584,895	(37,747,565)	—*	746,777	—*	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,417,812	1,417,812	49,702,303	49,035,160	—	—	2,084,955	2,084,955	60,526	—
State Street Navigator Securities Lending Government Money Market Portfolio	626,558,013	626,558,013	1,447,026,127	1,886,618,866	—	—	186,965,274	186,965,274	8,644,697	—
Verastem, Inc.	—	—	79,540,021	53,229,389	(26,310,632)	—*	—	—*	—	—
Viking Therapeutics, Inc.	—	—	172,816,425	71,388,245	(6,525,254)	(34,631,786)	6,063,495	60,271,140	—	—
Total		$1,056,090,159	$2,172,804,073	$2,653,565,073	$(365,775,275)	$(73,670,816)		$275,976,349	$8,705,223	$—
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2019.
*	As of March 31, 2019, no longer an affiliate.
See accompanying notes to schedules of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 42.8%
Affiliated Managers Group, Inc.	7,387	$791,222
Ameriprise Financial, Inc.	6,168	790,121
Artisan Partners Asset Management, Inc. Class A	30,375	764,539
Bank of New York Mellon Corp.	14,899	751,357
BlackRock, Inc.	1,820	777,813
Blucora, Inc. (a)	18,553	619,299
Cohen & Steers, Inc.	8,228	347,798
Diamond Hill Investment Group, Inc.	980	137,200
Eaton Vance Corp.	19,281	777,217
Federated Investors, Inc. Class B	26,195	767,775
Focus Financial Partners, Inc. Class A (a)	8,105	288,862
Franklin Resources, Inc.	24,481	811,300
Hamilton Lane, Inc. Class A	6,776	295,298
Invesco, Ltd.	41,147	794,549
Janus Henderson Group PLC	32,485	811,475
KKR & Co., Inc. Class A	34,255	804,650
Legg Mason, Inc.	27,689	757,848
Northern Trust Corp.	8,567	774,543
SEI Investments Co.	15,303	799,582
State Street Corp. (b)	11,263	741,218
T Rowe Price Group, Inc.	7,920	792,950
Virtus Investment Partners, Inc.	4,684	456,924
Waddell & Reed Financial, Inc. Class A	43,603	753,896
WisdomTree Investments, Inc.	79,338	560,126
		15,967,562
FINANCIAL EXCHANGES & DATA — 22.0%
Cboe Global Markets, Inc.	8,307	792,820
CME Group, Inc.	4,471	735,837
Donnelley Financial Solutions, Inc. (a)	12,997	193,395
FactSet Research Systems, Inc.	3,319	824,008
Intercontinental Exchange, Inc.	10,579	805,485
MarketAxess Holdings, Inc.	3,399	836,426
Moody's Corp.	4,513	817,259
Morningstar, Inc.	5,744	723,687
MSCI, Inc.	4,204	835,924
Nasdaq, Inc.	9,192	804,208
S&P Global, Inc.	3,907	822,619
		8,191,668
INVESTMENT BANKING & BROKERAGE — 34.8%
BGC Partners, Inc. Class A	135,509	719,553
Security Description	Shares	Value
Charles Schwab Corp.	17,652	$754,799
Cowen, Inc. (a)	23,513	340,703
E*TRADE Financial Corp.	16,367	759,920
Evercore, Inc. Class A	8,707	792,337
Goldman Sachs Group, Inc.	3,928	754,137
Greenhill & Co., Inc.	24,668	530,609
Houlihan Lokey, Inc.	15,909	729,428
Interactive Brokers Group, Inc. Class A	14,747	765,074
INTL. FCStone, Inc. (a)	4,464	173,025
Lazard, Ltd. Class A	21,442	774,914
LPL Financial Holdings, Inc.	10,688	744,419
Moelis & Co. Class A	17,624	733,335
Morgan Stanley	18,544	782,557
Piper Jaffray Cos.	4,834	352,060
PJT Partners, Inc. Class A	7,061	295,150
Raymond James Financial, Inc.	9,545	767,513
Stifel Financial Corp.	14,411	760,324
TD Ameritrade Holding Corp.	14,138	706,758
Virtu Financial, Inc. Class A	30,704	729,220
		12,965,835
TOTAL COMMON STOCKS (Cost $42,710,784)		37,125,065
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d) (Cost $103,830),	103,830	103,830
TOTAL INVESTMENTS — 99.9% (Cost $42,814,614)		37,228,895
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		21,115
NET ASSETS — 100.0%		$37,250,010
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.

See accompanying notes to schedules of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,125,065	$—	$—	$37,125,065
Short-Term Investment	103,830	—	—	103,830
TOTAL INVESTMENTS	$37,228,895	$—	$—	$37,228,895
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Corp.	29,990	$2,791,769	$320,334	$1,713,409	$(70,175)	$(587,301)	11,263	$741,218	$25,028	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	185,568	185,568	5,603,888	5,685,626	—	—	103,830	103,830	4,072	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	94,792	94,792	—	—	—	—	1	—
Total		$2,977,337	$6,019,014	$7,493,827	$(70,175)	$(587,301)		$845,048	$29,101	$—
See accompanying notes to schedules of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	831,041	$140,678,620
United Technologies Corp.	1,433,348	184,744,224
		325,422,844
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	1,648,719	143,422,066
Expeditors International of Washington, Inc.	1,155,716	87,718,844
		231,140,910
BANKS — 5.8%
Bank OZK (a)	6,938,870	201,088,452
Commerce Bancshares, Inc.	1,656,477	96,175,054
Community Bank System, Inc. (b)	2,196,714	131,297,596
Cullen/Frost Bankers, Inc.	1,857,182	180,276,657
People's United Financial, Inc.	17,711,225	291,172,539
United Bankshares, Inc. (b)	4,523,282	163,923,740
		1,063,934,038
BEVERAGES — 2.8%
Brown-Forman Corp. Class B	1,835,525	96,879,010
Coca-Cola Co.	4,144,317	194,202,695
PepsiCo, Inc.	1,839,697	225,454,867
		516,536,572
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	3,235,968	260,786,661
BUILDING PRODUCTS — 0.8%
AO Smith Corp.	2,664,467	142,069,380
CAPITAL MARKETS — 4.5%
Eaton Vance Corp. (a)	6,051,899	243,952,049
Franklin Resources, Inc. (b)	6,714,001	222,501,993
S&P Global, Inc.	374,393	78,828,446
SEI Investments Co.	1,755,030	91,700,317
T Rowe Price Group, Inc.	1,938,490	194,081,619
		831,064,424
CHEMICALS — 5.3%
Air Products & Chemicals, Inc.	1,053,821	201,237,658
Albemarle Corp. (b)	1,409,156	115,522,609
Ecolab, Inc.	493,084	87,049,049
HB Fuller Co.	1,934,885	94,112,807
Linde PLC	806,218	141,837,933
PPG Industries, Inc.	1,102,198	124,405,088
RPM International, Inc.	2,579,109	149,691,486
Sherwin-Williams Co.	134,355	57,868,042
		971,724,672
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc. (a)	3,960,988	143,981,914
Brady Corp. Class A (a)	2,590,608	120,230,117
Cintas Corp.	401,129	81,072,182
MSA Safety, Inc.	978,621	101,189,412
		446,473,625
Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	892,909	$94,996,589
Bemis Co., Inc.	3,396,116	188,416,516
Sonoco Products Co.	3,382,797	208,143,499
		491,556,604
DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,883,338	210,990,356
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	13,992,342	438,799,845
ELECTRIC UTILITIES — 0.9%
NextEra Energy, Inc.	850,019	164,325,673
ELECTRICAL EQUIPMENT — 2.3%
Emerson Electric Co.	3,121,650	213,739,376
nVent Electric PLC	7,703,700	207,845,826
		421,585,202
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.7%
Essex Property Trust, Inc. REIT	695,780	201,247,407
Federal Realty Investment Trust REIT	1,636,697	225,618,682
National Retail Properties, Inc. REIT	4,976,872	275,668,940
Realty Income Corp. REIT	3,919,326	288,305,621
Tanger Factory Outlet Centers, Inc. REIT (b)	11,821,036	248,005,335
		1,238,845,985
FOOD & STAPLES RETAILING — 2.3%
Sysco Corp.	2,388,454	159,453,189
Walmart, Inc.	1,361,894	132,825,522
Walgreens Boots Alliance, Inc.	2,166,559	137,078,188
		429,356,899
FOOD PRODUCTS — 4.2%
Archer-Daniels-Midland Co.	4,492,946	193,780,761
Hormel Foods Corp. (b)	2,839,576	127,099,422
J.M. Smucker Co.	2,143,691	249,740,001
Lancaster Colony Corp.	527,198	82,606,655
McCormick & Co., Inc. (b)	789,942	118,988,963
		772,215,802
GAS UTILITIES — 3.4%
Atmos Energy Corp.	1,405,555	144,673,776
National Fuel Gas Co. (b)	3,516,176	214,346,089
New Jersey Resources Corp.	3,210,505	159,851,044
UGI Corp.	2,068,384	114,629,841
		633,500,750
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	1,498,191	119,765,389
Becton Dickinson and Co.	340,676	85,077,017
Medtronic PLC	1,512,141	137,725,802

See accompanying notes to schedules of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	348,123	$38,363,155
		380,931,363
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Cardinal Health, Inc.	5,269,872	253,744,337
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	836,647	158,879,265
HOUSEHOLD DURABLES — 1.5%
Leggett & Platt, Inc. (b)	6,410,135	270,635,900
HOUSEHOLD PRODUCTS — 4.8%
Church & Dwight Co., Inc.	1,234,327	87,921,112
Clorox Co.	1,001,832	160,753,963
Colgate-Palmolive Co.	2,722,260	186,583,700
Kimberly-Clark Corp.	1,889,810	234,147,459
Procter & Gamble Co.	1,985,614	206,603,137
		876,009,371
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	889,640	184,849,399
Carlisle Cos., Inc.	886,631	108,718,693
Roper Technologies, Inc.	149,440	51,103,997
		344,672,089
INSURANCE — 5.0%
Aflac, Inc.	2,893,321	144,666,050
Brown & Brown, Inc.	2,460,436	72,607,466
Chubb, Ltd.	1,024,073	143,452,146
Cincinnati Financial Corp.	2,076,237	178,348,758
Old Republic International Corp.	11,048,504	231,134,704
RenaissanceRe Holdings, Ltd.	444,055	63,721,893
RLI Corp.	1,162,207	83,388,352
		917,319,369
IT SERVICES — 2.9%
Automatic Data Processing, Inc.	1,072,901	171,385,206
International Business Machines Corp.	2,496,521	352,259,113
		523,644,319
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris Industries, Inc. (b)	2,171,419	183,332,906
MACHINERY — 6.4%
Caterpillar, Inc.	1,223,573	165,781,906
Donaldson Co., Inc.	2,240,450	112,156,927
Dover Corp.	2,050,229	192,311,480
Illinois Tool Works, Inc.	1,446,604	207,631,072
Lincoln Electric Holdings, Inc.	1,735,399	145,547,914
Nordson Corp.	557,109	73,828,085
Pentair PLC	2,825,661	125,770,171
Stanley Black & Decker, Inc.	1,118,650	152,326,571
		1,175,354,126
Security Description	Shares	Value
MEDIA — 1.8%
John Wiley & Sons, Inc. Class A (a)	2,765,108	$122,273,076
Meredith Corp. (a) (b)	3,735,560	206,427,045
		328,700,121
METALS & MINING — 1.0%
Nucor Corp.	3,257,639	190,083,236
MULTI-UTILITIES — 3.7%
Black Hills Corp.	2,968,220	219,856,055
Consolidated Edison, Inc.	2,882,974	244,505,025
MDU Resources Group, Inc.	8,024,577	207,274,824
		671,635,904
MULTILINE RETAIL — 1.4%
Target Corp.	3,283,726	263,551,849
OIL, GAS & CONSUMABLE FUELS — 3.2%
Chevron Corp.	2,171,795	267,521,708
Exxon Mobil Corp.	4,034,164	325,960,451
		593,482,159
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,317,393	184,158,368
SOFTWARE — 0.5%
CDK Global, Inc.	1,454,064	85,528,045
SPECIALTY RETAIL — 1.8%
Lowe's Cos., Inc.	1,358,454	148,709,959
Ross Stores, Inc.	711,589	66,248,936
TJX Cos., Inc.	2,148,417	114,317,269
		329,276,164
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
VF Corp.	2,058,408	178,896,239
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co.	3,121,280	200,729,517
W.W. Grainger, Inc.	403,796	121,514,330
		322,243,847
WATER UTILITIES — 2.0%
American States Water Co.	1,478,451	105,413,556
Aqua America, Inc. (b)	4,439,719	161,783,360
California Water Service Group (b)	1,868,045	101,397,483
		368,594,399
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems, Inc.	3,213,228	98,742,496
TOTAL COMMON STOCKS (Cost $15,444,094,037)		18,289,746,114
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	27,980,464	27,980,464

See accompanying notes to schedules of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	37,822,191	$37,822,191
TOTAL SHORT-TERM INVESTMENTS (Cost $65,802,655)		65,802,655
TOTAL INVESTMENTS — 100.1% (Cost $15,509,896,692)		18,355,548,769
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(10,384,690)
NET ASSETS — 100.0%		$18,345,164,079
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,289,746,114	$—	$—	$18,289,746,114
Short-Term Investments	65,802,655	—	—	65,802,655
TOTAL INVESTMENTS	$18,355,548,769	$—	$—	$18,355,548,769
See accompanying notes to schedules of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases(a)	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
ABM Industries, Inc.	3,731,522	$108,885,812	$72,903,679	$69,482,729	$(4,148,782)	$35,823,934	3,960,988	$143,981,914	$2,363,265	$—
American States Water Co.	1,953,212	111,645,598	35,572,512	63,038,462	4,210,550	—*	1,478,451	—*	1,181,556	—
Bank OZK	1,894,503	85,328,415	151,646,029	4,677,292	939,954	(32,148,654)	6,938,870	201,088,452	2,249,144	—
Black Hills Corp.	3,670,397	224,665,001	72,282,938	113,946,014	13,874,760	—*	2,968,220	—*	4,348,040	—
Brady Corp.	—	—	117,329,405	1,419,907	39,415	4,281,204	2,590,608	120,230,117	—	—
CaliforniaWater Service Group.	2,873,838	111,935,990	37,644,969	76,891,221	4,330,553	—*	1,868,045	—*	1,039,343	—
Eaton Vance Corp.	2,305,095	120,302,908	163,809,498	7,165,111	1,820,196	(34,815,442)	6,051,899	243,952,049	3,330,767	—
John Wiley & Sons, Inc.	1,724,299	107,596,258	66,066,948	9,342,042	(859,253)	(41,188,835)	2,765,108	122,273,076	2,087,927	—
Mercury General Corp.	3,245,775	147,877,509	44,168,324	218,340,689	11,609,580	—*	—	—*	3,004,397	—
Meredith Corp.	4,508,441	229,930,491	78,668,767	117,961,590	(8,940,840)	24,730,217	3,735,560	206,427,045	6,157,132	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,876,958	19,876,958	584,945,719	576,842,213	—	—	27,980,464	27,980,464	735,847	—
State Street Navigator Securities Lending Government Money Market Portfolio	295,796,901	295,796,901	256,001,740	513,976,450	—	—	37,822,191	37,822,191	146,311	—
Tanger Factory Outlet Centers, Inc.	14,268,422	335,165,233	101,917,650	161,332,146	(37,689,440)	9,944,038	11,821,036	248,005,335	13,555,102	—
United Bankshares, Inc.	5,456,493	198,616,345	58,352,342	94,983,321	(553,160)	—*	4,523,282	—*	4,383,430	—
Total		$2,097,623,419	$1,841,310,520	$2,029,399,187	$(15,366,467)	$(33,373,538)		$1,351,760,643	$44,582,261	$—
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2019.
*	As of March 31, 2019, no longer an affiliate.
See accompanying notes to schedules of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 75.9%
Abbott Laboratories	140,228	$11,209,827
ABIOMED, Inc. (a)	34,199	9,766,892
Accuray, Inc. (a)	787,731	3,757,477
AngioDynamics, Inc. (a)	205,498	4,697,684
AtriCure, Inc. (a)	241,970	6,482,376
AxoGen, Inc. (a) (b)	560,243	11,798,718
Baxter International, Inc.	144,957	11,786,454
Becton Dickinson and Co.	43,550	10,875,741
Boston Scientific Corp. (a)	271,965	10,438,017
Cantel Medical Corp.	164,531	11,005,479
Cardiovascular Systems, Inc. (a)	210,286	8,129,657
CONMED Corp.	138,795	11,544,968
CryoLife, Inc. (a)	162,411	4,737,529
Danaher Corp.	85,937	11,345,403
DexCom, Inc. (a)	75,013	8,934,048
Edwards Lifesciences Corp. (a)	63,488	12,147,159
Glaukos Corp. (a) (b)	162,737	12,753,699
Globus Medical, Inc. Class A (a)	232,381	11,481,945
Heska Corp. (a)	71,462	6,082,845
Hill-Rom Holdings, Inc.	104,217	11,032,412
Hologic, Inc. (a)	230,540	11,158,136
IDEXX Laboratories, Inc. (a)	53,265	11,910,054
Inogen, Inc. (a) (b)	114,374	10,907,848
Insulet Corp. (a) (b)	116,763	11,102,994
Integer Holdings Corp. (a)	129,727	9,784,010
Integra LifeSciences Holdings Corp. (a)	195,835	10,911,926
Intuitive Surgical, Inc. (a)	20,136	11,489,199
iRhythm Technologies, Inc. (a) (b)	121,859	9,134,551
LeMaitre Vascular, Inc.	115,555	3,582,205
LivaNova PLC (a)	115,980	11,279,055
Masimo Corp. (a)	83,528	11,550,252
Medtronic PLC	118,710	10,812,107
Natus Medical, Inc. (a)	407,953	10,353,847
Nevro Corp. (a)	246,058	15,381,086
NuVasive, Inc. (a)	185,045	10,508,706
Orthofix Medical, Inc. (a)	140,280	7,913,195
Penumbra, Inc. (a) (b)	77,306	11,364,755
ResMed, Inc.	106,391	11,061,472
STERIS PLC	90,170	11,544,465
Stryker Corp.	57,389	11,335,475
Surmodics, Inc. (a)	113,080	4,916,718
Tactile Systems Technology, Inc. (a) (b)	149,038	7,857,283
Tandem Diabetes Care, Inc. (a)	166,543	10,575,481
Teleflex, Inc.	37,456	11,317,705
TransEnterix, Inc. (a) (b)	3,595,847	8,558,116
Varex Imaging Corp. (a)	281,113	9,524,108
Varian Medical Systems, Inc. (a)	80,484	11,406,192
ViewRay, Inc. (a)	987,237	7,295,681
Wright Medical Group NV (a) (b)	345,513	10,866,384
Zimmer Biomet Holdings, Inc.	88,357	11,283,189
		496,694,525
Security Description	Shares	Value
HEALTH CARE SUPPLIES — 24.1%
Align Technology, Inc. (a)	46,552	$13,236,130
Antares Pharma, Inc. (a)	789,562	2,392,373
Atrion Corp.	10,352	9,096,095
Avanos Medical, Inc. (a)	249,431	10,645,715
Cerus Corp. (a) (b)	813,488	5,068,030
Cooper Cos., Inc.	37,298	11,046,549
DENTSPLY SIRONA, Inc.	221,280	10,973,275
Haemonetics Corp. (a)	125,108	10,944,448
ICU Medical, Inc. (a)	46,056	11,022,583
Lantheus Holdings, Inc. (a)	170,647	4,177,439
Meridian Bioscience, Inc.	367,005	6,462,958
Merit Medical Systems, Inc. (a)	187,662	11,603,141
Neogen Corp. (a)	182,964	10,500,304
OraSure Technologies, Inc. (a)	690,667	7,700,937
Quidel Corp. (a)	165,189	10,814,924
STAAR Surgical Co. (a)	295,125	10,090,324
West Pharmaceutical Services, Inc.	105,790	11,658,058
		157,433,283
TOTAL COMMON STOCKS (Cost $664,126,151)		654,127,808
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	178,335	178,335
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	7,290,193	7,290,193
TOTAL SHORT-TERM INVESTMENTS (Cost $7,468,528)		7,468,528
TOTAL INVESTMENTS — 101.1% (Cost $671,594,679)		661,596,336
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(7,100,507)
NET ASSETS — 100.0%		$654,495,829
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$654,127,808	$—	$—	$654,127,808
Short-Term Investments	7,468,528	—	—	7,468,528
TOTAL INVESTMENTS	$661,596,336	$—	$—	$661,596,336
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	329,749	$329,749	$32,170,562	$32,321,976	$—	$—	178,335	$178,335	$14,772	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,321,999	5,321,999	113,306,761	111,338,567	—	—	7,290,193	7,290,193	787,323	—
Total		$5,651,748	$145,477,323	$143,660,543	$—	$—		$7,468,528	$802,095	$—
See accompanying notes to schedules of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 40.5%
Addus HomeCare Corp. (a)	28,789	$1,830,692
Amedisys, Inc. (a)	21,124	2,603,744
AMN Healthcare Services, Inc. (a)	54,012	2,543,425
BioScrip, Inc. (a)	131,174	262,348
BioTelemetry, Inc. (a)	37,807	2,367,474
Chemed Corp.	7,736	2,476,061
Cigna Corp.	15,317	2,463,280
CorVel Corp. (a)	7,619	497,063
Cross Country Healthcare, Inc. (a)	49,007	344,519
CVS Health Corp.	47,205	2,545,766
DaVita, Inc. (a)	50,022	2,715,694
Diplomat Pharmacy, Inc. (a) (b)	307,127	1,784,408
Guardant Health, Inc. (a)	39,711	3,045,834
Laboratory Corp. of America Holdings (a)	17,054	2,608,921
LHC Group, Inc. (a)	23,109	2,561,864
MEDNAX, Inc. (a)	83,480	2,268,152
Premier, Inc. Class A (a)	75,191	2,593,338
Providence Service Corp. (a)	12,319	820,692
Quest Diagnostics, Inc.	29,615	2,662,981
R1 RCM, Inc. (a)	145,191	1,403,997
RadNet, Inc. (a)	31,543	390,818
Tivity Health, Inc. (a)	128,660	2,259,270
		43,050,341
HEALTH CARE DISTRIBUTORS — 17.9%
AmerisourceBergen Corp.	32,699	2,600,225
Cardinal Health, Inc.	52,382	2,522,193
Covetrus, Inc. (a) (b)	74,786	2,381,934
Henry Schein, Inc. (a)	42,659	2,564,233
McKesson Corp.	22,338	2,614,886
Owens & Minor, Inc. (b)	414,901	1,701,094
Patterson Cos., Inc. (b)	115,675	2,527,499
PetIQ, Inc. (a) (b)	65,918	2,070,484
		18,982,548
HEALTH CARE FACILITIES — 22.0%
Acadia Healthcare Co., Inc. (a) (b)	86,217	2,527,020
Brookdale Senior Living, Inc. (a)	372,924	2,453,840
Community Health Systems, Inc. (a) (b)	279,451	1,042,352
Encompass Health Corp.	42,313	2,471,079
Ensign Group, Inc.	51,518	2,637,206
Hanger, Inc. (a)	40,819	777,602
Security Description	Shares	Value
HCA Healthcare, Inc.	20,031	$2,611,642
Select Medical Holdings Corp. (a)	139,496	1,965,499
Tenet Healthcare Corp. (a)	91,961	2,652,155
Universal Health Services, Inc. Class B	19,339	2,586,978
US Physical Therapy, Inc.	16,352	1,717,451
		23,442,824
MANAGED HEALTH CARE — 19.5%
Anthem, Inc.	8,468	2,430,147
Centene Corp. (a)	44,175	2,345,692
HealthEquity, Inc. (a) (b)	33,387	2,469,970
Humana, Inc.	9,315	2,477,790
Magellan Health, Inc. (a)	38,900	2,564,288
Molina Healthcare, Inc. (a)	18,849	2,675,804
Triple-S Management Corp. Class B (a)	17,900	408,478
UnitedHealth Group, Inc.	10,530	2,603,648
WellCare Health Plans, Inc. (a)	10,424	2,811,874
		20,787,691
TOTAL COMMON STOCKS (Cost $123,160,766)		106,263,404
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d) (Cost $90,131),	90,131	90,131
TOTAL INVESTMENTS — 100.0% (Cost $123,250,897)		106,353,535
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		26,108
NET ASSETS — 100.0%		$106,379,643
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedules of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$106,263,404	$—	$—	$106,263,404
Short-Term Investment	90,131	—	—	90,131
TOTAL INVESTMENTS	$106,353,535	$—	$—	$106,353,535
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,607	$97,607	$5,209,876	$5,217,352	$—	$—	90,131	$90,131	$3,767	$—
State Street Navigator Securities Lending Government Money Market Portfolio	752,196	752,196	10,174,056	10,926,252	—	—	—	—	1,537	—
Total		$849,803	$15,383,932	$16,143,604	$—	$—		$90,131	$5,304	$—
See accompanying notes to schedules of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 37.0%
Allegion PLC	286,124	$25,954,308
AO Smith Corp.	594,322	31,689,249
Armstrong World Industries, Inc.	144,493	11,475,634
Fortune Brands Home & Security, Inc.	653,836	31,129,132
Johnson Controls International PLC	841,852	31,098,013
Lennox International, Inc.	107,562	28,439,393
Masco Corp.	770,994	30,307,774
Owens Corning	642,140	30,257,637
Trex Co., Inc. (a)	221,687	13,638,184
USG Corp.	427,378	18,505,467
		252,494,791
HOME FURNISHINGS — 6.8%
Leggett & Platt, Inc.	411,844	17,388,054
Mohawk Industries, Inc. (a)	228,679	28,847,856
		46,235,910
HOME IMPROVEMENT RETAIL — 9.5%
Home Depot, Inc.	166,616	31,971,944
Lowe's Cos., Inc.	303,931	33,271,327
		65,243,271
HOMEBUILDING — 30.9%
Cavco Industries, Inc. (a)	42,244	4,964,937
Century Communities, Inc. (a)	144,502	3,463,713
D.R. Horton, Inc.	747,790	30,943,550
Installed Building Products, Inc. (a)	61,750	2,994,875
Lennar Corp. Class A	633,208	31,084,181
LGI Homes, Inc. (a) (b)	119,526	7,200,246
M/I Homes, Inc. (a)	80,259	2,136,495
MDC Holdings, Inc.	214,833	6,243,047
NVR, Inc. (a)	10,185	28,181,895
PulteGroup, Inc.	1,094,883	30,612,929
Skyline Champion Corp.	231,914	4,406,366
Taylor Morrison Home Corp. Class A (a)	590,023	10,472,908
Toll Brothers, Inc.	848,642	30,720,840
TopBuild Corp. (a)	85,478	5,540,684
TRI Pointe Group, Inc. (a) (b)	703,503	8,892,278
William Lyon Homes Class A (a)	185,384	2,849,352
		210,708,296
Security Description	Shares	Value
HOMEFURNISHING RETAIL — 5.9%
Aaron's, Inc.	208,152	$10,948,795
Williams-Sonoma, Inc. (b)	520,959	29,314,363
		40,263,158
HOUSEHOLD APPLIANCES — 9.7%
Helen of Troy, Ltd. (a)	120,158	13,933,522
iRobot Corp. (a) (b)	199,200	23,443,848
Whirlpool Corp.	219,737	29,200,850
		66,578,220
TOTAL COMMON STOCKS (Cost $795,055,426)		681,523,646
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	623,327	623,327
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	41,935,129	41,935,129
TOTAL SHORT-TERM INVESTMENTS (Cost $42,558,456)		42,558,456
TOTAL INVESTMENTS — 106.1% (Cost $837,613,882)		724,082,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(41,388,166)
NET ASSETS — 100.0%		$682,693,936
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$681,523,646	$—	$—	$681,523,646
Short-Term Investments	42,558,456	—	—	42,558,456
TOTAL INVESTMENTS	$724,082,102	$—	$—	$724,082,102
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,199,375	$1,199,375	$13,454,311	$14,030,359	$—	$—	623,327	$623,327	$18,220	$—
State Street Navigator Securities Lending Government Money Market Portfolio	28,620,037	28,620,037	227,866,186	214,551,094	—	—	41,935,129	41,935,129	70,322	—
Total		$29,819,412	$241,320,497	$228,581,453	$—	$—		$42,558,456	$88,542	$—
See accompanying notes to schedules of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 11.7%
Aon PLC	97,279	$16,605,525
Arthur J Gallagher & Co.	202,313	15,800,645
Brown & Brown, Inc.	546,063	16,114,319
Marsh & McLennan Cos., Inc.	175,954	16,522,081
Willis Towers Watson PLC	93,195	16,369,702
		81,412,272
LIFE & HEALTH INSURANCE — 27.3%
Aflac, Inc.	324,709	16,235,450
American Equity Investment Life Holding Co.	325,604	8,797,820
Athene Holding, Ltd. Class A (a)	379,857	15,498,166
Brighthouse Financial, Inc. (a)	418,999	15,205,474
CNO Financial Group, Inc.	838,849	13,572,577
Genworth Financial, Inc. Class A (a)	3,369,597	12,905,556
Lincoln National Corp.	262,002	15,379,517
MetLife, Inc.	356,931	15,194,553
Primerica, Inc.	129,497	15,818,059
Principal Financial Group, Inc.	315,853	15,852,662
Prudential Financial, Inc.	168,968	15,524,780
Torchmark Corp.	194,238	15,917,804
Unum Group	437,546	14,802,181
		190,704,599
MULTI-LINE INSURANCE — 11.3%
American Financial Group, Inc.	163,855	15,764,490
American International Group, Inc.	373,538	16,084,546
Assurant, Inc.	157,664	14,963,890
Hartford Financial Services Group, Inc.	327,682	16,292,349
Loews Corp.	336,253	16,116,606
		79,221,881
PROPERTY & CASUALTY INSURANCE — 40.5%
Allstate Corp.	168,917	15,908,603
Arch Capital Group, Ltd. (a)	490,952	15,867,569
Argo Group International Holdings, Ltd.	89,616	6,332,267
Assured Guaranty, Ltd.	362,928	16,124,891
Axis Capital Holdings, Ltd.	283,151	15,511,012
Chubb, Ltd.	119,074	16,679,886
Cincinnati Financial Corp.	186,550	16,024,645
Security Description	Shares	Value
Fidelity National Financial, Inc.	446,898	$16,334,122
First American Financial Corp.	313,727	16,156,940
Hanover Insurance Group, Inc.	134,350	15,338,739
Kemper Corp.	158,960	12,103,214
Markel Corp. (a)	16,457	16,395,122
Mercury General Corp.	224,239	11,227,647
Old Republic International Corp.	763,360	15,969,491
ProAssurance Corp.	183,356	6,345,951
Progressive Corp.	218,106	15,723,262
RLI Corp.	86,019	6,171,863
Selective Insurance Group, Inc.	117,411	7,429,768
Travelers Cos., Inc.	120,353	16,507,617
White Mountains Insurance Group, Ltd.	9,414	8,712,469
WR Berkley Corp.	190,375	16,128,570
		282,993,648
REINSURANCE — 9.0%
Alleghany Corp. (a)	25,595	15,674,378
Everest Re Group, Ltd.	72,757	15,712,602
Reinsurance Group of America, Inc.	110,204	15,646,764
RenaissanceRe Holdings, Ltd.	110,523	15,860,050
		62,893,794
TOTAL COMMON STOCKS (Cost $719,169,706)		697,226,194
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (b) (c) (Cost $926,541),	926,541	926,541
TOTAL INVESTMENTS — 99.9% (Cost $720,096,247)		698,152,735
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		443,598
NET ASSETS — 100.0%		$698,596,333
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

See accompanying notes to schedules of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$697,226,194	$—	$—	$697,226,194
Short-Term Investment	926,541	—	—	926,541
TOTAL INVESTMENTS	$698,152,735	$—	$—	$698,152,735
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,564,232	$1,564,232	$63,494,884	$64,132,575	$—	$—	926,541	$926,541	$32,681	$—
See accompanying notes to schedules of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTERACTIVE MEDIA & SERVICES — 37.4%
Alphabet, Inc. Class C (a)	1,165	$1,366,906
ANGI Homeservices, Inc. Class A (a) (b)	82,263	1,270,141
Care.com, Inc. (a)	25,732	508,464
Cargurus, Inc. (a)	33,910	1,358,435
Cars.com, Inc. (a) (b)	58,489	1,333,549
Facebook, Inc. Class A (a)	7,862	1,310,517
IAC/InterActiveCorp (a)	6,416	1,348,066
Liberty TripAdvisor Holdings, Inc. Class A (a)	50,599	718,000
Match Group, Inc. (b)	25,142	1,423,289
Meet Group, Inc. (a)	96,300	484,389
QuinStreet, Inc. (a)	100,957	1,351,814
Snap, Inc. Class A (a)	140,638	1,549,831
TripAdvisor, Inc. (a)	26,191	1,347,527
TrueCar, Inc. (a)	82,807	549,838
Twitter, Inc. (a)	44,295	1,456,419
Yelp, Inc. (a)	38,302	1,321,419
Zillow Group, Inc. Class C (a) (b)	34,661	1,204,123
		19,902,727
INTERNET & DIRECT MARKETING RETAIL — 40.1%
1-800-Flowers.com, Inc. Class A (a)	13,700	249,751
Amazon.com, Inc. (a)	823	1,465,557
Booking Holdings, Inc. (a)	776	1,354,050
eBay, Inc.	37,151	1,379,788
Etsy, Inc. (a)	19,634	1,319,798
Expedia Group, Inc.	10,964	1,304,716
Groupon, Inc. (a)	396,018	1,405,864
GrubHub, Inc. (a) (b)	18,167	1,262,062
Liberty Expedia Holdings, Inc. Class A (a)	30,519	1,306,213
Overstock.com, Inc. (a) (b)	62,228	1,034,229
PetMed Express, Inc. (b)	63,849	1,454,480
Quotient Technology, Inc. (a)	59,508	587,344
Qurate Retail, Inc. (a)	76,458	1,221,799
Shutterfly, Inc. (a)	32,242	1,310,315
Shutterstock, Inc.	17,502	816,118
Stamps.com, Inc. (a)	15,311	1,246,469
Stitch Fix, Inc. Class A (a)	51,875	1,464,431
Wayfair, Inc. Class A (a) (b)	8,076	1,198,882
		21,381,866
Security Description	Shares	Value
INTERNET SERVICES & INFRASTRUCTURE — 22.4%
Akamai Technologies, Inc. (a)	18,928	$1,357,327
Carbonite, Inc. (a)	38,704	960,246
Endurance International Group Holdings, Inc. (a)	41,229	298,910
GoDaddy, Inc. Class A (a)	18,216	1,369,661
GTT Communications, Inc. (a) (b)	45,134	1,566,150
Limelight Networks, Inc. (a)	62,246	201,055
MongoDB, Inc. (a) (b)	13,357	1,963,746
Okta, Inc. (a)	16,986	1,405,252
Twilio, Inc. Class A (a) (b)	11,415	1,474,590
VeriSign, Inc. (a)	7,502	1,362,063
		11,959,000
TOTAL COMMON STOCKS (Cost $56,832,633)		53,243,593
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	41,354	41,354
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,976,157	3,976,157
TOTAL SHORT-TERM INVESTMENTS (Cost $4,017,511)		4,017,511
TOTAL INVESTMENTS — 107.4% (Cost $60,850,144)		57,261,104
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(3,951,034)
NET ASSETS — 100.0%		$53,310,070
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$53,243,593	$—	$—	$53,243,593
Short-Term Investments	4,017,511	—	—	4,017,511
TOTAL INVESTMENTS	$57,261,104	$—	$—	$57,261,104
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,817	$55,817	$2,676,207	$2,690,670	$—	$—	41,354	$41,354	$1,270	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,369,575	2,369,575	40,959,097	39,352,515	—	—	3,976,157	3,976,157	111,767	—
Total		$2,425,392	$43,635,304	$42,043,185	$—	$—		$4,017,511	$113,037	$—
See accompanying notes to schedules of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 11.3%
Alcoa Corp. (a)	759,306	$21,382,057
Century Aluminum Co. (a)	1,882,316	16,714,966
Kaiser Aluminum Corp.	141,273	14,795,521
		52,892,544
COAL & CONSUMABLE FUELS — 10.9%
Arch Coal, Inc. Class A (b)	229,881	20,981,239
CONSOL Energy, Inc. (a)	296,335	10,140,584
Peabody Energy Corp.	707,136	20,033,163
		51,154,986
COPPER — 4.7%
Freeport-McMoRan, Inc.	1,684,403	21,711,955
DIVERSIFIED METALS & MINING — 6.0%
Compass Minerals International, Inc.	404,304	21,982,008
Materion Corp.	104,212	5,946,337
		27,928,345
GOLD — 9.8%
McEwen Mining, Inc. (b)	2,399,470	3,599,205
Newmont Mining Corp.	604,066	21,607,441
Royal Gold, Inc. (b)	228,158	20,746,407
		45,953,053
SILVER — 6.5%
Coeur Mining, Inc. (a) (b)	3,636,153	14,835,504
Hecla Mining Co. (b)	6,757,990	15,543,377
		30,378,881
STEEL — 50.7%
AK Steel Holding Corp. (a) (b)	7,802,375	21,456,531
Allegheny Technologies, Inc. (a) (b)	792,094	20,253,844
Carpenter Technology Corp.	344,488	15,794,775
Cleveland-Cliffs, Inc. (b)	2,082,283	20,802,007
Commercial Metals Co.	1,301,232	22,225,042
Haynes International, Inc.	71,921	2,361,166
Nucor Corp.	352,401	20,562,598
Reliance Steel & Aluminum Co.	236,146	21,314,538
Security Description	Shares	Value
Schnitzer Steel Industries, Inc. Class A	393,908	$9,453,792
Steel Dynamics, Inc.	587,571	20,723,629
SunCoke Energy, Inc. (a)	504,038	4,279,283
TimkenSteel Corp. (a) (b)	329,596	3,579,413
United States Steel Corp. (b)	1,057,871	20,617,906
Warrior Met Coal, Inc.	758,763	23,066,395
Worthington Industries, Inc.	290,318	10,834,668
		237,325,587
TOTAL COMMON STOCKS (Cost $655,494,312)		467,345,351
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	507,874	507,874
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	7,176,850	7,176,850
TOTAL SHORT-TERM INVESTMENTS (Cost $7,684,724)		7,684,724
TOTAL INVESTMENTS — 101.5% (Cost $663,179,036)		475,030,075
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(7,028,905)
NET ASSETS — 100.0%		$468,001,170
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$467,345,351	$—	$—	$467,345,351
Short-Term Investments	7,684,724	—	—	7,684,724
TOTAL INVESTMENTS	$475,030,075	$—	$—	$475,030,075
See accompanying notes to schedules of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,068,833	$1,068,833	$12,511,540	$13,072,499	$—	$—	507,874	$507,874	$15,675	$—
State Street Navigator Securities Lending Government Money Market Portfolio	17,876,026	17,876,026	183,554,208	194,253,384	—	—	7,176,850	7,176,850	102,555	—
Total		$18,944,859	$196,065,748	$207,325,883	$—	$—		$7,684,724	$118,230	$—
See accompanying notes to schedules of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 27.3%
Diamond Offshore Drilling, Inc. (a) (b)	742,187	$7,785,542
Ensco PLC Class A (b)	1,747,902	6,869,255
Helmerich & Payne, Inc.	132,361	7,353,977
Nabors Industries, Ltd.	2,184,969	7,516,293
Noble Corp. PLC (a) (b)	1,994,100	5,723,067
Patterson-UTI Energy, Inc.	547,929	7,681,965
Rowan Cos. PLC Class A (a) (b)	635,011	6,851,769
Transocean, Ltd. (a)	863,171	7,518,219
Unit Corp. (a)	146,033	2,079,510
		59,379,597
OIL & GAS EQUIPMENT & SERVICES — 72.5%
Apergy Corp. (a)	161,922	6,648,517
Archrock, Inc.	408,918	3,999,218
Baker Hughes a GE Co.	271,706	7,531,690
C&J Energy Services, Inc. (a)	332,281	5,157,001
Cactus, Inc. Class A (a)	100,708	3,585,205
Core Laboratories NV	106,928	7,370,547
DMC Global, Inc.	21,611	1,072,770
Dril-Quip, Inc. (a)	178,672	8,192,111
Exterran Corp. (a)	57,950	976,457
Forum Energy Technologies, Inc. (a)	489,632	2,502,020
Frank's International NV (a) (b)	212,805	1,321,519
Halliburton Co.	254,553	7,458,403
Helix Energy Solutions Group, Inc. (a)	439,369	3,475,409
Keane Group, Inc. (a)	324,173	3,530,244
KLX Energy Services Holdings, Inc. (a)	55,168	1,386,924
Liberty Oilfield Services, Inc. Class A (b)	223,711	3,442,912
Matrix Service Co. (a)	58,987	1,154,965
McDermott International, Inc. (a) (b)	886,187	6,593,231
National Oilwell Varco, Inc.	270,243	7,199,274
Newpark Resources, Inc. (a)	213,506	1,955,715
Oceaneering International, Inc. (a)	496,888	7,835,924
Oil States International, Inc. (a)	269,008	4,562,376
ProPetro Holding Corp. (a)	357,430	8,056,472
RPC, Inc. (b)	723,030	8,249,772
Security Description	Shares	Value
Schlumberger, Ltd.	169,297	$7,376,270
SEACOR Holdings, Inc. (a)	26,846	1,135,049
Select Energy Services, Inc. Class A (a)	161,913	1,946,194
Solaris Oilfield Infrastructure, Inc. Class A	142,090	2,335,960
Superior Energy Services, Inc. (a)	1,246,801	5,822,561
TechnipFMC PLC	333,286	7,838,887
Tidewater, Inc. (a) (b)	67,142	1,557,023
US Silica Holdings, Inc. (b)	519,458	9,017,791
Weatherford International PLC (a) (b)	10,618,992	7,412,056
		157,700,467
TOTAL COMMON STOCKS (Cost $318,374,665)		217,080,064
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	217,835	217,835
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	15,785,718	15,785,718
TOTAL SHORT-TERM INVESTMENTS (Cost $16,003,553)		16,003,553
TOTAL INVESTMENTS — 107.2% (Cost $334,378,218)		233,083,617
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(15,673,073)
NET ASSETS — 100.0%		$217,410,544
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$217,080,064	$—	$—	$217,080,064
Short-Term Investments	16,003,553	—	—	16,003,553
TOTAL INVESTMENTS	$233,083,617	$—	$—	$233,083,617
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	231,239	$231,239	$3,011,737	$3,025,141	$—	$—	217,835	$217,835	$7,096	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,257,290	18,257,290	226,414,027	228,885,599	—	—	15,785,718	15,785,718	106,346	—
Total		$18,488,529	$229,425,764	$231,910,740	$—	$—		$16,003,553	$113,442	$—
See accompanying notes to schedules of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 5.9%
Chevron Corp.	320,962	$39,536,099
Exxon Mobil Corp.	494,029	39,917,543
Occidental Petroleum Corp.	622,414	41,203,807
		120,657,449
OIL & GAS EXPLORATION & PRODUCTION — 79.2%
Anadarko Petroleum Corp.	927,737	42,193,479
Antero Resources Corp. (a)	4,997,744	44,130,079
Apache Corp.	1,221,706	42,344,330
Bonanza Creek Energy, Inc. (a)	192,799	4,374,609
Cabot Oil & Gas Corp.	1,582,108	41,293,019
California Resources Corp. (a) (b)	1,928,280	49,576,079
Callon Petroleum Co. (a) (b)	5,665,507	42,774,578
Carrizo Oil & Gas, Inc. (a) (b)	3,413,009	42,560,222
Centennial Resource Development, Inc. Class A (a) (b)	4,162,915	36,592,023
Chesapeake Energy Corp. (a) (b)	14,297,495	44,322,234
Cimarex Energy Co.	571,571	39,952,813
CNX Resources Corp. (a)	3,154,649	33,975,570
Concho Resources, Inc.	389,263	43,192,622
ConocoPhillips	596,558	39,814,281
Continental Resources, Inc. (a)	978,232	43,795,447
Denbury Resources, Inc. (a) (b)	12,847,947	26,338,291
Devon Energy Corp.	1,461,394	46,121,595
Diamondback Energy, Inc.	408,737	41,499,068
EOG Resources, Inc.	451,596	42,982,907
EQT Corp.	2,125,940	44,091,996
Extraction Oil & Gas, Inc. (a) (b)	4,064,178	17,191,473
Gulfport Energy Corp. (a)	4,105,595	32,926,872
Hess Corp.	709,691	42,744,689
Jagged Peak Energy, Inc. (a) (b)	1,127,066	11,800,381
Kosmos Energy, Ltd. (b)	3,260,960	20,315,781
Laredo Petroleum, Inc. (a)	5,392,169	16,661,802
Magnolia Oil & Gas Corp. (a) (b)	845,013	10,140,156
Marathon Oil Corp.	2,399,075	40,088,543
Matador Resources Co. (a) (b)	2,147,896	41,518,830
Murphy Oil Corp.	1,345,887	39,434,489
Noble Energy, Inc.	1,822,260	45,064,490
Northern Oil and Gas, Inc. (a) (b)	4,789,394	13,122,940
Oasis Petroleum, Inc. (a)	7,698,717	46,500,251
Parsley Energy, Inc. Class A (a)	2,258,820	43,595,226
PDC Energy, Inc. (a)	1,018,576	41,435,672
Penn Virginia Corp. (a)	113,379	5,000,014
Pioneer Natural Resources Co.	299,443	45,599,180
QEP Resources, Inc. (a)	5,406,061	42,113,215
Range Resources Corp. (b)	3,986,935	44,813,149
Ring Energy, Inc. (a)	511,247	3,001,020
SM Energy Co.	2,590,052	45,300,009
Security Description	Shares	Value
Southwestern Energy Co. (a) (b)	9,141,031	$42,871,435
SRC Energy, Inc. (a) (b)	3,585,260	18,356,531
Talos Energy, Inc. (a)	107,840	2,864,230
Tellurian, Inc. (a) (b)	1,226,050	13,731,760
W&T Offshore, Inc. (a)	2,144,392	14,796,305
Whiting Petroleum Corp. (a) (b)	1,731,676	45,266,011
WPX Energy, Inc. (a)	3,420,777	44,846,386
		1,623,026,082
OIL & GAS REFINING & MARKETING — 14.8%
Clean Energy Fuels Corp. (a)	528,898	1,634,295
CVR Energy, Inc.	494,750	20,383,700
Delek US Holdings, Inc.	1,178,889	42,935,137
Green Plains, Inc.	503,011	8,390,224
HollyFrontier Corp.	799,793	39,405,801
Marathon Petroleum Corp.	678,840	40,628,574
Par Pacific Holdings, Inc. (a)	240,851	4,289,556
PBF Energy, Inc. Class A	1,344,137	41,856,426
Phillips 66	413,885	39,389,436
Renewable Energy Group, Inc. (a) (b)	483,226	10,611,643
REX American Resources Corp. (a)	20,429	1,646,782
Valero Energy Corp.	489,465	41,521,316
World Fuel Services Corp.	340,025	9,823,322
		302,516,212
TOTAL COMMON STOCKS (Cost $2,852,270,634)		2,046,199,743
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	1,541,762	1,541,762
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	44,854,855	44,854,855
TOTAL SHORT-TERM INVESTMENTS (Cost $46,396,617)		46,396,617
TOTAL INVESTMENTS — 102.2% (Cost $2,898,667,251)		2,092,596,360
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(44,694,014)
NET ASSETS — 100.0%		$2,047,902,346

See accompanying notes to schedules of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,046,199,743	$—	$—	$2,046,199,743
Short-Term Investments	46,396,617	—	—	46,396,617
TOTAL INVESTMENTS	$2,092,596,360	$—	$—	$2,092,596,360
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	898,945	$898,945	$30,214,081	$29,571,264	$—	$—	1,541,762	$1,541,762	$28,245	$—
State Street Navigator Securities Lending Government Money Market Portfolio	97,243,852	97,243,852	469,868,384	522,257,381	—	—	44,854,855	44,854,855	1,984,558	—
Total		$98,142,797	$500,082,465	$551,828,645	$—	$—		$46,396,617	$2,012,803	$—
See accompanying notes to schedules of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
Aerie Pharmaceuticals, Inc. (a)	137,722	$6,541,795
Akorn, Inc. (a)	722,717	2,543,964
Allergan PLC	75,273	11,020,720
Amneal Pharmaceuticals, Inc. (a) (b)	221,187	3,134,220
Amphastar Pharmaceuticals, Inc. (a)	45,790	935,490
ANI Pharmaceuticals, Inc. (a)	16,662	1,175,337
Bristol-Myers Squibb Co.	212,472	10,137,039
Catalent, Inc. (a)	220,132	8,935,158
Collegium Pharmaceutical, Inc. (a)	92,675	1,403,100
Corcept Therapeutics, Inc. (a)	401,026	4,708,045
Cymabay Therapeutics, Inc. (a)	111,692	1,483,270
Elanco Animal Health, Inc. (a)	371,397	11,910,702
Eli Lilly & Co.	86,208	11,186,350
Endo International PLC (a)	811,456	6,515,992
Horizon Pharma PLC (a)	309,128	8,170,253
Innoviva, Inc. (a)	333,535	4,679,496
Intersect ENT, Inc. (a)	68,964	2,217,193
Intra-Cellular Therapies, Inc. (a)	101,836	1,240,362
Jazz Pharmaceuticals PLC (a)	82,396	11,778,508
Johnson & Johnson	79,088	11,055,712
Mallinckrodt PLC (a) (b)	436,175	9,482,444
Medicines Co. (a) (b)	260,951	7,293,580
Merck & Co., Inc.	136,828	11,379,985
Mylan NV (a)	410,337	11,628,951
MyoKardia, Inc. (a) (b)	83,656	4,349,275
Nektar Therapeutics (a)	310,815	10,443,384
Omeros Corp. (a) (b)	144,159	2,504,042
Pacira Pharmaceuticals, Inc. (a)	149,207	5,678,818
Perrigo Co. PLC	234,817	11,308,787
Pfizer, Inc.	267,033	11,340,892
Phibro Animal Health Corp. Class A	36,360	1,199,880
Prestige Consumer Healthcare, Inc. (a) (b)	148,428	4,439,481
Reata Pharmaceuticals, Inc. Class A (a) (b)	39,667	3,390,338
Revance Therapeutics, Inc. (a)	109,181	1,720,693
Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	143,498	$5,028,170
TherapeuticsMD, Inc. (a) (b)	725,427	3,532,829
Theravance Biopharma, Inc. (a) (b)	52,268	1,184,916
Tricida, Inc. (a) (b)	41,725	1,611,419
WaVe Life Sciences, Ltd. (a)	51,589	2,004,233
Zoetis, Inc.	118,226	11,901,811
Zogenix, Inc. (a) (b)	96,028	5,282,500
TOTAL COMMON STOCKS (Cost $292,810,546)		247,479,134
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	43,979	43,979
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,868,818	5,868,818
TOTAL SHORT-TERM INVESTMENTS (Cost $5,912,797)		5,912,797
TOTAL INVESTMENTS — 102.4% (Cost $298,723,343)		253,391,931
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(5,846,039)
NET ASSETS — 100.0%		$247,545,892
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$247,479,134	$—	$—	$247,479,134
Short-Term Investments	5,912,797	—	—	5,912,797
TOTAL INVESTMENTS	$253,391,931	$—	$—	$253,391,931
See accompanying notes to schedules of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,189	$73,189	$14,002,527	$14,031,737	$—	$—	43,979	$43,979	$7,968	$—
State Street Navigator Securities Lending Government Money Market Portfolio	9,907,907	9,907,907	75,723,963	79,763,052	—	—	5,868,818	5,868,818	191,829	—
Total		$9,981,096	$89,726,490	$93,794,789	$—	$—		$5,912,797	$199,797	$—
See accompanying notes to schedules of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	472,280	$16,222,818
Associated Banc-Corp.	1,620,481	34,597,269
Atlantic Capital Bancshares, Inc. (a)	142,266	2,536,603
Banc of California, Inc.	531,060	7,349,870
Bancorp, Inc. (a)	197,167	1,593,109
BancorpSouth Bank	745,400	21,035,188
Bank of Hawaii Corp.	332,787	26,246,911
Bank OZK (b)	1,469,700	42,591,906
BankUnited, Inc.	986,789	32,958,753
Banner Corp.	257,177	13,931,278
BB&T Corp.	916,899	42,663,310
Berkshire Hills Bancorp, Inc.	330,340	8,998,462
BOK Financial Corp.	323,765	26,403,036
Boston Private Financial Holdings, Inc.	572,574	6,275,411
Brookline Bancorp, Inc.	389,607	5,610,341
Cadence BanCorp	1,878,002	34,836,937
Carolina Financial Corp.	82,641	2,858,552
Cathay General Bancorp	617,173	20,928,336
CBTX, Inc.	49,380	1,603,369
CenterState Bank Corp.	731,488	17,416,729
Central Pacific Financial Corp.	180,199	5,196,939
Chemical Financial Corp.	669,267	27,547,030
CIT Group, Inc.	930,002	44,612,196
Citizens Financial Group, Inc.	1,308,612	42,529,890
City Holding Co.	72,600	5,531,394
Columbia Banking System, Inc.	467,430	15,280,287
Comerica, Inc.	544,849	39,948,329
Commerce Bancshares, Inc.	589,954	34,252,729
Community Bank System, Inc. (b)	278,137	16,624,248
ConnectOne Bancorp, Inc.	146,242	2,880,967
Cullen/Frost Bankers, Inc.	444,411	43,138,976
Customers Bancorp, Inc. (a)	260,781	4,774,900
CVB Financial Corp.	609,151	12,822,629
Eagle Bancorp, Inc. (a) (b)	272,122	13,660,524
East West Bancorp, Inc.	871,148	41,788,970
Enterprise Financial Services Corp.	125,198	5,104,322
Equity Bancshares, Inc. Class A (a)	86,436	2,489,357
FB Financial Corp.	70,928	2,252,673
Fidelity Southern Corp.	209,157	5,728,810
Fifth Third Bancorp	1,705,352	43,008,977
First BanCorp	1,642,526	18,823,348
First Citizens BancShares, Inc. Class A	39,762	16,191,086
First Commonwealth Financial Corp.	551,523	6,949,190
First Financial Bancorp	487,344	11,725,497
First Financial Bankshares, Inc. (b)	391,672	22,630,808
First Foundation, Inc.	182,878	2,481,654
First Hawaiian, Inc.	1,196,254	31,162,417
Security Description	Shares	Value
First Horizon National Corp. (b)	3,067,030	$42,877,079
First Interstate BancSystem, Inc. Class A	222,503	8,860,069
First Merchants Corp.	196,735	7,249,685
First Midwest Bancorp, Inc.	690,379	14,125,154
First Republic Bank	447,188	44,924,506
FNB Corp.	3,553,736	37,669,602
Franklin Financial Network, Inc.	106,665	3,094,352
Fulton Financial Corp.	1,472,779	22,798,619
Glacier Bancorp, Inc.	448,552	17,973,479
Great Western Bancorp, Inc.	472,209	14,917,082
Hancock Whitney Corp.	563,889	22,781,116
Hanmi Financial Corp.	241,409	5,134,769
Heartland Financial USA, Inc.	121,331	5,174,767
Heritage Commerce Corp.	180,410	2,182,961
Heritage Financial Corp.	152,903	4,608,496
Hilltop Holdings, Inc.	439,722	8,024,927
Home BancShares, Inc.	1,023,752	17,987,323
Hope Bancorp, Inc.	1,256,286	16,432,221
Huntington Bancshares, Inc.	3,305,411	41,912,611
IBERIABANK Corp.	441,554	31,663,837
Independent Bank Corp.	122,187	9,898,369
Independent Bank Corp.	128,795	2,769,093
Independent Bank Group, Inc.	287,270	14,734,078
International Bancshares Corp.	237,225	9,021,667
Investors Bancorp, Inc.	3,447,888	40,857,473
KeyCorp	2,712,200	42,717,150
Lakeland Bancorp, Inc.	156,590	2,337,889
LegacyTexas Financial Group, Inc.	345,036	12,900,896
Live Oak Bancshares, Inc. (b)	299,277	4,372,437
M&T Bank Corp.	271,032	42,557,445
Midland States Bancorp, Inc.	80,717	1,942,051
National Bank Holdings Corp. Class A	155,787	5,181,476
OFG Bancorp	355,772	7,040,728
Old National Bancorp	1,115,813	18,299,333
Opus Bank	178,652	3,537,310
Pacific Premier Bancorp, Inc.	446,171	11,836,917
PacWest Bancorp	1,162,178	43,709,515
Peapack Gladstone Financial Corp.	84,893	2,225,894
People's United Financial, Inc.	2,650,559	43,575,190
Pinnacle Financial Partners, Inc.	563,238	30,809,119
PNC Financial Services Group, Inc.	358,859	44,017,645
Popular, Inc.	744,187	38,794,468
Preferred Bank	87,164	3,919,765
Prosperity Bancshares, Inc. (b)	551,589	38,092,736
QCR Holdings, Inc.	40,038	1,358,089
Regions Financial Corp.	2,940,112	41,602,585
Renasant Corp.	246,907	8,357,802
Sandy Spring Bancorp, Inc.	140,881	4,406,758
Seacoast Banking Corp. of Florida (a)	336,371	8,863,376
ServisFirst Bancshares, Inc. (b)	163,836	5,531,103
Signature Bank	340,976	43,668,796

See accompanying notes to schedules of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Simmons First National Corp. Class A	530,744	$12,992,613
South State Corp.	257,896	17,624,613
Southside Bancshares, Inc. (b)	161,205	5,356,842
Sterling Bancorp	2,383,788	44,409,970
SunTrust Banks, Inc.	716,279	42,439,531
SVB Financial Group (a)	189,793	42,202,371
Synovus Financial Corp.	1,200,084	41,234,886
TCF Financial Corp.	1,717,394	35,532,882
Texas Capital Bancshares, Inc. (a)	769,405	42,001,819
TriState Capital Holdings, Inc. (a)	194,771	3,979,172
Triumph Bancorp, Inc. (a) (b)	226,577	6,659,098
Trustmark Corp.	564,448	18,982,386
UMB Financial Corp.	264,363	16,929,807
Umpqua Holdings Corp.	2,433,651	40,155,242
Union Bankshares Corp.	449,319	14,526,483
United Bankshares, Inc. (b)	556,802	20,178,504
United Community Banks, Inc.	612,193	15,261,971
Univest Financial Corp.	138,696	3,392,504
Valley National Bancorp (b)	2,634,003	25,233,749
Veritex Holdings, Inc. (b)	374,303	9,065,619
Webster Financial Corp.	721,683	36,567,678
Westamerica Bancorporation	117,433	7,257,359
Western Alliance Bancorp (a)	1,034,001	42,435,401
Wintrust Financial Corp.	573,154	38,590,459
Zions Bancorp NA (b)	933,956	42,410,942
TOTAL COMMON STOCKS (Cost $3,035,830,118)		2,470,548,044
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (d) (e) (Cost $799,080),	799,080	$799,080
TOTAL INVESTMENTS — 99.8% (Cost $3,036,629,198)		2,471,347,124
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,533,978
NET ASSETS — 100.0%		$2,475,881,102
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,470,548,044	$—	$—	$2,470,548,044
Short-Term Investment	799,080	—	—	799,080
TOTAL INVESTMENTS	$2,471,347,124	$—	$—	$2,471,347,124
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,152,142	$1,152,142	$109,650,097	$110,003,159	$—	$—	799,080	$799,080	$97,158	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,550,422	10,550,422	72,113,534	82,663,956	—	—	—	—	22,119	—
Total		$11,702,564	$181,763,631	$192,667,115	$—	$—		$799,080	$119,277	$—
See accompanying notes to schedules of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 23.4%
Abercrombie & Fitch Co. Class A	121,150	$3,320,721
American Eagle Outfitters, Inc.	153,933	3,412,695
Ascena Retail Group, Inc. (a)	938,020	1,013,062
Boot Barn Holdings, Inc. (a)	112,173	3,302,373
Buckle, Inc. (b)	115,255	2,157,574
Burlington Stores, Inc. (a)	21,639	3,390,399
Caleres, Inc.	92,770	2,290,491
Cato Corp. Class A	70,149	1,050,832
Chico's FAS, Inc. (b)	622,442	2,657,827
Children's Place, Inc. (b)	34,772	3,382,620
Designer Brands, Inc.	115,453	2,565,366
Express, Inc. (a)	544,353	2,329,831
Foot Locker, Inc.	51,723	3,134,414
Gap, Inc.	119,770	3,135,579
Genesco, Inc. (a)	69,427	3,162,400
Guess?, Inc.	140,989	2,763,384
L Brands, Inc.	119,954	3,308,331
Ross Stores, Inc.	34,924	3,251,424
Shoe Carnival, Inc. (b)	91,077	3,099,350
Tailored Brands, Inc. (b)	264,082	2,070,403
TJX Cos., Inc.	61,204	3,256,665
Urban Outfitters, Inc. (a)	106,608	3,159,861
Zumiez, Inc. (a)	100,252	2,495,272
		63,710,874
AUTOMOTIVE RETAIL — 17.0%
Advance Auto Parts, Inc.	20,475	3,491,602
America's Car-Mart, Inc. (a)	18,347	1,675,815
Asbury Automotive Group, Inc. (a)	46,338	3,214,004
AutoNation, Inc. (a)	92,394	3,300,314
AutoZone, Inc. (a)	3,339	3,419,537
Camping World Holdings, Inc. Class A (b)	240,438	3,344,492
CarMax, Inc. (a) (b)	53,216	3,714,477
Carvana Co. (a) (b)	62,646	3,637,227
Group 1 Automotive, Inc.	43,704	2,827,649
Lithia Motors, Inc. Class A (b)	35,752	3,315,998
Monro, Inc. (b)	39,847	3,447,562
Murphy USA, Inc. (a)	39,963	3,421,632
O'Reilly Automotive, Inc. (a)	8,512	3,305,210
Penske Automotive Group, Inc. (b)	73,870	3,298,295
Sonic Automotive, Inc. Class A	55,193	817,408
		46,231,222
COMPUTER & ELECTRONICS RETAIL — 4.5%
Best Buy Co., Inc.	46,081	3,274,516
Conn's, Inc. (a)	133,659	3,055,445
GameStop Corp. Class A	283,123	2,876,529
Rent-A-Center, Inc. (a)	151,694	3,165,854
		12,372,344
Security Description	Shares	Value
DEPARTMENT STORES — 5.5%
Dillard's, Inc. Class A (b)	44,196	$3,182,996
JC Penney Co., Inc. (a) (b)	1,521,602	2,267,187
Kohl's Corp.	45,851	3,153,173
Macy's, Inc.	134,475	3,231,434
Nordstrom, Inc. (b)	70,806	3,142,371
		14,977,161
DRUG RETAIL — 2.3%
Rite Aid Corp. (a) (b)	4,490,299	2,851,340
Walgreens Boots Alliance, Inc.	51,798	3,277,259
		6,128,599
FOOD RETAIL — 3.9%
Casey's General Stores, Inc.	23,996	3,089,965
Ingles Markets, Inc. Class A	15,350	423,967
Kroger Co.	126,965	3,123,339
Sprouts Farmers Market, Inc. (a)	140,529	3,026,994
Weis Markets, Inc.	21,333	870,600
		10,534,865
GENERAL MERCHANDISE STORES — 5.9%
Big Lots, Inc. (b)	85,834	3,263,409
Dollar General Corp.	26,210	3,126,853
Dollar Tree, Inc. (a)	30,309	3,183,657
Ollie's Bargain Outlet Holdings, Inc. (a)	38,833	3,313,620
Target Corp.	41,015	3,291,864
		16,179,403
HEALTH CARE SERVICES — 0.0% (c)
Tivity Health, Inc. (a)	1	17
HYPERMARKETS & SUPER CENTERS — 4.5%
BJ's Wholesale Club Holdings, Inc. (a)	125,545	3,439,933
Costco Wholesale Corp.	13,608	3,295,041
PriceSmart, Inc.	43,267	2,547,561
Walmart, Inc.	31,833	3,104,673
		12,387,208
INTERNET & DIRECT MARKETING RETAIL — 18.4%
1-800-Flowers.com, Inc. Class A (a)	35,382	645,014
Amazon.com, Inc. (a)	1,921	3,420,821
Booking Holdings, Inc. (a)	1,807	3,153,052
eBay, Inc.	86,522	3,213,427
Etsy, Inc. (a)	45,829	3,080,625
Expedia Group, Inc.	25,558	3,041,402
Groupon, Inc. (a)	924,352	3,281,450
GrubHub, Inc. (a) (b)	42,269	2,936,427
Liberty Expedia Holdings, Inc. Class A (a)	71,288	3,051,126

See accompanying notes to schedules of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Overstock.com, Inc. (a) (b)	144,931	$2,408,753
PetMed Express, Inc. (b)	149,039	3,395,108
Quotient Technology, Inc. (a)	153,359	1,513,653
Qurate Retail, Inc. (a)	178,083	2,845,766
Shutterfly, Inc. (a)	75,226	3,057,185
Shutterstock, Inc.	45,074	2,101,801
Stamps.com, Inc. (a)	35,626	2,900,313
Stitch Fix, Inc. Class A (a)	120,859	3,411,850
Wayfair, Inc. Class A (a)	18,775	2,787,149
		50,244,922
SPECIALTY STORES — 14.4%
Barnes & Noble, Inc. (b)	362,914	1,970,623
Dick's Sporting Goods, Inc. (b)	82,056	3,020,481
Five Below, Inc. (a)	27,086	3,365,435
MarineMax, Inc. (a)	89,614	1,717,004
Michaels Cos., Inc. (a) (b)	245,864	2,807,767
National Vision Holdings, Inc. (a)	102,010	3,206,174
Office Depot, Inc.	932,709	3,385,734
Party City Holdco, Inc. (a) (b)	359,017	2,850,595
Sally Beauty Holdings, Inc. (a) (b)	177,124	3,260,853
Signet Jewelers, Ltd.	118,548	3,219,764
Tiffany & Co.	32,940	3,476,817
Tractor Supply Co.	34,330	3,356,101
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,119	3,528,799
		39,166,147
TOTAL COMMON STOCKS (Cost $339,666,614)		271,932,762
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (d) (e)	554,836	554,836
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	10,077,453	$10,077,453
TOTAL SHORT-TERM INVESTMENTS (Cost $10,632,289)		10,632,289
TOTAL INVESTMENTS — 103.7% (Cost $350,298,903)		282,565,051
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(10,194,497)
NET ASSETS — 100.0%		$272,370,554
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$271,932,762	$—	$—	$271,932,762
Short-Term Investments	10,632,289	—	—	10,632,289
TOTAL INVESTMENTS	$282,565,051	$—	$—	$282,565,051
See accompanying notes to schedules of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	433,753	$433,753	$24,960,417	$24,839,334	$—	$—	554,836	$554,836	$13,595	$—
State Street Navigator Securities Lending Government Money Market Portfolio	26,695,941	26,695,941	179,434,560	196,053,048	—	—	10,077,453	10,077,453	767,716	—
Total		$27,129,694	$204,394,977	$220,892,382	$—	$—		$10,632,289	$781,311	$—
See accompanying notes to schedules of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a) (b)	448,488	$11,445,413
Analog Devices, Inc.	93,608	9,854,114
Broadcom, Inc.	37,332	11,226,106
CEVA, Inc. (a)	73,724	1,987,599
Cirrus Logic, Inc. (a)	246,319	10,362,640
Cree, Inc. (a) (b)	189,541	10,845,536
Cypress Semiconductor Corp.	666,458	9,943,553
Diodes, Inc. (a)	140,997	4,892,596
First Solar, Inc. (a)	192,911	10,193,417
Inphi Corp. (a) (b)	233,707	10,222,344
Intel Corp.	188,089	10,100,379
Lattice Semiconductor Corp. (a)	432,330	5,157,697
MACOM Technology Solutions Holdings, Inc. (a) (b)	316,851	5,294,580
Marvell Technology Group, Ltd.	528,376	10,509,399
Maxim Integrated Products, Inc.	190,039	10,104,374
MaxLinear, Inc. (a) (b)	235,186	6,004,299
Microchip Technology, Inc. (b)	116,041	9,626,761
Micron Technology, Inc. (a)	255,383	10,554,979
Monolithic Power Systems, Inc.	73,479	9,955,670
NVIDIA Corp.	65,561	11,772,133
ON Semiconductor Corp. (a)	445,789	9,169,880
Power Integrations, Inc.	92,186	6,447,489
Qorvo, Inc. (a)	143,945	10,325,175
QUALCOMM, Inc.	184,399	10,516,275
Rambus, Inc. (a)	420,868	4,398,071
Semtech Corp. (a)	187,516	9,546,440
Silicon Laboratories, Inc. (a)	125,228	10,125,936
Skyworks Solutions, Inc.	123,215	10,162,773
SMART Global Holdings, Inc. (a)	288,311	5,535,571
SunPower Corp. (a) (b)	883,050	5,748,655
Synaptics, Inc. (a) (b)	229,392	9,118,332
Security Description	Shares	Value
Texas Instruments, Inc.	94,151	$9,986,597
Universal Display Corp. (b)	66,897	10,225,206
Xilinx, Inc.	83,159	10,543,730
TOTAL COMMON STOCKS (Cost $311,496,168)		301,903,719
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	409,557	409,557
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,284,650	4,284,650
TOTAL SHORT-TERM INVESTMENTS (Cost $4,694,207)		4,694,207
TOTAL INVESTMENTS — 101.4% (Cost $316,190,375)		306,597,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(4,329,406)
NET ASSETS — 100.0%		$302,268,520
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$301,903,719	$—	$—	$301,903,719
Short-Term Investments	4,694,207	—	—	4,694,207
TOTAL INVESTMENTS	$306,597,926	$—	$—	$306,597,926
See accompanying notes to schedules of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	353,135	$353,135	$9,477,909	$9,421,487	$—	$—	409,557	$409,557	$9,775	$—
State Street Navigator Securities Lending Government Money Market Portfolio	21,352,130	21,352,130	99,753,350	116,820,830	—	—	4,284,650	4,284,650	665,147	—
Total		$21,705,265	$109,231,259	$126,242,317	$—	$—		$4,694,207	$674,922	$—
See accompanying notes to schedules of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 47.2%
2U, Inc. (a) (b)	19,309	$1,368,043
8x8, Inc. (a)	69,120	1,396,224
ACI Worldwide, Inc. (a)	40,791	1,340,800
Adobe, Inc. (a)	5,115	1,363,096
Alarm.com Holdings, Inc. (a)	22,405	1,454,084
Altair Engineering, Inc. Class A (a)	36,191	1,332,191
Alteryx, Inc. Class A (a) (b)	18,097	1,517,795
Anaplan, Inc. (a) (b)	34,977	1,376,695
ANSYS, Inc. (a)	7,342	1,341,457
Appfolio, Inc. Class A (a)	19,133	1,519,160
Aspen Technology, Inc. (a)	13,260	1,382,488
Autodesk, Inc. (a)	8,550	1,332,261
Avaya Holdings Corp. (a) (b)	91,624	1,542,032
Benefitfocus, Inc. (a) (b)	27,911	1,382,153
Blackbaud, Inc.	17,119	1,364,898
Blackline, Inc. (a)	28,098	1,301,499
Bottomline Technologies DE, Inc. (a)	27,321	1,368,509
Box, Inc. Class A (a)	68,143	1,315,841
Cadence Design Systems, Inc. (a)	22,023	1,398,681
CDK Global, Inc.	22,659	1,332,802
Ceridian HCM Holding, Inc. (a) (b)	26,645	1,366,889
Cision, Ltd. (a)	100,299	1,381,117
Citrix Systems, Inc.	13,032	1,298,769
Cloudera, Inc. (a) (b)	94,208	1,030,636
Cornerstone OnDemand, Inc. (a)	24,105	1,320,472
Coupa Software, Inc. (a) (b)	14,382	1,308,474
DocuSign, Inc. (a)	23,271	1,206,369
Dropbox, Inc. Class A (a)	58,610	1,277,698
Ebix, Inc. (b)	25,939	1,280,608
Elastic NV (a)	15,440	1,233,193
Ellie Mae, Inc. (a) (b)	13,152	1,297,971
Envestnet, Inc. (a)	21,297	1,392,611
Everbridge, Inc. (a) (b)	18,530	1,389,935
Fair Isaac Corp. (a)	5,305	1,440,997
Five9, Inc. (a)	25,071	1,324,501
Guidewire Software, Inc. (a)	14,699	1,428,155
HubSpot, Inc. (a)	8,014	1,332,007
Instructure, Inc. (a)	30,286	1,427,076
Intuit, Inc.	5,299	1,385,212
j2 Global, Inc. (b)	15,463	1,339,096
LivePerson, Inc. (a)	46,136	1,338,867
LogMeIn, Inc.	16,286	1,304,509
Manhattan Associates, Inc. (a)	24,458	1,347,880
MicroStrategy, Inc. Class A (a)	9,433	1,360,710
Model N, Inc. (a)	66,249	1,162,007
Monotype Imaging Holdings, Inc.	66,305	1,318,806
New Relic, Inc. (a)	12,956	1,278,757
Nuance Communications, Inc. (a)	80,079	1,355,737
Nutanix, Inc. Class A (a) (b)	37,788	1,426,119
Paycom Software, Inc. (a) (b)	7,317	1,383,864
Paylocity Holding Corp. (a)	15,888	1,417,051
Pegasystems, Inc.	20,355	1,323,075
Security Description	Shares	Value
Pivotal Software, Inc. Class A (a) (b)	63,004	$1,313,633
Pluralsight, Inc. Class A (a)	45,224	1,435,410
PROS Holdings, Inc. (a)	31,516	1,331,236
PTC, Inc. (a)	14,729	1,357,719
Q2 Holdings, Inc. (a)	19,046	1,319,126
RealPage, Inc. (a)	22,291	1,352,841
RingCentral, Inc. Class A (a)	12,786	1,378,331
salesforce.com, Inc. (a)	8,403	1,330,783
Smartsheet, Inc. Class A (a) (b)	34,350	1,401,137
Splunk, Inc. (a)	10,642	1,325,993
SPS Commerce, Inc. (a)	12,282	1,302,629
SS&C Technologies Holdings, Inc.	21,525	1,370,927
Synopsys, Inc. (a)	12,625	1,453,769
Trade Desk, Inc. Class A (a) (b)	6,704	1,327,057
Tyler Technologies, Inc. (a)	6,542	1,337,185
Ultimate Software Group, Inc. (a)	3,908	1,290,148
Upland Software, Inc. (a)	32,645	1,382,842
Verint Systems, Inc. (a)	25,032	1,498,416
Workday, Inc. Class A (a)	7,175	1,383,699
Workiva, Inc. (a)	27,030	1,370,421
Yext, Inc. (a) (b)	57,957	1,266,940
Zendesk, Inc. (a)	16,876	1,434,460
		100,174,579
DATA PROCESSING & OUTSOURCED SERVICES — 23.7%
Alliance Data Systems Corp.	7,832	1,370,443
Automatic Data Processing, Inc.	8,730	1,394,530
Black Knight, Inc. (a)	25,153	1,370,839
Broadridge Financial Solutions, Inc.	13,169	1,365,494
Cardtronics PLC Class A (a)	44,393	1,579,503
Conduent, Inc. (a)	92,012	1,272,526
CoreLogic, Inc. (a)	35,138	1,309,242
CSG Systems International, Inc.	31,661	1,339,260
Euronet Worldwide, Inc. (a)	9,612	1,370,575
Everi Holdings, Inc. (a)	170,091	1,789,357
EVERTEC, Inc.	47,070	1,309,017
Evo Payments, Inc. Class A (a) (b)	51,195	1,487,215
ExlService Holdings, Inc. (a)	22,204	1,332,684
Fidelity National Information Services, Inc.	12,325	1,393,958
First Data Corp. Class A (a)	51,620	1,356,057
Fiserv, Inc. (a) (b)	15,349	1,355,010
FleetCor Technologies, Inc. (a)	5,719	1,410,248
Genpact, Ltd.	38,974	1,371,105
Global Payments, Inc.	9,997	1,364,790
GreenSky, Inc. Class A (a) (b)	101,710	1,316,127
Jack Henry & Associates, Inc.	9,921	1,376,440
Mastercard, Inc. Class A	5,873	1,382,798
MAXIMUS, Inc.	18,706	1,327,752
NIC, Inc.	78,018	1,333,328
Paychex, Inc.	17,068	1,368,854
PayPal Holdings, Inc. (a)	13,616	1,413,885
Sabre Corp.	61,837	1,322,693
Square, Inc. Class A (a)	17,513	1,312,074

See accompanying notes to schedules of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sykes Enterprises, Inc. (a)	45,877	$1,297,402
Total System Services, Inc.	13,997	1,329,855
Travelport Worldwide, Ltd.	82,882	1,303,734
TTEC Holdings, Inc.	18,967	687,174
Verra Mobility Corp. (a) (b)	110,003	1,309,036
Visa, Inc. Class A	8,843	1,381,188
Western Union Co. (b)	72,665	1,342,123
WEX, Inc. (a)	7,523	1,444,341
Worldpay, Inc. Class A (a)	13,535	1,536,222
		50,326,879
INTERACTIVE HOME ENTERTAINMENT — 3.4%
Activision Blizzard, Inc.	31,000	1,411,430
Electronic Arts, Inc. (a)	13,247	1,346,293
Glu Mobile, Inc. (a)	147,552	1,614,219
Take-Two Interactive Software, Inc. (a)	14,969	1,412,624
Zynga, Inc. Class A (a)	254,472	1,356,336
		7,140,902
IT CONSULTING & OTHER SERVICES — 10.6%
Accenture PLC Class A	8,057	1,418,193
Booz Allen Hamilton Holding Corp.	24,436	1,420,709
CACI International, Inc. Class A (a)	7,265	1,322,375
Cognizant Technology Solutions Corp. Class A	18,311	1,326,632
DXC Technology Co.	20,298	1,305,364
EPAM Systems, Inc. (a)	8,089	1,368,092
Gartner, Inc. (a)	9,224	1,399,096
International Business Machines Corp.	9,646	1,361,051
Leidos Holdings, Inc.	20,866	1,337,302
LiveRamp Holdings, Inc. (a) (b)	22,214	1,212,218
ManTech International Corp. Class A	24,164	1,305,339
Perficient, Inc. (a)	46,699	1,279,086
Perspecta, Inc.	63,962	1,293,312
Presidio, Inc.	82,567	1,221,992
Science Applications International Corp.	18,147	1,396,412
Unisys Corp. (a) (b)	102,995	1,201,952
Virtusa Corp. (a)	26,083	1,394,136
		22,563,261
SYSTEMS SOFTWARE — 15.0%
A10 Networks, Inc. (a)	130,048	922,040
Appian Corp. (a) (b)	37,193	1,280,555
CommVault Systems, Inc. (a)	20,290	1,313,575
FireEye, Inc. (a) (b)	80,925	1,358,731
ForeScout Technologies, Inc. (a)	30,577	1,281,482
Fortinet, Inc. (a)	16,150	1,356,115
Microsoft Corp.	11,789	1,390,395
Security Description	Shares	Value
OneSpan, Inc. (a)	55,961	$1,075,570
Oracle Corp.	24,690	1,326,100
Palo Alto Networks, Inc. (a)	5,554	1,348,956
Progress Software Corp.	35,823	1,589,467
Proofpoint, Inc. (a)	11,394	1,383,573
Qualys, Inc. (a)	15,724	1,301,004
Rapid7, Inc. (a)	28,920	1,463,641
Red Hat, Inc. (a)	7,209	1,317,084
SailPoint Technologies Holding, Inc. (a)	47,620	1,367,646
ServiceNow, Inc. (a)	5,569	1,372,703
Symantec Corp.	59,356	1,364,594
Tableau Software, Inc. Class A (a) (b)	10,500	1,336,440
Teradata Corp. (a)	27,453	1,198,323
TiVo Corp.	134,596	1,254,435
Varonis Systems, Inc. (a)	22,498	1,341,556
VMware, Inc. Class A	7,703	1,390,469
Zscaler, Inc. (a) (b)	21,522	1,526,555
		31,861,009
TOTAL COMMON STOCKS (Cost $198,775,686)		212,066,630
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d)	239,225	239,225
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,927,247	1,927,247
TOTAL SHORT-TERM INVESTMENTS (Cost $2,166,472)		2,166,472
TOTAL INVESTMENTS — 100.9% (Cost $200,942,158)		214,233,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,933,609)
NET ASSETS — 100.0%		$212,299,493
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$212,066,630	$—	$—	$212,066,630
Short-Term Investments	2,166,472	—	—	2,166,472
TOTAL INVESTMENTS	$214,233,102	$—	$—	$214,233,102
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131,474	$131,474	$6,683,124	$6,575,373	$—	$—	239,225	$239,225	$2,595	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,945,755	1,945,755	16,463,902	16,482,410	—	—	1,927,247	1,927,247	5,367	—
Total		$2,077,229	$23,147,026	$23,057,783	$—	$—		$2,166,472	$7,962	$—
See accompanying notes to schedules of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
DATA PROCESSING & OUTSOURCED SERVICES — 3.0%
Xerox Corp.	7,016	$224,372
ELECTRONIC COMPONENTS — 26.5%
Amphenol Corp. Class A	2,289	216,173
AVX Corp.	3,695	64,071
Belden, Inc.	3,693	198,314
Corning, Inc.	6,289	208,166
Dolby Laboratories, Inc. Class A	3,316	208,809
II-VI, Inc. (a) (b)	5,542	206,384
Knowles Corp. (a)	12,714	224,148
Littelfuse, Inc.	1,124	205,108
Rogers Corp. (a)	1,431	227,357
Vishay Intertechnology, Inc. (b)	10,672	197,112
		1,955,642
ELECTRONIC EQUIPMENT & INSTRUMENTS — 34.9%
Badger Meter, Inc.	1,506	83,794
Cognex Corp.	4,117	209,391
Coherent, Inc. (a) (b)	1,588	225,051
Control4 Corp. (a)	5,614	95,045
FARO Technologies, Inc. (a)	967	42,461
Fitbit, Inc. Class A (a) (b)	37,324	220,958
FLIR Systems, Inc.	4,294	204,309
Itron, Inc. (a)	3,099	144,568
Keysight Technologies, Inc. (a)	2,531	220,703
Mesa Laboratories, Inc.	321	73,991
MTS Systems Corp.	1,188	64,698
National Instruments Corp.	4,754	210,887
Novanta, Inc. (a)	1,593	134,975
OSI Systems, Inc. (a)	2,042	178,879
Trimble, Inc. (a)	5,558	224,543
Vishay Precision Group, Inc. (a)	635	21,723
Zebra Technologies Corp. Class A (a)	1,050	220,007
		2,575,983
SYSTEMS SOFTWARE — 3.2%
Dell Technologies, Inc. Class C (a)	4,050	237,694
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 32.2%
3D Systems Corp. (a) (b)	19,396	$208,701
Apple, Inc.	1,229	233,448
Cray, Inc. (a)	3,221	83,907
Diebold Nixdorf, Inc.	9,466	104,789
Electronics For Imaging, Inc. (a)	7,097	190,909
Hewlett Packard Enterprise Co.	13,581	209,555
HP, Inc.	11,313	219,812
NCR Corp. (a) (b)	7,935	216,546
NetApp, Inc.	3,364	233,260
Pure Storage, Inc. Class A (a)	10,895	237,402
Seagate Technology PLC	4,599	220,246
Western Digital Corp.	4,477	215,165
		2,373,740
TOTAL COMMON STOCKS (Cost $6,959,080)		7,367,431
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d) (Cost $5,096),	5,096	5,096
TOTAL INVESTMENTS — 99.9% (Cost $6,964,176)		7,372,527
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,822
NET ASSETS — 100.0%		$7,381,349
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,367,431	$—	$—	$7,367,431
Short-Term Investment	5,096	—	—	5,096
TOTAL INVESTMENTS	$7,372,527	$—	$—	$7,372,527
See accompanying notes to schedules of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,880	$4,880	$132,123	$131,907	$—	$—	5,096	$5,096	$117	$—
State Street Navigator Securities Lending Government Money Market Portfolio	189,287	189,287	2,578,287	2,767,574	—	—	—	—	1,284	—
Total		$194,167	$2,710,410	$2,899,481	$—	$—		$5,096	$1,401	$—
See accompanying notes to schedules of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 15.0%
CenturyLink, Inc.	231,666	$2,777,675
Cogent Communications Holdings, Inc.	52,595	2,853,279
Iridium Communications, Inc. (a) (b)	126,093	3,333,899
ORBCOMM, Inc. (a) (b)	90,707	614,994
Vonage Holdings Corp. (a)	288,377	2,895,305
Zayo Group Holdings, Inc. (a)	103,539	2,942,578
		15,417,730
COMMUNICATIONS EQUIPMENT — 60.6%
Acacia Communications, Inc. (a)	54,828	3,144,386
ADTRAN, Inc.	61,232	838,878
Arista Networks, Inc. (a)	10,425	3,278,245
ARRIS International PLC (a)	89,979	2,844,236
CalAmp Corp. (a)	74,424	936,254
Ciena Corp. (a)	73,012	2,726,268
Cisco Systems, Inc.	55,808	3,013,074
CommScope Holding Co., Inc. (a)	130,084	2,826,725
Comtech Telecommunications Corp.	26,881	624,177
EchoStar Corp. Class A (a)	69,273	2,525,001
Extreme Networks, Inc. (a)	260,093	1,948,097
F5 Networks, Inc. (a)	17,988	2,822,857
Finisar Corp. (a)	121,566	2,816,684
Infinera Corp. (a) (b)	358,809	1,557,231
InterDigital, Inc.	43,142	2,846,509
Juniper Networks, Inc.	110,916	2,935,947
Lumentum Holdings, Inc. (a) (b)	60,747	3,434,635
Motorola Solutions, Inc.	20,509	2,879,874
NETGEAR, Inc. (a)	80,834	2,677,222
NetScout Systems, Inc. (a)	88,393	2,481,192
Plantronics, Inc.	59,542	2,745,482
Quantenna Communications, Inc. (a)	58,610	1,425,981
Ubiquiti Networks, Inc.	20,221	3,027,286
ViaSat, Inc. (a) (b)	38,228	2,962,670
Viavi Solutions, Inc. (a)	230,694	2,855,992
		62,174,903
INTEGRATED TELECOMMUNICATION SERVICES — 10.5%
AT&T, Inc.	95,070	2,981,395
ATN International, Inc.	15,990	901,676
Cincinnati Bell, Inc. (a)	89,214	851,102
Consolidated Communications Holdings, Inc. (b)	158,390	1,728,035
Security Description	Shares	Value
Frontier Communications Corp. (a) (b)	645,102	$1,283,753
Verizon Communications, Inc.	50,427	2,981,748
		10,727,709
WIRELESS TELECOMMUNICATION SERVICES — 13.8%
Boingo Wireless, Inc. (a)	83,430	1,942,250
NII Holdings, Inc. (a)	240,932	472,227
Shenandoah Telecommunications Co.	34,697	1,539,159
Sprint Corp. (a)	467,028	2,638,708
Telephone & Data Systems, Inc.	91,705	2,818,095
T-Mobile US, Inc. (a)	40,356	2,788,600
United States Cellular Corp. (a)	41,705	1,914,676
		14,113,715
TOTAL COMMON STOCKS (Cost $108,092,075)		102,434,057
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d)	143,374	143,374
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,748,355	2,748,355
TOTAL SHORT-TERM INVESTMENTS (Cost $2,891,729)		2,891,729
TOTAL INVESTMENTS — 102.7% (Cost $110,983,804)		105,325,786
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(2,753,005)
NET ASSETS — 100.0%		$102,572,781
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$102,434,057	$—	$—	$102,434,057
Short-Term Investments	2,891,729	—	—	2,891,729
TOTAL INVESTMENTS	$105,325,786	$—	$—	$105,325,786
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	563,875	$563,875	$5,823,493	$6,243,994	$—	$—	143,374	$143,374	$3,958	$—
State Street Navigator Securities Lending Government Money Market Portfolio	12,522,432	12,522,432	120,467,061	130,241,138	—	—	2,748,355	2,748,355	182,533	—
Total		$13,086,307	$126,290,554	$136,485,132	$—	$—		$2,891,729	$186,491	$—
See accompanying notes to schedules of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 22.6%
Air Transport Services Group, Inc. (a)	139,314	$3,211,188
Atlas Air Worldwide Holdings, Inc. (a)	79,528	4,020,936
C.H. Robinson Worldwide, Inc.	44,566	3,876,796
Echo Global Logistics, Inc. (a)	57,630	1,428,071
Expeditors International of Washington, Inc.	52,282	3,968,204
FedEx Corp.	22,627	4,104,764
Forward Air Corp.	34,946	2,262,055
Hub Group, Inc. Class A (a)	80,430	3,285,566
United Parcel Service, Inc. Class B	36,529	4,081,750
XPO Logistics, Inc. (a) (b)	84,250	4,527,595
		34,766,925
AIRLINES — 25.6%
Alaska Air Group, Inc.	70,005	3,928,681
Allegiant Travel Co.	30,679	3,972,010
American Airlines Group, Inc.	122,039	3,875,959
Delta Air Lines, Inc.	78,553	4,057,262
Hawaiian Holdings, Inc. (b)	151,935	3,988,294
JetBlue Airways Corp. (a)	242,131	3,961,263
SkyWest, Inc.	73,701	4,001,227
Southwest Airlines Co.	75,188	3,903,009
Spirit Airlines, Inc. (a)	75,318	3,981,310
United Continental Holdings, Inc. (a)	47,230	3,768,009
		39,437,024
AIRPORT SERVICES — 2.6%
Macquarie Infrastructure Corp.	98,146	4,045,578
MARINE — 3.7%
Kirby Corp. (a)	54,726	4,110,470
Matson, Inc.	43,857	1,582,799
		5,693,269
RAILROADS — 13.2%
CSX Corp.	54,248	4,058,835
Genesee & Wyoming, Inc. Class A (a)	48,501	4,226,377
Kansas City Southern	35,016	4,061,156
Norfolk Southern Corp.	21,978	4,107,468
Union Pacific Corp.	23,683	3,959,798
		20,413,634
Security Description	Shares	Value
TRUCKING — 32.1%
AMERCO	10,606	$3,940,235
ArcBest Corp.	85,905	2,645,015
Avis Budget Group, Inc. (a)	113,604	3,960,235
Heartland Express, Inc.	109,413	2,109,483
Hertz Global Holdings, Inc. (a)	243,379	4,227,493
JB Hunt Transport Services, Inc.	38,281	3,877,482
Knight-Swift Transportation Holdings, Inc. (b)	119,991	3,921,306
Landstar System, Inc.	36,671	4,011,441
Marten Transport, Ltd.	60,634	1,081,104
Old Dominion Freight Line, Inc.	27,286	3,939,826
Ryder System, Inc.	65,996	4,091,092
Saia, Inc. (a)	63,856	3,901,602
Schneider National, Inc. Class B	184,893	3,891,998
Werner Enterprises, Inc.	114,614	3,914,068
		49,512,380
TOTAL COMMON STOCKS (Cost $168,606,268)		153,868,810
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.43% (c) (d) (Cost $346,069),	346,069	346,069
TOTAL INVESTMENTS — 100.0% (Cost $168,952,337)		154,214,879
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		9,124
NET ASSETS — 100.0%		$154,224,003
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedules of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$153,868,810	$—	$—	$153,868,810
Short-Term Investment	346,069	—	—	346,069
TOTAL INVESTMENTS	$154,214,879	$—	$—	$154,214,879
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	563,163	$563,163	$2,112,253	$2,329,347	$—	$—	346,069	$346,069	$4,555	$—
See accompanying notes to schedules of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Hexcel Corp.	5,857	$405,070
Northrop Grumman Corp.	11,443	3,085,033
Spirit AeroSystems Holdings, Inc. Class A	3,675	336,373
Teledyne Technologies, Inc. (a)	2,028	480,656
		4,307,132
AIRLINES — 1.0%
Alaska Air Group, Inc.	9,053	508,054
Southwest Airlines Co.	38,158	1,980,782
		2,488,836
BANKS — 8.0%
BankUnited, Inc.	7,426	248,028
Comerica, Inc.	8,037	589,273
East West Bancorp, Inc.	10,372	497,545
Fifth Third Bancorp	0	6
Investors Bancorp, Inc.	18,361	217,578
Prosperity Bancshares, Inc. (b)	4,342	299,859
Signature Bank	3,976	509,206
SVB Financial Group (a)	3,457	768,699
Umpqua Holdings Corp.	15,121	249,497
US Bancorp	108,634	5,235,072
Valley National Bancorp	21,097	202,109
Wells Fargo & Co.	253,196	12,234,431
		21,051,303
BEVERAGES — 9.3%
Coca-Cola Co.	279,028	13,075,252
PepsiCo, Inc.	93,339	11,438,695
		24,513,947
BIOTECHNOLOGY — 5.2%
Alexion Pharmaceuticals, Inc. (a)	14,655	1,981,063
Amgen, Inc.	41,826	7,946,103
Biogen, Inc. (a)	13,937	3,294,428
Sarepta Therapeutics, Inc. (a) (b)	4,087	487,130
		13,708,724
BUILDING PRODUCTS — 1.0%
Johnson Controls International PLC	60,906	2,249,868
USG Corp.	6,718	290,889
		2,540,757
CAPITAL MARKETS — 2.1%
Franklin Resources, Inc.	20,601	682,717
Northern Trust Corp.	14,571	1,317,364
S&P Global, Inc.	16,592	3,493,446
		5,493,527
CHEMICALS — 2.4%
Chemours Co.	13,634	506,640
Ecolab, Inc.	18,995	3,353,377
FMC Corp.	8,765	673,327
International Flavors & Fragrances, Inc. (b)	5,740	739,255
Security Description	Shares	Value
Livent Corp. (a)	8,197	$100,659
Mosaic Co.	23,167	632,691
Valvoline, Inc.	15,295	283,875
		6,289,824
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Rollins, Inc.	8,658	360,346
CONSUMER FINANCE — 0.8%
Discover Financial Services	22,916	1,630,703
Navient Corp.	21,636	250,328
Santander Consumer USA Holdings, Inc.	9,233	195,093
		2,076,124
CONTAINERS & PACKAGING — 0.3%
Bemis Co., Inc.	6,784	376,376
Graphic Packaging Holding Co. (b)	25,940	327,622
		703,998
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,147	272,905
Weight Watchers International, Inc. (a) (b)	828	16,684
		289,589
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	57,194	685,756
Zayo Group Holdings, Inc. (a)	14,142	401,916
		1,087,672
ELECTRIC UTILITIES — 0.4%
Alliant Energy Corp.	15,418	726,651
Portland General Electric Co.	6,767	350,801
		1,077,452
ELECTRICAL EQUIPMENT — 0.1%
nVent Electric PLC	13,257	357,674
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
CDW Corp.	2,867	276,293
ENTERTAINMENT — 0.8%
Electronic Arts, Inc. (a)	15,044	1,528,922
Viacom, Inc. Class B	24,570	689,680
		2,218,602
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
American Campus Communities, Inc. REIT	9,920	471,994
American Homes 4 Rent Class A REIT	16,959	385,308
Apartment Investment & Management Co. Class A REIT	11,477	577,178
Camden Property Trust REIT	6,152	624,428
Equity LifeStyle Properties, Inc. REIT	5,555	634,936
Healthcare Realty Trust, Inc. REIT	8,080	259,449

See accompanying notes to schedules of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Healthcare Trust of America, Inc. Class A REIT	13,435	$384,107
JBG SMITH Properties REIT	7,494	309,877
National Retail Properties, Inc. REIT	7,791	431,543
Realty Income Corp. REIT	18,742	1,378,662
RLJ Lodging Trust REIT	11,417	200,597
Ryman Hospitality Properties, Inc. REIT	3,486	286,689
Senior Housing Properties Trust REIT	4,972	58,570
STORE Capital Corp. REIT	7,863	263,410
Sun Communities, Inc. REIT	5,226	619,386
VICI Properties, Inc. REIT	24,135	528,074
		7,414,208
FOOD & STAPLES RETAILING — 0.5%
Kroger Co.	52,189	1,283,849
FOOD PRODUCTS — 0.5%
J.M. Smucker Co.	7,243	843,810
Lamb Weston Holdings, Inc.	3,129	234,487
McCormick & Co., Inc.	2,243	337,863
		1,416,160
GAS UTILITIES — 0.1%
National Fuel Gas Co.	6,073	370,210
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Edwards Lifesciences Corp. (a)	13,855	2,650,877
IDEXX Laboratories, Inc. (a)	5,622	1,257,079
Penumbra, Inc. (a) (b)	2,016	296,372
		4,204,328
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc.	7,183	345,861
Chemed Corp.	1,156	370,001
WellCare Health Plans, Inc. (a)	3,105	837,574
		1,553,436
HOTELS, RESTAURANTS & LEISURE — 2.7%
Dunkin' Brands Group, Inc.	5,452	409,445
Starbucks Corp.	75,749	5,631,181
Yum China Holdings, Inc.	23,405	1,051,118
		7,091,744
HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	9,110	1,461,791
Energizer Holdings, Inc.	3,868	173,789
		1,635,580
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Energy Corp.	29,775	775,043
INSURANCE — 3.0%
Assurant, Inc.	3,739	354,868
Hartford Financial Services Group, Inc.	23,570	1,171,900
MetLife, Inc.	56,980	2,425,639
Primerica, Inc.	2,901	354,357
Security Description	Shares	Value
Principal Financial Group, Inc.	18,808	$943,974
Prudential Financial, Inc.	27,677	2,542,963
		7,793,701
INTERACTIVE MEDIA & SERVICES — 0.9%
IAC/InterActiveCorp (a)	5,061	1,063,367
Twitter, Inc. (a)	37,938	1,247,401
		2,310,768
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Etsy, Inc. (a)	11,480	771,686
GrubHub, Inc. (a) (b)	8,368	581,325
		1,353,011
IT SERVICES — 9.2%
Alliance Data Systems Corp.	3,855	674,548
Amdocs, Ltd.	9,431	510,311
Booz Allen Hamilton Holding Corp.	6,303	366,456
Fidelity National Information Services, Inc.	21,697	2,453,931
Global Payments, Inc.	10,149	1,385,542
Jack Henry & Associates, Inc.	2,454	340,468
Leidos Holdings, Inc.	10,490	672,304
Mastercard, Inc. Class A	60,654	14,280,984
Okta, Inc. (a)	7,807	645,873
Paychex, Inc.	21,143	1,695,669
Twilio, Inc. Class A (a) (b)	2,856	368,938
Western Union Co.	30,243	558,588
WEX, Inc. (a)	1,725	331,183
		24,284,795
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a) (b)	25,177	327,301
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	21,097	1,695,777
Charles River Laboratories International, Inc. (a)	3,241	470,755
Syneos Health, Inc. (a)	3,621	187,423
		2,353,955
MACHINERY — 4.5%
Caterpillar, Inc.	39,989	5,418,110
Illinois Tool Works, Inc.	22,837	3,277,795
ITT, Inc.	6,633	384,714
Pentair PLC	18,552	825,749
Stanley Black & Decker, Inc.	10,149	1,381,989
Toro Co.	6,742	464,119
		11,752,476
METALS & MINING — 0.6%
Alcoa Corp. (a)	10,649	299,876
Newmont Mining Corp.	35,083	1,254,919
		1,554,795
MULTI-UTILITIES — 2.3%
Consolidated Edison, Inc.	20,513	1,739,708
Public Service Enterprise Group, Inc.	33,313	1,979,125

See accompanying notes to schedules of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Sempra Energy	17,385	$2,188,076
		5,906,909
MULTILINE RETAIL — 1.4%
Macy's, Inc.	20,663	496,532
Nordstrom, Inc. (b)	8,164	362,318
Target Corp.	35,128	2,819,373
		3,678,223
OIL, GAS & CONSUMABLE FUELS — 5.4%
ConocoPhillips	77,247	5,155,465
EQT Corp.	17,407	361,021
Equitrans Midstream Corp.	13,918	303,134
Marathon Petroleum Corp.	30,410	1,820,038
Occidental Petroleum Corp.	50,417	3,337,605
Parsley Energy, Inc. Class A (a)	9,903	191,128
Peabody Energy Corp.	3,482	98,645
Phillips 66	30,774	2,928,762
		14,195,798
PERSONAL PRODUCTS — 1.0%
Coty, Inc. Class A	25,816	296,884
Estee Lauder Cos., Inc. Class A	13,763	2,278,465
		2,575,349
PHARMACEUTICALS — 10.6%
Jazz Pharmaceuticals PLC (a)	4,284	612,398
Johnson & Johnson	176,697	24,700,474
Zoetis, Inc.	24,941	2,510,810
		27,823,682
PROFESSIONAL SERVICES — 0.9%
ASGN, Inc. (a)	3,947	250,595
Equifax, Inc.	7,879	933,661
ManpowerGroup, Inc.	4,694	388,147
Nielsen Holdings PLC	12,802	303,023
Robert Half International, Inc.	8,767	571,258
		2,446,684
ROAD & RAIL — 0.3%
Kansas City Southern	6,742	781,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Texas Instruments, Inc.	58,247	6,178,259
Universal Display Corp. (b)	3,691	564,170
		6,742,429
SOFTWARE — 1.9%
Ellie Mae, Inc. (a)	5,492	542,005
HubSpot, Inc. (a)	9,251	1,537,609
Intuit, Inc.	6,681	1,746,480
Zendesk, Inc. (a)	13,686	1,163,310
		4,989,404
SPECIALTY RETAIL — 8.1%
American Eagle Outfitters, Inc.	10,699	237,197
Gap, Inc.	13,983	366,075
Home Depot, Inc.	76,998	14,775,146
L Brands, Inc.	3,822	105,411
Security Description	Shares	Value
TJX Cos., Inc.	82,763	$4,403,819
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,904	1,012,712
Urban Outfitters, Inc. (a)	272	8,062
Williams-Sonoma, Inc.	6,054	340,659
		21,249,081
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Western Digital Corp.	13,844	665,343
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Lululemon Athletica, Inc. (a)	3,620	593,210
Ralph Lauren Corp.	3,862	500,824
Tapestry, Inc.	19,347	628,584
		1,722,618
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	3,904	64,299
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	8,016	275,349
HD Supply Holdings, Inc. (a)	12,074	523,408
Watsco, Inc.	2,237	320,361
		1,119,118
WATER UTILITIES — 0.2%
Aqua America, Inc.	11,996	437,134
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (a)	21,359	1,475,907
TOTAL COMMON STOCKS (Cost $241,813,605)		262,191,075
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	183,004	183,004
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	393,714	393,714
TOTAL SHORT-TERM INVESTMENTS (Cost $576,718)		576,718
TOTAL INVESTMENTS — 100.0% (Cost $242,390,323)		262,767,793
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		17,853
NET ASSETS — 100.0%		$262,785,646

See accompanying notes to schedules of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$262,191,075	$—	$—	$262,191,075
Short-Term Investments	576,718	—	—	576,718
TOTAL INVESTMENTS	$262,767,793	$—	$—	$262,767,793
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	383,697	$383,697	$30,539,303	$30,739,996	$—	$—	183,004	$183,004	$8,499	$—
State Street Navigator Securities Lending Government Money Market Portfolio	184,082	184,082	5,649,997	5,440,365	—	—	393,714	393,714	1,210	—
Total		$567,779	$36,189,300	$36,180,361	$—	$—		$576,718	$9,709	$—
See accompanying notes to schedules of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Lockheed Martin Corp.	6,978	$2,094,516
Northrop Grumman Corp.	7,651	2,062,710
		4,157,226
BANKS — 1.7%
Commerce Bancshares, Inc.	24,877	1,444,359
US Bancorp	79,737	3,842,526
		5,286,885
BEVERAGES — 2.3%
Coca-Cola Co.	76,480	3,583,853
PepsiCo, Inc.	29,256	3,585,323
		7,169,176
CAPITAL MARKETS — 4.1%
CME Group, Inc.	27,829	4,580,097
FactSet Research Systems, Inc.	8,041	1,996,339
Intercontinental Exchange, Inc.	53,157	4,047,374
Nasdaq, Inc.	27,300	2,388,477
		13,012,287
CHEMICALS — 2.9%
Air Products & Chemicals, Inc.	16,354	3,122,960
Ecolab, Inc.	17,776	3,138,175
Linde PLC	15,615	2,747,147
		9,008,282
COMMERCIAL SERVICES & SUPPLIES — 4.3%
Cintas Corp.	10,981	2,219,370
KAR Auction Services, Inc.	30,353	1,557,413
Republic Services, Inc.	75,048	6,032,358
Waste Management, Inc.	36,885	3,832,720
		13,641,861
COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.	33,044	1,784,046
CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	14,509	1,543,613
Ball Corp.	34,600	2,001,956
Bemis Co., Inc.	21,200	1,176,176
Sonoco Products Co.	23,000	1,415,190
		6,136,935
DIVERSIFIED CONSUMER SERVICES — 1.1%
Bright Horizons Family Solutions, Inc. (a)	13,524	1,719,036
Service Corp. International	41,462	1,664,699
		3,383,735
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. Class B (a)	30,060	6,038,753
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	72,186	2,263,753
Security Description	Shares	Value
ELECTRIC UTILITIES — 2.5%
Duke Energy Corp.	31,709	$2,853,810
NextEra Energy, Inc.	15,200	2,938,464
OGE Energy Corp.	46,600	2,009,392
		7,801,666
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	29,100	1,992,477
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	34,239	3,233,531
CDW Corp.	17,648	1,700,738
		4,934,269
ENTERTAINMENT — 0.8%
Walt Disney Co.	21,580	2,396,027
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.1%
AvalonBay Communities, Inc. REIT	19,637	3,941,735
Camden Property Trust REIT	22,400	2,273,600
Crown Castle International Corp. REIT	36,583	4,682,624
Douglas Emmett, Inc. REIT	37,451	1,513,770
Equity Commonwealth REIT	28,189	921,498
Equity LifeStyle Properties, Inc. REIT	20,100	2,297,430
Essex Property Trust, Inc. REIT	13,900	4,020,436
PS Business Parks, Inc. REIT	4,600	721,418
Sun Communities, Inc. REIT	19,600	2,322,992
WP Carey, Inc. REIT	38,400	3,007,872
		25,703,375
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	10,042	2,431,570
Sysco Corp.	48,498	3,237,726
		5,669,296
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Danaher Corp.	19,726	2,604,226
Medtronic PLC	21,800	1,985,544
Stryker Corp.	12,190	2,407,769
		6,997,539
HOTELS, RESTAURANTS & LEISURE — 2.6%
McDonald's Corp.	18,888	3,586,831
Starbucks Corp.	33,518	2,491,728
Yum! Brands, Inc.	21,500	2,145,915
		8,224,474
HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	39,476	2,705,685
Procter & Gamble Co.	31,868	3,315,865
		6,021,550
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	11,563	2,402,560
Honeywell International, Inc.	19,764	3,140,895
Roper Technologies, Inc.	6,124	2,094,224
		7,637,679

See accompanying notes to schedules of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
INSURANCE — 21.2%
Aflac, Inc.	106,889	$5,344,450
Alleghany Corp. (a)	3,250	1,990,300
Allstate Corp.	46,274	4,358,085
American Financial Group, Inc.	17,070	1,642,305
American National Insurance Co.	4,700	567,854
Aon PLC	25,508	4,354,216
Arch Capital Group, Ltd. (a)	90,063	2,910,836
Arthur J Gallagher & Co.	42,072	3,285,823
Axis Capital Holdings, Ltd.	18,666	1,022,524
Brown & Brown, Inc.	54,091	1,596,225
Chubb, Ltd.	39,424	5,522,514
Cincinnati Financial Corp.	35,796	3,074,876
CNA Financial Corp.	63,211	2,740,197
Erie Indemnity Co. Class A	5,843	1,043,092
Everest Re Group, Ltd.	9,379	2,025,489
Hartford Financial Services Group, Inc.	82,500	4,101,900
Loews Corp.	63,454	3,041,350
Markel Corp. (a)	3,079	3,067,423
Marsh & McLennan Cos., Inc.	58,478	5,491,084
Reinsurance Group of America, Inc.	14,494	2,057,858
RenaissanceRe Holdings, Ltd.	9,617	1,380,040
Torchmark Corp.	25,169	2,062,600
Willis Towers Watson PLC	13,448	2,362,141
WR Berkley Corp.	22,749	1,927,295
		66,970,477
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	1,445	1,700,606
IT SERVICES — 8.2%
Accenture PLC Class A	14,027	2,469,033
Amdocs, Ltd.	32,545	1,761,010
Automatic Data Processing, Inc.	13,985	2,233,964
Broadridge Financial Solutions, Inc.	19,051	1,975,398
Fidelity National Information Services, Inc.	24,300	2,748,330
Fiserv, Inc. (a) (b)	38,135	3,366,558
GoDaddy, Inc. Class A (a)	24,121	1,813,658
InterXion Holding NV (a) (b)	16,578	1,106,250
Jack Henry & Associates, Inc.	16,878	2,341,654
Paychex, Inc.	28,317	2,271,023
Visa, Inc. Class A	25,092	3,919,119
		26,005,997
MACHINERY — 1.8%
Graco, Inc.	38,800	1,921,376
Illinois Tool Works, Inc.	15,046	2,159,553
Toro Co.	24,349	1,676,185
		5,757,114
MEDIA — 1.6%
Cable One, Inc.	1,000	981,380
Comcast Corp. Class A	43,475	1,738,131
Omnicom Group, Inc. (b)	30,050	2,193,349
		4,912,860
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.8%
AGNC Investment Corp. REIT	124,900	$2,248,200
Annaly Capital Management, Inc. REIT	326,500	3,261,735
Blackstone Mortgage Trust, Inc. Class A REIT	27,300	943,488
Chimera Investment Corp. REIT	43,200	809,568
Starwood Property Trust, Inc. REIT	63,463	1,418,398
		8,681,389
MULTI-UTILITIES — 2.8%
Dominion Energy, Inc.	41,753	3,200,785
DTE Energy Co.	23,042	2,874,259
Sempra Energy	22,943	2,887,606
		8,962,650
OIL, GAS & CONSUMABLE FUELS — 1.3%
Chevron Corp.	13,775	1,696,804
Exxon Mobil Corp.	30,602	2,472,642
		4,169,446
PHARMACEUTICALS — 3.4%
Eli Lilly & Co.	18,756	2,433,779
Johnson & Johnson	24,925	3,484,266
Merck & Co., Inc.	27,023	2,247,503
Pfizer, Inc.	63,622	2,702,026
		10,867,574
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc.	21,398	2,845,934
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	18,829	1,997,192
SOFTWARE — 5.2%
ACI Worldwide, Inc. (a)	26,000	854,620
Adobe, Inc. (a)	6,737	1,795,343
Cadence Design Systems, Inc. (a)	27,926	1,773,580
Check Point Software Technologies, Ltd. (a)	16,964	2,145,777
Citrix Systems, Inc.	18,800	1,873,608
Intuit, Inc.	7,412	1,937,571
Microsoft Corp.	14,000	1,651,160
Oracle Corp.	43,544	2,338,748
Synopsys, Inc. (a)	17,806	2,050,361
		16,420,768
SPECIALTY RETAIL — 2.2%
Home Depot, Inc.	12,529	2,404,190
O'Reilly Automotive, Inc. (a)	4,956	1,924,415
TJX Cos., Inc.	46,931	2,497,198
		6,825,803
TOTAL COMMON STOCKS (Cost $300,980,082)		315,379,101

See accompanying notes to schedules of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $291,070)	291,070	$291,070
TOTAL INVESTMENTS — 99.9% (Cost $301,271,152)		315,670,171
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		231,025
NET ASSETS — 100.0%		$315,901,196

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$315,379,101	$—	$—	$315,379,101
Short-Term Investment	291,070	—	—	291,070
TOTAL INVESTMENTS	$315,670,171	$—	$—	$315,670,171
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131,783	$131,783	$4,880,562	$4,721,275	$—	$—	291,070	$291,070	$6,177	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,225,060	2,225,060	—	—	—	—	8,694	—
Total		$131,783	$7,105,622	$6,946,335	$—	$—		$291,070	$14,871	$—
See accompanying notes to schedules of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
Cubic Corp.	7,096	$399,079
Moog, Inc. Class A	89	7,739
National Presto Industries, Inc. (a)	5,677	616,238
		1,023,056
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	6,873	444,889
AIRLINES — 0.0% (b)
Allegiant Travel Co.	34	4,402
AUTO COMPONENTS — 0.7%
Cooper Tire & Rubber Co.	11,000	328,790
Cooper-Standard Holdings, Inc. (c)	67	3,146
Dorman Products, Inc. (c)	4,833	425,739
Fox Factory Holding Corp. (c)	193	13,489
LCI Industries	68	5,224
Standard Motor Products, Inc.	7,500	368,250
Visteon Corp. (c)	4,800	323,280
		1,467,918
BANKS — 14.9%
American National Bankshares, Inc.	18,200	635,544
Ames National Corp.	19,100	523,531
Arrow Financial Corp.	25,972	854,219
BancFirst Corp.	14,000	730,100
Bank of Hawaii Corp.	12,192	961,583
Bank of Marin Bancorp	20,108	818,195
BankFinancial Corp.	34,608	514,621
Bankwell Financial Group, Inc.	14,100	411,438
Banner Corp.	13,800	747,546
Baycom Corp. (c)	22,100	500,344
BCB Bancorp, Inc.	30,871	413,671
Berkshire Hills Bancorp, Inc.	464	12,639
Blue Hills Bancorp, Inc.	1,113	26,601
Brookline Bancorp, Inc.	59,840	861,696
Bryn Mawr Bank Corp.	20,300	733,439
CenterState Bank Corp.	1,021	24,310
Central Pacific Financial Corp.	26,972	777,872
Citizens & Northern Corp.	557	13,947
City Holding Co.	9,800	746,662
Community Bank System, Inc.	11,500	687,355
Community Trust Bancorp, Inc.	19,600	804,776
Farmers National Banc Corp.	51,158	705,469
Financial Institutions, Inc.	24,900	676,782
First Bancshares, Inc.	26,262	811,496
First Bank/Hamilton	37,500	432,375
First Busey Corp.	29,500	719,800
First Financial Corp.	16,300	684,600
First Foundation, Inc.	974	13,217
First Mid-Illinois Bancshares, Inc.	24,750	824,670
First Northwest Bancorp	454	7,069
Fulton Financial Corp.	49,056	759,387
Guaranty Bancshares, Inc.	18,512	540,921
HomeTrust Bancshares, Inc.	36,505	919,926
Independent Bank Corp.	47,900	1,029,850
Security Description	Shares	Value
Investar Holding Corp.	22,086	$501,573
Investors Bancorp, Inc.	89,300	1,058,205
LCNB Corp.	27,300	468,195
Macatawa Bank Corp.	59,900	595,406
MidWestOne Financial Group, Inc.	472	12,862
National Bank Holdings Corp. Class A	493	16,397
NBT Bancorp, Inc.	19,300	694,993
Nicolet Bankshares, Inc. (c)	15,524	925,230
Old Line Bancshares, Inc.	31,018	773,279
Orrstown Financial Services, Inc.	375	6,971
Park National Corp.	8,030	760,843
Parke Bancorp, Inc.	19,300	403,177
QCR Holdings, Inc.	25,383	860,991
Republic Bancorp, Inc. Class A	19,500	872,040
Sandy Spring Bancorp, Inc.	24,500	766,360
SB One Bancorp	18,100	393,132
Seacoast Banking Corp. of Florida (c)	26,089	687,445
Select Bancorp, Inc. (c)	37,100	421,827
Shore Bancshares, Inc.	28,254	421,267
South State Corp.	183	12,506
Southern National Bancorp of Virginia, Inc.	44,964	658,723
TriCo Bancshares	18,450	724,901
Valley National Bancorp	72,800	697,424
		32,659,398
BIOTECHNOLOGY — 0.9%
Anika Therapeutics, Inc. (c)	7,811	236,205
BioSpecifics Technologies Corp. (c)	2,761	172,093
China Biologic Products Holdings, Inc. (a) (c)	2,314	211,152
Emergent BioSolutions, Inc. (c)	4,182	211,275
Genomic Health, Inc. (c)	2,442	171,062
Ironwood Pharmaceuticals, Inc. (c)	11,400	154,242
Ligand Pharmaceuticals, Inc. (c)	1,300	163,423
Myriad Genetics, Inc. (c)	4,500	149,400
PDL BioPharma, Inc. (c)	50,095	186,353
Repligen Corp. (c)	2,500	147,700
Sinovac Biotech, Ltd. (c) (d)	30,008	194,152
		1,997,057
BUILDING PRODUCTS — 0.6%
AAON, Inc. (a)	10,091	466,002
CSW Industrials, Inc. (c)	7,400	423,946
Simpson Manufacturing Co., Inc.	6,466	383,240
		1,273,188
CAPITAL MARKETS — 0.5%
Ellington Financial, Inc.	63,900	1,143,810
CHEMICALS — 1.9%
Balchem Corp.	4,471	414,909
Cabot Corp.	9,600	399,648
Chase Corp.	3,998	369,975
Hawkins, Inc.	245	9,023
HB Fuller Co.	10,869	528,668
Innospec, Inc.	4,029	335,817
Orion Engineered Carbons SA	19,680	373,723

See accompanying notes to schedules of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PolyOne Corp.	153	$4,485
Quaker Chemical Corp.	2,145	429,708
Sensient Technologies Corp.	11,438	775,382
Stepan Co.	3,852	337,127
Trecora Resources (c)	25,002	227,268
		4,205,733
COMMERCIAL SERVICES & SUPPLIES — 3.4%
ABM Industries, Inc.	24,449	888,721
Brady Corp. Class A	9,635	447,160
Clean Harbors, Inc. (c)	158	11,302
Covanta Holding Corp.	22,274	385,563
Deluxe Corp.	11,012	481,445
Ennis, Inc.	24,997	518,938
Healthcare Services Group, Inc. (a)	16,269	536,714
Herman Miller, Inc.	10,274	361,439
Knoll, Inc.	15,200	287,432
Matthews International Corp. Class A	12,396	458,032
McGrath RentCorp	6,847	387,335
MSA Safety, Inc.	95	9,823
Pitney Bowes, Inc.	486	3,339
SP Plus Corp. (c)	11,947	407,632
Tetra Tech, Inc.	8,961	533,986
UniFirst Corp.	5,280	810,480
US Ecology, Inc.	7,000	391,860
Viad Corp.	9,840	553,893
		7,475,094
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	19,838	271,781
EchoStar Corp. Class A (c)	12,345	449,975
Gilat Satellite Networks, Ltd. (a)	34,139	286,768
InterDigital, Inc.	4,972	328,052
Ituran Location & Control, Ltd.	17,436	595,439
NetScout Systems, Inc. (c)	10,800	303,156
Plantronics, Inc.	165	7,608
Radware, Ltd. (c)	17,690	462,240
Viavi Solutions, Inc. (c)	24,300	300,834
		3,005,853
CONSTRUCTION & ENGINEERING — 0.2%
Valmont Industries, Inc.	4,126	536,793
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	4,900	413,070
CONTAINERS & PACKAGING — 0.7%
Silgan Holdings, Inc.	33,019	978,353
UFP Technologies, Inc. (c)	14,973	559,990
		1,538,343
DISTRIBUTORS — 0.2%
Weyco Group, Inc.	12,283	380,282
DIVERSIFIED CONSUMER SERVICES — 0.7%
Carriage Services, Inc.	19,370	372,872
Graham Holdings Co. Class B	1,332	909,996
Security Description	Shares	Value
Sotheby's (c)	7,400	$279,350
		1,562,218
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Compass Diversified Holdings	53,696	842,490
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc.	6,013	339,073
Cogent Communications Holdings, Inc.	11,007	597,130
Consolidated Communications Holdings, Inc. (a)	24,779	270,339
ORBCOMM, Inc. (c)	51,115	346,559
		1,553,101
ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	243	19,982
El Paso Electric Co.	15,954	938,414
MGE Energy, Inc.	12,754	866,889
Otter Tail Corp.	16,780	835,980
Portland General Electric Co.	482	24,987
		2,686,252
ELECTRICAL EQUIPMENT — 0.9%
AZZ, Inc.	8,443	345,572
EnerSys	5,960	388,354
Generac Holdings, Inc. (c)	6,700	343,241
Regal Beloit Corp.	5,215	426,952
Thermon Group Holdings, Inc. (c)	15,800	387,258
		1,891,377
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Badger Meter, Inc.	9,449	525,742
Benchmark Electronics, Inc.	18,753	492,266
CTS Corp.	12,435	365,216
ePlus, Inc. (c)	3,568	315,911
MTS Systems Corp.	175	9,531
Novanta, Inc. (c)	144	12,201
Park Electrochemical Corp.	494	7,756
Plexus Corp. (c)	9,631	587,009
ScanSource, Inc. (c)	11,092	397,315
Tech Data Corp. (c)	103	10,548
Vishay Intertechnology, Inc.	19,429	358,854
		3,082,349
ENERGY EQUIPMENT & SERVICES — 0.6%
Core Laboratories NV	3,000	206,790
Diamond Offshore Drilling, Inc. (a) (c)	203	2,129
Dril-Quip, Inc. (a) (c)	5,069	232,414
Exterran Corp. (c)	9,800	165,130
Natural Gas Services Group, Inc. (c)	11,713	202,752
Newpark Resources, Inc. (c)	20,061	183,759
Oceaneering International, Inc. (c)	11,737	185,092
Oil States International, Inc. (c)	162	2,747
Patterson-UTI Energy, Inc.	11,300	158,426
Rowan Cos. PLC Class A (a) (c)	224	2,417

See accompanying notes to schedules of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SEACOR Holdings, Inc. (c)	138	$5,835
		1,347,491
ENTERTAINMENT — 0.6%
IMAX Corp. (c)	349	7,915
Manchester United PLC Class A (a)	21,916	421,226
Marcus Corp.	11,706	468,825
Reading International, Inc. Class A (c)	20,761	331,346
		1,229,312
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.7%
Acadia Realty Trust REIT	26,778	730,236
Agree Realty Corp. REIT	14,600	1,012,364
American Assets Trust, Inc. REIT	20,610	945,175
Armada Hoffler Properties, Inc. REIT	74,430	1,160,364
Brandywine Realty Trust REIT	48,898	775,522
CatchMark Timber Trust, Inc. Class A REIT	1,642	16,124
Chesapeake Lodging Trust REIT	595	16,547
City Office REIT, Inc.	84,268	953,071
Columbia Property Trust, Inc. REIT	46,051	1,036,608
CorePoint Lodging, Inc. REIT	185	2,066
Corporate Office Properties Trust REIT	27,623	754,108
Cousins Properties, Inc. REIT	2,022	19,533
Easterly Government Properties, Inc. REIT	63,886	1,150,587
EastGroup Properties, Inc. REIT	217	24,226
Empire State Realty OP L.P.	60,293	961,673
Empire State Realty Trust, Inc. Class A REIT	63,912	1,009,810
Farmland Partners, Inc. REIT (a)	1,456	9,318
Getty Realty Corp. REIT	38,421	1,230,625
Gladstone Commercial Corp. REIT	43,518	903,869
Healthcare Realty Trust, Inc. REIT	663	21,289
Independence Realty Trust, Inc. REIT	86,734	935,860
iStar, Inc. REIT	95,400	803,268
LTC Properties, Inc. REIT	18,622	852,888
Monmouth Real Estate Investment Corp. REIT	66,540	876,997
National Health Investors, Inc. REIT	12,105	950,848
One Liberty Properties, Inc. REIT	30,700	890,300
Paramount Group, Inc. REIT	66,567	944,586
Physicians Realty Trust REIT	41,933	788,760
Piedmont Office Realty Trust, Inc. Class A REIT	56,472	1,177,441
PS Business Parks, Inc. REIT	209	32,777
Retail Opportunity Investments Corp. REIT	53,851	933,776
Retail Properties of America, Inc. Class A REIT	72,869	888,273
Rexford Industrial Realty, Inc. REIT	27,040	968,302
RPT Realty REIT (a)	67,946	816,031
Saul Centers, Inc. REIT	337	17,312
Sunstone Hotel Investors, Inc. REIT	1,081	15,566
Terreno Realty Corp. REIT	22,841	960,236
UMH Properties, Inc. REIT	55,241	777,793
Security Description	Shares	Value
Urban Edge Properties REIT	1,014	$19,266
Urstadt Biddle Properties, Inc. Class A REIT	36,005	743,143
Washington Real Estate Investment Trust	29,191	828,441
Weingarten Realty Investors REIT	572	16,800
		27,971,779
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	8,600	277,178
PriceSmart, Inc.	7,608	447,959
Village Super Market, Inc. Class A	14,020	383,167
Weis Markets, Inc.	12,100	493,801
		1,602,105
FOOD PRODUCTS — 1.6%
Adecoagro SA (c)	46,800	322,452
B&G Foods, Inc. (a)	245	5,983
Cal-Maine Foods, Inc.	7,100	316,873
Farmer Brothers Co. (c)	16,700	334,167
Fresh Del Monte Produce, Inc.	16,291	440,346
Hostess Brands, Inc. (c)	27,100	338,750
J&J Snack Foods Corp.	6,325	1,004,663
Lancaster Colony Corp.	134	20,996
Landec Corp. (c)	35,500	435,940
Sanderson Farms, Inc. (a)	2,673	352,408
		3,572,578
GAS UTILITIES — 0.4%
Northwest Natural Holding Co.	11,800	774,434
ONE Gas, Inc.	258	22,970
Spire, Inc.	343	28,225
		825,629
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
AngioDynamics, Inc. (c)	18,831	430,477
AtriCure, Inc. (c)	7,935	212,579
Avanos Medical, Inc. (c)	5,468	233,374
Cantel Medical Corp.	5,300	354,517
CONMED Corp.	5,386	448,007
CryoLife, Inc. (c)	11,405	332,684
Cutera, Inc. (c)	9,072	160,211
Globus Medical, Inc. Class A (c)	7,800	385,398
Heska Corp. (c)	2,104	179,092
Inogen, Inc. (a) (c)	25	2,384
LeMaitre Vascular, Inc.	6,989	216,659
Meridian Bioscience, Inc.	23,853	420,051
Merit Medical Systems, Inc. (c)	3,773	233,285
Natus Medical, Inc. (c)	9,657	245,095
Neogen Corp. (c)	4,553	261,297
NuVasive, Inc. (c)	4,879	277,078
Orthofix Medical, Inc. (c)	5,510	310,819
Oxford Immunotec Global PLC (c)	10,574	182,190
Quidel Corp. (c)	2,744	179,650
RTI Surgical Holdings, Inc. (c)	32,506	195,361
Surmodics, Inc. (c)	3,592	156,180
Utah Medical Products, Inc.	87	7,678

See accompanying notes to schedules of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Wright Medical Group NV (c)	193	$6,070
		5,430,136
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Acadia Healthcare Co., Inc. (c)	5,900	172,929
Addus HomeCare Corp. (c)	2,600	165,334
Amedisys, Inc. (c)	54	6,656
Brookdale Senior Living, Inc. (c)	28,482	187,411
Capital Senior Living Corp. (c)	528	2,107
CorVel Corp. (c)	5,600	365,344
Ensign Group, Inc.	5,241	268,287
LHC Group, Inc. (c)	2,283	253,093
Magellan Health, Inc. (c)	3,705	244,234
MEDNAX, Inc. (c)	13,800	374,946
National HealthCare Corp.	14,466	1,097,680
Owens & Minor, Inc.	44,856	183,910
Patterson Cos., Inc. (a)	17,222	376,301
Premier, Inc. Class A (c)	21,123	728,532
Select Medical Holdings Corp. (c)	17,588	247,815
Tenet Healthcare Corp. (c)	142	4,095
US Physical Therapy, Inc.	3,658	384,200
		5,062,874
HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (c)	29,811	284,397
HealthStream, Inc. (c)	11,319	317,611
HMS Holdings Corp. (c)	212	6,277
NextGen Healthcare, Inc. (c)	436	7,338
Omnicell, Inc. (c)	3,811	308,081
		923,704
HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (c)	735	18,324
Bloomin' Brands, Inc.	17,080	349,286
Brinker International, Inc.	8,791	390,145
Carrols Restaurant Group, Inc. (c)	587	5,852
Century Casinos, Inc. (c)	36,200	327,972
Cheesecake Factory, Inc. (a)	15,905	778,073
Churchill Downs, Inc.	6,500	586,690
Del Taco Restaurants, Inc. (c)	540	5,432
Denny's Corp. (c)	26,594	488,000
Dine Brands Global, Inc. (a)	101	9,220
Hyatt Hotels Corp. Class A	8,200	595,074
International Speedway Corp. Class A	15,798	689,267
Jack in the Box, Inc.	4,833	391,763
Lindblad Expeditions Holdings, Inc. (c)	43,275	659,944
Monarch Casino & Resort, Inc. (c)	7,100	311,832
Papa John's International, Inc. (a)	102	5,401
Penn National Gaming, Inc. (c)	225	4,522
Playa Hotels & Resorts NV (c)	114,100	870,583
Potbelly Corp. (c)	35,367	300,973
Ruth's Hospitality Group, Inc.	18,878	483,088
		7,271,441
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.3%
Century Communities, Inc. (c)	227	$5,441
Ethan Allen Interiors, Inc.	16,200	309,906
Helen of Troy, Ltd. (c)	3,627	420,587
M/I Homes, Inc. (c)	11,600	308,792
MDC Holdings, Inc.	15,134	439,794
Meritage Homes Corp. (c)	8,085	361,480
Taylor Morrison Home Corp. Class A (c)	17,200	305,300
TRI Pointe Group, Inc. (c)	22,700	286,928
Tupperware Brands Corp.	12,496	319,648
		2,757,876
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co.	4,874	825,851
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
Pattern Energy Group, Inc. Class A	272	5,984
INSURANCE — 4.6%
American National Insurance Co.	166	20,056
AMERISAFE, Inc.	12,100	718,740
Argo Group International Holdings, Ltd.	15,688	1,108,514
Donegal Group, Inc. Class A	34,645	465,975
Enstar Group, Ltd. (c)	5,481	953,694
Greenlight Capital Re, Ltd. Class A (a) (c)	1,067	11,598
Horace Mann Educators Corp.	22,800	802,788
Navigators Group, Inc.	13,270	927,175
ProAssurance Corp.	407	14,086
Protective Insurance Corp. Class B	26,574	492,151
RLI Corp.	10,200	731,850
Safety Insurance Group, Inc.	11,976	1,043,589
Third Point Reinsurance, Ltd. (c)	74,600	774,348
White Mountains Insurance Group, Ltd.	2,231	2,064,746
		10,129,310
IT SERVICES — 2.1%
Cass Information Systems, Inc.	7,300	345,290
CoreLogic, Inc. (c)	14,900	555,174
CSG Systems International, Inc.	10,342	437,466
EVERTEC, Inc.	13,927	387,310
ExlService Holdings, Inc. (c)	7,891	473,618
ManTech International Corp. Class A	9,989	539,606
NIC, Inc.	21,663	370,221
Perficient, Inc. (c)	14,002	383,515
Science Applications International Corp.	91	7,002
Sykes Enterprises, Inc. (c)	23,029	651,260
Travelport Worldwide, Ltd.	25,914	407,627
		4,558,089
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Callaway Golf Co.	20,527	326,995
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Luminex Corp.	13,953	321,059

See accompanying notes to schedules of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MACHINERY — 2.8%
Actuant Corp. Class A	393	$9,577
Alamo Group, Inc.	3,600	359,784
Albany International Corp. Class A	5,381	385,226
Barnes Group, Inc.	7,564	388,865
Briggs & Stratton Corp.	334	3,951
Douglas Dynamics, Inc.	9,300	354,051
ESCO Technologies, Inc.	8,188	548,842
Franklin Electric Co., Inc.	7,500	383,175
Gencor Industries, Inc. (c)	418	5,167
Hillenbrand, Inc.	13,229	549,400
Kadant, Inc.	4,200	369,432
Lindsay Corp. (a)	7,151	692,145
Mueller Industries, Inc.	292	9,151
Mueller Water Products, Inc. Class A	35,800	359,432
RBC Bearings, Inc. (c)	3,145	399,950
Rexnord Corp. (c)	14,000	351,960
Tennant Co.	5,800	360,122
Timken Co.	175	7,634
Watts Water Technologies, Inc. Class A	7,307	590,552
		6,128,416
MEDIA — 1.6%
AMC Networks, Inc. Class A (a) (c)	8,105	460,040
John Wiley & Sons, Inc. Class A	14,500	641,190
Loral Space & Communications, Inc. (a) (c)	15,248	549,690
Meredith Corp.	6,299	348,083
MSG Networks, Inc. Class A (c)	15,124	328,947
New Media Investment Group, Inc.	30,832	323,736
Scholastic Corp.	16,322	648,963
TEGNA, Inc.	22,369	315,403
Tribune Media Co. Class A	205	9,458
		3,625,510
METALS & MINING — 0.6%
Commercial Metals Co.	273	4,663
Compass Minerals International, Inc. (a)	7,398	402,229
Kaiser Aluminum Corp.	5,311	556,221
Worthington Industries, Inc.	8,921	332,932
		1,296,045
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 8.5%
AG Mortgage Investment Trust, Inc. REIT	54,410	916,264
Anworth Mortgage Asset Corp. REIT	221,361	894,298
Apollo Commercial Real Estate Finance, Inc. REIT (a)	137,565	2,503,683
Arbor Realty Trust, Inc. REIT (a)	63,051	817,771
Ares Commercial Real Estate Corp. REIT	59,079	897,410
ARMOUR Residential REIT, Inc.	55,045	1,075,029
Blackstone Mortgage Trust, Inc. Class A REIT (a)	729	25,194
Capstead Mortgage Corp. REIT	127,989	1,099,426
Security Description	Shares	Value
Cherry Hill Mortgage Investment Corp. REIT (a)	35,396	$609,519
Chimera Investment Corp. REIT (a)	1,337	25,055
Dynex Capital, Inc. REIT (a)	159,020	968,432
Great Ajax Corp. REIT	36,000	494,640
Invesco Mortgage Capital, Inc. REIT	67,046	1,059,327
Ladder Capital Corp. REIT	46,330	788,537
MFA Financial, Inc. REIT	248,080	1,803,542
PennyMac Mortgage Investment Trust REIT	41,407	857,539
Ready Capital Corp. REIT (a)	57,447	842,748
Redwood Trust, Inc. REIT	52,900	854,335
Two Harbors Investment Corp. REIT	104,105	1,408,541
Western Asset Mortgage Capital Corp. REIT (a)	78,023	798,175
		18,739,465
MULTI-UTILITIES — 0.5%
Unitil Corp.	18,703	1,013,141
OIL, GAS & CONSUMABLE FUELS — 1.9%
Antero Resources Corp. (c)	26,700	235,761
Centennial Resource Development, Inc. Class A (c)	16,500	145,035
Delek US Holdings, Inc.	4,357	158,682
Evolution Petroleum Corp.	30,141	203,452
Green Plains, Inc.	10,992	183,347
Gulfport Energy Corp. (a) (c)	24,558	196,955
Kosmos Energy, Ltd. (a)	614	3,825
Matador Resources Co. (a) (c)	7,673	148,319
NextDecade Corp. (a) (c)	55,115	304,235
Panhandle Oil and Gas, Inc. Class A	10,667	167,472
Par Pacific Holdings, Inc. (c)	17,036	303,411
PBF Energy, Inc. Class A	117	3,643
PDC Energy, Inc. (c)	3,400	138,312
Permian Basin Royalty Trust (a)	35,980	270,930
QEP Resources, Inc. (c)	303	2,360
Range Resources Corp.	13,400	150,616
Renewable Energy Group, Inc. (a) (c)	261	5,732
REX American Resources Corp. (c)	2,600	209,586
Sabine Royalty Trust (a)	8,051	374,774
San Juan Basin Royalty Trust	317	1,702
SemGroup Corp. Class A	10,126	149,257
Ship Finance International, Ltd. (a)	39,091	482,383
SilverBow Resources, Inc. (c)	11,100	255,300
Teekay Tankers, Ltd. Class A	180,400	175,006
		4,270,095
PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	8,534	549,248
PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (c)	12,235	536,994
Inter Parfums, Inc.	4,100	311,067
Medifast, Inc. (a)	81	10,332
		858,393
PHARMACEUTICALS — 0.3%
Amneal Pharmaceuticals, Inc. (c)	10,800	153,036

See accompanying notes to schedules of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (c)	8,768	$179,130
Mallinckrodt PLC (a) (c)	194	4,218
Medicines Co. (a) (c)	99	2,767
Prestige Consumer Healthcare, Inc. (a) (c)	11,697	349,857
		689,008
PROFESSIONAL SERVICES — 1.5%
CBIZ, Inc. (c)	29,959	606,370
Exponent, Inc.	11,592	669,090
Forrester Research, Inc.	11,947	577,638
ICF International, Inc.	5,415	411,973
Kelly Services, Inc. Class A	19,337	426,574
Resources Connection, Inc.	21,000	347,340
WageWorks, Inc. (c)	5,400	203,904
		3,242,889
ROAD & RAIL — 0.5%
Heartland Express, Inc.	29,366	566,176
Marten Transport, Ltd.	330	5,884
Werner Enterprises, Inc.	14,097	481,413
		1,053,473
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Advanced Energy Industries, Inc. (c)	5,500	273,240
Cabot Microelectronics Corp.	3,877	434,069
Cirrus Logic, Inc. (c)	6,900	290,283
Diodes, Inc. (c)	9,270	321,669
DSP Group, Inc. (c)	33,912	477,142
KLA-Tencor Corp.	1,487	177,503
Kulicke & Soffa Industries, Inc.	13,793	304,963
Nova Measuring Instruments, Ltd. (c)	13,655	343,833
Photronics, Inc. (c)	33,221	313,939
Power Integrations, Inc.	4,600	321,724
Rambus, Inc. (c)	26,500	276,925
Rudolph Technologies, Inc. (c)	199	4,537
Silicon Laboratories, Inc. (c)	3,900	315,354
Xperi Corp.	251	5,873
		3,861,054
SOFTWARE — 2.1%
ACI Worldwide, Inc. (c)	494	16,238
Agilysys, Inc. (c)	16,242	343,843
Allot, Ltd. (c)	38,600	306,484
American Software, Inc. Class A	32,263	385,543
Appfolio, Inc. Class A (c)	151	11,990
Bottomline Technologies DE, Inc. (c)	7,766	388,999
Cision, Ltd. (c)	38,000	523,260
CommVault Systems, Inc. (c)	4,701	304,343
Magic Software Enterprises, Ltd.	848	7,089
Manhattan Associates, Inc. (c)	5,182	285,580
MicroStrategy, Inc. Class A (c)	2,309	333,073
Model N, Inc. (c)	17,400	305,196
Monotype Imaging Holdings, Inc.	16,017	318,578
Progress Software Corp.	13,136	582,844
Verint Systems, Inc. (c)	9,070	542,930
Security Description	Shares	Value
Zix Corp. (c)	1,410	$9,701
		4,665,691
SPECIALTY RETAIL — 1.7%
Asbury Automotive Group, Inc. (c)	4,900	339,864
AutoNation, Inc. (c)	9,500	339,340
Bed Bath & Beyond, Inc. (a)	22,115	375,734
Cato Corp. Class A	447	6,696
Dick's Sporting Goods, Inc. (a)	8,707	320,505
GameStop Corp. Class A	26,000	264,160
Guess?, Inc.	406	7,958
Haverty Furniture Cos., Inc.	13,852	303,082
Monro, Inc. (a)	5,725	495,327
Murphy USA, Inc. (c)	5,086	435,463
Sally Beauty Holdings, Inc. (a) (c)	22,252	409,659
Sonic Automotive, Inc. Class A	24,193	358,298
		3,656,086
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Electronics For Imaging, Inc. (c)	12,486	335,873
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Culp, Inc.	20,049	385,542
Steven Madden, Ltd.	19,101	646,378
Unifi, Inc. (c)	15,140	292,959
Wolverine World Wide, Inc.	11,071	395,567
		1,720,446
THRIFTS & MORTGAGE FINANCE — 6.2%
Capitol Federal Financial, Inc.	106,602	1,423,137
Dime Community Bancshares, Inc.	848	15,883
Entegra Financial Corp. (c)	308	6,915
FS Bancorp, Inc.	8,028	405,253
Home Bancorp, Inc.	372	12,369
Kearny Financial Corp.	79,865	1,027,862
Meridian Bancorp, Inc.	84,329	1,323,122
Northfield Bancorp, Inc.	81,981	1,139,536
Northwest Bancshares, Inc.	70,478	1,196,012
Oritani Financial Corp. (a)	68,900	1,145,807
Provident Financial Services, Inc.	34,800	900,972
Southern Missouri Bancorp, Inc.	18,400	566,720
Territorial Bancorp, Inc.	18,994	511,128
Timberland Bancorp, Inc.	305	8,534
United Community Financial Corp.	83,100	776,985
United Financial Bancorp, Inc.	57,094	819,299
Washington Federal, Inc.	26,971	779,192
Waterstone Financial, Inc.	55,843	919,176
Western New England Bancorp, Inc.	58,133	536,568
		13,514,470
TOBACCO — 0.5%
Standard Diversified, Inc. (c)	12,600	241,794
Universal Corp.	5,234	301,635
Vector Group, Ltd. (a)	57,177	616,940
		1,160,369

See accompanying notes to schedules of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	8,149	$484,621
GATX Corp. (a)	5,927	452,645
Kaman Corp.	14,524	848,783
MRC Global, Inc. (c)	8,704	152,146
NOW, Inc. (c)	13,919	194,309
Rush Enterprises, Inc. Class A	8,897	371,984
Univar, Inc. (c)	16,438	364,272
		2,868,760
TRANSPORTATION INFRASTRUCTURE — 0.0% (b)
Macquarie Infrastructure Corp.	226	9,316
WATER UTILITIES — 0.7%
American States Water Co.	11,300	805,690
Connecticut Water Service, Inc.	9,700	665,905
		1,471,595
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	30,072	409,581
Telephone & Data Systems, Inc.	12,929	397,308
		806,889
TOTAL COMMON STOCKS (Cost $217,070,168)		218,885,118
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	513,926	513,926
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	2,834,675	$2,834,675
TOTAL SHORT-TERM INVESTMENTS (Cost $3,348,601)		3,348,601
TOTAL INVESTMENTS — 101.2% (Cost $220,418,769)		222,233,719
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(2,628,287)
NET ASSETS — 100.0%		$219,605,432
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $194,152 representing 0.1% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$218,690,966	$194,152	$—	$218,885,118
Short-Term Investments	3,348,601	—	—	3,348,601
TOTAL INVESTMENTS	$222,039,567	$194,152	$—	$222,233,719
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	229,657	$229,657	$9,875,063	$9,590,794	$—	$—	513,926	$513,926	$3,718	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,526,649	2,526,649	14,053,870	13,745,844	—	—	2,834,675	2,834,675	40,017	—
Total		$2,756,306	$23,928,933	$23,336,638	$—	$—		$3,348,601	$43,735	$—
See accompanying notes to schedules of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.1%
BANKS — 44.1%
Bank of America Corp. 6.00% 1/25/2166 (a)	143,556	$3,720,972
Bank of America Corp. 6.20% 1/29/2166 (a)	176,190	4,559,797
Bank of America Corp. 6.50% 1/29/2166 (a)	176,056	4,517,597
Bank of America Corp. 6.63% 3/9/2166 (a)	176,464	4,508,655
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b)	69,699	1,463,679
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.28% 2/28/2166 (a) (b)	48,098	909,052
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b)	52,306	1,151,778
Bank of America Corp. 6.00% 5/16/2023 (a)	216,235	5,736,715
Bank of America Corp. 5.88% 7/24/2023 (a)	135,409	3,509,801
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (a) (b)	170,338	4,447,525
Bank of New York Mellon Corp. 5.20% 3/20/2018 (a)	207,149	5,170,439
BB&T Corp. 5.85% 5/1/2018 (a)	200,666	5,050,763
BB&T Corp. 5.63% 5/1/2018 (a)	401,326	10,061,243
BB&T Corp. 5.20% 5/1/2018 (a)	154,265	3,794,919
BB&T Corp. 5.20% 6/1/2018 (a)	173,791	4,275,259
BB&T Corp. 5.63% 6/1/2021 (a)	159,828	4,086,802
Capital One Financial Corp. 6.00% 11/20/2017 (a) (c)	305,062	7,684,512
Capital One Financial Corp. 6.25% 9/1/2019 (a) (c)	174,157	4,425,329
Capital One Financial Corp. 6.70% 12/1/2019 (a) (c)	174,297	4,467,232
Capital One Financial Corp. 6.00% 12/1/2021 (a) (c)	172,980	4,459,424
Capital One Financial Corp. 5.20% 12/1/2021 (a) (c)	209,210	5,129,829
Capital One Financial Corp. 6.20% 12/1/2020 (a) (c)	173,440	4,467,814
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 9.12% 10/30/2040 (b)	789,540	21,593,919
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (a) (b)	157,351	4,240,609
First Republic Bank 5.50% 6/30/2023	105,070	2,606,787
HSBC Holdings PLC 6.20% 11/22/2017 (a)	504,693	13,005,939
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	210,159	5,491,455
Security Description	Shares	Value
ING Groep NV 6.13% 1/15/2018 (a)	245,052	$6,236,573
ING Groep NV 6.38% 12/15/2017 (a)	363,859	9,329,345
JPMorgan Chase & Co. 5.45% 3/1/2018 (a)	127,817	3,260,612
JPMorgan Chase & Co. 6.30% 9/1/2019 (a)	125,215	3,279,381
JPMorgan Chase & Co. 6.13% 3/1/2020 (a)	203,084	5,278,153
JPMorgan Chase & Co. 6.15% 9/1/2020 (a)	160,491	4,217,703
JPMorgan Chase & Co. 6.10% 9/1/2020 (a)	202,838	5,314,356
JPMorgan Chase & Co. 5.75% 12/1/2023	244,513	6,291,319
JPMorgan Chase & Co. 6.00% 3/1/2024	265,689	7,032,788
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (b)	172,479	4,598,290
KeyCorp 5.65% 12/15/2023 (a)	145,847	3,595,129
Northern Trust Corp. 5.85% 10/1/2019 (a)	136,879	3,445,244
PNC Financial Services Group, Inc. 5.38% 12/1/2017 (a)	163,943	4,057,589
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (a) (b)	526,466	14,109,289
State Street Corp. 5.25% 11/20/2017 (a) (d)	174,413	4,266,142
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (a) (b) (d)	260,395	6,853,596
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (b) (d)	172,370	4,391,988
State Street Corp. 6.00% 12/15/2019 (a) (d)	260,537	6,664,536
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (a) (b)	349,489	6,570,393
US Bancorp 5.15% 7/15/2018 (a)	174,491	4,283,754
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b)	386,607	10,353,335
US Bancorp 5.50% 10/15/2023 (a)	200,212	5,087,387
Wells Fargo & Co. 6.00% 9/15/2019 (a)	117,410	3,003,348
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (b)	120,095	3,318,225
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (b)	251,896	6,561,891
Wells Fargo & Co. 5.25% 6/15/2018 (a)	91,721	2,247,165
Wells Fargo & Co. 5.13% 12/15/2017 (a)	95,391	2,318,001

See accompanying notes to schedules of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co. 5.20% 11/20/2017 (a)	110,069	$2,682,382
Wells Fargo & Co. 5.63% 6/15/2022 (a)	101,265	2,562,005
Wells Fargo & Co. 5.50% 9/15/2021 (a)	165,461	4,186,163
Wells Fargo & Co. 5.70% 3/15/2021 (a)	144,355	3,685,383
Wells Fargo & Co. 6.00% 12/15/2020 (a)	143,783	3,774,304
		307,393,614
DIVERSIFIED FINANCIAL SERVICES — 4.7%
Apollo Global Management LLC 6.38% 3/15/2022 (a)	96,311	2,390,439
Apollo Global Management LLC 6.38% 3/15/2023	105,070	2,578,418
Ares Management Corp. 7.00% 6/30/2021 (a)	108,568	2,844,482
Carlyle Group L.P. 5.88% 9/15/2022	140,096	3,206,797
Charles Schwab Corp. 6.00% 12/1/2020 (a)	207,594	5,403,672
Charles Schwab Corp. 5.95% 6/1/2021 (a)	260,657	6,769,262
KKR & Co., Inc. 6.75% 6/15/2021 (a)	117,239	3,100,972
Legg Mason, Inc. 6.38% 3/15/2056	87,554	2,291,288
Legg Mason, Inc. 5.45% 9/15/2056	172,086	4,181,690
		32,767,020
ELECTRIC — 13.5%
Alabama Power Co. 5.00% 10/1/2022 (a)	87,554	2,251,889
CMS Energy Corp. 5.88% 10/15/2078	98,062	2,566,283
CMS Energy Corp. 5.88% 3/1/2079	220,805	5,685,729
Dominion Energy, Inc. 5.25% 7/30/2076	280,291	7,077,348
DTE Energy Co. 5.38% 6/1/2076 (a)	105,070	2,639,358
DTE Energy Co. 6.00% 12/15/2076 (a)	98,062	2,680,034
DTE Energy Co. 5.25% 12/1/2077	137,727	3,448,684
Duke Energy Corp. 5.13% 1/15/2073 (a)	175,544	4,318,382
Duke Energy Corp. 5.63% 9/15/2078	178,038	4,538,189
Entergy Arkansas, Inc. 4.88% 9/1/2066 (a)	141,035	3,497,668
Entergy Louisiana LLC 4.88% 9/1/2066 (a)	94,558	2,366,787
Entergy Mississippi, Inc. 4.90% 10/1/2066 (a)	91,057	2,269,140
Security Description	Shares	Value
Georgia Power Co. 5.00% 10/1/2077	94,558	$2,369,623
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076	199,947	5,028,667
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072 (a)	172,221	4,290,025
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (a)	155,312	3,819,122
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079	239,753	6,082,534
NiSource Inc. 5 Year CMT + 0.03% 6.50% 3/15/2024 (a) (b)	173,652	4,575,730
PPL Capital Funding, Inc. 5.90% 4/30/2073 (a)	154,382	3,932,110
SCE Trust II 5.10% 3/15/2018 (a)	1,314	27,266
SCE Trust III 3 Month USD LIBOR + 2.99% 5.75% 3/15/2024 (b)	903	21,582
SCE Trust IV 3 Month USD LIBOR + 3.13% 5.38% 9/15/2025 (b)	1,068	23,549
SCE Trust V 3 Month USD LIBOR + 3.79% 5.45% 3/15/2026 (b)	984	22,042
SCE Trust VI 5.00% 6/26/2022	1,560	32,058
Southern Co. 6.25% 10/15/2075 (a)	351,385	9,241,425
Southern Co. 5.25% 10/1/2076	284,080	7,127,567
Southern Co. 5.25% 12/1/2077 (a)	156,760	3,906,459
		93,839,250
HAND & MACHINE TOOLS — 1.0%
Stanley Black & Decker, Inc. 5.75% 7/25/2052 (a)	260,113	6,658,893
INSURANCE — 18.3%
Aegon NV 6.38% 2/20/2018 (a)	347,123	8,900,234
Aegon NV 6.50% 3/15/2018 (a)	173,240	4,460,930
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 6/15/2019 (a)	87,554	1,902,548
Allstate Corp 5.63% 5/22/2019 (a)	97,259	2,478,159
Allstate Corp 6.25% 10/15/2019 (a)	87,271	2,237,628
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (a) (b)	175,038	4,466,970
Allstate Corp. 6.63% 4/15/2019 (a)	260,976	6,607,912
Allstate Corp. 5.63% 4/15/2023 (a)	200,441	5,113,250
American International Group, Inc. 5.85% 3/15/2024	174,158	4,428,664
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	153,647	3,540,027
Arch Capital Group, Ltd. 5.45% 8/17/2022 (a)	115,570	2,801,417
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b)	96,311	2,472,303

See accompanying notes to schedules of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027 (a)	87,554	$2,119,682
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (a)	192,084	4,577,362
Brighthouse Financial, Inc. 6.25% 9/15/2058	128,597	3,232,929
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (a) (b)	209,291	5,941,772
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (a)	118,507	3,210,355
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (a) (b)	205,569	4,652,026
MetLife, Inc. 5.63% 6/15/2023 (a)	282,146	7,197,544
PartnerRe, Ltd. 7.25% 4/29/2021 (a)	102,913	2,785,855
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	200,746	5,098,948
Prudential Financial, Inc. 5.70% 3/15/2053 (a)	248,848	6,325,716
Prudential Financial, Inc. 5.63% 8/15/2058	201,016	5,166,111
Prudential PLC 6.75% 5/22/2019 (a)	87,271	2,270,791
Prudential PLC 6.50% 6/23/2019 (a)	101,126	2,655,569
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (a) (b)	136,821	3,636,702
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (a) (b)	137,080	3,653,182
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	96,311	2,313,390
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (a)	87,554	2,199,357
Torchmark Corp. 6.13% 6/15/2056	105,070	2,785,406
Unum Group 6.25% 6/15/2058	105,070	2,745,479
WR Berkley Corp. 5.75% 6/1/2056	101,566	2,558,448
WR Berkley Corp. 5.63% 4/30/2053 (a)	121,902	3,098,749
		127,635,415
INTERNET — 1.0%
eBay, Inc. 6.00% 2/1/2056	261,957	6,878,991
PIPELINES — 0.8%
Enbridge, Inc. 6.38% 4/15/2078 (a) (b)	213,379	5,547,854
REAL ESTATE INVESTMENT TRUSTS — 8.6%
Digital Realty Trust, Inc. 6.35% 8/24/2020	87,554	2,267,649
Digital Realty Trust, Inc. 7.38% 3/26/2019	1,197	29,901
Security Description	Shares	Value
Digital Realty Trust, Inc. 5.88% 5/22/2019 (a)	87,271	$2,178,284
Kimco Realty Corp. 5.25% 12/20/2022	92,632	2,158,326
National Retail Properties, Inc. 5.70% 5/30/2018	100,690	2,544,436
National Retail Properties, Inc. 5.20% 10/11/2021	118,181	2,865,889
Office Properties Income Trust 5.88% 5/1/2046 (a)	108,568	2,741,342
Public Storage 5.63% 5/22/2019 (a) (c)	98,046	2,489,388
Public Storage 5.15% 6/2/2022 (a) (c)	98,062	2,430,957
Public Storage 4.90% 10/14/2021 (a) (c)	122,579	2,916,154
Public Storage 4.95% 7/20/2021 (a) (c)	113,824	2,773,891
Public Storage 5.40% 1/20/2021 (a) (c)	105,070	2,665,626
Public Storage 5.38% 11/20/2017 (c)	172,397	4,268,550
Public Storage 6.00% 6/4/2019 (c)	100,690	2,546,450
Public Storage 5.20% 1/16/2018 (c)	174,835	4,292,199
Public Storage 5.05% 8/9/2022 (c)	105,070	2,628,851
Public Storage 5.60% 3/11/2024 (c)	99,771	2,568,106
Senior Housing Properties Trust 5.63% 8/1/2042	122,579	2,841,381
Senior Housing Properties Trust 6.25% 2/1/2046	87,554	2,325,434
Vornado Realty Trust 5.40% 1/25/2018	105,070	2,606,787
Vornado Realty Trust 5.70% 5/22/2019 (a)	102,553	2,588,438
Vornado Realty Trust 5.25% 4/1/2166	111,898	2,624,008
Wells Fargo Real Estate Investment Corp. 6.38% 12/11/2019 (a)	96,311	2,471,340
		59,823,387
SOVEREIGN — 0.3%
Tennessee Valley Authority 3.55% 6/1/2028 (a) (b)	92,413	2,430,462
TELECOMMUNICATIONS — 6.8%
AT&T, Inc. 5.35% 11/1/2066 (a)	468,703	11,895,682
AT&T, Inc. 5.63% 8/1/2067 (a)	292,942	7,467,092
Qwest Corp. 6.50% 9/1/2056	350,752	8,028,713
Qwest Corp. 6.88% 10/1/2054 (a)	174,206	4,416,122
Qwest Corp. 6.13% 6/1/2053 (a)	275,421	6,260,319
Qwest Corp. 6.63% 9/15/2055 (a)	146,989	3,536,556
Qwest Corp. 6.75% 6/15/2057 (a)	238,131	5,705,619
		47,310,103
TOTAL PREFERRED STOCKS (Cost $699,356,703)		690,284,989

See accompanying notes to schedules of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f)	2,130,402	$2,130,402
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	50,469,725	50,469,725
TOTAL SHORT-TERM INVESTMENTS (Cost $52,600,127)		52,600,127
TOTAL INVESTMENTS — 106.7% (Cost $751,956,830)		742,885,116
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(46,642,914)
NET ASSETS — 100.0%		$696,242,202
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
(g)	Investment of cash collateral for securities loaned.

CMT	= Constant Maturity Treasury
LIBOR	= London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$690,284,989	$—	$—	$690,284,989
Short-Term Investments	52,600,127	—	—	52,600,127
TOTAL INVESTMENTS	$742,885,116	$—	$—	$742,885,116
See accompanying notes to schedules of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
Capital One Financial Corp.	1,135,137	$29,160,381	$10,709,884	$8,658,116	$(170,753)	$(407,256)	1,209,146	$30,634,140	$1,400,630	$—
Public Storage	932,826	23,301,361	15,801,868	8,955,887	(375,691)	(191,479)	1,190,344	29,580,172	1,057,726	—
State Street Corp.	820,493	21,484,383	7,957,618	6,567,688	(199,751)	(498,300)	867,715	22,176,262	966,116	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,000,594	1,000,594	102,384,369	101,254,561	—	—	2,130,402	2,130,402	42,732	—
State Street Navigator Securities Lending Government Money Market Portfolio	33,083,645	33,083,645	239,883,256	222,497,176	—	—	50,469,725	50,469,725	1,275,712	—
Total		$108,030,364	$376,736,995	$347,933,428	$(746,195)	$(1,097,035)		$134,990,701	$4,742,916	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$5,447,209	$6,016,585
2.00%, 1/15/2026	7,352,671	8,112,193
2.38%, 1/15/2025	10,762,348	11,953,875
2.38%, 1/15/2027	5,890,658	6,735,496
2.50%, 1/15/2029	4,826,090	5,720,442
3.63%, 4/15/2028	7,480,557	9,500,004
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2020	15,455,194	15,385,140
0.13%, 4/15/2021	13,743,290	13,637,155
0.13%, 1/15/2022	13,215,713	13,113,670
0.13%, 4/15/2022	13,239,198	13,105,234
0.13%, 7/15/2022	12,918,064	12,854,042
0.13%, 1/15/2023	12,869,582	12,726,688
0.13%, 7/15/2024	12,512,264	12,360,688
0.13%, 7/15/2026	11,120,029	10,878,021
0.25%, 1/15/2025	12,541,950	12,411,505
0.38%, 7/15/2023	12,765,104	12,801,286
0.38%, 7/15/2025	12,526,183	12,519,604
0.38%, 1/15/2027	11,541,589	11,439,459
0.38%, 7/15/2027	10,972,307	10,889,986
0.50%, 1/15/2028	11,351,032	11,325,436
0.63%, 7/15/2021	11,522,060	11,627,024
0.63%, 4/15/2023	13,718,292	13,816,654
0.63%, 1/15/2024	12,731,569	12,857,421
0.63%, 1/15/2026	12,916,225	13,065,178
Security Description	Principal Amount	Value
0.75%, 7/15/2028	$10,584,507	$10,823,581
0.88%, 1/15/2029	6,862,425	7,083,988
1.13%, 1/15/2021	12,147,920	12,305,816
1.25%, 7/15/2020	10,664,751	10,825,152
TOTAL U.S. TREASURY OBLIGATIONS (Cost $313,914,729)		315,891,323
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $58,696)	58,696	58,696
TOTAL INVESTMENTS — 99.7% (Cost $313,973,425)		315,950,019
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,057,079
NET ASSETS — 100.0%		$317,007,098
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$315,891,323	$—	$315,891,323
Short-Term Investment	58,696	—	—	58,696
TOTAL INVESTMENTS	$58,696	$315,891,323	$—	$315,950,019
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,850	$65,850	$8,241,504	$8,248,658	$—	$—	58,696	$58,696	$4,009	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	4,547,240	4,547,240	—	—	—	—	227	—
Total		$65,850	$12,788,744	$12,795,898	$—	$—		$58,696	$4,236	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4% (a)
U.S. Treasury Bill:
2.38%, 4/11/2019	$703,961,000	$703,496,709
2.38%, 5/2/2019	703,961,000	702,537,218
2.39%, 4/9/2019	304,178,000	304,017,294
2.39%, 4/25/2019	929,909,000	928,459,114
2.39%, 5/9/2019	729,995,000	728,172,648
2.40%, 4/2/2019	304,178,000	304,157,955
2.40%, 4/16/2019	304,178,000	303,877,940
2.40%, 4/23/2019	304,178,000	303,733,854
2.40%, 5/16/2019	729,995,000	727,839,084
2.41%, 5/30/2019	729,995,000	727,180,511
2.42%, 4/18/2019	677,896,000	677,138,919
2.47%, 4/4/2019	703,961,000	703,822,482
2.47%, 5/23/2019	929,909,000	926,759,194
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,041,051,602)		8,041,192,922

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $24,265,483)	24,265,483	$24,265,483
TOTAL INVESTMENTS — 99.7% (Cost $8,065,317,085)		8,065,458,405
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		22,053,258
NET ASSETS — 100.0%		$8,087,511,663
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$8,041,192,922	$—	$8,041,192,922
Short-Term Investment	24,265,483	—	—	24,265,483
TOTAL INVESTMENTS	$24,265,483	$8,041,192,922	$—	$8,065,458,405
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,555,709	$6,555,709	$102,208,313	$84,498,539	$—	$—	24,265,483	$24,265,483	$200,826	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	9,191	9,191	—	—	—	—	—	—
Total		$6,555,709	$102,217,504	$84,507,730	$—	$—		$24,265,483	$200,826	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 70.4%
AEROSPACE & DEFENSE — 0.2%
Arconic, Inc. 1.63%, 10/15/2019	$9,800,000	$9,695,238
AUTO MANUFACTURERS — 2.1%
NIO, Inc. 4.50%, 2/1/2024 (a)	22,000,000	18,815,720
Tesla, Inc.:
1.25%, 3/1/2021	35,150,000	36,021,369
2.38%, 3/15/2022	25,300,000	27,690,850
		82,527,939
BIOTECHNOLOGY — 5.4%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	12,700,000	13,042,011
1.50%, 10/15/2020	8,450,000	9,603,087
Exact Sciences Corp.:
0.38%, 3/15/2027	18,500,000	18,923,465
1.00%, 1/15/2025	24,275,000	33,148,483
Illumina, Inc.:
Zero Coupon, 6/15/2019	15,695,000	19,223,550
0.01%, 8/15/2023 (a) (b)	19,150,000	20,437,837
0.50%, 6/15/2021 (b)	13,275,000	18,008,865
Insmed, Inc. 1.75%, 1/15/2025	13,475,000	13,554,503
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	11,225,000	11,110,393
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	17,165,000	23,226,476
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (a)	19,275,000	16,518,097
Medicines Co.:
2.50%, 1/15/2022	9,675,000	9,675,097
2.75%, 7/15/2023	10,100,000	8,469,961
		214,941,825
COMMERCIAL SERVICES — 2.5%
Chegg, Inc. 0.13%, 3/15/2025 (a)	18,000,000	17,796,240
Euronet Worldwide, Inc.:
0.75%, 3/15/2049 (a)	14,000,000	15,066,100
1.50%, 10/1/2044	9,675,000	19,064,684
Macquarie Infrastructure Corp.:
2.00%, 10/1/2023	10,300,000	9,062,249
2.88%, 7/15/2019	12,375,000	12,326,490
Square, Inc. 0.50%, 5/15/2023 (a)	21,875,000	26,411,438
		99,727,201
COMPUTERS — 1.8%
Lumentum Holdings, Inc. 0.25%, 3/15/2024 (b)	12,825,000	15,160,304
Security Description	Principal Amount	Value
Nutanix, Inc. Zero Coupon, 1/15/2023	$14,175,000	$15,098,643
Pure Storage, Inc. 0.13%, 4/15/2023 (a)	14,600,000	15,700,694
Western Digital Corp. 1.50%, 2/1/2024 (a) (b)	28,325,000	24,950,926
		70,910,567
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	15,675,000	15,197,226
ELECTRIC — 0.4%
NRG Energy, Inc. 2.75%, 6/1/2048 (a)	14,675,000	16,638,809
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
SunPower Corp.:
0.88%, 6/1/2021	100,000	84,657
4.00%, 1/15/2023	22,445,000	18,446,648
		18,531,305
ELECTRONICS — 1.3%
Fortive Corp. 0.88%, 2/15/2022 (a)	36,000,000	37,823,400
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (a)	14,325,000	13,384,421
		51,207,821
ENERGY-ALTERNATE SOURCES — 0.4%
Tesla Energy Operations, Inc. 1.63%, 11/1/2019 (b)	15,257,000	14,751,993
ENGINEERING & CONSTRUCTION — 0.4%
Dycom Industries, Inc. 0.75%, 9/15/2021 (b)	11,225,000	10,360,675
KBR, Inc. 2.50%, 11/1/2023 (a)	7,600,000	7,670,148
		18,030,823
ENTERTAINMENT — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (b)	12,925,000	14,888,308
HEALTH CARE PRODUCTS — 1.6%
Insulet Corp. 1.38%, 11/15/2024 (a)	8,225,000	9,917,623
NuVasive, Inc. 2.25%, 3/15/2021	16,257,000	18,074,045
Wright Medical Group NV 2.25%, 11/15/2021 (b)	10,225,000	15,808,565
Wright Medical Group, Inc. 1.63%, 6/15/2023 (a)	17,500,000	19,658,625
		63,458,858

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.7%
Anthem, Inc. 2.75%, 10/15/2042	$6,773,000	$26,931,006
INSURANCE — 0.8%
AXA SA 7.25%, 5/15/2021 (a)	21,525,000	21,492,067
MGIC Investment Corp. 9.00%, 4/1/2063 (a)	9,200,000	11,858,892
		33,350,959
INTERNET — 12.7%
Booking Holdings, Inc.:
0.35%, 6/15/2020	26,057,000	35,311,144
0.90%, 9/15/2021 (b)	25,700,000	28,443,475
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	16,750,000	17,038,267
1.25%, 9/15/2022	24,655,000	25,003,868
1.99%, 7/1/2025	11,015,000	12,455,762
FireEye, Inc.:
0.88%, 6/1/2024 (a)	14,475,000	14,717,456
Series B, 1.63%, 6/1/2035	11,950,000	11,173,131
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (a)	13,175,000	19,344,194
iQIYI, Inc. 2.00%, 4/1/2025 (a)	31,000,000	32,303,240
IQIYI, Inc. 3.75%, 12/1/2023 (a)	18,200,000	21,711,690
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (a)	9,750,000	9,517,950
MercadoLibre, Inc. 2.00%, 8/15/2028 (a)	22,300,000	29,937,527
Palo Alto Networks, Inc. 0.75%, 7/1/2023 (a)	43,725,000	48,717,083
RingCentral, Inc. Zero Coupon, 3/15/2023	11,275,000	16,052,556
Twitter, Inc.:
0.25%, 9/15/2019	23,975,000	23,587,804
0.25%, 6/15/2024 (a)	30,000,000	27,750,900
1.00%, 9/15/2021	23,950,000	22,544,135
Wayfair, Inc.:
0.38%, 9/1/2022	9,969,000	15,274,103
1.13%, 11/1/2024 (a)	15,000,000	21,785,550
Weibo Corp. 1.25%, 11/15/2022 (a)	22,825,000	21,098,745
Wix.com, Ltd. 0.01%, 7/1/2023 (a) (b)	9,850,000	10,750,487
Zendesk, Inc. 0.25%, 3/15/2023	15,150,000	22,095,820
Zillow Group, Inc.:
1.50%, 7/1/2023	9,125,000	8,330,943
2.00%, 12/1/2021	12,575,000	12,857,937
		507,803,767
INVESTMENT COMPANY SECURITY — 0.7%
Ares Capital Corp.:
Security Description	Principal Amount	Value
3.75%, 2/1/2022	$9,950,000	$9,904,827
4.63%, 3/1/2024	10,000,000	9,916,500
Prospect Capital Corp. 4.75%, 4/15/2020	9,950,000	10,020,844
		29,842,171
LODGING — 1.4%
Caesars Entertainment Corp. 5.00%, 10/1/2024	28,538,020	40,778,547
Huazhu Group, Ltd. 0.38%, 11/1/2022	11,885,000	13,636,968
		54,415,515
MEDIA — 4.7%
DISH Network Corp.:
2.38%, 3/15/2024	22,075,000	18,152,493
3.38%, 8/15/2026	79,817,000	68,000,093
Liberty Interactive LLC:
1.75%, 9/30/2046 (a)	10,040,000	11,565,980
3.50%, 1/15/2031	8,300,000	6,192,713
3.75%, 2/15/2030	14,284,361	9,708,223
4.00%, 11/15/2029	12,907,000	8,848,523
Liberty Media Corp.:
1.38%, 10/15/2023	26,802,000	30,067,288
2.13%, 3/31/2048 (a)	10,975,000	10,493,746
2.25%, 12/1/2048 (a)	9,850,000	10,990,334
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	10,925,000	12,285,709
		186,305,102
MINING — 0.3%
Royal Gold, Inc. 2.88%, 6/15/2019	10,180,000	10,176,539
OIL & GAS — 2.5%
Chesapeake Energy Corp. 5.50%, 9/15/2026	38,625,000	35,694,135
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (b)	22,800,000	17,623,716
Nabors Industries, Inc. 0.75%, 1/15/2024	14,950,000	10,647,689
Transocean, Inc. 0.50%, 1/30/2023 (b)	19,125,000	21,348,281
Whiting Petroleum Corp. 1.25%, 4/1/2020	13,825,000	13,365,595
		98,679,416
OIL & GAS SERVICES — 0.7%
Weatherford International, Ltd. 5.88%, 7/1/2021	34,900,000	28,266,906
PHARMACEUTICALS — 4.7%
DexCom, Inc.:
0.75%, 5/15/2022	10,035,000	13,479,514
0.75%, 12/1/2023 (a)	22,000,000	22,643,060
Herbalife Nutrition, Ltd.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 8/15/2019	$17,633,000	$21,902,125
2.63%, 3/15/2024	14,625,000	15,432,885
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022	9,850,000	11,159,656
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	14,250,000	13,927,237
1.88%, 8/15/2021	15,072,000	15,316,016
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	13,175,000	17,828,937
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	14,598,000	26,369,243
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (a)	8,975,000	8,669,222
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	11,122,000	10,327,111
Tilray, Inc. 5.00%, 10/1/2023 (a)	11,000,000	9,205,900
		186,260,906
PIPELINES — 0.3%
Cheniere Energy, Inc. 4.25%, 3/15/2045	16,025,000	12,615,040
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	9,425,000	9,481,550
Colony Capital, Inc. 3.88%, 1/15/2021	10,050,000	9,653,226
Extra Space Storage L.P. 3.13%, 10/1/2035 (a)	14,155,000	16,272,163
Spirit Realty Capital, Inc. 2.88%, 5/15/2019	10,325,000	10,313,230
VEREIT, Inc. 3.75%, 12/15/2020	8,975,000	8,942,600
		54,662,769
RETAIL — 0.2%
RH Zero Coupon, 6/15/2019	9,200,000	9,226,036
SEMICONDUCTORS — 10.0%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	20,750,000	67,464,890
Cree, Inc. 0.88%, 9/1/2023 (a)	14,275,000	16,381,276
Integrated Device Technology, Inc. 0.88%, 11/15/2022 (b)	9,700,000	15,203,974
Intel Corp. 3.25%, 8/1/2039	16,753,000	44,021,356
Microchip Technology, Inc.:
1.63%, 2/15/2025	44,860,000	73,031,631
1.63%, 2/15/2027	54,275,000	59,802,909
2.25%, 2/15/2037	15,735,000	17,293,237
Security Description	Principal Amount	Value
NXP Semiconductors NV 1.00%, 12/1/2019	$29,875,000	$30,752,429
ON Semiconductor Corp.:
1.00%, 12/1/2020	18,700,000	23,133,583
1.63%, 10/15/2023	13,550,000	16,691,703
Silicon Laboratories, Inc. 1.38%, 3/1/2022	9,525,000	10,308,146
Synaptics, Inc. 0.50%, 6/15/2022	11,525,000	10,646,564
Teradyne, Inc. 1.25%, 12/15/2023 (b)	11,715,000	16,375,578
		401,107,276
SOFTWARE — 10.2%
Akamai Technologies, Inc. 0.13%, 5/1/2025 (a)	30,825,000	30,705,707
Atlassian, Inc. 0.63%, 5/1/2023 (a)	26,825,000	40,010,829
Avaya Holdings Corp. 2.25%, 6/15/2023 (a)	10,900,000	10,032,796
DocuSign, Inc. 0.50%, 9/15/2023 (a)	13,875,000	14,304,570
Guidewire Software, Inc. 1.25%, 3/15/2025	9,750,000	10,595,520
HubSpot, Inc. 0.25%, 6/1/2022	9,591,000	17,380,522
j2 Global, Inc. 3.25%, 6/15/2029	9,825,000	13,144,573
Momo, Inc. 1.25%, 7/1/2025 (a)	18,200,000	17,523,142
New Relic, Inc. 0.50%, 5/1/2023 (a)	12,875,000	14,415,880
Nuance Communications, Inc.:
1.00%, 12/15/2035	17,445,000	16,240,946
1.25%, 4/1/2025	8,525,000	8,454,925
Pluralsight, Inc. 0.38%, 3/1/2024 (a)	16,250,000	17,334,850
Sea, Ltd. 2.25%, 7/1/2023 (a)	14,225,000	19,628,366
ServiceNow, Inc. Zero Coupon, 6/1/2022	20,075,000	37,154,609
Splunk, Inc.:
0.50%, 9/15/2023 (a)	32,750,000	35,412,575
1.13%, 9/15/2025 (a)	21,225,000	23,200,199
Twilio, Inc. 0.25%, 6/1/2023 (a)	15,050,000	28,749,714
Verint Systems, Inc. 1.50%, 6/1/2021	9,725,000	10,670,756
Workday, Inc. 0.25%, 10/1/2022	29,300,000	41,381,269
		406,341,748
TELECOMMUNICATIONS — 1.4%
Finisar Corp. 0.50%, 12/15/2036	13,825,000	13,561,772
GCI Liberty, Inc. 1.75%, 9/30/2046 (a)	11,700,000	12,762,126

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Infinera Corp. 2.13%, 9/1/2024	$9,000,000	$7,219,080
Intelsat SA 4.50%, 6/15/2025 (a) (b)	9,700,000	11,561,430
Viavi Solutions, Inc. 1.00%, 3/1/2024	10,975,000	12,339,302
		57,443,710
TRANSPORTATION — 0.3%
Golar LNG, Ltd. 2.75%, 2/15/2022	11,835,000	11,281,950
TOTAL CORPORATE BONDS & NOTES (Cost $2,692,516,701)		2,805,218,729
	Shares
CONVERTIBLE PREFERRED STOCKS — 28.8%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	200,450	19,844,550
BANKS — 6.0%
Bank of America Corp. Series L, 7.25%, 12/31/2049	80,242	104,464,653
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	104,621	135,206,949
		239,671,602
CHEMICALS — 0.6%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	466,500	23,297,010
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AMG Capital Trust II 5.15%, 10/15/2037	217,488	11,020,487
ELECTRIC — 6.1%
American Electric Power Co., Inc. 6.13%, 3/15/2022	410,000	21,094,500
CenterPoint Energy, Inc.:
4.52%, 9/15/2029 (c)	423,171	19,122,040
Series B, 7.00%, 9/1/2021	487,000	25,733,080
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019	711,077	35,496,964
DTE Energy Co. 6.50%, 10/1/2019	335,659	18,578,726
NextEra Energy, Inc. 6.12%, 9/1/2019	817,811	50,589,788
Sempra Energy:
Series A, 6.00%, 1/15/2021	433,150	45,783,955
Series B, 6.75%, 7/15/2021	148,000	15,711,680
Security Description	Shares	Value
Vistra Energy Corp. 7.00%, 7/1/2019	115,850	$11,418,176
		243,528,909
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Belden, Inc. 6.75%, 7/15/2019	115,000	8,332,900
ELECTRONICS — 1.0%
Fortive Corp. Series A, 5.00%, 7/1/2021	36,950	38,762,397
HAND & MACHINE TOOLS — 0.8%
Colfax Corp. 5.75%, 1/15/2022	117,000	15,576,210
Stanley Black & Decker, Inc. 5.38%, 5/15/2020	181,129	17,660,077
		33,236,287
HEALTH CARE PRODUCTS — 3.1%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,269,639	78,476,387
Danaher Corp. Series A, 4.75%, 4/15/2022	42,650	44,910,023
		123,386,410
INVESTMENT COMPANY SECURITY — 8.6%
Mandatory Exchangeable Trust (Alibaba Group Holding Limited) 5.75%, 6/1/2019 (a)	1,696,400	344,401,432
METAL FABRICATE & HARDWARE — 0.3%
Rexnord Corp. Series A, 5.75%, 11/15/2019	200,700	10,811,709
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	44,650	52,901,320
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,014,637,069)		1,149,195,013
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	3,271,163	3,271,163

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	133,416,498	$133,416,498
TOTAL SHORT-TERM INVESTMENTS (Cost $136,687,661)		136,687,661
TOTAL INVESTMENTS — 102.6% (Cost $3,843,841,431)		4,091,101,403
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(101,971,772)
NET ASSETS — 100.0%		$3,989,129,631
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 32.4% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,805,218,729	$—	$2,805,218,729
Convertible Preferred Stocks	774,651,054	374,543,959	—	1,149,195,013
Short-Term Investments	136,687,661	—	—	136,687,661
TOTAL INVESTMENTS	$911,338,715	$3,179,762,688	$—	$4,091,101,403
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,428,434	$7,428,434	$365,225,447	$369,382,718	$—	$—	3,271,163	$3,271,163	$174,430	$—
State Street Navigator Securities Lending Government Money Market Portfolio	143,752,763	143,752,763	519,732,903	530,069,168	—	—	133,416,498	133,416,498	1,121,858	—
Total		$151,181,197	$884,958,350	$899,451,886	$—	$—		$136,687,661	$1,296,288	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.4%
ARGENTINA — 1.6%
Argentine Republic Government International Bond:
15.50%, 10/17/2026	ARS	200,295,000	$3,084,678
16.00%, 10/17/2023	ARS	164,515,000	2,790,195
18.20%, 10/3/2021	ARS	361,257,000	5,823,846
			11,698,719
BRAZIL — 11.1%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 1/1/2020	BRL	1,350,000	330,630
Series LTN, Zero Coupon, 4/1/2020	BRL	25,690,000	6,191,926
Series LTN, Zero Coupon, 7/1/2020	BRL	79,050,000	18,730,404
Series LTN, Zero Coupon, 10/1/2020	BRL	11,850,000	2,753,145
Series LTN, Zero Coupon, 7/1/2021	BRL	34,150,000	7,468,247
Series LTN, Zero Coupon, 1/1/2022	BRL	34,260,000	7,171,870
Series LTN, Zero Coupon, 7/1/2022	BRL	22,950,000	4,596,988
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	19,810,000	5,311,407
Series NTNF, 10.00%, 1/1/2023	BRL	49,910,000	13,536,293
Series NTNF, 10.00%, 1/1/2025	BRL	26,800,000	7,297,853
Series NTNF, 10.00%, 1/1/2027	BRL	28,075,000	7,639,656
Series NTNF, 10.00%, 1/1/2029	BRL	6,390,000	1,748,925
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	92,183
10.25%, 1/10/2028	BRL	1,000,000	289,853
12.50%, 1/5/2022	BRL	350,000	101,400
			83,260,780
CHILE — 1.6%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 2/28/2021	CLP	2,640,000,000	3,958,575
4.50%, 3/1/2021	CLP	2,420,000,000	3,628,316
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	345,000,000	512,474
4.50%, 6/1/2020	CLP	735,000,000	1,093,971
Security Description		Principal Amount	Value
Series 10YR, 6.00%, 2/1/2021	CLP	305,000,000	$468,352
Series 10YR, 6.00%, 3/1/2022	CLP	310,000,000	485,249
6.00%, 3/1/2023	CLP	215,000,000	342,672
Chile Government International Bond 5.50%, 8/5/2020	CLP	1,210,000,000	1,822,002
			12,311,611
CHINA — 0.8%
China Government Bond:
Series 1822, 3.00%, 10/18/2020	CNY	4,100,000	613,237
Series 1828, 3.22%, 12/6/2025	CNY	4,000,000	598,844
Series 1814, 3.24%, 7/5/2021	CNY	20,000,000	3,010,654
Series 1827, 3.25%, 11/22/2028	CNY	5,000,000	755,424
Series 1806, 4.22%, 3/19/2048	CNY	6,000,000	975,105
			5,953,264
COLOMBIA — 4.2%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	485,960
7.75%, 4/14/2021	COP	400,000,000	131,296
9.85%, 6/28/2027	COP	115,000,000	44,596
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	20,815,000,000	6,352,865
Series B, 6.25%, 11/26/2025	COP	16,855,000,000	5,348,436
Series B, 7.00%, 9/11/2019	COP	10,660,000,000	3,384,135
Series B, 7.00%, 5/4/2022	COP	14,304,000,000	4,706,223
Series B, 7.00%, 6/30/2032	COP	7,064,000,000	2,256,103
Series B, 7.25%, 10/18/2034	COP	3,100,000,000	1,002,429
Series B, 7.50%, 8/26/2026	COP	21,462,000,000	7,266,437
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	682,337
Series B, 11.00%, 7/24/2020	COP	235,000,000	79,644
			31,740,461
CZECH REPUBLIC — 3.6%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	22,900,000	878,395

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 97, 0.45%, 10/25/2023	CZK	49,340,000	$2,018,996
Series 104, 0.75%, 2/23/2021	CZK	10,200,000	434,340
Series 94, 0.95%, 5/15/2030	CZK	79,520,000	3,110,650
Series 95, 1.00%, 6/26/2026	CZK	89,470,000	3,676,119
Series 15Y, 2.00%, 10/13/2033	CZK	10,500,000	437,402
Series 89, 2.40%, 9/17/2025	CZK	114,520,000	5,178,200
Series 78, 2.50%, 8/25/2028	CZK	25,240,000	1,159,259
Series 105, 2.75%, 7/23/2029	CZK	46,350,000	2,168,521
Series 46, 3.75%, 9/12/2020	CZK	67,460,000	3,012,545
Series 61, 3.85%, 9/29/2021	CZK	42,070,000	1,918,719
Series 49, 4.20%, 12/4/2036	CZK	21,130,000	1,138,851
Series 52, 4.70%, 9/12/2022	CZK	22,800,000	1,089,313
Series 53, 4.85%, 11/26/2057	CZK	7,300,000	463,643
Series 58, 5.70%, 5/25/2024	CZK	1,200,000	62,517
			26,747,470
HUNGARY — 3.3%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	382,900,000	1,331,119
Series 20/C, 1.00%, 9/23/2020	HUF	196,250,000	692,913
Series 22/B, 1.75%, 10/26/2022	HUF	570,300,000	2,018,208
Series 21/B, 2.50%, 10/27/2021	HUF	659,500,000	2,405,810
Series 26/D, 2.75%, 12/22/2026	HUF	275,000,000	979,088
Series 24/B, 3.00%, 6/26/2024	HUF	709,480,000	2,633,800
Series 27/A, 3.00%, 10/27/2027	HUF	694,880,000	2,528,200
Series 31/A, 3.25%, 10/22/2031	HUF	80,000,000	284,816
Series 20/B, 3.50%, 6/24/2020	HUF	890,630,000	3,236,914
Series 25/B, 5.50%, 6/24/2025	HUF	1,334,220,000	5,591,374
Series 23/A, 6.00%, 11/24/2023	HUF	17,340,000	72,849
Series 28/A, 6.75%, 10/22/2028	HUF	168,000,000	787,153
Series 22/A, 7.00%, 6/24/2022	HUF	544,590,000	2,253,610
Security Description		Principal Amount	Value
Series 20/A, 7.50%, 11/12/2020	HUF	12,450,000	$48,522
			24,864,376
INDONESIA — 7.8%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	82,555,000,000	5,506,836
Series FR64, 6.13%, 5/15/2028	IDR	54,400,000,000	3,458,067
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	95,476
Series FR65, 6.63%, 5/15/2033	IDR	74,870,000,000	4,600,772
Series FR61, 7.00%, 5/15/2022	IDR	78,033,000,000	5,479,626
Series FR59, 7.00%, 5/15/2027	IDR	64,710,000,000	4,374,060
Series FR76, 7.38%, 5/15/2048	IDR	7,700,000,000	479,595
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,763,965
Series FR75, 7.50%, 5/15/2038	IDR	45,910,000,000	3,028,029
Series FR77, 8.13%, 5/15/2024	IDR	83,000,000,000	6,077,885
Series FR53, 8.25%, 7/15/2021	IDR	28,975,000,000	2,097,249
Series FR78, 8.25%, 5/15/2029	IDR	91,500,000,000	6,712,142
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	264,335
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,363,007
Series FR70, 8.38%, 3/15/2024	IDR	35,100,000,000	2,581,082
Series FR56, 8.38%, 9/15/2026	IDR	10,895,000,000	800,867
Series FR68, 8.38%, 3/15/2034	IDR	20,230,000,000	1,457,881
Series FR79, 8.38%, 4/15/2039	IDR	23,000,000,000	1,653,755
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	678,127
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	514,982
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	457,334
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	78,209
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	99,973
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	27,518
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	3,000,000,000	209,660

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series PBS, 6.50%, 5/15/2021	IDR	2,000,000,000	$138,819
Series SR09, 6.90%, 3/10/2020	IDR	5,000,000,000	353,921
Series PBS, 8.25%, 9/15/2020	IDR	10,150,000,000	733,896
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	279,525
Series PBS, 8.88%, 11/15/2031	IDR	27,500,000,000	1,961,808
			58,328,401
ISRAEL — 4.2%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	3,300,000	909,752
Series 0421, 1.00%, 4/30/2021	ILS	8,265,000	2,300,655
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,170,744
Series 0825, 1.75%, 8/31/2025	ILS	13,580,000	3,830,037
Series 0327, 2.00%, 3/31/2027	ILS	10,550,000	2,994,507
Series 0928, 2.25%, 9/28/2028	ILS	10,150,000	2,902,504
Series 0324, 3.75%, 3/31/2024	ILS	10,600,000	3,298,356
Series 0347, 3.75%, 3/31/2047	ILS	5,575,000	1,724,659
Series 0323, 4.25%, 3/31/2023	ILS	2,450,000	763,493
Series 0122, 5.50%, 1/31/2022	ILS	18,245,000	5,711,060
Series 0142, 5.50%, 1/31/2042	ILS	9,310,000	3,747,754
Series 1026, 6.25%, 10/30/2026	ILS	3,025,000	1,116,918
			31,470,439
MALAYSIA — 8.0%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,800,000	441,213
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	453,766
Series 0612, 3.49%, 3/31/2020	MYR	3,837,000	940,794
Series 0307, 3.50%, 5/31/2027	MYR	600,000	143,209
Series 0416, 3.62%, 11/30/2021	MYR	8,365,000	2,057,708
Series 0315, 3.66%, 10/15/2020	MYR	4,250,000	1,045,725
Series 0513, 3.73%, 6/15/2028	MYR	14,515,000	3,530,773
Series 0218, 3.76%, 4/20/2023	MYR	15,000,000	3,701,262
Security Description		Principal Amount	Value
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	$1,185,900
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,019,163
Series 0413, 3.84%, 4/15/2033	MYR	9,860,000	2,347,361
Series 0117, 3.88%, 3/10/2022	MYR	1,800,000	446,797
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	691,358
Series 0613, 3.89%, 7/31/2020	MYR	1,400,000	345,122
Series 0212, 3.89%, 3/15/2027	MYR	600,000	147,685
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	518,670
Series 0417, 3.90%, 11/16/2027	MYR	17,834,000	4,385,019
Series 0115, 3.96%, 9/15/2025	MYR	4,772,000	1,186,757
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	601,602
Series 0217, 4.06%, 9/30/2024	MYR	5,645,000	1,403,916
Series 0412, 4.13%, 4/15/2032	MYR	800,000	196,129
Series 0111, 4.16%, 7/15/2021	MYR	4,900,000	1,219,444
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	952,228
Series 0411, 4.23%, 6/30/2031	MYR	3,610,000	901,440
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	403,208
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,082,038
Series 0216, 4.74%, 3/15/2046	MYR	3,425,000	848,925
Series 0317, 4.76%, 4/7/2037	MYR	3,135,000	808,658
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	44,070
Series 0418, 4.89%, 6/8/2038	MYR	5,130,000	1,350,626
Series 0518, 4.92%, 7/6/2048	MYR	600,000	154,383
Series 0713, 4.94%, 9/30/2043	MYR	300,000	77,438
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	4,000,000	984,552
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	401,956
Series 0216, 3.74%, 8/26/2021	MYR	1,500,000	369,658

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 0215, 3.80%, 8/27/2020	MYR	1,400,000	$344,610
Series 0317, 3.95%, 4/14/2022	MYR	12,890,000	3,197,692
Series 0217, 4.05%, 8/15/2024	MYR	7,400,000	1,844,772
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,103,447
Series 0318, 4.09%, 11/30/2023	MYR	11,550,000	2,883,635
Series 0118, 4.13%, 8/15/2025	MYR	8,750,000	2,183,756
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	1,004,719
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,496,377
Series 0310, 4.28%, 6/15/2020	MYR	1,425,000	352,513
Series 0218, 4.37%, 10/31/2028	MYR	5,400,000	1,374,527
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	603,184
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	583,819
Series 0513, 4.58%, 8/30/2033	MYR	5,800,000	1,477,866
Series 0617, 4.72%, 6/15/2033	MYR	7,995,000	2,082,303
Series 0517, 4.76%, 8/4/2037	MYR	4,600,000	1,172,319
Series 0615, 4.79%, 10/31/2035	MYR	810,000	210,041
Series 0417, 4.90%, 5/8/2047	MYR	6,500,000	1,655,479
			59,959,612
MEXICO — 7.7%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	60,040,000	2,734,091
Series M, 6.50%, 6/10/2021	MXN	80,269,000	4,029,278
Series M, 6.50%, 6/9/2022	MXN	136,953,000	6,799,251
Series M, 7.25%, 12/9/2021	MXN	73,200,000	3,721,115
Series M 20, 7.50%, 6/3/2027	MXN	105,090,000	5,245,805
Series M, 7.75%, 5/29/2031	MXN	52,028,000	2,591,757
Series M, 7.75%, 11/23/2034	MXN	50,710,000	2,486,626
Series M, 7.75%, 11/13/2042	MXN	59,980,000	2,871,681
Series M, 8.00%, 6/11/2020	MXN	110,060,000	5,689,530
Series M, 8.00%, 12/7/2023	MXN	76,830,000	3,987,238
Security Description		Principal Amount	Value
Series M, 8.00%, 11/7/2047	MXN	48,500,000	$2,372,906
Series M 20, 8.50%, 5/31/2029	MXN	50,915,000	2,698,292
Series M 30, 8.50%, 11/18/2038	MXN	59,390,000	3,083,749
Series M 20, 10.00%, 12/5/2024	MXN	128,710,000	7,284,133
Series M 30, 10.00%, 11/20/2036	MXN	32,137,000	1,906,699
			57,502,151
PERU — 3.1%
Bonos de Tesoreria 6.15%, 8/12/2032 (a)	PEN	13,707,000	4,339,888
Peru Government Bond 5.94%, 2/12/2029 (a)	PEN	2,450,000	776,325
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	5,770,000	1,807,644
Series REGS, 5.70%, 8/12/2024	PEN	5,144,000	1,637,403
Series REGS, 6.35%, 8/12/2028	PEN	14,910,000	4,866,408
Series REGS, 6.71%, 2/12/2055	PEN	475,000	156,264
Series REGS, 6.85%, 2/12/2042	PEN	7,225,000	2,418,852
Series REGS, 6.90%, 8/12/2037	PEN	4,460,000	1,505,250
Series REGS, 6.95%, 8/12/2031	PEN	4,412,000	1,500,612
Series REGS, 7.84%, 8/12/2020	PEN	75,000	24,099
Series REGS, 8.20%, 8/12/2026	PEN	11,235,000	4,064,566
			23,097,311
PHILIPPINES — 4.3%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	38,650,000	711,280
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,412,161
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	61,590
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	365,459
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	272,909
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,164,904
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	243,644
Series R3-8, 4.25%, 4/11/2020	PHP	20,100,000	376,836

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 3-23, 4.25%, 1/25/2021	PHP	96,550,000	$1,790,310
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,233,832
Series R511, 4.63%, 12/4/2022	PHP	169,250,000	3,123,238
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	1,063,794
Series 1061, 4.75%, 5/4/2027	PHP	200,450,000	3,582,577
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	881,527
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	607,464
Series 7-61, 5.75%, 4/12/2025	PHP	94,000,000	1,805,421
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	151,652
Series R251, 6.13%, 10/24/2037	PHP	55,500,000	1,093,238
Series 1063, 6.25%, 3/22/2028	PHP	63,200,000	1,255,047
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	90,800
Series 2023, 6.75%, 1/24/2039	PHP	16,000,000	344,981
Series 2017, 8.00%, 7/19/2031	PHP	327,737,338	7,545,136
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	314,769
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	569,636
6.25%, 1/14/2036	PHP	20,000,000	410,969
			32,473,174
POLAND — 4.5%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	17,600,000	4,498,867
Series 0721, 1.75%, 7/25/2021	PLN	5,035,000	1,314,515
Series 0123, 2.50%, 1/25/2023	PLN	6,140,000	1,631,861
Series 0726, 2.50%, 7/25/2026	PLN	19,849,000	5,164,566
Series 0727, 2.50%, 7/25/2027	PLN	23,666,000	6,095,129
Series 0428, 2.75%, 4/25/2028	PLN	1,015,000	264,747
Series 0725, 3.25%, 7/25/2025	PLN	4,450,000	1,219,329
Series 1023, 4.00%, 10/25/2023	PLN	8,800,000	2,482,551
Series 1020, 5.25%, 10/25/2020	PLN	7,550,000	2,078,399
Series 1021, 5.75%, 10/25/2021	PLN	6,900,000	1,979,733
Security Description		Principal Amount	Value
Series 0922, 5.75%, 9/23/2022	PLN	22,635,000	$6,657,217
			33,386,914
ROMANIA — 2.7%
Romania Government Bond:
Series 4Y, 2.25%, 2/26/2020	RON	5,000	1,165
Series 3Y, 2.30%, 10/26/2020	RON	7,485,000	1,729,625
Series 5Y, 3.25%, 3/22/2021	RON	3,905,000	914,371
Series 7Y, 3.25%, 4/29/2024	RON	3,830,000	857,670
Series 5Y, 3.40%, 3/8/2022	RON	13,710,000	3,169,572
Series 7Y, 3.50%, 12/19/2022	RON	3,705,000	852,187
Series 15Y, 3.65%, 9/24/2031	RON	3,000,000	603,256
Series 3Y, 4.00%, 10/27/2021	RON	6,985,000	1,646,002
Series 5Y, 4.25%, 6/28/2023	RON	18,740,000	4,404,380
Series 10Y, 4.75%, 2/24/2025	RON	4,925,000	1,172,797
Series 7Y, 5.75%, 4/29/2020	RON	1,650,000	397,200
Series 15YR, 5.80%, 7/26/2027	RON	6,840,000	1,730,392
Series 10Y, 5.85%, 4/26/2023	RON	1,250,000	311,466
Series 10YR, 5.95%, 6/11/2021	RON	9,150,000	2,259,018
			20,049,101
RUSSIA — 4.4%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	32,565,000	490,119
Series 6210, 6.80%, 12/11/2019	RUB	85,314,000	1,294,329
Series 5083, 7.00%, 12/15/2021	RUB	114,930,000	1,719,642
Series 6211, 7.00%, 1/25/2023	RUB	140,900,000	2,085,807
Series 6212, 7.05%, 1/19/2028	RUB	171,365,000	2,433,658
Series 6222, 7.10%, 10/16/2024	RUB	213,821,000	3,130,986
Series 6225, 7.25%, 5/10/2034	RUB	19,250,000	265,733
Series 6220, 7.40%, 12/7/2022	RUB	284,951,000	4,287,353
Series 6217, 7.50%, 8/18/2021	RUB	114,600,000	1,739,126

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 6205, 7.60%, 4/14/2021	RUB	44,400,000	$675,622
Series 6209, 7.60%, 7/20/2022	RUB	60,000,000	906,884
Series 6221, 7.70%, 3/23/2033	RUB	216,060,000	3,129,207
Series 6219, 7.75%, 9/16/2026	RUB	434,790,000	6,485,699
Series 6207, 8.15%, 2/3/2027	RUB	154,209,000	2,360,168
Series 6218, 8.50%, 9/17/2031	RUB	118,892,000	1,840,942
			32,845,275
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bond:
Series R208, 6.75%, 3/31/2021	ZAR	4,400,000	304,159
Series R213, 7.00%, 2/28/2031	ZAR	5,500,000	319,789
Series 2048, 8.75%, 2/28/2048	ZAR	2,000,000	125,246
Series R186, 10.50%, 12/21/2026	ZAR	42,600,000	3,257,938
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	1,041,000	52,389
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	703,620
Series R213, 7.00%, 2/28/2031	ZAR	40,062,000	2,329,339
Series R207, 7.25%, 1/15/2020	ZAR	21,920,000	1,525,147
Series 2023, 7.75%, 2/28/2023	ZAR	21,930,000	1,520,368
Series 2030, 8.00%, 1/31/2030	ZAR	82,045,000	5,242,250
Series 2032, 8.25%, 3/31/2032	ZAR	26,490,000	1,682,698
Series 2037, 8.50%, 1/31/2037	ZAR	16,597,000	1,032,123
Series 2044, 8.75%, 1/31/2044	ZAR	123,141,000	7,725,352
Series 2048, 8.75%, 2/28/2048	ZAR	15,180,000	950,615
Series 2035, 8.88%, 2/28/2035	ZAR	18,330,000	1,196,850
Series 2040, 9.00%, 1/31/2040	ZAR	80,290,000	5,176,692
Series R186, 10.50%, 12/21/2026	ZAR	7,565,000	578,552
			33,723,127
Security Description		Principal Amount	Value
SOUTH KOREA — 12.4%
Korea Monetary Stabilization Bond Series 2008, 2.06%, 8/2/2020	KRW	250,000,000	$221,099
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	3,622,800,000	3,163,204
Series 2612, 1.50%, 12/10/2026	KRW	3,304,000,000	2,837,423
Series 3609, 1.50%, 9/10/2036	KRW	3,463,000,000	2,853,932
Series 2006, 1.75%, 6/10/2020	KRW	5,953,000,000	5,242,400
Series 2012, 1.75%, 12/10/2020	KRW	4,820,000,000	4,246,326
Series 2203, 1.88%, 3/10/2022	KRW	4,403,000,000	3,891,789
Series 2606, 1.88%, 6/10/2026	KRW	2,609,000,000	2,303,974
Series 2003, 2.00%, 3/10/2020	KRW	4,812,000,000	4,247,197
Series 2009, 2.00%, 9/10/2020	KRW	2,786,000,000	2,461,863
Series 2112, 2.00%, 12/10/2021	KRW	1,750,000,000	1,553,135
Series 2209, 2.00%, 9/10/2022	KRW	4,640,200,000	4,118,467
Series 4603, 2.00%, 3/10/2046	KRW	970,000,000	872,615
Series 2706, 2.13%, 6/10/2027	KRW	5,412,000,000	4,859,462
Series 4703, 2.13%, 3/10/2047	KRW	5,412,000,000	4,999,547
Series 2106, 2.25%, 6/10/2021	KRW	3,131,000,000	2,788,388
Series 2309, 2.25%, 9/10/2023	KRW	6,090,000,000	5,475,426
Series 2506, 2.25%, 6/10/2025	KRW	2,230,000,000	2,014,709
Series 2512, 2.25%, 12/10/2025	KRW	500,000,000	452,198
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,287,589
Series 2303, 2.38%, 3/10/2023	KRW	1,268,000,000	1,142,555
Series 2712, 2.38%, 12/10/2027	KRW	4,400,000,000	4,029,041
Series 2812, 2.38%, 12/10/2028	KRW	4,364,000,000	4,019,559
Series 3809, 2.38%, 9/10/2038	KRW	3,419,000,000	3,246,095
Series 2806, 2.63%, 6/10/2028	KRW	5,035,000,000	4,715,871
Series 3509, 2.63%, 9/10/2035	KRW	670,000,000	648,711
Series 4803, 2.63%, 3/10/2048	KRW	5,354,000,000	5,474,509

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	$2,378,400
Series 2409, 3.00%, 9/10/2024	KRW	100,000,000	93,538
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	282,430
Series 2309, 3.38%, 9/10/2023	KRW	400,000,000	376,489
Series 2403, 3.50%, 3/10/2024	KRW	1,240,000,000	1,179,831
Series 2206, 3.75%, 6/10/2022	KRW	360,000,000	336,550
Series 3312, 3.75%, 12/10/2033	KRW	410,000,000	447,196
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	430,297
Series 2106, 4.25%, 6/10/2021	KRW	1,727,000,000	1,603,207
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	137,393
			92,432,415
THAILAND — 4.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	54,750,000	1,724,124
2.00%, 12/17/2022	THB	56,702,000	1,789,411
2.13%, 12/17/2026	THB	77,540,000	2,405,455
2.40%, 12/17/2023	THB	102,400,000	3,270,137
2.55%, 6/26/2020	THB	57,328,000	1,823,489
2.88%, 12/17/2028	THB	69,510,000	2,268,788
2.88%, 6/17/2046	THB	34,085,000	1,004,278
3.30%, 6/17/2038	THB	9,500,000	313,296
3.40%, 6/17/2036	THB	126,960,000	4,293,704
3.58%, 12/17/2027	THB	4,650,000	160,071
3.60%, 6/17/2067	THB	24,000,000	770,213
3.63%, 6/16/2023	THB	44,139,000	1,479,109
3.65%, 12/17/2021	THB	69,681,000	2,302,115
3.65%, 6/20/2031	THB	5,845,000	203,396
3.78%, 6/25/2032	THB	73,940,000	2,593,874
3.80%, 6/14/2041	THB	9,750,000	334,531
3.85%, 12/12/2025	THB	19,632,000	678,307
3.85%, 12/12/2025	THB	22,750,000	786,037
4.00%, 6/17/2066	THB	39,280,000	1,359,870
4.68%, 6/29/2044	THB	21,500,000	842,316
4.85%, 6/17/2061	THB	48,195,000	1,960,561
4.88%, 6/22/2029	THB	22,564,000	856,191
5.67%, 3/13/2028	THB	10,000,000	397,726
			33,616,999
TURKEY — 3.1%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	175,000	19,747
7.40%, 2/5/2020	TRY	1,250,000	195,810
8.00%, 3/12/2025	TRY	6,690,000	714,045
8.50%, 9/14/2022	TRY	4,000,000	494,902
8.80%, 9/27/2023	TRY	2,300,000	262,585
9.00%, 7/24/2024	TRY	22,550,000	2,634,346
Security Description		Principal Amount	Value
9.20%, 9/22/2021	TRY	23,560,000	$3,176,655
9.40%, 7/8/2020	TRY	4,550,000	684,562
10.40%, 3/20/2024	TRY	850,000	105,874
10.50%, 8/11/2027	TRY	14,580,000	1,677,464
10.60%, 2/11/2026	TRY	11,694,000	1,419,938
10.70%, 2/17/2021	TRY	4,870,000	711,157
10.70%, 8/17/2022	TRY	11,190,000	1,465,697
11.00%, 3/2/2022	TRY	17,060,000	2,340,254
11.00%, 2/24/2027	TRY	10,548,000	1,269,584
12.20%, 1/18/2023	TRY	23,470,000	3,186,330
12.40%, 3/8/2028	TRY	8,050,000	1,054,411
16.20%, 6/14/2023	TRY	5,850,000	888,952
23.00%, 8/12/2020	TRY	2,900,000	519,214
			22,821,527
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $764,247,693)			728,283,127
	Shares
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $5,804,291)	5,804,291	5,804,291
TOTAL INVESTMENTS — 98.2% (Cost $770,051,984)		734,087,418
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		13,130,072
NET ASSETS — 100.0%		$747,217,490
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

ARS—	Argentina Peso
BRL—	Brazilian Real
CLP—	Chilean Peso
CNY—	China Yuan Renminbi
COP—	Colombian Peso
CZK—	Czech Koruna
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
PEN—	Peru Nuevo Sol
PHP—	Philippines Peso
PLN—	Polish Zloty
RON—	Romania New Leu
RUB—	Russian Ruble
THB—	Thai Baht
TRY—	Turkish New Lira
ZAR—	South African Rand
At March 31, 2019, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD738,814	COP2,275,000,000	04/04/2019	$(24,717)
Standard Chartered Bank	USD1,241,693	IDR17,470,000,000	04/04/2019	(15,654)
Standard Chartered Bank	USD836,842	BRL3,140,000	04/04/2019	(30,080)
Standard Chartered Bank	USD643,974	IDR9,261,000,000	04/04/2019	5,959
Standard Chartered Bank	USD323,356	BRL1,250,000	04/04/2019	(2,193)
Standard Chartered Bank	COP2,275,000,000	USD714,062	04/04/2019	(35)
Standard Chartered Bank	IDR26,731,000,000	USD1,873,493	04/04/2019	(2,479)
Standard Chartered Bank	BRL4,390,000	USD1,109,707	04/04/2019	(18,219)
Standard Chartered Bank	USD1,107,691	BRL4,390,000	05/07/2019	18,126
Standard Chartered Bank	USD714,049	COP2,275,000,000	05/07/2019	(1,285)
Standard Chartered Bank	USD1,863,047	IDR26,731,000,000	05/07/2019	1,425
Standard Chartered Bank	IDR26,731,000,000	USD1,866,820	05/07/2019	2,348
Total				$(66,804)
BRL	=Brazilian Real
COP	=Colombian Peso
IDR	=Indonesia Rupiah
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$728,283,127	$—	$728,283,127
Short-Term Investment	5,804,291	—	—	5,804,291
TOTAL INVESTMENTS	$5,804,291	$728,283,127	$—	$734,087,418
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	27,858	—	27,858
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$27,858	$—	$27,858
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,804,291	$728,216,323	$—	$734,020,614
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(94,662)	—	(94,662)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(94,662)	$—	$(94,662)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,933,969	$2,933,969	$170,415,837	$167,545,515	$—	$—	5,804,291	$5,804,291	$61,156	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
ADVERTISING — 0.2%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$4,688,000	$760,956
Lamar Media Corp.:
5.38%, 1/15/2024	5,190,000	5,308,747
5.75%, 2/1/2026 (a)	1,912,000	2,000,220
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	11,550,000	9,545,613
		17,615,536
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc. 5.13%, 10/1/2024	13,549,000	13,829,600
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	3,195,000	3,291,010
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	14,699,000	14,835,113
7.50%, 12/1/2024 (a)	15,530,000	16,125,110
7.50%, 3/15/2025 (a) (b)	19,526,000	20,094,597
7.88%, 4/15/2027 (a)	25,868,000	26,708,710
8.75%, 12/1/2021 (a)	18,078,000	19,997,522
TransDigm UK Holdings PLC 6.88%, 5/15/2026 (a)	9,002,000	8,963,921
TransDigm, Inc.:
6.00%, 7/15/2022	15,512,000	15,762,829
6.25%, 3/15/2026 (a)	51,626,000	53,644,060
6.38%, 6/15/2026	12,110,000	11,992,412
6.50%, 7/15/2024	15,014,000	15,424,933
7.50%, 3/15/2027 (a)	8,426,000	8,636,313
6.50%, 5/15/2025	13,464,837	13,607,295
		242,913,425
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (c)	6,214,000	6,317,587
JBS Investments II GmbH 7.00%, 1/15/2026 (a)	7,110,000	7,305,098
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	11,517,000	10,239,650
		23,862,335
AIRLINES — 0.0% (d)
American Airlines Group, Inc. 4.63%, 3/1/2020 (a)	1,000,000	1,004,790
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	12,619,000	12,659,633
4.88%, 5/15/2026 (a)	11,072,000	10,916,992
Under Armour, Inc. 3.25%, 6/15/2026 (b)	6,947,000	6,339,485
William Carter Co. 5.63%, 3/15/2027 (a)	9,008,000	9,340,936
		39,257,046
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 1.1%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	$12,998,000	$12,964,855
5.88%, 6/1/2029 (a)	6,176,000	6,258,758
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	10,443,000	11,075,533
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	16,296,000	16,470,530
5.25%, 4/15/2023 (b)	18,736,820	19,380,430
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	3,147,000	3,094,917
4.50%, 10/1/2027 (a) (b)	5,955,000	4,733,987
Navistar International Corp. 6.63%, 11/1/2025 (a)	13,503,000	13,717,968
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	22,484,625	19,441,106
		107,138,084
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	12,535,000	9,146,664
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	8,322,000	8,091,647
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	11,136,000	9,823,734
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	9,215,000	8,446,285
5.00%, 5/31/2026 (b)	11,332,000	10,799,509
5.13%, 11/15/2023 (b)	13,146,000	13,152,179
IHO Verwaltungs GmbH PIK:
4.13%, 9/15/2021 (a)	5,380,749	5,388,390
4.50%, 9/15/2023 (a)	6,080,516	6,017,583
4.75%, 9/15/2026 (a)	7,298,000	6,953,023
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a) (c)	10,971,000	11,218,835
8.50%, 5/15/2027 (a) (c)	27,500,000	27,657,575
Tenneco, Inc. 5.00%, 7/15/2026	6,336,000	5,066,962
		121,762,386
BANKS — 1.9%
Barclays PLC:
4.38%, 9/11/2024	12,877,000	12,854,594
4.84%, 5/9/2028	24,071,000	23,838,955
5.20%, 5/12/2026	28,081,000	28,625,771
CIT Group, Inc.:
4.13%, 3/9/2021	8,634,000	8,749,955
4.75%, 2/16/2024	6,974,000	7,228,133
5.25%, 3/7/2025 (b)	6,574,000	7,000,390
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	14,718,000	14,179,763

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (e)	$12,702,000	$11,199,861
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a) (b)	10,225,000	9,103,829
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	26,313,000	25,403,096
5.71%, 1/15/2026 (a)	22,039,000	21,507,199
UniCredit SpA:
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (e)	12,934,000	11,913,249
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c) (e)	1,715,000	1,727,056
		183,331,851
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	8,775,000	8,853,975
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	10,189,000	10,049,207
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	7,464,000	6,616,761
Masonite International Corp. 5.63%, 3/15/2023 (a)	4,647,000	4,758,993
NCI Building Systems, Inc. 8.00%, 4/15/2026 (a) (b)	8,816,000	7,940,042
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	11,913,000	11,504,980
5.00%, 2/15/2027 (a)	6,905,000	6,693,362
5.38%, 11/15/2024 (a)	11,976,000	12,205,939
5.50%, 2/15/2023 (a)	8,330,000	8,472,943
6.00%, 10/15/2025 (a)	12,369,000	12,963,825
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	7,699,000	7,868,301
US Concrete, Inc. 6.38%, 6/1/2024	10,065,000	10,228,153
USG Corp. 4.88%, 6/1/2027 (a)	5,841,000	5,904,083
		105,206,589
CHEMICALS — 1.9%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	6,369,000	6,425,875
Blue Cube Spinco LLC:
9.75%, 10/15/2023	4,819,500	5,381,165
10.00%, 10/15/2025 (b)	9,726,000	11,136,270
Chemours Co.:
5.38%, 5/15/2027	7,071,000	7,032,958
6.63%, 5/15/2023	11,556,000	11,958,380
7.00%, 5/15/2025	9,614,000	10,168,824
Security Description	Principal Amount	Value
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	$6,265,000	$6,328,903
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	7,082,000	7,424,556
Hexion, Inc. 10.38%, 2/1/2022 (a)	6,128,000	5,148,317
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,137,000	6,104,413
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	12,538,000	13,530,633
OCI NV 6.63%, 4/15/2023 (a)	9,320,000	9,671,084
Olin Corp.:
5.00%, 2/1/2030	8,471,000	8,257,192
5.13%, 9/15/2027	6,254,000	6,323,670
Platform Specialty Products Corp. 5.88%, 12/1/2025 (a) (b)	10,812,000	10,858,275
PQ Corp. 6.75%, 11/15/2022 (a)	4,599,000	4,770,865
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	7,121,000	6,315,686
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	5,415,000	5,116,958
SPCM SA 4.88%, 9/15/2025 (a)	7,316,000	7,164,705
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	7,755,000	7,802,693
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	6,369,000	6,052,142
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	8,902,000	8,503,903
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	8,939,000	9,228,445
		180,705,912
COAL — 0.2%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	5,565,000	5,600,727
6.38%, 3/31/2025 (a)	7,620,000	7,419,518
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	9,238,000	9,378,880
		22,399,125
COMMERCIAL SERVICES — 4.5%
ADT Security Corp.:
4.88%, 7/15/2032 (a)	9,302,000	7,543,550
6.25%, 10/15/2021	12,849,000	13,486,439

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	$7,896,000	$7,287,060
APTIM Corp. 7.75%, 6/15/2025 (a) (b)	5,871,000	4,533,645
APX Group, Inc. 7.88%, 12/1/2022 (b)	12,069,000	12,111,000
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	6,003,000	5,978,448
Brink's Co. 4.63%, 10/15/2027 (a)	8,137,000	7,882,149
Cenveo Corp. 6.00%, 8/1/2019 (a) (f) (g)	2,175,000	560,062
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	16,057,000	16,268,471
8.25%, 11/15/2026 (a) (b)	21,989,000	21,620,025
Garda World Security Corp. 8.75%, 5/15/2025 (a)	8,789,000	8,378,817
Gartner, Inc. 5.13%, 4/1/2025 (a)	9,967,000	10,068,564
Hertz Corp.:
5.50%, 10/15/2024 (a)	10,343,000	8,688,017
6.25%, 10/15/2022 (b)	1,123,000	1,065,076
7.63%, 6/1/2022 (a) (b)	16,939,000	17,353,836
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	15,183,000	15,474,210
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	8,791,000	9,512,389
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	7,029,000	6,773,074
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	33,138,000	32,728,083
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a) (c)	14,407,000	14,435,094
5.75%, 4/15/2026 (a) (c)	10,695,000	10,716,176
9.25%, 5/15/2023 (a)	28,598,000	30,057,356
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	4,328,000	4,424,082
Service Corp. International:
4.63%, 12/15/2027	7,351,000	7,319,023
5.38%, 5/15/2024	11,021,000	11,316,914
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	10,710,000	10,803,070
Star Merger Sub, Inc.:
6.88%, 8/15/2026 (a)	9,128,000	9,303,349
10.25%, 2/15/2027 (a)	9,838,000	10,108,840
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	11,407,000	9,279,937
United Rentals North America, Inc.:
4.63%, 7/15/2023	12,883,000	13,117,986
4.63%, 10/15/2025	10,471,000	10,346,919
Security Description	Principal Amount	Value
4.88%, 1/15/2028	$21,092,000	$20,536,648
5.50%, 7/15/2025	9,679,000	9,888,550
5.50%, 5/15/2027	10,712,000	10,854,148
5.75%, 11/15/2024	1,122,000	1,152,653
5.88%, 9/15/2026	16,971,000	17,543,771
6.50%, 12/15/2026 (b)	15,995,000	16,832,338
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	15,572,000	15,548,953
		440,898,722
COMPUTERS — 1.3%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	17,860,000	17,462,972
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)	150,000	167,885
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	21,021,000	21,409,888
7.13%, 6/15/2024 (a) (b)	22,523,000	23,873,704
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	14,181,000	14,438,811
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	9,215,400	8,303,536
9.25%, 3/1/2021 (a) (b)	1,492,500	1,480,918
West Corp. 8.50%, 10/15/2025 (a) (b)	18,530,000	15,936,912
Western Digital Corp. 4.75%, 2/15/2026 (b)	28,898,000	27,640,070
		130,714,696
COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	8,719,000	9,043,957
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	7,190,000	7,030,023
		16,073,980
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a)	7,342,000	7,450,662
Core & Main L.P. 6.13%, 8/15/2025 (a)	6,661,000	6,521,252
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (b)	12,377,000	12,321,180
HD Supply, Inc. 5.38%, 10/15/2026 (a)	6,945,000	7,082,997
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	11,188,000	11,046,695
		44,422,786

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Ally Financial, Inc.:
4.13%, 2/13/2022	$8,093,000	$8,169,479
4.25%, 4/15/2021	8,834,000	8,951,846
4.63%, 3/30/2025	7,548,000	7,679,260
5.13%, 9/30/2024	9,177,000	9,658,609
5.75%, 11/20/2025 (b)	15,860,000	16,862,669
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	4,829,000	2,150,499
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	10,053,000	8,633,215
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	8,006,000	8,204,469
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
6.25%, 2/1/2022	16,559,000	16,991,852
6.38%, 12/15/2025	10,415,000	10,666,731
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a) (b)	6,867,000	7,082,006
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	4,621,000	4,711,294
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	7,826,000	8,198,831
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	5,154,000	5,306,352
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	11,613,000	11,771,517
Navient Corp.:
5.00%, 10/26/2020	6,797,000	6,895,828
5.88%, 3/25/2021 (b)	7,639,000	7,884,899
5.88%, 10/25/2024 (b)	7,263,000	7,061,597
6.50%, 6/15/2022	14,467,000	15,099,787
6.63%, 7/26/2021	9,889,000	10,344,487
6.75%, 6/25/2025 (b)	7,478,000	7,409,950
6.75%, 6/15/2026	6,568,000	6,307,644
7.25%, 9/25/2023	6,234,000	6,615,022
Series MTN, 6.13%, 3/25/2024	3,899,000	3,887,147
NFP Corp. 6.88%, 7/15/2025 (a)	7,087,000	6,783,818
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	12,347,000	11,577,905
5.75%, 5/1/2025 (a)	20,950,000	21,005,937
Springleaf Finance Corp.:
5.63%, 3/15/2023	11,383,000	11,534,849
6.13%, 5/15/2022	13,039,000	13,528,354
6.13%, 3/15/2024	16,639,000	17,018,203
6.88%, 3/15/2025	19,798,000	20,420,251
7.13%, 3/15/2026	20,636,000	20,992,796
8.25%, 12/15/2020	12,344,975	13,287,020
Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	$8,659,000	$8,755,202
Travelport Corporate Finance PLC 6.00%, 3/15/2026 (a)	8,444,000	9,201,596
Vantiv LLC/Vanity Issuer Corp. 4.38%, 11/15/2025 (a)	5,217,000	5,369,493
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	5,034,000	5,200,323
Wand Merger Corp.:
8.13%, 7/15/2023 (a)	11,900,000	12,255,453
9.13%, 7/15/2026 (a)	11,497,000	11,718,892
		395,195,082
ELECTRIC — 2.6%
AES Corp.:
4.00%, 3/15/2021	5,827,000	5,900,537
4.50%, 3/15/2023	8,218,000	8,295,496
5.13%, 9/1/2027	6,606,000	6,875,459
5.50%, 4/15/2025	6,775,000	7,014,903
6.00%, 5/15/2026 (b)	6,396,000	6,785,580
Calpine Corp.:
5.25%, 6/1/2026 (a) (b)	17,016,000	16,950,318
5.38%, 1/15/2023	14,289,000	14,322,008
5.50%, 2/1/2024	7,851,000	7,807,819
5.75%, 1/15/2025 (b)	20,386,000	20,249,821
Clearway Energy Operating LLC:
5.38%, 8/15/2024	7,550,000	7,531,125
5.75%, 10/15/2025 (a)	8,757,000	8,784,585
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	7,304,000	7,285,156
4.50%, 9/15/2027 (a)	7,352,000	7,206,210
NRG Energy, Inc.:
5.75%, 1/15/2028 (a)	840	890
5.75%, 1/15/2028 (b)	9,590,000	10,165,975
6.25%, 5/1/2024	11,444,000	11,816,846
6.63%, 1/15/2027	15,792,000	16,999,930
7.25%, 5/15/2026	13,276,000	14,625,904
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	10,482,000	9,226,780
10.50%, 1/15/2026 (a)	12,096,000	12,609,112
Vistra Energy Corp. 7.63%, 11/1/2024	16,540,000	17,519,003
Vistra Operations Co. LLC:
5.50%, 9/1/2026 (a)	13,260,000	13,791,859
5.63%, 2/15/2027 (a)	16,456,000	17,115,556
		248,880,872
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Holdings, Inc.:
5.50%, 6/15/2025 (a) (b)	9,073,000	8,981,907

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 7/15/2026 (a)	$5,202,000	$5,338,709
7.75%, 1/15/2027 (a)	7,601,000	8,097,573
		22,418,189
ELECTRONICS — 0.2%
Ingram Micro, Inc. 5.45%, 12/15/2024	6,560,000	6,465,602
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)	10,135,000	10,353,916
		16,819,518
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	6,598,125	6,521,785
5.00%, 1/31/2028 (a)	7,969,000	7,739,413
		14,261,198
ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.13%, 3/15/2027	12,572,000	12,169,947
5.88%, 10/15/2024	9,356,000	9,904,355
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	12,488,000	11,208,854
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	6,090,000	6,066,432
		39,349,588
ENTERTAINMENT — 2.4%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	7,567,000	7,068,259
5.88%, 11/15/2026	7,568,000	6,828,455
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027	6,223,000	6,298,423
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	6,426,000	6,128,026
5.50%, 4/1/2027 (a)	6,848,000	6,967,566
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	22,047,000	21,244,710
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	11,709,000	11,860,046
6.00%, 9/15/2026 (b)	6,971,000	7,062,529
International Game Technology PLC:
6.25%, 2/15/2022 (a)	19,601,000	20,406,601
6.25%, 1/15/2027 (a)	10,265,000	10,519,880
6.50%, 2/15/2025 (a) (b)	14,965,000	15,588,142
LHMC Finco Sarl 7.88%, 12/20/2023 (a)	6,460,000	6,715,816
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	7,539,000	7,579,937
Security Description	Principal Amount	Value
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	$6,777,000	$6,709,908
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a) (b)	15,652,000	15,344,125
8.25%, 3/15/2026 (a)	16,245,000	16,631,631
10.00%, 12/1/2022 (b)	25,480,000	26,844,709
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	13,422,000	13,245,769
5.50%, 4/15/2027 (a)	7,156,000	7,075,066
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a) (b)	11,640,000	12,135,166
		232,254,764
ENVIRONMENTAL CONTROL — 0.1%
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	8,681,000	8,637,508
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	5,246,000	5,073,092
		13,710,600
FOOD — 2.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC 7.50%, 3/15/2026 (a)	9,427,000	9,708,773
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75%, 3/15/2025	16,871,000	16,033,017
6.63%, 6/15/2024	15,093,000	15,270,192
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	11,073,000	10,677,029
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	7,125,000	6,398,749
Dean Foods Co. 6.50%, 3/15/2023 (a) (b)	8,696,000	5,665,792
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	8,576,000	6,411,675
JBS Investments GmbH 7.25%, 4/3/2024 (a) (b)	8,963,000	9,274,375
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	13,083,000	13,403,403
5.88%, 7/15/2024 (a)	6,410,000	6,585,570
6.75%, 2/15/2028 (a)	12,117,000	12,567,631
7.25%, 6/1/2021 (a)	134,000	135,030
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	9,097,000	9,212,623
4.88%, 11/1/2026 (a)	12,883,000	13,054,988
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a) (b)	13,026,000	13,172,282
5.88%, 9/30/2027 (a) (b)	10,808,000	10,888,520
Post Holdings, Inc.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2026 (a)	$19,457,000	$18,970,770
5.50%, 3/1/2025 (a)	11,741,000	11,878,252
5.63%, 1/15/2028 (a)	12,918,000	12,820,727
5.75%, 3/1/2027 (a)	16,994,000	17,074,212
Sigma Holdco B.V. 7.88%, 5/15/2026 (a)	5,987,000	5,528,276
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	8,912,000	7,835,698
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	6,177,500	6,411,998
US Foods, Inc. 5.88%, 6/15/2024 (a)	9,006,000	9,210,886
		248,190,468
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	7,086,000	7,084,866
5.00%, 4/1/2025 (a)	5,853,000	5,999,969
5.00%, 2/1/2028 (a) (b)	14,436,000	14,387,784
5.13%, 1/15/2024	11,743,000	12,069,455
		39,542,074
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	9,461,000	9,463,365
5.63%, 5/20/2024	8,435,000	8,553,343
5.75%, 5/20/2027	7,043,000	6,958,062
5.88%, 8/20/2026	8,302,000	8,294,279
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	9,039,000	9,355,365
		42,624,414
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	9,725,000	10,125,378
HEALTH CARE PRODUCTS — 1.3%
Avantor, Inc.:
6.00%, 10/1/2024 (a)	18,117,000	18,816,497
9.00%, 10/1/2025 (a)	25,723,000	27,854,408
Hologic, Inc. 4.38%, 10/15/2025 (a)	14,260,000	14,194,832
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	7,401,825	7,588,425
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	8,076,000	8,038,770
5.50%, 4/15/2025 (a) (b)	10,037,000	7,870,413
5.63%, 10/15/2023 (a)	11,465,000	9,563,530
5.75%, 8/1/2022 (a) (b)	10,466,000	9,878,753
Security Description	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	$19,174,750	$18,189,168
Teleflex, Inc. 4.63%, 11/15/2027	6,907,000	6,846,218
		128,841,014
HEALTH CARE SERVICES — 6.2%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	7,953,000	8,038,574
Centene Corp.:
4.75%, 5/15/2022	12,131,000	12,346,083
4.75%, 1/15/2025	14,679,000	14,973,608
5.63%, 2/15/2021	19,183,000	19,467,868
6.13%, 2/15/2024	14,179,000	14,876,181
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	22,573,000	23,547,702
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	5,480,000	5,703,748
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	2,401,000	2,358,983
6.25%, 3/31/2023	39,577,000	37,268,474
6.88%, 2/1/2022	2,601,000	1,707,791
8.00%, 3/15/2026 (a)	18,357,000	17,628,961
8.13%, 6/30/2024 (a) (b)	16,006,000	11,935,354
8.63%, 1/15/2024 (a)	15,768,000	15,802,059
11.00%, 6/30/2023 (a) (b) (h)	21,091,971	17,212,736
DaVita, Inc.:
5.00%, 5/1/2025	18,949,000	18,174,175
5.13%, 7/15/2024	24,144,000	23,872,621
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	7,032,000	7,115,821
Envision Helthcare Corp. 8.75%, 10/15/2026 (a) (b)	16,666,000	14,866,572
HCA, Inc.:
5.25%, 6/15/2026	245,500	263,166
5.38%, 2/1/2025	34,481,000	36,550,894
5.38%, 9/1/2026 (b)	14,216,000	14,957,507
5.63%, 9/1/2028	20,048,000	21,180,512
5.88%, 2/15/2026	15,845,000	17,108,797
5.88%, 2/1/2029	14,939,000	16,074,812
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	9,954,000	10,075,041
6.25%, 1/15/2027 (a)	12,410,000	12,528,640
Molina Healthcare, Inc. 5.38%, 11/15/2022	8,389,000	8,722,547
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	22,904,000	22,839,869
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	17,878,171	17,716,374
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	10,709,000	11,410,118

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	$18,385,000	$19,083,630
Tenet Healthcare Corp.:
4.63%, 7/15/2024	23,384,000	23,454,152
5.13%, 5/1/2025	15,790,000	15,853,949
6.25%, 2/1/2027 (a)	20,005,000	20,802,599
6.75%, 6/15/2023 (b)	23,319,000	24,023,700
8.13%, 4/1/2022	5,370,000	5,782,255
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	15,724,000	16,317,895
5.38%, 8/15/2026 (a) (b)	9,475,000	9,918,241
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	11,168,000	10,874,058
		602,436,067
HOME BUILDERS — 0.8%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	7,171,000	7,498,571
Lennar Corp.:
4.13%, 1/15/2022	8,563,000	8,670,723
4.50%, 11/15/2019	167,040	167,606
4.50%, 4/30/2024 (b)	8,706,000	8,842,336
4.75%, 4/1/2021	6,434,000	6,567,892
4.75%, 5/30/2025 (b)	5,612,000	5,732,882
4.75%, 11/29/2027	10,933,000	10,956,615
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	5,716,000	5,570,928
PulteGroup, Inc.:
4.25%, 3/1/2021	9,591,428	9,698,181
5.00%, 1/15/2027	7,671,000	7,670,463
5.50%, 3/1/2026	7,718,000	7,977,016
		79,353,213
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	7,856,000	7,868,177
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	10,680,000	9,195,800
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	6,938,000	7,059,693
Spectrum Brands, Inc. 5.75%, 7/15/2025	13,662,000	13,815,834
		30,071,327
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	11,460,000	10,339,785
8.13%, 2/15/2024 (a) (b)	9,490,000	9,841,225
Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a) (b)	$9,334,000	$9,585,178
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	5,620,000	5,689,913
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	6,115,000	5,259,022
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	6,190,000	5,738,625
CNO Financial Group, Inc. 5.25%, 5/30/2025	6,205,000	6,411,440
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	7,038,000	7,061,155
HUB International, Ltd. 7.00%, 5/1/2026 (a)	16,670,000	16,472,794
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	8,338,000	8,101,201
		84,500,338
INTERNET — 1.7%
Netflix, Inc.:
4.38%, 11/15/2026 (b)	14,481,000	14,207,309
4.88%, 4/15/2028	19,403,000	19,217,119
5.50%, 2/15/2022	6,475,000	6,794,477
5.88%, 2/15/2025 (b)	10,153,000	10,987,475
5.88%, 11/15/2028 (a)	24,771,000	26,167,094
6.38%, 5/15/2029 (a)	10,148,000	10,987,544
Symantec Corp. 5.00%, 4/15/2025 (a)	15,808,000	15,810,687
VeriSign, Inc.:
4.75%, 7/15/2027	7,016,000	7,010,317
5.25%, 4/1/2025	6,087,000	6,381,733
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	22,149,000	22,097,614
6.00%, 4/1/2023	18,297,000	18,533,763
6.38%, 5/15/2025 (b)	11,702,000	11,769,286
		169,964,418
IRON/STEEL — 0.7%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	73,000	79,168
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	7,174,000	7,225,151
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	7,140,000	7,447,734
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025	16,667,000	15,950,986
Steel Dynamics, Inc.:
5.13%, 10/1/2021	8,925,000	9,018,712
5.50%, 10/1/2024	7,087,980	7,312,882
United States Steel Corp.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 3/15/2026	$9,233,000	$8,608,203
6.88%, 8/15/2025 (b)	11,668,000	11,392,868
		67,035,704
LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	6,108,000	6,108,733
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	8,867,000	8,978,724
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	7,576,000	7,736,990
5.38%, 4/15/2023 (a)	8,152,000	8,347,811
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	10,484,000	10,194,851
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	8,786,000	8,555,983
		49,923,092
LODGING — 2.5%
Boyd Gaming Corp.:
6.00%, 8/15/2026	8,798,000	9,018,654
6.38%, 4/1/2026	10,241,000	10,617,459
6.88%, 5/15/2023	7,808,000	8,109,389
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	7,909,000	7,915,644
10.75%, 9/1/2024 (a) (b)	10,050,000	9,499,762
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	12,592,000	12,584,319
5.13%, 5/1/2026 (a)	19,349,000	19,659,164
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	9,120,000	9,230,626
4.88%, 4/1/2027	7,705,000	7,789,062
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	10,538,000	10,860,990
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	9,958,000	10,438,473
MGM Resorts International:
4.63%, 9/1/2026	6,522,000	6,340,884
5.50%, 4/15/2027 (c)	11,259,000	11,411,559
5.75%, 6/15/2025 (b)	11,664,000	12,099,650
6.00%, 3/15/2023	16,152,000	17,094,792
Station Casinos LLC 5.00%, 10/1/2025 (a)	5,958,000	5,843,487
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	8,439,000	8,729,470
Studio City Finance, Ltd. 7.25%, 2/11/2024 (a) (b)	7,774,000	8,135,491
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	6,937,000	7,059,924
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a)	11,339,000	10,723,066
Security Description	Principal Amount	Value
5.50%, 3/1/2025 (a)	$22,949,000	$22,682,792
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a) (b)	7,657,000	7,466,034
5.50%, 10/1/2027 (a)	8,277,000	8,007,915
		241,318,606
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.63%, 2/1/2025 (a)	5,392,000	5,374,853
Vertiv Group Corp. 9.25%, 10/15/2024 (a) (b)	10,101,000	10,012,818
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	5,448,000	5,203,603
		20,591,274
MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	7,232,000	7,773,460
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	6,198,000	6,136,640
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	9,436,000	8,138,361
		22,048,461
MEDIA — 9.9%
Altice Financing SA:
6.63%, 2/15/2023 (a)	28,409,000	29,045,362
7.50%, 5/15/2026 (a) (b)	36,164,000	35,705,802
Altice France SA 8.13%, 2/1/2027 (a)	24,660,000	24,918,190
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	20,600,000	18,073,410
7.75%, 5/15/2022 (a) (b)	39,747,420	39,749,805
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	9,913,000	9,830,226
5.00%, 4/1/2024	13,603,000	13,688,019
Block Communications, Inc. 6.88%, 2/15/2025 (a)	10,357,000	10,736,791
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	6,661,000	6,648,877
5.00%, 2/1/2028 (a)	29,782,000	29,354,628
5.13%, 5/1/2023 (a)	13,807,000	14,124,837
5.13%, 5/1/2027 (a)	40,102,000	40,315,744
5.38%, 5/1/2025 (a)	12,966,000	13,385,580
5.50%, 5/1/2026 (a)	19,483,000	20,119,704
5.75%, 2/15/2026 (a) (b)	32,114,000	33,572,618
5.88%, 4/1/2024 (a)	19,547,000	20,444,207
5.88%, 5/1/2027 (a) (b)	12,407,000	12,877,349
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	6,626,000	5,496,466

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	$500,000	$535,920
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	30,931,000	32,709,842
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	10,110,000	10,265,795
5.38%, 7/15/2023 (a)	16,680,500	16,994,761
5.38%, 2/1/2028 (a)	13,536,000	13,554,544
5.50%, 5/15/2026 (a)	22,771,000	23,424,300
5.50%, 4/15/2027 (a)	17,770,000	18,156,498
6.50%, 2/1/2029 (a)	23,860,000	25,405,412
6.63%, 10/15/2025 (a) (b)	16,338,000	17,323,345
7.50%, 4/1/2028 (a) (b)	12,139,350	13,028,800
7.75%, 7/15/2025 (a) (b)	8,281,250	8,878,163
10.88%, 10/15/2025 (a)	20,549,950	23,718,958
5.13%, 12/15/2021 (a)	9,815,000	9,832,471
DISH DBS Corp.:
5.88%, 11/15/2024	29,668,000	24,933,877
7.75%, 7/1/2026 (b)	25,535,000	22,239,708
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	10,526,000	11,184,401
Gray Television, Inc.:
5.13%, 10/15/2024 (a) (b)	7,688,000	7,729,515
5.88%, 7/15/2026 (a)	10,568,000	10,761,923
Meredith Corp. 6.88%, 2/1/2026	16,235,000	17,080,356
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	5,842,000	6,092,914
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	10,167,000	10,362,206
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	7,654,000	7,714,773
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	13,233,000	13,212,489
5.00%, 8/1/2027 (a)	18,085,000	18,082,106
5.38%, 4/15/2025 (a)	13,686,000	14,040,467
5.38%, 7/15/2026 (a)	14,247,000	14,573,541
6.00%, 7/15/2024 (a)	15,794,000	16,366,217
TEGNA, Inc. 6.38%, 10/15/2023 (b)	177,340	183,212
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	12,600,000	12,411,882
Tribune Media Co. 5.88%, 7/15/2022	13,329,000	13,601,978
Unitymedia GmbH 6.13%, 1/15/2025 (a)	15,216,000	15,797,556
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.00%, 1/15/2025 (a)	6,906,000	7,089,976
Security Description	Principal Amount	Value
Univision Communications, Inc. 5.13%, 2/15/2025 (a) (b)	$18,172,000	$16,922,130
UPC Holding B.V. 5.50%, 1/15/2028 (a)	7,573,000	7,545,964
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	14,879,000	15,109,922
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (e)	9,034,000	8,902,375
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (e)	7,465,000	7,503,893
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	7,592,000	7,771,627
5.38%, 6/15/2024 (a)	7,503,000	7,842,436
Virgin Media Finance PLC 6.00%, 10/15/2024 (a)	6,507,000	6,721,991
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	10,344,000	10,405,236
5.50%, 8/15/2026 (a)	10,022,000	10,196,483
Ziggo B.V. 5.50%, 1/15/2027 (a)	25,557,000	25,311,142
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a)	7,186,000	6,909,626
		966,518,346
METAL FABRICATE & HARDWARE — 0.5%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	14,022,000	13,471,496
Novelis Corp.:
5.88%, 9/30/2026 (a) (b)	19,779,000	19,740,233
6.25%, 8/15/2024 (a) (b)	15,115,000	15,440,275
		48,652,004
MINING — 1.2%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a)	7,187,000	7,392,979
6.75%, 9/30/2024 (a)	9,356,000	9,907,256
7.00%, 9/30/2026 (a)	5,227,000	5,643,749
Constellium NV:
5.88%, 2/15/2026 (a)	7,472,000	7,355,213
6.63%, 3/1/2025 (a) (b)	9,902,000	10,108,061
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a) (b)	10,183,000	10,209,068
5.13%, 3/15/2023 (a) (b)	8,239,000	8,265,694
5.13%, 5/15/2024 (a) (b)	8,326,000	8,298,274
Freeport-McMoRan, Inc.:
4.00%, 11/14/2021	7,730,000	7,784,883
4.55%, 11/14/2024 (b)	10,924,000	10,766,367
6.88%, 2/15/2023	8,586,000	9,101,847
Hecla Mining Co. 6.88%, 5/1/2021	2,820,000	2,830,631

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	$9,907,000	$10,221,250
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	6,193,000	6,546,806
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	7,720,000	6,805,489
		121,237,567
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	4,923,000	4,935,209
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	7,030,000	6,550,413
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	7,354,575	7,376,492
Koppers, Inc. 6.00%, 2/15/2025 (a)	6,654,000	6,507,213
		25,369,327
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	6,423,000	6,548,120
5.00%, 9/1/2025	6,979,000	7,158,151
5.50%, 12/1/2024 (b)	6,518,000	6,881,900
Pitney Bowes, Inc.:
3.88%, 10/1/2021 (b)	10,366,000	10,243,889
4.63%, 3/15/2024 (b)	4,629,000	4,298,026
Xerox Corp. 4.13%, 3/15/2023	12,808,000	12,489,337
		47,619,423
OIL & GAS — 8.2%
Aker BP ASA 5.88%, 3/31/2025 (a)	4,012,000	4,171,678
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024	5,467,000	2,090,909
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	7,315,000	7,204,617
5.13%, 12/1/2022	14,735,000	14,820,905
5.63%, 6/1/2023	10,570,000	10,729,607
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	8,899,000	8,550,248
10.00%, 4/1/2022 (a)	11,866,000	13,005,017
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	8,563,000	8,201,299
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	28,998,000	22,789,818
Callon Petroleum Co. 6.13%, 10/1/2024	6,770,000	6,826,530
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	10,747,000	10,578,809
Security Description	Principal Amount	Value
Centennial Resource Production LLC 6.88%, 4/1/2027 (a)	$9,205,000	$9,314,540
Chesapeake Energy Corp.:
7.00%, 10/1/2024 (b)	11,497,000	11,466,418
8.00%, 1/15/2025 (b)	18,643,000	19,025,368
8.00%, 6/15/2027 (b)	17,127,000	16,869,410
CNX Resources Corp.:
5.88%, 4/15/2022	10,690,500	10,658,535
7.25%, 3/14/2027 (a)	4,211,000	4,099,830
Comstock Escrow Corp. 9.75%, 8/15/2026 (a)	10,891,000	10,076,353
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	7,154,000	6,643,562
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	15,359,000	14,768,907
Denbury Resources, Inc.:
5.50%, 5/1/2022	312,000	216,921
9.00%, 5/15/2021 (a)	7,931,000	7,712,342
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	8,010,000	7,734,857
Diamondback Energy, Inc.:
4.75%, 11/1/2024	6,457,000	6,625,205
4.75%, 11/1/2024 (a)	8,831,000	9,061,048
5.38%, 5/31/2025	9,513,000	9,950,218
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	6,676,000	6,857,053
5.75%, 1/30/2028 (a)	6,219,000	6,511,604
Ensco PLC:
4.50%, 10/1/2024 (b)	7,657,000	5,855,538
5.20%, 3/15/2025 (b)	7,231,000	5,592,528
7.75%, 2/1/2026	13,546,000	11,463,709
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	729,000	152,500
7.75%, 5/15/2026 (a)	13,615,000	11,063,685
8.00%, 11/29/2024 (a)	6,560,000	3,643,752
8.00%, 2/15/2025 (a)	10,387,000	3,574,271
9.38%, 5/1/2024 (a)	10,907,000	3,923,030
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	12,114,000	9,336,260
Gulfport Energy Corp.:
6.00%, 10/15/2024	8,702,568	7,889,400
6.38%, 5/15/2025	7,968,000	7,219,964
Halcon Resources Corp.:
6.75%, 2/15/2025 (a)	450,000	266,855
6.75%, 2/15/2025	6,993,000	4,197,968
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	8,173,000	8,312,104
Hilcorp Energy I L.P./Hilcorp Finance Co.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2024 (a)	$7,847,000	$7,642,900
5.75%, 10/1/2025 (a)	5,886,000	5,798,181
6.25%, 11/1/2028 (a)	6,105,000	6,123,437
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	9,543,000	8,456,052
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	5,956,000	3,155,608
Matador Resources Co. 5.88%, 9/15/2026 (b)	13,332,000	13,334,933
MEG Energy Corp. 6.50%, 1/15/2025 (a)	10,057,000	9,901,217
Montage Resources Corp. 8.88%, 7/15/2023	9,092,000	8,667,040
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	11,350,000	10,483,201
Murphy Oil Corp.:
5.75%, 8/15/2025	7,667,000	7,921,544
6.88%, 8/15/2024	9,866,000	10,449,475
Murphy Oil USA, Inc. 6.00%, 8/15/2023	214,000	219,742
Nabors Industries, Inc.:
5.50%, 1/15/2023 (b)	7,617,540	7,302,707
5.75%, 2/1/2025 (b)	11,869,000	10,646,137
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,529,000	6,398,616
Noble Holding International, Ltd.:
7.75%, 1/15/2024 (b)	248,000	223,331
7.88%, 2/1/2026 (a)	10,114,000	9,411,178
Pacific Drilling SA 8.38%, 10/1/2023 (a) (b)	8,601,000	8,734,230
Parkland Fuel Corp. 6.00%, 4/1/2026 (a)	6,020,000	6,068,882
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	6,419,000	6,422,530
5.63%, 10/15/2027 (a) (b)	9,323,000	9,273,308
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	11,093,000	11,385,855
PDC Energy, Inc. 5.75%, 5/15/2026	8,473,000	8,260,158
Puma International Financing SA:
5.00%, 1/24/2026 (a)	10,277,000	8,952,397
5.13%, 10/6/2024 (a)	6,847,000	6,188,524
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	8,038,000	7,311,043
Range Resources Corp.:
4.88%, 5/15/2025 (b)	8,805,000	8,182,134
5.00%, 8/15/2022	7,850,000	7,770,244
5.00%, 3/15/2023 (b)	9,579,000	9,265,000
Rowan Cos., Inc. 7.38%, 6/15/2025	6,519,000	5,703,017
Security Description	Principal Amount	Value
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	$2,840,500	$1,134,581
7.38%, 11/1/2021 (a)	4,153,000	1,550,315
Sanchez Energy Corp.:
6.13%, 1/15/2023	9,641,000	1,374,710
7.25%, 2/15/2023 (a) (b)	5,292,000	4,257,679
7.75%, 6/15/2021	978,000	138,103
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	9,362,000	9,182,624
SM Energy Co.:
5.63%, 6/1/2025	7,896,000	7,309,959
6.63%, 1/15/2027 (b)	5,811,000	5,534,455
6.75%, 9/15/2026 (b)	7,855,000	7,534,830
Southwestern Energy Co.:
6.20%, 1/23/2025 (b)	12,541,000	12,304,853
7.50%, 4/1/2026	8,717,000	8,916,706
7.75%, 10/1/2027 (b)	6,443,000	6,603,366
SRC Energy, Inc. 6.25%, 12/1/2025	8,502,000	7,600,958
Sunoco L.P./Finance Corp. 5.50%, 2/15/2026 (a)	5,000	4,955
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027 (a)	7,777,000	7,826,617
Series WI, 4.88%, 1/15/2023	13,324,000	13,533,720
Series WI, 5.50%, 2/15/2026	11,456,000	11,353,354
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	7,504,245	7,656,131
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	7,991,393	8,099,356
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	6,954,000	7,243,565
Transocean, Inc.:
7.25%, 11/1/2025 (a)	9,222,000	9,125,353
7.50%, 1/15/2026 (a)	9,875,000	9,749,291
9.00%, 7/15/2023 (a)	14,730,000	15,703,800
Ultra Resources, Inc. 7.13%, 4/15/2025 (a)	1,579,000	319,732
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	5,270,000	4,196,817
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	6,719,000	6,690,310
Whiting Petroleum Corp. 6.63%, 1/15/2026 (b)	12,880,000	12,661,555
WildHorse Resource Development Corp. 6.88%, 2/1/2025	10,021,000	10,089,143
WPX Energy, Inc.:
5.25%, 9/15/2024	6,189,620	6,265,567
5.75%, 6/1/2026	7,115,000	7,226,421
8.25%, 8/1/2023	7,305,000	8,231,931
		798,126,550

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 1.0%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	$5,964,000	$6,098,130
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	7,820,000	6,053,775
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a)	5,617,000	4,827,643
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a)	15,953,000	13,214,667
Oceaneering International, Inc. 4.65%, 11/15/2024	6,787,000	6,277,161
SESI LLC 7.75%, 9/15/2024	7,745,380	6,411,006
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	376,758	397,694
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	6,178,400	6,335,455
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	9,043,000	9,255,691
6.88%, 9/1/2027 (a)	10,321,000	10,521,847
Weatherford International LLC 9.88%, 3/1/2025	7,267,000	5,144,164
Weatherford International, Ltd.:
7.75%, 6/15/2021 (b)	7,299,000	6,576,472
8.25%, 6/15/2023	11,301,000	7,997,605
9.88%, 2/15/2024	8,104,000	5,843,308
		94,954,618
PACKAGING & CONTAINERS — 2.7%
ARD Finance SA PIK 7.13%, 9/15/2023	10,109,400	10,087,564
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	9,775,000	9,781,256
4.63%, 5/15/2023 (a)	13,274,000	13,382,183
6.00%, 2/15/2025 (a)	21,825,000	21,778,949
7.25%, 5/15/2024 (a)	20,025,000	21,096,137
Ball Corp.:
4.38%, 12/15/2020	13,165,000	13,391,306
4.88%, 3/15/2026	8,995,000	9,290,126
5.25%, 7/1/2025	13,331,000	14,012,881
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	7,767,000	7,374,067
5.13%, 7/15/2023	8,192,000	8,334,541
5.50%, 5/15/2022 (b)	5,789,000	5,871,899
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	19,707,000	19,579,496
7.25%, 4/15/2025 (a) (b)	17,170,000	16,573,343
Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	$411,000	$397,248
4.75%, 2/1/2026	12,780,000	12,830,481
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a) (b)	5,906,000	5,668,402
7.88%, 7/15/2026 (a)	6,269,000	6,061,872
Greif, Inc. 6.50%, 3/1/2027 (a)	6,687,000	6,845,749
Multi-Color Corp. 4.88%, 11/1/2025 (a) (b)	6,522,000	6,730,247
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	4,983,000	5,113,704
5.88%, 8/15/2023 (a)	11,020,000	11,554,029
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a)	5,775,000	5,413,427
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	20,583,800	20,945,046
7.00%, 7/15/2024 (a)	11,264,000	11,583,560
		263,697,513
PHARMACEUTICALS — 2.8%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	10,610,000	10,671,750
5.50%, 11/1/2025 (a)	19,838,000	20,264,517
5.75%, 8/15/2027 (a) (b)	5,240,000	5,370,790
5.88%, 5/15/2023 (a)	16,784,340	16,993,473
6.13%, 4/15/2025 (a)	33,395,000	33,084,761
6.50%, 3/15/2022 (a)	13,012,000	13,465,468
7.00%, 3/15/2024 (a)	23,006,000	24,334,367
9.00%, 12/15/2025 (a)	20,231,000	22,006,675
Elanco Animal Health, Inc.:
3.91%, 8/27/2021 (a)	8,307,000	8,442,570
4.27%, 8/28/2023 (a)	8,330,000	8,586,314
4.90%, 8/28/2028 (a)	6,685,000	7,092,986
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	18,390,000	14,158,829
6.00%, 2/1/2025 (a)	15,949,000	11,520,920
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	50,000	40,160
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	5,338,000	5,290,438
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	20,679,000	21,047,293
Valeant Pharmaceuticals International 9.25%, 4/1/2026 (a)	17,931,000	19,647,893

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	$20,884,000	$22,150,823
Vizient, Inc. 10.38%, 3/1/2024 (a)	7,205,000	7,825,783
		271,995,810
PIPELINES — 3.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	6,959,000	7,239,587
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	9,413,000	9,501,012
5.75%, 3/1/2027 (a)	9,087,000	9,222,033
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	11,414,000	11,590,460
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	18,642,000	19,549,120
5.88%, 3/31/2025	16,112,000	17,539,201
7.00%, 6/30/2024	20,487,000	23,106,673
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	20,581,000	21,038,104
5.63%, 10/1/2026 (a)	12,817,000	13,135,246
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025 (b)	4,797,000	4,929,733
6.25%, 4/1/2023	9,422,000	9,680,445
DCP Midstream Operating L.P. 5.38%, 7/15/2025	9,717,000	10,162,039
Energy Transfer L.P. 4.25%, 3/15/2023	32,000	32,406
Energy Transfer Operating L.P. 4.25%, 3/15/2023	12,078,000	12,345,890
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	8,803,000	8,500,001
4.40%, 4/1/2024	2,036,000	2,017,147
4.85%, 7/15/2026	6,356,000	6,312,144
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	6,410,000	6,243,660
6.75%, 8/1/2022	12,648,500	12,964,839
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	4,491,000	4,648,814
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	7,105,000	7,243,476
4.88%, 8/15/2027 (a)	9,121,000	9,285,087
NuStar Logistics L.P. 5.63%, 4/28/2027	7,357,000	7,356,632
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	7,781,000	7,935,375
Security Description	Principal Amount	Value
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	$10,201,000	$9,634,028
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	9,479,000	9,548,671
5.50%, 9/15/2024 (a)	6,470,000	6,641,778
5.50%, 1/15/2028 (a)	7,665,000	7,706,621
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	9,707,000	9,555,377
5.13%, 2/1/2025	6,402,000	6,561,602
5.38%, 2/1/2027	8,007,000	8,187,878
5.88%, 4/15/2026 (a)	13,310,000	14,092,362
6.50%, 7/15/2027 (a)	10,728,000	11,580,983
6.75%, 3/15/2024 (b)	6,873,000	7,187,783
6.88%, 1/15/2029 (a)	10,200,000	11,094,846
		343,371,053
REAL ESTATE — 0.7%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	6,753,000	6,495,643
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	6,339,000	6,360,996
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	11,741,000	11,763,660
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	8,513,000	7,951,057
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	3,966,000	3,940,578
Newmark Group, Inc. 6.13%, 11/15/2023	6,455,000	6,664,271
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	7,790,000	7,262,383
5.25%, 12/1/2021 (a) (b)	6,017,000	6,065,196
9.38%, 4/1/2027 (a)	6,366,000	6,528,779
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	8,910,000	8,169,401
		71,201,964
REAL ESTATE INVESTMENT TRUSTS — 2.6%
CBL & Associates L.P. 5.95%, 12/15/2026 (b)	7,391,640	5,480,975
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024	9,062,000	9,285,650
Equinix, Inc.:
5.38%, 1/1/2022 (b)	9,075,000	9,313,400
5.38%, 5/15/2027	15,014,000	15,784,068
5.75%, 1/1/2025	7,037,000	7,306,869

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 1/15/2026	$16,168,000	$17,022,317
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	17,633,000	17,507,277
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	6,778,000	6,818,397
4.88%, 9/15/2027 (a)	13,626,000	13,075,237
5.25%, 3/15/2028 (a)	10,374,000	10,046,182
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	5,615,000	5,461,710
5.63%, 5/1/2024	13,370,000	13,955,606
5.75%, 2/1/2027 (a)	10,804,000	11,156,210
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	16,353,000	16,577,200
5.25%, 8/1/2026	7,736,000	7,966,920
6.38%, 3/1/2024 (b)	7,628,000	7,993,763
SBA Communications Corp.:
4.00%, 10/1/2022	11,222,000	11,253,758
4.88%, 7/15/2022	10,125,000	10,266,446
4.88%, 9/1/2024	14,214,000	14,363,247
Starwood Property Trust, Inc. 5.00%, 12/15/2021	8,014,000	8,221,883
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a)	6,210,000	5,360,162
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	8,882,800	8,420,628
8.25%, 10/15/2023	13,773,000	12,433,713
Washington Prime Group L.P. 5.95%, 8/15/2024 (b)	8,511,000	8,002,723
		253,074,341
RETAIL — 2.9%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	19,939,000	19,737,217
4.63%, 1/15/2022 (a)	16,668,000	16,730,672
5.00%, 10/15/2025 (a)	34,664,000	34,283,389
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	6,150,000	6,341,572
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	15,789,000	14,916,974
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	17,200,000	17,276,540
8.75%, 10/1/2025 (a)	9,506,000	9,979,399
Group 1 Automotive, Inc. 5.00%, 6/1/2022	5,120,000	5,164,186
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	7,701,000	7,393,499
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	5,205,000	4,391,406
Security Description	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	$8,955,000	$8,804,198
5.00%, 6/1/2024 (a)	14,943,000	15,215,560
5.25%, 6/1/2026 (a)	13,518,000	13,656,289
L Brands, Inc.:
5.25%, 2/1/2028	9,344,000	8,325,037
5.63%, 10/15/2023 (b)	1,058,000	1,080,334
Party City Holdings, Inc. 6.63%, 8/1/2026 (a) (b)	7,536,000	7,490,558
Penske Automotive Group, Inc. 5.50%, 5/15/2026	7,045,000	6,956,092
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	19,936,000	16,697,397
7.13%, 3/15/2023 (a)	23,691,000	17,718,736
8.88%, 6/1/2025 (a)	6,150,000	4,596,387
Rite Aid Corp. 6.13%, 4/1/2023 (a) (b)	22,545,000	18,567,837
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	9,372,600	9,309,335
Staples, Inc. 8.50%, 9/15/2025 (a) (b)	12,643,000	13,794,272
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	7,422,000	7,222,719
		285,649,605
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,499,000	7,632,557
Entegris, Inc. 4.63%, 2/10/2026 (a)	7,229,000	7,157,650
Qorvo, Inc. 5.50%, 7/15/2026 (a)	11,602,000	11,979,529
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	8,985,000	9,522,842
		36,292,578
SOFTWARE — 3.6%
Camelot Finance SA 7.88%, 10/15/2024 (a)	3,138,000	3,307,546
CDK Global, Inc.:
4.88%, 6/1/2027	9,389,000	9,378,672
5.00%, 10/15/2024 (b)	3,660,000	3,761,858
5.88%, 6/15/2026	9,255,000	9,711,549
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	13,442,000	13,314,704
First Data Corp.:
5.00%, 1/15/2024 (a)	25,253,000	25,898,719
5.38%, 8/15/2023 (a)	15,537,000	15,890,467
5.75%, 1/15/2024 (a)	27,783,000	28,650,107

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	$9,547,000	$10,437,162
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.13%, 5/1/2021 (a)	13,662,000	13,687,275
Infor US, Inc. 6.50%, 5/15/2022	20,061,000	20,375,556
Informatica LLC 7.13%, 7/15/2023 (a)	6,147,000	6,278,669
IQVIA, Inc.:
4.88%, 5/15/2023 (a)	9,847,000	10,022,474
5.00%, 10/15/2026 (a)	13,397,000	13,668,825
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	8,346,000	8,670,993
MSCI, Inc.:
4.75%, 8/1/2026 (a)	6,369,000	6,379,445
5.25%, 11/15/2024 (a)	9,991,000	10,353,973
5.38%, 5/15/2027 (a)	6,105,000	6,471,056
5.75%, 8/15/2025 (a) (b)	8,338,500	8,749,421
Nuance Communications, Inc. 5.63%, 12/15/2026	6,706,960	6,884,560
Open Text Corp.:
5.63%, 1/15/2023 (a)	11,522,000	11,844,501
5.88%, 6/1/2026 (a)	10,910,000	11,402,041
PTC, Inc. 6.00%, 5/15/2024	4,320,000	4,522,306
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	16,219,000	14,578,935
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	24,126,000	26,151,378
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	24,955,000	25,262,446
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	11,222,000	11,946,043
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	10,271,000	9,173,852
		346,774,533
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	5,518,000	5,537,258
TELECOMMUNICATIONS — 9.0%
Altice France SA:
6.25%, 5/15/2024 (a) (b)	20,789,000	20,913,526
7.38%, 5/1/2026 (a)	67,415,000	66,038,386
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,978,973	1,350,649
C&W Senior Financing DAC 7.50%, 10/15/2026 (a) (b)	5,080,000	5,228,742
Security Description	Principal Amount	Value
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	$15,098,000	$15,062,671
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	6,321,000	6,122,647
Series Y, 7.50%, 4/1/2024 (b)	12,556,000	13,301,701
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	8,166,000	7,510,760
CommScope Finance LLC:
5.50%, 3/1/2024 (a)	17,274,000	17,688,230
6.00%, 3/1/2026 (a)	20,266,000	20,929,914
8.25%, 3/1/2027 (a)	12,502,000	12,972,575
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	9,311,000	8,269,099
6.00%, 6/15/2025 (a)	20,502,000	19,925,279
CommScope, Inc.:
5.00%, 6/15/2021 (a)	7,783,000	7,802,457
5.50%, 6/15/2024 (a)	9,177,000	8,975,014
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	6,748,000	6,125,362
Frontier Communications Corp.:
6.88%, 1/15/2025	9,768,000	5,252,351
8.00%, 4/1/2027 (a)	20,775,000	21,518,329
8.50%, 4/1/2026 (a)	20,871,000	19,414,622
10.50%, 9/15/2022	31,182,000	23,771,909
11.00%, 9/15/2025 (b)	43,857,000	28,886,852
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	9,240,000	9,979,200
GTT Communications, Inc. 7.88%, 12/31/2024 (a) (b)	7,816,000	6,813,363
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	11,310,000	11,257,974
6.63%, 8/1/2026	9,218,000	9,061,386
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	14,103,000	14,314,545
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	15,744,000	13,951,388
Intelsat Jackson Holdings SA:
8.00%, 2/15/2024 (a)	18,884,000	19,659,188
8.50%, 10/15/2024 (a)	37,152,000	36,126,605
9.75%, 7/15/2025 (a)	19,495,000	19,808,480
Intelsat Luxembourg SA 7.75%, 6/1/2021	543,000	487,978
Level 3 Financing, Inc.:
5.13%, 5/1/2023	9,908,000	10,004,801
5.25%, 3/15/2026	9,608,000	9,589,745
5.38%, 8/15/2022	14,291,000	14,383,034
5.38%, 1/15/2024	11,731,000	11,963,626
5.38%, 5/1/2025 (b)	11,576,000	11,730,540
5.63%, 2/1/2023	6,895,000	6,973,879
Level 3 Parent LLC 5.75%, 12/1/2022	7,781,000	7,869,392
Nokia Oyj:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 6/12/2022	$6,418,000	$6,400,736
4.38%, 6/12/2027	6,668,000	6,645,596
Plantronics, Inc. 5.50%, 5/31/2023 (a)	5,567,000	5,598,287
Sprint Corp.:
7.63%, 2/15/2025 (b)	20,346,000	20,766,348
7.63%, 3/1/2026 (b)	19,017,000	19,272,018
7.88%, 9/15/2023	57,225,000	59,952,343
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a)	19,447,000	19,468,586
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	5,912,000	6,414,402
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	4,275,000	4,323,906
4.50%, 2/1/2026	12,983,000	12,985,077
4.75%, 2/1/2028 (b)	19,180,000	19,021,190
5.13%, 4/15/2025	5,233,000	5,360,110
5.38%, 4/15/2027 (b)	6,892,000	7,132,186
6.00%, 3/1/2023	15,874,000	16,320,694
6.00%, 4/15/2024	14,076,000	14,671,556
6.38%, 3/1/2025	25,075,000	26,120,377
6.50%, 1/15/2024	1,378,000	1,431,797
6.50%, 1/15/2026	26,269,000	28,042,157
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	8,977,000	8,594,580
5.63%, 4/15/2027 (a)	5,981,000	6,119,400
Wind Tre SpA 5.00%, 1/20/2026 (a)	24,689,000	22,481,310
Windstream Services LLC/Windstream Finance Corp. 8.63%, 10/31/2025 (a) (f)	3,564,000	3,380,775
WTT Investment, Ltd. 5.50%, 11/21/2022 (a) (b)	9,243,000	9,240,782
		880,780,412
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc. 6.75%, 12/31/2025 (a) (b)	19,874,000	19,553,035
TRANSPORTATION — 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	49,000	38,678
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (b)	7,710,000	7,583,479
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	7,004,000	7,065,495
6.50%, 6/15/2022 (a)	15,104,000	15,395,054
6.75%, 8/15/2024 (a)	13,326,000	13,594,385
		43,677,091
Security Description	Principal Amount	Value
TRUCKING & LEASING — 1.0%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (e)	$4,552,000	$4,608,672
Avolon Holdings Funding, Ltd.:
5.13%, 10/1/2023 (a)	11,730,000	11,935,041
5.25%, 5/15/2024 (a)	11,587,000	11,923,950
5.50%, 1/15/2023 (a) (b)	6,660,000	6,870,389
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	8,756,000	8,905,465
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	12,219,000	12,157,661
5.25%, 8/15/2022 (a)	26,735,000	27,402,840
5.50%, 2/15/2024 (a)	15,837,000	16,464,779
		100,268,797
TOTAL CORPORATE BONDS & NOTES (Cost $9,780,952,464)		9,537,836,899
	Shares
COMMON STOCKS — 0.0%(d)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Avanti Communications Group PLC (i)	9,671,825	324,524
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp. (i)	145,783	991,324
PHARMACEUTICALS — 0.0% (d)
Advanz Pharma Corp.	37,536	652,376
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
ATD New Holdings, Inc. (g)	35,050	570,264
TOTAL COMMON STOCKS (Cost $13,884,056)		2,538,488
CONVERTIBLE PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Ditech Holding Corp. Zero Coupon, 2/9/2023	1,299	130
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (j) (k)	59,271,176	59,271,176

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (j) (l)	578,752,453	$578,752,453
TOTAL SHORT-TERM INVESTMENTS (Cost $638,023,629)		638,023,629
TOTAL INVESTMENTS — 104.3% (Cost $10,434,725,810)		10,178,399,146
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(421,267,716)
NET ASSETS — 100.0%		$9,757,131,430
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 61.2% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $1,130,326 representing 0.0% of net assets.
(h)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2019.
(l)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,537,836,899	$—	$9,537,836,899
Common Stocks	1,968,224	570,264	—	2,538,488
Convertible Preferred Stocks	—	130	—	130
Short-Term Investments	638,023,629	—	—	638,023,629
TOTAL INVESTMENTS	$639,991,853	$9,538,407,293	$—	$10,178,399,146
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,654,278	$11,654,278	$1,319,356,312	$1,271,739,414	$—	$—	59,271,176	$59,271,176	$758,598	$—
State Street Navigator Securities Lending Government Money Market Portfolio	633,602,775	633,602,775	1,508,638,956	1,563,489,278	—	—	578,752,453	578,752,453	4,427,230	—
Total		$645,257,053	$2,827,995,268	$2,835,228,692	$—	$—		$638,023,629	$5,185,828	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
5.25%, 11/15/2028	$2,303,700	$2,860,265
5.25%, 2/15/2029	1,202,300	1,499,145
5.50%, 8/15/2028	1,419,700	1,786,025
6.00%, 2/15/2026	1,260,000	1,551,631
6.13%, 11/15/2027	2,109,700	2,720,384
6.25%, 8/15/2023	1,135,400	1,323,043
6.38%, 8/15/2027	506,200	658,880
6.50%, 11/15/2026	892,000	1,148,715
6.63%, 2/15/2027	792,300	1,034,088
6.75%, 8/15/2026	804,800	1,043,623
6.88%, 8/15/2025	682,000	865,067
7.13%, 2/15/2023	272,700	321,682
7.25%, 8/15/2022	1,269,400	1,473,508
7.50%, 11/15/2024	1,518,900	1,933,181
7.63%, 11/15/2022	747,100	885,899
7.63%, 2/15/2025	1,833,500	2,366,137
Treasury Notes:
1.25%, 7/31/2023	5,051,700	4,845,834
1.38%, 6/30/2023	4,279,000	4,129,504
1.38%, 8/31/2023	4,818,800	4,643,911
1.38%, 9/30/2023	5,769,100	5,555,095
1.50%, 2/28/2023	4,762,400	4,631,585
1.50%, 3/31/2023	5,637,600	5,479,097
1.50%, 8/15/2026	11,201,500	10,564,826
1.63%, 8/15/2022	3,882,000	3,804,943
1.63%, 11/15/2022	6,255,700	6,123,675
1.63%, 5/31/2023	4,575,200	4,463,739
1.63%, 10/31/2023	5,719,400	5,566,531
1.63%, 2/15/2026	10,659,400	10,185,505
1.63%, 5/15/2026	10,627,600	10,136,254
1.75%, 4/30/2022	5,169,100	5,093,686
1.75%, 5/15/2022	4,366,300	4,302,076
1.75%, 5/31/2022	6,160,700	6,069,668
1.75%, 6/30/2022	5,489,500	5,407,622
1.75%, 9/30/2022	5,411,100	5,322,710
1.75%, 1/31/2023	4,451,100	4,371,552
1.75%, 5/15/2023	8,570,100	8,404,435
1.88%, 4/30/2022	1,429,200	1,413,836
1.88%, 5/31/2022	5,032,000	4,976,935
1.88%, 7/31/2022	6,566,500	6,490,485
1.88%, 8/31/2022	3,836,000	3,790,576
1.88%, 9/30/2022	4,603,800	4,549,275
1.88%, 10/31/2022	5,421,600	5,354,458
1.88%, 8/31/2024	5,061,200	4,960,396
2.00%, 7/31/2022	5,885,900	5,841,926
2.00%, 10/31/2022	6,142,400	6,093,535
2.00%, 11/30/2022	11,412,300	11,319,089
2.00%, 2/15/2023	6,843,400	6,783,237
2.00%, 4/30/2024	4,610,100	4,553,642
2.00%, 5/31/2024	4,940,400	4,878,597
2.00%, 6/30/2024	4,770,000	4,707,712
2.00%, 2/15/2025	7,663,000	7,538,016
Security Description	Principal Amount	Value
2.00%, 8/15/2025	$10,621,100	$10,423,158
2.00%, 11/15/2026	11,747,000	11,461,817
2.13%, 6/30/2022	4,591,100	4,575,666
2.13%, 12/31/2022	9,877,100	9,836,579
2.13%, 11/30/2023	4,033,000	4,011,120
2.13%, 2/29/2024	4,712,800	4,685,320
2.13%, 3/31/2024	8,049,300	8,004,915
2.13%, 7/31/2024	5,842,100	5,800,373
2.13%, 9/30/2024	4,480,500	4,445,701
2.13%, 11/30/2024	4,771,800	4,731,792
2.13%, 5/15/2025	8,145,500	8,059,306
2.25%, 12/31/2023	4,639,600	4,639,603
2.25%, 1/31/2024	4,758,800	4,758,603
2.25%, 10/31/2024	4,884,800	4,877,363
2.25%, 11/15/2024	10,495,700	10,475,287
2.25%, 12/31/2024	5,999,600	5,988,871
2.25%, 11/15/2025	11,693,400	11,639,018
2.25%, 3/31/2026 (a)	6,000,000	5,971,968
2.25%, 2/15/2027	11,937,700	11,847,729
2.25%, 8/15/2027	11,789,500	11,677,324
2.25%, 11/15/2027	8,094,200	8,008,889
2.38%, 1/31/2023	5,919,900	5,950,328
2.38%, 2/29/2024	6,273,300	6,314,627
2.38%, 8/15/2024	8,303,000	8,345,287
2.38%, 5/15/2027	11,555,600	11,567,599
2.50%, 3/31/2023	6,469,200	6,534,536
2.50%, 8/15/2023	8,493,500	8,584,499
2.50%, 1/31/2024	7,397,400	7,483,477
2.50%, 5/15/2024	9,386,300	9,494,109
2.50%, 1/31/2025	4,942,500	4,999,341
2.50%, 2/28/2026	5,750,700	5,815,403
2.63%, 2/28/2023	6,380,800	6,473,448
2.63%, 6/30/2023	6,261,000	6,358,750
2.63%, 12/31/2023	5,803,600	5,902,469
2.63%, 3/31/2025	4,822,400	4,910,874
2.63%, 12/31/2025	6,397,800	6,519,992
2.63%, 1/31/2026	5,227,800	5,328,275
2.63%, 2/15/2029	6,432,100	6,550,750
2.75%, 4/30/2023	6,483,700	6,611,862
2.75%, 5/31/2023	7,533,900	7,686,382
2.75%, 7/31/2023	7,414,900	7,570,199
2.75%, 8/31/2023	6,842,300	6,988,413
2.75%, 11/15/2023	10,291,800	10,516,333
2.75%, 2/15/2024	9,460,100	9,677,022
2.75%, 2/28/2025	4,880,500	5,003,613
2.75%, 6/30/2025	5,393,400	5,532,229
2.75%, 8/31/2025	5,413,000	5,553,292
2.88%, 9/30/2023	8,351,700	8,575,979
2.88%, 10/31/2023	7,580,800	7,787,886
2.88%, 11/30/2023	8,186,100	8,417,143
2.88%, 4/30/2025	5,214,800	5,384,819
2.88%, 5/31/2025	5,694,100	5,879,589
2.88%, 7/31/2025	4,734,800	4,892,334
2.88%, 11/30/2025	5,185,100	5,362,254
2.88%, 5/15/2028	10,893,900	11,316,626

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 8/15/2028	$12,990,000	$13,497,577
3.00%, 9/30/2025	6,056,000	6,305,708
3.00%, 10/31/2025	5,746,200	5,984,414
3.13%, 11/15/2028	12,408,500	13,163,578
U.S. Treasury Notes:
1.63%, 8/31/2022	5,074,300	4,972,581
1.63%, 4/30/2023	4,634,600	4,523,516
2.75%, 2/15/2028	12,069,100	12,414,254
TOTAL U.S. TREASURY OBLIGATIONS (Cost $681,222,833)		682,497,005
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $237,510)	237,510	237,510
TOTAL INVESTMENTS — 99.2% (Cost $681,460,343)		682,734,515
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		5,257,753
NET ASSETS — 100.0%		$687,992,268

(a)	When-issued security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$682,497,005	$—	$682,497,005
Short-Term Investment	237,510	—	—	237,510
TOTAL INVESTMENTS	$237,510	$682,497,005	$—	$682,734,515
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	172,553	$172,553	$13,476,872	$13,411,915	$—	$—	237,510	$237,510	$14,312	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	44,607,320	44,607,320	—	—	—	—	5,459	—
Total		$172,553	$58,084,192	$58,019,235	$—	$—		$237,510	$19,771	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
AUSTRALIA — 1.5%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	200,000	$226,680
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	344,012
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	192,000	220,438
Series GMTN, 1.25%, 5/18/2026	EUR	300,000	351,161
Series GMTN, 2.00%, 11/12/2020	EUR	200,000	232,288
Series EMTN, 2.75%, 8/8/2022	EUR	350,000	428,075
Series GMTN, 4.00%, 7/13/2020	EUR	100,000	118,267
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	200,000	246,509
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	250,283
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	250,000	282,232
			2,699,945
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	231,009
BELGIUM — 2.1%
Anheuser-Busch InBev NV:
Series EMTN, 0.80%, 4/20/2023	EUR	200,000	230,335
Series EMTN, 0.88%, 3/17/2022	EUR	500,000	574,703
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	113,487
Series EMTN, 1.50%, 3/17/2025	EUR	300,000	354,618
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	225,008
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	456,204
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	126,235
Series EMTN, 2.70%, 3/31/2026	EUR	200,000	253,733
Series EMTN, 2.75%, 3/17/2036	EUR	700,000	857,079
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	250,277
Security Description		Principal Amount	Value
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	300,000	$342,055
			3,783,734
CANADA — 0.7%
Bank of Montreal Series EMTN, 0.25%, 11/17/2021	EUR	200,000	226,103
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	200,000	229,488
Federation des Caisses Desjardins du Quebec Series EMTN, 0.25%, 9/27/2021	EUR	200,000	225,813
Toronto-Dominion Bank:
Series EMTN, 0.63%, 3/8/2021	EUR	250,000	284,787
Series EMTN, 0.63%, 7/20/2023	EUR	200,000	229,230
			1,195,421
CAYMAN ISLANDS — 0.1%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	200,000	230,858
DENMARK — 0.5%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	246,774
Danske Bank A/S:
Series EMTN, 0.50%, 5/6/2021	EUR	300,000	338,605
Series EMTN, 0.75%, 6/2/2023	EUR	300,000	337,760
			923,139
FINLAND — 0.1%
OP Corporate Bank PLC Series EMTN, 0.75%, 3/3/2022	EUR	200,000	229,195
FRANCE — 16.4%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	237,536
Airbus Group Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	248,727
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	234,516
Series EMTN, 1.38%, 1/22/2030	EUR	300,000	345,881
Series EMTN, 5.63%, 7/4/2022	EUR	300,000	399,131

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.38%, 1/13/2022	EUR	200,000	$226,669
Series EMTN, 0.75%, 7/17/2025	EUR	400,000	453,483
Series EMTN, 1.25%, 1/14/2025	EUR	200,000	233,421
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	466,079
Series EMTN, 1.63%, 1/19/2026	EUR	400,000	478,514
Series EMTN, 2.63%, 2/24/2021	EUR	300,000	354,442
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	374,059
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	252,926
Series EMTN, 3.25%, 8/23/2022	EUR	400,000	498,706
Series EMTN, 4.13%, 7/20/2020	EUR	200,000	237,091
BNP Paribas SA:
Series EMTN, 0.75%, 11/11/2022	EUR	250,000	287,450
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	223,559
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	171,942
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	334,058
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	230,606
Series EMTN, 1.50%, 5/23/2028	EUR	400,000	455,790
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	239,226
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	365,375
Series EMTN, 2.25%, 1/13/2021	EUR	300,000	351,378
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	124,078
Series EMTN, 2.88%, 10/24/2022	EUR	100,000	123,449
Series EMTN, 2.88%, 9/26/2023	EUR	500,000	627,779
Series EMTN, 3.75%, 11/25/2020	EUR	300,000	358,635
Series EMTN, 4.13%, 1/14/2022	EUR	300,000	375,123
Series EMTN, 4.50%, 3/21/2023	EUR	200,000	263,934
Bouygues SA 4.25%, 7/22/2020	EUR	200,000	237,237
BPCE SA:
Security Description		Principal Amount	Value
Series EMTN, 0.63%, 4/20/2020	EUR	200,000	$226,374
Series EMTN, 0.88%, 1/31/2024	EUR	300,000	338,611
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	341,572
Series EMTN, 1.13%, 1/18/2023	EUR	300,000	343,147
Series EMTN, 4.50%, 2/10/2022	EUR	200,000	255,246
Capgemini SE 2.50%, 7/1/2023	EUR	200,000	244,312
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	200,000	234,775
Series EMTN, 3.88%, 4/25/2021	EUR	150,000	181,814
Series EMTN, 4.00%, 4/9/2020	EUR	200,000	233,880
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	249,228
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	240,033
Credit Agricole SA:
Series EMTN, 0.75%, 12/1/2022	EUR	200,000	229,692
Series EMTN, 0.88%, 1/19/2022	EUR	300,000	345,065
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	232,489
Series EMTN, 1.25%, 4/14/2026	EUR	400,000	466,444
Series EMTN, 1.38%, 3/13/2025	EUR	100,000	115,445
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	234,653
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	355,313
Series EMTN, 2.38%, 11/27/2020	EUR	200,000	234,023
Series EMTN, 2.38%, 5/20/2024	EUR	400,000	493,771
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	126,160
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	392,074
Series EMTN, 5.13%, 4/18/2023	EUR	200,000	269,664
Danone SA:
Series EMTN, 0.17%, 11/3/2020	EUR	100,000	112,869
Series EMTN, 0.42%, 11/3/2022	EUR	200,000	227,925
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	229,461

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.21%, 11/3/2028	EUR	300,000	$348,605
Series EMTN, 2.25%, 11/15/2021	EUR	200,000	237,674
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	347,153
Engie SA:
Series EMTN, 1.38%, 5/19/2020	EUR	200,000	228,421
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	254,562
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	402,875
Holding d'Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	310,922
HSBC France SA:
Series EMTN, 0.20%, 9/4/2021	EUR	400,000	451,517
Series EMTN, 0.60%, 3/20/2023	EUR	300,000	342,387
LVMH Moet Hennessy Vuitt:
Series EMTN, Zero Coupon, 5/26/2020	EUR	300,000	337,248
Series EMTN, 0.75%, 5/26/2024	EUR	100,000	115,707
Orange SA:
Series EMTN, 1.38%, 3/20/2028	EUR	200,000	231,528
Series EMTN, 1.38%, 1/16/2030	EUR	300,000	342,014
Series EMTN, 2.00%, 1/15/2029	EUR	200,000	243,651
Series EMTN, 3.00%, 6/15/2022	EUR	200,000	245,814
Series EMTN, 3.88%, 4/9/2020	EUR	200,000	233,593
Series EMTN, 3.88%, 1/14/2021	EUR	200,000	240,629
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	790,368
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	800,000	894,035
Series EMTN, 1.13%, 3/10/2022	EUR	200,000	232,128
Series EMTN, 1.75%, 9/10/2026	EUR	800,000	977,916
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	121,615
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	248,550
Societe Generale SA:
Series EMTN, 0.25%, 1/18/2022	EUR	100,000	112,819
Security Description		Principal Amount	Value
Series EMTN, 0.75%, 5/26/2023	EUR	300,000	$344,382
Series EMTN, 1.00%, 4/1/2022	EUR	200,000	228,191
Series EMTN, 1.13%, 1/23/2025	EUR	500,000	560,235
Series ETMN, 2.13%, 9/27/2028	EUR	100,000	117,657
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	383,042
Series EMTN, 4.75%, 3/2/2021	EUR	200,000	245,527
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	200,000	233,070
Series EMTN, 2.13%, 9/18/2029	EUR	300,000	384,364
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	340,727
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	113,781
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	239,111
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	257,691
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	118,321
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	227,686
			28,850,356
GERMANY — 10.1%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	300,000	371,501
Series 62, 4.50%, 3/13/2043	GBP	100,000	183,645
BASF Finance Europe NV Series EMTN, Zero Coupon, 11/10/2020	EUR	100,000	112,584
BASF SE:
0.88%, 11/15/2027	EUR	100,000	115,375
Series EMTN, 1.88%, 2/4/2021	EUR	300,000	349,914
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	362,582
BMW Finance NV:
Series EMTN, 0.13%, 11/29/2021	EUR	100,000	112,510
Series EMTN, 1.00%, 11/14/2024	EUR	300,000	344,583
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	200,000	227,910
Series EMTN, 1.13%, 9/18/2021	EUR	200,000	230,779
Commerzbank AG:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	$223,830
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	109,711
Series EMTN, 4.00%, 9/16/2020	EUR	350,000	414,321
Daimler AG:
Series EMTN, 0.25%, 5/11/2020	EUR	250,000	281,897
Series EMTN, 0.85%, 2/28/2025	EUR	400,000	452,799
Series EMTN, 0.88%, 1/12/2021	EUR	300,000	342,642
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	223,061
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	344,863
Series EMTN, 1.40%, 1/12/2024	EUR	400,000	468,030
Series EMTN, 1.50%, 3/9/2026	EUR	300,000	350,440
Series EMTN, 1.50%, 7/3/2029	EUR	300,000	343,436
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	293,821
Deutsche Bank AG:
Series EMTN, 1.13%, 3/17/2025	EUR	1,100,000	1,186,211
Series EMTN, 1.25%, 9/8/2021	EUR	200,000	225,270
Series EMTN, 1.50%, 1/20/2022	EUR	500,000	564,501
Series EMTN, 2.38%, 1/11/2023	EUR	300,000	347,703
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	405,114
Series EMTN, 2.13%, 1/18/2021	EUR	100,000	116,821
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	190,542
Series EMTN, 6.50%, 4/8/2022	GBP	140,000	208,578
E.ON International Finance B.V.:
Series EMTN, 5.75%, 5/7/2020	EUR	300,000	358,727
Series EMTN, 5.88%, 10/30/2037	GBP	150,000	271,773
Series EMTN, 6.38%, 6/7/2032	GBP	170,000	307,567
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	199,803
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	115,554
Security Description		Principal Amount	Value
Series EMTN, 2.25%, 3/30/2023	EUR	148,000	$176,577
innogy Finance B.V.:
Series EMTN, 6.13%, 7/6/2039	GBP	150,000	281,982
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	260,972
Series EMTN, 6.50%, 8/10/2021	EUR	100,000	129,511
Linde AG Series EMTN, 1.75%, 9/17/2020	EUR	200,000	230,996
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	200,000	227,243
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	200,000	234,132
1.63%, 3/10/2031	EUR	200,000	237,788
Series EMTN, 1.75%, 2/22/2027	EUR	300,000	367,038
Siemens Financieringsmaatschappij NV:
Series EMTN, 1.75%, 3/12/2021	EUR	350,000	407,616
Series EMTN, 2.88%, 3/10/2028	EUR	300,000	399,221
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	56,467
1.13%, 10/2/2023	EUR	300,000	337,658
Series EMTN, 1.63%, 1/16/2030	EUR	700,000	725,497
Series 10Y, 1.88%, 3/30/2027	EUR	500,000	552,559
Series EMTN, 2.00%, 3/26/2021	EUR	100,000	116,256
Volkswagen Leasing GmbH:
Series EMTN, 0.25%, 10/5/2020	EUR	200,000	225,024
Series EMTN, 0.25%, 2/16/2021	EUR	100,000	112,235
Series EMTN, 1.13%, 4/4/2024	EUR	400,000	445,417
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	332,476
Series EMTN, 2.38%, 9/6/2022	EUR	300,000	354,890
Series EMTN, 2.63%, 1/15/2024	EUR	300,000	357,784
Vonovia Finance B.V.:
Series EMTN, 1.63%, 12/15/2020	EUR	300,000	346,322
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	120,466
			17,794,525

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
HONG KONG — 0.3%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	$225,018
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	347,129
			572,147
IRELAND — 0.6%
Abbott Ireland Financing DAC:
Zero Coupon, 9/27/2020	EUR	200,000	224,822
0.88%, 9/27/2023	EUR	250,000	287,213
1.50%, 9/27/2026	EUR	200,000	235,888
Johnson Controls International PLC 1.00%, 9/15/2023	EUR	200,000	226,602
			974,525
ITALY — 4.3%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	350,000	480,847
Atlantia SpA Series EMTN, 1.88%, 7/13/2027	EUR	150,000	159,157
Autostrade per l'Italia SpA Series EMTN, 5.88%, 6/9/2024	EUR	200,000	265,835
Enel Finance International NV:
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	229,857
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	225,891
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	299,286
Series EMTN, 5.00%, 9/14/2022	EUR	450,000	591,387
Series EMTN, 5.63%, 8/14/2024	GBP	150,000	226,830
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	422,859
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	200,000	254,543
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	408,602
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	200,124
Series EMTN, 4.00%, 6/29/2020	EUR	200,000	236,110
Intesa Sanpaolo SpA:
Series EMTN, 1.13%, 3/4/2022	EUR	315,000	357,316
Series EMTN, 1.38%, 1/18/2024	EUR	100,000	112,297
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	324,627
Security Description		Principal Amount	Value
Series EMTN, 2.00%, 6/18/2021	EUR	200,000	$232,264
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	116,407
Series EMTN, 4.00%, 10/30/2023	EUR	300,000	376,330
Series EMTN, 4.13%, 4/14/2020	EUR	200,000	234,065
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	218,499
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	283,568
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	226,260
Series EMTN, 4.75%, 3/15/2021	EUR	100,000	122,621
UniCredit SpA:
Series EMTN, 2.00%, 3/4/2023	EUR	357,000	414,727
Series EMTN, 2.13%, 10/24/2026	EUR	300,000	345,720
Series EMTN, 3.25%, 1/14/2021	EUR	200,000	236,546
			7,602,575
JAPAN — 1.5%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	916,590
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	400,000	474,967
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 0.38%, 11/21/2020	EUR	200,000	224,446
Series REGS, 1.13%, 11/21/2022	EUR	300,000	345,629
Series REGS, 2.25%, 11/21/2026	EUR	200,000	241,469
Series REGS, 3.00%, 11/21/2030	EUR	300,000	369,696
			2,572,797
LUXEMBOURG — 2.0%
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	300,000	345,307
Holcim Finance Luxembourg SA:
Series EMTN, 1.38%, 5/26/2023	EUR	300,000	349,260
Series EMTN, 2.25%, 5/26/2028	EUR	100,000	116,784

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Logicor Financing Sarl Series EMTN, 1.50%, 11/14/2022	EUR	200,000	$226,679
Medtronic Global Holdings Co. 0.38%, 3/7/2023	EUR	300,000	339,505
Medtronic Global Holdings SCA:
Zero Coupon, 3/7/2021	EUR	200,000	224,821
1.63%, 3/7/2031	EUR	200,000	234,651
2.25%, 3/7/2039	EUR	200,000	244,036
Novartis Finance SA:
Series ., Zero Coupon, 3/31/2021	EUR	300,000	338,154
0.13%, 9/20/2023	EUR	200,000	225,932
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	231,543
1.50%, 3/26/2030	EUR	200,000	236,607
2.00%, 3/26/2038	EUR	300,000	360,502
			3,473,781
MEXICO — 0.3%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	100,000	119,667
4.38%, 8/7/2041	GBP	100,000	162,370
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	233,283
			515,320
NETHERLANDS — 10.1%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	400,000	454,710
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	401,276
Series EMTN, 2.13%, 11/26/2020	EUR	200,000	233,089
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	372,175
Series EMTN, 4.13%, 3/28/2022	EUR	250,000	314,924
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	234,875
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	400,000	455,337
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	113,048
1.50%, 6/26/2026	EUR	300,000	340,148
BMW Finance NV:
Series EMTN, 0.13%, 7/3/2020	EUR	200,000	225,270
Series EMTN, 0.13%, 1/12/2021	EUR	300,000	338,394
Series EMTN, 0.38%, 7/10/2023	EUR	400,000	449,971
Security Description		Principal Amount	Value
Series EMTN, 0.88%, 11/17/2020	EUR	300,000	$342,390
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	114,866
Series GMTN, 1.25%, 3/23/2026	EUR	400,000	476,414
Series GMTN, 1.38%, 2/3/2027	EUR	300,000	360,881
Series GMTN, 2.25%, 3/23/2022	GBP	150,000	200,538
Series EMTN, 2.38%, 5/22/2023	EUR	200,000	245,744
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	249,976
Series EMTN, 4.13%, 1/12/2021	EUR	600,000	725,121
4.13%, 7/14/2025	EUR	550,000	764,012
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	246,669
Series EMTN, 4.75%, 6/6/2022	EUR	600,000	776,078
Daimler International Finance B.V. Series EMTN, 0.25%, 8/9/2021	EUR	300,000	338,529
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	100,000	113,381
Series EMTN, 0.63%, 4/3/2023	EUR	500,000	571,205
Series EMTN, 0.88%, 1/30/2024	EUR	300,000	345,473
Series EMTN, 1.38%, 1/30/2027	EUR	500,000	579,802
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	229,125
Enel Finance International NV 1.38%, 6/1/2026	EUR	400,000	460,742
Heineken NV Series EMTN, 2.13%, 8/4/2020	EUR	200,000	231,525
ING Bank NV:
Series EMTN, 0.70%, 4/16/2020	EUR	300,000	339,870
Series EMTN, 0.75%, 2/22/2021	EUR	100,000	114,072
Series EMTN, 4.50%, 2/21/2022	EUR	400,000	507,843
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	300,000	341,649
Series EMTN, 1.00%, 9/20/2023	EUR	200,000	228,068
Series EMTN, 1.13%, 2/14/2025	EUR	600,000	677,851

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	$225,417
Series EMTN, 2.00%, 9/20/2028	EUR	400,000	470,804
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	121,634
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	200,000	229,504
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	229,215
Naturgy Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	200,000	231,534
Shell International Finance B.V.:
Series EMTN, 0.38%, 2/15/2025	EUR	100,000	113,391
Series EMTN, 0.75%, 8/15/2028	EUR	200,000	226,948
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	116,062
Series EMTN, 1.25%, 3/15/2022	EUR	300,000	350,514
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	237,438
Series EMTN, 1.63%, 3/24/2021	EUR	200,000	232,744
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	243,877
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	247,910
Series EMTN, 2.50%, 3/24/2026	EUR	200,000	257,007
Siemens Financieringsmaatschappij NV Series EMTN, 1.38%, 9/6/2030	EUR	100,000	117,151
Volkswagen International Finance NV Series 4Y, 0.50%, 3/30/2021	EUR	300,000	338,222
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	200,000	230,363
			17,734,776
NORWAY — 0.4%
DNB Bank ASA:
Series EMTN, 3.88%, 6/29/2020	EUR	250,000	294,600
Series EMTN, 4.25%, 1/18/2022	EUR	200,000	251,217
Series EMTN, 4.38%, 2/24/2021	EUR	200,000	243,773
			789,590
Security Description		Principal Amount	Value
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	$152,583
SPAIN — 5.1%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	400,000	437,618
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.63%, 1/17/2022	EUR	200,000	227,940
Series GMTN, 0.75%, 9/11/2022	EUR	300,000	338,440
Series GMTN, 1.00%, 1/20/2021	EUR	300,000	343,510
Banco de Sabadell SA Series EMTN, 0.88%, 3/5/2023	EUR	200,000	222,617
Banco Santander SA:
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	227,090
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	230,682
1.38%, 2/9/2022	EUR	200,000	231,249
Series EMTN, 1.38%, 12/14/2022	EUR	300,000	350,882
CaixaBank SA:
Series EMTN, 0.75%, 4/18/2023	EUR	200,000	226,492
Series EMTN, 1.13%, 1/12/2023	EUR	300,000	336,709
Series EMTN, 1.13%, 5/17/2024	EUR	300,000	342,249
Criteria Caixa SAU Series EMTN, 1.63%, 4/21/2022	EUR	200,000	229,255
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	200,000	232,211
Iberdrola International B.V.:
Series EMTN, 1.13%, 4/21/2026	EUR	200,000	233,328
Series EMTN, 3.50%, 2/1/2021	EUR	200,000	239,682
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	232,472
Naturgy Capital Markets SA Series EMTN, 1.13%, 4/11/2024	EUR	200,000	232,631
Repsol International Finance B.V.:
Series EMTN, 2.63%, 5/28/2020	EUR	200,000	231,548
Series EMTN, 3.63%, 10/7/2021	EUR	200,000	245,319
Santander Consumer Finance SA:
0.88%, 1/24/2022	EUR	200,000	228,398

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.00%, 5/26/2021	EUR	200,000	$228,957
Series EMTN, 1.50%, 11/12/2020	EUR	200,000	230,024
Telefonica Emisiones SA:
Series EMTN, 0.32%, 10/17/2020	EUR	200,000	225,998
Series EMTN, 0.75%, 4/13/2022	EUR	300,000	342,322
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	114,985
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	347,711
Series EMTN, 1.48%, 9/14/2021	EUR	200,000	232,621
Series EMTN, 1.50%, 9/11/2025	EUR	100,000	116,586
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	352,669
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	348,914
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	238,695
Series GMTN, 3.96%, 3/26/2021	EUR	200,000	242,583
Series GMTN, 3.99%, 1/23/2023	EUR	300,000	383,543
			9,025,930
SWEDEN — 2.0%
Nordea Bank Abp:
Series EMTN, 1.00%, 2/22/2023	EUR	100,000	115,974
Series EMTN, 1.13%, 2/12/2025	EUR	300,000	352,833
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	353,195
Series EMTN, 2.00%, 2/17/2021	EUR	300,000	350,378
Series EMTN, 3.25%, 7/5/2022	EUR	200,000	247,544
Series EMTN, 4.00%, 6/29/2020	EUR	250,000	295,109
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.75%, 8/24/2021	EUR	300,000	342,986
Series EMTN, 2.00%, 2/19/2021	EUR	200,000	233,367
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	100,000	113,142
Series EMTN, 1.13%, 12/14/2022	EUR	200,000	233,041
Series EMTN, 2.25%, 8/27/2020	EUR	200,000	232,223
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	243,978
Security Description		Principal Amount	Value
Series EMTN, 4.38%, 10/20/2021	EUR	400,000	$499,566
			3,613,336
SWITZERLAND — 3.3%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	115,949
Series EMTN, 1.13%, 9/15/2020	EUR	300,000	342,834
Series EMTN, 1.38%, 1/31/2022	EUR	400,000	466,683
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	358,664
Credit Suisse Group AG:
2.13%, 9/12/2025 (a)	GBP	200,000	254,406
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	200,000	227,290
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	175,000	180,184
Series EMTN, 1.25%, 4/14/2022	EUR	355,000	409,342
Glencore Finance Europe SA Series EMTN, 1.25%, 3/17/2021	EUR	150,000	171,752
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	232,880
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	200,000	233,922
Roche Holdings, Inc. Series EMTN, 6.50%, 3/4/2021	EUR	150,000	190,477
UBS AG:
Series EMTN, 0.13%, 11/5/2021	EUR	400,000	449,680
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	225,603
Series EMTN, 1.13%, 6/30/2020	EUR	135,000	153,916
Series EMTN, 1.25%, 12/10/2020	GBP	200,000	260,210
Series EMTN, 1.25%, 9/3/2021	EUR	400,000	462,479
UBS Group Funding Switzerland AG:
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	343,403
1.50%, 11/30/2024	EUR	300,000	346,636
1.75%, 11/16/2022	EUR	300,000	352,574
			5,778,884

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
UNITED KINGDOM — 11.4%
Barclays PLC:
Series EMTN, 1.38%, 1/24/2026 (a)	EUR	200,000	$218,299
Series EMTN, 1.50%, 4/1/2022	EUR	148,000	170,264
Series EMTN, 1.88%, 3/23/2021	EUR	300,000	345,839
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	115,325
Series ., 2.38%, 10/6/2023 (a)	GBP	200,000	259,090
Series EMTN, 3.13%, 1/17/2024	GBP	200,000	265,659
Series EMTN, 3.25%, 2/12/2027	GBP	300,000	395,370
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	248,937
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	216,399
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	183,857
Series EMTN, 5.13%, 12/1/2025	GBP	150,000	239,758
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	300,000	349,490
Series EMTN, 1.37%, 3/3/2022	EUR	200,000	233,710
Series EMTN, 1.53%, 9/26/2022	EUR	300,000	353,954
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	238,147
Series EMTN, 2.18%, 9/28/2021	EUR	200,000	237,079
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	259,536
British Telecommunications PLC:
Series EMTN, 0.63%, 3/10/2021	EUR	300,000	340,348
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	225,636
Series EMTN, 1.13%, 3/10/2023	EUR	100,000	114,742
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	224,732
Series EMTN, 1.75%, 3/10/2026	EUR	300,000	348,343
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	127,566
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	124,873
Security Description		Principal Amount	Value
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	$248,160
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	150,000	284,573
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	198,412	272,072
GlaxoSmithKline Capital PLC:
Zero Coupon, 9/12/2020	EUR	100,000	112,364
Series EMTN, 1.25%, 5/21/2026	EUR	200,000	233,444
Series EMTN, 1.38%, 12/2/2024	EUR	300,000	354,434
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	165,294
Series EMTN, 5.25%, 12/19/2033	GBP	150,000	262,812
Series EMTN, 5.25%, 4/10/2042	GBP	200,000	369,576
Series EMTN, 6.38%, 3/9/2039	GBP	150,000	303,974
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	169,771
Series REGS, 5.23%, 2/15/2023	GBP	150,000	221,968
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	191,643
Series REGS, 6.45%, 12/10/2031	GBP	200,000	372,511
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	172,204
HSBC Bank PLC Series EMTN, 4.00%, 1/15/2021	EUR	300,000	361,109
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	451,480
Series EMTN, 1.50%, 3/15/2022	EUR	300,000	348,941
2.26%, 11/13/2026 (a)	GBP	300,000	386,223
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	375,817
2.63%, 8/16/2028	GBP	200,000	260,214
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	148,000	172,186
Series EMTN, 9.00%, 2/17/2022	GBP	200,000	310,068
Lloyds Bank PLC:
Series EMTN, 1.00%, 11/19/2021	EUR	300,000	344,237
Series EMTN, 6.50%, 9/17/2040	GBP	150,000	314,577
Lloyds Banking Group PLC:
Series EMTN, 0.63%, 1/15/2024 (a)	EUR	400,000	440,776

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	$112,189
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	257,880
Nationwide Building Society 1.50%, 3/8/2026 (a)	EUR	200,000	224,452
Royal Bank of Scotland Group PLC:
Series EMTN, 1.75%, 3/2/2026 (a)	EUR	400,000	449,468
Series EMTN, 2.50%, 3/22/2023	EUR	322,000	378,045
Series EMTN, 2.88%, 9/19/2026 (a)	GBP	100,000	130,809
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (a)	EUR	300,000	344,424
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	223,789
Sky Ltd.:
Series EMTN, 1.50%, 9/15/2021	EUR	322,000	374,486
Series EMTN, 2.50%, 9/15/2026	EUR	100,000	125,388
Standard Chartered PLC Series EMTN, 1.63%, 6/13/2021	EUR	200,000	231,730
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	268,356
University of Oxford 2.54%, 12/8/2117	GBP	150,000	196,535
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	300,000	338,686
Series EMTN, 1.00%, 9/11/2020	EUR	159,000	180,713
Series EMTN, 1.13%, 11/20/2025	EUR	200,000	226,762
Series EMTN, 1.25%, 8/25/2021	EUR	300,000	345,883
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	109,441
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	355,234
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	177,586
Series EMTN, 2.20%, 8/25/2026	EUR	428,000	517,556
Series EMTN, 3.00%, 8/12/2056	GBP	200,000	219,258
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	119,366
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	126,001
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	200,000	256,398
Security Description		Principal Amount	Value
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	200,000	$294,767
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	174,247
			20,096,830
UNITED STATES — 25.6%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	314,000	363,632
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	100,000	112,848
2.20%, 6/15/2027	EUR	200,000	227,592
3.13%, 6/15/2031	EUR	200,000	231,352
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	228,214
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	228,680
Amgen, Inc.:
1.25%, 2/25/2022	EUR	300,000	347,759
4.00%, 9/13/2029	GBP	100,000	147,334
Apple, Inc.:
0.88%, 5/24/2025	EUR	100,000	116,454
Series EMTN, 1.00%, 11/10/2022	EUR	100,000	116,680
Series EMTN, 1.00%, 11/10/2022	EUR	550,000	641,738
1.38%, 1/17/2024	EUR	100,000	119,249
1.38%, 5/24/2029	EUR	200,000	238,121
1.63%, 11/10/2026	EUR	300,000	364,949
2.00%, 9/17/2027	EUR	200,000	250,668
3.05%, 7/31/2029	GBP	100,000	144,993
Series MTN, 3.70%, 8/28/2022	AUD	220,000	164,151
AT&T, Inc.:
1.30%, 9/5/2023	EUR	300,000	347,264
1.45%, 6/1/2022	EUR	300,000	348,603
1.88%, 12/4/2020	EUR	100,000	115,418
2.35%, 9/5/2029	EUR	100,000	118,193
2.40%, 3/15/2024	EUR	300,000	364,605
2.45%, 3/15/2035	EUR	300,000	328,726
2.50%, 3/15/2023	EUR	300,000	362,228
2.65%, 12/17/2021	EUR	200,000	238,729
2.90%, 12/4/2026	GBP	100,000	132,882
3.15%, 9/4/2036	EUR	359,000	425,886
3.50%, 12/17/2025	EUR	200,000	260,187
3.55%, 12/17/2032	EUR	300,000	383,709
4.25%, 6/1/2043	GBP	200,000	280,090
4.38%, 9/14/2029	GBP	50,000	72,787
4.88%, 6/1/2044	GBP	250,000	381,331
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	191,326

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	$191,326
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	300,000	341,538
Series EMTN, 1.38%, 9/10/2021	EUR	400,000	464,074
Series EMTN, 1.63%, 9/14/2022	EUR	300,000	352,626
Series EMTN, 1.66%, 4/25/2028 (a)	EUR	100,000	116,962
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	131,742
Series EMTN, 2.38%, 6/19/2024	EUR	100,000	122,656
Series EMTN, 2.50%, 7/27/2020	EUR	300,000	348,324
Series EMTN, 6.13%, 9/15/2021	GBP	100,000	144,538
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	451,933
Series EMTN, 3 Month USD LIBOR - 0.83%, 0.74%, 2/7/2022 (a)	EUR	100,000	113,555
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	300,000	348,419
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	400,000	471,554
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	347,063
1.30%, 3/15/2024	EUR	50,000	59,051
1.63%, 3/16/2035	EUR	300,000	353,378
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	114,733
0.80%, 3/10/2022	EUR	100,000	114,733
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	500,000	568,591
Series EMTN, 1.38%, 10/27/2021	EUR	200,000	232,339
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	232,183
1.75%, 1/28/2025	EUR	200,000	237,498
Series EMTN, 2.38%, 5/22/2024	EUR	300,000	367,411
2.75%, 1/24/2024	GBP	200,000	267,785
Coca-Cola Co.:
0.13%, 9/22/2022	EUR	200,000	225,732
0.75%, 3/9/2023	EUR	300,000	345,095
1.13%, 3/9/2027	EUR	200,000	232,086
1.63%, 3/9/2035	EUR	300,000	352,946
1.88%, 9/22/2026	EUR	300,000	368,484
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	232,645
Security Description		Principal Amount	Value
GE Capital European Funding:
Series EMTN, 0.80%, 1/21/2022	EUR	200,000	$226,390
Series EMTN, 2.25%, 7/20/2020	EUR	150,000	173,022
Series EMTN, 2.63%, 3/15/2023	EUR	200,000	238,935
General Electric Co.:
0.38%, 5/17/2022	EUR	200,000	222,031
0.88%, 5/17/2025	EUR	400,000	435,803
1.25%, 5/26/2023	EUR	300,000	340,296
1.50%, 5/17/2029	EUR	500,000	538,145
1.88%, 5/28/2027	EUR	100,000	113,434
2.13%, 5/17/2037	EUR	300,000	305,083
Goldman Sachs Group, Inc.:
Series EMTN, 1.25%, 5/1/2025	EUR	400,000	455,303
Series EMTN, 1.38%, 7/26/2022	EUR	300,000	347,847
Series EMTN, 1.38%, 5/15/2024	EUR	400,000	458,435
Series EMTN, 1.63%, 7/27/2026	EUR	400,000	460,807
Series EMTN, 2.00%, 7/27/2023	EUR	400,000	473,167
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	119,687
Series EMTN, 2.50%, 10/18/2021	EUR	100,000	118,979
Series EMTN, 2.63%, 8/19/2020	EUR	50,000	58,179
Series EMTN, 3.00%, 2/12/2031	EUR	200,000	253,285
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	246,790
Series EMTN, 4.25%, 1/29/2026	GBP	300,000	431,004
Honeywell International, Inc.:
1.30%, 2/22/2023	EUR	100,000	117,764
1.30%, 2/22/2023	EUR	100,000	117,764
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	200,000	227,774
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	114,389
0.95%, 5/23/2025	EUR	100,000	114,925
1.25%, 5/26/2023	EUR	200,000	234,579
1.50%, 5/23/2029	EUR	700,000	818,792
1.88%, 11/6/2020	EUR	200,000	231,884
1.88%, 11/6/2020	EUR	100,000	115,942
Series EMTN, 2.75%, 12/21/2020	GBP	100,000	133,760
Series EMTN, 2.88%, 11/7/2025	EUR	300,000	384,532
Johnson & Johnson:
0.25%, 1/20/2022	EUR	200,000	227,289

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
1.65%, 5/20/2035	EUR	300,000	$364,554
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	200,000	226,591
Series EMTN, 1.38%, 9/16/2021	EUR	100,000	116,128
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	352,625
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	118,401
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	236,083
Series EMTN, 1.81%, 6/12/2029 (a)	EUR	200,000	236,161
Series EMTN, 2.63%, 4/23/2021	EUR	300,000	355,490
Series EMTN, 2.75%, 8/24/2022	EUR	400,000	488,887
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	246,501
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	264,297
Series EMTN, 3.00%, 2/19/2026	EUR	300,000	389,508
Series EMTN, 3.88%, 9/23/2020	EUR	200,000	237,949
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	600,000	702,380
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	229,558
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	230,853
Medtronic Global Holdings SCA 1.13%, 3/7/2027	EUR	200,000	231,183
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	200,000	231,171
1.88%, 10/15/2026	EUR	200,000	247,362
Microsoft Corp.:
2.13%, 12/6/2021	EUR	250,000	296,602
3.13%, 12/6/2028	EUR	400,000	552,013
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	114,587
Series EMTN, 1.34%, 10/23/2026 (a)	EUR	100,000	114,117
Series GMTN, 1.38%, 10/27/2026	EUR	300,000	343,793
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	354,108
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	235,713
1.88%, 3/30/2023	EUR	200,000	236,836
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	593,314
Security Description		Principal Amount	Value
Series GMTN, 2.38%, 3/31/2021	EUR	300,000	$352,889
Series GMTN, 2.63%, 3/9/2027	GBP	200,000	264,576
Series GMTN, 5.38%, 8/10/2020	EUR	250,000	301,457
Mylan NV Series ., 2.25%, 11/22/2024	EUR	200,000	228,958
Oracle Corp. Series EMTN, 2.25%, 1/10/2021	EUR	200,000	234,174
Pfizer, Inc.:
0.25%, 3/6/2022	EUR	200,000	226,770
Series REGS, 2.74%, 6/15/2043	GBP	300,000	409,242
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	125,931
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	236,633
2.38%, 9/23/2024	EUR	100,000	123,052
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	234,914
2.00%, 8/16/2022	EUR	200,000	240,174
4.88%, 5/11/2027	EUR	200,000	301,674
Thermo Fisher Scientific, Inc. 0.75%, 9/12/2024	EUR	248,000	281,157
Toyota Motor Credit Corp.:
Series EMTN, 0.75%, 7/21/2022	EUR	200,000	230,418
Series EMTN, 1.00%, 9/10/2021	EUR	100,000	115,328
Series EMTN, 1.80%, 7/23/2020	EUR	200,000	230,291
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	228,545
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	228,774
1.38%, 10/27/2026	EUR	200,000	233,205
1.38%, 11/2/2028	EUR	100,000	114,926
2.63%, 12/1/2031	EUR	200,000	253,944
Series 20Y, 2.88%, 1/15/2038	EUR	300,000	370,761
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	326,479
3.38%, 10/27/2036	GBP	200,000	275,793
Walmart, Inc.:
4.88%, 9/21/2029	EUR	150,000	237,647
5.25%, 9/28/2035	GBP	150,000	280,688
5.63%, 3/27/2034	GBP	200,000	377,548
Wells Fargo & Co.:
Series EMTN, 1.00%, 2/2/2027	EUR	600,000	670,254
Series EMTN, 1.13%, 10/29/2021	EUR	200,000	230,876
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	347,477

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 9/12/2022	EUR	300,000	$350,666
Series EMTN, 1.50%, 5/24/2027	EUR	300,000	347,779
Series EMTN, 1.63%, 6/2/2025	EUR	250,000	296,012
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	258,288
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	362,106
Series EMTN, 2.13%, 4/22/2022	GBP	100,000	131,634
Series EMTN, 2.25%, 9/3/2020	EUR	200,000	231,920
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	120,791
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	303,021
4.63%, 11/2/2035	GBP	150,000	248,815
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	200,000	233,831
			45,049,577
TOTAL CORPORATE BONDS & NOTES (Cost $183,423,027)			173,890,833
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $114,060)	114,060	114,060
TOTAL INVESTMENTS — 98.7% (Cost $183,537,087)		174,004,893
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		2,260,125
NET ASSETS — 100.0%		$176,265,018

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
AUD—	Australian Dollar
CHF—	Swiss Franc
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$173,890,833	$—	$173,890,833
Short-Term Investment	114,060	—	—	114,060
TOTAL INVESTMENTS	$114,060	$173,890,833	$—	$174,004,893
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,970	$8,970	$4,863,087	$4,757,997	$—	$—	114,060	$114,060	$1,204	$—
State Street Navigator Securities Lending Government Money Market Portfolio	292,825	292,825	383,048	675,873	—	—	—	—	338	—
Total		$301,795	$5,246,135	$5,433,870	$—	$—		$114,060	$1,542	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.0%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	3,370,000	$2,403,040
Series 151, 2.00%, 12/21/2021	AUD	2,565,000	1,850,559
Series 153, 2.25%, 11/21/2022	AUD	2,445,000	1,788,922
Series 149, 2.25%, 5/21/2028	AUD	4,080,000	3,017,061
Series 155, 2.50%, 5/21/2030	AUD	1,700,000	1,291,536
Series 137, 2.75%, 4/21/2024	AUD	3,610,000	2,726,472
Series 148, 2.75%, 11/21/2027	AUD	2,140,000	1,644,504
Series 148, 2.75%, 11/21/2027	AUD	1,590,000	1,221,851
Series 152, 2.75%, 11/21/2028	AUD	3,595,000	2,772,236
Series 154, 2.75%, 11/21/2029	AUD	2,915,000	2,260,697
Series 145, 2.75%, 6/21/2035	AUD	974,000	758,151
Series 156, 2.75%, 5/21/2041	AUD	575,000	439,164
Series 150, 3.00%, 3/21/2047	AUD	1,805,000	1,435,641
Series 139, 3.25%, 4/21/2025	AUD	3,840,000	2,997,215
Series 138, 3.25%, 4/21/2029	AUD	3,705,000	2,985,498
Series 147, 3.25%, 6/21/2039	AUD	1,175,000	973,726
Series 144, 3.75%, 4/21/2037	AUD	1,536,000	1,355,211
Series 142, 4.25%, 4/21/2026	AUD	4,515,000	3,767,408
Series 126, 4.50%, 4/15/2020	AUD	2,190,000	1,602,518
Series 140, 4.50%, 4/21/2033	AUD	1,810,000	1,692,218
Series 136, 4.75%, 4/21/2027	AUD	3,965,000	3,464,923
Series 133, 5.50%, 4/21/2023	AUD	3,355,000	2,766,990
Series 124, 5.75%, 5/15/2021	AUD	4,060,000	3,140,692
Series 128, 5.75%, 7/15/2022	AUD	3,455,000	2,796,557
			51,152,790
AUSTRIA — 3.4%
Austria Government Bond:
Security Description		Principal Amount	Value
Series EMTN, Zero Coupon, 9/20/2022 (a)	EUR	910,000	$1,037,611
Zero Coupon, 7/15/2023 (a)	EUR	1,065,000	1,215,112
0.50%, 4/20/2027 (a)	EUR	1,540,000	1,794,099
0.50%, 2/20/2029 (a)	EUR	500,000	575,974
0.75%, 10/20/2026 (a)	EUR	1,630,000	1,938,458
0.75%, 2/20/2028 (a)	EUR	1,505,000	1,782,495
1.20%, 10/20/2025 (a)	EUR	1,510,000	1,849,155
1.50%, 2/20/2047 (a)	EUR	865,000	1,079,064
1.50%, 11/2/2086 (a)	EUR	380,000	449,256
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,450,000	1,803,039
1.75%, 10/20/2023 (a)	EUR	1,700,000	2,095,011
Series EMTN, 2.10%, 9/20/2117 (a)	EUR	665,000	984,488
2.40%, 5/23/2034 (a)	EUR	1,085,000	1,531,335
3.15%, 6/20/2044 (a)	EUR	1,000,000	1,679,366
3.40%, 11/22/2022 (a)	EUR	1,540,000	1,973,776
3.50%, 9/15/2021 (a)	EUR	2,320,000	2,865,846
3.65%, 4/20/2022 (a)	EUR	1,254,000	1,586,595
3.80%, 1/26/2062 (a)	EUR	560,000	1,180,560
3.90%, 7/15/2020 (a)	EUR	2,125,000	2,522,920
3.90%, 7/15/2020 (a)	EUR	50,000	59,363
4.15%, 3/15/2037 (a)	EUR	2,035,000	3,611,899
4.85%, 3/15/2026 (a)	EUR	1,280,000	1,937,844
6.25%, 7/15/2027	EUR	1,375,000	2,343,505
			37,896,771
BELGIUM — 4.5%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,105,000	1,269,137
Series 82, 0.50%, 10/22/2024 (a)	EUR	870,000	1,013,405
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,950,000	2,309,326
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,550,000	1,829,659
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,740,000	2,043,663
Series 87, 0.90%, 6/22/2029 (a)	EUR	600,000	706,252
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,740,000	2,087,912
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,280,000	1,504,968
Series 86, 1.25%, 4/22/2033	EUR	530,000	635,761
Series 84, 1.45%, 6/22/2037 (a)	EUR	595,000	714,809
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,285,000	1,521,316
Series 88, 1.70%, 6/22/2050 (a)	EUR	400,000	476,487

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 76, 1.90%, 6/22/2038 (a)	EUR	760,000	$974,443
Series 80, 2.15%, 6/22/2066 (a)	EUR	535,000	684,610
Series 68, 2.25%, 6/22/2023	EUR	1,570,000	1,960,083
Series 83, 2.25%, 6/22/2057 (a)	EUR	645,000	852,175
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,785,000	2,300,962
Series 73, 3.00%, 6/22/2034 (a)	EUR	915,000	1,350,692
Series 58, 3.75%, 9/28/2020 (a)	EUR	2,220,000	2,652,909
Series 71, 3.75%, 6/22/2045	EUR	1,145,000	1,991,621
Series 48, 4.00%, 3/28/2022	EUR	1,685,000	2,147,604
Series 66, 4.00%, 3/28/2032	EUR	960,000	1,530,887
Series 61, 4.25%, 9/28/2021 (a)	EUR	1,835,000	2,306,651
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,890,000	2,472,814
Series 60, 4.25%, 3/28/2041 (a)	EUR	2,005,000	3,595,484
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,240,000	1,831,629
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,287,000	4,151,371
Series 31, 5.50%, 3/28/2028	EUR	2,250,000	3,705,034
			50,621,664
CANADA — 4.3%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,570,000	1,866,590
0.75%, 9/1/2020	CAD	3,685,000	2,726,699
0.75%, 3/1/2021	CAD	3,655,000	2,694,651
0.75%, 9/1/2021	CAD	2,885,000	2,118,870
1.00%, 9/1/2022	CAD	2,230,000	1,638,894
1.00%, 6/1/2027	CAD	2,135,000	1,523,098
1.50%, 6/1/2023	CAD	1,835,000	1,371,384
1.50%, 6/1/2026	CAD	1,910,000	1,420,916
1.75%, 5/1/2020	CAD	1,550,000	1,161,546
1.75%, 8/1/2020	CAD	1,625,000	1,219,063
1.75%, 3/1/2023	CAD	2,185,000	1,648,592
2.00%, 11/1/2020	CAD	1,845,000	1,390,555
2.00%, 9/1/2023	CAD	1,725,000	1,316,834
2.00%, 6/1/2028	CAD	1,940,000	1,497,457
2.00%, 12/1/2051	CAD	785,000	600,230
2.25%, 2/1/2021	CAD	1,805,000	1,367,987
2.25%, 3/1/2024	CAD	1,300,000	1,005,592
2.25%, 6/1/2025	CAD	1,940,000	1,510,715
2.25%, 6/1/2029	CAD	1,185,000	936,363
2.50%, 6/1/2024	CAD	1,995,000	1,564,282
Security Description		Principal Amount	Value
2.75%, 6/1/2022	CAD	2,000,000	$1,552,573
2.75%, 12/1/2048	CAD	2,120,000	1,886,807
2.75%, 12/1/2064	CAD	635,000	603,011
3.25%, 6/1/2021	CAD	1,705,000	1,322,165
3.50%, 6/1/2020	CAD	1,825,000	1,395,344
3.50%, 12/1/2045	CAD	2,305,000	2,289,955
4.00%, 6/1/2041	CAD	2,110,000	2,172,149
5.00%, 6/1/2037	CAD	1,830,000	2,028,828
Series WL43, 5.75%, 6/1/2029	CAD	1,570,000	1,621,450
5.75%, 6/1/2033	CAD	1,690,000	1,894,743
Series A55, 8.00%, 6/1/2023	CAD	390,000	367,279
Series VW17, 8.00%, 6/1/2027	CAD	600,000	666,726
Series A-76, 9.00%, 6/1/2025	CAD	330,000	354,608
			48,735,956
CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	65,000,000	96,553
4.50%, 6/1/2020	CLP	115,000,000	171,165
Series 10YR, 6.00%, 2/1/2021	CLP	70,000,000	107,491
Series 10YR, 6.00%, 3/1/2022	CLP	50,000,000	78,266
6.00%, 3/1/2023	CLP	30,000,000	47,815
Chile Government International Bond 5.50%, 8/5/2020	CLP	85,000,000	127,992
			629,282
CHINA — 0.2%
China Government Bond:
Series 1814, 3.24%, 7/5/2021	CNY	4,500,000	677,397
Series 1827, 3.25%, 11/22/2028	CNY	2,500,000	377,712
Series 1823, 3.29%, 10/18/2023	CNY	6,000,000	907,366
Series 1824, 4.08%, 10/22/2048	CNY	3,000,000	475,753
			2,438,228
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	301,105
Series EMTN, 2.75%, 6/27/2024	EUR	200,000	247,469
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	140,547
Series EMTN, 3.88%, 5/6/2022	EUR	280,000	349,752

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	$135,310
			1,174,183
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	8,860,000	339,851
Series 97, 0.45%, 10/25/2023	CZK	6,900,000	282,348
Series 104, 0.75%, 2/23/2021	CZK	3,500,000	149,038
Series 94, 0.95%, 5/15/2030	CZK	11,280,000	441,249
Series 95, 1.00%, 6/26/2026	CZK	11,070,000	454,841
Series 15Y, 2.00%, 10/13/2033	CZK	4,370,000	182,043
Series 89, 2.40%, 9/17/2025	CZK	15,750,000	712,161
Series 78, 2.50%, 8/25/2028	CZK	14,750,000	677,459
Series 105, 2.75%, 7/23/2029	CZK	12,870,000	602,133
Series 46, 3.75%, 9/12/2020	CZK	10,780,000	481,400
Series 61, 3.85%, 9/29/2021	CZK	11,010,000	502,142
Series 49, 4.20%, 12/4/2036	CZK	6,530,000	351,950
Series 52, 4.70%, 9/12/2022	CZK	12,360,000	590,522
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	111,147
Series 58, 5.70%, 5/25/2024	CZK	12,910,000	672,581
			6,550,865
DENMARK — 1.2%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	7,785,000	1,188,057
Series 10Y, 0.50%, 11/15/2027	DKK	13,310,000	2,120,663
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	690,000	109,270
1.50%, 11/15/2023	DKK	8,585,000	1,411,392
1.75%, 11/15/2025	DKK	9,205,000	1,578,542
3.00%, 11/15/2021	DKK	10,765,000	1,774,172
4.50%, 11/15/2039	DKK	19,615,000	5,395,085
7.00%, 11/10/2024	DKK	1,740,000	372,578
			13,949,759
Security Description		Principal Amount	Value
FINLAND — 1.5%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	735,000	$837,425
Zero Coupon, 9/15/2023 (a)	EUR	795,000	906,788
0.38%, 9/15/2020 (a)	EUR	925,000	1,052,722
0.50%, 4/15/2026 (a)	EUR	731,000	854,561
0.50%, 9/15/2027 (a)	EUR	790,000	919,623
0.50%, 9/15/2028 (a)	EUR	605,000	700,383
0.50%, 9/15/2029 (a)	EUR	250,000	287,102
0.75%, 4/15/2031 (a)	EUR	710,000	831,329
0.88%, 9/15/2025 (a)	EUR	593,000	710,692
1.13%, 4/15/2034 (a)	EUR	615,000	748,932
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	385,000	486,917
1.50%, 4/15/2023 (a)	EUR	730,000	883,294
1.63%, 9/15/2022 (a)	EUR	740,000	891,399
2.00%, 4/15/2024 (a)	EUR	750,000	940,482
2.63%, 7/4/2042 (a)	EUR	645,000	1,016,515
2.75%, 7/4/2028 (a)	EUR	765,000	1,067,352
3.38%, 4/15/2020 (a)	EUR	970,000	1,133,761
3.50%, 4/15/2021 (a)	EUR	850,000	1,033,443
4.00%, 7/4/2025 (a)	EUR	862,000	1,224,598
			16,527,318
FRANCE — 5.7%
France Government Bond OAT:
Zero Coupon, 5/25/2020	EUR	850,000	960,305
Zero Coupon, 2/25/2021	EUR	1,195,000	1,355,505
Zero Coupon, 5/25/2021	EUR	1,050,000	1,192,382
Zero Coupon, 5/25/2022	EUR	1,090,000	1,241,515
Zero Coupon, 3/25/2023	EUR	1,050,000	1,196,578
Zero Coupon, 3/25/2024	EUR	950,000	1,080,526
0.25%, 11/25/2020	EUR	920,000	1,046,658
0.25%, 11/25/2026	EUR	1,220,000	1,394,847
0.50%, 5/25/2025	EUR	1,620,000	1,893,013
0.50%, 5/25/2026	EUR	1,250,000	1,458,178
0.75%, 5/25/2028	EUR	1,170,000	1,379,813
0.75%, 11/25/2028	EUR	1,155,000	1,357,738
1.00%, 11/25/2025	EUR	1,270,000	1,531,114
1.00%, 5/25/2027	EUR	1,420,000	1,714,732
1.25%, 5/25/2034	EUR	250,000	302,193
1.25%, 5/25/2036 (a)	EUR	1,060,000	1,265,205
1.50%, 5/25/2031	EUR	1,745,000	2,192,401
1.50%, 5/25/2050 (a)	EUR	200,000	232,476
1.75%, 5/25/2023	EUR	1,355,000	1,656,835

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
1.75%, 11/25/2024	EUR	1,400,000	$1,748,248
1.75%, 6/25/2039 (a)	EUR	600,000	767,702
1.75%, 5/25/2066 (a)	EUR	385,000	460,333
2.00%, 5/25/2048 (a)	EUR	985,000	1,294,907
2.25%, 10/25/2022	EUR	1,090,000	1,341,658
2.25%, 5/25/2024	EUR	1,290,000	1,638,563
2.50%, 10/25/2020	EUR	1,300,000	1,529,852
2.50%, 5/25/2030	EUR	1,445,000	1,995,535
2.75%, 10/25/2027	EUR	1,360,000	1,875,799
3.00%, 4/25/2022	EUR	1,740,000	2,162,975
3.25%, 10/25/2021	EUR	1,435,000	1,768,535
3.25%, 5/25/2045	EUR	885,000	1,453,963
3.50%, 4/25/2020	EUR	1,410,000	1,651,487
3.50%, 4/25/2026	EUR	1,430,000	2,016,118
3.75%, 4/25/2021	EUR	1,430,000	1,748,580
4.00%, 10/25/2038	EUR	970,000	1,693,967
4.00%, 4/25/2055	EUR	565,000	1,097,742
4.00%, 4/25/2060	EUR	475,000	949,047
4.25%, 10/25/2023	EUR	1,600,000	2,178,059
4.50%, 4/25/2041	EUR	1,360,000	2,579,530
4.75%, 4/25/2035	EUR	965,000	1,748,258
5.50%, 4/25/2029	EUR	1,200,000	2,050,809
5.75%, 10/25/2032	EUR	1,195,000	2,255,819
6.00%, 10/25/2025	EUR	750,000	1,182,280
8.50%, 4/25/2023	EUR	310,000	475,079
			64,116,859
GERMANY — 4.5%
Bundesrepublik Deutschland:
Zero Coupon, 6/12/2020	EUR	500,000	565,438
Zero Coupon, 9/11/2020	EUR	400,000	453,056
Zero Coupon, 12/11/2020	EUR	605,000	686,492
Zero Coupon, 8/15/2026	EUR	1,175,000	1,348,918
0.25%, 2/15/2027	EUR	1,200,000	1,402,125
0.25%, 8/15/2028	EUR	880,000	1,022,350
0.50%, 8/15/2027	EUR	1,070,000	1,274,498
0.50%, 2/15/2028	EUR	945,000	1,124,759
1.25%, 8/15/2048	EUR	610,000	809,874
Series 98, 4.75%, 7/4/2028	EUR	500,000	819,002
Series 08, 4.75%, 7/4/2040	EUR	100,000	212,694
Series 94, 6.25%, 1/4/2024	EUR	430,000	639,304
Federal Republic of Germany:
Series 171, Zero Coupon, 4/17/2020	EUR	715,000	807,810
Series 173, Zero Coupon, 4/9/2021	EUR	1,460,000	1,660,187
Security Description		Principal Amount	Value
Series 174, Zero Coupon, 10/8/2021	EUR	950,000	$1,083,209
Series 175, Zero Coupon, 4/8/2022	EUR	545,000	623,156
Series 176, Zero Coupon, 10/7/2022	EUR	960,000	1,099,912
Series 177, Zero Coupon, 4/14/2023	EUR	765,000	877,876
Series 178, Zero Coupon, 10/13/2023	EUR	705,000	809,895
Series 179, Zero Coupon, 4/5/2024	EUR	100,000	114,839
Series 172, 0.25%, 10/16/2020	EUR	920,000	1,046,734
0.25%, 2/15/2029	EUR	400,000	463,337
0.50%, 2/15/2025	EUR	850,000	1,006,248
0.50%, 2/15/2026	EUR	1,123,000	1,334,641
1.00%, 8/15/2024	EUR	815,000	986,985
1.00%, 8/15/2025	EUR	968,000	1,183,723
1.50%, 9/4/2022	EUR	720,000	866,922
1.50%, 2/15/2023	EUR	760,000	922,103
1.50%, 5/15/2023	EUR	795,000	968,632
1.50%, 5/15/2024	EUR	824,000	1,019,442
1.75%, 7/4/2022	EUR	1,050,000	1,270,126
1.75%, 2/15/2024	EUR	800,000	997,486
2.00%, 1/4/2022	EUR	1,000,000	1,204,771
2.00%, 8/15/2023	EUR	800,000	998,667
2.25%, 9/4/2020	EUR	660,000	771,489
2.25%, 9/4/2021	EUR	850,000	1,021,202
2.50%, 1/4/2021	EUR	760,000	901,467
2.50%, 7/4/2044	EUR	932,000	1,541,480
2.50%, 8/15/2046	EUR	1,175,000	1,976,806
3.00%, 7/4/2020	EUR	900,000	1,056,521
3.25%, 7/4/2021	EUR	230,000	280,918
3.25%, 7/4/2042	EUR	700,000	1,275,112
Series 05, 4.00%, 1/4/2037	EUR	1,042,000	1,924,191
Series 2007, 4.25%, 7/4/2039	EUR	650,000	1,284,399
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,243,218
Series 08, 4.75%, 7/4/2040	EUR	625,000	1,329,335
Series 00, 5.50%, 1/4/2031	EUR	790,000	1,464,786
Series 98, 5.63%, 1/4/2028	EUR	610,000	1,038,913
Series 00, 6.25%, 1/4/2030	EUR	400,000	757,322
Series 97, 6.50%, 7/4/2027	EUR	450,000	789,965
			50,362,335
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,400,000	176,749

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
1.10%, 1/17/2023	HKD	1,450,000	$182,087
1.16%, 5/18/2022	HKD	750,000	94,563
1.25%, 6/29/2027	HKD	550,000	68,575
1.68%, 1/21/2026	HKD	500,000	64,390
1.89%, 3/2/2032	HKD	350,000	45,550
2.22%, 8/7/2024	HKD	650,000	85,928
2.46%, 8/4/2021	HKD	2,100,000	273,665
			991,507
HUNGARY — 0.5%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	81,800,000	284,371
Series 20/C, 1.00%, 9/23/2020	HUF	64,980,000	229,429
Series 22/B, 1.75%, 10/26/2022	HUF	159,520,000	564,518
Series 21/B, 2.50%, 10/27/2021	HUF	96,620,000	352,463
Series 26/D, 2.75%, 12/22/2026	HUF	71,930,000	256,094
Series 24/B, 3.00%, 6/26/2024	HUF	132,130,000	490,506
Series 27/A, 3.00%, 10/27/2027	HUF	157,260,000	572,163
Series 31/A, 3.25%, 10/22/2031	HUF	33,000,000	117,486
Series 20/B, 3.50%, 6/24/2020	HUF	101,080,000	367,366
Series 25/B, 5.50%, 6/24/2025	HUF	174,220,000	730,111
Series 23/A, 6.00%, 11/24/2023	HUF	144,460,000	606,908
Series 28/A, 6.75%, 10/22/2028	HUF	53,270,000	249,593
Series 22/A, 7.00%, 6/24/2022	HUF	144,000,000	595,897
Series 20/A, 7.50%, 11/12/2020	HUF	103,310,000	402,638
			5,819,543
INDONESIA — 1.9%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	25,435,000,000	1,696,643
Series FR64, 6.13%, 5/15/2028	IDR	88,100,000,000	5,600,289
Series FR65, 6.63%, 5/15/2033	IDR	53,000,000,000	3,256,857
Series FR61, 7.00%, 5/15/2022	IDR	27,600,000,000	1,938,125
Series FR59, 7.00%, 5/15/2027	IDR	25,000,000,000	1,689,870
Series FR75, 7.50%, 5/15/2038	IDR	45,700,000,000	3,014,178
Series FR53, 8.25%, 7/15/2021	IDR	27,031,000,000	1,956,540
Security Description		Principal Amount	Value
Series FR70, 8.38%, 3/15/2024	IDR	36,000,000,000	$2,647,264
			21,799,766
IRELAND — 1.8%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	775,000	878,519
0.80%, 3/15/2022	EUR	945,000	1,096,604
0.90%, 5/15/2028	EUR	1,265,000	1,482,903
1.00%, 5/15/2026	EUR	1,700,000	2,021,547
1.10%, 5/15/2029	EUR	650,000	768,797
1.30%, 5/15/2033	EUR	630,000	740,703
1.35%, 3/18/2031	EUR	400,000	478,654
1.70%, 5/15/2037	EUR	835,000	1,022,097
2.00%, 2/18/2045	EUR	1,315,000	1,683,344
2.40%, 5/15/2030	EUR	1,400,000	1,868,370
3.40%, 3/18/2024	EUR	1,170,000	1,543,031
3.90%, 3/20/2023	EUR	1,015,000	1,328,927
4.50%, 4/18/2020	EUR	1,530,000	1,809,048
5.00%, 10/18/2020	EUR	955,000	1,164,476
5.40%, 3/13/2025	EUR	1,725,000	2,554,192
			20,441,212
ISRAEL — 0.8%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	1,720,000	474,174
Series 0421, 1.00%, 4/30/2021	ILS	2,170,000	604,044
Series 1122, 1.25%, 11/30/2022	ILS	1,660,000	464,360
Series 1123, 1.50%, 11/30/2023	ILS	990,000	278,270
Series 0825, 1.75%, 8/31/2025	ILS	2,690,000	758,674
Series 0327, 2.00%, 3/31/2027	ILS	2,090,000	593,225
Series 0928, 2.25%, 9/28/2028	ILS	1,150,000	328,855
Series 0324, 3.75%, 3/31/2024	ILS	2,390,000	743,686
Series 0347, 3.75%, 3/31/2047	ILS	1,535,000	474,861
Series 0323, 4.25%, 3/31/2023	ILS	2,705,000	842,958
Series 0122, 5.50%, 1/31/2022	ILS	2,750,000	860,806
Series 0142, 5.50%, 1/31/2042	ILS	2,705,000	1,088,902
Series 1026, 6.25%, 10/30/2026	ILS	2,490,000	919,380
			8,432,195
ITALY — 5.0%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	570,000	633,674

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
0.35%, 6/15/2020	EUR	520,000	$585,383
0.35%, 11/1/2021	EUR	625,000	694,563
0.45%, 6/1/2021	EUR	645,000	722,601
0.65%, 10/15/2023	EUR	520,000	564,205
0.90%, 8/1/2022	EUR	820,000	914,601
0.95%, 3/1/2023	EUR	935,000	1,035,788
0.95%, 3/15/2023	EUR	665,000	736,540
1.20%, 4/1/2022	EUR	635,000	717,363
1.25%, 12/1/2026	EUR	730,000	773,149
1.45%, 11/15/2024	EUR	510,000	562,318
1.45%, 5/15/2025	EUR	250,000	273,198
1.60%, 6/1/2026	EUR	400,000	435,988
1.85%, 5/15/2024	EUR	555,000	628,596
2.00%, 2/1/2028	EUR	910,000	997,800
2.05%, 8/1/2027	EUR	790,000	872,770
2.20%, 6/1/2027	EUR	685,000	767,089
2.25%, 9/1/2036 (a)	EUR	545,000	550,319
Series 5Y, 2.45%, 10/1/2023	EUR	685,000	800,469
2.45%, 9/1/2033 (a)	EUR	690,000	735,827
2.50%, 11/15/2025	EUR	300,000	346,341
2.80%, 12/1/2028	EUR	790,000	911,923
2.80%, 3/1/2067 (a)	EUR	245,000	232,761
2.95%, 9/1/2038 (a)	EUR	650,000	701,231
3.45%, 3/1/2048 (a)	EUR	625,000	702,300
3.75%, 8/1/2021 (a)	EUR	750,000	900,998
7.25%, 11/1/2026	EUR	485,000	736,959
9.00%, 11/1/2023	EUR	500,000	746,772
Italy Certificati di Credito del Tesoro Zero Coupon, 11/27/2020	EUR	350,000	390,376
Republic of Italy:
0.20%, 10/15/2020	EUR	555,000	622,714
0.65%, 11/1/2020	EUR	510,000	575,780
0.70%, 5/1/2020	EUR	570,000	644,031
1.35%, 4/15/2022	EUR	750,000	850,461
1.45%, 9/15/2022	EUR	960,000	1,089,688
1.50%, 6/1/2025	EUR	775,000	849,752
1.65%, 3/1/2032 (a)	EUR	795,000	788,750
2.00%, 12/1/2025	EUR	680,000	764,302
2.15%, 12/15/2021	EUR	650,000	754,929
2.50%, 12/1/2024	EUR	720,000	839,079
2.70%, 3/1/2047 (a)	EUR	635,000	631,727
3.25%, 9/1/2046 (a)	EUR	660,000	725,063
3.50%, 3/1/2030 (a)	EUR	830,000	1,003,695
3.75%, 3/1/2021	EUR	890,000	1,061,683
3.75%, 5/1/2021 (a)	EUR	600,000	718,078
3.75%, 9/1/2024	EUR	700,000	865,179
4.00%, 9/1/2020	EUR	840,000	993,221
4.00%, 2/1/2037 (a)	EUR	1,090,000	1,365,623
4.50%, 5/1/2023	EUR	830,000	1,046,725
4.50%, 3/1/2024	EUR	855,000	1,087,929
4.50%, 3/1/2026 (a)	EUR	650,000	842,835
4.75%, 9/1/2021	EUR	930,000	1,143,383
4.75%, 8/1/2023 (a)	EUR	980,000	1,253,215
Security Description		Principal Amount	Value
4.75%, 9/1/2028 (a)	EUR	925,000	$1,244,299
4.75%, 9/1/2044 (a)	EUR	615,000	839,414
5.00%, 3/1/2022	EUR	985,000	1,233,333
5.00%, 3/1/2025 (a)	EUR	900,000	1,186,235
5.00%, 8/1/2034 (a)	EUR	695,000	967,825
5.00%, 8/1/2039 (a)	EUR	860,000	1,202,981
5.00%, 9/1/2040 (a)	EUR	870,000	1,212,819
5.25%, 11/1/2029	EUR	1,030,000	1,435,029
5.50%, 9/1/2022	EUR	700,000	900,038
5.50%, 11/1/2022	EUR	900,000	1,161,794
5.75%, 2/1/2033	EUR	836,000	1,237,154
6.00%, 5/1/2031	EUR	1,250,000	1,864,184
6.50%, 11/1/2027	EUR	980,000	1,453,960
			56,128,809
JAPAN — 22.6%
Government of Japan 5 Year Bond:
Series 124, 0.10%, 6/20/2020	JPY	286,700,000	2,598,859
Series 125, 0.10%, 9/20/2020	JPY	294,700,000	2,673,241
Series 126, 0.10%, 12/20/2020	JPY	275,900,000	2,504,425
Series 127, 0.10%, 3/20/2021	JPY	255,300,000	2,319,001
Series 128, 0.10%, 6/20/2021	JPY	320,900,000	2,917,078
Series 129, 0.10%, 9/20/2021	JPY	267,500,000	2,433,541
Series 130, 0.10%, 12/20/2021	JPY	400,000,000	3,641,867
Series 131, 0.10%, 3/20/2022	JPY	200,300,000	1,825,058
Series 132, 0.10%, 6/20/2022	JPY	327,000,000	2,981,953
Series 133, 0.10%, 9/20/2022	JPY	230,150,000	2,100,658
Series 134, 0.10%, 12/20/2022	JPY	272,150,000	2,486,662
Series 135, 0.10%, 3/20/2023	JPY	269,300,000	2,462,178
Series 136, 0.10%, 6/20/2023	JPY	213,000,000	1,949,243
Series 137, 0.10%, 9/20/2023	JPY	338,200,000	3,096,279
Series 138, 0.10%, 12/20/2023	JPY	210,000,000	1,924,274
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	250,500,000	2,312,743
Series 343, 0.10%, 6/20/2026	JPY	270,000,000	2,494,143
Series 344, 0.10%, 9/20/2026	JPY	282,550,000	2,611,121

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 345, 0.10%, 12/20/2026	JPY	292,250,000	$2,701,791
Series 346, 0.10%, 3/20/2027	JPY	342,250,000	3,165,082
Series 347, 0.10%, 6/20/2027	JPY	267,000,000	2,468,529
Series 348, 0.10%, 9/20/2027	JPY	289,000,000	2,671,772
Series 349, 0.10%, 12/20/2027	JPY	240,200,000	2,219,167
Series 350, 0.10%, 3/20/2028	JPY	537,550,000	4,963,614
Series 351, 0.10%, 6/20/2028	JPY	297,500,000	2,743,875
Series 352, 0.10%, 9/20/2028	JPY	266,150,000	2,453,288
Series 353, 0.10%, 12/20/2028	JPY	60,000,000	552,449
Series 337, 0.30%, 12/20/2024	JPY	151,750,000	1,410,561
Series 341, 0.30%, 12/20/2025	JPY	261,150,000	2,441,199
Series 338, 0.40%, 3/20/2025	JPY	150,450,000	1,408,604
Series 339, 0.40%, 6/20/2025	JPY	372,500,000	3,494,133
Series 340, 0.40%, 9/20/2025	JPY	271,350,000	2,549,589
Series 335, 0.50%, 9/20/2024	JPY	249,250,000	2,339,417
Series 336, 0.50%, 12/20/2024	JPY	73,700,000	692,767
Series 328, 0.60%, 3/20/2023	JPY	349,000,000	3,253,234
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	720,628
Series 332, 0.60%, 12/20/2023	JPY	325,000,000	3,047,398
Series 333, 0.60%, 3/20/2024	JPY	328,250,000	3,084,574
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,381,183
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	793,679
Series 311, 0.80%, 9/20/2020	JPY	130,000,000	1,191,311
Series 324, 0.80%, 6/20/2022	JPY	239,950,000	2,237,170
Series 325, 0.80%, 9/20/2022	JPY	250,000,000	2,336,721
Series 327, 0.80%, 12/20/2022	JPY	195,600,000	1,833,093
Series 329, 0.80%, 6/20/2023	JPY	230,000,000	2,165,950
Series 330, 0.80%, 9/20/2023	JPY	275,750,000	2,603,139
Security Description		Principal Amount	Value
Series 322, 0.90%, 3/20/2022	JPY	135,000,000	$1,259,158
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	893,214
Series 310, 1.00%, 9/20/2020	JPY	214,650,000	1,972,740
Series 318, 1.00%, 9/20/2021	JPY	190,000,000	1,766,793
Series 320, 1.00%, 12/20/2021	JPY	212,150,000	1,978,572
Series 321, 1.00%, 3/20/2022	JPY	320,000,000	2,993,201
Series 309, 1.10%, 6/20/2020	JPY	66,000,000	605,529
Series 316, 1.10%, 6/20/2021	JPY	100,000,000	929,132
Series 317, 1.10%, 9/20/2021	JPY	170,000,000	1,584,624
Series 319, 1.10%, 12/20/2021	JPY	100,000,000	935,095
Series 312, 1.20%, 12/20/2020	JPY	274,500,000	2,538,713
Series 315, 1.20%, 6/20/2021	JPY	95,000,000	884,590
Series 313, 1.30%, 3/20/2021	JPY	160,000,000	1,487,537
Government of Japan 2 Year Bond:
Series 388, 0.10%, 5/15/2020	JPY	161,000,000	1,459,000
Series 389, 0.10%, 6/1/2020	JPY	106,000,000	960,718
Series 391, 0.10%, 8/1/2020	JPY	185,000,000	1,677,477
Series 392, 0.10%, 9/1/2020	JPY	238,000,000	2,158,546
Series 394, 0.10%, 11/1/2020	JPY	69,000,000	626,084
Series 396, 0.10%, 1/1/2021	JPY	165,000,000	1,497,828
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,118,522
Series 156, 0.40%, 3/20/2036	JPY	128,900,000	1,198,047
Series 158, 0.50%, 9/20/2036	JPY	151,300,000	1,425,789
Series 164, 0.50%, 3/20/2038	JPY	175,000,000	1,635,721
Series 165, 0.50%, 6/20/2038	JPY	90,000,000	840,057
Series 159, 0.60%, 12/20/2036	JPY	130,050,000	1,244,290
Series 161, 0.60%, 6/20/2037	JPY	122,150,000	1,166,188

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 162, 0.60%, 9/20/2037	JPY	145,000,000	$1,382,639
Series 163, 0.60%, 12/20/2037	JPY	56,000,000	533,018
Series 160, 0.70%, 3/20/2037	JPY	111,450,000	1,082,561
Series 166, 0.70%, 9/20/2038	JPY	120,000,000	1,159,854
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	564,960
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	449,633
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,198,163
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,360,933
Series 152, 1.20%, 3/20/2035	JPY	155,000,000	1,623,267
Series 154, 1.20%, 9/20/2035	JPY	154,950,000	1,624,130
Series 153, 1.30%, 6/20/2035	JPY	150,000,000	1,593,075
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	478,732
Series 150, 1.40%, 9/20/2034	JPY	260,000,000	2,790,763
Series 144, 1.50%, 3/20/2033	JPY	24,300,000	262,265
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,192,603
Series 149, 1.50%, 6/20/2034	JPY	200,000,000	2,171,405
Series 136, 1.60%, 3/20/2032	JPY	92,150,000	999,393
Series 143, 1.60%, 3/20/2033	JPY	200,000,000	2,183,494
Series 147, 1.60%, 12/20/2033	JPY	200,000,000	2,194,606
Series 140, 1.70%, 9/20/2032	JPY	200,000,000	2,200,768
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,433,048
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,727,137
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,938,779
Series 122, 1.80%, 9/20/2030	JPY	55,650,000	607,326
Series 130, 1.80%, 9/20/2031	JPY	260,000,000	2,866,166
Series 133, 1.80%, 12/20/2031	JPY	150,000,000	1,657,189
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,448,986
Series 58, 1.90%, 9/20/2022	JPY	60,000,000	581,634
Security Description		Principal Amount	Value
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	$546,422
Series 108, 1.90%, 12/20/2028	JPY	83,200,000	898,148
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	588,084
Series 121, 1.90%, 9/20/2030	JPY	55,300,000	609,247
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	609,420
Series 73, 2.00%, 12/20/2024	JPY	45,000,000	458,212
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	307,004
Series 93, 2.00%, 3/20/2027	JPY	80,000,000	850,290
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	557,921
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	381,837
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	712,686
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	467,832
Series 92, 2.10%, 12/20/2026	JPY	130,000,000	1,384,834
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	856,130
Series 96, 2.10%, 6/20/2027	JPY	63,000,000	676,787
Series 99, 2.10%, 12/20/2027	JPY	140,000,000	1,515,696
Series 105, 2.10%, 9/20/2028	JPY	74,000,000	809,464
Series 113, 2.10%, 9/20/2029	JPY	146,250,000	1,621,111
Series 117, 2.10%, 3/20/2030	JPY	129,000,000	1,439,017
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	640,276
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	920,264
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	908,999
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	551,254
Series 115, 2.20%, 12/20/2029	JPY	70,000,000	785,238
Series 125, 2.20%, 3/20/2031	JPY	178,650,000	2,037,403
Series 95, 2.30%, 6/20/2027	JPY	100,000,000	1,089,317
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	653,460
Government of Japan 30 Year Bond:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 51, 0.30%, 6/20/2046	JPY	95,000,000	$819,703
Series 52, 0.50%, 9/20/2046	JPY	37,500,000	340,849
Series 53, 0.60%, 12/20/2046	JPY	84,650,000	788,178
Series 59, 0.70%, 6/20/2048	JPY	77,000,000	732,803
Series 61, 0.70%, 12/20/2048	JPY	25,000,000	237,487
Series 50, 0.80%, 3/20/2046	JPY	89,650,000	877,264
Series 54, 0.80%, 3/20/2047	JPY	93,150,000	910,646
Series 55, 0.80%, 6/20/2047	JPY	84,650,000	827,021
Series 56, 0.80%, 9/20/2047	JPY	88,750,000	866,717
Series 57, 0.80%, 12/20/2047	JPY	88,250,000	861,467
Series 58, 0.80%, 3/20/2048	JPY	107,150,000	1,044,762
Series 60, 0.90%, 9/20/2048	JPY	71,650,000	716,396
Series 48, 1.40%, 9/20/2045	JPY	99,000,000	1,103,467
Series 49, 1.40%, 12/20/2045	JPY	94,650,000	1,055,914
Series 45, 1.50%, 12/20/2044	JPY	65,000,000	735,639
Series 46, 1.50%, 3/20/2045	JPY	99,650,000	1,130,555
Series 47, 1.60%, 6/20/2045	JPY	75,000,000	868,044
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	466,211
Series 41, 1.70%, 12/20/2043	JPY	93,000,000	1,088,348
Series 42, 1.70%, 3/20/2044	JPY	79,650,000	933,197
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	586,909
Series 44, 1.70%, 9/20/2044	JPY	87,000,000	1,021,937
Series 38, 1.80%, 3/20/2043	JPY	120,000,000	1,421,645
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	832,708
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	1,021,858
Series 39, 1.90%, 6/20/2043	JPY	66,450,000	802,875
Series 13, 2.00%, 12/20/2033	JPY	70,000,000	804,717
Series 33, 2.00%, 9/20/2040	JPY	126,200,000	1,520,660
Security Description		Principal Amount	Value
Series 35, 2.00%, 9/20/2041	JPY	127,500,000	$1,545,551
Series 36, 2.00%, 3/20/2042	JPY	125,000,000	1,522,146
Series 34, 2.20%, 3/20/2041	JPY	105,550,000	1,315,825
Series 21, 2.30%, 12/20/2035	JPY	50,000,000	606,067
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	224,855
Series 30, 2.30%, 3/20/2039	JPY	90,900,000	1,130,828
Series 32, 2.30%, 3/20/2040	JPY	117,550,000	1,474,247
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	496,411
Series 29, 2.40%, 9/20/2038	JPY	80,000,000	1,004,349
Series 16, 2.50%, 9/20/2034	JPY	70,000,000	857,354
Series 20, 2.50%, 9/20/2035	JPY	60,000,000	743,011
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	497,675
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	375,493
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	605,062
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	107,250,000	917,243
Series 11, 0.80%, 3/20/2058	JPY	65,000,000	632,518
Series 10, 0.90%, 3/20/2057	JPY	106,750,000	1,071,782
Series 8, 1.40%, 3/20/2055	JPY	78,750,000	908,024
Series 7, 1.70%, 3/20/2054	JPY	65,000,000	803,414
Series 6, 1.90%, 3/20/2053	JPY	70,000,000	898,860
Series 5, 2.00%, 3/20/2052	JPY	65,000,000	848,039
Series 2, 2.20%, 3/20/2049	JPY	39,650,000	525,959
Series 3, 2.20%, 3/20/2050	JPY	39,650,000	530,168
Series 4, 2.20%, 3/20/2051	JPY	63,050,000	849,610
Series 1, 2.40%, 3/20/2048	JPY	30,000,000	409,822
			253,488,576
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	150,000	167,248
0.50%, 12/15/2020	EUR	100,000	113,289

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	$118,679
1.38%, 5/16/2036	EUR	150,000	168,845
Series 7, 2.25%, 2/15/2047	EUR	200,000	249,812
Series REGS, 2.63%, 1/21/2021	EUR	150,000	176,633
Series EMTN, 2.88%, 4/30/2024	EUR	200,000	254,941
			1,249,447
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	197,630
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	177,054
Series EMTN, 2.10%, 5/26/2047	EUR	145,000	174,587
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	125,759
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	238,099
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	129,970
			1,043,099
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	350,000	408,914
2.13%, 7/10/2023	EUR	290,000	360,503
2.25%, 3/21/2022	EUR	200,000	242,829
2.25%, 3/19/2028	EUR	80,000	106,114
3.38%, 5/18/2020	EUR	250,000	293,000
			1,411,360
MALAYSIA — 2.0%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,790,000	438,762
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	491,980
Series 0315, 3.66%, 10/15/2020	MYR	1,000,000	246,053
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	559,475
Series 0215, 3.80%, 9/30/2022	MYR	2,000,000	494,640
Series 0116, 3.80%, 8/17/2023	MYR	2,500,000	616,777
Series 0413, 3.84%, 4/15/2033	MYR	1,200,000	285,683
Series 0117, 3.88%, 3/10/2022	MYR	2,100,000	521,263
Security Description		Principal Amount	Value
Series 0613, 3.89%, 7/31/2020	MYR	3,800,000	$936,758
Series 0316, 3.90%, 11/30/2026	MYR	3,500,000	870,669
Series 0417, 3.90%, 11/16/2027	MYR	3,470,000	853,203
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	746,075
Series 0314, 4.05%, 9/30/2021	MYR	2,950,000	733,358
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	621,752
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	367,742
Series 0114, 4.18%, 7/15/2024	MYR	2,295,000	575,550
Series 0411, 4.23%, 6/30/2031	MYR	1,120,000	279,671
Series 0415, 4.25%, 5/31/2035	MYR	1,850,000	452,082
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	508,874
Series 0216, 4.74%, 3/15/2046	MYR	1,570,000	389,142
Series 0317, 4.76%, 4/7/2037	MYR	3,320,000	856,378
Series 0713, 4.94%, 9/30/2043	MYR	1,110,000	286,520
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	1,085,000	265,246
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	369,207
Series 0216, 3.74%, 8/26/2021	MYR	3,273,000	806,594
Series 0215, 3.80%, 8/27/2020	MYR	2,580,000	635,067
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	306,764
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	325,475
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	310,747
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	461,193
Series 0316, 4.07%, 9/30/2026	MYR	3,300,000	822,910
Series 0115, 4.19%, 7/15/2022	MYR	1,565,000	391,141
Series 0315, 4.25%, 9/30/2030	MYR	2,000,000	503,161
Series 0117, 4.26%, 7/26/2027	MYR	3,850,000	973,151
Series 0116, 4.39%, 7/7/2023	MYR	3,025,000	763,444

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 0813, 4.44%, 5/22/2024	MYR	2,380,000	$604,126
Series 0513, 4.58%, 8/30/2033	MYR	2,385,000	607,708
Series 0617, 4.72%, 6/15/2033	MYR	1,000,000	260,451
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	535,189
Series 0615, 4.79%, 10/31/2035	MYR	920,000	238,565
Series 0417, 4.90%, 5/8/2047	MYR	1,580,000	402,409
Series 0913, 4.94%, 12/6/2028	MYR	2,725,000	725,450
			22,440,405
MEXICO — 1.9%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	23,145,000	1,053,973
Series M, 6.50%, 6/10/2021	MXN	41,415,000	2,078,917
Series M, 6.50%, 6/9/2022	MXN	39,350,000	1,953,594
Series M, 7.25%, 12/9/2021	MXN	20,815,000	1,058,128
Series M 20, 7.50%, 6/3/2027	MXN	43,335,000	2,163,164
Series M, 7.75%, 5/29/2031	MXN	20,030,000	997,788
Series M, 7.75%, 11/23/2034	MXN	13,190,000	646,788
Series M, 7.75%, 11/13/2042	MXN	28,510,000	1,364,982
Series M, 8.00%, 6/11/2020	MXN	41,245,000	2,132,152
Series M, 8.00%, 12/7/2023	MXN	35,520,000	1,843,378
Series M, 8.00%, 11/7/2047	MXN	14,340,000	701,597
Series M 20, 8.50%, 5/31/2029	MXN	18,860,000	999,505
Series M 30, 8.50%, 11/18/2038	MXN	18,905,000	981,617
Series M 20, 10.00%, 12/5/2024	MXN	39,460,000	2,233,174
Series M 30, 10.00%, 11/20/2036	MXN	12,550,000	744,596
			20,953,353
NETHERLANDS — 4.6%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	2,160,000	2,462,488
0.25%, 7/15/2025 (a)	EUR	2,240,000	2,596,630
1.75%, 7/15/2023 (a)	EUR	2,510,000	3,085,806
2.00%, 7/15/2024 (a)	EUR	2,295,000	2,900,295
Security Description		Principal Amount	Value
2.25%, 7/15/2022 (a)	EUR	2,195,000	$2,692,666
2.50%, 1/15/2033 (a)	EUR	1,970,000	2,870,062
2.75%, 1/15/2047 (a)	EUR	2,100,000	3,636,168
3.25%, 7/15/2021 (a)	EUR	2,505,000	3,062,904
3.50%, 7/15/2020 (a)	EUR	2,050,000	2,423,840
3.75%, 1/15/2023	EUR	1,565,000	2,044,945
3.75%, 1/15/2042 (a)	EUR	2,335,000	4,427,835
4.00%, 1/15/2037 (a)	EUR	2,420,000	4,388,325
5.50%, 1/15/2028	EUR	1,990,000	3,331,029
Netherlands Government Bond:
Zero Coupon, 1/15/2024 (a)	EUR	2,240,000	2,560,231
0.25%, 7/15/2029 (a)	EUR	170,000	193,157
0.50%, 7/15/2026 (a)	EUR	2,275,000	2,679,500
0.75%, 7/15/2027 (a)	EUR	2,380,000	2,850,764
0.75%, 7/15/2028 (a)	EUR	1,850,000	2,215,702
7.50%, 1/15/2023 (a)	EUR	415,000	608,928
			51,031,275
NEW ZEALAND — 0.5%
New Zealand Government Bond:
Series 0425, 2.75%, 4/15/2025	NZD	995,000	725,943
Series 0437, 2.75%, 4/15/2037	NZD	750,000	555,580
Series 0420, 3.00%, 4/15/2020	NZD	1,105,000	764,947
Series 0429, 3.00%, 4/20/2029	NZD	690,000	521,592
Series 0433, 3.50%, 4/14/2033	NZD	700,000	564,961
Series 0427, 4.50%, 4/15/2027	NZD	860,000	711,096
Series 0423, 5.50%, 4/15/2023	NZD	1,340,000	1,058,060
Series 0521, 6.00%, 5/15/2021	NZD	1,650,000	1,232,229
			6,134,408
NORWAY — 0.6%
Norway Government Bond:
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,050,000	588,295
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,360,000	635,051
Series 479, 1.75%, 2/17/2027 (a)	NOK	5,755,000	680,862
Series 481, 1.75%, 9/6/2029 (a)	NOK	1,000,000	117,829
Series 475, 2.00%, 5/24/2023 (a)	NOK	10,410,000	1,241,260
Series 480, 2.00%, 4/26/2028 (a)	NOK	5,230,000	630,241

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,920,000	$866,522
Series 474, 3.75%, 5/25/2021 (a)	NOK	12,265,000	1,498,251
			6,258,311
POLAND — 1.4%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,330,000	595,589
Series 0521, Zero Coupon, 5/25/2021	PLN	500,000	125,727
Series 0420, 1.50%, 4/25/2020	PLN	4,325,000	1,127,590
Series 0721, 1.75%, 7/25/2021	PLN	4,520,000	1,180,061
Series 0421, 2.00%, 4/25/2021	PLN	3,990,000	1,047,286
Series 0422, 2.25%, 4/25/2022	PLN	4,425,000	1,166,311
Series 0123, 2.50%, 1/25/2023	PLN	4,840,000	1,286,353
Series 0424, 2.50%, 4/25/2024	PLN	2,595,000	686,163
Series 0726, 2.50%, 7/25/2026	PLN	5,405,000	1,406,342
Series 0727, 2.50%, 7/25/2027	PLN	4,675,000	1,204,036
Series 0428, 2.75%, 4/25/2028	PLN	4,520,000	1,178,971
Series 0725, 3.25%, 7/25/2025	PLN	3,990,000	1,093,286
Series 1023, 4.00%, 10/25/2023	PLN	3,980,000	1,122,790
Series 0447, 4.00%, 4/25/2047	PLN	440,000	133,216
Series 1020, 5.25%, 10/25/2020	PLN	2,590,000	712,987
Series 1021, 5.75%, 10/25/2021	PLN	2,225,000	638,392
Series 0922, 5.75%, 9/23/2022	PLN	3,385,000	995,568
Series 0429, 5.75%, 4/25/2029	PLN	1,335,000	439,913
			16,140,581
PORTUGAL — 2.1%
Portugal Obrigacoes do Tesouro OT:
1.95%, 6/15/2029 (a)	EUR	650,000	778,033
2.13%, 10/17/2028 (a)	EUR	1,470,000	1,798,013
2.20%, 10/17/2022 (a)	EUR	1,525,000	1,855,241
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	550,000	659,383
2.88%, 10/15/2025 (a)	EUR	1,835,000	2,368,052
2.88%, 7/21/2026 (a)	EUR	1,180,000	1,524,236
3.85%, 4/15/2021 (a)	EUR	1,845,000	2,247,670
3.88%, 2/15/2030 (a)	EUR	740,000	1,041,769
Security Description		Principal Amount	Value
4.10%, 4/15/2037 (a)	EUR	1,205,000	$1,781,941
4.10%, 2/15/2045 (a)	EUR	580,000	875,624
4.13%, 4/14/2027 (a)	EUR	1,380,000	1,931,065
4.80%, 6/15/2020 (a)	EUR	1,195,000	1,424,934
4.95%, 10/25/2023 (a)	EUR	1,825,000	2,507,505
5.65%, 2/15/2024 (a)	EUR	1,850,000	2,629,058
			23,422,524
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	35,650,000	536,550
Series 6223, 6.50%, 2/28/2024	RUB	42,600,000	610,299
Series 6224, 6.90%, 5/23/2029	RUB	23,000,000	317,916
Series 5083, 7.00%, 12/15/2021	RUB	44,820,000	670,620
Series 6211, 7.00%, 1/25/2023	RUB	23,330,000	345,365
Series 6215, 7.00%, 8/16/2023	RUB	39,025,000	575,067
Series 6212, 7.05%, 1/19/2028	RUB	52,510,000	745,726
Series 6222, 7.10%, 10/16/2024	RUB	51,890,000	759,827
Series 6225, 7.25%, 5/10/2034	RUB	17,030,000	235,088
Series 6220, 7.40%, 12/7/2022	RUB	50,930,000	766,289
Series 6217, 7.50%, 8/18/2021	RUB	42,950,000	651,793
Series 6205, 7.60%, 4/14/2021	RUB	22,010,000	334,920
Series 6209, 7.60%, 7/20/2022	RUB	24,060,000	363,660
Series 6221, 7.70%, 3/23/2033	RUB	55,580,000	804,968
Series 6219, 7.75%, 9/16/2026	RUB	53,080,000	791,787
Series 6207, 8.15%, 2/3/2027	RUB	51,365,000	786,141
Series 6218, 8.50%, 9/17/2031	RUB	40,040,000	619,985
			9,916,001
SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	455,000	330,328
1.75%, 4/1/2022	SGD	515,000	378,180
1.75%, 2/1/2023	SGD	430,000	315,371
2.00%, 7/1/2020	SGD	890,000	657,564
2.13%, 6/1/2026	SGD	745,000	553,958
2.25%, 6/1/2021	SGD	1,170,000	869,545
2.25%, 8/1/2036	SGD	675,000	488,477

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
2.38%, 6/1/2025	SGD	540,000	$407,523
2.63%, 5/1/2028	SGD	480,000	370,282
2.75%, 7/1/2023	SGD	1,385,000	1,056,331
2.75%, 4/1/2042	SGD	780,000	599,463
2.75%, 3/1/2046	SGD	930,000	713,213
2.88%, 7/1/2029	SGD	340,000	268,023
2.88%, 9/1/2030	SGD	650,000	511,933
3.00%, 9/1/2024	SGD	900,000	699,555
3.13%, 9/1/2022	SGD	900,000	690,673
3.25%, 9/1/2020	SGD	1,220,000	917,283
3.38%, 9/1/2033	SGD	950,000	791,583
3.50%, 3/1/2027	SGD	1,180,000	963,131
			11,582,416
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	260,000	292,492
Series 231, 0.63%, 5/22/2026	EUR	220,000	253,504
Series 234, 1.00%, 6/12/2028	EUR	120,000	140,401
Series 228, 1.38%, 1/21/2027	EUR	450,000	545,131
Series 229, 1.63%, 1/21/2031	EUR	310,000	377,490
Series 232, 1.88%, 3/9/2037	EUR	465,000	580,279
Series 233, 2.00%, 10/17/2047	EUR	255,000	318,768
Series 235, 2.25%, 6/12/2068	EUR	70,000	84,474
Series 225, 3.00%, 2/28/2023	EUR	445,000	560,728
Series 223, 3.38%, 11/15/2024	EUR	445,000	593,645
Series 227, 3.63%, 1/16/2029	EUR	430,000	621,844
Series 214, 4.00%, 4/27/2020	EUR	480,000	563,391
Series 216, 4.35%, 10/14/2025	EUR	480,000	704,736
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	100,000	122,192
			5,759,075
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	385,000	449,010
Series RS81, 1.19%, 3/14/2029	EUR	200,000	234,747
Series RS79, 1.25%, 3/22/2027	EUR	500,000	599,927
Security Description		Principal Amount	Value
Series RS74, 1.50%, 3/25/2035	EUR	240,000	$279,234
Series RS78, 1.75%, 11/3/2040	EUR	470,000	548,619
Series RS75, 2.13%, 7/28/2025	EUR	280,000	352,370
Series RS73, 2.25%, 3/25/2022	EUR	155,000	187,128
Series RS77, 2.25%, 3/3/2032	EUR	290,000	377,340
Series RS71, 3.00%, 4/8/2021	EUR	100,000	119,706
Series RS76, 3.13%, 8/7/2045	EUR	195,000	283,457
Series RS69, 4.38%, 1/18/2021	EUR	270,000	328,757
Series RS66, 4.63%, 9/9/2024	EUR	210,000	294,503
Series RS70, 5.13%, 3/30/2026	EUR	235,000	353,221
			4,408,019
SOUTH KOREA — 4.4%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	1,344,740,000	1,174,144
Series 2612, 1.50%, 12/10/2026	KRW	2,039,150,000	1,751,190
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	565,092
Series 2006, 1.75%, 6/10/2020	KRW	1,583,500,000	1,394,480
Series 2606, 1.88%, 6/10/2026	KRW	2,300,000,000	2,031,100
Series 2009, 2.00%, 9/10/2020	KRW	4,044,000,000	3,573,502
Series 2103, 2.00%, 3/10/2021	KRW	5,810,000,000	5,142,728
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	682,260
Series 4603, 2.00%, 3/10/2046	KRW	2,125,000,000	1,911,656
Series 2706, 2.13%, 6/10/2027	KRW	2,627,370,000	2,359,129
Series 4703, 2.13%, 3/10/2047	KRW	3,368,330,000	3,111,626
Series 2506, 2.25%, 6/10/2025	KRW	2,149,940,000	1,942,378
Series 2512, 2.25%, 12/10/2025	KRW	1,566,000,000	1,416,283
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	460,447
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	909,366
Series 4412, 2.75%, 12/10/2044	KRW	1,748,000,000	1,805,728

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 2409, 3.00%, 9/10/2024	KRW	1,944,000,000	$1,818,376
Series 4212, 3.00%, 12/10/2042	KRW	1,671,780,000	1,781,739
Series 2309, 3.38%, 9/10/2023	KRW	2,059,090,000	1,938,062
Series 2403, 3.50%, 3/10/2024	KRW	655,830,000	624,007
Series 2206, 3.75%, 6/10/2022	KRW	1,827,000,000	1,707,991
Series 3312, 3.75%, 12/10/2033	KRW	1,386,250,000	1,512,014
Series 3112, 4.00%, 12/10/2031	KRW	1,722,640,000	1,876,576
Series 2106, 4.25%, 6/10/2021	KRW	1,960,320,000	1,819,802
Series 3012, 4.75%, 12/10/2030	KRW	1,135,050,000	1,299,565
Series 2006, 5.00%, 6/10/2020	KRW	2,299,994,000	2,102,842
Series 2803, 5.50%, 3/10/2028	KRW	2,237,000,000	2,555,456
			49,267,539
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	825,000	932,233
1.15%, 7/30/2020	EUR	965,000	1,105,438
1.40%, 4/30/2028 (a)	EUR	1,200,000	1,402,942
1.40%, 7/30/2028 (a)	EUR	1,215,000	1,413,649
1.60%, 4/30/2025 (a)	EUR	1,151,000	1,385,324
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,348,849
1.95%, 7/30/2030 (a)	EUR	1,100,000	1,327,968
2.15%, 10/31/2025 (a)	EUR	800,000	993,050
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	440,000	542,537
2.75%, 10/31/2024 (a)	EUR	1,280,000	1,630,569
3.80%, 4/30/2024 (a)	EUR	1,340,000	1,776,112
4.00%, 4/30/2020 (a)	EUR	1,100,000	1,293,092
4.20%, 1/31/2037 (a)	EUR	1,065,000	1,649,944
4.40%, 10/31/2023 (a)	EUR	1,258,000	1,689,462
4.65%, 7/30/2025 (a)	EUR	470,000	665,803
4.70%, 7/30/2041 (a)	EUR	1,040,000	1,742,953
4.80%, 1/31/2024 (a)	EUR	899,000	1,234,525
4.85%, 10/31/2020 (a)	EUR	930,000	1,130,852
4.90%, 7/30/2040 (a)	EUR	935,000	1,596,901
5.15%, 10/31/2028 (a)	EUR	975,000	1,508,846
5.15%, 10/31/2044 (a)	EUR	715,000	1,287,989
5.40%, 1/31/2023 (a)	EUR	1,030,000	1,398,645
5.50%, 4/30/2021 (a)	EUR	1,240,000	1,559,898
5.75%, 7/30/2032	EUR	1,080,000	1,857,192
5.85%, 1/31/2022 (a)	EUR	1,180,000	1,552,796
5.90%, 7/30/2026 (a)	EUR	770,000	1,188,495
6.00%, 1/31/2029	EUR	1,335,000	2,199,429
Spain Government Bond:
0.05%, 10/31/2021	EUR	455,000	514,470
Security Description		Principal Amount	Value
0.35%, 7/30/2023	EUR	1,170,000	$1,330,301
0.40%, 4/30/2022	EUR	1,120,000	1,280,050
0.45%, 10/31/2022	EUR	975,000	1,116,681
0.75%, 7/30/2021	EUR	1,088,000	1,250,797
1.30%, 10/31/2026 (a)	EUR	1,130,000	1,325,521
1.45%, 10/31/2027 (a)	EUR	1,155,000	1,359,760
1.45%, 4/30/2029 (a)	EUR	450,000	522,047
1.50%, 4/30/2027 (a)	EUR	1,170,000	1,385,293
2.35%, 7/30/2033 (a)	EUR	870,000	1,076,754
2.90%, 10/31/2046 (a)	EUR	850,000	1,097,586
3.45%, 7/30/2066 (a)	EUR	510,000	711,694
			50,386,447
SWEDEN — 0.9%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	6,410,000	727,011
Series 1061, 0.75%, 11/12/2029 (a)	SEK	4,845,000	545,877
Series 1059, 1.00%, 11/12/2026	SEK	8,840,000	1,021,232
Series 1057, 1.50%, 11/13/2023 (a)	SEK	11,940,000	1,392,526
Series 1056, 2.25%, 6/1/2032	SEK	2,900,000	382,200
Series 1058, 2.50%, 5/12/2025	SEK	9,150,000	1,143,221
Series 1054, 3.50%, 6/1/2022	SEK	15,075,000	1,825,756
Series 1053, 3.50%, 3/30/2039	SEK	6,670,000	1,077,592
Series 1047, 5.00%, 12/1/2020	SEK	13,985,000	1,646,908
			9,762,323
SWITZERLAND — 1.1%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	350,000	365,077
0.50%, 5/27/2030	CHF	310,000	339,665
0.50%, 6/27/2032	CHF	130,000	142,200
0.50%, 6/28/2045	CHF	70,000	76,781
0.50%, 5/24/2055	CHF	170,000	188,350
0.50%, 5/30/2058	CHF	245,000	271,126
1.25%, 6/11/2024	CHF	515,000	569,763
1.25%, 5/28/2026	CHF	300,000	341,088
1.25%, 6/27/2037	CHF	535,000	654,560
1.50%, 7/24/2025	CHF	460,000	525,349
1.50%, 4/30/2042	CHF	550,000	724,836
2.00%, 4/28/2021	CHF	580,000	616,050
2.00%, 5/25/2022	CHF	565,000	616,854
2.00%, 6/25/2064	CHF	360,000	617,260
2.25%, 7/6/2020	CHF	675,000	703,650
2.25%, 6/22/2031	CHF	270,000	354,424
2.50%, 3/8/2036	CHF	510,000	727,222

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
3.25%, 6/27/2027	CHF	380,000	$502,024
3.50%, 4/8/2033	CHF	540,000	818,215
4.00%, 2/11/2023	CHF	615,000	731,528
4.00%, 4/8/2028	CHF	835,000	1,182,230
4.00%, 1/6/2049	CHF	400,000	842,623
			11,910,875
THAILAND — 1.9%
Thailand Government Bond:
1.88%, 6/17/2022	THB	30,300,000	954,173
2.00%, 12/17/2022	THB	33,665,000	1,062,405
2.13%, 12/17/2026	THB	76,700,000	2,379,397
2.55%, 6/26/2020	THB	17,420,000	554,095
2.88%, 6/17/2046	THB	20,950,000	617,269
3.40%, 6/17/2036	THB	17,710,000	598,941
3.58%, 12/17/2027	THB	16,000,000	550,783
3.63%, 6/16/2023	THB	37,640,000	1,261,326
3.65%, 12/17/2021	THB	57,260,000	1,891,750
3.78%, 6/25/2032	THB	10,000,000	350,808
3.85%, 12/12/2025	THB	40,200,000	1,388,954
4.00%, 6/17/2066	THB	35,230,000	1,219,660
4.26%, 12/12/2037	THB	79,900,000	2,842,627
4.68%, 6/29/2044	THB	31,340,000	1,227,823
4.75%, 12/20/2024	THB	5,000,000	178,995
4.85%, 6/17/2061	THB	28,010,000	1,139,440
4.88%, 6/22/2029	THB	55,055,000	2,089,061
Series 06-5, 5.85%, 3/31/2021	THB	14,150,000	480,975
			20,788,482
UNITED KINGDOM — 5.6%
United Kingdom Treasury Bond:
0.50%, 7/22/2022	GBP	1,055,000	1,368,150
0.75%, 7/22/2023	GBP	1,080,000	1,409,282
1.00%, 4/22/2024	GBP	570,000	751,479
1.25%, 7/22/2027	GBP	920,000	1,231,464
1.50%, 1/22/2021	GBP	1,185,000	1,567,874
1.50%, 7/22/2026	GBP	950,000	1,296,967
1.50%, 7/22/2047	GBP	895,000	1,150,369
1.63%, 10/22/2028	GBP	815,000	1,121,959
1.63%, 10/22/2071	GBP	440,000	614,305
1.75%, 9/7/2022	GBP	1,105,000	1,492,626
1.75%, 9/7/2037	GBP	690,000	938,072
1.75%, 1/22/2049	GBP	155,000	211,162
1.75%, 7/22/2057	GBP	615,000	869,325
2.00%, 7/22/2020	GBP	1,140,000	1,511,411
2.00%, 9/7/2025	GBP	975,000	1,368,097
2.25%, 9/7/2023	GBP	1,020,000	1,418,857
2.50%, 7/22/2065	GBP	695,000	1,226,463
2.75%, 9/7/2024	GBP	1,100,000	1,586,094
3.25%, 1/22/2044	GBP	1,000,000	1,751,065
3.50%, 1/22/2045	GBP	1,015,000	1,862,083
3.50%, 7/22/2068	GBP	740,000	1,659,957
Security Description		Principal Amount	Value
3.75%, 9/7/2020	GBP	920,000	$1,251,554
3.75%, 9/7/2021	GBP	1,050,000	1,470,929
3.75%, 7/22/2052	GBP	885,000	1,832,342
4.00%, 3/7/2022	GBP	1,430,000	2,045,224
4.00%, 1/22/2060	GBP	860,000	1,998,900
4.25%, 12/7/2027	GBP	1,160,000	1,935,344
4.25%, 6/7/2032	GBP	1,300,000	2,314,736
4.25%, 3/7/2036	GBP	1,165,000	2,165,637
4.25%, 9/7/2039	GBP	849,000	1,641,181
4.25%, 12/7/2040	GBP	899,000	1,760,853
4.25%, 12/7/2046	GBP	850,000	1,773,921
4.25%, 12/7/2049	GBP	720,000	1,559,132
4.25%, 12/7/2055	GBP	965,000	2,245,918
4.50%, 9/7/2034	GBP	1,160,000	2,174,197
4.50%, 12/7/2042	GBP	950,000	1,964,643
4.75%, 12/7/2030	GBP	1,210,000	2,205,072
4.75%, 12/7/2038	GBP	950,000	1,932,111
5.00%, 3/7/2025	GBP	1,005,000	1,630,648
6.00%, 12/7/2028	GBP	645,000	1,230,111
8.00%, 6/7/2021	GBP	865,000	1,307,530
			62,847,044
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,137,687,250)			1,097,970,602
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $41,001)	41,001	41,001
TOTAL INVESTMENTS — 98.0% (Cost $1,137,728,251)		1,098,011,603
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		22,685,552
NET ASSETS — 100.0%		$1,120,697,155
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.4% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CNY—	China Yuan Renminbi
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,097,970,602	$—	$1,097,970,602
Short-Term Investment	41,001	—	—	41,001
TOTAL INVESTMENTS	$41,001	$1,097,970,602	$—	$1,098,011,603
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	216,818	$216,818	$75,488,865	$75,664,682	$—	$—	41,001	$41,001	$14,408	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 85.0%
AEROSPACE & DEFENSE — 0.6%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.99%, 5/11/2020 (a)	$3,609,000	$3,614,413
3 Month USD LIBOR + 0.38%, 3.08%, 5/11/2021 (a)	4,865,000	4,883,633
Spirit AeroSystems, Inc. 3 Month USD LIBOR + 0.80%, 3.41%, 6/15/2021 (a)	2,648,000	2,628,776
United Technologies Corp.:
3 Month USD LIBOR + 0.35%, 3.09%, 11/1/2019 (a)	3,618,000	3,622,703
3 Month USD LIBOR + 0.65%, 3.33%, 8/16/2021 (a)	7,752,000	7,755,721
		22,505,246
AGRICULTURE — 0.4%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 3.28%, 8/14/2020 (a)	7,951,000	7,934,939
3 Month USD LIBOR + 0.88%, 3.56%, 8/15/2022 (a)	6,952,000	6,910,427
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42%, 3.06%, 2/21/2020 (a)	2,340,000	2,344,423
		17,189,789
AUTO MANUFACTURERS — 7.9%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.18%, 2.84%, 5/22/2020 (a)	4,500,000	4,505,355
3 Month USD LIBOR + 0.26%, 2.87%, 6/16/2020 (a)	9,097,000	9,107,189
3 Month USD LIBOR + 0.47%, 3.26%, 1/8/2021 (a)	2,980,000	2,989,119
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.91%, 2/12/2021 (a)	4,420,000	4,413,326
Series MTN, 3 Month USD LIBOR + 0.15%, 2.84%, 11/13/2019 (a)	1,735,000	1,735,833
Series MTN, 3 Month USD LIBOR + 0.27%, 3.03%, 7/20/2020 (a)	1,819,000	1,820,964
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.29%, 2.89%, 12/10/2021 (a)	$3,905,000	$3,887,349
Series MTN, 3 Month USD LIBOR + 0.34%, 3.03%, 2/14/2020 (a)	3,460,000	3,467,543
Series MTN, 3 Month USD LIBOR + 0.35%, 3.08%, 11/5/2021 (a)	4,150,000	4,139,625
Series MTN, 3 Month USD LIBOR + 0.47%, 3.15%, 11/16/2022 (a)	5,760,000	5,728,378
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 3.06%, 8/14/2020 (a) (b)	6,278,000	6,281,641
3 Month USD LIBOR + 0.41%, 3.21%, 4/12/2021 (a) (b)	8,366,000	8,358,638
3 Month USD LIBOR + 0.50%, 3.19%, 8/13/2021 (a) (b)	4,885,000	4,880,408
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 3.13%, 5/4/2020 (a) (b)	3,570,000	3,566,930
3 Month USD LIBOR + 0.43%, 3.13%, 2/12/2021 (a) (b)	3,220,000	3,207,539
3 Month USD LIBOR + 0.45%, 3.11%, 2/22/2021 (a) (b)	5,920,000	5,905,733
3 Month USD LIBOR + 0.53%, 3.26%, 5/5/2020 (a) (b)	4,618,000	4,620,124
3 Month USD LIBOR + 0.55%, 3.29%, 5/4/2021 (a) (b)	12,270,000	12,239,938
3 Month USD LIBOR + 0.62%, 3.37%, 10/30/2019 (a) (b)	2,580,000	2,584,463
3 Month USD LIBOR + 0.63%, 3.43%, 1/6/2020 (a) (b)	2,080,000	2,082,995
3 Month USD LIBOR + 0.67%, 3.40%, 11/5/2021 (a) (b)	3,345,000	3,337,608
3 Month USD LIBOR + 0.84%, 3.58%, 5/4/2023 (a) (b)	6,200,000	6,179,044
3 Month USD LIBOR + 0.88%, 3.54%, 2/22/2022 (a) (b)	5,000,000	5,009,900
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.24%, 3.92%, 2/15/2023 (a)	3,598,000	3,402,521

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.79%, 3.39%, 6/12/2020 (a) (c)	$6,517,000	$6,448,702
3 Month USD LIBOR + 0.81%, 3.61%, 4/5/2021 (a)	2,138,000	2,087,201
3 Month USD LIBOR + 0.83%, 3.53%, 8/12/2019 (a)	5,140,000	5,140,720
3 Month USD LIBOR + 0.88%, 3.68%, 10/12/2021 (a)	7,237,000	6,995,067
3 Month USD LIBOR + 0.93%, 3.53%, 9/24/2020 (a)	7,900,000	7,865,319
3 Month USD LIBOR + 0.93%, 3.67%, 11/4/2019 (a)	1,555,000	1,555,575
3 Month USD LIBOR + 1.00%, 3.80%, 1/9/2020 (a)	4,524,000	4,523,050
3 Month USD LIBOR + 1.08%, 3.82%, 8/3/2022 (a)	6,387,000	6,104,631
3 Month USD LIBOR + 1.27%, 3.87%, 3/28/2022 (a)	4,425,000	4,273,001
3 Month USD LIBOR + 2.55%, 5.35%, 1/7/2021 (a)	2,801,000	2,819,795
3 Month USD LIBOR + 3.14%, 5.94%, 1/7/2022 (a)	2,580,000	2,631,806
General Motors Co.:
3 Month USD LIBOR + 0.80%, 3.54%, 8/7/2020 (a)	4,694,000	4,687,569
3 Month USD LIBOR + 0.90%, 3.50%, 9/10/2021 (a)	2,860,000	2,834,603
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 3.27%, 11/6/2020 (a)	2,620,000	2,591,914
3 Month USD LIBOR + 0.85%, 3.65%, 4/9/2021 (a)	4,934,000	4,896,600
3 Month USD LIBOR + 0.93%, 3.73%, 4/13/2020 (a)	6,118,000	6,127,238
3 Month USD LIBOR + 0.99%, 3.79%, 1/5/2023 (a)	5,710,000	5,557,828
3 Month USD LIBOR + 1.10%, 3.84%, 11/6/2021 (a)	2,529,000	2,512,132
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.31%, 3.91%, 6/30/2022 (a)	$7,315,000	$7,281,790
3 Month USD LIBOR + 1.45%, 4.15%, 5/9/2019 (a)	3,520,000	3,524,400
3 Month USD LIBOR + 1.55%, 4.35%, 1/14/2022 (a)	7,260,000	7,280,110
Harley-Davidson Financial Services, Inc.:
Series CO, 3 Month USD LIBOR + 0.50%, 3.14%, 5/21/2020 (a) (b)	4,400,000	4,401,408
Series CO, 3 Month USD LIBOR + 0.94%, 3.56%, 3/2/2021 (a) (b)	2,980,000	2,971,507
Hyundai Capital America:
3 Month USD LIBOR + 0.80%, 3.41%, 9/18/2020 (a) (b) (c)	2,400,000	2,393,832
3 Month USD LIBOR + 0.94%, 3.74%, 7/8/2021 (a) (b)	2,000,000	1,998,580
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.99%, 9/28/2020 (a) (b)	1,690,000	1,679,370
3 Month USD LIBOR + 0.39%, 3.19%, 7/13/2020 (a) (b)	2,240,000	2,231,130
3 Month USD LIBOR + 0.52%, 3.13%, 9/13/2019 (a) (b)	3,522,000	3,522,246
3 Month USD LIBOR + 0.63%, 3.24%, 9/21/2021 (a) (b)	3,758,000	3,720,232
3 Month USD LIBOR + 0.65%, 3.45%, 7/13/2022 (a) (b)	2,440,000	2,387,564
3 Month USD LIBOR + 0.69%, 3.29%, 9/28/2022 (a) (b)	5,311,000	5,187,997
3 Month USD LIBOR + 0.89%, 3.69%, 1/13/2022 (a) (b)	5,417,000	5,370,685
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.88%, 1/10/2020 (a)	2,911,000	2,910,825
3 Month USD LIBOR + 0.24%, 3.03%, 7/15/2020 (a)	100,000	99,906
3 Month USD LIBOR + 0.26%, 3.03%, 4/17/2020 (a)	3,367,000	3,371,512

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.54%, 3.34%, 1/8/2021 (a)	$2,980,000	$2,994,244
Series GMTN, 3 Month USD LIBOR + 0.17%, 2.78%, 9/18/2020 (a)	5,610,000	5,612,020
Series MTN, 3 Month USD LIBOR + 0.14%, 2.83%, 11/14/2019 (a) (c)	2,330,000	2,330,513
Series MTN, 3 Month USD LIBOR + 0.28%, 3.08%, 4/13/2021 (a)	8,377,000	8,376,665
Series MTN, 3 Month USD LIBOR + 0.37%, 2.97%, 3/12/2020 (a)	3,144,000	3,151,640
Series MTN, 3 Month USD LIBOR + 0.40%, 3.08%, 5/17/2022 (a)	4,910,000	4,899,443
Series MTN, 3 Month USD LIBOR + 0.44%, 3.22%, 10/18/2019 (a)	3,612,000	3,620,199
Series MTN, 3 Month USD LIBOR + 0.48%, 3.07%, 9/8/2022 (a)	13,258,000	13,233,738
Series MTN, 3 Month USD LIBOR + 0.69%, 3.49%, 1/11/2022 (a)	6,364,000	6,418,349
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.77%, 3.46%, 11/13/2020 (a) (b)	9,710,000	9,730,197
3 Month USD LIBOR + 0.94%, 3.64%, 11/12/2021 (a) (b)	5,960,000	5,972,397
		319,777,413
BANKS — 51.2%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 3.17%, 1/19/2021 (a) (b)	7,519,000	7,524,564
3 Month USD LIBOR + 0.57%, 3.21%, 8/27/2021 (a) (b)	7,824,000	7,834,562
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 3.77%, 1/25/2022 (a) (b)	990,000	999,395
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 3.56%, 6/14/2023 (a) (b)	3,860,000	3,874,861
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 3.06%, 11/9/2020 (a) (b)	4,679,000	4,682,369
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.46%, 3.14%, 5/17/2021 (a) (b)	$8,590,000	$8,600,480
3 Month USD LIBOR + 0.50%, 3.18%, 8/19/2020 (a) (b)	5,927,000	5,948,278
3 Month USD LIBOR + 0.66%, 3.26%, 9/23/2019 (a) (b)	6,140,000	6,154,183
3 Month USD LIBOR + 0.71%, 3.39%, 5/19/2022 (a) (b)	4,010,000	4,029,128
3 Month USD LIBOR + 0.87%, 3.52%, 11/23/2021 (a) (b)	2,680,000	2,706,773
3 Month USD LIBOR + 0.99%, 3.62%, 6/1/2021 (a) (b)	3,410,000	3,450,272
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 3.74%, 2/23/2023 (a) (c)	1,940,000	1,918,253
3 Month USD LIBOR + 1.12%, 3.92%, 4/12/2023 (a)	4,160,000	4,134,666
3 Month USD LIBOR + 1.56%, 4.36%, 4/11/2022 (a)	7,080,000	7,122,409
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 3.15%, 1/23/2022 (a)	8,196,000	8,158,216
3 Month USD LIBOR + 1.00%, 3.78%, 4/24/2023 (a)	14,260,000	14,371,513
Series GMTN, 3 Month USD LIBOR + 0.66%, 3.42%, 7/21/2021 (a)	9,415,000	9,436,654
Series GMTN, 3 Month USD LIBOR + 1.42%, 4.18%, 4/19/2021 (a)	9,492,000	9,689,054
Series MTN, 3 Month USD LIBOR + 0.65%, 3.24%, 10/1/2021 (a)	6,495,000	6,510,523
Series MTN, 3 Month USD LIBOR + 0.65%, 3.25%, 6/25/2022 (a)	7,734,000	7,737,094
Series MTN, 3 Month USD LIBOR + 0.79%, 3.39%, 3/5/2024 (a)	450,000	448,353
Series MTN, 3 Month USD LIBOR + 0.87%, 3.67%, 4/1/2019 (a)	7,617,000	7,617,000
Series MTN, 3 Month USD LIBOR + 1.16%, 3.92%, 1/20/2023 (a)	5,117,000	5,180,195

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.18%, 3.94%, 10/21/2022 (a)	$5,015,000	$5,079,493
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.25%, 2.88%, 8/28/2020 (a)	7,390,000	7,392,069
Bank of Montreal:
3 Month USD LIBOR + 0.40%, 3.15%, 1/22/2021 (a)	3,000,000	3,003,780
3 Month USD LIBOR + 0.57%, 3.18%, 3/26/2022 (a)	3,000,000	3,002,310
Series D, 3 Month USD LIBOR + 0.46%, 3.26%, 4/13/2021 (a)	4,939,000	4,952,138
Series MTN, 3 Month USD LIBOR + 0.25%, 2.85%, 9/11/2019 (a)	3,545,000	3,548,049
Series MTN, 3 Month USD LIBOR + 0.34%, 3.14%, 7/13/2020 (a)	6,732,000	6,747,686
Series MTN, 3 Month USD LIBOR + 0.44%, 3.05%, 6/15/2020 (a)	7,671,000	7,695,624
Series MTN, 3 Month USD LIBOR + 0.63%, 3.23%, 9/11/2022 (a)	1,190,000	1,192,594
Series MTN, 3 Month USD LIBOR + 0.65%, 3.43%, 7/18/2019 (a)	9,261,000	9,277,022
Series MTN, 3 Month USD LIBOR + 0.79%, 3.43%, 8/27/2021 (a)	9,748,000	9,844,895
Bank of New York Mellon Series BKNT, 3 Month USD LIBOR + 0.30%, 2.92%, 12/4/2020 (a)	11,700,000	11,712,402
Bank of New York Mellon Corp 3 Month USD LIBOR + 1.05%, 3.80%, 10/30/2023 (a)	2,473,000	2,501,637
Bank of New York Mellon Corp.:
Series MTN, 3 Month USD LIBOR + 0.48%, 3.08%, 9/11/2019 (a)	3,662,000	3,666,577
Series MTN, 3 Month USD LIBOR + 0.87%, 3.55%, 8/17/2020 (a)	3,004,000	3,033,049
Bank of Nova Scotia:
3 Month USD LIBOR + 0.62%, 3.22%, 12/5/2019 (a)	3,681,000	3,693,221
3 Month USD LIBOR + 0.64%, 3.25%, 3/7/2022 (a)	5,897,000	5,920,234
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.09%, 1/8/2021 (a)	$5,764,000	$5,761,464
Series BKNT, 3 Month USD LIBOR + 0.39%, 3.19%, 7/14/2020 (a)	5,609,000	5,617,694
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.20%, 4/20/2021 (a)	6,565,000	6,586,074
Series BKNT, 3 Month USD LIBOR + 0.62%, 3.25%, 9/19/2022 (a)	2,980,000	2,982,503
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 3.25%, 7/20/2020 (a) (b)	1,990,000	1,993,781
3 Month USD LIBOR + 0.73%, 3.49%, 7/20/2022 (a) (b)	3,670,000	3,673,083
3 Month USD LIBOR + 0.96%, 3.72%, 7/20/2023 (a) (b)	5,600,000	5,618,872
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 3.26%, 1/11/2021 (a)	7,933,000	7,886,513
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.29%, 8/7/2019 (a)	1,490,000	1,491,356
Series GMTN, 3 Month USD LIBOR + 0.65%, 3.39%, 8/7/2020 (a)	1,351,000	1,350,433
Barclays PLC:
3 Month USD LIBOR + 1.43%, 4.11%, 2/15/2023 (a)	6,860,000	6,797,231
3 Month USD LIBOR + 1.63%, 4.41%, 1/10/2023 (a)	9,655,000	9,641,676
3 Month USD LIBOR + 2.11%, 4.81%, 8/10/2021 (a)	10,871,000	11,087,442
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 2.96%, 2/1/2021 (a)	6,344,000	6,317,546
Series MTN, 3 Month USD LIBOR + 0.57%, 3.18%, 6/15/2020 (a)	5,135,000	5,154,410
Series MTN, 3 Month USD LIBOR + 0.65%, 3.24%, 4/1/2022 (a)	2,115,000	2,123,502
BNG Bank NV:
3 Month USD LIBOR + 0.07%, 2.67%, 3/11/2022 (a) (b)	10,000,000	10,003,200

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.10%, 2.90%, 7/14/2020 (a) (b)	$19,125,000	$19,151,201
BPCE SA:
3 Month USD LIBOR + 1.22%, 3.88%, 5/22/2022 (a) (b)	4,625,000	4,651,224
3 Month USD LIBOR + 1.24%, 3.84%, 9/12/2023 (a) (b)	5,070,000	5,057,832
Series MTN, 3 Month USD LIBOR + 0.88%, 3.51%, 5/31/2022 (a)	4,695,000	4,730,494
Branch Banking & Trust Co.:
3 Month USD LIBOR + 0.45%, 3.24%, 1/15/2020 (a)	2,246,000	2,251,615
Series BKNT, 3 Month USD LIBOR + 0.22%, 2.85%, 6/1/2020 (a)	4,620,000	4,619,908
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 3.05%, 2/2/2021 (a)	3,049,000	3,050,799
3 Month USD LIBOR + 0.52%, 3.13%, 9/6/2019 (a)	3,440,000	3,446,536
3 Month USD LIBOR + 0.72%, 3.33%, 6/16/2022 (a)	6,781,000	6,811,040
Series BKNT, 3 Month USD LIBOR + 0.31%, 3.11%, 10/5/2020 (a)	6,784,000	6,795,126
Series BKNT, 3 Month USD LIBOR + 0.66%, 3.27%, 9/13/2023 (a)	2,660,000	2,656,595
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 3.20%, 10/30/2020 (a)	3,525,000	3,525,846
3 Month USD LIBOR + 0.72%, 3.47%, 1/30/2023 (a)	8,565,000	8,446,889
3 Month USD LIBOR + 0.95%, 3.55%, 3/9/2022 (a)	706,000	709,128
Capital One NA:
3 Month USD LIBOR + 0.77%, 3.37%, 9/13/2019 (a)	2,713,000	2,717,422
Series BKNT, 3 Month USD LIBOR + 0.82%, 3.56%, 8/8/2022 (a)	1,940,000	1,931,813
Series BKNT, 3 Month USD LIBOR + 1.15%, 3.90%, 1/30/2023 (a)	310,000	311,305
Citibank NA:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.53%, 3.21%, 2/19/2022 (a)	$3,000,000	$3,002,850
3 Month USD LIBOR + 0.57%, 3.34%, 7/23/2021 (a)	10,210,000	10,241,140
Series BKNT, 3 Month USD LIBOR + 0.30%, 3.06%, 10/20/2020 (a)	9,255,000	9,251,761
Series BKNT, 3 Month USD LIBOR + 0.32%, 3.06%, 5/1/2020 (a)	8,592,000	8,600,248
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.05%, 2/12/2021 (a)	9,670,000	9,665,165
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.10%, 6/12/2020 (a)	4,316,000	4,327,869
Series FRN, 3 Month USD LIBOR + 0.26%, 2.87%, 9/18/2019 (a)	5,842,000	5,846,440
Citigroup, Inc.:
3 Month USD LIBOR + 0.96%, 3.73%, 4/25/2022 (a)	15,815,000	15,936,143
3 Month USD LIBOR + 0.69%, 3.45%, 10/27/2022 (a)	11,922,000	11,876,100
3 Month USD LIBOR + 0.79%, 3.57%, 1/10/2020 (a)	7,211,000	7,229,821
3 Month USD LIBOR + 0.93%, 3.54%, 6/7/2019 (a)	13,106,000	13,125,397
3 Month USD LIBOR + 0.95%, 3.73%, 7/24/2023 (a)	1,567,000	1,570,071
3 Month USD LIBOR + 1.07%, 3.66%, 12/8/2021 (a)	6,434,000	6,513,910
3 Month USD LIBOR + 1.19%, 3.93%, 8/2/2021 (a)	5,155,000	5,228,562
3 Month USD LIBOR + 1.31%, 4.07%, 10/26/2020 (a)	9,464,000	9,592,710
3 Month USD LIBOR + 1.38%, 3.98%, 3/30/2021 (a)	9,301,000	9,460,791
3 Month USD LIBOR + 1.43%, 4.06%, 9/1/2023 (a)	4,900,000	4,980,899
Citizens Bank NA/Providence:
3 Month USD LIBOR + 0.72%, 3.41%, 2/14/2022 (a)	3,000,000	3,001,620

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.54%, 3.16%, 3/2/2020 (a)	$2,445,000	$2,444,804
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.40%, 3.01%, 9/18/2020 (a) (b) (c)	1,135,000	1,136,964
3 Month USD LIBOR + 0.45%, 3.05%, 3/10/2020 (a) (b)	2,190,000	2,196,044
3 Month USD LIBOR + 0.64%, 3.38%, 11/7/2019 (a) (b)	3,937,000	3,949,992
3 Month USD LIBOR + 0.64%, 3.38%, 11/7/2019 (a)	300,000	300,990
3 Month USD LIBOR + 0.68%, 3.29%, 9/18/2022 (a) (b)	2,920,000	2,928,176
3 Month USD LIBOR + 0.70%, 3.30%, 3/10/2022 (a) (b)	6,170,000	6,196,408
3 Month USD LIBOR + 0.70%, 3.31%, 3/16/2023 (a) (b)	6,464,000	6,478,479
3 Month USD LIBOR + 0.83%, 3.44%, 9/6/2021 (a) (b)	10,015,000	10,101,530
Compass Bank 3 Month USD LIBOR + 0.73%, 3.33%, 6/11/2021 (a)	3,740,000	3,704,059
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 3.19%, 4/26/2021 (a)	3,588,000	3,596,432
3 Month USD LIBOR + 0.48%, 3.26%, 1/10/2023 (a)	4,560,000	4,524,204
3 Month USD LIBOR + 0.83%, 3.61%, 1/10/2022 (a)	7,020,000	7,078,968
Series BKNT, 3 Month USD LIBOR + 0.51%, 3.21%, 8/9/2019 (a)	2,730,000	2,734,368
Credit Agricole SA:
3 Month USD LIBOR + 0.80%, 3.59%, 4/15/2019 (a) (b)	3,180,000	3,181,145
3 Month USD LIBOR + 0.97%, 3.57%, 6/10/2020 (a) (b) (c)	2,755,000	2,777,729
3 Month USD LIBOR + 1.02%, 3.80%, 4/24/2023 (a) (b)	5,950,000	5,902,043
3 Month USD LIBOR + 1.18%, 3.77%, 7/1/2021 (a) (b)	2,480,000	2,514,745
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.21%, 1/10/2022 (a) (b)	$1,705,000	$1,726,551
Credit Suisse Group AG 3 Month USD LIBOR + 1.20%, 3.79%, 12/14/2023 (a) (b)	4,210,000	4,201,327
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 5.07%, 4/16/2021 (a) (c)	8,314,000	8,568,575
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 3.13%, 3/2/2020 (a) (b)	4,850,000	4,827,641
3 Month USD LIBOR + 0.58%, 3.19%, 9/6/2019 (a) (b)	3,376,000	3,373,367
3 Month USD LIBOR + 1.06%, 3.66%, 9/12/2023 (a) (b)	3,020,000	2,888,237
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 3.08%, 6/8/2020 (a) (b)	7,855,000	7,865,054
3 Month USD LIBOR + 0.50%, 3.28%, 7/16/2019 (a) (b)	1,935,000	1,936,258
3 Month USD LIBOR + 0.62%, 3.39%, 7/25/2022 (a) (b) (c)	2,080,000	2,087,987
Deutsche Bank AG:
3 Month USD LIBOR + 0.82%, 3.58%, 1/22/2021 (a)	5,709,000	5,606,010
3 Month USD LIBOR + 0.97%, 3.77%, 7/13/2020 (a)	5,966,000	5,949,176
3 Month USD LIBOR + 1.19%, 3.87%, 11/16/2022 (a)	12,274,000	11,836,064
3 Month USD LIBOR + 1.23%, 3.87%, 2/27/2023 (a)	6,050,000	5,803,462
3 Month USD LIBOR + 1.29%, 4.03%, 2/4/2021 (a)	7,940,000	7,895,615
3 Month USD LIBOR + 1.31%, 3.95%, 8/20/2020 (a)	3,258,000	3,232,555
3 Month USD LIBOR + 1.91%, 4.61%, 5/10/2019 (a)	4,998,000	5,005,947
DNB Bank ASA 3 Month USD LIBOR + 0.37%, 2.97%, 10/2/2020 (a) (b) (c)	3,435,000	3,435,618

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Fifth Third Bank:
Series BKNT, 3 Month USD LIBOR + 0.25%, 3.00%, 10/30/2020 (a)	$2,390,000	$2,386,630
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.20%, 7/26/2021 (a)	3,100,000	3,089,832
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 3.34%, 12/27/2020 (a)	9,713,000	9,725,141
3 Month USD LIBOR + 0.75%, 3.40%, 2/23/2023 (a)	22,637,000	22,433,493
3 Month USD LIBOR + 0.78%, 3.52%, 10/31/2022 (a)	13,863,000	13,806,993
3 Month USD LIBOR + 0.80%, 3.41%, 12/13/2019 (a)	5,965,000	5,987,786
3 Month USD LIBOR + 1.00%, 3.78%, 7/24/2023 (a)	2,698,000	2,694,601
3 Month USD LIBOR + 1.02%, 3.79%, 10/23/2019 (a)	7,941,000	7,975,623
3 Month USD LIBOR + 1.04%, 3.81%, 4/25/2019 (a)	7,432,000	7,437,500
3 Month USD LIBOR + 1.05%, 3.65%, 6/5/2023 (a)	6,254,000	6,258,190
3 Month USD LIBOR + 1.11%, 3.87%, 4/26/2022 (a)	16,831,000	16,931,481
3 Month USD LIBOR + 1.16%, 3.93%, 4/23/2020 (a)	15,275,000	15,392,770
3 Month USD LIBOR + 1.17%, 3.85%, 11/15/2021 (a)	11,183,000	11,273,918
3 Month USD LIBOR + 1.20%, 3.81%, 9/15/2020 (a)	6,360,000	6,426,526
3 Month USD LIBOR + 1.36%, 4.13%, 4/23/2021 (a)	8,118,000	8,238,146
Series FRN, 3 Month USD LIBOR + 1.77%, 4.42%, 2/25/2021 (a)	4,032,000	4,128,808
Series MTN, 3 Month USD LIBOR + 1.60%, 4.23%, 11/29/2023 (a)	6,988,000	7,145,719
HSBC Holdings PLC:
3 Month USD LIBOR + 0.60%, 3.28%, 5/18/2021 (a)	20,125,000	20,107,491
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.24%, 4.83%, 3/8/2021 (a)	$9,414,000	$9,712,800
3 Month USD LIBOR + 0.65%, 3.25%, 9/11/2021 (a)	12,910,000	12,896,315
3 Month USD LIBOR + 1.50%, 4.30%, 1/5/2022 (a)	10,499,000	10,715,909
3 Month USD LIBOR + 1.66%, 4.31%, 5/25/2021 (a)	8,401,000	8,573,893
HSBC USA, Inc. 3 Month USD LIBOR + 0.61%, 3.30%, 11/13/2019 (a)	4,400,000	4,411,792
Huntington National Bank:
3 Month USD LIBOR + 0.55%, 3.28%, 2/5/2021 (a)	338,000	338,622
Series BKNT, 3 Month USD LIBOR + 0.51%, 3.11%, 3/10/2020 (a)	5,340,000	5,355,433
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75%, 3.49%, 11/8/2020 (a)	4,120,000	4,123,090
Industrial Bank of Korea Series 144A, 3 Month USD LIBOR + 0.60%, 3.34%, 8/2/2021 (a) (b)	9,000,000	9,024,750
ING Bank NV 3 Month USD LIBOR + 0.69%, 3.28%, 10/1/2019 (a) (b)	3,030,000	3,037,575
ING Groep NV:
3 Month USD LIBOR + 1.00%, 3.60%, 10/2/2023 (a)	3,610,000	3,597,185
3 Month USD LIBOR + 1.15%, 3.75%, 3/29/2022 (a)	8,498,000	8,529,867
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.23%, 4.01%, 10/24/2023 (a)	13,764,000	13,949,814
3 Month USD LIBOR + 0.55%, 3.15%, 3/9/2021 (a)	18,247,000	18,273,276
3 Month USD LIBOR + 0.61%, 3.22%, 6/18/2022 (a)	8,400,000	8,388,156
3 Month USD LIBOR + 0.68%, 3.31%, 6/1/2021 (a)	8,246,000	8,267,192
3 Month USD LIBOR + 0.90%, 3.67%, 4/25/2023 (a)	9,823,000	9,867,203

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.96%, 3.73%, 1/23/2020 (a)	$9,576,000	$9,637,669
3 Month USD LIBOR + 1.00%, 3.79%, 1/15/2023 (a)	6,484,000	6,531,463
3 Month USD LIBOR + 1.10%, 3.71%, 6/7/2021 (a)	4,596,000	4,655,059
3 Month USD LIBOR + 1.21%, 3.96%, 10/29/2020 (a)	6,760,000	6,849,705
3 Month USD LIBOR + 1.48%, 4.11%, 3/1/2021 (a)	4,669,000	4,758,972
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.37%, 3.05%, 2/19/2021 (a)	14,825,000	14,837,156
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.86%, 9/1/2020 (a)	10,780,000	10,783,665
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.03%, 2/1/2021 (a)	11,065,000	11,055,927
Series BKNT, 3 Month USD LIBOR + 0.34%, 3.10%, 4/26/2021 (a)	12,490,000	12,482,006
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.19%, 9/23/2019 (a)	3,957,000	3,963,569
KEB Hana Bank 3 Month USD LIBOR + 0.73%, 3.52%, 4/5/2020 (a) (b)	1,510,000	1,512,084
KeyBank NA 3 Month USD LIBOR + 0.66%, 3.40%, 2/1/2022 (a)	3,500,000	3,505,425
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 3.23%, 5/7/2021 (a)	11,634,000	11,608,754
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 3.41%, 6/21/2021 (a)	790,000	788,997
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 3.14%, 4/4/2019 (a) (b)	1,245,000	1,245,037
3 Month USD LIBOR + 1.12%, 3.87%, 7/29/2020 (a) (b)	4,265,000	4,311,616
Macquarie Group, Ltd. 3 Month USD LIBOR + 1.02%, 3.65%, 11/28/2023 (a) (b)	4,960,000	4,907,870
Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 3.04%, 1/25/2021 (a) (c)	$2,820,000	$2,810,835
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 3.41%, 7/26/2021 (a)	6,910,000	6,920,019
3 Month USD LIBOR + 0.70%, 3.31%, 3/7/2022 (a)	5,000,000	5,004,350
3 Month USD LIBOR + 0.74%, 3.36%, 3/2/2023 (a)	9,581,000	9,567,299
3 Month USD LIBOR + 0.79%, 3.56%, 7/25/2022 (a)	12,265,000	12,287,077
3 Month USD LIBOR + 0.86%, 3.62%, 7/26/2023 (a)	9,643,000	9,680,126
3 Month USD LIBOR + 0.92%, 3.58%, 2/22/2022 (a)	5,671,000	5,707,748
3 Month USD LIBOR + 1.06%, 3.67%, 9/13/2021 (a)	7,225,000	7,300,501
3 Month USD LIBOR + 1.88%, 4.51%, 3/1/2021 (a)	2,880,000	2,950,589
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 3.39%, 3/5/2023 (a)	7,596,000	7,594,633
3 Month USD LIBOR + 0.88%, 3.48%, 9/11/2022 (a) (c)	9,202,000	9,235,403
3 Month USD LIBOR + 0.94%, 3.57%, 2/28/2022 (a)	10,718,000	10,776,949
3 Month USD LIBOR + 1.14%, 3.75%, 9/13/2021 (a)	9,189,000	9,293,755
3 Month USD LIBOR + 1.48%, 4.27%, 4/12/2021 (a) (b)	4,470,000	4,542,682
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 3.69%, 7/22/2022 (a)	19,810,000	19,913,606
3 Month USD LIBOR + 0.98%, 3.59%, 6/16/2020 (a)	3,627,000	3,651,410
3 Month USD LIBOR + 1.14%, 3.90%, 1/27/2020 (a)	10,392,000	10,465,887

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.18%, 3.94%, 1/20/2022 (a)	$31,170,000	$31,474,531
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.25%, 2/10/2021 (a)	22,784,000	22,800,177
Series GMTN, 3 Month USD LIBOR + 1.40%, 4.16%, 4/21/2021 (a)	9,642,000	9,810,349
Series MTN, 3 Month USD LIBOR + 0.74%, 3.51%, 7/23/2019 (a)	5,417,000	5,426,913
Series MTN, 3 Month USD LIBOR + 1.40%, 4.18%, 10/24/2023 (a)	21,194,000	21,500,677
MUFG Union Bank NA 3 Month USD LIBOR + 0.60%, 3.21%, 3/7/2022 (a)	3,000,000	3,005,130
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 3.15%, 1/12/2021 (a) (b) (c)	6,580,000	6,581,974
3 Month USD LIBOR + 0.51%, 3.17%, 5/22/2020 (a) (b)	14,609,000	14,665,829
3 Month USD LIBOR + 0.58%, 3.21%, 9/20/2021 (a) (b)	5,660,000	5,675,565
3 Month USD LIBOR + 0.60%, 3.40%, 4/12/2023 (a) (b)	1,965,000	1,963,880
3 Month USD LIBOR + 0.71%, 3.45%, 11/4/2021 (a) (b)	3,230,000	3,248,282
3 Month USD LIBOR + 0.72%, 3.38%, 5/22/2022 (a) (b)	3,860,000	3,878,026
3 Month USD LIBOR + 0.89%, 3.67%, 1/10/2022 (a) (b)	4,960,000	5,007,467
3 Month USD LIBOR + 1.00%, 3.80%, 7/12/2021 (a) (b)	4,695,000	4,754,908
Series REGS, 3 Month USD LIBOR + 1.00%, 3.80%, 7/12/2021 (a)	1,000,000	1,012,760
National Bank of Canada:
Series MTN, 3 Month USD LIBOR + 0.56%, 3.16%, 6/12/2020 (a)	5,077,000	5,095,328
Series MTN, 3 Month USD LIBOR + 0.60%, 3.37%, 1/17/2020 (a)	1,705,000	1,710,985
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 4.00%, 9/29/2022 (a) (b)	3,000,000	3,005,430
Security Description	Principal Amount	Value
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.02%, 2.72%, 8/9/2019 (a) (b)	$24,700,000	$24,705,681
3 Month USD LIBOR + 0.03%, 2.68%, 2/24/2020 (a) (b)	10,510,000	10,512,312
Nordea Bank AB 3 Month USD LIBOR + 0.47%, 3.10%, 5/29/2020 (a) (b)	6,450,000	6,467,157
PNC Bank NA:
3 Month USD LIBOR + 0.35%, 2.95%, 3/12/2021 (a)	3,000,000	3,005,040
Series BKNT, 3 Month USD LIBOR + 0.25%, 3.01%, 1/22/2021 (a)	5,295,000	5,280,862
Series BKNT, 3 Month USD LIBOR + 0.36%, 3.04%, 5/19/2020 (a)	3,993,000	3,998,271
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.26%, 7/27/2022 (a)	2,744,000	2,729,100
Regions Bank:
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.97%, 4/1/2021 (a)	3,300,000	3,280,002
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.19%, 8/13/2021 (a)	4,270,000	4,242,202
Royal Bank of Canada:
3 Month USD LIBOR + 0.40%, 3.17%, 1/25/2021 (a)	5,000,000	5,006,150
3 Month USD LIBOR + 0.66%, 3.46%, 10/5/2023 (a)	4,940,000	4,914,510
Series GMTN, 3 Month USD LIBOR + 0.30%, 3.06%, 7/22/2020 (a)	6,867,000	6,877,026
Series GMTN, 3 Month USD LIBOR + 0.38%, 3.00%, 3/2/2020 (a)	6,985,000	7,001,065
Series GMTN, 3 Month USD LIBOR + 0.39%, 3.14%, 4/30/2021 (a)	11,153,000	11,171,626
Series GMTN, 3 Month USD LIBOR + 0.48%, 3.23%, 7/29/2019 (a)	2,245,000	2,248,547
Series GMTN, 3 Month USD LIBOR + 0.52%, 3.13%, 3/6/2020 (a)	3,874,000	3,887,830
Series GMTN, 3 Month USD LIBOR + 0.71%, 3.50%, 4/15/2019 (a)	3,685,000	3,686,548

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.73%, 3.47%, 2/1/2022 (a)	$4,289,000	$4,325,070
Series MTN, 3 Month USD LIBOR + 0.24%, 2.87%, 8/29/2019 (a)	2,715,000	2,717,389
Series MTN, 3 Month USD LIBOR + 0.24%, 3.00%, 10/26/2020 (a)	3,184,000	3,186,356
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.47%, 4.15%, 5/15/2023 (a) (c)	12,849,000	12,766,381
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 3.04%, 11/3/2020 (a)	3,735,000	3,728,613
3 Month USD LIBOR + 0.62%, 3.25%, 6/1/2021 (a)	3,646,000	3,647,203
3 Month USD LIBOR + 0.66%, 3.34%, 11/15/2021 (a)	3,470,000	3,466,565
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.43%, 3.11%, 5/17/2021 (a) (b)	7,965,000	7,972,328
3 Month USD LIBOR + 0.57%, 3.18%, 9/13/2019 (a) (b)	5,735,000	5,747,445
Societe Generale SA 3 Month USD LIBOR + 1.33%, 4.13%, 4/8/2021 (a) (b) (c)	4,170,000	4,232,133
Standard Chartered PLC:
3 Month USD LIBOR + 1.13%, 3.81%, 8/19/2019 (a) (b)	3,670,000	3,680,606
3 Month USD LIBOR + 1.15%, 3.91%, 1/20/2023 (a) (b)	7,735,000	7,717,055
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.31%, 3.09%, 10/18/2019 (a)	5,677,000	5,677,852
3 Month USD LIBOR + 0.35%, 3.12%, 1/17/2020 (a)	12,597,000	12,598,638
3 Month USD LIBOR + 0.37%, 3.15%, 10/16/2020 (a)	8,114,000	8,113,757
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.51%, 1/17/2023 (a) (c)	5,553,000	5,546,114
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.74%, 3.52%, 10/18/2022 (a)	$4,140,000	$4,140,828
3 Month USD LIBOR + 0.78%, 3.57%, 7/12/2022 (a)	4,446,000	4,452,580
3 Month USD LIBOR + 0.80%, 3.58%, 10/16/2023 (a) (c)	5,652,000	5,658,669
3 Month USD LIBOR + 0.86%, 3.62%, 7/19/2023 (a)	4,764,000	4,781,150
3 Month USD LIBOR + 1.11%, 3.90%, 7/14/2021 (a)	3,432,000	3,469,203
3 Month USD LIBOR + 1.14%, 3.90%, 10/19/2021 (a)	7,002,000	7,087,634
3 Month USD LIBOR + 1.68%, 4.28%, 3/9/2021 (a)	5,689,000	5,808,185
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.44%, 3.07%, 9/19/2019 (a) (b)	3,675,000	3,679,042
3 Month USD LIBOR + 0.91%, 3.69%, 10/18/2019 (a) (b)	990,000	993,317
SunTrust Bank:
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.26%, 10/26/2021 (a)	2,165,000	2,160,908
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.27%, 1/31/2020 (a) (c)	3,010,000	3,013,552
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.33%, 8/2/2022 (a)	3,495,000	3,490,457
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 2.95%, 9/8/2020 (a)	4,735,000	4,739,830
Series BKNT, 3 Month USD LIBOR + 0.47%, 3.12%, 5/24/2021 (a)	9,697,000	9,725,897
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.10%, 6/17/2019 (a)	3,965,000	3,968,648
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.10%, 9/6/2019 (a)	4,494,000	4,502,673
Swedbank AB 3 Month USD LIBOR + 0.70%, 3.29%, 3/14/2022 (a) (b)	4,395,000	4,354,214

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Bank Series BKNT, 3 Month USD LIBOR + 0.63%, 3.23%, 3/30/2020 (a)	$4,626,000	$4,632,199
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.15%, 2.93%, 10/24/2019 (a)	2,387,000	2,388,146
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.04%, 7/2/2019 (a)	3,430,000	3,433,018
Series GMTN, 3 Month USD LIBOR + 0.24%, 3.01%, 1/25/2021 (a)	3,970,000	3,968,849
Series GMTN, 3 Month USD LIBOR + 0.26%, 2.87%, 9/17/2020 (a)	7,189,000	7,195,470
Series GMTN, 3 Month USD LIBOR + 0.64%, 3.40%, 7/19/2023 (a)	5,843,000	5,849,603
Series MTN, 3 Month USD LIBOR + 0.28%, 2.88%, 6/11/2020 (a)	4,574,000	4,580,038
Series MTN, 3 Month USD LIBOR + 0.43%, 3.03%, 6/11/2021 (a) (c)	6,207,000	6,223,821
Series MTN, 3 Month USD LIBOR + 0.56%, 3.29%, 11/5/2019 (a)	3,780,000	3,791,227
Series MTN, 3 Month USD LIBOR + 1.00%, 3.80%, 4/7/2021 (a)	6,639,000	6,730,552
UBS AG:
3 Month USD LIBOR + 0.48%, 3.11%, 12/1/2020 (a) (b)	16,304,000	16,324,706
3 Month USD LIBOR + 0.58%, 3.17%, 6/8/2020 (a) (b)	24,070,000	24,171,335
Series BKNT, 3 Month USD LIBOR + 0.64%, 3.33%, 8/14/2019 (a)	1,253,000	1,255,656
UBS Group Funding Switzerland AG:
3 Month USD LIBOR + 0.95%, 3.63%, 8/15/2023 (a) (b)	450,000	448,151
3 Month USD LIBOR + 1.22%, 3.87%, 5/23/2023 (a) (b)	7,894,000	7,932,523
3 Month USD LIBOR + 1.44%, 4.04%, 9/24/2020 (a) (b)	5,460,000	5,543,811
3 Month USD LIBOR + 1.53%, 4.27%, 2/1/2022 (a) (b)	4,305,000	4,396,438
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.78%, 4.58%, 4/14/2021 (a) (b)	$6,015,000	$6,157,014
UniCredit SpA 3 Month USD LIBOR + 3.90%, 6.69%, 1/14/2022 (a) (b)	4,555,000	4,697,389
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 3.25%, 4/23/2021 (a) (b)	4,270,000	4,275,807
US Bank NA:
3 Month USD LIBOR + 0.31%, 3.05%, 2/4/2021 (a)	5,500,000	5,507,755
Series BKNT, 3 Month USD LIBOR + 0.13%, 2.90%, 1/17/2020 (a)	4,550,000	4,549,499
Series BKNT, 3 Month USD LIBOR + 0.14%, 2.91%, 10/23/2020 (a)	2,445,000	2,438,570
Series BKNT, 3 Month USD LIBOR + 0.15%, 2.80%, 5/24/2019 (a)	7,610,000	7,595,693
Series BKNT, 3 Month USD LIBOR + 0.25%, 3.03%, 7/24/2020 (a)	8,281,000	8,290,772
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.93%, 5/21/2021 (a)	12,245,000	12,233,367
Series BKNT, 3 Month USD LIBOR + 0.32%, 3.08%, 4/26/2021 (a)	6,390,000	6,396,518
Series BKNT, 3 Month USD LIBOR + 0.32%, 3.10%, 1/24/2020 (a)	5,445,000	5,451,697
Series BKNT, 3 Month USD LIBOR + 0.38%, 3.06%, 11/16/2021 (a)	2,480,000	2,484,638
Series BKNT, 3 Month USD LIBOR + 0.48%, 3.24%, 10/28/2019 (a)	2,105,000	2,109,484
Wells Fargo & Co.:
3 Month USD LIBOR + 0.46%, 3.22%, 4/22/2019 (a)	5,960,000	5,961,252
3 Month USD LIBOR + 0.93%, 3.63%, 2/11/2022 (a)	22,256,000	22,391,094
3 Month USD LIBOR + 1.03%, 3.79%, 7/26/2021 (a)	11,745,000	11,893,692
3 Month USD LIBOR + 1.11%, 3.89%, 1/24/2023 (a)	9,686,000	9,776,564
3 Month USD LIBOR + 1.23%, 3.97%, 10/31/2023 (a)	16,071,000	16,312,386

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.96%, 3/4/2021 (a)	$13,037,000	$13,260,976
Series MTN, 3 Month USD LIBOR + 0.88%, 3.64%, 7/22/2020 (a)	6,647,000	6,701,173
Series MTN, 3 Month USD LIBOR + 1.01%, 3.62%, 12/7/2020 (a)	4,398,000	4,446,730
Series N, 3 Month USD LIBOR + 0.68%, 3.43%, 1/30/2020 (a)	5,294,000	5,317,664
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 3.02%, 1/15/2020 (a)	6,927,000	6,933,581
Series BKNT, 3 Month USD LIBOR + 0.31%, 3.10%, 1/15/2021 (a)	4,965,000	4,967,830
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.27%, 7/23/2021 (a)	10,959,000	10,975,877
Series BKNT, 3 Month USD LIBOR + 0.51%, 3.27%, 10/22/2021 (a)	3,200,000	3,205,440
Series BKNT, 3 Month USD LIBOR + 0.60%, 3.25%, 5/24/2019 (a)	5,215,000	5,219,589
Series MTN, 3 Month USD LIBOR + 0.65%, 3.26%, 12/6/2019 (a)	7,762,000	7,791,806
Westpac Banking Corp.:
3 Month USD LIBOR + 0.28%, 2.96%, 5/15/2020 (a)	3,246,000	3,250,512
3 Month USD LIBOR + 0.34%, 3.11%, 1/25/2021 (a)	4,560,000	4,561,003
3 Month USD LIBOR + 0.43%, 3.04%, 3/6/2020 (a)	3,599,000	3,608,357
3 Month USD LIBOR + 0.56%, 3.24%, 8/19/2019 (a)	1,105,000	1,107,144
3 Month USD LIBOR + 0.57%, 3.37%, 1/11/2023 (a)	7,489,000	7,472,150
3 Month USD LIBOR + 0.71%, 3.31%, 6/28/2022 (a)	5,931,000	5,957,393
3 Month USD LIBOR + 0.72%, 3.40%, 5/15/2023 (a) (c)	6,958,000	6,976,926
3 Month USD LIBOR + 0.77%, 3.42%, 2/26/2024 (a)	5,000,000	5,012,050
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.53%, 8/19/2021 (a)	$5,805,000	$5,860,844
3 Month USD LIBOR + 0.85%, 3.65%, 1/11/2022 (a)	4,956,000	5,000,703
		2,060,221,426
BEVERAGES — 0.4%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26%, 4.00%, 2/1/2021 (a)	3,105,000	3,154,152
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 3.38%, 11/15/2021 (a)	4,482,000	4,485,989
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 2.92%, 5/18/2020 (a)	4,570,000	4,572,650
PepsiCo, Inc.:
3 Month USD LIBOR + 0.04%, 2.78%, 5/2/2019 (a)	3,520,000	3,520,669
3 Month USD LIBOR + 0.37%, 3.10%, 5/2/2022 (a)	1,190,000	1,190,631
		16,924,091
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
3 Month USD LIBOR + 0.32%, 3.02%, 5/10/2019 (a)	2,783,000	2,784,085
3 Month USD LIBOR + 0.45%, 3.15%, 5/11/2020 (a)	2,760,000	2,767,783
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.25%, 2.88%, 9/20/2019 (a)	5,110,000	5,111,993
		10,663,861
BUILDING MATERIALS — 0.2%
Martin Marietta Materials, Inc.:
3 Month USD LIBOR + 0.50%, 3.13%, 12/20/2019 (a)	3,290,000	3,278,189
3 Month USD LIBOR + 0.65%, 3.31%, 5/22/2020 (a)	1,513,000	1,512,274
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 3.28%, 3/1/2021 (a)	3,646,000	3,641,479
		8,431,942
CHEMICALS — 0.3%
DowDuPont, Inc.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.71%, 3.39%, 11/15/2020 (a)	$2,179,000	$2,191,660
3 Month USD LIBOR + 1.11%, 3.79%, 11/15/2023 (a)	4,170,000	4,186,638
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53%, 3.27%, 5/1/2020 (a)	7,046,000	7,064,461
		13,442,759
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 3.55%, 8/15/2021 (a)	3,645,000	3,624,770
COMPUTERS — 2.3%
Apple, Inc.:
3 Month USD LIBOR + 0.20%, 2.94%, 2/7/2020 (a)	3,744,000	3,749,017
3 Month USD LIBOR + 0.07%, 2.77%, 5/11/2020 (a)	4,113,000	4,114,645
3 Month USD LIBOR + 0.14%, 2.88%, 8/2/2019 (a)	3,280,000	3,281,738
3 Month USD LIBOR + 0.25%, 2.95%, 2/7/2020 (a)	4,361,000	4,368,501
3 Month USD LIBOR + 0.30%, 2.99%, 5/6/2020 (a)	1,948,000	1,953,279
3 Month USD LIBOR + 0.30%, 3.03%, 5/6/2019 (a)	6,531,000	6,533,939
3 Month USD LIBOR + 0.35%, 3.05%, 5/11/2022 (a)	7,126,000	7,155,858
3 Month USD LIBOR + 0.50%, 3.20%, 2/9/2022 (a)	12,467,000	12,572,097
3 Month USD LIBOR + 1.13%, 3.78%, 2/23/2021 (a)	4,652,000	4,739,644
DXC Technology Co. 3 Month USD LIBOR + 0.95%, 3.58%, 3/1/2021 (a)	4,095,000	4,093,321
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 3.52%, 10/5/2021 (a)	6,370,000	6,341,590
IBM Credit LLC:
3 Month USD LIBOR + 0.15%, 2.76%, 9/6/2019 (a)	4,807,000	4,808,442
3 Month USD LIBOR + 0.16%, 2.89%, 2/5/2021 (a)	14,855,000	14,822,913
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.26%, 3.02%, 1/20/2021 (a)	$4,301,000	$4,300,871
International Business Machines Corp.:
3 Month USD LIBOR + 0.23%, 2.99%, 1/27/2020 (a)	7,608,000	7,617,130
3 Month USD LIBOR + 0.58%, 3.31%, 11/6/2021 (a)	200,000	200,976
		90,653,961
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27%, 3.01%, 11/1/2019 (a)	3,053,000	3,055,534
DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
3 Month USD LIBOR + 0.33%, 3.08%, 10/30/2020 (a)	5,130,000	5,131,026
3 Month USD LIBOR + 0.53%, 3.21%, 5/17/2021 (a)	7,732,000	7,748,547
3 Month USD LIBOR + 0.60%, 3.33%, 11/5/2021 (a)	4,248,000	4,263,420
3 Month USD LIBOR + 0.61%, 3.35%, 8/1/2022 (a)	3,131,000	3,127,775
3 Month USD LIBOR + 0.65%, 3.29%, 2/27/2023 (a)	10,957,000	10,928,074
3 Month USD LIBOR + 0.75%, 3.49%, 8/3/2023 (a)	3,955,000	3,974,854
American Express Credit Corp.:
Series F, 3 Month USD LIBOR + 1.05%, 3.64%, 9/14/2020 (a)	1,505,000	1,520,697
Series GMTN, 3 Month USD LIBOR + 0.49%, 3.17%, 8/15/2019 (a)	3,881,000	3,886,783
Series MTN, 3 Month USD LIBOR + 0.33%, 3.07%, 5/3/2019 (a)	4,841,000	4,841,000
Series MTN, 3 Month USD LIBOR + 0.43%, 3.05%, 3/3/2020 (a)	4,047,000	4,053,961
Series MTN, 3 Month USD LIBOR + 0.70%, 3.32%, 3/3/2022 (a)	682,000	684,414
Series MTN, 3 Month USD LIBOR + 0.73%, 3.38%, 5/26/2020 (a)	3,062,000	3,077,616

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 3.79%, 5/2/2021 (a) (b)	$2,245,000	$2,256,899
3 Month USD LIBOR + 1.13%, 3.73%, 9/26/2023 (a) (b)	3,000,000	3,004,650
Capital One Financial Corp. 3 Month USD LIBOR + 0.76%, 3.46%, 5/12/2020 (a)	6,257,000	6,283,655
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 2.96%, 5/21/2021 (a)	4,826,000	4,822,139
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33%, 3.08%, 10/30/2020 (a) (b)	3,002,000	3,004,071
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.20%, 3.00%, 4/5/2019 (a)	1,793,000	1,793,054
Series MTN, 3 Month USD LIBOR + 0.38%, 2.97%, 6/30/2021 (a)	3,009,000	3,008,007
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 3.17%, 11/1/2021 (a)	4,170,000	4,149,942
		81,560,584
ELECTRIC — 1.5%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 3.00%, 6/25/2021 (a)	5,986,000	5,980,852
Dominion Energy, Inc. 3 Month USD LIBOR + 0.55%, 3.18%, 6/1/2019 (a) (b)	7,845,000	7,849,158
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 3.19%, 5/14/2021 (a) (b)	4,736,000	4,735,763
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18%, 2.77%, 9/8/2020 (a)	1,985,000	1,983,730
Mississippi Power Co. 3 Month USD LIBOR + 0.65%, 3.26%, 3/27/2020 (a)	2,783,000	2,782,165
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.40%, 3.03%, 8/21/2020 (a) (c)	7,640,000	7,634,194
3 Month USD LIBOR + 0.48%, 3.22%, 5/4/2021 (a)	2,429,000	2,425,089
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.55%, 3.18%, 8/28/2021 (a)	$250,000	$248,845
Sempra Energy:
3 Month USD LIBOR + 0.25%, 3.04%, 7/15/2019 (a)	4,148,000	4,145,097
3 Month USD LIBOR + 0.45%, 3.06%, 3/15/2021 (a)	7,545,000	7,473,474
3 Month USD LIBOR + 0.50%, 3.29%, 1/15/2021 (a)	6,023,000	5,974,394
Southern Co. 3 Month USD LIBOR + 0.70%, 3.29%, 9/30/2020 (a) (b)	3,140,000	3,141,130
Southern Power Co. 3 Month USD LIBOR + 0.55%, 3.18%, 12/20/2020 (a) (b)	6,055,000	6,049,974
		60,423,865
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.04%, 2.79%, 10/30/2019 (a)	3,735,000	3,734,851
Tyco Electronics Group SA 3 Month USD LIBOR + 0.45%, 3.05%, 6/5/2020 (a)	3,870,000	3,870,735
		7,605,586
FOOD — 1.3%
Campbell Soup Co.:
3 Month USD LIBOR + 0.50%, 3.11%, 3/16/2020 (a)	4,404,000	4,384,138
3 Month USD LIBOR + 0.63%, 3.24%, 3/15/2021 (a) (c)	3,406,000	3,383,691
Conagra Brands, Inc.:
3 Month USD LIBOR + 0.50%, 3.30%, 10/9/2020 (a)	6,280,000	6,228,378
3 Month USD LIBOR + 0.75%, 3.51%, 10/22/2020 (a)	1,949,000	1,946,486
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 3.32%, 4/16/2021 (a)	8,169,000	8,149,639
3 Month USD LIBOR + 1.01%, 3.78%, 10/17/2023 (a)	2,620,000	2,630,035
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.42%, 3.12%, 8/9/2019 (a)	4,758,000	4,759,951

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.57%, 3.27%, 2/10/2021 (a)	$5,838,000	$5,822,646
3 Month USD LIBOR + 0.82%, 3.52%, 8/10/2022 (a)	2,278,000	2,279,253
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61%, 3.37%, 10/28/2019 (a) (b)	3,455,000	3,461,668
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 3.08%, 5/30/2019 (a)	2,193,000	2,192,364
3 Month USD LIBOR + 0.45%, 3.09%, 8/21/2020 (a)	3,253,000	3,246,364
3 Month USD LIBOR + 0.55%, 3.17%, 6/2/2020 (a)	3,532,000	3,536,591
		52,021,204
GAS — 0.1%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 3.21%, 6/15/2021 (a)	2,190,000	2,188,292
WGL Holdings, Inc. 3 Month USD LIBOR + 0.40%, 3.03%, 11/29/2019 (a)	2,555,000	2,544,908
		4,733,200
HEALTH CARE PRODUCTS — 0.5%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 3.48%, 12/29/2020 (a)	8,570,000	8,570,343
3 Month USD LIBOR + 1.03%, 3.64%, 6/6/2022 (a)	2,638,000	2,644,067
Medtronic, Inc. 3 Month USD LIBOR + 0.80%, 3.41%, 3/15/2020 (a)	5,174,000	5,205,199
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 3.38%, 3/19/2021 (a)	3,940,000	3,925,580
		20,345,189
HEALTH CARE SERVICES — 0.8%
Cigna Corp. 3 Month USD LIBOR + 0.35%, 2.96%, 3/17/2020 (a) (b)	7,800,000	7,793,916
Halfmoon Parent, Inc.:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.65%, 3.26%, 9/17/2021 (a) (b)	$9,205,000	$9,192,849
3 Month USD LIBOR + 0.89%, 3.68%, 7/15/2023 (a) (b)	5,952,000	5,918,609
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34%, 2.94%, 9/30/2019 (a) (b)	5,085,000	5,091,255
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.86%, 10/15/2020 (a)	1,570,000	1,568,603
3 Month USD LIBOR + 0.26%, 2.87%, 6/15/2021 (a)	3,890,000	3,884,904
		33,450,136
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 3.16%, 6/24/2022 (a) (b)	7,115,000	7,055,305
INSURANCE — 2.2%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 3.15%, 9/20/2021 (a) (b)	4,615,000	4,616,246
Assurant, Inc. 3 Month USD LIBOR + 1.25%, 3.86%, 3/26/2021 (a)	2,910,000	2,904,355
Athene Global Funding:
3 Month USD LIBOR + 1.14%, 3.90%, 4/20/2020 (a) (b)	2,090,000	2,103,104
3 Month USD LIBOR + 1.23%, 4.04%, 7/1/2022 (a) (b)	5,150,000	5,171,785
Berkshire Hathaway Finance Corp. 3 Month USD LIBOR + 0.32%, 3.10%, 1/10/2020 (a)	2,550,000	2,555,763
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.30%, 3.06%, 4/27/2020 (a) (b)	150,000	150,141
3 Month USD LIBOR + 0.30%, 3.09%, 10/15/2020 (a) (b)	4,638,000	4,638,325
3 Month USD LIBOR + 0.48%, 3.08%, 6/11/2021 (a) (b)	8,060,000	8,077,732

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.73%, 3.34%, 6/27/2022 (a) (b)	$5,810,000	$5,839,921
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 3.80%, 12/29/2021 (a)	2,470,000	2,473,705
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.22%, 2.85%, 9/19/2019 (a) (b)	10,817,000	10,824,680
3 Month USD LIBOR + 0.23%, 3.03%, 1/8/2021 (a) (b)	6,590,000	6,580,576
3 Month USD LIBOR + 0.40%, 3.00%, 6/12/2020 (a) (b)	2,555,000	2,561,720
New York Life Global Funding:
3 Month USD LIBOR + 0.10%, 2.86%, 1/21/2020 (a) (b)	3,305,000	3,307,214
3 Month USD LIBOR + 0.12%, 2.92%, 4/12/2019 (a) (b)	5,415,000	5,415,704
3 Month USD LIBOR + 0.16%, 2.75%, 10/1/2020 (a) (b)	3,230,000	3,230,258
3 Month USD LIBOR + 0.27%, 3.07%, 4/9/2020 (a) (b)	5,643,000	5,652,142
3 Month USD LIBOR + 0.28%, 3.02%, 1/28/2021 (a) (b)	3,500,000	3,501,400
3 Month USD LIBOR + 0.32%, 3.05%, 8/6/2021 (a) (b)	4,460,000	4,470,526
3 Month USD LIBOR + 0.52%, 3.12%, 6/10/2022 (a) (b)	1,205,000	1,208,097
Protective Life Global Funding:
3 Month USD LIBOR + 0.37%, 3.17%, 7/13/2020 (a) (b)	890,000	890,774
3 Month USD LIBOR + 0.52%, 3.12%, 6/28/2021 (a) (b)	2,180,000	2,185,428
		88,359,596
INTERNET — 0.3%
eBay, Inc.:
3 Month USD LIBOR + 0.48%, 3.22%, 8/1/2019 (a)	2,649,000	2,651,066
3 Month USD LIBOR + 0.87%, 3.62%, 1/30/2023 (a)	4,309,000	4,295,599
Tencent Holdings, Ltd.:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.61%, 3.37%, 1/19/2023 (a) (b)	$2,300,000	$2,280,496
3 Month USD LIBOR + 0.61%, 3.37%, 1/19/2023 (a)	2,890,000	2,865,493
		12,092,654
IT SERVICES — 0.1%
IBM Credit LLC 3 Month USD LIBOR + 0.47%, 3.10%, 11/30/2020 (a)	2,970,000	2,981,731
LODGING — 0.1%
Marriott International, Inc.:
3 Month USD LIBOR + 0.65%, 3.24%, 3/8/2021 (a)	2,500,000	2,509,250
Series Y, 3 Month USD LIBOR + 0.60%, 3.23%, 12/1/2020 (a)	2,980,000	2,985,096
		5,494,346
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
3 Month USD LIBOR + 0.25%, 2.90%, 8/26/2020 (a)	3,000,000	3,003,060
Series GMTN, 3 Month USD LIBOR + 0.29%, 2.91%, 9/4/2020 (a)	5,315,000	5,319,358
Series MTN, 3 Month USD LIBOR + 0.13%, 2.76%, 11/29/2019 (a)	3,161,000	3,160,968
Series MTN, 3 Month USD LIBOR + 0.18%, 2.86%, 5/15/2020 (a)	5,308,000	5,309,274
Series MTN, 3 Month USD LIBOR + 0.23%, 2.84%, 3/15/2021 (a)	5,687,000	5,684,839
Series MTN, 3 Month USD LIBOR + 0.28%, 2.89%, 9/7/2021 (a)	5,844,000	5,833,656
Series MTN, 3 Month USD LIBOR + 0.35%, 2.96%, 12/7/2020 (a)	3,920,000	3,925,292
Series MTN, 3 Month USD LIBOR + 0.51%, 3.29%, 1/10/2020 (a)	7,220,000	7,240,794
		39,477,241
MACHINERY-DIVERSIFIED — 1.1%
John Deere Capital Corp.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.17%, 2.97%, 10/9/2020 (a)	$2,935,000	$2,932,476
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.98%, 1/7/2020 (a)	4,583,000	4,586,025
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.16%, 6/7/2023 (a)	3,045,000	3,038,331
Series MTN, 3 Month USD LIBOR + 0.12%, 2.92%, 7/5/2019 (a)	2,380,000	2,380,476
Series MTN, 3 Month USD LIBOR + 0.24%, 2.84%, 3/12/2021 (a)	5,021,000	5,012,515
Series MTN, 3 Month USD LIBOR + 0.26%, 2.86%, 9/10/2021 (a)	5,029,000	5,017,735
Series MTN, 3 Month USD LIBOR + 0.29%, 2.90%, 6/22/2020 (a)	4,638,000	4,645,977
Series MTN, 3 Month USD LIBOR + 0.30%, 2.91%, 3/13/2020 (a)	3,540,000	3,545,062
Series MTN, 3 Month USD LIBOR + 0.48%, 3.07%, 9/8/2022 (a)	7,010,000	7,012,033
Wabtec Corp. 3 Month USD LIBOR + 1.05%, 3.91%, 9/15/2021 (a)	4,370,000	4,372,797
		42,543,427
MEDIA — 1.3%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 4.39%, 2/1/2024 (a) (c)	5,004,000	4,998,846
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 2.92%, 10/1/2020 (a)	6,615,000	6,621,549
3 Month USD LIBOR + 0.44%, 3.03%, 10/1/2021 (a)	9,100,000	9,142,224
3 Month USD LIBOR + 0.63%, 3.42%, 4/15/2024 (a)	2,980,000	2,975,202
Discovery Communications LLC 3 Month USD LIBOR + 0.71%, 3.34%, 9/20/2019 (a)	3,189,000	3,192,986
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.99%, 4/1/2021 (a) (b)	14,072,000	14,093,811
TWDC Enterprises 18 Corp.:
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.13%, 2.75%, 3/4/2020 (a)	$4,697,000	$4,699,865
Series MTN, 3 Month USD LIBOR + 0.19%, 2.79%, 6/5/2020 (a)	4,243,000	4,248,389
Series MTN, 3 Month USD LIBOR + 0.39%, 3.01%, 3/4/2022 (a)	4,146,000	4,158,687
		54,131,559
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 2.99%, 2/14/2024 (a)	3,000,000	2,992,470
General Electric Co.:
3 Month USD LIBOR + 1.00%, 3.61%, 3/15/2023 (a)	5,622,000	5,472,174
3 Month USD LIBOR + 1.00%, 3.79%, 4/15/2023 (a)	400,000	386,756
Series GMTN, 3 Month USD LIBOR + 0.62%, 3.42%, 1/9/2020 (a) (c)	3,250,000	3,243,402
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 2.93%, 9/13/2019 (a) (b)	3,915,000	3,919,111
3 Month USD LIBOR + 0.34%, 2.95%, 3/16/2020 (a) (b)	4,135,000	4,135,951
3 Month USD LIBOR + 0.61%, 3.22%, 3/16/2022 (a) (b)	9,330,000	9,361,722
Textron, Inc. 3 Month USD LIBOR + 0.55%, 3.25%, 11/10/2020 (a)	2,905,000	2,876,415
		32,388,001
OIL & GAS — 1.5%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 3.28%, 9/19/2022 (a)	2,150,000	2,150,946
Chevron Corp.:
3 Month USD LIBOR + 0.21%, 2.83%, 3/3/2020 (a)	3,212,000	3,214,794
3 Month USD LIBOR + 0.41%, 3.09%, 11/15/2019 (a)	2,521,000	2,526,496
3 Month USD LIBOR + 0.48%, 3.10%, 3/3/2022 (a)	2,114,000	2,125,669

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.53%, 3.21%, 11/15/2021 (a)	$2,399,000	$2,417,640
3 Month USD LIBOR + 0.53%, 3.15%, 3/3/2022 (a)	4,242,000	4,270,591
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.58%, 5/15/2022 (a)	4,540,000	4,585,082
EQT Corp. 3 Month USD LIBOR + 0.77%, 3.36%, 10/1/2020 (a)	3,602,000	3,579,452
Exxon Mobil Corp. 3 Month USD LIBOR + 0.37%, 2.98%, 3/6/2022 (a)	4,068,000	4,092,327
Petroleos Mexicanos 3 Month USD LIBOR + 3.65%, 6.25%, 3/11/2022 (a)	8,268,000	8,559,530
Phillips 66:
3 Month USD LIBOR + 0.60%, 3.25%, 2/26/2021 (a)	3,562,000	3,560,682
3 Month USD LIBOR + 0.75%, 3.54%, 4/15/2020 (a) (b)	3,180,000	3,180,731
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 2.95%, 9/12/2019 (a)	3,354,000	3,358,830
3 Month USD LIBOR + 0.40%, 3.09%, 11/13/2023 (a) (c)	5,056,000	5,051,298
3 Month USD LIBOR + 0.45%, 3.15%, 5/11/2020 (a)	6,809,000	6,836,372
Sinopec Group Overseas Development 2014, Ltd. 3 Month USD LIBOR + 0.92%, 3.70%, 4/10/2019 (a) (b)	600,000	600,090
		60,110,530
PHARMACEUTICALS — 1.8%
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 3.85%, 3/12/2020 (a)	4,872,000	4,908,442
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 3.35%, 8/17/2023 (a)	2,553,000	2,533,521
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 3.23%, 6/25/2021 (a) (b)	10,073,000	9,983,250
3 Month USD LIBOR + 1.01%, 3.62%, 12/15/2023 (a) (b)	11,319,000	11,116,729
Security Description	Principal Amount	Value
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 3.38%, 6/15/2022 (a)	$3,030,000	$3,004,609
CVS Health Corp.:
3 Month USD LIBOR + 0.63%, 3.23%, 3/9/2020 (a)	9,081,000	9,099,253
3 Month USD LIBOR + 0.72%, 3.32%, 3/9/2021 (a)	9,097,000	9,125,746
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75%, 3.38%, 11/30/2020 (a)	3,404,000	3,401,821
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 3.04%, 5/14/2021 (a)	7,023,000	7,038,170
Merck & Co., Inc. 3 Month USD LIBOR + 0.38%, 3.07%, 2/10/2020 (a)	5,654,000	5,668,813
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 2.94%, 9/15/2023 (a)	2,006,000	2,005,559
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 3.08%, 8/20/2021 (a)	3,205,000	3,182,373
		71,068,286
PIPELINES — 0.4%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 3.18%, 1/10/2020 (a)	5,724,000	5,720,737
3 Month USD LIBOR + 0.70%, 3.31%, 6/15/2020 (a)	5,080,000	5,079,644
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70%, 3.30%, 6/5/2020 (a)	3,000,000	2,998,080
TransCanada PipeLines, Ltd. 3 Month USD LIBOR + 0.28%, 2.96%, 11/15/2019 (a) (c)	4,122,000	4,124,927
		17,923,388
REAL ESTATE INVESTMENT TRUSTS — 0.1%
AvalonBay Communities, Inc. Series MTN, 3 Month USD LIBOR + 0.43%, 3.22%, 1/15/2021 (a)	634,000	629,771
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 3.66%, 8/16/2021 (a)	2,820,000	2,803,729
		3,433,500

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 1.0%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50%, 3.11%, 12/13/2019 (a) (b) (c)	$2,596,000	$2,596,389
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 3.47%, 4/17/2020 (a)	6,609,000	6,610,586
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.75%, 6/5/2020 (a)	3,110,000	3,110,093
3 Month USD LIBOR + 0.31%, 2.94%, 3/1/2022 (a)	3,895,000	3,888,690
Lowe's Cos., Inc. 3 Month USD LIBOR + 0.42%, 3.02%, 9/10/2019 (a)	3,439,000	3,441,648
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 3.19%, 10/28/2021 (a)	2,980,000	2,980,656
Walmart, Inc.:
3 Month USD LIBOR - 0.03%, 2.77%, 10/9/2019 (a)	3,520,000	3,518,522
3 Month USD LIBOR + 0.04%, 2.64%, 6/23/2020 (a)	6,092,000	6,090,660
3 Month USD LIBOR + 0.23%, 2.83%, 6/23/2021 (a)	6,880,000	6,901,810
		39,139,054
SEMICONDUCTORS — 0.4%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 2.78%, 5/11/2020 (a)	5,551,000	5,551,888
3 Month USD LIBOR + 0.35%, 3.05%, 5/11/2022 (a)	7,217,000	7,222,629
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 3.48%, 1/30/2023 (a)	4,343,000	4,331,144
		17,105,661
SOFTWARE — 0.1%
Oracle Corp. 3 Month USD LIBOR + 0.51%, 3.31%, 10/8/2019 (a)	5,100,000	5,111,679
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 3.44%, 1/15/2020 (a)	12,281,000	12,323,247
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.75%, 3.38%, 6/1/2021 (a)	$2,872,000	$2,885,556
3 Month USD LIBOR + 0.93%, 3.53%, 6/30/2020 (a)	6,049,000	6,092,795
3 Month USD LIBOR + 0.95%, 3.74%, 7/15/2021 (a)	18,167,000	18,354,483
Cisco Systems, Inc. 3 Month USD LIBOR + 0.34%, 2.97%, 9/20/2019 (a)	2,726,000	2,729,380
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58%, 3.35%, 1/17/2020 (a) (b)	2,695,000	2,700,282
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.37%, 3.05%, 8/15/2019 (a)	1,705,000	1,706,586
3 Month USD LIBOR + 0.55%, 3.21%, 5/22/2020 (a)	10,582,000	10,623,376
3 Month USD LIBOR + 1.00%, 3.61%, 3/16/2022 (a) (c)	9,959,000	10,099,820
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 3.77%, 1/16/2024 (a)	8,352,000	8,291,114
		75,806,639
TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 2.74%, 4/1/2021 (a)	3,080,000	3,073,563
3 Month USD LIBOR + 0.38%, 3.07%, 5/16/2022 (a)	4,663,000	4,670,554
3 Month USD LIBOR + 0.45%, 3.04%, 4/1/2023 (a)	2,523,000	2,523,025
		10,267,142
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 3.42%, 7/30/2021 (a) (b)	1,340,000	1,331,236
3 Month USD LIBOR + 0.95%, 3.58%, 6/1/2021 (a) (b)	4,960,000	4,956,082

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
GATX Corp. 3 Month USD LIBOR + 0.72%, 3.45%, 11/5/2021 (a)	$767,000	$762,851
		7,050,169
TOTAL CORPORATE BONDS & NOTES (Cost $3,423,421,767)		3,418,170,464
FOREIGN GOVERNMENT OBLIGATIONS — 13.7%
African Development Bank Series GDIF, 3 Month USD LIBOR + 0.19%, 2.80%, 6/15/2020 (a)	5,760,000	5,774,112
Asian Development Bank:
2.60%, 6/25/2019 (a)	7,800,000	7,800,312
3 Month USD LIBOR + 0.01%, 2.62%, 12/15/2021 (a)	23,812,000	23,811,048
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.79%, 7/10/2019 (a)	3,815,000	3,815,534
Series GMTN, 3 Month USD LIBOR + 0.05%, 2.66%, 3/16/2021 (a)	12,010,000	12,023,932
Series GMTN, 3 Month USD LIBOR + 0.19%, 2.80%, 6/16/2021 (a)	21,840,000	21,927,142
Series GMTN, 3 Month USD LIBOR + 0.32%, 2.97%, 2/26/2020 (a)	6,981,000	7,003,688
CPPIB Capital, Inc.:
Series 144A, 3 Month USD LIBOR + 0.01%, 2.62%, 12/27/2019 (a) (b)	3,970,000	3,970,238
Series 144A, 3 Month USD LIBOR + 0.03%, 2.81%, 10/16/2020 (a) (b)	6,950,000	6,951,459
European Bank for Reconstruction & Development:
Series GMTN, 2.60%, 3/23/2020 (a)	2,980,000	2,979,970
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.69%, 11/19/2020 (a)	2,980,000	2,981,401
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.71%, 5/11/2022 (a) (c)	9,930,000	9,929,503
Series GMTN, 3 Month USD LIBOR + 0.11%, 2.89%, 1/10/2020 (a)	11,655,000	11,665,489
European Investment Bank:
3 Month USD LIBOR + 0.10%, 2.86%, 1/27/2020 (a) (b)	12,110,000	12,122,837
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.10%, 2.86%, 1/19/2023 (a) (b)	$13,400,000	$13,431,088
3 Month USD LIBOR + 0.11%, 2.71%, 3/24/2021 (a) (b)	490,000	491,117
Export Development Canada:
Series 144A, 3 Month USD LIBOR - 0.04%, 2.74%, 10/18/2019 (a) (b)	13,400,000	13,400,938
Series 144A, 3 Month USD LIBOR + 0.01%, 2.70%, 8/13/2019 (a) (b)	3,480,000	3,480,974
Series 144A, 3 Month USD LIBOR + 0.13%, 2.78%, 11/23/2020 (a) (b)	3,365,000	3,372,908
Series 144A, 3 Month USD LIBOR + 0.32%, 2.94%, 3/2/2020 (a) (b)	2,780,000	2,788,507
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 3.22%, 10/21/2019 (a)	6,450,000	6,454,579
3 Month USD LIBOR + 0.58%, 3.19%, 6/1/2021 (a)	3,477,000	3,484,302
3 Month USD LIBOR + 0.70%, 3.35%, 5/26/2019 (a)	5,447,000	5,450,377
3 Month USD LIBOR + 0.78%, 3.39%, 6/1/2023 (a)	6,000,000	6,026,820
3 Month USD LIBOR + 0.93%, 3.66%, 11/1/2022 (a)	6,525,000	6,597,297
Series 5FRN, 3 Month USD LIBOR + 0.88%, 3.65%, 1/25/2022 (a)	4,800,000	4,835,808
Inter-American Development Bank:
3 Month USD LIBOR + 0.32%, 3.11%, 4/15/2020 (a)	4,495,000	4,510,643
Series GDIF, 2.79%, 1/15/2022 (a)	18,360,000	18,358,898
Series GDP, 2.79%, 10/15/2019 (a) (c)	5,118,000	5,119,177
Series GMTN, 2.49%, 10/9/2020 (a)	25,805,000	25,788,227
Series GMTN, 3 Month USD LIBOR - 0.02%, 2.75%, 10/25/2021 (a)	5,210,000	5,208,229
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.80%, 7/15/2020 (a)	4,836,000	4,838,950
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.86%, 7/15/2022 (a)	12,750,000	12,768,870

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.20%, 2.99%, 7/15/2021 (a) (c)	$17,855,000	$17,939,276
Series GMTN, 3 Month USD LIBOR + 0.22%, 3.01%, 10/15/2020 (a)	6,815,000	6,838,375
International Bank for Reconstruction & Development:
Series GDIf, 3 Month USD LIBOR - 0.12%, 2.64%, 7/19/2019 (a)	4,910,000	4,909,558
Series GDIF, 1 Month USD LIBOR + 0.20%, 2.68%, 8/19/2019 (a)	1,250,000	1,250,688
Series GDIF, 3 Month USD LIBOR - 0.12%, 2.64%, 7/19/2019 (a)	5,160,000	5,159,639
Series GDIF, 3 Month USD LIBOR + 0.10%, 2.90%, 10/13/2020 (a)	7,218,000	7,231,137
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.98%, 2/11/2021 (a)	13,081,000	13,156,216
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.62%, 12/15/2020 (a)	18,470,000	18,476,280
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.68%, 12/15/2022 (a)	19,535,000	19,570,944
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.79%, 12/15/2021 (a)	9,625,000	9,672,740
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 3.15%, 7/21/2020 (a)	1,990,000	1,998,597
3 Month USD LIBOR + 0.48%, 3.11%, 6/1/2020 (a)	2,980,000	2,993,857
3 Month USD LIBOR + 0.57%, 3.22%, 2/24/2020 (a)	1,690,000	1,698,399
Kommunalbanken A/S:
Series 144A, 3 Month USD LIBOR + 0.04%, 2.50%, 4/15/2021 (a) (b)	3,000,000	3,000,450
Series 144A, 3 Month USD LIBOR + 0.04%, 2.64%, 3/12/2021 (a) (b)	23,230,000	23,236,737
Series 144A, 3 Month USD LIBOR + 0.07%, 2.68%, 3/17/2020 (a) (b)	21,046,000	21,059,469
Series 144A, 3 Month USD LIBOR + 0.13%, 2.72%, 9/8/2021 (a) (b)	4,830,000	4,840,916
Security Description	Principal Amount	Value
Series 144A, 3 Month USD LIBOR + 0.13%, 2.87%, 5/2/2019 (a) (b)	$70,000	$70,022
Series 144A, 3 Month USD LIBOR + 0.33%, 2.94%, 6/16/2020 (a) (b)	10,978,000	11,019,826
Kommuninvest I Sverige AB Series 144A, 3 Month USD LIBOR + 0.03%, 2.66%, 5/28/2019 (a) (b)	990,000	990,168
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 3.09%, 2/27/2020 (a)	2,030,000	2,030,406
3 Month USD LIBOR + 0.55%, 3.15%, 3/12/2021 (a)	2,980,000	2,982,026
3 Month USD LIBOR + 0.68%, 3.30%, 9/19/2020 (a)	5,960,000	5,976,152
3 Month USD LIBOR + 0.71%, 3.34%, 2/27/2022 (a)	5,310,000	5,325,664
3 Month USD LIBOR + 0.73%, 3.52%, 7/6/2022 (a)	3,495,000	3,505,520
Korea Expressway Corp. Series 144A, 3 Month USD LIBOR + 0.70%, 3.46%, 4/20/2020 (a) (b)	1,600,000	1,603,296
Korea National Oil Corp. Series 144A, 3 Month USD LIBOR + 0.60%, 3.21%, 3/27/2020 (a) (b)	1,500,000	1,502,295
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 2.84%, 1/12/2022 (a) (b)	15,619,000	15,628,840
3 Month USD LIBOR + 0.25%, 2.87%, 6/3/2021 (a) (b)	5,725,000	5,754,484
3 Month USD LIBOR + 0.35%, 3.03%, 2/19/2021 (a) (b)	1,780,000	1,791,855
Municipality Finance PLC:
Series 144A, 3 Month USD LIBOR + 0.01%, 2.77%, 10/26/2020 (a) (b)	7,940,000	7,940,635
Series 144A, 3 Month USD LIBOR + 0.05%, 2.73%, 2/17/2021 (a) (b)	2,980,000	2,981,252
Series 144A, 3 Month USD LIBOR + 0.17%, 2.91%, 2/7/2020 (a) (b)	11,080,000	11,098,836
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 2.90%, 11/4/2019 (a)	5,510,000	5,517,218

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.74%, 9/21/2020 (a)	$13,154,000	$13,176,493
Series MTN, 3 Month USD LIBOR + 0.28%, 3.04%, 7/21/2019 (a)	8,475,000	8,483,729
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $549,301,665)		549,576,369
	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (d) (e)	35,265,823	35,265,823
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	5,430,443	5,430,443
TOTAL SHORT-TERM INVESTMENTS (Cost $40,696,266)		40,696,266
TOTAL INVESTMENTS — 99.7% (Cost $4,013,419,698)		4,008,443,099
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		11,779,437
NET ASSETS — 100.0%		$4,020,222,536

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.1% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2019.
(f)	Investment of cash collateral for securities loaned.
FRN	= Floating Rate Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,418,170,464	$—	$3,418,170,464
Foreign Government Obligations	—	549,576,369	—	549,576,369
Short-Term Investments	40,696,266	—	—	40,696,266
TOTAL INVESTMENTS	$40,696,266	$3,967,746,833	$—	$4,008,443,099
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,418,233	$8,418,233	$563,665,488	$536,817,898	$—	$—	35,265,823	$35,265,823	$368,861	$—
State Street Navigator Securities Lending Government Money Market Portfolio	11,562,360	11,562,360	120,615,891	126,747,808	—	—	5,430,443	5,430,443	29,893	—
Total		$19,980,593	$684,281,379	$663,565,706	$—	$—		$40,696,266	$398,754	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
4.00%, 3/15/2022	$11,000	$11,225
4.20%, 4/15/2024 (a)	13,000	13,375
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.63%, 5/1/2022	25,000	25,443
6.25%, 7/15/2019	11,000	11,100
WPP Finance 2010:
3.63%, 9/7/2022	19,000	19,062
3.75%, 9/19/2024	50,000	49,253
		129,458
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.80%, 3/1/2027	38,000	36,970
3.50%, 3/1/2039	25,000	23,873
3.85%, 11/1/2048	5,000	4,961
5.88%, 2/15/2040	4,000	5,009
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	50,000	53,889
General Dynamics Corp.:
2.13%, 8/15/2026	50,000	47,211
2.25%, 11/15/2022	22,000	21,719
2.63%, 11/15/2027	25,000	24,209
Harris Corp. 5.05%, 4/27/2045	38,000	42,057
L3 Technologies, Inc.:
3.85%, 6/15/2023	8,000	8,244
3.85%, 12/15/2026	19,000	19,311
Lockheed Martin Corp.:
3.35%, 9/15/2021	43,000	43,678
3.80%, 3/1/2045	75,000	73,642
4.07%, 12/15/2042	8,000	8,159
Northrop Grumman Corp.:
2.93%, 1/15/2025	115,000	113,428
3.20%, 2/1/2027	115,000	113,060
Raytheon Co.:
3.13%, 10/15/2020	11,000	11,107
4.88%, 10/15/2040	4,000	4,696
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	104,559
United Technologies Corp.:
2.65%, 11/1/2026	50,000	47,624
3.10%, 6/1/2022	4,000	4,026
4.15%, 5/15/2045	118,000	115,743
4.50%, 4/15/2020	61,000	62,118
5.70%, 4/15/2040	8,000	9,337
6.13%, 7/15/2038	80,000	97,244
		1,095,874
AGRICULTURE — 1.3%
Altria Group, Inc.:
Security Description	Principal Amount	Value
4.00%, 1/31/2024	$78,000	$80,189
4.50%, 5/2/2043	5,000	4,487
4.80%, 2/14/2029	20,000	20,608
5.38%, 1/31/2044	16,000	15,994
5.80%, 2/14/2039	35,000	37,091
5.95%, 2/14/2049	20,000	21,461
6.20%, 2/14/2059	30,000	32,286
9.25%, 8/6/2019	5,000	5,106
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	38,000	36,467
4.02%, 4/16/2043	19,000	19,346
BAT Capital Corp. 3.56%, 8/15/2027	60,000	56,809
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	22,000	19,970
Philip Morris International, Inc.:
2.75%, 2/25/2026	40,000	38,841
2.90%, 11/15/2021	38,000	38,228
3.88%, 8/21/2042	3,000	2,755
4.25%, 11/10/2044	25,000	24,252
4.88%, 11/15/2043	75,000	78,487
Reynolds American, Inc.:
4.45%, 6/12/2025	120,000	123,330
5.85%, 8/15/2045	59,000	60,542
		716,249
AIRLINES — 0.4%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	8,680	8,980
American Airlines 2015-1 Pass Through Trust, Class A Series A, 3.38%, 11/1/2028	14,078	13,842
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	18,711	19,063
Delta Air Lines, Inc. 2.60%, 12/4/2020	100,000	99,192
United Airlines 2014-2 Pass Through Trust Class A Series A, 3.75%, 3/3/2028	40,072	40,479
United Airlines 2019-1 Class AA Pass Through Trust Series AA, 4.15%, 2/25/2033	10,000	10,332
		191,888
APPAREL — 0.0% (b)
VF Corp. 6.45%, 11/1/2037	5,000	6,393
AUTO MANUFACTURERS — 1.9%
American Honda Finance Corp.:
3.55%, 1/12/2024	50,000	51,501
Series GMTN, 2.65%, 2/12/2021	29,000	28,982
Series MTN, 3.38%, 12/10/2021 (a)	50,000	50,814

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Daimler Finance North America LLC 8.50%, 1/18/2031 (a)	$21,000	$29,860
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	300,000	295,335
General Motors Co.:
4.88%, 10/2/2023	50,000	52,107
5.00%, 10/1/2028	25,000	24,953
5.40%, 4/1/2048	50,000	45,771
6.60%, 4/1/2036	100,000	104,256
General Motors Financial Co., Inc.:
3.50%, 11/7/2024	50,000	48,363
3.70%, 11/24/2020	11,000	11,086
4.00%, 1/15/2025	10,000	9,817
4.20%, 11/6/2021	30,000	30,539
4.35%, 4/9/2025	20,000	19,933
5.10%, 1/17/2024	25,000	26,029
PACCAR Financial Corp. 3.15%, 8/9/2021	25,000	25,279
Toyota Motor Credit Corp.:
3.65%, 1/8/2029 (a)	25,000	26,035
Series GMTN, 2.70%, 1/11/2023	25,000	25,039
Series GMTN, 3.45%, 9/20/2023	100,000	102,980
		1,008,679
AUTO PARTS & EQUIPMENT — 0.3%
Aptiv PLC 4.25%, 1/15/2026	38,000	39,115
BorgWarner, Inc. 4.38%, 3/15/2045	19,000	17,555
Lear Corp. 5.38%, 3/15/2024	38,000	38,999
Magna International, Inc. 4.15%, 10/1/2025	38,000	39,790
		135,459
BANKS — 21.2%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.25%, 11/9/2020	50,000	49,636
Series MTN, 2.63%, 11/9/2022	50,000	49,527
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	50,000	50,043
Banco Santander SA 3.50%, 4/11/2022	75,000	75,691
Bank of America Corp.:
7.75%, 5/14/2038	200,000	278,806
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	32,000	31,855
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (a) (c)	50,000	48,749
Series MTN, 2.15%, 11/9/2020	100,000	99,041
Series MTN, 2.50%, 10/21/2022	100,000	98,545
Series MTN, 4.00%, 4/1/2024	11,000	11,454
Series MTN, 5.00%, 1/21/2044	16,000	18,053
Series MTN, 5.88%, 2/7/2042	100,000	124,726
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	$200,000	$202,334
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	100,000	101,168
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	25,000	25,472
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	75,000	76,456
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	50,000	51,872
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	25,000	25,997
Bank of Montreal:
Series E, 3.30%, 2/5/2024	100,000	100,962
Series MTN, 2.90%, 3/26/2022	25,000	25,035
Bank of New York Mellon Corp.:
Series MTN, 2.45%, 8/17/2026	100,000	95,864
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	110,000	111,758
Bank of Nova Scotia:
3.40%, 2/11/2024 (a)	100,000	101,307
Series BKNT, 2.15%, 7/14/2020	64,000	63,614
Bank One Corp. 7.63%, 10/15/2026	150,000	186,148
Barclays PLC:
3.25%, 1/12/2021	200,000	199,796
3.65%, 3/16/2025	8,000	7,826
BB&T Corp.:
Series MTN, 2.75%, 4/1/2022	10,000	10,000
Series MTN, 3.05%, 6/20/2022	50,000	50,334
Series MTN, 3.75%, 12/6/2023	100,000	103,686
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	11,000	11,430
Canadian Imperial Bank of Commerce:
3.10%, 4/2/2024 (d)	25,000	24,941
Series BKNT, 3.50%, 9/13/2023	25,000	25,604
Capital One Financial Corp.:
3.20%, 2/5/2025	100,000	97,874
4.75%, 7/15/2021	3,000	3,143
Citigroup, Inc.:
2.65%, 10/26/2020	100,000	99,833
2.75%, 4/25/2022	180,000	179,222
3.88%, 3/26/2025	23,000	23,173
4.50%, 1/14/2022	19,000	19,816
4.60%, 3/9/2026	150,000	156,622
8.13%, 7/15/2039	100,000	149,522
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (a) (c)	100,000	103,288

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	$25,000	$25,536
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	190,000	186,734
Comerica, Inc. 4.00%, 2/1/2029	25,000	25,947
Compass Bank Series BKNT, 2.88%, 6/29/2022	65,000	64,289
Cooperatieve Rabobank UA:
3.13%, 4/26/2021	250,000	251,680
3.88%, 2/8/2022	90,000	92,593
Credit Suisse AG Series MTN, 4.38%, 8/5/2020	3,000	3,062
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	38,000	41,034
Deutsche Bank AG:
3.15%, 1/22/2021	100,000	98,354
3.70%, 5/30/2024	100,000	96,023
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	19,311
Fifth Third Bancorp 3.65%, 1/25/2024	100,000	102,379
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	390,000	389,095
3.50%, 11/16/2026	100,000	98,441
3.63%, 1/22/2023	3,000	3,054
3.63%, 2/20/2024	15,000	15,165
3.85%, 1/26/2027	55,000	55,216
5.25%, 7/27/2021	108,000	113,462
6.45%, 5/1/2036	100,000	118,979
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	13,000	13,263
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	200,000	199,768
HSBC Bank USA NA Series BKNT, 5.88%, 11/1/2034	200,000	237,492
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	199,960
3.90%, 5/25/2026	50,000	50,665
4.00%, 3/30/2022	11,000	11,332
4.88%, 1/14/2022	200,000	210,332
Huntington National Bank Series BKNT, 2.88%, 8/20/2020	38,000	38,041
ING Groep NV:
3.15%, 3/29/2022	50,000	50,047
3.95%, 3/29/2027	30,000	30,157
Intesa Sanpaolo SpA 5.25%, 1/12/2024	72,000	73,667
JPMorgan Chase & Co.:
2.40%, 6/7/2021	400,000	397,116
3.20%, 1/25/2023	3,000	3,033
3.20%, 6/15/2026	16,000	15,905
3.63%, 12/1/2027	100,000	99,373
4.50%, 1/24/2022	19,000	19,859
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	$80,000	$80,538
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	25,000	25,413
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	128,000	128,174
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	150,000	146,223
KeyCorp. Series MTN, 4.15%, 10/29/2025	65,000	68,268
Lloyds Bank PLC:
2.70%, 8/17/2020	200,000	199,578
6.38%, 1/21/2021	22,000	23,309
Lloyds Banking Group PLC 3.10%, 7/6/2021	76,000	75,959
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	30,000	29,945
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	210,000	202,377
2.95%, 3/1/2021	22,000	22,031
3.46%, 3/2/2023	25,000	25,366
Mizuho Financial Group, Inc. 3.17%, 9/11/2027	100,000	98,839
Morgan Stanley:
4.38%, 1/22/2047	50,000	51,505
5.00%, 11/24/2025	150,000	160,546
6.38%, 7/24/2042	8,000	10,351
Series GMTN, 3.88%, 1/27/2026	270,000	275,854
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	25,000	26,353
Series MTN, 3.13%, 7/27/2026	200,000	194,746
Series MTN, 6.25%, 8/9/2026	8,000	9,286
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,163
National Australia Bank, Ltd.:
Series BKNT, 2.63%, 7/23/2020	25,000	24,972
Series GMTN, 2.50%, 5/22/2022	25,000	24,701
National Bank of Canada 2.15%, 6/12/2020	75,000	74,505
Northern Trust Corp.:
2.38%, 8/2/2022	25,000	24,700
3.38%, 8/23/2021	21,000	21,320
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	252,672
PNC Financial Services Group, Inc.:
3.30%, 3/8/2022	25,000	25,403
3.90%, 4/29/2024	10,000	10,315
Regions Financial Corp. 2.75%, 8/14/2022	50,000	49,591
Royal Bank of Canada Series GMTN, 3.70%, 10/5/2023	100,000	103,287
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	40,000	40,171
4.80%, 4/5/2026	25,000	25,914

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 5/28/2024	$5,000	$5,133
6.00%, 12/19/2023	5,000	5,333
6.10%, 6/10/2023	5,000	5,311
6.13%, 12/15/2022	60,000	63,950
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	25,000	24,824
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	50,000	49,822
3.70%, 3/28/2022	38,000	38,446
Santander UK Group Holdings PLC:
3.13%, 1/8/2021	100,000	99,982
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	25,000	24,501
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	75,000	74,700
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	95,000	93,298
2.63%, 7/14/2026	38,000	36,452
3.45%, 1/11/2027	50,000	50,393
4.31%, 10/16/2028	25,000	26,978
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	25,000	24,671
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (c)	20,000	20,201
Series BNKT, 3.20%, 4/1/2024	50,000	50,512
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	25,000	24,850
Toronto-Dominion Bank:
Series GMTN, 3.15%, 9/17/2020	100,000	100,770
Series GMTN, 3.25%, 3/11/2024	50,000	50,673
US Bancorp:
Series MTN, 3.60%, 9/11/2024	100,000	103,002
Series MTN, 3.95%, 11/17/2025	50,000	52,742
Wells Fargo & Co.:
3.00%, 10/23/2026	125,000	121,659
Series MTN, 3.55%, 9/29/2025	100,000	101,663
Series MTN, 3.75%, 1/24/2024	100,000	102,936
Series MTN, 4.15%, 1/24/2029	100,000	104,512
Series MTN, 4.60%, 4/1/2021	30,000	30,992
Series MTN, 4.65%, 11/4/2044	106,000	108,904
Series MTN, 4.75%, 12/7/2046	75,000	78,400
Wells Fargo Bank NA Series BKNT, 3.63%, 10/22/2021	250,000	254,682
Westpac Banking Corp.:
2.60%, 11/23/2020	25,000	24,943
2.85%, 5/13/2026	160,000	155,392
3.30%, 2/26/2024	25,000	25,262
		11,499,851
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026 (e)	120,000	120,341
Security Description	Principal Amount	Value
Anheuser-Busch InBev Finance, Inc. 4.63%, 2/1/2044	$200,000	$192,656
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	6,926
4.00%, 4/13/2028	55,000	55,794
4.44%, 10/6/2048	9,000	8,438
4.60%, 4/15/2048	125,000	120,049
4.75%, 1/23/2029	65,000	69,231
5.55%, 1/23/2049	75,000	82,311
8.00%, 11/15/2039	3,000	4,077
8.20%, 1/15/2039	50,000	69,231
Coca-Cola Co.:
1.55%, 9/1/2021	50,000	48,844
2.88%, 10/27/2025	40,000	40,314
Coca-Cola European Partners PLC 3.50%, 9/15/2020	19,000	19,182
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	25,000	28,736
Constellation Brands, Inc.:
3.60%, 2/15/2028	25,000	24,424
4.50%, 5/9/2047	50,000	48,495
4.65%, 11/15/2028	15,000	15,868
Diageo Capital PLC 2.63%, 4/29/2023	11,000	10,981
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	38,212
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021 (e)	100,000	101,088
7.45%, 5/1/2038	6,000	7,670
Molson Coors Brewing Co. 4.20%, 7/15/2046	25,000	22,195
PepsiCo, Inc.:
2.00%, 4/15/2021	200,000	198,248
3.13%, 11/1/2020	11,000	11,111
3.60%, 3/1/2024	8,000	8,355
4.60%, 7/17/2045	8,000	9,095
		1,361,872
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
3.63%, 5/15/2022	100,000	102,268
3.63%, 5/22/2024	45,000	46,243
4.10%, 6/15/2021	100,000	102,739
Baxalta, Inc. 5.25%, 6/23/2045	50,000	55,313
Biogen, Inc.:
3.63%, 9/15/2022	130,000	132,907
5.20%, 9/15/2045	3,000	3,167
Celgene Corp.:
2.88%, 8/15/2020	8,000	8,006
3.55%, 8/15/2022	50,000	51,024
3.63%, 5/15/2024	82,000	83,274
4.63%, 5/15/2044	38,000	38,296
Gilead Sciences, Inc.:
4.50%, 2/1/2045	16,000	16,157

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 12/1/2041	$200,000	$233,740
		873,134
BUILDING MATERIALS — 0.3%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	15,000	15,395
Johnson Controls International PLC:
4.63%, 7/2/2044	11,000	10,699
3.63%, 7/2/2024 (f)	8,000	8,094
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	25,000	21,848
Masco Corp. 4.38%, 4/1/2026	76,000	77,226
Vulcan Materials Co. 4.70%, 3/1/2048	25,000	23,132
		156,394
CHEMICALS — 1.3%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	11,000	11,070
Dow Chemical Co. 4.25%, 11/15/2020	110,000	112,158
DowDuPont, Inc.:
4.73%, 11/15/2028	15,000	16,194
5.32%, 11/15/2038	50,000	55,559
5.42%, 11/15/2048	10,000	11,280
Eastman Chemical Co. 3.60%, 8/15/2022	50,000	50,933
Huntsman International LLC 4.50%, 5/1/2029	5,000	4,980
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	15,692
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	22,511
5.25%, 7/15/2043	105,000	107,561
Methanex Corp. 4.25%, 12/1/2024	19,000	19,013
Mosaic Co.:
4.05%, 11/15/2027	50,000	49,929
4.88%, 11/15/2041	5,000	4,777
Nutrien, Ltd.:
3.38%, 3/15/2025	50,000	49,330
4.90%, 6/1/2043	25,000	25,509
PPG Industries, Inc. 3.60%, 11/15/2020	19,000	19,259
Praxair, Inc. 2.65%, 2/5/2025	19,000	18,853
RPM International, Inc.:
3.45%, 11/15/2022	11,000	10,969
4.55%, 3/1/2029	15,000	15,232
Sherwin-Williams Co. 2.75%, 6/1/2022	50,000	49,690
Westlake Chemical Corp.:
3.60%, 8/15/2026	25,000	24,195
Security Description	Principal Amount	Value
5.00%, 8/15/2046	$25,000	$24,333
		719,027
COMMERCIAL SERVICES — 0.7%
Block Financial LLC 4.13%, 10/1/2020	38,000	38,500
Ecolab, Inc.:
3.25%, 12/1/2027	35,000	35,157
4.35%, 12/8/2021	9,000	9,379
5.50%, 12/8/2041	3,000	3,666
Equifax, Inc. 3.30%, 12/15/2022	22,000	21,969
Georgetown University Series B, 4.32%, 4/1/2049	100,000	109,647
Moody's Corp.:
4.88%, 12/17/2048	25,000	27,358
5.50%, 9/1/2020	11,000	11,412
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	30,357
S&P Global, Inc. 4.40%, 2/15/2026	11,000	11,842
Total System Services, Inc. 4.00%, 6/1/2023	50,000	51,398
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	16,664
4.13%, 3/15/2029	10,000	10,303
		377,652
COMPUTERS — 2.1%
Apple, Inc.:
2.70%, 5/13/2022	430,000	432,163
3.00%, 6/20/2027	90,000	89,566
3.85%, 5/4/2043	100,000	101,130
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	50,000	50,388
4.42%, 6/15/2021 (e)	100,000	102,604
6.02%, 6/15/2026 (e)	25,000	26,909
8.10%, 7/15/2036 (e)	25,000	29,344
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	100,000	106,817
HP, Inc. 3.75%, 12/1/2020 (a)	3,000	3,043
International Business Machines Corp.:
1.63%, 5/15/2020	200,000	197,706
6.22%, 8/1/2027	11,000	13,183
		1,152,853
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	21,829
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	19,000	18,459
6.00%, 5/15/2037	11,000	13,933

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Procter & Gamble Co.:
2.30%, 2/6/2022	$38,000	$37,857
2.45%, 11/3/2026	52,000	50,663
Unilever Capital Corp.:
1.80%, 5/5/2020	100,000	99,200
5.90%, 11/15/2032	38,000	47,982
		289,923
DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc. 4.60%, 6/15/2045	19,000	20,276
DIVERSIFIED FINANCIAL SERVICES — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63%, 7/1/2022	150,000	155,037
Air Lease Corp.:
3.00%, 9/15/2023	43,000	42,001
3.50%, 1/15/2022	15,000	15,122
3.88%, 4/1/2021	5,000	5,069
Aircastle, Ltd. 4.40%, 9/25/2023	25,000	25,459
American Express Co.:
2.20%, 10/30/2020	200,000	198,432
3.40%, 2/27/2023	25,000	25,360
4.20%, 11/6/2025	70,000	73,985
American Express Credit Corp. Series F, 2.60%, 9/14/2020	13,000	12,980
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	19,559
4.00%, 10/15/2023	27,000	28,265
7.30%, 6/28/2019	5,000	5,051
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	38,519
3.50%, 3/18/2024	19,000	19,735
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	22,206
Brookfield Finance LLC 4.00%, 4/1/2024	38,000	38,525
Capital One Financial Corp. 3.45%, 4/30/2021	100,000	101,239
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	11,194
3.55%, 2/1/2024	15,000	15,565
4.45%, 7/22/2020	27,000	27,623
CME Group, Inc.:
3.00%, 3/15/2025	40,000	40,215
5.30%, 9/15/2043	11,000	13,475
Discover Financial Services 4.50%, 1/30/2026	100,000	102,790
GE Capital International Funding Co. 2.34%, 11/15/2020	200,000	197,512
Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	$5,000	$5,239
5.38%, 11/1/2023	5,000	5,239
5.38%, 4/15/2026	60,000	62,950
5.75%, 6/1/2028	5,000	5,389
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	19,000	19,949
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,471
6.50%, 1/20/2043	3,000	3,127
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	45,499
4.85%, 1/15/2027	25,000	25,109
Lazard Group LLC 4.50%, 9/19/2028	15,000	15,435
Legg Mason, Inc. 5.63%, 1/15/2044	8,000	7,906
Mastercard, Inc. 2.00%, 4/1/2019	19,000	19,000
Nasdaq, Inc. 3.85%, 6/30/2026	3,000	3,044
National Rural Utilities Cooperative Finance Corp. 3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	99,000	95,414
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,989
3.25%, 12/4/2024	50,000	49,802
3.70%, 7/18/2027	25,000	25,247
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	37,652
4.95%, 7/15/2046	50,000	52,728
Synchrony Financial:
3.95%, 12/1/2027	50,000	47,136
4.25%, 8/15/2024	19,000	19,117
TD Ameritrade Holding Corp. 3.75%, 4/1/2024	25,000	25,889
Visa, Inc.:
2.20%, 12/14/2020	100,000	99,519
2.80%, 12/14/2022	38,000	38,369
Western Union Co. 4.25%, 6/9/2023	50,000	51,535
		2,033,672
ELECTRIC — 6.6%
AEP Transmission Co. LLC 4.25%, 9/15/2048	20,000	21,116
Alabama Power Co.:
4.15%, 8/15/2044	3,000	3,082
Series A, 4.30%, 7/15/2048	100,000	106,031
Ameren Corp. 3.65%, 2/15/2026	50,000	50,535
Ameren Illinois Co. 4.30%, 7/1/2044	16,000	16,668
American Electric Power Co., Inc.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.15%, 11/13/2020	$60,000	$59,409
Series I, 3.65%, 12/1/2021	15,000	15,296
Arizona Public Service Co. 4.50%, 4/1/2042	150,000	158,184
Atlantic City Electric Co. 4.00%, 10/15/2028	25,000	26,338
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	25,000	26,283
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	19,455
5.95%, 5/15/2037	22,000	27,290
6.13%, 4/1/2036	8,000	10,049
Black Hills Corp. 4.35%, 5/1/2033	10,000	10,280
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	2,944
4.50%, 4/1/2044	41,000	45,269
Series AC, 4.25%, 2/1/2049	15,000	16,265
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	25,000	24,474
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	12,899
Commonwealth Edison Co.:
3.70%, 8/15/2028	10,000	10,458
4.00%, 3/1/2048	25,000	25,638
4.00%, 3/1/2049	15,000	15,348
Connecticut Light & Power Co. 4.00%, 4/1/2048	10,000	10,377
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	19,000	19,264
5.70%, 6/15/2040	205,000	248,362
Consumers Energy Co.:
3.38%, 8/15/2023	25,000	25,644
4.35%, 4/15/2049	25,000	27,736
Dominion Energy, Inc.:
4.25%, 6/1/2028	100,000	104,650
4.70%, 12/1/2044	100,000	105,803
DTE Electric Co.:
3.70%, 3/15/2045	11,000	10,817
3.95%, 3/1/2049	25,000	25,659
Series A, 6.63%, 6/1/2036	19,000	24,701
DTE Energy Co. 2.85%, 10/1/2026	25,000	23,788
Duke Energy Carolinas LLC:
3.95%, 11/15/2028	20,000	21,298
6.05%, 4/15/2038	25,000	31,902
6.10%, 6/1/2037	5,000	6,311
Duke Energy Corp.:
3.55%, 9/15/2021	50,000	50,744
3.75%, 4/15/2024	8,000	8,250
Duke Energy Indiana LLC 3.75%, 7/15/2020	200,000	202,846
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	15,585
Security Description	Principal Amount	Value
4.30%, 2/1/2049	$5,000	$5,346
Duke Energy Progress LLC:
3.38%, 9/1/2023	15,000	15,421
3.45%, 3/15/2029	20,000	20,536
3.70%, 10/15/2046	13,000	12,693
Edison International 4.13%, 3/15/2028	50,000	47,204
Emera US Finance L.P. 3.55%, 6/15/2026	35,000	34,571
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	35,617
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	14,553
Entergy Texas, Inc.:
4.00%, 3/30/2029	25,000	25,848
4.50%, 3/30/2039	25,000	26,271
Eversource Energy Series N, 3.80%, 12/1/2023	50,000	51,724
Exelon Corp.:
3.40%, 4/15/2026	25,000	24,978
3.50%, 6/1/2022	100,000	101,027
5.15%, 12/1/2020	11,000	11,334
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	25,000	25,355
Series C, 4.85%, 7/15/2047	25,000	26,740
Florida Power & Light Co.:
4.13%, 2/1/2042	5,000	5,299
5.95%, 2/1/2038	110,000	141,624
Fortis, Inc. 3.06%, 10/4/2026	50,000	47,782
Indiana Michigan Power Co. 4.25%, 8/15/2048	25,000	25,736
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	50,187
4.10%, 9/26/2028	25,000	26,125
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	37,282
3.35%, 11/15/2027	50,000	49,376
Kansas City Power & Light Co. Series 2019, 4.13%, 4/1/2049	25,000	25,978
Kentucky Utilities Co.:
3.25%, 11/1/2020	100,000	100,673
5.13%, 11/1/2040	5,000	5,881
MidAmerican Energy Co. 4.25%, 7/15/2049	25,000	26,591
Nevada Power Co.:
Series BB, 2.75%, 4/15/2020	35,000	35,036
Series CC, 3.70%, 5/1/2029	40,000	41,376
NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/2024	15,000	15,051
Northern States Power Co. 4.85%, 8/15/2040	8,000	9,017
NSTAR Electric Co. 4.40%, 3/1/2044	8,000	8,598

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Oglethorpe Power Corp. 5.05%, 10/1/2048 (e)	$15,000	$16,449
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	11,000	11,791
5.25%, 5/15/2041	5,000	5,482
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	25,000	26,029
7.00%, 5/1/2032	9,000	12,088
PacifiCorp:
6.00%, 1/15/2039	50,000	63,311
6.35%, 7/15/2038	25,000	32,413
PECO Energy Co.:
3.90%, 3/1/2048	15,000	15,144
4.15%, 10/1/2044	11,000	11,420
PPL Capital Funding, Inc. 3.95%, 3/15/2024	19,000	19,408
PPL Electric Utilities Corp. 4.13%, 6/15/2044	8,000	8,314
Progress Energy, Inc. 4.40%, 1/15/2021	11,000	11,265
Public Service Co. of Colorado:
3.70%, 6/15/2028	25,000	26,044
4.30%, 3/15/2044	16,000	17,047
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	8,000	7,983
Series MTN, 3.25%, 9/1/2023	25,000	25,570
Series MTN, 5.50%, 3/1/2040	10,000	12,188
Puget Energy, Inc. 3.65%, 5/15/2025	25,000	24,896
Sempra Energy:
3.25%, 6/15/2027	50,000	47,808
3.80%, 2/1/2038	30,000	27,459
6.00%, 10/15/2039	5,000	5,869
South Carolina Electric & Gas Co.:
4.25%, 8/15/2028	5,000	5,382
4.60%, 6/15/2043	19,000	20,653
6.05%, 1/15/2038	11,000	13,596
Southern California Edison Co.:
4.00%, 4/1/2047	38,000	35,426
4.65%, 10/1/2043	3,000	3,055
Series A, 4.20%, 3/1/2029 (a)	25,000	25,423
Series C, 4.13%, 3/1/2048 (a)	15,000	14,316
Series E, 3.70%, 8/1/2025	15,000	15,033
Southern Power Co. 5.15%, 9/15/2041	25,000	25,948
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	25,000	25,984
Southwestern Public Service Co. Series 6, 4.40%, 11/15/2048	25,000	26,831
Tampa Electric Co. 2.60%, 9/15/2022	16,000	15,871
TransAlta Corp. 6.50%, 3/15/2040	19,000	19,078
WEC Energy Group, Inc. 3.10%, 3/8/2022	5,000	5,044
Security Description	Principal Amount	Value
Westar Energy, Inc. 4.63%, 9/1/2043	$22,000	$24,300
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	18,914
4.30%, 10/15/2048	5,000	5,353
5.70%, 12/1/2036	5,000	6,112
Wisconsin Power & Light Co. 5.00%, 7/15/2019	11,000	11,067
Xcel Energy, Inc. 4.70%, 5/15/2020	11,000	11,133
		3,554,375
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,960
4.25%, 11/15/2020	11,000	11,229
5.25%, 11/15/2039	11,000	13,024
		51,213
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	11,000	10,590
5.00%, 7/15/2020	50,000	51,372
Amphenol Corp. 4.35%, 6/1/2029	10,000	10,527
Arrow Electronics, Inc. 3.88%, 1/12/2028	25,000	24,107
Corning, Inc. 4.38%, 11/15/2057	25,000	23,168
Flex, Ltd. 4.75%, 6/15/2025	16,000	16,480
Fortive Corp. 3.15%, 6/15/2026	79,000	76,778
Honeywell International, Inc.:
3.81%, 11/21/2047	25,000	25,411
4.25%, 3/1/2021	11,000	11,366
Jabil, Inc. 3.95%, 1/12/2028	50,000	46,534
Tech Data Corp. 3.70%, 2/15/2022	25,000	25,113
Trimble, Inc. 4.90%, 6/15/2028	25,000	25,513
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	11,110
4.88%, 1/15/2021	11,000	11,385
		369,454
ENGINEERING & CONSTRUCTION — 0.0% (b)
Fluor Corp. 4.25%, 9/15/2028	25,000	24,974
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	21,519
3.38%, 11/15/2027	30,000	30,173

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/15/2021	$4,000	$4,245
Waste Management, Inc. 2.90%, 9/15/2022	76,000	76,244
		132,181
FOOD — 1.6%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	50,447
4.25%, 4/15/2021	5,000	5,119
Conagra Brands, Inc.:
4.30%, 5/1/2024	50,000	51,763
4.85%, 11/1/2028	10,000	10,504
5.30%, 11/1/2038	15,000	15,143
General Mills, Inc.:
3.20%, 2/10/2027	100,000	97,149
3.65%, 2/15/2024	10,000	10,154
Hershey Co. 4.13%, 12/1/2020	11,000	11,276
Ingredion, Inc. 3.20%, 10/1/2026	19,000	18,125
Kellogg Co. 3.25%, 4/1/2026	50,000	48,779
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	17,708
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	19,000	17,762
4.00%, 6/15/2023	50,000	51,357
4.63%, 1/30/2029	25,000	25,707
5.00%, 6/4/2042	3,000	2,841
6.50%, 2/9/2040	100,000	108,285
Kroger Co 4.50%, 1/15/2029	15,000	15,350
Kroger Co.:
5.15%, 8/1/2043	50,000	49,517
5.40%, 7/15/2040	25,000	25,392
McCormick & Co., Inc. 3.25%, 11/15/2025	19,000	18,728
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	51,924
Sysco Corp. 4.50%, 4/1/2046	25,000	25,423
Tyson Foods, Inc.:
4.50%, 6/15/2022	60,000	62,682
4.55%, 6/2/2047	50,000	47,232
		838,367
FOREST PRODUCTS & PAPER — 0.2%
Georgia-Pacific LLC 8.00%, 1/15/2024	25,000	30,521
International Paper Co.:
3.00%, 2/15/2027 (a)	25,000	24,094
4.75%, 2/15/2022	2,000	2,096
5.15%, 5/15/2046	50,000	51,264
		107,975
Security Description	Principal Amount	Value
GAS — 0.5%
Atmos Energy Corp.:
3.00%, 6/15/2027	$22,000	$21,787
4.13%, 10/15/2044	50,000	52,182
4.15%, 1/15/2043	16,000	16,525
National Fuel Gas Co. 3.75%, 3/1/2023	19,000	19,023
NiSource, Inc.:
3.95%, 3/30/2048	38,000	36,192
5.65%, 2/1/2045	5,000	5,795
5.95%, 6/15/2041	5,000	5,869
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,089
Series VV, 4.30%, 1/15/2049	25,000	26,596
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	3,026
5.25%, 8/15/2019	11,000	11,091
5.88%, 3/15/2041	75,000	88,948
		290,123
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	10,000	10,129
4.25%, 11/15/2028	15,000	16,137
		26,266
HEALTH CARE PRODUCTS — 2.1%
Abbott Laboratories:
2.90%, 11/30/2021	100,000	100,416
4.90%, 11/30/2046	90,000	104,097
6.15%, 11/30/2037	5,000	6,255
Becton Dickinson and Co.:
3.70%, 6/6/2027	200,000	199,226
3.73%, 12/15/2024	8,000	8,123
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	19,263
4.00%, 3/1/2028	50,000	51,463
4.55%, 3/1/2039	15,000	15,672
7.38%, 1/15/2040	3,000	4,088
Danaher Corp. 3.35%, 9/15/2025	38,000	38,289
Koninklijke Philips NV:
5.00%, 3/15/2042	3,000	3,348
6.88%, 3/11/2038	5,000	6,650
Medtronic Global Holdings SCA 3.35%, 4/1/2027	105,000	106,851
Medtronic, Inc.:
3.50%, 3/15/2025	23,000	23,697
4.63%, 3/15/2045	100,000	114,179
Stryker Corp.:
3.38%, 5/15/2024	19,000	19,442
4.10%, 4/1/2043	8,000	7,812
4.63%, 3/15/2046	80,000	85,845
Thermo Fisher Scientific, Inc.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 2/15/2022	$53,000	$53,696
4.70%, 5/1/2020	100,000	102,007
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	19,138
3.55%, 4/1/2025	38,000	37,484
		1,127,041
HEALTH CARE SERVICES — 1.8%
Aetna, Inc.:
2.80%, 6/15/2023	38,000	37,337
6.63%, 6/15/2036	66,000	78,766
Anthem, Inc.:
2.50%, 11/21/2020	100,000	99,487
3.13%, 5/15/2022	11,000	11,086
3.30%, 1/15/2023	50,000	50,534
Baylor Scott & White Holdings 4.19%, 11/15/2045	50,000	51,987
Cigna Corp.:
4.38%, 10/15/2028 (e)	10,000	10,370
4.90%, 12/15/2048 (e)	5,000	5,162
Cigna Holding Co.:
3.05%, 10/15/2027	50,000	47,353
3.88%, 10/15/2047	25,000	22,220
5.38%, 2/15/2042	25,000	27,476
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	5,000	5,108
HCA, Inc.:
4.50%, 2/15/2027	10,000	10,286
4.75%, 5/1/2023	10,000	10,490
5.00%, 3/15/2024	20,000	21,192
5.25%, 4/15/2025	15,000	16,102
5.25%, 6/15/2026	15,000	16,079
5.50%, 6/15/2047	15,000	15,947
5.88%, 3/15/2022	20,000	21,447
Humana, Inc.:
4.80%, 3/15/2047	38,000	40,082
4.95%, 10/1/2044	11,000	11,775
8.15%, 6/15/2038	5,000	6,940
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	8,000	8,176
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	22,000	21,806
4.70%, 4/1/2021	19,000	19,607
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	5,000	5,125
Toledo Hospital 6.02%, 11/15/2048	15,000	16,715
UnitedHealth Group, Inc.:
3.50%, 6/15/2023	25,000	25,784
3.75%, 7/15/2025	4,000	4,172
3.88%, 10/15/2020	11,000	11,177
4.25%, 3/15/2043	19,000	19,894
4.25%, 6/15/2048	190,000	199,722
Security Description	Principal Amount	Value
4.63%, 7/15/2035	$16,000	$17,910
		967,314
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	50,000	47,989
Whirlpool Corp. 4.75%, 2/26/2029	15,000	15,396
		63,385
HOUSEHOLD PRODUCTS & WARES — 0.2%
Clorox Co.:
3.10%, 10/1/2027	19,000	18,720
3.50%, 12/15/2024	8,000	8,270
3.80%, 11/15/2021	11,000	11,291
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	56,081
3.70%, 6/1/2043	3,000	2,923
		97,285
HOUSEWARES — 0.1%
Newell Brands, Inc. 4.20%, 4/1/2026	37,000	35,291
INSURANCE — 3.2%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	37,150
6.45%, 8/15/2040	4,000	5,110
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,105
3.28%, 12/15/2026	38,000	38,476
4.20%, 12/15/2046	38,000	39,241
4.50%, 6/15/2043	11,000	11,835
Alterra Finance LLC 6.25%, 9/30/2020	11,000	11,495
American International Group, Inc.:
3.30%, 3/1/2021	100,000	100,635
3.88%, 1/15/2035	50,000	45,775
6.25%, 5/1/2036	100,000	114,699
Aon PLC:
3.50%, 6/14/2024	19,000	19,264
3.88%, 12/15/2025	38,000	39,207
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	55,264
Assurant, Inc. 4.00%, 3/15/2023	50,000	50,599
Athene Holding, Ltd. 4.13%, 1/12/2028	50,000	47,995
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048	30,000	29,332
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	50,000	52,050
4.25%, 1/15/2049	25,000	26,197
Berkshire Hathaway, Inc.:
3.00%, 2/11/2023	25,000	25,432
3.13%, 3/15/2026	25,000	25,244
Chubb INA Holdings, Inc.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 3/13/2023	$5,000	$4,976
3.35%, 5/15/2024	3,000	3,070
3.35%, 5/3/2026	10,000	10,172
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	79,115
5.75%, 8/15/2021	5,000	5,326
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	14,973
5.13%, 4/15/2022	16,000	17,084
Lincoln National Corp.:
3.80%, 3/1/2028	50,000	50,662
4.00%, 9/1/2023	3,000	3,133
Loews Corp.:
3.75%, 4/1/2026	87,000	89,749
6.00%, 2/1/2035	5,000	5,923
Manulife Financial Corp.:
4.15%, 3/4/2026	48,000	50,462
4.90%, 9/17/2020	11,000	11,307
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	19,000	19,480
4.38%, 3/15/2029	25,000	26,465
4.80%, 7/15/2021	8,000	8,307
4.90%, 3/15/2049	15,000	16,425
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,132
5.70%, 6/15/2035	3,000	3,593
Series D, 4.37%, 9/15/2023	120,000	127,986
Progressive Corp.:
2.45%, 1/15/2027	38,000	36,176
3.75%, 8/23/2021	11,000	11,154
4.35%, 4/25/2044	19,000	20,278
Prudential Financial, Inc.:
3.94%, 12/7/2049	25,000	24,208
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	124,000	125,314
Series MTN, 4.60%, 5/15/2044	16,000	17,077
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	14,745
Torchmark Corp. 4.55%, 9/15/2028	25,000	26,380
Travelers Cos., Inc.:
4.10%, 3/4/2049	15,000	15,542
4.60%, 8/1/2043	50,000	55,301
5.35%, 11/1/2040	5,000	6,093
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	22,251
Unum Group 4.00%, 3/15/2024	3,000	3,053
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	39,837
XLIT, Ltd. 5.50%, 3/31/2045	6,000	6,616
		1,759,470
Security Description	Principal Amount	Value
INTERNET — 0.9%
Alibaba Group Holding, Ltd.:
3.60%, 11/28/2024	$100,000	$102,356
4.50%, 11/28/2034	19,000	19,895
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	39,489
3.63%, 5/19/2021	11,000	11,279
Amazon.com, Inc.:
1.90%, 8/21/2020	50,000	49,587
2.50%, 11/29/2022	19,000	18,963
4.95%, 12/5/2044	70,000	83,519
Baidu, Inc.:
2.88%, 7/6/2022	25,000	24,667
4.13%, 6/30/2025	25,000	25,574
Booking Holdings, Inc. 3.55%, 3/15/2028	38,000	37,941
eBay, Inc.:
2.60%, 7/15/2022	4,000	3,945
4.00%, 7/15/2042	19,000	16,134
Expedia Group, Inc.:
5.95%, 8/15/2020	8,000	8,312
3.80%, 2/15/2028	38,000	36,629
		478,290
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	26,000	26,018
IRON/STEEL — 0.4%
ArcelorMittal 4.55%, 3/11/2026	50,000	51,268
Nucor Corp.:
3.95%, 5/1/2028	50,000	52,023
5.20%, 8/1/2043	26,000	29,492
6.40%, 12/1/2037	5,000	6,282
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	12,607
Vale Overseas, Ltd.:
6.25%, 8/10/2026 (a)	50,000	54,592
6.88%, 11/10/2039	5,000	5,729
		211,993
LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	50,000	48,136
LODGING — 0.1%
Hyatt Hotels Corp. 4.38%, 9/15/2028	10,000	10,201
Marriott International, Inc.:
3.38%, 10/15/2020	16,000	16,078
3.75%, 3/15/2025	3,000	3,029
Series R, 3.13%, 6/15/2026 (a)	50,000	48,154
		77,462

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	$8,000	$8,056
4.38%, 5/8/2042	3,000	3,248
Caterpillar Financial Services Corp.:
Series MTN, 2.95%, 2/26/2022	50,000	50,450
Series MTN, 3.15%, 9/7/2021	25,000	25,290
Series MTN, 3.35%, 12/7/2020	25,000	25,281
Caterpillar, Inc.:
3.40%, 5/15/2024	38,000	39,311
3.80%, 8/15/2042 (a)	50,000	50,778
3.90%, 5/27/2021	11,000	11,309
		213,723
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC 4.38%, 4/5/2022	25,000	25,701
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	25,000	23,934
Cummins, Inc.:
3.65%, 10/1/2023	13,000	13,513
7.13%, 3/1/2028	5,000	6,373
Deere & Co. 5.38%, 10/16/2029	5,000	5,953
Dover Corp. 5.38%, 3/1/2041	8,000	9,095
John Deere Capital Corp.:
2.25%, 4/17/2019	11,000	10,998
3.65%, 10/12/2023	50,000	51,871
Series MTN, 2.65%, 6/24/2024	22,000	21,797
Series MTN, 2.65%, 6/10/2026	25,000	24,382
Series MTN, 2.95%, 4/1/2022	10,000	10,098
Series MTN, 3.13%, 9/10/2021	15,000	15,169
Series MTN, 3.45%, 1/10/2024	15,000	15,439
Series MTN, 3.45%, 3/13/2025	25,000	25,764
Rockwell Automation, Inc. 2.88%, 3/1/2025	16,000	15,899
Roper Technologies, Inc. 3.65%, 9/15/2023	45,000	46,006
Wabtec Corp. 4.95%, 9/15/2028	25,000	25,298
Xylem, Inc. 4.88%, 10/1/2021	27,000	28,239
		375,529
MEDIA — 3.9%
21st Century Fox America, Inc. 3.70%, 9/15/2024	33,000	34,222
CBS Corp.:
2.90%, 1/15/2027	13,000	12,132
4.00%, 1/15/2026	70,000	70,979
4.20%, 6/1/2029 (a)	15,000	15,131
7.88%, 7/30/2030	5,000	6,582
Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	$100,000	$105,537
5.05%, 3/30/2029	15,000	15,808
5.38%, 5/1/2047	88,000	87,680
5.75%, 4/1/2048	53,000	55,385
6.83%, 10/23/2055	25,000	28,177
Comcast Corp.:
3.15%, 3/1/2026	90,000	89,615
3.20%, 7/15/2036	110,000	99,754
3.70%, 4/15/2024	10,000	10,330
4.15%, 10/15/2028	60,000	63,170
4.20%, 8/15/2034	110,000	114,205
4.25%, 1/15/2033	100,000	105,545
4.65%, 7/15/2042	11,000	11,763
4.70%, 10/15/2048	5,000	5,428
Discovery Communications LLC:
4.88%, 4/1/2043	70,000	65,012
4.90%, 3/11/2026 (a)	13,000	13,696
4.95%, 5/15/2042	50,000	46,923
Fox Corp.:
4.03%, 1/25/2024 (e)	25,000	25,935
4.71%, 1/25/2029 (e)	5,000	5,347
5.48%, 1/25/2039 (e)	10,000	11,060
5.58%, 1/25/2049 (e)	15,000	16,930
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	18,580
8.50%, 3/11/2032	3,000	3,924
Historic TW, Inc. 6.63%, 5/15/2029	40,000	48,729
NBCUniversal Media LLC:
4.45%, 1/15/2043	216,000	223,856
5.15%, 4/30/2020	13,000	13,327
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	42,381
Time Warner Cable LLC:
4.13%, 2/15/2021 (a)	100,000	101,678
4.50%, 9/15/2042	108,000	94,709
6.55%, 5/1/2037	11,000	12,139
TWDC Enterprises 18 Corp. 3.00%, 2/13/2026 (a)	100,000	100,507
Viacom, Inc.:
3.88%, 12/15/2021	25,000	25,495
4.25%, 9/1/2023	16,000	16,628
5.85%, 9/1/2043	25,000	27,204
Walt Disney Co.:
2.75%, 8/16/2021	5,000	5,030
3.00%, 9/15/2022 (e)	100,000	101,128
4.75%, 11/15/2046 (e)	50,000	57,888
Series E, 4.13%, 12/1/2041	11,000	11,619
Series GMTN, 4.13%, 6/1/2044 (a)	11,000	11,706
Warner Media LLC:
3.55%, 6/1/2024	3,000	3,027

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 1/15/2026	$100,000	$100,381
		2,136,282
METAL FABRICATE & HARDWARE — 0.0% (b)
Timken Co. 4.50%, 12/15/2028	20,000	20,026
MINING — 0.6%
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	54,256
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	51,395
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	38,000	44,657
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	50,778
Newmont Mining Corp.:
3.50%, 3/15/2022	11,000	11,144
4.88%, 3/15/2042	11,000	11,521
5.88%, 4/1/2035	5,000	5,738
6.25%, 10/1/2039	3,000	3,631
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	38,000	39,812
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	38,000	39,880
Southern Copper Corp.:
5.88%, 4/23/2045	10,000	11,235
6.75%, 4/16/2040	19,000	22,878
		346,925
MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
Series MTN, 2.00%, 8/7/2020	19,000	18,864
Series MTN, 3.38%, 3/1/2029	25,000	25,733
Series MTN, 3.63%, 9/14/2028	15,000	15,744
Series MTN, 3.88%, 6/15/2044	8,000	8,238
Series MTN, 4.00%, 9/14/2048	15,000	15,685
Eaton Corp. 2.75%, 11/2/2022	27,000	26,907
General Electric Co.:
4.50%, 3/11/2044	8,000	7,326
Series GMTN, 3.10%, 1/9/2023 (a)	100,000	99,308
Series GMTN, 6.88%, 1/10/2039	50,000	59,194
Series MTN, 4.65%, 10/17/2021	116,000	120,073
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	19,640
3.90%, 9/1/2042	19,000	19,841
4.88%, 9/15/2041	5,000	5,825
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	57,000	59,717
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	15,000	15,442
Security Description	Principal Amount	Value
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	$38,000	$39,863
Series MTN, 6.25%, 5/15/2038	5,000	6,406
		563,806
OIL & GAS — 4.5%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026	13,000	14,174
6.20%, 3/15/2040	50,000	56,330
6.45%, 9/15/2036	16,000	18,403
Apache Corp. 4.75%, 4/15/2043	16,000	15,047
BP Capital Markets America, Inc.:
3.22%, 4/14/2024	38,000	38,479
3.25%, 5/6/2022	100,000	101,552
3.41%, 2/11/2026	15,000	15,276
3.79%, 2/6/2024	30,000	31,120
3.94%, 9/21/2028	50,000	52,389
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	16,323
6.25%, 3/15/2038	50,000	59,971
6.50%, 2/15/2037	11,000	13,370
Cenovus Energy, Inc. 4.25%, 4/15/2027 (a)	50,000	49,251
Chevron Corp.:
2.90%, 3/3/2024	13,000	13,153
2.95%, 5/16/2026	170,000	171,141
3.19%, 6/24/2023	19,000	19,437
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	24,899
4.38%, 6/1/2024	50,000	51,949
Concho Resources, Inc.:
3.75%, 10/1/2027	38,000	37,704
4.88%, 10/1/2047	38,000	40,040
ConocoPhillips Co.:
4.95%, 3/15/2026	113,000	125,870
6.50%, 2/1/2039	8,000	10,772
Devon Energy Corp.:
4.75%, 5/15/2042	38,000	38,274
5.00%, 6/15/2045	45,000	47,029
EOG Resources, Inc.:
2.45%, 4/1/2020	7,000	6,977
4.40%, 6/1/2020	11,000	11,207
EQT Corp. 4.88%, 11/15/2021 (a)	19,000	19,711
Exxon Mobil Corp.:
2.71%, 3/6/2025	15,000	15,000
3.57%, 3/6/2045	25,000	24,959
4.11%, 3/1/2046	50,000	54,066
Hess Corp.:
4.30%, 4/1/2027	38,000	37,657
5.60%, 2/15/2041	11,000	11,138
7.88%, 10/1/2029	5,000	6,019
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	53,467

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Husky Energy, Inc. 4.40%, 4/15/2029	$25,000	$25,361
Kerr-McGee Corp. 7.88%, 9/15/2031	16,000	20,178
Marathon Oil Corp.:
2.80%, 11/1/2022	38,000	37,542
3.85%, 6/1/2025	20,000	20,254
Marathon Petroleum Corp.:
3.40%, 12/15/2020	6,000	6,051
4.75%, 9/15/2044	25,000	24,898
5.13%, 3/1/2021	11,000	11,459
Noble Energy, Inc. 3.85%, 1/15/2028	50,000	49,251
Occidental Petroleum Corp.:
4.20%, 3/15/2048	50,000	52,386
Series 1, 4.10%, 2/1/2021	100,000	102,336
Phillips 66:
4.65%, 11/15/2034	100,000	107,493
4.88%, 11/15/2044	22,000	24,095
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	26,237
Shell International Finance B.V.:
2.38%, 8/21/2022	100,000	99,313
2.88%, 5/10/2026	100,000	99,338
4.00%, 5/10/2046	138,000	143,527
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	25,591
4.00%, 11/15/2047	35,000	34,450
Total Capital International SA:
2.88%, 2/17/2022	13,000	13,112
3.46%, 2/19/2029 (a)	100,000	102,254
Total Capital SA 4.25%, 12/15/2021	5,000	5,213
Valero Energy Corp.:
4.00%, 4/1/2029	35,000	35,361
4.35%, 6/1/2028	20,000	20,756
4.90%, 3/15/2045	16,000	16,909
6.63%, 6/15/2037	5,000	6,158
		2,411,677
OIL & GAS SERVICES — 0.4%
Halliburton Co.:
4.50%, 11/15/2041	5,000	4,956
5.00%, 11/15/2045	100,000	106,396
6.70%, 9/15/2038	5,000	6,275
National Oilwell Varco, Inc. 3.95%, 12/1/2042	25,000	21,017
Schlumberger Investment SA 3.65%, 12/1/2023 (a)	58,000	60,116
		198,760
PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	34,011
4.50%, 11/1/2023	8,000	8,450
Security Description	Principal Amount	Value
WestRock MWV LLC 8.20%, 1/15/2030	$33,000	$43,827
WestRock RKT Co. 4.90%, 3/1/2022	16,000	16,717
		103,005
PHARMACEUTICALS — 6.0%
AbbVie, Inc.:
2.30%, 5/14/2021	100,000	98,828
2.90%, 11/6/2022	119,000	118,780
3.38%, 11/14/2021	10,000	10,128
4.25%, 11/14/2028	10,000	10,206
4.40%, 11/6/2042	11,000	10,158
4.88%, 11/14/2048	60,000	58,937
Allergan Funding SCS:
4.55%, 3/15/2035	200,000	194,802
4.85%, 6/15/2044	38,000	37,775
AmerisourceBergen Corp. 3.25%, 3/1/2025	38,000	37,518
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	24,666
3.13%, 6/12/2027	25,000	24,391
4.00%, 9/18/2042	3,000	2,898
4.38%, 11/16/2045	125,000	129,276
Bristol-Myers Squibb Co. 3.25%, 11/1/2023	19,000	19,494
Cardinal Health, Inc.:
3.08%, 6/15/2024	27,000	26,384
4.50%, 11/15/2044	108,000	96,283
CVS Health Corp.:
2.75%, 12/1/2022	143,000	141,021
3.38%, 8/12/2024	11,000	10,917
4.30%, 3/25/2028	100,000	101,405
4.75%, 12/1/2022	100,000	105,027
4.78%, 3/25/2038	150,000	148,498
Eli Lilly & Co.:
3.38%, 3/15/2029	10,000	10,262
3.95%, 3/15/2049	40,000	40,928
5.55%, 3/15/2037	38,000	46,279
Express Scripts Holding Co.:
4.75%, 11/15/2021	19,000	19,832
6.13%, 11/15/2041	75,000	88,772
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	50,000	50,261
3.38%, 6/1/2029	40,000	40,434
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	50,000	51,703
5.38%, 4/15/2034	5,000	5,960
Johnson & Johnson:
2.95%, 3/3/2027	100,000	100,242
3.70%, 3/1/2046	120,000	121,746
5.85%, 7/15/2038	24,000	31,448
McKesson Corp. 4.75%, 5/30/2029	50,000	52,373
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	14,159

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.90%, 11/1/2039	$70,000	$86,743
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	101,715
Merck & Co., Inc.:
2.75%, 2/10/2025	13,000	13,018
2.80%, 5/18/2023	11,000	11,121
2.90%, 3/7/2024	10,000	10,141
3.40%, 3/7/2029	50,000	51,394
3.60%, 9/15/2042	50,000	48,887
3.70%, 2/10/2045	3,000	2,977
3.88%, 1/15/2021	11,000	11,230
4.00%, 3/7/2049	15,000	15,610
Mylan, Inc. 4.55%, 4/15/2028	100,000	97,551
Novartis Capital Corp.:
2.40%, 9/21/2022	200,000	199,020
3.40%, 5/6/2024	19,000	19,663
Pfizer, Inc.:
1.95%, 6/3/2021	200,000	197,480
2.95%, 3/15/2024	15,000	15,204
3.00%, 6/15/2023	5,000	5,096
3.45%, 3/15/2029	25,000	25,691
3.60%, 9/15/2028	25,000	26,026
3.90%, 3/15/2039 (a)	15,000	15,409
4.00%, 3/15/2049	15,000	15,539
4.10%, 9/15/2038	10,000	10,501
7.20%, 3/15/2039	13,000	18,833
Sanofi 4.00%, 3/29/2021	38,000	39,020
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023 (e)	25,000	26,233
Zoetis, Inc.:
3.25%, 2/1/2023	49,000	49,484
3.45%, 11/13/2020	40,000	40,371
4.70%, 2/1/2043	3,000	3,195
		3,238,943
PIPELINES — 4.2%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 6.38%, 5/1/2024	100,000	105,011
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	37,321
4.45%, 7/15/2027	38,000	37,107
Buckeye Partners L.P. 4.13%, 12/1/2027	25,000	23,792
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	56,272
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,576
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	16,000	15,978
4.40%, 3/15/2027	13,000	12,686
5.00%, 5/15/2044	19,000	16,863
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	19,000	19,487
Security Description	Principal Amount	Value
Enbridge, Inc.:
3.50%, 6/10/2024	$27,000	$27,235
4.25%, 12/1/2026	50,000	52,060
Energy Transfer Operating L.P.:
4.75%, 1/15/2026	100,000	104,404
5.20%, 2/1/2022	8,000	8,405
6.63%, 10/15/2036	37,000	41,476
9.00%, 4/15/2019	5,000	5,011
Enterprise Products Operating LLC:
3.35%, 3/15/2023	11,000	11,159
3.90%, 2/15/2024	25,000	25,969
3.95%, 2/15/2027	100,000	103,329
4.85%, 3/15/2044	11,000	11,682
5.10%, 2/15/2045	25,000	27,364
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	16,706
6.50%, 9/1/2039	3,000	3,509
Kinder Morgan, Inc.:
4.30%, 3/1/2028	15,000	15,503
5.05%, 2/15/2046	100,000	102,388
5.20%, 3/1/2048	100,000	105,474
5.55%, 6/1/2045	100,000	109,192
Magellan Midstream Partners L.P. 4.20%, 3/15/2045	19,000	17,434
MPLX L.P. 4.13%, 3/1/2027	138,000	138,992
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	54,556
ONEOK Partners L.P.:
3.38%, 10/1/2022	38,000	38,338
6.13%, 2/1/2041	25,000	27,837
ONEOK, Inc.:
4.35%, 3/15/2029	15,000	15,287
5.20%, 7/15/2048 (a)	25,000	25,652
Phillips 66 Partners L.P. 3.61%, 2/15/2025	3,000	2,993
Plains All American Pipeline L.P./PAA Finance Corp.:
4.65%, 10/15/2025	50,000	52,111
4.70%, 6/15/2044	11,000	10,215
4.90%, 2/15/2045	25,000	23,910
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	25,000	25,195
5.88%, 6/30/2026	55,000	61,164
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	6,611
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	6,000	5,892
4.75%, 3/15/2024	86,000	91,394
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021 (a)	38,000	38,974
4.65%, 2/15/2022	4,000	4,161
4.95%, 1/15/2043	11,000	10,207
5.35%, 5/15/2045	100,000	97,390
TransCanada PipeLines, Ltd.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 10/1/2020	$100,000	$101,589
4.88%, 1/15/2026	50,000	54,032
5.00%, 10/16/2043	8,000	8,337
6.20%, 10/15/2037	5,000	5,951
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	50,000	50,960
5.40%, 8/15/2041	100,000	109,313
Western Gas Partners L.P.:
5.38%, 6/1/2021	19,000	19,701
5.45%, 4/1/2044	38,000	36,197
Williams Cos., Inc.:
3.60%, 3/15/2022	16,000	16,240
3.70%, 1/15/2023	5,000	5,085
4.00%, 9/15/2025	3,000	3,086
4.13%, 11/15/2020	16,000	16,253
4.55%, 6/24/2024	10,000	10,524
5.75%, 6/24/2044	5,000	5,482
		2,293,022
REAL ESTATE — 0.0% (b)
CBRE Services, Inc. 4.88%, 3/1/2026	22,000	23,245
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Alexandria Real Estate Equities, Inc.:
4.00%, 1/15/2024	15,000	15,509
4.50%, 7/30/2029	8,000	8,408
4.60%, 4/1/2022	22,000	22,973
American Tower Corp.:
3.38%, 5/15/2024	25,000	25,188
4.00%, 6/1/2025	100,000	102,783
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	19,000	19,217
Boston Properties L.P.:
3.80%, 2/1/2024	19,000	19,502
4.13%, 5/15/2021	30,000	30,712
4.50%, 12/1/2028	10,000	10,621
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	21,000	20,871
4.13%, 6/15/2026	38,000	38,076
Camden Property Trust 4.10%, 10/15/2028	5,000	5,244
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	22,000	22,533
Crown Castle International Corp.:
2.25%, 9/1/2021	50,000	49,218
3.65%, 9/1/2027	80,000	78,750
CubeSmart L.P. 3.13%, 9/1/2026	25,000	23,666
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	26,111
Duke Realty L.P. 4.00%, 9/15/2028	25,000	25,821
Security Description	Principal Amount	Value
ERP Operating L.P.:
3.50%, 3/1/2028	$25,000	$25,368
4.50%, 7/1/2044	16,000	17,232
4.75%, 7/15/2020	50,000	51,045
Essex Portfolio L.P.:
3.50%, 4/1/2025	25,000	25,010
4.00%, 3/1/2029	15,000	15,352
GLP Capital L.P./GLP Financing II, Inc. 4.88%, 11/1/2020	15,000	15,279
HCP, Inc.:
3.40%, 2/1/2025	50,000	49,693
4.20%, 3/1/2024	49,000	50,696
Highwoods Realty L.P. 4.20%, 4/15/2029	15,000	15,199
Hospitality Properties Trust:
4.38%, 2/15/2030	51,000	47,027
4.50%, 3/15/2025	18,000	18,169
Host Hotels & Resorts L.P. 6.00%, 10/1/2021	16,000	16,904
Kilroy Realty L.P. 4.75%, 12/15/2028	15,000	15,953
Kimco Realty Corp. 2.80%, 10/1/2026	100,000	94,084
Liberty Property L.P. 4.38%, 2/1/2029	15,000	15,631
Life Storage L.P. 3.88%, 12/15/2027	25,000	24,496
Mid-America Apartments L.P.:
3.95%, 3/15/2029	15,000	15,238
4.00%, 11/15/2025	22,000	22,600
National Retail Properties, Inc. 4.80%, 10/15/2048	15,000	15,978
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	36,000	37,522
Prologis L.P. 3.75%, 11/1/2025	62,000	64,833
Realty Income Corp. 3.88%, 7/15/2024	16,000	16,580
Regency Centers L.P. 4.65%, 3/15/2049	15,000	15,610
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	49,064
Select Income REIT 4.50%, 2/1/2025	19,000	18,277
Simon Property Group L.P.:
3.38%, 10/1/2024	140,000	142,881
4.25%, 10/1/2044	3,000	3,111
SITE Centers Corp. 3.63%, 2/1/2025	14,000	13,745
Spirit Realty L.P. 4.45%, 9/15/2026	49,000	48,327
STORE Capital Corp. 4.63%, 3/15/2029	15,000	15,215
UDR, Inc. Series MTN, 4.40%, 1/26/2029	25,000	26,358
Ventas Realty L.P.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 1/15/2023	$25,000	$24,982
3.25%, 10/15/2026	63,000	61,068
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	55,000	54,154
Welltower, Inc.:
3.95%, 9/1/2023	50,000	51,846
4.13%, 3/15/2029	25,000	25,464
5.13%, 3/15/2043	3,000	3,178
Weyerhaeuser Co.:
4.00%, 11/15/2029 (a)	25,000	25,729
4.63%, 9/15/2023	11,000	11,606
7.38%, 3/15/2032	11,000	14,499
		1,820,206
RETAIL — 2.9%
AutoNation, Inc. 4.50%, 10/1/2025	19,000	19,052
AutoZone, Inc.:
1.63%, 4/21/2019	8,000	7,993
2.88%, 1/15/2023	11,000	10,920
3.13%, 7/15/2023	38,000	38,106
Best Buy Co., Inc. 4.45%, 10/1/2028	25,000	25,241
Costco Wholesale Corp. 2.25%, 2/15/2022	16,000	15,908
Dollar General Corp. 3.25%, 4/15/2023	35,000	35,184
Home Depot, Inc.:
3.75%, 2/15/2024	26,000	27,286
5.40%, 9/15/2040	80,000	96,418
5.95%, 4/1/2041	100,000	128,208
Kohl's Corp. 3.25%, 2/1/2023	50,000	49,669
Lowe's Cos., Inc.:
3.38%, 9/15/2025	19,000	19,080
3.75%, 4/15/2021	11,000	11,191
4.25%, 9/15/2044	90,000	86,171
4.38%, 9/15/2045	12,000	11,716
4.65%, 4/15/2042	40,000	40,610
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	8,000	7,699
3.88%, 1/15/2022	5,000	5,042
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	100,000	100,172
Series MTN, 3.80%, 4/1/2028 (a)	50,000	51,590
Series MTN, 6.30%, 3/1/2038	30,000	37,217
Nordstrom, Inc. 4.00%, 10/15/2021	11,000	11,235
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	19,000	18,974
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,525
5.95%, 3/15/2043	16,000	14,839
Starbucks Corp.:
3.10%, 3/1/2023	25,000	25,234
4.50%, 11/15/2048	50,000	51,024
Security Description	Principal Amount	Value
Tapestry, Inc. 3.00%, 7/15/2022	$25,000	$24,642
Target Corp.:
3.38%, 4/15/2029	25,000	25,389
3.88%, 7/15/2020	19,000	19,336
3.90%, 11/15/2047	50,000	49,503
4.00%, 7/1/2042	8,000	8,080
TJX Cos., Inc. 2.25%, 9/15/2026	19,000	18,010
Walgreen Co. 4.40%, 9/15/2042	25,000	22,812
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	53,973
4.80%, 11/18/2044	3,000	2,869
Walmart, Inc.:
3.55%, 6/26/2025	150,000	155,805
3.70%, 6/26/2028	50,000	52,616
4.05%, 6/29/2048	50,000	53,270
4.30%, 4/22/2044	100,000	108,840
		1,552,449
SEMICONDUCTORS — 1.8%
Analog Devices, Inc. 3.90%, 12/15/2025	38,000	38,902
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,699
5.85%, 6/15/2041	26,000	32,217
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	25,000	23,059
3.63%, 1/15/2024	38,000	37,905
3.88%, 1/15/2027	50,000	47,771
Broadcom, Inc.:
3.13%, 10/15/2022 (e)	5,000	4,977
3.63%, 10/15/2024 (e)	25,000	24,805
4.75%, 4/15/2029 (e)	25,000	24,881
Intel Corp.:
1.70%, 5/19/2021	150,000	147,471
2.35%, 5/11/2022	25,000	24,892
3.15%, 5/11/2027 (a)	25,000	25,286
3.73%, 12/8/2047	25,000	25,153
4.80%, 10/1/2041	50,000	57,855
KLA-Tencor Corp. 4.13%, 11/1/2021	30,000	30,794
Lam Research Corp. 3.80%, 3/15/2025	22,000	22,676
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	76,227
Micron Technology, Inc. 4.64%, 2/6/2024	5,000	5,130
NVIDIA Corp. 3.20%, 9/16/2026	76,000	75,647
QUALCOMM, Inc.:
2.90%, 5/20/2024	50,000	49,220
3.25%, 5/20/2027	100,000	97,682
Texas Instruments, Inc.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 5/15/2024	$18,000	$17,905
2.75%, 3/12/2021	19,000	19,059
3.88%, 3/15/2039	10,000	10,402
Xilinx, Inc.:
2.95%, 6/1/2024	38,000	37,690
3.00%, 3/15/2021	16,000	16,032
		993,337
SOFTWARE — 2.6%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	18,739
Adobe, Inc. 3.25%, 2/1/2025	57,000	58,297
CA, Inc. 5.38%, 12/1/2019	24,000	24,307
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	4,061
3.63%, 10/15/2020	4,000	4,039
5.00%, 10/15/2025	97,000	104,648
Series 10Y, 4.25%, 5/15/2028	20,000	20,550
Fiserv, Inc.:
3.80%, 10/1/2023	10,000	10,249
4.20%, 10/1/2028	25,000	25,706
Microsoft Corp.:
2.40%, 8/8/2026	50,000	48,518
2.65%, 11/3/2022	300,000	301,926
3.95%, 8/8/2056	25,000	26,052
4.10%, 2/6/2037	80,000	86,999
4.45%, 11/3/2045	50,000	56,712
4.50%, 2/6/2057	100,000	114,580
4.88%, 12/15/2043	50,000	59,604
Oracle Corp.:
2.63%, 2/15/2023	75,000	74,866
2.65%, 7/15/2026	62,000	59,981
3.40%, 7/8/2024	8,000	8,189
3.80%, 11/15/2037	30,000	30,049
4.00%, 7/15/2046	25,000	25,126
4.13%, 5/15/2045	200,000	204,100
6.13%, 7/8/2039	5,000	6,419
VMware, Inc. 2.95%, 8/21/2022	50,000	49,574
		1,423,291
TELECOMMUNICATIONS — 4.7%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	8,051
6.13%, 3/30/2040	8,000	9,992
6.38%, 3/1/2035	38,000	47,484
AT&T, Inc.:
3.95%, 1/15/2025	100,000	102,050
4.35%, 3/1/2029	35,000	35,748
4.75%, 5/15/2046	200,000	195,398
4.80%, 6/15/2044	150,000	146,502
5.25%, 3/1/2037	50,000	52,602
Security Description	Principal Amount	Value
5.45%, 3/1/2047	$200,000	$213,550
6.38%, 3/1/2041	5,000	5,854
Cisco Systems, Inc. 5.90%, 2/15/2039	177,000	231,960
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	25,000	34,329
9.25%, 6/1/2032	100,000	145,925
Juniper Networks, Inc. 4.50%, 3/15/2024	10,000	10,414
Motorola Solutions, Inc.:
3.75%, 5/15/2022	19,000	19,303
4.00%, 9/1/2024	38,000	38,709
Orange SA 5.50%, 2/6/2044	8,000	9,252
Rogers Communications, Inc.:
4.30%, 2/15/2048	50,000	50,643
5.00%, 3/15/2044	11,000	12,245
Telefonica Emisiones SA:
4.10%, 3/8/2027	150,000	152,255
4.57%, 4/27/2023	51,000	54,044
Verizon Communications, Inc.:
2.63%, 8/15/2026	170,000	162,690
3.13%, 3/16/2022	187,000	189,223
3.38%, 2/15/2025	100,000	101,360
3.88%, 2/8/2029	25,000	25,651
4.13%, 3/16/2027	100,000	104,716
4.33%, 9/21/2028	8,000	8,464
4.75%, 11/1/2041	22,000	23,194
5.01%, 4/15/2049	50,000	54,466
5.01%, 8/21/2054	100,000	106,912
Vodafone Group PLC:
2.50%, 9/26/2022	100,000	98,181
4.38%, 5/30/2028	50,000	50,814
4.38%, 2/19/2043	38,000	34,119
		2,536,100
TEXTILES — 0.0% (b)
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	12,416
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	21,180
6.35%, 3/15/2040	19,000	20,929
		42,109
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	58,000	59,790
4.15%, 12/15/2048	25,000	26,261
4.55%, 9/1/2044	100,000	109,628
Canadian National Railway Co.:
2.85%, 12/15/2021	11,000	11,023
3.65%, 2/3/2048	25,000	25,121
6.20%, 6/1/2036	5,000	6,601

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	$11,000	$11,485
5.75%, 3/15/2033	8,000	9,511
6.13%, 9/15/2115	50,000	61,533
CSX Corp.:
3.25%, 6/1/2027	75,000	73,996
3.35%, 11/1/2025	8,000	8,061
3.70%, 10/30/2020	86,000	87,000
3.80%, 11/1/2046	25,000	23,507
4.50%, 3/15/2049	10,000	10,478
FedEx Corp.:
2.63%, 8/1/2022	16,000	15,853
3.40%, 1/14/2022	10,000	10,125
3.88%, 8/1/2042	25,000	22,079
3.90%, 2/1/2035	19,000	17,912
4.20%, 10/17/2028 (a)	25,000	26,178
4.55%, 4/1/2046	25,000	24,067
4.95%, 10/17/2048 (a)	25,000	25,659
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	15,000	15,231
Norfolk Southern Corp.:
3.15%, 6/1/2027	38,000	37,545
3.25%, 12/1/2021	2,000	2,018
3.65%, 8/1/2025	10,000	10,291
3.80%, 8/1/2028	15,000	15,494
3.94%, 11/1/2047	5,000	4,875
4.15%, 2/28/2048 (a)	10,000	10,128
4.80%, 8/15/2043	3,000	3,201
5.10%, 8/1/2118	15,000	15,713
Ryder System, Inc.:
Series MTN, 3.50%, 6/1/2021	15,000	15,166
Series MTN, 3.65%, 3/18/2024 (a)	25,000	25,535
Union Pacific Corp.:
3.70%, 3/1/2029	30,000	30,808
3.80%, 10/1/2051	25,000	23,459
3.88%, 2/1/2055	30,000	27,827
4.05%, 3/1/2046	15,000	14,724
4.16%, 7/15/2022	11,000	11,461
4.30%, 6/15/2042	105,000	106,437
United Parcel Service, Inc.:
2.80%, 11/15/2024	100,000	100,614
4.25%, 3/15/2049	25,000	25,995
		1,162,390
TRUCKING & LEASING — 0.1%
GATX Corp. 4.35%, 2/15/2024	25,000	25,845
WATER — 0.1%
American Water Capital Corp.:
3.75%, 9/1/2028	25,000	25,994
4.30%, 12/1/2042	8,000	8,386
Security Description	Principal Amount	Value
United Utilities PLC 6.88%, 8/15/2028	$11,000	$13,105
		47,485
TOTAL CORPORATE BONDS & NOTES (Cost $52,540,940)		53,595,838
	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	173,771	173,771
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	372,648	372,648
TOTAL SHORT-TERM INVESTMENTS (Cost $546,419)		546,419
TOTAL INVESTMENTS — 99.9% (Cost $53,087,359)		54,142,257
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		43,402
NET ASSETS — 100.0%		$54,185,659
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$53,595,838	$—	$53,595,838
Short-Term Investments	546,419	—	—	546,419
TOTAL INVESTMENTS	$546,419	$53,595,838	$—	$54,142,257
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,331	$23,331	$22,353,327	$22,202,887	$—	$—	173,771	$173,771	$3,011	$—
State Street Navigator Securities Lending Government Money Market Portfolio	76,060	76,060	2,111,144	1,814,556	—	—	372,648	372,648	450	—
Total		$99,391	$24,464,471	$24,017,443	$—	$—		$546,419	$3,461	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.3%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$385,128	$384,163
2.50% 6/1/2028	192,874	192,560
2.50%, 10/1/2029	69,238	69,023
2.50%, 1/1/2031	241,295	240,413
2.50%, 6/1/2031	1,227,383	1,220,652
2.50%, 10/1/2031	1,241,815	1,235,005
2.50%, 2/1/2033	288,248	286,589
3.00%, 10/1/2026	285,253	288,710
3.00%, 12/1/2026	550,227	556,896
3.00%, 10/1/2028	508,110	514,564
3.00%, 2/1/2029	51,691	52,333
3.00%, 5/1/2029	306,050	309,677
3.00%, 7/1/2029	108,569	109,855
3.00%, 8/1/2029	317,477	321,239
3.00%, 9/1/2029	76,281	77,185
3.00%, 2/1/2032	283,541	286,559
3.00%, 1/1/2033	988,582	998,331
3.00%, 2/1/2033	458,937	463,463
3.00%, 5/1/2033	296,783	299,644
3.00%, 5/1/2035	240,013	241,503
3.00%, 7/1/2035	493,892	496,959
3.00%, 4/1/2036	537,699	541,038
3.00%, 11/1/2042	1,220,253	1,222,189
3.00% 2/1/2043	1,415,000	1,417,245
3.00%, 3/1/2043	407,384	407,772
3.00%, 6/1/2043	114,375	114,484
3.00%, 7/1/2043	230,085	230,304
3.00%, 8/1/2043	112,282	112,389
3.00%, 9/1/2043	120,324	120,438
3.00%, 10/1/2043	119,265	119,379
3.00%, 1/1/2045	228,087	228,126
3.00%, 6/1/2045	160,248	160,070
3.00% 7/1/2045	1,274,913	1,273,496
3.00%, 8/1/2045	1,161,616	1,163,459
3.00%, 5/1/2046	424,189	422,579
3.00%, 6/1/2046	306,710	305,546
3.00%, 8/1/2046	313,541	312,351
3.00%, 9/1/2046	485,812	483,968
3.00%, 10/1/2046	1,835,568	1,828,602
3.00% 11/1/2046	2,224,323	2,215,881
3.00%, 1/1/2047	843,235	840,035
3.00%, 7/1/2047	588,544	586,310
3.50%, 6/1/2019	1,511	1,510
3.50%, 3/1/2021	104,697	105,075
3.50%, 2/1/2026	227,321	232,761
3.50%, 10/1/2026	177,392	181,678
3.50%, 1/1/2029	51,476	52,789
3.50%, 6/1/2029	86,612	88,836
3.50%, 8/1/2029	53,390	54,761
3.50%, 2/1/2030	34,166	35,042
3.50%, 1/1/2034	603,208	617,624
Security Description	Principal Amount	Value
3.50%, 7/1/2035	$256,888	$263,361
3.50%, 2/1/2039	410,927	420,224
3.50%, 7/1/2042	33,060	33,806
3.50%, 3/1/2043	198,661	203,024
3.50%, 5/1/2043	557,330	569,568
3.50%, 8/1/2043	1,347,550	1,377,140
3.50%, 11/1/2043	106,604	108,945
3.50%, 6/1/2044	231,585	236,179
3.50%, 8/1/2044	104,182	106,249
3.50%, 10/1/2044	87,870	89,613
3.50%, 11/1/2044	177,695	181,220
3.50%, 12/1/2044	407,572	415,657
3.50%, 1/1/2045	93,786	95,646
3.50%, 2/1/2045	390,308	398,050
3.50% 7/1/2045	331,763	337,848
3.50%, 10/1/2045	388,885	395,689
3.50%, 11/1/2045	285,432	290,426
3.50% 12/1/2045	759,527	773,079
3.50%, 1/1/2046	555,507	565,226
3.50%, 3/1/2046	1,977,981	2,012,585
3.50%, 5/1/2046	631,921	642,518
3.50%, 12/1/2046	650,073	660,975
3.50%, 2/1/2047	622,459	632,898
3.50%, 6/1/2047	814,752	827,527
3.50%, 8/1/2047	840,690	853,872
3.50%, 10/1/2047	1,042,131	1,058,472
3.50%, 11/1/2047	296,458	301,106
3.50%, 12/1/2047	597,572	606,942
3.50%, 1/1/2048	1,194,960	1,213,697
3.50%, 2/1/2048	2,008,932	2,040,431
3.50%, 5/1/2048	214,362	217,427
3.50%, 6/1/2048	960,340	974,072
3.50%, 11/1/2048	393,169	398,791
4.00%, 5/1/2021	34,925	35,053
4.00%, 11/1/2033	200,098	207,152
4.00%, 6/1/2035	195,874	204,119
4.00%, 10/1/2040	99,517	103,588
4.00%, 12/1/2041	126,467	131,565
4.00%, 4/1/2042	61,961	64,459
4.00%, 6/1/2042	208,710	217,051
4.00%, 10/1/2043	298,021	310,037
4.00% 5/1/2044	154,216	159,926
4.00%, 7/1/2044	274,015	284,160
4.00%, 10/1/2044	232,333	240,934
4.00%, 12/1/2044	64,214	66,591
4.00%, 4/1/2045	96,534	99,829
4.00%, 5/1/2045	1,240,439	1,290,450
4.00%, 10/1/2045	318,436	329,308
4.00%, 12/1/2045	453,525	469,009
4.00%, 1/1/2046	1,252,397	1,295,157
4.00%, 6/1/2047	463,385	479,236
4.00%, 7/1/2047	247,202	255,658
4.00%, 8/1/2047	842,820	871,650
4.00%, 9/1/2047	418,750	433,075
4.00%, 11/1/2047	1,586,478	1,640,747

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2047	$446,653	$461,932
4.00%, 4/1/2048	798,512	822,971
4.00%, 5/1/2048	938,861	966,517
4.00% 7/1/2048	1,023,014	1,053,148
4.00%, 8/1/2048	644,938	664,693
4.00%, 10/1/2048	532,035	548,331
4.00%, 11/1/2048	511,525	526,593
4.00%, 12/1/2048	979,052	1,007,891
4.00%, 3/1/2049	597,518	615,119
4.50%, 2/1/2039	94,857	100,301
4.50%, 7/1/2041	223,485	236,795
4.50%, 9/1/2041	62,293	66,003
4.50%, 10/1/2041	479,542	506,884
4.50%, 10/1/2043	140,891	148,697
4.50% 3/1/2044	311,146	327,859
4.50%, 7/1/2044	587,270	618,815
4.50%, 9/1/2044	378,405	398,731
4.50%, 7/1/2045	529,365	559,547
4.50%, 8/1/2045	59,106	62,038
4.50%, 7/1/2047	905,216	953,838
4.50%, 12/1/2047	661,988	691,888
4.50%, 7/1/2048	343,768	358,828
4.50%, 11/1/2048	216,947	226,451
4.50%, 1/1/2049	684,153	714,126
4.50%, 3/1/2049	323,397	337,565
5.00%, 9/1/2031	133,987	141,747
5.00%, 12/1/2033	548,289	589,744
5.00%, 7/1/2035	416,977	448,526
5.00%, 9/1/2038	42,483	45,901
5.00%, 1/1/2039	100,789	108,900
5.00% 9/1/2039	284,247	306,959
5.00%, 12/1/2041	138,293	148,281
5.00%, 7/1/2048	881,147	935,312
5.00%, 9/1/2048	635,648	674,719
5.50%, 1/1/2028	21,851	23,491
5.50%, 9/1/2035	3,835	4,174
5.50%, 6/1/2036	16,753	18,233
5.50%, 12/1/2036	19,449	21,167
5.50%, 7/1/2037	271,883	295,896
5.50%, 4/1/2038	196,724	214,782
5.50%, 5/1/2038	3,090	3,374
5.50%, 8/1/2038	307,863	335,053
6.00%, 7/1/2040	568,885	635,981
TBA, 4.00%, 4/1/2034 (a)	300,000	309,423
Federal National Mortgage Association:
2.00%, 11/1/2031	217,641	211,508
2.50% 7/1/2028	523,199	522,168
2.50%, 8/1/2028	256,419	255,914
2.50%, 10/1/2028	121,758	121,518
2.50%, 3/1/2029	406,240	405,086
2.50%, 2/1/2030	98,022	97,684
2.50%, 5/1/2030	130,198	129,679
2.50%, 7/1/2030	114,666	114,209
2.50% 10/1/2031	1,414,039	1,405,811
Security Description	Principal Amount	Value
2.50% 11/1/2031	$1,436,991	$1,429,644
2.50%, 12/1/2031	500,162	497,251
2.50%, 10/1/2032	125,449	124,685
2.50%, 12/1/2032	300,707	298,875
3.00%, 12/1/2026	74,507	75,357
3.00%, 2/1/2027	38,884	39,327
3.00%, 3/1/2027	629,927	637,114
3.00%, 8/1/2027	570,655	577,166
3.00%, 10/1/2028	107,705	108,965
3.00%, 11/1/2028	153,146	154,939
3.00%, 6/1/2029	80,089	80,980
3.00%, 7/1/2029	155,739	157,470
3.00% 8/1/2029	193,672	195,825
3.00%, 9/1/2029	80,707	81,604
3.00%, 4/1/2030	238,974	241,549
3.00%, 5/1/2030	608,024	615,308
3.00%, 6/1/2030	105,839	106,980
3.00%, 9/1/2030	88,154	89,104
3.00%, 11/1/2030	323,546	327,032
3.00%, 12/1/2030	114,480	115,713
3.00%, 4/1/2031	177,640	179,401
3.00%, 12/1/2032	879,469	887,500
3.00%, 1/1/2033	388,477	392,025
3.00%, 2/1/2034	463,207	467,329
3.00%, 1/1/2035	188,902	190,200
3.00%, 2/1/2035	263,392	265,204
3.00%, 2/1/2036	255,143	256,664
3.00%, 12/1/2036	435,726	439,093
3.00%, 3/1/2037	831,649	836,141
3.00%, 8/1/2037	434,595	437,040
3.00%, 9/1/2037	791,077	795,528
3.00%, 1/1/2038	993,260	998,847
3.00% 4/1/2043	888,221	888,849
3.00% 5/1/2043	739,251	739,773
3.00%, 6/1/2043	372,403	372,666
3.00%, 7/1/2043	114,525	114,606
3.00% 8/1/2043	902,378	903,016
3.00%, 9/1/2043	193,110	193,246
3.00%, 1/1/2044	100,145	100,216
3.00%, 12/1/2044	235,252	235,234
3.00%, 4/1/2045	540,415	539,683
3.00%, 8/1/2045	4,747,892	4,751,248
3.00% 11/1/2045	1,196,720	1,195,097
3.00%, 12/1/2045	274,331	273,959
3.00%, 5/1/2046	293,293	292,107
3.00%, 8/1/2046	1,026,367	1,022,218
3.00%, 9/1/2046	1,103,107	1,098,648
3.00% 10/1/2046	1,926,224	1,918,439
3.00% 11/1/2046	2,092,347	2,085,951
3.00% 1/1/2047	1,577,457	1,571,081
3.00%, 3/1/2047	189,520	188,754
3.00%, 7/1/2047	1,814,662	1,807,328
3.50%, 7/1/2025	266,943	272,987
3.50%, 10/1/2025	133,929	136,962
3.50%, 11/1/2025	165,040	168,778

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/1/2025	$133,874	$136,962
3.50%, 1/1/2026	18,960	19,390
3.50%, 1/1/2027	117,409	120,067
3.50%, 1/1/2028	189,892	194,324
3.50%, 1/1/2029	127,290	130,403
3.50%, 5/1/2029	184,919	189,473
3.50%, 10/1/2029	57,902	59,328
3.50%, 12/1/2030	166,421	170,514
3.50%, 2/1/2031	375,650	384,259
3.50%, 6/1/2033	420,609	430,223
3.50%, 6/1/2034	314,909	322,638
3.50%, 7/1/2034	354,461	363,161
3.50%, 2/1/2037	856,582	878,092
3.50%, 7/1/2037	417,389	427,052
3.50% 11/1/2037	687,059	704,608
3.50%, 2/1/2038	397,241	407,920
3.50%, 12/1/2040	291,813	298,438
3.50%, 1/1/2041	279,095	285,431
3.50%, 5/1/2042	552,188	564,249
3.50%, 6/1/2042	436,774	446,315
3.50%, 1/1/2043	137,164	140,160
3.50% 5/1/2043	302,727	309,149
3.50%, 6/1/2043	938,195	958,096
3.50%, 1/1/2044	149,194	152,359
3.50%, 5/1/2044	643,698	657,759
3.50%, 9/1/2044	430,475	438,863
3.50%, 10/1/2044	87,738	89,413
3.50% 1/1/2045	519,110	529,017
3.50% 2/1/2045	2,736,572	2,795,299
3.50%, 4/1/2045	211,044	214,580
3.50% 5/1/2045	555,366	565,832
3.50%, 8/1/2045	672,926	684,765
3.50%, 9/1/2045	1,159,739	1,185,564
3.50%, 10/1/2045	580,756	590,484
3.50% 11/1/2045	788,472	801,679
3.50% 12/1/2045	1,409,068	1,432,673
3.50% 2/1/2046	2,115,187	2,150,141
3.50% 4/1/2046	1,287,908	1,308,547
3.50%, 10/1/2046	907,295	921,834
3.50% 2/1/2047	2,421,833	2,461,801
3.50%, 4/1/2047	640,504	650,072
3.50% 5/1/2047	2,544,867	2,585,649
3.50%, 6/1/2047	658,319	668,153
3.50%, 9/1/2047	696,151	706,550
3.50%, 10/1/2047	447,603	454,289
3.50%, 11/1/2047	567,408	575,884
3.50% 1/1/2048	2,743,349	2,784,327
3.50%, 2/1/2048	277,145	281,938
3.50%, 3/1/2048	1,035,825	1,049,865
3.50%, 6/1/2048	552,977	560,473
3.50%, 9/1/2048	194,731	197,498
4.00%, 5/1/2020	492	493
4.00%, 7/1/2021	16,678	16,814
4.00%, 8/1/2026	61,625	63,472
4.00%, 11/1/2033	263,321	272,244
Security Description	Principal Amount	Value
4.00%, 1/1/2034	$242,756	$252,771
4.00%, 5/1/2037	205,713	213,783
4.00%, 9/1/2038	571,636	592,209
4.00%, 10/1/2040	288,251	299,789
4.00%, 12/1/2040	239,513	249,100
4.00%, 1/1/2041	1,165,287	1,211,931
4.00%, 2/1/2041	332,914	346,240
4.00%, 10/1/2041	94,398	98,177
4.00%, 12/1/2041	118,692	123,376
4.00%, 4/1/2042	428,257	445,008
4.00% 10/1/2043	1,139,636	1,184,278
4.00%, 12/1/2043	152,432	158,433
4.00%, 2/1/2044	146,697	152,472
4.00%, 6/1/2044	114,398	118,534
4.00% 7/1/2044	378,710	392,402
4.00%, 9/1/2044	80,833	83,756
4.00% 10/1/2044	99,698	103,302
4.00%, 12/1/2044	140,123	145,189
4.00%, 1/1/2045	39,938	41,382
4.00%, 3/1/2045	90,372	93,378
4.00%, 5/1/2045	367,738	379,970
4.00%, 6/1/2045	786,016	814,435
4.00%, 7/1/2045	158,690	163,968
4.00%, 8/1/2045	1,000,918	1,040,326
4.00% 9/1/2045	727,236	751,425
4.00% 12/1/2045	1,011,934	1,045,593
4.00%, 3/1/2046	182,594	188,683
4.00% 4/1/2046	1,197,136	1,240,405
4.00%, 7/1/2046	484,654	500,815
4.00%, 11/1/2046	773,627	799,424
4.00%, 4/1/2047	1,308,781	1,352,412
4.00%, 5/1/2047	1,573,229	1,625,675
4.00%, 6/1/2047	257,449	266,032
4.00%, 7/1/2047	390,835	403,864
4.00% 8/1/2047	974,643	1,012,718
4.00%, 9/1/2047	787,710	813,970
4.00%, 1/1/2048	446,735	461,628
4.00%, 5/1/2048	559,176	575,169
4.00%, 7/1/2048	601,302	619,207
4.00%, 8/1/2048	1,184,430	1,218,307
4.00% 11/1/2048	1,103,324	1,135,690
4.00%, 12/1/2048	2,502,896	2,574,484
4.00%, 1/1/2049	1,479,028	1,521,331
4.50%, 4/1/2019 (b)	79	79
4.50%, 11/1/2024	29,008	29,954
4.50%, 4/1/2031	73,732	77,694
4.50%, 5/1/2041	194,467	205,216
4.50%, 9/1/2041	113,402	119,964
4.50%, 1/1/2042	225,787	238,854
4.50% 9/1/2043	479,594	505,991
4.50%, 10/1/2043	201,525	212,356
4.50%, 12/1/2043	285,796	301,157
4.50%, 3/1/2044	75,540	79,473
4.50%, 4/1/2044	60,195	63,329
4.50%, 5/1/2044	212,398	223,814

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50% 6/1/2044	$370,544	$389,835
4.50%, 10/1/2044	245,652	258,442
4.50%, 8/1/2047	301,716	314,819
4.50%, 9/1/2047	625,662	652,833
4.50%, 12/1/2047	563,092	587,546
4.50% 8/1/2048	1,969,165	2,055,838
4.50%, 10/1/2048	404,821	421,862
4.50%, 11/1/2048	970,586	1,013,306
4.50%, 12/1/2048	998,748	1,042,708
4.50%, 1/1/2049	833,373	870,054
5.00%, 6/1/2039	455,563	489,389
5.00%, 6/1/2040	313,695	335,933
5.00%, 7/1/2040	149,957	160,588
5.00%, 9/1/2040	146,294	156,665
5.00%, 2/1/2041	100,245	107,351
5.00%, 3/1/2042	238,008	254,881
5.00%, 7/1/2044	80,915	86,388
5.00%, 1/1/2045	88,449	94,433
5.00%, 1/1/2049	637,855	674,847
5.50%, 1/1/2035	355,445	384,919
5.50%, 4/1/2036	181,218	196,599
5.50%, 11/1/2038	75,357	82,012
5.50%, 12/1/2038	32,860	35,749
5.50%, 12/1/2039	72,539	78,946
5.50%, 7/1/2041	157,466	170,822
6.00%, 1/1/2037	24,223	26,375
6.00%, 9/1/2037	52,359	58,628
6.00%, 9/1/2039	40,018	44,683
6.00%, 6/1/2040	95,421	106,703
6.00%, 10/1/2040	123,952	138,655
TBA, 2.50%, 4/1/2034 (a)	500,000	496,946
TBA, 3.00%, 4/1/2034 (a)	1,025,000	1,034,081
TBA, 3.00%, 4/1/2049 (a)	2,500,000	2,488,202
TBA, 3.50%, 4/1/2049 (a)	2,200,000	2,229,480
TBA, 4.00%, 4/1/2034 (a)	525,000	540,776
TBA, 4.00%, 4/1/2049 (a)	3,200,000	3,290,912
TBA, 4.50%, 4/1/2049 (a)	2,600,000	2,708,758
TBA, 5.00%, 4/1/2049 (a)	500,000	528,625
TBA, 5.50%, 4/1/2049 (a)	700,000	747,362
Government National Mortgage Association:
2.50%, 1/20/2043	81,196	80,157
3.00%, 5/20/2032	544,031	550,546
3.00%, 5/15/2042	130,087	131,367
3.00%, 8/20/2042	327,833	331,532
3.00%, 12/20/2042	331,608	335,349
3.00%, 1/20/2043	1,634,732	1,653,177
3.00%, 3/20/2043	399,400	403,349
3.00%, 4/20/2043	244,167	246,581
3.00%, 8/20/2043	281,193	283,973
3.00%, 12/20/2044	143,956	145,135
3.00%, 2/15/2045	129,159	130,229
3.00%, 3/15/2045	126,402	127,357
3.00%, 3/20/2045	76,659	77,156
3.00%, 4/20/2045	234,039	235,556
Security Description	Principal Amount	Value
3.00%, 5/20/2045	$301,386	$303,339
3.00%, 6/20/2045	100,158	100,807
3.00%, 7/20/2045	528,634	532,060
3.00%, 8/20/2045	120,239	121,018
3.00%, 12/20/2045	338,757	340,952
3.00%, 1/20/2046	495,955	499,170
3.00%, 5/20/2046	423,635	425,946
3.00%, 7/20/2046	305,404	307,071
3.00%, 8/20/2046	633,213	636,668
3.00%, 9/20/2046	1,993,824	2,004,703
3.00%, 10/20/2046	1,699,698	1,708,972
3.00%, 11/20/2046	1,858,438	1,868,579
3.00%, 12/20/2046	1,013,245	1,018,774
3.00%, 2/20/2047	617,957	621,329
3.00%, 6/20/2047	192,708	193,519
3.00%, 10/20/2047	1,375,464	1,381,250
3.00%, 11/20/2047	977,936	982,050
3.00%, 1/20/2048	254,860	255,932
3.50%, 2/15/2042	229,259	235,574
3.50%, 4/15/2042	103,056	105,894
3.50%, 6/20/2042	581,677	599,188
3.50%, 10/20/2042	429,222	442,143
3.50%, 11/20/2042	76,208	78,502
3.50%, 2/20/2043	236,408	243,265
3.50% 3/20/2043	254,200	261,763
3.50%, 4/20/2043	190,121	195,845
3.50%, 5/20/2043	239,339	246,282
3.50%, 7/20/2043	577,923	594,686
3.50%, 9/20/2043	296,950	305,563
3.50%, 1/20/2044	1,167,280	1,201,137
3.50%, 3/20/2044	176,416	181,533
3.50%, 4/20/2044	254,840	261,633
3.50%, 5/20/2044	268,562	275,720
3.50%, 7/20/2044	136,409	140,045
3.50%, 8/20/2044	197,411	202,672
3.50%, 10/20/2044	84,670	86,927
3.50%, 12/20/2044	56,743	58,255
3.50%, 2/20/2045	56,837	58,352
3.50%, 3/20/2045	72,010	73,813
3.50% 4/20/2045	237,709	243,661
3.50%, 5/20/2045	245,858	252,015
3.50%, 6/20/2045	128,389	131,604
3.50%, 7/20/2045	1,091,404	1,118,734
3.50%, 9/20/2045	340,703	349,234
3.50%, 10/20/2045	385,047	394,689
3.50%, 11/20/2045	1,482,700	1,519,827
3.50%, 12/20/2045	82,700	84,771
3.50%, 1/20/2046	287,831	295,038
3.50%, 4/20/2046	358,431	366,909
3.50%, 6/20/2046	1,095,058	1,120,959
3.50%, 8/20/2046	1,199,877	1,228,257
3.50%, 9/20/2046	1,333,964	1,365,516
3.50%, 10/20/2046	398,747	408,178
3.50%, 1/20/2047	297,371	304,405
3.50%, 2/20/2047	806,943	826,029

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/20/2047	$1,090,410	$1,114,465
3.50%, 5/20/2047	1,163,047	1,188,705
3.50%, 6/20/2047	645,238	659,472
3.50%, 8/20/2047	351,145	358,891
3.50%, 9/20/2047	354,600	362,423
3.50%, 10/20/2047	720,242	736,131
3.50%, 12/20/2047	1,027,173	1,049,833
3.50%, 1/20/2048	2,287,200	2,337,657
3.50%, 2/20/2048	487,847	498,609
3.50%, 3/20/2048	2,217,767	2,266,090
3.50%, 6/20/2048	308,041	314,753
3.50%, 8/20/2048	236,177	241,323
4.00%, 2/15/2040	8,299	8,648
4.00%, 4/15/2040	127,903	133,350
4.00%, 11/20/2041	119,380	124,532
4.00%, 2/20/2042	132,007	137,703
4.00%, 5/20/2042	115,802	120,619
4.00%, 8/20/2042	52,345	54,523
4.00%, 8/20/2043	138,481	144,124
4.00%, 11/20/2043	883,970	919,992
4.00%, 3/20/2044	154,698	160,732
4.00%, 6/20/2044	407,849	423,758
4.00%, 7/15/2044	172,151	178,582
4.00%, 7/20/2044	156,545	162,651
4.00%, 8/20/2044	371,652	386,149
4.00%, 12/20/2044	385,772	400,820
4.00%, 1/20/2045	135,723	141,017
4.00%, 2/20/2045	409,357	425,325
4.00%, 5/15/2045	88,893	92,213
4.00%, 6/15/2045	116,470	120,820
4.00%, 8/20/2045	110,484	114,619
4.00%, 9/20/2045	1,305,311	1,354,168
4.00%, 10/20/2045	214,760	222,798
4.00%, 11/20/2045	563,914	585,021
4.00%, 1/20/2046	135,938	141,026
4.00%, 4/20/2046	459,963	477,179
4.00%, 5/20/2046	1,025,739	1,061,522
4.00%, 3/20/2047	668,690	692,018
4.00%, 4/20/2047	170,014	175,807
4.00%, 5/20/2047	420,078	434,391
4.00%, 8/20/2047	478,121	494,412
4.00%, 9/20/2047	247,624	256,061
4.00%, 12/20/2047	823,117	851,162
4.00%, 1/20/2048	1,767,438	1,827,657
4.00%, 6/20/2048	1,066,811	1,101,954
4.00%, 8/20/2048	510,275	527,084
4.00%, 9/20/2048	636,619	657,590
4.00%, 11/20/2048	1,063,357	1,098,385
4.50%, 6/15/2039	28,680	30,181
4.50%, 4/15/2040	126,213	132,590
4.50%, 6/15/2040	102,981	108,185
4.50%, 9/20/2040	117,343	123,884
4.50%, 3/15/2041	65,591	68,905
4.50%, 6/15/2041	31,555	33,067
4.50%, 7/15/2041	45,909	48,109
Security Description	Principal Amount	Value
4.50%, 7/20/2041	$217,861	$229,935
4.50%, 12/20/2041	190,552	201,173
4.50%, 10/20/2043	50,593	53,158
4.50%, 12/20/2043	135,023	141,870
4.50%, 1/20/2044	105,337	110,678
4.50%, 4/20/2044	153,883	161,685
4.50%, 5/20/2045	84,865	88,688
4.50%, 10/20/2045	126,842	132,555
4.50%, 11/20/2045	340,858	356,210
4.50%, 6/20/2046	277,873	290,389
4.50%, 7/20/2046	152,381	159,244
4.50%, 12/20/2046	301,129	316,398
4.50%, 8/20/2047	329,998	343,997
4.50%, 9/20/2047	448,730	467,766
4.50%, 12/20/2047	197,961	206,359
4.50%, 3/20/2048	253,907	264,678
4.50%, 6/20/2048	411,617	427,714
4.50%, 8/20/2048	484,546	503,495
4.50%, 9/20/2048	952,751	990,011
4.50%, 11/20/2048	641,735	666,832
4.50%, 12/20/2048	571,159	593,495
5.00%, 12/15/2038	42,114	45,201
5.00%, 5/15/2039	51,789	55,589
5.00%, 11/20/2042	196,384	207,649
5.00%, 3/20/2043	37,719	40,118
5.00%, 4/20/2043	86,942	91,930
5.00%, 5/20/2043	32,614	34,485
5.00%, 8/20/2043	153,261	162,999
5.00%, 5/20/2044	79,291	84,330
5.00%, 6/20/2044	48,920	52,029
5.00%, 7/20/2044	125,614	133,616
5.00%, 12/20/2045	606,031	644,539
5.00%, 4/20/2048	158,708	166,023
5.00%, 7/20/2048	454,283	475,075
5.00%, 10/20/2048	738,310	772,102
5.50%, 9/15/2035	31,384	32,823
5.50%, 7/15/2038	12,649	13,588
5.50%, 3/15/2039	95,141	105,672
6.00%, 8/15/2040	34,754	39,234
6.00%, 9/15/2040	63,536	71,301
6.00%, 1/20/2046	200,931	227,137
TBA, 3.00%, 4/1/2049 (a)	1,800,000	1,807,182
TBA, 3.50%, 4/1/2049 (a)	2,452,071	2,504,864
TBA, 4.00%, 4/1/2049 (a)	2,000,000	2,064,860
TBA, 4.50%, 4/1/2049 (a)	2,600,000	2,699,658
TBA, 5.00%, 4/1/2049 (a)	1,250,000	1,305,612
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $280,721,157)		279,415,892

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $10,342,127)	10,342,127	$10,342,127
TOTAL INVESTMENTS — 103.0% (Cost $291,063,284)		289,758,019
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(8,467,024)
NET ASSETS — 100.0%		$281,290,995
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $79 representing 0.0% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$279,415,892	$—	$279,415,892
Short-Term Investment	10,342,127	—	—	10,342,127
TOTAL INVESTMENTS	$10,342,127	$279,415,892	$—	$289,758,019
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,679,737	$26,679,737	$116,104,979	$132,442,589	$—	$—	10,342,127	$10,342,127	$281,233	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.0%
ADVERTISING — 0.5%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$5,005,000	$812,412
Affinion Group, Inc. PIK 12.50%, 11/10/2022 (a)	2,844,197	1,843,153
Clear Channel International B.V. 8.75%, 12/15/2020 (a)	3,742,000	3,837,646
Lamar Media Corp. 5.00%, 5/1/2023	2,041,000	2,069,839
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. 6 month USD LIBOR + 0.14%, 14.00%, 7/1/2024 (b)	1,485,772	1,288,907
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	3,179,000	3,212,920
5.63%, 2/15/2024	2,229,000	2,287,935
		15,352,812
AEROSPACE & DEFENSE — 1.9%
Arconic, Inc.:
5.40%, 4/15/2021	9,275,000	9,565,771
5.87%, 2/23/2022	2,747,000	2,908,249
6.15%, 8/15/2020	6,315,000	6,543,856
Bombardier, Inc.:
5.75%, 3/15/2022 (a) (c)	6,723,000	6,885,092
6.00%, 10/15/2022 (a) (c)	7,440,000	7,508,894
6.13%, 1/15/2023 (a)	9,351,500	9,470,264
7.75%, 3/15/2020 (a)	52,000	54,345
8.75%, 12/1/2021 (a)	8,126,000	8,988,819
TransDigm, Inc.:
6.00%, 7/15/2022	8,161,000	8,292,963
6.50%, 7/15/2024	72,925	74,921
Triumph Group, Inc. 4.88%, 4/1/2021	1,321,000	1,285,491
		61,578,665
AGRICULTURE — 0.1%
Pyxus International, Inc. 9.88%, 7/15/2021 (c)	4,253,900	3,765,722
AIRLINES — 0.6%
Air Canada 7.75%, 4/15/2021 (a)	2,173,000	2,325,979
Allegiant Travel Co. 5.50%, 7/15/2019	12,000	12,053
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (c)	4,116,000	4,135,716
5.50%, 10/1/2019 (a)	7,539,000	7,599,915
United Continental Holdings, Inc. 4.25%, 10/1/2022 (c)	765,900	767,355
Virgin Australia Holdings, Ltd.:
Security Description	Principal Amount	Value
7.88%, 10/15/2021 (a)	$3,079,000	$3,160,655
8.50%, 11/15/2019 (a)	2,260,000	2,302,872
		20,304,545
APPAREL — 0.1%
William Carter Co. 5.25%, 8/15/2021	2,934,000	2,972,523
AUTO MANUFACTURERS — 1.1%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	3,036,000	3,006,429
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	4,475,000	4,746,051
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	9,241,000	9,339,971
5.25%, 4/15/2023	10,417,180	10,775,010
Jaguar Land Rover Automotive PLC:
4.25%, 11/15/2019 (a) (c)	3,039,000	3,038,605
5.63%, 2/1/2023 (a) (c)	4,531,000	4,452,161
		35,358,227
AUTO PARTS & EQUIPMENT — 0.7%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (c)	4,936,000	5,053,921
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026 (c)	2,481,000	2,364,418
5.13%, 11/15/2023 (c)	2,538,000	2,539,193
IHO Verwaltungs GmbH PIK:
4.13%, 9/15/2021 (a)	4,151,000	4,156,894
4.50%, 9/15/2023 (a)	3,290,000	3,255,949
Meritor, Inc. 6.25%, 2/15/2024	4,759,000	4,902,246
Titan International, Inc. 6.50%, 11/30/2023 (c)	1,667,000	1,535,890
		23,808,511
BANKS — 0.6%
CIT Group, Inc.:
4.13%, 3/9/2021	2,705,000	2,741,328
4.75%, 2/16/2024	3,715,000	3,850,375
5.00%, 8/15/2022	6,769,000	7,059,322
5.00%, 8/1/2023	5,512,000	5,778,505
		19,429,530
BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	3,661,000	3,040,131
BIOTECHNOLOGY — 0.1%
Sotera Health Topco, Inc. PIK 8.13%, 11/1/2021 (a)	2,782,000	2,752,233

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.7%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 1/1/2024 (a)	$4,026,000	$3,946,124
Griffon Corp. 5.25%, 3/1/2022	8,380,000	8,252,708
Masonite International Corp. 5.63%, 3/15/2023 (a)	1,291,000	1,322,113
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,369,000	2,409,794
Standard Industries, Inc. 5.50%, 2/15/2023 (a)	3,093,000	3,146,076
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	2,377,000	2,429,270
		21,506,085
CHEMICALS — 2.6%
Ashland LLC 4.75%, 8/15/2022	4,618,000	4,748,643
Blue Cube Spinco LLC 9.75%, 10/15/2023	3,220,000	3,595,259
CF Industries, Inc.:
3.45%, 6/1/2023	4,687,000	4,547,843
7.13%, 5/1/2020 (c)	4,362,000	4,562,303
Chemours Co. 6.63%, 5/15/2023	7,424,000	7,682,504
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	5,038,000	5,281,688
Hexion, Inc.:
6.63%, 4/15/2020 (c)	10,821,000	9,101,327
10.38%, 2/1/2022 (a)	3,712,000	3,118,563
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	3,017,000	772,744
Huntsman International LLC 5.13%, 11/15/2022	1,573,000	1,645,311
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	4,654,000	4,648,182
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a)	2,154,000	2,257,543
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	8,912,000	9,617,563
OCI NV 6.63%, 4/15/2023 (a)	4,544,000	4,715,172
PolyOne Corp. 5.25%, 3/15/2023	2,747,000	2,842,733
PQ Corp. 6.75%, 11/15/2022 (a)	3,461,000	3,590,338
TPC Group, Inc. 8.75%, 12/15/2020 (a)	6,478,000	6,368,133
Security Description	Principal Amount	Value
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	$3,874,000	$3,999,440
		83,095,289
COAL — 0.2%
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	2,606,000	2,133,845
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	3,177,000	3,197,396
		5,331,241
COMMERCIAL SERVICES — 4.4%
ADT Security Corp.:
3.50%, 7/15/2022	6,481,000	6,244,184
4.13%, 6/15/2023	5,062,000	4,876,326
6.25%, 10/15/2021	6,858,000	7,198,225
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	4,102,000	3,785,654
APX Group, Inc.:
7.88%, 12/1/2022	7,233,000	7,258,171
8.75%, 12/1/2020	3,965,000	3,907,587
APX GROUP, Inc. 7.63%, 9/1/2023 (c)	1,831,000	1,560,214
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	3,464,000	3,449,832
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (c)	5,515,000	5,573,018
Cenveo Corp. 6.00%, 8/1/2019 (a) (b) (d)	1,066,000	274,495
Herc Rentals, Inc. 7.50%, 6/1/2022 (a)	3,749,000	3,906,083
Hertz Corp.:
5.88%, 10/15/2020	5,957,000	5,947,350
6.25%, 10/15/2022 (c)	2,177,000	2,064,710
7.38%, 1/15/2021 (c)	3,903,000	3,905,732
7.63%, 6/1/2022 (a) (c)	9,953,000	10,196,749
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	4,808,000	4,900,218
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	3,906,000	3,684,647
LSC Communications, Inc. 8.75%, 10/15/2023 (a) (c)	3,007,000	3,182,669
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	2,223,000	2,095,200
Monitronics International, Inc. 9.13%, 4/1/2020	3,443,000	617,984
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	4,152,000	4,163,916
Nielsen Finance LLC/Nielsen Finance Co.:

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/1/2020	$5,459,000	$5,465,005
5.00%, 4/15/2022 (a)	16,640,000	16,434,163
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a) (e)	3,980,000	3,987,761
9.25%, 5/15/2023 (a)	16,176,000	17,001,461
RR Donnelley & Sons Co. 7.88%, 3/15/2021	2,324,000	2,391,326
Service Corp. International 5.38%, 1/15/2022	573,750	578,856
United Rentals North America, Inc. 4.63%, 7/15/2023	3,609,000	3,674,828
WEX, Inc. 4.75%, 2/1/2023 (a)	2,374,000	2,366,332
		140,692,696
COMPUTERS — 2.3%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	15,403,000	15,687,955
Dell, Inc.:
4.63%, 4/1/2021 (c)	260,000	263,487
5.88%, 6/15/2019 (c)	4,825,000	4,856,604
EMC Corp.:
2.65%, 6/1/2020	15,138,000	15,019,167
3.38%, 6/1/2023	5,814,000	5,638,940
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	7,627,000	7,765,659
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	6,980,000	6,289,329
9.25%, 3/1/2021 (a) (c)	1,647,000	1,634,219
Leidos Holdings, Inc. 4.45%, 12/1/2020	3,087,360	3,139,752
NCR Corp.:
4.63%, 2/15/2021	2,767,000	2,766,170
5.00%, 7/15/2022	4,329,000	4,316,879
5.88%, 12/15/2021	2,058,000	2,092,080
6.38%, 12/15/2023	4,599,000	4,729,428
Sungard Availability Services Capital, Inc. 8.75%, 4/1/2022 (a)	1,305,000	53,401
		74,253,070
COSMETICS/PERSONAL CARE — 0.8%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	4,430,000	4,595,106
Avon Products, Inc.:
6.60%, 3/15/2020 (c)	3,731,000	3,805,396
7.00%, 3/15/2023 (c)	3,404,000	3,322,542
Edgewell Personal Care Co.:
4.70%, 5/19/2021	1,877,000	1,909,979
4.70%, 5/24/2022	3,716,000	3,739,299
Security Description	Principal Amount	Value
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	$3,688,000	$3,685,197
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (c)	3,493,000	3,033,706
		24,091,225
DISTRIBUTION & WHOLESALE — 0.3%
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023 (a)	1,468,000	1,516,547
Global Partners L.P./GLP Finance Corp. 6.25%, 7/15/2022	1,511,000	1,499,818
LKQ Corp. 4.75%, 5/15/2023	1,920,000	1,925,280
Univar USA, Inc. 6.75%, 7/15/2023 (a)	2,907,000	2,966,710
		7,908,355
DIVERSIFIED FINANCIAL SERVICES — 6.5%
Aircastle, Ltd. 5.00%, 4/1/2023	1,065,000	1,107,195
Alliance Data Systems Corp.:
5.38%, 8/1/2022 (a)	6,192,000	6,270,824
5.88%, 11/1/2021 (a)	1,761,000	1,797,453
Ally Financial, Inc.:
3.75%, 11/18/2019	5,957,000	5,978,207
4.13%, 3/30/2020	6,315,000	6,357,374
4.13%, 2/13/2022	6,189,000	6,247,486
4.25%, 4/15/2021	2,475,000	2,508,017
4.63%, 5/19/2022	1,155,000	1,179,994
7.50%, 9/15/2020	3,241,000	3,435,363
8.00%, 3/15/2020	9,518,000	9,947,357
Avation Capital SA 6.50%, 5/15/2021 (a)	2,183,000	2,184,179
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	2,650,000	2,715,693
goeasy Ltd. 7.88%, 11/1/2022 (a)	2,955,000	3,099,884
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	9,778,000	9,889,078
6.00%, 8/1/2020	10,780,075	10,892,619
6.25%, 2/1/2022	8,487,000	8,708,850
6.75%, 2/1/2024	2,671,000	2,788,951
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a) (c)	1,746,000	1,800,667
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
6.88%, 4/15/2022 (a)	3,678,000	3,681,935
7.38%, 4/1/2020 (a)	5,126,000	5,129,896
7.50%, 4/15/2021 (a)	2,166,000	2,203,234

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	$2,196,000	$2,236,209
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	2,471,000	2,588,718
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	4,040,162	4,038,506
Navient Corp.:
5.00%, 10/26/2020	3,588,000	3,640,170
5.50%, 1/25/2023	6,343,000	6,379,536
5.88%, 3/25/2021	5,465,000	5,640,918
6.50%, 6/15/2022	7,970,000	8,318,608
6.63%, 7/26/2021	5,151,000	5,388,255
7.25%, 9/25/2023	1,517,000	1,609,719
Series MTN, 4.88%, 6/17/2019	4,983,500	4,990,776
Series MTN, 6.13%, 3/25/2024	4,894,000	4,879,122
Series MTN, 7.25%, 1/25/2022	5,170,000	5,487,903
Series MTN, 8.00%, 3/25/2020	14,417,000	14,994,545
Springleaf Finance Corp.:
5.63%, 3/15/2023	5,646,000	5,721,318
6.13%, 5/15/2022	4,544,000	4,714,536
6.13%, 3/15/2024	7,020,000	7,179,986
7.75%, 10/1/2021 (c)	5,048,000	5,443,258
8.25%, 12/15/2020	6,854,525	7,377,594
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	3,061,000	2,883,982
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	2,333,000	2,410,082
Wand Merger Corp. 8.13%, 7/15/2023 (a)	3,834,000	3,948,522
		207,796,519
ELECTRIC — 1.3%
AES Corp.:
4.00%, 3/15/2021	2,180,000	2,207,512
4.50%, 3/15/2023	3,576,000	3,609,722
4.88%, 5/15/2023	5,457,000	5,529,905
Calpine Corp.:
5.38%, 1/15/2023	6,088,000	6,102,063
5.50%, 2/1/2024	4,529,000	4,504,090
5.88%, 1/15/2024 (a)	1,862,000	1,909,369
6.00%, 1/15/2022 (a) (c)	4,449,000	4,507,905
DPL, Inc. 7.25%, 10/15/2021	3,242,000	3,483,853
InterGen NV 7.00%, 6/30/2023 (a) (c)	2,034,000	1,835,319
Talen Energy Supply LLC 9.50%, 7/15/2022 (a) (c)	2,316,000	2,503,689
Vistra Energy Corp.:
Security Description	Principal Amount	Value
5.88%, 6/1/2023	$5,526,000	$5,657,298
7.38%, 11/1/2022	315,000	327,055
		42,177,780
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
WESCO Distribution, Inc. 5.38%, 12/15/2021	3,663,000	3,697,945
ELECTRONICS — 0.1%
Sanmina Corp. 4.38%, 6/1/2019 (a)	2,109,000	2,111,573
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	943,000	972,516
		3,084,089
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 8.50%, 11/1/2021	2,514,000	2,618,230
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	1,963,000	1,997,824
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	1,414,875	1,398,505
		6,014,559
ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Abenewco 2 SAU PIK 1.50%, 3/31/2023 (a)	4,292,681	30,607
MasTec, Inc. 4.88%, 3/15/2023	1,086,000	1,094,405
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	2,928,000	3,147,600
		4,272,612
ENTERTAINMENT — 1.6%
AMC Entertainment Holdings, Inc. 5.88%, 2/15/2022	3,041,000	3,090,051
Cinemark USA, Inc.:
4.88%, 6/1/2023	7,098,000	7,228,603
5.13%, 12/15/2022	784,000	797,736
Eldorado Resorts, Inc. 7.00%, 8/1/2023	2,474,000	2,586,542
International Game Technology PLC 6.25%, 2/15/2022 (a)	10,609,000	11,045,030
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	2,036,000	2,141,343
LHMC Finco Sarl 7.88%, 12/20/2023 (a)	3,443,000	3,579,343
National CineMedia LLC 6.00%, 4/15/2022	2,124,000	2,145,240

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	$2,692,000	$2,701,745
Scientific Games International, Inc. 10.00%, 12/1/2022 (c)	16,434,000	17,314,205
		52,629,838
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.13%, 6/1/2021	6,009,000	6,020,958
Covanta Holding Corp. 5.88%, 3/1/2024	350,000	360,139
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	1,748,000	1,656,143
5.63%, 5/1/2022 (a)	618,000	599,503
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	4,207,000	4,185,923
		12,822,666
FOOD — 1.1%
B&G Foods, Inc. 4.63%, 6/1/2021	3,345,075	3,347,082
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	3,820,000	3,834,210
Darling Ingredients, Inc. 5.38%, 1/15/2022	2,311,000	2,346,012
Dean Foods Co. 6.50%, 3/15/2023 (a) (c)	4,605,000	3,000,342
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	4,740,000	3,543,766
Ingles Markets, Inc. 5.75%, 6/15/2023	6,007,000	6,119,451
JBS Investments GmbH:
6.25%, 2/5/2023 (a)	1,589,000	1,611,913
Series REGS, 6.25%, 2/5/2023	2,742,000	2,781,540
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	4,247,000	4,279,659
TreeHouse Foods, Inc.:
4.88%, 3/15/2022	2,322,000	2,347,101
6.00%, 2/15/2024 (a)	1,399,000	1,452,106
		34,663,182
FOREST PRODUCTS & PAPER — 0.3%
Cascades, Inc.:
5.50%, 7/15/2022 (a)	3,010,000	3,031,251
5.75%, 7/15/2023 (a)	642,000	640,254
Resolute Forest Products, Inc. 5.88%, 5/15/2023	4,463,000	4,447,022
		8,118,527
Security Description	Principal Amount	Value
GAS — 0.4%
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	$2,760,000	$2,630,832
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	4,582,000	4,742,370
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	3,163,000	3,140,321
Southern Star Central Corp. 5.13%, 7/15/2022 (a) (c)	2,627,000	2,626,475
		13,139,998
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	3,329,000	3,466,055
HEALTH CARE PRODUCTS — 1.1%
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	1,373,000	1,415,481
Immucor, Inc. 11.13%, 2/15/2022 (a) (c)	1,837,000	1,873,703
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a) (c)	3,212,000	3,292,975
12.50%, 11/1/2021 (a)	2,677,000	2,900,181
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (c)	3,288,000	2,597,816
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	3,977,000	3,958,666
5.50%, 4/15/2025 (a) (c)	358,000	280,722
5.63%, 10/15/2023 (a)	6,260,000	5,221,779
5.75%, 8/1/2022 (a) (c)	5,130,000	4,842,156
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	8,532,000	8,093,455
Sotera Health Holdings LLC 6.50%, 5/15/2023 (a)	2,125,000	2,139,216
		36,616,150
HEALTH CARE SERVICES — 7.3%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	3,493,500	3,531,090
6.50%, 3/1/2024	618,000	634,995
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (c)	2,309,000	1,968,977
Centene Corp.:
4.75%, 5/15/2022	7,078,000	7,203,493
5.63%, 2/15/2021	9,860,000	10,006,421

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 2/15/2024	$6,611,000	$6,936,063
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (c)	7,389,000	7,259,692
6.25%, 3/31/2023	20,712,000	19,503,869
6.88%, 2/1/2022	15,892,000	10,434,528
8.13%, 6/30/2024 (a)	3,179,000	2,370,517
8.63%, 1/15/2024 (a)	7,052,000	7,067,232
11.00%, 6/30/2023 (a) (c) (f)	8,253,000	6,735,108
DaVita, Inc. 5.75%, 8/15/2022	7,294,000	7,432,148
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	3,768,000	3,812,915
HCA Healthcare, Inc. 6.25%, 2/15/2021	6,376,000	6,700,220
HCA, Inc.:
4.25%, 10/15/2019	745,000	749,418
5.88%, 3/15/2022	4,856,000	5,207,429
5.88%, 5/1/2023	9,118,000	9,732,553
6.50%, 2/15/2020	3,966,000	4,079,864
7.50%, 2/15/2022	13,419,000	14,813,771
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	6,596,000	6,676,207
Molina Healthcare, Inc. 5.38%, 11/15/2022	2,683,000	2,789,676
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	8,548,000	8,470,641
Quorum Health Corp. 11.63%, 4/15/2023 (c)	3,197,000	2,861,699
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	5,164,000	5,502,087
Select Medical Corp. 6.38%, 6/1/2021	5,255,000	5,278,017
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (a) (c)	1,106,000	1,157,860
Tenet Healthcare Corp.:
4.38%, 10/1/2021	5,755,000	5,863,712
4.50%, 4/1/2021	8,900,000	9,032,877
4.75%, 6/1/2020	4,690,000	4,748,578
6.00%, 10/1/2020	9,460,000	9,816,358
6.75%, 6/15/2023 (c)	13,590,000	14,000,690
8.13%, 4/1/2022	18,953,000	20,408,022
		232,786,727
HOLDING COMPANIES-DIVERS — 0.2%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	2,156,000	2,151,364
Stena AB 7.00%, 2/1/2024 (a)	3,557,000	3,409,705
Stena International SA 5.75%, 3/1/2024 (a) (c)	2,296,000	2,211,737
		7,772,806
Security Description	Principal Amount	Value
HOME BUILDERS — 2.5%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	$3,286,000	$3,436,105
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	3,857,000	3,871,271
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	2,098,000	2,113,924
Century Communities, Inc. 6.88%, 5/15/2022	4,039,000	4,094,657
K Hovnanian Enterprises, Inc. 10.00%, 7/15/2022 (a)	2,919,000	2,451,260
KB Home:
7.00%, 12/15/2021	1,391,000	1,491,569
7.50%, 9/15/2022	2,464,000	2,689,974
7.63%, 5/15/2023 (c)	2,649,000	2,882,456
8.00%, 3/15/2020	2,313,000	2,408,249
Lennar Corp.:
2.95%, 11/29/2020	2,174,000	2,160,239
4.13%, 1/15/2022	3,457,000	3,500,489
4.50%, 6/15/2019	3,855,000	3,855,617
4.50%, 11/15/2019	2,291,000	2,298,767
4.75%, 4/1/2021	3,843,000	3,922,973
4.75%, 11/15/2022	5,091,000	5,228,813
4.88%, 12/15/2023	1,740,000	1,793,609
8.38%, 1/15/2021	2,750,000	2,971,678
Mattamy Group Corp. 6.88%, 12/15/2023 (a)	3,123,000	3,117,347
PulteGroup, Inc. 4.25%, 3/1/2021	4,081,785	4,127,215
Shea Homes L.P./Shea Homes Funding Corp. 5.88%, 4/1/2023 (a)	2,182,000	2,147,546
Taylor Morrison Communities, Inc. 6.63%, 5/15/2022	704,000	729,907
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 3/1/2024 (a)	1,480,000	1,463,202
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.25%, 4/15/2021 (a)	2,624,000	2,626,099
5.88%, 4/15/2023 (a)	3,806,000	3,859,474
Toll Brothers Finance Corp.:
4.38%, 4/15/2023	1,138,660	1,143,192
5.88%, 2/15/2022 (c)	3,484,000	3,662,764
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	3,826,000	3,829,941
William Lyon Homes, Inc.:
6.00%, 9/1/2023	1,658,000	1,597,715
7.00%, 8/15/2022	385,000	386,213
		79,862,265

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.63%, 10/15/2023	$3,667,000	$3,730,036
HOUSEHOLD PRODUCTS & WARES — 0.4%
Central Garden & Pet Co. 6.13%, 11/15/2023	2,162,000	2,256,609
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	6,235,000	5,368,522
Prestige Brands, Inc.:
5.38%, 12/15/2021 (a)	468,000	471,688
6.38%, 3/1/2024 (a) (c)	2,020,000	2,055,431
Spectrum Brands, Inc. 6.63%, 11/15/2022	2,708,000	2,773,696
		12,925,946
HOUSEWARES — 0.1%
Scotts Miracle-Gro Co 6.00%, 10/15/2023	2,167,000	2,253,312
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	5,305,000	5,501,338
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	3,238,000	3,325,135
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (c)	2,279,000	1,959,986
Genworth Holdings, Inc.:
7.20%, 2/15/2021 (c)	1,646,000	1,597,789
7.63%, 9/24/2021 (c)	4,808,000	4,668,712
7.70%, 6/15/2020 (c)	2,946,000	2,937,545
4.80%, 2/15/2024 (c)	1,576,000	1,306,772
4.90%, 8/15/2023	2,931,000	2,465,967
MGIC Investment Corp. 5.75%, 8/15/2023	3,056,000	3,227,044
		26,990,288
INTERNET — 0.9%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	3,308,000	3,397,084
EIG Investors Corp. 10.88%, 2/1/2024	2,133,000	2,253,344
Netflix, Inc.:
5.38%, 2/1/2021	2,027,000	2,108,060
5.50%, 2/15/2022 (c)	3,021,000	3,170,056
Symantec Corp.:
3.95%, 6/15/2022	1,486,000	1,492,568
4.20%, 9/15/2020	2,922,000	2,961,330
VeriSign, Inc. 4.63%, 5/1/2023	2,568,000	2,607,650
Security Description	Principal Amount	Value
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	$10,172,000	$10,303,626
		28,293,718
IRON/STEEL — 0.6%
AK Steel Corp.:
7.50%, 7/15/2023 (c)	3,141,000	3,226,906
7.63%, 10/1/2021 (c)	1,893,000	1,899,190
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	1,555,000	1,593,891
7.88%, 8/15/2023	2,959,000	3,209,035
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	2,139,000	2,119,450
Steel Dynamics, Inc.:
5.13%, 10/1/2021	4,029,000	4,071,304
5.25%, 4/15/2023	2,654,000	2,701,215
		18,820,991
LEISURE TIME — 0.7%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c)	3,627,000	3,627,435
Carlson Travel, Inc. 6.75%, 12/15/2023 (a)	2,547,000	2,547,255
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	2,817,000	2,897,651
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	5,938,000	6,012,819
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	1,378,000	1,407,282
5.38%, 4/15/2023 (a)	3,442,000	3,524,677
Vista Outdoor, Inc. 5.88%, 10/1/2023 (c)	2,913,000	2,709,323
		22,726,442
LODGING — 2.2%
Boyd Gaming Corp. 6.88%, 5/15/2023	5,256,000	5,458,882
Choice Hotels International, Inc. 5.75%, 7/1/2022	1,446,000	1,534,799
Diamond Resorts International, Inc. 7.75%, 9/1/2023 (a) (c)	3,664,000	3,667,078
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	5,840,000	6,018,996
Marriott Ownership Resorts, Inc. 5.63%, 4/15/2023 (a)	1,938,000	1,930,946
MGM Resorts International:
5.25%, 3/31/2020	3,678,000	3,750,677
6.00%, 3/15/2023	9,929,000	10,508,556
6.63%, 12/15/2021	7,610,000	8,149,853
6.75%, 10/1/2020	4,335,000	4,557,515
7.75%, 3/15/2022	6,438,000	7,116,629
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,385,000	2,413,000
7.25%, 11/30/2021 (a)	5,504,000	5,693,448

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Studio City Finance, Ltd. 7.25%, 2/11/2024 (a) (c)	$3,018,000	$3,158,337
Wyndham Destinations, Inc. 4.25%, 3/1/2022	2,198,000	2,202,528
Wyndham Worldwide Corp. 3.90%, 3/1/2023	1,584,000	1,553,365
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 5/30/2023 (a)	3,440,000	3,388,400
		71,103,009
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	3,591,000	3,429,908
MACHINERY-DIVERSIFIED — 0.1%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	2,705,000	2,521,276
Welbilt, Inc. 9.50%, 2/15/2024	734,000	789,586
		3,310,862
MEDIA — 8.7%
Altice Financing SA 6.63%, 2/15/2023 (a)	13,743,000	14,050,843
Altice Finco SA 8.13%, 1/15/2024 (a)	1,850,000	1,874,031
Altice Luxembourg SA 7.75%, 5/15/2022 (a) (c)	22,044,000	22,045,323
AMC Networks, Inc. 4.75%, 12/15/2022	1,927,000	1,950,066
Cable One, Inc. 5.75%, 6/15/2022 (a)	3,650,000	3,709,933
Cablevision Systems Corp.:
5.88%, 9/15/2022	2,906,000	3,039,182
8.00%, 4/15/2020	3,700,000	3,862,467
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	2,996,000	2,990,547
5.13%, 2/15/2023	9,348,000	9,511,870
5.13%, 5/1/2023 (a)	11,754,000	12,024,577
5.25%, 3/15/2021	1,047,000	1,051,816
5.25%, 9/30/2022	8,379,000	8,537,363
5.75%, 9/1/2023	3,232,000	3,304,720
5.75%, 1/15/2024	1,641,000	1,683,732
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/2021 (a)	500	499
Clear Channel Worldwide Holdings, Inc.:
9.25%, 2/15/2024 (a)	13,046,000	13,796,275
Series A, 6.50%, 11/15/2022	4,168,000	4,264,906
Series B, 6.50%, 11/15/2022	15,551,000	15,918,315
Security Description	Principal Amount	Value
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	$6,309,000	$6,427,862
6.75%, 11/15/2021	6,705,000	7,165,701
5.13%, 12/15/2021 (a)	4,384,000	4,392,549
5.13%, 12/15/2021 (a)	3,989,000	3,996,100
DISH DBS Corp.:
5.00%, 3/15/2023 (c)	9,994,000	9,004,794
5.13%, 5/1/2020	8,186,000	8,237,899
5.88%, 7/15/2022 (c)	11,839,000	11,464,888
6.75%, 6/1/2021	14,489,000	14,947,867
7.88%, 9/1/2019	11,199,000	11,371,801
iHeartCommunications, Inc. 9.00%, 12/15/2019 (d)	2,690,000	1,911,944
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	3,893,000	3,982,656
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	2,980,000	3,107,991
Nexstar Broadcasting, Inc. 5.88%, 11/15/2022	761,000	780,679
Quebecor Media, Inc. 5.75%, 1/15/2023	5,853,000	6,101,577
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	4,999,000	4,999,400
6.13%, 10/1/2022 (c)	4,222,950	4,308,507
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	6,373,000	6,363,122
4.63%, 5/15/2023 (a)	2,692,000	2,721,450
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	3,536,000	3,554,599
5.13%, 7/15/2020	5,492,500	5,524,137
6.38%, 10/15/2023 (c)	4,675,000	4,829,789
Tribune Media Co. 5.88%, 7/15/2022	8,424,000	8,596,524
Univision Communications, Inc.:
5.13%, 5/15/2023 (a) (c)	8,726,000	8,273,557
6.75%, 9/15/2022 (a)	2,682,000	2,722,230
Urban One, Inc. 7.38%, 4/15/2022 (a)	4,021,000	3,870,615
Videotron, Ltd. 5.00%, 7/15/2022	2,977,000	3,072,591
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	2,586,000	2,662,184
		278,009,478
METAL FABRICATE & HARDWARE — 0.3%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	6,224,000	5,979,646
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	3,461,000	3,665,545
		9,645,191

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MINING — 2.3%
Aleris International, Inc. 10.75%, 7/15/2023 (a) (c)	$3,128,000	$3,284,119
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a) (c)	2,174,000	2,210,828
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	4,128,000	4,048,866
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a) (c)	1,958,000	1,686,171
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	6,304,000	6,320,138
5.13%, 3/15/2023 (a)	2,929,000	2,938,490
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	13,318,000	13,215,984
3.88%, 3/15/2023	14,403,000	14,203,807
4.00%, 11/14/2021	2,379,000	2,395,891
6.88%, 2/15/2023	3,218,000	3,411,337
Hecla Mining Co. 6.88%, 5/1/2021	4,941,000	4,959,628
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a)	2,875,000	2,974,446
Joseph T Ryerson & Son, Inc.:
11.00%, 5/15/2022 (a)	4,547,000	4,806,770
Series REGS, 11.00%, 5/15/2022	694,000	733,648
Kinross Gold Corp. 5.13%, 9/1/2021	80,000	82,610
New Gold, Inc. 6.25%, 11/15/2022 (a)	3,284,000	2,909,558
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	4,393,000	3,872,605
		74,054,896
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	3,372,000	3,380,363
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a) (c)	2,556,000	2,563,617
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (c)	2,808,000	2,912,401
		8,856,381
OFFICE & BUSINESS EQUIPMENT — 1.1%
CDW LLC/CDW Finance Corp. 5.00%, 9/1/2023	1,755,000	1,789,187
Pitney Bowes, Inc.:
3.88%, 10/1/2021	1,991,000	1,967,546
4.38%, 5/15/2022 (c)	4,000,000	3,830,840
4.63%, 3/15/2024	282,000	261,837
4.70%, 4/1/2023	3,417,000	3,256,401
Xerox Corp.:
Security Description	Principal Amount	Value
2.75%, 9/1/2020	$1,889,000	$1,866,672
3.50%, 8/20/2020	1,895,000	1,888,690
3.80%, 5/15/2024	1,368,000	1,288,232
4.13%, 3/15/2023	7,074,000	6,897,999
4.50%, 5/15/2021	7,940,000	8,035,359
5.63%, 12/15/2019	2,950,000	2,990,268
		34,073,031
OIL & GAS — 8.3%
Aker BP ASA 6.00%, 7/1/2022 (a)	2,424,000	2,492,236
Antero Resources Corp.:
5.13%, 12/1/2022	8,993,000	9,045,429
5.38%, 11/1/2021	5,278,000	5,315,685
5.63%, 6/1/2023	8,562,000	8,691,286
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	5,995,000	6,570,460
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	3,116,000	2,962,817
Baytex Energy Corp.:
5.13%, 6/1/2021 (a)	1,688,000	1,670,766
5.63%, 6/1/2024 (a)	1,272,000	1,180,416
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	3,230,000	3,093,565
California Resources Corp. 8.00%, 12/15/2022 (a) (c)	15,086,000	11,856,238
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (c)	3,449,000	3,380,606
7.63%, 1/15/2022 (c)	4,057,000	3,767,695
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	3,558,000	2,914,038
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (c)	3,869,000	3,808,450
Chesapeake Energy Corp.:
4.88%, 4/15/2022	3,010,000	2,967,198
6.63%, 8/15/2020	3,070,000	3,166,981
CNX Resources Corp. 5.88%, 4/15/2022	8,354,500	8,329,520
Continental Resources, Inc. 5.00%, 9/15/2022	2,322,000	2,341,319
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	2,435,000	2,465,657
Denbury Resources, Inc.:
7.50%, 2/15/2024 (a)	1,889,000	1,616,210
9.00%, 5/15/2021 (a)	3,557,000	3,458,934
9.25%, 3/31/2022 (a) (c)	4,830,000	4,661,723
Energen Corp. 4.63%, 9/1/2021	3,139,000	3,169,856
EP Energy LLC/Everest Acquisition Finance, Inc. 6.38%, 6/15/2023	2,594,000	542,639

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Gulfport Energy Corp. 6.63%, 5/1/2023	$3,168,000	$3,088,800
HighPoint Operating Corp. 7.00%, 10/15/2022 (c)	1,819,000	1,730,378
Jones Energy Holdings LLC/Jones Energy Finance Corp.:
6.75%, 4/1/2022	2,731,000	92,253
9.25%, 3/15/2023 (a)	2,426,000	1,318,022
Laredo Petroleum, Inc.:
5.63%, 1/15/2022 (c)	2,879,000	2,632,788
6.25%, 3/15/2023 (c)	1,949,000	1,738,839
MEG Energy Corp. 6.38%, 1/30/2023 (a)	5,988,000	5,537,822
Montage Resources Corp. 8.88%, 7/15/2023	3,413,000	3,253,476
Murphy Oil Corp.:
4.00%, 6/1/2022	557,000	558,732
4.45%, 12/1/2022	4,375,000	4,390,706
Murphy Oil USA, Inc. 6.00%, 8/15/2023	1,329,000	1,364,657
Nabors Industries, Inc.:
4.63%, 9/15/2021	4,084,000	4,026,579
5.00%, 9/15/2020	4,159,000	4,185,867
5.50%, 1/15/2023 (c)	5,103,980	4,893,032
Newfield Exploration Co. 5.75%, 1/30/2022	3,985,000	4,252,633
Noble Holding International, Ltd. 7.75%, 1/15/2024 (c)	3,897,000	3,509,365
Oasis Petroleum, Inc.:
6.88%, 3/15/2022 (c)	6,195,000	6,246,976
6.88%, 1/15/2023	1,886,000	1,886,038
Pacific Drilling SA 8.38%, 10/1/2023 (a)	3,718,000	3,775,592
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	3,769,000	3,873,590
Precision Drilling Corp. 7.75%, 12/15/2023 (c)	2,222,000	2,289,038
QEP Resources, Inc.:
5.25%, 5/1/2023	3,450,000	3,262,320
5.38%, 10/1/2022	3,284,000	3,207,943
6.88%, 3/1/2021	3,241,000	3,322,155
Range Resources Corp.:
5.00%, 8/15/2022	4,705,000	4,657,197
5.00%, 3/15/2023 (c)	5,740,000	5,551,843
5.75%, 6/1/2021	839,000	857,156
Resolute Energy Corp. 8.50%, 5/1/2020	8,396,000	8,396,000
Rowan Cos., Inc.:
4.75%, 1/15/2024 (c)	2,464,000	2,000,029
4.88%, 6/1/2022	3,620,000	3,372,754
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	3,845,000	1,535,808
Security Description	Principal Amount	Value
7.38%, 11/1/2021 (a)	$3,546,000	$1,323,722
13.00%, 11/30/2020 (a)	1,347,000	1,333,624
Sanchez Energy Corp.:
6.13%, 1/15/2023	6,941,000	989,717
7.25%, 2/15/2023 (a) (c)	1,907,000	1,534,277
7.75%, 6/15/2021	4,055,000	572,607
Seven Generations Energy, Ltd.:
6.75%, 5/1/2023 (a)	3,680,000	3,786,941
6.88%, 6/30/2023 (a)	1,763,000	1,812,611
SM Energy Co.:
5.00%, 1/15/2024	457,000	423,726
6.13%, 11/15/2022 (c)	4,540,000	4,547,990
6.75%, 9/15/2026 (c)	1,059,000	1,015,835
Sunoco L.P./Sunoco Finance Corp. Series WI, 4.88%, 1/15/2023	5,922,500	6,015,720
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	3,277,000	3,317,766
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	804,195	820,472
Transocean, Inc. 9.00%, 7/15/2023 (a)	8,403,000	8,958,522
Unit Corp. 6.63%, 5/15/2021	4,482,000	4,302,496
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	2,486,000	1,979,751
9.75%, 4/15/2023 (a)	2,484,000	2,037,054
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	4,733,000	4,712,790
Whiting Petroleum Corp.:
5.75%, 3/15/2021	6,293,000	6,363,733
6.25%, 4/1/2023 (c)	2,296,000	2,308,100
WPX Energy, Inc.:
6.00%, 1/15/2022	2,872,000	2,981,193
8.25%, 8/1/2023	3,541,920	3,991,354
		265,408,113
OIL & GAS SERVICES — 1.3%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.00%, 4/1/2021	3,232,000	3,232,194
6.00%, 10/1/2022	59,000	59,494
6.88%, 4/1/2027 (a)	1,135,000	1,160,526
Bristow Group, Inc.:
6.25%, 10/15/2022	1,855,000	355,232
8.75%, 3/1/2023 (a) (c)	2,288,000	1,659,646
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	2,597,000	2,301,306
FTS International, Inc. 6.25%, 5/1/2022	2,110,000	2,039,610
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a) (c)	3,157,000	2,716,062
9.63%, 4/1/2023 (a)	3,999,500	3,330,744
9.88%, 4/1/2022 (a)	1,972,000	1,694,875

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	$2,556,000	$2,639,786
SESI LLC 7.13%, 12/15/2021	5,462,000	4,901,162
Weatherford International, Ltd.:
4.50%, 4/15/2022	4,732,000	3,329,388
5.13%, 9/15/2020	5,617,000	4,948,689
7.75%, 6/15/2021 (c)	1,571,000	1,415,487
8.25%, 6/15/2023	8,153,000	5,769,797
9.88%, 2/15/2024	1,946,000	1,403,144
		42,957,142
PACKAGING & CONTAINERS — 3.1%
ARD Finance SA PIK 7.13%, 9/15/2023	3,742,000	3,733,917
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	7,526,000	7,530,817
4.63%, 5/15/2023 (a)	3,984,000	4,016,470
Ball Corp.:
4.00%, 11/15/2023	3,583,000	3,608,117
4.38%, 12/15/2020	6,527,000	6,639,199
5.00%, 3/15/2022	5,233,000	5,431,488
Berry Global, Inc.:
5.13%, 7/15/2023	3,805,000	3,871,207
5.50%, 5/15/2022 (c)	3,128,000	3,172,793
6.00%, 10/15/2022	3,217,000	3,318,014
BWAY Holding Co. 5.50%, 4/15/2024 (a)	950,000	943,853
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	5,055,000	5,104,842
Graphic Packaging International, Inc. 4.75%, 4/15/2021	2,764,000	2,805,985
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	1,055,000	1,082,673
5.88%, 8/15/2023 (a)	5,342,000	5,600,873
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	10,096,000	10,273,185
5.75%, 10/15/2020	23,481,483	23,526,802
Sealed Air Corp.:
4.88%, 12/1/2022 (a) (c)	3,502,000	3,610,667
5.25%, 4/1/2023 (a)	2,621,000	2,722,275
6.50%, 12/1/2020 (a)	3,084,000	3,216,304
		100,209,481
PHARMACEUTICALS — 1.5%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	3,268,000	3,287,020
Security Description	Principal Amount	Value
5.88%, 5/15/2023 (a)	$11,057,000	$11,194,770
6.50%, 3/15/2022 (a)	10,435,000	10,798,660
7.00%, 3/15/2024 (a)	8,439,000	8,926,268
Elanco Animal Health, Inc.:
3.91%, 8/27/2021 (a)	3,347,000	3,401,623
4.27%, 8/28/2023 (a)	3,021,000	3,113,956
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	8,173,000	6,292,556
Horizon Pharma, Inc. 6.63%, 5/1/2023	2,252,000	2,324,199
		49,339,052
PIPELINES — 2.7%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	2,705,000	2,488,384
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	4,850,000	4,924,981
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	5,216,000	5,359,075
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	1,887,000	1,884,981
4.75%, 9/30/2021 (a)	3,967,000	4,053,362
4.95%, 4/1/2022	200,000	205,358
5.35%, 3/15/2020 (a) (c)	4,431,000	4,506,416
Energy Transfer Operating L.P.:
4.25%, 3/15/2023	6,321,000	6,461,200
5.50%, 6/1/2027	4,377,000	4,746,156
5.88%, 1/15/2024	305,000	333,487
7.50%, 10/15/2020	9,024,000	9,592,151
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	2,774,000	2,774,000
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	1,500,000	1,440,435
6.75%, 8/1/2022	5,962,000	6,111,110
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	2,443,000	2,375,940
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	2,501,000	2,549,744
NuStar Logistics L.P. 4.80%, 9/1/2020	1,348,000	1,363,515
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	3,437,000	3,505,190
Rockies Express Pipeline LLC 5.63%, 4/15/2020 (a)	4,692,000	4,798,602
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 7/15/2022	2,472,000	2,443,226

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 4.75%, 10/1/2023 (a)	$5,446,000	$5,486,028
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	2,906,340	2,901,806
5.25%, 5/1/2023	2,619,000	2,664,178
6.75%, 3/15/2024	2,910,000	3,043,278
Williams Cos., Inc. 7.88%, 9/1/2021	826,000	913,605
		86,926,208
REAL ESTATE — 0.3%
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	970,000	963,782
Newmark Group, Inc. 6.13%, 11/15/2023	4,200,000	4,336,164
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (c)	2,929,000	2,730,619
5.25%, 12/1/2021 (a)	1,698,000	1,711,601
		9,742,166
REAL ESTATE INVESTMENT TRUSTS — 2.2%
CBL & Associates L.P. 5.25%, 12/1/2023 (c)	1,787,000	1,384,836
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024	3,831,000	3,925,549
Equinix, Inc.:
5.38%, 1/1/2022	6,326,000	6,492,184
5.38%, 4/1/2023	8,195,000	8,355,950
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	271,000	274,886
4.88%, 11/1/2020	974,000	992,116
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	753,000	757,488
6.00%, 8/15/2023 (c)	3,959,000	4,067,912
iStar, Inc.:
4.63%, 9/15/2020	2,258,090	2,281,145
5.25%, 9/15/2022	1,526,000	1,502,973
6.00%, 4/1/2022	3,456,000	3,467,681
MPT Operating Partnership L.P./MPT Finance Corp. 6.38%, 3/1/2024	4,095,000	4,291,355
RHP Hotel Properties L.P./RHP Finance Corp.:
5.00%, 4/15/2021	3,144,000	3,148,056
5.00%, 4/15/2023	3,369,000	3,397,535
SBA Communications Corp.:
4.00%, 10/1/2022	3,256,680	3,265,896
4.88%, 7/15/2022	4,698,000	4,763,631
Security Description	Principal Amount	Value
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	$2,799,000	$2,797,069
5.00%, 12/15/2021	3,752,000	3,849,327
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	3,866,000	3,664,852
8.25%, 10/15/2023	6,666,000	6,017,798
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	1,053,000	1,152,888
		69,851,127
RETAIL — 3.3%
1011778 BC ULC/New Red Finance, Inc. 4.63%, 1/15/2022 (a)	9,202,000	9,236,600
Carvana Co. 8.88%, 10/1/2023 (a)	1,891,000	1,917,814
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a)	2,434,000	2,453,569
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (c)	3,710,000	3,254,597
6.75%, 1/15/2022 (c)	3,344,000	2,923,760
6.75%, 6/15/2023 (c)	2,981,000	2,599,670
GameStop Corp.:
5.50%, 10/1/2019 (a)	2,449,000	2,449,000
6.75%, 3/15/2021 (a)	5,076,000	5,121,278
Gap, Inc. 5.95%, 4/12/2021	8,583,000	8,936,019
Group 1 Automotive, Inc. 5.00%, 6/1/2022	3,446,000	3,475,739
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	4,984,000	4,784,989
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	1,810,000	1,527,079
KGA Escrow LLC 7.50%, 8/15/2023 (a)	2,244,000	2,276,628
L Brands, Inc.:
5.63%, 2/15/2022	4,334,000	4,499,689
5.63%, 10/15/2023 (c)	2,495,000	2,547,669
6.63%, 4/1/2021	4,216,000	4,434,557
6.69%, 1/15/2027	2,973,000	2,864,188
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	5,478,000	5,487,148
Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (a)	6,734,500	3,568,612
Party City Holdings, Inc. 6.13%, 8/15/2023 (a) (c)	2,408,000	2,448,599
Penske Automotive Group, Inc. 5.75%, 10/1/2022	3,605,000	3,674,865
PetSmart, Inc. 7.13%, 3/15/2023 (a)	12,638,000	9,452,087

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	$3,260,000	$3,365,102
Rite Aid Corp. 6.13%, 4/1/2023 (a)	12,903,000	10,626,782
Yum! Brands, Inc.:
3.75%, 11/1/2021	1,734,000	1,735,058
3.88%, 11/1/2020	716,000	717,790
		106,378,888
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.38%, 10/1/2022	2,816,000	2,863,112
Micron Technology, Inc. 4.64%, 2/6/2024	209,000	214,440
NXP B.V./NXP Funding LLC:
4.13%, 6/15/2020 (a)	2,024,000	2,049,300
4.63%, 6/15/2022 (a)	1,495,000	1,546,069
		6,672,921
SOFTWARE — 2.9%
Blackboard, Inc. 9.75%, 10/15/2021 (a)	2,700,000	2,443,230
First Data Corp.:
5.00%, 1/15/2024 (a)	10,911,000	11,189,994
5.38%, 8/15/2023 (a)	12,198,000	12,475,505
5.75%, 1/15/2024 (a)	17,221,000	17,758,467
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.13%, 5/1/2021 (a)	5,391,000	5,400,973
Infor US, Inc. 6.50%, 5/15/2022	11,454,000	11,633,599
Informatica LLC 7.13%, 7/15/2023 (a)	4,015,000	4,101,001
IQVIA, Inc. 4.88%, 5/15/2023 (a)	2,066,000	2,102,816
Open Text Corp. 5.63%, 1/15/2023 (a)	5,855,000	6,018,882
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	2,408,000	1,835,257
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	3,208,000	3,330,770
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)	6,659,000	7,088,639
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	5,282,000	5,077,904
10.50%, 2/1/2024 (a) (c)	4,188,000	3,740,638
		94,197,675
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	3,814,000	3,827,311
TELECOMMUNICATIONS — 9.3%
Anixter, Inc.:
Security Description	Principal Amount	Value
5.13%, 10/1/2021	$893,000	$921,058
5.50%, 3/1/2023	3,185,000	3,310,298
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,544,529	1,054,141
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	9,548,000	9,938,513
Series T, 5.80%, 3/15/2022	11,942,000	12,198,514
Series V, 5.63%, 4/1/2020	6,789,000	6,914,596
Series W, 6.75%, 12/1/2023 (c)	3,146,000	3,290,527
Series Y, 7.50%, 4/1/2024 (c)	3,089,000	3,272,456
CommScope Finance LLC 5.50%, 3/1/2024 (a)	8,949,000	9,163,597
CommScope, Inc. 5.00%, 6/15/2021 (a)	2,315,000	2,320,788
Consolidated Communications, Inc. 6.50%, 10/1/2022 (c)	3,086,000	2,801,255
DKT Finance ApS 9.38%, 6/17/2023 (a)	2,545,000	2,733,635
Frontier Communications Corp.:
7.13%, 1/15/2023	4,606,000	2,787,505
8.50%, 4/1/2026 (a)	919,000	854,872
8.75%, 4/15/2022 (c)	4,320,000	3,068,107
10.50%, 9/15/2022	11,228,000	8,559,778
11.00%, 9/15/2025	3,330,000	2,193,338
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (c)	6,204,000	6,700,320
HC2 Holdings, Inc. 11.50%, 12/1/2021 (a)	3,661,000	3,193,747
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	8,729,000	8,775,002
7.63%, 6/15/2021	2,813,000	3,027,322
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	7,418,000	7,529,270
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	7,931,000	7,027,976
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	12,552,000	11,137,766
8.00%, 2/15/2024 (a)	9,338,000	9,721,325
9.50%, 9/30/2022 (a)	2,413,000	2,780,066
Intelsat Luxembourg SA:
7.75%, 6/1/2021	1,912,000	1,718,257
8.13%, 6/1/2023 (c)	6,603,000	4,596,744
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	3,156,000	3,471,095
Level 3 Financing, Inc.:
5.13%, 5/1/2023	4,543,000	4,587,385
5.38%, 8/15/2022	8,765,000	8,821,447
5.38%, 1/15/2024	4,401,000	4,488,272
5.63%, 2/1/2023	4,960,000	5,016,742
6.13%, 1/15/2021	4,383,980	4,417,035

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Level 3 Parent LLC 5.75%, 12/1/2022	$5,481,000	$5,543,264
Nokia Oyj:
3.38%, 6/12/2022 (c)	1,764,000	1,759,255
5.38%, 5/15/2019	3,746,000	3,755,515
Plantronics, Inc. 5.50%, 5/31/2023 (a)	2,064,000	2,075,600
Qwest Corp. 6.75%, 12/1/2021	3,566,000	3,789,660
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	3,016,000	3,140,742
Sprint Capital Corp. 6.90%, 5/1/2019	7,492,000	7,509,157
Sprint Communications, Inc.:
6.00%, 11/15/2022	10,755,000	10,854,054
7.00%, 3/1/2020 (a)	4,484,000	4,613,184
7.00%, 8/15/2020	7,574,000	7,860,979
Sprint Corp.:
7.13%, 6/15/2024	3,658,000	3,714,077
7.25%, 9/15/2021	10,130,000	10,638,931
7.88%, 9/15/2023	20,017,000	20,971,010
Telecom Italia Capital SA 7.18%, 6/18/2019	5,331,000	5,368,690
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	5,027,000	5,102,154
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (c)	2,205,000	2,230,225
6.00%, 3/1/2023	8,762,000	9,008,563
6.38%, 3/1/2025	5,551,000	5,782,421
6.50%, 1/15/2024	2,992,000	3,108,808
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	3,471,000	3,370,410
WTT Investment, Ltd. 5.50%, 11/21/2022 (a)	4,722,000	4,720,867
		297,310,315
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 8/15/2021	2,617,000	2,473,065
TRANSPORTATION — 1.2%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021	2,762,000	1,536,528
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (c)	2,827,000	2,740,324
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	4,880,000	3,851,979
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	4,141,000	2,149,262
Security Description	Principal Amount	Value
Neovia Logistics Services LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a)	$3,082,000	$2,923,647
Teekay Corp. 8.50%, 1/15/2020 (c)	2,855,000	2,871,416
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	4,275,000	4,204,847
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	2,566,000	2,583,372
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	2,304,000	2,324,229
6.50%, 6/15/2022 (a)	8,468,000	8,631,179
6.75%, 8/15/2024 (a)	5,831,000	5,948,436
		39,765,219
TRUCKING & LEASING — 1.4%
Avolon Holdings Funding, Ltd.:
5.13%, 10/1/2023 (a)	3,042,000	3,095,174
5.25%, 5/15/2024 (a)	3,777,000	3,886,835
5.50%, 1/15/2023 (a)	5,001,000	5,158,982
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	3,849,000	3,914,702
Park Aerospace Holdings, Ltd.:
3.63%, 3/15/2021 (a) (c)	193,000	191,672
4.50%, 3/15/2023 (a)	13,127,000	13,061,103
5.25%, 8/15/2022 (a)	12,216,000	12,521,156
5.50%, 2/15/2024 (a)	3,186,000	3,312,293
		45,141,917
TOTAL CORPORATE BONDS & NOTES (Cost $3,174,928,735)		3,112,586,667
	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (g)
Abengoa SA Class A (h)	1,017,249	29,697
Abengoa SA Class B (h)	10,518,618	82,676
		112,373
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (g)
Avanti Communications Group PLC (h)	8,448,041	283,462
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (g)
Mood Media Corp. (b) (h)	822,357	328,943
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Amplify Energy Corp. (h)	50,013	340,088

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Vanguard Natural Resources, Inc. (b)	67,569	$25,338
Vanguard Natural Resources, Inc. (h)	12,052	4,520
		369,946
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (b)	41,112	668,892
Erickson, Inc.	7,423	37,115
		706,007
TOTAL COMMON STOCKS (Cost $17,340,076)		1,800,731
WARRANTS — 0.0% (g)
ADVERTISING SERVICES — 0.0% (g)
Affinion Group, Inc. (expiring 11/20/22) (c) (h) (i) (Cost $0)	11,801	—
CONVERTIBLE PREFERRED STOCKS — 0.0% (g)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (g)
Ditech Holding Corp. Zero Coupon, 2/9/2023	608	61
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (j) (k)	55,487,022	55,487,022
State Street Navigator Securities Lending Government Money Market Portfolio (j) (l)	179,478,504	179,478,504
TOTAL SHORT-TERM INVESTMENTS (Cost $234,965,526)		234,965,526
TOTAL INVESTMENTS — 104.4% (Cost $3,428,166,507)		3,349,352,985
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(142,020,088)
NET ASSETS — 100.0%		$3,207,332,897

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 39.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $2,586,575 representing 0.1% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2019.
(l)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,112,586,667	$—	$3,112,586,667
Common Stocks	777,558	1,023,173	—	1,800,731
Convertible Preferred Stocks	—	61	—	61
Warrants	—	—	0(a)	0
Short-Term Investments	234,965,526	—	—	234,965,526
TOTAL INVESTMENTS	$235,743,084	$3,113,609,901	$0	$3,349,352,985
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2019.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,031,007	$22,031,007	$605,651,334	$572,195,319	$—	$—	55,487,022	$55,487,022	$463,951	$—
State Street Navigator Securities Lending Government Money Market Portfolio	271,547,946	271,547,946	530,349,248	622,418,690	—	—	179,478,504	179,478,504	1,913,523	—
Total		$293,578,953	$1,136,000,582	$1,194,614,009	$—	$—		$234,965,526	$2,377,474	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 93.5%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	5,050,000	$3,600,995
Series 151, 2.00%, 12/21/2021	AUD	1,420,000	1,024,481
Series 126, 4.50%, 4/15/2020	AUD	3,995,000	2,923,315
Series 124, 5.75%, 5/15/2021	AUD	6,495,000	5,024,335
			12,573,126
AUSTRIA — 2.7%
Austria Government Bond:
3.50%, 9/15/2021 (a)	EUR	3,205,000	3,959,068
3.90%, 7/15/2020 (a)	EUR	3,005,000	3,567,706
			7,526,774
BELGIUM — 3.2%
Belgium Government Bond:
Series 58, 3.75%, 9/28/2020 (a)	EUR	3,895,000	4,654,542
Series 61, 4.25%, 9/28/2021 (a)	EUR	3,360,000	4,223,622
			8,878,164
CANADA — 4.3%
Canadian Government Bond:
0.75%, 9/1/2020	CAD	2,405,000	1,779,569
0.75%, 3/1/2021	CAD	2,790,000	2,056,929
0.75%, 9/1/2021	CAD	2,205,000	1,619,448
1.75%, 5/1/2020	CAD	1,220,000	914,249
1.75%, 8/1/2020	CAD	1,195,000	896,480
1.75%, 5/1/2021	CAD	875,000	657,565
2.00%, 11/1/2020	CAD	1,240,000	934,574
2.25%, 2/1/2021	CAD	1,100,000	833,677
3.25%, 6/1/2021	CAD	1,350,000	1,046,875
3.50%, 6/1/2020	CAD	1,310,000	1,001,589
			11,740,955
CHILE — 0.2%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	70,000,000	103,980
4.50%, 6/1/2020	CLP	185,000,000	275,353
Series 10YR, 6.00%, 2/1/2021	CLP	100,000,000	153,558
Chile Government International Bond 5.50%, 8/5/2020	CLP	100,000,000	150,579
			683,470
Security Description		Principal Amount	Value
CHINA — 0.2%
China Government Bond Series 1821, 3.17%, 10/11/2021	CNY	4,000,000	$602,274
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 104, 0.75%, 2/23/2021	CZK	5,150,000	219,299
Series 46, 3.75%, 9/12/2020	CZK	15,090,000	673,870
Series 61, 3.85%, 9/29/2021	CZK	15,510,000	707,377
			1,600,546
DENMARK — 1.5%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	10,720,000	1,635,963
3.00%, 11/15/2021	DKK	15,050,000	2,480,379
			4,116,342
FINLAND — 1.6%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	1,320,000	1,502,263
3.38%, 4/15/2020 (a)	EUR	1,160,000	1,355,838
3.50%, 4/15/2021 (a)	EUR	1,305,000	1,586,639
			4,444,740
FRANCE — 5.4%
France Government Bond OAT:
Zero Coupon, 5/25/2020	EUR	945,000	1,067,634
Zero Coupon, 2/25/2021	EUR	1,500,000	1,701,471
Zero Coupon, 5/25/2021	EUR	1,380,000	1,567,131
0.25%, 11/25/2020	EUR	1,195,000	1,359,517
2.50%, 10/25/2020	EUR	1,810,000	2,130,025
3.25%, 10/25/2021	EUR	2,200,000	2,711,343
3.50%, 4/25/2020	EUR	1,600,000	1,874,028
3.75%, 4/25/2021	EUR	1,950,000	2,384,428
			14,795,577
GERMANY — 4.9%
Bundesrepublik Deutschland:
Zero Coupon, 6/12/2020	EUR	500,000	565,438
Zero Coupon, 9/11/2020	EUR	650,000	736,217
Zero Coupon, 12/11/2020	EUR	600,000	680,818
Zero Coupon, 3/12/2021	EUR	300,000	340,864
Federal Republic of Germany:
Series 171, Zero Coupon, 4/17/2020	EUR	1,000,000	1,129,805
Series 173, Zero Coupon, 4/9/2021	EUR	1,045,000	1,188,285

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 174, Zero Coupon, 10/8/2021	EUR	1,000,000	$1,140,220
Series 172, 0.25%, 10/16/2020	EUR	920,000	1,046,734
2.00%, 1/4/2022	EUR	1,100,000	1,325,248
2.25%, 9/4/2020	EUR	736,000	860,327
2.25%, 9/4/2021	EUR	750,000	901,061
2.50%, 1/4/2021	EUR	965,000	1,144,625
3.00%, 7/4/2020	EUR	1,125,000	1,320,652
3.25%, 7/4/2021	EUR	900,000	1,099,246
			13,479,540
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,900,000	239,873
2.46%, 8/4/2021	HKD	2,900,000	377,919
			617,792
HUNGARY — 0.8%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	108,800,000	378,234
Series 20/C, 1.00%, 9/23/2020	HUF	97,700,000	344,955
Series 21/B, 2.50%, 10/27/2021	HUF	129,500,000	472,407
Series 20/B, 3.50%, 6/24/2020	HUF	135,050,000	490,827
Series 20/A, 7.50%, 11/12/2020	HUF	144,050,000	561,417
			2,247,840
INDONESIA — 1.3%
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	8,265,000,000	577,613
Series PBS, 6.50%, 5/15/2021	IDR	41,920,000,000	2,909,639
			3,487,252
IRELAND — 1.5%
Ireland Government Bond:
4.50%, 4/18/2020	EUR	2,070,000	2,447,536
5.00%, 10/18/2020	EUR	1,430,000	1,743,665
			4,191,201
ISRAEL — 1.0%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	2,530,000	697,476
Series 0421, 1.00%, 4/30/2021	ILS	3,060,000	851,785
Series 0122, 5.50%, 1/31/2022	ILS	3,600,000	1,126,874
			2,676,135
Security Description		Principal Amount	Value
ITALY — 6.0%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	690,000	$767,079
0.35%, 6/15/2020	EUR	960,000	1,080,706
0.35%, 11/1/2021	EUR	750,000	833,476
0.45%, 6/1/2021	EUR	810,000	907,453
2.30%, 10/15/2021	EUR	1,000,000	1,164,582
3.75%, 8/1/2021 (a)	EUR	1,500,000	1,801,995
Italy Certificati di Credito del Tesoro Zero Coupon, 11/27/2020	EUR	960,000	1,070,746
Republic of Italy:
0.20%, 10/15/2020	EUR	715,000	802,235
0.65%, 11/1/2020	EUR	650,000	733,837
0.70%, 5/1/2020	EUR	720,000	813,513
2.15%, 12/15/2021	EUR	800,000	929,144
3.75%, 3/1/2021	EUR	1,150,000	1,371,838
3.75%, 5/1/2021 (a)	EUR	900,000	1,077,118
4.00%, 9/1/2020	EUR	1,250,000	1,478,007
4.75%, 9/1/2021	EUR	1,300,000	1,598,278
			16,430,007
JAPAN — 20.8%
Government of Japan 5 Year Bond:
Series 124, 0.10%, 6/20/2020	JPY	385,000,000	3,489,922
Series 125, 0.10%, 9/20/2020	JPY	431,500,000	3,914,161
Series 126, 0.10%, 12/20/2020	JPY	638,000,000	5,791,312
Series 127, 0.10%, 3/20/2021	JPY	459,500,000	4,173,838
Series 128, 0.10%, 6/20/2021	JPY	812,000,000	7,381,325
Series 129, 0.10%, 9/20/2021	JPY	644,500,000	5,863,241
Series 130, 0.10%, 12/20/2021	JPY	800,000,000	7,283,733
Government of Japan 10 Year Bond:
Series 311, 0.80%, 9/20/2020	JPY	125,000,000	1,145,492
Series 310, 1.00%, 9/20/2020	JPY	150,000,000	1,378,574
Series 309, 1.10%, 6/20/2020	JPY	98,000,000	899,119
Series 317, 1.10%, 9/20/2021	JPY	580,000,000	5,406,364
Series 312, 1.20%, 12/20/2020	JPY	300,000,000	2,774,550
Series 308, 1.30%, 6/20/2020	JPY	150,000,000	1,379,482
Series 313, 1.30%, 3/20/2021	JPY	229,000,000	2,129,037

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Government of Japan 2 Year Bond:
Series 387, 0.10%, 4/15/2020	JPY	150,000,000	$1,359,019
Series 388, 0.10%, 5/15/2020	JPY	150,000,000	1,359,317
Series 389, 0.10%, 6/1/2020	JPY	110,000,000	996,972
Government of Japan 20 Year Bond Series 48, 2.50%, 12/21/2020	JPY	50,000,000	472,625
			57,198,083
LATVIA — 0.2%
Republic of Latvia:
0.50%, 12/15/2020	EUR	100,000	113,289
Series REGS, 2.63%, 1/21/2021	EUR	280,000	329,715
			443,004
MALAYSIA — 2.1%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,100,000	269,630
Series 0315, 3.66%, 10/15/2020	MYR	2,280,000	561,001
Series 0613, 3.89%, 7/31/2020	MYR	1,550,000	382,099
Series 0314, 4.05%, 9/30/2021	MYR	535,000	132,999
Series 0111, 4.16%, 7/15/2021	MYR	6,200,000	1,542,970
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	2,285,000	558,605
Series 0712, 3.58%, 5/15/2020	MYR	890,000	218,345
Series 0613, 3.72%, 3/23/2021	MYR	2,350,000	578,424
Series 0216, 3.74%, 8/26/2021	MYR	1,250,000	308,048
Series 0215, 3.80%, 8/27/2020	MYR	1,710,000	420,917
Series 0610, 4.00%, 11/30/2020	MYR	650,000	160,605
Series 0311, 4.17%, 4/30/2021	MYR	2,220,000	551,414
			5,685,057
MEXICO — 2.6%
Mexican Bonos:
Series M, 6.50%, 6/10/2021	MXN	56,150,000	2,818,572
Series M, 7.25%, 12/9/2021	MXN	29,550,000	1,502,171
Security Description		Principal Amount	Value
Series M, 8.00%, 6/11/2020	MXN	56,480,000	$2,919,723
			7,240,466
NETHERLANDS — 4.1%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	3,050,000	3,477,124
3.25%, 7/15/2021 (a)	EUR	3,420,000	4,181,690
3.50%, 7/15/2020 (a)	EUR	3,048,000	3,603,836
			11,262,650
NEW ZEALAND — 1.0%
New Zealand Government Bond:
Series 0420, 3.00%, 4/15/2020	NZD	1,515,000	1,048,774
Series 0521, 6.00%, 5/15/2021	NZD	2,285,000	1,706,450
			2,755,224
NORWAY — 0.7%
Norway Government Bond Series 474, 3.75%, 5/25/2021 (a)	NOK	16,975,000	2,073,609
POLAND — 2.7%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,780,000	710,617
Series 0521, Zero Coupon, 5/25/2021	PLN	700,000	176,018
Series 0420, 1.50%, 4/25/2020	PLN	5,750,000	1,499,108
Series 0721, 1.75%, 7/25/2021	PLN	5,920,000	1,545,566
Series 0421, 2.00%, 4/25/2021	PLN	5,700,000	1,496,123
Series 1020, 5.25%, 10/25/2020	PLN	3,865,000	1,063,975
Series 1021, 5.75%, 10/25/2021	PLN	3,550,000	1,018,558
			7,509,965
PORTUGAL — 1.9%
Portugal Obrigacoes do Tesouro OT:
3.85%, 4/15/2021 (a)	EUR	2,610,000	3,179,631
4.80%, 6/15/2020 (a)	EUR	1,665,000	1,985,369
			5,165,000
RUSSIA — 1.1%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	45,850,000	690,065
Series 5083, 7.00%, 12/15/2021	RUB	61,500,000	920,195

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 6217, 7.50%, 8/18/2021	RUB	58,000,000	$880,186
Series 6205, 7.60%, 4/14/2021	RUB	32,300,000	491,500
			2,981,946
SINGAPORE — 1.3%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	720,000	522,717
2.00%, 7/1/2020	SGD	1,150,000	849,661
2.25%, 6/1/2021	SGD	1,525,000	1,133,382
3.25%, 9/1/2020	SGD	1,590,000	1,195,476
			3,701,236
SLOVAKIA — 0.4%
Slovakia Government Bond Series 214, 4.00%, 4/27/2020	EUR	625,000	733,581
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	225,000	274,932
			1,008,513
SLOVENIA — 0.2%
Slovenia Government Bond:
Series RS71, 3.00%, 4/8/2021	EUR	230,000	275,323
Series RS69, 4.38%, 1/18/2021	EUR	325,000	395,726
			671,049
SOUTH KOREA — 3.1%
Korea Treasury Bond:
Series 2012, 1.75%, 12/10/2020	KRW	2,688,000,000	2,368,076
Series 2103, 2.00%, 3/10/2021	KRW	7,065,500,000	6,254,035
			8,622,111
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	1,400,000	1,581,972
1.15%, 7/30/2020	EUR	1,175,000	1,345,999
4.00%, 4/30/2020 (a)	EUR	1,355,000	1,592,855
4.85%, 10/31/2020 (a)	EUR	1,320,000	1,605,081
5.50%, 4/30/2021 (a)	EUR	1,545,000	1,943,583
5.85%, 1/31/2022 (a)	EUR	1,520,000	2,000,211
Spain Government Bond:
0.05%, 10/31/2021	EUR	420,000	474,896
0.75%, 7/30/2021	EUR	1,620,000	1,862,400
			12,406,997
SWEDEN — 0.8%
Kingdom of Sweden Series 1047, 5.00%, 12/1/2020	SEK	19,415,000	2,286,358
Security Description		Principal Amount	Value
SWITZERLAND — 0.7%
Switzerland Government Bond:
2.00%, 4/28/2021	CHF	855,000	$908,142
2.25%, 7/6/2020	CHF	950,000	990,322
			1,898,464
THAILAND — 1.4%
Thailand Government Bond:
2.55%, 6/26/2020	THB	57,720,000	1,835,958
3.65%, 12/17/2021	THB	60,350,000	1,993,838
Series 06-5, 5.85%, 3/31/2021	THB	1,000,000	33,991
			3,863,787
UNITED KINGDOM — 3.9%
United Kingdom Treasury Bond:
1.50%, 1/22/2021	GBP	1,825,000	2,414,658
2.00%, 7/22/2020	GBP	1,770,000	2,346,665
3.75%, 9/7/2020	GBP	1,345,000	1,829,717
3.75%, 9/7/2021	GBP	1,560,000	2,185,380
8.00%, 6/7/2021	GBP	1,300,000	1,965,075
			10,741,495
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $264,126,557)			257,606,749
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $50,376)	50,376	50,376
TOTAL INVESTMENTS — 93.5% (Cost $264,176,933)		257,657,125
OTHER ASSETS IN EXCESS OF LIABILITIES — 6.5%		17,909,163
NET ASSETS — 100.0%		$275,566,288
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.9% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
EMTN	= Euro Medium Term Note

See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CNY—	China Yuan Renminbi
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$257,606,749	$—	$257,606,749
Short-Term Investment	50,376	—	—	50,376
TOTAL INVESTMENTS	$50,376	$257,606,749	$—	$257,657,125
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	146,386	$146,386	$25,885,571	$25,981,581	$—	$—	50,376	$50,376	$7,400	$—
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$29,081,185	$27,379,144
0.75%, 2/15/2042	29,754,331	28,992,941
0.75%, 2/15/2045	28,392,964	27,308,900
0.88%, 2/15/2047	22,524,059	22,300,214
1.00%, 2/15/2046	25,001,229	25,498,062
1.00%, 2/15/2048	22,052,603	22,530,795
1.00%, 2/15/2049	9,686,724	9,941,495
1.38%, 2/15/2044	28,719,087	31,754,194
1.75%, 1/15/2028	21,695,480	23,963,225
2.00%, 1/15/2026	29,292,622	32,318,515
2.13%, 2/15/2040	20,365,884	25,427,829
2.13%, 2/15/2041	31,839,634	39,970,009
2.38%, 1/15/2025	43,182,955	47,963,850
2.38%, 1/15/2027	23,758,823	27,166,314
2.50%, 1/15/2029	19,158,866	22,709,315
3.38%, 4/15/2032	8,291,372	11,178,877
3.63%, 4/15/2028	30,164,497	38,307,684
3.88%, 4/15/2029	34,428,991	45,495,280
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2020	61,668,330	61,388,807
0.13%, 4/15/2021	55,141,825	54,715,982
0.13%, 1/15/2022	53,022,655	52,613,249
0.13%, 4/15/2022	53,119,219	52,581,716
0.13%, 7/15/2022	51,828,114	51,571,252
0.13%, 1/15/2023	51,635,388	51,062,070
0.13%, 7/15/2024	50,201,264	49,593,117
0.13%, 7/15/2026	44,678,963	43,706,604
0.25%, 1/15/2025	50,320,613	49,797,242
0.38%, 7/15/2023	51,214,420	51,359,586
0.38%, 7/15/2025	50,258,812	50,232,417
0.38%, 1/15/2027	46,305,772	45,896,019
0.38%, 7/15/2027	43,873,590	43,544,421
0.50%, 1/15/2028	45,752,083	45,648,915
0.63%, 7/15/2021	46,226,894	46,648,010
Security Description	Principal Amount	Value
0.63%, 4/15/2023	$55,038,946	$55,433,584
0.63%, 1/15/2024	51,080,587	51,585,516
0.63%, 1/15/2026	51,904,578	52,503,155
0.75%, 7/15/2028	42,469,481	43,428,748
0.88%, 1/15/2029 (a)	27,630,931	28,523,032
1.13%, 1/15/2021	48,741,364	49,374,892
1.25%, 7/15/2020	43,160,510	43,809,658
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,568,197,843)		1,585,224,635
	Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c)	131,292	131,292
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	14,398,524	14,398,524
TOTAL SHORT-TERM INVESTMENTS (Cost $14,529,816)		14,529,816
TOTAL INVESTMENTS — 100.5% (Cost $1,582,727,659)		1,599,754,451
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(7,880,316)
NET ASSETS — 100.0%		$1,591,874,135
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,585,224,635	$—	$1,585,224,635
Short-Term Investments	14,529,816	—	—	14,529,816
TOTAL INVESTMENTS	$14,529,816	$1,585,224,635	$—	$1,599,754,451
See accompanying notes to schedules of investments.

SPDR BLOOMBERG BARCLAYS TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	511,934	$511,934	$39,273,312	$39,653,954	$—	$—	131,292	$131,292	$17,496	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	54,162,902	39,764,378	—	—	14,398,524	14,398,524	2,428	—
Total		$511,934	$93,436,214	$79,418,332	$—	$—		$14,529,816	$19,924	$—
See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 91.5%
ADVERTISING — 0.2%
Lamar Media Corp.:
5.00%, 5/1/2023	$22,000	$22,311
5.75%, 2/1/2026	75,000	78,559
5.75%, 2/1/2026 (a)	55,000	57,537
		158,407
AEROSPACE & DEFENSE — 1.4%
Arconic, Inc.:
5.13%, 10/1/2024	50,000	51,035
5.87%, 2/23/2022	75,000	79,402
5.95%, 2/1/2037	117,000	115,623
6.15%, 8/15/2020	25,000	25,906
6.75%, 1/15/2028	155,000	161,341
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	65,000	66,953
Bombardier, Inc.:
6.13%, 1/15/2023 (a)	35,000	35,445
8.75%, 12/1/2021 (a)	100,000	110,618
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	46,361
TransDigm, Inc. 6.25%, 3/15/2026 (a)	240,000	249,382
		942,066
AGRICULTURE — 0.9%
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	25,000	22,452
3.75%, 9/25/2027	35,000	31,771
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (b)	65,000	66,084
JBS Investments II GmbH 7.00%, 1/15/2026 (a)	200,000	205,488
Reynolds American, Inc.:
4.45%, 6/12/2025	50,000	51,387
5.85%, 8/15/2045	125,000	128,266
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	115,000	102,245
		607,693
AIRLINES — 0.3%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	50,000	50,240
5.50%, 10/1/2019 (a)	50,000	50,404
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	19,986
3.00%, 11/15/2026	20,000	19,319
United Continental Holdings, Inc. 5.00%, 2/1/2024 (c)	50,000	50,484
		190,433
APPAREL — 0.2%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a) (c)	81,000	81,261
Security Description	Principal Amount	Value
Under Armour, Inc. 3.25%, 6/15/2026	$10,000	$9,126
William Carter Co. 5.63%, 3/15/2027 (a)	14,000	14,517
		104,904
AUTO MANUFACTURERS — 1.7%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	50,000	49,873
5.88%, 6/1/2029 (a)	23,000	23,308
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	25,000	26,514
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	206,870
Ford Holdings LLC 9.30%, 3/1/2030	75,000	88,567
Ford Motor Co.:
6.38%, 2/1/2029	30,000	30,516
7.45%, 7/16/2031	75,000	79,948
Ford Motor Credit Co. LLC 3.20%, 1/15/2021	200,000	197,052
General Motors Co.:
5.20%, 4/1/2045	25,000	22,270
6.60%, 4/1/2036	50,000	52,128
6.75%, 4/1/2046	47,000	48,935
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	25,000	24,924
4.00%, 10/6/2026	50,000	47,936
4.20%, 3/1/2021	50,000	50,713
4.20%, 11/6/2021	30,000	30,539
4.38%, 9/25/2021	12,000	12,255
5.25%, 3/1/2026	72,000	74,263
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (c)	100,000	98,260
		1,164,871
AUTO PARTS & EQUIPMENT — 1.0%
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025	50,000	48,616
6.63%, 10/15/2022	100,000	102,389
Aptiv PLC 4.40%, 10/1/2046	13,000	11,650
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	20,000	20,005
Dana, Inc. 5.50%, 12/15/2024	25,000	24,930
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	153,000	134,970
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026 (c)	45,000	42,885
5.13%, 11/15/2023 (c)	25,000	25,012
8.75%, 8/15/2020	75,000	80,391
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 5/15/2026 (a) (b)	$29,000	$29,655
8.50%, 5/15/2027 (a) (b)	94,000	94,539
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	75,000	73,028
		688,070
BANKS — 1.6%
CIT Group, Inc.:
4.13%, 3/9/2021	45,000	45,604
5.00%, 8/15/2022	139,000	144,962
5.25%, 3/7/2025	85,000	90,513
Deutsche Bank AG 5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	100,000	88,174
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a)	50,000	44,517
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	200,000	193,084
5.71%, 1/15/2026 (a)	200,000	195,174
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	78,202
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (d)	200,000	184,216
		1,064,446
BEVERAGES — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046 (a)	250,000	251,362
Anheuser-Busch InBev Worldwide, Inc.:
4.44%, 10/6/2048	5,000	4,688
8.20%, 1/15/2039	150,000	207,693
Beam Suntory, Inc. 3.25%, 5/15/2022	20,000	20,094
Constellation Brands, Inc. 4.10%, 2/15/2048	50,000	45,411
Keurig Dr Pepper, Inc.:
2.53%, 11/15/2021	20,000	19,706
2.70%, 11/15/2022	20,000	19,481
3.20%, 11/15/2021	50,000	50,131
Molson Coors Brewing Co. 4.20%, 7/15/2046	65,000	57,708
Pernod Ricard SA 5.50%, 1/15/2042 (a)	25,000	28,547
		704,821
BIOTECHNOLOGY — 0.6%
Amgen, Inc.:
5.15%, 11/15/2041	101,000	108,378
6.40%, 2/1/2039	100,000	121,916
Biogen, Inc. 2.90%, 9/15/2020	25,000	25,012
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	20,000	20,556
Celgene Corp.:
Security Description	Principal Amount	Value
3.25%, 8/15/2022	$50,000	$50,512
3.88%, 8/15/2025	50,000	51,202
3.90%, 2/20/2028	8,000	8,158
4.63%, 5/15/2044	25,000	25,195
		410,929
BUILDING MATERIALS — 0.8%
Griffon Corp. 5.25%, 3/1/2022	40,000	39,392
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	24,975
Masonite International Corp. 5.63%, 3/15/2023 (a)	36,000	36,868
NCI Building Systems, Inc. 8.00%, 4/15/2026 (a)	10,000	9,006
Norbord, Inc. 6.25%, 4/15/2023 (a)	25,000	25,661
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	38,000	36,699
5.00%, 2/15/2027 (a)	50,000	48,467
5.38%, 11/15/2024 (a)	70,000	71,344
5.50%, 2/15/2023 (a)	20,000	20,343
6.00%, 10/15/2025 (a)	200,000	209,618
		522,373
CHEMICALS — 2.1%
Ashland LLC:
4.75%, 8/15/2022	25,000	25,707
6.88%, 5/15/2043	75,000	78,469
Blue Cube Spinco LLC:
9.75%, 10/15/2023	75,000	83,740
10.00%, 10/15/2025	25,000	28,625
Celanese US Holdings LLC 4.63%, 11/15/2022	55,000	56,902
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,258
4.95%, 6/1/2043	25,000	21,423
5.15%, 3/15/2034	50,000	47,555
5.38%, 3/15/2044	50,000	45,029
7.13%, 5/1/2020	47,000	49,158
Chemours Co.:
5.38%, 5/15/2027	50,000	49,731
6.63%, 5/15/2023	170,000	175,919
7.00%, 5/15/2025	10,000	10,577
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	35,000	35,464
Huntsman International LLC 5.13%, 11/15/2022	50,000	52,298
NOVA Chemicals Corp.:
5.00%, 5/1/2025 (a)	100,000	97,942
5.25%, 8/1/2023 (a)	50,000	50,297
Olin Corp.:
5.00%, 2/1/2030	25,000	24,369
5.13%, 9/15/2027	100,000	101,114
PolyOne Corp. 5.25%, 3/15/2023	75,000	77,614

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SPCM SA 4.88%, 9/15/2025 (a)	$35,000	$34,276
Syngenta Finance NV 3.13%, 3/28/2022	45,000	44,477
Valvoline, Inc. 5.50%, 7/15/2024	50,000	50,828
WR Grace & Co-Conn:
5.13%, 10/1/2021 (a)	100,000	103,238
5.63%, 10/1/2024 (a)	50,000	53,352
		1,422,362
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	50,000	52,024
COMMERCIAL SERVICES — 2.5%
Adani Abbot Point Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	200,000	178,520
ADT Security Corp.:
3.50%, 7/15/2022	125,000	120,432
4.88%, 7/15/2032 (a)	75,000	60,822
6.25%, 10/15/2021	100,000	104,961
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	50,000	46,144
APX Group, Inc. 7.88%, 12/1/2022	46,000	46,160
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/2025 (a)	100,000	95,933
Brink's Co. 4.63%, 10/15/2027 (a)	50,000	48,434
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a)	50,000	49,014
ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	50,000	63,839
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	30,000	30,395
Hertz Corp. 7.63%, 6/1/2022 (a)	50,000	51,225
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,055
5.00%, 4/15/2022 (a)	200,000	197,526
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/2024 (a) (b)	70,000	70,136
Service Corp. International 5.38%, 1/15/2022	71,000	71,632
Star Merger Sub, Inc. 10.25%, 2/15/2027 (a)	15,000	15,413
United Rentals North America, Inc.:
4.63%, 7/15/2023	37,000	37,675
4.88%, 1/15/2028	100,000	97,367
Security Description	Principal Amount	Value
5.50%, 5/15/2027	$50,000	$50,664
5.88%, 9/15/2026	50,000	51,687
6.50%, 12/15/2026 (c)	75,000	78,926
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	30,000	29,956
Western Union Co. 6.20%, 6/21/2040	25,000	25,536
		1,672,452
COMPUTERS — 1.5%
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029 (a)	100,000	101,108
6.02%, 6/15/2026 (a)	20,000	21,527
7.13%, 6/15/2024 (a)	100,000	105,997
Dell, Inc. 6.50%, 4/15/2038	25,000	23,952
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	25,000	22,423
EMC Corp. 2.65%, 6/1/2020	200,000	198,430
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	50,000	50,909
Harland Clarke Holdings Corp. 6.88%, 3/1/2020 (a)	100,000	99,750
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,848
NCR Corp.:
5.00%, 7/15/2022	50,000	49,860
5.88%, 12/15/2021	6,000	6,099
6.38%, 12/15/2023	75,000	77,127
Seagate HDD Cayman 4.75%, 1/1/2025 (c)	50,000	48,623
Western Digital Corp. 4.75%, 2/15/2026	180,000	172,165
		1,028,818
COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	75,000	77,795
Edgewell Personal Care Co. 4.70%, 5/19/2021	50,000	50,879
		128,674
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a)	100,000	101,480
Core & Main L.P. 6.13%, 8/15/2025 (a)	10,000	9,790
H&E Equipment Services, Inc. 5.63%, 9/1/2025	55,000	54,752
HD Supply, Inc. 5.38%, 10/15/2026 (a)	130,000	132,583
		298,605

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	$15,000	$14,434
4.50%, 5/15/2021	40,000	40,880
Air Lease Corp.:
3.00%, 9/15/2023	10,000	9,768
3.25%, 3/1/2025	125,000	120,346
3.88%, 4/1/2021	25,000	25,344
Aircastle, Ltd.:
5.00%, 4/1/2023	70,000	72,773
5.13%, 3/15/2021	25,000	25,724
Ally Financial, Inc.:
4.63%, 3/30/2025	50,000	50,870
5.75%, 11/20/2025 (c)	325,000	345,546
8.00%, 11/1/2031	100,000	124,166
Credit Acceptance Corp. 6.13%, 2/15/2021	45,000	45,078
GE Capital International Funding Co. 2.34%, 11/15/2020	200,000	197,512
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	55,000	57,630
5.38%, 11/1/2023	6,000	6,287
5.38%, 4/15/2026	100,000	104,916
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	75,852
6.00%, 8/1/2020	50,000	50,522
6.25%, 2/1/2022	150,000	153,921
6.38%, 12/15/2025	50,000	51,208
International Lease Finance Corp.:
4.63%, 4/15/2021	88,000	90,057
5.88%, 8/15/2022	25,000	26,922
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a)	23,000	23,720
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	21,090
Jefferies Financial Group, Inc. 6.63%, 10/23/2043	75,000	77,855
Jefferies Group LLC 6.50%, 1/20/2043	73,000	76,097
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	50,846
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	51,672
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	100,000	101,831
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	25,000	26,191
Security Description	Principal Amount	Value
Navient Corp.:
5.50%, 1/25/2023	$100,000	$100,576
6.63%, 7/26/2021	85,000	88,915
6.75%, 6/25/2025 (c)	100,000	99,090
6.75%, 6/15/2026	55,000	52,820
Series MTN, 6.13%, 3/25/2024	110,000	109,666
Series MTN, 7.25%, 1/25/2022	10,000	10,615
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	50,000	50,134
Raymond James Financial, Inc. 4.95%, 7/15/2046	50,000	52,728
Springleaf Finance Corp.:
6.13%, 5/15/2022	200,000	207,506
6.13%, 3/15/2024	45,000	46,026
7.13%, 3/15/2026	50,000	50,865
		2,987,999
ELECTRIC — 4.2%
AES Corp.:
5.50%, 4/15/2025	50,000	51,770
6.00%, 5/15/2026 (c)	100,000	106,091
Appalachian Power Co. 4.40%, 5/15/2044	1,000	1,025
Black Hills Corp. 4.20%, 9/15/2046	4,000	3,837
Calpine Corp.:
5.25%, 6/1/2026 (a)	105,000	104,595
5.88%, 1/15/2024 (a)	69,000	70,755
Clearway Energy Operating LLC:
5.38%, 8/15/2024	50,000	49,875
5.75%, 10/15/2025 (a)	95,000	95,299
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	10,000	9,790
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	25,184
4.70%, 3/31/2043	25,000	26,184
Dominion Energy, Inc. 4.10%, 4/1/2021 (e)	130,000	132,201
DPL, Inc. 7.25%, 10/15/2021	200,000	214,920
Edison International 2.40%, 9/15/2022	15,000	13,856
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	50,298
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (d)	75,000	79,969
Enel Finance International NV:
6.00%, 10/7/2039 (a)	50,000	55,102
6.80%, 9/15/2037 (a)	100,000	119,614
Evergy, Inc.:
4.85%, 6/1/2021	6,000	6,186
5.29%, 6/15/2022 (e)	25,000	26,374
Exelon Corp. 4.45%, 4/15/2046	25,000	25,674
Exelon Generation Co. LLC:

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 6/15/2042	$50,000	$52,864
6.25%, 10/1/2039	50,000	55,835
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	37,000	38,580
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	30,000	30,230
Integrys Holding, Inc. 4.17%, 11/1/2020	62,000	63,089
Jersey Central Power & Light Co. 6.15%, 6/1/2037	30,000	35,384
Kansas City Power & Light Co.:
3.15%, 3/15/2023	25,000	25,348
4.20%, 6/15/2047	15,000	15,618
LG&E & KU Energy LLC 4.38%, 10/1/2021	25,000	25,673
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	74,000	73,809
4.50%, 9/15/2027 (a)	38,000	37,246
NRG Energy, Inc. 6.25%, 5/1/2024	73,000	75,378
Pennsylvania Electric Co. 6.15%, 10/1/2038	75,000	89,041
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	41,068
Progress Energy, Inc. 7.75%, 3/1/2031	105,000	142,593
PSEG Power LLC 3.00%, 6/15/2021	15,000	14,966
Public Service Co. of New Mexico 3.85%, 8/1/2025	45,000	45,452
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	26,626
SCANA Corp.:
Series MTN, 4.75%, 5/15/2021	7,000	7,134
Series MTN, 6.25%, 4/1/2020	22,000	22,547
Southern Co. 2.95%, 7/1/2023	50,000	49,824
Southern Power Co.:
5.15%, 9/15/2041	50,000	51,895
5.25%, 7/15/2043	25,000	26,236
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	20,000	19,014
Talen Energy Supply LLC 6.50%, 6/1/2025	47,000	41,372
Tampa Electric Co. 4.20%, 5/15/2045	25,000	24,326
TransAlta Corp. 6.50%, 3/15/2040	6,000	6,025
Vistra Energy Corp. 7.63%, 11/1/2024	167,000	176,885
Vistra Operations Co. LLC:
5.50%, 9/1/2026 (a)	80,000	83,209
5.63%, 2/15/2027 (a)	130,000	135,210
		2,801,076
Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	$10,000	$10,653
ELECTRONICS — 0.4%
Ingram Micro, Inc.:
5.00%, 8/10/2022	50,000	49,762
5.45%, 12/15/2024	85,000	83,777
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	100,000	103,130
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	8,000	7,706
		244,375
ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	50,887
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	44,000	43,491
		94,378
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 5.88%, 10/15/2024	188,000	199,019
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	25,000	22,439
MasTec, Inc. 4.88%, 3/15/2023	106,000	106,820
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,571
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	90,000	89,652
		443,501
ENTERTAINMENT — 0.9%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	50,000	46,705
5.88%, 11/15/2026	37,000	33,384
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	50,000	51,149
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	32,000	32,559
Cinemark USA, Inc. 4.88%, 6/1/2023	50,000	50,920
Eldorado Resorts, Inc. 6.00%, 4/1/2025	100,000	101,290
International Game Technology PLC 6.50%, 2/15/2025 (a)	150,000	156,246
Scientific Games International, Inc. 8.25%, 3/15/2026 (a)	100,000	102,380
		574,633

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.7%
GFL Environmental, Inc. 5.38%, 3/1/2023 (a)	$472,000	$447,196
FOOD — 2.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75%, 3/15/2025	25,000	23,758
6.63%, 6/15/2024	100,000	101,174
B&G Foods, Inc. 4.63%, 6/1/2021	20,000	20,012
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	75,000	75,279
Campbell Soup Co. 4.25%, 4/15/2021	25,000	25,593
Conagra Brands, Inc.:
3.20%, 1/25/2023	33,000	33,046
3.25%, 9/15/2022	20,000	19,919
Darling Ingredients, Inc. 5.38%, 1/15/2022	50,000	50,758
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	67,879
General Mills, Inc. 5.40%, 6/15/2040	25,000	27,207
Ingredion, Inc. 3.20%, 10/1/2026	80,000	76,314
JM Smucker Co. 4.25%, 3/15/2035	50,000	47,933
Kellogg Co. 4.50%, 4/1/2046	25,000	23,644
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,000	4,989
3.00%, 6/1/2026	55,000	51,417
3.50%, 6/6/2022	25,000	25,291
4.38%, 6/1/2046	90,000	77,873
4.88%, 2/15/2025 (a)	85,000	86,930
5.00%, 6/4/2042	25,000	23,676
Kroger Co.:
3.50%, 2/1/2026	50,000	49,240
4.45%, 2/1/2047 (c)	25,000	22,683
5.15%, 8/1/2043	25,000	24,759
6.90%, 4/15/2038	11,000	13,128
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	110,000	111,398
4.88%, 11/1/2026 (a)	140,000	141,869
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	75,000	75,842
5.88%, 9/30/2027 (a)	50,000	50,373
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	50,000	50,236
Sysco Corp. 4.85%, 10/1/2045	13,000	13,900
Tyson Foods, Inc.:
2.65%, 8/15/2019	50,000	49,942
4.55%, 6/2/2047	35,000	33,063
Security Description	Principal Amount	Value
4.88%, 8/15/2034	$2,000	$2,067
		1,501,192
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	45,000	44,993
5.00%, 4/1/2025 (a)	200,000	205,022
5.13%, 1/15/2024	20,000	20,556
		270,571
FOREST PRODUCTS & PAPER — 0.1%
Cascades, Inc. 5.50%, 7/15/2022 (a)	50,000	50,353
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	23,352
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	15,000	17,061
		90,766
GAS — 0.5%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	26,000	26,006
5.63%, 5/20/2024	60,000	60,842
5.75%, 5/20/2027	25,000	24,699
5.88%, 8/20/2026	60,000	59,944
NiSource, Inc.:
3.85%, 2/15/2023	60,000	61,310
5.80%, 2/1/2042	25,000	28,695
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	50,000	48,560
4.40%, 5/30/2047	4,000	4,011
		314,067
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	90,000	93,705
HEALTH CARE PRODUCTS — 1.4%
Abbott Laboratories 4.90%, 11/30/2046	103,000	119,133
Avantor, Inc. 9.00%, 10/1/2025 (a)	100,000	108,286
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	50,210
4.67%, 6/6/2047	25,000	26,142
4.88%, 5/15/2044	50,000	51,068
6.00%, 5/15/2039	80,000	90,267
DENTSPLY SIRONA, Inc. 4.13%, 8/15/2021	25,000	25,285
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	50,994
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	50,000	51,547

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Hologic, Inc. 4.38%, 10/15/2025 (a)	$65,000	$64,703
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.63%, 10/15/2023 (a)	50,000	41,708
Teleflex, Inc.:
4.88%, 6/1/2026	47,000	47,862
5.25%, 6/15/2024	5,000	5,114
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	41,000	41,688
5.30%, 2/1/2044	25,000	28,792
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	16,000	15,783
3.70%, 3/19/2023	40,000	40,469
4.25%, 8/15/2035	54,000	51,394
		910,445
HEALTH CARE SERVICES — 4.9%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	100,000	101,076
6.50%, 3/1/2024	80,000	82,200
Anthem, Inc.:
4.63%, 5/15/2042	2,000	2,064
4.65%, 1/15/2043	50,000	51,631
4.65%, 8/15/2044	25,000	25,913
Centene Corp.:
4.75%, 5/15/2022	60,000	61,064
5.63%, 2/15/2021	100,000	101,485
6.13%, 2/15/2024	147,000	154,228
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	35,000	36,511
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	40,000	41,633
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	50,000	47,084
6.88%, 2/1/2022	100,000	65,659
8.00%, 3/15/2026 (a)	50,000	48,017
11.00%, 6/30/2023 (a) (e)	100,000	81,608
Cigna Corp. 4.90%, 12/15/2048 (a)	50,000	51,621
Cigna Holding Co. 5.38%, 2/15/2042	50,000	54,952
DaVita, Inc.:
5.00%, 5/1/2025	50,000	47,956
5.13%, 7/15/2024	100,000	98,876
Encompass Health Corp. 5.13%, 3/15/2023	14,000	14,204
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	25,000	22,301
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (a)	70,000	72,801
5.63%, 7/31/2019 (a)	25,000	25,163
HCA, Inc.:
Security Description	Principal Amount	Value
5.38%, 2/1/2025	$150,000	$159,004
5.38%, 9/1/2026	60,000	63,130
5.63%, 9/1/2028	160,000	169,038
5.88%, 5/1/2023	268,000	286,063
5.88%, 2/15/2026	100,000	107,976
5.88%, 2/1/2029	15,000	16,140
7.50%, 2/15/2022	100,000	110,394
Humana, Inc.:
4.80%, 3/15/2047	12,000	12,657
4.95%, 10/1/2044	25,000	26,762
8.15%, 6/15/2038	2,000	2,776
Magellan Health, Inc. 4.90%, 9/22/2024	100,000	95,245
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	60,000	60,730
6.25%, 1/15/2027 (a)	55,000	55,526
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	50,945
4.63%, 7/15/2024	175,000	175,525
4.75%, 6/1/2020	25,000	25,312
6.00%, 10/1/2020	150,000	155,650
6.75%, 6/15/2023	100,000	103,022
8.13%, 4/1/2022	200,000	215,354
Universal Health Services, Inc. 5.00%, 6/1/2026 (a)	50,000	50,871
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	65,000	68,041
		3,298,208
HOME BUILDERS — 2.5%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 8/1/2025 (a)	25,000	22,741
Beazer Homes USA, Inc. 8.75%, 3/15/2022	25,000	26,142
Brookfield Residential Properties, Inc. 6.38%, 5/15/2025 (a)	25,000	23,955
Century Communities, Inc. 5.88%, 7/15/2025	7,000	6,627
DR Horton, Inc. 4.75%, 2/15/2023	50,000	51,652
KB Home 7.00%, 12/15/2021	150,000	160,845
Lennar Corp.:
2.95%, 11/29/2020	50,000	49,684
4.13%, 1/15/2022	100,000	101,258
4.50%, 11/15/2019	90,000	90,305
4.50%, 4/30/2024	50,000	50,783
4.75%, 11/15/2022	20,000	20,541
4.88%, 12/15/2023	10,000	10,308
5.25%, 6/1/2026	75,000	77,146
5.88%, 11/15/2024	50,000	53,231
6.25%, 12/15/2021	50,000	52,653
M/I Homes, Inc. 6.75%, 1/15/2021	61,000	61,869

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Mattamy Group Corp.:
6.50%, 10/1/2025 (a)	$100,000	$97,462
6.88%, 12/15/2023 (a)	12,000	11,978
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	25,706
PulteGroup, Inc.:
4.25%, 3/1/2021	143	145
5.00%, 1/15/2027	100,000	99,993
5.50%, 3/1/2026	50,000	51,678
6.00%, 2/15/2035	50,000	47,959
6.38%, 5/15/2033	50,000	50,264
7.88%, 6/15/2032	50,000	55,820
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	50,000	50,040
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	39,000	36,696
4.38%, 4/15/2023	50,000	50,199
4.88%, 11/15/2025	50,000	50,588
5.63%, 1/15/2024	50,000	52,326
6.75%, 11/1/2019	50,000	51,146
TRI Pointe Group, Inc. 5.25%, 6/1/2027	50,000	45,861
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	60,000	60,265
		1,697,866
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	64,099
Whirlpool Corp. 4.00%, 3/1/2024	25,000	25,664
		89,763
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	49,066
Central Garden & Pet Co. 5.13%, 2/1/2028	150,000	138,839
Spectrum Brands, Inc. 6.13%, 12/15/2024	25,000	25,330
		213,235
HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.85%, 4/1/2023	10,000	9,886
4.00%, 6/15/2022	25,000	24,921
4.00%, 12/1/2024	60,000	57,637
		92,444
INSURANCE — 2.4%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	25,000	22,556
8.13%, 2/15/2024 (a)	30,000	31,110
Security Description	Principal Amount	Value
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	$79,000	$78,957
Allstate Corp. Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	50,000	50,775
American International Group, Inc.:
3.30%, 3/1/2021	57,000	57,362
3.75%, 7/10/2025	15,000	15,027
3.88%, 1/15/2035	45,000	41,197
4.13%, 2/15/2024	50,000	51,559
4.50%, 7/16/2044	50,000	47,866
Aon PLC:
4.25%, 12/12/2042	25,000	23,547
4.45%, 5/24/2043	25,000	24,473
Aspen Insurance Holdings, Ltd. 6.00%, 12/15/2020	11,000	11,445
AXA SA 8.60%, 12/15/2030	50,000	66,506
Brighthouse Financial, Inc. 4.70%, 6/22/2047	50,000	39,988
CNA Financial Corp. 4.50%, 3/1/2026	20,000	20,820
CNO Financial Group, Inc. 5.25%, 5/30/2025	80,000	82,662
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	76,321
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	55,000	55,181
Genworth Holdings, Inc.:
4.80%, 2/15/2024	20,000	16,583
4.90%, 8/15/2023	50,000	42,067
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	25,000	24,954
HUB International, Ltd. 7.00%, 5/1/2026 (a)	50,000	49,409
Kemper Corp. 4.35%, 2/15/2025	70,000	71,547
Liberty Mutual Group, Inc.:
4.95%, 5/1/2022 (a)	75,000	78,733
5.00%, 6/1/2021 (a)	3,000	3,111
Lincoln National Corp.:
3.80%, 3/1/2028	2,000	2,026
6.15%, 4/7/2036	50,000	59,700
Markel Corp. 5.35%, 6/1/2021	20,000	20,943
MBIA, Inc. 6.40%, 8/15/2022	3,000	2,992
MetLife, Inc. 6.40%, 12/15/2066	50,000	53,644
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (a)	25,000	25,982
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (d)	50,000	50,408

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	$50,000	$50,530
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	25,000	26,041
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	4,000	5,498
Trinity Acquisition PLC:
4.63%, 8/15/2023	70,000	73,137
6.13%, 8/15/2043	25,000	29,278
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	10,000	9,716
Voya Financial, Inc.:
3.13%, 7/15/2024	100,000	98,668
3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (d)	10,000	9,894
		1,602,213
INTERNET — 1.1%
Expedia Group, Inc. 5.00%, 2/15/2026	50,000	52,906
Netflix, Inc.:
4.88%, 4/15/2028	100,000	99,042
5.88%, 11/15/2028 (a)	100,000	105,636
6.38%, 5/15/2029 (a)	105,000	113,687
Symantec Corp.:
3.95%, 6/15/2022	25,000	25,110
4.20%, 9/15/2020	50,000	50,673
5.00%, 4/15/2025 (a)	100,000	100,017
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	50,772
5.25%, 4/1/2025	100,000	104,842
Zayo Group LLC/Zayo Capital, Inc. 6.38%, 5/15/2025	28,000	28,161
		730,846
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.25%, 3/1/2025	75,000	73,105
FS KKR Capital Corp. 4.00%, 7/15/2019	25,000	25,042
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	25,807
		123,954
IRON/STEEL — 0.9%
AK Steel Corp.:
6.38%, 10/15/2025	50,000	41,955
7.63%, 10/1/2021	100,000	100,327
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	50,000	52,155
Carpenter Technology Corp. 4.45%, 3/1/2023	100,000	101,151
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025	50,000	47,852
Commercial Metals Co. 4.88%, 5/15/2023	50,000	50,031
Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	$4,000	$4,584
Steel Dynamics, Inc.:
4.13%, 9/15/2025	50,000	48,930
5.25%, 4/15/2023	55,000	55,978
5.50%, 10/1/2024	100,000	103,173
United States Steel Corp. 6.88%, 8/15/2025	25,000	24,411
		630,547
LEISURE TIME — 0.6%
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	50,000	50,630
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	53,436
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	200,000	204,250
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	100,000	97,382
		405,698
LODGING — 2.2%
Boyd Gaming Corp. 6.38%, 4/1/2026	50,000	51,838
Choice Hotels International, Inc. 5.75%, 7/1/2022	125,000	132,676
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	145,000	144,912
5.13%, 5/1/2026 (a)	55,000	55,882
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	113,000	117,471
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	26,415
Marriott International, Inc.:
3.13%, 2/15/2023	50,000	49,952
3.75%, 3/15/2025	25,000	25,239
4.50%, 10/1/2034	25,000	25,473
MGM Resorts International:
4.63%, 9/1/2026	150,000	145,835
5.50%, 4/15/2027 (b)	58,000	58,786
5.75%, 6/15/2025	80,000	82,988
6.00%, 3/15/2023	120,000	127,004
7.75%, 3/15/2022	150,000	165,811
Wyndham Destinations, Inc.:
4.25%, 3/1/2022	8,000	8,016
5.63%, 3/1/2021	10,000	10,307
6.35%, 10/1/2025	75,000	78,302
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	140,000	142,481
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (a)	50,000	49,420
		1,498,808

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.0% (f)
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	$25,000	$24,782
MACHINERY-DIVERSIFIED — 0.1%
CNH Industrial Capital LLC 4.88%, 4/1/2021	9,000	9,257
SPX FLOW, Inc. 5.63%, 8/15/2024 (a)	50,000	50,229
		59,486
MEDIA — 7.2%
Altice Financing SA:
6.63%, 2/15/2023 (a)	200,000	204,480
7.50%, 5/15/2026 (a)	200,000	197,466
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	200,000	200,012
AMC Networks, Inc.:
4.75%, 8/1/2025	50,000	49,583
5.00%, 4/1/2024	150,000	150,937
Block Communications, Inc. 6.88%, 2/15/2025 (a)	150,000	155,500
CBS Corp. 7.88%, 7/30/2030	50,000	65,819
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	75,000	74,863
5.00%, 2/1/2028 (a)	120,000	118,278
5.13%, 5/1/2023 (a)	150,000	153,453
5.13%, 5/1/2027 (a)	200,000	201,066
5.50%, 5/1/2026 (a)	75,000	77,451
5.75%, 9/1/2023	247,000	252,557
5.75%, 1/15/2024	80,000	82,083
5.75%, 2/15/2026 (a)	240,000	250,901
5.88%, 4/1/2024 (a)	100,000	104,590
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	200,000	203,768
6.63%, 10/15/2025 (a) (c)	200,000	212,062
10.88%, 10/15/2025 (a)	200,000	230,842
DISH DBS Corp.:
5.88%, 7/15/2022	100,000	96,840
5.88%, 11/15/2024	15,000	12,606
6.75%, 6/1/2021	100,000	103,167
7.75%, 7/1/2026	100,000	87,095
7.88%, 9/1/2019	100,000	101,543
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	30,000	31,877
Liberty Interactive LLC 8.25%, 2/1/2030	25,000	25,389
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	34,000	34,653
Sirius XM Radio, Inc.:
5.00%, 8/1/2027 (a)	190,000	189,970
5.38%, 4/15/2025 (a)	100,000	102,590
6.00%, 7/15/2024 (a)	175,000	181,340
Security Description	Principal Amount	Value
TEGNA, Inc.:
5.13%, 10/15/2019	$27,000	$27,074
5.13%, 7/15/2020	50,000	50,288
6.38%, 10/15/2023 (c)	90,000	92,980
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	50,000	47,408
5.13%, 2/15/2025 (a)	5,000	4,656
Urban One, Inc. 7.38%, 4/15/2022 (a)	25,000	24,065
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (d)	100,000	98,543
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (d)	25,000	25,130
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	103,211
5.38%, 6/15/2024 (a)	100,000	104,524
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	200,000	201,184
Ziggo B.V. 5.50%, 1/15/2027 (a)	150,000	148,557
		4,880,401
METAL FABRICATE & HARDWARE — 0.1%
Novelis Corp. 5.88%, 9/30/2026 (a)	50,000	49,902
MINING — 2.2%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (a)	200,000	211,784
7.00%, 9/30/2026 (a)	200,000	215,946
BHP Billiton Finance USA, Ltd. USD 5 year swap rate + 4.97%, 6.25%, 10/19/2075 (a) (d)	50,000	52,002
Constellium NV 5.75%, 5/15/2024 (a)	80,000	79,718
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	29,425
FMG Resources August 2006 Pty, Ltd. 5.13%, 3/15/2023 (a)	100,000	100,324
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	100,000	99,234
3.88%, 3/15/2023	100,000	98,617
4.00%, 11/14/2021	25,000	25,178
5.40%, 11/14/2034	25,000	22,715
5.45%, 3/15/2043	125,000	109,269
6.88%, 2/15/2023	150,000	159,012
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	50,449
3.70%, 3/15/2023	25,000	25,389
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	100,000	88,154

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Yamana Gold, Inc. 4.63%, 12/15/2027	$100,000	$97,833
		1,465,049
MISCELLANEOUS MANUFACTURER — 0.2%
Amsted Industries, Inc.:
5.00%, 3/15/2022 (a)	100,000	100,248
5.38%, 9/15/2024 (a)	50,000	49,349
		149,597
OFFICE & BUSINESS EQUIPMENT — 0.7%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	150,000	152,922
5.50%, 12/1/2024	50,000	52,791
Pitney Bowes, Inc.:
3.88%, 10/1/2021	65,000	64,234
4.38%, 5/15/2022	50,000	47,886
4.63%, 3/15/2024 (c)	38,000	35,283
Xerox Corp.:
4.13%, 3/15/2023	50,000	48,756
4.50%, 5/15/2021	50,000	50,601
4.80%, 3/1/2035	30,000	23,675
		476,148
OIL & GAS — 4.7%
Anadarko Petroleum Corp. 5.55%, 3/15/2026	25,000	27,258
Antero Resources Corp.:
5.00%, 3/1/2025 (c)	25,000	24,623
5.13%, 12/1/2022	100,000	100,583
5.38%, 11/1/2021	100,000	100,714
California Resources Corp. 8.00%, 12/15/2022 (a)	100,000	78,591
Callon Petroleum Co. 6.38%, 7/1/2026	8,000	8,016
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021	100,000	98,017
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	50,000	49,218
Cenovus Energy, Inc. 5.70%, 10/15/2019	11,923	12,092
Centennial Resource Production LLC 6.88%, 4/1/2027 (a)	25,000	25,298
Chesapeake Energy Corp.:
5.38%, 6/15/2021	48,000	47,910
7.50%, 10/1/2026	25,000	24,724
8.00%, 1/15/2025	100,000	102,051
Concho Resources, Inc. 4.88%, 10/1/2047	23,000	24,235
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	100,749
4.38%, 1/15/2028	100,000	102,818
4.50%, 4/15/2023	50,000	51,796
Security Description	Principal Amount	Value
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	$25,000	$23,216
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	25,000	24,040
Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	15,000	14,586
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	84,000	52,918
Diamondback Energy, Inc.:
4.75%, 11/1/2024 (a)	120,000	123,126
5.38%, 5/31/2025	80,000	83,677
Encana Corp. 8.13%, 9/15/2030	2,000	2,570
Ensco PLC:
5.20%, 3/15/2025	14,000	10,828
7.75%, 2/1/2026	50,000	42,314
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	4,000	837
7.75%, 5/15/2026 (a)	25,000	20,315
Global Marine, Inc. 7.00%, 6/1/2028	33,000	28,544
Gulfport Energy Corp. 6.00%, 10/15/2024	100,000	90,656
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	75,000	73,049
6.25%, 11/1/2028 (a)	110,000	110,332
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	25,000	22,153
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	10,000	5,298
MEG Energy Corp. 6.50%, 1/15/2025 (a)	50,000	49,225
Murphy Oil Corp.:
4.00%, 6/1/2022	30,000	30,093
4.45%, 12/1/2022	50,000	50,179
5.75%, 8/15/2025	25,000	25,830
5.88%, 12/1/2042	5,000	4,452
6.88%, 8/15/2024	75,000	79,435
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,671
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	49,297
5.00%, 9/15/2020	50,000	50,323
5.50%, 1/15/2023	25,000	23,967
5.75%, 2/1/2025	85,000	76,242
Noble Holding International, Ltd. 7.95%, 4/1/2025	15,000	13,050
Oasis Petroleum, Inc. 6.25%, 5/1/2026 (a)	25,000	23,813
Parsley Energy LLC/Parsley Finance Corp. 6.25%, 6/1/2024 (a)	5,000	5,162

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	$60,000	$61,665
Precision Drilling Corp. 7.13%, 1/15/2026 (a)	4,000	3,968
Pride International LLC 7.88%, 8/15/2040	8,000	6,332
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	23,640
5.38%, 10/1/2022	75,000	73,263
Range Resources Corp.:
5.00%, 8/15/2022	100,000	98,984
5.75%, 6/1/2021	50,000	51,082
5.88%, 7/1/2022	100,000	101,334
Rowan Cos., Inc. 4.75%, 1/15/2024	43,000	34,903
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	50,000	49,042
SM Energy Co.:
5.00%, 1/15/2024	3,000	2,782
6.63%, 1/15/2027	10,000	9,524
Southwestern Energy Co.:
7.50%, 4/1/2026	50,000	51,145
7.75%, 10/1/2027	100,000	102,489
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027 (a)	36,000	36,230
Series WI, 4.88%, 1/15/2023	100,000	101,574
Tecpetrol SA 4.88%, 12/12/2022 (a)	25,000	23,165
Transocean, Inc.:
7.50%, 4/15/2031	25,000	21,519
9.00%, 7/15/2023 (a)	50,000	53,305
WildHorse Resource Development Corp. 6.88%, 2/1/2025	25,000	25,170
		3,145,007
OIL & GAS SERVICES — 0.3%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	56,000	57,259
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	25,000	19,354
Oceaneering International, Inc. 4.65%, 11/15/2024	50,000	46,244
SESI LLC 7.75%, 9/15/2024	50,000	41,386
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	6,000	6,333
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	6,000	6,153
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027 (a)	35,000	35,681
Security Description	Principal Amount	Value
Weatherford International, Ltd. 5.95%, 4/15/2042	$10,000	$5,576
		217,986
PACKAGING & CONTAINERS — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	200,000	199,578
Ball Corp.:
4.38%, 12/15/2020	21,000	21,361
4.88%, 3/15/2026	85,000	87,789
5.00%, 3/15/2022	125,000	129,741
5.25%, 7/1/2025	100,000	105,115
Berry Global, Inc. 4.50%, 2/15/2026 (a)	50,000	47,471
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	50,000	49,677
7.25%, 4/15/2025 (a)	50,000	48,263
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	15,000	14,498
4.75%, 2/1/2026	50,000	50,197
Graphic Packaging International, Inc. 4.88%, 11/15/2022	70,000	71,516
Greif, Inc. 6.50%, 3/1/2027 (a)	65,000	66,543
Owens-Brockway Glass Container, Inc. 6.38%, 8/15/2025 (a)	50,000	52,671
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	100,000	101,755
Sealed Air Corp.:
5.13%, 12/1/2024 (a)	100,000	103,562
5.50%, 9/15/2025 (a)	85,000	89,486
6.50%, 12/1/2020 (a)	66,000	68,831
Silgan Holdings, Inc. 5.50%, 2/1/2022	143,000	143,827
		1,451,881
PHARMACEUTICALS — 3.3%
AbbVie, Inc.:
2.90%, 11/6/2022	100,000	99,815
3.20%, 11/6/2022	15,000	15,122
3.60%, 5/14/2025	100,000	100,206
4.50%, 5/14/2035	125,000	122,220
4.70%, 5/14/2045	25,000	23,995
Allergan Finance LLC 3.25%, 10/1/2022	50,000	49,987
Allergan Funding SCS:
3.45%, 3/15/2022	65,000	65,587
4.55%, 3/15/2035	50,000	48,701
Bausch Health Cos., Inc.:

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 11/1/2025 (a)	$34,000	$34,731
6.50%, 3/15/2022 (a)	250,000	258,712
7.00%, 3/15/2024 (a)	125,000	132,217
Bayer US Finance II LLC:
4.65%, 11/15/2043 (a)	50,000	45,198
4.70%, 7/15/2064 (a)	30,000	25,048
Cardinal Health, Inc.:
3.20%, 6/15/2022	25,000	25,133
4.37%, 6/15/2047	50,000	44,088
4.60%, 3/15/2043	3,000	2,745
CVS Health Corp.:
2.75%, 12/1/2022	2,000	1,972
3.88%, 7/20/2025	155,000	156,927
5.00%, 12/1/2024	25,000	26,622
5.05%, 3/25/2048	50,000	50,354
5.13%, 7/20/2045	52,000	52,797
Elanco Animal Health, Inc. 4.27%, 8/28/2023 (a)	100,000	103,077
Express Scripts Holding Co.:
4.50%, 2/25/2026	50,000	52,324
4.80%, 7/15/2046	50,000	50,780
Mylan NV 5.25%, 6/15/2046	50,000	45,318
Mylan, Inc.:
4.55%, 4/15/2028	100,000	97,551
5.20%, 4/15/2048	50,000	45,149
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	195,000	198,473
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	20,000	19,912
2.40%, 9/23/2021	45,000	44,434
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	100,000	106,066
Zoetis, Inc. 4.50%, 11/13/2025	83,000	87,997
		2,233,258
PIPELINES — 3.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	25,000	25,234
5.75%, 3/1/2027 (a)	65,000	65,966
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	50,000	50,773
Cheniere Corpus Christi Holdings LLC:
5.88%, 3/31/2025	195,000	212,273
7.00%, 6/30/2024	100,000	112,787
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	100,000	102,221
5.63%, 10/1/2026 (a)	95,000	97,359
Security Description	Principal Amount	Value
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	$50,000	$51,371
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	25,000
4.75%, 9/30/2021 (a)	50,000	51,088
4.95%, 4/1/2022	75,000	77,009
5.35%, 3/15/2020 (a) (c)	25,000	25,426
5.38%, 7/15/2025	45,000	47,061
5.60%, 4/1/2044	25,000	24,148
6.75%, 9/15/2037 (a)	25,000	25,855
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	60,000	60,000
5.05%, 4/1/2045	50,000	43,093
5.45%, 6/1/2047	100,000	88,929
5.60%, 4/1/2044	12,000	10,735
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	50,000	50,974
7.77%, 12/15/2037 (a)	25,000	30,210
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	50,576
5.63%, 4/28/2027	80,000	79,996
6.75%, 2/1/2021	7,000	7,280
Plains All American Pipeline L.P./PAA Finance Corp. 4.50%, 12/15/2026	25,000	25,644
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	150,000	198,327
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	10,000	9,444
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 4.75%, 10/1/2023 (a)	80,000	80,588
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	100,000	98,438
5.13%, 2/1/2025	50,000	51,246
5.25%, 5/1/2023	50,000	50,863
5.88%, 4/15/2026 (a)	165,000	174,699
6.50%, 7/15/2027 (a)	40,000	43,180
		2,147,793
REAL ESTATE — 0.2%
Newmark Group, Inc. 6.13%, 11/15/2023	75,000	77,431
Realogy Group LLC/Realogy Co-Issuer Corp. 9.38%, 4/1/2027 (a)	29,000	29,742
		107,173

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 4.0%
American Homes 4 Rent L.P. 4.25%, 2/15/2028	$50,000	$49,473
Boston Properties L.P. 3.85%, 2/1/2023	50,000	51,423
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	25,000	25,470
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	60,000	60,120
CBL & Associates L.P.:
4.60%, 10/15/2024 (c)	25,000	18,038
5.95%, 12/15/2026 (c)	40,000	29,660
CoreCivic, Inc. 4.63%, 5/1/2023	250,000	240,145
Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	26,296
CubeSmart L.P. 3.13%, 9/1/2026	20,000	18,933
Duke Realty L.P. 3.63%, 4/15/2023	40,000	40,740
EPR Properties:
4.95%, 4/15/2028	10,000	10,392
5.75%, 8/15/2022	25,000	26,546
Equinix, Inc.:
5.38%, 1/1/2022	50,000	51,313
5.38%, 4/1/2023	75,000	76,473
5.38%, 5/15/2027	75,000	78,847
5.75%, 1/1/2025	10,000	10,384
5.88%, 1/15/2026	65,000	68,435
HCP, Inc.:
3.88%, 8/15/2024	50,000	51,216
4.00%, 6/1/2025	50,000	51,304
Highwoods Realty L.P. 3.63%, 1/15/2023	25,000	25,068
Hospitality Properties Trust:
3.95%, 1/15/2028	60,000	55,100
4.95%, 2/15/2027	20,000	19,884
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	51,059
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	70,000	67,956
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	50,000	50,298
4.88%, 9/15/2027 (a)	45,000	43,181
5.25%, 3/15/2028 (a)	87,000	84,251
6.00%, 8/15/2023	81,000	83,228
iStar, Inc.:
4.63%, 9/15/2020	20,000	20,204
6.00%, 4/1/2022	135,000	135,456
Kimco Realty Corp. 3.30%, 2/1/2025	55,000	54,484
Mack-Cali Realty L.P. 3.15%, 5/15/2023	17,000	15,257
Security Description	Principal Amount	Value
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027 (a)	$120,000	$123,912
Mid-America Apartments L.P. 3.60%, 6/1/2027	25,000	24,841
MPT Operating Partnership L.P./MPT Finance Corp. 5.00%, 10/15/2027	75,000	76,028
Office Properties Income Trust 4.00%, 7/15/2022	50,000	49,877
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	25,000	25,539
4.50%, 4/1/2027	40,000	40,105
Regency Centers L.P. 3.75%, 6/15/2024	25,000	25,357
Select Income REIT 4.50%, 2/1/2025	85,000	81,764
Senior Housing Properties Trust:
4.75%, 5/1/2024	60,000	59,340
4.75%, 2/15/2028	50,000	46,345
Starwood Property Trust, Inc. 5.00%, 12/15/2021	55,000	56,427
STORE Capital Corp. 4.50%, 3/15/2028	100,000	100,813
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	20,081
UDR, Inc. Series MTN, 2.95%, 9/1/2026	80,000	76,614
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	10,256
VEREIT Operating Partnership L.P. 4.88%, 6/1/2026	38,000	39,558
Washington Prime Group L.P. 3.85%, 4/1/2020	50,000	49,807
Washington Real Estate Investment Trust 4.95%, 10/1/2020	20,000	20,310
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	18,964
Welltower, Inc.:
4.25%, 4/1/2026	75,000	77,452
5.13%, 3/15/2043	2,000	2,119
		2,716,143
RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	100,000	98,988
5.00%, 10/15/2025 (a)	200,000	197,804
AutoNation, Inc. 4.50%, 10/1/2025	70,000	70,192
AutoZone, Inc. 3.13%, 4/21/2026	25,000	24,339
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	50,000	47,239

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	$25,000	$19,277
Dollar Tree, Inc. 4.20%, 5/15/2028	45,000	44,788
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,000
Gap, Inc. 5.95%, 4/12/2021	26,000	27,069
Group 1 Automotive, Inc.:
5.00%, 6/1/2022	25,000	25,216
5.25%, 12/15/2023 (a)	75,000	75,472
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a)	225,000	229,104
5.25%, 6/1/2026 (a)	50,000	50,512
L Brands, Inc.:
5.25%, 2/1/2028	80,000	71,276
5.63%, 10/15/2023 (c)	50,000	51,055
6.75%, 7/1/2036	60,000	50,573
6.88%, 11/1/2035	147,000	126,899
6.95%, 3/1/2033	50,000	40,800
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (c)	15,000	14,519
3.45%, 1/15/2021	20,000	20,030
3.88%, 1/15/2022	35,000	35,292
4.30%, 2/15/2043	30,000	22,639
McDonald's Corp. Series MTN, 4.70%, 12/9/2035	125,000	134,066
Nordstrom, Inc.:
4.00%, 3/15/2027 (c)	16,000	15,745
5.00%, 1/15/2044	3,000	2,710
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	60,000	59,917
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)	79,000	78,524
PetSmart, Inc. 7.13%, 3/15/2023 (a)	50,000	37,396
QVC, Inc.:
4.38%, 3/15/2023	75,000	76,102
4.85%, 4/1/2024	50,000	51,073
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	50,000	51,612
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	25,000	24,831
Tapestry, Inc. 4.13%, 7/15/2027	100,000	95,397
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	75,000	76,377
4.65%, 6/1/2046	50,000	47,207
		2,119,040
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	67,000	68,194
Security Description	Principal Amount	Value
Entegris, Inc. 4.63%, 2/10/2026 (a)	$25,000	$24,753
Qorvo, Inc. 5.50%, 7/15/2026 (a)	100,000	103,254
		196,201
SOFTWARE — 2.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	50,000	51,153
Ascend Learning LLC 6.88%, 8/1/2025 (a)	25,000	24,868
CDK Global, Inc.:
5.00%, 10/15/2024	155,000	159,314
5.88%, 6/15/2026	25,000	26,233
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	50,000	49,527
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	51,278
5.38%, 8/15/2023 (a)	72,000	73,638
5.75%, 1/15/2024 (a)	150,000	154,681
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	45,000	49,196
Infor US, Inc. 6.50%, 5/15/2022	50,000	50,784
IQVIA, Inc.:
4.88%, 5/15/2023 (a)	100,000	101,782
5.00%, 10/15/2026 (a)	200,000	204,058
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	50,000	51,947
MSCI, Inc.:
5.25%, 11/15/2024 (a)	50,000	51,816
5.38%, 5/15/2027 (a)	110,000	116,596
5.75%, 8/15/2025 (a)	100,000	104,928
Nuance Communications, Inc. 5.63%, 12/15/2026	85,000	87,251
Open Text Corp.:
5.63%, 1/15/2023 (a)	50,000	51,399
5.88%, 6/1/2026 (a)	73,000	76,292
PTC, Inc. 6.00%, 5/15/2024	60,000	62,810
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	318,000	321,918
		1,921,469
TELECOMMUNICATIONS — 7.5%
Altice France SA:
6.25%, 5/15/2024 (a)	200,000	201,198
7.38%, 5/1/2026 (a)	300,000	293,874
Anixter, Inc. 5.13%, 10/1/2021	100,000	103,142

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
British Telecommunications PLC 9.63%, 12/15/2030	$50,000	$71,582
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	100,000	99,766
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	51,074
Series U, 7.65%, 3/15/2042	100,000	88,007
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	25,000	22,994
CommScope Finance LLC:
5.50%, 3/1/2024 (a)	50,000	51,199
6.00%, 3/1/2026 (a)	50,000	51,638
8.25%, 3/1/2027 (a)	30,000	31,129
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	125,000	111,012
CommScope, Inc.:
5.00%, 6/15/2021 (a)	5,000	5,013
5.50%, 6/15/2024 (a)	100,000	97,799
Embarq Corp. 8.00%, 6/1/2036	100,000	97,337
Frontier Communications Corp.:
8.00%, 4/1/2027 (a)	38,000	39,360
8.50%, 4/1/2026 (a)	50,000	46,511
10.50%, 9/15/2022	100,000	76,236
11.00%, 9/15/2025	100,000	65,866
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	75,000	74,655
6.50%, 6/15/2019	50,000	50,264
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	50,750
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	100,000	88,733
8.50%, 10/15/2024 (a)	100,000	97,240
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (a) (d)	50,000	52,253
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	49,905
5.38%, 8/15/2022	125,000	125,805
5.38%, 1/15/2024	75,000	76,487
5.63%, 2/1/2023	87,000	87,995
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	25,735
Nokia Oyj 5.38%, 5/15/2019 (c)	149,000	149,378
Plantronics, Inc. 5.50%, 5/31/2023 (a)	25,000	25,141
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	50,000	48,474
Qwest Corp.:
6.88%, 9/15/2033	43,000	42,733
7.13%, 11/15/2043	50,000	49,287
Sprint Capital Corp.:
6.88%, 11/15/2028	100,000	96,111
8.75%, 3/15/2032	50,000	52,742
Security Description	Principal Amount	Value
Sprint Communications, Inc.:
6.00%, 11/15/2022	$100,000	$100,921
7.00%, 3/1/2020 (a)	350,000	360,083
Sprint Corp.:
7.13%, 6/15/2024	100,000	101,533
7.25%, 9/15/2021	100,000	105,024
7.88%, 9/15/2023	200,000	209,532
Telecom Italia Capital SA:
6.00%, 9/30/2034	100,000	93,283
6.38%, 11/15/2033	100,000	96,163
7.20%, 7/18/2036	100,000	101,229
7.72%, 6/4/2038	50,000	51,719
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a)	100,000	100,111
T-Mobile USA, Inc.:
4.50%, 2/1/2026	50,000	50,008
4.75%, 2/1/2028	95,000	94,213
5.38%, 4/15/2027	125,000	129,356
6.00%, 3/1/2023	56,000	57,576
6.38%, 3/1/2025	100,000	104,169
6.50%, 1/15/2024	50,000	51,952
6.50%, 1/15/2026	200,000	213,500
ViaSat, Inc. 5.63%, 4/15/2027 (a)	35,000	35,810
Wind Tre SpA 5.00%, 1/20/2026 (a)	200,000	182,116
		5,086,723
TEXTILES — 0.0% (f)
Cintas Corp. No. 2 6.15%, 8/15/2036	2,000	2,483
TOYS/GAMES/HOBBIES — 0.0% (f)
Mattel, Inc.:
5.45%, 11/1/2041	3,000	2,231
6.75%, 12/31/2025 (a)	24,000	23,612
		25,843
TRANSPORTATION — 0.8%
AP Moller - Maersk A/S 3.75%, 9/22/2024 (a)	25,000	24,826
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	25,929
4.80%, 9/15/2035	50,000	54,889
CSX Corp.:
4.25%, 11/1/2066	4,000	3,714
4.40%, 3/1/2043	25,000	25,416
6.22%, 4/30/2040	25,000	30,966
FedEx Corp.:
3.90%, 2/1/2035	25,000	23,569
4.55%, 4/1/2046	25,000	24,067
4.90%, 1/15/2034	50,000	53,638
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	20,595
Kansas City Southern:
3.13%, 6/1/2026	30,000	28,874

See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 5/15/2043	$6,000	$5,860
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,803
3.94%, 11/1/2047	31,000	30,223
4.80%, 8/15/2043	39,000	41,609
Ryder System, Inc. Series MTN, 2.50%, 9/1/2022	8,000	7,833
Union Pacific Corp. 4.05%, 3/1/2046	35,000	34,355
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	75,000	76,445
		522,611
TRUCKING & LEASING — 0.7%
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	130,000	132,272
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	35,000	35,598
GATX Corp.:
3.90%, 3/30/2023	25,000	25,470
4.75%, 6/15/2022	35,000	36,707
Park Aerospace Holdings, Ltd.:
5.25%, 8/15/2022 (a)	100,000	102,498
5.50%, 2/15/2024 (a)	100,000	103,964
Penske Truck Leasing Co. L.P./PTL Finance Corp. 3.38%, 2/1/2022 (a)	5,000	5,020
		441,529
TOTAL CORPORATE BONDS & NOTES (Cost $61,875,803)		61,770,592
Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	47,446	47,446
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,123,775	$1,123,775
TOTAL SHORT-TERM INVESTMENTS (Cost $1,171,221)		1,171,221
TOTAL INVESTMENTS — 93.3% (Cost $63,047,024)		62,941,813
OTHER ASSETS IN EXCESS OF LIABILITIES — 6.7%		4,554,725
NET ASSETS — 100.0%		$67,496,538
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 35.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2019.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	Investment of cash collateral for securities loaned.
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$61,770,592	$—	$61,770,592
Short-Term Investments	1,171,221	—	—	1,171,221
TOTAL INVESTMENTS	$1,171,221	$61,770,592	$—	$62,941,813
See accompanying notes to schedules of investments.

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	309,360	$309,360	$5,440,260	$5,702,174	$—	$—	47,446	$47,446	$5,959	$—
State Street Navigator Securities Lending Government Money Market Portfolio	948,118	948,118	7,936,343	7,760,686	—	—	1,123,775	1,123,775	6,713	—
Total		$1,257,478	$13,376,603	$13,462,860	$—	$—		$1,171,221	$12,672	$—
See accompanying notes to schedules of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.4%
AUSTRALIA — 3.5%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	1,899,432	$1,399,159
Series 50CI, 1.00%, 2/21/2050	AUD	1,721,930	1,315,795
Series 22CI, 1.25%, 2/21/2022	AUD	3,100,630	2,268,171
Series 40CI, 1.25%, 8/21/2040	AUD	1,816,280	1,456,967
Series 35CI, 2.00%, 8/21/2035	AUD	1,336,080	1,171,513
Series 30CI, 2.50%, 9/20/2030	AUD	2,438,842	2,145,697
Series 25CI, 3.00%, 9/20/2025	AUD	4,180,942	3,491,831
Series 20CI, 4.00%, 8/20/2020	AUD	2,985,980	2,229,364
			15,478,497
BRAZIL — 10.7%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2020	BRL	9,813,578	2,633,817
Series NTNB, 6.00%, 5/15/2021	BRL	11,808,646	3,213,556
Series NTNB, 6.00%, 8/15/2022	BRL	27,782,234	7,662,969
Series NTNB, 6.00%, 5/15/2023	BRL	16,021,461	4,441,830
Series NTNB, 6.00%, 8/15/2024	BRL	12,609,165	3,526,626
Series NTNB, 6.00%, 8/15/2026	BRL	9,255,426	2,640,993
Series NTNB, 6.00%, 8/15/2030	BRL	6,351,137	1,874,709
Series NTNB, 6.00%, 5/15/2035	BRL	13,245,710	4,005,985
Series NTNB, 6.00%, 8/15/2040	BRL	10,691,548	3,328,014
Series NTNB, 6.00%, 5/15/2045	BRL	15,606,562	4,869,857
Series NTNB, 6.00%, 8/15/2050	BRL	24,096,021	7,647,290
Series NTNB, 6.00%, 5/15/2055	BRL	5,872,408	1,885,343
			47,730,989
CANADA — 4.6%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	1,130,701	856,826
Series CPI, 1.25%, 12/1/2047	CAD	2,979,818	2,711,178
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	3,137,590	$2,934,062
Series CPI, 2.00%, 12/1/2041	CAD	2,798,750	2,784,337
Series CPI, 3.00%, 12/1/2036	CAD	2,698,030	2,915,072
Series CPI, 4.00%, 12/1/2031	CAD	2,945,770	3,233,456
Series CPI, 4.25%, 12/1/2021	CAD	2,999,052	2,490,249
Series CPI, 4.25%, 12/1/2026	CAD	2,669,566	2,636,095
			20,561,275
CHILE — 4.3%
Bonos de la Tesoreria de la Republica:
1.30%, 3/1/2023	CLP	551,315,200	825,480
1.50%, 3/1/2021	CLP	1,488,551,040	2,220,000
1.50%, 3/1/2026	CLP	2,039,866,240	3,083,497
1.90%, 9/1/2030	CLP	634,012,480	992,959
2.00%, 3/1/2035	CLP	1,984,734,720	3,161,413
Series 30YR, 3.00%, 1/1/2040	CLP	385,920,640	719,619
Series 30YR, 3.00%, 1/1/2042	CLP	358,354,880	674,998
Series 30YR, 3.00%, 1/1/2044	CLP	2,191,477,920	4,193,533
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 2/1/2021	CLP	551,315,200	844,113
Series 10YR, 3.00%, 3/1/2022	CLP	303,223,360	474,113
Series 10YR, 3.00%, 3/1/2023	CLP	385,920,640	615,424
Series 20YR, 3.00%, 5/1/2028	CLP	110,263,040	187,849
Series 20YR, 3.00%, 2/1/2031	CLP	385,920,640	674,059
Series 30YR, 3.00%, 2/1/2041	CLP	303,223,360	567,857
			19,234,914
COLOMBIA — 3.1%
Colombian TES:
Series UVR, 3.00%, 3/25/2033	COP	4,223,078,400	1,239,882
Series UVR, 3.30%, 3/17/2027	COP	5,041,299,840	1,608,031
Series UVR, 3.50%, 3/10/2021	COP	8,023,848,960	2,593,005
Series UVR, 3.50%, 5/7/2025	COP	4,803,751,680	1,566,255
3.75%, 6/16/2049	COP	1,320,196,000	410,767
Series UVR, 4.75%, 2/23/2023	COP	11,165,247,520	3,798,680

See accompanying notes to schedules of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series UVR, 4.75%, 4/4/2035	COP	7,377,190,080	$2,622,042
			13,838,662
FRANCE — 11.7%
French Republic Government Bond OAT:
Series OATE, 0.10%, 3/1/2021	EUR	1,564,803	1,825,738
Series OATI, 0.10%, 7/25/2021	EUR	871,088	1,015,172
Series OATI, 0.10%, 3/1/2025	EUR	2,004,548	2,404,761
Series OATI, 0.10%, 3/1/2028	EUR	1,498,617	1,817,508
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,412,300	1,733,439
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,791,580	2,180,656
Series OATE, 0.25%, 7/25/2024	EUR	3,256,009	3,990,900
Series OATE, 0.70%, 7/25/2030 (a)	EUR	2,082,955	2,744,870
Series OATE, 1.10%, 7/25/2022	EUR	3,393,765	4,173,467
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,703,417	2,835,932
Series OATE, 1.85%, 7/25/2027	EUR	5,263,392	7,423,550
Series OATI, 2.10%, 7/25/2023	EUR	3,383,970	4,361,285
Series OATE, 2.25%, 7/25/2020	EUR	4,969,227	5,932,891
Series OATE, 3.15%, 7/25/2032	EUR	4,686,073	8,084,689
Series OATI, 3.40%, 7/25/2029	EUR	938,722	1,528,152
			52,053,010
GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,807,678	4,567,336
Series I/L, 0.10%, 4/15/2026	EUR	4,021,116	5,003,915
Series I/L, 0.10%, 4/15/2046	EUR	1,801,812	2,594,507
Series I/L, 0.50%, 4/15/2030	EUR	2,979,909	3,994,744
Series I/L, 1.75%, 4/15/2020	EUR	3,955,600	4,593,846
			20,754,348
ISRAEL — 4.6%
Israel Government Bond - CPI Linked:
Security Description		Principal Amount	Value
Series 1020, 0.10%, 10/30/2020	ILS	6,184,922	$1,742,872
0.75%, 10/31/2025	ILS	5,526,991	1,629,752
Series 0527, 0.75%, 5/31/2027	ILS	5,863,852	1,723,767
1.00%, 5/31/2045	ILS	4,843,005	1,198,204
1.75%, 9/29/2023	ILS	5,995,148	1,831,853
Series 0922, 2.75%, 9/30/2022	ILS	6,323,702	1,967,918
Series 0841, 2.75%, 8/30/2041	ILS	7,389,653	2,654,667
Series 0536, 4.00%, 5/30/2036	ILS	7,553,951	3,124,409
Israel Government Bond - Galil:
Series 5903, 4.00%, 7/30/2021	ILS	9,562,571	2,959,717
Series 5904, 4.00%, 7/31/2024	ILS	5,560,723	1,905,712
			20,738,871
ITALY — 4.7%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,561,415	1,749,166
Series CPI, 0.10%, 5/15/2023	EUR	605,982	666,935
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,536,975	1,597,189
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,663,100	2,914,372
Series CPI, 2.10%, 9/15/2021 (a)	EUR	2,533,810	3,024,162
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,340,105	1,618,093
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,747,392	2,097,629
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,315,086	1,553,001
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,810,640	3,433,803
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,930,881	2,446,771
			21,101,121
JAPAN — 4.7%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	115,995,000	1,076,186
Series 18, 0.10%, 3/10/2024	JPY	193,565,700	1,802,958
Series 19, 0.10%, 9/10/2024	JPY	284,091,000	2,650,284
Series 20, 0.10%, 3/10/2025	JPY	490,292,000	4,574,021

See accompanying notes to schedules of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 21, 0.10%, 3/10/2026	JPY	413,797,570	$3,886,934
Series 22, 0.10%, 3/10/2027	JPY	471,826,200	4,448,428
Series 23, 0.10%, 3/10/2028	JPY	249,381,280	2,350,247
			20,789,058
MEXICO — 4.5%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	48,707,686	2,360,895
Series S, 2.50%, 12/10/2020	MXN	59,632,482	3,000,946
Series S, 4.00%, 11/30/2028	MXN	36,624,674	1,903,916
Series S, 4.00%, 11/15/2040	MXN	73,874,413	3,740,241
Series S, 4.00%, 11/8/2046	MXN	65,423,562	3,300,977
Series S, 4.50%, 12/4/2025	MXN	70,995,120	3,797,447
Series S, 4.50%, 11/22/2035	MXN	37,188,130	2,023,985
			20,128,407
NEW ZEALAND — 1.4%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	2,379,080	1,763,225
Series 0935, 2.50%, 9/20/2035	NZD	1,598,780	1,331,707
Series 0940, 2.50%, 9/20/2040	NZD	1,618,975	1,384,895
Series 0930, 3.00%, 9/20/2030	NZD	2,336,742	1,962,648
			6,442,475
SOUTH AFRICA — 3.7%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	10,933,440	666,763
Series 2033, 1.88%, 2/28/2033	ZAR	14,237,172	829,761
Series 2025, 2.00%, 1/31/2025	ZAR	21,942,726	1,424,281
Series 2038, 2.25%, 1/31/2038	ZAR	24,382,053	1,434,604
Series 2046, 2.50%, 3/31/2046	ZAR	21,518,266	1,253,742
Series 2050, 2.50%, 12/31/2050	ZAR	34,497,740	1,967,953
Series R210, 2.60%, 3/31/2028	ZAR	31,560,491	2,073,305
Series R212, 2.75%, 1/31/2022	ZAR	12,517,580	860,632
Security Description		Principal Amount	Value
Series R202, 3.45%, 12/7/2033	ZAR	37,013,743	$2,605,138
Series R197, 5.50%, 12/7/2023	ZAR	45,758,223	3,494,056
			16,610,235
SOUTH KOREA — 0.6%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,905,485,600	1,728,664
Series 2106, 1.50%, 6/10/2021	KRW	1,006,227,440	912,681
			2,641,345
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,299,469	1,538,897
0.30%, 11/30/2021	EUR	2,159,730	2,546,834
0.55%, 11/30/2019 (a)	EUR	96	111
0.65%, 11/30/2027 (a)	EUR	3,271,552	3,978,538
0.70%, 11/30/2033 (a)	EUR	2,014,680	2,386,463
1.00%, 11/30/2030 (a)	EUR	3,508,165	4,388,477
1.80%, 11/30/2024 (a)	EUR	4,396,202	5,700,927
			20,540,247
SWEDEN — 2.6%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	7,909,039	979,107
Series 3113, 0.13%, 12/1/2027	SEK	5,166,148	647,845
Series 3111, 0.13%, 6/1/2032 (a)	SEK	9,043,062	1,181,974
Series 3108, 0.25%, 6/1/2022 (a)	SEK	15,415,296	1,812,021
Series 3109, 1.00%, 6/1/2025 (a)	SEK	7,390,375	951,270
Series 3104, 3.50%, 12/1/2028 (a)	SEK	18,088,348	2,992,003
Series 3102, 4.00%, 12/1/2020 (a)	SEK	24,070,308	2,898,528
			11,462,748
TURKEY — 3.7%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	5,000,642	788,323
Series CPI, 2.00%, 10/26/2022	TRY	9,713,790	1,600,098
Series CPI, 2.00%, 9/18/2024	TRY	9,450,482	1,497,837
Series CPI, 2.00%, 4/16/2025	TRY	8,996,599	1,405,733
Series CPI, 2.40%, 5/8/2024	TRY	7,917,212	1,298,395

See accompanying notes to schedules of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.70%, 1/14/2026	TRY	11,063,088	$1,841,130
Series CPI, 2.80%, 11/8/2023	TRY	4,188,100	704,077
Series CPI, 2.90%, 7/7/2027	TRY	6,417,656	1,046,145
Series CPI, 2.90%, 1/12/2028	TRY	1,228,397	202,746
Series CPI, 3.00%, 1/6/2021	TRY	6,109,351	1,060,600
Series CPI, 3.00%, 7/21/2021	TRY	1,252,458	216,203
Series CPI, 3.00%, 2/23/2022	TRY	8,906,723	1,529,339
Series CPI, 3.00%, 8/2/2023	TRY	2,433,306	413,634
Series CPI, 3.30%, 6/28/2028	TRY	5,774,309	987,855
Series CPI, 4.00%, 4/1/2020	TRY	10,052,585	1,770,836
			16,362,951
UNITED KINGDOM — 21.8%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,527,369	2,263,061
Series 3MO, 0.13%, 3/22/2026	GBP	1,512,756	2,344,759
Series 3MO, 0.13%, 8/10/2028	GBP	527,171	863,251
Series 3MO, 0.13%, 3/22/2029	GBP	1,550,029	2,558,215
Series 3MO, 0.13%, 11/22/2036	GBP	1,034,259	1,961,727
Series 3MO, 0.13%, 8/10/2041	GBP	505,410	1,034,996
Series 3MO, 0.13%, 3/22/2044	GBP	2,072,721	4,396,730
Series 3MO, 0.13%, 3/22/2046	GBP	1,756,992	3,842,131
Series 3MO, 0.13%, 8/10/2048	GBP	891,097	2,033,338
Series 3MO, 0.13%, 11/22/2056	GBP	603,821	1,590,992
Series 3MO, 0.13%, 3/22/2058	GBP	1,377,319	3,692,143
Series 3MO, 0.13%, 11/22/2065	GBP	923,925	2,859,311
Series 3MO, 0.13%, 3/22/2068	GBP	1,587,180	5,181,753
Series 3MO, 0.25%, 3/22/2052	GBP	1,754,295	4,399,510
Series 3MO, 0.38%, 3/22/2062	GBP	1,086,304	3,351,882
Series 3MO, 0.50%, 3/22/2050	GBP	1,658,175	4,236,975
Security Description		Principal Amount	Value
Series 3MO, 0.63%, 3/22/2040	GBP	2,255,282	$4,892,895
Series 3MO, 0.63%, 11/22/2042	GBP	1,652,159	3,787,138
Series 3MO, 0.75%, 3/22/2034	GBP	1,541,981	3,010,865
Series 3MO, 0.75%, 11/22/2047	GBP	1,941,577	4,984,400
Series 3MO, 1.13%, 11/22/2037	GBP	1,987,617	4,438,865
Series 3MO, 1.25%, 11/22/2027	GBP	2,406,834	4,229,326
Series 3MO, 1.25%, 11/22/2032	GBP	1,759,886	3,539,678
Series 3MO, 1.25%, 11/22/2055	GBP	1,546,504	5,184,093
Series 3MO, 1.88%, 11/22/2022	GBP	2,477,664	3,792,608
Series 8MO, 2.00%, 1/26/2035	GBP	1,434,476	3,248,826
Series 8MO, 2.50%, 4/16/2020	GBP	3,082,958	4,238,375
Series 8MO, 2.50%, 7/17/2024	GBP	1,238,431	2,040,901
Series 8MO, 4.13%, 7/22/2030	GBP	1,537,809	3,608,118
			97,606,862
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $436,268,632)			444,076,015
TOTAL INVESTMENTS — 99.4% (Cost $436,268,632)			444,076,015
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			2,589,091
NET ASSETS — 100.0%			$446,665,106
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.6% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CLP—	Chilean Peso
COP—	Colombian Peso
EUR—	Euro
GBP—	British Pound
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
NZD—	New Zealand Dollar
SEK—	Swedish Krona
TRY—	Turkish New Lira
ZAR—	South African Rand

See accompanying notes to schedules of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$444,076,015	$—	$444,076,015
TOTAL INVESTMENTS	$—	$444,076,015	$—	$444,076,015
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$24,734,600	$24,734,600	$—	$—	—	$—	$4,811	$—
See accompanying notes to schedules of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	555,616	$25,586,117
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	741,895	26,685,963
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (a)(b)	538,938	26,558,865
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	783,780	26,781,762
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $103,981,556)		105,612,707
SHORT-TERM INVESTMENTS — 35.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	200,266	200,266
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	37,518,879	37,518,879
TOTAL SHORT-TERM INVESTMENTS (Cost $37,719,145)		$37,719,145
TOTAL INVESTMENTS—135.4% (Cost $141,700,701)		143,331,852
LIABILITIES IN EXCESS OF OTHER ASSETS—(35.4)%		(37,501,531)
NET ASSETS—100.0%		$105,830,321

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$105,612,707	$—	$—	$105,612,707
Short-Term Investments	37,719,145	—	—	37,719,145
TOTAL INVESTMENTS	$143,331,852	$—	$—	$143,331,852
See accompanying notes to schedules of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Blackstone / GSO Senior Loan ETF	795,056	$37,343,780	$708,771	$11,731,703	$(277,483)	$(457,248)	555,616	$25,586,117	$1,261,380	$—
SPDR Bloomberg Barclays Convertible Securities ETF	696,541	36,930,604	510,117	35,894,646	229,369	(1,775,444)	—	—	278,479	—
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	37,151,558	10,209,491	(360,514)	104,410	741,895	26,685,963	1,070,049	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	789,976	24,718,349	—	24,660,546	(441,126)	383,323	—	—	3,655	—
SPDR FTSE International Government Inflation-Protected Bond ETF	684,874	37,147,566	146,493	35,966,339	(4,527,198)	3,199,478	—	—	327,970	—
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	—	—	34,457,238	9,209,505	138,185	1,172,947	538,938	26,558,865	292,198	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	31,517,598	5,767,763	32,397	999,530	783,780	26,781,762	236,732	—
SPDR Wells Fargo Preferred Stock ETF	287,000	12,475,890	26,003,200	35,522,815	(2,956,993)	718	—	—	889,261	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	78,812	78,812	980,144	858,690	—	—	200,266	200,266	2,625	—
State Street Navigator Securities Lending Government Money Market Portfolio	17,313,325	17,313,325	508,295,720	488,090,166	—	—	37,518,879	37,518,879	303,326	—
Total		$166,008,326	$639,770,839	$657,911,664	$(8,163,363)	$3,627,714		$143,331,852	$4,665,675	$—
See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.8%
ALABAMA — 0.9%
Alabama Federal Aid Highway Finance Authority Series A, 5.00%, 9/1/2025	$300,000	$359,925
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	775,000	905,959
5.00%, 9/1/2027	485,000	565,044
Series A, 5.00%, 9/1/2020	50,000	52,424
Series A, 5.00%, 9/1/2024	100,000	117,350
Series A, 5.00%, 9/1/2030	190,000	231,842
Series A, 5.00%, 9/1/2033	1,025,000	1,211,950
Series A, 5.00%, 9/1/2036	1,615,000	1,913,149
Series B, 5.00%, 9/1/2025	465,000	557,884
Series B, 5.00%, 9/1/2026	335,000	410,030
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2023	150,000	168,929
Series A, 5.00%, 2/1/2025	285,000	328,465
Series B, 5.00%, 1/1/2022	245,000	267,655
Series B, 5.00%, 1/1/2024	85,000	98,014
Series B, 5.00%, 1/1/2025	495,000	577,239
Series B, 5.00%, 1/1/2026	170,000	197,780
Series C, 5.00%, 9/1/2019	120,000	121,704
Series C, 5.00%, 9/1/2020	125,000	131,024
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	100,000	101,144
Series A, 5.00%, 8/1/2024	135,000	157,885
Series A, 5.00%, 8/1/2025	175,000	204,545
Series C, 5.00%, 8/1/2027	110,000	133,979
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	326,868
Series A, 4.00%, 6/1/2041	1,775,000	1,881,944
Series A, 5.00%, 6/1/2027	195,000	236,009
Series A, 5.00%, 6/1/2028	260,000	313,110
Series A, 5.00%, 6/1/2037	2,310,000	2,766,109
Series A, 5.00%, 6/1/2038	1,455,000	1,736,994
Series A, 5.00%, 6/1/2043	2,000,000	2,361,900
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	110,613
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	249,500
Series A, 4.00%, 1/1/2038	145,000	153,496
Series A, 5.00%, 1/1/2028	125,000	151,945
Series A, 5.00%, 1/1/2032	100,000	118,594
Series A, 5.00%, 1/1/2042	255,000	285,427
Series B, 3.00%, 1/1/2043	165,000	155,968
Series B, 4.00%, 1/1/2036	250,000	265,462
Series B, 5.00%, 1/1/2030	750,000	896,077
Series B, 5.00%, 1/1/2036	1,000,000	1,163,170
Series B, 5.00%, 1/1/2043	1,585,000	1,810,213
Security Description	Principal Amount	Value
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	$315,000	$361,488
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	135,000	150,792
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	255,000	291,740
University of Alabama, AL, General Revenue:
Series B, 3.00%, 7/1/2034	1,050,000	1,053,192
Series B, 5.00%, 7/1/2025	120,000	138,956
		25,793,487
ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	103,968
Series B, 5.00%, 8/1/2026	245,000	290,122
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	255,000	258,664
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	294,833
Series B, 5.00%, 5/1/2037	500,000	587,565
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	265,000	267,239
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	254,087
		2,056,478
ARIZONA — 2.0%
Arizona School Facilities Board Series A, 5.00%, 9/1/2020	150,000	157,208
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	383,468
5.00%, 6/1/2027	2,280,000	2,762,904
5.00%, 6/1/2028	205,000	247,484
5.00%, 6/1/2029	420,000	504,928
5.00%, 6/1/2032	385,000	454,111
5.00%, 6/1/2033	270,000	318,146
5.00%, 6/1/2038	230,000	267,032
Arizona, Salt River Project Agricultural Improvement & Power District:
Series A, 5.00%, 1/1/2021	190,000	201,387
Series A, 5.00%, 1/1/2027	400,000	492,628
Series A, 5.00%, 1/1/2029	575,000	701,776
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A, 5.00%, 1/1/2020	260,000	266,750
Series A, 5.00%, 12/1/2034	300,000	347,310

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2036	$510,000	$587,336
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2022	200,000	218,608
Arizona, State:
5.00%, 9/1/2022	100,000	111,102
5.00%, 10/1/2022	145,000	161,473
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2020	250,000	260,765
5.00%, 7/1/2024	120,000	140,398
5.00%, 7/1/2025	320,000	372,931
5.00%, 7/1/2026	540,000	627,820
5.00%, 7/1/2027	310,000	376,495
5.00%, 7/1/2028	395,000	477,235
5.00%, 7/1/2031	350,000	400,687
5.00%, 7/1/2035	5,000,000	5,881,100
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	210,000	219,043
5.00%, 7/1/2022	130,000	144,196
5.00%, 7/1/2023	415,000	473,361
5.00%, 7/1/2024	125,000	146,248
Arizona, State University Revenue:
Series B, 5.00%, 7/1/2022	390,000	432,327
Series B, 5.00%, 7/1/2041	200,000	226,498
Series B, 5.00%, 7/1/2042	2,990,000	3,494,503
Series C, 5.00%, 7/1/2042	390,000	450,243
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	200,000	238,802
5.00%, 7/1/2026	150,000	182,555
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	176,564
Chandler, AZ, General Obligation:
4.00%, 7/1/2021	125,000	131,830
5.00%, 7/1/2026	175,000	203,938
Maricopa County, AZ, Special Health Care District, General Obligation 4.00%, 7/1/2038	430,000	458,350
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	261,837
5.00%, 7/1/2024	225,000	262,629
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation 5.00%, 7/1/2030	510,000	619,186
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	2,625,000	3,108,184
Security Description	Principal Amount	Value
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	$70,000	$73,014
5.00%, 7/1/2024	160,000	186,758
5.00%, 7/1/2026	100,000	121,931
5.00%, 7/1/2029	455,000	547,388
Series A, 5.00%, 7/1/2025	145,000	173,226
Series A, 5.00%, 7/1/2026	235,000	279,655
Series A, 5.00%, 7/1/2037	390,000	467,505
Series B, 5.00%, 7/1/2020	550,000	573,682
Series B, 5.00%, 7/1/2021	100,000	107,665
Series B, 5.00%, 7/1/2024	3,145,000	3,672,700
Series B, 5.00%, 7/1/2026	6,715,000	8,182,740
Series B, 5.00%, 7/1/2027	1,420,000	1,642,954
Series B, 5.00%, 7/1/2037	500,000	588,900
Phoenix, AZ, General Obligation:
4.00%, 7/1/2022	355,000	382,566
4.00%, 7/1/2026	460,000	528,365
5.00%, 7/1/2025	205,000	245,309
5.00%, 7/1/2026	300,000	365,337
5.00%, 7/1/2027	5,150,000	6,274,193
Pima County, AZ, Sewer System Revenue 5.00%, 7/1/2023	2,835,000	3,227,421
Pima County, Regional Transportation Authority Revenue:
5.00%, 6/1/2022	100,000	110,521
5.00%, 6/1/2025	385,000	435,512
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	242,346
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	117,352
Regional, CO, Public Transportation Authority Revenue 5.25%, 7/1/2021	110,000	118,909
Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2024	170,000	196,282
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	177,891
4.00%, 7/1/2019	215,000	216,316
4.00%, 7/1/2024	200,000	223,758
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	564,970
		57,996,542

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ARKANSAS — 0.2%
Arkansas, State General Obligation:
5.00%, 4/1/2021	$175,000	$186,863
5.00%, 10/1/2021	275,000	298,205
5.00%, 4/1/2024	165,000	191,544
5.00%, 4/1/2026	270,000	315,608
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,141,943
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	244,805
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	365,263
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	245,021
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	551,131
		4,540,383
CALIFORNIA — 17.5%
Alameda County, CA, Joint Powers Authority Revenue:
Series A, 5.00%, 12/1/2030	135,000	153,973
Series A, 5.00%, 12/1/2031	150,000	170,579
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	570,475
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	1,695,000	1,839,329
5.00%, 10/1/2032	590,000	639,483
5.00%, 10/1/2036	395,000	425,806
5.00%, 10/1/2041	1,300,000	1,396,356
Anaheim, Public Financing Authority Revenue:
Series A, 5.00%, 5/1/2031	540,000	614,428
Series A, 5.00%, 5/1/2034	245,000	275,907
Series A, 5.00%, 5/1/2039	2,870,000	3,195,314
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,531,747
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	369,869
3.25%, 8/1/2037	240,000	241,639
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	182,571
Series A, 5.00%, 9/15/2029	2,750,000	3,279,870
Series A, 5.00%, 9/15/2031	1,000,000	1,049,290
Series A, 5.00%, 9/15/2032	2,100,000	2,202,564
Security Description	Principal Amount	Value
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2020	$100,000	$104,863
California Educational Facilities Authority Revenue 5.00%, 9/1/2040	1,325,000	1,518,662
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	350,000	352,947
2.13%, 4/1/2053 (a)	575,000	578,651
5.00%, 4/1/2024	250,000	293,763
Series A, 2.63%, 4/1/2045 (a)	13,510,000	14,128,623
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	132,031
Series A, 2.95%, 4/1/2047 (a)	1,225,000	1,289,974
Series C, 1.38%, 4/1/2053 (a)	1,400,000	1,395,800
California, Bay Area Water Supply & Conservation Agency Revenue Series A, 4.00%, 10/1/2019	120,000	121,625
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	360,874
5.00%, 10/1/2026	300,000	371,977
5.00%, 10/1/2027	295,000	363,118
5.00%, 10/1/2028	490,000	600,549
5.00%, 10/1/2029	115,000	146,512
5.00%, 10/1/2031	410,000	500,967
5.00%, 10/1/2032	3,470,000	4,152,687
5.00%, 10/1/2033	3,810,000	4,532,909
5.00%, 10/1/2034	2,400,000	2,844,120
5.00%, 10/1/2035	2,225,000	2,629,616
Series A, 5.00%, 10/1/2041	400,000	467,536
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,114,657
Series A, 4.00%, 10/1/2040	4,000,000	4,204,640
Series A, 5.00%, 10/1/2025	145,000	175,873
Series A, 5.00%, 6/1/2042	250,000	290,848
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	100,000	109,417
Series AS, 5.00%, 12/1/2024	335,000	401,012
Series AW, 4.00%, 12/1/2020	2,790,000	2,910,249
Series AW, 5.00%, 12/1/2028	330,000	411,005
Series AW, 5.00%, 12/1/2029	285,000	352,115
Series AW, 5.00%, 12/1/2032	255,000	309,639
Series AX, 5.00%, 12/1/2019	345,000	353,311
Series AX, 5.00%, 12/1/2029	300,000	376,458

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	$120,000	$139,844
Series AS, 5.00%, 12/1/2026	220,000	261,635
Series AS, 5.00%, 12/1/2029	205,000	241,599
Series AX, 5.00%, 12/1/2032	100,000	123,276
Series O, 5.00%, 5/1/2021	355,000	381,316
Series O, 5.00%, 5/1/2022	575,000	637,094
California, State General Obligation:
3.00%, 12/1/2019	100,000	101,066
3.00%, 10/1/2027	100,000	104,914
3.25%, 3/1/2032	250,000	257,353
3.50%, 8/1/2027	175,000	194,752
3.75%, 12/1/2035	280,000	288,330
4.00%, 5/1/2023	225,000	246,645
4.00%, 11/1/2023	160,000	177,061
4.00%, 10/1/2024	250,000	280,720
4.00%, 9/1/2025	250,000	284,480
4.00%, 12/1/2032	305,000	325,383
4.00%, 8/1/2033	205,000	224,973
4.00%, 9/1/2033	1,035,000	1,137,330
4.00%, 11/1/2036	30,000	32,876
4.00%, 11/1/2044	210,000	220,345
4.50%, 8/1/2020	3,000,000	3,121,320
5.00%, 10/1/2019	200,000	203,576
5.00%, 11/1/2019	160,000	163,336
5.00%, 8/1/2020	1,215,000	1,272,105
5.00%, 9/1/2020	150,000	157,488
5.00%, 11/1/2020	1,285,000	1,356,420
5.00%, 8/1/2021	2,000,000	2,160,240
5.00%, 9/1/2021	3,415,000	3,698,069
5.00%, 12/1/2021	280,000	305,522
5.00%, 8/1/2022	375,000	417,341
5.00%, 9/1/2022	2,025,000	2,259,111
5.00%, 10/1/2022	2,845,000	3,181,592
5.00%, 11/1/2022	110,000	123,308
5.00%, 3/1/2023	300,000	339,126
5.00%, 8/1/2023	600,000	685,890
5.00%, 9/1/2023	545,000	624,385
5.00%, 10/1/2023	640,000	734,835
5.00%, 11/1/2023	3,745,000	4,306,519
5.00%, 3/1/2024	1,920,000	2,225,222
5.00%, 8/1/2024	4,260,000	4,986,926
5.00%, 9/1/2024	720,000	844,510
5.00%, 12/1/2024	650,000	747,630
5.00%, 3/1/2025	435,000	515,549
5.00%, 8/1/2025	455,000	544,275
5.00%, 9/1/2025	235,000	281,624
5.00%, 10/1/2025	420,000	492,148
5.00%, 12/1/2025	625,000	718,046
5.00%, 3/1/2026	1,345,000	1,589,077
5.00%, 8/1/2026	2,990,000	3,637,743
5.00%, 9/1/2026	1,170,000	1,429,307
Security Description	Principal Amount	Value
5.00%, 10/1/2026	$1,455,000	$1,741,561
5.00%, 11/1/2026	320,000	370,132
5.00%, 12/1/2026	200,000	229,362
5.00%, 8/1/2027	5,070,000	6,079,690
5.00%, 9/1/2027	165,000	178,309
5.00%, 10/1/2027	170,000	205,241
5.00%, 11/1/2027	180,000	224,554
5.00%, 12/1/2027	355,000	406,262
5.00%, 8/1/2028	1,845,000	2,200,265
5.00%, 9/1/2028	2,120,000	2,320,338
5.00%, 10/1/2028	660,000	768,101
5.00%, 8/1/2029	765,000	916,195
5.00%, 9/1/2029	1,705,000	1,869,757
5.00%, 10/1/2029	750,000	877,628
5.00%, 8/1/2030	1,930,000	2,260,126
5.00%, 9/1/2030	1,055,000	1,212,300
5.00%, 11/1/2030	500,000	611,890
5.00%, 5/1/2031	300,000	342,435
5.00%, 9/1/2031	1,915,000	2,258,644
5.00%, 3/1/2032	280,000	322,104
5.00%, 4/1/2032	3,180,000	4,113,871
5.00%, 8/1/2032	2,255,000	2,596,551
5.00%, 10/1/2032	1,295,000	1,487,890
5.00%, 8/1/2033	2,175,000	2,487,656
5.00%, 9/1/2033	50,000	56,174
5.00%, 10/1/2033	570,000	653,710
5.00%, 8/1/2034	2,350,000	2,715,542
5.00%, 9/1/2034	290,000	342,763
5.00%, 10/1/2034	155,000	177,628
5.00%, 8/1/2035	4,430,000	5,161,602
5.00%, 9/1/2035	230,000	271,083
5.00%, 10/1/2035	435,000	508,567
5.00%, 8/1/2036	1,370,000	1,607,558
5.00%, 9/1/2036	1,390,000	1,633,097
5.00%, 10/1/2037	90,000	102,624
5.00%, 10/1/2039	990,000	1,135,080
4.00%, 12/1/2030 (a)	135,000	141,611
Series B, 5.00%, 9/1/2023	2,900,000	3,322,414
Series B, 5.00%, 9/1/2025	100,000	119,840
Series C, 5.00%, 9/1/2032	1,350,000	1,567,768
Series C, 5.00%, 9/1/2034	155,000	179,471
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	177,116
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	110,536
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (b)	100,000	104,901
Cerritos, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2043	250,000	266,350

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2020	$100,000	$104,918
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,111,039
Series A, 4.00%, 8/1/2042	500,000	531,840
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	410,000	488,818
5.00%, 8/1/2033	145,000	170,413
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	314,172
Series B, 5.00%, 3/1/2026	2,400,000	2,956,344
Series B, 5.00%, 3/1/2028	3,000,000	3,762,060
Contra Costa, CA, Water District Revenue Series R, 5.00%, 10/1/2019	160,000	162,981
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	5,000,000	5,784,900
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	161,079
Cupertino, CA, Union School District, General Obligation:
Series B, 4.00%, 8/1/2037	200,000	212,878
Series B, 5.00%, 8/1/2035	175,000	201,268
Series B, 5.00%, 8/1/2036	300,000	344,871
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	3,300,000	3,754,212
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	422,708
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2033	250,000	272,835
Series A, 5.00%, 6/1/2029	350,000	408,488
Series A, 5.00%, 6/1/2032	100,000	114,857
Series A, 5.00%, 6/1/2033	120,000	137,279
Series A, 5.00%, 6/1/2035	760,000	900,671
Series A, 5.00%, 6/1/2037	7,160,000	8,252,544
Series B, 5.00%, 6/1/2022	195,000	217,117
Series B, 5.00%, 6/1/2030	160,000	185,531
Series B, 5.00%, 6/1/2034	100,000	120,947
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	153,151
Security Description	Principal Amount	Value
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	$230,000	$274,376
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,160,910
Series A, 5.00%, 7/1/2045	315,000	364,798
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	464,412
Series C, 5.00%, 3/1/2035	570,000	672,794
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	100,003
Emeryville, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	100,000	114,843
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	760,724
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	124,919
Series A, 5.00%, 10/1/2029	100,000	124,021
Series A, 5.00%, 10/1/2031	340,000	413,246
Series A, 5.00%, 10/1/2032	250,000	302,783
Foothill-De Anza Community College District, General Obligation:
2.13%, 8/1/2040 (a)	2,570,000	2,475,450
5.00%, 8/1/2027	230,000	277,272
5.00%, 8/1/2028	140,000	167,934
5.00%, 8/1/2035	1,005,000	1,162,584
Fremont, CA, Union High School District, General Obligation 5.00%, 8/1/2022	175,000	196,032
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2021	340,000	368,791
Grossmont-Cuyamaca, CA, Community College District General Obligation 4.00%, 8/1/2020	100,000	103,603
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	116,209

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	$230,000	$213,005
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	4,927,216
Long Beach, CA, Harbor Revenue Series A, 5.00%, 12/15/2020	735,000	780,122
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2027	300,000	372,138
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,301,179
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	538,310
5.00%, 8/1/2036	430,000	508,367
Series A, 4.00%, 8/1/2027	250,000	290,200
Series A, 5.00%, 8/1/2021	100,000	108,276
Series A, 5.00%, 8/1/2023	235,000	270,664
Series A, 5.00%, 8/1/2026	215,000	254,218
Series A, 5.00%, 8/1/2028	515,000	603,740
Series A, 5.00%, 8/1/2029	670,000	784,329
Series A, 5.00%, 8/1/2030	3,570,000	4,153,409
Series A, 5.00%, 8/1/2031	3,000,000	3,468,750
Series G, 4.00%, 8/1/2039	350,000	369,187
Series J, 4.00%, 8/1/2025	250,000	288,495
Series J, 4.00%, 8/1/2036	400,000	437,764
Series J, 4.00%, 8/1/2039	480,000	517,982
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	465,000	532,960
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	135,000	141,106
Series A, 5.00%, 7/1/2023	875,000	1,006,609
Series A, 5.00%, 7/1/2024	250,000	295,675
Series A, 5.00%, 7/1/2027	150,000	182,748
Series A, 5.00%, 7/1/2028	250,000	309,850
Series A, 5.00%, 7/1/2030	520,000	607,469
Series A, 5.00%, 7/1/2031	390,000	472,251
Series A, 5.00%, 7/1/2032	715,000	866,572
Series A, 5.00%, 7/1/2034	275,000	315,904
Series A, 5.00%, 7/1/2036	3,000,000	3,555,150
Series A, 5.00%, 7/1/2039	1,420,000	1,611,501
Series A, 5.00%, 7/1/2040	1,670,000	1,916,125
Series B, 5.00%, 7/1/2020	365,000	381,509
Series B, 5.00%, 7/1/2021	140,000	151,444
Series B, 5.00%, 7/1/2025	100,000	121,049
Series B, 5.00%, 7/1/2026	100,000	114,640
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2027	$100,000	$114,373
Series B, 5.00%, 7/1/2028	320,000	387,952
Series B, 5.00%, 7/1/2029	100,000	120,396
Series B, 5.00%, 7/1/2030	105,000	119,211
Series B, 5.00%, 7/1/2032	950,000	1,085,175
Series B, 5.00%, 7/1/2034	555,000	650,871
Series B, 5.00%, 7/1/2036	100,000	116,437
Series B, 5.00%, 7/1/2037	100,000	117,727
Series B, 5.00%, 7/1/2042	230,000	262,828
Series B, 5.00%, 7/1/2043	210,000	233,930
Series C, 5.00%, 7/1/2027	175,000	205,228
Series C, 5.00%, 7/1/2042	595,000	696,834
Series D, 4.00%, 7/1/2023	445,000	493,429
Series D, 5.00%, 7/1/2022	300,000	334,884
Series D, 5.00%, 7/1/2027	100,000	117,273
Series D, 5.00%, 7/1/2029	135,000	157,577
Series D, 5.00%, 7/1/2030	305,000	354,675
Series D, 5.00%, 7/1/2032	180,000	208,141
Series D, 5.00%, 7/1/2033	1,235,000	1,425,252
Series D, 5.00%, 7/1/2039	2,970,000	3,364,238
Series D, 5.00%, 7/1/2044	130,000	146,166
Series E, 5.00%, 7/1/2039	310,000	351,149
Los Angeles, CA, Facilities, Inc. Revenue:
Series A, 5.00%, 12/1/2033	250,000	304,768
Series A, 5.00%, 12/1/2035	1,405,000	1,695,287
Series A, 5.00%, 12/1/2037	350,000	418,449
Series A, 5.00%, 12/1/2038	1,925,000	2,288,979
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	125,000	142,629
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 7/1/2030	7,525,000	8,230,694
Series A, 4.00%, 6/1/2034	110,000	120,802
Series A, 5.00%, 6/1/2020	175,000	182,494
Series A, 5.00%, 6/1/2021	165,000	178,037
Series A, 5.00%, 7/1/2023	325,000	374,319
Series A, 5.00%, 6/1/2026	100,000	123,861
Series A, 5.00%, 6/1/2029	250,000	305,223
Series A, 5.00%, 7/1/2030	100,000	124,053
Series A, 5.00%, 6/1/2033	350,000	416,741
Series A, 5.00%, 6/1/2034	245,000	290,690
Series A, 5.00%, 6/1/2037	405,000	476,021
Series A, 5.00%, 6/1/2038	850,000	995,970
Los Angeles, CA, Public Works Financing Authority Revenue:
Series A, 5.00%, 12/1/2039	715,000	805,419
Series D, 4.00%, 12/1/2034	215,000	234,602
Series D, 4.00%, 12/1/2036	665,000	717,249
Series D, 4.00%, 12/1/2040	325,000	344,406
Series D, 5.00%, 12/1/2028	1,975,000	2,372,785
Series D, 5.00%, 12/1/2029	100,000	119,378
Series D, 5.00%, 12/1/2030	330,000	390,126

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
Series A-LONG BEACH PROJ AREA, 4.00%, 8/1/2040	$220,000	$232,001
Series C, 5.00%, 12/1/2027 (b)	225,000	263,975
Series C, 5.25%, 12/1/2025 (b)	3,505,000	4,188,370
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	119,246
Los Angeles, CA, Solid Waste Resources Revenue:
Series A, 4.00%, 2/1/2032	405,000	456,840
Series A, 5.50%, 2/1/2020	105,000	108,585
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	164,238
Series A, 4.00%, 7/1/2021	185,000	194,855
Series A, 4.00%, 7/1/2040	2,035,000	2,160,397
Series A, 5.00%, 7/1/2020	225,000	234,747
Series A, 5.00%, 7/1/2021	2,685,000	2,887,074
Series A, 5.00%, 7/1/2022	565,000	625,370
Series A, 5.00%, 7/1/2023	3,565,000	4,055,330
Series A, 5.00%, 7/1/2024	310,000	361,165
Series A, 5.00%, 7/1/2025	350,000	416,990
Series A, 5.00%, 7/1/2026	265,000	321,710
Series A, 5.00%, 7/1/2027	270,000	333,696
Series A, 5.00%, 7/1/2028	180,000	193,009
Series A, 5.00%, 7/1/2029	225,000	241,056
Series A, 5.00%, 7/1/2030	385,000	437,690
Series A, 5.00%, 7/1/2031	645,000	690,137
Series A, 5.00%, 7/1/2032	460,000	492,085
Series A, 5.00%, 7/1/2040	970,000	1,107,400
Series B, 3.00%, 7/1/2031	520,000	535,647
Series B, 5.00%, 7/1/2020	100,000	104,332
Series B, 5.00%, 7/1/2021	2,520,000	2,709,655
Series B, 5.00%, 7/1/2022	250,000	276,713
Series B, 5.00%, 7/1/2024	130,000	151,457
Series B, 5.00%, 7/1/2028	250,000	302,613
Series B-1, 5.00%, 7/1/2027	485,000	599,416
Series B-1, 5.00%, 7/1/2029	250,000	310,170
Series B-1, 5.00%, 7/1/2032	300,000	363,729
Series B-1, 5.00%, 7/1/2033	255,000	307,227
Series B-1, 5.00%, 7/1/2034	270,000	323,249
Series B-1, 5.00%, 7/1/2036	1,000,000	1,193,500
Series B-1, 5.00%, 7/1/2037	500,000	595,435
Series C, 5.00%, 7/1/2021	2,530,000	2,720,408
Series C, 5.00%, 7/1/2022	350,000	387,397
Series C, 5.00%, 7/1/2023	155,000	176,319
Series C, 5.00%, 7/1/2024	195,000	227,185
Series C, 5.00%, 7/1/2025	205,000	238,276
Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2026	$300,000	$347,718
Series C, 5.00%, 7/1/2027	635,000	734,625
Series C, 5.00%, 7/1/2030	320,000	368,058
Series D, 5.00%, 7/1/2021	2,700,000	2,903,202
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	292,388
Series B, 5.00%, 6/1/2039	240,000	285,490
Series D, 5.00%, 6/1/2023	1,215,000	1,394,443
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	273,985
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	317,596
Metropolitan Water District of Southern California Revenue:
Series A, 2.25%, 7/1/2024	845,000	876,924
Series A, 2.50%, 7/1/2025	250,000	263,908
Series A, 5.00%, 7/1/2034	140,000	165,822
Series B, 5.00%, 8/1/2023	135,000	155,728
Series B, 5.00%, 8/1/2024	150,000	177,405
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2020	765,000	804,964
5.00%, 9/1/2022	160,000	178,952
5.00%, 9/1/2023	440,000	506,730
5.00%, 9/1/2027	385,000	462,162
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2027	205,000	170,617
Zero Coupon, 8/1/2029	240,000	184,090
Zero Coupon, 8/1/2030	300,000	220,488
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	1,245,000	1,365,728
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	47,628
Zero Coupon, 8/1/2043	5,000,000	1,993,100
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	185,000	193,419
5.00%, 8/1/2022 (b)	350,000	389,760
5.00%, 8/1/2023 (b)	100,000	114,090
5.00%, 8/1/2025	515,000	605,233
5.00%, 8/1/2025 (b)	150,000	176,282
5.00%, 8/1/2027 (b)	330,000	388,892
Series A, 5.00%, 8/1/2030	175,000	201,682
Series A, 5.00%, 8/1/2031	150,000	171,855
Series A, 5.00%, 8/1/2032	150,000	170,997
Series A, 5.00%, 8/1/2040	100,000	112,028

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Oakland, CA, Redevelopment Agency Successor Agency Series TE, 5.00%, 9/1/2035 (b)	$750,000	$862,882
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	145,224
Series A, 5.00%, 2/1/2035	1,955,000	2,247,683
Series A, 5.00%, 2/1/2037	300,000	344,106
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	156,343
Orange County, FL, Sales Tax Revenue:
5.00%, 2/15/2021	2,000,000	2,137,360
5.00%, 2/15/2022	2,000,000	2,207,080
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	410,231
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	146,961
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	116,619
Series A, 5.00%, 8/1/2029	120,000	139,676
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,721,084
Rancho Cucamonga Redevelopment Agency Successor Agency 5.00%, 9/1/2028 (b)	425,000	494,190
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	171,820
Series A, 5.00%, 6/1/2036	4,055,000	4,853,470
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,506,238
Riverside, CA, Electric & Gas Revenue Series A, 5.00%, 10/1/2033	750,000	935,790
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	375,000	430,841
Series A, 5.00%, 12/1/2032	260,000	297,760
Series A, 5.00%, 12/1/2033	690,000	787,380
Series A, 5.00%, 12/1/2034	840,000	954,391
Sacramento, CA, Municipal Utility District, Electricity Revenue:
Security Description	Principal Amount	Value
5.00%, 7/1/2028	$380,000	$453,724
Series D, 5.00%, 8/15/2023	2,740,000	3,160,508
Series E, 5.00%, 8/15/2028	145,000	186,419
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	105,000	109,775
Series F, 5.00%, 8/15/2024	170,000	201,593
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	202,762
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	753,108
5.00%, 10/15/2027	1,065,000	1,287,755
5.00%, 10/15/2028	255,000	306,581
5.00%, 10/15/2029	250,000	298,863
5.00%, 10/15/2031	345,000	408,463
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	229,072
5.00%, 5/15/2023	160,000	183,536
5.00%, 5/15/2027	175,000	210,956
Series A, 4.00%, 5/15/2021	590,000	623,518
Series A, 5.00%, 5/15/2027	320,000	394,403
Series A, 5.00%, 5/15/2029	185,000	225,963
Series A, 5.00%, 5/15/2033	560,000	668,713
Series A, 5.00%, 5/15/2034	3,020,000	3,597,937
Series A, 5.00%, 5/15/2039	100,000	116,815
Series B, 5.00%, 8/1/2022	330,000	369,547
Series B, 5.00%, 8/1/2029	100,000	122,294
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	525,559
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2026	185,000	217,188
Series A, 5.00%, 4/1/2027	270,000	332,103
Series A, 5.00%, 4/1/2028	125,000	145,696
Series A, 5.00%, 4/1/2030	120,000	145,225
Series A, 5.00%, 4/1/2032	145,000	173,350
Series A, 5.00%, 4/1/2033	125,000	148,845
Series A, 5.00%, 4/1/2034	100,000	114,265
Series A, 5.00%, 4/1/2037	375,000	425,175
Series A, 5.00%, 4/1/2039	155,000	174,648
Series A, 5.00%, 4/1/2041	125,000	145,273
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	418,908

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2035	$4,000,000	$4,715,160
Series B, 5.00%, 5/1/2036	100,000	117,392
Series B, 5.00%, 5/1/2037	100,000	117,018
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	247,465
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,204,572
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	108,712
Series A, 5.00%, 9/1/2025	110,000	133,913
San Diego, CA Series A, 5.00%, 10/15/2027	220,000	258,399
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	201,107
4.00%, 8/1/2029	400,000	454,980
5.00%, 8/1/2027	160,000	198,850
5.00%, 8/1/2029	235,000	288,298
5.00%, 8/1/2031	220,000	261,200
5.00%, 8/1/2041	190,000	223,009
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	355,000	382,569
San Diego, CA, Unified School District, General Obligation:
Series F, 5.00%, 7/1/2040	1,725,000	1,973,641
Series F, 5.00%, 7/1/2045	150,000	170,697
Series I, Zero Coupon, 7/1/2036	2,865,000	1,518,908
Series I, Zero Coupon, 7/1/2037	405,000	203,731
Series I, Zero Coupon, 7/1/2039	310,000	140,945
Series R-3, 5.00%, 7/1/2020	150,000	156,842
Series R-3, 5.00%, 7/1/2022	195,000	217,476
Series R-4, 5.00%, 7/1/2024	235,000	277,671
Series R-4, 5.00%, 7/1/2028	250,000	298,013
Series R-5, 5.00%, 7/1/2029	260,000	317,702
Series SENIOR-1, 4.00%, 7/1/2033	100,000	110,087
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C, 5.00%, 8/1/2029	120,000	136,692
Series C, 5.00%, 8/1/2031	110,000	124,317
Series D, 5.00%, 8/1/2029	160,000	191,818
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue Series A, 5.00%, 7/1/2031	70,000	78,089
San Francisco, CA, City & County:
Security Description	Principal Amount	Value
Series A, 4.00%, 4/1/2045	$115,000	$119,086
Series B, 4.00%, 4/1/2038	530,000	564,890
Series B, 5.00%, 4/1/2020	110,000	114,008
Series R1, 4.00%, 9/1/2039	535,000	558,406
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	569,812
Series A, 5.00%, 10/1/2029	100,000	120,128
Series C, 2.13%, 10/1/2048 (a)	3,000,000	3,041,610
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2034	1,990,000	2,135,111
Series A, 4.00%, 6/15/2035	1,350,000	1,441,408
Series A, 5.00%, 6/15/2023	200,000	222,684
Series R1, 4.00%, 6/15/2030	650,000	700,810
Series R1, 5.00%, 6/15/2020	400,000	417,796
Series R1, 5.00%, 6/15/2027	325,000	370,978
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	118,503
5.00%, 11/1/2019	125,000	127,716
5.00%, 11/1/2020	160,000	169,256
5.00%, 11/1/2024	235,000	280,719
5.00%, 11/1/2028	170,000	210,443
5.00%, 11/1/2032	100,000	116,910
5.00%, 11/1/2033	680,000	813,470
5.00%, 11/1/2034	335,000	398,563
Series B, 5.00%, 11/1/2041	1,400,000	1,579,900
Series B, 5.00%, 11/1/2042	350,000	394,306
Series B, 5.00%, 11/1/2043	1,070,000	1,204,135
Series D, 5.00%, 11/1/2033	260,000	316,025
Series D, 5.00%, 11/1/2034	330,000	398,676
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,865,664
San Francisco, CA, Unified School District, General Obligation:
Series B, 5.00%, 6/15/2021	135,000	145,638
Series F&C, 5.00%, 6/15/2028	100,000	117,146
San Joaquin, CA 4.00%, 11/15/2030 (b)	125,000	140,013
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	168,680
Series A, 5.00%, 8/1/2027	270,000	323,692
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	214,643

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	$130,000	$154,708
Series A, 5.00%, 9/1/2028	220,000	257,921
Series C, 5.00%, 9/1/2040	350,000	396,550
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,672,242
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	216,718
5.00%, 8/1/2035	350,000	418,460
5.00%, 8/1/2036	350,000	415,275
Series C, 5.00%, 8/1/2040	150,000	167,934
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	130,000	152,040
5.00%, 9/1/2033	300,000	346,995
5.00%, 9/1/2034	100,000	115,403
Series A, 2.50%, 9/1/2040 (a)	100,000	100,451
San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	280,000	330,464
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	275,903
Series A, 5.00%, 6/1/2029	130,000	154,432
Series A, 5.00%, 6/1/2030	160,000	188,942
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,577,404
Series A, 3.50%, 4/1/2041	600,000	605,892
Series Q, 2.50%, 5/15/2029	140,000	141,539
Series Q, 4.00%, 5/15/2031	1,815,000	1,984,122
Series Q, 4.00%, 5/15/2033	300,000	323,706
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	261,992
Series C, 3.25%, 8/1/2039	150,000	151,940
Series C, 5.00%, 8/1/2030	125,000	155,159
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	249,970
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,549,421
Series A, 5.00%, 8/1/2043	1,750,000	2,093,910
Security Description	Principal Amount	Value
Series D, 5.00%, 8/1/2043	$1,025,000	$1,148,635
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	249,470
5.00%, 7/1/2027	150,000	184,808
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	298,311
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2023	3,725,000	4,020,839
Series A, 5.00%, 7/1/2025	545,000	587,150
Series A, 5.00%, 7/1/2027	130,000	139,485
Series C, 5.00%, 7/1/2027	110,000	130,413
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	125,220
Torrance, CA, Unified School District, General Obligation 5.00%, 8/1/2038	200,000	226,208
University of California Series AK, 5.00%, 5/15/2042	2,065,000	2,412,395
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	251,635
Series A, 3.13%, 11/1/2036	225,000	226,226
Series A, 3.20%, 11/1/2037	270,000	271,790
Series A, 4.00%, 11/1/2035	300,000	324,225
Series A, 4.00%, 11/1/2037	555,000	595,110
Series A, 4.00%, 11/1/2038	1,580,000	1,683,806
Series A, 4.00%, 11/1/2043	430,000	451,466
Series A, 5.00%, 11/1/2020	345,000	364,958
Series A, 5.00%, 11/1/2021	3,180,000	3,470,461
Series A, 5.00%, 11/1/2025	250,000	305,033
Series A, 5.00%, 11/1/2028	120,000	146,414
Series A, 5.00%, 11/1/2029	270,000	314,472
Series A, 5.00%, 11/1/2030	1,970,000	2,280,334
Series A, 5.00%, 11/1/2031	205,000	249,645
Series A, 5.00%, 11/1/2032	120,000	140,402
Series A, 5.00%, 11/1/2033	350,000	400,662
Series A, 5.00%, 11/1/2034	555,000	633,299
Series A, 5.00%, 11/1/2035	5,450,000	6,654,541
Series A, 5.00%, 11/1/2036	265,000	309,642
Series A, 5.00%, 11/1/2037	400,000	461,772
Series A, 5.00%, 11/1/2038	165,000	189,837
Series A, 5.00%, 11/1/2041	1,940,000	2,239,711
Series A, 5.00%, 11/1/2043	220,000	251,691
Series AM, 5.00%, 5/15/2023	130,000	148,898
Series AM, 5.00%, 5/15/2025	250,000	294,020
Series AM, 5.00%, 5/15/2026	450,000	528,507

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series AM, 5.00%, 5/15/2027	$200,000	$234,246
Series AM, 5.00%, 5/15/2028	675,000	788,042
Series AM, 5.00%, 5/15/2029	210,000	243,821
Series AM, 5.25%, 5/15/2030	100,000	116,738
Series AM, 5.25%, 5/15/2031	150,000	174,435
Series AO, 5.00%, 5/15/2021	395,000	425,328
Series AO, 5.00%, 5/15/2025	2,195,000	2,648,838
Series AO, 5.00%, 5/15/2026	110,000	132,601
Series AO, 5.00%, 5/15/2028	425,000	509,294
Series AO, 5.00%, 5/15/2032	100,000	116,956
Series AO, 5.00%, 5/15/2040	110,000	124,977
Series AR, 4.00%, 5/15/2037	570,000	612,488
Series AR, 5.00%, 5/15/2030	580,000	700,849
Series AR, 5.00%, 5/15/2032	120,000	143,351
Series AR, 5.00%, 5/15/2041	495,000	569,814
Series AT, 1.40%, 5/15/2046 (a)	115,000	114,299
Series AY, 4.00%, 5/15/2035	100,000	109,377
Series AZ, 5.00%, 5/15/2043	5,200,000	6,160,076
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,800
Series B-3, 4.00%, 11/1/2051 (a)	350,000	381,783
Series I, 4.00%, 5/15/2045	200,000	209,606
Series I, 5.00%, 5/15/2022	605,000	671,707
Series I, 5.00%, 5/15/2027	145,000	174,133
Series I, 5.00%, 5/15/2028	655,000	782,378
Series I, 5.00%, 5/15/2030	180,000	212,020
Series I, 5.00%, 5/15/2031	335,000	392,911
Series I, 5.00%, 5/15/2032	145,000	169,222
Series K, 4.00%, 5/15/2036	265,000	285,143
Series K, 4.00%, 5/15/2046	315,000	332,051
Series K, 5.00%, 5/15/2031	460,000	551,292
Series K, 5.00%, 5/15/2033	300,000	355,620
Series M, 5.00%, 5/15/2028	100,000	125,022
Series M, 5.00%, 5/15/2030	200,000	245,914
Series M, 5.00%, 5/15/2032	295,000	358,345
Series M, 5.00%, 5/15/2036	250,000	297,405
Series M, 5.00%, 5/15/2042	530,000	617,482
Series O, 4.00%, 5/15/2048	250,000	266,228
Series O, 5.00%, 5/15/2039	2,200,000	2,621,278
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	299,225
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	493,429
Security Description	Principal Amount	Value
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	$275,000	$280,503
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	199,422
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	236,084
Series A, 5.00%, 8/1/2031	295,000	346,663
Series A, 5.00%, 8/1/2035	265,000	307,843
Series A, 5.00%, 8/1/2042	100,000	112,748
West Valley-Mission Community College District, CA, General Obligation:
Series B, 4.00%, 8/1/2034	250,000	271,498
Series C, 4.00%, 8/1/2032	5,000,000	5,578,150
Series C, 4.00%, 8/1/2034	3,065,000	3,362,213
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	232,229
		496,987,334
COLORADO — 2.4%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,376,244
Series A, 5.00%, 12/1/2031	485,000	580,099
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	315,865
Adams, CO, 12 Five Star Schools, General Obligation:
Series B, 5.00%, 12/15/2027	1,920,000	2,353,555
Series B, 5.00%, 12/15/2029	190,000	230,466
Adams, CO, County School District No.1, General Obligation 5.00%, 12/1/2036	350,000	410,322
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,115,171
Series A, 5.00%, 12/1/2026	5,000,000	6,136,400
Series A, 5.50%, 12/1/2027	2,780,000	3,581,196
Series A, 5.50%, 12/1/2028	2,525,000	3,309,517
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	1,805,000	1,701,447
5.00%, 8/1/2036	125,000	146,768
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/15/2028	$140,000	$166,519
Series C, 5.00%, 12/15/2028	1,800,000	2,193,858
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,405,906
Series A, 5.00%, 12/1/2042	245,000	285,964
Series B, 4.00%, 12/1/2027	130,000	150,771
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2044	110,000	123,938
Series A-1, 5.00%, 11/15/2023	530,000	609,685
Series A-2, 5.00%, 11/15/2039	100,000	113,571
Colorado, Higher Education Series A, 5.00%, 11/1/2025	505,000	602,192
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	5,176,224
Series A, 5.00%, 12/15/2030	5,000,000	6,161,450
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	529,485
Colorado, State Building Excellent Schools Today:
Series K, 5.00%, 3/15/2031	275,000	328,125
Series L, 5.00%, 3/15/2025	150,000	177,464
Series M, 5.00%, 3/15/2029	1,000,000	1,235,500
Series M, 5.00%, 3/15/2030	190,000	232,910
Series M, 5.00%, 3/15/2031	500,000	607,525
Colorado, State Higher Education Capital Construction Lease Purchase Program:
Series A, 5.00%, 11/1/2020	125,000	131,666
Series A, 5.00%, 11/1/2024	190,000	222,393
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2022	300,000	333,252
Series A, 5.00%, 8/1/2024	360,000	420,228
Series A, 5.00%, 8/1/2027	150,000	181,097
Series A, 5.00%, 8/1/2042	1,025,000	1,179,672
Series A-2, Zero Coupon, 8/1/2038	3,000,000	1,388,100
Series A-2, Zero Coupon, 8/1/2039	3,000,000	1,322,910
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	1,225,000	1,476,002
5.00%, 12/1/2029	255,000	308,933
Series A, 5.50%, 12/1/2024	260,000	313,414
Series A, 5.50%, 12/1/2028	100,000	128,487
Security Description	Principal Amount	Value
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	$5,000,000	$5,616,750
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	139,127
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	245,928
5.00%, 12/1/2030	160,000	195,166
5.25%, 12/1/2032	100,000	123,286
5.25%, 12/1/2033	250,000	307,603
5.50%, 12/1/2035	160,000	199,418
5.50%, 12/1/2037	500,000	616,260
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	407,078
Regional, CO, Transportation District:
4.00%, 6/1/2040	230,000	241,509
5.00%, 6/1/2023	320,000	332,794
Series A, 5.00%, 6/1/2025	150,000	168,779
Series A, 5.00%, 6/1/2032	205,000	227,017
Series A, 5.00%, 6/1/2039	185,000	203,785
Series A, COPs, 5.00%, 6/1/2025	140,000	157,587
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	600,000	651,774
Series B, 5.00%, 11/1/2034	100,000	120,465
University of California, Revenue Series A, 5.00%, 6/1/2035	275,000	320,268
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	166,132
Series A, 5.00%, 6/1/2038	265,000	308,622
Series A, 5.00%, 6/1/2039	235,000	273,683
Series A-2, 3.00%, 6/1/2033	75,000	75,332
Series A-2, 3.25%, 6/1/2037	340,000	341,958
Series A-2, 4.00%, 6/1/2035	2,500,000	2,749,925
Series A-2, 4.00%, 6/1/2038	505,000	549,061
Series A-2, 4.00%, 6/1/2043	310,000	333,842
Series A-2, 5.00%, 6/1/2023	275,000	313,099
Series A-2, 5.00%, 6/1/2026	450,000	548,824
Series A-2, 5.00%, 6/1/2027	250,000	310,663
Series B-1, 2.25%, 6/1/2027	2,000,000	2,019,640
Series B-1, 2.50%, 6/1/2028	175,000	177,847
Series B-1, 2.75%, 6/1/2029	320,000	328,595
Series B-1, 4.00%, 6/1/2036	105,000	113,790
Series B-1, 4.00%, 6/1/2038	415,000	445,768

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	$100,000	$118,006
		68,213,672
CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 3/1/2029	50,000	58,827
Series B, 5.00%, 6/1/2026	2,080,000	2,538,370
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	800,000	884,408
Series A-3-REMK 0, 1.80%, 7/1/2049 (a)	355,000	355,383
Series A-4, 2.00%, 7/1/2049 (a)	7,000,000	7,077,350
Series B-1, 5.00%, 7/1/2029 (a)	485,000	505,147
Series U-1-, 2.00%, 7/1/2033 (a)	800,000	807,960
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	430,000	462,216
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A, 5.00%, 11/1/2042	1,000,000	1,106,840
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	679,758
Series B, 4.00%, 8/1/2036	295,000	318,809
Series B, 5.00%, 8/1/2029	500,000	597,415
		15,392,483
DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,065,791
3.00%, 3/1/2032	50,000	51,140
3.13%, 3/1/2033	345,000	354,022
3.25%, 3/1/2035	385,000	395,118
3.25%, 3/1/2037	135,000	137,584
5.00%, 3/1/2021	145,000	154,481
5.00%, 3/1/2022	100,000	109,845
Series A, 5.00%, 3/1/2022	150,000	164,767
Series A, 5.00%, 1/1/2025	75,000	88,782
Series A, 5.00%, 2/1/2029	495,000	619,651
Series A, 5.00%, 2/1/2032	300,000	368,865
Series A, 5.00%, 2/1/2036	1,000,000	1,212,910
Series B, 5.00%, 7/1/2020	2,000,000	2,086,120
Series B, 5.00%, 7/1/2024	400,000	467,992
Security Description	Principal Amount	Value
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	$320,000	$388,640
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,117,437
5.00%, 10/1/2027	595,000	713,143
5.00%, 10/1/2038	170,000	197,321
		9,693,609
DISTRICT OF COLUMBIA — 1.7%
District of Columbia, General Obligation:
5.00%, 10/15/2022	7,260,000	8,117,333
Series A, 4.00%, 6/1/2035	225,000	244,580
Series A, 4.00%, 6/1/2037	285,000	309,413
Series A, 4.00%, 6/1/2041	325,000	346,954
Series A, 5.00%, 6/1/2020	500,000	519,870
Series A, 5.00%, 6/1/2022	390,000	431,414
Series A, 5.00%, 6/1/2030	1,085,000	1,318,535
Series A, 5.00%, 6/1/2032	330,000	396,772
Series A, 5.00%, 6/1/2033	300,000	359,553
Series A, 5.00%, 6/1/2034	225,000	268,787
Series A, 5.00%, 6/1/2035	2,280,000	2,715,640
Series A, 5.00%, 6/1/2037	2,435,000	2,872,092
Series A, 5.00%, 6/1/2038	500,000	569,200
Series A, 5.00%, 6/1/2041	285,000	329,101
Series A, 5.00%, 6/1/2043	5,380,000	6,372,664
Series D, 4.00%, 6/1/2034	400,000	438,652
Series D, 5.00%, 6/1/2021	310,000	332,838
Series D, 5.00%, 6/1/2022	320,000	353,981
Series D, 5.00%, 6/1/2023	100,000	113,767
Series D, 5.00%, 6/1/2032	505,000	607,182
Series D, 5.00%, 6/1/2035	1,000,000	1,191,070
Series D, 5.00%, 6/1/2036	2,555,000	3,031,053
Series D, 5.00%, 6/1/2038	1,000,000	1,179,660
Series D, 5.00%, 6/1/2041	500,000	582,250
Series E, 5.00%, 6/1/2020	125,000	129,968
Series E, 5.00%, 6/1/2021	190,000	203,997
Series E, 5.00%, 6/1/2025	170,000	202,825
Series E, 5.00%, 6/1/2032	145,000	173,482
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	181,672
Series A, 5.00%, 10/1/2032	300,000	353,229
Series A, 5.00%, 10/1/2035	675,000	788,211
Series A, 5.00%, 10/1/2036	470,000	547,160
Series A, 5.00%, 10/1/2039	485,000	560,083
Series B, 5.00%, 10/1/2034	290,000	336,275
Series B, 5.00%, 10/1/2043	550,000	647,883
Series B, 5.25%, 10/1/2044	120,000	139,348
Series C, 5.00%, 10/1/2022	125,000	139,426
Series C, 5.00%, 10/1/2025	110,000	128,707
Series C, 5.00%, 10/1/2030	250,000	288,405
Series C, 5.00%, 10/1/2031	455,000	523,109

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2039	$2,235,000	$2,526,153
Series C, 5.00%, 10/1/2044	265,000	297,926
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2020	295,000	307,555
Series A-1, 5.00%, 7/1/2024	170,000	198,244
Series A-1, 5.00%, 7/1/2026	250,000	304,068
Series B, 5.00%, 7/1/2020	90,000	93,830
Series B, 5.00%, 7/1/2024	280,000	326,519
Series B, 5.00%, 7/1/2029	150,000	183,435
Series B, 5.00%, 7/1/2030	350,000	424,638
Series B, 5.00%, 7/1/2035	2,900,000	3,446,331
Series B, 5.00%, 7/1/2037	500,000	589,305
		47,044,145
FLORIDA — 3.7%
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	258,960
Florida, State Board of Education, General Obligation Series A, 5.00%, 7/1/2023	340,000	387,515
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	105,000	105,898
Series A, 5.00%, 7/1/2020	125,000	130,335
Series A, 5.00%, 7/1/2021	385,000	414,152
Series A, 5.00%, 7/1/2023	335,000	381,076
Series A, 5.00%, 7/1/2024	740,000	862,138
Series A, 5.00%, 7/1/2025	430,000	512,302
Series A, 5.00%, 7/1/2026	245,000	297,986
Series A, 5.00%, 7/1/2028	220,000	276,311
Series B, 5.00%, 7/1/2020	140,000	145,975
Series B, 5.00%, 7/1/2021	470,000	505,588
Series B, 5.00%, 7/1/2023	485,000	551,707
Series B, 5.00%, 7/1/2024	355,000	413,593
Series B, 5.00%, 7/1/2025	320,000	381,248
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	155,000	161,597
5.00%, 7/1/2021	205,000	220,570
5.00%, 7/1/2026	130,000	150,466
Series A, 5.00%, 7/1/2023	270,000	307,733
Series A, 5.00%, 7/1/2025	105,000	125,302
Series A, 5.00%, 7/1/2026	350,000	415,167
Series A, 5.00%, 7/1/2027	545,000	673,571
Series A, 5.00%, 7/1/2028	275,000	345,389
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2021	380,000	409,534
Series A, 5.00%, 8/1/2023	195,000	221,949
Series A, 5.00%, 8/1/2025	170,000	202,569
Security Description	Principal Amount	Value
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 9/1/2019	$220,000	$223,179
Series A, 5.00%, 9/1/2025	160,000	191,637
Florida, State General Obligation:
Series A, 3.00%, 6/1/2026	365,000	386,791
Series A, 3.50%, 7/1/2043	160,000	164,358
Series A, 4.00%, 6/1/2037	225,000	246,726
Series A, 4.00%, 6/1/2038	475,000	518,842
Series A, 5.00%, 7/1/2020	200,000	208,612
Series A, 5.00%, 7/1/2021	575,000	618,941
Series A, 5.00%, 6/1/2022	105,000	116,254
Series A, 5.00%, 6/1/2023	130,000	147,954
Series A, 5.00%, 6/1/2024	170,000	198,317
Series A, 5.00%, 7/1/2024	425,000	496,311
Series A, 5.00%, 6/1/2027	500,000	594,615
Series A, 5.00%, 7/1/2027	125,000	152,286
Series B, 5.00%, 6/1/2019	100,000	100,571
Series B, 5.00%, 6/1/2020	250,000	260,113
Series B, 5.00%, 6/1/2022	517,000	572,412
Series B, 5.00%, 6/1/2023	195,000	221,931
Series B, 5.00%, 6/1/2024	1,875,000	2,187,319
Series B, 5.00%, 6/1/2027	100,000	116,118
Series B, 5.00%, 6/1/2028	170,000	197,127
Series B, 5.00%, 6/1/2030	135,000	164,850
Series C, 2.63%, 6/1/2037	300,000	280,404
Series C, 3.00%, 6/1/2031	110,000	112,230
Series C, 4.00%, 6/1/2025	10,000	10,703
Series C, 4.00%, 6/1/2031	2,855,000	3,226,297
Series C, 5.00%, 6/1/2020	350,000	364,158
Series C, 5.00%, 6/1/2021	1,200,000	1,289,208
Series C, 5.00%, 6/1/2023	100,000	113,811
Series C, 5.00%, 6/1/2025	60,000	69,832
Series C, 5.00%, 6/1/2026	175,000	203,396
Series E, 2.38%, 6/1/2031	295,000	289,994
Series E, 5.00%, 6/1/2019	100,000	100,571
Series E, 5.00%, 6/1/2021	480,000	515,683
Series E, 5.00%, 6/1/2022	100,000	110,718
Series E, 5.00%, 6/1/2024	225,000	262,478
Series F, 5.00%, 6/1/2024	110,000	128,323
Series F, 5.00%, 6/1/2027	135,000	164,098
Series F, 5.00%, 6/1/2029	125,000	150,926
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2020	100,000	104,268
Series B, 5.00%, 7/1/2024	225,000	262,877
Series C, 5.00%, 7/1/2030	300,000	358,140
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	346,684
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	125,887
Series A, 5.00%, 10/1/2024	125,000	146,544

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2026	$260,000	$317,918
Series A, 5.00%, 10/1/2027	2,820,000	3,510,449
Series A, 5.00%, 10/1/2031	790,000	956,785
Series A, 5.00%, 10/1/2032	270,000	325,847
Series A, 5.00%, 10/1/2034	250,000	299,730
Series A, 5.00%, 10/1/2035	500,000	598,395
Series A, 5.00%, 10/1/2036	500,000	596,250
Series A, 5.00%, 10/1/2037	500,000	594,260
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	334,373
Hillsborough County, FL, School Board 5.00%, 7/1/2020	1,300,000	1,354,327
Hillsborough, FL, Community Investment Tax Revenue 5.00%, 11/1/2024	730,000	854,034
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	308,256
Series A, 5.00%, 10/1/2030	270,000	317,809
Series B, 5.00%, 10/1/2024	580,000	670,729
Series B, 5.00%, 10/1/2025	245,000	288,051
Series B, 5.00%, 10/1/2027	795,000	956,409
Series B, 5.00%, 10/1/2029	400,000	473,612
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	267,881
3.25%, 10/1/2032	795,000	809,215
5.00%, 10/1/2024	430,000	500,430
5.00%, 10/1/2027	395,000	466,779
5.00%, 10/1/2029	685,000	804,916
Jacksonville, FL, Transportation Authority Revenue:
5.00%, 8/1/2035	385,000	446,257
5.00%, 8/1/2036	1,655,000	1,917,317
JEA, FL, Electric System Revenue:
Series A, 4.00%, 10/1/2020	240,000	248,777
Series A, 5.00%, 10/1/2033	100,000	113,273
Series A, 5.00%, 10/1/2039	165,000	183,120
Series B, 5.00%, 10/1/2029	215,000	254,431
Series B, 5.00%, 10/1/2030	125,000	146,963
Series D, 5.00%, 10/1/2019	225,000	228,368
Series III B, 3.38%, 10/1/2034	150,000	150,131
Series III B, 5.00%, 10/1/2026	265,000	313,029
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,689
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	100,054
Series A, 3.25%, 10/1/2036	250,000	248,870
Security Description	Principal Amount	Value
Series A, 3.38%, 10/1/2037	$535,000	$533,079
Series A, 3.38%, 10/1/2041	615,000	597,964
Series A, 4.00%, 10/1/2039	425,000	453,101
Series A, 4.00%, 10/1/2040	415,000	432,173
Series A, 5.00%, 10/1/2019	230,000	233,765
Series A, 5.00%, 10/1/2023	35,000	39,014
Series A, 5.00%, 10/1/2026	360,000	414,738
Series A, 5.00%, 10/1/2028	185,000	223,493
Series A, 5.00%, 10/1/2029	295,000	354,587
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	622,542
5.00%, 10/1/2021	230,000	249,053
5.00%, 10/1/2025	125,000	149,311
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	865,780
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	503,281
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2029	130,000	152,862
5.00%, 7/1/2045	100,000	114,247
Series A, 3.38%, 7/1/2035	5,710,000	5,899,572
Series A, 3.38%, 7/1/2036	2,510,000	2,579,150
Series A, 5.00%, 7/1/2023	200,000	227,684
Series A, 5.00%, 7/1/2024	580,000	676,999
Series A, 5.00%, 7/1/2025	605,000	722,376
Series A, 5.00%, 7/1/2029	210,000	252,013
Series B, 4.00%, 7/1/2035	100,000	105,957
Series B, 5.00%, 7/1/2020	550,000	573,617
Series B, 5.00%, 7/1/2025	625,000	726,794
Series B, 5.00%, 7/1/2027	1,470,000	1,706,214
Series B, 5.00%, 7/1/2028	1,490,000	1,727,804
Series B, 5.00%, 7/1/2029	405,000	468,978
Series D, 5.00%, 7/1/2034	515,000	602,524
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	230,202
Series B, 5.00%, 4/1/2020	250,000	258,350
Series B, 5.00%, 4/1/2021	135,000	144,069
Series B, 5.00%, 4/1/2022	320,000	351,779
Series B, 5.00%, 4/1/2025	890,000	1,054,534
Series B, 5.00%, 4/1/2027	305,000	366,628
Series B, 5.00%, 4/1/2028	565,000	676,870
Series B, 5.00%, 4/1/2029	450,000	536,629
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	276,731
5.00%, 3/15/2030	250,000	302,108
5.00%, 3/15/2036	505,000	584,229
5.00%, 3/15/2041	115,000	131,261

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	$150,000	$156,972
3.13%, 7/1/2029	130,000	136,335
4.00%, 7/1/2036	125,000	133,459
4.00%, 7/1/2038	2,155,000	2,294,148
5.00%, 7/1/2024	295,000	343,852
5.00%, 7/1/2025	420,000	499,565
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	420,000	431,642
Series C, 5.00%, 8/1/2028	500,000	585,985
Series C, 5.00%, 8/1/2029	500,000	584,370
Series C, 5.00%, 8/1/2033	450,000	525,739
Series C, 5.00%, 8/1/2034	175,000	203,861
Series D, 5.00%, 8/1/2029	310,000	362,309
Series D, 5.00%, 8/1/2031	450,000	519,840
Series D, 5.00%, 8/1/2032	110,000	126,576
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	810,000	851,569
5.00%, 10/1/2021	550,000	596,266
5.00%, 10/1/2022	2,090,000	2,331,207
5.00%, 10/1/2028	100,000	117,705
5.00%, 10/1/2029	345,000	436,128
5.00%, 10/1/2030	280,000	357,143
Orlando County, FL, Contract Tourist Development Tax Payments Revenue Series B, 5.00%, 10/1/2041	620,000	708,567
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2019	130,000	132,239
Series A, 5.00%, 10/1/2032	65,000	75,270
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	181,467
Series A, 5.00%, 8/1/2027	230,000	283,079
Series B, 5.00%, 8/1/2021	175,000	188,519
Series B, 5.00%, 8/1/2022	370,000	409,742
Series B, 5.00%, 8/1/2023	115,000	130,945
Series B, 5.00%, 8/1/2024	695,000	809,348
Series B, 5.00%, 8/1/2028	500,000	624,820
Series C, 5.00%, 8/1/2029	250,000	309,550
Series D, 5.00%, 8/1/2025	350,000	415,898
Series D, 5.00%, 8/1/2028	100,000	117,327
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	461,451
5.00%, 5/1/2038	450,000	522,108
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	404,244
3.25%, 7/1/2045	125,000	121,701
Reedy Creek, FL, Improvement District, General Obligation:
Security Description	Principal Amount	Value
Series A, 4.00%, 6/1/2031	$500,000	$549,715
Series A, 4.00%, 6/1/2035	375,000	405,135
Series A, 5.00%, 6/1/2026	125,000	140,810
Series A, 5.00%, 6/1/2033	500,000	594,345
Series A, 5.00%, 6/1/2036	500,000	586,685
Series A, 5.00%, 6/1/2037	450,000	525,802
Seminole, FL, Water & Sewer Revenue Series A, 5.00%, 10/1/2027	535,000	636,885
South Florida Water Management District:
3.00%, 10/1/2031	315,000	319,864
5.00%, 10/1/2020	250,000	262,525
5.00%, 10/1/2022	660,000	734,745
5.00%, 10/1/2027	165,000	197,170
5.00%, 10/1/2031	175,000	204,813
5.00%, 10/1/2032	300,000	349,218
5.00%, 10/1/2035	105,000	121,147
5.00%, 10/1/2036	370,000	425,604
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	259,943
5.00%, 10/1/2031	220,000	248,613
5.00%, 10/1/2032	195,000	227,817
5.00%, 10/1/2036	100,000	115,269
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	257,166
5.00%, 10/1/2036	600,000	682,734
Tampa, FL, Bay Water Revenue:
Series A, 5.00%, 10/1/2036	125,000	147,234
Series A, 5.00%, 10/1/2037	2,715,000	3,192,378
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	515,105
4.00%, 10/1/2034	110,000	119,504
5.00%, 10/1/2023	125,000	143,171
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,584,059
		104,924,323
GEORGIA — 2.1%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	153,498
Atlanta, GA, General Obligation:
5.00%, 12/1/2020	125,000	132,118
5.00%, 12/1/2022	1,550,000	1,741,068
5.00%, 12/1/2031	1,000,000	1,160,350
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	249,908
Series A, 5.00%, 11/1/2034	425,000	511,611
Series A, 5.00%, 11/1/2037	5,000,000	5,945,100

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.50%, 11/1/2043	$225,000	$227,099
Series B, 5.00%, 11/1/2028	560,000	695,419
Series B, 5.00%, 11/1/2033	3,000,000	3,623,010
Series C, 4.00%, 11/1/2038	3,140,000	3,367,524
DeKalb, GA, Water & Sewerage Revenue 5.00%, 10/1/2023	100,000	114,583
Forsyth, NC, General Obligation 5.00%, 3/1/2027	250,000	310,075
Georgia, State General Obligation:
5.00%, 2/1/2030	800,000	959,032
Series A, 4.00%, 2/1/2031	100,000	110,858
Series A, 5.00%, 2/1/2020	250,000	257,253
Series A, 5.00%, 2/1/2025	485,000	575,516
Series A, 5.00%, 7/1/2026	295,000	361,045
Series A, 5.00%, 2/1/2027	2,650,000	3,176,274
Series A, 5.00%, 7/1/2031	165,000	205,141
Series A-1, 5.00%, 2/1/2022	1,000,000	1,096,330
Series A-1, 5.00%, 2/1/2026	215,000	260,898
Series A-2, 5.00%, 2/1/2025	250,000	289,008
Series A-2, 5.00%, 2/1/2031	505,000	611,671
Series A-2, 5.00%, 2/1/2033	410,000	493,427
Series C, 5.00%, 7/1/2021	495,000	533,169
Series C, 5.00%, 7/1/2025	2,800,000	3,354,232
Series C, 5.00%, 7/1/2030	510,000	625,234
Series C-1, 4.00%, 1/1/2025	300,000	338,562
Series C-1, 4.00%, 7/1/2025	1,805,000	2,053,278
Series E, 5.00%, 12/1/2025	360,000	435,272
Series F, 5.00%, 1/1/2024	545,000	630,064
Series F, 5.00%, 1/1/2027	1,005,000	1,241,818
Series F, 5.00%, 7/1/2027	430,000	530,259
Series F, 5.00%, 1/1/2028	4,000,000	4,923,560
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	148,915
Series B, 4.00%, 10/1/2038	315,000	338,836
Series B, 5.00%, 10/1/2038	2,600,000	3,047,486
Gwinnett County, GA, School District, General Obligation:
4.00%, 2/1/2020	325,000	331,731
5.00%, 8/1/2020	1,000,000	1,046,190
5.00%, 2/1/2021	2,400,000	2,551,056
5.00%, 8/1/2021	350,000	377,958
5.00%, 8/1/2022	2,115,000	2,353,064
5.00%, 2/1/2031	2,455,000	2,894,740
5.00%, 2/1/2035	3,385,000	3,958,385
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	114,044
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	2,175,000	2,523,565
		60,979,234
Security Description	Principal Amount	Value
HAWAII — 1.4%
City & County of Honolulu, HI, General Obligation Series A, 5.00%, 10/1/2019	$125,000	$127,134
Hawaii, State General Obligation:
5.00%, 1/1/2023	1,500,000	1,685,970
Series DZ, 5.00%, 12/1/2024	35,000	38,100
Series DZ, 5.00%, 12/1/2026	85,000	92,413
Series DZ-2016, 5.00%, 12/1/2024	65,000	70,868
Series DZ-2016, 5.00%, 12/1/2026	115,000	125,392
Series EH, 5.00%, 8/1/2020	105,000	109,807
Series EH, 5.00%, 8/1/2030	110,000	123,780
Series EO, 5.00%, 8/1/2019	100,000	101,134
Series EO, 5.00%, 8/1/2020	100,000	104,578
Series EO, 5.00%, 8/1/2026	185,000	215,281
Series EO, 5.00%, 8/1/2030	215,000	247,220
Series EO, 5.00%, 8/1/2032	100,000	114,181
Series EP, 5.00%, 8/1/2021	110,000	118,681
Series ET, 4.00%, 10/1/2021	300,000	317,994
Series EY, 5.00%, 10/1/2020	190,000	199,751
Series EY, 5.00%, 10/1/2022	200,000	223,300
Series EY, 5.00%, 10/1/2026	640,000	765,075
Series EY, 5.00%, 10/1/2027	675,000	804,141
Series EZ, 5.00%, 10/1/2024	1,060,000	1,244,525
Series FB, 4.00%, 4/1/2029	495,000	555,756
Series FE, 5.00%, 10/1/2019	190,000	193,243
Series FE, 5.00%, 10/1/2024	260,000	305,261
Series FE, 5.00%, 10/1/2026	450,000	551,304
Series FG, 4.00%, 10/1/2032	300,000	328,107
Series FG, 5.00%, 10/1/2022	110,000	122,815
Series FG, 5.00%, 10/1/2029	395,000	477,049
Series FH, 4.00%, 10/1/2031	285,000	313,737
Series FH, 5.00%, 10/1/2023	2,050,000	2,350,879
Series FH, 5.00%, 10/1/2027	370,000	451,526
Series FK, 4.00%, 5/1/2020	300,000	307,974
Series FK, 4.00%, 5/1/2023	110,000	120,353
Series FK, 5.00%, 5/1/2034	480,000	572,304
Series FN, 5.00%, 10/1/2022	300,000	334,950
Series FN, 5.00%, 10/1/2025	335,000	402,201
Series FT, 4.00%, 1/1/2037	100,000	109,107
Series FT, 5.00%, 1/1/2027	115,000	141,536
Series FT, 5.00%, 1/1/2029	1,000,000	1,241,180
Series FT, 5.00%, 1/1/2031	1,145,000	1,400,140
Series FT, 5.00%, 1/1/2036	250,000	299,575
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	142,990
Series A, 5.00%, 1/1/2034	535,000	610,398
Series B, 5.00%, 1/1/2025	200,000	235,550
Series B, 5.00%, 1/1/2027	215,000	261,612
Series B, 5.00%, 1/1/2029	265,000	319,314

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	$65,000	$74,881
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	323,877
Series A, 5.00%, 7/1/2035	500,000	595,845
Series A, 5.00%, 7/1/2036	255,000	296,262
Series A, 5.00%, 7/1/2037	2,115,000	2,509,574
Series A, 5.00%, 7/1/2040	525,000	599,366
Series B, 4.00%, 7/1/2032	5,560,000	6,007,771
Series B, 4.00%, 7/1/2033	1,810,000	1,966,275
Series B, 5.00%, 7/1/2021	60,000	64,529
Series B, 5.00%, 7/1/2022	100,000	110,752
Series B, 5.00%, 7/1/2024	170,000	198,244
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 10/1/2034	500,000	540,095
Series A, 5.00%, 10/1/2021	335,000	363,354
Series A, 5.00%, 10/1/2025	260,000	311,979
Series A, 5.00%, 10/1/2028	150,000	178,182
Series A, 5.00%, 10/1/2029	635,000	750,430
Series A, 5.00%, 10/1/2032	185,000	215,767
Series A, 5.00%, 9/1/2034	1,750,000	2,128,875
Series A, 5.00%, 10/1/2036	590,000	680,087
Series A, 5.00%, 10/1/2038	440,000	504,143
Series A, 5.00%, 10/1/2039	120,000	137,048
Series B, 5.00%, 10/1/2029	530,000	626,343
Series B, 5.00%, 10/1/2030	210,000	246,742
Series C, 4.00%, 10/1/2033	650,000	703,957
Series C, 5.00%, 10/1/2029	205,000	261,804
Series D, 5.00%, 9/1/2023	320,000	365,878
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	624,304
		40,364,550
IDAHO — 0.0% (c)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	97,467
5.00%, 8/1/2030	250,000	302,898
		400,365
ILLINOIS — 1.6%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	105,637
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	395,032
Series B, 5.00%, 1/1/2024	300,000	330,819
Security Description	Principal Amount	Value
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (b)	$250,000	$295,375
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	724,728
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	298,394
4.00%, 1/1/2025	350,000	392,742
4.00%, 7/1/2025	385,000	435,269
5.00%, 7/1/2020	435,000	453,401
5.00%, 1/1/2021	490,000	518,753
5.00%, 1/1/2022	170,000	185,431
5.00%, 7/1/2022	285,000	315,358
5.00%, 1/1/2023	1,020,000	1,143,685
5.00%, 7/1/2023	165,000	187,476
5.00%, 1/1/2024	455,000	523,541
5.00%, 7/1/2024	1,720,000	2,002,940
5.00%, 7/1/2025	150,000	178,416
5.00%, 1/1/2026	1,645,000	1,977,454
5.00%, 7/1/2026	390,000	473,460
5.00%, 1/1/2027	1,660,000	2,022,450
5.00%, 7/1/2027	565,000	687,605
5.00%, 1/1/2028	250,000	302,890
5.00%, 7/1/2028	125,000	148,384
5.00%, 7/1/2029	165,000	194,743
5.00%, 1/1/2030	350,000	411,694
5.00%, 7/1/2036	125,000	146,203
Series A, 5.00%, 10/1/2022	200,000	222,866
Series A, 5.00%, 10/1/2026	355,000	410,131
Series A, 5.00%, 10/1/2029	125,000	143,711
Series A, 5.00%, 10/1/2033	100,000	114,466
Series A, 5.00%, 10/1/2038	380,000	433,489
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	134,375
Series C, 4.00%, 6/15/2027	665,000	687,264
Series C, 5.00%, 6/15/2022	205,000	219,740
Series D, 3.00%, 6/15/2032	365,000	327,379
Series D, 5.00%, 6/15/2023	570,000	620,143
Illinois, State Toll Highway Authority Revenue:
Series A, 4.00%, 12/1/2031	2,210,000	2,371,286
Series A, 5.00%, 12/1/2019	260,000	265,827
Series A, 5.00%, 12/1/2020	325,000	342,956
Series A, 5.00%, 12/1/2021	260,000	282,630
Series A, 5.00%, 12/1/2022	310,000	346,568
Series A, 5.00%, 12/1/2031	250,000	289,335
Series A, 5.00%, 12/1/2032	60,000	69,245
Series A, 5.00%, 1/1/2035	480,000	568,397
Series B, 5.00%, 1/1/2032	605,000	680,093
Series B, 5.00%, 1/1/2036	445,000	511,435
Series B, 5.00%, 1/1/2037	445,000	499,024
Series B, 5.00%, 1/1/2038	2,050,000	2,317,434
Series B, 5.00%, 1/1/2039	1,065,000	1,183,918
Series B, 5.00%, 1/1/2040	335,000	378,959

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 1/1/2028	$315,000	$365,381
Series C, 5.00%, 1/1/2036	215,000	241,942
Series D, 5.00%, 1/1/2021	100,000	105,779
Series D, 5.00%, 1/1/2022	185,000	201,583
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	429,714
Series D, 5.00%, 1/1/2029	1,600,000	1,788,384
Series D, 5.00%, 1/1/2032	410,000	454,645
Series D, 5.00%, 1/1/2035	485,000	530,541
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	527,315
5.00%, 1/1/2027	300,000	344,481
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	537,280
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	300,000	343,206
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	204,792
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	545,092
Series A, 5.00%, 12/1/2025	1,300,000	1,535,846
Series A, 5.00%, 12/1/2026	500,000	576,700
Series A, 5.00%, 12/1/2028	350,000	414,540
Series A, 5.00%, 12/1/2030	570,000	667,094
Series B, 5.00%, 12/1/2039	190,000	211,274
Series D, 5.00%, 12/1/2019	100,000	102,167
Series D, 5.00%, 12/1/2020	520,000	547,409
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,339,200
Series A, 5.00%, 1/1/2029	375,000	438,281
Series A, 5.00%, 1/1/2030	1,950,000	2,264,301
Series A, 5.00%, 1/1/2036	500,000	564,100
Series A, 5.00%, 1/1/2038	1,015,000	1,135,308
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	259,435
		45,948,341
INDIANA — 0.9%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,521,598
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	318,366
Security Description	Principal Amount	Value
5.00%, 2/1/2027	$110,000	$134,312
Series A, 5.00%, 2/1/2026	7,370,000	8,906,350
Series A, 5.00%, 6/1/2028	145,000	180,583
Series A, 5.00%, 6/1/2035	145,000	173,606
Series B, 5.00%, 2/1/2021	445,000	473,093
Series B, 5.00%, 2/1/2022	100,000	109,662
Series C, 5.00%, 12/1/2023	145,000	166,921
Series C, 5.00%, 12/1/2024	380,000	447,841
Series C, 5.00%, 12/1/2025	385,000	463,617
Series C, 5.00%, 6/1/2027	225,000	275,393
Series C, 5.00%, 6/1/2028	270,000	329,154
Series C, 5.00%, 2/1/2029	400,000	498,152
Series C, 5.00%, 6/1/2029	1,600,000	2,037,712
Series C, 5.00%, 2/1/2030	2,310,000	2,854,791
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	100,405
Series A, 4.00%, 6/1/2042	1,525,000	1,610,964
Series A, 5.00%, 6/1/2023	100,000	113,767
Series A, 5.00%, 6/1/2041	2,510,000	2,919,758
Series W-2, 5.00%, 8/1/2026	340,000	396,318
Indianapolis, IN, Local Public Improvement Bond Bank Revenue 4.00%, 1/1/2037	670,000	722,923
		26,755,286
IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	5,275,000	6,030,117
5.00%, 8/1/2024	625,000	732,000
5.00%, 8/1/2026	110,000	134,168
5.00%, 8/1/2034	225,000	262,820
5.00%, 8/1/2037	350,000	415,002
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	466,940
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	113,622
Series A, 5.00%, 6/1/2021	115,000	123,472
Series A, 5.00%, 6/1/2028	100,000	120,056
		8,398,197
KANSAS — 0.6%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	416,458
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,290,000
Series B, 4.00%, 9/1/2036	575,000	614,945
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation:

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2020	$150,000	$157,186
Series B, 5.00%, 9/1/2023	200,000	228,674
Series C, 5.00%, 9/1/2027	125,000	134,867
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	455,818
Kansas, Development Finance Authority Revenue Series D-2, 4.00%, 4/1/2038	275,000	282,257
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	520,430
5.00%, 9/1/2026	490,000	583,610
5.00%, 9/1/2027	390,000	462,688
5.00%, 9/1/2030	660,000	772,576
5.00%, 9/1/2034	270,000	311,410
5.00%, 9/1/2035	1,365,000	1,569,573
Series A, 3.00%, 9/1/2024	150,000	160,222
Series A, 5.00%, 9/1/2021	265,000	286,770
Series A, 5.00%, 9/1/2026	1,700,000	2,072,827
Series A, 5.00%, 9/1/2027	365,000	453,060
Series A, 5.00%, 9/1/2028	300,000	370,311
Series A, 5.00%, 9/1/2029	290,000	334,785
Series A, 5.00%, 9/1/2030	260,000	316,810
Series A, 5.00%, 9/1/2035	1,280,000	1,526,835
Series A, 5.00%, 9/1/2037	275,000	325,086
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	117,551
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	1,875,000	2,033,981
		15,798,730
KENTUCKY — 0.3%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	300,000	321,202
Series A, 5.00%, 7/1/2023	355,000	399,318
Series A, 5.00%, 7/1/2024	385,000	441,868
Series A, 5.00%, 7/1/2025	460,000	537,363
Series A, 5.00%, 7/1/2030	145,000	161,919
Series A, 5.00%, 7/1/2031	100,000	111,496
Series B, 5.00%, 7/1/2021	195,000	208,781
Series B, 5.00%, 7/1/2022	320,000	351,632
Series B, 5.00%, 7/1/2023	125,000	140,605
Series B, 5.00%, 7/1/2024	125,000	143,464
Series B, 5.00%, 7/1/2025	230,000	268,681
Series B, 5.00%, 7/1/2026	120,000	142,454
Security Description	Principal Amount	Value
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	$100,000	$103,858
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	360,083
Series A, 3.25%, 4/1/2039	255,000	255,964
Series A, 5.00%, 10/1/2026	150,000	180,994
Series B, 5.00%, 10/1/2021	1,305,000	1,413,785
Series D, 5.00%, 10/1/2021	2,600,000	2,816,736
Series D, 5.25%, 10/1/2019	250,000	254,552
		8,614,755
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	4,295,000	4,850,730
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	305,000	346,706
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (b)	100,000	104,059
5.00%, 10/1/2035	125,000	141,284
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	200,386
Series B, 5.00%, 5/1/2023	265,000	299,808
Series B, 5.00%, 5/1/2025	635,000	752,505
Series B, 5.00%, 5/1/2026	100,000	121,095
Series B, 5.00%, 5/1/2027	475,000	544,768
Series B, 5.00%, 5/1/2028	460,000	526,847
Series B, 5.00%, 5/1/2030	350,000	399,770
Series B, 5.00%, 5/1/2033	115,000	130,795
Series B, 5.00%, 5/1/2036	160,000	181,325
Series C, 5.00%, 5/1/2028	250,000	307,193
Series C, 5.00%, 5/1/2030	405,000	491,188
Series C, 5.00%, 5/1/2034	1,395,000	1,668,657
Series C, 5.00%, 5/1/2037	325,000	384,790
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	106,901
Series A, 4.00%, 9/1/2021	570,000	601,555
Series A, 5.00%, 3/1/2035	740,000	898,205
Series A, 5.00%, 3/1/2036	680,000	822,249
Series B, 4.00%, 10/1/2034	285,000	310,738
Series B, 4.00%, 10/1/2035	230,000	249,955
Series B, 4.00%, 10/1/2036	250,000	270,498
Series B, 5.00%, 8/1/2027	280,000	337,411
Series C, 5.00%, 8/1/2023	210,000	238,928
Series C, 5.00%, 7/15/2026	165,000	185,912
Series D, 5.00%, 9/1/2029	390,000	465,956

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series D-1, 5.00%, 12/1/2024	$1,425,000	$1,670,998
Series D-1, 5.00%, 12/1/2028	350,000	404,499
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2022	180,000	198,329
Series A, 5.00%, 6/15/2031	70,000	79,472
		18,293,512
MAINE — 0.2%
Maine, Municipal Bond Bank Revenue:
Series C, 5.00%, 11/1/2020	130,000	137,100
Series C, 5.00%, 11/1/2027	130,000	151,788
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	134,075
Series D, 5.00%, 6/1/2028	3,435,000	4,315,906
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	155,000	184,298
		4,923,167
MARYLAND — 3.8%
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	635,665
4.00%, 3/1/2035	1,000,000	1,117,370
Series A, 5.00%, 7/1/2038	155,000	173,629
Series A, 5.00%, 7/1/2046	230,000	262,828
Series B, 4.00%, 7/1/2035	330,000	357,119
Series C, 5.00%, 7/1/2043	120,000	133,732
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,490,437
Series B, 5.00%, 10/15/2024	250,000	293,635
Series B, 5.00%, 10/15/2025	2,290,000	2,746,969
Series B, 5.00%, 10/15/2026	500,000	612,600
Series B, 5.00%, 10/15/2027	100,000	124,477
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2021	105,000	111,707
Series A, 5.00%, 2/15/2024	280,000	324,430
Series A, 5.00%, 2/15/2031	4,000,000	4,920,240
Series B, 5.00%, 2/15/2028	120,000	147,550
Series D, 5.00%, 2/15/2029	1,970,000	2,458,304
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	212,872
5.00%, 5/1/2031	4,925,000	5,940,289
5.00%, 5/1/2034	2,000,000	2,380,500
5.00%, 5/1/2037	1,920,000	2,260,896
5.00%, 5/1/2038	200,000	234,624
5.00%, 5/1/2041	450,000	513,036
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	1,390,000	1,424,653
Security Description	Principal Amount	Value
3.00%, 12/15/2030	$2,365,000	$2,404,141
3.50%, 10/1/2033	3,220,000	3,379,712
4.00%, 9/1/2025	445,000	506,957
4.00%, 12/15/2025	290,000	319,980
4.00%, 5/1/2028	1,225,000	1,370,897
4.00%, 11/1/2029	1,265,000	1,398,635
5.00%, 9/1/2020	225,000	236,007
5.00%, 2/15/2023	1,565,000	1,765,633
5.00%, 12/15/2023	175,000	201,826
5.00%, 2/1/2024	345,000	388,536
5.00%, 6/1/2024	150,000	165,636
5.00%, 11/1/2026	105,000	123,099
5.00%, 5/1/2027	1,435,000	1,699,528
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	111,176
4.00%, 6/1/2027	1,060,000	1,172,190
4.00%, 6/1/2028	1,245,000	1,372,177
4.00%, 6/1/2030	100,000	109,224
5.00%, 6/1/2020	150,000	155,997
5.00%, 6/1/2026	2,100,000	2,439,213
Series A, 4.00%, 3/1/2027	2,900,000	3,169,932
Series A, 4.00%, 3/15/2030	1,760,000	1,985,016
Series A, 5.00%, 3/15/2022	100,000	110,033
Series A, 5.00%, 3/1/2023	450,000	508,689
Series A, 5.00%, 8/1/2023	1,390,000	1,588,978
Series A, 5.00%, 3/1/2024	545,000	616,351
Series A, 5.00%, 8/1/2024	835,000	962,081
Series A, 5.00%, 3/1/2025	210,000	237,493
Series A, 5.00%, 3/15/2025	315,000	374,437
Series A, 5.00%, 8/1/2025	360,000	431,590
Series A, 5.00%, 3/1/2026	225,000	254,457
Series A, 5.00%, 8/1/2027	4,160,000	5,185,149
Series B, 3.00%, 8/1/2028	1,410,000	1,446,152
Series B, 4.00%, 8/1/2025	180,000	204,217
Series B, 5.00%, 8/1/2021	225,000	242,973
Series B, 5.00%, 8/1/2022	360,000	400,522
Series B, 5.00%, 8/1/2026	2,030,000	2,257,847
Series C, 5.00%, 8/1/2020	135,000	141,163
Series C, 5.00%, 8/1/2021	1,615,000	1,744,006
Series C, 5.00%, 8/1/2022	120,000	133,507
Series C, 5.00%, 8/1/2023	240,000	274,356
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	110,886
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	151,287
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	1,365,000	1,425,524
5.00%, 3/1/2021	50,000	53,260
Montgomery, MD, State General Obligation:

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2019	$120,000	$122,424
Series A, 5.00%, 11/1/2022	3,100,000	3,471,597
Series A, 5.00%, 11/1/2025	110,000	129,697
Series A, 5.00%, 11/1/2028	575,000	671,324
Series B, 4.00%, 12/1/2025	355,000	392,953
Series B, 5.00%, 12/1/2020	170,000	179,738
Series B, 5.00%, 12/1/2024	105,000	120,874
Series B, 5.00%, 11/1/2025	1,890,000	2,222,111
Series B, 5.00%, 11/1/2027	305,000	356,335
Series C, 4.00%, 10/1/2030	410,000	465,731
Prince George's County, MD, General Obligation:
Series A, 4.00%, 9/1/2025	135,000	150,702
Series A, 5.00%, 7/1/2023	500,000	570,095
Series A, 5.00%, 7/1/2024	1,015,000	1,186,971
Series A, 5.00%, 9/15/2026	140,000	171,809
Series A, 5.00%, 7/15/2028	7,000,000	8,850,590
State of Maryland Department of Transportation 5.00%, 11/1/2024	11,195,000	13,188,382
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	515,930
3.00%, 6/1/2029	1,310,000	1,352,431
3.00%, 6/15/2034	285,000	287,351
4.00%, 6/1/2020	1,900,000	1,954,131
5.00%, 6/1/2020	175,000	181,997
5.00%, 6/1/2021	420,000	451,034
5.00%, 6/15/2024	200,000	233,636
		109,435,875
MASSACHUSETTS — 4.3%
Boston, MA, General Obligation:
5.00%, 3/1/2023	810,000	917,617
5.00%, 3/1/2027	820,000	1,019,104
5.00%, 3/1/2028	820,000	1,038,022
Series A, 5.00%, 5/1/2023	3,000,000	3,414,390
Commonwealth of Massachusetts Transportation Fund Revenue:
5.25%, 6/1/2043	3,000,000	3,611,340
Series A, 4.00%, 6/1/2036	450,000	495,414
Series A, 5.00%, 6/1/2022	1,650,000	1,826,302
Series A, 5.00%, 6/1/2023	335,000	381,411
Series A, 5.00%, 6/1/2024	120,000	140,118
Series A, 5.00%, 6/1/2026	105,000	128,139
Series A, 5.00%, 6/1/2027	160,000	185,552
Series A, 5.00%, 6/1/2032	275,000	314,548
Series A, 5.00%, 6/1/2040	3,380,000	3,863,712
Series A, 5.00%, 6/1/2043	105,000	122,993
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	425,000	452,106
Security Description	Principal Amount	Value
Series A, Zero Coupon, 7/1/2029	$2,500,000	$1,924,725
Series A, Zero Coupon, 7/1/2032	7,000,000	4,796,470
Series A, 2.00%, 7/1/2028	140,000	138,016
Series A, 4.00%, 7/1/2035	380,000	405,471
Series A, 5.00%, 7/1/2040	115,000	131,434
Series A-2, 5.00%, 7/1/2042	2,295,000	2,682,235
Series B, 5.00%, 7/1/2025	2,090,000	2,498,219
Series B, 5.00%, 7/1/2026	250,000	297,995
Series B, 5.00%, 7/1/2030	145,000	170,307
Massachusetts, Federal Highway Grant Anticipation Note Revenue Series A, 5.00%, 6/15/2019	100,000	100,705
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2024	175,000	202,836
5.00%, 8/1/2024	20,000	20,909
5.00%, 8/1/2025	1,065,000	1,277,499
5.00%, 2/1/2026	170,000	191,452
5.00%, 2/1/2031	250,000	296,877
Series 20, 5.00%, 2/1/2042	50,000	56,907
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,338,432
Series A, 4.00%, 5/1/2029	1,975,000	2,190,235
Series A, 5.00%, 5/1/2037	250,000	284,383
Series B, 5.00%, 5/1/2039	415,000	463,804
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	157,369
Series A, 5.00%, 7/15/2027	100,000	122,688
Series A, 5.00%, 7/15/2028	115,000	140,520
Series A, 5.00%, 7/15/2030	140,000	169,544
Series A, 5.00%, 7/15/2033	1,135,000	1,359,424
Series T, 4.00%, 7/1/2042	100,000	106,627
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,473,055
Series A, 5.00%, 5/1/2020	2,350,000	2,438,313
Series A, 5.00%, 1/1/2024	3,675,000	4,243,155
Series A, 5.00%, 7/1/2029	4,250,000	5,116,150
Series A, 5.00%, 3/1/2032	1,215,000	1,385,489
Series A, 5.00%, 4/1/2034	100,000	118,919
Series A, 5.00%, 7/1/2035	2,000,000	2,307,260
Series A, 5.00%, 3/1/2036	1,130,000	1,278,086
Series A, 5.00%, 4/1/2036	190,000	224,430
Series A, 5.00%, 7/1/2036	2,000,000	2,301,100
Series A, 5.00%, 1/1/2037	100,000	118,858
Series A, 5.00%, 3/1/2037	110,000	124,124
Series A, 5.00%, 4/1/2037	150,000	176,543
Series A, 5.00%, 3/1/2038	100,000	112,632
Series A, 5.00%, 1/1/2042	135,000	158,225
Series A, 5.00%, 4/1/2042	250,000	290,773

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2026	$100,000	$114,716
Series B, 5.00%, 7/1/2023	150,000	170,963
Series B, 5.00%, 7/1/2025	1,120,000	1,338,758
Series B, 5.00%, 7/1/2027	115,000	142,625
Series B, 5.00%, 1/1/2028	5,000,000	6,246,250
Series B, 5.00%, 7/1/2028	330,000	415,420
Series B, 5.00%, 7/1/2029	300,000	361,140
Series B, 5.00%, 7/1/2030	250,000	320,767
Series B, 5.00%, 7/1/2033	1,045,000	1,231,501
Series B, 5.00%, 7/1/2036	100,000	116,830
Series B, 5.00%, 4/1/2037	3,850,000	4,531,257
Series C, 4.00%, 7/1/2031	25,000	26,392
Series C, 5.00%, 8/1/2020	400,000	418,476
Series C, 5.00%, 10/1/2021	2,535,000	2,750,196
Series C, 5.00%, 8/1/2022	665,000	738,941
Series C, 5.00%, 7/1/2024	340,000	377,227
Series C, 5.00%, 7/1/2025	2,480,000	2,751,535
Series C, 5.00%, 7/1/2027	293,000	325,081
Series C, 5.00%, 10/1/2027	350,000	436,005
Series D, 3.13%, 9/1/2034	180,000	181,249
Series D, 5.00%, 7/1/2027	250,000	310,055
Series D-1-R, 1.05%, 8/1/2043 (a)	1,940,000	1,922,598
Series D-2-R, 1.70%, 8/1/2043 (a)	355,000	354,191
Series E, 3.00%, 4/1/2044	180,000	170,701
Series E, 3.25%, 9/1/2040	1,325,000	1,323,423
Series E, 4.00%, 9/1/2039	2,750,000	2,903,450
Series E, 4.00%, 9/1/2041	4,000,000	4,209,560
Series E, 4.00%, 4/1/2042	1,980,000	2,076,030
Series E, 5.00%, 9/1/2022	100,000	111,384
Series E, 5.00%, 9/1/2023	205,000	228,276
Series E, 5.00%, 9/1/2025	110,000	122,648
Series E, 5.00%, 9/1/2027	360,000	401,393
Series E, 5.00%, 11/1/2027	105,000	130,990
Series E, 5.00%, 9/1/2029	380,000	422,321
Series E, 5.00%, 9/1/2030	385,000	426,661
Series F, 3.00%, 11/1/2028	100,000	103,478
Series F, 5.00%, 11/1/2025	100,000	112,044
Series F, 5.00%, 11/1/2026	525,000	588,231
Series H, 5.00%, 12/1/2022	195,000	218,741
Series I, 5.00%, 12/1/2034	395,000	467,234
Series J, 4.00%, 12/1/2039	225,000	239,585
Series J, 4.00%, 12/1/2045	150,000	158,423
Series J, 5.00%, 12/1/2036	110,000	129,294
Series J, 5.00%, 12/1/2037	2,710,000	3,176,039
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	280,162
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	124,530
Series A, 5.00%, 2/15/2035	200,000	225,530
Series A, 5.00%, 2/15/2036	1,655,000	1,862,189
Series B, 4.00%, 2/15/2040	400,000	418,124
Security Description	Principal Amount	Value
Series B, 5.00%, 11/15/2029	$125,000	$151,238
Series C, 5.00%, 8/15/2025	135,000	161,717
Series C, 5.00%, 11/15/2034	420,000	498,065
Series C, 5.00%, 8/15/2037	1,065,000	1,227,881
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	169,637
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,490,442
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,877,673
Series F, 5.00%, 8/1/2026	2,750,000	3,209,277
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue Series A, 5.00%, 1/1/2028	2,000,000	2,494,860
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	166,701
Series 1, 5.00%, 11/1/2032	170,000	200,156
Series 1, 5.00%, 11/1/2039	210,000	239,394
Series 1, 5.00%, 11/1/2040	130,000	150,272
Series 1, 5.00%, 11/1/2044	135,000	153,128
		122,706,018
MICHIGAN — 0.7%
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	398,452
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2040	1,300,000	1,483,040
Series I, 4.00%, 4/15/2040	135,000	141,746
Series I, 5.00%, 10/15/2021	140,000	151,844
Series I, 5.00%, 10/15/2028	100,000	121,008
Series I, 5.00%, 10/15/2030	390,000	466,101
Series I, 5.00%, 4/15/2031	545,000	637,023
Series I, 5.00%, 10/15/2032	255,000	301,662
Series I, 5.00%, 10/15/2033	330,000	388,704
Series I, 5.00%, 4/15/2038	295,000	339,150
Series I, 5.00%, 4/15/2041	130,000	148,894
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	341,282
5.00%, 11/1/2036	250,000	297,120
Series A, 5.00%, 5/1/2025	375,000	439,474
Series B, 5.00%, 10/1/2025	230,000	276,294
Series B, 5.00%, 10/1/2028	250,000	303,892
Series I, 4.00%, 10/15/2035	225,000	241,088
Series I, 5.00%, 4/15/2022	295,000	324,842
Series I, 5.00%, 4/15/2028	175,000	207,191
Series I, 5.00%, 4/15/2030	155,000	181,852
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	257,773

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2020	$100,000	$105,762
Series A, 5.00%, 12/1/2021	110,000	120,027
Series B, 5.00%, 11/1/2022	150,000	168,092
Michigan, State Trunk Line Revenue 5.00%, 11/15/2021	100,000	108,888
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	173,178
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	325,320
5.00%, 4/1/2040	465,000	536,396
Series A, 5.00%, 4/1/2021	2,500,000	2,671,025
Series A, 5.00%, 4/1/2022	4,705,000	5,179,499
Series A, 5.00%, 4/1/2023	1,610,000	1,823,534
Series A, 5.00%, 4/1/2025	225,000	267,867
Series A, 5.00%, 4/1/2034	450,000	538,029
Series A, 5.00%, 4/1/2042	545,000	638,157
		20,104,206
MINNESOTA — 1.2%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	124,854
Series A, 4.00%, 2/1/2028	100,000	108,194
Series A, 5.00%, 2/1/2026	500,000	576,380
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,671,681
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	603,677
5.00%, 12/15/2029	225,000	257,294
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	382,972
Series C, 5.00%, 3/1/2025	125,000	148,146
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,602,816
Series C, 5.00%, 1/1/2036	100,000	117,464
Minnesota, State General Fund Revenue Series A, 5.00%, 6/1/2027	105,000	118,773
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2019	450,000	455,252
Series A, 5.00%, 8/1/2020	610,000	638,090
Series A, 5.00%, 10/1/2021	315,000	341,822
Series A, 5.00%, 8/1/2028	150,000	178,625
Series A, 5.00%, 10/1/2028	205,000	255,719
Series B, 3.00%, 8/1/2030	120,000	123,096
Series B, 3.38%, 8/1/2035	200,000	205,622
Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2019	$115,000	$116,342
Series B, 5.00%, 8/1/2022	1,215,000	1,350,934
Series B, 5.00%, 8/1/2023	185,000	211,483
Series B, 5.00%, 8/1/2025	140,000	167,840
Series D, 5.00%, 8/1/2020	115,000	120,296
Series D, 5.00%, 8/1/2022	5,460,000	6,070,865
Series D, 5.00%, 8/1/2023	2,745,000	3,137,946
Series D, 5.00%, 8/1/2025	530,000	635,396
Series E, 3.00%, 8/1/2021	140,000	144,663
Series E, 3.00%, 8/1/2023	185,000	195,573
Series E, 3.00%, 8/1/2024	140,000	149,435
Series E, 4.00%, 10/1/2020	390,000	404,383
Series E, 5.00%, 10/1/2027	100,000	125,108
Series F, 5.00%, 10/1/2020	100,000	105,163
Minnesota, State Public Facilities Authority Revenue:
Series B, 3.00%, 3/1/2023	100,000	105,359
Series B, 4.00%, 3/1/2026	130,000	148,491
Mississippi, State General Obligation Series D, 5.00%, 10/1/2026	325,000	399,188
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	900,000	1,064,673
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	360,818
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	570,539
Series A, 5.00%, 4/1/2041	350,000	404,089
Series A, 5.00%, 9/1/2041	200,000	234,858
Series B, 4.00%, 1/1/2044	2,635,000	2,748,990
Series B, 5.00%, 12/1/2027	2,965,000	3,712,269
		33,595,178
MISSISSIPPI — 0.4%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	498,071
Series A, 5.00%, 8/1/2027	250,000	300,042
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	330,000	393,581
Series A, 5.00%, 10/1/2031	2,850,000	3,444,339
Series A, 5.00%, 10/1/2032	415,000	499,419
Series A, 5.00%, 10/1/2034	135,000	160,824
Series B, 5.00%, 12/1/2026	110,000	134,736
Series B, 5.00%, 12/1/2028	250,000	302,730
Series B, 5.00%, 12/1/2031	150,000	178,713
Series B, 5.00%, 12/1/2032	1,235,000	1,466,760
Series B, 5.00%, 12/1/2033	120,000	135,148
Series B, 5.00%, 12/1/2034	100,000	118,057
Series B, 5.00%, 12/1/2036	100,000	117,311

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2020	$125,000	$131,358
Series C, 5.00%, 10/1/2024	300,000	351,879
Series C, 5.00%, 10/1/2026	1,050,000	1,256,629
Series C, 5.00%, 10/1/2027	195,000	232,571
Series F, 5.00%, 11/1/2029	150,000	177,510
Mississippi, State University Educational Building Corp., Revenue:
Series A, 4.00%, 8/1/2041	100,000	103,934
Series A, 4.00%, 8/1/2043	135,000	142,105
		10,145,717
MISSOURI — 0.5%
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	652,419
Series A, 5.00%, 2/1/2028	225,000	281,893
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	213,645
Series A, 4.00%, 1/1/2040	320,000	335,939
Series A, 5.00%, 1/1/2029	120,000	139,618
Series A, 5.00%, 1/1/2032	100,000	120,934
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	376,657
Series A, 5.00%, 5/1/2037	350,000	413,532
Series A, 5.00%, 5/1/2042	4,865,000	5,688,012
Series B, 5.00%, 5/1/2033	100,000	116,021
Series B, 5.00%, 5/1/2034	220,000	254,866
Series B, 5.00%, 5/1/2036	170,000	196,199
Series C, 4.00%, 5/1/2041	1,790,000	1,898,152
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2025	115,000	135,925
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	166,580
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2021	250,000	267,945
Series A, 5.00%, 5/1/2025	405,000	470,659
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	28,064
Springfield, MO, School District No. R-12, General Obligation Series B, 5.00%, 3/1/2022	315,000	345,917
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	101,147
5.00%, 8/1/2020	100,000	104,592
5.00%, 8/1/2023	200,000	227,730
Security Description	Principal Amount	Value
University of Missouri Revenue Series A, 5.00%, 11/1/2020	$200,000	$210,858
		12,747,304
NEBRASKA — 0.8%
Lancaster County, NE, School District No. 001, General Obligation 4.00%, 1/15/2039	135,000	141,389
Lincoln City, NE, Electric System Revenue:
2.70%, 9/1/2023	140,000	146,166
5.00%, 9/1/2030	2,000,000	2,419,640
5.00%, 9/1/2032	310,000	370,196
5.00%, 9/1/2034	310,000	366,919
Omaha, NE, Sanitation Sewer Revenue 5.00%, 11/15/2034	1,300,000	1,500,356
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	178,951
Series A, 5.00%, 2/1/2028	465,000	556,633
Series B, 5.00%, 2/1/2020	50,000	51,421
Series B, 5.00%, 2/1/2021	1,070,000	1,136,147
Series BB, 4.00%, 2/1/2042	160,000	160,650
Series C, 5.00%, 2/1/2043	4,720,000	5,343,370
Series CC, 4.00%, 2/1/2038	175,000	184,058
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	171,965
3.25%, 12/15/2034	315,000	319,964
4.00%, 12/15/2038	500,000	529,270
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	5,000,000	6,195,450
Series A, 4.00%, 7/15/2024	2,500,000	2,789,375
Series A, 4.00%, 7/15/2030	500,000	563,535
		23,125,455
NEVADA — 0.9%
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	108,481
3.00%, 7/1/2035	200,000	198,936
4.00%, 7/1/2031	150,000	165,465
5.00%, 6/1/2021	355,000	381,075
5.00%, 6/1/2022	300,000	331,467
5.00%, 6/1/2025	430,000	511,089
5.00%, 6/1/2026	150,000	182,041
5.00%, 6/1/2027	110,000	135,939
5.00%, 11/1/2028	145,000	170,527
5.00%, 11/1/2032	1,475,000	1,707,062
Series A, 5.00%, 7/1/2019	100,000	100,850
Series A, 5.00%, 11/1/2020	155,000	163,341
Series A, 5.00%, 11/1/2022	290,000	324,223
Series A, 5.00%, 11/1/2023	195,000	223,911
Series A, 5.00%, 11/1/2024	180,000	211,736

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2026	$420,000	$507,889
Series A, 5.00%, 6/1/2027	140,000	173,013
Series A, 5.00%, 6/1/2031	2,165,000	2,649,873
Series B, 5.00%, 11/1/2023	110,000	126,309
Series B, 5.00%, 11/1/2024	170,000	199,973
Series B, 5.00%, 11/1/2025	100,000	119,931
Series B, 5.00%, 11/1/2026	180,000	220,147
Series B, 5.00%, 11/1/2028	120,000	145,688
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	122,273
5.00%, 7/1/2036	125,000	146,723
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	115,253
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	148,109
5.00%, 7/1/2025	250,000	298,175
5.00%, 7/1/2026	200,000	243,102
5.00%, 7/1/2027	200,000	242,750
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	4,135,000	4,708,938
Series A, 5.00%, 6/1/2027	175,000	211,673
Series A, 5.00%, 6/1/2031	125,000	148,096
Series A, 5.00%, 6/1/2032	100,000	117,734
Series A, 5.00%, 6/1/2037	200,000	232,066
Series A, 5.00%, 6/1/2041	2,675,000	3,071,970
Series B, 5.00%, 12/1/2025	150,000	178,067
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	320,154
Series C, 4.00%, 9/1/2037	140,000	148,698
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	769,612
4.00%, 12/1/2032	910,000	1,001,500
5.00%, 12/1/2020	450,000	475,470
5.00%, 12/1/2021	320,000	348,640
5.00%, 12/1/2022	295,000	330,804
5.00%, 12/1/2026	310,000	376,148
5.00%, 12/1/2028	560,000	672,605
5.00%, 12/1/2030	185,000	223,826
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	134,436
5.00%, 7/1/2031	105,000	124,420
5.00%, 7/1/2034	145,000	170,169
5.00%, 7/1/2037	500,000	579,455
		24,719,832
Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.0% (c)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	$650,000	$696,046
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	100,000	110,572
5.00%, 10/15/2022	160,000	178,954
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	570,380
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	200,726
Series A, 5.00%, 9/1/2032	120,000	140,879
Series A, 5.00%, 9/1/2036	1,335,000	1,546,864
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	510,000	625,811
New Jersey, State Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2027	110,000	122,610
Series A, 5.00%, 7/1/2024	540,000	634,467
Series B, 5.00%, 7/1/2020	250,000	261,020
Series B, 5.00%, 7/1/2030	2,615,000	3,243,986
Series B, 5.00%, 7/1/2031	1,030,000	1,270,670
Series D, 4.00%, 7/1/2045	220,000	236,430
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	259,212
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,486,041
		10,888,622
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	150,601
5.00%, 7/1/2022	555,000	615,045
Series A, 5.00%, 7/1/2020	450,000	469,206
Series A, 5.00%, 7/1/2023	125,000	142,303
Series B, 5.00%, 7/1/2023	165,000	187,331
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	245,133
Series 2017, 5.00%, 8/1/2025	230,000	274,671

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017, 5.00%, 8/1/2027	$145,000	$175,501
Series B, 5.00%, 8/1/2020	115,000	120,250
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	115,000	133,669
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,240,000	1,361,408
5.00%, 3/1/2024	255,000	295,287
Series A, 5.00%, 3/1/2020	100,000	103,136
Series A, 5.00%, 3/1/2021	135,000	143,748
Series A, 5.00%, 3/1/2022	100,000	109,785
Series A, 5.00%, 3/1/2026	540,000	654,107
New Mexico, State Severance Tax Permanent Fund:
Series B, 4.00%, 7/1/2021	120,000	126,420
Series B, 4.00%, 7/1/2022	340,000	365,728
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2021	140,000	150,569
Series A, 5.00%, 7/1/2023	365,000	414,720
Series A, 5.00%, 7/1/2025	645,000	768,027
Series B, 4.00%, 7/1/2020	240,000	247,291
Series B, 4.00%, 7/1/2024	200,000	222,374
Series B, 5.00%, 7/1/2026	100,000	121,476
State of New Mexico Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2019	200,000	201,714
Series A, 5.00%, 7/1/2020	460,000	471,131
Series A, 5.00%, 7/1/2022	170,000	171,474
Series A, 5.00%, 7/1/2024	175,000	176,517
Series A, 5.00%, 7/1/2025	120,000	142,889
Series B, 4.00%, 7/1/2023	100,000	109,538
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	455,546
		9,326,595
NEW YORK — 17.5%
Battery Park City, NY, Authority Revenue Series A, 5.00%, 11/1/2028	120,000	137,735
Brookhaven, NY, General Obligation:
5.00%, 5/1/2026	120,000	144,074
Series A, 3.00%, 2/1/2023	100,000	105,790
Series A, 3.00%, 2/1/2025	250,000	263,038
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	265,520
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,197,664
Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2045	$230,000	$255,836
Series A, 5.25%, 11/15/2035	250,000	299,350
Series B, 5.00%, 11/15/2027	250,000	312,988
Series B, 5.00%, 11/15/2034	7,615,000	9,132,593
Series B, 5.25%, 11/15/2037	120,000	134,436
Series B-1, 5.00%, 11/15/2036	350,000	411,394
Series B2, 4.00%, 11/15/2033	330,000	364,148
Series B2, 5.00%, 11/15/2025	2,520,000	3,059,784
Series B2, 5.00%, 11/15/2026	5,045,000	6,239,151
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	165,401
Series A, 3.88%, 7/1/2042	200,000	206,726
Series A, 5.00%, 7/1/2030	205,000	249,581
Series C, 5.00%, 7/1/2028	200,000	248,154
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,570,000	4,175,079
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	3,770,000	4,005,286
4.00%, 12/15/2038	100,000	105,625
4.00%, 6/15/2044	180,000	188,710
5.00%, 7/15/2030	500,000	624,800
5.00%, 7/15/2032	1,625,000	2,004,307
5.00%, 7/15/2033	1,915,000	2,348,135
5.00%, 7/15/2035	360,000	436,702
5.00%, 10/15/2041	3,995,000	4,607,873
Series 189, 5.00%, 5/1/2040	5,000,000	5,725,500
Series 190, 5.00%, 5/1/2032	1,075,000	1,112,915
Series 190, 5.00%, 5/1/2035	1,375,000	1,421,997
Series 198, 5.00%, 11/15/2036	145,000	170,214
Series 198, 5.00%, 11/15/2041	160,000	185,688
Series 205, 5.00%, 11/15/2032	5,510,000	6,704,843
Series 205, 5.00%, 11/15/2035	160,000	191,670
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series BB-2, 5.00%, 6/15/2031	530,000	640,802
Series BB-2, 5.00%, 6/15/2032	310,000	373,206
Series CC, 5.00%, 6/15/2023	235,000	256,850
Series CC1, 4.00%, 6/15/2033	1,250,000	1,376,100

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series CC-1, 4.00%, 6/15/2037	$250,000	$271,090
Series DD, 4.50%, 6/15/2039	115,000	124,470
Series DD, 5.00%, 6/15/2025	7,135,000	8,249,772
Series DD, 5.00%, 6/15/2036	1,130,000	1,286,584
Series EE, 5.00%, 6/15/2036	460,000	523,498
Series EE, 5.00%, 6/15/2040	4,240,000	5,001,674
Series EE 2, 5.00%, 6/15/2040	850,000	1,024,794
Series FF, 5.00%, 6/15/2031	335,000	390,999
Series FF, 5.00%, 6/15/2034	1,750,000	2,125,900
Series FF, 5.00%, 6/15/2039	2,500,000	2,979,625
Series GG, 5.00%, 6/15/2037	190,000	218,312
Series GG, 5.00%, 6/15/2039	350,000	400,453
Series HH, 5.00%, 6/15/2037	3,850,000	4,423,688
Series HH, 5.00%, 6/15/2039	155,000	177,343
Sub-Series CC1, 5.00%, 6/15/2038	145,000	169,921
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2021	365,000	394,368
Series S1, 4.00%, 7/15/2040	1,760,000	1,863,453
Series S1, 5.00%, 7/15/2022	145,000	161,507
Series S1, 5.00%, 7/15/2043	1,885,000	2,158,099
Series S-1, 4.00%, 7/15/2036	255,000	277,425
Series S-1, 5.00%, 7/15/2021	60,000	64,677
Series S-1, 5.00%, 7/15/2022	100,000	111,384
Series S-1, 5.00%, 7/15/2028	160,000	187,403
Series S-1, 5.00%, 7/15/2033	5,000,000	6,079,550
Series S-1, 5.00%, 7/15/2043	220,000	248,912
Series S-3-SUBSERIES S-3A, 5.00%, 7/15/2035	3,000,000	3,617,040
Series S-3-SUBSERIES S-3A, 5.00%, 7/15/2036	8,205,000	9,855,354
Series S-4A, 5.00%, 7/15/2033	250,000	303,978
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	150,000	167,925
5.00%, 2/1/2027	100,000	114,601
5.00%, 5/1/2034	250,000	292,965
5.00%, 5/1/2036	245,000	285,178
5.25%, 8/1/2037	4,000,000	4,893,640
Series A, 5.00%, 11/1/2042	125,000	139,238
Series A-1, 4.00%, 8/1/2039	270,000	283,846
Series A-1, 5.00%, 8/1/2021	175,000	188,895
Series A-1, 5.00%, 8/1/2023	5,880,000	6,713,784
Series A-1, 5.00%, 8/1/2027	400,000	472,173
Series A-1, 5.00%, 8/1/2029	520,000	603,867
Series A-1, 5.00%, 8/1/2031	150,000	171,687
Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2033	$2,915,000	$3,551,957
Series A-1, 5.00%, 8/1/2034	1,200,000	1,454,772
Series A-1, 5.00%, 8/1/2036	2,000,000	2,407,260
Series A-2, 5.00%, 8/1/2036	1,640,000	1,944,499
Series B, 5.00%, 8/1/2038	11,095,000	12,889,949
Series B-1, 4.00%, 8/1/2037	105,000	113,615
Series B-1, 5.00%, 8/1/2029	1,060,000	1,224,428
Series B-1, 5.00%, 8/1/2030	295,000	352,395
Series B-1, 5.00%, 8/1/2031	175,000	200,302
Series B-1, 5.00%, 8/1/2032	1,225,000	1,396,733
Series B-1, 5.00%, 8/1/2034	1,975,000	2,277,443
Series B-1, 5.00%, 8/1/2035	515,000	585,601
Series B-1, 5.00%, 11/1/2035	160,000	186,373
Series B-1, 5.00%, 8/1/2036	520,000	590,455
Series B-1, 5.00%, 8/1/2039	4,555,000	5,131,390
Series B-1, 5.00%, 8/1/2040	3,800,000	4,392,496
Series B-1, 5.00%, 8/1/2042	3,105,000	3,471,079
Series C, 5.00%, 11/1/2020	595,000	627,207
Series C, 5.00%, 11/1/2022	100,000	111,950
Series C, 5.00%, 11/1/2023	125,000	143,653
Series C, 5.00%, 11/1/2025	10,395,000	12,479,942
Series C, 5.00%, 11/1/2026	120,000	142,594
Series C, 5.00%, 11/1/2027	150,000	177,293
Series C1, 5.00%, 11/1/2034 (d)	7,000,000	8,580,530
Series D1, 5.00%, 2/1/2037	150,000	168,470
Series D-1, 5.00%, 2/1/2026	100,000	115,251
Series E-1, 4.00%, 2/1/2041	110,000	116,827
Series E-1, 5.00%, 2/1/2030	3,370,000	4,006,485
Series E-1, 5.00%, 2/1/2041	670,000	760,785
Series F-1, 5.00%, 5/1/2032	5,500,000	6,595,325
Series F-1, 5.00%, 5/1/2036	3,500,000	4,136,055
Series F-1, 5.00%, 5/1/2039	115,000	134,691
Series I, 5.00%, 5/1/2021	100,000	107,114
Series I, 5.00%, 5/1/2024	135,000	153,132
Series I, 5.00%, 5/1/2026	140,000	157,975
Series I, 5.00%, 5/1/2029	145,000	162,642
New York, NY, General Obligation:
Series 1-I, 4.00%, 3/1/2039	200,000	209,844
Series A, 5.00%, 8/1/2020	360,000	376,384
Series A, 5.00%, 8/1/2023	5,000,000	5,702,250
Series A, 5.00%, 8/1/2024	3,500,000	4,087,510
Series A, 5.00%, 8/1/2026	125,000	149,586
Series B, 5.00%, 8/1/2025	150,000	174,929
Series B, 5.00%, 12/1/2031	160,000	190,875
Series B-1, 5.00%, 10/1/2036	400,000	473,636
Series B-1, 5.00%, 10/1/2037	4,730,000	5,582,062
Series B-1, 5.00%, 12/1/2037	500,000	582,950
Series B-1, 5.00%, 10/1/2038	300,000	353,052

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 12/1/2038	$3,095,000	$3,596,947
Series C, 5.00%, 8/1/2020	235,000	245,695
Series C, 5.00%, 4/15/2023	1,390,000	1,584,183
Series C, 5.00%, 8/1/2024	1,450,000	1,693,397
Series C, 5.00%, 8/1/2025	425,000	501,606
Series C, 5.00%, 8/1/2026	405,000	490,581
Series C, 5.00%, 8/1/2027	120,000	143,885
Series C, 5.00%, 8/1/2028	1,460,000	1,780,064
Series C, 5.00%, 8/1/2034	3,365,000	3,851,815
Series D, 4.00%, 12/1/2042	255,000	275,283
Series D1, 4.00%, 12/1/2043	3,500,000	3,775,170
Series E, 4.00%, 8/1/2026	250,000	287,085
Series E, 5.00%, 8/1/2021	575,000	620,241
Series E, 5.00%, 8/1/2022	260,000	288,730
Series E, 5.00%, 8/1/2028	160,000	193,216
Series E, 5.00%, 8/1/2030	280,000	334,477
Series E, 5.00%, 8/1/2032	2,500,000	3,078,925
Series E-1, 4.00%, 3/1/2041	500,000	538,825
Series E-1, 5.00%, 3/1/2040	4,000,000	4,716,120
Series F-1, 5.00%, 6/1/2026	165,000	196,761
Series G, 4.00%, 8/1/2029	100,000	108,700
Series G, 5.00%, 8/1/2021	130,000	140,228
Series I, 5.00%, 3/1/2022	60,000	65,835
Series J, 5.00%, 8/1/2020	1,120,000	1,170,971
Series J-7, 5.00%, 8/1/2020	350,000	365,929
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	313,025
Series A, 5.25%, 11/15/2034	560,000	673,814
Series B2, 4.00%, 11/15/2038	255,000	272,860
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2032	4,415,000	4,873,718
Series A, 5.00%, 10/15/2025	175,000	206,050
Series A, 5.00%, 10/15/2026	4,445,000	5,223,364
Series A, 5.00%, 10/15/2029	565,000	657,767
Series A, 5.00%, 10/15/2030	1,110,000	1,285,913
Series A, 5.00%, 10/15/2031	1,945,000	2,245,152
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	1,430,000	1,567,580
4.00%, 4/1/2030	400,000	454,240
4.00%, 4/1/2031	230,000	258,488
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	125,771
5.00%, 11/15/2022	240,000	268,433
Security Description	Principal Amount	Value
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	$200,000	$229,448
Series 1, 5.00%, 1/15/2029	400,000	493,112
Series 1, 5.00%, 1/15/2030	250,000	305,410
Series 1, 5.00%, 1/15/2031	500,000	606,360
Series A, 2.13%, 7/1/2041 (a)	865,000	855,727
Series A, 2.50%, 7/1/2041 (a)	530,000	529,157
Series A, 3.00%, 7/1/2029	315,000	328,161
Series A, 4.00%, 7/1/2034	100,000	109,067
Series A, 4.00%, 7/1/2043	1,350,000	1,431,661
Series A, 5.00%, 7/1/2021	1,735,000	1,870,382
Series A, 5.00%, 7/1/2022	2,500,000	2,783,100
Series A, 5.00%, 7/1/2026	1,640,000	2,008,410
Series A, 5.00%, 10/1/2028 (b)	205,000	251,560
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,682,078
Series A, 5.00%, 10/1/2030	3,500,000	4,186,035
Series A, 5.00%, 10/1/2031	3,000,000	3,567,210
Series A, 5.00%, 7/1/2032	125,000	148,655
Series A, 5.00%, 10/1/2032	3,500,000	4,143,230
Series A, 5.00%, 10/1/2033	5,000,000	5,886,050
Series A, 5.00%, 7/1/2034	5,040,000	6,045,127
Series A, 5.00%, 7/1/2035	100,000	117,841
Series A, 5.00%, 7/1/2040	200,000	235,036
Series B, 5.00%, 10/1/2021	225,000	244,796
Series B, 5.00%, 10/1/2030	260,000	313,053
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2020 (b)	200,000	210,172
Series A, 5.00%, 10/1/2021 (b)	200,000	216,928
Series A, 5.00%, 7/1/2024	100,000	116,943
Series A, 5.00%, 10/1/2026 (b)	125,000	145,759
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	99,061
Series A, 5.00%, 2/15/2021	840,000	893,987
Series A, 5.00%, 2/15/2022	3,265,000	3,581,836
Series A, 5.00%, 3/15/2022	190,000	208,951
Series A, 5.00%, 2/15/2023	355,000	401,168
Series A, 5.00%, 3/15/2024	4,560,000	5,292,792
Series A, 5.00%, 2/15/2025	3,280,000	3,883,946
Series A, 5.00%, 3/15/2026	245,000	290,979
Series A, 5.00%, 2/15/2029	155,000	173,200
Series A, 5.00%, 3/15/2029	1,380,000	1,619,651
Series A, 5.00%, 2/15/2036	5,500,000	6,458,815
Series B, 5.00%, 3/15/2027	110,000	126,930

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 3/15/2028	$170,000	$195,468
Series B, 5.00%, 3/15/2031	500,000	569,500
Series B, 5.00%, 3/15/2032	425,000	483,318
Series B, 5.00%, 2/15/2039	200,000	227,184
Series B, 5.00%, 2/15/2041	1,430,000	1,618,202
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	470,568
Series C, 5.00%, 3/15/2035	725,000	822,019
Series C, 5.00%, 3/15/2037	105,000	118,783
Series C, 5.00%, 3/15/2038	270,000	305,019
Series C, 5.00%, 3/15/2042	600,000	671,358
Series C, 5.00%, 3/15/2044	625,000	698,744
Series D, 5.00%, 2/15/2020	220,000	226,662
Series D, 5.00%, 2/15/2021	120,000	127,712
Series D, 5.00%, 2/15/2022	2,260,000	2,479,310
Series D, 5.00%, 2/15/2026	235,000	284,421
Series D, 5.00%, 2/15/2027	100,000	121,497
Series D, 5.00%, 2/15/2028	165,000	199,749
Series E, 5.00%, 3/15/2021	395,000	421,504
Series E, 5.00%, 3/15/2022	110,000	120,971
Series E, 5.00%, 3/15/2023	180,000	203,702
Series E, 5.00%, 3/15/2024	5,565,000	6,459,295
Series E, 5.00%, 3/15/2036	1,745,000	2,020,902
Series E, 5.25%, 3/15/2033	2,300,000	2,723,361
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2028	200,000	243,580
5.00%, 3/15/2030	655,000	788,600
Series A, 4.00%, 3/15/2021	125,000	130,991
Series A, 5.00%, 3/15/2020	150,000	154,976
Series A, 5.00%, 3/15/2021	1,370,000	1,461,927
Series A, 5.00%, 3/15/2022	1,350,000	1,486,715
Series A, 5.00%, 3/15/2023	4,365,000	4,945,152
Series A, 5.00%, 3/15/2024	300,000	348,519
Series A, 5.00%, 3/15/2025	3,355,000	3,982,218
Series A, 5.00%, 3/15/2026	3,350,000	3,974,540
Series A, 5.00%, 3/15/2028	300,000	378,102
Series A, 5.00%, 3/15/2030	705,000	860,859
Series A, 5.00%, 3/15/2031	160,000	182,483
Series A, 5.00%, 3/15/2032	1,210,000	1,427,407
Series A, 5.00%, 3/15/2033	575,000	653,430
Series A, 5.00%, 3/15/2037	2,365,000	2,692,520
Series A, 5.00%, 3/15/2038	140,000	155,378
Series A, 5.00%, 3/15/2039	400,000	475,228
Series A, 5.00%, 3/15/2044	3,505,000	3,927,247
Series A-GROUP B, 5.00%, 3/15/2037	160,000	188,197
Series A-GROUP C, 5.00%, 3/15/2043	300,000	348,144
Series B-B, 5.00%, 3/15/2027	270,000	322,604
Series B-B, 5.00%, 3/15/2029	40,000	47,362
Security Description	Principal Amount	Value
Series B-B, 5.00%, 3/15/2033	$350,000	$407,582
Series B-B, 5.00%, 3/15/2034	275,000	319,374
Series C, 5.00%, 3/15/2042	270,000	307,298
Series E, 5.00%, 3/15/2034	5,000,000	6,100,550
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	488,398
5.00%, 6/15/2028	550,000	669,784
5.00%, 11/15/2039	505,000	572,226
5.00%, 6/15/2041	3,940,000	4,591,755
Series A, 5.00%, 6/15/2040	320,000	366,634
Series B, 5.00%, 8/15/2041	1,210,000	1,414,030
Series E, 5.00%, 6/15/2034	3,200,000	3,846,112
New York, State Thruway Authority, Personal Income Tax Revenue Series A, 5.00%, 3/15/2031	100,000	111,689
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	255,350
5.00%, 3/15/2034	1,845,000	2,092,156
5.00%, 3/15/2044	370,000	412,014
Series A, 5.00%, 3/15/2021	1,580,000	1,686,018
Series A, 5.00%, 3/15/2022	460,000	505,880
Series A, 5.00%, 3/15/2023	2,005,000	2,269,018
Series A, 5.00%, 3/15/2024	4,595,000	5,333,416
Series A, 5.00%, 3/15/2025	285,000	338,107
Series A, 5.00%, 3/15/2026	6,295,000	7,632,310
Series A, 5.00%, 3/15/2027	565,000	681,045
Series A, 5.00%, 3/15/2035	11,000,000	13,335,520
Series A-, 5.00%, 3/15/2023	765,000	865,735
Series A-, 5.00%, 3/15/2024	440,000	510,708
Series A-, 5.00%, 3/15/2028	225,000	267,683
Series A-, 5.00%, 3/15/2029	525,000	621,621
Series A-, 5.00%, 3/15/2033	3,610,000	4,203,917
Series A-, 5.00%, 3/15/2038	105,000	120,350
Series A-, 5.00%, 3/15/2039	530,000	606,172
Series A-, 5.00%, 3/15/2042	380,000	432,493
Series A-1, 5.00%, 3/15/2020	120,000	123,980
Series C, 5.00%, 3/15/2030	160,000	178,501
Series C-, 5.00%, 3/15/2027	100,000	123,639
Series C-, 5.00%, 3/15/2031	4,250,000	5,154,060
Series E, 5.00%, 3/15/2021	130,000	138,723
Series E, 5.00%, 3/15/2030	130,000	145,032
Series E, 5.00%, 3/15/2033	120,000	133,294
Series E, 5.00%, 3/15/2035	125,000	138,540
Oyster Bay, NY, General Obligation:
3.25%, 8/1/2021 (b)	115,000	118,817
4.00%, 8/1/2029 (b)	385,000	408,577
4.00%, 8/1/2031 (b)	255,000	268,089

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	$860,000	$1,008,279
Series B, 4.00%, 6/1/2040	370,000	390,446
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2023	200,000	230,940
Series A, 5.00%, 11/15/2039	285,000	322,497
Series A, 5.00%, 11/15/2040	435,000	497,327
Series A, 5.00%, 11/15/2041	350,000	403,575
Series B, 5.00%, 11/15/2029	5,000,000	6,437,300
Series B, 5.00%, 11/15/2044	385,000	430,699
Series C-1, 5.00%, 11/15/2025	1,050,000	1,274,910
Series C-2, 5.00%, 11/15/2042	2,915,000	3,431,742
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	510,000	520,093
4.00%, 12/15/2037	195,000	209,949
5.00%, 12/15/2025	1,940,000	2,236,432
5.00%, 6/15/2027	425,000	507,671
5.00%, 12/15/2032	605,000	713,107
5.00%, 12/15/2033	3,900,000	4,578,834
5.00%, 12/15/2036	250,000	291,103
5.00%, 12/15/2037	4,170,000	4,843,121
5.00%, 12/15/2038	200,000	239,244
5.00%, 12/15/2040	300,000	357,414
Series A, 5.00%, 12/15/2026	350,000	413,683
Series A, 5.00%, 6/15/2028	255,000	310,151
Series A, 5.00%, 12/15/2032	260,000	309,093
Series A, 5.00%, 12/15/2033	500,000	592,660
Series A, 5.00%, 12/15/2034	2,335,000	2,763,589
Series A, 5.00%, 12/15/2035	1,975,000	2,330,875
Series B, 5.00%, 12/15/2023	280,000	306,034
Series B, 5.00%, 6/15/2024	480,000	531,254
Series B, 5.00%, 12/15/2024	1,070,000	1,201,161
Series B, 5.00%, 12/15/2025	315,000	363,132
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,776,422
		499,227,473
NORTH CAROLINA — 1.5%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,312,092
5.00%, 6/1/2026	100,000	118,862
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	109,087
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	5,000,000	6,240,100
5.00%, 7/1/2028	165,000	196,494
5.00%, 7/1/2044	125,000	149,755
Security Description	Principal Amount	Value
Guilford County, NC, General Obligation 5.00%, 3/1/2025	$1,050,000	$1,248,985
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	173,222
Series A, 5.00%, 9/1/2023	110,000	126,125
Series A, 5.00%, 4/1/2027	550,000	683,221
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	190,745
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	250,000	254,342
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	248,490
4.00%, 1/1/2038	200,000	214,530
4.00%, 1/1/2039	570,000	609,906
5.00%, 1/1/2028	130,000	157,708
5.00%, 1/1/2043	3,000,000	3,527,790
Series B, 4.00%, 10/1/2039	245,000	263,750
Series B, 5.00%, 10/1/2041	1,415,000	1,612,888
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	156,156
5.00%, 6/1/2027	360,000	438,134
Series A, 3.00%, 6/1/2034	380,000	384,735
Series A, 5.00%, 6/1/2020	100,000	104,104
Series A, 5.00%, 6/1/2021	260,000	279,500
Series A, 5.00%, 6/1/2023	5,100,000	5,808,798
Series B, 5.00%, 6/1/2026	730,000	888,673
Series C, 3.75%, 5/1/2019	125,000	125,231
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2020	3,970,000	4,119,193
Series B, 5.00%, 5/1/2025	2,530,000	3,009,663
Series B, 5.00%, 5/1/2027	215,000	266,215
Series C, 5.00%, 5/1/2021	2,725,000	2,918,856
Series C, 5.00%, 5/1/2025	240,000	278,338
Series C, 5.00%, 5/1/2027	100,000	115,801
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	242,678
Series A, 4.00%, 3/1/2041	100,000	106,702
Wake, NC, General Obligation:
3.00%, 9/1/2025	245,000	260,236
Series A, 5.00%, 3/1/2024	100,000	116,051
Series A, 5.00%, 3/1/2026	400,000	485,976
Wake, NC, Limited Obligation Revenue:
Series A, 3.13%, 8/1/2034	150,000	152,598
Series A, 5.00%, 12/1/2020	360,000	380,621
Series A, 5.00%, 12/1/2035	2,030,000	2,395,644
		41,471,995

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
NORTH DAKOTA — 0.0% (c)
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	$1,050,000	$1,220,656
OHIO — 2.4%
Cincinnati, OH, General Obligation:
Series A, 4.00%, 12/1/2023	150,000	165,609
Series A, 5.00%, 12/1/2020	800,000	845,552
Series A, 5.00%, 12/1/2021	125,000	136,188
Columbus, OH, General Obligation:
5.00%, 4/1/2030	5,000,000	6,242,450
Series 1, 5.00%, 7/1/2025	165,000	197,119
Series 2017-1, 4.00%, 4/1/2023	510,000	557,955
Series 2017-1, 5.00%, 4/1/2024	1,000,000	1,162,430
Series A, 3.00%, 8/15/2023	555,000	588,161
Series A, 3.00%, 2/15/2026	300,000	315,408
Series A, 3.00%, 7/1/2029	1,400,000	1,454,348
Series A, 3.00%, 8/15/2031	350,000	357,976
Series A, 3.10%, 7/1/2030	535,000	554,308
Series A, 5.00%, 2/15/2020	350,000	360,535
Series A, 5.00%, 2/15/2025	110,000	127,041
Series A, 5.00%, 4/1/2025	5,000,000	5,940,050
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	205,000	241,646
5.00%, 6/1/2028	1,815,000	2,121,826
5.00%, 6/1/2030	100,000	119,669
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	100,000	117,095
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,013,398
5.00%, 12/1/2027	400,000	482,692
5.00%, 12/1/2028	300,000	361,437
5.00%, 12/1/2029	1,015,000	1,215,899
5.00%, 12/1/2037	600,000	697,458
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	332,752
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	144,488
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2031	285,000	329,657
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	392,078
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	100,288
Security Description	Principal Amount	Value
4.00%, 11/15/2043	$250,000	$268,288
5.00%, 11/15/2039	430,000	488,355
5.00%, 11/15/2044	245,000	276,453
Ohio, State Adult Correctional Capital Facilities Revenue Series A, 5.00%, 10/1/2037	1,435,000	1,689,913
Ohio, State General Obligation:
5.00%, 9/1/2021	115,000	124,419
Series A, 5.00%, 9/15/2021	145,000	157,061
Series A, 5.00%, 12/15/2022	410,000	460,573
Series A, 5.00%, 9/1/2023	150,000	171,575
Series A, 5.00%, 12/15/2023	320,000	368,739
Series A, 5.00%, 9/1/2024	505,000	591,476
Series A, 5.00%, 9/15/2024	100,000	117,229
Series A, 5.00%, 9/15/2025	350,000	419,324
Series A, 5.00%, 5/1/2027	100,000	110,465
Series A, 5.00%, 9/1/2027	260,000	323,185
Series A, 5.00%, 5/1/2028	265,000	292,732
Series A, 5.00%, 3/15/2031	440,000	500,047
Series A, 5.00%, 3/15/2033	135,000	152,870
Series A, 5.00%, 3/15/2035	200,000	225,360
Series B, 5.00%, 6/15/2025	165,000	177,500
Series B, 5.00%, 6/15/2027	200,000	221,672
Series B, 5.00%, 9/1/2032	175,000	194,721
Series B, 5.00%, 9/1/2034	170,000	188,345
Series B, 5.00%, 6/15/2035	200,000	217,934
Series C, 5.00%, 11/1/2030	140,000	162,695
Series C, 5.00%, 11/1/2033	400,000	460,780
Series R, 5.00%, 5/1/2020	110,000	114,110
Series R, 5.00%, 5/1/2025	110,000	128,179
Series S, 5.00%, 5/1/2021	245,000	262,429
Series S, 5.00%, 5/1/2029	1,835,000	2,205,817
Series S, 5.00%, 5/1/2030	1,350,000	1,613,398
Series S, 5.00%, 5/1/2031	1,200,000	1,426,668
Series T, 5.00%, 11/1/2028	400,000	492,192
Series T, 5.00%, 5/1/2031	250,000	302,930
Series V, 5.00%, 5/1/2024	500,000	581,325
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	100,000	105,773
Series 1A, 5.00%, 12/15/2021	115,000	125,436
Series 2016-1, 5.00%, 12/15/2021	170,000	185,428
Ohio, State Revenue:
Series A, 5.00%, 12/1/2038	5,000,000	5,950,050
Series C, 5.00%, 12/1/2030	165,000	197,292
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	230,000	278,330
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2021	100,000	107,389
Series A, 5.00%, 6/1/2028	175,000	212,049
Series A, 5.00%, 12/1/2028	825,000	997,012

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	$200,000	$201,142
5.00%, 6/1/2020	100,000	104,021
5.00%, 6/1/2025	75,000	89,385
Series B, 5.00%, 12/1/2020	1,330,000	1,405,956
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	350,000	427,203
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 6/1/2029	10,000,000	12,736,800
Series B, 5.00%, 12/1/2033	115,000	136,957
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
Series A, 5.00%, 12/1/2029	240,000	294,012
Series A, 5.00%, 12/1/2031	500,000	605,130
Series B, 5.00%, 6/1/2026	500,000	602,925
University of Cincinnati, Revenue:
Series A, 5.00%, 6/1/2044	275,000	321,470
Series C, 5.00%, 6/1/2039	100,000	112,693
		69,360,725
OKLAHOMA — 0.3%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	257,480
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
5.00%, 7/1/2027	160,000	192,275
5.00%, 7/1/2029	2,000,000	2,385,260
Series A, 3.00%, 7/1/2024	145,000	153,461
Series A, 5.00%, 7/1/2024	190,000	221,566
Series A, 5.00%, 7/1/2025	280,000	324,839
Series A, 5.00%, 7/1/2027	265,000	305,142
Series A, 5.00%, 7/1/2028	200,000	229,972
Series A, 5.00%, 7/1/2030	170,000	193,892
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	136,844
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	284,624
Series C, 4.00%, 1/1/2042	1,585,000	1,686,900
Series C, 5.00%, 1/1/2037	125,000	146,520
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	122,843
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	66,535
5.00%, 9/1/2024	110,000	127,662
Security Description	Principal Amount	Value
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	$325,000	$339,956
3.00%, 6/1/2027	250,000	260,270
		7,436,041
OREGON — 1.7%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	235,670
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2022	100,000	110,744
5.00%, 6/15/2023	100,000	113,797
5.00%, 6/15/2026	75,000	87,150
5.00%, 6/15/2027	660,000	764,650
Series A, Zero Coupon, 6/15/2036	115,000	60,318
Series A, Zero Coupon, 6/15/2038	300,000	142,287
Series A, Zero Coupon, 6/15/2042	440,000	171,002
Series B, 5.00%, 6/15/2037	1,770,000	2,097,804
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,773,789
5.00%, 6/15/2037	100,000	118,275
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	165,217
Multnomah County School District No. 7 Reynolds, General Obligation Series A, 5.00%, 6/15/2029	805,000	947,026
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	261,224
Series C, 5.00%, 4/1/2026	510,000	604,095
Oregon, State Department of Authority Services Lottery Revenue:
Series B, 5.00%, 4/1/2019	100,000	100,000
Series C, 5.00%, 4/1/2022	510,000	561,433
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	147,314
Series A, 5.00%, 11/15/2028	290,000	340,193
Oregon, State Department of Transportation, Sales Tax Revenue:

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2022	$225,000	$252,162
Series A, 5.00%, 11/15/2029	2,575,000	3,014,321
Series A, 5.00%, 11/15/2030	530,000	617,604
Series B, 5.00%, 11/15/2019	125,000	127,678
Series B, 5.00%, 11/15/2020	150,000	158,316
Series C, 5.00%, 11/15/2025	170,000	204,872
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2021	5,000,000	5,354,650
Series A, 5.00%, 5/1/2022	5,000,000	5,516,050
Series C, 5.00%, 8/1/2041	1,065,000	1,236,039
Series F, 5.00%, 5/1/2028	180,000	217,391
Series F, 5.00%, 5/1/2030	145,000	173,503
Series F, 5.00%, 5/1/2035	100,000	117,307
Series F, 5.00%, 5/1/2039	200,000	227,998
Series I, 5.00%, 8/1/2024	125,000	146,400
Series I, 5.00%, 8/1/2029	195,000	239,910
Series L, 5.00%, 8/1/2029	3,370,000	4,146,145
Series L, 5.00%, 8/1/2030	1,250,000	1,527,837
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	163,401
Series B, 5.00%, 7/1/2033	400,000	469,056
Series B, 5.00%, 7/1/2035	1,335,000	1,555,742
Series B, 5.00%, 7/1/2036	235,000	272,687
Series B, 5.00%, 7/1/2038	285,000	328,049
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	216,511
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	513,192
5.00%, 6/15/2027	1,440,000	1,747,368
5.00%, 6/15/2029	500,000	602,960
5.00%, 6/15/2030	660,000	791,267
5.00%, 6/15/2031	500,000	594,595
5.00%, 6/15/2032	500,000	592,690
5.00%, 6/15/2033	500,000	590,620
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	315,166
Series A, 5.00%, 6/1/2020	50,000	52,005
Series A, 5.00%, 8/1/2020	165,000	172,554
Series A, 5.00%, 6/1/2021	310,000	332,906
Series A, 5.00%, 6/1/2024	125,000	145,889
Series B, 5.00%, 6/15/2023	100,000	113,753
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	664,922
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	792,356
Security Description	Principal Amount	Value
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	$145,000	$160,579
5.00%, 6/15/2027	120,000	139,027
Series B, Zero Coupon, 6/15/2029	200,000	147,808
Series B, Zero Coupon, 6/15/2032	200,000	126,602
Series B, Zero Coupon, 6/15/2034	330,000	188,235
Washington County, OR, School District No. 1, General Obligation 5.00%, 6/15/2035	390,000	464,135
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	2,555,000	2,947,422
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	214,344
		49,496,012
PENNSYLVANIA — 2.1%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	580,994
Allegheny, PA, General Obligation:
Series C-73, 5.00%, 12/1/2019	165,000	168,754
Series C-75, 5.00%, 11/1/2026	315,000	382,029
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	135,000	153,326
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	209,535
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	123,509
Series A, 5.00%, 10/1/2042	295,000	341,917
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	375,000	433,234
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (b)	200,000	224,118
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	1,040,000	1,169,979
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	126,650
Series A, 5.00%, 12/1/2030	160,000	190,693

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	$280,000	$317,243
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (b)	500,000	504,300
4.00%, 2/1/2030	400,000	437,864
4.00%, 3/1/2038	4,085,000	4,379,774
5.00%, 3/15/2020	120,000	123,865
5.00%, 9/15/2020	1,145,000	1,201,013
5.00%, 10/15/2020	100,000	105,154
5.00%, 7/1/2022	150,000	165,878
5.00%, 9/15/2022	2,500,000	2,780,575
5.00%, 3/15/2023	120,000	135,306
5.00%, 8/15/2023	1,275,000	1,453,219
5.00%, 9/15/2023	600,000	685,320
5.00%, 1/1/2024	725,000	831,713
5.00%, 3/15/2024	375,000	432,139
5.00%, 6/15/2024	285,000	330,309
5.00%, 7/1/2024	340,000	394,448
5.00%, 9/15/2024	175,000	203,959
5.00%, 10/15/2024	100,000	113,991
5.00%, 3/15/2025	325,000	382,493
5.00%, 8/15/2025	275,000	326,499
5.00%, 9/15/2025	270,000	321,119
5.00%, 2/1/2027	2,000,000	2,376,840
5.00%, 3/15/2028	270,000	313,797
5.00%, 9/15/2028	11,530,000	13,757,365
Series D, 5.00%, 8/15/2032	800,000	920,128
Series REF, 5.00%, 1/15/2020	195,000	200,185
Series REF, 5.00%, 1/15/2022	550,000	600,286
Series REF, 5.00%, 1/15/2025	1,250,000	1,465,937
Series REF, 5.00%, 1/15/2027	4,760,000	5,773,880
Series REF, 5.00%, 1/15/2028	2,410,000	2,896,796
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 2.25%, 8/15/2041 (a)	685,000	673,143
Series A, 2.50%, 10/1/2045 (a)	1,025,000	1,017,312
Series A, 4.00%, 8/15/2033	190,000	207,241
Series A, 4.00%, 8/15/2034	145,000	157,384
Series A, 4.00%, 8/15/2035	470,000	508,366
Series AQ, 5.00%, 6/15/2021	150,000	160,701
Series AT-1, 5.00%, 6/15/2024	200,000	230,612
Series AT-1, 5.00%, 6/15/2025	100,000	117,480
Security Description	Principal Amount	Value
Series AT-1, 5.00%, 6/15/2030	$100,000	$117,037
Series B, 4.00%, 10/1/2038	210,000	223,194
Series B, 5.00%, 10/1/2025	200,000	240,800
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2023	1,385,000	1,583,567
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	174,428
Series A, 5.00%, 9/1/2042	270,000	317,849
Series B, 4.00%, 9/1/2036	490,000	528,783
Series B, 5.00%, 9/1/2019	220,000	223,153
Series B, 5.00%, 9/1/2020	1,440,000	1,510,027
West View, PA, Municipal Authority Water Revenue 5.00%, 11/15/2039	2,030,000	2,395,887
		58,423,097
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	535,532
Series A, 5.00%, 5/15/2027	270,000	319,775
Rhode Island, Health & Educational Building Corp. Revenue 4.00%, 5/15/2020 (b)	295,000	302,455
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	291,965
Rhode Island, State & Providence Plantations, General Obligation:
Series A, 5.00%, 11/1/2019	280,000	285,622
Series B, 5.00%, 8/1/2031	1,195,000	1,448,710
Series D, 5.00%, 8/1/2020	115,000	120,218
Rhode Island, State General Obligation:
5.00%, 8/1/2021	135,000	145,429
Series A, 5.00%, 8/1/2019	125,000	126,430
Series D, 5.00%, 8/1/2027	2,025,000	2,345,861
		5,921,997
SOUTH CAROLINA — 0.2%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	544,437
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	114,778

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	$350,000	$413,140
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	106,763
Columbia, SC, Waterworks & Sewer System Revenue 5.00%, 2/1/2038	100,000	109,956
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	121,674
Series C, 3.00%, 3/1/2038	325,000	316,351
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,350,483
Series A, 5.00%, 10/1/2019	125,000	127,165
Series A, 5.00%, 4/1/2030	120,000	148,212
York, SC, General Obligation 5.00%, 4/1/2027	280,000	322,717
		4,675,676
TENNESSEE — 0.7%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	457,224
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,383,594
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	101,166
Memphis, TN, General Obligation:
4.00%, 6/1/2043	2,425,000	2,555,877
Series A, 5.00%, 4/1/2026	320,000	378,560
Metropolitan Government Nashville & Davidson County, General Obligation:
4.00%, 7/1/2028	360,000	415,375
4.00%, 7/1/2031	750,000	836,760
5.00%, 7/1/2024	110,000	128,396
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 5/15/2020	100,000	103,858
Series A, 5.00%, 7/1/2042	540,000	631,114
Series B, 5.00%, 5/15/2026	345,000	419,882
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	1,130,000	1,246,650
5.00%, 7/1/2021	135,000	145,317
5.00%, 1/1/2024	105,000	121,077
5.00%, 1/1/2025	535,000	631,059
Security Description	Principal Amount	Value
5.00%, 1/1/2026	$170,000	$204,836
5.00%, 1/1/2027	100,000	121,378
Series A, 5.00%, 1/1/2020	100,000	102,581
Series C, 5.00%, 7/1/2020	200,000	208,588
Series C, 5.00%, 7/1/2023	115,000	130,969
Series C, 5.00%, 7/1/2027	1,605,000	1,902,792
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	213,600
Series A, 5.00%, 4/1/2025	285,000	338,403
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	166,833
Series A, 5.00%, 2/1/2026	160,000	194,157
Series A, 5.00%, 8/1/2027	245,000	299,348
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2021	295,000	320,609
5.00%, 11/1/2026	250,000	292,333
Series A, 5.00%, 11/1/2027	100,000	125,022
Series A, 5.00%, 11/1/2032	125,000	152,018
Series A, 5.00%, 11/1/2034	3,610,000	4,361,277
Series A, 5.00%, 11/1/2035	520,000	626,174
Series A, 5.00%, 11/1/2037	435,000	520,186
Series B, 5.00%, 11/1/2022	100,000	111,912
Series B, 5.00%, 11/1/2025	105,000	126,289
Series B, 5.00%, 11/1/2027	155,000	193,784
		21,268,998
TEXAS — 12.8%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	152,094
5.00%, 8/15/2027	575,000	711,660
5.00%, 8/15/2028	640,000	786,694
5.00%, 8/15/2038	1,000,000	1,187,210
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	113,430
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	100,000	102,993
5.00%, 2/15/2021 (b)	255,000	271,193
5.00%, 2/15/2022 (b)	3,030,000	3,316,759
5.00%, 2/15/2023 (b)	100,000	112,500
5.00%, 2/15/2024 (b)	220,000	253,794
5.00%, 2/15/2026 (b)	150,000	176,130
5.00%, 2/15/2029 (b)	300,000	350,262
5.00%, 2/15/2030 (b)	215,000	260,376
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (b)	320,000	383,728
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (b)	345,000	412,968

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 2/15/2039 (b)	$255,000	$273,574
Series A, 5.00%, 2/15/2030 (b)	165,000	194,433
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,430,620
Arlington, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2026 (b)	225,000	252,675
Series B, 5.00%, 2/15/2025 (b)	75,000	88,615
Austin, TX, Community College District, General Obligation:
4.00%, 8/1/2043	2,000,000	2,130,800
5.00%, 8/1/2035	550,000	631,570
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	295,792
Series A, 5.00%, 11/15/2021	100,000	108,753
Series A, 5.00%, 11/15/2022	100,000	111,847
Austin, TX, General Obligation:
5.00%, 9/1/2020	1,650,000	1,730,470
5.00%, 9/1/2021	115,000	124,247
5.00%, 9/1/2032	640,000	737,056
5.00%, 9/1/2034	420,000	482,068
Austin, TX, Independent School District, General Obligation:
4.00%, 8/1/2033 (b) (d)	3,700,000	4,140,374
4.00%, 8/1/2034 (b) (d)	6,000,000	6,700,140
5.00%, 8/1/2028 (b)	1,000,000	1,207,600
Series B, 5.00%, 8/1/2019	150,000	151,721
Series B, 5.00%, 8/1/2031 (b)	125,000	148,601
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	329,618
5.00%, 11/15/2034	375,000	425,299
5.00%, 11/15/2039	4,230,000	4,751,686
5.00%, 11/15/2043	100,000	111,922
Series A, 5.00%, 5/15/2021	145,000	155,344
Series A, 5.00%, 5/15/2022	600,000	661,704
Series A, 5.00%, 5/15/2026	300,000	359,049
Bexar County, TX, General Obligation:
4.00%, 6/15/2041	350,000	371,164
5.00%, 6/15/2026	80,000	95,166
5.00%, 6/15/2027	355,000	420,011
Series B, 5.00%, 6/15/2028	100,000	113,720
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	320,385
4.00%, 2/15/2043	3,755,000	3,946,805
5.00%, 2/15/2021	250,000	265,590
5.00%, 2/15/2022	2,250,000	2,462,940
Security Description	Principal Amount	Value
5.00%, 2/15/2023	$125,000	$140,625
5.00%, 2/15/2026	140,000	168,617
5.00%, 2/15/2027	265,000	316,643
5.00%, 2/15/2029	130,000	153,871
5.00%, 2/15/2032	3,000,000	3,437,670
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (b)	250,000	295,075
Series B, 5.00%, 2/15/2028 (b)	200,000	233,750
Series B, 5.00%, 2/15/2030 (b)	550,000	642,642
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	99,929
City of Houston TX Series A, 5.00%, 3/1/2030	445,000	534,240
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (b)	1,000,000	1,190,460
5.00%, 2/15/2034 (b)	1,000,000	1,182,160
5.00%, 2/15/2037 (b)	2,555,000	2,987,894
5.00%, 2/15/2041 (b)	1,000,000	1,158,250
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (b)	1,400,000	1,600,676
Clint, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2045 (b)	250,000	283,365
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2020	1,280,000	1,323,200
4.00%, 8/15/2031	495,000	554,756
4.00%, 8/15/2032	280,000	312,211
4.00%, 8/15/2034	190,000	209,842
5.00%, 8/15/2025	390,000	464,584
Collin County, TX, Revenue 3.13%, 2/15/2035	720,000	726,134
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	585,890
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	395,000	455,241
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	350,000	413,535

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2025 (b)	$205,000	$242,214
Series A, 5.00%, 2/15/2027 (b)	45,000	47,875
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	1,000,000	1,186,850
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	149,474
Series B, 5.00%, 8/1/2036 (b)	100,000	115,150
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	252,590
4.00%, 2/15/2041 (b)	100,000	106,551
5.00%, 2/15/2021 (b)	3,200,000	3,403,200
5.00%, 2/15/2022 (b)	2,000,000	2,191,060
5.00%, 2/15/2023 (b)	150,000	168,930
5.00%, 2/15/2028 (b)	435,000	509,194
5.00%, 2/15/2029 (b)	165,000	192,246
5.00%, 2/15/2033 (b)	2,635,000	3,190,326
Series B-1, 3.00%, 2/15/2036 (a) (b)	170,000	170,877
Series C, 5.00%, 2/15/2023 (b)	450,000	506,790
Series C, 5.00%, 2/15/2024 (b)	130,000	150,167
Series C, 5.00%, 2/15/2028 (b)	120,000	137,225
Series C, 5.00%, 2/15/2044 (b)	2,245,000	2,498,056
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	119,257
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2033 (d)	5,000,000	6,240,700
5.00%, 12/1/2034 (d)	6,000,000	7,460,400
Series A, 5.00%, 12/1/2020	175,000	184,905
Series A, 5.00%, 12/1/2021	230,000	250,396
Series A, 5.00%, 12/1/2028	295,000	351,147
Series A, 5.00%, 12/1/2029	255,000	301,785
Series A, 5.00%, 12/1/2030	160,000	188,264
Series A, 5.00%, 12/1/2033	100,000	114,994
Series A, 5.00%, 12/1/2034	175,000	204,087
Series A, 5.00%, 12/1/2035	810,000	932,401
Series A, 5.00%, 12/1/2036	295,000	340,909
Series A, 5.00%, 12/1/2041	1,065,000	1,215,602
Series B, 5.00%, 12/1/2019	100,000	102,281
Series B, 5.00%, 12/1/2020	155,000	163,773
Dallas, TX, General Obligation:
5.00%, 2/15/2021	110,000	116,817
5.00%, 2/15/2022	2,445,000	2,673,510
Security Description	Principal Amount	Value
5.00%, 2/15/2023	$2,280,000	$2,560,440
5.00%, 2/15/2024	1,650,000	1,897,616
5.00%, 2/15/2025	210,000	240,776
5.00%, 2/15/2026	1,000,000	1,144,540
5.00%, 2/15/2027	250,000	285,385
5.00%, 2/15/2030	275,000	315,890
5.00%, 2/15/2031	2,050,000	2,428,758
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2032 (b)	160,000	174,062
Series A, 3.00%, 2/15/2036 (b)	345,000	341,322
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,254,117
Series A, 4.00%, 2/15/2031 (b)	255,000	278,401
Series A, 5.00%, 8/15/2021 (b)	355,000	383,297
Series A, 5.00%, 8/15/2024 (b)	210,000	245,704
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,230,226
Series A, 5.00%, 8/15/2027 (b)	875,000	1,014,020
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,134,010
Series B, 5.00%, 2/15/2036 (a) (b)	310,000	338,126
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 4.00%, 10/1/2034	300,000	324,801
Series A, 5.00%, 10/1/2027	110,000	131,097
Series A, 5.00%, 10/1/2028	300,000	356,928
Series A, 5.00%, 10/1/2029	100,000	120,927
Series A, 5.00%, 10/1/2033	410,000	488,544
Denton, TX, General Obligation 4.00%, 2/15/2039	360,000	380,117
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	290,000	341,226
5.00%, 8/15/2028 (b)	175,000	204,531
5.00%, 8/15/2030 (b)	115,000	136,361
Series B, 5.00%, 8/15/2043 (b)	2,225,000	2,601,870
Dripping Springs, TX, Independent School District, General Obligation:
5.00%, 2/15/2026 (b)	360,000	413,482
5.00%, 2/15/2027 (b)	1,355,000	1,552,898
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (b)	125,000	147,343
El Paso, Independent School District, General Obligation 3.00%, 8/15/2030 (b)	150,000	154,446

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
El Paso, TX, General Obligation:
4.00%, 8/15/2042	$210,000	$220,857
5.00%, 8/15/2023	1,000,000	1,135,260
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	189,714
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (b)	125,000	146,280
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	167,460
Series B, 5.00%, 3/1/2026	250,000	294,138
Series B, 5.00%, 3/1/2028	520,000	620,500
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (b)	275,000	306,856
Series C-GREEN BOND, 1.35%, 8/1/2042 (a) (b)	200,000	199,186
Fort Worth, TX, General Obligation:
Series A, 5.00%, 3/1/2023	50,000	56,278
Series A, 5.00%, 3/1/2026	110,000	129,218
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	355,000	377,543
5.00%, 2/15/2022 (b)	675,000	739,084
5.00%, 2/15/2023 (b)	50,000	56,270
5.00%, 2/15/2025 (b)	195,000	230,159
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	148,660
Series A, 5.00%, 2/15/2020	325,000	334,782
Series A, 5.00%, 2/15/2023	1,860,000	2,093,988
Series A, 5.00%, 2/15/2027	140,000	164,133
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	144,264
Series A, 5.00%, 2/15/2021	130,000	138,132
Series A, 5.00%, 2/15/2024	150,000	173,117
Series A, 5.00%, 2/15/2026	260,000	307,198
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (b)	510,000	557,670
Series A, 5.00%, 8/15/2022 (b)	300,000	333,519
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (b)	375,000	414,990
Garland, TX, Independent School District, General Obligation:
Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2029 (b)	$240,000	$282,247
Series B, 5.00%, 2/15/2030 (b)	260,000	304,346
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (b)	110,000	126,823
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	110,586
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (b)	500,000	583,775
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	424,459
4.00%, 11/15/2037	335,000	358,524
5.00%, 11/15/2025	275,000	326,298
5.00%, 11/15/2030	350,000	422,107
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2027	285,000	340,194
Series A, 5.00%, 10/1/2029	530,000	648,476
Series A, 5.00%, 10/1/2030	1,000,000	1,213,800
Series A, 5.00%, 10/1/2032	455,000	546,778
Series A, 5.00%, 10/1/2033	250,000	299,420
Series A, 5.00%, 10/1/2034	500,000	596,915
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	1,495,000	1,785,762
Series A, 5.00%, 10/1/2027	1,230,000	1,453,364
Series A, 5.00%, 10/1/2029	3,090,000	3,659,765
Series A, 5.00%, 10/1/2034	440,000	508,086
Series A, 5.00%, 10/1/2035	155,000	180,800
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2020	115,000	121,151
5.00%, 11/1/2026	150,000	176,421
5.00%, 11/1/2027	130,000	152,898
5.00%, 11/1/2028	120,000	139,697
Series A, 5.00%, 11/1/2024	4,805,000	5,643,761
Series A, 5.00%, 11/1/2026	380,000	465,356
Series A, 5.00%, 11/1/2028	200,000	242,814
Series A, 5.00%, 11/1/2029	300,000	361,830
Series B, 5.00%, 11/1/2024	225,000	264,276
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	327,957
Series A, 5.00%, 8/15/2024	375,000	437,711
Series A, 5.00%, 8/15/2026	185,000	224,956
Series A, 5.00%, 8/15/2030	480,000	570,475

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2032	$540,000	$637,907
Series A, 5.00%, 8/15/2035	490,000	574,579
Series A, 5.00%, 8/15/2036	270,000	315,614
Harris County, TX, Toll Road Authority Revenue:
Series A, 4.00%, 8/15/2037	300,000	323,781
Series A, 5.00%, 8/15/2022	195,000	216,516
Series A, 5.00%, 8/15/2032	1,635,000	1,975,685
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	773,129
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	255,000	284,246
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	268,205
Series B, 5.00%, 11/15/2019	240,000	245,050
Series B, 5.00%, 11/15/2025	200,000	239,504
Series B, 5.00%, 11/15/2026	300,000	365,970
Series B, 5.00%, 11/15/2032	275,000	326,587
Series B, 5.00%, 11/15/2036	555,000	651,087
Series C, 4.00%, 5/15/2021	200,000	210,200
Series C, 5.00%, 5/15/2020	395,000	409,970
Series C, 5.00%, 5/15/2021	175,000	187,485
Series C, 5.00%, 5/15/2022	355,000	391,966
Series C, 5.00%, 5/15/2025	650,000	752,609
Series C, 5.00%, 5/15/2026	530,000	612,542
Series C, 5.00%, 5/15/2028	375,000	429,645
Series D, 5.00%, 11/15/2020	2,775,000	2,926,099
Series D, 5.00%, 11/15/2021	100,000	108,807
Series D, 5.00%, 11/15/2022	200,000	223,994
Series D, 5.00%, 11/15/2028	130,000	150,783
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	823,209
Series A, 4.00%, 3/1/2036	395,000	421,698
Series A, 5.00%, 3/1/2020	220,000	226,818
Series A, 5.00%, 3/1/2021	350,000	372,407
Series A, 5.00%, 3/1/2022	185,000	202,494
Series A, 5.00%, 3/1/2024	300,000	344,325
Series A, 5.00%, 3/1/2025	925,000	1,084,350
Series A, 5.00%, 3/1/2026	780,000	932,474
Series A, 5.00%, 3/1/2029	135,000	153,517
Series A, 5.00%, 3/1/2030	250,000	294,800
Series A, 5.00%, 3/1/2031	100,000	117,224
Houston, TX, Independent School District Public Facility Corp. 5.00%, 9/15/2020	2,730,000	2,865,981
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	50,000	51,492
5.00%, 2/15/2022 (b)	100,000	109,553
Security Description	Principal Amount	Value
5.00%, 2/15/2023 (b)	$665,000	$749,189
5.00%, 2/15/2024 (b)	650,000	750,834
5.00%, 2/15/2025 (b)	3,100,000	3,660,821
5.00%, 2/15/2027 (b)	500,000	613,845
5.00%, 2/15/2042 (b)	315,000	365,699
Series A, 4.00%, 2/15/2033 (b)	700,000	764,358
Series A, 4.00%, 2/15/2040 (b)	130,000	137,578
Series A, 5.00%, 2/15/2020 (b)	195,000	200,819
Series A, 5.00%, 2/15/2022 (b)	390,000	427,257
Series A, 5.00%, 2/15/2027 (b)	555,000	665,922
Series A, 5.00%, 2/15/2030 (b)	395,000	469,900
Series A, 5.00%, 2/15/2031 (b)	445,000	526,568
Series A-2-REMK 06/01, 3.00%, 6/1/2039 (a) (b)	105,000	105,229
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (b)	110,000	132,888
Series B, 5.00%, 2/15/2020 (b)	200,000	205,986
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	172,333
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	263,530
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (b)	175,000	197,015
Judson, TX, Independent School District, General Obligation:
Series B, 4.00%, 2/1/2041 (b)	300,000	316,719
Series B, 5.00%, 2/1/2025 (b)	225,000	264,528
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	199,702
5.00%, 2/15/2042 (b)	230,000	266,667
5.00%, 2/15/2043 (b)	1,285,000	1,510,209
Series A, 5.00%, 2/15/2027 (b)	635,000	746,366
Series A, 5.00%, 2/15/2028 (b)	1,015,000	1,188,118
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,537,347
Series D, 5.00%, 2/15/2025 (b)	405,000	477,774

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	$565,000	$591,289
Series A, 5.00%, 8/15/2027 (b)	145,000	173,166
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	105,067
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b)	5,095,000	5,901,691
Lamar, TX, Consolidated Independent School District, General Obligation:
4.00%, 2/15/2045 (b)	140,000	146,807
5.00%, 2/15/2021 (b)	600,000	638,100
5.00%, 2/15/2022 (b)	110,000	120,443
Leander, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2036 (b)	335,000	171,554
2.50%, 8/15/2040 (a) (b)	100,000	99,459
Series A, Zero Coupon, 8/16/2044 (b)	100,000	37,230
Series A, 2.25%, 8/15/2045 (a) (b)	150,000	147,108
Series A, 5.00%, 8/15/2026 (b)	640,000	763,667
Series A, 5.00%, 8/15/2038 (b)	100,000	114,026
Series A, 5.00%, 8/15/2040 (b)	355,000	402,996
Series D, Zero Coupon, 8/15/2020 (b)	335,000	327,617
Series D, Zero Coupon, 8/15/2023 (b)	100,000	92,232
Series D, Zero Coupon, 8/15/2024 (b)	130,000	116,917
Series D, Zero Coupon, 8/15/2036 (b)	160,000	79,027
Series D, Zero Coupon, 8/15/2037 (b)	150,000	70,506
Series D, Zero Coupon, 8/15/2039 (b)	585,000	246,618
Series D, Zero Coupon, 8/15/2041 (b)	40,000	15,216
Series D, 0.01%, 8/15/2040 (b)	615,000	246,129
Lewisville, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2026 (b)	180,000	202,561
Series A, 4.00%, 8/15/2027 (b)	110,000	123,492
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2021 (b)	$105,000	$113,497
Series A, 5.00%, 8/15/2022 (b)	560,000	623,347
Series B, 3.25%, 8/15/2036 (b)	100,000	101,128
Series B, 5.00%, 8/15/2023 (b)	300,000	342,888
Series B, 5.00%, 8/15/2024 (b)	135,000	158,028
Series B, 5.00%, 8/15/2026 (b)	300,000	365,487
Series B, 5.00%, 8/15/2028	525,000	621,584
Little Elm, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2042 (b)	3,000,000	3,534,090
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	466,788
Series B, 5.00%, 2/15/2021	585,000	622,370
Series B, 5.00%, 2/15/2023	290,000	326,250
Series B, 5.00%, 2/15/2024	295,000	340,315
Series B, 5.00%, 2/15/2025	355,000	419,006
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	174,954
5.00%, 2/15/2024	410,000	472,357
5.00%, 2/15/2025	2,575,000	3,032,989
5.00%, 2/15/2029	100,000	125,993
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (b)	355,000	367,397
Montgomery Independent School District 5.00%, 2/15/2028 (b)	245,000	286,378
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	496,983
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (b)	300,000	343,317
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	424,553
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	230,000	249,966
5.00%, 8/1/2024 (b)	370,000	431,490
5.00%, 8/1/2043 (b)	5,000,000	5,819,100
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	640,000	739,248
5.00%, 9/1/2027	200,000	237,410

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2028	$4,020,000	$4,753,288
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	199,175
4.00%, 8/15/2045 (b)	275,000	287,348
5.00%, 8/1/2021 (b)	250,000	269,610
VRN, 1.45%, 6/1/2047 (a) (b)	135,000	134,611
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	275,000	320,078
5.00%, 2/15/2042 (b)	380,000	434,602
Series A, 5.00%, 2/15/2025 (b)	55,000	64,816
Series B, 5.00%, 2/15/2023 (b)	230,000	259,026
Series B, 5.00%, 2/15/2026 (b)	260,000	305,926
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (b)	100,000	100,516
Pearland, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	490,000	578,435
Pflugerville, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (b)	250,000	288,783
5.00%, 2/15/2028 (b)	135,000	154,243
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	735,000	781,533
Series A, 5.00%, 2/15/2022 (b)	125,000	136,904
Series A, 5.00%, 2/15/2028 (b)	200,000	239,304
Series B, 5.00%, 2/15/2021 (b)	525,000	558,238
Port Arthur, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2045 (b)	165,000	186,351
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	150,000	181,809
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	323,548
5.00%, 2/1/2025	125,000	147,795
5.00%, 2/1/2026	2,645,000	3,188,812
Security Description	Principal Amount	Value
5.00%, 2/1/2027	$375,000	$454,440
5.00%, 2/1/2028	515,000	621,842
5.00%, 2/1/2041	260,000	304,582
5.00%, 2/1/2042	260,000	304,270
San Antonio, TX, General Obligation:
5.00%, 2/1/2020	350,000	359,979
5.00%, 2/1/2025	170,000	195,927
5.00%, 2/1/2027	925,000	1,083,591
5.00%, 8/1/2037	320,000	384,886
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	335,000	366,902
5.00%, 2/15/2023 (b)	2,080,000	2,342,496
5.00%, 2/15/2024 (b)	315,000	363,866
5.00%, 2/15/2027 (b)	510,000	599,775
Series B, 5.00%, 8/15/2043 (b)	620,000	700,482
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	285,000	295,995
Series A, 5.00%, 5/15/2024	255,000	291,870
Series A, 5.00%, 5/15/2029	210,000	250,131
Series A, 5.00%, 5/15/2030	500,000	592,460
Series C, 4.00%, 5/15/2037	130,000	138,921
Series C, 5.00%, 5/15/2026	200,000	241,476
Series C, 5.00%, 5/15/2030	160,000	191,498
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	540,230
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (b)	110,000	115,722
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (b)	550,000	648,719
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	222,486
5.00%, 8/15/2025 (b)	280,000	334,852
5.00%, 8/15/2026 (b)	550,000	653,235
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2020	130,000	134,065
5.00%, 3/1/2024	240,000	277,538
5.00%, 3/1/2025	250,000	295,522
5.00%, 3/1/2026	580,000	687,399
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	275,640
Series B, 5.00%, 5/15/2029	150,000	170,252
Series C, 5.00%, 5/15/2025	220,000	261,373

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 5/15/2026	$140,000	$158,901
Series E, 5.00%, 5/15/2027	160,000	197,301
Texas, State General Obligation:
5.00%, 4/1/2019	150,000	150,000
5.00%, 10/1/2019	100,000	101,707
5.00%, 4/1/2020	195,000	201,632
5.00%, 10/1/2020	1,820,000	1,912,292
5.00%, 10/1/2023	825,000	944,930
5.00%, 4/1/2025	685,000	812,067
5.00%, 4/1/2026	310,000	358,258
5.00%, 4/1/2028	160,000	183,586
5.00%, 4/1/2043	1,450,000	1,667,195
Series A, 4.00%, 10/1/2033	130,000	143,244
Series A, 5.00%, 10/1/2019	185,000	188,158
Series A, 5.00%, 10/1/2021	200,000	216,774
Series A, 5.00%, 10/1/2022	560,000	624,630
Series A, 5.00%, 4/1/2023	375,000	423,960
Series A, 5.00%, 10/1/2023	1,400,000	1,603,518
Series A, 5.00%, 10/1/2024	355,000	416,390
Series A, 5.00%, 4/1/2025	160,000	189,680
Series A, 5.00%, 10/1/2025	1,105,000	1,293,557
Series A, 5.00%, 4/1/2026	100,000	121,050
Series A, 5.00%, 10/1/2026	400,000	474,255
Series A, 5.00%, 10/1/2027	280,000	333,511
Series A, 5.00%, 10/1/2028	445,000	516,876
Series A, 5.00%, 4/1/2029	100,000	119,756
Series A, 5.00%, 10/1/2030	3,055,000	3,549,736
Series A, 5.00%, 10/1/2032	200,000	242,054
Series A, 5.00%, 4/1/2033	1,025,000	1,208,096
Series A, 5.00%, 4/1/2044	500,000	571,325
Series B, 5.00%, 10/1/2029	100,000	123,053
Series B, 5.00%, 10/1/2033	360,000	434,236
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	230,000	249,407
5.00%, 10/1/2023	240,000	274,776
5.00%, 10/1/2024	265,000	310,371
5.00%, 10/1/2025	2,160,000	2,583,014
Series A, 3.00%, 10/1/2021	100,000	103,557
Series A, 5.00%, 4/1/2020	565,000	584,498
Series A, 5.00%, 4/1/2022	520,000	571,964
Series A, 5.00%, 4/1/2023	155,000	175,172
Series A, 5.00%, 10/1/2024	545,000	638,309
Series A, 5.00%, 10/1/2025	635,000	759,358
Series A, 5.00%, 10/1/2026	275,000	335,398
Series A, 5.00%, 4/1/2033	260,000	297,391
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2021	125,000	133,188
Series A, 5.00%, 3/15/2022	250,000	274,625
Series A, 5.00%, 3/15/2023	200,000	225,836
Series A, 5.00%, 3/15/2025	880,000	1,043,856
Series A, 5.00%, 3/15/2026	735,000	878,447
Series A, 5.00%, 3/15/2028	1,245,000	1,509,600
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2029	$140,000	$169,130
Series A, 5.00%, 3/15/2030	2,335,000	2,800,903
Series A, 5.00%, 3/15/2031	3,395,000	4,039,982
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	164,162
4.00%, 10/15/2036	2,925,000	3,179,299
5.00%, 4/15/2024	220,000	255,281
5.00%, 4/15/2026	135,000	163,638
5.00%, 4/15/2027	2,990,000	3,655,664
5.00%, 4/15/2029	340,000	411,597
5.00%, 8/1/2033 (d)	3,000,000	3,723,120
5.00%, 10/15/2041	4,050,000	4,724,568
Series A, 4.00%, 10/15/2033	2,020,000	2,203,578
Series A, 4.00%, 10/15/2037	180,000	196,492
Series A, 4.00%, 10/15/2040	115,000	122,406
Series A, 4.00%, 10/15/2052	125,000	132,254
Series A, 5.00%, 4/15/2020	100,000	103,574
Series A, 5.00%, 10/15/2020	130,000	136,842
Series A, 5.00%, 4/15/2021	100,000	106,930
Series A, 5.00%, 4/15/2026	135,000	161,939
Series A, 5.00%, 4/15/2027	120,000	148,060
Series A, 5.00%, 10/15/2029	125,000	147,574
Series A, 5.00%, 10/15/2031	575,000	672,589
Series A, 5.00%, 10/15/2040	600,000	687,948
Series B, 5.00%, 10/15/2032	6,870,000	8,451,817
Series B, 5.00%, 10/15/2038	2,020,000	2,430,403
Tomball, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	115,000	135,735
5.00%, 2/15/2043 (b)	2,400,000	2,709,024
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	135,310
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2020	215,000	224,638
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	343,209
5.00%, 8/1/2025	335,000	398,074
5.00%, 8/1/2029	4,115,000	5,027,378
5.00%, 8/1/2030	100,000	121,374
5.00%, 8/1/2037	595,000	704,522
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	297,118
Series A, 5.00%, 2/15/2024	1,300,000	1,499,030
Series A, 5.00%, 2/15/2025	380,000	447,819
Series A, 5.00%, 2/15/2030	175,000	206,339
Series C, 4.00%, 2/15/2039	1,025,000	1,085,854
University of North Texas Revenue:

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/15/2025	$200,000	$237,050
Series A, 5.00%, 4/15/2027	1,250,000	1,529,750
Series A, 5.00%, 4/15/2029	285,000	344,223
Series A, 5.00%, 4/15/2030	120,000	143,803
Series A, 5.00%, 4/15/2031	115,000	136,816
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	140,948
Series A, 5.00%, 7/1/2032	120,000	140,334
Series A, 5.25%, 7/1/2029	85,000	100,696
Series A, 5.50%, 7/1/2025	180,000	219,755
Series A, 5.50%, 7/1/2026	125,000	151,618
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	385,151
Series B, 4.00%, 7/1/2034	300,000	325,344
Series B, 5.00%, 7/1/2021	150,000	161,498
Series B, 5.00%, 7/1/2024	175,000	204,363
Series B, 5.00%, 7/1/2025	265,000	308,738
Series B, 5.00%, 7/1/2027	60,000	69,739
Series B, 5.00%, 7/1/2029	145,000	170,593
University of Texas, Revenue:
Series A, 5.00%, 8/15/2037	545,000	624,390
Series B, 2.50%, 8/15/2036 (a)	535,000	530,158
Series B, 2.50%, 8/15/2046 (a)	455,000	452,106
Series B, 4.00%, 8/15/2036	350,000	376,586
Series B, 5.00%, 8/15/2026	340,000	415,269
Series B, 5.00%, 8/15/2027	405,000	469,569
Series C, 3.00%, 8/15/2035	470,000	470,479
Series C, 5.00%, 8/15/2027	100,000	124,379
Series E, 5.00%, 8/15/2026	140,000	170,993
Series E, 5.00%, 8/15/2027	100,000	124,379
Series F, 2.00%, 8/15/2041 (a)	3,745,000	3,513,035
Series H, 5.00%, 8/15/2019	210,000	212,678
Series H, 5.00%, 8/15/2020	115,000	120,402
Series H, 5.00%, 8/15/2022	255,000	283,491
Series I, 5.00%, 8/15/2023	110,000	125,675
Series I, 5.00%, 8/15/2024	3,055,000	3,577,833
Series J, 5.00%, 8/15/2024	315,000	368,909
Series J, 5.00%, 8/15/2025	260,000	311,106
Series J, 5.00%, 8/15/2026	200,000	244,276
Series J, 5.00%, 8/15/2027	425,000	516,069
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	213,338
5.00%, 7/15/2026	280,000	338,254
5.00%, 7/15/2028	505,000	608,333
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	162,838
5.00%, 2/1/2024	125,000	143,814
Security Description	Principal Amount	Value
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	$170,000	$176,350
Ysleta, TX, Independent School District, General Obligation 5.00%, 8/15/2027 (b)	300,000	347,166
		363,411,228
UTAH — 0.7%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	116,010
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2037	1,250,000	1,358,662
Series B, 5.00%, 10/1/2027	145,000	180,373
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,888,635
Series B-1, 5.00%, 8/1/2023	170,000	193,953
Series B-1, 5.00%, 8/1/2028	100,000	123,544
Utah, State General Obligation:
5.00%, 7/1/2023	2,800,000	3,193,764
5.00%, 7/1/2025	30,000	35,918
5.00%, 7/1/2026	4,280,000	5,234,954
5.00%, 7/1/2027	360,000	443,646
5.00%, 7/1/2029	2,655,000	3,373,735
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	2,585,000	3,155,303
Series A, 5.00%, 6/15/2028	160,000	189,030
Series A, 5.00%, 6/15/2038	505,000	579,301
		21,066,828
VIRGINIA — 2.7%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	270,352
5.00%, 8/15/2032	4,690,000	5,818,789
Series B, 5.00%, 8/15/2027	165,000	202,138
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	398,613
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	570,245
Series A, 4.00%, 10/1/2036	305,000	335,094
Series A, 5.00%, 10/1/2025	185,000	217,843
Series A, 5.00%, 10/1/2032	100,000	118,811
Series B, 4.00%, 10/1/2025	400,000	456,764
Series B, 5.00%, 10/1/2022	240,000	268,394
Series B, 5.00%, 10/1/2025	200,000	239,916
Series C, 5.00%, 10/1/2020	100,000	105,132

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	$3,500,000	$3,606,050
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	795,960
Hampton Roads, VA, Sanitation District Wastewater Revenue Series A, 5.00%, 7/1/2023	330,000	375,969
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	250,230
Series A, 3.00%, 8/1/2036	250,000	248,815
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,210,080
Series A, 5.00%, 7/1/2036	1,000,000	1,197,840
Series A, 5.00%, 7/1/2038	650,000	773,487
Series A, 5.00%, 7/1/2042	2,495,000	2,942,877
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	167,381
Richmond, VA, General Obligation Series A, 5.00%, 3/1/2025	105,000	118,747
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	320,238
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	591,400
Series B, 5.00%, 8/1/2021	8,500,000	9,187,055
Series B, 5.00%, 4/1/2044	5,000,000	5,910,800
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	441,964
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2041	300,000	285,234
4.00%, 5/15/2038	3,680,000	3,966,904
5.00%, 9/15/2019	100,000	101,577
5.00%, 3/15/2020	270,000	278,932
5.00%, 3/15/2021	130,000	138,671
5.00%, 3/15/2022	150,000	164,867
5.00%, 9/15/2023	1,800,000	2,061,792
5.00%, 3/15/2025	2,875,000	3,415,701
5.00%, 9/15/2027	2,425,000	2,958,670
5.00%, 9/15/2028	250,000	304,242
5.00%, 3/15/2032	130,000	157,820
Series A, 5.00%, 5/15/2020	150,000	155,822
Series A, 5.00%, 5/15/2029	4,695,000	5,802,410
Series A, 5.00%, 5/15/2032	100,000	121,537
Series B, 5.00%, 5/15/2022	200,000	220,890
Security Description	Principal Amount	Value
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2024	$320,000	$369,930
5.00%, 2/1/2025	155,000	183,455
5.00%, 2/1/2031	410,000	493,320
Series A, 5.00%, 2/1/2020	435,000	447,363
Series A, 5.00%, 2/1/2021	380,000	403,492
Series A, 5.00%, 2/1/2022	305,000	333,872
Series A, 5.00%, 2/1/2023	150,000	168,989
Series A, 5.00%, 2/1/2024	160,000	185,126
Series A, 5.00%, 9/1/2028	1,835,000	2,220,405
Series A, 5.00%, 2/1/2031	500,000	593,040
Series B, 5.00%, 2/1/2022	100,000	109,487
Series D, 5.00%, 2/1/2020	50,000	51,421
Series D, 5.00%, 2/1/2022	330,000	361,307
Series D, 5.00%, 2/1/2023	250,000	281,647
Series D, 5.00%, 2/1/2024	210,000	242,978
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	860,000	953,018
Series B, 5.00%, 6/1/2026	200,000	239,266
Series B, 5.00%, 6/1/2028	3,495,000	4,149,613
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2029	490,000	509,448
Series A, 3.00%, 8/1/2032	210,000	212,512
Series A, 4.00%, 8/1/2034 (d)	820,000	920,130
Series A, 4.00%, 8/1/2035 (d)	260,000	290,150
Series A, 5.00%, 8/1/2025	100,000	119,555
Series A, 5.00%, 8/1/2029	150,000	184,805
Series B, 5.00%, 8/1/2022	485,000	538,757
Series B, 5.00%, 8/1/2024	740,000	865,859
Series C, 4.00%, 8/1/2025	415,000	462,642
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2019	100,000	100,832
5.00%, 8/1/2025	175,000	210,033
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	300,320
5.00%, 10/1/2027	515,000	617,258
5.00%, 11/1/2040	2,500,000	2,933,800
5.00%, 11/1/2045	160,000	187,226
Series B, 5.00%, 11/1/2023	20,000	21,770
		77,538,879
WASHINGTON — 4.4%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation 5.00%, 12/1/2029	150,000	184,982

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	$185,000	$222,509
Series S1, 5.00%, 11/1/2035	335,000	396,117
Series S-1, 5.00%, 11/1/2025	160,000	192,440
Series S-1, 5.00%, 11/1/2027	85,000	101,256
Series S-1, 5.00%, 11/1/2030	385,000	452,968
Series S-1, 5.00%, 11/1/2035	105,000	121,404
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue Series S-1, 5.00%, 11/1/2036	2,825,000	3,254,993
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2025	180,000	214,803
5.00%, 7/1/2026	535,000	635,617
5.00%, 7/1/2028	145,000	182,394
Series A, 5.00%, 7/1/2022	130,000	143,978
Series A, 5.00%, 7/1/2025	205,000	244,637
Series A, 5.00%, 7/1/2026	930,000	997,425
Series A, 5.00%, 7/1/2027	3,290,000	3,623,784
Series A, 5.00%, 7/1/2028	860,000	1,004,415
Series A, 5.00%, 7/1/2031	295,000	337,881
Series A, 5.00%, 7/1/2033	545,000	654,916
Series A, 5.00%, 7/1/2038	175,000	198,513
Series C, 5.00%, 7/1/2025	605,000	703,754
Series C, 5.00%, 7/1/2027	125,000	144,559
Series C, 5.00%, 7/1/2030	290,000	359,722
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	214,803
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	552,453
Energy Northwest, WA, Electricity Revenue Series A, 5.00%, 7/1/2021	360,000	387,342
King & Snohomish Counties School District No 417 Northshore, General Obligation 4.00%, 12/1/2019	100,000	101,637
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,621,300
5.00%, 12/1/2036	3,000,000	3,607,200
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	480,678
4.00%, 12/1/2035	1,300,000	1,401,179
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	159,441
Security Description	Principal Amount	Value
5.00%, 12/1/2029	$300,000	$363,213
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	802,342
5.00%, 12/1/2028	100,000	121,806
5.00%, 12/1/2031	100,000	121,933
5.00%, 12/1/2032	300,000	364,518
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	125,875
4.00%, 12/1/2030	2,500,000	2,770,550
5.00%, 12/1/2019	200,000	204,590
5.00%, 12/1/2022	1,040,000	1,166,225
5.00%, 12/1/2030	2,665,000	3,226,516
5.00%, 12/1/2031	2,035,000	2,447,698
King County, WA, General Obligation:
5.00%, 7/1/2022	100,000	110,853
5.00%, 7/1/2025	170,000	200,469
5.00%, 7/1/2027	160,000	188,347
5.00%, 7/1/2029	560,000	655,799
5.00%, 7/1/2031	225,000	261,569
Series E, 5.00%, 12/1/2028	225,000	270,401
Series E, 5.00%, 12/1/2029	305,000	364,789
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	1,785,000	2,018,228
5.00%, 7/1/2042	200,000	233,262
Series A, 4.00%, 7/1/2035	1,765,000	1,895,292
Series B, 5.00%, 7/1/2027	125,000	144,559
Series B, 5.00%, 7/1/2039	3,525,000	3,907,251
Series B, 5.00%, 7/1/2041	100,000	115,337
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	143,183
5.00%, 12/1/2034	100,000	114,456
5.00%, 12/1/2039	180,000	206,451
5.25%, 12/1/2038	500,000	582,590
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2030	495,000	599,297
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	216,628
4.00%, 4/1/2041	200,000	211,600
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	116,314
5.00%, 1/1/2038	2,040,000	2,392,165
Series A, 5.00%, 6/1/2020	135,000	140,412
Series A, 5.00%, 6/1/2023	100,000	113,724
Series A, 5.00%, 6/1/2024	225,000	262,357

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2025	$1,760,000	$2,099,838
Series A, 5.00%, 6/1/2026	7,170,000	8,536,315
Seattle, WA, Municipal Light & Power Revenue Series B, 4.00%, 5/1/2045	175,000	182,970
Seattle, WA, Water System Revenue:
5.00%, 5/1/2021	635,000	680,174
5.00%, 5/1/2024	100,000	116,265
5.00%, 8/1/2030	200,000	241,514
Snohomish County, School District No 201 Snohomish, General Obligation 5.00%, 12/1/2027	2,500,000	2,982,975
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	215,000	247,190
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	352,844
Series A, 5.00%, 12/1/2032	360,000	427,280
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	320,415
Series B, 5.00%, 6/1/2027	120,000	141,784
Series B, 5.00%, 6/1/2037	3,090,000	3,529,027
Washington, State:
5.00%, 7/1/2020	105,000	109,481
Series A, 5.00%, 7/1/2021	250,000	268,758
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	114,225
5.00%, 8/1/2033	255,000	306,385
Series 201, 5.00%, 8/1/2040	3,080,000	3,511,600
Series 2016A, 5.00%, 7/1/2021	165,000	177,571
Series 2016A, 5.00%, 7/1/2024	165,000	192,865
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,121,902
Series A, 5.00%, 8/1/2019	125,000	126,438
Series A, 5.00%, 8/1/2027	225,000	267,587
Series A, 5.00%, 8/1/2031	430,000	505,644
Series A, 5.00%, 8/1/2034	300,000	353,652
Series A, 5.00%, 8/1/2035	1,245,000	1,469,695
Series A, 5.00%, 8/1/2037	310,000	367,573
Series A, 5.00%, 8/1/2043	3,700,000	4,373,326
Series A-1, 5.00%, 8/1/2024	370,000	433,344
Series A-1, 5.00%, 8/1/2033	120,000	139,483
Series A-1, 5.00%, 8/1/2034	300,000	347,814
Series A-1, 5.00%, 8/1/2036	550,000	634,370
Series A-1, 5.00%, 8/1/2040	300,000	342,039
Series B, 5.00%, 7/1/2024	355,000	414,952
Series B, 5.00%, 2/1/2028	600,000	704,034
Series B, 5.00%, 2/1/2029	135,000	157,748
Series B, 5.00%, 7/1/2029	530,000	630,674
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2031	$355,000	$418,162
Series B, 5.00%, 7/1/2033	285,000	333,783
Series B, 5.00%, 2/1/2037	500,000	569,680
Series C, 5.00%, 2/1/2020	220,000	226,347
Series C, 5.00%, 2/1/2022	10,760,000	11,783,922
Series C, 5.00%, 2/1/2023	100,000	112,699
Series C, 5.00%, 2/1/2032	105,000	123,667
Series C, 5.00%, 2/1/2035	450,000	515,862
Series C, 5.00%, 2/1/2039	3,000,000	3,455,190
Series D, 5.00%, 2/1/2021	325,000	345,397
Series D, 5.00%, 2/1/2025	250,000	288,210
Series D, 5.00%, 2/1/2027	185,000	212,904
Series D, 5.00%, 2/1/2029	250,000	298,713
Series D, 5.00%, 2/1/2031	390,000	441,987
Series D, 5.00%, 2/1/2034	135,000	152,433
Series D, 5.00%, 2/1/2037	100,000	115,727
Series R, 5.00%, 7/1/2026	120,000	141,284
Series R-2015, 4.00%, 7/1/2026	450,000	499,995
Series R-2015-C, 5.00%, 7/1/2021	100,000	107,619
Series R-2015-C, 5.00%, 7/1/2031	4,740,000	5,471,429
Series R-2015-D, 5.00%, 7/1/2027	335,000	393,749
Series R-2015E, 5.00%, 7/1/2021	125,000	134,524
Series R-2015E, 5.00%, 7/1/2024	175,000	204,554
Series R-2015E, 5.00%, 7/1/2025	315,000	371,268
Series R-2015E, 5.00%, 7/1/2026	65,000	76,529
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,889,381
Series R-2017A, 4.00%, 8/1/2019	110,000	110,904
Series R-2017A, 5.00%, 8/1/2022	255,000	283,353
Series R-2017A, 5.00%, 8/1/2023	100,000	114,225
Series R-2017A, 5.00%, 8/1/2027	500,000	609,760
Series R-2017C, 5.00%, 8/1/2022	460,000	511,147
Series R-2017C, 5.00%, 8/1/2024	350,000	409,920
Series R-2017C, 5.00%, 8/1/2025	135,000	161,577
Series R-2018D, 5.00%, 8/1/2029	290,000	355,540
Series R-H, 5.00%, 7/1/2026	110,000	129,511
Series R-H, 5.00%, 7/1/2030	2,165,000	2,509,213
		124,889,615

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.2%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	$2,000,000	$2,358,360
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2022	225,000	248,821
Series A, 5.00%, 11/1/2022	680,000	761,002
Series A, 5.00%, 6/1/2024	140,000	163,093
Series A, 5.00%, 6/1/2025	230,000	274,114
Series A, 5.00%, 6/1/2026	130,000	157,769
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	507,162
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	892,455
		5,362,776
WISCONSIN — 1.8%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	121,592
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	213,540
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	144,719
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,094,585
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	356,196
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	7,000,000	8,585,710
Series B, 5.00%, 5/1/2031	105,000	124,303
Series B, 5.00%, 5/1/2032	550,000	649,011
Series B, 5.00%, 5/1/2033	115,000	135,076
Series B, 5.00%, 5/1/2034	275,000	322,066
Series B, 5.00%, 5/1/2035	350,000	408,835
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	535,000	623,066
5.00%, 6/1/2029	1,610,000	1,875,022
5.00%, 6/1/2030	1,785,000	2,078,829
5.00%, 6/1/2031	1,330,000	1,548,931
Wisconsin, State Department of Transportation Revenue:
5.00%, 7/1/2020 (d)	1,320,000	1,376,258
Series 1, 5.00%, 7/1/2019	145,000	146,235
Series 1, 5.00%, 7/1/2022	315,000	317,731
Series 1, 5.00%, 7/1/2024	205,000	239,733
Series 1, 5.00%, 7/1/2026	1,270,000	1,550,454
Series 1, 5.00%, 7/1/2031	235,000	260,730
Series A, 5.00%, 7/1/2031	320,000	366,582
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2019	235,000	236,328
Series A, 5.00%, 6/1/2026	140,000	166,852
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2027	$330,000	$392,446
Wisconsin, State General Obligation:
5.00%, 5/1/2024	735,000	856,106
5.00%, 5/1/2025	85,000	101,332
5.00%, 5/1/2027	135,000	159,143
5.00%, 11/1/2028	205,000	252,421
5.00%, 5/1/2029	160,000	187,309
Series 1, 5.00%, 5/1/2020	140,000	145,215
Series 1, 5.00%, 11/1/2022	435,000	486,982
Series 1, 5.00%, 5/1/2024	110,000	124,634
Series 1, 5.00%, 11/1/2025	290,000	343,876
Series 1, 5.00%, 11/1/2027	275,000	324,181
Series 2, 5.00%, 11/1/2022	500,000	559,750
Series 2, 5.00%, 11/1/2024	1,145,000	1,349,543
Series 2, 5.00%, 11/1/2026	1,295,000	1,591,037
Series 2, 5.00%, 11/1/2027	1,780,000	2,201,308
Series 2, 5.00%, 11/1/2028	575,000	708,009
Series 3, 5.00%, 11/1/2021	210,000	228,398
Series 3, 5.00%, 11/1/2022	195,000	218,302
Series 3, 5.00%, 11/1/2023	180,000	202,045
Series 3, 5.00%, 11/1/2025	335,000	373,666
Series 3, 5.00%, 11/1/2031	530,000	639,726
Series 4, 5.00%, 5/1/2025	375,000	440,899
Series 4, 5.00%, 5/1/2026	645,000	757,217
Series A, 5.00%, 5/1/2023	190,000	209,884
Series A, 5.00%, 5/1/2024	1,030,000	1,169,977
Series A, 5.00%, 5/1/2026	355,000	411,997
Series A, 5.00%, 5/1/2027	4,045,000	4,634,627
Series A, 5.00%, 5/1/2035	130,000	149,223
Series B, 4.00%, 5/1/2023	355,000	388,853
Series B, 5.00%, 5/1/2023	1,340,000	1,389,768
Series B, 5.00%, 5/1/2025	550,000	570,427
Series B, 5.00%, 5/1/2028	100,000	110,465
Series B, 5.00%, 5/1/2029	160,000	176,744
Series B, 5.00%, 5/1/2030	2,900,000	3,203,485
Series C, 5.00%, 5/1/2029	300,000	349,578
Series D, 4.00%, 5/1/2029	105,000	115,031
Series D, 5.00%, 5/1/2032	120,000	136,706
Series D, 5.00%, 5/1/2033	1,240,000	1,410,314
		50,013,008
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,776,155,529)		2,841,394,445

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f) (Cost $10,141,718)	10,141,718	$10,141,718
TOTAL INVESTMENTS — 100.2% (Cost $2,786,297,247)		2,851,536,163
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,179,522)
NET ASSETS — 100.0%		$2,846,356,641
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.4%
Assured Guaranty Municipal Corp.	0.4%
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.

VRN	= Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,841,394,445	$—	$2,841,394,445
Short-Term Investment	10,141,718	—	—	10,141,718
TOTAL INVESTMENTS	$10,141,718	$2,841,394,445	$—	$2,851,536,163
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,567,027	$1,567,027	$368,642,243	$360,067,552	$—	$—	10,141,718	$10,141,718	$156,382	$—
See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.7%
ALABAMA — 0.5%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2020	$275,000	$288,332
Series A, 5.00%, 9/1/2021	205,000	221,738
Series A, 5.00%, 9/1/2022	3,090,000	3,441,766
Series A, 5.00%, 9/1/2023	3,950,000	4,521,723
Series B, 5.00%, 9/1/2023	5,000,000	5,723,700
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2021	405,000	428,911
Series B, 5.00%, 1/1/2023	250,000	280,898
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2021	320,000	345,331
Series A, 5.00%, 8/1/2022	1,675,000	1,862,399
		17,114,798
ALASKA — 0.2%
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2020	5,100,000	5,348,727
Series C, 5.00%, 9/1/2019	100,000	101,437
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	215,000	216,817
		5,666,981
ARIZONA — 3.2%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	270,290
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,676,417
Series B, 5.00%, 7/1/2023	8,000,000	9,118,000
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2020	250,000	260,765
Series A, 5.00%, 7/1/2021	100,000	107,665
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 1/1/2020	305,000	312,918
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue:
Series A, 5.00%, 1/1/2023	4,355,000	4,899,985
Series A, 5.00%, 1/1/2024	1,965,000	2,268,789
Arizona, State:
5.00%, 9/1/2020	250,000	262,013
5.00%, 10/1/2021	6,015,000	6,510,215
5.00%, 9/1/2022	185,000	205,539
Arizona, State Transportation Board, Highway Revenue:
Security Description	Principal Amount	Value
5.00%, 7/1/2023	$7,625,000	$8,697,304
Series A, 5.00%, 7/1/2021	205,000	220,523
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	470,000	490,238
5.00%, 7/1/2021	265,000	285,312
5.00%, 7/1/2022	3,195,000	3,543,894
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	110,853
Chandler, AZ, General Obligation 3.00%, 7/1/2019	85,000	85,312
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	16,167,179
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,959,220
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	312,228
5.00%, 7/1/2022	355,000	393,766
Maricopa County, AZ, Special Health Care District, General Obligation 5.00%, 7/1/2022	250,000	276,712
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	85,000	85,516
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
Series B, 5.00%, 7/1/2020	18,550,000	19,348,763
Series B, 5.00%, 7/1/2021	285,000	306,845
Phoenix, AZ, General Obligation:
4.00%, 7/1/2020	200,000	206,126
4.00%, 7/1/2021	415,000	437,485
4.00%, 7/1/2022	115,000	123,930
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,454,096
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2020	190,000	197,617
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	182,536
5.00%, 7/1/2023	4,900,000	5,578,258
5.00%, 7/1/2024	6,200,000	7,236,888
Salt River, AZ, Project Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	210,000	236,279

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2024	$3,530,000	$4,075,738
Scottsdale, AZ, General Obligation 4.00%, 7/1/2020	11,150,000	11,492,974
		114,398,188
ARKANSAS — 0.1%
Arkansas, State General Obligation:
4.25%, 6/1/2023	1,305,000	1,443,695
5.00%, 4/1/2020	650,000	672,302
5.00%, 10/1/2020	125,000	131,396
5.00%, 10/1/2021	100,000	108,438
		2,355,831
CALIFORNIA — 18.4%
Alameda County, CA, Transportation Authority Sales Tax Revenue 5.00%, 3/1/2021	320,000	342,432
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	108,747
Beverly Hills, CA, Unified School District, General Obligation 3.00%, 8/1/2021	3,000,000	3,116,070
California Educational Facilities Authority Revenue Series U-5, 5.00%, 5/1/2021	350,000	376,621
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2019	160,000	162,909
5.00%, 10/1/2020	21,050,000	22,194,699
5.00%, 10/1/2021	12,430,000	13,549,197
California Infrastructure & Economic Development Bank Revenue 5.00%, 10/1/2022	155,000	174,353
California Municipal Finance Authority Revenue:
5.00%, 10/1/2020	320,000	337,302
5.00%, 10/1/2022	245,000	275,233
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.25%, 4/1/2045 (a)	28,000,000	28,325,080
4.00%, 4/1/2020	75,000	76,992
5.00%, 4/1/2019	260,000	260,000
2.10%, 4/1/2045 (a)	15,085,000	15,201,456
Series D, 1.88%, 4/1/2034 (a)	1,750,000	1,751,680
California, East Bay Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2023	125,000	138,470
Series B, 5.00%, 6/1/2021	165,000	177,964
Security Description	Principal Amount	Value
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	$1,635,000	$1,788,968
Series AW, 5.00%, 12/1/2022	375,000	423,945
Series AX, 5.00%, 12/1/2022	3,000,000	3,391,560
California, State Department of Water Resources Power Supply Revenue Series O, 5.00%, 5/1/2021	3,640,000	3,909,833
California, State General Obligation:
4.00%, 9/1/2021	150,000	158,891
4.00%, 11/1/2023	3,655,000	4,044,733
4.00%, 4/1/2024	10,000,000	11,135,800
5.00%, 8/1/2019	250,000	252,968
5.00%, 9/1/2019	200,000	202,974
5.00%, 10/1/2019	200,000	203,576
5.00%, 3/1/2020	175,000	180,667
5.00%, 8/1/2020	54,445,000	57,003,915
5.00%, 9/1/2020	450,000	472,464
5.00%, 10/1/2020	10,000,000	10,527,000
5.00%, 12/1/2020	380,000	402,219
5.00%, 3/1/2021	355,000	378,561
5.00%, 8/1/2021	10,100,000	10,909,212
5.00%, 9/1/2021	20,540,000	22,242,561
5.00%, 11/1/2021	105,000	114,283
5.00%, 12/1/2021	250,000	272,788
5.00%, 5/1/2022	415,000	458,492
5.00%, 8/1/2022	2,870,000	3,194,052
5.00%, 9/1/2022	5,885,000	6,565,365
5.00%, 10/1/2022	110,000	123,014
5.00%, 11/1/2022	32,235,000	36,134,790
5.00%, 3/1/2023	1,905,000	2,153,450
5.00%, 8/1/2023	4,125,000	4,715,493
5.00%, 9/1/2023	325,000	372,339
5.00%, 10/1/2023	250,000	287,045
5.00%, 4/1/2024	3,000,000	3,484,170
4.00%, 12/1/2030 (a)	14,115,000	14,806,212
Series B, 5.00%, 9/1/2019	150,000	152,231
Series B, 5.00%, 9/1/2020	20,005,000	21,003,650
Series B, 5.00%, 9/1/2021	3,400,000	3,681,826
California, State University Revenue:
Series A, 4.00%, 11/1/2019	160,000	162,507
Series A, 4.00%, 11/1/2020	2,150,000	2,240,859
Series A, 5.00%, 11/1/2020	6,045,000	6,394,703
Series A, 5.00%, 11/1/2021	4,095,000	4,469,037
Series A, 5.00%, 11/1/2022	4,460,000	5,017,857
Series A, 5.00%, 11/1/2023	1,000,000	1,158,330
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	265,450

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Chabot-Las Positas, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2020	$2,700,000	$2,797,281
City & County of San Francisco, CA, General Obligation Series A, 5.00%, 6/15/2019	125,000	125,941
Contra Costa, CA, Transportation Authority Revenue Series B, 5.00%, 3/1/2025	100,000	103,359
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2021	325,000	347,782
Series B, 5.00%, 3/1/2024	100,000	103,359
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,383,108
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 11/1/2022	2,425,000	2,731,035
East Bay, CA, Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2022	390,000	434,234
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 10/1/2019	205,000	207,745
Series A, 5.00%, 10/1/2022	4,300,000	4,836,898
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2021	175,000	189,819
Grossmont-Cuyamaca, CA, Community College District General Obligation:
4.00%, 8/1/2020	100,000	103,603
5.00%, 8/1/2023	3,750,000	4,327,650
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
5.00%, 7/1/2023	3,675,000	4,231,064
Series A, 5.00%, 7/1/2020	11,425,000	11,948,950
Series A, 5.00%, 7/1/2021	400,000	432,788
Series A, 5.00%, 7/1/2023	2,485,000	2,862,099
Series B, 5.00%, 7/1/2022	300,000	335,088
Los Angeles, CA, Community College District, General Obligation:
3.00%, 8/1/2023	250,000	266,340
Series A, 5.00%, 8/1/2021	325,000	351,897
Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	$300,000	$324,450
Series A, 5.00%, 7/1/2023	2,360,000	2,713,906
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	1,720,000	1,978,705
Series B, 5.00%, 7/1/2020	50,000	52,262
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	231,987
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,130,900
Series A, 5.00%, 7/1/2020	15,420,000	16,087,994
Series A, 5.00%, 7/1/2021	340,000	365,589
Series A, 5.00%, 7/1/2022	27,225,000	30,133,991
Series A, 5.00%, 7/1/2023	20,450,000	23,262,693
Series B, 5.00%, 7/1/2021	140,000	150,536
Series D, 5.00%, 7/1/2020	250,000	260,830
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2022	1,570,000	1,747,551
Series D, 5.00%, 6/1/2020	3,660,000	3,817,600
Miracosta, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	120,000	121,067
Oakland Alameda County, CA, Unified School District, General Obligation 5.00%, 8/1/2020	230,000	240,467
Oakland-Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2020	125,000	130,689
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,827,340
5.00%, 2/15/2024	6,300,000	7,373,835
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	250,000	273,405
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,290,000	2,394,149
Series D, 5.00%, 8/15/2021	2,420,000	2,625,869
Series E, 5.00%, 8/15/2019	125,000	126,696
Series E, 5.00%, 8/15/2020	90,000	94,529
Series E, 5.00%, 8/15/2022	3,860,000	4,320,961

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	$5,270,000	$5,569,389
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,507,150
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2019	170,000	170,510
5.00%, 5/1/2020	1,555,000	1,617,371
Series S1, 3.00%, 5/1/2021	3,260,000	3,361,190
Series S1, 5.00%, 5/1/2021	28,285,000	30,305,963
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2019	150,000	152,288
Series A, 5.00%, 9/1/2020	1,060,000	1,114,908
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 5.00%, 5/15/2020	300,000	312,222
Series A, 5.00%, 5/15/2021	3,510,000	3,782,587
San Diego, CA, Unified School District, General Obligation:
5.00%, 7/1/2020	1,755,000	1,833,027
Series H, 5.00%, 7/1/2020	7,445,000	7,784,566
Series H-2, 5.00%, 7/1/2019	100,000	100,900
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C, 4.00%, 8/1/2019	285,000	287,554
Series C, 5.00%, 8/1/2020	100,000	104,890
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,317,100
Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,208,050
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2020	295,000	312,066
5.00%, 11/1/2023	3,280,000	3,808,801
San Francisco, CA, City & County, General Obligation Series R1, 5.00%, 6/15/2020	135,000	141,006
San Francisco, CA, Public Utilities Commission Water Revenue:
5.00%, 11/1/2021	100,000	109,240
5.00%, 11/1/2023	2,170,000	2,519,847
Security Description	Principal Amount	Value
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	$275,000	$279,230
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	325,044
Series B, 5.00%, 8/1/2022	3,260,000	3,645,006
San Jose Unified School District, General Obligation 5.00%, 8/1/2020	310,000	325,246
San Jose, CA, Financing Authority Revenue Series A, 5.00%, 6/1/2019	155,000	155,942
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 4.00%, 6/15/2019	100,000	100,551
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2022	4,690,000	5,221,940
Series A, 5.00%, 6/1/2023	4,385,000	5,038,365
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2021	10,010,000	10,821,210
Series B, 4.00%, 8/1/2023	255,000	283,496
Series B, 5.00%, 8/1/2022	12,150,000	13,562,802
Series E, 5.00%, 7/1/2021	210,000	227,165
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (a)	150,000	150,281
Series A, 5.00%, 7/1/2022	415,000	448,536
Southwestern Community College District, General Obligation Series A, 4.00%, 8/1/2020	2,550,000	2,639,811
University of California, Revenue:
Series A, 5.00%, 11/1/2020	2,040,000	2,158,014
Series A, 5.00%, 11/1/2021	5,180,000	5,653,142
Series A, 5.00%, 11/1/2023	6,245,000	7,233,772
Series AO, 5.00%, 5/15/2019	150,000	150,672
Series AO, 5.00%, 5/15/2020	6,145,000	6,400,263
Series AO, 5.00%, 5/15/2021	230,000	247,659
Series AT, 1.40%, 5/15/2046 (a)	3,260,000	3,240,114
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,800
Series I, 5.00%, 5/15/2019	230,000	231,007
Series I, 5.00%, 5/15/2020	8,355,000	8,695,383
Series I, 5.00%, 5/15/2021	385,000	414,225
Series I, 5.00%, 5/15/2022	25,000	27,757
		656,537,094

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COLORADO — 0.9%
Arapahoe County, CO, School District No. 6, General Obligation 5.00%, 12/1/2023	$1,750,000	$2,014,565
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2023	1,500,000	1,725,525
Series A-3, 5.00%, 11/15/2022	8,700,000	9,743,739
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	107,988
Series B, 5.00%, 8/1/2023	10,825,000	12,379,470
Denver, CO, City & County School District No. 1, General Obligation Series B, 4.00%, 12/1/2020	120,000	124,849
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	6,041,910
Platte River, CO, Power Authority Revenue Series JJ, 5.00%, 6/1/2020	420,000	436,838
University of Colorado, Revenue 5.25%, 6/1/2036	100,000	107,975
		32,682,859
CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	15,062,574
Series B-1, 5.00%, 7/1/2029 (a)	105,000	109,362
Series B-2, 5.00%, 7/1/2037 (a)	8,000,000	8,332,320
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	36,057,250
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,025,000	3,226,344
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	130,841
		62,918,691
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 3/1/2021	805,000	857,639
5.00%, 2/1/2022	375,000	410,906
5.00%, 3/1/2022	4,000,000	4,393,800
Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2022	$145,000	$159,275
Series B, 5.00%, 7/1/2022	3,615,000	4,008,947
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2020	7,765,000	8,096,410
5.00%, 7/1/2021	2,005,000	2,155,435
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	286,928
		20,369,340
DISTRICT OF COLUMBIA — 1.0%
District of Columbia, General Obligation:
5.00%, 10/15/2023	9,000,000	10,339,740
Series A, 5.00%, 6/1/2019	250,000	251,415
Series A, 5.00%, 6/1/2020	2,925,000	3,041,240
Series A, 5.00%, 6/1/2021	1,740,000	1,868,185
Series A, 5.00%, 6/1/2023	7,950,000	9,044,477
Series D, 5.00%, 6/1/2020	100,000	103,974
Series D, 5.00%, 6/1/2021	305,000	327,469
Series D, 5.00%, 6/1/2023	2,325,000	2,645,083
Series E, 5.00%, 6/1/2019	300,000	301,698
Series E, 5.00%, 6/1/2020	275,000	285,929
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	52,128
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,333,270
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	279,687
Series B, 5.00%, 7/1/2022	2,500,000	2,769,650
		34,643,945
FLORIDA — 3.6%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	16,630,000	17,302,684
Series A, 5.00%, 6/1/2023	3,845,000	4,376,033
Series A, 5.00%, 7/1/2023	2,000,000	2,279,500
Series B, 5.00%, 6/1/2020	180,000	187,281
Series B, 5.00%, 6/1/2022	300,000	332,154
Series C, 5.00%, 6/1/2020	150,000	156,068
Series C, 5.00%, 6/1/2021	100,000	107,434
Series D, 5.00%, 6/1/2021	475,000	510,312
Series D, 5.00%, 6/1/2024	8,380,000	9,775,857
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	210,000	211,796
Series B, 5.00%, 7/1/2019	175,000	176,496
Series B, 5.00%, 7/1/2020	330,000	344,084
Series B, 5.00%, 7/1/2021	8,355,000	8,987,641

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	$1,640,000	$1,709,798
Series A, 5.00%, 7/1/2021	8,115,000	8,733,282
Series A, 5.00%, 7/1/2022	2,700,000	2,993,031
Florida, State Department of Management Services:
Series A, 5.00%, 9/1/2020	7,000,000	7,341,390
Series A, 5.00%, 8/1/2021	240,000	258,653
Series A, 5.00%, 9/1/2022	13,315,000	14,826,119
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2019	225,000	228,251
Florida, State General Obligation:
Series A, 5.00%, 7/1/2020	7,175,000	7,483,955
Series B, 5.00%, 6/1/2023	5,160,000	5,872,648
Series B, 5.00%, 6/1/2024	3,500,000	4,082,995
Series E, 5.00%, 6/1/2019	275,000	276,570
Series E, 5.00%, 6/1/2021	195,000	209,496
Series E, 5.00%, 6/1/2022	125,000	138,398
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2020	165,000	172,042
Series B, 5.00%, 7/1/2019	100,000	100,850
Series B, 5.00%, 7/1/2022	150,000	166,280
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2020	185,000	192,896
Series B, 5.00%, 7/1/2021	125,000	134,553
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,625,000	2,927,951
Hillsborough County, FL, School Board 5.00%, 7/1/2022	275,000	303,740
Jacksonville, FL, Special Revenue Series C, 5.00%, 10/1/2019	100,000	101,617
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	285,000	287,260
Series A, 4.00%, 10/1/2020	160,000	165,851
Series D, 5.00%, 10/1/2020	105,000	109,671
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2020	200,000	208,588
Series A, 5.00%, 7/1/2021	3,560,000	3,831,236
Series B, 5.00%, 7/1/2020	220,000	229,447
Miami-Dade County, FL, Transit System Revenue:
5.00%, 7/1/2020	180,000	187,889
5.00%, 7/1/2022	200,000	221,304
Security Description	Principal Amount	Value
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	$125,000	$127,115
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	340,000	357,449
5.00%, 10/1/2022	125,000	139,426
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (a)	100,000	101,705
Series A, 5.00%, 10/1/2019	220,000	223,788
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	105,000	113,111
Palm Beach County, School District:
5.00%, 8/1/2023	12,045,000	13,715,039
Series B, 5.00%, 8/1/2019	215,000	217,451
Series B, 5.00%, 8/1/2021	100,000	107,725
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	371,651
South Florida Water Management District:
5.00%, 10/1/2019	160,000	162,731
5.00%, 10/1/2023	2,350,000	2,682,831
		126,563,123
GEORGIA — 2.6%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,525,000	3,843,378
DeKalb County, GA, General Obligation:
4.00%, 10/1/2020	250,000	259,067
5.00%, 12/1/2020	4,220,000	4,457,417
Georgia, State General Obligation:
5.00%, 2/1/2023	5,350,000	6,035,763
Series A-1, 5.00%, 2/1/2021	225,000	239,204
Series A-1, 5.00%, 2/1/2022	10,905,000	11,955,479
Series A-1, 5.00%, 2/1/2023	150,000	169,227
Series C, 5.00%, 7/1/2020	325,000	339,118
Series C, 5.00%, 7/1/2022	11,700,000	12,985,479
Series C-1, 5.00%, 1/1/2023	4,000,000	4,502,120
Series C-1, 5.00%, 7/1/2023	10,000,000	11,410,700
Gwinnett County, GA, School District, General Obligation:
5.00%, 8/1/2020	305,000	319,088
5.00%, 2/1/2021	5,600,000	5,952,464
5.00%, 2/1/2022	8,515,000	9,335,250
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,818,100

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2021	$4,890,000	$5,301,347
		92,923,201
HAWAII — 1.3%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2019	250,000	254,268
Series A, 5.00%, 10/1/2022	2,285,000	2,552,025
Series D, 5.00%, 9/1/2022	4,710,000	5,242,889
Hawaii, State General Obligation:
5.00%, 1/1/2024	1,200,000	1,383,732
Series EH, 5.00%, 8/1/2019	150,000	151,701
Series EH-2017, 5.00%, 8/1/2021	135,000	145,654
Series EL, 4.00%, 8/1/2020	125,000	129,083
Series EP, 5.00%, 8/1/2021	200,000	215,784
Series EY, 5.00%, 10/1/2020	5,540,000	5,824,313
Series EY, 5.00%, 10/1/2021	140,000	151,813
Series EY, 5.00%, 10/1/2023	7,000,000	8,027,390
Series EZ, 5.00%, 10/1/2019	240,000	244,097
Series EZ, 5.00%, 10/1/2020	6,000,000	6,307,920
Series EZ, 5.00%, 10/1/2022	150,000	167,475
Series FB, 5.00%, 4/1/2020	285,000	294,807
Series FB, 5.00%, 4/1/2021	5,380,000	5,742,558
Series FB, 5.00%, 4/1/2022	110,000	121,059
Series FE, 5.00%, 10/1/2019	270,000	274,609
Series FE, 5.00%, 10/1/2022	120,000	133,980
Series FG, 5.00%, 10/1/2022	2,260,000	2,523,290
Series FH, 3.00%, 10/1/2021	3,500,000	3,624,495
Series FK, 4.00%, 5/1/2022	3,250,000	3,488,030
		47,000,972
ILLINOIS — 1.1%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	7,385,000	8,037,908
Illinois, State Finance Authority Revenue:
5.00%, 7/1/2020	345,000	359,593
5.00%, 1/1/2021	245,000	259,377
5.00%, 7/1/2021	1,530,000	1,645,500
5.00%, 1/1/2022	395,000	430,854
5.00%, 1/1/2024	6,695,000	7,703,535
Series A, 5.00%, 10/1/2020	380,000	399,095
Series A, 5.00%, 10/1/2023	5,020,000	5,745,039
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	10,124,495
Illinois, State Sales Tax Revenue:
Security Description	Principal Amount	Value
Series C, 5.00%, 6/15/2022	$180,000	$192,942
Series D, 5.00%, 6/15/2023	100,000	108,797
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	250,000	255,602
Series A, 5.00%, 1/1/2024	2,000,000	2,299,320
Series D, 5.00%, 1/1/2020	165,000	169,160
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	125,000	132,564
5.00%, 2/1/2023	250,000	279,372
		38,143,153
INDIANA — 0.4%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	397,761
Indiana, State Finance Authority Revenue:
Series A, 5.00%, 12/1/2022	125,000	139,698
Series B, 5.00%, 2/1/2020	250,000	257,212
Series B, 5.00%, 2/1/2021	3,070,000	3,263,809
Series C, 5.00%, 12/1/2021	3,540,000	3,855,874
Indiana, University Revenue Series A, 5.00%, 6/1/2023	6,625,000	7,537,064
		15,451,418
IOWA — 0.5%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2022	4,455,000	4,953,425
Iowa, State Revenue:
5.00%, 6/15/2022	210,000	232,424
5.00%, 6/15/2023	2,255,000	2,562,176
Series A, 5.00%, 6/1/2023	9,025,000	10,251,859
		17,999,884
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2021	345,000	373,083
Series A, 5.00%, 9/1/2023	7,500,000	8,564,925
Johnson County, Unified School District No. 233, General Obligation 5.00%, 9/1/2021	1,620,000	1,751,868
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2023	2,400,000	2,747,376
Series A, 5.00%, 9/1/2021	3,295,000	3,565,684
Series B, 5.00%, 9/1/2019	220,000	223,162
		17,226,098
KENTUCKY — 0.0% (b)
Series A, 5.00%, 7/1/2023	200,000	224,968

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	$250,000	$259,645
University of Kentucky, Revenue Series D, 5.25%, 10/1/2020	245,000	258,252
		742,865
LOUISIANA — 0.2%
Louisiana, State General Obligation:
5.00%, 5/1/2019	250,000	250,695
Series B, 5.00%, 10/1/2021	7,000,000	7,576,310
Series B, 5.00%, 8/1/2022	160,000	177,129
Series C, 5.00%, 8/1/2020	280,000	292,667
Series C, 5.00%, 8/1/2023	125,000	142,219
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2020	120,000	124,721
		8,563,741
MAINE — 0.3%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2020	230,000	242,563
Maine, State General Obligation:
Series B, 5.00%, 6/1/2020	1,455,000	1,513,855
Series B, 5.00%, 6/1/2021	2,635,000	2,828,541
Series B, 5.00%, 6/1/2022	175,000	193,527
Series B, 5.00%, 6/1/2023	50,000	56,819
Series D, 5.00%, 6/1/2023	4,250,000	4,829,615
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	276,797
		9,941,717
MARYLAND — 6.1%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	300,000	300,000
Baltimore County, MD, General Obligation:
5.00%, 8/1/2019	100,000	101,147
5.00%, 3/1/2024	8,310,000	9,592,732
Baltimore MD, General Obligation Series B, 5.00%, 10/15/2022	555,000	619,730
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,586,100
Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	322,857
Maryland, State Department of Transportation:
Security Description	Principal Amount	Value
5.00%, 12/15/2020	$13,925,000	$14,743,512
5.00%, 5/1/2023	135,000	153,189
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	4,000,000	4,232,200
5.00%, 12/1/2019	115,000	117,646
5.00%, 2/1/2020	265,000	272,645
5.00%, 6/1/2020	155,000	161,251
5.00%, 9/1/2020	100,000	104,892
5.00%, 2/1/2021	1,625,000	1,726,985
5.00%, 5/1/2022	9,705,000	10,706,653
5.00%, 9/1/2022	15,010,000	16,718,738
5.00%, 5/1/2023	8,105,000	9,196,987
5.00%, 6/1/2023	2,410,000	2,740,748
5.00%, 11/1/2023	5,005,000	5,754,249
Maryland, State General Obligation:
5.00%, 8/1/2020	3,465,000	3,623,177
5.00%, 8/1/2021	155,000	167,381
5.00%, 6/1/2022	14,200,000	15,721,956
5.00%, 3/1/2023	100,000	106,617
5.00%, 3/15/2023	300,000	339,492
5.00%, 6/1/2023	13,535,000	15,404,319
5.00%, 3/1/2024	100,000	106,617
5.00%, 3/15/2024	10,000,000	11,611,300
Series A, 5.00%, 3/1/2020	100,000	103,154
Series A, 5.00%, 8/1/2020	135,000	141,163
Series A, 5.00%, 3/1/2021	11,930,000	12,700,678
Series A, 5.00%, 8/1/2021	1,535,000	1,657,616
Series A, 5.00%, 3/1/2022	5,075,000	5,577,730
Series A, 5.00%, 3/15/2022	200,000	220,066
Series A, 5.00%, 8/1/2022	5,015,000	5,579,488
Series A, 5.00%, 3/1/2023	1,420,000	1,605,196
Series A, 5.00%, 8/1/2023	1,200,000	1,371,780
Series B, 4.50%, 8/1/2021	185,000	197,402
Series B, 5.00%, 8/1/2022	10,000,000	11,125,600
Series C, 5.00%, 8/1/2020	100,000	104,565
Series C, 5.00%, 8/1/2022	1,690,000	1,880,226
Series C, 5.00%, 8/1/2023	250,000	285,788
Series E -REF, 5.00%, 8/1/2019	115,000	116,316
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	275,245
5.00%, 5/1/2023	1,500,000	1,693,845
Montgomery County, MD, General Obligation:
5.00%, 11/1/2021	500,000	543,805
Series A, 5.00%, 11/1/2020	365,000	384,874
Series A, 5.00%, 11/1/2023	15,765,000	18,132,430
Series B, 5.00%, 11/1/2021	125,000	135,951
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/15/2020	255,000	267,740
Series A, 5.00%, 7/15/2023	10,020,000	11,436,427
Series A, 5.00%, 9/15/2023	5,000,000	5,731,850

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/15/2020	$40,000	$41,263
Series B, 4.00%, 7/15/2022	105,000	113,070
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2019	260,000	260,632
4.00%, 6/1/2020	210,000	215,983
5.00%, 6/1/2020	390,000	405,592
5.00%, 6/1/2021	200,000	214,778
5.00%, 6/1/2023	3,000,000	3,413,010
		216,166,383
MASSACHUSETTS — 4.9%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	154,857
Series A, 5.00%, 4/1/2022	1,685,000	1,858,589
Series A, 5.00%, 5/1/2023	3,000,000	3,414,390
Massachusetts, Bay Transportation Authority, Revenue 4.00%, 12/1/2021	1,390,000	1,478,654
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	3,997,924
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2022	13,995,000	15,575,175
Series 2017, 5.00%, 8/1/2021	100,000	108,036
Series 2017, 5.00%, 8/1/2022	1,545,000	1,719,987
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2021	7,000,000	7,292,320
5.00%, 6/15/2022	150,000	161,175
5.00%, 6/15/2024	3,500,000	3,974,705
Series A, 5.00%, 6/15/2020	140,000	145,816
Series A, 5.00%, 6/15/2021	6,000,000	6,250,560
Series A, 5.00%, 6/15/2022	9,675,000	10,395,787
Massachusetts, State General Obligation:
5.00%, 7/1/2023	2,000,000	2,279,500
Series A, 5.00%, 3/1/2021	10,135,000	10,801,680
Series A, 5.00%, 7/1/2021	5,000,000	5,383,250
Series A, 5.00%, 7/1/2022	2,875,000	3,187,024
Series A, 5.00%, 1/1/2024	3,675,000	4,243,155
Series B, 5.00%, 8/1/2019	135,000	136,566
Series C, 5.00%, 8/1/2020	150,000	156,928
Series C, 5.00%, 10/1/2021	10,000,000	10,848,900
Series C, 5.00%, 7/1/2022	250,000	277,132
Series C, 5.00%, 8/1/2022	210,000	233,350
Series C, 5.00%, 10/1/2022	7,930,000	8,853,845
Series C, 5.00%, 2/1/2023	6,725,000	7,579,008
Series D-1-R, 1.05%, 8/1/2043 (a)	185,000	183,341
Security Description	Principal Amount	Value
Series D-2-R, 1.70%, 8/1/2043 (a)	$13,400,000	$13,369,448
Series E, 4.00%, 9/1/2021	200,000	211,560
Series E, 5.00%, 11/1/2019	200,000	204,076
Series E, 5.00%, 11/1/2022	9,690,000	10,844,273
Series E, 5.00%, 9/1/2028	7,805,000	8,702,419
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2020	175,000	182,079
5.00%, 6/1/2021	2,290,000	2,460,239
5.00%, 6/1/2024	2,865,000	3,345,317
Series A, 5.00%, 6/1/2023	5,780,000	6,580,761
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	125,000	126,446
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2022	8,430,000	9,100,522
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	297,570
University of Massachusetts, Building Authority Revenue:
5.00%, 11/1/2019	150,000	153,012
Series 2, 5.00%, 11/1/2021	6,055,000	6,585,479
Series 2, 5.00%, 11/1/2022	1,735,000	1,942,974
		174,797,829
MICHIGAN — 0.7%
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2020	3,215,000	3,328,875
Series I, 5.00%, 10/15/2021	1,520,000	1,648,592
Series I-A, 5.00%, 10/15/2022	200,000	223,472
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2019	245,000	249,219
5.00%, 10/1/2021	2,575,000	2,790,965
Series A, 5.00%, 5/1/2019	225,000	225,565
Series I, 5.00%, 4/15/2022	50,000	55,058
Series I, 5.00%, 4/15/2023	150,000	169,756
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2019	120,000	122,786
Series A, 5.00%, 12/1/2020	2,890,000	3,056,522
Series A, 5.00%, 12/1/2021	3,000,000	3,273,450
Michigan, State Trunk Line Revenue 5.00%, 11/15/2020	150,000	158,316
University of Michigan, Revenue:
5.00%, 4/1/2020	1,345,000	1,391,416
Series A, 5.00%, 4/1/2020	1,735,000	1,794,875

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2022	$1,420,000	$1,563,207
Series A, 5.00%, 4/1/2023	3,745,000	4,241,700
		24,293,774
MINNESOTA — 1.6%
Minneapolis, MN, Special School District No. 1 Series D, 5.00%, 2/1/2020	110,000	113,136
Minnesota, State 911 Services Revenue 5.00%, 6/1/2021	210,000	225,471
Minnesota, State General Fund Revenue Series A, 5.00%, 6/1/2020	155,000	161,270
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2021	300,000	323,892
Series A, 5.00%, 10/1/2021	100,000	108,515
Series A, 5.00%, 8/1/2022	13,070,000	14,532,272
Series A, 5.00%, 8/1/2023	350,000	400,103
Series B, 5.00%, 8/1/2022	130,000	144,544
Series D, 5.00%, 8/1/2021	5,060,000	5,462,978
Series E, 2.50%, 8/1/2020	125,000	126,656
Series E, 3.00%, 8/1/2021	125,000	129,164
Series E, 5.00%, 10/1/2023	3,685,000	4,231,043
Minnesota, State Public Facilities Authority:
Series A, 5.00%, 3/1/2022	5,140,000	5,650,710
Series B, 3.00%, 3/1/2021	4,585,000	4,713,380
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2020	240,000	246,943
Series A, 5.00%, 2/1/2021	5,000,000	5,312,850
Shakopee, MN, Independent School District No. 720, General Obligation:
Series A, 5.00%, 2/1/2020	1,675,000	1,719,656
Series A, 5.00%, 2/1/2021	4,835,000	5,110,450
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,193,357
		57,906,390
MISSISSIPPI — 0.0% (b)
Mississippi, State General Obligation:
Series C, 5.00%, 10/1/2019	70,000	71,205
Series C, 5.00%, 10/1/2020	265,000	278,478
		349,683
MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	140,000	147,014
Security Description	Principal Amount	Value
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	$175,000	$190,288
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2021	8,445,000	9,051,182
Missouri, State Highways & Transportation Commission Revenue Series B, 5.00%, 5/1/2023	6,000,000	6,808,380
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	101,147
5.00%, 8/1/2020	6,930,000	7,248,226
5.00%, 8/1/2021	225,000	242,381
University of Missouri, Revenue Series A, 5.00%, 11/1/2021	245,000	266,335
		24,054,953
NEBRASKA — 0.3%
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	217,626
5.00%, 12/1/2022	200,000	224,046
Omaha, NE, State Public Power District Electric Revenue Series B, 5.00%, 2/1/2021	2,985,000	3,169,533
University of Nebraska Facilities Corp., Revenue 5.00%, 7/15/2023	5,500,000	6,270,110
		9,881,315
NEVADA — 0.7%
Clark County, NV, General Obligation:
5.00%, 11/1/2019	300,000	305,991
5.00%, 6/1/2020	330,000	343,154
5.00%, 11/1/2020	380,000	400,448
5.00%, 11/1/2021	415,000	451,138
5.00%, 6/1/2022	120,000	132,587
Series A, 5.00%, 11/1/2023	260,000	298,548
Clark County, NV, Revenue:
5.00%, 7/1/2020	280,000	291,810
5.00%, 7/1/2021	270,000	290,196
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	8,420,000	9,063,456
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 4.00%, 6/1/2020	170,000	174,823
Series A, 5.00%, 6/1/2020	125,000	129,982
Series A, 5.00%, 6/1/2021	3,525,000	3,782,360
Nevada, State General Obligation Series D, 5.00%, 4/1/2020	9,010,000	9,318,232

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	$115,000	$118,494
		25,101,219
NEW JERSEY — 0.2%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	1,505,000	1,664,108
5.00%, 10/15/2020	205,000	216,144
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	109,628
Series B, 4.00%, 7/1/2019	80,000	80,506
Series B, 5.00%, 7/1/2022	5,095,000	5,663,347
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2020	190,000	197,203
Series J, 5.00%, 5/1/2021	145,000	155,285
		8,086,221
NEW MEXICO — 0.8%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2020	95,000	99,055
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,681,100
Series D, 5.00%, 6/1/2019	185,000	186,060
Series D, 5.00%, 6/1/2022	250,000	276,303
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	100,000	109,785
Series B, 5.00%, 3/1/2022	6,750,000	7,410,488
New Mexico, State Severance Tax Permanent Fund:
Series A, 5.00%, 7/1/2021	150,000	151,301
Series B, 4.00%, 7/1/2021	135,000	142,223
Series B, 4.00%, 7/1/2022	335,000	360,349
New Mexico, State Severance Tax Permanent Fund Revenue 5.00%, 7/1/2021	1,405,000	1,511,063
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2021	1,435,000	1,543,328
Series A, 5.00%, 7/1/2022	8,160,000	9,034,670
State of New Mexico Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2022	135,000	136,170
Series B, 4.00%, 7/1/2023	130,000	142,399
		26,784,294
Security Description	Principal Amount	Value
NEW YORK — 13.9%
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	$100,000	$100,287
5.00%, 5/1/2021	3,275,000	3,512,175
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2019	120,000	122,639
Series A, 5.00%, 11/15/2021	215,000	234,571
Series A, 5.00%, 11/15/2022	6,095,000	6,858,277
Monroe County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2023	3,850,000	4,378,528
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2019	150,000	152,858
5.00%, 10/15/2021	155,000	168,598
Series 180, 5.00%, 6/1/2021	125,000	134,431
New York City Water & Sewer System Revenue:
4.00%, 6/15/2021	100,000	105,561
5.00%, 6/15/2024	12,000,000	13,475,640
Series A, 5.00%, 6/15/2023	140,000	159,991
Series DD, 5.00%, 6/15/2023	200,000	228,558
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	115,000	117,869
Series A, 5.00%, 4/1/2020	125,000	129,353
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2022	160,000	178,214
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2020	85,000	88,885
Series S-, 5.00%, 7/15/2022	40,000	44,554
Series S-1, 5.00%, 7/15/2020	265,000	276,926
Series S-1, 5.00%, 7/15/2021	400,000	432,184
Series S-1, 5.00%, 7/15/2022	200,000	222,026
Series S-2, 5.00%, 7/15/2020	1,500,000	1,567,575
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2020	150,000	158,120
5.00%, 11/1/2022	15,000,000	16,792,500
5.00%, 8/1/2023	3,000,000	3,425,400
Series A-1, 5.00%, 8/1/2021	355,000	383,187
Series A-1, 5.00%, 8/1/2022	100,000	111,153
Series A-1, 5.00%, 8/1/2023	6,120,000	6,987,816
Series A-1, 5.00%, 8/1/2024	1,000,000	1,169,520
Series B, 5.00%, 11/1/2020	130,000	137,037
Series C, 5.00%, 11/1/2020	8,790,000	9,265,803
Series C, 5.00%, 11/1/2021	5,025,000	5,465,240

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2022	$3,695,000	$4,136,552
Series C, 5.00%, 11/1/2023	4,060,000	4,665,833
Series C-1, 5.00%, 5/1/2020	105,000	108,911
Series C-1, 5.00%, 11/1/2021	7,000,000	7,602,070
Series C-1, 5.00%, 5/1/2023	16,000,000	18,148,960
Series E, 5.00%, 11/1/2019	150,000	153,039
Series I, 5.00%, 5/1/2021	290,000	310,631
New York, NY, General Obligation:
Series 1-I, 5.00%, 3/1/2021	5,500,000	5,856,400
Series A, 2.00%, 8/1/2021	100,000	100,982
Series A, 5.00%, 8/1/2020	90,000	94,096
Series A, 5.00%, 8/1/2022	14,530,000	16,135,565
Series A, 5.00%, 8/1/2023	21,715,000	24,764,872
Series A-1, 3.00%, 8/1/2020	5,350,000	5,453,148
Series A-1, 4.00%, 8/1/2020	10,525,000	10,865,905
Series A-1, 5.00%, 8/1/2021	3,360,000	3,624,365
Series B, 5.00%, 8/1/2020	180,000	188,192
Series C, 3.00%, 8/1/2019	150,000	150,741
Series C, 5.00%, 8/1/2020	135,000	141,144
Series C, 5.00%, 8/1/2022	15,360,000	17,057,279
Series C, 5.00%, 8/1/2023	3,040,000	3,466,968
Series D, 5.00%, 8/1/2019	190,000	192,185
Series D, 5.00%, 8/1/2020	180,000	188,192
Series E, 5.00%, 8/1/2020	275,000	287,515
Series E, 5.00%, 8/1/2021	11,180,000	12,059,642
Series E, 5.00%, 8/1/2022	150,000	166,575
Series E, 5.00%, 8/1/2023	5,000,000	5,702,250
Series E, 5.00%, 8/1/2024	10,000,000	11,678,600
Series G, 5.00%, 8/1/2020	120,000	125,461
Series G, 5.00%, 8/1/2021	150,000	161,802
Series I, 5.00%, 8/1/2020	8,115,000	8,484,314
Series J, 5.00%, 8/1/2020	135,000	141,144
Series J, 5.00%, 8/1/2021	225,000	242,703
Series J, 5.00%, 8/1/2023	4,705,000	5,365,817
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	7,495,000	8,021,524
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	110,942
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	197,008
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	181,811
5.00%, 10/1/2020	100,000	105,086
5.00%, 10/1/2023	4,585,000	5,260,095
Series A, 5.00%, 7/1/2020	170,000	177,494
Series A, 5.00%, 7/1/2022	1,220,000	1,358,153
Series B, 5.00%, 10/1/2020	2,790,000	2,936,587
Security Description	Principal Amount	Value
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A, 4.00%, 7/1/2020	$3,765,000	$3,884,614
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2020 (c)	125,000	131,358
Series A, 5.00%, 10/1/2021 (c)	215,000	233,198
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2021	4,865,000	5,177,674
Series A, 5.00%, 2/15/2022	19,320,000	21,194,813
Series A, 5.00%, 3/15/2022	330,000	362,914
Series A, 5.00%, 3/15/2023	4,930,000	5,579,182
Series A, 5.00%, 3/15/2024	5,000,000	5,803,500
Series B, 5.00%, 3/15/2021	100,000	106,710
Series B, 5.00%, 2/15/2022	3,600,000	3,949,344
Series C, 5.00%, 6/15/2020	6,125,000	6,380,964
Series D, 5.00%, 2/15/2021	5,255,000	5,592,739
Series D, 5.00%, 2/15/2022	13,275,000	14,563,206
Series D, 5.00%, 2/15/2023	8,900,000	10,048,456
Series E, 5.00%, 2/15/2022	5,220,000	5,726,549
Series E, 5.00%, 2/15/2023	5,510,000	6,221,010
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2020	6,845,000	7,072,048
Series A, 5.00%, 3/15/2021	15,345,000	16,374,649
Series A, 5.00%, 3/15/2022	7,500,000	8,259,525
Series A, 5.00%, 3/15/2023	3,915,000	4,435,343
Series C, 5.00%, 3/15/2023	255,000	288,892
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,135,759
New York, State Environmental Facilities Corp., Revenue:
5.00%, 3/15/2020	210,000	217,069
5.00%, 6/15/2020	580,000	604,592
5.00%, 6/15/2022	6,220,000	6,913,032
Series A, 5.00%, 6/15/2021	205,000	220,828
Series A, 5.00%, 6/15/2023	3,655,000	4,178,506
New York, State General Obligation Series C, 5.00%, 4/15/2020	8,485,000	8,804,291
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2022	6,475,000	7,120,816
Series A, 5.00%, 3/15/2021	375,000	400,162
Series A, 5.00%, 3/15/2022	23,740,000	26,107,828
Series A, 5.00%, 3/15/2023	5,075,000	5,743,276
Series A-, 5.00%, 3/15/2021	10,140,000	10,820,394
Series A-, 5.00%, 3/15/2023	5,880,000	6,654,278
Series A-, 5.00%, 3/15/2024	13,430,000	15,588,201

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 3/15/2020	$300,000	$309,951
Series C, 5.00%, 3/15/2020	100,000	103,317
Series E, 5.00%, 3/15/2020	125,000	129,146
Series E, 5.00%, 3/15/2023	125,000	141,460
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2019	200,000	204,398
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2023	1,000,000	1,076,310
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,020,000	3,210,200
		496,826,531
NORTH CAROLINA — 2.0%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	272,718
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,484,225
Series A, 5.00%, 9/1/2019	200,000	202,900
Series A, 5.00%, 10/1/2021	280,000	303,699
Series A, 5.00%, 9/1/2022	3,345,000	3,730,545
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,364,472
North Carolina, Revenue:
Series A, 5.00%, 5/1/2019	140,000	140,393
Series A, 5.00%, 5/1/2020	135,000	140,073
Series B, 5.00%, 11/1/2020	150,000	158,193
Series B, 5.00%, 6/1/2021	195,000	209,409
Series B, 5.00%, 6/1/2022	115,000	127,250
Series C, 5.00%, 5/1/2019	300,000	300,843
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,428,720
Series A, 5.00%, 6/1/2020	250,000	260,260
Series A, 5.00%, 6/1/2021	225,000	241,875
Series A, 5.00%, 6/1/2022	6,000,000	6,643,080
Series A, 5.00%, 6/1/2023	19,150,000	21,811,467
Series C, 3.75%, 5/1/2019	125,000	125,231
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2019	120,000	120,337
Series C, 5.00%, 5/1/2021	100,000	107,114
Series C, 5.00%, 5/1/2023	8,000,000	9,081,280
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	157,273
5.00%, 10/1/2023	1,250,000	1,435,225
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	104,906
Series A, 5.00%, 12/1/2021	1,665,000	1,814,017
Series A, 5.00%, 12/1/2022	125,000	140,219
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2023	$5,000,000	$5,706,750
		71,612,474
OHIO — 2.7%
Cincinnati, OH, General Obligation:
5.00%, 12/1/2019	100,000	102,295
Series A, 5.00%, 12/1/2020	250,000	264,235
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	286,808
Series A, 4.00%, 4/1/2022	1,735,000	1,859,347
Series A, 5.00%, 2/15/2024	3,740,000	4,333,463
Franklin, OH, General Obligation 5.00%, 6/1/2022	415,000	458,936
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	112,023
Ohio, State General Obligation:
4.00%, 5/1/2022	250,000	262,805
5.00%, 9/1/2020	6,380,000	6,689,302
5.00%, 9/1/2021	200,000	216,380
Series A, 5.00%, 5/1/2020	145,000	150,385
Series A, 5.00%, 9/15/2021	7,715,000	8,356,734
Series A, 5.00%, 3/15/2022	5,535,000	6,085,234
Series A, 5.00%, 9/15/2022	125,000	139,430
Series A, 5.00%, 9/1/2023	325,000	371,745
Series A, 5.00%, 5/1/2025	305,000	336,918
Series B, 5.00%, 6/15/2019	120,000	120,839
Series B, 5.00%, 9/15/2019	20,000	20,313
Series B, 5.00%, 8/1/2023	130,000	148,376
Series B, 5.00%, 6/15/2026	4,415,000	4,893,409
Series C, 3.00%, 11/1/2020	8,460,000	8,653,396
Series C, 5.00%, 11/1/2022	6,475,000	7,248,762
Series R, 5.00%, 5/1/2022	9,315,000	10,282,270
Series R, 5.00%, 5/1/2023	1,900,000	2,155,987
Series S, 5.00%, 5/1/2021	2,260,000	2,420,776
Series S, 5.00%, 5/1/2023	105,000	119,147
Series V, 5.00%, 5/1/2023	5,725,000	6,496,329
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	320,000	338,474
Series 1, 4.00%, 12/15/2019	125,000	127,139
Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,781,412
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,752,462
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	125,000	125,714
Series A, 5.00%, 6/1/2020	100,000	104,021
Ohio, State Water Development Authority, Water Pollution Control Revenue:

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2019	$250,000	$251,428
5.00%, 6/1/2020	125,000	130,026
5.00%, 12/1/2022	2,635,000	2,954,810
5.00%, 12/1/2023	300,000	345,354
Series B, 5.00%, 12/1/2020	1,680,000	1,775,945
Series B, 5.00%, 6/1/2022	7,070,000	7,816,168
		96,088,597
OKLAHOMA — 0.2%
Oklahoma, State Capitol Improvement Authority Revenue Series A, 5.00%, 7/1/2022	150,000	166,079
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2020	100,000	101,849
Series D, 4.00%, 1/1/2023	125,000	135,539
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,200,925
5.00%, 4/1/2023	2,500,000	2,830,550
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	177,426
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	233,356
		7,845,724
OREGON — 1.5%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine, General Obligation 5.00%, 6/15/2019	195,000	196,371
Oregon, State Department of Authority Services Lottery Revenue:
Series C, 5.00%, 4/1/2022	250,000	275,212
Series D, 5.00%, 4/1/2020	85,000	87,925
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2019	140,000	142,999
Series A, 5.00%, 11/15/2021	125,000	136,110
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,830,000	9,741,344
Series A, 5.00%, 5/1/2024	6,000,000	6,985,440
Series D, 4.00%, 5/1/2021	6,085,000	6,392,475
Portland, OR, Community College District, General Obligation:
5.00%, 6/15/2020	390,000	406,154
5.00%, 6/15/2022	5,500,000	6,090,920
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2019	150,000	150,849
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2020	$9,205,000	$9,522,665
Series A, 5.00%, 6/1/2020	100,000	104,009
Series A, 5.00%, 6/1/2021	6,870,000	7,377,624
Series A, 5.00%, 6/15/2021	120,000	129,022
Series B, 5.00%, 6/15/2022	4,250,000	4,702,412
Washington County, OR, General Obligation 5.00%, 3/1/2020	125,000	128,955
		52,570,486
PENNSYLVANIA — 2.4%
Pennsylvania, State General Obligation:
5.00%, 9/15/2019	120,000	121,843
5.00%, 9/15/2020	265,000	277,964
5.00%, 10/15/2020	10,000	10,515
5.00%, 3/15/2021	230,000	244,973
5.00%, 7/1/2021	10,400,000	11,177,920
5.00%, 9/15/2021	15,565,000	16,832,147
5.00%, 8/15/2022	7,070,000	7,845,155
5.00%, 8/15/2023	14,580,000	16,617,992
Series D, 5.00%, 8/15/2019	125,000	126,565
Series D, 5.00%, 8/15/2022	200,000	221,928
Series REF, 5.00%, 7/1/2019	275,000	277,302
Series REF, 5.00%, 1/15/2021	12,620,000	13,372,278
Series REF, 5.00%, 1/15/2023	9,500,000	10,663,275
Series REF, 5.00%, 1/15/2024	5,260,000	6,037,323
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	310,549
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,675,000	1,811,345
		85,949,074
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,222,640
Rhode Island, State General Obligation:
5.00%, 8/1/2021	4,000,000	4,309,000
Series A, 5.00%, 8/1/2019	270,000	273,089
		7,804,729
SOUTH CAROLINA — 0.1%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	250,000	274,387
Beaufort County, SC, School District, General Obligation:

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2021	$205,000	$218,444
Series A, 5.00%, 3/1/2024	1,610,000	1,864,283
Charleston Educational Excellence Finance Corp., Revenue 5.00%, 12/1/2019	100,000	102,322
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	2,480,000	2,642,167
South Carolina, State General Obligation Series A, 5.00%, 10/1/2020	150,000	157,745
		5,259,348
TENNESSEE — 0.9%
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2023	3,500,000	3,967,110
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,005,000	5,219,915
5.00%, 7/1/2022	4,665,000	5,172,832
Series A, 5.00%, 1/1/2021	165,000	174,831
Series A, 5.00%, 7/1/2021	150,000	161,463
Series C, 5.00%, 7/1/2021	145,000	156,081
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	1,200,000	1,362,564
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2020	140,000	146,447
Series A, 5.00%, 8/1/2021	3,735,000	4,032,455
Series A, 5.00%, 8/1/2022	6,430,000	7,151,574
Series A, 5.00%, 2/1/2023	4,970,000	5,607,055
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2019	165,000	168,313
5.00%, 11/1/2020	105,000	110,650
5.00%, 11/1/2021	285,000	309,741
		33,741,031
TEXAS — 12.4%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (c)	145,000	154,208
Alvin, TX, Independent School District, General Obligation Series C, 5.00%, 2/15/2021 (c)	2,400,000	2,552,400
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2021	325,000	353,447
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,980,000	3,125,335
5.00%, 9/1/2021	1,375,000	1,485,564
Security Description	Principal Amount	Value
5.00%, 9/1/2023	$5,000,000	$5,705,350
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2019 (c)	280,000	283,192
5.00%, 8/1/2024 (c) (d)	5,910,000	6,898,093
Series B, 5.00%, 8/1/2019	110,000	111,262
Series B, 5.00%, 8/1/2022 (c)	4,500,000	4,994,145
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	179,442
5.00%, 11/15/2023	3,315,000	3,805,454
Series A, 5.00%, 11/15/2020	1,660,000	1,752,030
Series A, 5.00%, 11/15/2023	4,880,000	5,601,996
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	4,040,000	4,291,934
5.00%, 2/15/2024	1,325,000	1,528,533
Birdville, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	2,590,000	2,989,145
Series A, 5.00%, 2/15/2022 (c)	245,000	268,331
Series A, 5.00%, 2/15/2023 (c)	5,000,000	5,629,000
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	99,929
Clear Creek, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2032 (a) (c)	250,000	251,280
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	105,558
5.00%, 8/15/2023	8,955,000	10,206,730
County of Dallas, TX, General Obligation 5.00%, 8/15/2021	5,025,000	5,420,618
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	260,000	267,782
Series A, 5.00%, 2/15/2024 (c)	3,455,000	3,990,974
Series B-2, 1.40%, 2/15/2040 (a) (c)	200,000	199,160
Series B-3, 4.00%, 2/15/2040 (a) (c)	150,000	151,323
Series C, 5.00%, 2/15/2023 (c)	1,380,000	1,554,156
Series C, 5.00%, 2/15/2024 (c)	2,885,000	3,332,550
Dallas, TX, Area Rapid Transit Revenue:

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2023 (d)	$9,000,000	$10,337,760
Series B, 5.00%, 12/1/2021	2,840,000	3,091,851
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2020	3,025,000	3,196,215
Dallas, TX, General Obligation:
5.00%, 2/15/2021	4,475,000	4,752,316
5.00%, 2/15/2022	250,000	273,365
Dallas, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (c)	350,000	377,899
Denton, TX, Independent School District, General Obligation 0.00%, 8/15/2022 (c)	115,000	108,692
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	281,488
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2022 (c)	4,295,000	4,705,301
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	135,000	143,573
5.00%, 2/15/2022 (c)	2,560,000	2,803,047
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2021	3,640,000	3,871,832
Frisco, TX, General Obligation Series A, 5.00%, 2/15/2023	2,650,000	2,983,370
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (c)	3,350,000	3,617,028
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2019	360,000	367,181
5.00%, 11/1/2020	275,000	289,710
5.00%, 11/1/2021	105,000	114,059
Series A, 5.00%, 8/15/2020	100,000	104,655
Series B, 5.00%, 11/1/2020	5,210,000	5,488,683
Series B, 5.00%, 11/1/2023	1,475,000	1,692,990
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	2,700,000	3,009,663
Houston, TX, Combined Utility System Revenue:
Series B, 5.00%, 11/15/2019	20,000	20,421
Series C, 5.00%, 5/15/2020	160,000	166,064
Series D, 5.00%, 11/15/2020	200,000	210,890
Security Description	Principal Amount	Value
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	$4,310,000	$4,443,567
Series A, 5.00%, 3/1/2021	9,125,000	9,709,182
Houston, TX, Independent School District Public Facility Corp. 5.00%, 9/15/2020	2,870,000	3,012,955
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	210,000	216,266
5.00%, 2/15/2021 (c)	400,000	425,324
5.00%, 2/15/2022 (c)	10,995,000	12,045,352
5.00%, 2/15/2023 (c)	10,735,000	12,094,051
5.00%, 2/15/2024 (c)	4,165,000	4,811,116
Series A, 5.00%, 2/15/2021 (c)	4,240,000	4,508,434
Series A, 5.00%, 2/15/2022 (c)	3,145,000	3,445,442
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2020	115,000	121,262
Series D, 5.00%, 11/15/2019	210,000	214,418
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (c)	1,505,000	1,736,936
Irving, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (c)	145,000	158,808
Katy, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	100,000	102,993
Series A, 5.00%, 2/15/2021 (c)	330,000	350,955
Series A, 5.00%, 2/15/2022 (c)	3,130,000	3,428,070
Series D, 5.00%, 2/15/2020 (c)	150,000	154,436
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	170,000	186,140
5.00%, 2/15/2023 (c)	4,000,000	4,501,600
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2019 (c)	290,000	293,698
Series A, 5.00%, 8/15/2021 (c)	210,000	226,993
Series A, 5.00%, 8/15/2023 (c)	3,300,000	3,771,768

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	$115,000	$129,375
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	145,000	149,378
5.00%, 2/15/2023	1,400,000	1,573,320
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2021	130,000	140,453
5.00%, 9/1/2022	400,000	444,832
Northside, TX, Independent School District, General Obligation 5.00%, 8/1/2021 (c)	2,670,000	2,879,435
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (c)	110,000	110,568
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	320,000	340,259
Series A, 5.00%, 2/15/2022 (c)	6,355,000	6,960,187
Series A, 5.00%, 2/15/2023 (c)	4,085,000	4,600,527
Series B, 5.00%, 2/15/2021 (c)	300,000	318,993
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (c)	2,930,000	3,116,055
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	536,502
5.00%, 2/1/2022	4,410,000	4,830,777
5.00%, 2/1/2023	5,300,000	5,973,047
5.00%, 2/1/2024	8,505,000	9,827,783
Series B-REMK 9/, 2.00%, 2/1/2033 (a)	375,000	375,668
Series D, VRN, 3.00%, 12/1/2045 (a)	16,375,000	16,714,454
San Antonio, TX, General Obligation 5.00%, 2/1/2022	4,000,000	4,378,320
San Antonio, TX,Water System Revenue Series A, 2.63%, 5/1/2049 (a)	30,000,000	30,976,200
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	148,048
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	157,721
Security Description	Principal Amount	Value
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	$315,000	$327,187
Series C, 5.00%, 5/15/2022	6,815,000	7,522,397
Series D, 5.00%, 5/15/2021	160,000	171,483
Texas, State General Obligation:
5.00%, 4/1/2019	165,000	165,000
5.00%, 4/1/2020	135,000	139,591
5.00%, 10/1/2020	100,000	105,071
5.00%, 4/1/2021	8,130,000	8,679,507
5.00%, 10/1/2021	8,175,000	8,860,637
5.00%, 4/1/2022	50,000	54,981
5.00%, 10/1/2023	3,660,000	4,192,054
5.00%, 4/1/2024	1,000,000	1,159,310
Series A, 4.00%, 10/1/2019	230,000	232,792
Series A, 4.00%, 10/1/2021	7,125,000	7,548,724
Series A, 5.00%, 10/1/2020	250,000	262,678
Series A, 5.00%, 10/1/2021	1,630,000	1,766,708
Series A, 5.00%, 10/1/2022	1,360,000	1,516,958
Series A, 5.00%, 10/1/2023	5,000,000	5,726,850
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2020	455,000	478,419
5.00%, 10/1/2021	5,090,000	5,519,494
5.00%, 10/1/2023	3,300,000	3,778,170
Series A, 3.00%, 10/1/2021	3,025,000	3,132,599
Series A, 5.00%, 4/1/2021	170,000	181,560
Series A, 5.00%, 10/1/2021	4,065,000	4,408,005
Series A, 5.00%, 4/1/2022	190,000	208,987
Series A, 5.00%, 4/1/2023	14,710,000	16,624,359
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2023	135,000	152,439
Series A, 5.00%, 3/15/2024	7,000,000	8,117,060
Texas, State Water Development Board Revenue:
4.00%, 4/15/2020	2,350,000	2,409,925
5.00%, 8/1/2023	3,750,000	4,278,375
5.00%, 8/1/2024 (d)	6,070,000	7,081,019
Series A, 5.00%, 10/15/2020	110,000	115,789
Series A, 5.00%, 4/15/2021	380,000	406,334
Series B, 5.00%, 10/15/2023	2,000,000	2,293,940
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2020	420,000	438,829
5.00%, 8/1/2021	240,000	258,710
5.00%, 8/1/2022	160,000	177,459
University of North Texas, Revenue Series A, 5.00%, 4/15/2020	1,685,000	1,744,683
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	221,706
5.00%, 7/1/2023	3,380,000	3,850,834

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
University of Texas, Revenue:
5.00%, 8/15/2021	$330,000	$356,463
Series C, 5.00%, 8/15/2021	5,050,000	5,454,959
Series C, 5.00%, 8/15/2022	150,000	166,760
Series D, 5.00%, 8/15/2020	120,000	125,636
Series D, 5.00%, 8/15/2021	135,000	145,826
Series D, 5.00%, 8/15/2022	1,725,000	1,917,734
Series E, 5.00%, 8/15/2020	195,000	204,159
Series E, 5.00%, 8/15/2022	415,000	461,368
Series H, 5.00%, 8/15/2020	2,960,000	3,099,031
Series H, 5.00%, 8/15/2021	2,500,000	2,700,475
Series H, 5.00%, 8/15/2022	5,770,000	6,414,682
Series H, 5.00%, 8/15/2023	1,800,000	2,056,500
Series I, 5.00%, 8/15/2021	7,470,000	8,069,019
Series J, 5.00%, 8/15/2020	3,090,000	3,235,137
		442,657,014
UTAH — 0.6%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2021	365,000	392,605
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	256,703
Utah, State General Obligation:
5.00%, 7/1/2019	100,000	100,880
5.00%, 7/1/2020	100,000	104,344
5.00%, 7/1/2021	3,000,000	3,232,020
5.00%, 7/1/2022	15,815,000	17,557,971
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	166,627
		21,811,150
VIRGINIA — 3.1%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,023,454
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	6,797,695
Fairfax County, VA, General Obligation:
4.00%, 10/1/2023	250,000	276,575
5.00%, 10/1/2021	3,915,000	4,249,380
Series A, 4.00%, 10/1/2019	100,000	101,249
Series A, 4.00%, 10/1/2023	5,000,000	5,531,500
Series A, 5.00%, 10/1/2021	5,520,000	5,991,463
Series A, 5.00%, 10/1/2022	215,000	240,437
Series B, 4.00%, 10/1/2021	105,000	111,404
Series C, 5.00%, 10/1/2021	175,000	189,947
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	211,524
Series A, 5.00%, 12/1/2023	395,000	455,865
Security Description	Principal Amount	Value
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022	$10,965,000	$12,187,268
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	196,978
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2020	180,000	185,116
5.00%, 2/1/2022	12,925,000	14,151,195
Series A, 5.00%, 2/1/2020	180,000	185,116
Series A, 5.00%, 2/1/2021	235,000	249,528
Series A, 5.00%, 2/1/2022	60,000	65,692
Series A, 5.00%, 2/1/2023	16,915,000	19,046,918
Series B, 5.00%, 9/1/2022	440,000	489,936
Series B, 5.00%, 2/1/2023	6,020,000	6,782,072
Series D, 5.00%, 2/1/2022	130,000	142,333
Series E, 5.00%, 2/1/2023	5,000,000	5,632,950
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2021	5,000,000	5,375,000
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 5/15/2020	140,000	145,433
5.00%, 9/15/2022	100,000	111,508
Series C, 5.00%, 5/15/2023	250,000	283,867
Virginia, State General Obligation Series B, 5.00%, 6/1/2022	9,055,000	10,034,389
Virginia, State Public Building Authority Revenue:
Series B, 5.00%, 8/1/2022	100,000	111,084
Series B, 5.00%, 8/1/2023	3,830,000	4,371,370
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	291,234
		110,219,480
WASHINGTON — 3.4%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	210,000	223,140
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2022	3,065,000	3,394,549
Energy Northwest, WA, Electricity Revenue:
5.00%, 7/1/2020	150,000	156,402
Series A, 5.00%, 7/1/2021	330,000	355,064
Series A, 5.00%, 7/1/2023	10,850,000	12,351,857
King County, School District No. 414, Lake Washington, General Obligation 5.00%, 12/1/2019	255,000	260,852

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	$7,310,000	$8,411,544
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2020	265,000	280,089
5.00%, 12/1/2021	7,230,000	7,877,085
Pierce County, WA, School District No. 10, General Obligation:
5.00%, 12/1/2019	200,000	204,576
5.00%, 12/1/2020	3,650,000	3,857,211
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 9/1/2020	105,000	110,090
Series B, 5.00%, 4/1/2021	8,825,000	9,425,100
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	1,725,000	1,847,717
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	105,677
Spokane, WA, Water & Wastewater Revenue 5.00%, 12/1/2020	2,210,000	2,335,837
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2020	265,000	269,958
University of Washington, Revenue Series A, 5.00%, 5/1/2048 (a)	7,000,000	7,576,240
Washington, State 5.00%, 7/1/2022	275,000	304,293
Washington, State General Obligation:
4.00%, 7/1/2022	2,390,000	2,574,006
5.00%, 7/1/2022	100,000	110,853
5.00%, 7/1/2023	2,030,000	2,313,693
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,674,091
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,994,662
Series B, 5.00%, 8/1/2021	1,490,000	1,607,591
Series B, 5.00%, 7/1/2022	500,000	554,265
Series B, 5.00%, 7/1/2023	2,000,000	2,279,500
Series C, 5.00%, 2/1/2020	150,000	154,328
Series C, 5.00%, 2/1/2024	11,860,000	13,722,494
Series D, 5.00%, 2/1/2021	40,000	42,510
Series E, 5.00%, 2/1/2022	100,000	109,516
Series R-2015, 5.00%, 7/1/2021	285,000	306,714
Series R-2015-C, 5.00%, 7/1/2022	255,000	282,675
Security Description	Principal Amount	Value
Series R-2017A, 5.00%, 8/1/2020	$270,000	$282,617
Series R-2017A, 5.00%, 8/1/2021	7,000,000	7,552,440
Series R-C, 5.00%, 7/1/2019	235,000	237,021
Series R-C, 5.00%, 7/1/2020	210,000	219,204
Series R-F, 5.00%, 7/1/2021	100,000	107,619
		119,473,080
WEST VIRGINIA — 0.0% (b)
West Virginia, State General Obligation 5.00%, 12/1/2021	250,000	272,512
WISCONSIN — 3.1%
Madison, WI, General Obligation:
Series A, 1.25%, 10/1/2019	100,000	99,796
Series A, 3.00%, 10/1/2019	100,000	100,730
Series A, 4.00%, 10/1/2023	125,000	138,173
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	452,450
Series N4, 5.00%, 4/1/2021	11,765,000	12,557,843
Series N4, 5.00%, 4/1/2022	110,000	120,856
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
Series 1, 5.00%, 6/1/2019	150,000	150,852
Series 1, 5.00%, 6/1/2020	300,000	311,814
Series 1, 5.00%, 6/1/2021	190,000	203,935
Series 1, 5.00%, 6/1/2022	2,795,000	3,089,733
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2022	100,000	100,867
Series 1, 5.00%, 7/1/2028	100,000	110,949
Series 2, 5.00%, 7/1/2020	375,000	391,054
Series 2, 5.00%, 7/1/2021	145,000	156,214
Series 2, 5.00%, 7/1/2022	65,000	72,119
Series A, 5.00%, 7/1/2022	4,525,000	5,020,623
Series A, 5.00%, 7/1/2023	1,245,000	1,420,084
Wisconsin, State General Obligation:
5.00%, 5/1/2023	2,700,000	3,064,932
Series 1, 5.00%, 5/1/2019	125,000	125,348
Series 1, 5.00%, 5/1/2021	90,000	96,403
Series 1, 5.00%, 11/1/2021	185,000	201,208
Series 1, 5.00%, 11/1/2022	250,000	279,875
Series 1, 5.00%, 11/1/2023	2,500,000	2,875,425
Series 2, 5.00%, 5/1/2020	225,000	233,381
Series 2, 5.00%, 11/1/2021	5,225,000	5,682,762
Series 2, 5.00%, 11/1/2022	14,070,000	15,751,365
Series 2, 5.00%, 11/1/2023	13,745,000	15,809,087
Series 3, 5.00%, 11/1/2021	5,435,000	5,911,160
Series A, 5.00%, 5/1/2020	205,000	212,636
Series A, 5.00%, 5/1/2022	125,000	137,940
Series A, 5.00%, 5/1/2023	8,685,000	9,835,200

See accompanying notes to schedules of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2024	$130,000	$143,605
Series A, 5.00%, 5/1/2027	2,500,000	2,839,750
Series B, 5.00%, 5/1/2020	5,045,000	5,232,926
Series B, 5.00%, 5/1/2021	175,000	187,450
Series B, 5.00%, 5/1/2023	130,000	139,174
Series B, 5.00%, 5/1/2026	195,000	202,242
Series B, 5.00%, 5/1/2027	2,500,000	2,761,625
Series B, 5.00%, 5/1/2028	125,000	138,081
Series C, 5.00%, 5/1/2021	5,000,000	5,355,700
Series D, 5.00%, 5/1/2021	8,065,000	8,638,744
		110,354,111
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,538,320,948)		3,551,151,301
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (e) (f) (Cost $4,169,439)	4,169,439	4,169,439
TOTAL INVESTMENTS — 99.8% (Cost $3,542,490,387)		3,555,320,740
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		7,395,121
NET ASSETS — 100.0%		$3,562,715,861

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.0%
Assured Guaranty Municipal Corp.	0.0%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2019.
VRN	= Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,551,151,301	$—	$3,551,151,301
Short-Term Investment	4,169,439	—	—	4,169,439
TOTAL INVESTMENTS	$4,169,439	$3,551,151,301	$—	$3,555,320,740
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,594,151	$7,594,151	$410,366,605	$413,791,317	$—	$—	4,169,439	$4,169,439	$175,919	$—
See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 1.2%
Alabama Industrial Development Authority Revenue 6.45%, 12/1/2023	$285,000	$286,408
Alabama, ST, Industrial Development Authority Revenue 6.45%, 12/1/2023	115,000	115,568
Birmingham, AL, Special Care Facilities Financing Authority Revenue 0, 5.75%, 6/1/2045	1,845,000	2,002,397
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	266,227
Series D, 6.00%, 10/1/2042	1,210,000	1,407,278
Series D, 6.50%, 10/1/2053	3,010,000	3,561,041
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	100,000	101,000
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,669,952
		9,409,871
ALASKA — 0.4%
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	499,985
Series A, 5.00%, 6/1/2046	2,115,000	2,053,327
Series B, Zero Coupon, 6/1/2046	500,000	55,915
University of Alaska, AK, Revenue Series T, 5.00%, 10/1/2039	150,000	169,353
		2,778,580
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,017,100
ARIZONA — 2.8%
Arizona Industrial Development Authority Revenue:
5.25%, 7/1/2022 (b)	300,000	298,659
6.38%, 6/1/2039 (b)	1,000,000	1,026,390
Series A, 5.25%, 7/1/2047 (b)	240,000	243,384
Series A, 5.38%, 7/1/2050 (b)	500,000	527,080
Series B, 5.00%, 3/1/2037 (b)	75,000	78,509
Series B, 5.00%, 3/1/2042 (b)	70,000	72,476
Series D, 5.00%, 7/1/2051 (b)	185,000	191,301
Series G, 5.00%, 7/1/2047 (b)	100,000	104,106
Security Description	Principal Amount	Value
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	$1,070,000	$1,103,191
5.25%, 11/15/2046	2,010,000	2,064,451
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2036	225,000	245,975
6.00%, 7/1/2052 (b)	3,870,000	4,144,538
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	264,657
4.00%, 10/1/2041	30,000	31,012
4.00%, 10/1/2047	185,000	190,128
5.00%, 7/1/2035 (b)	1,325,000	1,371,587
5.25%, 7/1/2053 (b)	2,980,000	3,005,568
Series A, 4.00%, 7/1/2022 (b)	750,000	741,900
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	1,015,890
5.25%, 7/1/2036	315,000	286,792
5.70%, 7/1/2035	75,000	71,463
6.00%, 7/1/2048	1,070,000	1,014,820
6.75%, 2/1/2050 (b)	310,000	328,120
Series A, 7.38%, 7/1/2049	100,000	100,216
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	995,000	1,097,853
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2032	530,000	653,236
5.00%, 12/1/2037	320,000	400,038
5.25%, 12/1/2027	185,000	223,452
5.25%, 12/1/2028	105,000	128,582
Watson Road, AZ, Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	400,000	400,020
		21,425,394
ARKANSAS — 0.2%
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	516,910
5.50%, 7/1/2043	830,000	838,292
		1,355,202
CALIFORNIA — 13.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	175,000	174,603
Series B, 5.00%, 10/1/2037	500,000	561,295

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Anaheim, CA, Public Financing Authority Revenue Series A1, 4.38%, 3/1/2037 (a)	$110,000	$110,141
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	490,657
Series A, 5.00%, 3/1/2041	665,000	686,519
Series A, 5.25%, 3/1/2036	750,000	801,757
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	155,360
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	4,000,000	621,260
5.25%, 6/1/2046	105,000	105,002
5.45%, 6/1/2028	1,000,000	1,015,100
0, Zero Coupon, 6/1/2057	5,000,000	478,700
Series A, 5.25%, 6/1/2045	175,000	175,439
California State, Public Works Board, Lease Revenue 2.50%, 10/1/2029	200,000	200,376
California, Golden State Tobacco Securitization Corp., CA, Revenue:
Series A, 5.00%, 6/1/2045	320,000	357,834
Series A-1, 5.00%, 6/1/2047	5,275,000	5,248,572
Series A-1, 5.25%, 6/1/2047	4,660,000	4,706,926
Series A-2, 5.00%, 6/1/2047	10,130,000	10,079,249
Series A-2, 5.30%, 6/1/2037	2,100,000	2,122,092
Series B, Zero Coupon, 6/1/2047	14,340,000	2,283,215
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	375,000	391,170
Series A, 5.00%, 8/15/2047	480,000	540,979
Series G, 5.50%, 7/1/2025	95,000	95,312
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	350,000	421,998
California, Municipal Finance Authority Revenue:
5.00%, 12/31/2031	1,000,000	1,175,450
5.00%, 7/1/2046 (b)	500,000	525,055
5.00%, 6/1/2048	600,000	678,810
5.00%, 7/1/2049 (b)	1,250,000	1,323,937
5.25%, 1/1/2045	1,000,000	980,540
Series A, 5.00%, 7/1/2029	100,000	118,374
Series A, 5.00%, 11/1/2030	150,000	170,289
Series A, 5.00%, 7/1/2034	280,000	322,227
Series A, 5.00%, 7/1/2047	185,000	205,679
Series A, 5.25%, 11/1/2041	1,000,000	1,096,980
Series A, 5.50%, 6/1/2048 (b)	105,000	111,759
Series B, 5.88%, 8/15/2049	490,000	530,268
Security Description	Principal Amount	Value
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	$350,000	$374,220
5.00%, 11/21/2045 (b)	500,000	527,365
7.00%, 7/1/2022 (b)	250,000	257,643
8.00%, 7/1/2039 (b)	1,000,000	1,083,170
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	257,243
Series A, 5.00%, 7/1/2045 (b)	575,000	624,582
Series A, 5.00%, 8/1/2045 (b)	500,000	540,355
Series A, 5.00%, 7/1/2047 (b)	250,000	262,205
Series A, 5.13%, 7/1/2044	60,000	64,787
Series A, 6.00%, 10/1/2049	200,000	216,388
California, Statewide Communities Development Authority Revenue:
4.00%, 4/1/2042	130,000	134,159
5.00%, 5/15/2033	115,000	131,028
5.25%, 12/1/2029	1,000,000	1,123,650
5.25%, 12/1/2034	675,000	747,407
5.25%, 12/1/2038 (b)	1,475,000	1,677,355
5.25%, 7/1/2039 (b)	2,000,000	2,176,760
5.25%, 12/1/2043 (b)	1,825,000	2,056,081
5.25%, 12/1/2044	375,000	407,340
5.50%, 12/1/2054	1,000,000	1,093,320
7.00%, 7/1/2046	160,000	171,094
Series A, 3.50%, 11/1/2027 (b)	285,000	297,198
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,121,290
Series A, 5.00%, 12/1/2046 (b)	1,700,000	1,836,442
Series A, 5.25%, 11/1/2044 (b)	300,000	321,213
Series A, 5.25%, 12/1/2056 (b)	1,600,000	1,749,440
Series A, 5.75%, 7/1/2030	805,000	786,646
Series A, 6.00%, 10/1/2047	1,000,000	1,068,030
California, Statewide Financing Authority Revenue 0, Zero Coupon, 6/1/2055	19,750,000	647,602
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	253,752
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	106,207
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	195,606
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	869,576
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	2,000,000	2,213,880
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/15/2042 (a)	$455,000	$501,628
Series A, 5.75%, 1/15/2046	775,000	890,180
Series B1, 3.95%, 1/15/2053	1,130,000	1,157,900
Series C, 6.25%, 1/15/2033	500,000	583,840
Inland Empire, CA, Tobacco Securitization Authority Revenue Series B, 5.75%, 6/1/2026	545,000	565,694
Irvine, CA, Special Tax Revenue 4.00%, 9/1/2049	1,000,000	1,019,010
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,013,067
Lake Tahoe, CA, Unified School District, General Obligation 6.38%, 8/1/2045 (a)	140,000	107,320
Lancaster, CA, Redevelopment Agency Successor Agency Revenue 3.00%, 8/1/2034	140,000	137,437
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	121,684
Series A, 5.50%, 11/15/2037	310,000	406,010
Series C, 5.50%, 8/1/2031 (a)	220,000	267,696
Los Angeles, CA, Municipal Improvement Corp. Series B, 5.00%, 11/1/2027	300,000	371,217
Menifee Union School District Special Tax Revenue 5.00%, 9/1/2048	500,000	549,560
M-S-R, CA, Energy Authority Revenue:
6.13%, 11/1/2029	300,000	375,237
Series A, 6.50%, 11/1/2039	705,000	1,022,384
Series B, 6.50%, 11/1/2039	570,000	826,608
Series B, 7.00%, 11/1/2034	325,000	479,554
Oakland, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2033	65,000	73,949
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	552,300
Series A, 5.00%, 8/15/2046	550,000	596,244
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	2,500,000	2,804,350
Palomar Health, CA, Certificate of Participation 4.00%, 11/1/2038	1,445,000	1,470,822
Palomar Health, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,094,960
Palomar Pomerado, CA, General Obligation Series A, Zero Coupon, 8/1/2036	325,000	173,778
Security Description	Principal Amount	Value
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	$370,000	$401,813
Rd 17, CA, Levee Area Public Financing Authority, Special Assessment 4.00%, 9/1/2044 (a)	155,000	164,480
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	420,189
Riverside County, CA, Public Financing Authority Revenue 4.13%, 11/1/2040	610,000	647,253
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	490,884
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	225,234
5.00%, 2/15/2026	155,000	181,335
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	273,059
5.00%, 9/1/2047 (b)	1,000,000	1,073,770
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,079,456
5.00%, 9/1/2045	100,000	108,629
5.00%, 9/1/2046	830,000	899,936
Sacramento, CA, City Financing Authority Revenue 5.25%, 12/1/2030 (a)	310,000	388,148
Sacramento, CA, City Schools JT Powers Financing Authority Revenue Series A, 5.00%, 3/1/2040	430,000	478,693
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	811,694
8.00%, 12/1/2026	650,000	741,721
San Diego County, CA, Regional Airport Authority Revenue Series B, 5.00%, 7/1/2042	190,000	217,523
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series B, 5.00%, 5/1/2047	120,000	139,168
San Gorgonio, CA, Memorial Health Care District General Obligation 5.00%, 8/1/2039	400,000	425,876
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	549,545
Series B, 5.25%, 1/15/2049	400,000	438,252

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Silicon Valley, CA, Tobacco Securitization Authority Revenue Zero Coupon, 6/1/2056	$5,250,000	$420,420
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	295,000	356,977
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	81,859
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	102,756
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2045	1,000,000	195,610
Zero Coupon, 6/1/2046	6,550,000	829,089
Series A-1, 5.00%, 6/1/2037	1,105,000	1,105,122
Series A-1, 5.13%, 6/1/2046	1,070,000	1,070,118
Series A-1, 5.50%, 6/1/2045	745,000	748,390
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027 (c)	750,000	547,500
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	269,782
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	114,731
Upland, CA, Certificate of Participations 5.00%, 1/1/2047	1,910,000	2,129,631
West Sacramento, CA, Financing Authority Revenue:
5.00%, 9/1/2025	545,000	599,320
Series A, 5.00%, 9/1/2026	275,000	320,977
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031	275,000	180,923
		100,848,250
COLORADO — 2.7%
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	539,685
Colorado, Educational & Cultural Facilities Authority Revenue:
3.25%, 6/1/2046	270,000	241,772
4.13%, 11/15/2044	225,000	229,759
Series A, 4.00%, 3/1/2037	250,000	268,830
Colorado, Health Facilities Authority Revenue:
5.00%, 6/1/2026	100,000	113,418
5.00%, 1/1/2037	2,750,000	2,941,675
5.00%, 6/1/2037	250,000	277,585
Security Description	Principal Amount	Value
5.00%, 6/1/2047	$150,000	$164,730
5.25%, 1/1/2040	525,000	565,625
5.50%, 6/1/2033	425,000	468,087
Series A, 4.50%, 9/1/2038	580,000	580,858
Series A, 4.75%, 9/1/2040	45,000	45,018
Series A, 5.30%, 7/1/2037	500,000	500,030
Series B, 5.00%, 5/15/2048	1,070,000	1,113,934
Colorado, High Performance Transportation Enterprise Revenue:
5.00%, 12/31/2056	500,000	539,525
5.75%, 1/1/2044	750,000	818,377
Commerce City, CO, Sales & USE Tax Revenue 4.25%, 8/1/2040 (a)	860,000	903,662
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,432,268
Denver, CO, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	40,000	43,104
Series A, 5.25%, 12/1/2045	370,000	402,297
Denver, CO, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	118,222
Denver, CO, Urban Renewal Authority Revenue 5.25%, 12/1/2039 (b)	100,000	102,271
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	210,349
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,544,025
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	961,450
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,037,850
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,022,170
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (b)	1,000,000	1,025,750
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	230,000	335,002
Regional, CO, Transportation District, Private Activity Revenue:

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2034	$300,000	$308,799
6.00%, 1/15/2041	100,000	102,755
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	728,325
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	142,159
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,022,280
		20,851,646
CONNECTICUT — 1.5%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	290,970
Connecticut, State General Obligation:
0, 5.00%, 11/15/2025	100,000	114,956
Series A, 5.00%, 10/15/2026	285,000	297,816
Series A, 5.00%, 3/1/2027	100,000	112,690
Series A, 5.00%, 3/15/2027	110,000	128,678
Series A, 5.00%, 3/15/2028	295,000	337,734
Series A, 5.00%, 4/15/2030	750,000	893,850
Series B, 5.00%, 4/15/2025	160,000	185,661
Series B, 5.00%, 4/15/2029	400,000	431,024
Series B, 5.00%, 4/15/2032	130,000	139,190
Series D, 5.00%, 11/1/2023	130,000	139,915
Series D, 5.00%, 8/15/2025	125,000	145,956
Series E, 4.00%, 9/15/2028	125,000	131,090
Series E, 4.00%, 9/1/2031	100,000	105,672
Series E, 5.00%, 9/15/2026	100,000	109,551
Series F, 5.00%, 11/15/2027	100,000	114,170
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 5.00%, 9/1/2046 (b)	110,000	114,415
Series A, 5.00%, 9/1/2053 (b)	500,000	517,825
Series B, 4.00%, 7/1/2034	130,000	134,263
Series F, 3.50%, 7/1/2026	5,000	5,018
Series F, 4.00%, 7/1/2030	100,000	101,553
Series I, 5.00%, 7/1/2030	255,000	263,048
Series J, 4.00%, 7/1/2027	150,000	158,866
Series J, 4.25%, 7/1/2031	250,000	262,102
Series J, 4.50%, 7/1/2038	510,000	527,422
Series J, 5.00%, 7/1/2034	595,000	637,656
Series J, 5.00%, 7/1/2042	960,000	1,023,888
Series L, 4.00%, 7/1/2034	250,000	264,752
Series L, 4.13%, 7/1/2041	500,000	522,845
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	360,736
Series A, 5.00%, 9/1/2025	205,000	235,051
Series A, 5.00%, 9/1/2029	235,000	264,135
Security Description	Principal Amount	Value
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	$1,000,000	$1,069,280
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	110,141
Series A, 5.00%, 4/1/2031	220,000	239,844
Series B, 3.00%, 10/1/2030 (a)	140,000	141,669
Series C, 3.00%, 7/15/2027 (a)	100,000	102,899
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2025	190,000	211,379
Series A, 5.00%, 8/15/2026	220,000	244,464
Series A, 5.00%, 8/15/2027	100,000	111,032
		11,303,206
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	780,456
DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	160,549
Series A, 5.00%, 7/1/2052	100,000	102,920
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	127,362
Series A, 6.25%, 10/1/2032	465,000	488,083
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	590,000	652,882
Series A, Zero Coupon, 6/15/2046	6,000,000	938,400
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	588,170
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	400,000	419,064
		3,477,430
FLORIDA — 5.2%
Alachua County, FL, Health Facilities Authority Revenue:
4.00%, 12/1/2044	325,000	333,197
5.00%, 11/15/2024	50,000	47,186
6.25%, 11/15/2044	400,000	348,688
6.38%, 11/15/2049	375,000	327,821
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	920,000	941,694

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	$215,000	$225,597
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	180,315
4.70%, 5/1/2036	100,000	101,379
Broward, FL, Airport System Revenue Series Q-1, 4.00%, 10/1/2042	140,000	144,196
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.38%, 6/15/2038 (b)	105,000	108,730
6.10%, 8/15/2038 (b)	215,000	217,580
Series A, 5.13%, 6/15/2037 (b)	450,000	436,747
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (b)	750,000	775,027
Capital Trust Agency, Inc., FL, Revenue:
Series A, 5.00%, 7/1/2050	600,000	447,276
Series A, 7.50%, 6/1/2048 (b)	2,165,000	2,282,689
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	117,404
5.88%, 8/1/2052 (b)	610,000	623,432
Central, FL, Expressway Authority Revenue Series A, 4.00%, 7/1/2037	250,000	266,820
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b)	400,000	400,848
Series A, 8.25%, 5/15/2049 (b)	100,000	100,521
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	280,000	285,524
Crossings, AT, Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	730,000	766,894
Duval County, FL, Public Schools, Certificate of Participation 3.00%, 7/1/2035	355,000	354,918
Florida Agricultural & Mechanical University Student Housing Revenue Series A, 4.00%, 7/1/2032	115,000	123,206
Florida Development Finance Corp., Educational Facilities Revenue:
5.63%, 1/1/2047 (b) (d)	2,035,000	2,113,592
Series A, 4.00%, 7/15/2026 (b)	190,000	191,053
Series A, 6.00%, 6/15/2035 (b)	505,000	530,230
Series A, 6.00%, 6/15/2044 (b)	575,000	561,804
Security Description	Principal Amount	Value
Series A, 6.13%, 6/15/2043 (b)	$500,000	$507,595
Series A, 6.13%, 6/15/2044	555,000	588,455
Series A, 6.50%, 7/1/2044	925,000	945,026
Series A, 7.50%, 6/15/2033	500,000	539,910
Series A, 7.63%, 6/15/2041	570,000	613,605
Florida Higher Educational Facilities Financial Authority Revenue:
5.00%, 4/1/2032	100,000	106,836
Series A1, 4.50%, 6/1/2033 (b)	160,000	168,085
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 11/15/2036	350,000	367,349
Series A, 5.00%, 10/1/2042	500,000	573,330
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	590,656
Series B, 6.00%, 11/1/2029	380,000	386,623
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	290,000	288,988
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	127,293
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	308,784
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	541,145
6.25%, 4/1/2049	500,000	544,840
Isles Bartram Park, FL, Community Development District, Special Assessment Series 2015, 5.00%, 11/1/2035	100,000	102,874
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	423,698
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2039	330,000	366,241
Series B, 5.00%, 10/1/2028	325,000	387,091
Series III B, 3.38%, 10/1/2034	480,000	480,418
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	513,820
5.75%, 11/1/2042	500,000	523,700
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	500,820

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Lee County, FL, Solid Waste System Revenue 5.00%, 10/1/2026	$100,000	$115,155
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,018,760
Miami Beach, FL, Redevelopment Agency, Tax Allocation:
5.00%, 2/1/2024	100,000	114,801
5.00%, 2/1/2029	275,000	311,715
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,038,270
Miami, FL, Health Facilities Authority Revenue 5.13%, 7/1/2046	170,000	184,596
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	225,000	255,058
Miami-Dade County, FL, Industrial Development Authority Revenue:
5.25%, 7/1/2027 (b)	350,000	349,972
5.25%, 9/15/2044	250,000	266,155
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	100,878
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	289,152
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	724,628
Series B, 5.00%, 5/1/2037	925,000	964,433
Northern Palm Beach County, FL, Improvement District, Special Assessment:
4.65%, 8/1/2025	145,000	150,675
5.13%, 8/1/2022	465,000	481,424
5.35%, 8/1/2035	360,000	385,927
Pinellas County, FL, Educational Facilities Authority Revenue:
6.00%, 10/1/2041	100,000	105,794
6.50%, 10/1/2031	220,000	238,031
Pompano Beach, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,189,676
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	522,510
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	791,332
Security Description	Principal Amount	Value
Stoneybrook, FL, South Community Development District, Special Assessment 4.75%, 11/1/2024	$165,000	$173,118
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	100,432
Series A, 5.00%, 12/1/2041	225,000	248,002
Series A, 5.00%, 12/1/2055	440,000	477,277
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	556,340
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (e)	10,000	9,397
Series 2015-1, 6.61%, 5/1/2040	290,000	236,347
Series 2015-2, 6.61%, 5/1/2040	180,000	120,546
Series 2015-3, 6.61%, 5/1/2040 (e) (f)	195,000	—
Series 3, 6.65%, 5/1/2040 (e) (f)	120,000	—
Series A3, 6.61%, 5/1/2040	195,000	194,080
Series A4, 6.61%, 5/1/2040	85,000	70,552
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	2,000,000	2,051,500
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	145,085
West Villages, FL, Improvement District, Special Assessment 5.00%, 5/1/2032	635,000	657,962
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	709,349
		39,200,479
GEORGIA — 0.6%
Albany-Dougherty County, GA, Hospital Authority Revenue 4.00%, 12/1/2042	100,000	101,987
Atlanta, GA, Development Authority Revenue:
6.50%, 1/1/2029	350,000	357,137
Series A1, 6.75%, 1/1/2035	850,000	859,996
Series A1, 7.00%, 1/1/2040	500,000	507,825
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	255,383
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	532,630

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	$635,000	$654,710
Series A, 5.50%, 7/1/2060	170,000	181,881
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	1,013,230
		4,464,779
GUAM — 0.3%
Guam Government Business Privilege Revenue:
5.13%, 1/1/2042	340,000	351,438
Series B1, 5.00%, 1/1/2042	515,000	529,307
Series D, 5.00%, 11/15/2029	525,000	582,461
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	155,000	166,600
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	346,191
Guam Power Authority Revenue Series A, 5.00%, 10/1/2024 (a)	250,000	275,013
		2,251,010
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
5.00%, 1/1/2045 (b)	750,000	748,867
6.00%, 7/1/2028 (b)	355,000	365,185
		1,114,052
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	619,985
ILLINOIS — 10.1%
Bridgeview, IL, General Obligation Series A, 5.50%, 12/1/2043	115,000	115,006
Chicago Board of Education, General Obligation:
Zero Coupon, 12/1/2028 (a)	405,000	281,609
Series A, Zero Coupon, 12/1/2031 (a)	755,000	450,191
Series A, 4.00%, 12/1/2022	100,000	102,539
Series A, 5.00%, 12/1/2033	1,000,000	1,080,270
Series A, 5.00%, 12/1/2041	3,770,000	3,845,174
Series A, 5.00%, 12/1/2042	2,385,000	2,447,129
Series A, 5.50%, 12/1/2039	1,015,000	1,049,307
Series A, 7.00%, 12/1/2026	1,100,000	1,325,335
Series A, 7.00%, 12/1/2044	3,305,000	3,864,999
Series A, 7.00%, 12/1/2046 (b)	1,950,000	2,357,628
Series B, 5.00%, 12/1/2033	335,000	347,683
Series B, 5.00%, 12/1/2034	410,000	424,891
Security Description	Principal Amount	Value
Series B-1, Zero Coupon, 12/1/2029 (a)	$320,000	$211,782
Series B-1, Zero Coupon, 12/1/2030 (a)	120,000	75,265
Series C, 5.25%, 12/1/2035	740,000	785,636
Series C, 5.25%, 12/1/2039	390,000	410,545
Series D, 5.00%, 12/1/2046	1,250,000	1,286,375
Series E, 5.13%, 12/1/2032	480,000	510,043
Series F, 5.00%, 12/1/2031	310,000	313,977
Series H, 5.00%, 12/1/2046	1,500,000	1,572,615
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	287,438
6.00%, 4/1/2046	350,000	405,552
6.10%, 4/1/2036	25,000	29,577
Chicago, IL, General Obligation:
Series A, 5.00%, 1/1/2025	585,000	630,846
Series A, 5.25%, 1/1/2029	450,000	485,158
Series A, 5.25%, 1/1/2033	810,000	862,577
Series A, 5.25%, 1/1/2035	185,000	189,531
Series A, 5.75%, 1/1/2034	1,500,000	1,706,280
Series C, 5.00%, 1/1/2024	65,000	70,348
Series C, 5.00%, 1/1/2026	180,000	199,240
Series C, 5.00%, 1/1/2027	195,000	214,720
Series C, 5.00%, 1/1/2035	470,000	502,265
Series C, 5.00%, 1/1/2038	275,000	291,497
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2026	100,000	115,936
Series A, 5.50%, 1/1/2030	200,000	222,092
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	265,358
5.00%, 1/1/2029	100,000	105,384
Chicago, IL, O'Hare International Airport Revenue:
5.50%, 1/1/2025	125,000	142,321
Series B, 5.00%, 1/1/2029	315,000	363,164
Series D, 5.00%, 1/1/2039	210,000	230,168
Series D, 5.00%, 1/1/2044	325,000	355,599
Series D, 5.00%, 1/1/2052	600,000	676,578
Chicago, IL, Waterworks Revenue:
4.00%, 11/1/2037	145,000	146,857
Series A-1, 5.00%, 11/1/2027	410,000	478,380
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	446,662
5.25%, 12/1/2025	240,000	257,810
5.25%, 12/1/2043	205,000	213,667
Cook County, IL, Revenue 6.75%, 10/15/2040 (d)	1,000,000	1,040,960
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	282,326

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Illinois State, Finance Authority Revenue:
4.00%, 11/15/2038	$180,000	$182,561
4.00%, 12/1/2040	250,000	255,240
4.25%, 5/15/2043	460,000	468,298
4.25%, 1/1/2044	200,000	207,024
5.00%, 5/15/2033	2,220,000	2,255,409
5.00%, 5/15/2043	625,000	657,331
5.00%, 12/1/2046	350,000	381,769
5.00%, 2/15/2050	1,200,000	1,305,948
5.50%, 4/1/2032	500,000	500,160
5.63%, 5/15/2042	455,000	466,389
5.75%, 5/15/2046	1,000,000	1,027,450
Series A, 3.00%, 10/1/2037	390,000	371,744
Series A, 4.25%, 5/15/2041	185,000	188,043
Series A, 4.75%, 5/15/2033	200,000	203,582
Series A, 5.00%, 2/15/2047	885,000	965,128
Series A, 5.25%, 5/1/2038	3,980,000	4,176,134
Series A, 5.25%, 5/15/2047	150,000	155,492
Series A, 5.75%, 12/1/2035 (b)	385,000	395,022
Series A, 6.00%, 7/1/2043	200,000	223,898
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	134,078
3.50%, 6/1/2031	700,000	646,863
4.00%, 2/1/2023	100,000	103,661
4.00%, 1/1/2031	595,000	596,125
4.00%, 6/1/2032	300,000	298,458
4.00%, 6/1/2035	100,000	97,808
4.13%, 11/1/2031	100,000	100,676
4.50%, 11/1/2039	125,000	126,343
5.00%, 5/1/2023	230,000	247,653
5.00%, 8/1/2024	1,220,000	1,293,432
5.00%, 12/1/2024	100,000	109,460
5.00%, 6/1/2027	625,000	684,275
5.00%, 3/1/2028	150,000	155,615
5.00%, 5/1/2028	700,000	744,933
5.00%, 2/1/2029	175,000	191,457
5.00%, 3/1/2031	110,000	113,293
5.00%, 4/1/2032	100,000	104,939
5.00%, 3/1/2034	200,000	204,928
5.00%, 11/1/2034	100,000	106,669
5.00%, 5/1/2035	140,000	146,154
5.00%, 3/1/2036	150,000	153,488
5.00%, 5/1/2036	125,000	130,215
5.00%, 11/1/2036	350,000	370,836
5.00%, 3/1/2037	250,000	255,515
5.00%, 2/1/2039	1,200,000	1,241,844
5.00%, 5/1/2039	380,000	393,707
5.00%, 1/1/2041	300,000	314,382
5.25%, 2/1/2028	300,000	300,342
5.25%, 7/1/2028	500,000	532,405
5.25%, 2/1/2029	405,000	433,071
5.25%, 7/1/2029	100,000	106,122
5.25%, 2/1/2033	230,000	243,112
5.50%, 7/1/2024	660,000	720,667
Security Description	Principal Amount	Value
5.50%, 7/1/2025	$120,000	$130,318
5.50%, 7/1/2026	120,000	129,720
5.50%, 7/1/2027	200,000	215,680
5.50%, 7/1/2033	450,000	479,700
5.50%, 7/1/2038	200,000	211,348
Series A, 4.00%, 1/1/2024	135,000	137,371
Series A, 4.00%, 5/1/2024	135,000	139,262
Series A, 4.00%, 1/1/2029	725,000	726,037
Series A, 4.00%, 1/1/2030	515,000	516,622
Series A, 4.63%, 5/1/2037	610,000	626,403
Series A, 5.00%, 10/1/2024	150,000	163,889
Series A, 5.00%, 12/1/2028	465,000	513,225
Series A, 5.00%, 4/1/2035	250,000	258,968
Series A, 5.00%, 4/1/2036	140,000	144,773
Series A, 6.00%, 5/1/2025	400,000	460,616
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	680,000	549,005
5.00%, 6/15/2025 (a)	115,000	129,001
Illinois, State Sales Tax Revenue:
Series A, 5.00%, 6/15/2026	105,000	116,782
Series A, 5.00%, 6/15/2027	210,000	233,707
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 6/15/2027 (a)	125,000	97,329
Zero Coupon, 6/15/2031 (a)	125,000	79,435
Zero Coupon, 6/15/2034 (a)	100,000	55,455
Zero Coupon, 6/15/2036 (a)	2,500,000	1,265,200
Zero Coupon, 6/15/2043 (a)	200,000	73,622
Series A, 5.50%, 6/15/2029 (a)	615,000	710,085
Series B, Zero Coupon, 12/15/2050	300,000	71,604
Series B, 4.25%, 6/15/2042	2,100,000	2,072,595
Series B, 5.00%, 12/15/2026	115,000	121,547
Series B, 5.00%, 12/15/2028	390,000	409,894
Series B, 5.00%, 12/15/2040	100,000	106,004
Series B, 5.00%, 6/15/2052	250,000	255,845
Series B2, 5.00%, 6/15/2050	1,150,000	1,162,190
Series B2, 5.25%, 6/15/2050	1,335,000	1,353,022
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	192,384
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	123,927
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	885,000	853,609
Southern Illinois State, University Revenue Series A, 4.00%, 4/1/2028	325,000	319,933
Springfield, IL, Electric Revenue 5.00%, 3/1/2027	210,000	240,471

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	$550,000	$572,159
University of Illinois, IL, Revenue Series C, 3.63%, 4/1/2027	125,000	127,768
Village of Romeoville, IL, Revenue Series B, 4.13%, 10/1/2041	165,000	165,611
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2027	280,000	211,478
Series B, Zero Coupon, 1/1/2028	190,000	137,115
Series B, Zero Coupon, 1/1/2033	340,000	190,281
Will County, IL, Community Unit School District No. 201-U Crete-Monee, General Obligation Zero Coupon, 11/1/2024 (a)	120,000	103,507
		76,819,935
INDIANA — 0.9%
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042 (c) (e)	505,000	404,000
Series A, 7.13%, 11/15/2047 (c) (e)	540,000	432,000
Indiana State, Finance Authority Revenue Series A, 5.25%, 11/15/2046	170,000	186,259
Indiana State, Finance Authority, Environmental Revenue 6.00%, 12/1/2026	550,000	564,184
Indiana State, Finance Authority, Hospital Revenue:
5.50%, 8/15/2040	300,000	311,964
5.50%, 8/15/2045	100,000	103,813
Series A, 4.50%, 7/1/2053	250,000	238,648
Series A, 5.00%, 6/1/2032	825,000	833,349
Series A, 5.00%, 6/1/2039	100,000	100,431
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
Series E, Zero Coupon, 2/1/2025 (a)	160,000	140,019
Series I, 5.00%, 1/1/2023	365,000	404,070
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2027	145,000	152,691
Series A, 5.00%, 4/1/2037	515,000	526,768
Series A, 5.00%, 4/1/2042	560,000	570,326
Security Description	Principal Amount	Value
Steuben Lakes, IN, Regional Waste District Revenue 4.00%, 9/1/2038	$200,000	$207,052
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	994,390
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	866,167
		7,036,131
IOWA — 1.0%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022 (g)	705,000	709,315
4.75%, 8/1/2042	2,010,000	2,079,928
5.25%, 12/1/2025	420,000	452,668
5.88%, 12/1/2027 (b)	820,000	863,534
Series A, 5.25%, 12/1/2050 (d)	1,295,000	1,365,551
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	577,912
Series A, 5.00%, 5/15/2043	100,000	106,501
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,555,109
		7,710,518
KANSAS — 0.3%
Overland Park, KS, Development Corp. Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	600,816
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	168,212
Wichita, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	923,860
Series IV-A, 6.25%, 5/15/2034	500,000	500,620
		2,193,508
KENTUCKY — 1.8%
Ashland, KY, Medical Center Revenue:
5.00%, 2/1/2040	155,000	164,357
Series A, 4.00%, 2/1/2036	625,000	618,981
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	240,565
Kentucky Municipal Power Agency Revenue Series A, 5.00%, 9/1/2026 (a)	60,000	69,516
Kentucky, Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	137,800

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 2/1/2040	$355,000	$360,822
5.00%, 1/1/2045	650,000	688,149
5.00%, 12/1/2047 (a)	205,000	221,949
5.25%, 8/15/2046	350,000	370,433
5.25%, 6/1/2050	100,000	107,104
6.00%, 11/15/2036	500,000	492,485
6.25%, 11/15/2046	220,000	218,550
6.38%, 11/15/2051	1,320,000	1,315,380
Series A, 4.00%, 7/1/2029	350,000	359,814
Series A, 4.25%, 7/1/2035	495,000	504,247
Series A, 5.00%, 6/1/2045	3,525,000	3,813,838
Series B, 4.00%, 6/1/2037 (a)	930,000	970,957
Series B, 5.00%, 8/15/2028	115,000	134,688
Kentucky, State Property & Building Commission Revenue:
Series A, 5.00%, 10/1/2026	140,000	157,149
Series B, 5.00%, 11/1/2024	135,000	154,845
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	118,108
Louisville/Jefferson County Metropolitan Government Revenue:
4.00%, 10/1/2034	695,000	728,568
5.00%, 12/1/2031	150,000	161,502
Ohio County, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,157,974
		13,267,781
LOUISIANA — 1.5%
Jefferson Parish, LA, Economic Development & Port District Revenue 5.50%, 6/15/2038 (b)	2,175,000	2,239,706
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041 (c)	1,075,000	1,032,000
Louisiana Local Gov't Environmental Facilities & Community Development Auth:
3.50%, 11/1/2032	275,000	276,631
Series A-1, 6.50%, 11/1/2035	100,000	106,597
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,710
4.00%, 1/1/2046	110,000	115,215
5.00%, 7/1/2046	500,000	547,725
5.00%, 7/1/2047	300,000	331,719
5.00%, 7/1/2051	385,000	419,573
5.25%, 10/1/2029	155,000	147,138
Security Description	Principal Amount	Value
5.25%, 10/1/2033	$250,000	$240,468
Series A, 5.00%, 11/1/2041	325,000	350,708
Series A, 5.00%, 11/1/2045	420,000	452,449
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
4.00%, 2/1/2048	300,000	307,923
5.00%, 10/1/2037	300,000	337,602
Series A-2, 6.50%, 11/1/2035	600,000	639,582
Louisiana, State University & Agricultural & Mechanical College Revenue 5.00%, 7/1/2031	315,000	357,097
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	270,077
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	791,040
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	275,635
Series A, 5.00%, 12/1/2036 (a)	260,000	302,138
Series B, 4.00%, 12/1/2041 (a)	480,000	503,683
Series C, 4.00%, 12/1/2033	365,000	398,905
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (d)	450,000	469,696
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	265,060
		11,184,077
MAINE — 0.4%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b)	100,000	103,814
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	583,401
5.00%, 7/1/2043	200,000	211,634
6.75%, 7/1/2036	500,000	543,145
7.50%, 7/1/2032	500,000	554,805
Series A, 4.00%, 7/1/2041	100,000	100,818
Series A, 4.00%, 7/1/2046	290,000	291,496
Series A, 5.00%, 7/1/2046	35,000	37,921
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,594
		2,954,628
MARYLAND — 1.6%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	314,526

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2046	$250,000	$275,205
Series A, 4.50%, 9/1/2033	1,325,000	1,383,459
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	330,819
Gaithersburg, MD, Economic Development Revenue 5.00%, 1/1/2033	2,000,000	2,228,260
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	436,462
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	112,725
5.00%, 3/31/2030	145,000	164,961
5.00%, 3/31/2051	100,000	108,101
5.75%, 9/1/2025	525,000	540,845
Maryland Economic Development Corp., Tax Allocation 4.38%, 7/1/2036	625,000	637,525
Maryland Health & Higher Educational Facilities Authority 5.50%, 1/1/2031	100,000	118,936
Maryland Health & Higher Educational Facilities Authority Revenue:
3.50%, 7/1/2026	100,000	105,317
5.00%, 7/1/2024	100,000	114,396
5.00%, 10/1/2042	310,000	321,464
5.00%, 7/1/2045	90,000	98,449
Series A, 5.00%, 7/1/2038	100,000	111,137
Prince George's County, MD, Special Obligation:
5.13%, 7/1/2039 (b)	1,600,000	1,672,016
5.25%, 7/1/2048 (b)	2,000,000	2,072,460
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	539,155
Series B, 5.00%, 11/1/2042	400,000	422,252
		12,108,470
MASSACHUSETTS — 0.8%
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	102,976
5.00%, 11/15/2038 (b)	1,500,000	1,565,115
5.00%, 4/15/2040	300,000	317,721
5.00%, 7/1/2044	500,000	559,810
5.00%, 1/1/2045	300,000	324,924
5.00%, 10/1/2057 (b)	920,000	966,101
5.13%, 7/1/2040	100,000	103,183
Series D, 4.00%, 7/1/2045	350,000	355,351
Series F, 5.63%, 7/15/2036	120,000	129,947
Security Description	Principal Amount	Value
Series G, 5.00%, 7/1/2044	$210,000	$225,074
Series H, 5.00%, 1/1/2042	225,000	256,948
Series I, 5.00%, 7/1/2030	300,000	345,717
Series I, 5.00%, 7/1/2038	250,000	280,930
Series J2, 5.00%, 7/1/2048	680,000	768,210
Massachusetts, Health & Educational Facilities Authority Revenue Series C, 5.13%, 7/1/2035	105,000	108,871
		6,410,878
MICHIGAN — 1.4%
Conner Creek Academy, MI, E Public School Academy Revenue 5.00%, 11/1/2026	700,000	657,013
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	700,000	497,217
5.75%, 11/1/2035	500,000	303,815
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	188,527
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	127,709
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (a)	165,000	173,009
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,033,790
Michigan State, Finance Authority Revenue:
4.00%, 11/15/2046	300,000	307,275
5.00%, 7/1/2044	525,000	564,018
Series D-2, 5.00%, 7/1/2034	400,000	453,584
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.25%, 2/1/2032	690,000	765,562
8.13%, 4/1/2041	460,000	394,643
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	2,940,000	2,939,971
Series A, 6.88%, 6/1/2042	1,000,000	1,000,280
Series B, Zero Coupon, 6/1/2052	3,950,000	206,940
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,032,090
		10,645,443
MINNESOTA — 1.0%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	156,327

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	$170,000	$183,850
Brooklyn, MN, Chart School Lease Revenue:
5.00%, 3/1/2039	500,000	495,620
Series A, 4.75%, 7/1/2025	80,000	82,214
Series A, 5.50%, 7/1/2035	150,000	155,844
Forest Lake, MN, Charter School Lease Revenue 5.38%, 8/1/2050	1,000,000	1,038,080
Maple Grove, MN, Health Care Facilities Revenue:
3.50%, 5/1/2034	100,000	102,257
5.00%, 5/1/2028	150,000	178,909
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	286,788
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,009,450
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,087,405
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	83,808
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	235,000	225,626
Series A, 5.30%, 7/1/2045	500,000	510,075
Series A, 5.75%, 7/1/2047 (b)	1,000,000	1,019,470
St. Paul, MN, Port Authority Revenue 4.50%, 10/1/2037 (b)	255,000	240,906
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	156,603
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	235,710
5.25%, 12/1/2049	340,000	351,744
		7,600,686
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022	210,000	233,174
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	320,054
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	415,000	414,751
Security Description	Principal Amount	Value
Mississippi State, Gaming Tax Revenue Series E, 5.00%, 10/15/2027	$175,000	$204,883
Mississippi State, Hospital Equipment & Facilities Authority Revenue 5.00%, 9/1/2046	400,000	438,616
Warren County, MS, Gulf Opportunity Revenue 5.38%, 12/1/2035	115,000	124,295
		1,735,773
MISSOURI — 1.2%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	77,515
Grandview, MO, Industrial Development Authority Revenue Series A, 5.00%, 5/1/2042 (b)	735,000	727,768
I-470 Western Gateway Transportation Development District Revenue 5.25%, 12/1/2048 (b)	2,000,000	2,033,920
Jennings, MO, Revenue 5.00%, 11/1/2023	330,000	295,591
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (b)	850,000	708,619
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,034,180
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	436,279
Missouri, State Development Finance Board Revenue 3.50%, 3/1/2031	265,000	267,939
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	282,307
4.25%, 12/1/2042 (b)	450,000	455,112
Series A, 5.00%, 2/1/2036	650,000	704,262
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	236,342
Raymore, MO, Tax Increment, Ltd. Obligation Revenue Series A, 4.00%, 5/1/2020	230,000	230,823
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	265,000	280,760

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2042	$100,000	$102,644
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	120,000	158,483
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,032,210
		9,064,754
MONTANA — 0.0% (h)
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	104,289
NEBRASKA — 0.1%
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	108,266
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	692,148
		800,414
NEVADA — 0.7%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	274,560
Series A, 5.00%, 6/15/2024	310,000	357,284
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	160,000	160,101
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	122,650
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028	1,000,000	1,000,870
State of Nevada Department of Business & Industry Revenue:
5.88%, 12/15/2027 (b)	250,000	266,285
6.25%, 12/15/2037 (b)	780,000	843,476
6.95%, 2/15/2038 (b)	500,000	512,380
Series A, 4.50%, 12/15/2029 (b)	920,000	966,644
Series A, 5.00%, 12/15/2038 (b)	750,000	789,165
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (d)	255,000	262,561
		5,555,976
NEW HAMPSHIRE — 0.4%
National Finance Authority, NH, Revenue 4.88%, 11/1/2042 (b)	1,455,000	1,483,678
New Hampshire Health and Education Facilities Authority Revenue:
Security Description	Principal Amount	Value
5.00%, 1/1/2041	$400,000	$440,400
5.00%, 7/1/2042	485,000	504,269
Series A, 6.13%, 7/1/2052 (b)	350,000	370,013
		2,798,360
NEW JERSEY — 5.5%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	505,000	505,040
Camden County, NJ, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	218,910
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	537,695
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	90,761
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	845,339
New Jersey, Economic Development Authority Revenue:
3.00%, 6/1/2032	250,000	251,128
4.25%, 6/15/2027	570,000	599,891
5.00%, 6/15/2022	350,000	380,726
5.00%, 3/1/2024	100,000	109,104
5.00%, 6/15/2024	100,000	108,236
5.00%, 3/1/2025	310,000	336,961
5.00%, 3/1/2030	505,000	540,628
5.00%, 10/1/2037	100,000	109,318
5.25%, 9/15/2029	50,000	54,605
5.25%, 1/1/2044	750,000	767,310
5.63%, 11/15/2030	1,000,000	1,139,020
5.75%, 9/15/2027	1,100,000	1,215,709
7.10%, 11/1/2031 (f)	1,000,000	—
5.00%, 6/15/2036	240,000	258,953
5.00%, 6/15/2037	340,000	365,854
Series A, 3.25%, 7/15/2033	180,000	169,105
Series A, 3.35%, 7/15/2036	170,000	158,460
Series A, 3.38%, 7/1/2030	555,000	556,582
Series A, 5.00%, 7/1/2029	165,000	174,974
Series A, 5.00%, 6/1/2036	390,000	404,223
Series A, 5.00%, 6/15/2037	220,000	228,081
Series A, 5.00%, 6/15/2047	510,000	549,051
Series A, 5.13%, 6/15/2043	100,000	103,802
Series AAA, 4.13%, 6/15/2025	125,000	133,633
Series AAA, 5.00%, 6/15/2036	150,000	164,027
Series AAA, 5.00%, 6/15/2041	500,000	539,450
Series B, Zero Coupon, 7/1/2027	160,000	124,894
Series BBB, 4.75%, 6/15/2031	665,000	721,133
Series C, 5.00%, 6/15/2047	365,000	392,948

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series DDD, 5.00%, 6/15/2030	$500,000	$558,765
Series EE, 5.25%, 9/1/2024	200,000	210,412
Series II, 5.00%, 3/1/2026	575,000	611,932
Series N-1, 5.50%, 9/1/2023 (a)	100,000	112,993
Series PP, 5.00%, 6/15/2025	100,000	110,835
Series PP, 5.00%, 6/15/2031	245,000	264,019
Series UU, 5.00%, 6/15/2034	355,000	381,053
Series UU, 5.00%, 6/15/2040	425,000	451,273
Series WW, 5.00%, 6/15/2035	425,000	459,765
Series XX, 4.25%, 6/15/2026	1,245,000	1,332,436
Series XX, 5.00%, 6/15/2026	800,000	894,224
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	127,841
Series B, 5.00%, 9/1/2036	300,000	327,318
Series B, 5.50%, 9/1/2032	150,000	170,571
Series D, 3.50%, 7/1/2044	370,000	375,861
Series D, 5.00%, 7/1/2032	280,000	320,387
Series G, 3.50%, 7/1/2031	355,000	365,391
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	176,792
5.00%, 7/1/2025	360,000	389,523
5.00%, 7/1/2026	555,000	643,922
5.00%, 9/15/2027	100,000	109,202
5.00%, 7/1/2029	300,000	342,408
5.75%, 7/1/2037	970,000	972,609
New Jersey, Transportation Trust Fund Authority Revenue:
5.00%, 6/15/2031	505,000	569,963
Series A, Zero Coupon, 12/15/2025	680,000	557,967
Series A, Zero Coupon, 12/15/2027	100,000	75,202
Series A, Zero Coupon, 12/15/2030	145,000	94,164
Series A, Zero Coupon, 12/15/2032	225,000	133,335
Series A, Zero Coupon, 12/15/2033	285,000	162,145
Series A, Zero Coupon, 12/15/2040	755,000	297,659
Series A, 4.00%, 12/15/2031	1,215,000	1,266,917
Series A, 5.00%, 6/15/2024	120,000	134,322
Series A, 5.00%, 12/15/2024	250,000	282,110
Series A, 5.00%, 12/15/2025	250,000	284,327
Series A, 5.00%, 12/15/2028	100,000	116,275
Series A, 5.00%, 12/15/2029	350,000	402,423
Series A, 5.00%, 12/15/2032	2,240,000	2,521,142
Series A, 5.50%, 12/15/2023	1,435,000	1,630,117
Series A, 5.75%, 6/15/2023 (a)	140,000	158,803
Series AA, 3.25%, 6/15/2038	310,000	283,728
Series AA, 4.75%, 6/15/2035	260,000	277,376
Series AA, 5.00%, 6/15/2024	100,000	110,096
Series AA, 5.00%, 6/15/2025	130,000	146,809
Security Description	Principal Amount	Value
Series AA, 5.00%, 6/15/2026	$350,000	$387,919
Series AA, 5.00%, 6/15/2029	100,000	106,392
Series AA, 5.00%, 6/15/2033	150,000	157,362
Series AA, 5.00%, 6/15/2036	400,000	423,264
Series AA, 5.00%, 6/15/2038	590,000	622,130
Series AA, 5.00%, 6/15/2044	780,000	826,480
Series AA, 5.25%, 6/15/2029	90,000	101,519
Series AA, 5.25%, 6/15/2030	280,000	304,472
Series AA, 5.25%, 6/15/2033	120,000	129,016
Series AA, 5.25%, 6/15/2041	200,000	216,942
Series B, 5.25%, 12/15/2023 (a)	150,000	168,951
Series C, 5.25%, 6/15/2032	100,000	109,881
Series D, 5.00%, 6/15/2032	890,000	966,469
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	455,388
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (a)	120,000	144,144
Passaic Valley, NJ, Sewerage Commission Revenue Series F, 2.50%, 12/1/2032 (a)	105,000	98,211
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2034	2,100,000	2,368,359
Series B, 5.00%, 1/1/2035	670,000	753,241
Series B, 5.00%, 1/1/2036	150,000	168,077
Series B, 5.00%, 1/1/2042	750,000	826,905
Series B, 5.00%, 1/1/2048	500,000	548,605
		41,953,690
NEW MEXICO — 0.1%
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	55,000	57,324
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	35,090
Series B, 5.90%, 9/1/2032	130,000	130,336
Series C, 5.90%, 9/1/2032	210,000	205,237
Series D, Zero Coupon, 3/1/2032 (c)	160,000	73,600
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	574,000	582,868
		1,084,455
NEW YORK — 6.3%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	61,514
Series A, 5.00%, 7/15/2042	500,000	557,400

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue 5.00%, 11/15/2037	$1,000,000	$1,065,990
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	265,000	285,675
5.25%, 11/1/2034	250,000	261,032
5.50%, 11/1/2044	500,000	520,160
5.50%, 9/1/2045 (b)	400,000	437,656
Series A, 5.00%, 4/1/2033	120,000	126,936
Series A, 5.00%, 6/1/2047 (b)	150,000	156,632
Series A, 5.50%, 5/1/2048 (b)	500,000	523,995
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 7/1/2045	135,000	152,134
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,019
Series A, 5.00%, 6/1/2045	615,000	614,982
Glen Cove, NY, Local Economic Assistance Corp. Revenue Series C, 5.63%, 1/1/2055	620,000	525,183
Hempstead Town, NY, Local Development Corp. Revenue 5.00%, 9/1/2038	250,000	275,875
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	130,268
Jefferson County, NY, Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	209,960
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	320,000	362,512
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	355,000	396,663
Series B, 5.00%, 11/15/2026	115,000	137,852
Series C, 4.00%, 11/15/2033	205,000	213,869
Series C-1, 3.25%, 11/15/2036	290,000	290,655
Series C-1, 5.00%, 11/15/2031	425,000	489,927
Series C-2, Zero Coupon, 11/15/2040	3,400,000	1,538,092
Series D, 3.00%, 11/15/2032	215,000	214,963
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	316,489
Nassau County, NY, Local Economic Assistance Corp. Revenue 4.00%, 7/1/2032	225,000	231,242
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	610,134
Series A-3, 5.00%, 6/1/2035	1,365,000	1,363,403
Series A-3, 5.13%, 6/1/2046	635,000	619,138
Security Description	Principal Amount	Value
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027 (c)	$765,000	$420,750
New York City, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2023 (a)	550,000	551,265
5.00%, 1/1/2031 (a)	50,000	50,113
5.75%, 10/1/2037 (c) (e)	1,000,000	655,000
7.00%, 3/1/2049 (a)	200,000	200,940
Series A, 5.00%, 7/1/2022	690,000	754,094
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,430,000	1,422,135
Series A, 5.00%, 6/1/2045	740,000	732,489
New York County, NY, Counties Tobacco Trust V Revenue Zero Coupon, 6/1/2055	10,000,000	701,000
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2033	175,000	108,621
New York State, Dormitory Authority Revenue:
5.00%, 12/1/2029 (b)	300,000	349,326
5.25%, 7/1/2035	275,000	279,900
Series A, 4.25%, 5/1/2042	285,000	289,905
Series A, 5.00%, 7/1/2026	200,000	236,188
Series A, 5.15%, 7/1/2024 (a)	350,000	394,901
Series A, 5.50%, 1/1/2039	100,000	110,566
New York State, Liberty Development Corp. Revenue:
Series 1, 5.00%, 11/15/2044 (b)	5,200,000	5,542,680
Series 2, 5.00%, 9/15/2043	150,000	161,304
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,264,863
New York State, Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	218,098
Series I, 5.00%, 1/1/2024	110,000	119,459
New York State, Transportation Development Corp. Revenue:
4.00%, 7/1/2037 (a)	100,000	103,387
5.00%, 1/1/2023	260,000	286,164
5.00%, 1/1/2024	250,000	280,372
5.00%, 8/1/2026	1,360,000	1,427,048
5.00%, 1/1/2027	350,000	412,191
5.00%, 8/1/2031	930,000	968,614
Series A, 5.00%, 7/1/2030	170,000	189,069
Series A, 5.00%, 7/1/2041	515,000	559,460
Series A, 5.25%, 1/1/2050	1,500,000	1,635,915
Niagara, NY, Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	477,075

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ramapo, NY, Local Development Corp. Revenue:
5.00%, 3/15/2028	$295,000	$312,476
5.00%, 3/15/2041	285,000	294,357
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	526,675
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	645,000	718,782
5.00%, 1/1/2033	150,000	165,332
Tompkins County, NY, Development Corp. Revenue:
5.00%, 7/1/2027	100,000	101,868
5.00%, 7/1/2041	790,000	917,411
Troy, NY, Capital Resource Corp. Revenue Series A, 5.13%, 9/1/2040	495,000	515,409
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	242,739
Series B, 5.00%, 6/1/2022	400,000	423,836
Series B, 5.00%, 6/1/2045	5,425,000	5,430,425
Series B, 5.00%, 6/1/2048	1,200,000	1,201,200
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	350,000	379,491
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	770,819
Westchester County, NY, Local Development Corp. Revenue:
3.75%, 11/1/2037	275,000	276,512
5.00%, 11/1/2046	480,000	525,178
		47,570,752
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	116,340
North Carolina State, Capital Facilities Finance Agency Revenue 5.00%, 3/1/2034	500,000	517,645
North Carolina State, Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	166,449
5.00%, 7/1/2045	500,000	518,965
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	271,883
5.00%, 6/30/2054	575,000	615,641
		2,206,923
NORTH DAKOTA — 0.2%
Grand Forks County, ND, Revenue 5.38%, 9/15/2038 (b)	250,000	239,063
Security Description	Principal Amount	Value
Ward County, ND, Health Care Facilities Revenue Series C, 5.00%, 6/1/2028	$750,000	$873,780
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	190,000	170,232
		1,283,075
OHIO — 5.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	6,815,000	6,499,806
Series A-2, 5.38%, 6/1/2024	2,530,000	2,435,504
Series A-2, 5.75%, 6/1/2034	4,665,000	4,501,818
Series A-2, 5.88%, 6/1/2030	775,000	757,307
Series A-2, 5.88%, 6/1/2047	5,835,000	5,689,475
Series A-2, 6.00%, 6/1/2042	2,495,000	2,474,117
Series A-2, 6.50%, 6/1/2047	4,240,000	4,249,794
Series A-3, 6.25%, 6/1/2037	1,150,000	1,153,496
Series C, Zero Coupon, 6/1/2052	1,800,000	45,180
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	183,222
Cleveland Heights & University Heights, City School District, General Obligation 3.50%, 12/1/2051	400,000	396,172
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	284,973
5.00%, 2/15/2057	200,000	214,292
5.25%, 2/15/2047	100,000	109,593
5.50%, 2/15/2057	690,000	768,881
Lake County, OH, Port & Economic Development Authority Revenue 6.75%, 12/1/2052 (b)	550,000	561,121
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	210,820
Lucas, OH, Hospital Revenue 4.13%, 11/15/2042 (a)	600,000	629,268
Montgomery County, OH, Hospital Revenue:
5.45%, 10/1/2038	175,000	193,799
6.25%, 4/1/2049 (b)	500,000	544,840
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,056,290
5.00%, 2/15/2044	200,000	209,030
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	221,835
6.75%, 6/1/2024	700,000	717,423

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.63%, 10/1/2033 (c) (d) (e)	$250,000	$215,000
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	100,936
5.00%, 7/1/2037	220,000	242,077
Ohio State, Water Development Authority Revenue:
Series A, 3.00%, 5/15/2019 (c) (e)	250,000	215,000
Series B, 3.63%, 10/1/2033 (c) (d) (e)	325,000	279,500
Series B, 4.00%, 12/1/2033 (c) (d) (e)	375,000	322,500
Series B, 4.00%, 1/1/2034 (c) (d) (e)	570,000	490,200
Series C, 3.95%, 11/1/2032 (c) (d) (e)	125,000	107,500
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	242,724
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	492,570
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	450,000	470,623
5.00%, 12/1/2043	250,000	256,628
5.50%, 12/1/2043	400,000	423,796
5.75%, 12/1/2032	200,000	215,886
6.00%, 12/1/2042	550,000	584,732
		38,767,728
OKLAHOMA — 1.2%
Comanche County, OK, Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	468,360
Oklahoma Development Finance Authority Revenue:
5.00%, 8/1/2047	935,000	864,931
Series B, 4.00%, 8/15/2052 (a)	345,000	362,222
Series B, 5.00%, 8/15/2038	500,000	561,740
Series B, 5.50%, 8/15/2052	1,000,000	1,152,190
Series B, 5.50%, 8/15/2057	3,215,000	3,681,915
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (c) (e)	300,000	115,500
Series A, 6.88%, 11/1/2046 (c) (e)	50,000	19,250
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (d)	1,000,000	1,097,720
Series B, 5.50%, 12/1/2035	600,000	648,474
		8,972,302
Security Description	Principal Amount	Value
OREGON — 0.8%
Multnomah County, OR, Hospital Facilities Authority Revenue:
5.00%, 12/1/2036	$400,000	$438,512
Series A, 5.50%, 10/1/2049	1,000,000	1,075,920
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b) (g)	2,000,000	1,930,700
Series D, 6.50%, 4/1/2031 (b) (g)	750,000	724,013
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,700,497
Salem, OR, Hospital Facility Authority Revenue Series A, 4.00%, 5/15/2041	385,000	398,610
		6,268,252
PENNSYLVANIA — 3.3%
Allegheny County, PA, Higher Education Building Authority Revenue 5.00%, 10/15/2047	105,000	112,685
Allegheny County, PA, Hospital Development Authority Revenue:
4.00%, 4/1/2037	800,000	836,880
Series A, 5.00%, 4/1/2025	300,000	294,072
Series A, 5.13%, 4/1/2035	595,000	539,088
Allegheny County, PA, Industrial Development Authority Revenue:
5.75%, 8/1/2042	250,000	252,613
6.75%, 11/1/2024	380,000	385,658
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (b)	1,925,000	2,044,696
5.00%, 5/1/2042 (b)	500,000	537,790
Beaver County, PA, Industrial Development Authority Revenue Series B, 3.50%, 12/1/2035 (c) (d) (e)	270,000	232,200
Berks County, PA, Industrial Development Authority Revenue 3.75%, 11/1/2042	240,000	240,494
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	392,504
Chester County, PA, Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	266,930

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2044	$215,000	$227,255
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	316,703
5.25%, 1/1/2032	220,000	227,132
Delaware County, PA, Authority Revenue:
4.00%, 10/1/2019	130,000	129,784
4.00%, 8/1/2040	100,000	105,278
4.00%, 8/1/2045	170,000	178,590
5.25%, 10/1/2032	115,000	113,904
Delaware County, PA, Industrial Development Authority Revenue:
0, 5.25%, 8/15/2030	280,000	245,185
Series A, 5.13%, 6/1/2046 (b)	995,000	1,016,154
Series A, 6.13%, 8/15/2040	700,000	636,132
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	115,000	151,815
Fulton County, PA, Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	309,795
5.00%, 7/1/2040	945,000	974,862
5.00%, 7/1/2046	200,000	205,406
Lancaster County, PA, Hospital Authority Revenue:
2.88%, 7/1/2021	250,000	249,535
5.00%, 4/1/2027	420,000	433,070
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	250,000	255,458
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	370,000	375,217
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 10/1/2027	250,000	276,768
5.00%, 9/1/2035	300,000	349,701
Montgomery County, PA, Industrial Development Authority Revenue:
4.00%, 12/1/2039	100,000	96,117
5.00%, 11/15/2036	100,000	111,218
5.25%, 1/1/2040	205,000	206,804
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,127,278
Northampton County, PA, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	236,675
Pennsylvania State, Economic Development Financing Authority Revenue:
Security Description	Principal Amount	Value
5.00%, 12/31/2028	$325,000	$372,427
5.00%, 12/31/2034	400,000	445,960
6.00%, 6/1/2031	515,000	515,144
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	94,107
Pennsylvania, PA, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	310,000	333,021
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	159,123
5.00%, 11/1/2027	780,000	805,490
5.00%, 5/1/2035	150,000	170,403
5.00%, 4/1/2042	210,000	224,858
5.00%, 11/1/2042	140,000	141,043
5.00%, 9/1/2045	280,000	311,486
Series AT-1, 5.00%, 6/15/2024	125,000	144,133
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	453,555
Series A-1, 5.00%, 12/1/2037	380,000	444,604
Series C, 5.00%, 12/1/2044	235,000	260,928
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	176,586
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	301,092
Series A, 4.00%, 9/1/2047	385,000	398,898
Series A, 5.00%, 4/1/2036	250,000	257,583
Philadelphia, PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	109,820
Series B, 5.00%, 8/1/2033	110,000	124,731
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	371,754
5.00%, 7/1/2032	1,610,000	1,785,989
Series A, 5.63%, 7/1/2042	410,000	439,192
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	200,000	208,440
Reading, PA, School District, General Obligation Series A, 4.13%, 2/1/2036 (a)	120,000	126,910
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	406,649
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	198,422

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority, PA, Lease Revenue 5.00%, 4/1/2029	$150,000	$159,360
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	160,607
		24,793,761
PUERTO RICO — 8.0%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	727,510
5.63%, 5/15/2043	3,790,000	3,830,288
Commonwealth of Puerto Rico, General Obligation Series A, 5.25%, 7/1/2024 (a)	150,000	158,886
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	610,000	584,075
Series A, 5.00%, 7/1/2033	2,735,000	2,666,625
Series A, 5.13%, 7/1/2037	2,265,000	2,208,375
Series A, 5.25%, 7/1/2029	1,250,000	1,243,750
Series A, 5.25%, 7/1/2042	1,325,000	1,301,812
Series A, 6.00%, 7/1/2038	2,610,000	2,613,262
Series A, 6.00%, 7/1/2044	1,865,000	1,867,331
Series A, 6.00%, 7/1/2047	125,000	125,000
Series A, 6.13%, 7/1/2024	210,000	215,250
Puerto Rico Convention Center District Authority Revenue:
5.00%, 7/1/2031 (a)	165,000	165,086
Series A, 4.50%, 7/1/2036 (a)	350,000	351,011
Puerto Rico Electric Power Authority Revenue:
Series RR, 5.00%, 7/1/2022 (a)	135,000	135,918
Series RR, 5.00%, 7/1/2026	140,000	136,899
Series V V, 5.25%, 7/1/2025 (a)	595,000	636,686
Series V V, 5.25%, 7/1/2027 (a)	460,000	512,813
Series V V, 5.25%, 7/1/2029 (a)	660,000	711,460
Series V V, 5.25%, 7/1/2030 (a)	1,515,000	1,630,928
Series V V, 5.25%, 7/1/2032 (a)	165,000	176,892
Series V V, 5.25%, 7/1/2033 (a)	2,000,000	2,141,080
Series V V, 5.25%, 7/1/2035 (a)	340,000	362,229
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (c) (e)	310,000	41,075
Series A, 4.75%, 7/1/2038 (c) (e)	185,000	58,738
Security Description	Principal Amount	Value
Series AA, 5.00%, 7/1/2035 (c) (e)	$180,000	$144,450
Series CC, 5.25%, 7/1/2033 (a)	120,000	134,473
Series CC, 5.50%, 7/1/2030 (c) (e)	100,000	80,250
Series G, 5.00%, 7/1/2033 (c) (e)	105,000	33,338
Series G, 5.00%, 7/1/2042 (c) (e)	760,000	241,300
Series I, 5.00%, 7/1/2026 (c) (e)	185,000	141,756
Series L, 5.25%, 7/1/2022 (c) (e)	140,000	108,675
Series L, 5.25%, 7/1/2035 (a)	545,000	579,428
Series L, 5.25%, 7/1/2038 (a)	315,000	340,172
Series L, 5.25%, 7/1/2041 (a)	125,000	136,873
Series M, 5.00%, 7/1/2046 (c) (e)	305,000	96,838
Series N, 5.25%, 7/1/2030 (a)	645,000	706,591
Series N, 5.25%, 7/1/2031 (a)	765,000	837,407
Series N, 5.25%, 7/1/2032 (a)	220,000	235,855
Series N, 5.25%, 7/1/2034 (a)	105,000	117,508
Series N, 5.25%, 7/1/2036 (a)	365,000	405,756
Series N, 5.25%, 7/1/2039 (c) (e)	350,000	263,813
Series N, 5.50%, 7/1/2023 (c) (e)	110,000	34,925
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036 (c)	200,000	195,026
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	260,218
Series A, 6.00%, 7/1/2033	100,000	104,797
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033 (c)	100,000	33,547
Series A, Zero Coupon, 7/1/2043 (a)	710,000	183,883
Series B, 5.00%, 7/1/2021 (c) (e)	1,000,000	184,840
Series B, 5.00%, 7/1/2022 (c) (e)	140,000	25,878
Series B, 5.00%, 7/1/2037 (c) (e)	510,000	94,268
Series B, 5.00%, 7/1/2041 (c) (e)	330,000	60,997
Series B, 5.00%, 7/1/2046 (c) (e)	555,000	102,586

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.50%, 7/1/2021 (c) (e)	$110,000	$85,800
Series C, 5.50%, 7/1/2023 (a)	425,000	456,777
Series C, 5.50%, 7/1/2024 (a)	415,000	450,856
Series C, 5.50%, 7/1/2025 (a)	235,000	257,670
Series C, 5.50%, 7/1/2026 (a)	325,000	359,014
Series C, 5.50%, 7/1/2027 (a)	885,000	982,615
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	215,000	180,520
Series A-1, Zero Coupon, 7/1/2027	365,000	272,159
Series A-1, Zero Coupon, 7/1/2029	355,000	235,390
Series A-1, Zero Coupon, 7/1/2031	458,000	270,944
Series A-1, Zero Coupon, 7/1/2033	1,516,000	804,511
Series A-1, Zero Coupon, 7/1/2046	4,907,000	1,055,496
Series A-1, Zero Coupon, 7/1/2051	3,997,000	632,405
Series A-1, 4.50%, 7/1/2034	2,065,000	2,087,777
Series A-1, 4.55%, 7/1/2040	1,465,000	1,441,589
Series A-1, 4.75%, 7/1/2053	3,231,000	3,063,537
Series A-1, 5.00%, 7/1/2058	12,580,000	12,429,669
Series A-2, 4.55%, 7/1/2040	1,942,000	1,713,834
Series A-2, 4.75%, 7/1/2053	58,000	49,736
Series A-2, 5.00%, 7/1/2058	779,000	681,633
University of Puerto Rico, PR, Revenue:
Series P, 5.00%, 6/1/2022 (c)	440,000	437,800
Series P, 5.00%, 6/1/2025 (c)	105,000	104,081
Series P, 5.00%, 6/1/2030 (c)	425,000	419,687
Series Q, 5.00%, 6/1/2030 (c)	125,000	123,438
Series Q, 5.00%, 6/1/2036 (c)	1,890,000	1,847,475
		60,932,840
RHODE ISLAND — 0.0% (h)
Rhode Island State, Health & Educational Building Corp. Revenue 5.00%, 5/15/2028	250,000	289,308
SOUTH CAROLINA — 0.9%
South Carolina State, Jobs - Economic Development Authority Revenue:
3.00%, 8/15/2038	1,035,000	957,644
4.00%, 11/15/2027	450,000	454,360
4.00%, 2/1/2028	230,000	240,902
5.00%, 11/1/2037	500,000	539,560
5.25%, 11/15/2047	1,750,000	1,882,965
Series A, 7.00%, 11/1/2033	270,000	295,040
South Carolina State, Ports Authority Revenue 4.00%, 7/1/2040	245,000	253,712
Security Description	Principal Amount	Value
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	$255,000	$278,843
Series A, 5.50%, 12/1/2054	320,000	353,965
Series B, 5.13%, 12/1/2043	490,000	531,787
Series E, 5.00%, 12/1/2048	250,000	269,770
Series E, 5.25%, 12/1/2055	305,000	340,112
Series E, 5.50%, 12/1/2053	100,000	109,662
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	196,997
		6,705,319
TENNESSEE — 0.5%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	402,364
Chattanooga-Hamilton County, TN, Hospital Authority Revenue Series A, 5.00%, 10/1/2039	75,000	81,682
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	667,517
Knox County, TN, Health Educational & Housing Facility Board Revenue:
5.00%, 4/1/2024	240,000	267,850
5.00%, 4/1/2031	240,000	269,568
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	107,389
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b) (e)	370,000	277,367
Metropolitan Nashville, TN, Airport Authority Revenue Series B, 5.00%, 7/1/2043	100,000	110,461
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (b)	430,000	460,311
Shelby County, TN, Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	396,008
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2022	190,000	207,695
Series C, 5.00%, 2/1/2024	100,000	110,933

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 2/1/2027	$345,000	$398,516
		3,757,661
TEXAS — 5.2%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.38%, 8/15/2036	135,000	135,250
Series A, 5.00%, 6/15/2046	225,000	227,414
Series A, 5.00%, 8/15/2048	15,000	14,930
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	453,144
Austin, TX, Community College District Revenue 3.25%, 2/1/2037	410,000	411,619
Bexar County, TX, Health Facilities Development Corp. Revenue 4.00%, 7/15/2036	500,000	494,875
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	115,580
Series A, 4.35%, 12/1/2042	290,000	291,546
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	529,505
Dallas/Fort Worth, TX, International Airport Revenue:
Series A, 5.00%, 11/1/2045	175,000	182,271
Series B, 5.00%, 11/1/2038	175,000	190,986
Series H, 5.00%, 11/1/2027	140,000	151,376
Decatur, TX, Hospital Authority Revenue:
Series A, 5.25%, 9/1/2029	335,000	375,167
Series A, 6.63%, 9/1/2031	340,000	397,926
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	207,676
5.00%, 8/15/2037	200,000	221,194
Fort Bend County, TX, Industrial Development Corp. Revenue Series B, 4.75%, 11/1/2042	485,000	497,823
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	250,755
Hale Center, TX, Education Facilities Corp. Revenue 5.00%, 3/1/2035	150,000	157,838
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 11/15/2032	135,000	141,526
5.00%, 11/15/2027	120,000	146,172
5.00%, 1/1/2037	430,000	462,160
Security Description	Principal Amount	Value
Series A, 5.13%, 1/1/2048	$120,000	$123,972
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	120,365
Harris County-Houston, TX, Sports Authority Revenue Series H, Zero Coupon, 11/15/2041 (a)	170,000	55,684
Houston, TX, Airport System Revenue:
Series A, 5.00%, 7/1/2024	100,000	107,067
Series A, 6.50%, 7/15/2030	300,000	325,191
Series B-1, 5.00%, 7/15/2035	3,000,000	3,275,940
Series D, 5.00%, 7/1/2029	115,000	142,476
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	62,482
Lower Colorado River, TX, Authority Revenue:
4.00%, 5/15/2035	130,000	134,801
Series A, 5.00%, 5/15/2024	110,000	120,713
Series B, 3.13%, 5/15/2033	160,000	160,898
Lubbock, TX, Educational Facilities Authority, Inc. Revenue 2.75%, 11/1/2031	100,000	89,665
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,629,200
Mission, TX, Economic Development Corp. Revenue:
6.50%, 12/1/2033 (b)	665,000	668,764
7.75%, 1/1/2045 (b) (c) (e)	940,000	846,000
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	910,418
5.00%, 11/15/2036	550,000	581,718
5.00%, 4/1/2044	1,475,000	1,493,850
5.00%, 1/1/2047	500,000	510,260
5.50%, 1/1/2049	1,000,000	1,057,330
Series A, 4.25%, 8/1/2033	460,000	436,264
Series A, 4.75%, 4/1/2046	150,000	148,647
Series A, 5.00%, 4/1/2046	335,000	350,038
Series A, 5.00%, 7/1/2047	1,000,000	923,900
Series A, 5.50%, 7/1/2054	100,000	101,580
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,000,000	1,013,980
North Harris County, TX, Regional Water Authority Revenue 3.00%, 12/15/2036	180,000	176,227
North Texas Tollway Authority Revenue:
4.00%, 1/1/2037	500,000	530,385
4.00%, 1/1/2038	595,000	628,647

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2040	$160,000	$174,410
Series I, 6.20%, 1/1/2042 (a)	180,000	217,895
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	120,000	130,160
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,128,910
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	238,374
5.50%, 8/1/2027	110,000	131,920
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	510,165
4.50%, 11/15/2021 (c)	875,000	691,250
5.00%, 10/1/2044	200,000	212,600
5.00%, 11/15/2046	450,000	495,180
5.25%, 11/15/2047	110,000	102,462
5.63%, 11/15/2041 (c)	500,000	395,000
6.38%, 2/15/2041	100,000	109,324
6.75%, 11/15/2047	2,400,000	2,697,744
6.75%, 11/15/2052	300,000	336,150
Series B, 4.00%, 11/15/2025	235,000	230,305
Series B, 4.50%, 11/15/2036	150,000	134,769
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	265,000	307,771
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	87,479
5.00%, 12/15/2026	25,000	27,417
5.00%, 12/15/2030	330,000	358,103
5.00%, 12/15/2031	500,000	541,220
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2040	280,000	305,978
5.00%, 12/31/2045	350,000	380,639
5.00%, 12/31/2055	490,000	529,778
7.50%, 12/31/2031	1,500,000	1,563,810
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	552,815
Series C, 5.00%, 8/15/2037	500,000	549,075
West Harris County, TX, Regional Water Authority Revenue Series A, 3.75%, 12/15/2039	100,000	103,009
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	398,618
6.25%, 9/1/2040	370,000	374,447
6.38%, 9/1/2045	505,000	511,979
Security Description	Principal Amount	Value
Woodloch Health Facilities Development Corp., TX, Revenue 6.75%, 12/1/2051 (b)	$2,000,000	$2,060,300
		39,372,251
U. S. VIRGIN ISLANDS — 1.2%
Virgin Islands Public Finance Authority Revenue:
6.75%, 10/1/2037 (c)	100,000	98,000
Series A, 4.00%, 7/1/2021	115,000	110,975
Series A, 4.00%, 10/1/2022 (c)	110,000	105,600
Series A, 5.00%, 10/1/2024 (c)	700,000	663,250
Series A, 5.00%, 10/1/2025 (c)	10,000	9,675
Series A, 5.00%, 10/1/2029 (c)	2,340,000	2,263,950
Series A, 5.00%, 7/1/2031	1,180,000	1,079,700
Series A, 5.00%, 10/1/2032 (c)	1,125,000	1,043,025
Series A1, 4.50%, 10/1/2024 (c)	350,000	331,625
Series A1, 5.00%, 10/1/2029 (c)	100,000	96,750
Series A1, 5.00%, 10/1/2039 (c)	165,000	158,813
Series B, 5.00%, 10/1/2025 (c)	525,000	502,688
Series B, 5.25%, 10/1/2029 (c)	895,000	856,962
Series B, 6.63%, 10/1/2029 (c)	750,000	735,000
Series C, 5.00%, 10/1/2030 (c)	1,000,000	915,000
		8,971,013
UTAH — 0.1%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	308,883
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	180,140
Utah State, Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	90,000	90,161
Series A, 7.00%, 7/15/2045	110,000	114,144
		693,328
VERMONT — 0.2%
University of Vermont & State Agricultural College, VT, Revenue 4.00%, 10/1/2037	105,000	110,332
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,067,720
Vermont State, Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	115,000	118,235
		1,296,287

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 2.2%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	$140,000	$139,989
Capital Region Airport, VA, Commission Revenue Series A, 4.00%, 7/1/2038	100,000	106,928
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	346,273
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	52,672
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	285,000	288,543
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,054,570
Lexington, VA, Industrial Development Authority Revenue:
4.00%, 1/1/2031	110,000	113,473
Series A, 5.00%, 1/1/2048	155,000	165,582
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	997,522
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	500,000	525,980
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.00%, 1/1/2049	2,000,000	2,070,060
5.38%, 1/1/2035	250,000	268,807
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	200,000	212,694
Prince William County, VA, Industrial Development Authority Revenue 4.00%, 11/1/2046	155,000	158,255
Stafford County, VA, Economic Development Authority Revenue 4.00%, 6/15/2037	400,000	413,148
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	6,160,000	6,080,721
Series C, Zero Coupon, 6/1/2047	2,035,000	211,131
Security Description	Principal Amount	Value
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	$875,000	$935,366
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	530,450
5.00%, 12/31/2052	335,000	365,934
Series C, 5.00%, 6/1/2047	1,000,000	1,051,520
Series SR, 5.50%, 1/1/2042	250,000	268,467
		16,358,085
WASHINGTON — 1.2%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	454,988
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	152,260
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	100,000	108,225
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	280,000	281,431
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	109,524
7.50%, 1/1/2032 (b)	535,000	604,085
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	639,702
4.00%, 7/1/2042	200,000	209,572
Series A, 5.00%, 2/1/2041	350,000	362,246
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2033	100,000	108,411
5.00%, 1/1/2036 (b)	825,000	891,157
5.00%, 1/1/2046 (b)	1,000,000	1,065,990
5.00%, 7/1/2046 (b)	520,000	537,191
5.00%, 1/1/2051 (b)	820,000	871,307
5.00%, 7/1/2051 (b)	1,250,000	1,287,425
Series A, 6.75%, 7/1/2035 (b)	640,000	696,179
Series A, 7.00%, 7/1/2045 (b)	345,000	373,525
Series A, 7.00%, 7/1/2050 (b)	500,000	538,595
		9,291,813
WEST VIRGINIA — 0.3%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	765,412
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	395,768

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	$225,000	$233,825
Ohio County, Development Authority Revenue 5.00%, 9/1/2040	275,000	278,283
Ohio County, WV, Special District Excise Tax Revenue Series B, 4.00%, 3/1/2036	100,000	100,002
West Virginia State, Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	140,000	147,549
West Virginia State, Hospital Finance Authority Revenue Series A, 5.00%, 9/1/2026	100,000	111,150
Wheeling, WV, Waterworks & Sewerage System Revenue 5.00%, 6/1/2038	250,000	274,580
		2,306,569
WISCONSIN — 3.5%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	345,084
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	951,289
4.50%, 12/1/2042	180,000	179,642
5.00%, 9/1/2030 (b)	400,000	424,080
5.25%, 4/1/2030	775,000	844,014
5.25%, 3/1/2035 (b)	750,000	790,432
5.25%, 5/15/2052 (b)	1,300,000	1,363,830
5.88%, 4/1/2045	530,000	580,159
5.88%, 6/15/2047 (b)	800,000	782,144
6.25%, 10/1/2031 (b)	200,000	214,690
6.25%, 1/1/2038 (b)	500,000	530,285
6.38%, 1/1/2048 (b)	500,000	527,205
6.75%, 12/1/2042 (b)	3,000,000	3,489,000
7.00%, 12/1/2050 (b)	4,000,000	4,666,840
Series A, 5.00%, 6/15/2037 (b)	425,000	429,233
Series A, 5.00%, 3/1/2038	500,000	520,035
Series A, 5.00%, 6/15/2046 (b)	1,000,000	903,690
Series A, 5.13%, 10/1/2045	415,000	428,048
Series A, 5.13%, 6/15/2047 (b)	1,130,000	1,140,950
Series A, 5.13%, 6/1/2048 (b)	350,000	356,167
Series A, 5.20%, 6/1/2037	1,000,000	990,650
Series A, 5.38%, 7/15/2047 (b)	500,000	526,410
Series A, 6.00%, 7/15/2042	250,000	263,110
Series A, 6.20%, 10/1/2042	325,000	346,807
Series A, 6.50%, 9/1/2048	480,000	485,011
Wisconsin Health & Educational Facilities Authority Revenue:
3.50%, 2/15/2046	445,000	431,285
5.00%, 8/1/2037	150,000	155,576
5.50%, 5/1/2034	350,000	372,242
Security Description	Principal Amount	Value
3.50%, 7/1/2040	$100,000	$95,181
4.00%, 7/1/2046	335,000	342,460
Series A, 4.00%, 7/1/2048	425,000	427,745
Series A, 4.13%, 7/1/2053	595,000	601,432
Series B, 5.00%, 9/15/2037	590,000	610,957
Series B, 5.00%, 2/15/2042	150,000	164,933
Series B, 5.00%, 9/15/2045	1,000,000	1,028,360
		26,308,976
TOTAL MUNICIPAL BONDS & NOTES (Cost $724,587,812)		748,073,449
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (i) (j) (Cost $1,052,170)	1,052,170	1,052,170
TOTAL INVESTMENTS — 98.7% (Cost $725,639,982)		749,125,619
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		9,647,872
NET ASSETS — 100.0%		$758,773,491

See accompanying notes to schedules of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

(a)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	1.4%
Assured Guaranty Municipal Corp.	0.7%
Ambac Financial Group	1.1%
Assured Guaranty Corp.	0.2%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.3% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $20,234,669 representing 2.7% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	When-issued security.
(h)	Amount is less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$748,073,449	$0(a)	$748,073,449
Short-Term Investment	1,052,170	—	—	1,052,170
TOTAL INVESTMENTS	$1,052,170	$748,073,449	$0	$749,125,619
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2019.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,960,612	$2,960,612	$93,874,707	$95,783,149	$—	$—	1,052,170	$1,052,170	$58,541	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023 (b)	$108,000	$109,750
4.20%, 4/15/2024 (b)	185,000	190,339
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	286,000	283,640
3.63%, 5/1/2022	191,000	194,381
4.45%, 8/15/2020	113,000	115,475
WPP Finance 2010:
3.63%, 9/7/2022	275,000	275,894
3.75%, 9/19/2024	206,000	202,924
		1,372,403
AEROSPACE & DEFENSE — 0.5%
Boeing Co:
2.80%, 3/1/2024	100,000	100,100
3.20%, 3/1/2029	300,000	299,457
Boeing Co.:
1.65%, 10/30/2020	150,000	147,305
1.88%, 6/15/2023	300,000	288,252
2.13%, 3/1/2022	100,000	98,220
2.35%, 10/30/2021	50,000	49,476
2.80%, 3/1/2023	100,000	100,186
2.80%, 3/1/2027	188,000	182,905
2.85%, 10/30/2024	145,000	144,369
3.25%, 3/1/2028	95,000	95,293
3.45%, 11/1/2028	150,000	152,832
3.50%, 3/1/2039	100,000	95,493
3.55%, 3/1/2038	65,000	62,509
3.63%, 3/1/2048	35,000	33,331
3.65%, 3/1/2047	100,000	95,510
3.83%, 3/1/2059	450,000	432,589
3.85%, 11/1/2048	50,000	49,611
6.13%, 2/15/2033	15,000	19,008
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	464,000	489,325
5.40%, 2/1/2027	561,000	604,640
General Dynamics Corp.:
1.88%, 8/15/2023	75,000	72,527
2.13%, 8/15/2026	50,000	47,211
2.25%, 11/15/2022	155,000	153,022
2.38%, 11/15/2024	125,000	122,244
3.38%, 5/15/2023	200,000	205,664
3.50%, 5/15/2025	279,000	288,985
3.75%, 5/15/2028 (b)	112,000	118,131
Harris Corp.:
2.70%, 4/27/2020	297,000	296,272
4.85%, 4/27/2035	100,000	106,820
5.05%, 4/27/2045	595,000	658,516
L3 Technologies, Inc.:
3.85%, 6/15/2023	105,000	108,197
Security Description	Principal Amount	Value
3.95%, 5/28/2024	$124,000	$127,288
4.40%, 6/15/2028	150,000	157,511
4.95%, 2/15/2021 (b)	249,000	257,374
Lockheed Martin Corp.:
2.50%, 11/23/2020	295,000	294,121
2.90%, 3/1/2025	350,000	349,321
3.10%, 1/15/2023	100,000	101,099
3.35%, 9/15/2021	143,000	145,255
3.55%, 1/15/2026	720,000	743,695
3.60%, 3/1/2035	25,000	24,614
4.07%, 12/15/2042	125,000	127,485
4.70%, 5/15/2046	236,000	264,466
Northrop Grumman Corp.:
2.08%, 10/15/2020	200,000	198,188
2.93%, 1/15/2025	250,000	246,582
3.20%, 2/1/2027	477,000	468,953
3.25%, 8/1/2023	205,000	207,585
3.25%, 1/15/2028	224,000	220,205
3.85%, 4/15/2045	320,000	306,518
4.03%, 10/15/2047	460,000	453,795
4.75%, 6/1/2043	200,000	216,844
5.05%, 11/15/2040	20,000	22,280
Raytheon Co.:
2.50%, 12/15/2022	245,000	244,089
3.13%, 10/15/2020	326,000	329,172
4.20%, 12/15/2044	20,000	21,782
Rockwell Collins, Inc.:
3.20%, 3/15/2024	140,000	139,124
3.50%, 3/15/2027	176,000	173,811
3.70%, 12/15/2023	100,000	101,947
4.35%, 4/15/2047	250,000	246,305
4.80%, 12/15/2043	407,000	425,555
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	24,009
4.60%, 6/15/2028	100,000	100,360
United Technologies Corp.:
1.95%, 11/1/2021	346,000	339,191
2.30%, 5/4/2022	200,000	196,778
2.65%, 11/1/2026	507,000	482,912
3.10%, 6/1/2022	220,000	221,421
3.13%, 5/4/2027	360,000	351,832
3.35%, 8/16/2021	164,000	166,160
3.65%, 8/16/2023	110,000	112,883
3.75%, 11/1/2046	237,000	218,715
3.95%, 8/16/2025	109,000	113,263
4.05%, 5/4/2047	200,000	193,534
4.13%, 11/16/2028	280,000	291,150
4.15%, 5/15/2045	360,000	353,113
4.45%, 11/16/2038	60,000	62,233
4.50%, 4/15/2020	357,000	363,544
4.50%, 6/1/2042	293,000	302,440
4.63%, 11/16/2048	100,000	105,982
5.70%, 4/15/2040	223,000	260,268
6.05%, 6/1/2036	100,000	119,423

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 9/15/2029 (b)	$85,000	$111,469
		16,823,644
AGRICULTURE — 0.3%
Altria Group, Inc.:
3.49%, 2/14/2022	65,000	66,005
3.80%, 2/14/2024	425,000	432,523
4.00%, 1/31/2024	473,000	486,272
4.40%, 2/14/2026	425,000	437,580
4.75%, 5/5/2021	110,000	114,138
4.80%, 2/14/2029	560,000	577,030
5.38%, 1/31/2044	275,000	274,904
5.80%, 2/14/2039	165,000	174,855
5.95%, 2/14/2049	560,000	600,902
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	331,000	317,647
3.38%, 3/15/2022	60,000	61,306
3.75%, 9/15/2047	115,000	112,143
4.48%, 3/1/2021	200,000	207,334
4.50%, 3/15/2049	70,000	76,933
4.54%, 3/26/2042	50,000	54,176
BAT Capital Corp.:
2.30%, 8/14/2020	139,000	137,589
2.76%, 8/15/2022	131,000	128,789
3.22%, 8/15/2024	532,000	519,647
4.39%, 8/15/2037	511,000	457,820
4.54%, 8/15/2047	867,000	758,330
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	122,000	120,233
3.25%, 8/15/2026	40,000	35,922
3.50%, 11/24/2020	75,000	75,368
3.75%, 9/25/2027	70,000	63,543
4.35%, 3/15/2024	260,000	263,271
Philip Morris International, Inc.:
1.88%, 2/25/2021	222,000	219,063
2.13%, 5/10/2023	97,000	94,352
2.38%, 8/17/2022	135,000	133,267
2.50%, 11/2/2022	235,000	232,756
2.63%, 3/6/2023	350,000	347,491
2.75%, 2/25/2026	71,000	68,943
2.90%, 11/15/2021	310,000	311,857
3.13%, 3/2/2028	150,000	146,030
3.25%, 11/10/2024	270,000	273,515
3.38%, 8/11/2025	793,000	803,079
4.13%, 3/4/2043	124,000	117,071
4.25%, 11/10/2044	620,000	601,443
Reynolds American, Inc.:
3.25%, 6/12/2020	225,000	225,488
4.00%, 6/12/2022	100,000	102,194
4.45%, 6/12/2025	1,171,000	1,203,495
5.85%, 8/15/2045	525,000	538,718
6.88%, 5/1/2020	155,000	161,192
		12,134,214
Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	$89,357	$92,440
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	77,775	77,947
American Airlines 2015-1 Pass Through Trust, Class A Series A, 3.38%, 11/1/2028	476,148	468,173
American Airlines 2015-2 Pass Through Trust, Class AA Series AA, 3.60%, 3/22/2029	85,792	86,020
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	44,031	43,934
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	22,487	21,933
American Airlines 2016-3 Pass Through Trust Series AA, Class AA, 3.00%, 4/15/2030	239,765	230,858
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	72,930	74,517
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	14,969	15,250
Delta Air Lines 2019-1 Pass Through Trust Series AA, Class AA, 3.20%, 10/25/2025	50,000	50,850
Delta Air Lines, Inc.:
2.60%, 12/4/2020	490,000	486,041
3.40%, 4/19/2021	45,000	45,224
3.80%, 4/19/2023	110,000	111,281
4.38%, 4/19/2028	210,000	206,178
Latam Airlines 2015-1 Pass Through Trust Class A, 4.20%, 8/15/2029	190,262	187,155
Southwest Airlines Co. 2.65%, 11/5/2020	95,000	94,790
Spirit Airlines Pass Through Trust 2015-1A Series A, 4.10%, 10/1/2029	290,850	295,509
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	77,757	80,331
United Airlines 2014-2 Pass Through Trust Class A Series A, 3.75%, 3/3/2028	368,663	372,409

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	$331,505	$322,949
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	44,217	43,613
United Airlines 2019-1 Class AA Pass Through Trust Series AA, 4.15%, 2/25/2033	120,000	123,989
		3,531,391
APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023	390,000	386,474
2.38%, 11/1/2026	156,000	150,562
3.38%, 11/1/2046	65,000	61,382
3.88%, 11/1/2045	57,000	58,151
Ralph Lauren Corp. 3.75%, 9/15/2025	250,000	256,788
		913,357
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021 (b)	213,000	208,122
Series GMTN, 3.00%, 6/16/2020	200,000	200,786
Series GMTN, 3.15%, 1/8/2021	100,000	100,848
Series GMTN, 3.50%, 2/15/2028	125,000	127,918
Series MTN, 2.90%, 2/16/2024	625,000	625,875
Series MTN, 3.38%, 12/10/2021	100,000	101,629
Series MTN, 3.63%, 10/10/2023	150,000	155,148
Daimler Finance North America LLC 8.50%, 1/18/2031 (b)	575,000	817,592
Ford Motor Co.:
4.35%, 12/8/2026 (b)	110,000	101,930
5.29%, 12/8/2046	187,000	156,768
7.40%, 11/1/2046	286,000	295,238
7.45%, 7/16/2031	275,000	293,144
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	225,000	219,859
2.43%, 6/12/2020	100,000	98,612
3.10%, 5/4/2023	279,000	260,977
3.16%, 8/4/2020	170,000	168,815
3.20%, 1/15/2021	200,000	197,052
3.34%, 3/18/2021	557,000	548,339
3.47%, 4/5/2021	100,000	98,736
3.81%, 10/12/2021	200,000	198,004
3.82%, 11/2/2027	530,000	463,522
Security Description	Principal Amount	Value
4.13%, 8/4/2025	$299,000	$276,360
4.14%, 2/15/2023	422,000	412,007
4.25%, 9/20/2022	250,000	248,077
4.38%, 8/6/2023	483,000	472,789
5.75%, 2/1/2021	500,000	514,265
5.88%, 8/2/2021	370,000	382,769
Series GMTN, 4.39%, 1/8/2026	420,000	389,567
General Motors Co.:
4.20%, 10/1/2027	100,000	96,241
4.88%, 10/2/2023	260,000	270,956
5.15%, 4/1/2038	165,000	152,140
5.40%, 4/1/2048	610,000	558,400
5.95%, 4/1/2049	150,000	145,182
6.25%, 10/2/2043	150,000	149,201
6.60%, 4/1/2036	307,000	320,066
General Motors Financial Co., Inc.:
2.65%, 4/13/2020	85,000	84,557
3.20%, 7/13/2020	690,000	691,670
3.20%, 7/6/2021	258,000	257,213
3.25%, 1/5/2023	550,000	540,721
3.45%, 1/14/2022	425,000	425,761
3.45%, 4/10/2022	225,000	225,223
3.50%, 11/7/2024	200,000	193,454
3.70%, 11/24/2020	60,000	60,471
3.70%, 5/9/2023	170,000	169,204
3.85%, 1/5/2028	458,000	423,636
3.95%, 4/13/2024	308,000	305,428
4.00%, 1/15/2025	250,000	245,430
4.00%, 10/6/2026	253,000	242,556
4.20%, 3/1/2021	50,000	50,714
4.20%, 11/6/2021	315,000	320,661
4.30%, 7/13/2025	329,000	327,605
4.35%, 4/9/2025	200,000	199,332
4.35%, 1/17/2027	205,000	198,977
5.10%, 1/17/2024	200,000	208,232
5.65%, 1/17/2029	200,000	206,846
PACCAR Financial Corp.:
Series MTN, 2.30%, 8/10/2022	150,000	147,569
Series MTN, 2.80%, 3/1/2021	50,000	50,118
Series MTN, 3.10%, 5/10/2021	300,000	302,373
Toyota Motor Corp.:
3.18%, 7/20/2021	100,000	101,171
3.42%, 7/20/2023 (b)	150,000	154,229
3.67%, 7/20/2028	105,000	109,773
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	99,358
3.05%, 1/8/2021	200,000	201,848
Series GMTN, 1.90%, 4/8/2021	110,000	108,617
Series GMTN, 2.70%, 1/11/2023	258,000	258,400

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.05%, 1/11/2028	$508,000	$507,919
Series MTN, 2.15%, 9/8/2022	125,000	123,370
Series MTN, 2.25%, 10/18/2023	100,000	97,980
Series MTN, 2.60%, 1/11/2022	217,000	217,082
Series MTN, 2.63%, 1/10/2023	125,000	124,669
Series MTN, 2.75%, 5/17/2021	300,000	300,915
Series MTN, 2.95%, 4/13/2021	275,000	277,164
Series MTN, 3.30%, 1/12/2022	192,000	195,487
Series MTN, 3.40%, 4/14/2025	150,000	154,662
		18,737,329
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	144,317
Aptiv PLC 4.40%, 10/1/2046	110,000	98,579
Aptiv PLC :
4.35%, 3/15/2029	45,000	45,777
5.40%, 3/15/2049	100,000	103,584
Lear Corp. 5.25%, 1/15/2025	100,000	104,097
Magna International, Inc. 3.63%, 6/15/2024	100,000	101,889
		598,243
BANKS — 5.5%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	111,000	112,039
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	310,781
Series MTN, 2.25%, 11/9/2020	250,000	248,180
Series MTN, 2.30%, 6/1/2021	300,000	296,856
Banco Santander SA:
3.13%, 2/23/2023	332,000	328,013
3.80%, 2/23/2028	399,000	386,535
3.85%, 4/12/2023	100,000	101,054
4.25%, 4/11/2027	420,000	422,629
4.38%, 4/12/2028	203,000	205,286
5.18%, 11/19/2025	200,000	210,840
Bancolombia SA 5.95%, 6/3/2021	592,000	623,796
Bank of America Corp.:
4.10%, 7/24/2023 (b)	825,000	862,826
5.70%, 1/24/2022	106,000	114,154
6.22%, 9/15/2026	100,000	112,200
Security Description	Principal Amount	Value
7.75%, 5/14/2038	$322,000	$448,878
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	696,000	693,174
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	905,000	919,037
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	1,000,000	995,480
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	184,000	183,939
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	685,000	681,746
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	970,000	949,378
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b) (c)	155,000	151,120
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	371,000	372,350
Series GMTN, 2.63%, 4/19/2021	315,000	314,143
Series GMTN, 3.50%, 4/19/2026	1,043,000	1,051,803
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	180,000	178,839
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	813,000	806,951
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	251,000	250,157
Series L, 2.25%, 4/21/2020	520,000	517,093
Series L, 3.95%, 4/21/2025	191,000	194,608
Series L, 4.75%, 4/21/2045	420,000	438,652
Series MTN, 2.50%, 10/21/2022	536,000	528,201
Series MTN, 2.63%, 10/19/2020	100,000	99,705
Series MTN, 3.25%, 10/21/2027	581,000	568,753
Series MTN, 3.88%, 8/1/2025	497,000	514,524
Series MTN, 4.00%, 4/1/2024	142,000	147,858
Series MTN, 4.00%, 1/22/2025	200,000	203,890
Series MTN, 4.13%, 1/22/2024	362,000	378,714
Series MTN, 4.20%, 8/26/2024	467,000	483,280
Series MTN, 4.25%, 10/22/2026	257,000	263,294
Series MTN, 4.45%, 3/3/2026	220,000	229,242

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.88%, 4/1/2044	$612,000	$683,482
Series MTN, 5.00%, 1/21/2044	75,000	84,623
Series MTN, 5.88%, 2/7/2042	591,000	737,131
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	354,000	350,764
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	500,000	505,835
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	454,000	466,648
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	400,000	404,672
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	613,000	624,573
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	154,000	152,391
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	145,000	145,370
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	685,000	698,296
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	430,000	447,445
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	350,000	363,104
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	439,000	444,646
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	196,000	203,813
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	155,000	156,773
Bank of Montreal:
Series D, 3.10%, 4/13/2021	90,000	90,779
Series E, 3.30%, 2/5/2024	370,000	373,559
Series MTN, 1.90%, 8/27/2021	1,013,000	994,695
Series MTN, 2.35%, 9/11/2022	470,000	464,656
Series MTN, 2.90%, 3/26/2022	250,000	250,345
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	75,000	76,592
3.55%, 9/23/2021	213,000	217,433
Series G, 3.00%, 2/24/2025	241,000	241,171
Series MTN, 2.45%, 11/27/2020	312,000	311,092
Security Description	Principal Amount	Value
Series MTN, 2.50%, 4/15/2021	$154,000	$153,526
Series MTN, 2.60%, 8/17/2020	182,000	181,993
Series MTN, 2.80%, 5/4/2026	508,000	499,105
Series MTN, 3.00%, 10/30/2028	119,000	115,892
Series MTN, 3.25%, 9/11/2024	200,000	202,564
Series MTN, 3.30%, 8/23/2029	155,000	154,636
Series MTN, 3.45%, 8/11/2023	250,000	256,230
Series MTN, 3.95%, 11/18/2025	625,000	657,956
Series MTN, 4.15%, 2/1/2021	267,000	274,035
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	368,000	365,969
Bank of Nova Scotia:
1.85%, 4/14/2020	211,000	209,436
1.88%, 4/26/2021	1,000,000	984,990
2.35%, 10/21/2020	180,000	179,168
2.70%, 3/7/2022	733,000	733,396
3.40%, 2/11/2024 (b)	250,000	253,268
Series BKNT, 2.45%, 3/22/2021	107,000	106,452
Series BKNT, 2.45%, 9/19/2022	33,000	32,698
Series BKNT, 2.50%, 1/8/2021	650,000	647,913
Series BKNT, 3.13%, 4/20/2021	150,000	151,056
BankUnited, Inc. 4.88%, 11/17/2025	100,000	103,779
Barclays Bank PLC:
2.65%, 1/11/2021	500,000	496,410
5.14%, 10/14/2020	175,000	180,080
Barclays PLC:
3.25%, 1/12/2021	480,000	479,510
3.65%, 3/16/2025	184,000	179,987
3.68%, 1/10/2023	179,000	178,828
4.34%, 1/10/2028	450,000	445,738
4.38%, 1/12/2026	660,000	664,250
4.95%, 1/10/2047	604,000	603,311
5.25%, 8/17/2045	395,000	413,399
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	350,000	357,283
BB&T Corp.:
Series MTN, 2.85%, 10/26/2024	207,000	205,766
Series MTN, 3.05%, 6/20/2022	200,000	201,338
Series MTN, 3.75%, 12/6/2023	200,000	207,372

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 3/19/2029	$200,000	$202,294
Series MTN, 3.95%, 3/22/2022	345,000	353,998
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	579,000	601,656
Series MTN, 3.25%, 3/3/2023	152,000	154,327
Series MTN, 4.25%, 10/15/2024	100,000	102,533
BPCE SA:
4.00%, 4/15/2024	112,000	115,707
Series BKNT, 2.65%, 2/3/2021	272,000	270,980
Series MTN, 2.75%, 12/2/2021	100,000	99,728
Series MTN, 3.38%, 12/2/2026	198,000	197,574
Branch Banking & Trust Co.:
Series BKNT, 2.25%, 6/1/2020	1,050,000	1,044,613
Series BKNT, 3.63%, 9/16/2025	255,000	259,909
Series BKNT, 3.80%, 10/30/2026	250,000	256,545
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	103,000	102,671
2.70%, 2/2/2021	475,000	475,337
3.10%, 4/2/2024 (d)	200,000	199,526
Series BKNT, 3.50%, 9/13/2023	150,000	153,623
Capital One Financial Corp.:
3.20%, 1/30/2023	259,000	259,287
3.20%, 2/5/2025	108,000	105,704
3.30%, 10/30/2024	263,000	260,238
3.75%, 7/28/2026	533,000	519,531
3.75%, 3/9/2027	420,000	412,852
3.80%, 1/31/2028	350,000	345,306
4.20%, 10/29/2025	360,000	366,401
4.75%, 7/15/2021	303,000	317,399
Capital One NA Series BKNT, 2.25%, 9/13/2021	300,000	295,098
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	240,000	238,310
Series BKNT, 2.13%, 10/20/2020	400,000	396,604
Series BKNT, 2.85%, 2/12/2021	675,000	676,735
Series BKNT, 3.40%, 7/23/2021	300,000	303,918
Series BKNT, 3.65%, 1/23/2024 (b)	425,000	438,285
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (c)	$1,000,000	$1,004,010
Citigroup, Inc.:
2.65%, 10/26/2020	607,000	605,986
2.70%, 3/30/2021	280,000	279,717
2.70%, 10/27/2022	298,000	295,145
2.75%, 4/25/2022	469,000	466,974
2.90%, 12/8/2021	530,000	529,756
3.20%, 10/21/2026	495,000	483,976
3.40%, 5/1/2026	485,000	482,885
3.70%, 1/12/2026	275,000	279,458
3.75%, 6/16/2024	100,000	103,429
3.88%, 3/26/2025	199,000	200,496
4.13%, 7/25/2028	236,000	236,930
4.40%, 6/10/2025	499,000	516,640
4.45%, 9/29/2027	444,000	456,099
4.50%, 1/14/2022	660,000	688,360
4.60%, 3/9/2026	400,000	417,660
4.65%, 7/30/2045	284,000	301,182
4.65%, 7/23/2048	500,000	536,750
4.75%, 5/18/2046	226,000	233,395
5.30%, 5/6/2044	163,000	179,010
6.00%, 10/31/2033	50,000	58,040
8.13%, 7/15/2039	601,000	898,627
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	169,000	169,487
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	273,000	271,073
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b) (c)	150,000	154,932
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	784,000	762,275
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	205,000	210,199
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	1,250,000	1,273,650
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	344,000	342,686
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	292,000	295,904
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	1,036,000	1,018,191
Citizens Bank NA:
Series BKNT, 2.65%, 5/26/2022	163,000	161,409
Series BKNT, 3.25%, 2/14/2022	150,000	151,328

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.75%, 2/18/2026	$250,000	$254,805
Citizens Bank NA/Providence RI Series BKNT, 2.55%, 5/13/2021	380,000	377,458
Comerica Bank Series BKNT, 2.50%, 6/2/2020	103,000	102,496
Comerica, Inc.:
3.70%, 7/31/2023	300,000	308,067
4.00%, 2/1/2029	200,000	207,578
Compass Bank Series BKNT, 2.88%, 6/29/2022	300,000	296,718
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	400,000	399,400
2.75%, 1/10/2023	715,000	708,672
3.13%, 4/26/2021	250,000	251,680
3.88%, 2/8/2022	1,794,000	1,845,685
3.95%, 11/9/2022	150,000	152,831
5.25%, 8/4/2045	190,000	213,841
Series GMTN, 2.50%, 1/19/2021	176,000	175,141
Series MTN, 5.25%, 5/24/2041	190,000	227,842
Credit Suisse AG:
3.00%, 10/29/2021	219,000	219,889
Series MTN, 4.38%, 8/5/2020	261,000	266,387
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	475,000	475,997
3.45%, 4/16/2021	388,000	392,136
3.75%, 3/26/2025	492,000	495,961
3.80%, 9/15/2022	255,000	259,368
3.80%, 6/9/2023	175,000	177,667
4.88%, 5/15/2045	388,000	418,974
Deutsche Bank AG:
2.95%, 8/20/2020	860,000	850,488
3.13%, 1/13/2021	115,000	113,496
3.15%, 1/22/2021	209,000	205,560
3.30%, 11/16/2022	456,000	441,413
3.38%, 5/12/2021	433,000	426,245
3.95%, 2/27/2023	225,000	221,522
4.10%, 1/13/2026 (b)	260,000	248,063
4.25%, 2/4/2021	500,000	501,875
Discover Bank:
Series BKNT, 3.10%, 6/4/2020	150,000	150,333
Series BKNT, 3.20%, 8/9/2021	292,000	293,352
Series BKNT, 3.35%, 2/6/2023	200,000	201,130
Series BKNT, 3.45%, 7/27/2026	143,000	138,564
Series BKNT, 4.20%, 8/8/2023	359,000	373,450
Security Description	Principal Amount	Value
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	$500,000	$507,790
Fifth Third Bancorp:
3.50%, 3/15/2022	558,000	569,378
3.65%, 1/25/2024	200,000	204,758
3.95%, 3/14/2028	255,000	263,203
4.30%, 1/16/2024	174,000	182,072
8.25%, 3/1/2038	352,000	490,491
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	200,000	198,300
Series BKNT, 3.35%, 7/26/2021	200,000	202,856
Series BKNT, 3.85%, 3/15/2026	200,000	203,556
Series BKNT, 3.95%, 7/28/2025	200,000	209,486
First Republic Bank Series BKNT, 4.63%, 2/13/2047	355,000	358,103
Goldman Sachs Capital I 6.35%, 2/15/2034	775,000	936,874
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	947,000	932,085
2.60%, 4/23/2020	525,000	523,519
2.60%, 12/27/2020	602,000	599,315
2.63%, 4/25/2021	245,000	243,758
2.75%, 9/15/2020	248,000	247,626
2.88%, 2/25/2021	366,000	366,070
3.00%, 4/26/2022	173,000	172,599
3.20%, 2/23/2023	280,000	280,426
3.50%, 1/23/2025	262,000	260,957
3.50%, 11/16/2026	800,000	787,528
3.63%, 2/20/2024	300,000	303,297
3.75%, 5/22/2025	162,000	163,541
3.75%, 2/25/2026	175,000	175,627
3.85%, 1/26/2027	381,000	382,494
4.00%, 3/3/2024	456,000	470,100
4.25%, 10/21/2025	429,000	438,944
5.15%, 5/22/2045	222,000	233,440
5.25%, 7/27/2021	1,262,000	1,325,819
5.75%, 1/24/2022	542,000	581,230
5.95%, 1/15/2027	272,000	304,460
6.45%, 5/1/2036	100,000	118,979
6.75%, 10/1/2037	1,244,000	1,518,949
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	368,000	363,676
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	547,000	540,770
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	487,000	482,442

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	$672,000	$685,581
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	449,000	427,601
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	484,000	483,439
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	253,000	250,645
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	259,000	257,024
Series MTN, 3.85%, 7/8/2024	410,000	418,298
Series MTN, 4.80%, 7/8/2044	279,000	295,372
HSBC Holdings PLC:
2.95%, 5/25/2021	1,234,000	1,233,753
3.40%, 3/8/2021	227,000	228,968
3.60%, 5/25/2023	519,000	527,102
3.90%, 5/25/2026	178,000	180,369
4.00%, 3/30/2022	264,000	271,957
4.30%, 3/8/2026	642,000	666,043
4.38%, 11/23/2026	636,000	650,832
5.10%, 4/5/2021	468,000	487,342
5.25%, 3/14/2044	304,000	334,078
6.10%, 1/14/2042	340,000	442,411
6.50%, 5/2/2036	346,000	426,113
6.50%, 9/15/2037	1,448,000	1,800,993
6.80%, 6/1/2038	570,000	731,487
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	254,740
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	724,000	725,651
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	215,000	218,300
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	625,000	643,687
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	600,000	605,460
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	231,000	229,337
Huntington Bancshares, Inc. 3.15%, 3/14/2021	307,000	308,354
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	625,000	617,487
Series BKNT, 2.88%, 8/20/2020	150,000	150,164
Security Description	Principal Amount	Value
Series BKNT, 3.13%, 4/1/2022	$250,000	$251,958
Series BKNT, 3.55%, 10/6/2023	250,000	256,202
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	245,438
2.96%, 11/8/2022	200,000	198,174
ING Groep NV:
3.15%, 3/29/2022	169,000	169,161
3.95%, 3/29/2027	128,000	128,669
4.10%, 10/2/2023	555,000	570,496
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	122,778
JPMorgan Chase & Co.:
2.40%, 6/7/2021	605,000	600,638
2.55%, 10/29/2020	506,000	504,669
2.70%, 5/18/2023	388,000	384,186
2.75%, 6/23/2020	200,000	200,088
2.95%, 10/1/2026	536,000	523,157
3.13%, 1/23/2025	1,559,000	1,559,624
3.20%, 1/25/2023	214,000	216,356
3.20%, 6/15/2026	1,093,000	1,086,540
3.25%, 9/23/2022	318,000	322,589
3.30%, 4/1/2026	466,000	466,829
3.63%, 5/13/2024	457,000	470,189
3.63%, 12/1/2027	87,000	86,455
4.13%, 12/15/2026	358,000	369,538
4.25%, 10/15/2020	474,000	484,556
4.25%, 10/1/2027	159,000	165,246
4.35%, 8/15/2021	713,000	737,962
4.40%, 7/22/2020	880,000	900,073
4.50%, 1/24/2022	233,000	243,539
4.63%, 5/10/2021	225,000	233,379
4.85%, 2/1/2044	580,000	645,250
4.95%, 6/1/2045	355,000	392,534
5.50%, 10/15/2040	150,000	179,963
5.60%, 7/15/2041	310,000	376,972
6.40%, 5/15/2038	267,000	346,689
8.75%, 9/1/2030	25,000	34,789
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	750,000	759,622
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	780,000	785,249
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	565,000	574,339
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	450,000	461,668
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	488,000	484,935

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	$552,000	$546,706
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	250,000	259,375
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	200,000	199,860
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	1,090,000	1,054,924
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	350,000	361,256
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	450,000	469,984
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	750,000	798,187
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	149,000	151,755
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	139,000	136,091
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	305,000	305,415
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	512,000	499,108
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	150,000	153,363
Series MTN, 2.30%, 8/15/2021	342,000	338,214
JPMorgan Chase Bank NA Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (c)	250,000	250,478
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	250,000	247,578
Series BKNT, 2.50%, 11/22/2021	100,000	99,498
Series BKNT, 3.35%, 6/15/2021	250,000	253,468
Series BKNT, 3.38%, 3/7/2023 (b)	805,000	820,778
Series BKNT, 6.95%, 2/1/2028	146,000	178,393
KeyCorp. Series MTN, 4.10%, 4/30/2028	200,000	209,020
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	240,000	234,355
Security Description	Principal Amount	Value
Series GMTN, 1.75%, 7/27/2026	$200,000	$190,044
Lloyds Bank PLC 3.30%, 5/7/2021	180,000	181,350
Lloyds Banking Group PLC:
3.00%, 1/11/2022	240,000	238,543
3.10%, 7/6/2021	300,000	299,838
3.75%, 1/11/2027	895,000	880,447
3.90%, 3/12/2024	200,000	202,846
4.05%, 8/16/2023	250,000	254,937
4.34%, 1/9/2048	185,000	166,561
4.38%, 3/22/2028	78,000	79,873
4.45%, 5/8/2025	200,000	207,110
4.58%, 12/10/2025	492,000	497,442
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	617,000	601,779
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	238,000	228,313
M&T Bank Corp. 3.55%, 7/26/2023	450,000	464,643
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	207,000	203,359
2.76%, 9/13/2026	150,000	144,555
2.95%, 3/1/2021	218,000	218,305
3.00%, 2/22/2022	105,000	105,238
3.22%, 3/7/2022	250,000	251,873
3.29%, 7/25/2027	140,000	139,632
3.41%, 3/7/2024	250,000	253,060
3.46%, 3/2/2023	322,000	326,711
3.54%, 7/26/2021	115,000	116,587
3.68%, 2/22/2027 (b)	153,000	156,932
3.74%, 3/7/2029	250,000	256,102
3.76%, 7/26/2023	400,000	410,620
3.78%, 3/2/2025	200,000	206,356
3.85%, 3/1/2026	419,000	433,447
3.96%, 3/2/2028	350,000	365,967
4.05%, 9/11/2028 (b)	250,000	264,750
4.15%, 3/7/2039	180,000	185,994
4.29%, 7/26/2038	155,000	163,678
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	285,000	284,342
3.17%, 9/11/2027	371,000	366,693
3.55%, 3/5/2023	200,000	203,590
4.02%, 3/5/2028	202,000	212,805
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	300,000	308,691
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	300,000	317,994
Morgan Stanley:
2.75%, 5/19/2022	595,000	591,359
2.80%, 6/16/2020	340,000	340,258

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 4/23/2027	$566,000	$565,547
4.30%, 1/27/2045	863,000	876,886
4.38%, 1/22/2047	327,000	336,846
4.88%, 11/1/2022	828,000	873,424
5.00%, 11/24/2025	225,000	240,820
5.75%, 1/25/2021	750,000	787,650
6.38%, 7/24/2042	220,000	284,651
7.25%, 4/1/2032	193,000	257,972
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	394,000	390,734
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	258,940
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	145,000	141,845
Series F, 3.88%, 4/29/2024	351,000	360,761
Series GMTN, 2.50%, 4/21/2021	873,000	867,247
Series GMTN, 3.13%, 1/23/2023	870,000	872,566
Series GMTN, 3.75%, 2/25/2023	189,000	193,795
Series GMTN, 3.88%, 1/27/2026	681,000	695,764
Series GMTN, 4.00%, 7/23/2025	413,000	425,646
Series GMTN, 4.35%, 9/8/2026	306,000	313,681
Series GMTN, 5.50%, 7/24/2020	372,000	384,711
Series GMTN, 5.50%, 7/28/2021	251,000	265,591
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	915,000	917,891
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	390,000	411,099
Series MTN, 2.63%, 11/17/2021	279,000	277,340
Series MTN, 3.13%, 7/27/2026	1,125,000	1,095,446
Series MTN, 4.10%, 5/22/2023	205,000	211,039
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	300,000	302,883
National Australia Bank, Ltd.:
2.50%, 1/12/2021	550,000	547,360
2.80%, 1/10/2022	265,000	264,412
2.88%, 4/12/2023	250,000	248,805
3.38%, 9/20/2021	100,000	101,162
3.70%, 11/4/2021	250,000	255,027
Series BKNT, 1.88%, 7/12/2021	100,000	97,885
Security Description	Principal Amount	Value
Series BKNT, 2.63%, 7/23/2020	$200,000	$199,774
Series GMTN, 2.50%, 5/22/2022	344,000	339,882
Series GMTN, 2.63%, 1/14/2021	250,000	249,155
Northern Trust Corp.:
3.65%, 8/3/2028	250,000	262,480
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	61,617
Oesterreichische Kontrollbank AG 2.88%, 9/7/2021	75,000	75,888
PNC Bank NA:
3.80%, 7/25/2023	163,000	167,465
Series BKNT, 2.15%, 4/29/2021	122,000	120,882
Series BKNT, 2.45%, 11/5/2020	450,000	447,957
Series BKNT, 2.45%, 7/28/2022 (b)	251,000	249,988
Series BKNT, 2.50%, 1/22/2021 (b)	370,000	369,434
Series BKNT, 2.55%, 12/9/2021	128,000	127,264
Series BKNT, 2.70%, 11/1/2022	157,000	155,972
Series BKNT, 2.95%, 2/23/2025	121,000	120,423
Series BKNT, 3.10%, 10/25/2027	300,000	299,655
Series BKNT, 3.25%, 1/22/2028	258,000	260,144
Series BKNT, 4.05%, 7/26/2028	250,000	261,875
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	425,000	425,123
3.50%, 1/23/2024	325,000	332,797
3.90%, 4/29/2024	308,000	317,693
4.38%, 8/11/2020	393,000	401,917
RBC USA Holdco Corp. 5.25%, 9/15/2020	300,000	309,948
Regions Bank Series BKNT, 6.45%, 6/26/2037	50,000	60,718
Regions Financial Corp.:
2.75%, 8/14/2022	175,000	173,570
3.20%, 2/8/2021	53,000	53,391
3.80%, 8/14/2023	250,000	256,915
Royal Bank of Canada:
2.30%, 3/22/2021	400,000	397,568
Series GMTN, 3.20%, 4/30/2021	980,000	991,025
Series GMTN, 3.70%, 10/5/2023	250,000	258,217

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.65%, 1/27/2026	$190,000	$201,991
Series MTN, 2.35%, 10/30/2020	260,000	258,523
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	426,000	427,823
4.80%, 4/5/2026	540,000	559,732
5.13%, 5/28/2024	555,000	569,741
6.00%, 12/19/2023	325,000	346,648
6.10%, 6/10/2023	165,000	175,268
6.13%, 12/15/2022	520,000	554,232
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	216,000	214,479
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	500,000	511,300
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	250,000	252,930
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	352,000	351,873
3.70%, 3/28/2022	640,000	647,514
4.50%, 7/17/2025	220,000	226,642
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	305,000	303,920
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	200,000	206,254
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	150,000	147,005
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	134,000	129,760
Santander UK PLC:
2.13%, 11/3/2020	100,000	98,704
2.50%, 1/5/2021	450,000	446,364
3.40%, 6/1/2021	500,000	503,765
4.00%, 3/13/2024	253,000	262,548
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15, 3.88%, 12/7/2026 (c)	250,000	251,640
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	384,000	374,339
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	280,000	282,209
3.95%, 7/19/2023	250,000	259,485
3.95%, 1/10/2024	300,000	312,651
Series GMTN, 3.65%, 7/23/2025	250,000	257,457
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	122,000	119,814
Security Description	Principal Amount	Value
2.44%, 10/19/2021	$181,000	$178,890
2.63%, 7/14/2026	164,000	157,317
2.78%, 7/12/2022	284,000	282,637
2.85%, 1/11/2022	253,000	252,679
2.93%, 3/9/2021	311,000	311,414
3.10%, 1/17/2023	380,000	381,212
3.36%, 7/12/2027	134,000	134,442
3.45%, 1/11/2027	213,000	214,676
3.54%, 1/17/2028	332,000	337,252
3.75%, 7/19/2023	150,000	154,220
3.78%, 3/9/2026	783,000	809,301
3.94%, 7/19/2028	150,000	157,206
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	100,000	98,682
Series BKNT, 2.75%, 5/1/2023	200,000	198,262
Series BKNT, 3.00%, 2/2/2023	200,000	200,384
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (c)	150,000	151,505
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	200,000	204,768
Series BNKT, 3.20%, 4/1/2024	150,000	151,538
SunTrust Banks, Inc.:
2.70%, 1/27/2022	222,000	221,205
2.90%, 3/3/2021	171,000	171,487
4.00%, 5/1/2025	125,000	130,771
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	561,000	548,983
Series BKNT, 3.90%, 11/20/2023	300,000	312,027
Series GMTN, 2.40%, 10/1/2020	525,000	521,845
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	246,830
Synovus Financial Corp. 3.13%, 11/1/2022	390,000	384,325
Toronto-Dominion Bank:
1.80%, 7/13/2021	217,000	212,378
Series GMTN, 2.50%, 12/14/2020	181,000	180,611
Series GMTN, 2.55%, 1/25/2021	1,150,000	1,147,412
Series GMTN, 3.25%, 3/11/2024	250,000	253,368
Series GMTN, 3.50%, 7/19/2023	150,000	154,215
Series MTN, 2.13%, 4/7/2021	476,000	471,031
US Bancorp:
3.38%, 2/5/2024	250,000	255,615

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.35%, 1/29/2021	$391,000	$388,345
Series MTN, 2.95%, 7/15/2022	193,000	193,832
Series MTN, 3.10%, 4/27/2026	350,000	349,790
Series MTN, 3.70%, 1/30/2024	209,000	217,642
Series MTN, 3.90%, 4/26/2028	250,000	265,572
Series MTN, 4.13%, 5/24/2021	187,000	192,455
Series V, 2.38%, 7/22/2026	158,000	150,960
Series V, 2.63%, 1/24/2022	296,000	296,021
Series X, 3.15%, 4/27/2027	171,000	171,682
US Bank NA:
Series BKNT, 2.85%, 1/23/2023	263,000	263,358
Series BKNT, 3.00%, 2/4/2021	260,000	261,609
Series BKNT, 3.40%, 7/24/2023	250,000	256,067
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (c)	250,000	250,990
Wachovia Corp. 7.57%, 8/1/2026 (e)	575,000	694,042
Webster Financial Corp. 4.10%, 3/25/2029	100,000	100,680
Wells Fargo & Co.:
2.10%, 7/26/2021	513,000	504,859
2.50%, 3/4/2021	513,000	510,338
3.00%, 4/22/2026	598,000	583,451
3.00%, 10/23/2026	659,000	641,385
3.07%, 1/24/2023	451,000	451,830
4.48%, 1/16/2024	175,000	184,121
5.38%, 11/2/2043	826,000	929,217
5.61%, 1/15/2044	1,108,000	1,278,643
Series GMTN, 2.60%, 7/22/2020	288,000	287,588
Series GMTN, 4.30%, 7/22/2027	191,000	198,724
Series GMTN, 4.90%, 11/17/2045	300,000	321,183
Series M, 3.45%, 2/13/2023	185,000	187,168
Series MTN, 2.55%, 12/7/2020	548,000	545,720
Series MTN, 2.63%, 7/22/2022	551,000	546,856
Series MTN, 3.00%, 2/19/2025	165,000	163,197
Series MTN, 3.30%, 9/9/2024	675,000	679,387
Series MTN, 3.50%, 3/8/2022	577,000	587,842
Series MTN, 3.55%, 9/29/2025	695,000	706,558
Series MTN, 3.75%, 1/24/2024	600,000	617,616
Security Description	Principal Amount	Value
Series MTN, 4.10%, 6/3/2026	$830,000	$848,185
Series MTN, 4.15%, 1/24/2029	600,000	627,072
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	449,000	450,895
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	480,000	478,354
Series BKNT, 3.55%, 8/14/2023	350,000	359,019
Series BKNT, 5.85%, 2/1/2037	207,000	250,201
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (c)	1,004,000	1,010,717
Wells Fargo Capital X 5.95%, 12/1/2086	355,000	397,696
Westpac Banking Corp.:
2.30%, 5/26/2020	235,000	233,914
2.60%, 11/23/2020	267,000	266,394
2.70%, 8/19/2026	400,000	384,748
2.75%, 1/11/2023	968,000	961,447
2.80%, 1/11/2022	185,000	185,133
3.30%, 2/26/2024	350,000	353,664
3.35%, 3/8/2027	250,000	251,015
3.65%, 5/15/2023	200,000	205,102
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	617,000	611,688
Zions Bancorp NA Series BKNT, 3.35%, 3/4/2022	250,000	252,228
		202,205,149
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036 (f)	1,076,000	1,074,095
4.90%, 2/1/2046 (f)	910,000	914,960
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	1,000,000	997,770
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	610,000	528,089
4.00%, 4/13/2028	690,000	699,957
4.15%, 1/23/2025	2,115,000	2,204,887
4.38%, 4/15/2038	240,000	230,383
4.44%, 10/6/2048	234,000	219,384
4.60%, 4/15/2048	115,000	110,445
4.75%, 1/23/2029	780,000	830,770
4.90%, 1/23/2031	125,000	134,693
4.95%, 1/15/2042	395,000	398,172
5.45%, 1/23/2039	165,000	178,825
5.55%, 1/23/2049	1,025,000	1,124,917

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 1/23/2059	$140,000	$155,625
8.20%, 1/15/2039	570,000	789,233
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	61,424
4.00%, 4/15/2038	55,000	56,775
4.50%, 7/15/2045	40,000	44,042
Coca-Cola Co.:
2.20%, 5/25/2022	90,000	89,461
2.25%, 9/1/2026	250,000	238,150
2.55%, 6/1/2026	300,000	292,353
2.88%, 10/27/2025	332,000	334,606
2.90%, 5/25/2027	408,000	405,670
3.15%, 11/15/2020	99,000	99,888
3.20%, 11/1/2023	247,000	253,918
3.30%, 9/1/2021	250,000	254,233
Coca-Cola Femsa SAB de CV:
3.88%, 11/26/2023	266,000	274,829
5.25%, 11/26/2043	134,000	154,026
Constellation Brands, Inc.:
2.25%, 11/6/2020	100,000	99,011
3.20%, 2/15/2023	100,000	100,658
3.50%, 5/9/2027	91,000	88,683
3.60%, 2/15/2028	450,000	439,641
3.70%, 12/6/2026	220,000	219,028
3.75%, 5/1/2021	30,000	30,489
4.25%, 5/1/2023	265,000	276,570
4.50%, 5/9/2047	720,000	698,335
5.25%, 11/15/2048	65,000	69,085
Diageo Capital PLC:
2.63%, 4/29/2023	469,000	468,170
3.88%, 4/29/2043	136,000	138,309
Diageo Investment Corp.:
4.25%, 5/11/2042	150,000	159,651
7.45%, 4/15/2035	180,000	251,798
Fomento Economico Mexicano SAB de CV:
2.88%, 5/10/2023	311,000	304,261
4.38%, 5/10/2043	313,000	317,826
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	320,000	291,533
3.43%, 6/15/2027 (b)	85,000	81,391
4.06%, 5/25/2023 (f)	400,000	411,536
4.42%, 5/25/2025 (f)	305,000	316,233
4.42%, 12/15/2046	150,000	137,478
4.50%, 11/15/2045	250,000	230,135
4.60%, 5/25/2028 (f)	400,000	416,976
4.99%, 5/25/2038 (f)	50,000	50,968
5.09%, 5/25/2048 (f)	100,000	102,659
Molson Coors Brewing Co.:
2.10%, 7/15/2021	180,000	176,440
3.00%, 7/15/2026	376,000	355,782
4.20%, 7/15/2046	345,000	306,294
5.00%, 5/1/2042	175,000	172,681
PepsiCo, Inc.:
1.70%, 10/6/2021	424,000	415,575
Security Description	Principal Amount	Value
1.85%, 4/30/2020	$379,000	$376,605
2.00%, 4/15/2021	124,000	122,914
2.38%, 10/6/2026	137,000	131,134
2.75%, 3/5/2022	266,000	268,546
2.75%, 3/1/2023	238,000	240,325
2.75%, 4/30/2025	126,000	126,033
2.85%, 2/24/2026	38,000	37,755
3.00%, 10/15/2027	536,000	532,982
3.10%, 7/17/2022	83,000	84,609
3.45%, 10/6/2046	325,000	313,466
3.60%, 3/1/2024	679,000	709,154
3.60%, 8/13/2042	70,000	68,970
4.25%, 10/22/2044	170,000	183,697
4.45%, 4/14/2046	312,000	347,390
4.60%, 7/17/2045	160,000	181,893
		24,004,249
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	254,472
2.20%, 5/11/2020	163,000	162,135
2.25%, 8/19/2023	207,000	201,920
2.60%, 8/19/2026	158,000	149,323
2.65%, 5/11/2022	455,000	452,475
3.13%, 5/1/2025	192,000	191,806
3.20%, 11/2/2027	250,000	245,045
3.45%, 10/1/2020	220,000	222,424
3.63%, 5/15/2022	500,000	511,340
3.63%, 5/22/2024	240,000	246,629
3.88%, 11/15/2021	175,000	179,531
4.10%, 6/15/2021	180,000	184,930
4.40%, 5/1/2045	428,000	419,329
4.56%, 6/15/2048	245,000	244,566
4.66%, 6/15/2051	465,000	467,688
5.65%, 6/15/2042	100,000	113,532
5.75%, 3/15/2040	55,000	62,980
Baxalta, Inc.:
4.00%, 6/23/2025	329,000	336,860
5.25%, 6/23/2045	212,000	234,529
Biogen, Inc.:
2.90%, 9/15/2020	83,000	83,039
4.05%, 9/15/2025	900,000	925,479
5.20%, 9/15/2045	218,000	230,125
Celgene Corp.:
2.75%, 2/15/2023	54,000	53,411
2.88%, 8/15/2020	289,000	289,231
2.88%, 2/19/2021	105,000	104,926
3.25%, 8/15/2022	255,000	257,614
3.25%, 2/20/2023 (b)	100,000	100,833
3.45%, 11/15/2027	150,000	148,200
3.55%, 8/15/2022	132,000	134,702
3.63%, 5/15/2024	295,000	299,584
3.90%, 2/20/2028	250,000	254,935
4.35%, 11/15/2047	281,000	275,537
4.55%, 2/20/2048 (b)	250,000	253,705
5.00%, 8/15/2045	256,000	271,332

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Genzyme Corp. 5.00%, 6/15/2020	$300,000	$308,499
Gilead Sciences, Inc.:
2.55%, 9/1/2020	1,097,000	1,095,530
3.25%, 9/1/2022	179,000	182,279
3.50%, 2/1/2025	360,000	366,728
3.65%, 3/1/2026	610,000	622,115
3.70%, 4/1/2024	290,000	299,512
4.50%, 4/1/2021	111,000	114,820
4.50%, 2/1/2045	993,000	1,002,731
4.60%, 9/1/2035	155,000	162,714
4.75%, 3/1/2046	318,000	332,390
4.80%, 4/1/2044	141,000	147,738
		13,199,223
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	181,440
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	100,000	102,630
Johnson Controls International PLC:
3.90%, 2/14/2026	270,000	275,719
4.25%, 3/1/2021	60,000	61,325
4.50%, 2/15/2047	144,000	137,586
4.63%, 7/2/2044	300,000	291,795
5.13%, 9/14/2045	200,000	208,730
Lafarge SA 7.13%, 7/15/2036	400,000	469,460
Lennox International, Inc. 3.00%, 11/15/2023	25,000	24,528
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	238,000	229,208
4.25%, 7/2/2024	130,000	134,728
4.25%, 12/15/2047	300,000	262,176
Masco Corp.:
3.50%, 11/15/2027	30,000	28,473
4.38%, 4/1/2026	210,000	213,387
4.50%, 5/15/2047	50,000	45,527
Owens Corning:
4.20%, 12/15/2022	154,000	158,058
4.40%, 1/30/2048	350,000	287,962
Vulcan Materials Co.:
3.90%, 4/1/2027	64,000	63,480
4.50%, 4/1/2025	335,000	346,186
4.50%, 6/15/2047	300,000	269,961
4.70%, 3/1/2048	100,000	92,529
		3,884,888
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	100,000	99,926
3.35%, 7/31/2024	156,000	160,162
Cabot Corp. 3.70%, 7/15/2022	100,000	101,451
Security Description	Principal Amount	Value
Celanese US Holdings LLC:
4.63%, 11/15/2022	$106,000	$109,665
5.88%, 6/15/2021	40,000	42,114
Dow Chemical Co.:
4.13%, 11/15/2021	500,000	514,450
4.38%, 11/15/2042	580,000	553,308
4.63%, 10/1/2044	640,000	626,778
5.25%, 11/15/2041	351,000	371,751
9.40%, 5/15/2039	74,000	112,407
DowDuPont, Inc.:
3.77%, 11/15/2020	140,000	142,542
4.21%, 11/15/2023	300,000	313,671
4.49%, 11/15/2025	250,000	266,382
4.73%, 11/15/2028	500,000	539,795
5.32%, 11/15/2038	265,000	294,463
5.42%, 11/15/2048	410,000	462,459
Eastman Chemical Co.:
3.50%, 12/1/2021	70,000	70,949
3.60%, 8/15/2022	211,000	214,937
4.65%, 10/15/2044	327,000	317,612
EI du Pont de Nemours & Co. 2.20%, 5/1/2020	564,000	561,936
Huntsman International LLC 4.50%, 5/1/2029	110,000	109,563
International Flavors & Fragrances, Inc.:
3.40%, 9/25/2020	200,000	201,082
4.38%, 6/1/2047	155,000	146,788
4.45%, 9/26/2028	125,000	131,121
LYB International Finance B.V.:
4.00%, 7/15/2023	405,000	414,404
4.88%, 3/15/2044 (b)	125,000	122,711
LYB International Finance II B.V. 3.50%, 3/2/2027 (b)	164,000	157,684
LyondellBasell Industries NV:
4.63%, 2/26/2055	405,000	363,990
5.75%, 4/15/2024	275,000	300,132
6.00%, 11/15/2021	108,000	115,450
Methanex Corp. 5.65%, 12/1/2044	100,000	94,273
Mosaic Co.:
3.25%, 11/15/2022	200,000	200,506
4.05%, 11/15/2027	108,000	107,847
4.25%, 11/15/2023	237,000	245,826
5.63%, 11/15/2043	210,000	222,732
Nutrien, Ltd.:
3.00%, 4/1/2025	100,000	96,658
3.15%, 10/1/2022	295,000	294,375
3.63%, 3/15/2024	140,000	141,548
4.13%, 3/15/2035	255,000	242,291
4.20%, 4/1/2029 (d)	110,000	113,417
4.90%, 6/1/2043	150,000	153,056
5.00%, 4/1/2049 (d)	200,000	209,618
5.88%, 12/1/2036	50,000	56,478
6.13%, 1/15/2041	20,000	23,053
PPG Industries, Inc.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 3/15/2023	$100,000	$101,217
3.75%, 3/15/2028 (b)	100,000	102,009
Praxair, Inc.:
2.25%, 9/24/2020	200,000	199,236
3.00%, 9/1/2021	550,000	555,186
3.20%, 1/30/2026	215,000	218,823
RPM International, Inc.:
3.75%, 3/15/2027	108,000	104,350
4.25%, 1/15/2048	844,000	734,778
Sasol Financing International, Ltd. 4.50%, 11/14/2022	280,000	282,878
SASOL Financing USA LLC:
5.88%, 3/27/2024	200,000	212,052
6.50%, 9/27/2028	240,000	261,367
Sherwin-Williams Co.:
2.25%, 5/15/2020	305,000	303,200
2.75%, 6/1/2022	338,000	335,908
3.45%, 6/1/2027	206,000	202,517
4.00%, 12/15/2042	88,000	78,935
4.50%, 6/1/2047	29,000	28,528
Syngenta Finance NV 3.13%, 3/28/2022	804,000	794,658
Westlake Chemical Corp.:
3.60%, 8/15/2026	135,000	130,650
4.38%, 11/15/2047	350,000	309,148
5.00%, 8/15/2046	250,000	243,330
		15,340,131
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	141,000	140,401
3.38%, 9/15/2025	50,000	51,684
Block Financial LLC:
5.25%, 10/1/2025	200,000	207,596
5.50%, 11/1/2022	100,000	106,039
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	45,000	46,353
Ecolab, Inc.:
2.38%, 8/10/2022	160,000	157,811
2.70%, 11/1/2026	85,000	82,731
3.25%, 12/1/2027	170,000	170,765
4.35%, 12/8/2021	150,000	156,322
5.50%, 12/8/2041	128,000	156,430
Equifax, Inc. 2.30%, 6/1/2021	181,000	177,527
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	54,694
Series 2018, 4.13%, 9/15/2048	200,000	208,550
Georgetown University:
Series A, 5.22%, 10/1/2118	100,000	112,811
Series B, 4.32%, 4/1/2049	100,000	109,647
Security Description	Principal Amount	Value
IHS Markit, Ltd.:
4.13%, 8/1/2023	$120,000	$122,698
4.75%, 8/1/2028	310,000	324,145
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	37,876
4.68%, 7/1/2114	50,000	58,998
5.60%, 7/1/2111	119,000	162,196
Moody's Corp.:
2.63%, 1/15/2023	527,000	519,285
3.25%, 1/15/2028	35,000	34,364
4.25%, 2/1/2029	100,000	104,849
4.50%, 9/1/2022	95,000	99,619
4.88%, 2/15/2024	114,000	122,190
4.88%, 12/17/2048	100,000	109,432
Northwestern University Series 2017, 3.66%, 12/1/2057	25,000	25,441
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	165,370
3.30%, 7/15/2056	200,000	184,692
Princeton University 5.70%, 3/1/2039 (b)	120,000	154,062
RELX Capital, Inc.:
3.50%, 3/16/2023	115,000	116,367
4.00%, 3/18/2029	300,000	306,345
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	97,576
4.00%, 6/15/2025	211,000	221,717
4.40%, 2/15/2026	182,000	195,923
4.50%, 5/15/2048	300,000	325,653
Total System Services, Inc. 4.45%, 6/1/2028	735,000	750,810
University of Chicago 4.00%, 10/1/2053	60,000	59,758
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	675,000	654,966
University of Southern California:
3.03%, 10/1/2039	100,000	93,860
Series 2017, 3.84%, 10/1/2047	55,000	57,535
Verisk Analytics, Inc.:
4.13%, 3/15/2029	150,000	154,543
5.80%, 5/1/2021	100,000	105,508
Western Union Co. 6.20%, 11/17/2036	105,000	108,132
		7,413,271
COMPUTERS — 0.6%
Apple, Inc.:
1.55%, 8/4/2021	300,000	293,751
1.80%, 5/11/2020	335,000	332,501
2.00%, 5/6/2020	323,000	321,301

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.10%, 9/12/2022	$183,000	$180,268
2.25%, 2/23/2021	1,601,000	1,594,468
2.30%, 5/11/2022	225,000	223,457
2.40%, 1/13/2023	682,000	677,301
2.40%, 5/3/2023	449,000	444,914
2.45%, 8/4/2026	318,000	307,376
2.50%, 2/9/2022	272,000	272,030
2.50%, 2/9/2025	383,000	376,416
2.70%, 5/13/2022	406,000	408,042
2.75%, 1/13/2025	282,000	280,604
2.85%, 5/6/2021	534,000	538,016
2.85%, 2/23/2023	440,000	444,343
2.85%, 5/11/2024	262,000	263,289
2.90%, 9/12/2027	221,000	218,240
3.00%, 2/9/2024	120,000	121,542
3.00%, 6/20/2027	168,000	167,190
3.00%, 11/13/2027	231,000	229,577
3.20%, 5/13/2025	467,000	475,336
3.20%, 5/11/2027	436,000	439,811
3.25%, 2/23/2026	240,000	244,476
3.35%, 2/9/2027	329,000	335,652
3.45%, 5/6/2024	358,000	370,068
3.75%, 9/12/2047	103,000	102,460
3.75%, 11/13/2047	193,000	192,730
3.85%, 5/4/2043	415,000	419,689
3.85%, 8/4/2046	274,000	277,373
4.38%, 5/13/2045	135,000	146,367
4.50%, 2/23/2036	425,000	475,422
4.65%, 2/23/2046	364,000	411,309
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (f)	150,000	151,164
4.42%, 6/15/2021 (f)	1,095,000	1,123,514
4.90%, 10/1/2026 (f)	400,000	406,496
5.30%, 10/1/2029 (f)	400,000	404,432
6.02%, 6/15/2026 (f)	220,000	236,801
8.10%, 7/15/2036 (f)	359,000	421,376
8.35%, 7/15/2046 (f)	823,000	993,312
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	671,000	677,435
4.40%, 10/15/2022	210,000	219,681
4.90%, 10/15/2025	480,000	510,115
6.20%, 10/15/2035	115,000	122,840
6.35%, 10/15/2045	250,000	261,490
HP, Inc. 4.05%, 9/15/2022	264,000	272,474
IBM Credit LLC:
1.80%, 1/20/2021 (b)	100,000	98,387
2.20%, 9/8/2022	100,000	98,011
2.65%, 2/5/2021	100,000	99,862
3.45%, 11/30/2020	500,000	505,960
International Business Machines Corp.:
2.25%, 2/19/2021	114,000	113,046
2.88%, 11/9/2022	1,150,000	1,154,025
Security Description	Principal Amount	Value
3.45%, 2/19/2026	$213,000	$216,365
3.63%, 2/12/2024	125,000	128,584
4.00%, 6/20/2042	250,000	246,670
5.88%, 11/29/2032	70,000	86,892
7.13%, 12/1/2096	400,000	515,912
NetApp, Inc. 3.38%, 6/15/2021	60,000	60,455
Seagate HDD Cayman:
4.25%, 3/1/2022	192,000	193,052
4.75%, 1/1/2025 (b)	220,000	213,939
4.88%, 3/1/2024 (b)	266,000	265,367
4.88%, 6/1/2027	230,000	221,053
5.75%, 12/1/2034	90,000	82,467
		21,686,496
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	127,005
Series MTN, 1.95%, 2/1/2023	100,000	97,763
Series MTN, 2.30%, 5/3/2022	225,000	223,796
Series MTN, 3.25%, 3/15/2024	397,000	408,803
Series MTN, 3.70%, 8/1/2047	55,000	56,651
Series MTN, 4.00%, 8/15/2045	120,000	128,544
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,591
3.15%, 3/15/2027	163,000	163,448
4.15%, 3/15/2047	65,000	68,996
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	49,026
1.85%, 2/2/2021	50,000	49,425
1.90%, 10/23/2020	235,000	233,188
2.30%, 2/6/2022	225,000	224,154
2.45%, 11/3/2026	147,000	143,221
2.70%, 2/2/2026	63,000	62,699
3.10%, 8/15/2023	200,000	205,222
3.50%, 10/25/2047	500,000	500,960
Unilever Capital Corp.:
1.38%, 7/28/2021 (b)	340,000	331,310
2.00%, 7/28/2026	150,000	139,552
2.20%, 5/5/2022	238,000	234,965
2.75%, 3/22/2021	200,000	200,664
3.00%, 3/7/2022	150,000	151,521
3.13%, 3/22/2023	100,000	101,269
3.25%, 3/7/2024	120,000	122,064
3.38%, 3/22/2025	100,000	102,142
3.50%, 3/22/2028	300,000	308,232
4.25%, 2/10/2021	155,000	159,745
5.90%, 11/15/2032	178,000	224,761
		4,838,717

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	$100,000	$93,927
4.20%, 5/15/2047	250,000	252,992
4.60%, 6/15/2045	270,000	288,128
		635,047
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	300,000	288,675
3.65%, 7/21/2027	245,000	228,592
3.95%, 2/1/2022	237,000	240,380
4.45%, 12/16/2021	150,000	153,950
4.45%, 10/1/2025	252,000	253,986
4.45%, 4/3/2026 (d)	150,000	150,660
4.50%, 5/15/2021	445,000	454,786
4.63%, 10/30/2020	191,000	195,473
4.88%, 1/16/2024	300,000	311,757
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	99,430
Air Lease Corp.:
2.50%, 3/1/2021	460,000	455,515
2.63%, 7/1/2022	256,000	250,109
2.75%, 1/15/2023	100,000	97,371
3.25%, 3/1/2025	300,000	288,831
3.38%, 6/1/2021	166,000	166,676
3.50%, 1/15/2022	145,000	146,179
3.75%, 2/1/2022	125,000	126,278
3.88%, 4/1/2021	75,000	76,033
Aircastle, Ltd.:
4.13%, 5/1/2024	85,000	85,090
5.00%, 4/1/2023	85,000	88,368
5.13%, 3/15/2021	85,000	87,462
5.50%, 2/15/2022	335,000	350,782
7.63%, 4/15/2020	50,000	52,185
American Express Co.:
2.20%, 10/30/2020	242,000	240,103
2.50%, 8/1/2022	569,000	562,878
3.00%, 2/22/2021	431,000	433,043
3.00%, 10/30/2024	127,000	126,373
3.38%, 5/17/2021	200,000	202,524
3.40%, 2/27/2023	367,000	372,281
3.40%, 2/22/2024	410,000	416,548
3.63%, 12/5/2024	28,000	28,736
3.70%, 11/5/2021	185,000	189,116
3.70%, 8/3/2023	560,000	573,933
4.05%, 12/3/2042	465,000	480,257
4.20%, 11/6/2025	250,000	264,232
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	103,000	102,839
Series MTN, 2.25%, 5/5/2021	182,000	180,835
Series MTN, 2.70%, 3/3/2022	28,000	28,031
Security Description	Principal Amount	Value
Series MTN, 3.30%, 5/3/2027	$254,000	$257,327
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	48,897
3.00%, 3/22/2022	115,000	115,710
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	114,000	132,420
BGC Partners, Inc. 5.38%, 7/24/2023	300,000	309,417
BlackRock, Inc.:
3.20%, 3/15/2027	306,000	310,180
3.38%, 6/1/2022	420,000	430,504
3.50%, 3/18/2024	233,000	242,012
Brookfield Finance, Inc.:
3.90%, 1/25/2028	308,000	297,737
4.25%, 6/2/2026	300,000	302,466
4.70%, 9/20/2047	185,000	177,365
4.85%, 3/29/2029	175,000	179,860
Capital One Bank USA NA 3.38%, 2/15/2023	586,000	585,086
Capital One Financial Corp.:
2.50%, 5/12/2020	97,000	96,639
3.90%, 1/29/2024	552,000	563,139
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	100,656
3.20%, 3/2/2027	218,000	219,417
3.20%, 1/25/2028	300,000	299,742
3.45%, 2/13/2026	335,000	342,156
3.55%, 2/1/2024	275,000	285,362
4.45%, 7/22/2020	69,000	70,593
CME Group, Inc.:
3.00%, 3/15/2025	227,000	228,219
3.75%, 6/15/2028	325,000	341,893
4.15%, 6/15/2048	85,000	89,793
Credit Suisse USA, Inc. 7.13%, 7/15/2032	195,000	261,764
Discover Financial Services:
4.50%, 1/30/2026	200,000	205,580
5.20%, 4/27/2022	100,000	105,780
E*TRADE Financial Corp.:
2.95%, 8/24/2022	258,000	256,390
3.80%, 8/24/2027	100,000	97,173
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	180,254
Franklin Resources, Inc. 2.85%, 3/30/2025	350,000	345,219
GE Capital International Funding Co.:
2.34%, 11/15/2020	1,195,000	1,180,134
3.37%, 11/15/2025	291,000	282,651
4.42%, 11/15/2035	1,266,000	1,172,620
Genpact Luxembourg Sarl 3.70%, 4/1/2022	340,000	334,995
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	75,000	78,587
5.38%, 11/1/2023	75,000	78,590

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 4/15/2026	$145,000	$152,128
5.75%, 6/1/2028	75,000	80,828
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	125,000	123,116
3.10%, 9/15/2027	100,000	99,069
3.45%, 9/21/2023	146,000	149,571
3.75%, 12/1/2025	90,000	93,693
3.75%, 9/21/2028	105,000	108,944
4.00%, 10/15/2023	252,000	264,585
4.25%, 9/21/2048	350,000	367,416
International Lease Finance Corp.:
4.63%, 4/15/2021	80,000	81,870
8.63%, 1/15/2022	276,000	313,183
Invesco Finance PLC:
3.75%, 1/15/2026	150,000	151,218
4.00%, 1/30/2024	250,000	257,367
Janus Capital Group, Inc. 4.88%, 8/1/2025	380,000	400,702
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	450,000	471,114
Jefferies Group LLC:
5.13%, 1/20/2023	100,000	105,889
6.45%, 6/8/2027	28,000	30,842
6.50%, 1/20/2043	200,000	208,484
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	580,000	527,794
Lazard Group LLC:
3.63%, 3/1/2027	250,000	243,032
3.75%, 2/13/2025	340,000	341,775
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	113,678
Mastercard, Inc.:
2.95%, 11/21/2026	105,000	105,382
3.38%, 4/1/2024	351,000	362,274
3.50%, 2/26/2028	30,000	31,289
3.80%, 11/21/2046	130,000	134,310
Nasdaq, Inc. 3.85%, 6/30/2026	128,000	129,870
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	60,000	60,217
3.40%, 2/7/2028	171,000	173,440
3.70%, 3/15/2029	300,000	311,124
4.30%, 3/15/2049	65,000	68,895
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	365,000	351,780
3 month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	415,000	414,934
Series MTN, 2.30%, 9/15/2022	175,000	172,034
Series MTNC, 8.00%, 3/1/2032	110,000	153,976
Security Description	Principal Amount	Value
ORIX Corp.:
2.90%, 7/18/2022	$50,000	$49,981
3.25%, 12/4/2024	200,000	199,210
3.70%, 7/18/2027	58,000	58,574
4.05%, 1/16/2024 (b)	200,000	207,124
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	198,938
Raymond James Financial, Inc. 4.95%, 7/15/2046	100,000	105,457
Stifel Financial Corp. 4.25%, 7/18/2024	453,000	464,977
Synchrony Financial:
3.70%, 8/4/2026	340,000	320,178
3.95%, 12/1/2027	319,000	300,728
4.25%, 8/15/2024	125,000	125,768
4.38%, 3/19/2024	65,000	65,973
4.50%, 7/23/2025	181,000	181,706
5.15%, 3/19/2029	100,000	101,817
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	211,000	212,665
3.30%, 4/1/2027	275,000	275,300
Visa, Inc.:
2.20%, 12/14/2020	672,000	668,768
2.75%, 9/15/2027	90,000	88,797
2.80%, 12/14/2022	247,000	249,398
3.15%, 12/14/2025	593,000	601,937
4.15%, 12/14/2035	543,000	590,322
4.30%, 12/14/2045	394,000	434,160
Western Union Co. 3.60%, 3/15/2022	50,000	50,796
		32,165,021
ELECTRIC — 1.8%
AEP Texas, Inc. 2.40%, 10/1/2022	117,000	114,935
AEP Transmission Co. LLC 3.75%, 12/1/2047	115,000	113,147
Alabama Power Co.:
3.85%, 12/1/2042	50,000	49,023
4.30%, 1/2/2046	155,000	163,015
6.00%, 3/1/2039	112,000	140,087
Series 17A, 2.45%, 3/30/2022	335,000	332,977
Ameren Corp. 3.65%, 2/15/2026	230,000	232,463
Ameren Illinois Co. 3.70%, 12/1/2047	215,000	211,313
Appalachian Power Co.:
7.00%, 4/1/2038	186,000	243,401
Series Y, 4.50%, 3/1/2049	150,000	156,540
Arizona Public Service Co.:
2.95%, 9/15/2027	108,000	105,518
3.15%, 5/15/2025	400,000	401,096
3.75%, 5/15/2046	100,000	95,604
4.20%, 8/15/2048	100,000	102,533
4.25%, 3/1/2049	100,000	103,512

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Avangrid, Inc. 3.15%, 12/1/2024	$300,000	$296,319
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	50,000	48,434
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	235,000	235,362
3.75%, 11/15/2023	270,000	280,084
3.80%, 7/15/2048	205,000	195,795
4.45%, 1/15/2049	155,000	163,860
6.13%, 4/1/2036	402,000	504,964
Black Hills Corp.:
3.15%, 1/15/2027	50,000	47,893
4.20%, 9/15/2046	50,000	47,960
4.25%, 11/30/2023	317,000	328,165
4.35%, 5/1/2033	220,000	226,160
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	150,000	147,371
2.25%, 8/1/2022	100,000	98,141
3.95%, 3/1/2048	100,000	102,826
4.50%, 4/1/2044	100,000	110,412
Series AA, 3.00%, 2/1/2027	445,000	440,817
Series K2, 6.95%, 3/15/2033 (b)	150,000	204,009
Series Z, 2.40%, 9/1/2026	150,000	142,205
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	100,000	97,843
3.60%, 11/1/2021	30,000	30,462
3.85%, 2/1/2024	75,000	76,581
4.25%, 11/1/2028	275,000	284,680
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	308,000	301,520
CMS Energy Corp.:
3.45%, 8/15/2027	108,000	108,040
4.88%, 3/1/2044	145,000	159,735
Commonwealth Edison Co.:
3.40%, 9/1/2021	330,000	335,122
3.65%, 6/15/2046	50,000	48,559
3.70%, 8/15/2028	45,000	47,061
4.00%, 8/1/2020	330,000	334,864
4.00%, 3/1/2048	310,000	317,914
4.35%, 11/15/2045	200,000	213,680
5.90%, 3/15/2036	214,000	263,787
Series 123, 3.75%, 8/15/2047	500,000	489,225
Connecticut Light & Power Co.:
2.50%, 1/15/2023	90,000	89,478
4.00%, 4/1/2048	50,000	51,887
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	60,000	58,111
4.45%, 6/15/2020	100,000	102,019
4.45%, 3/15/2044	195,000	205,532
4.50%, 12/1/2045	275,000	293,609
4.50%, 5/15/2058	100,000	104,378
Series 09-C, 5.50%, 12/1/2039	324,000	384,714
Security Description	Principal Amount	Value
Series 12-A, 4.20%, 3/15/2042	$100,000	$102,079
Series 2017, 3.88%, 6/15/2047	120,000	117,282
Series B, 3.13%, 11/15/2027	158,000	157,084
Series C, 4.30%, 12/1/2056	200,000	201,972
Series D, 4.00%, 12/1/2028	100,000	106,624
Series E, 4.65%, 12/1/2048	100,000	110,411
Consolidated Edison, Inc. 2.00%, 5/15/2021	68,000	66,947
Consumers Energy Co.:
2.85%, 5/15/2022	210,000	211,180
3.25%, 8/15/2046	50,000	45,928
3.95%, 5/15/2043	100,000	103,111
4.05%, 5/15/2048	100,000	105,953
Delmarva Power & Light Co.:
3.50%, 11/15/2023	130,000	134,161
4.15%, 5/15/2045	100,000	102,606
Dominion Energy, Inc.:
3.90%, 10/1/2025	135,000	139,528
4.25%, 6/1/2028	450,000	470,925
4.70%, 12/1/2044	175,000	185,155
7.00%, 6/15/2038	625,000	811,462
3 month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	150,000	153,078
Series A, 4.60%, 3/15/2049	90,000	93,543
Series C, 2.00%, 8/15/2021	20,000	19,542
Series C, 4.90%, 8/1/2041	150,000	159,717
Series D, 2.85%, 8/15/2026	80,000	76,812
Series F, 5.25%, 8/1/2033	200,000	224,448
DPL, Inc. 7.25%, 10/15/2021	251,000	269,725
DTE Electric Co.:
3.65%, 3/15/2024	152,000	157,211
3.70%, 6/1/2046 (b)	100,000	98,391
3.75%, 8/15/2047	100,000	99,398
3.95%, 3/1/2049	85,000	87,240
Series A, 4.05%, 5/15/2048	100,000	103,767
DTE Energy Co.:
2.85%, 10/1/2026	710,000	675,579
6.38%, 4/15/2033	150,000	186,009
Series D, 3.70%, 8/1/2023	100,000	102,229
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	50,000	49,659
2.95%, 12/1/2026 (b)	222,000	219,991
3.05%, 3/15/2023	400,000	405,348
3.70%, 12/1/2047	350,000	341,757
3.75%, 6/1/2045	150,000	147,605
4.00%, 9/30/2042	231,000	236,368
4.25%, 12/15/2041	270,000	286,497
4.30%, 6/15/2020	200,000	203,904
5.30%, 2/15/2040	261,000	313,085
6.05%, 4/15/2038	150,000	191,415
6.10%, 6/1/2037	150,000	189,322
Duke Energy Corp.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.80%, 9/1/2021	$232,000	$226,541
2.40%, 8/15/2022	250,000	246,910
2.65%, 9/1/2026	536,000	511,060
3.05%, 8/15/2022	318,000	319,956
3.15%, 8/15/2027	150,000	147,405
3.55%, 9/15/2021	56,000	56,834
3.75%, 4/15/2024	207,000	213,458
4.80%, 12/15/2045	159,000	171,744
Duke Energy Florida LLC:
3.20%, 1/15/2027 (b)	175,000	175,803
3.80%, 7/15/2028	200,000	209,296
4.20%, 7/15/2048	200,000	211,112
Duke Energy Indiana LLC 6.12%, 10/15/2035	200,000	250,576
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	150,000	155,847
3.70%, 6/15/2046	28,000	27,142
3.80%, 9/1/2023	60,000	62,552
4.30%, 2/1/2049	65,000	69,504
Duke Energy Progress LLC:
3.25%, 8/15/2025	60,000	61,289
3.45%, 3/15/2029	210,000	215,624
3.60%, 9/15/2047	150,000	143,319
4.20%, 8/15/2045	325,000	339,836
Edison International 2.95%, 3/15/2023	150,000	140,198
El Paso Electric Co. 5.00%, 12/1/2044	150,000	156,775
Emera US Finance L.P.:
3.55%, 6/15/2026	132,000	130,383
4.75%, 6/15/2046	264,000	273,797
Enel Americas SA 4.00%, 10/25/2026	36,000	35,583
Enel Chile SA 4.88%, 6/12/2028	410,000	431,796
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	51,073
Entergy Arkansas LLC 3.50%, 4/1/2026	157,000	159,766
Entergy Corp.:
2.95%, 9/1/2026	120,000	115,261
5.13%, 9/15/2020	205,000	209,774
Entergy Louisiana LLC:
3.12%, 9/1/2027	125,000	123,156
4.00%, 3/15/2033	99,000	103,845
4.20%, 4/1/2050	100,000	104,794
4.95%, 1/15/2045	85,000	88,529
Entergy Mississippi LLC 2.85%, 6/1/2028	620,000	597,940
Entergy Texas, Inc.:
4.00%, 3/30/2029	100,000	103,392
4.50%, 3/30/2039	300,000	315,252
Evergy, Inc. 4.85%, 6/1/2021	120,000	123,725
Eversource Energy:
2.50%, 3/15/2021	350,000	347,984
Security Description	Principal Amount	Value
2.80%, 5/1/2023	$100,000	$99,567
Series L, 2.90%, 10/1/2024	108,000	107,213
Series M, 3.30%, 1/15/2028	500,000	494,285
Series O, 4.25%, 4/1/2029	75,000	79,755
Exelon Corp.:
2.45%, 4/15/2021	155,000	152,776
3.40%, 4/15/2026	198,000	197,826
3.95%, 6/15/2025	110,000	113,924
4.45%, 4/15/2046	324,000	332,738
5.10%, 6/15/2045	168,000	186,630
Exelon Generation Co. LLC:
3.40%, 3/15/2022	100,000	101,297
4.00%, 10/1/2020	200,000	202,762
4.25%, 6/15/2022	530,000	548,974
5.60%, 6/15/2042	284,000	300,270
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	150,000	148,848
Series B, 3.90%, 7/15/2027	109,000	110,546
Series B, 4.25%, 3/15/2023	191,000	199,156
Series C, 4.85%, 7/15/2047	128,000	136,910
Series C, 7.38%, 11/15/2031	685,000	905,625
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	101,592
3.95%, 3/1/2048	125,000	129,664
3.99%, 3/1/2049	400,000	419,232
4.05%, 10/1/2044	145,000	152,066
5.69%, 3/1/2040	150,000	189,169
5.96%, 4/1/2039	100,000	129,469
Fortis, Inc.:
3.06%, 10/4/2026	185,000	176,793
2.10%, 10/4/2021	65,000	63,474
Georgia Power Co.:
4.30%, 3/15/2042	835,000	829,264
Series C, 2.00%, 9/8/2020	240,000	237,413
Gulf Power Co. Series A, 3.30%, 5/30/2027	50,000	50,042
Iberdrola International B.V. 6.75%, 7/15/2036	275,000	343,865
Indiana Michigan Power Co.:
3.85%, 5/15/2028	100,000	104,236
6.05%, 3/15/2037	130,000	161,032
Series K, 4.55%, 3/15/2046	306,000	327,053
Interstate Power & Light Co.:
3.60%, 4/1/2029 (d)	100,000	100,513
3.70%, 9/15/2046	85,000	78,840
6.25%, 7/15/2039	50,000	62,658
ITC Holdings Corp.:
2.70%, 11/15/2022	195,000	191,788
3.25%, 6/30/2026	80,000	78,488
3.35%, 11/15/2027	108,000	106,653
3.65%, 6/15/2024	25,000	25,295
Kansas City Power & Light Co.:
4.20%, 6/15/2047	315,000	327,984
4.20%, 3/15/2048	100,000	103,712

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Kentucky Utilities Co. 4.38%, 10/1/2045	$80,000	$85,446
LG&E & KU Energy LLC 3.75%, 11/15/2020	401,000	405,287
Louisville Gas & Electric Co. 4.25%, 4/1/2049 (d)	65,000	68,605
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	100,113
3.50%, 10/15/2024	150,000	155,274
4.25%, 5/1/2046	70,000	74,392
4.80%, 9/15/2043	150,000	170,415
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	226,000	218,090
Nevada Power Co.:
Series BB, 2.75%, 4/15/2020	559,000	559,570
Series CC, 3.70%, 5/1/2029	693,000	716,839
Series N, 6.65%, 4/1/2036	100,000	129,541
Series R, 6.75%, 7/1/2037	15,000	20,019
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	148,554
2.90%, 4/1/2022	125,000	125,128
3.15%, 4/1/2024	200,000	200,680
3.25%, 4/1/2026	145,000	145,038
3.50%, 4/1/2029	200,000	199,976
3.55%, 5/1/2027	283,000	283,478
4.50%, 6/1/2021	170,000	175,224
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	330,000	296,241
Series H, 3.34%, 9/1/2020	563,000	567,465
Northern States Power Co.:
2.15%, 8/15/2022	160,000	157,370
5.35%, 11/1/2039	100,000	120,702
6.25%, 6/1/2036	150,000	194,293
NorthWestern Corp. 4.18%, 11/15/2044	250,000	255,332
NSTAR Electric Co. 3.20%, 5/15/2027	200,000	200,010
NV Energy, Inc. 6.25%, 11/15/2020	300,000	315,963
Oglethorpe Power Corp. 5.05%, 10/1/2048 (f)	275,000	301,573
Ohio Power Co. 4.15%, 4/1/2048	100,000	104,184
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	200,000	204,830
4.15%, 4/1/2047	450,000	454,675
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	150,000	156,171
3.80%, 9/30/2047	100,000	100,524
4.10%, 11/15/2048	150,000	158,470
5.30%, 6/1/2042	50,000	60,347
7.00%, 9/1/2022	423,000	479,559
Security Description	Principal Amount	Value
7.00%, 5/1/2032	$190,000	$255,193
PacifiCorp:
3.50%, 6/15/2029	65,000	66,442
3.85%, 6/15/2021	390,000	398,974
4.10%, 2/1/2042	50,000	51,302
4.13%, 1/15/2049	250,000	258,557
4.15%, 2/15/2050	100,000	103,978
PECO Energy Co.:
3.15%, 10/15/2025	150,000	151,332
3.90%, 3/1/2048	380,000	383,637
4.15%, 10/1/2044	100,000	103,816
PNM Resources, Inc. 3.25%, 3/9/2021	100,000	99,872
Potomac Electric Power Co. 3.60%, 3/15/2024	150,000	155,060
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	144,008
3.50%, 12/1/2022	200,000	201,400
4.00%, 9/15/2047	300,000	281,487
5.00%, 3/15/2044	205,000	220,736
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	60,000	62,357
4.15%, 10/1/2045	100,000	104,211
6.25%, 5/15/2039	250,000	324,400
Progress Energy, Inc. 7.75%, 3/1/2031	348,000	472,594
PSEG Power LLC:
3.00%, 6/15/2021	160,000	159,635
5.13%, 4/15/2020	80,000	81,590
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	100,563
3.70%, 6/15/2028	400,000	416,696
3.80%, 6/15/2047	100,000	99,922
4.05%, 9/15/2049	250,000	261,590
4.10%, 6/15/2048	185,000	194,230
4.30%, 3/15/2044	100,000	106,545
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,699
Series MTN, 2.25%, 9/15/2026	189,000	177,581
Series MTN, 2.38%, 5/15/2023	100,000	98,811
Series MTN, 3.00%, 5/15/2027	50,000	49,414
Series MTN, 3.60%, 12/1/2047	615,000	598,358
Series MTN, 3.70%, 5/1/2028	175,000	181,947
Series MTN, 3.80%, 3/1/2046	390,000	390,955
Series MTN, 3.95%, 5/1/2042	40,000	41,022
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	150,000	148,713
Puget Energy, Inc.:
3.65%, 5/15/2025	125,000	124,478

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 7/15/2022	$300,000	$319,506
6.00%, 9/1/2021	100,000	106,221
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	129,562
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	83,000	77,955
Series RRR, 3.75%, 6/1/2047	160,000	151,229
Sempra Energy:
2.85%, 11/15/2020	54,000	53,870
2.88%, 10/1/2022	238,000	234,318
2.90%, 2/1/2023	535,000	526,429
3.40%, 2/1/2028	400,000	385,588
3.75%, 11/15/2025	50,000	49,849
3.80%, 2/1/2038	152,000	139,127
4.00%, 2/1/2048	163,000	149,381
4.05%, 12/1/2023	300,000	305,814
6.00%, 10/15/2039	205,000	240,615
Sierra Pacific Power Co. 2.60%, 5/1/2026	195,000	187,391
South Carolina Electric & Gas Co.:
4.25%, 8/15/2028	65,000	69,971
4.35%, 2/1/2042	394,000	417,057
4.60%, 6/15/2043	150,000	163,047
5.45%, 2/1/2041	120,000	141,085
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	70,475
4.65%, 10/1/2043	150,000	152,753
5.50%, 3/15/2040	450,000	493,740
5.63%, 2/1/2036	200,000	219,488
6.00%, 1/15/2034	100,000	113,332
Series 05-E, 5.35%, 7/15/2035	190,000	202,770
Series 06-E, 5.55%, 1/15/2037	100,000	109,410
Series 13-A, 3.90%, 3/15/2043	210,000	193,939
Series A, 2.90%, 3/1/2021	485,000	480,189
Series A, 4.20%, 3/1/2029 (b)	100,000	101,690
Series B, 3.65%, 3/1/2028	225,000	220,822
Series B, 4.88%, 3/1/2049 (b)	100,000	106,268
Series C, 3.50%, 10/1/2023	100,000	99,534
Series E, 3.70%, 8/1/2025	60,000	60,130
Southern Co.:
2.75%, 6/15/2020	190,000	189,994
2.95%, 7/1/2023	315,000	313,894
3.25%, 7/1/2026	374,000	366,546
4.25%, 7/1/2036	802,000	791,117
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	100,000	101,536
Southern Power Co.:
4.15%, 12/1/2025	114,000	118,195
Series E, 2.50%, 12/15/2021	50,000	49,430
Southwestern Electric Power Co.:
Series J, 3.90%, 4/1/2045	200,000	188,664
Security Description	Principal Amount	Value
Series K, 2.75%, 10/1/2026	$240,000	$228,166
Series L, 3.85%, 2/1/2048	660,000	618,961
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	50,842
6.00%, 10/1/2036	50,000	59,319
Series 6, 4.40%, 11/15/2048	200,000	214,652
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	74,969
4.30%, 6/15/2048	325,000	328,029
Tucson Electric Power Co.:
3.05%, 3/15/2025	150,000	147,074
4.85%, 12/1/2048	200,000	220,920
Union Electric Co.:
2.95%, 6/15/2027	205,000	201,677
3.50%, 3/15/2029	300,000	308,013
3.65%, 4/15/2045	60,000	58,436
4.00%, 4/1/2048	200,000	207,052
Virginia Electric & Power Co.:
2.95%, 1/15/2022	200,000	200,452
6.35%, 11/30/2037	160,000	205,373
Series A, 3.15%, 1/15/2026	227,000	227,225
Series B, 2.95%, 11/15/2026	150,000	147,099
Series B, 3.80%, 9/15/2047	100,000	96,791
Series B, 4.20%, 5/15/2045	150,000	153,341
Series C, 2.75%, 3/15/2023	272,000	271,429
Series C, 4.00%, 11/15/2046	110,000	110,355
WEC Energy Group, Inc.:
3.10%, 3/8/2022	90,000	90,789
3.38%, 6/15/2021	202,000	204,404
Westar Energy, Inc.:
3.10%, 4/1/2027	250,000	247,462
4.10%, 4/1/2043	100,000	101,395
4.25%, 12/1/2045	175,000	182,826
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	250,000	250,957
5.70%, 12/1/2036	100,000	122,248
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	200,000	197,542
6.38%, 8/15/2037	140,000	181,859
Xcel Energy, Inc. 4.00%, 6/15/2028	109,000	113,781
		64,807,870
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co. 2.63%, 2/15/2023	27,000	26,960
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	141,544
3.35%, 3/1/2026	50,000	48,717
		217,221
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 5.00%, 7/15/2020	164,000	168,500

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	$50,000	$48,341
3.55%, 10/1/2027	192,000	181,098
Amphenol Corp.:
3.20%, 4/1/2024	100,000	100,050
4.35%, 6/1/2029	150,000	157,910
Arrow Electronics, Inc.:
3.50%, 4/1/2022	100,000	100,552
3.88%, 1/12/2028	50,000	48,214
Avnet, Inc. 4.88%, 12/1/2022	105,000	109,727
Corning, Inc.:
4.38%, 11/15/2057	250,000	231,675
5.85%, 11/15/2068	150,000	163,161
Flex, Ltd. 4.75%, 6/15/2025	50,000	51,501
FLIR Systems, Inc. 3.13%, 6/15/2021	225,000	224,721
Fortive Corp.:
2.35%, 6/15/2021	50,000	49,420
3.15%, 6/15/2026	203,000	197,290
Honeywell International, Inc.:
1.85%, 11/1/2021	705,000	692,479
2.50%, 11/1/2026	250,000	243,917
3.81%, 11/21/2047	100,000	101,644
4.25%, 3/1/2021	64,000	66,131
Jabil, Inc.:
3.95%, 1/12/2028	1,163,000	1,082,392
5.63%, 12/15/2020	150,000	155,340
Tech Data Corp.:
3.70%, 2/15/2022	163,000	163,733
4.95%, 2/15/2027	183,000	184,671
Trimble, Inc.:
4.15%, 6/15/2023 (b)	300,000	305,889
4.75%, 12/1/2024	230,000	235,695
Tyco Electronics Group SA:
3.13%, 8/15/2027	258,000	249,473
3.70%, 2/15/2026	148,000	149,146
		5,462,670
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028	100,000	99,896
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	95,000	92,922
3.20%, 3/15/2025	125,000	125,920
3.38%, 11/15/2027	145,000	145,837
4.75%, 5/15/2023	216,000	230,360
Waste Connections, Inc. 4.25%, 12/1/2028	55,000	58,351
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	98,335
Security Description	Principal Amount	Value
2.90%, 9/15/2022	$141,000	$141,453
3.15%, 11/15/2027	183,000	182,453
3.50%, 5/15/2024	150,000	153,727
3.90%, 3/1/2035	250,000	252,047
4.10%, 3/1/2045	200,000	206,374
4.60%, 3/1/2021	100,000	102,888
		1,790,667
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	100,000	100,549
3.30%, 3/19/2025	300,000	291,081
3.65%, 3/15/2023 (b)	150,000	152,048
3.80%, 8/2/2042	50,000	40,060
3.95%, 3/15/2025	100,000	100,894
4.15%, 3/15/2028	150,000	149,399
4.25%, 4/15/2021	236,000	241,598
4.80%, 3/15/2048	440,000	409,152
Conagra Brands, Inc.:
3.20%, 1/25/2023	247,000	247,346
3.80%, 10/22/2021	103,000	104,886
4.30%, 5/1/2024	65,000	67,293
4.60%, 11/1/2025	105,000	110,232
4.85%, 11/1/2028 (b)	216,000	226,882
5.30%, 11/1/2038	95,000	95,903
5.40%, 11/1/2048	105,000	105,424
7.00%, 10/1/2028	300,000	351,492
Flowers Foods, Inc. 4.38%, 4/1/2022 (b)	100,000	103,772
General Mills, Inc.:
3.20%, 4/16/2021	185,000	186,604
3.20%, 2/10/2027	100,000	97,149
3.70%, 10/17/2023	260,000	266,456
4.00%, 4/17/2025	104,000	107,509
4.20%, 4/17/2028 (b)	279,000	289,613
4.55%, 4/17/2038	300,000	297,096
4.70%, 4/17/2048	250,000	249,553
Hershey Co.:
2.30%, 8/15/2026	61,000	58,075
3.38%, 8/15/2046	50,000	46,991
4.13%, 12/1/2020	400,000	410,040
Ingredion, Inc. 4.63%, 11/1/2020	368,000	376,471
JM Smucker Co.:
3.38%, 12/15/2027	295,000	288,371
3.50%, 3/15/2025	258,000	258,441
4.25%, 3/15/2035	100,000	95,866
4.38%, 3/15/2045	25,000	23,476
Kellogg Co.:
3.13%, 5/17/2022	100,000	100,341
3.25%, 4/1/2026	205,000	199,994
3.40%, 11/15/2027	408,000	392,512
4.30%, 5/15/2028	250,000	256,785
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	31,000	34,309
Kraft Heinz Foods Co.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 7/2/2020	$204,000	$203,557
3.00%, 6/1/2026	405,000	378,618
3.50%, 6/6/2022	906,000	916,537
3.50%, 7/15/2022	286,000	288,897
3.95%, 7/15/2025	173,000	174,249
4.38%, 6/1/2046	610,000	527,802
5.00%, 7/15/2035	275,000	270,666
5.00%, 6/4/2042	367,000	347,567
5.20%, 7/15/2045	354,000	341,093
Kroger Co.:
2.60%, 2/1/2021	150,000	149,256
2.65%, 10/15/2026	246,000	226,568
3.70%, 8/1/2027	73,000	71,766
3.88%, 10/15/2046	75,000	62,324
4.45%, 2/1/2047 (b)	474,000	430,070
4.65%, 1/15/2048	275,000	255,984
5.40%, 7/15/2040	365,000	370,720
5.40%, 1/15/2049	99,000	102,534
6.90%, 4/15/2038	246,000	293,586
McCormick & Co., Inc.:
3.40%, 8/15/2027	358,000	351,552
4.20%, 8/15/2047	150,000	143,900
Mondelez International, Inc.:
3.63%, 2/13/2026	200,000	202,848
4.13%, 5/7/2028 (b)	200,000	208,552
4.63%, 5/7/2048	426,000	429,225
Sysco Corp.:
2.60%, 10/1/2020	90,000	89,827
3.25%, 7/15/2027	600,000	589,086
3.75%, 10/1/2025	288,000	295,407
4.45%, 3/15/2048	100,000	101,480
4.50%, 4/1/2046	100,000	101,692
Tyson Foods, Inc.:
2.25%, 8/23/2021	35,000	34,418
3.90%, 9/28/2023 (b)	400,000	411,520
4.00%, 3/1/2026	65,000	66,463
4.35%, 3/1/2029	90,000	93,055
4.50%, 6/15/2022	70,000	73,129
4.55%, 6/2/2047	185,000	174,760
4.88%, 8/15/2034	70,000	72,360
5.15%, 8/15/2044	487,000	497,086
		16,281,817
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	108,000	104,566
4.50%, 8/1/2024	100,000	103,037
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	58,000	57,179
5.25%, 5/12/2024 (b)	317,000	333,427
5.50%, 1/17/2027	460,000	482,089
Georgia-Pacific LLC 7.75%, 11/15/2029	225,000	305,260
International Paper Co.:
Security Description	Principal Amount	Value
3.00%, 2/15/2027 (b)	$316,000	$304,551
3.80%, 1/15/2026	447,000	459,713
4.40%, 8/15/2047	172,000	160,882
5.15%, 5/15/2046	175,000	179,424
6.00%, 11/15/2041	67,000	75,003
7.50%, 8/15/2021	102,000	112,569
Suzano Austria GmbH 6.00%, 1/15/2029 (f)	322,000	342,563
		3,020,263
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	345,000	341,664
4.13%, 10/15/2044	130,000	135,672
4.13%, 3/15/2049	80,000	82,873
4.15%, 1/15/2043	100,000	103,280
CenterPoint Energy Resources Corp. 4.00%, 4/1/2028	125,000	128,849
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	200,000	214,222
National Fuel Gas Co.:
3.75%, 3/1/2023	157,000	157,193
4.75%, 9/1/2028	450,000	460,039
5.20%, 7/15/2025	50,000	52,594
NiSource, Inc.:
2.65%, 11/17/2022	170,000	167,470
3.49%, 5/15/2027	90,000	89,625
3.65%, 6/15/2023	500,000	509,925
3.95%, 3/30/2048	235,000	223,819
4.38%, 5/15/2047	436,000	440,670
4.80%, 2/15/2044	141,000	148,132
ONE Gas, Inc. 4.50%, 11/1/2048	130,000	143,078
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	45,730
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	211,000	200,667
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	215,000	208,810
Southwest Gas Corp.:
3.70%, 4/1/2028	350,000	356,422
3.80%, 9/29/2046	100,000	93,714
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	35,000	33,385
		4,337,833
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	327,000	327,196
Snap-on, Inc.:
3.25%, 3/1/2027	45,000	45,133
4.10%, 3/1/2048	85,000	88,633
Stanley Black & Decker, Inc.:
3.40%, 12/1/2021	310,000	314,638

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 3/1/2026	$70,000	$70,906
4.25%, 11/15/2028	150,000	161,365
		1,007,871
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
2.90%, 11/30/2021	603,000	605,508
3.40%, 11/30/2023	79,000	80,781
3.75%, 11/30/2026	251,000	260,990
3.88%, 9/15/2025	40,000	41,825
4.75%, 11/30/2036	771,000	865,926
4.90%, 11/30/2046	424,000	490,411
6.00%, 4/1/2039	275,000	343,442
6.15%, 11/30/2037	165,000	206,407
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	48,664
2.60%, 8/15/2026	250,000	238,152
3.50%, 8/15/2046	200,000	172,250
Becton Dickinson and Co.:
2.40%, 6/5/2020	130,000	129,199
2.89%, 6/6/2022	188,000	186,863
3.13%, 11/8/2021	311,000	312,306
3.25%, 11/12/2020	258,000	259,014
3.36%, 6/6/2024	183,000	183,064
3.70%, 6/6/2027	265,000	263,974
3.73%, 12/15/2024	28,000	28,430
4.67%, 6/6/2047	140,000	146,397
5.00%, 11/12/2040	494,000	498,896
Boston Scientific Corp.:
3.45%, 3/1/2024	150,000	152,788
3.75%, 3/1/2026	200,000	203,990
4.00%, 3/1/2028	300,000	308,778
4.00%, 3/1/2029	340,000	350,917
4.55%, 3/1/2039	200,000	208,958
4.70%, 3/1/2049	140,000	148,589
Danaher Corp.:
3.35%, 9/15/2025	65,000	65,494
4.38%, 9/15/2045	160,000	165,205
Koninklijke Philips NV 6.88%, 3/11/2038	100,000	133,009
Medtronic Global Holdings SCA 3.35%, 4/1/2027	284,000	289,007
Medtronic, Inc.:
3.13%, 3/15/2022	240,000	243,888
3.15%, 3/15/2022	606,000	615,781
3.50%, 3/15/2025	1,392,000	1,434,205
4.63%, 3/15/2045	670,000	764,999
Stryker Corp.:
2.63%, 3/15/2021	270,000	269,179
3.38%, 11/1/2025	75,000	76,343
3.50%, 3/15/2026	209,000	211,736
3.65%, 3/7/2028	100,000	102,512
4.10%, 4/1/2043	435,000	424,791
4.63%, 3/15/2046	240,000	257,534
Thermo Fisher Scientific, Inc.:
Security Description	Principal Amount	Value
2.95%, 9/19/2026	$381,000	$367,612
3.00%, 4/15/2023	164,000	164,054
3.20%, 8/15/2027	215,000	209,767
3.65%, 12/15/2025	100,000	102,437
4.10%, 8/15/2047	185,000	183,278
5.30%, 2/1/2044	100,000	115,166
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	722,000	720,260
3.55%, 4/1/2025	232,000	228,852
3.70%, 3/19/2023	300,000	303,516
		14,185,144
HEALTH CARE SERVICES — 0.6%
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	35,000	36,774
4.27%, 8/15/2048	30,000	31,959
Aetna, Inc.:
2.75%, 11/15/2022	125,000	123,286
2.80%, 6/15/2023	105,000	103,169
4.50%, 5/15/2042	541,000	511,142
4.75%, 3/15/2044	220,000	215,195
6.63%, 6/15/2036	151,000	180,206
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	29,288
Anthem, Inc.:
2.50%, 11/21/2020	177,000	176,092
2.95%, 12/1/2022	107,000	106,919
3.30%, 1/15/2023	350,000	353,734
3.50%, 8/15/2024	229,000	232,014
3.65%, 12/1/2027	521,000	520,510
4.10%, 3/1/2028	200,000	205,906
4.55%, 3/1/2048	160,000	163,931
4.63%, 5/15/2042	236,000	243,514
4.65%, 1/15/2043	283,000	292,234
4.65%, 8/15/2044	10,000	10,365
Ascension Health 3.95%, 11/15/2046	205,000	209,170
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	49,818
4.19%, 11/15/2045	365,000	379,505
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	67,889
Cigna Corp.:
4.13%, 11/15/2025 (f)	265,000	274,283
4.38%, 10/15/2028 (f)	200,000	207,400
4.80%, 8/15/2038 (f)	620,000	637,819
4.90%, 12/15/2048 (f)	645,000	665,904
Cigna Holding Co.:
3.05%, 10/15/2027	349,000	330,520
3.25%, 4/15/2025	301,000	298,213
3.88%, 10/15/2047	170,000	151,093
4.00%, 2/15/2022	84,000	86,298
4.50%, 3/15/2021	427,000	438,128
5.38%, 2/15/2042	125,000	137,381

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CommonSpirit Health 4.35%, 11/1/2042	$275,000	$260,975
Coventry Health Care, Inc. 5.45%, 6/15/2021	162,000	169,275
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	101,428
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	100,000	102,159
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	42,462
4.50%, 7/1/2057	800,000	863,880
HCA, Inc.:
4.50%, 2/15/2027	225,000	231,430
4.75%, 5/1/2023	225,000	236,034
5.00%, 3/15/2024	365,000	386,758
5.25%, 4/15/2025	207,000	222,200
5.25%, 6/15/2026	270,000	289,429
5.50%, 6/15/2047	270,000	287,045
5.88%, 3/15/2022	359,000	384,981
Humana, Inc.:
2.50%, 12/15/2020	225,000	223,241
2.90%, 12/15/2022	303,000	300,958
3.85%, 10/1/2024	110,000	112,038
3.95%, 3/15/2027	50,000	50,600
4.63%, 12/1/2042	405,000	415,291
4.95%, 10/1/2044	29,000	31,044
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	35,488
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	209,000	209,696
4.15%, 5/1/2047	162,000	171,728
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	265,000	262,013
4.63%, 11/15/2020	111,000	113,439
4.70%, 2/1/2045	365,000	356,430
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	52,877
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	340,000	361,695
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	66,758
Mercy Health Series 2018, 4.30%, 7/1/2028	25,000	26,903
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	47,570
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	25,862
Northwell Healthcare, Inc. 3.98%, 11/1/2046	160,000	152,728
Security Description	Principal Amount	Value
NYU Langone Hospitals:
4.37%, 7/1/2047	$65,000	$67,419
4.78%, 7/1/2044	50,000	55,219
Orlando Health Obligated Group 4.09%, 10/1/2048	45,000	44,637
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	19,293
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	113,876
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	70,000	69,928
Series H, 2.75%, 10/1/2026	50,000	47,777
Series I, 3.74%, 10/1/2047	50,000	47,519
Quest Diagnostics, Inc. 4.20%, 6/30/2029	500,000	514,955
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	49,210
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	190,000	194,750
Stanford Health Care Series 2018, 3.80%, 11/15/2048	965,000	967,856
Sutter Health:
Series 2018, 3.70%, 8/15/2028	100,000	104,224
Series 2018, 4.09%, 8/15/2048	100,000	102,768
Toledo Hospital 5.75%, 11/15/2038	350,000	384,478
Trinity Health Corp. 4.13%, 12/1/2045	25,000	25,142
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	444,000	439,231
2.13%, 3/15/2021	137,000	135,770
2.38%, 10/15/2022	146,000	144,574
2.70%, 7/15/2020	256,000	256,435
2.95%, 10/15/2027	219,000	214,883
3.10%, 3/15/2026	415,000	414,473
3.35%, 7/15/2022	467,000	477,965
3.38%, 4/15/2027	204,000	206,609
3.45%, 1/15/2027	108,000	109,984
3.50%, 2/15/2024	540,000	555,703
3.70%, 12/15/2025	240,000	249,374
3.75%, 7/15/2025	979,000	1,021,048
3.75%, 10/15/2047	130,000	126,385
3.88%, 10/15/2020	100,000	101,612
3.88%, 12/15/2028	250,000	261,687
3.95%, 10/15/2042	145,000	145,506
4.20%, 1/15/2047	33,000	34,217
4.25%, 4/15/2047	140,000	146,527
4.25%, 6/15/2048	300,000	315,351
4.45%, 12/15/2048	45,000	48,792
5.95%, 2/15/2041	125,000	158,025

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 2/15/2038	$234,000	$323,519
		22,760,795
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	200,000	198,538
4.75%, 2/15/2023	190,000	196,278
		394,816
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	408,000	391,590
4.40%, 3/15/2029	100,000	101,138
Whirlpool Corp.:
3.70%, 5/1/2025	200,000	201,358
4.00%, 3/1/2024	60,000	61,594
4.50%, 6/1/2046	765,000	680,161
4.75%, 2/26/2029	300,000	307,923
		1,743,764
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 4.88%, 12/6/2028	100,000	106,989
Church & Dwight Co., Inc. 3.95%, 8/1/2047 (b)	200,000	192,410
Clorox Co.:
3.50%, 12/15/2024	116,000	119,910
3.90%, 5/15/2028	200,000	209,014
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	99,048
2.75%, 2/15/2026	50,000	49,107
3.95%, 11/1/2028	55,000	58,743
6.63%, 8/1/2037	231,000	313,365
		1,148,586
HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
3.85%, 4/1/2023	354,000	349,950
4.20%, 4/1/2026	235,000	224,145
5.38%, 4/1/2036	216,000	196,808
5.50%, 4/1/2046	750,000	676,778
		1,447,681
INSURANCE — 0.9%
Aflac, Inc.:
3.63%, 11/15/2024	265,000	274,429
4.75%, 1/15/2049	300,000	330,858
Alleghany Corp.:
4.90%, 9/15/2044	125,000	127,676
4.95%, 6/27/2022	50,000	52,943
Allstate Corp.:
4.20%, 12/15/2046	140,000	144,572
5.35%, 6/1/2033	49,000	57,445
5.95%, 4/1/2036	15,000	18,522
Security Description	Principal Amount	Value
3 month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	$1,150,000	$1,237,089
American Financial Group, Inc.:
3.50%, 8/15/2026	85,000	82,499
4.50%, 6/15/2047	185,000	173,539
American International Group, Inc.:
3.30%, 3/1/2021	521,000	524,308
3.75%, 7/10/2025	207,000	207,366
3.88%, 1/15/2035	360,000	329,576
4.13%, 2/15/2024	260,000	268,107
4.25%, 3/15/2029	100,000	101,499
4.50%, 7/16/2044	295,000	282,406
4.70%, 7/10/2035	179,000	179,693
4.75%, 4/1/2048	100,000	99,792
4.88%, 6/1/2022	973,000	1,027,683
3 month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	200,000	237,678
Aon Corp.:
4.50%, 12/15/2028	350,000	368,578
8.21%, 1/1/2027	250,000	294,300
Aon PLC:
2.80%, 3/15/2021	130,000	129,689
3.50%, 6/14/2024	150,000	152,082
4.00%, 11/27/2023	105,000	108,925
4.60%, 6/14/2044	70,000	71,156
Arch Capital Finance LLC 4.01%, 12/15/2026	130,000	134,820
Arch Capital Group US, Inc. 5.14%, 11/1/2043	275,000	305,242
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	250,000	259,580
Assurant, Inc.:
4.00%, 3/15/2023	200,000	202,394
4.20%, 9/27/2023	125,000	127,221
4.90%, 3/27/2028	100,000	102,829
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	121,000	123,800
4.35%, 4/20/2028	235,000	238,041
5.00%, 4/20/2048	350,000	342,209
AXA SA 8.60%, 12/15/2030	191,000	254,053
AXIS Specialty Finance PLC 4.00%, 12/6/2027	180,000	178,376
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/2022	261,000	265,390
4.20%, 8/15/2048	200,000	208,198
4.25%, 1/15/2021	81,000	83,639
4.25%, 1/15/2049	1,000,000	1,047,890
4.30%, 5/15/2043	150,000	157,942
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	75,000	74,639
2.75%, 3/15/2023	513,000	516,129

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 3/15/2026	$656,000	$662,396
3.75%, 8/15/2021	112,000	115,275
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	385,000	348,410
4.70%, 6/22/2047	490,000	391,882
Brown & Brown, Inc. 4.50%, 3/15/2029	150,000	151,953
Chubb Corp. 6.00%, 5/11/2037	276,000	355,107
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	127,000	126,317
2.70%, 3/13/2023	300,000	298,575
3.15%, 3/15/2025	200,000	201,616
3.35%, 5/3/2026	350,000	356,020
4.35%, 11/3/2045	600,000	652,338
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	122,185
CNA Financial Corp.:
3.45%, 8/15/2027	340,000	330,813
4.50%, 3/1/2026	205,000	213,401
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	160,000	159,539
Fidelity National Financial, Inc. 5.50%, 9/1/2022	245,000	262,988
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	50,990
Hartford Financial Services Group, Inc. 4.40%, 3/15/2048	300,000	302,604
Kemper Corp. 4.35%, 2/15/2025	70,000	71,547
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	49,825
3.63%, 12/12/2026	260,000	261,063
3.80%, 3/1/2028	170,000	172,251
4.00%, 9/1/2023	230,000	240,173
4.35%, 3/1/2048	145,000	143,650
6.15%, 4/7/2036	200,000	238,800
6.30%, 10/9/2037	100,000	121,886
Loews Corp.:
3.75%, 4/1/2026	60,000	61,896
4.13%, 5/15/2043	250,000	245,687
Manulife Financial Corp.:
4.15%, 3/4/2026	642,000	674,928
5.38%, 3/4/2046	50,000	59,042
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	108,000	105,006
Markel Corp.:
3.50%, 11/1/2027	150,000	142,898
4.30%, 11/1/2047	135,000	121,372
5.00%, 4/5/2046	200,000	198,720
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	130,000	129,822
3.30%, 3/14/2023	100,000	101,340
3.50%, 12/29/2020	85,000	86,134
Security Description	Principal Amount	Value
3.50%, 6/3/2024	$75,000	$76,450
3.50%, 3/10/2025	85,000	87,146
3.75%, 3/14/2026	171,000	175,321
3.88%, 3/15/2024	150,000	155,617
4.20%, 3/1/2048	100,000	99,156
4.35%, 1/30/2047	250,000	253,595
4.38%, 3/15/2029	295,000	312,290
4.75%, 3/15/2039	55,000	59,481
4.80%, 7/15/2021	189,000	196,258
4.90%, 3/15/2049	115,000	125,924
Mercury General Corp. 4.40%, 3/15/2027	245,000	242,268
MetLife, Inc.:
3.60%, 4/10/2024	138,000	142,558
3.60%, 11/13/2025	113,000	116,504
4.60%, 5/13/2046	227,000	246,020
4.88%, 11/13/2043	203,000	226,325
5.70%, 6/15/2035	205,000	245,549
5.88%, 2/6/2041	279,000	346,644
6.40%, 12/15/2066	339,000	363,706
6.50%, 12/15/2032	243,000	314,483
10.75%, 8/1/2069	500,000	752,080
Series D, 4.37%, 9/15/2023	110,000	117,321
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	140,000	146,195
Old Republic International Corp. 4.88%, 10/1/2024	100,000	105,111
Primerica, Inc. 4.75%, 7/15/2022	150,000	157,818
Principal Financial Group, Inc.:
3.10%, 11/15/2026	100,000	97,401
3.40%, 5/15/2025	90,000	90,486
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	200,000	196,478
Progressive Corp.:
4.00%, 3/1/2029	100,000	106,653
4.13%, 4/15/2047	155,000	161,096
4.35%, 4/25/2044	253,000	270,012
Prudential Financial, Inc.:
3.91%, 12/7/2047	346,000	333,776
3.94%, 12/7/2049	197,000	190,761
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	300,000	302,448
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	220,000	222,341
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	500,000	531,200
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	210,000	201,751

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 3/27/2028	$200,000	$209,404
Series MTN, 4.35%, 2/25/2050	400,000	414,060
Series MTN, 4.42%, 3/27/2048	265,000	275,990
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	60,000	60,307
Series MTN, 4.70%, 9/15/2023	200,000	213,722
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	78,000	76,966
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	200,000	196,599
Selective Insurance Group, Inc. 5.38%, 3/1/2049	100,000	102,558
Torchmark Corp. 4.55%, 9/15/2028	300,000	316,557
Travelers Cos., Inc.:
4.05%, 3/7/2048	300,000	307,458
4.10%, 3/4/2049	500,000	518,080
4.30%, 8/25/2045	165,000	175,256
Trinity Acquisition PLC 3.50%, 9/15/2021	50,000	50,369
Unum Group 5.75%, 8/15/2042	160,000	171,648
Voya Financial, Inc. 5.70%, 7/15/2043	140,000	162,355
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	50,278
4.50%, 9/15/2028	100,000	103,888
5.05%, 9/15/2048	100,000	103,952
WR Berkley Corp.:
4.63%, 3/15/2022	260,000	271,515
4.75%, 8/1/2044	50,000	51,340
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	135,309
5.50%, 3/31/2045	320,000	352,854
		31,921,939
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	250,000	248,017
3.13%, 11/28/2021	50,000	50,289
3.40%, 12/6/2027	316,000	310,549
3.60%, 11/28/2024	237,000	242,584
4.00%, 12/6/2037	250,000	243,693
4.20%, 12/6/2047 (b)	510,000	501,177
4.40%, 12/6/2057	793,000	790,320
Alphabet, Inc.:
3.38%, 2/25/2024	235,000	244,207
3.63%, 5/19/2021	434,000	445,019
Amazon.com, Inc.:
1.90%, 8/21/2020	161,000	159,672
2.40%, 2/22/2023	135,000	133,641
Security Description	Principal Amount	Value
2.80%, 8/22/2024	$500,000	$500,965
3.15%, 8/22/2027	698,000	702,342
3.30%, 12/5/2021	349,000	356,001
3.80%, 12/5/2024	370,000	390,069
3.88%, 8/22/2037	461,000	479,684
4.05%, 8/22/2047	330,000	348,916
4.25%, 8/22/2057	99,000	106,247
4.80%, 12/5/2034	424,000	491,734
4.95%, 12/5/2044	272,000	324,531
5.20%, 12/3/2025	300,000	340,866
Baidu, Inc.:
2.88%, 7/6/2022	260,000	256,539
3.00%, 6/30/2020	100,000	99,979
3.50%, 11/28/2022	200,000	201,278
3.63%, 7/6/2027	100,000	97,828
4.38%, 5/14/2024	225,000	233,532
4.38%, 3/29/2028	600,000	617,406
4.88%, 11/14/2028	285,000	304,346
Booking Holdings, Inc.:
3.55%, 3/15/2028	100,000	99,845
3.60%, 6/1/2026	103,000	104,586
eBay, Inc.:
2.60%, 7/15/2022	233,000	229,796
2.75%, 1/30/2023	100,000	98,761
3.45%, 8/1/2024	208,000	208,480
3.60%, 6/5/2027	254,000	247,426
4.00%, 7/15/2042	220,000	186,811
Expedia Group, Inc.:
4.50%, 8/15/2024	212,000	220,175
3.80%, 2/15/2028	309,000	297,848
JD.com, Inc.:
3.13%, 4/29/2021	250,000	248,142
3.88%, 4/29/2026	268,000	261,957
		11,425,258
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	100,000	96,778
3.63%, 1/19/2022	100,000	100,070
4.25%, 3/1/2025	630,000	614,086
Prospect Capital Corp. 5.88%, 3/15/2023 (b)	100,000	103,226
		914,160
IRON/STEEL — 0.1%
ArcelorMittal:
4.55%, 3/11/2026 (b)	250,000	256,340
5.25%, 8/5/2020	170,000	174,721
5.50%, 3/1/2021	115,000	120,197
6.13%, 6/1/2025 (b)	80,000	88,523
6.25%, 2/25/2022	105,000	113,280
7.00%, 10/15/2039	119,000	135,510
Nucor Corp.:
3.95%, 5/1/2028	250,000	260,115
4.40%, 5/1/2048	250,000	256,505

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	$300,000	$311,034
Vale Overseas, Ltd.:
4.38%, 1/11/2022	365,000	371,676
6.88%, 11/21/2036	521,000	595,951
6.88%, 11/10/2039 (b)	538,000	616,478
8.25%, 1/17/2034	183,000	231,234
		3,531,564
LEISURE TIME — 0.0% (a)
Carnival Corp. 3.95%, 10/15/2020	297,000	302,266
Harley-Davidson, Inc.:
3.50%, 7/28/2025 (b)	250,000	250,542
4.63%, 7/28/2045	50,000	46,304
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	500,000	481,360
5.25%, 11/15/2022	200,000	213,744
		1,294,216
LODGING — 0.1%
Choice Hotels International, Inc. 5.75%, 7/1/2022	275,000	291,888
Hyatt Hotels Corp.:
4.38%, 9/15/2028	223,000	227,491
4.85%, 3/15/2026	25,000	26,415
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	125,610
3.60%, 4/15/2024	100,000	100,968
3.75%, 10/1/2025	150,000	151,222
Series R, 3.13%, 6/15/2026 (b)	200,000	192,616
Series X, 4.00%, 4/15/2028	300,000	303,474
Series Z, 4.15%, 12/1/2023	200,000	207,974
Sands China, Ltd.:
4.60%, 8/8/2023	200,000	205,574
5.40%, 8/8/2028	200,000	209,316
		2,042,548
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	45,000	45,050
2.88%, 5/8/2022	67,000	67,464
3.38%, 4/3/2023	100,000	101,731
3.80%, 4/3/2028	100,000	104,988
4.38%, 5/8/2042	145,000	156,999
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	264,000	258,876
Series GMTN, 1.85%, 9/4/2020	230,000	227,622
Series MTN, 2.40%, 6/6/2022	145,000	143,888
Series MTN, 2.90%, 3/15/2021	100,000	100,574
Security Description	Principal Amount	Value
Series MTN, 2.95%, 2/26/2022	$500,000	$504,500
Series MTN, 3.15%, 9/7/2021	275,000	278,193
Series MTN, 3.30%, 6/9/2024	125,000	127,880
Series MTN, 3.35%, 12/7/2020	400,000	404,492
Series MTN, 3.65%, 12/7/2023	400,000	416,224
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	139,826
3.80%, 8/15/2042 (b)	402,000	408,255
6.05%, 8/15/2036	165,000	209,439
Oshkosh Corp. 4.60%, 5/15/2028	150,000	152,555
		3,848,556
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	20,000	20,258
4.20%, 1/15/2024	231,000	236,934
4.38%, 4/5/2022	294,000	302,241
4.88%, 4/1/2021	237,000	243,769
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	175,199
Cummins, Inc. 4.88%, 10/1/2043	100,000	114,186
Deere & Co.:
2.60%, 6/8/2022	185,000	185,203
3.90%, 6/9/2042	105,000	110,178
Dover Corp. 4.30%, 3/1/2021	100,000	102,066
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,062
John Deere Capital Corp.:
Series DMTN, 2.35%, 1/8/2021	800,000	796,376
Series MTN, 2.15%, 9/8/2022	50,000	49,137
Series MTN, 2.38%, 7/14/2020	150,000	149,685
Series MTN, 2.65%, 6/24/2024	380,000	376,496
Series MTN, 2.70%, 1/6/2023	208,000	207,908
Series MTN, 2.80%, 3/4/2021	175,000	175,730
Series MTN, 2.80%, 9/8/2027 (b)	58,000	56,810
Series MTN, 2.95%, 4/1/2022	115,000	116,130
Series MTN, 3.05%, 1/6/2028	608,000	605,465
Series MTN, 3.45%, 1/10/2024	100,000	102,929
Series MTN, 3.45%, 3/7/2029	120,000	123,451
Nvent Finance Sarl:
3.95%, 4/15/2023	50,000	50,255
4.55%, 4/15/2028	50,000	50,300
Rockwell Automation, Inc.:
2.88%, 3/1/2025	100,000	99,369

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2029	$85,000	$87,412
4.20%, 3/1/2049	70,000	73,876
Roper Technologies, Inc.:
2.80%, 12/15/2021	142,000	141,296
3.65%, 9/15/2023	225,000	230,029
3.80%, 12/15/2026	211,000	212,981
3.85%, 12/15/2025	25,000	25,514
4.20%, 9/15/2028	65,000	67,470
Wabtec Corp.:
3.45%, 11/15/2026	50,000	46,359
4.95%, 9/15/2028	189,000	191,253
Xylem, Inc.:
3.25%, 11/1/2026	285,000	278,912
4.38%, 11/1/2046	25,000	25,446
		5,873,685
MEDIA — 1.0%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	457,000	460,523
3.38%, 11/15/2026	200,000	201,902
3.70%, 9/15/2024	66,000	68,445
6.20%, 12/15/2034	375,000	477,911
CBS Corp.:
2.50%, 2/15/2023	380,000	370,496
2.90%, 6/1/2023	100,000	98,809
4.85%, 7/1/2042	160,000	157,693
4.90%, 8/15/2044	709,000	699,308
7.88%, 7/30/2030	154,000	202,723
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	104,000	103,402
4.46%, 7/23/2022	406,000	420,137
4.91%, 7/23/2025	471,000	497,079
5.05%, 3/30/2029	150,000	158,076
5.38%, 4/1/2038	350,000	352,121
5.38%, 5/1/2047	175,000	174,363
5.75%, 4/1/2048	810,000	846,450
6.38%, 10/23/2035	218,000	242,745
6.48%, 10/23/2045	867,000	972,575
6.83%, 10/23/2055	50,000	56,354
4.50%, 2/1/2024	330,000	343,157
Comcast Corp.:
1.63%, 1/15/2022	219,000	212,971
2.35%, 1/15/2027	549,000	513,348
2.75%, 3/1/2023	793,000	791,454
3.00%, 2/1/2024	175,000	175,364
3.13%, 7/15/2022	437,000	442,698
3.15%, 3/1/2026	1,409,000	1,402,969
3.15%, 2/15/2028	454,000	445,442
3.20%, 7/15/2036	247,000	223,994
3.30%, 10/1/2020	375,000	378,559
3.30%, 2/1/2027	335,000	334,283
3.38%, 8/15/2025	84,000	85,175
3.45%, 10/1/2021	268,000	273,293
Security Description	Principal Amount	Value
3.55%, 5/1/2028	$325,000	$328,425
3.70%, 4/15/2024	430,000	444,181
3.90%, 3/1/2038	150,000	147,429
3.97%, 11/1/2047	488,000	471,906
4.00%, 8/15/2047	200,000	195,106
4.00%, 3/1/2048	406,000	395,249
4.00%, 11/1/2049	716,000	696,883
4.05%, 11/1/2052	67,000	64,863
4.15%, 10/15/2028	350,000	368,490
4.20%, 8/15/2034	364,000	377,916
4.25%, 10/15/2030	130,000	138,028
4.25%, 1/15/2033	254,000	268,084
4.40%, 8/15/2035	161,000	167,479
4.50%, 1/15/2043	335,000	350,202
4.60%, 10/15/2038	240,000	257,326
4.60%, 8/15/2045	190,000	201,873
4.65%, 7/15/2042	346,000	369,992
4.70%, 10/15/2048	190,000	206,262
4.95%, 10/15/2058	205,000	226,162
5.65%, 6/15/2035	300,000	352,566
6.40%, 5/15/2038	7,000	8,945
6.45%, 3/15/2037	100,000	126,797
Discovery Communications LLC:
2.95%, 3/20/2023	151,000	149,525
3.50%, 6/15/2022 (f)	100,000	100,837
3.80%, 3/13/2024	466,000	471,615
3.95%, 3/20/2028	275,000	267,391
4.38%, 6/15/2021	128,000	131,532
4.90%, 3/11/2026 (b)	120,000	126,422
4.95%, 5/15/2042	150,000	140,769
5.00%, 9/20/2037	220,000	213,591
5.20%, 9/20/2047	160,000	155,574
6.35%, 6/1/2040	275,000	303,163
Fox Corp.:
3.67%, 1/25/2022 (f)	50,000	51,018
4.03%, 1/25/2024 (f)	290,000	300,843
4.71%, 1/25/2029 (f)	165,000	176,466
5.48%, 1/25/2039 (f)	500,000	552,980
5.58%, 1/25/2049 (f)	135,000	152,375
Grupo Televisa SAB:
6.13%, 1/31/2046	360,000	409,813
6.63%, 3/18/2025	397,000	447,205
6.63%, 1/15/2040	230,000	268,748
NBCUniversal Media LLC:
2.88%, 1/15/2023	164,000	164,615
4.38%, 4/1/2021	359,000	369,899
5.15%, 4/30/2020	155,000	158,898
5.95%, 4/1/2041	740,000	909,956
6.40%, 4/30/2040	100,000	128,396
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	205,613
5.85%, 4/15/2040	560,000	624,557
Time Warner Cable LLC:
4.00%, 9/1/2021	206,000	209,329

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 2/15/2021	$141,000	$143,366
4.50%, 9/15/2042	149,000	130,664
5.50%, 9/1/2041	605,000	594,606
5.88%, 11/15/2040	297,000	307,811
6.55%, 5/1/2037	545,000	601,457
6.75%, 6/15/2039	361,000	400,335
7.30%, 7/1/2038	150,000	175,154
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	214,000	215,085
4.38%, 8/16/2041	450,000	489,307
Series MTN, 1.85%, 7/30/2026	230,000	213,343
Series MTN, 2.35%, 12/1/2022	237,000	234,334
Series MTN, 2.95%, 6/15/2027 (b)	200,000	199,940
Series MTN, 3.00%, 7/30/2046	120,000	105,802
Series MTN, 3.75%, 6/1/2021	267,000	273,776
Viacom, Inc.:
3.88%, 12/15/2021	354,000	361,009
4.25%, 9/1/2023	97,000	100,807
4.38%, 3/15/2043	894,000	804,001
Walt Disney Co.:
3.70%, 9/15/2024 (f)	108,000	112,804
3.70%, 10/15/2025 (f)	155,000	161,050
4.50%, 2/15/2021 (f)	122,000	126,268
4.75%, 9/15/2044 (f)	112,000	128,750
4.75%, 11/15/2046 (f)	25,000	28,944
4.95%, 10/15/2045 (f)	46,000	54,729
6.15%, 3/1/2037 (f)	215,000	280,648
6.15%, 2/15/2041 (f)	112,000	149,560
6.20%, 12/15/2034 (f)	150,000	196,206
6.40%, 12/15/2035 (f)	800,000	1,057,864
6.65%, 11/15/2037 (f)	144,000	198,458
Series GMTN, 4.13%, 6/1/2044 (b)	230,000	244,757
Warner Media LLC:
2.95%, 7/15/2026	102,000	96,594
3.55%, 6/1/2024	391,000	394,468
3.60%, 7/15/2025	131,000	130,739
3.80%, 2/15/2027	497,000	494,306
3.88%, 1/15/2026	175,000	175,667
4.00%, 1/15/2022	183,000	187,987
4.85%, 7/15/2045	330,000	331,894
4.90%, 6/15/2042	100,000	100,134
5.38%, 10/15/2041	213,000	226,127
7.70%, 5/1/2032	60,000	80,106
		35,847,970
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	99,582
Timken Co.:
3.88%, 9/1/2024	70,000	70,051
Security Description	Principal Amount	Value
4.50%, 12/15/2028	$170,000	$170,218
Valmont Industries, Inc. 5.25%, 10/1/2054	100,000	93,627
		433,478
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	155,000	168,192
Barrick North America Finance LLC:
5.70%, 5/30/2041	431,000	491,732
5.75%, 5/1/2043	370,000	428,575
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	125,000	146,009
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	654,000	659,729
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	219,686
Kinross Gold Corp.:
5.13%, 9/1/2021	100,000	103,263
5.95%, 3/15/2024	500,000	535,195
Newmont Mining Corp.:
3.50%, 3/15/2022	130,000	131,704
4.88%, 3/15/2042	236,000	247,184
5.88%, 4/1/2035	175,000	200,844
6.25%, 10/1/2039	171,000	206,977
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	128,000	134,103
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	520,000	545,725
Southern Copper Corp.:
3.50%, 11/8/2022	185,000	186,328
3.88%, 4/23/2025	570,000	576,367
5.25%, 11/8/2042	295,000	306,859
5.38%, 4/16/2020	300,000	307,908
Yamana Gold, Inc. 4.63%, 12/15/2027	158,000	154,576
		5,750,956
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.88%, 10/15/2027	113,000	112,091
Series MTN, 2.00%, 6/26/2022	106,000	104,434
Series MTN, 2.75%, 3/1/2022	180,000	181,449
Series MTN, 3.00%, 9/14/2021	215,000	217,995
Series MTN, 3.00%, 8/7/2025 (b)	175,000	178,082
Series MTN, 3.25%, 2/14/2024	346,000	356,408
Series MTN, 3.38%, 3/1/2029	450,000	463,194
Series MTN, 3.88%, 6/15/2044	50,000	51,488

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.00%, 9/14/2048	$355,000	$371,202
Carlisle Cos., Inc.:
3.50%, 12/1/2024	468,000	465,061
3.75%, 11/15/2022	150,000	151,408
Crane Co.:
4.20%, 3/15/2048	100,000	94,466
4.45%, 12/15/2023	50,000	52,740
Eaton Corp.:
3.10%, 9/15/2027	358,000	352,054
3.92%, 9/15/2047	50,000	47,976
4.00%, 11/2/2032	270,000	279,285
4.15%, 11/2/2042	257,000	258,092
General Electric Co.:
2.70%, 10/9/2022	741,000	727,744
3.38%, 3/11/2024	260,000	258,788
4.13%, 10/9/2042	307,000	267,115
4.50%, 3/11/2044	225,000	206,048
5.30%, 2/11/2021 (b)	408,000	422,337
Series GMTN, 3.10%, 1/9/2023 (b)	130,000	129,100
Series GMTN, 4.63%, 1/7/2021	298,000	305,864
Series GMTN, 6.15%, 8/7/2037	257,000	281,651
Series GMTN, 6.88%, 1/10/2039	125,000	147,985
Series MTN, 4.65%, 10/17/2021	523,000	541,363
Series MTN, 5.88%, 1/14/2038	836,000	897,061
Series MTNA, 6.75%, 3/15/2032	545,000	629,993
Hexcel Corp.:
3.95%, 2/15/2027	100,000	99,982
4.70%, 8/15/2025	25,000	26,146
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	405,000	398,192
3.90%, 9/1/2042	131,000	136,801
4.88%, 9/15/2041	100,000	116,508
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	250,000	249,955
3.75%, 8/21/2028	150,000	153,253
4.30%, 2/21/2048	100,000	99,473
5.75%, 6/15/2043	200,000	238,038
Ingersoll-Rand Luxembourg Finance SA:
3.50%, 3/21/2026	100,000	100,988
3.55%, 11/1/2024 (b)	138,000	140,683
3.80%, 3/21/2029	150,000	152,245
4.50%, 3/21/2049	100,000	102,945
Parker-Hannifin Corp.:
3.25%, 3/1/2027	198,000	197,135
4.10%, 3/1/2047	115,000	117,659
Security Description	Principal Amount	Value
Series MTN, 4.20%, 11/21/2034	$71,000	$74,480
Series MTN, 6.25%, 5/15/2038	200,000	256,232
Textron, Inc.:
3.65%, 3/15/2027	150,000	147,308
3.88%, 3/1/2025	55,000	55,251
4.00%, 3/15/2026	50,000	50,710
		11,466,458
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	300,000	312,219
OIL & GAS — 1.6%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	248,616
Anadarko Petroleum Corp.:
5.55%, 3/15/2026	115,000	125,387
6.20%, 3/15/2040	350,000	394,310
6.45%, 9/15/2036	385,000	442,823
6.60%, 3/15/2046	505,000	612,646
Apache Corp.:
2.63%, 1/15/2023	100,000	97,486
3.25%, 4/15/2022	280,000	280,686
4.25%, 1/15/2044	200,000	177,206
4.38%, 10/15/2028	200,000	201,620
4.75%, 4/15/2043	271,000	254,851
5.10%, 9/1/2040	245,000	241,913
6.00%, 1/15/2037	101,000	110,240
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	542,000	534,190
2.75%, 5/10/2023	250,000	249,317
3.12%, 5/4/2026	201,000	200,210
3.22%, 11/28/2023	130,000	131,646
3.25%, 5/6/2022 (b)	134,000	136,080
3.41%, 2/11/2026	250,000	254,605
3.59%, 4/14/2027	150,000	152,591
3.79%, 2/6/2024	110,000	114,105
4.23%, 11/6/2028	410,000	438,688
4.50%, 10/1/2020	304,000	312,047
4.74%, 3/11/2021	200,000	207,772
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	202,018
3.28%, 9/19/2027	876,000	872,680
3.51%, 3/17/2025	150,000	153,162
3.54%, 11/4/2024	201,000	206,913
3.72%, 11/28/2028	177,000	183,744
3.81%, 2/10/2024	300,000	311,856
Burlington Resources LLC 5.95%, 10/15/2036	150,000	188,155
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	70,000	69,486
3.45%, 11/15/2021	312,000	315,510

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 6/1/2027 (b)	$488,000	$488,976
6.25%, 3/15/2038	165,000	197,904
6.50%, 2/15/2037	250,000	303,872
Series GMTN, 4.95%, 6/1/2047 (b)	190,000	206,277
Cenovus Energy, Inc.:
3.00%, 8/15/2022	99,000	96,926
4.25%, 4/15/2027 (b)	177,000	174,349
4.45%, 9/15/2042	125,000	110,476
5.25%, 6/15/2037	139,000	137,727
5.40%, 6/15/2047 (b)	365,000	363,540
6.75%, 11/15/2039	500,000	556,470
Chevron Corp.:
2.10%, 5/16/2021	256,000	254,139
2.41%, 3/3/2022	50,000	49,866
2.42%, 11/17/2020	218,000	217,549
2.43%, 6/24/2020	109,000	108,826
2.57%, 5/16/2023	260,000	260,291
2.90%, 3/3/2024	305,000	308,587
2.95%, 5/16/2026	321,000	323,154
3.19%, 6/24/2023	252,000	257,793
3.33%, 11/17/2025	150,000	154,695
Cimarex Energy Co.:
3.90%, 5/15/2027	88,000	87,645
4.38%, 3/15/2029	250,000	257,502
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	360,000	356,389
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	153,000
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	200,000	202,342
4.38%, 5/2/2028	310,000	331,343
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	235,000	245,523
Concho Resources, Inc.:
3.75%, 10/1/2027	398,000	394,904
4.30%, 8/15/2028	110,000	113,518
4.38%, 1/15/2025	130,000	133,559
4.85%, 8/15/2048	75,000	78,832
ConocoPhillips Co.:
4.95%, 3/15/2026 (b)	275,000	306,320
5.90%, 10/15/2032	133,000	164,694
6.50%, 2/1/2039	495,000	666,517
ConocoPhillips Holding Co. 6.95%, 4/15/2029	695,000	899,309
Continental Resources, Inc.:
3.80%, 6/1/2024	175,000	176,311
4.38%, 1/15/2028	145,000	149,086
4.50%, 4/15/2023	310,000	321,138
4.90%, 6/1/2044	215,000	218,930
5.00%, 9/15/2022	128,000	129,065
Devon Energy Corp.:
3.25%, 5/15/2022	461,000	464,849
Security Description	Principal Amount	Value
4.75%, 5/15/2042	$449,000	$452,237
Ecopetrol SA:
4.13%, 1/16/2025	370,000	375,395
5.38%, 6/26/2026	398,000	429,072
5.88%, 9/18/2023	500,000	546,160
5.88%, 5/28/2045	400,000	414,632
7.38%, 9/18/2043	130,000	156,317
Encana Corp.:
3.90%, 11/15/2021	587,000	598,887
6.50%, 8/15/2034	325,000	388,427
7.38%, 11/1/2031	200,000	251,538
EOG Resources, Inc.:
3.90%, 4/1/2035	705,000	717,627
4.10%, 2/1/2021	100,000	102,391
4.15%, 1/15/2026	50,000	52,950
EQT Corp.:
3.00%, 10/1/2022	285,000	279,662
3.90%, 10/1/2027	250,000	233,512
Equinor ASA:
2.45%, 1/17/2023	474,000	470,995
2.75%, 11/10/2021	250,000	251,325
2.90%, 11/8/2020	661,000	664,702
3.15%, 1/23/2022	218,000	221,597
3.25%, 11/10/2024	204,000	208,686
3.70%, 3/1/2024	299,000	312,126
4.25%, 11/23/2041	100,000	107,131
4.80%, 11/8/2043	450,000	521,140
5.10%, 8/17/2040	166,000	196,841
Exxon Mobil Corp.:
2.22%, 3/1/2021	889,000	884,635
2.71%, 3/6/2025	206,000	205,994
2.73%, 3/1/2023	88,000	88,644
3.04%, 3/1/2026	160,000	162,357
3.18%, 3/15/2024	260,000	267,610
3.57%, 3/6/2045	460,000	459,250
4.11%, 3/1/2046	255,000	275,739
Hess Corp.:
4.30%, 4/1/2027	305,000	302,246
5.80%, 4/1/2047	227,000	236,205
7.13%, 3/15/2033	500,000	582,075
7.88%, 10/1/2029	100,000	120,372
HollyFrontier Corp. 5.88%, 4/1/2026	350,000	374,272
Husky Energy, Inc.:
3.95%, 4/15/2022	251,000	256,793
4.40%, 4/15/2029	200,000	202,888
Marathon Oil Corp.:
2.70%, 6/1/2020	100,000	99,611
2.80%, 11/1/2022	246,000	243,036
4.40%, 7/15/2027	105,000	107,985
6.60%, 10/1/2037	120,000	141,738
6.80%, 3/15/2032	250,000	297,885
Marathon Petroleum Corp.:
3.80%, 4/1/2028 (f)	190,000	187,840
4.50%, 4/1/2048 (f)	1,175,000	1,121,138

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 3/1/2021	$103,000	$107,302
5.13%, 12/15/2026 (f)	50,000	53,620
6.50%, 3/1/2041	349,000	424,921
Nexen, Inc.:
5.88%, 3/10/2035	200,000	240,416
6.40%, 5/15/2037	841,000	1,082,914
7.50%, 7/30/2039 (b)	125,000	182,174
Noble Energy, Inc.:
3.90%, 11/15/2024	226,000	228,373
4.15%, 12/15/2021	300,000	307,176
4.95%, 8/15/2047	150,000	148,965
5.25%, 11/15/2043	250,000	254,850
Occidental Petroleum Corp.:
3.00%, 2/15/2027 (b)	50,000	49,769
3.13%, 2/15/2022	594,000	602,114
3.50%, 6/15/2025	300,000	309,120
4.20%, 3/15/2048	250,000	261,930
4.40%, 4/15/2046	225,000	238,021
4.63%, 6/15/2045	250,000	273,070
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	363,000	343,209
Petro-Canada 6.80%, 5/15/2038	220,000	284,339
Petroleos Mexicanos:
2.38%, 4/15/2025	61,750	60,676
3.50%, 7/23/2020 (b)	425,000	424,290
3.50%, 1/30/2023	395,000	377,174
4.25%, 1/15/2025	310,000	291,614
4.50%, 1/23/2026 (b)	250,000	232,822
4.63%, 9/21/2023	300,000	295,512
4.88%, 1/24/2022	617,000	622,177
4.88%, 1/18/2024	275,000	270,801
5.35%, 2/12/2028	115,000	106,680
5.38%, 3/13/2022	272,000	277,549
5.50%, 1/21/2021	652,000	663,091
5.50%, 6/27/2044	461,000	378,089
5.63%, 1/23/2046	530,000	435,771
6.35%, 2/12/2048	271,000	238,889
6.38%, 2/4/2021	235,000	243,176
6.38%, 1/23/2045	140,000	123,766
6.50%, 3/13/2027	1,018,000	1,022,286
6.50%, 1/23/2029	291,000	287,456
6.50%, 6/2/2041	1,125,000	1,018,170
6.63%, 6/15/2035	228,000	215,946
6.75%, 9/21/2047	962,000	882,433
Phillips 66:
3.90%, 3/15/2028	204,000	207,882
4.30%, 4/1/2022	174,000	181,506
4.88%, 11/15/2044	185,000	202,616
5.88%, 5/1/2042	350,000	425,806
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	151,000	152,441
4.45%, 1/15/2026	50,000	52,474
Shell International Finance B.V.:
1.75%, 9/12/2021	202,000	197,734
Security Description	Principal Amount	Value
1.88%, 5/10/2021	$218,000	$215,142
2.13%, 5/11/2020	360,000	357,912
2.25%, 11/10/2020	126,000	125,486
2.50%, 9/12/2026	274,000	264,695
2.88%, 5/10/2026 (b)	248,000	246,358
3.25%, 5/11/2025	542,000	552,043
3.40%, 8/12/2023	138,000	142,123
3.50%, 11/13/2023	175,000	180,955
3.63%, 8/21/2042	220,000	214,135
3.75%, 9/12/2046	168,000	167,798
3.88%, 11/13/2028	250,000	264,825
4.00%, 5/10/2046	215,000	223,611
4.13%, 5/11/2035	424,000	451,051
4.38%, 5/11/2045	950,000	1,037,400
4.55%, 8/12/2043	140,000	155,473
6.38%, 12/15/2038	560,000	757,708
Suncor Energy, Inc.:
3.60%, 12/1/2024	208,000	212,913
4.00%, 11/15/2047	406,000	399,626
6.50%, 6/15/2038	500,000	630,650
Total Capital International SA:
2.75%, 6/19/2021	100,000	100,254
2.88%, 2/17/2022	83,000	83,714
3.46%, 2/19/2029	250,000	255,635
3.70%, 1/15/2024	114,000	118,359
3.75%, 4/10/2024	370,000	385,492
Total Capital SA:
3.88%, 10/11/2028	100,000	106,000
4.45%, 6/24/2020	960,000	981,542
Valero Energy Corp.:
4.00%, 4/1/2029	500,000	505,160
4.90%, 3/15/2045	100,000	105,682
6.63%, 6/15/2037	265,000	326,371
7.50%, 4/15/2032	100,000	128,482
		58,394,120
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	43,000	43,347
5.13%, 9/15/2040	101,000	105,842
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	140,000	139,041
4.08%, 12/15/2047	250,000	229,297
Halliburton Co.:
3.50%, 8/1/2023	360,000	367,643
3.80%, 11/15/2025	207,000	211,540
4.85%, 11/15/2035	106,000	111,117
5.00%, 11/15/2045	577,000	613,905
7.45%, 9/15/2039	325,000	435,805
National Oilwell Varco, Inc. 2.60%, 12/1/2022	232,000	227,631

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Schlumberger Investment SA 3.65%, 12/1/2023 (b)	$294,000	$304,728
		2,789,896
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	103,016
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,749
3.40%, 12/15/2027	185,000	179,770
3.65%, 9/15/2024	100,000	100,601
4.50%, 11/1/2023	200,000	211,240
Sonoco Products Co. 5.75%, 11/1/2040	100,000	111,817
WestRock RKT Co. 4.90%, 3/1/2022	200,000	208,968
WRKCo, Inc.:
3.00%, 9/15/2024	330,000	320,826
3.38%, 9/15/2027	450,000	433,237
3.75%, 3/15/2025	100,000	100,464
		1,804,688
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.50%, 5/14/2020	1,699,000	1,694,277
2.90%, 11/6/2022	722,000	720,664
3.60%, 5/14/2025	1,059,000	1,061,182
4.25%, 11/14/2028	156,000	159,217
4.40%, 11/6/2042	314,000	289,966
4.45%, 5/14/2046	230,000	213,297
4.50%, 5/14/2035	1,065,000	1,041,314
4.70%, 5/14/2045	359,000	344,572
4.88%, 11/14/2048	130,000	127,696
Allergan Finance LLC 3.25%, 10/1/2022	288,000	287,922
Allergan Funding SCS:
3.80%, 3/15/2025	483,000	489,110
3.85%, 6/15/2024	201,000	203,603
4.55%, 3/15/2035	745,000	725,637
4.75%, 3/15/2045 (b)	439,000	436,168
Allergan, Inc. 2.80%, 3/15/2023	260,000	255,224
AmerisourceBergen Corp.:
3.45%, 12/15/2027	8,000	7,826
4.30%, 12/15/2047	811,000	735,764
AstraZeneca PLC:
2.38%, 11/16/2020	110,000	109,335
2.38%, 6/12/2022	468,000	461,738
3.13%, 6/12/2027	212,000	206,836
3.38%, 11/16/2025	416,000	419,415
3.50%, 8/17/2023	100,000	102,043
4.00%, 9/18/2042	146,000	141,018
4.38%, 11/16/2045	165,000	170,645
4.38%, 8/17/2048	110,000	113,796
6.45%, 9/15/2037	332,000	419,602
Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	$50,000	$51,300
3.25%, 8/1/2042	105,000	89,564
4.50%, 3/1/2044	254,000	264,640
7.15%, 6/15/2023	400,000	468,140
Cardinal Health, Inc.:
2.62%, 6/15/2022	288,000	284,250
3.08%, 6/15/2024	320,000	312,698
4.50%, 11/15/2044	319,000	284,392
4.90%, 9/15/2045	200,000	187,232
Cigna Corp. 3.40%, 9/17/2021 (f)	200,000	202,084
CVS Health Corp.:
2.13%, 6/1/2021	190,000	186,831
2.80%, 7/20/2020	1,265,000	1,263,495
2.88%, 6/1/2026	225,000	212,580
3.35%, 3/9/2021	405,000	408,272
3.38%, 8/12/2024	184,000	182,618
3.70%, 3/9/2023	1,406,000	1,428,890
3.88%, 7/20/2025	627,000	634,794
4.00%, 12/5/2023	154,000	158,180
4.10%, 3/25/2025	1,386,000	1,422,660
4.30%, 3/25/2028	2,055,000	2,083,873
4.78%, 3/25/2038	1,155,000	1,143,438
4.88%, 7/20/2035	92,000	92,292
5.05%, 3/25/2048	835,000	840,920
5.30%, 12/5/2043	435,000	452,839
Eli Lilly & Co.:
2.35%, 5/15/2022	109,000	108,326
2.75%, 6/1/2025	166,000	165,935
3.10%, 5/15/2027	280,000	281,714
3.38%, 3/15/2029	190,000	194,970
3.88%, 3/15/2039	250,000	256,080
3.95%, 3/15/2049	300,000	306,963
4.15%, 3/15/2059	250,000	257,095
5.50%, 3/15/2027	100,000	117,208
Express Scripts Holding Co.:
3.05%, 11/30/2022	136,000	136,072
3.40%, 3/1/2027	276,000	268,818
3.90%, 2/15/2022	261,000	267,984
4.75%, 11/15/2021	300,000	313,134
4.80%, 7/15/2046	90,000	91,405
6.13%, 11/15/2041	275,000	325,498
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	160,000	160,714
2.88%, 6/1/2022	200,000	201,044
3.00%, 6/1/2024	140,000	140,855
3.13%, 5/14/2021	374,000	377,957
3.38%, 6/1/2029	210,000	212,278
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	350,000	358,298
3.63%, 5/15/2025	110,000	113,747
4.20%, 3/18/2043	365,000	386,163
6.38%, 5/15/2038	433,000	571,781
Johnson & Johnson:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 3/1/2021	$120,000	$118,206
1.95%, 11/10/2020	217,000	215,349
2.25%, 3/3/2022	173,000	172,119
2.63%, 1/15/2025	170,000	169,852
2.90%, 1/15/2028 (b)	105,000	104,420
2.95%, 3/3/2027	215,000	215,520
3.40%, 1/15/2038	1,114,000	1,095,318
3.50%, 1/15/2048	433,000	424,669
3.55%, 5/15/2021	250,000	255,865
3.63%, 3/3/2037	185,000	187,368
3.70%, 3/1/2046	641,000	650,327
3.75%, 3/3/2047	104,000	106,312
4.38%, 12/5/2033	300,000	335,742
4.85%, 5/15/2041	100,000	117,164
McKesson Corp.:
2.85%, 3/15/2023	150,000	148,104
3.95%, 2/16/2028	220,000	220,161
4.75%, 5/30/2029	200,000	209,492
6.00%, 3/1/2041	100,000	113,497
Mead Johnson Nutrition Co. 3.00%, 11/15/2020	78,000	78,216
Medco Health Solutions, Inc. 4.13%, 9/15/2020	317,000	322,437
Merck & Co., Inc.:
2.35%, 2/10/2022	143,000	142,710
2.75%, 2/10/2025	205,000	205,289
2.80%, 5/18/2023	535,000	540,880
2.90%, 3/7/2024	115,000	116,624
3.40%, 3/7/2029	250,000	256,970
3.60%, 9/15/2042	50,000	48,887
3.88%, 1/15/2021	206,000	210,307
3.90%, 3/7/2039	250,000	257,625
4.00%, 3/7/2049	165,000	171,714
4.15%, 5/18/2043	404,000	429,662
6.50%, 12/1/2033	150,000	201,676
Mylan NV:
3.75%, 12/15/2020	50,000	50,472
3.95%, 6/15/2026	267,000	255,458
5.25%, 6/15/2046	347,000	314,503
Mylan, Inc.:
4.55%, 4/15/2028	110,000	107,306
5.20%, 4/15/2048	500,000	451,490
5.40%, 11/29/2043 (b)	265,000	246,317
Novartis Capital Corp.:
2.40%, 5/17/2022	155,000	154,423
2.40%, 9/21/2022	319,000	317,437
3.00%, 11/20/2025	266,000	269,862
3.10%, 5/17/2027	240,000	242,117
3.40%, 5/6/2024	400,000	413,964
4.00%, 11/20/2045	150,000	156,097
4.40%, 5/6/2044	445,000	491,623
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	322,000	313,409
4.90%, 12/15/2044	525,000	439,777
Pfizer, Inc.:
Security Description	Principal Amount	Value
1.95%, 6/3/2021	$135,000	$133,299
2.75%, 6/3/2026	259,000	255,340
2.80%, 3/11/2022	65,000	65,601
2.95%, 3/15/2024	200,000	202,722
3.00%, 9/15/2021	110,000	111,509
3.00%, 6/15/2023	500,000	509,595
3.00%, 12/15/2026	107,000	107,192
3.20%, 9/15/2023	200,000	204,736
3.40%, 5/15/2024	311,000	322,277
3.45%, 3/15/2029	350,000	359,670
3.60%, 9/15/2028 (b)	300,000	312,309
3.90%, 3/15/2039 (b)	100,000	102,725
4.00%, 12/15/2036	165,000	171,164
4.00%, 3/15/2049	250,000	258,977
4.10%, 9/15/2038	450,000	472,536
4.13%, 12/15/2046	155,000	163,209
4.20%, 9/15/2048	125,000	133,291
4.40%, 5/15/2044	51,000	55,288
7.20%, 3/15/2039	380,000	550,517
Pharmacia LLC 6.60%, 12/1/2028	280,000	353,016
Sanofi:
3.38%, 6/19/2023	200,000	205,396
3.63%, 6/19/2028	200,000	207,404
4.00%, 3/29/2021	175,000	179,699
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	300,000	296,226
2.88%, 9/23/2023	474,000	467,772
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023 (f)	200,000	209,868
5.00%, 11/26/2028 (f)	250,000	271,220
Wyeth LLC:
5.95%, 4/1/2037	517,000	656,026
6.45%, 2/1/2024	270,000	315,228
Zoetis, Inc.:
3.00%, 9/12/2027	135,000	129,699
3.25%, 8/20/2021	25,000	25,185
3.25%, 2/1/2023	54,000	54,534
3.45%, 11/13/2020	100,000	100,928
3.90%, 8/20/2028	110,000	112,682
4.45%, 8/20/2048	50,000	51,536
4.50%, 11/13/2025	493,000	522,679
4.70%, 2/1/2043	175,000	186,359
		50,112,039
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	175,000	176,907
4.25%, 12/1/2027	135,000	135,802
5.25%, 1/15/2025	203,000	210,491
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	360,000	353,567
4.45%, 7/15/2027	78,000	76,166
5.95%, 6/1/2026	85,000	90,230

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Buckeye Partners L.P.:
3.95%, 12/1/2026	$340,000	$323,422
4.13%, 12/1/2027	100,000	95,166
4.15%, 7/1/2023	105,000	107,216
4.88%, 2/1/2021	278,000	284,522
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	199,000	207,374
5.80%, 6/1/2045	50,000	56,239
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	99,865
4.40%, 3/15/2027	203,000	198,096
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	140,000	142,925
5.88%, 10/15/2025	365,000	412,698
Series B, 7.50%, 4/15/2038	115,000	154,680
Enbridge, Inc.:
3.70%, 7/15/2027 (b)	415,000	414,888
4.25%, 12/1/2026	225,000	234,270
5.50%, 12/1/2046 (b)	106,000	126,570
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	60,000	60,499
4.05%, 3/15/2025	503,000	510,168
4.20%, 4/15/2027	110,000	110,256
4.50%, 4/15/2024 (b)	70,000	73,195
4.75%, 1/15/2026	650,000	678,626
5.15%, 3/15/2045	341,000	327,691
5.30%, 4/15/2047	260,000	255,960
6.05%, 6/1/2041	300,000	319,191
6.13%, 12/15/2045	372,000	400,997
6.50%, 2/1/2042	128,000	143,515
7.50%, 7/1/2038	257,000	312,728
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.88%, 3/1/2022	234,000	249,886
Enterprise Products Operating LLC:
2.80%, 2/15/2021	414,000	414,257
2.85%, 4/15/2021	70,000	70,048
3.35%, 3/15/2023	192,000	194,782
3.50%, 2/1/2022	100,000	101,888
3.70%, 2/15/2026	257,000	263,538
3.75%, 2/15/2025	344,000	355,091
3.95%, 2/15/2027	240,000	247,990
4.05%, 2/15/2022	156,000	161,022
4.25%, 2/15/2048	51,000	49,746
4.45%, 2/15/2043	400,000	404,956
4.90%, 5/15/2046	480,000	515,016
4.95%, 10/15/2054	364,000	381,658
5.70%, 2/15/2042	50,000	58,097
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	155,000	137,369
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	808,000	742,730
Security Description	Principal Amount	Value
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	$400,000	$369,412
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	65,000	60,361
Series 30Y, 6.50%, 7/15/2048	150,000	151,266
EQT Midstream Partners L.P.:
Series 10Y, 5.50%, 7/15/2028	245,000	247,533
Series 5Y, 4.75%, 7/15/2023	100,000	101,964
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	200,000	201,838
4.25%, 9/1/2024	250,000	260,765
5.00%, 3/1/2043	200,000	200,390
5.50%, 3/1/2044	475,000	508,122
5.63%, 9/1/2041	50,000	53,409
5.80%, 3/1/2021	300,000	315,486
5.80%, 3/15/2035	350,000	384,902
6.50%, 9/1/2039	244,000	285,360
Kinder Morgan, Inc.:
3.15%, 1/15/2023	352,000	352,715
4.30%, 6/1/2025	201,000	209,754
4.30%, 3/1/2028	155,000	160,200
5.20%, 3/1/2048	102,000	107,583
5.55%, 6/1/2045	1,255,000	1,370,360
6.50%, 9/15/2020	150,000	157,509
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	143,000	138,308
4.25%, 2/1/2021	169,000	173,164
4.85%, 2/1/2049	200,000	212,792
5.00%, 3/1/2026	50,000	54,281
MPLX L.P.:
4.00%, 2/15/2025	200,000	203,356
4.00%, 3/15/2028	146,000	145,088
4.13%, 3/1/2027	271,000	272,948
4.50%, 4/15/2038	185,000	175,735
4.70%, 4/15/2048	80,000	76,402
4.88%, 12/1/2024	1,123,000	1,199,038
4.90%, 4/15/2058	25,000	23,506
5.20%, 3/1/2047	240,000	244,157
ONEOK Partners L.P. 6.13%, 2/1/2041	300,000	334,044
ONEOK, Inc.:
4.00%, 7/13/2027	295,000	295,959
4.25%, 2/1/2022	256,000	263,460
4.35%, 3/15/2029	150,000	152,874
4.55%, 7/15/2028	426,000	440,714
5.20%, 7/15/2048 (b)	200,000	205,216
7.50%, 9/1/2023	100,000	115,802
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	49,097
4.90%, 10/1/2046	50,000	50,849
3.75%, 3/1/2028	230,000	226,536
Plains All American Pipeline L.P./PAA Finance Corp.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 1/31/2023	$500,000	$488,775
3.65%, 6/1/2022	245,000	246,771
4.30%, 1/31/2043	175,000	151,884
4.50%, 12/15/2026	225,000	230,791
4.65%, 10/15/2025	261,000	272,019
5.15%, 6/1/2042	135,000	129,715
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	220,000	221,718
5.00%, 3/15/2027	175,000	185,601
5.63%, 4/15/2023	150,000	162,773
5.63%, 3/1/2025	350,000	384,737
5.75%, 5/15/2024	426,000	469,397
5.88%, 6/30/2026	191,000	212,407
6.25%, 3/15/2022	39,000	42,147
Spectra Energy Partners L.P. 3.38%, 10/15/2026	381,000	374,127
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	230,000	229,041
4.00%, 10/1/2027	250,000	247,135
4.25%, 4/1/2024	63,000	64,899
4.40%, 4/1/2021 (b)	50,000	51,282
4.65%, 2/15/2022	125,000	130,035
5.30%, 4/1/2044	200,000	194,954
5.35%, 5/15/2045	257,000	250,292
5.40%, 10/1/2047	550,000	549,202
5.95%, 12/1/2025	200,000	222,322
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	39,452
4.38%, 3/13/2025	75,000	76,872
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	248,360
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	678,000	670,372
4.63%, 3/1/2034	470,000	495,653
4.88%, 1/15/2026	214,000	231,257
6.10%, 6/1/2040 (b)	275,000	324,937
6.20%, 10/15/2037	300,000	357,087
7.25%, 8/15/2038	25,000	32,574
7.63%, 1/15/2039	638,000	868,401
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	210,000	214,034
4.60%, 3/15/2048	150,000	152,610
Valero Energy Partners L.P. 4.38%, 12/15/2026	158,000	163,653
Western Gas Partners L.P.:
4.75%, 8/15/2028	160,000	162,371
5.38%, 6/1/2021	106,000	109,909
5.45%, 4/1/2044	250,000	238,137
Western Midstream Operating L.P.:
4.00%, 7/1/2022	200,000	202,900
4.50%, 3/1/2028	40,000	39,788
4.65%, 7/1/2026	50,000	50,525
5.30%, 3/1/2048	100,000	94,705
Security Description	Principal Amount	Value
5.50%, 8/15/2048	$60,000	$58,464
Williams Cos., Inc.:
3.35%, 8/15/2022	502,000	505,604
3.60%, 3/15/2022	282,000	286,236
3.70%, 1/15/2023	65,000	66,110
3.75%, 6/15/2027 (b)	303,000	300,867
3.90%, 1/15/2025	69,000	70,430
4.00%, 11/15/2021	75,000	76,924
4.00%, 9/15/2025	205,000	210,881
4.30%, 3/4/2024	323,000	335,981
4.55%, 6/24/2024	245,000	257,836
4.85%, 3/1/2048	115,000	114,841
4.90%, 1/15/2045	120,000	119,693
5.10%, 9/15/2045	377,000	387,401
5.75%, 6/24/2044	95,000	104,153
6.30%, 4/15/2040	42,000	49,088
7.88%, 9/1/2021	370,000	409,242
		35,633,621
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	229,000	241,959
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	158,000	157,496
3.80%, 4/15/2026	200,000	202,958
3.95%, 1/15/2027	50,000	50,494
4.00%, 1/15/2024	200,000	206,790
4.30%, 1/15/2026	50,000	51,835
4.50%, 7/30/2029	65,000	68,311
4.70%, 7/1/2030	135,000	144,384
4.85%, 4/15/2049	120,000	125,779
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	100,000	100,348
4.13%, 7/1/2024	50,000	51,125
American Tower Corp.:
2.25%, 1/15/2022	100,000	98,367
2.80%, 6/1/2020	204,000	203,855
3.13%, 1/15/2027	90,000	86,329
3.38%, 5/15/2024	300,000	302,259
3.50%, 1/31/2023	110,000	111,562
3.60%, 1/15/2028	210,000	206,888
3.95%, 3/15/2029	300,000	301,515
4.00%, 6/1/2025	346,000	355,629
4.70%, 3/15/2022	179,000	187,406
5.00%, 2/15/2024	234,000	252,303
5.90%, 11/1/2021	100,000	107,368
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	49,051
Series GMTN, 3.45%, 6/1/2025	100,000	101,758

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 11/15/2024	$100,000	$102,362
Series MTN, 3.20%, 1/15/2028	235,000	232,561
Series MTN, 3.35%, 5/15/2027	50,000	50,483
Series MTN, 4.15%, 7/1/2047	100,000	102,474
Series MTN, 4.35%, 4/15/2048	200,000	211,954
Boston Properties L.P.:
2.75%, 10/1/2026	179,000	169,671
3.65%, 2/1/2026	127,000	127,770
4.13%, 5/15/2021	200,000	204,746
4.50%, 12/1/2028	350,000	371,745
5.63%, 11/15/2020	195,000	202,498
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	98,716
3.85%, 2/1/2025	250,000	248,460
3.90%, 3/15/2027	100,000	98,251
4.13%, 6/15/2026	70,000	70,140
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	47,732
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	59,507
5.00%, 7/1/2025	345,000	358,717
Crown Castle International Corp.:
3.20%, 9/1/2024	225,000	223,164
3.40%, 2/15/2021	250,000	252,073
3.65%, 9/1/2027	211,000	207,702
3.70%, 6/15/2026	196,000	195,722
3.80%, 2/15/2028	558,000	554,658
4.00%, 3/1/2027	103,000	104,832
4.30%, 2/15/2029	104,000	107,116
4.45%, 2/15/2026	350,000	366,184
4.75%, 5/15/2047	183,000	180,795
5.25%, 1/15/2023	160,000	171,683
CubeSmart L.P.:
4.38%, 12/15/2023	65,000	67,637
4.38%, 2/15/2029	218,000	223,171
Digital Realty Trust L.P.:
2.75%, 2/1/2023	150,000	146,637
3.40%, 10/1/2020	200,000	201,482
3.63%, 10/1/2022	100,000	101,188
3.70%, 8/15/2027	130,000	128,476
4.45%, 7/15/2028	300,000	313,332
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	29,549
3.38%, 12/15/2027	1,005,000	990,005
3.75%, 12/1/2024	125,000	127,526
EPR Properties:
4.50%, 6/1/2027	143,000	144,051
5.75%, 8/15/2022	100,000	106,182
ERP Operating L.P.:
Security Description	Principal Amount	Value
2.85%, 11/1/2026	$130,000	$126,525
3.00%, 4/15/2023	104,000	104,654
3.38%, 6/1/2025	100,000	101,392
3.50%, 3/1/2028	150,000	152,205
4.00%, 8/1/2047	100,000	99,925
4.50%, 7/1/2044	200,000	215,400
4.50%, 6/1/2045	110,000	118,680
4.75%, 7/15/2020	124,000	126,593
Essex Portfolio L.P.:
3.63%, 5/1/2027	100,000	99,643
3.88%, 5/1/2024	75,000	76,823
4.00%, 3/1/2029	150,000	153,522
4.50%, 3/15/2048	330,000	335,534
Federal Realty Investment Trust:
3.25%, 7/15/2027	158,000	155,717
4.50%, 12/1/2044	160,000	168,203
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	145,000	147,079
4.88%, 11/1/2020	250,000	254,650
HCP, Inc.:
3.88%, 8/15/2024	201,000	205,888
4.00%, 6/1/2025	150,000	153,914
4.20%, 3/1/2024	70,000	72,423
4.25%, 11/15/2023	250,000	260,175
6.75%, 2/1/2041	250,000	318,297
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	247,000	239,570
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	220,000	217,235
3.38%, 7/15/2021	250,000	250,650
3.50%, 8/1/2026	40,000	38,952
Highwoods Realty L.P.:
3.88%, 3/1/2027	260,000	258,869
4.13%, 3/15/2028	345,000	348,709
4.20%, 4/15/2029	100,000	101,325
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	150,843
4.38%, 2/15/2030	300,000	276,630
4.50%, 6/15/2023	100,000	101,732
5.00%, 8/15/2022	137,000	141,751
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	300,000	313,188
Series E, 4.00%, 6/15/2025	96,000	95,636
Hudson Pacific Properties L.P. 4.65%, 4/1/2029	100,000	101,810
Kilroy Realty L.P.:
3.45%, 12/15/2024	100,000	99,099
4.75%, 12/15/2028	100,000	106,356
Kimco Realty Corp.:
3.20%, 5/1/2021	200,000	200,436
3.80%, 4/1/2027	108,000	108,449
4.45%, 9/1/2047	210,000	207,207
Liberty Property L.P.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 10/1/2026	$50,000	$48,498
4.13%, 6/15/2022	100,000	103,025
4.38%, 2/1/2029	220,000	229,251
4.40%, 2/15/2024	63,000	66,070
Life Storage L.P.:
3.50%, 7/1/2026	50,000	48,160
3.88%, 12/15/2027	158,000	154,816
Mid-America Apartments L.P.:
3.60%, 6/1/2027	108,000	107,311
3.75%, 6/15/2024	100,000	101,685
3.95%, 3/15/2029	250,000	253,962
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	50,262
3.60%, 12/15/2026	270,000	268,188
3.80%, 10/15/2022	200,000	203,872
4.00%, 11/15/2025	65,000	66,496
Office Properties Income Trust 4.25%, 5/15/2024	490,000	467,107
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	50,695
4.50%, 4/1/2027	158,000	158,416
4.75%, 1/15/2028 (b)	237,000	241,669
5.25%, 1/15/2026	250,000	260,570
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	144,396
4.30%, 3/15/2027	58,000	57,720
Prologis L.P.:
3.88%, 9/15/2028 (b)	100,000	105,485
4.38%, 9/15/2048	75,000	81,460
Public Storage 3.09%, 9/15/2027	88,000	86,061
Rayonier, Inc. 3.75%, 4/1/2022	170,000	170,556
Realty Income Corp.:
3.25%, 10/15/2022	147,000	149,443
3.65%, 1/15/2028	150,000	152,021
3.88%, 7/15/2024	60,000	62,174
3.88%, 4/15/2025	50,000	51,736
4.13%, 10/15/2026	125,000	130,991
4.65%, 3/15/2047	215,000	234,230
Regency Centers L.P.:
3.60%, 2/1/2027	240,000	237,881
4.13%, 3/15/2028	100,000	102,473
4.40%, 2/1/2047	135,000	135,783
4.65%, 3/15/2049	60,000	62,441
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	100,000	101,316
Select Income REIT 4.50%, 2/1/2025	200,000	192,386
Simon Property Group L.P.:
2.35%, 1/30/2022 (b)	252,000	250,080
2.50%, 9/1/2020	126,000	125,819
2.63%, 6/15/2022	227,000	226,294
2.75%, 6/1/2023	150,000	149,832
Security Description	Principal Amount	Value
3.38%, 10/1/2024	$740,000	$755,229
3.38%, 6/15/2027	100,000	100,636
3.38%, 12/1/2027	113,000	113,574
3.50%, 9/1/2025	50,000	51,018
4.13%, 12/1/2021	401,000	415,296
SITE Centers Corp. 4.70%, 6/1/2027	135,000	139,305
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	34,840
STORE Capital Corp.:
4.50%, 3/15/2028	100,000	100,813
4.63%, 3/15/2029	100,000	101,435
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	319,000	305,497
Series MTN, 4.00%, 10/1/2025	100,000	102,520
Ventas Realty L.P.:
3.25%, 10/15/2026	219,000	212,283
3.85%, 4/1/2027	375,000	376,102
4.00%, 3/1/2028	100,000	101,169
4.13%, 1/15/2026	63,000	64,610
4.40%, 1/15/2029	110,000	114,492
4.88%, 4/15/2049	100,000	104,476
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	263,000	262,340
VEREIT Operating Partnership L.P.:
4.13%, 6/1/2021	25,000	25,306
4.60%, 2/6/2024	214,000	220,187
Vornado Realty L.P. 5.00%, 1/15/2022	257,000	271,171
Weingarten Realty Investors 3.50%, 4/15/2023	100,000	100,405
Welltower, Inc.:
3.63%, 3/15/2024	540,000	549,515
4.13%, 3/15/2029	100,000	101,854
4.25%, 4/15/2028	530,000	546,515
4.95%, 9/1/2048	50,000	53,066
Weyerhaeuser Co.:
3.25%, 3/15/2023	135,000	135,136
4.00%, 11/15/2029 (b)	450,000	463,126
4.63%, 9/15/2023	150,000	158,270
WP Carey, Inc. 4.25%, 10/1/2026	275,000	278,470
		30,279,738
RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	73,380
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,005
3.80%, 11/15/2027	218,000	202,866
4.50%, 10/1/2025	270,000	270,740
AutoZone, Inc.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 4/21/2026	$25,000	$24,339
3.70%, 4/15/2022	445,000	453,824
3.75%, 6/1/2027	100,000	101,027
Best Buy Co., Inc. 4.45%, 10/1/2028	200,000	201,932
Costco Wholesale Corp.:
2.30%, 5/18/2022	394,000	391,699
2.75%, 5/18/2024	100,000	100,655
Darden Restaurants, Inc. 3.85%, 5/1/2027	143,000	141,617
Dollar General Corp. 3.88%, 4/15/2027	108,000	109,258
Dollar Tree, Inc.:
3.70%, 5/15/2023	315,000	319,347
4.00%, 5/15/2025	250,000	252,935
4.20%, 5/15/2028	115,000	114,458
Home Depot, Inc.:
2.13%, 9/15/2026	475,000	448,614
2.63%, 6/1/2022	408,000	410,489
2.70%, 4/1/2023	316,000	317,542
2.80%, 9/14/2027	353,000	347,507
3.00%, 4/1/2026	80,000	80,334
3.25%, 3/1/2022	130,000	132,921
3.35%, 9/15/2025	656,000	675,798
3.50%, 9/15/2056	110,000	100,986
4.20%, 4/1/2043	345,000	360,794
4.25%, 4/1/2046	435,000	460,252
4.40%, 4/1/2021	310,000	320,242
4.40%, 3/15/2045	65,000	69,905
4.88%, 2/15/2044	50,000	57,401
5.88%, 12/16/2036	514,000	647,599
5.95%, 4/1/2041	150,000	192,312
Kohl's Corp.:
4.25%, 7/17/2025 (b)	230,000	235,812
5.55%, 7/17/2045	150,000	146,036
Lowe's Cos., Inc.:
2.50%, 4/15/2026	495,000	467,047
3.10%, 5/3/2027	510,000	495,271
3.70%, 4/15/2046	250,000	221,535
4.05%, 5/3/2047	300,000	282,060
4.38%, 9/15/2045	210,000	205,025
4.65%, 4/15/2042	120,000	121,829
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	484,000	468,493
3.45%, 1/15/2021	53,000	53,078
4.38%, 9/1/2023	115,000	115,913
4.50%, 12/15/2034	20,000	17,384
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	314,000	312,753
Series MTN, 2.63%, 1/15/2022	301,000	300,534
Series MTN, 2.75%, 12/9/2020	315,000	315,542
Series MTN, 3.35%, 4/1/2023	180,000	183,627
Security Description	Principal Amount	Value
Series MTN, 3.38%, 5/26/2025	$115,000	$116,799
Series MTN, 3.50%, 3/1/2027	264,000	267,728
Series MTN, 3.70%, 1/30/2026	278,000	287,038
Series MTN, 4.45%, 3/1/2047	300,000	306,129
Series MTN, 4.45%, 9/1/2048	50,000	51,329
Series MTN, 4.70%, 12/9/2035	220,000	235,957
Series MTN, 4.88%, 12/9/2045	60,000	64,830
Series MTN, 6.30%, 10/15/2037	100,000	123,880
Series MTN, 6.30%, 3/1/2038	325,000	403,182
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	102,136
4.00%, 3/15/2027 (b)	310,000	305,059
5.00%, 1/15/2044	100,000	90,341
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	99,861
3.60%, 9/1/2027	108,000	107,127
4.63%, 9/15/2021	310,000	322,698
QVC, Inc.:
4.45%, 2/15/2025	165,000	164,823
5.13%, 7/2/2022	125,000	130,964
5.45%, 8/15/2034	245,000	238,299
Starbucks Corp.:
2.10%, 2/4/2021	160,000	158,485
2.20%, 11/22/2020	120,000	119,231
2.45%, 6/15/2026	100,000	94,619
2.70%, 6/15/2022	64,000	64,045
3.10%, 3/1/2023	100,000	100,936
3.50%, 3/1/2028 (b)	100,000	100,811
3.75%, 12/1/2047	300,000	270,702
3.80%, 8/15/2025	176,000	181,352
4.00%, 11/15/2028 (b)	150,000	156,689
4.30%, 6/15/2045	35,000	34,467
4.50%, 11/15/2048	485,000	494,933
Tapestry, Inc. 4.13%, 7/15/2027	807,000	769,854
Target Corp.:
2.50%, 4/15/2026	336,000	326,965
2.90%, 1/15/2022	307,000	311,123
3.38%, 4/15/2029	200,000	203,114
3.63%, 4/15/2046	393,000	371,770
4.00%, 7/1/2042	270,000	272,697
6.50%, 10/15/2037	330,000	437,943
TJX Cos., Inc. 2.50%, 5/15/2023	130,000	129,789
Walgreen Co.:
3.10%, 9/15/2022	220,000	221,043
4.40%, 9/15/2042	112,000	102,199
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	100,000	101,087
3.45%, 6/1/2026	223,000	218,212
3.80%, 11/18/2024	437,000	445,023

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 6/1/2046	$120,000	$113,297
4.80%, 11/18/2044	355,000	339,458
Walmart, Inc.:
2.35%, 12/15/2022	678,000	673,844
2.55%, 4/11/2023	278,000	277,594
2.65%, 12/15/2024	1,026,000	1,023,322
2.85%, 6/23/2020	400,000	401,708
3.13%, 6/23/2021	375,000	380,134
3.25%, 10/25/2020	250,000	253,095
3.40%, 6/26/2023	1,050,000	1,082,099
3.55%, 6/26/2025	212,000	220,204
3.63%, 12/15/2047	255,000	251,989
3.95%, 6/28/2038	105,000	110,250
4.30%, 4/22/2044	421,000	458,216
5.88%, 4/5/2027	140,000	167,425
6.20%, 4/15/2038	100,000	134,049
6.50%, 8/15/2037	45,000	61,701
		26,401,371
SAVINGS & LOANS — 0.0% (a)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	200,000	221,042
SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.95%, 1/12/2021	300,000	300,690
3.50%, 12/5/2026	654,000	648,951
5.30%, 12/15/2045	50,000	55,707
Applied Materials, Inc.:
2.63%, 10/1/2020	50,000	49,939
3.90%, 10/1/2025	63,000	66,170
4.35%, 4/1/2047 (b)	53,000	55,656
5.10%, 10/1/2035	190,000	216,608
5.85%, 6/15/2041	610,000	755,869
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	217,000	213,686
2.65%, 1/15/2023	441,000	428,621
3.00%, 1/15/2022	370,000	368,535
3.13%, 1/15/2025	398,000	380,432
3.50%, 1/15/2028	207,000	190,926
3.63%, 1/15/2024	238,000	237,403
3.88%, 1/15/2027	983,000	939,168
Broadcom, Inc.:
3.13%, 4/15/2021 (f)	250,000	249,705
3.13%, 10/15/2022 (f)	65,000	64,703
3.63%, 10/15/2024 (f)	500,000	496,090
4.25%, 4/15/2026 (f)	500,000	496,305
4.75%, 4/15/2029 (f)	650,000	646,913
Intel Corp.:
1.70%, 5/19/2021	590,000	580,053
2.45%, 7/29/2020	93,000	92,916
2.60%, 5/19/2026	115,000	112,528
2.70%, 12/15/2022	523,000	525,777
2.88%, 5/11/2024	366,000	368,518
Security Description	Principal Amount	Value
3.15%, 5/11/2027	$100,000	$101,144
3.30%, 10/1/2021	300,000	305,511
3.70%, 7/29/2025	406,000	424,745
3.73%, 12/8/2047	326,000	327,998
4.00%, 12/15/2032	86,000	94,043
4.10%, 5/11/2047	169,000	178,861
KLA-Tencor Corp.:
4.10%, 3/15/2029	125,000	127,870
4.13%, 11/1/2021	89,000	91,354
5.00%, 3/15/2049	160,000	170,038
Lam Research Corp.:
2.80%, 6/15/2021	50,000	49,947
3.75%, 3/15/2026	200,000	203,602
4.00%, 3/15/2029	145,000	147,922
4.88%, 3/15/2049	100,000	105,605
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	325,000	331,373
4.88%, 6/22/2028 (b)	50,000	51,655
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	100,000	96,453
Micron Technology, Inc.:
4.64%, 2/6/2024	430,000	441,193
4.98%, 2/6/2026	100,000	101,732
5.33%, 2/6/2029	300,000	307,785
5.50%, 2/1/2025	196,000	201,998
NVIDIA Corp.:
2.20%, 9/16/2021	233,000	229,745
3.20%, 9/16/2026	100,000	99,535
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (f)	100,000	105,420
5.35%, 3/1/2026 (f)	100,000	107,311
5.55%, 12/1/2028 (f)	65,000	70,276
QUALCOMM, Inc.:
2.60%, 1/30/2023	118,000	116,518
2.90%, 5/20/2024	214,000	210,660
3.00%, 5/20/2022	563,000	567,307
3.25%, 5/20/2027	450,000	439,569
3.45%, 5/20/2025	200,000	201,444
4.30%, 5/20/2047	173,000	164,805
4.65%, 5/20/2035	265,000	272,823
4.80%, 5/20/2045	236,000	240,014
Texas Instruments, Inc.:
3.88%, 3/15/2039	415,000	431,695
4.15%, 5/15/2048	250,000	268,800
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	49,592
3.00%, 3/15/2021	100,000	100,198
		16,078,410
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	154,571
SOFTWARE — 0.7%
Activision Blizzard, Inc.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 9/15/2021	$60,000	$59,176
2.60%, 6/15/2022	197,000	194,961
3.40%, 9/15/2026	164,000	161,471
3.40%, 6/15/2027	65,000	63,394
4.50%, 6/15/2047	30,000	28,274
Adobe, Inc. 3.25%, 2/1/2025	115,000	117,616
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	100,194
3.50%, 6/15/2027	333,000	324,122
4.38%, 6/15/2025	225,000	233,309
CA, Inc.:
3.60%, 8/15/2022	220,000	221,364
4.70%, 3/15/2027	180,000	178,988
Citrix Systems, Inc. 4.50%, 12/1/2027	544,000	536,253
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	50,806
4.80%, 3/1/2026	150,000	160,734
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	393,000	376,722
3.50%, 4/15/2023	209,000	212,189
3.63%, 10/15/2020	49,000	49,477
4.50%, 10/15/2022	33,000	34,433
4.50%, 8/15/2046	200,000	189,072
5.00%, 10/15/2025	426,000	459,590
Fiserv, Inc.:
3.80%, 10/1/2023	100,000	102,492
3.85%, 6/1/2025	247,000	253,306
Microsoft Corp.:
1.55%, 8/8/2021	586,000	573,969
2.00%, 11/3/2020	598,000	593,946
2.00%, 8/8/2023	238,000	232,902
2.13%, 11/15/2022	166,000	164,084
2.38%, 2/12/2022	400,000	399,512
2.38%, 5/1/2023	375,000	373,163
2.40%, 2/6/2022	395,000	394,502
2.40%, 8/8/2026	478,000	463,827
2.65%, 11/3/2022	374,000	376,401
2.70%, 2/12/2025	372,000	372,175
2.88%, 2/6/2024	335,000	338,528
3.00%, 10/1/2020	444,000	447,778
3.13%, 11/3/2025	864,000	884,218
3.30%, 2/6/2027	626,000	642,220
3.45%, 8/8/2036	710,000	714,601
3.50%, 2/12/2035	286,000	290,173
3.50%, 11/15/2042	158,000	156,862
3.63%, 12/15/2023	224,000	234,291
3.70%, 8/8/2046	249,000	254,906
3.75%, 2/12/2045	214,000	219,622
3.95%, 8/8/2056	285,000	296,987
4.00%, 2/12/2055	302,000	316,113
4.10%, 2/6/2037	464,000	504,595
4.20%, 11/3/2035	162,000	177,526
Security Description	Principal Amount	Value
4.45%, 11/3/2045	$192,000	$217,776
4.50%, 2/6/2057	301,000	344,886
4.75%, 11/3/2055	265,000	318,758
Series 30Y, 4.25%, 2/6/2047	305,000	340,450
Oracle Corp.:
1.90%, 9/15/2021	418,000	411,136
2.40%, 9/15/2023	485,000	476,479
2.50%, 5/15/2022	203,000	202,141
2.50%, 10/15/2022	237,000	235,841
2.63%, 2/15/2023	380,000	379,324
2.65%, 7/15/2026	983,000	950,994
2.95%, 11/15/2024	465,000	466,232
2.95%, 5/15/2025	420,000	418,841
3.25%, 11/15/2027	676,000	679,427
3.40%, 7/8/2024	433,000	443,215
3.80%, 11/15/2037	554,000	554,903
3.85%, 7/15/2036	521,000	524,783
3.90%, 5/15/2035	293,000	298,784
4.00%, 7/15/2046	668,000	671,360
4.00%, 11/15/2047	531,000	534,494
4.13%, 5/15/2045	219,000	223,490
4.30%, 7/8/2034	189,000	202,742
4.38%, 5/15/2055	234,000	246,580
4.50%, 7/8/2044	200,000	215,334
5.38%, 7/15/2040	5,000	5,967
6.13%, 7/8/2039	173,000	222,089
salesforce.com, Inc.:
3.25%, 4/11/2023	75,000	76,795
3.70%, 4/11/2028	75,000	78,561
VMware, Inc.:
2.30%, 8/21/2020	110,000	108,980
2.95%, 8/21/2022	368,000	364,868
3.90%, 8/21/2027	179,000	172,164
		23,918,238
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	466,000	468,945
4.38%, 7/16/2042	175,000	182,632
6.13%, 11/15/2037	200,000	246,932
AT&T, Inc.:
2.45%, 6/30/2020	321,000	319,713
3.00%, 6/30/2022	1,257,000	1,259,338
3.40%, 5/15/2025	291,000	288,643
3.80%, 3/1/2024	116,000	118,756
3.88%, 8/15/2021	200,000	204,946
3.95%, 1/15/2025	128,000	130,624
4.10%, 2/15/2028	1,779,000	1,796,523
4.13%, 2/17/2026	353,000	360,762
4.25%, 3/1/2027	415,000	426,276
4.30%, 2/15/2030	894,000	904,496
4.30%, 12/15/2042	232,000	213,493
4.35%, 3/1/2029	555,000	566,866
4.35%, 6/15/2045	823,000	758,090
4.45%, 4/1/2024	983,000	1,031,285

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/15/2035	$542,000	$532,943
4.50%, 3/9/2048	100,000	93,972
4.55%, 3/9/2049	317,000	299,289
4.75%, 5/15/2046	628,000	613,550
4.80%, 6/15/2044	447,000	436,576
4.85%, 3/1/2039	445,000	447,621
5.15%, 3/15/2042	161,000	164,355
5.25%, 3/1/2037	435,000	457,637
5.35%, 9/1/2040	262,000	275,076
5.45%, 3/1/2047	370,000	395,068
5.70%, 3/1/2057	260,000	281,687
6.00%, 8/15/2040	180,000	201,787
6.38%, 3/1/2041	179,000	209,582
Bell Canada, Inc. 4.46%, 4/1/2048	500,000	519,705
British Telecommunications PLC 9.63%, 12/15/2030	600,000	858,990
Cisco Systems, Inc.:
2.20%, 2/28/2021	310,000	307,585
2.45%, 6/15/2020	827,000	825,718
2.50%, 9/20/2026	200,000	194,714
2.60%, 2/28/2023	175,000	175,691
3.00%, 6/15/2022	146,000	148,270
3.50%, 6/15/2025	45,000	46,884
3.63%, 3/4/2024	178,000	186,722
5.90%, 2/15/2039	934,000	1,224,016
Corning, Inc. 4.25%, 8/15/2020	575,000	587,483
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	533,000	731,889
9.25%, 6/1/2032	350,000	510,737
Juniper Networks, Inc.:
3.30%, 6/15/2020	200,000	201,020
4.50%, 3/15/2024	140,000	145,802
Koninklijke KPN NV 8.38%, 10/1/2030	250,000	318,003
Motorola Solutions, Inc.:
3.75%, 5/15/2022	318,000	323,075
4.60%, 2/23/2028	700,000	706,041
Orange SA:
4.13%, 9/14/2021	445,000	460,263
9.00%, 3/1/2031	339,000	489,669
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	136,051
4.10%, 10/1/2023	226,000	236,525
4.30%, 2/15/2048	267,000	270,434
4.50%, 3/15/2043	183,000	191,026
5.00%, 3/15/2044	38,000	42,301
Telefonica Emisiones SA:
4.10%, 3/8/2027	150,000	152,255
4.57%, 4/27/2023	130,000	137,758
4.67%, 3/6/2038	153,000	146,793
4.90%, 3/6/2048	154,000	149,482
5.21%, 3/8/2047	462,000	467,544
5.52%, 3/1/2049	350,000	366,121
Security Description	Principal Amount	Value
7.05%, 6/20/2036	$399,000	$486,221
Telefonica Emisiones SAU 5.46%, 2/16/2021	210,000	219,658
TELUS Corp.:
2.80%, 2/16/2027	50,000	47,689
3.70%, 9/15/2027	100,000	101,214
4.60%, 11/16/2048	100,000	105,434
Verizon Communications, Inc.:
2.63%, 8/15/2026	418,000	400,026
2.95%, 3/15/2022	250,000	251,108
3.38%, 2/15/2025 (f)	85,000	86,156
3.38%, 2/15/2025	707,000	716,615
3.85%, 11/1/2042	353,000	333,084
3.88%, 2/8/2029	555,000	569,447
4.13%, 3/16/2027	558,000	584,315
4.13%, 8/15/2046	152,000	147,399
4.27%, 1/15/2036	305,000	308,553
4.33%, 9/21/2028	3,922,000	4,149,594
4.50%, 8/10/2033	1,160,000	1,225,006
4.52%, 9/15/2048	933,000	956,857
4.60%, 4/1/2021	100,000	103,737
4.81%, 3/15/2039	629,000	673,382
5.01%, 8/21/2054	405,000	432,994
5.15%, 9/15/2023	150,000	165,105
5.25%, 3/16/2037	1,077,000	1,213,176
5.50%, 3/16/2047	401,000	466,315
6.55%, 9/15/2043	546,000	704,509
Vodafone Group PLC:
2.95%, 2/19/2023	374,000	370,417
4.13%, 5/30/2025	75,000	76,496
4.38%, 5/30/2028	1,175,000	1,194,129
4.38%, 2/19/2043	264,000	237,040
5.00%, 5/30/2038	80,000	79,415
5.25%, 5/30/2048	690,000	688,654
6.15%, 2/27/2037	236,000	260,867
7.88%, 2/15/2030	172,000	218,514
		42,519,156
TEXTILES — 0.0% (a)
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	50,177
3.25%, 6/1/2022	470,000	476,439
3.70%, 4/1/2027	58,000	59,527
		586,143
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.15%, 5/15/2021	238,000	238,954
5.10%, 5/15/2044	230,000	221,626
		460,580
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	653,000	658,642

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 9/1/2022	$301,000	$304,762
3.25%, 6/15/2027 (b)	358,000	364,655
3.40%, 9/1/2024	100,000	103,087
3.45%, 9/15/2021	150,000	152,622
3.65%, 9/1/2025	150,000	155,782
3.90%, 8/1/2046	35,000	35,245
4.05%, 6/15/2048	75,000	77,158
4.15%, 4/1/2045	306,000	319,192
4.15%, 12/15/2048	30,000	31,513
4.38%, 9/1/2042	100,000	106,527
4.55%, 9/1/2044	430,000	471,400
4.70%, 9/1/2045	250,000	280,147
4.90%, 4/1/2044	330,000	377,477
4.95%, 9/15/2041	100,000	114,307
7.00%, 12/15/2025	51,000	62,937
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	49,168
2.85%, 12/15/2021	100,000	100,211
3.20%, 8/2/2046	200,000	186,052
3.65%, 2/3/2048	150,000	150,723
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	450,000	471,906
4.80%, 9/15/2035	166,000	182,231
4.80%, 8/1/2045	50,000	55,649
6.13%, 9/15/2115	71,000	87,377
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	100,000	103,514
CSX Corp.:
2.60%, 11/1/2026	150,000	142,256
3.25%, 6/1/2027	250,000	246,652
3.80%, 3/1/2028	200,000	205,132
3.80%, 11/1/2046	245,000	230,364
3.95%, 5/1/2050	75,000	70,888
4.25%, 3/15/2029	225,000	238,990
4.25%, 11/1/2066	210,000	194,968
4.50%, 3/15/2049	95,000	99,544
4.50%, 8/1/2054	150,000	152,912
4.65%, 3/1/2068	100,000	99,252
4.75%, 11/15/2048	600,000	648,666
6.00%, 10/1/2036	125,000	149,503
6.15%, 5/1/2037	135,000	164,693
FedEx Corp.:
2.63%, 8/1/2022	361,000	357,690
3.20%, 2/1/2025	100,000	100,272
3.25%, 4/1/2026	337,000	335,258
3.40%, 2/15/2028	100,000	98,842
4.05%, 2/15/2048	100,000	89,688
4.10%, 2/1/2045	311,000	280,799
4.40%, 1/15/2047	80,000	75,094
4.55%, 4/1/2046	260,000	250,297
4.75%, 11/15/2045	440,000	435,811
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	200,000	203,082
Kansas City Southern:
3.00%, 5/15/2023	230,000	230,262
Security Description	Principal Amount	Value
4.95%, 8/15/2045	$100,000	$107,543
Kirby Corp. 4.20%, 3/1/2028	200,000	199,992
Norfolk Southern Corp.:
2.90%, 2/15/2023	154,000	154,128
2.90%, 6/15/2026	860,000	843,032
3.15%, 6/1/2027	408,000	403,112
4.15%, 2/28/2048	100,000	101,280
4.45%, 6/15/2045	241,000	251,469
4.65%, 1/15/2046	249,000	267,605
4.84%, 10/1/2041	250,000	271,900
5.10%, 8/1/2118	60,000	62,851
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	185,000	182,292
Series MTN, 2.50%, 9/1/2022	65,000	63,644
Series MTN, 2.80%, 3/1/2022	60,000	59,687
Series MTN, 3.40%, 3/1/2023	100,000	100,739
Series MTN, 3.45%, 11/15/2021	25,000	25,276
Series MTN, 3.50%, 6/1/2021	50,000	50,554
Series MTN, 3.65%, 3/18/2024	100,000	102,138
Series MTN, 3.75%, 6/9/2023	150,000	153,527
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	49,793
2.95%, 3/1/2022	300,000	302,130
3.00%, 4/15/2027	238,000	233,792
3.15%, 3/1/2024	80,000	81,135
3.25%, 8/15/2025	145,000	146,741
3.35%, 8/15/2046	50,000	43,911
3.38%, 2/1/2035	90,000	84,147
3.50%, 6/8/2023	100,000	102,366
3.60%, 9/15/2037	40,000	38,007
3.65%, 2/15/2024	180,000	185,933
3.70%, 3/1/2029	125,000	128,369
3.75%, 7/15/2025	225,000	233,899
3.80%, 10/1/2051	294,000	275,875
3.95%, 9/10/2028	380,000	398,202
4.05%, 11/15/2045	185,000	181,468
4.05%, 3/1/2046	30,000	29,447
4.10%, 9/15/2067	270,000	249,774
4.16%, 7/15/2022	429,000	446,992
4.30%, 3/1/2049	75,000	77,362
4.38%, 9/10/2038	50,000	52,054
4.38%, 11/15/2065	280,000	269,872
4.50%, 9/10/2048	90,000	95,572
6.63%, 2/1/2029	100,000	124,344
United Parcel Service, Inc.:
2.05%, 4/1/2021	300,000	297,555
2.35%, 5/16/2022	50,000	49,650
2.40%, 11/15/2026	50,000	47,972
2.45%, 10/1/2022	151,000	150,777
2.50%, 4/1/2023	350,000	348,593
2.80%, 11/15/2024	193,000	194,185
3.05%, 11/15/2027	200,000	199,794

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 3/15/2029	$95,000	$96,876
3.40%, 11/15/2046	50,000	45,345
3.75%, 11/15/2047	450,000	430,537
4.25%, 3/15/2049	150,000	155,973
4.88%, 11/15/2040	20,000	22,376
6.20%, 1/15/2038 (b)	100,000	128,420
		19,503,206
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	125,000	119,041
3.85%, 3/30/2027	20,000	19,676
4.35%, 2/15/2024	150,000	155,069
4.70%, 4/1/2029	200,000	208,196
4.85%, 6/1/2021	100,000	103,337
		605,319
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	135,000	132,061
3.40%, 3/1/2025	170,000	173,198
3.75%, 9/1/2028	150,000	155,964
4.00%, 12/1/2046	40,000	40,251
4.20%, 9/1/2048 (b)	100,000	104,439
4.30%, 12/1/2042	185,000	193,934
6.59%, 10/15/2037	195,000	260,561
		1,060,408
TOTAL CORPORATE BONDS & NOTES (Cost $931,535,212)		943,617,179
ASSET-BACKED SECURITIES — 0.5%
ASSET-BACKED - OTHER — 0.0% (a)
Ally Master Owner Trust:
Series 2018-1, Class A2, 2.70%, 1/17/2023	150,000	149,867
Series 2018-2, Class A, 3.29%, 5/15/2023	500,000	506,104
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, 2.48%, 9/15/2024	300,000	297,973
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	575,000	570,749
		1,524,693
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	145,000	145,594
Americredit Automobile Receivables Trust:
Security Description	Principal Amount	Value
Series 2018-3, Class A3, 3.38%, 7/18/2023	$400,000	$404,940
Series 2018-1, Class C, 3.50%, 1/18/2024	225,000	228,034
Carmax Auto Owner Trust Series 2019-1, Class A3, 3.05%, 3/15/2024	1,500,000	1,512,194
Drive Auto Receivables Trust:
Series 2018-2, Class D, 4.14%, 8/15/2024	350,000	356,077
Series 2019-1, Class B, 3.41%, 6/15/2023	400,000	403,123
Ford Credit Auto Lease Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	160,001	161,054
Ford Credit Auto Owner Trust:
Series 2017-C, Class A3, 2.01%, 3/15/2022	325,000	323,065
Series 2019-A, Class A3, 2.78%, 9/15/2023	250,000	251,083
GM Financial Automobile Leasing Trust Series 2018-3, Class A3, 3.18%, 6/21/2021	150,000	150,994
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	283,505	285,719
Honda Auto Receivables Owner Trust:
Series 2018-1I, Class A3, 2.60%, 2/15/2022	225,000	225,131
Series 2018-4, Class A3, 3.16%, 1/17/2023	200,000	202,166
Series 2019-1, Class A3, 2.83%, 3/20/2023	500,000	502,805
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	200,000	200,317
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4, 1.46%, 12/15/2022	200,000	197,441
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	115,000	115,904
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	333,334	335,807
Santander Drive Auto Receivables Trust:
Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	115,234
Series 2018-4, Class C, 3.56%, 7/15/2024	300,000	303,028

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-1, Class C, 3.42%, 4/15/2025	$111,000	$111,836
Toyota Auto Receivables Owner Trust:
Series 2017-D, Class A3, 1.93%, 1/18/2022	250,000	248,139
Series 2018-A, Class A4, 2.52%, 5/15/2023	350,000	349,312
Series 2018-B, Class A3, 2.96%, 9/15/2022	500,000	503,330
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3, 3.02%, 11/21/2022	150,000	151,128
World Omni Auto Receivables Trust:
Series 2018-A, Class A3, 2.50%, 4/17/2023	270,000	269,557
Series 2018-D, Class A3, 3.33%, 4/15/2024	150,000	152,703
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	200,000	201,650
		8,407,365
CREDIT CARD — 0.3%
American Express Credit Account Master Trust:
Series 2017-6, Class A, 2.04%, 5/15/2023	500,000	496,456
Series 2018-4, Class A, 2.99%, 12/15/2023	250,000	252,322
Series 2018-8, Class A, 3.18%, 4/15/2024	137,000	139,090
Series 2019-1, Class A, 2.87%, 10/15/2024	281,000	283,464
BA Credit Card Trust:
Series 2018-A1, Class A1, 2.70%, 7/17/2023	300,000	300,730
Series 2018-A2, Class A2, 3.00%, 9/15/2023	500,000	504,582
Capital One Multi-Asset Execution Trust:
Series 2015-A2, Class A2, 2.08%, 3/15/2023	190,000	188,846
Series 2017-A6, Class A6, 2.29%, 7/15/2025	500,000	495,234
Series 2019-A1, Class A1, 2.84%, 12/16/2024	566,000	570,557
Chase Issuance Trust Series 2015-A4, Class A4, 1.84%, 4/15/2022	500,000	496,172
Citibank Credit Card Issuance Trust:
Series 2017-A8, Class A8, 1.86%, 8/8/2022	500,000	495,251
Security Description	Principal Amount	Value
Series 2017-A3, Class A3, 1.92%, 4/7/2022	$1,250,000	$1,241,328
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	323,970
Discover Card Execution Note Trust:
Series 2017-A6, Class A6, 1.88%, 2/15/2023	350,000	346,676
Series 2019-A1, Class A1, 3.04%, 7/15/2024	320,000	324,219
Series 2018-A5, Class A5, 3.32%, 3/15/2024	200,000	203,702
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/17/2025	200,000	201,297
Synchrony Credit Card Master Note Trust:
Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	198,189
Series 2017-2, Class A, 2.62%, 10/15/2025	1,500,000	1,495,600
Series 2018-2, Class A, 3.47%, 5/15/2026	250,000	257,085
World Financial Network Credit Card Master Trust Series 2017-C, Class A, 2.31%, 8/15/2024	500,000	496,478
		9,311,248
TOTAL ASSET-BACKED SECURITIES (Cost $19,118,095)		19,243,306
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.50%, 10/21/2020	380,000	374,539
2.63%, 01/31/2022	200,000	201,472
		576,011
CANADA — 0.4%
Canada Government International Bond:
2.00%, 11/15/2022	305,000	301,926
2.63%, 01/25/2022	460,000	464,664
Export Development Canada:
1.75%, 07/21/2020	794,000	787,283
2.50%, 01/24/2023	200,000	201,112
2.63%, 02/21/2024	500,000	506,170
2.75%, 03/15/2023	150,000	152,262
Hydro-Quebec:
Series HH, 8.50%, 12/01/2029	100,000	147,675
Series IO, 8.05%, 07/07/2024	15,000	18,835
Province of Alberta Canada:
2.20%, 07/26/2022	250,000	247,455

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 01/23/2024	$300,000	$305,142
3.30%, 03/15/2028	400,000	415,156
3.35%, 11/01/2023	400,000	413,468
Province of British Columbia Canada 2.25%, 6/2/2026	344,000	335,792
Province of Manitoba Canada 3.05%, 5/14/2024	670,000	684,981
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	158,369
Province of Ontario Canada:
1.88%, 05/21/2020	80,000	79,453
2.20%, 10/03/2022	200,000	197,940
2.25%, 05/18/2022	150,000	148,929
2.40%, 02/08/2022	100,000	99,791
2.50%, 04/27/2026	345,000	340,135
2.55%, 02/12/2021	3,750,000	3,755,100
3.05%, 01/29/2024	350,000	357,724
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	98,861
2.75%, 04/12/2027	350,000	350,259
3.50%, 07/29/2020	1,000,000	1,013,280
Series PD, 7.50%, 09/15/2029	405,000	571,779
Series QO, 2.88%, 10/16/2024	960,000	974,275
		13,127,816
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	700,000	693,259
3.13%, 03/27/2025	200,000	203,238
3.13%, 01/21/2026	700,000	710,535
3.25%, 09/14/2021	200,000	203,398
3.86%, 06/21/2047	350,000	356,818
		2,167,248
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	343,053
4.00%, 02/26/2024	675,000	695,830
4.38%, 07/12/2021	1,050,000	1,081,290
4.50%, 03/15/2029	200,000	211,442
5.00%, 06/15/2045	886,000	930,495
5.20%, 05/15/2049	200,000	215,014
5.63%, 02/26/2044	300,000	339,150
6.13%, 01/18/2041	400,000	472,560
		4,288,834
FREE OF TAX — 0.0% (a)
European Investment Bank 2.88%, 12/15/2021	261,000	264,748
Security Description	Principal Amount	Value
International Finance Corp. Series GMTN, 2.00%, 10/24/2022	$200,000	$197,832
		462,580
GERMANY — 0.5%
FMS Wertmanagement:
1.38%, 06/08/2021	350,000	342,321
2.75%, 03/06/2023	300,000	304,350
2.75%, 01/30/2024	500,000	508,565
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,225,000	744,163
0.00%, 06/29/2037	150,000	88,079
1.50%, 04/20/2020	1,245,000	1,232,463
1.50%, 06/15/2021 (b)	650,000	637,923
1.63%, 05/29/2020	700,000	693,462
1.63%, 03/15/2021	1,000,000	985,710
1.75%, 09/15/2021	200,000	197,208
1.88%, 06/30/2020	683,000	678,335
2.00%, 11/30/2021	200,000	198,292
2.00%, 09/29/2022	290,000	286,781
2.00%, 10/04/2022	125,000	123,599
2.00%, 05/02/2025	1,745,000	1,705,022
2.13%, 03/07/2022	800,000	795,544
2.13%, 01/17/2023	735,000	729,340
2.38%, 08/25/2021	1,692,000	1,693,269
2.50%, 02/15/2022	750,000	753,480
2.50%, 11/20/2024	575,000	578,306
2.63%, 04/12/2021	400,000	401,912
2.63%, 01/25/2022 (b)	845,000	851,760
2.63%, 02/28/2024	680,000	688,398
2.75%, 07/15/2020	1,115,000	1,119,605
2.88%, 04/03/2028 (b)	94,000	96,717
Series GMTN, 2.75%, 09/08/2020	390,000	391,876
Series GMTN, 3.13%, 12/15/2021	1,000,000	1,020,650
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	150,000	149,260
3.13%, 11/14/2023	500,000	516,415
Series 36, 2.00%, 12/06/2021	100,000	99,083
Series 37, 2.50%, 11/15/2027 (b)	500,000	498,215
		19,110,103
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 02/21/2023	170,000	183,717
5.38%, 03/25/2024	1,150,000	1,261,826
6.38%, 03/29/2021	923,000	984,084
7.63%, 03/29/2041	232,000	344,627
		2,774,254
INDONESIA — 0.1%
Indonesia Government International Bond:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 01/11/2023	$650,000	$643,337
3.50%, 01/11/2028	340,000	330,755
4.10%, 04/24/2028	250,000	253,983
4.35%, 01/11/2048	100,000	98,524
4.45%, 02/11/2024	750,000	782,115
4.75%, 02/11/2029	300,000	321,201
5.35%, 02/11/2049	200,000	221,912
		2,651,827
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	200,000	199,774
3.25%, 01/17/2028	400,000	404,796
4.00%, 06/30/2022	100,000	104,323
4.13%, 01/17/2048	500,000	517,420
4.50%, 01/30/2043	225,000	243,290
		1,469,603
ITALY — 0.0% (a)
Italy Government International Bond 6.88%, 9/27/2023	653,000	725,144
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	200,000	188,242
2.13%, 06/01/2020	200,000	199,118
2.13%, 07/21/2020	250,000	248,715
2.13%, 11/16/2020	250,000	248,478
2.38%, 11/16/2022	1,250,000	1,241,550
2.75%, 11/16/2027	200,000	198,172
2.88%, 06/01/2027	1,050,000	1,050,882
2.88%, 07/21/2027	200,000	200,260
3.13%, 07/20/2021	240,000	243,482
3.25%, 07/20/2023	515,000	528,385
3.25%, 07/20/2028	400,000	412,164
3.50%, 10/31/2028	250,000	263,073
Series DTC, 2.00%, 11/04/2021	200,000	197,360
Series DTC, 2.13%, 02/10/2025	350,000	339,020
Series DTC, 2.25%, 11/04/2026	263,000	253,485
Series DTC, 2.38%, 04/20/2026	160,000	156,072
Series DTC, 3.38%, 07/31/2023	200,000	206,152
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	280,000	286,546
Japan International Cooperation Agency:
2.75%, 04/27/2027	200,000	198,172
Security Description	Principal Amount	Value
3.38%, 06/12/2028	$200,000	$208,032
		6,867,360
MEXICO — 0.2%
Mexico Government International Bond:
3.60%, 01/30/2025	930,000	929,805
3.63%, 03/15/2022	814,000	828,318
3.75%, 01/11/2028	500,000	493,780
4.00%, 10/02/2023	800,000	823,776
4.13%, 01/21/2026	200,000	204,132
4.15%, 03/28/2027	429,000	436,606
4.50%, 04/22/2029	200,000	206,810
4.60%, 01/23/2046	370,000	356,632
4.60%, 02/10/2048	400,000	386,496
5.55%, 01/21/2045	113,000	123,925
6.05%, 01/11/2040	775,000	884,027
Series GMTN, 3.50%, 01/21/2021	460,000	465,456
Series GMTN, 5.75%, 10/12/2110	420,000	430,382
Series MTN, 4.75%, 03/08/2044	1,291,000	1,268,601
Series MTN, 8.30%, 08/15/2031	100,000	134,289
Series MTNA, 6.75%, 09/27/2034	126,000	153,578
Series MTNA, 8.00%, 09/24/2022	100,000	115,808
		8,242,421
PANAMA — 0.0% (a)
Panama Government International Bond:
3.88%, 03/17/2028	200,000	208,154
4.00%, 09/22/2024	350,000	365,243
6.70%, 01/26/2036	430,000	561,098
9.38%, 04/01/2029	200,000	291,728
		1,426,223
PERU — 0.1%
Peruvian Government International Bond:
4.13%, 08/25/2027	700,000	764,106
5.63%, 11/18/2050	100,000	128,771
6.55%, 03/14/2037	200,000	269,810
7.35%, 07/21/2025	245,000	308,242
8.75%, 11/21/2033	250,000	391,790
		1,862,719
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	300,000	296,310
3.70%, 02/02/2042	800,000	812,136
3.75%, 01/14/2029	200,000	209,068
3.95%, 01/20/2040	402,000	422,803

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 01/15/2021	$524,000	$535,114
4.20%, 01/21/2024	700,000	739,347
5.00%, 01/13/2037	300,000	354,267
6.38%, 10/23/2034	300,000	399,693
7.75%, 01/14/2031	200,000	282,242
9.50%, 02/02/2030	400,000	616,307
10.63%, 03/16/2025	235,000	334,537
		5,001,824
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	743,000	747,733
3.25%, 04/06/2026	345,000	350,554
4.00%, 01/22/2024	305,000	319,128
5.00%, 03/23/2022	620,000	658,335
5.13%, 04/21/2021	513,000	538,137
		2,613,887
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.50%, 11/01/2020	200,000	199,348
2.63%, 05/26/2026	200,000	193,002
2.75%, 01/25/2022	80,000	79,798
3.25%, 11/10/2025	100,000	101,518
3.25%, 08/12/2026	1,125,000	1,130,434
3.50%, 11/27/2021	215,000	218,805
3.63%, 11/27/2023	500,000	515,200
4.00%, 01/14/2024	300,000	314,121
5.00%, 04/11/2022	200,000	212,404
5.13%, 06/29/2020	55,000	56,629
Korea Development Bank:
2.50%, 01/13/2021	389,000	387,168
3.00%, 09/14/2022	430,000	432,382
3.25%, 02/19/2024	200,000	203,410
3.38%, 09/16/2025	200,000	204,366
3.75%, 01/22/2024	150,000	155,909
Korea International Bond:
2.75%, 01/19/2027	305,000	301,367
3.88%, 09/11/2023	150,000	157,974
4.13%, 06/10/2044	311,000	346,053
		5,209,888
SUPRANATIONAL — 1.4%
African Development Bank:
Series GDIF, 2.13%, 11/16/2022	306,000	303,454
Series GDIF, 2.38%, 09/23/2021	60,000	60,033
Series GDIF, 2.63%, 03/22/2021	125,000	125,551
Series GMTN, 3.00%, 12/06/2021	545,000	554,385
Asian Development Bank:
2.63%, 01/30/2024	500,000	506,225
2.88%, 11/27/2020	185,000	186,388
5.82%, 06/16/2028	111,000	138,214
Security Description	Principal Amount	Value
6.22%, 08/15/2027	$175,000	$218,827
Series GMTN, 1.63%, 05/05/2020	714,000	707,545
Series GMTN, 1.63%, 08/26/2020	1,125,000	1,112,929
Series GMTN, 1.63%, 03/16/2021	325,000	320,320
Series GMTN, 1.75%, 06/08/2021	280,000	276,343
Series GMTN, 1.75%, 09/13/2022	880,000	863,324
Series GMTN, 1.75%, 08/14/2026	125,000	119,024
Series GMTN, 2.00%, 02/16/2022	1,285,000	1,273,743
Series GMTN, 2.00%, 04/24/2026	400,000	388,044
Series GMTN, 2.25%, 01/20/2021	140,000	139,664
Series GMTN, 2.75%, 03/17/2023	805,000	817,630
Series GMTN, 3.13%, 09/26/2028	250,000	262,095
Corp. Andina de Fomento:
2.13%, 09/27/2021	550,000	538,824
3.75%, 11/23/2023	175,000	180,002
4.38%, 06/15/2022	725,000	752,717
Council Of Europe Development Bank:
2.50%, 02/27/2024	240,000	241,414
2.63%, 02/13/2023	324,000	327,059
European Bank for Reconstruction & Development:
Series GMTN, 1.13%, 08/24/2020	420,000	412,549
Series GMTN, 1.88%, 02/23/2022	745,000	735,404
Series GMTN, 2.13%, 03/07/2022	230,000	228,565
Series GMTN, 2.75%, 04/26/2021	200,000	201,450
Series GMTN, 2.75%, 03/07/2023	200,000	203,018
European Investment Bank:
1.38%, 06/15/2020	1,170,000	1,155,387
1.63%, 08/14/2020	1,021,000	1,010,106
1.75%, 05/15/2020	1,130,000	1,121,220
1.88%, 02/10/2025	1,332,000	1,293,532
2.00%, 12/15/2022	400,000	395,348
2.13%, 10/15/2021	310,000	308,435
2.13%, 04/13/2026	400,000	391,728
2.25%, 03/15/2022	497,000	496,021
2.25%, 08/15/2022 (b)	785,000	783,194
2.38%, 06/15/2022	982,000	983,777
2.50%, 04/15/2021	220,000	220,548
2.50%, 03/15/2023	194,000	195,218

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 10/15/2024 (b)	$900,000	$905,877
2.63%, 05/20/2022 (b)	250,000	252,353
2.63%, 03/15/2024	1,125,000	1,139,299
3.25%, 01/29/2024	1,476,000	1,535,896
4.00%, 02/16/2021	450,000	463,216
Series GMTN, 2.38%, 05/13/2021	300,000	299,973
Series GMTN, 2.88%, 08/15/2023 (b)	1,550,000	1,583,883
Series GMTN, 3.13%, 12/14/2023 (b)	500,000	517,025
Inter-American Development Bank:
1.38%, 07/15/2020	400,000	394,784
1.88%, 03/15/2021	1,400,000	1,386,518
2.13%, 11/09/2020	263,000	261,864
2.13%, 01/15/2025	375,000	369,161
2.38%, 07/07/2027	240,000	237,518
2.63%, 01/16/2024	500,000	506,190
3.00%, 10/04/2023	325,000	334,094
3.00%, 02/21/2024	479,000	493,130
4.38%, 01/24/2044	125,000	153,416
Series GMTN, 1.63%, 05/12/2020	1,335,000	1,323,172
Series GMTN, 1.75%, 04/14/2022	1,000,000	982,980
Series GMTN, 1.75%, 09/14/2022	950,000	931,712
Series GMTN, 2.63%, 04/19/2021	345,000	346,756
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,022,440
Series GMTN, 3.88%, 10/28/2041	191,000	217,077
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	244,385
2.00%, 01/26/2022	915,000	907,442
2.13%, 11/01/2020	200,000	199,152
2.13%, 02/13/2023	840,000	834,028
2.50%, 03/19/2024	500,000	503,675
3.00%, 09/27/2023	250,000	256,965
Series gDIF, 1.88%, 04/21/2020	1,625,000	1,615,575
Series GDIF, 1.38%, 05/24/2021	1,040,000	1,018,732
Series GDIF, 1.38%, 09/20/2021	200,000	195,494
Series GDIF, 1.63%, 09/04/2020	785,000	776,506
Series GDIF, 1.63%, 03/09/2021	775,000	764,328
Series GDIF, 1.63%, 02/10/2022	450,000	441,409
Series GDIF, 2.13%, 03/03/2025	350,000	345,464
Security Description	Principal Amount	Value
Series GDIF, 2.25%, 06/24/2021	$1,035,000	$1,032,702
Series GDIF, 2.50%, 07/29/2025	1,195,000	1,199,888
Series GDIF, 3.13%, 11/20/2025	200,000	208,384
Series GMTN, 4.75%, 02/15/2035	1,350,000	1,671,489
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	340,000	330,847
Series GMTN, 1.63%, 07/16/2020	1,435,000	1,420,707
Series GMTN, 2.25%, 01/25/2021	275,000	274,335
Series GMTN, 2.88%, 07/31/2023	160,000	163,402
Nordic Investment Bank:
2.25%, 02/01/2021 (b)	260,000	259,293
2.25%, 09/30/2021 (b)	150,000	149,579
2.50%, 04/28/2020	500,000	500,165
2.88%, 07/19/2023	300,000	306,255
		51,827,789
SWEDEN — 0.1%
Svensk Exportkredit AB:
1.75%, 05/18/2020	130,000	128,960
Series GMTN, 1.75%, 08/28/2020	1,075,000	1,064,325
Series GMTN, 3.13%, 11/08/2021	200,000	203,484
Series MTN, 2.75%, 10/07/2020	200,000	200,830
		1,597,599
UNITED STATES — 0.0% (a)
Ukraine Government AID Bonds:
1.47%, 09/29/2021	200,000	195,734
1.85%, 05/29/2020	376,000	373,564
		569,298
URUGUAY — 0.1%
Uruguay Government International Bond:
4.13%, 11/20/2045	150,000	146,460
4.38%, 10/27/2027	200,000	210,736
4.38%, 01/23/2031	155,000	162,655
4.50%, 08/14/2024	395,000	416,046
4.98%, 04/20/2055	585,000	613,296
5.10%, 06/18/2050	356,000	380,429
7.63%, 03/21/2036	200,000	275,208
		2,204,830
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $133,134,125)		134,777,258

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.5%
Federal Home Loan Bank:
1.13%, 7/14/2021	$2,585,000	$2,517,480
1.38%, 2/18/2021	500,000	491,415
1.75%, 6/12/2020	275,000	273,023
1.80%, 8/28/2020	400,000	396,312
1.88%, 11/29/2021	250,000	247,470
2.63%, 5/28/2020	625,000	626,325
2.63%, 10/1/2020	1,000,000	1,004,140
2.63%, 12/10/2021	130,000	131,112
5.50%, 7/15/2036	1,240,000	1,657,322
1.38%, 9/28/2020	250,000	246,407
3.00%, 10/12/2021	400,000	407,052
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	195,000	189,569
1.38%, 4/20/2020	1,400,000	1,384,852
1.38%, 5/1/2020	725,000	716,836
1.63%, 9/29/2020	1,000,000	989,630
2.38%, 2/16/2021	4,750,000	4,754,417
2.38%, 1/13/2022	3,995,000	4,004,828
2.50%, 9/1/2028	219,864	219,505
2.50%, 10/1/2029	576,985	575,190
2.50%, 1/1/2031	696,042	693,500
2.50%, 5/1/2031	2,152,827	2,141,021
2.50%, 6/1/2031	829,780	825,230
2.50%, 11/1/2032	2,088,370	2,076,350
2.50%, 12/1/2032	1,621,999	1,612,664
2.50%, 2/1/2033	3,370,282	3,350,884
3.00%, 11/1/2027	2,331,234	2,360,845
3.00%, 2/1/2029	390,030	394,875
3.00%, 7/1/2029	402,106	406,871
3.00%, 9/1/2029	632,329	639,821
3.00%, 4/1/2030	602,985	609,922
3.00%, 12/1/2030	1,533,494	1,551,137
3.00%, 5/1/2031	1,243,527	1,256,760
3.00%, 9/1/2032	3,729,467	3,766,247
3.00%, 1/1/2033	1,482,873	1,497,497
3.00%, 5/1/2033	7,853,334	7,929,033
3.00%, 5/1/2035	3,323,255	3,343,892
3.00%, 7/1/2035	641,418	645,401
3.00%, 4/1/2036	1,345,272	1,352,871
3.00%, 3/1/2043	1,032,589	1,033,572
3.00% 4/1/2043	1,900,472	1,902,282
3.00% 7/1/2043	689,945	690,602
3.00%, 8/1/2043	306,331	306,623
3.00%, 9/1/2043	378,962	379,323
3.00%, 10/1/2043	312,303	312,600
3.00%, 6/1/2045	1,393,458	1,391,909
3.00% 8/1/2045	3,838,186	3,839,067
3.00%, 4/1/2046	2,410,964	2,401,814
3.00%, 9/1/2046	1,619,372	1,613,226
3.00%, 10/1/2046	8,892,308	8,858,559
Security Description	Principal Amount	Value
3.00%, 11/1/2046	$1,539,975	$1,534,131
3.00% 12/1/2046	6,441,392	6,416,944
3.00%, 2/1/2047	4,191,901	4,175,991
3.00%, 12/1/2047	11,472,690	11,422,847
3.00%, 1/1/2048	3,092,413	3,078,978
3.00%, 2/1/2048	7,035,360	7,004,795
3.00%, 3/1/2048	331,145	329,706
3.50%, 5/1/2026	502,753	514,784
3.50%, 1/1/2029	137,268	140,770
3.50%, 11/1/2029	437,722	448,963
3.50%, 2/1/2030	267,215	274,077
3.50%, 3/1/2032	496,223	508,998
3.50%, 6/1/2033	1,793,185	1,836,039
3.50%, 3/1/2038	1,849,924	1,894,154
3.50%, 5/1/2043	288,201	294,529
3.50% 8/1/2043	1,490,738	1,523,472
3.50%, 6/1/2044	406,290	414,349
3.50%, 8/1/2044	792,691	808,416
3.50%, 10/1/2044	462,472	471,646
3.50%, 11/1/2044	729,004	743,466
3.50%, 12/1/2044	754,764	769,736
3.50%, 1/1/2045	740,416	755,104
3.50%, 2/1/2045	1,013,786	1,033,897
3.50% 7/1/2045	1,707,529	1,739,653
3.50%, 10/1/2045	997,917	1,015,375
3.50% 12/1/2045	1,497,740	1,525,703
3.50%, 3/1/2046	2,139,173	2,175,048
3.50%, 5/1/2046	991,651	1,008,281
3.50%, 8/1/2046	5,185,269	5,275,984
3.50%, 12/1/2046	1,376,625	1,399,711
3.50%, 4/1/2047	209,068	212,346
3.50%, 9/1/2047	9,889,936	10,045,009
3.50%, 10/1/2047	1,359,302	1,380,616
3.50%, 11/1/2047	501,698	509,565
3.50%, 12/1/2047	1,195,144	1,213,884
3.50%, 1/1/2048	3,046,662	3,094,433
3.50%, 2/1/2048	9,929,202	10,084,891
3.50%, 5/1/2048	6,788,133	6,885,195
3.50%, 6/1/2048	4,801,701	4,870,360
3.50%, 7/1/2048	3,354,968	3,402,940
3.50%, 11/1/2048	8,472,785	8,593,935
4.00%, 4/1/2019	12	12
4.00%, 4/1/2024	51,452	53,052
4.00%, 5/1/2025	40,078	41,332
4.00%, 6/1/2025	92,290	95,178
4.00%, 8/1/2025	23,794	24,539
4.00%, 9/1/2025	20,055	20,690
4.00%, 6/1/2026	222,303	229,483
4.00%, 10/1/2040	263,763	274,552
4.00%, 12/1/2041	834,680	868,332
4.00%, 4/1/2042	562,542	585,222
4.00%, 6/1/2042	1,171,706	1,218,532
4.00% 5/1/2044	704,876	730,971
4.00%, 7/1/2044	1,087,363	1,127,617
4.00%, 12/1/2044	371,764	385,527

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/2045	$839,422	$868,082
4.00%, 5/1/2045	3,551,060	3,694,230
4.00%, 10/1/2045	1,309,697	1,354,414
4.00%, 1/1/2046	947,145	979,483
4.00%, 3/1/2046	661,744	688,367
4.00%, 9/1/2047	774,688	801,188
4.00%, 11/1/2047	4,759,435	4,922,240
4.00%, 12/1/2047	1,786,613	1,847,728
4.00%, 1/1/2048	2,799,798	2,895,570
4.00%, 4/1/2048	4,697,127	4,841,005
4.00% 5/1/2048	8,935,115	9,200,539
4.00%, 7/1/2048	7,742,072	7,970,129
4.00%, 10/1/2048	5,804,013	5,981,796
4.00%, 12/1/2048	7,440,793	7,659,975
4.50%, 5/1/2019	1,978	1,977
4.50%, 10/1/2024	16,276	16,517
4.50%, 2/1/2039	2,384	2,527
4.50%, 6/1/2039	188,533	199,881
4.50%, 12/1/2039	150,059	159,091
4.50%, 6/1/2040	3,706	3,917
4.50%, 12/1/2040	575,719	608,544
4.50%, 4/1/2041	7,131	7,556
4.50%, 7/1/2041	416,374	441,171
4.50%, 8/1/2041	30,139	31,934
4.50%, 9/1/2041	159,354	168,844
4.50%, 10/1/2041	1,130,739	1,195,208
4.50%, 10/1/2043	18,217	19,226
4.50%, 8/1/2044	22,058	23,242
4.50%, 9/1/2044	493,572	520,083
4.50%, 4/1/2047	272,328	284,765
4.50%, 10/1/2047	243,059	254,162
4.50%, 12/1/2047	749,421	783,270
4.50% 1/1/2048	2,661,643	2,782,039
4.50%, 7/1/2048	3,781,447	3,947,112
4.50%, 12/1/2048	3,178,107	3,317,340
4.50%, 3/1/2049	4,602,185	4,803,806
5.00%, 11/1/2035	20,260	21,793
5.00% 12/1/2036	3,907	4,196
5.00% 2/1/2038	296,344	320,256
5.00% 3/1/2038	198,230	214,229
5.00%, 6/1/2038	50,480	54,542
5.00% 11/1/2038	415,072	448,589
5.00%, 1/1/2039	59,776	64,587
5.00%, 2/1/2039	137,690	148,771
5.00%, 3/1/2039	436,049	470,770
5.00%, 10/1/2039	40,983	44,281
5.00%, 7/1/2048	3,965,164	4,208,906
5.00%, 9/1/2048	908,069	963,884
5.00%, 3/1/2049	1,991,991	2,109,429
5.50%, 2/1/2022	3,374	3,464
5.50%, 11/1/2026	44,201	47,338
5.50%, 6/1/2027	11,821	12,664
5.50%, 4/1/2028	19,651	21,055
5.50%, 7/1/2028	28,273	30,294
5.50%, 7/1/2033	2,893	3,139
Security Description	Principal Amount	Value
5.50% 1/1/2037	$137,456	$149,596
5.50%, 9/1/2037	1,295	1,414
5.50%, 11/1/2037	7,778	8,490
5.50%, 1/1/2038	67,676	73,870
5.50%, 4/1/2038	233,805	255,266
5.50% 7/1/2038	330,820	361,186
5.50%, 10/1/2038	5,949	6,495
5.50%, 11/1/2038	7,854	8,575
6.00%, 8/1/2031	8,757	9,685
6.00%, 3/1/2036	10,372	11,647
6.00%, 8/1/2036	61,371	68,641
6.00%, 1/1/2037	5,674	6,323
6.00%, 12/1/2037	5,595	6,245
6.00%, 10/1/2038	3,979	4,283
6.00%, 3/1/2040	3,624	4,065
6.00%, 5/1/2040	609,559	680,897
6.25%, 7/15/2032	2,855,000	3,943,069
6.50%, 11/1/2037	61,404	69,597
6.50%, 2/1/2038	10,045	10,795
6.50%, 9/1/2038	163,782	186,069
6.50%, 9/1/2039	86,139	98,409
6.75%, 3/15/2031	581,000	812,302
2.75%, 6/19/2023	645,000	656,894
Series GDIF, 6.75%, 9/15/2029	185,000	252,321
Series GMTN, 1.88%, 11/17/2020	150,000	148,848
Series K015, Class A2, 3.23%, 7/25/2021	1,000,000	1,011,866
Series K025, Class A1, 1.88%, 4/25/2022	272,609	269,225
Series K029, Class A1, 2.84%, 10/25/2022	295,255	296,020
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,035,965
Series K040, Class A2, 3.24%, 9/25/2024	700,000	719,243
Series K041, Class A2, 3.17%, 10/25/2024	750,000	768,019
Series K049, Class A2, 3.01%, 7/25/2025	350,000	355,168
Series K053, Class A2, 3.00%, 12/25/2025	350,000	354,591
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	992,282
Series K064, Class A2, 3.22%, 3/25/2027	800,000	818,907
Series K067, Class AM, 3.28%, 8/25/2027	500,000	510,604
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,529,072
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,542,209
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	2,086,434
Series K078, Class A2, 3.85%, 6/25/2051	1,000,000	1,069,874

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series K079, Class A2, 3.93%, 6/25/2028	$1,150,000	$1,237,297
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,393,146
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	857,206
Series K087, Class A2, 3.77%, 12/25/2028	270,000	287,375
Series K723, Class A2, 2.45%, 8/25/2023	650,000	646,093
Series K730, Class A2, 3.59%, 1/25/2025	1,000,000	1,043,625
TBA, 3.50%, 4/1/2034 (g)	5,400,000	5,528,466
Series K030, Class A2, VRN, 3.25%, 4/25/2023 (c)	1,000,000	1,023,650
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	666,667	718,881
Federal National Mortgage Association:
1.25%, 5/6/2021	450,000	440,284
1.25%, 8/17/2021	389,000	379,434
1.38%, 2/26/2021	881,000	865,644
1.50%, 6/22/2020	3,390,000	3,353,456
1.50%, 11/30/2020 (b)	150,000	147,824
1.88%, 12/28/2020	250,000	248,025
1.88%, 4/5/2022	150,000	148,336
1.88%, 9/24/2026	1,019,000	973,736
2.00%, 1/5/2022	1,350,000	1,340,091
2.00%, 10/5/2022	1,200,000	1,189,200
2.13%, 4/24/2026	460,000	449,544
2.50%, 7/1/2028	658,445	657,148
2.50% 8/1/2028	976,355	974,432
2.50%, 10/1/2028	450,954	450,066
2.50%, 3/1/2029	1,668,487	1,663,748
2.50%, 2/1/2030	748,061	745,481
2.50%, 5/1/2030	1,132,161	1,127,646
2.50%, 7/1/2030	391,042	389,482
2.50%, 2/1/2031	1,363,529	1,358,092
2.50%, 8/1/2031	3,165,067	3,146,649
2.50%, 12/1/2032	2,577,485	2,561,790
2.50%, 1/1/2033	3,816,826	3,793,584
2.50%, 10/1/2042	433,908	424,731
2.63%, 9/6/2024	2,840,000	2,881,947
2.75%, 6/22/2021	1,000,000	1,009,420
2.88%, 9/12/2023	1,100,000	1,126,312
3.00%, 8/1/2027	391,601	396,069
3.00%, 11/1/2028	747,644	756,393
3.00%, 6/1/2029	210,761	213,104
3.00% 8/1/2029	1,074,175	1,086,117
3.00%, 9/1/2029	424,773	429,495
3.00%, 6/1/2030	655,743	662,808
3.00%, 9/1/2030	113,341	114,562
3.00%, 11/1/2030	255,970	258,728
3.00%, 12/1/2030	903,788	913,526
3.00%, 6/1/2032	5,689,580	5,741,533
3.00%, 10/1/2032	1,651,707	1,666,791
Security Description	Principal Amount	Value
3.00%, 1/1/2033	$1,143,849	$1,154,295
3.00%, 2/1/2033	2,612,968	2,636,829
3.00%, 2/1/2034	4,802,729	4,845,459
3.00%, 2/1/2035	460,432	463,599
3.00%, 3/1/2035	370,404	372,612
3.00%, 2/1/2036	981,320	987,171
3.00%, 11/1/2036	2,289,014	2,301,378
3.00%, 1/1/2037	2,461,637	2,474,934
3.00%, 9/1/2037	2,466,185	2,480,059
3.00%, 1/1/2038	3,699,629	3,720,442
3.00%, 12/1/2042	581,327	582,101
3.00%, 1/1/2043	1,097,127	1,098,589
3.00%, 3/1/2043	1,213,171	1,214,028
3.00%, 4/1/2043	301,038	301,251
3.00% 5/1/2043	3,254,112	3,256,412
3.00% 6/1/2043	2,269,182	2,270,785
3.00% 7/1/2043	2,067,844	2,069,306
3.00%, 8/1/2043	930,401	931,641
3.00%, 2/1/2044	9,222,850	9,229,369
3.00%, 5/1/2045	7,593,592	7,598,960
3.00%, 8/1/2045	12,236,834	12,245,484
3.00%, 9/1/2045	1,053,097	1,051,669
3.00% 11/1/2045	2,409,301	2,406,033
3.00%, 5/1/2046	2,406,504	2,396,778
3.00%, 8/1/2046	2,655,773	2,645,040
3.00%, 9/1/2046	2,553,488	2,543,167
3.00%, 10/1/2046	932,031	928,264
3.00% 11/1/2046	7,483,265	7,478,610
3.00% 1/1/2047	7,461,100	7,430,945
3.00%, 3/1/2047	497,491	495,480
3.00%, 7/1/2047	6,224,980	6,199,821
3.00%, 2/1/2048	8,309,604	8,271,467
3.50%, 10/1/2025	141,693	144,902
3.50%, 11/1/2025	165,519	169,267
3.50%, 3/1/2026	104,491	106,886
3.50%, 1/1/2027	547,593	559,993
3.50%, 5/1/2029	210,565	215,750
3.50%, 1/1/2030	364,845	373,829
3.50%, 6/1/2033	3,776,439	3,862,753
3.50%, 6/1/2034	817,946	838,022
3.50%, 7/1/2034	1,524,565	1,561,985
3.50%, 2/1/2037	788,410	808,208
3.50%, 2/1/2038	456,599	468,874
3.50%, 4/1/2038	3,354,052	3,427,459
3.50%, 5/1/2038	1,244,793	1,272,054
3.50%, 12/1/2040	895,044	915,364
3.50%, 5/1/2042	1,804,535	1,843,952
3.50%, 8/1/2042	668,900	683,511
3.50%, 10/1/2042	692,758	707,890
3.50%, 1/1/2043	252,205	257,714
3.50%, 5/1/2043	240,873	245,983
3.50%, 7/1/2043	889,753	908,627
3.50%, 1/1/2044	877,612	896,228
3.50%, 10/1/2044	646,493	658,832
3.50% 1/1/2045	1,101,173	1,122,189

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2045	$12,770,193	$13,049,136
3.50%, 4/1/2045	1,244,620	1,265,469
3.50% 8/1/2045	2,593,782	2,638,278
3.50% 11/1/2045	7,491,957	7,617,460
3.50% 12/1/2045	5,695,115	5,790,518
3.50%, 1/1/2046	1,934,617	1,967,025
3.50% 2/1/2046	6,381,435	6,486,802
3.50%, 10/1/2046	2,676,519	2,719,411
3.50% 5/1/2047	7,059,871	7,173,007
3.50%, 7/1/2047	3,511,335	3,585,818
3.50%, 10/1/2047	895,205	908,577
3.50% 11/1/2047	14,779,755	15,000,520
3.50% 1/1/2048	10,483,928	10,640,526
3.50% 2/1/2048	13,026,813	13,223,954
3.50%, 6/1/2048	6,852,110	6,944,988
3.50%, 8/1/2048	968,720	981,851
3.50%, 9/1/2048	2,920,959	2,962,472
4.00%, 1/1/2020	232	232
4.00%, 4/1/2024	84,685	87,206
4.00%, 1/1/2025	82,897	85,364
4.00%, 3/1/2026	60,945	62,834
4.00%, 12/1/2034	457,651	475,938
4.00%, 3/1/2037	1,443,480	1,500,106
4.00%, 3/1/2038	1,810,157	1,875,302
4.00%, 6/1/2038	1,400,953	1,451,361
4.00% 12/1/2040	1,234,371	1,283,781
4.00%, 3/1/2041	949,630	987,106
4.00%, 12/1/2041	1,040,665	1,081,734
4.00%, 2/1/2042	239,430	248,879
4.00%, 10/1/2043	678,288	704,993
4.00%, 12/1/2043	92,168	95,797
4.00%, 5/1/2044	2,058,994	2,141,411
4.00%, 6/1/2044	627,344	650,026
4.00% 7/1/2044	657,760	681,543
4.00%, 9/1/2044	527,172	546,233
4.00% 10/1/2044	813,468	842,881
4.00%, 12/1/2044	713,094	738,877
4.00%, 1/1/2045	1,759,927	1,829,218
4.00%, 3/1/2045	589,381	608,984
4.00%, 5/1/2045	940,240	971,514
4.00%, 6/1/2045	1,532,731	1,588,149
4.00%, 7/1/2045	947,018	978,518
4.00%, 9/1/2045	1,398,641	1,445,161
4.00%, 12/1/2045	833,388	861,108
4.00%, 4/1/2046	1,123,223	1,160,677
4.00%, 11/1/2046	741,022	765,732
4.00% 4/1/2047	16,069,696	16,605,439
4.00%, 7/1/2047	411,405	425,120
4.00%, 8/1/2047	1,687,073	1,743,315
4.00%, 12/1/2047	15,879,237	16,408,600
4.00%, 1/1/2048	6,075,594	6,278,135
4.00%, 2/1/2048	2,707,570	2,797,832
4.00%, 5/1/2048	465,980	479,308
4.00%, 6/1/2048	6,582,973	6,771,259
4.00%, 7/1/2048	3,655,918	3,764,778
Security Description	Principal Amount	Value
4.00%, 8/1/2048	$6,921,698	$7,119,672
4.00%, 9/1/2048	8,313,461	8,551,242
4.00% 11/1/2048	6,881,924	7,082,718
4.50% 4/1/2023	164,449	168,623
4.50%, 8/1/2023	269	273
4.50%, 4/1/2031	249,313	262,708
4.50%, 4/1/2039	560,838	593,663
4.50%, 4/1/2040	518,234	546,879
4.50%, 10/1/2040	305,968	322,880
4.50%, 2/1/2041	656,250	694,228
4.50%, 5/1/2041	324,111	342,026
4.50%, 1/1/2042	1,091,890	1,155,079
4.50%, 9/1/2043	233,432	245,978
4.50% 12/1/2043	737,960	777,624
4.50%, 1/1/2044	198,489	209,157
4.50%, 2/1/2044	342,533	360,943
4.50% 6/1/2044	881,635	928,796
4.50%, 3/1/2046	1,260,714	1,330,399
4.50%, 9/1/2047	469,247	489,625
4.50%, 11/1/2047	3,358,444	3,504,294
4.50%, 4/1/2048	1,918,929	1,999,705
4.50% 8/1/2048	12,406,190	12,952,244
4.50%, 11/1/2048	2,911,757	3,039,917
4.50%, 12/1/2048	3,556,518	3,713,058
5.00%, 7/1/2035	481,368	517,088
5.00%, 7/1/2040	227,836	243,987
5.00%, 1/1/2042	688,780	737,608
5.00%, 3/1/2042	628,811	673,388
5.00%, 12/1/2043	152,535	164,617
5.00%, 7/1/2044	529,943	565,792
5.00%, 6/1/2048	2,519,938	2,666,017
5.00%, 9/1/2048	3,495,888	3,698,625
5.50%, 7/1/2035	221,742	240,564
5.50% 6/1/2038	71,878	78,226
5.50%, 12/1/2038	219,065	238,328
5.50%, 12/1/2039	351,965	383,052
5.50%, 4/1/2040	282,354	309,350
5.50%, 9/1/2040	29,721	32,346
5.50%, 7/1/2041	388,552	421,508
5.50%, 5/1/2044	4,694,486	5,092,956
6.00%, 2/1/2037	209,031	231,640
6.00%, 10/1/2039	275,918	309,183
6.00%, 4/1/2040	376,695	423,359
6.25%, 5/15/2029	80,000	105,155
6.63%, 11/15/2030	1,960,000	2,702,213
7.13%, 1/15/2030	325,000	456,313
7.25%, 5/15/2030	1,095,000	1,560,342
Series 2011-M4, Class A2, 3.73%, 6/25/2021	896,893	914,384
Series 2013-M12, Class APT, 2.40%, 3/25/2023 (c)	633,240	630,277
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (c)	387,390	400,488
Series 2016-M4, Class AL, 3.27%, 1/25/2039	228,144	229,108

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-M8, Class A1, 2.65%, 5/25/2027	$320,389	$321,248
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	600,000	604,624
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	750,000	746,589
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	861,702	900,787
TBA, 3.00%, 4/1/2034 (g)	7,525,000	7,591,671
TBA, 3.50%, 4/1/2034 (g)	3,150,000	3,221,599
TBA, 3.50%, 4/1/2049 (g)	2,000,000	2,026,800
TBA, 4.00%, 4/1/2034 (g)	5,500,000	5,665,275
TBA, 4.00%, 4/1/2049 (g)	4,000,000	4,113,640
TBA, 4.50%, 4/1/2049 (g)	7,850,000	8,178,365
TBA, 5.00%, 4/1/2049 (g)	5,000,000	5,286,250
Series 2013-M14, Class APT, VRN, 2.64%, 4/25/2023 (c)	455,122	456,518
Series 2014-M2, Class A2, VRN, 3.51%, 12/25/2023 (c)	865,713	895,666
Series 2017-M15, Class ATS2, VRN, 3.14%, 11/25/2027 (c)	700,000	712,883
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (c)	130,000	130,235
Series 2018-M5, Class A2, VRN, 3.56%, 9/25/2021 (c)	226,346	228,601
Government National Mortgage Association:
3.00% 12/15/2042	739,694	746,973
3.00% 12/20/2042	1,419,303	1,435,317
3.00%, 2/20/2043	1,300,522	1,315,195
3.00%, 4/20/2043	1,287,350	1,300,078
3.00%, 6/20/2043	884,297	893,040
3.00%, 12/20/2044	464,375	468,176
3.00%, 3/20/2045	523,836	527,231
3.00%, 4/20/2045	803,337	808,543
3.00%, 8/20/2045	1,139,108	1,146,490
3.00%, 1/20/2046	639,942	644,090
3.00%, 4/20/2046	1,272,326	1,279,269
3.00%, 5/20/2046	2,767,291	2,782,391
3.00%, 9/20/2046	2,443,705	2,457,039
3.00%, 10/20/2046	8,671,928	8,719,247
3.00%, 11/20/2046	1,365,833	1,373,285
3.00%, 1/20/2047	2,360,820	2,373,702
3.00%, 6/20/2047	837,862	841,386
3.00%, 7/20/2047	7,532,005	7,563,689
3.00%, 10/20/2047	5,321,469	5,343,854
3.00%, 11/20/2047	3,474,736	3,489,353
3.00%, 12/20/2047	3,094,173	3,107,189
3.00%, 1/20/2048	2,803,461	2,815,254
3.00%, 2/20/2048	3,271,233	3,284,994
3.00%, 3/20/2048	12,688,576	12,741,952
Security Description	Principal Amount	Value
3.50%, 2/15/2042	$822,013	$844,656
3.50%, 6/20/2042	787,687	811,400
3.50%, 4/15/2043	200,633	205,987
3.50%, 4/20/2043	792,172	816,019
3.50%, 7/20/2043	1,964,183	2,021,155
3.50%, 10/20/2043	383,891	395,026
3.50%, 12/20/2043	169,679	174,600
3.50%, 1/20/2044	346,373	356,420
3.50%, 3/20/2044	326,697	336,173
3.50%, 10/20/2044	644,227	661,399
3.50%, 12/20/2044	491,770	504,877
3.50%, 2/20/2045	378,916	389,016
3.50%, 3/20/2045	452,636	463,970
3.50% 4/20/2045	2,824,529	2,895,257
3.50%, 6/20/2045	2,686,666	2,753,942
3.50%, 10/20/2045	8,239,776	8,446,105
3.50%, 11/20/2045	267,153	273,843
3.50%, 1/20/2046	3,481,379	3,568,554
3.50%, 3/20/2046	2,241,731	2,294,755
3.50%, 4/20/2046	1,957,817	2,004,125
3.50%, 5/20/2046	2,021,297	2,069,107
3.50%, 10/20/2046	1,224,222	1,253,179
3.50%, 2/20/2047	6,176,484	6,322,576
3.50%, 3/20/2047	1,346,222	1,375,920
3.50%, 5/20/2047	1,377,826	1,408,221
3.50%, 6/20/2047	837,971	856,457
3.50%, 8/20/2047	1,229,006	1,256,119
3.50%, 9/20/2047	1,329,751	1,359,086
3.50%, 10/20/2047	855,287	874,155
3.50%, 11/20/2047	4,331,591	4,427,148
3.50%, 12/20/2047	6,003,257	6,135,692
3.50%, 1/20/2048	21,532,029	22,007,035
3.50%, 2/20/2048	5,366,317	5,484,700
3.50%, 3/20/2048	9,524,726	9,732,258
3.50%, 4/20/2048	5,604,706	5,726,825
3.50%, 6/20/2048	3,336,207	3,408,899
3.50%, 8/20/2048	2,555,511	2,611,193
4.00%, 4/15/2040	711,640	741,945
4.00%, 6/15/2040	44,400	46,290
4.00%, 3/20/2044	124,756	129,623
4.00%, 4/20/2044	626,155	650,579
4.00%, 6/20/2044	268,322	278,788
4.00%, 8/20/2044	279,438	290,337
4.00%, 9/20/2044	487,909	506,940
4.00%, 10/20/2044	254,738	264,674
4.00%, 12/20/2044	619,714	643,887
4.00%, 2/20/2045	440,242	457,414
4.00%, 5/15/2045	647,764	671,956
4.00%, 7/20/2045	3,287,660	3,410,714
4.00%, 8/20/2045	449,426	466,248
4.00%, 9/20/2045	8,442,621	8,758,619
4.00%, 10/20/2045	646,268	670,457
4.00%, 11/20/2045	2,307,406	2,393,770
4.00%, 5/20/2046	151,215	156,490
4.00%, 3/20/2047	1,549,405	1,603,457

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/20/2047	$612,052	$632,905
4.00%, 6/20/2047	4,401,074	4,551,025
4.00%, 7/20/2047	1,234,228	1,276,280
4.00%, 8/20/2047	1,952,329	2,018,848
4.00%, 9/20/2047	825,413	853,536
4.00%, 12/20/2047	7,364,733	7,615,660
4.00%, 2/20/2048	6,957,964	7,195,032
4.00%, 7/20/2048	1,445,240	1,492,849
4.00%, 8/20/2048	11,396,143	11,771,553
4.00%, 9/20/2048	3,036,182	3,136,199
4.50%, 6/15/2039	36,272	38,171
4.50%, 7/15/2039	162,627	171,140
4.50%, 4/15/2040	561,716	590,096
4.50% 6/15/2040	351,023	368,758
4.50%, 3/15/2041	188,666	198,198
4.50%, 6/15/2041	167,054	175,061
4.50%, 9/20/2041	161,455	170,403
4.50%, 12/15/2041	37,621	39,425
4.50%, 1/15/2042	133,191	140,163
4.50%, 10/20/2043	108,712	114,225
4.50%, 4/20/2044	277,266	291,325
4.50%, 11/20/2044	604,420	631,643
4.50%, 12/20/2044	184,697	193,016
4.50%, 7/20/2045	3,829,626	4,002,110
4.50%, 8/20/2045	349,265	364,995
4.50%, 9/20/2045	168,376	175,959
4.50%, 10/20/2045	623,786	651,881
4.50%, 4/20/2046	342,953	358,400
4.50%, 9/20/2047	414,213	431,784
4.50%, 11/20/2047	1,934,570	2,016,637
4.50%, 12/20/2047	1,702,463	1,774,684
4.50%, 1/20/2048	1,659,456	1,729,853
4.50%, 6/20/2048	5,488,225	5,702,857
4.50%, 8/20/2048	8,721,819	9,062,910
5.00%, 12/15/2038	190,345	204,300
5.00% 4/15/2039	376,023	403,607
5.00%, 5/15/2039	46,423	49,829
5.00%, 11/20/2041	945,677	1,005,828
5.00%, 5/20/2044	178,852	190,217
5.00%, 11/20/2044	220,155	234,178
5.00%, 1/20/2048	1,830,209	1,922,652
5.00%, 5/20/2048	2,936,199	3,071,517
5.00%, 7/20/2048	454,283	475,075
5.00%, 9/20/2048	2,440,598	2,552,302
5.50%, 6/15/2038	228,705	250,227
5.50%, 7/15/2038	288,005	317,553
5.50%, 2/15/2039	48,820	53,961
5.50%, 5/20/2044	277,566	308,993
6.00%, 1/15/2038	33,514	37,479
6.00%, 4/15/2038	82,258	92,606
6.00%, 6/15/2041	131,443	148,296
TBA, 3.00%, 4/1/2049 (g)	2,725,000	2,735,873
TBA, 3.50%, 4/1/2049 (g)	1,791,716	1,830,292
TBA, 4.00%, 4/1/2049 (g)	2,325,000	2,400,400
TBA, 4.50%, 4/1/2049 (g)	7,200,000	7,475,976
Security Description	Principal Amount	Value
TBA, 5.00%, 4/1/2049 (g)	$3,000,000	$3,133,470
Iraq Government AID Bond 2.15%, 1/18/2022	830,000	824,339
Tennessee Valley Authority:
2.88%, 9/15/2024	475,000	485,212
4.63%, 9/15/2060	34,000	42,807
5.25%, 9/15/2039	526,000	674,495
5.88%, 4/1/2036	128,000	171,744
7.13%, 5/1/2030	66,000	92,349
Series A, 2.88%, 2/1/2027	236,000	238,811
Series E, 6.75%, 11/1/2025	115,000	144,182
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,079,857,526)		1,087,228,450
U.S. TREASURY OBLIGATIONS — 38.2%
Treasury Bonds:
2.25%, 8/15/2046	2,506,000	2,235,224
2.50%, 2/15/2045	3,399,000	3,206,738
2.50%, 2/15/2046	3,681,800	3,463,400
2.50%, 5/15/2046	2,850,000	2,679,140
2.75%, 8/15/2042	5,251,000	5,228,553
2.75%, 11/15/2042	19,282,000	19,179,460
2.75%, 8/15/2047	7,400,000	7,296,392
2.75%, 11/15/2047	17,200,000	16,956,582
2.88%, 5/15/2043	1,900,000	1,929,103
2.88%, 8/15/2045	3,700,000	3,749,413
2.88%, 11/15/2046	2,109,700	2,136,590
3.00%, 11/15/2044	1,464,000	1,518,164
3.00%, 5/15/2045	200,000	207,518
3.00%, 11/15/2045	2,900,000	3,009,905
3.00%, 2/15/2047	6,450,000	6,695,467
3.00%, 5/15/2047	10,200,000	10,574,106
3.00%, 2/15/2048	13,150,000	13,611,046
3.00%, 8/15/2048	20,450,000	21,177,188
3.00%, 2/15/2049	2,100,000	2,175,836
3.13%, 11/15/2041	2,518,000	2,678,535
3.13%, 2/15/2042	2,197,000	2,334,821
3.13%, 2/15/2043	1,240,000	1,313,878
3.13%, 8/15/2044	2,078,000	2,201,993
3.13%, 5/15/2048	14,000,000	14,849,384
3.38%, 5/15/2044	2,164,000	2,391,304
3.38%, 11/15/2048	9,500,000	10,576,064
3.50%, 2/15/2039	700,000	793,139
3.63%, 8/15/2043	3,950,000	4,538,240
3.63%, 2/15/2044	1,940,000	2,231,088
3.75%, 8/15/2041	150,000	175,485
3.75%, 11/15/2043	3,762,000	4,409,604
3.88%, 8/15/2040	150,000	178,610
4.25%, 11/15/2040	400,000	501,029
4.38%, 2/15/2038	2,235,000	2,827,386
4.38%, 11/15/2039	500,000	635,284
4.38%, 5/15/2040	10,350,000	13,166,246
4.38%, 5/15/2041	1,500,000	1,912,950
4.50%, 2/15/2036	850,000	1,076,320

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/15/2038	$5,000,000	$6,428,894
4.63%, 2/15/2040	28,270,000	37,110,170
4.75%, 2/15/2037	546,000	716,406
4.75%, 2/15/2041	5,400,000	7,223,033
5.25%, 11/15/2028	700,000	869,117
5.25%, 2/15/2029	250,000	311,725
5.50%, 8/15/2028	452,000	568,629
6.13%, 11/15/2027	686,000	884,573
6.25%, 8/15/2023	300,000	349,580
6.50%, 11/15/2026	1,054,000	1,357,338
6.88%, 8/15/2025	50,000	63,421
7.13%, 2/15/2023	800,000	943,695
7.50%, 11/15/2024	6,100,000	7,763,780
7.88%, 2/15/2021	172,000	189,406
8.75%, 5/15/2020	38,000	40,666
8.75%, 8/15/2020	345,000	374,433
Treasury Notes:
1.13%, 4/30/2020	400,000	394,631
1.13%, 2/28/2021	6,700,000	6,553,065
1.13%, 6/30/2021	400,000	390,292
1.13%, 9/30/2021	999,600	972,907
1.25%, 3/31/2021	4,105,600	4,024,587
1.25%, 10/31/2021	1,950,000	1,901,130
1.38%, 4/30/2020	1,015,000	1,004,036
1.38%, 5/31/2020	400,000	395,322
1.38%, 8/31/2020	4,905,000	4,836,990
1.38%, 9/15/2020	5,850,000	5,770,289
1.38%, 1/31/2021	1,000,000	983,182
1.38%, 4/30/2021	3,624,000	3,557,956
1.38%, 5/31/2021	600,000	588,620
1.38%, 6/30/2023	4,000,000	3,860,251
1.50%, 5/15/2020	3,100,000	3,070,169
1.50%, 6/15/2020	3,100,000	3,067,263
1.50%, 7/15/2020	10,850,000	10,729,409
1.50%, 8/15/2020	7,125,000	7,040,246
1.50%, 1/31/2022	850,000	832,738
1.50%, 2/28/2023	23,770,000	23,117,080
1.50%, 3/31/2023	1,796,000	1,745,505
1.50%, 8/15/2026	2,392,000	2,256,043
1.63%, 7/31/2020	250,000	247,513
1.63%, 10/15/2020	9,150,000	9,050,309
1.63%, 11/30/2020	2,000,000	1,976,914
1.63%, 8/15/2022	1,972,000	1,932,856
1.63%, 11/15/2022	3,964,000	3,880,341
1.63%, 5/31/2023	884,000	862,464
1.63%, 10/31/2023	4,730,000	4,603,576
1.63%, 2/15/2026	4,450,000	4,252,162
1.63%, 5/15/2026	300,000	286,130
1.75%, 10/31/2020	1,900,000	1,882,288
1.75%, 11/15/2020	9,825,000	9,733,239
1.75%, 12/31/2020	1,000,000	990,217
1.75%, 3/31/2022	500,000	492,945
1.75%, 5/15/2022	3,432,000	3,381,518
1.75%, 5/31/2022	3,650,000	3,596,067
1.75%, 6/30/2022	8,450,000	8,323,966
Security Description	Principal Amount	Value
1.75%, 9/30/2022	$2,470,000	$2,429,652
1.75%, 1/31/2023	2,100,000	2,062,470
1.75%, 5/15/2023	3,610,000	3,540,217
1.88%, 12/15/2020	20,400,000	20,247,155
1.88%, 1/31/2022	5,399,600	5,345,232
1.88%, 2/28/2022	3,750,000	3,711,478
1.88%, 3/31/2022	2,600,000	2,573,817
1.88%, 4/30/2022	4,850,000	4,797,862
1.88%, 7/31/2022	8,200,000	8,105,075
1.88%, 8/31/2022	2,330,000	2,302,409
1.88%, 9/30/2022	14,900,000	14,723,533
1.88%, 10/31/2022	47,000	46,418
1.88%, 8/31/2024	2,150,000	2,107,178
2.00%, 7/31/2020	634,000	630,933
2.00%, 9/30/2020	400,000	397,917
2.00%, 11/30/2020	3,300,000	3,281,774
2.00%, 1/15/2021	9,900,000	9,845,713
2.00%, 2/28/2021	518,000	515,054
2.00%, 5/31/2021	300,000	298,248
2.00%, 8/31/2021	1,913,600	1,901,620
2.00%, 10/31/2021	2,800,000	2,782,029
2.00%, 11/15/2021	1,103,800	1,096,935
2.00%, 12/31/2021	2,775,000	2,758,063
2.00%, 2/15/2022	780,000	775,011
2.00%, 10/31/2022	34,400,000	34,126,334
2.00%, 11/30/2022	5,045,000	5,003,795
2.00%, 2/15/2023	9,040,000	8,960,526
2.00%, 2/15/2025	3,206,000	3,153,710
2.00%, 8/15/2025	200,000	196,273
2.13%, 8/31/2020	994,000	990,764
2.13%, 1/31/2021	650,000	647,854
2.13%, 6/30/2021	1,000,000	996,838
2.13%, 8/15/2021	3,201,600	3,190,695
2.13%, 9/30/2021	475,000	473,467
2.13%, 12/31/2021	809,800	807,192
2.13%, 6/30/2022	500,000	498,319
2.13%, 12/31/2022	3,000,000	2,987,692
2.13%, 11/30/2023	2,000,000	1,989,149
2.13%, 2/29/2024	4,000,000	3,976,676
2.13%, 7/31/2024	2,600,000	2,581,429
2.13%, 9/30/2024	1,550,000	1,537,962
2.13%, 11/30/2024	7,000,000	6,941,309
2.13%, 5/15/2025	4,549,000	4,500,863
2.25%, 2/15/2021	10,900,000	10,888,648
2.25%, 3/31/2021 (d)	21,483,600	21,472,998
2.25%, 4/30/2021	1,000,000	999,381
2.25%, 7/31/2021	800,000	799,614
2.25%, 12/31/2023	1,854,000	1,854,001
2.25%, 1/31/2024	3,600,000	3,599,851
2.25%, 10/31/2024	10,000,000	9,984,776
2.25%, 11/15/2024	12,344,000	12,319,993
2.25%, 12/31/2024	15,000,000	14,973,176
2.25%, 11/15/2025	1,400,000	1,393,489
2.25%, 2/15/2027	9,176,000	9,106,843
2.25%, 8/15/2027	6,600,000	6,537,202

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 11/15/2027	$19,050,000	$18,849,218
2.38%, 12/31/2020	2,542,000	2,544,047
2.38%, 3/15/2021	12,100,000	12,120,587
2.38%, 4/15/2021	6,925,000	6,937,852
2.38%, 1/31/2023	14,900,000	14,976,585
2.38%, 2/29/2024	3,500,000	3,523,057
2.38%, 8/15/2024	2,955,000	2,970,050
2.38%, 5/15/2027	12,600,000	12,613,084
2.50%, 5/31/2020	4,275,000	4,280,807
2.50%, 6/30/2020	8,550,000	8,561,579
2.50%, 12/31/2020	35,300,000	35,406,956
2.50%, 1/31/2021	3,500,000	3,512,110
2.50%, 2/28/2021	3,200,000	3,212,508
2.50%, 1/15/2022	13,500,000	13,592,079
2.50%, 2/15/2022	2,750,000	2,770,184
2.50%, 3/31/2023	7,300,000	7,373,726
2.50%, 8/15/2023	2,308,000	2,332,728
2.50%, 1/31/2024	20,700,000	20,940,867
2.50%, 5/15/2024	9,694,000	9,805,344
2.50%, 1/31/2025	15,650,000	15,829,982
2.63%, 7/31/2020	10,400,000	10,433,743
2.63%, 8/15/2020	4,374,000	4,388,057
2.63%, 8/31/2020	10,600,000	10,636,573
2.63%, 11/15/2020	11,696,000	11,746,790
2.63%, 5/15/2021	7,400,000	7,452,110
2.63%, 6/15/2021	4,900,000	4,938,716
2.63%, 7/15/2021	6,050,000	6,097,886
2.63%, 12/15/2021	10,025,000	10,125,149
2.63%, 2/28/2023	14,050,000	14,254,002
2.63%, 6/30/2023	8,700,000	8,835,828
2.63%, 12/31/2023	9,200,000	9,356,729
2.63%, 3/31/2025	3,210,000	3,268,892
2.63%, 12/31/2025	11,000,000	11,210,090
2.63%, 1/31/2026	20,800,000	21,199,763
2.63%, 2/15/2029	19,650,000	20,012,474
2.75%, 9/30/2020	10,750,000	10,811,654
2.75%, 11/30/2020	19,200,000	19,329,532
2.75%, 8/15/2021	6,350,000	6,420,973
2.75%, 9/15/2021	6,300,000	6,374,037
2.75%, 4/30/2023	17,000,000	17,336,036
2.75%, 5/31/2023	30,350,000	30,964,268
2.75%, 7/31/2023	4,150,000	4,236,918
2.75%, 8/31/2023	17,100,000	17,465,159
2.75%, 11/15/2023	10,383,000	10,609,523
2.75%, 2/15/2024	4,618,000	4,723,892
2.75%, 2/28/2025	10,000,000	10,252,255
2.75%, 6/30/2025	10,500,000	10,770,276
2.75%, 8/31/2025	6,600,000	6,771,057
2.88%, 10/31/2020	32,300,000	32,562,075
2.88%, 10/15/2021	7,050,000	7,156,852
2.88%, 11/15/2021	10,000,000	10,156,550
2.88%, 9/30/2023	14,100,000	14,478,646
2.88%, 10/31/2023	7,750,000	7,961,709
2.88%, 11/30/2023	11,750,000	12,081,630
2.88%, 4/30/2025	2,100,000	2,168,467
Security Description	Principal Amount	Value
2.88%, 5/31/2025	$10,200,000	$10,532,271
2.88%, 7/31/2025	7,050,000	7,284,565
2.88%, 11/30/2025	10,000,000	10,341,659
2.88%, 5/15/2028	15,600,000	16,205,341
2.88%, 8/15/2028	13,300,000	13,819,690
3.00%, 9/30/2025	5,200,000	5,414,412
3.00%, 10/31/2025	25,000,000	26,036,396
3.13%, 5/15/2021	348,400	354,364
3.13%, 11/15/2028	13,100,000	13,897,157
3.50%, 5/15/2020	1,455,000	1,472,585
3.63%, 2/15/2021	11,356,000	11,627,768
U.S. Treasury Notes:
1.63%, 8/31/2022	9,000,000	8,819,587
1.63%, 4/30/2023	1,100,000	1,073,635
2.75%, 2/15/2028	5,550,000	5,708,720
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,390,982,635)		1,408,696,690
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	152,962
California, State General Obligation:
2.80%, 4/1/2021	135,000	136,219
3.38%, 4/1/2025	155,000	161,628
3.50%, 4/1/2028	200,000	210,070
4.50%, 4/1/2033	250,000	270,462
4.60%, 4/1/2038	150,000	159,804
7.30%, 10/1/2039	295,000	426,874
7.35%, 11/1/2039	110,000	160,109
7.50%, 4/1/2034	275,000	397,004
7.55%, 4/1/2039	297,000	451,060
7.63%, 3/1/2040	90,000	136,321
California, State University Series B, 3.90%, 11/1/2047	100,000	100,142
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	218,796
6.60%, 7/1/2050	260,000	389,602
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	184,393
Series RY, 6.76%, 7/1/2034	250,000	332,635
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F, 6.26%, 4/1/2049	235,000	335,136
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	166,729
University of California:
Series AD, 4.86%, 5/15/2112	450,000	506,268
Series AQ, 4.77%, 5/15/2115	75,000	82,468

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series AX, 3.06%, 7/1/2025	$100,000	$101,762
Series BD, 3.35%, 7/1/2029	300,000	308,340
		5,388,784
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	109,654
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	196,945
6.66%, 4/1/2057	99,000	118,995
7.06%, 4/1/2057	300,000	354,465
		670,405
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.47%, 1/1/2049	500,000	549,250
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	91,922
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	94,630
City of Chicago IL:
Series B, 6.31%, 1/1/2044	100,000	101,498
Series B, 7.38%, 1/1/2033	35,000	39,039
Series B, 7.75%, 1/1/2042	41,000	52,357
Sales Tax Securitization Corp.:
Series A, 4.64%, 1/1/2040	100,000	105,345
Series A, 4.79%, 1/1/2048	100,000	107,621
Series B, 3.82%, 1/1/2048	100,000	93,061
State of Illinois:
4.95%, 6/1/2023	300,000	308,526
5.10%, 6/1/2033	670,000	658,355
7.35%, 7/1/2035	500,000	568,115
		2,769,719
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series H, 4.93%, 4/15/2045	50,000	57,684
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	115,036
5.46%, 12/1/2039	400,000	493,952
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	63,080
		672,068
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	120,123
Security Description	Principal Amount	Value
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	$190,000	$187,800
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Series A, 7.43%, 2/15/2029	275,000	338,786
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	103,827
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	473,876
Rutgers, State University of New Jersey 5.67%, 5/1/2040	205,000	254,256
		1,170,745
NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	286,025
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	121,402
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	105,106
Series A2, 5.21%, 10/1/2031	100,000	116,233
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	202,428
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	126,604
New York, State Urban Development Corp. Series B, 3.90%, 3/15/2033	250,000	260,157
Port Authority of New York & New Jersey:
4.03%, 9/1/2048	350,000	377,923
4.93%, 10/1/2051	220,000	265,472
Series 192, 4.81%, 10/15/2065	150,000	176,457
Series 20, 4.23%, 10/15/2057	125,000	134,516
		2,172,323
OHIO — 0.0% (a)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	120,609
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	331,934
		452,543

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	$100,000	$117,530
PENNSYLVANIA — 0.0% (a)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	95,024
State Public School Building Authority 5.00%, 9/15/2027	95,000	105,006
		200,030
SOUTH CAROLINA — 0.0% (a)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	96,829
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue 4.05%, 7/1/2026	10,000	10,565
TEXAS — 0.0% (a)
City of Houston TX:
3.96%, 3/1/2047	700,000	718,690
6.29%, 3/1/2032	100,000	119,447
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	218,457
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	74,406
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	100,078
Texas, State General Obligation 5.52%, 4/1/2039	100,000	127,428
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	129,218
University of Texas System Series A, 3.35%, 8/15/2047	100,000	95,209
		1,582,933
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	242,752
WISCONSIN — 0.0% (a)
State of Wisconsin Series C, 3.15%, 5/1/2027	160,000	160,888
TOTAL MUNICIPAL BONDS & NOTES (Cost $15,364,590)		16,183,375
Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 1.1%
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	$430,000	$436,619
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	301,005
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	419,886
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060	286,660	308,688
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061	400,000	435,941
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051	695,000	730,013
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	325,259
CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	255,000	259,293
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	364,701
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	505,366
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	511,521
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,249,157
Series 2015-P1, Class A2, 3.04%, 9/15/2048	1,021,250	1,021,753
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	509,382
COMM Mortgage Trust:
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	490,105	488,806
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,540,188
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	331,057	335,952
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	520,472
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	517,626
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	455,000	466,124
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	662,267
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,073,336

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	$500,000	$522,288
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	505,087
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	506,130
Series 2018-C14, Class A4, 4.42%, 11/15/2051	500,000	543,779
Series 2018-CX12, Class A4, 4.22%, 8/15/2051	500,000	538,393
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,635,374
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	1,000,000	1,017,614
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	506,713
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	507,005
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	167,611	168,802
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	504,490
Series 2013-C16, Class AS, 4.52%, 12/15/2046	1,000,000	1,062,651
Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,300,592
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	500,000	511,143
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,558,007
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	507,238
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	512,048
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class ASB, 3.49%, 3/15/2050	500,000	512,716
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, 3.96%, 8/15/2046	500,000	521,631
Series 2013-C7, Class B, 3.77%, 2/15/2046	500,000	506,783
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	512,214
Security Description	Principal Amount	Value
Series 2015-C26, Class A5, 3.53%, 10/15/2048	$1,000,000	$1,025,021
Series 2016-C29, Class A2, 2.79%, 5/15/2049	450,000	448,767
Series 2013-C10, Class A3, VRN, 3.97%, 7/15/2046 (c)	473,444	495,277
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	770,897
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	500,000	513,200
Series 2018-H3, Class A5, 4.18%, 7/15/2051	500,000	535,881
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	332,627
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	514,391
Series 2018-C10, Class A4, 4.31%, 5/15/2051	500,000	539,775
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	316,653
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	405,357
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	518,759
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	543,000	556,836
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,383,935
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	507,746
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	303,408
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	503,734
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	535,979
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/2044	320,000	325,653
Series 2012-C9, Class A3, 2.87%, 11/15/2045	198,875	198,791
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	287,288	287,270
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	669,032
Series 2014-C20, Class A3, 3.64%, 5/15/2047	352,430	356,041

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-C16, Class B, VRN, 5.03%, 9/15/2046 (c)	$2,000,000	$2,137,198
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	528,869
TOTAL MORTGAGE-BACKED SECURITIES (Cost $41,721,809)		42,155,150
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
BENCHMARK Mortgage Trust Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	363,832
GS Mortgage Securities Trust Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	792,620
UBS Commercial Mortgage Trust Series 2018-C14, Class A3, 4.18%, 12/15/2051	1,500,000	1,612,063
Wells Fargo Commercial Mortgage Trust Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	846,871
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,507,845)		3,615,386
	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i)	82,183,444	82,183,444
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	10,654,524	10,654,524
TOTAL SHORT-TERM INVESTMENTS (Cost $92,837,968)		92,837,968
TOTAL INVESTMENTS — 101.6% (Cost $3,708,059,805)		3,748,354,762
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(59,929,336)
NET ASSETS — 100.0%		$3,688,425,426

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
(j)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
IO	= Interest Only
ISDA	= International Swaps and Derivatives Association
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust
VRN	= Variable Rate Note

See accompanying notes to schedules of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$943,617,179	$—	$943,617,179
Asset-Backed Securities	—	19,243,306	—	19,243,306
Foreign Government Obligations	—	134,777,258	—	134,777,258
U.S. Government Agency Obligations	—	1,087,228,450	—	1,087,228,450
U.S. Treasury Obligations	—	1,408,696,690	—	1,408,696,690
Municipal Bonds & Notes	—	16,183,375	—	16,183,375
Mortgage-Backed Securities	—	42,155,150	—	42,155,150
Commercial Mortgage Backed Securities	—	3,615,386	—	3,615,386
Short-Term Investments	92,837,968	—	—	92,837,968
TOTAL INVESTMENTS	$92,837,968	$3,655,516,794	$—	$3,748,354,762
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	257,454,873	$257,454,873	$489,957,279	$665,228,708	$—	$—	82,183,444	$82,183,444	$2,112,314	$—
State Street Navigator Securities Lending Government Money Market Portfolio	23,059,826	23,059,826	190,605,080	203,010,382	—	—	10,654,524	10,654,524	61,710	—
Total		$280,514,699	$680,562,359	$868,239,090	$—	$—		$92,837,968	$2,174,024	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.4%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020	$835,000	$842,515
3.75%, 10/1/2021	925,000	939,476
3.75%, 2/15/2023 (a)	815,000	828,203
4.20%, 4/15/2024 (a)	497,000	511,343
4.65%, 10/1/2028	425,000	442,710
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	2,663,000	2,641,030
3.63%, 5/1/2022	1,482,000	1,508,231
3.65%, 11/1/2024	782,000	789,359
4.45%, 8/15/2020	495,000	505,841
WPP Finance 2010:
3.63%, 9/7/2022	593,000	594,927
3.75%, 9/19/2024	560,500	552,132
4.75%, 11/21/2021	860,000	888,681
		11,044,448
AEROSPACE & DEFENSE — 1.8%
Boeing Co:
2.80%, 3/1/2024	790,000	790,790
8.75%, 8/15/2021	1,000,000	1,132,630
Boeing Co.:
1.65%, 10/30/2020	444,000	436,021
1.88%, 6/15/2023	438,000	420,848
2.13%, 3/1/2022	492,000	483,242
2.25%, 6/15/2026	283,000	267,472
2.35%, 10/30/2021	260,000	257,273
2.60%, 10/30/2025	250,000	243,160
2.80%, 3/1/2023	545,000	546,014
2.80%, 3/1/2027	587,000	571,092
2.85%, 10/30/2024	507,000	504,795
3.25%, 3/1/2028	510,000	511,571
3.45%, 11/1/2028	729,000	742,763
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	1,742,000	1,837,078
5.40%, 2/1/2027	855,000	921,510
Embraer SA 5.15%, 6/15/2022	289,000	300,606
General Dynamics Corp.:
1.88%, 8/15/2023	630,000	609,223
2.13%, 8/15/2026	1,402,000	1,323,796
2.25%, 11/15/2022	793,000	782,881
2.38%, 11/15/2024	1,156,000	1,130,510
2.63%, 11/15/2027	611,000	591,656
2.88%, 5/11/2020	1,202,000	1,206,231
3.00%, 5/11/2021	1,545,000	1,558,828
3.38%, 5/15/2023	820,000	843,222
3.50%, 5/15/2025	897,000	929,104
3.75%, 5/15/2028 (a)	697,000	735,154
3.88%, 7/15/2021	594,000	608,957
Security Description	Principal Amount	Value
Harris Corp.:
2.70%, 4/27/2020	$810,000	$808,015
3.83%, 4/27/2025	662,000	678,173
4.40%, 6/15/2028	615,000	646,648
L3 Technologies, Inc.:
3.85%, 6/15/2023	538,000	554,382
3.85%, 12/15/2026	665,000	675,879
3.95%, 5/28/2024	429,000	440,377
4.40%, 6/15/2028	1,552,000	1,629,709
4.95%, 2/15/2021	628,000	649,120
Lockheed Martin Corp.:
2.50%, 11/23/2020	1,484,000	1,479,578
2.90%, 3/1/2025	731,000	729,582
3.10%, 1/15/2023	587,000	593,451
3.35%, 9/15/2021	1,060,000	1,076,716
3.55%, 1/15/2026	2,240,000	2,313,718
Northrop Grumman Corp.:
2.08%, 10/15/2020	787,000	779,870
2.55%, 10/15/2022	2,037,000	2,016,223
2.93%, 1/15/2025	1,551,000	1,529,798
3.20%, 2/1/2027	860,000	845,492
3.25%, 8/1/2023	1,433,000	1,451,070
3.25%, 1/15/2028	2,528,000	2,485,176
3.50%, 3/15/2021	559,000	567,307
Raytheon Co.:
2.50%, 12/15/2022	1,136,000	1,131,774
3.13%, 10/15/2020	976,000	985,496
3.15%, 12/15/2024	345,000	351,341
7.20%, 8/15/2027	155,000	200,252
Rockwell Collins, Inc.:
2.80%, 3/15/2022	1,322,000	1,317,598
3.20%, 3/15/2024	942,000	936,103
3.50%, 3/15/2027	1,486,000	1,467,514
3.70%, 12/15/2023	828,000	844,121
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	419,000	402,387
3.95%, 6/15/2023	990,000	1,006,068
4.60%, 6/15/2028	761,000	763,740
United Technologies Corp.:
1.90%, 5/4/2020	1,330,000	1,319,387
1.95%, 11/1/2021	672,000	658,775
2.30%, 5/4/2022	301,000	296,151
2.65%, 11/1/2026	1,186,000	1,129,653
2.80%, 5/4/2024	1,634,000	1,613,085
3.10%, 6/1/2022	2,835,000	2,853,314
3.13%, 5/4/2027	811,000	792,598
3.35%, 8/16/2021	416,000	421,479
3.65%, 8/16/2023	4,632,000	4,753,405
3.95%, 8/16/2025	2,285,000	2,374,366
4.13%, 11/16/2028	3,281,000	3,411,649
4.50%, 4/15/2020	4,140,000	4,215,886
6.70%, 8/1/2028	500,000	613,975
		76,096,828
AGRICULTURE — 1.2%
Altria Group, Inc.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 9/16/2026	$1,033,000	$953,118
2.85%, 8/9/2022	984,000	981,078
2.95%, 5/2/2023 (a)	200,000	198,742
3.49%, 2/14/2022	1,635,000	1,660,277
3.80%, 2/14/2024	1,115,000	1,134,735
4.00%, 1/31/2024	3,797,000	3,903,544
4.40%, 2/14/2026	1,835,000	1,889,316
4.75%, 5/5/2021	1,669,000	1,731,788
4.80%, 2/14/2029	2,755,000	2,838,780
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,212,000	1,163,108
3.38%, 3/15/2022	1,035,000	1,057,532
4.48%, 3/1/2021	162,000	167,941
BAT Capital Corp.:
2.30%, 8/14/2020	1,669,000	1,652,060
2.76%, 8/15/2022	4,129,000	4,059,302
3.22%, 8/15/2024	2,992,000	2,922,526
3.56%, 8/15/2027	5,715,000	5,411,076
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	613,000	604,124
3.25%, 8/15/2026	560,000	502,914
3.50%, 11/24/2020	331,000	332,622
3.75%, 9/25/2027	510,000	462,952
4.35%, 3/15/2024	1,228,000	1,243,448
Philip Morris International, Inc.:
1.88%, 2/25/2021	706,000	696,660
2.13%, 5/10/2023	741,000	720,771
2.38%, 8/17/2022	1,388,000	1,370,178
2.50%, 8/22/2022	1,199,000	1,187,849
2.50%, 11/2/2022	825,000	817,121
2.63%, 2/18/2022	764,000	762,396
2.63%, 3/6/2023	920,000	913,404
2.75%, 2/25/2026	987,000	958,407
2.90%, 11/15/2021	456,000	458,731
3.13%, 8/17/2027	615,000	603,001
3.13%, 3/2/2028	38,000	36,994
3.25%, 11/10/2024	830,000	840,807
3.38%, 8/11/2025	681,000	689,655
3.60%, 11/15/2023	343,000	352,930
4.13%, 5/17/2021	600,000	616,908
Reynolds American, Inc.:
3.25%, 6/12/2020	713,000	714,547
4.00%, 6/12/2022	767,000	783,828
4.45%, 6/12/2025	2,970,000	3,052,417
4.85%, 9/15/2023	314,000	331,066
6.88%, 5/1/2020	870,000	904,756
		51,683,409
AIRLINES — 0.4%
American Airlines 2013-1 Pass Through Trust Class A, 4.00%, 1/15/2027	1,615,966	1,640,916
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	1,200,446	1,241,862
Security Description	Principal Amount	Value
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	$303,321	$303,994
American Airlines 2015-1 Pass Through Trust, Class A Series A, 3.38%, 11/1/2028	604,501	594,375
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	158,512	158,162
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	107,940	105,277
American Airlines 2016-3 Pass Through Trust Series AA, Class AA, 3.00%, 4/15/2030	595,724	573,593
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	442,800	444,208
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	522,468	509,814
Continental Airlines 2007-1 Pass Through Trust Series 071A, Class A, 5.98%, 10/19/2023	612,749	644,606
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	92,621	94,637
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	701,294	714,471
Delta Air Lines 2007-1 Pass Through Trust Series 071A, Class A, 6.82%, 2/10/2024	223,251	243,618
Delta Air Lines 2019-1 Pass Through Trust Series AA, Class AA, 3.20%, 10/25/2025	250,000	254,253
Delta Air Lines, Inc.:
2.60%, 12/4/2020	799,000	792,544
3.40%, 4/19/2021	561,000	563,788
3.63%, 3/15/2022	2,686,000	2,701,713
3.80%, 4/19/2023	244,000	246,843
4.38%, 4/19/2028	794,000	779,549
Latam Airlines 2015-1 Pass Through Trust Class A, 4.20%, 8/15/2029	332,545	327,115
Southwest Airlines Co.:
2.65%, 11/5/2020	1,066,000	1,063,644
2.75%, 11/16/2022	95,000	94,515

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/15/2026	$535,000	$516,789
3.45%, 11/16/2027	425,000	421,774
Spirit Airlines Pass Through Trust 2015-1A Series A, 4.10%, 10/1/2029	423,809	430,599
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	357,681	369,520
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	813,610	829,557
United Airlines 2014-2 Pass Through Trust Class A Series A, 3.75%, 3/3/2028	1,293,526	1,306,668
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	732,074	713,179
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	379,288	383,991
		19,065,574
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	545,000	540,073
2.38%, 11/1/2026	774,000	747,018
Ralph Lauren Corp.:
2.63%, 8/18/2020	354,000	353,459
3.75%, 9/15/2025	707,000	726,195
VF Corp. 3.50%, 9/1/2021	521,000	530,472
		2,897,217
AUTO MANUFACTURERS — 2.6%
American Honda Finance Corp.:
3.55%, 1/12/2024	1,511,000	1,556,360
Series GMTN, 1.70%, 9/9/2021 (a)	1,003,000	980,031
Series GMTN, 2.30%, 9/9/2026	1,121,000	1,060,903
Series GMTN, 2.65%, 2/12/2021	805,000	804,493
Series GMTN, 3.00%, 6/16/2020	1,000,000	1,003,930
Series GMTN, 3.15%, 1/8/2021	472,000	476,003
Series GMTN, 3.45%, 7/14/2023	432,000	443,703
Series GMTN, 3.50%, 2/15/2028	197,000	201,598
Series MTN, 1.65%, 7/12/2021 (a)	557,000	544,278
Series MTN, 1.95%, 7/20/2020	608,000	602,333
Security Description	Principal Amount	Value
Series MTN, 2.45%, 9/24/2020	$3,688,000	$3,674,723
Series MTN, 2.60%, 11/16/2022	322,000	320,947
Series MTN, 2.90%, 2/16/2024	659,000	659,923
Series MTN, 3.38%, 12/10/2021	1,100,000	1,117,919
Series MTN, 3.63%, 10/10/2023	437,000	451,998
Ford Motor Co.:
4.35%, 12/8/2026 (a)	1,754,000	1,625,327
6.63%, 10/1/2028	500,000	520,830
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	508,000	496,392
2.43%, 6/12/2020	317,000	312,600
2.98%, 8/3/2022	983,000	937,969
3.10%, 5/4/2023	1,706,000	1,595,792
3.16%, 8/4/2020	457,000	453,815
3.20%, 1/15/2021	5,397,000	5,317,448
3.22%, 1/9/2022	491,000	476,786
3.34%, 3/18/2021	2,465,000	2,426,669
3.34%, 3/28/2022	1,247,000	1,209,253
3.47%, 4/5/2021	340,000	335,702
3.66%, 9/8/2024	866,000	799,708
3.81%, 10/12/2021	735,000	727,665
3.81%, 1/9/2024	1,095,000	1,036,538
3.82%, 11/2/2027	721,000	630,565
4.13%, 8/4/2025	1,390,000	1,284,749
4.14%, 2/15/2023	320,000	312,422
4.25%, 9/20/2022	901,000	894,071
4.38%, 8/6/2023	1,074,000	1,051,296
4.69%, 6/9/2025	1,100,000	1,049,224
5.09%, 1/7/2021	325,000	330,824
5.58%, 3/18/2024	1,675,000	1,699,740
5.60%, 1/7/2022	1,500,000	1,546,065
5.75%, 2/1/2021	1,195,000	1,229,093
5.88%, 8/2/2021	3,084,000	3,190,429
Series GMTN, 4.39%, 1/8/2026	1,384,000	1,283,715
General Motors Co.:
4.00%, 4/1/2025	125,000	123,566
4.20%, 10/1/2027	889,000	855,582
4.88%, 10/2/2023	955,000	995,244
5.00%, 10/1/2028	975,000	973,167
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	868,000	858,157
2.65%, 4/13/2020	342,000	340,218
3.15%, 6/30/2022	1,351,000	1,337,422
3.20%, 7/13/2020	742,000	743,796
3.20%, 7/6/2021	2,232,000	2,225,192
3.25%, 1/5/2023	905,000	889,733
3.45%, 1/14/2022	1,731,000	1,734,099
3.45%, 4/10/2022	2,028,000	2,030,008
3.50%, 11/7/2024	590,000	570,689

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 4/9/2021	$687,000	$690,696
3.70%, 11/24/2020	551,000	555,325
3.70%, 5/9/2023	1,209,000	1,203,342
3.85%, 1/5/2028	1,964,000	1,816,641
3.95%, 4/13/2024	695,000	689,197
4.00%, 1/15/2025	1,892,000	1,857,414
4.00%, 10/6/2026	987,000	946,257
4.15%, 6/19/2023	2,047,000	2,070,745
4.20%, 3/1/2021	2,002,000	2,030,569
4.20%, 11/6/2021	1,830,000	1,862,885
4.25%, 5/15/2023	862,000	875,361
4.30%, 7/13/2025	515,000	512,816
4.35%, 4/9/2025	1,347,000	1,342,501
4.35%, 1/17/2027	2,177,000	2,113,040
4.38%, 9/25/2021	1,479,000	1,510,414
5.10%, 1/17/2024	2,600,000	2,707,016
5.25%, 3/1/2026	2,239,000	2,309,372
5.65%, 1/17/2029	750,000	775,673
PACCAR Financial Corp.:
3.15%, 8/9/2021	536,000	541,971
3.40%, 8/9/2023	622,000	630,739
Series MTN, 2.05%, 11/13/2020	196,000	194,028
Series MTN, 2.30%, 8/10/2022	430,000	423,030
Series MTN, 2.80%, 3/1/2021	390,000	390,920
Series MTN, 3.10%, 5/10/2021	170,000	171,345
Toyota Motor Corp.:
3.18%, 7/20/2021	768,000	776,993
3.42%, 7/20/2023 (a)	1,179,000	1,212,236
3.67%, 7/20/2028	576,000	602,185
Toyota Motor Credit Corp.:
3.05%, 1/8/2021	1,000,000	1,009,240
3.35%, 1/8/2024 (a)	1,102,000	1,132,294
3.65%, 1/8/2029 (a)	782,000	814,367
Series GMTN, 1.90%, 4/8/2021	823,000	812,655
Series GMTN, 2.70%, 1/11/2023	907,000	908,406
Series GMTN, 2.80%, 7/13/2022	484,000	487,180
Series GMTN, 3.05%, 1/11/2028	560,000	559,910
Series GMTN, 3.45%, 9/20/2023	900,000	926,820
Series MTN, 2.15%, 9/8/2022	974,000	961,299
Series MTN, 2.25%, 10/18/2023 (a)	468,000	458,546
Series MTN, 2.60%, 1/11/2022	3,380,000	3,381,284
Series MTN, 2.63%, 1/10/2023	1,063,000	1,060,183
Series MTN, 2.75%, 5/17/2021	752,000	754,294
Security Description	Principal Amount	Value
Series MTN, 2.90%, 4/17/2024	$546,000	$549,473
Series MTN, 2.95%, 4/13/2021	1,060,000	1,068,342
Series MTN, 3.20%, 1/11/2027	896,000	910,345
Series MTN, 3.30%, 1/12/2022	2,440,000	2,484,310
Series MTN, 3.40%, 9/15/2021	1,840,000	1,876,303
Series MTN, 3.40%, 4/14/2025	521,000	537,193
Series MTN, 4.25%, 1/11/2021	345,000	354,826
Series MTN, 4.50%, 6/17/2020	814,000	832,527
		113,043,210
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	827,000	852,505
Aptiv PLC 4.25%, 1/15/2026	337,000	346,891
Aptiv PLC 4.35%, 3/15/2029	965,000	981,656
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	326,000	323,239
Harman International Industries, Inc. 4.15%, 5/15/2025	518,000	532,535
Lear Corp.:
3.80%, 9/15/2027	944,000	906,731
5.25%, 1/15/2025	543,000	565,247
5.38%, 3/15/2024	960,000	985,238
Magna International, Inc.:
3.63%, 6/15/2024	735,000	748,884
4.15%, 10/1/2025	1,202,000	1,258,626
		7,501,552
BANKS — 29.1%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	325,000	328,042
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	705,000	700,002
2.63%, 5/19/2022	242,000	240,185
3.30%, 5/17/2021	1,395,000	1,409,424
Series MTN, 2.13%, 8/19/2020	700,000	694,505
Series MTN, 2.25%, 11/9/2020	937,000	930,179
Series MTN, 2.30%, 6/1/2021	874,000	864,840
Series MTN, 2.63%, 11/9/2022	1,200,000	1,188,648
Series MTN, 2.70%, 11/16/2020	982,000	980,881

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.70%, 11/16/2025	$907,000	$936,205
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	937,000	937,815
Banco Santander SA:
3.13%, 2/23/2023	778,000	768,656
3.50%, 4/11/2022	987,000	996,090
3.80%, 2/23/2028	1,153,000	1,116,980
3.85%, 4/12/2023	700,000	707,378
4.25%, 4/11/2027	3,559,000	3,581,279
4.38%, 4/12/2028	1,075,000	1,087,105
5.18%, 11/19/2025	985,000	1,038,387
Bancolombia SA 5.95%, 6/3/2021	925,000	974,682
Bank of America Corp.:
4.10%, 7/24/2023	2,185,000	2,285,182
5.70%, 1/24/2022	689,000	741,998
5.88%, 1/5/2021	220,000	231,561
6.22%, 9/15/2026	486,000	545,292
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (b)	4,950,000	4,929,903
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	1,308,000	1,328,287
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	6,644,000	6,613,969
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	3,865,000	3,863,725
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	1,429,000	1,422,212
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	8,448,000	8,268,396
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	2,496,000	2,505,085
Series GMTN, 2.63%, 4/19/2021	2,431,000	2,424,388
Series GMTN, 3.30%, 1/11/2023	6,101,000	6,179,520
Series GMTN, 3.50%, 4/19/2026	2,667,000	2,689,509
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	3,011,000	2,991,579
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	3,295,000	3,270,485
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	2,760,000	2,750,726
Series L, 3.95%, 4/21/2025	2,396,000	2,441,260
Security Description	Principal Amount	Value
Series L, 4.18%, 11/25/2027	$2,526,000	$2,564,244
Series MTN, 2.15%, 11/9/2020	2,405,000	2,381,936
Series MTN, 2.50%, 10/21/2022	2,504,000	2,467,567
Series MTN, 2.63%, 10/19/2020	2,562,000	2,554,442
Series MTN, 3.25%, 10/21/2027	1,744,000	1,707,236
Series MTN, 3.88%, 8/1/2025	1,299,000	1,344,803
Series MTN, 4.00%, 4/1/2024	3,139,000	3,268,484
Series MTN, 4.00%, 1/22/2025	3,307,000	3,371,321
Series MTN, 4.13%, 1/22/2024	3,534,000	3,697,165
Series MTN, 4.20%, 8/26/2024	2,882,000	2,982,467
Series MTN, 4.25%, 10/22/2026	2,896,000	2,966,923
Series MTN, 4.45%, 3/3/2026	1,958,000	2,040,256
Series MTN, 5.00%, 5/13/2021	1,462,000	1,527,761
Series MTN, 5.63%, 7/1/2020	3,150,000	3,260,754
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (b)	1,729,000	1,713,197
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (b)	1,904,000	1,926,220
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	3,005,000	3,088,719
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	3,500,000	3,540,880
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	2,717,000	2,768,297
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	1,898,000	1,878,166
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	3,533,000	3,542,009
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	2,625,000	2,675,951
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	2,060,000	2,143,574
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	3,138,000	3,178,355
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (b)	1,045,000	1,056,955
Bank of Montreal:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b)	$40,000	$40,798
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	996,000	965,911
Series D, 3.10%, 4/13/2021	1,522,000	1,535,181
Series E, 3.30%, 2/5/2024	2,210,000	2,231,260
Series MTN, 1.90%, 8/27/2021	2,336,000	2,293,788
Series MTN, 2.10%, 6/15/2020	1,417,000	1,408,115
Series MTN, 2.35%, 9/11/2022	1,268,000	1,253,583
Series MTN, 2.55%, 11/6/2022	1,182,000	1,174,695
Series MTN, 2.90%, 3/26/2022	3,250,000	3,254,485
Series MTN, 3.10%, 7/13/2020	1,135,000	1,141,572
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	421,000	429,938
3.55%, 9/23/2021	930,000	949,353
Series 0012, 3.65%, 2/4/2024	956,000	987,797
Series G, 3.00%, 2/24/2025	841,000	841,597
Series MTN, 2.05%, 5/3/2021	739,000	729,496
Series MTN, 2.20%, 8/16/2023	845,000	821,932
Series MTN, 2.45%, 11/27/2020	1,037,000	1,033,982
Series MTN, 2.45%, 8/17/2026	566,000	542,590
Series MTN, 2.50%, 4/15/2021	1,115,000	1,111,566
Series MTN, 2.60%, 8/17/2020	9,520,000	9,519,619
Series MTN, 2.60%, 2/7/2022	1,479,000	1,477,329
Series MTN, 2.80%, 5/4/2026	768,000	754,552
Series MTN, 2.95%, 1/29/2023	1,061,000	1,065,987
Series MTN, 3.00%, 10/30/2028	395,000	384,683
Series MTN, 3.25%, 9/11/2024	569,000	576,295
Series MTN, 3.25%, 5/16/2027	1,313,000	1,324,659
Series MTN, 3.40%, 1/29/2028	763,000	778,214
Series MTN, 3.45%, 8/11/2023	1,152,000	1,180,708
Series MTN, 3.50%, 4/28/2023	743,000	761,456
Series MTN, 3.85%, 4/28/2028	570,000	605,676
Series MTN, 3.95%, 11/18/2025	540,000	568,474
Series MTN, 4.15%, 2/1/2021	250,000	256,588
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	$1,036,000	$1,030,281
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	644,000	654,291
Bank of Nova Scotia:
2.35%, 10/21/2020	1,012,000	1,007,325
2.70%, 3/7/2022	3,177,000	3,178,716
2.80%, 7/21/2021	869,000	870,495
3.40%, 2/11/2024 (a)	3,450,000	3,495,091
4.38%, 1/13/2021	421,000	433,377
4.50%, 12/16/2025	1,467,000	1,527,675
3 Month USD LIBOR + 2.65%, 4.65%, 10/12/2022 (b)	100,000	92,045
Series BKNT, 2.15%, 7/14/2020	1,181,000	1,173,879
Series BKNT, 2.45%, 3/22/2021	1,477,000	1,469,438
Series BKNT, 2.45%, 9/19/2022	1,249,000	1,237,559
Series BKNT, 2.50%, 1/8/2021	976,000	972,867
Series BKNT, 3.13%, 4/20/2021	1,088,000	1,095,660
Bank One Corp.:
7.63%, 10/15/2026	459,000	569,614
7.75%, 7/15/2025	45,000	54,598
8.00%, 4/29/2027	433,000	550,066
BankUnited, Inc. 4.88%, 11/17/2025	1,850,000	1,919,911
Barclays Bank PLC:
2.65%, 1/11/2021	3,110,000	3,087,670
5.14%, 10/14/2020	3,377,000	3,475,034
Series BKNT, 3.75%, 5/15/2024	22,000	22,166
Barclays PLC:
2.88%, 6/8/2020	909,000	906,927
3.20%, 8/10/2021	977,000	976,697
3.25%, 1/12/2021	1,532,000	1,530,437
3.65%, 3/16/2025	2,155,000	2,107,999
3.68%, 1/10/2023	4,588,000	4,583,596
4.34%, 1/10/2028	1,895,000	1,877,054
4.38%, 1/12/2026	2,479,000	2,494,965
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	1,460,000	1,474,717
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (b)	6,625,000	6,762,866
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	989,000	1,021,053
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	1,930,000	1,903,057

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.15%, 2/1/2021	$399,000	$395,006
Series MTN, 2.63%, 6/29/2020	789,000	788,132
Series MTN, 2.75%, 4/1/2022	642,000	641,987
Series MTN, 2.85%, 10/26/2024	3,884,000	3,860,851
Series MTN, 3.05%, 6/20/2022	3,250,000	3,271,742
Series MTN, 3.20%, 9/3/2021	710,000	717,583
Series MTN, 3.70%, 6/5/2025	1,148,000	1,190,924
Series MTN, 3.75%, 12/6/2023	1,175,000	1,218,311
Series MTN, 3.88%, 3/19/2029	2,250,000	2,275,807
Series MTN, 3.95%, 3/22/2022	330,000	338,606
BNP Paribas SA:
2.38%, 5/21/2020	6,934,000	6,910,979
Series BKNT, 5.00%, 1/15/2021	1,860,000	1,932,782
Series MTN, 3.25%, 3/3/2023	1,254,000	1,273,199
Series MTN, 4.25%, 10/15/2024	901,000	923,822
BPCE SA:
4.00%, 4/15/2024	1,516,000	1,566,180
Series BKNT, 2.65%, 2/3/2021	794,000	791,023
Series MTN, 2.75%, 12/2/2021	1,420,000	1,416,138
Series MTN, 3.38%, 12/2/2026	807,000	805,265
Branch Banking & Trust Co.:
2.63%, 1/15/2022 (a)	884,000	883,089
Series BKNT, 2.25%, 6/1/2020	373,000	371,087
Series BKNT, 2.85%, 4/1/2021	483,000	483,840
Series BKNT, 3.63%, 9/16/2025	1,259,000	1,283,236
Series BKNT, 3.80%, 10/30/2026	1,003,000	1,029,259
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	1,233,000	1,229,067
2.70%, 2/2/2021	705,000	705,501
3.10%, 4/2/2024 (c)	2,750,000	2,743,482
Series BKNT, 2.10%, 10/5/2020	1,109,000	1,100,183
Series BKNT, 3.50%, 9/13/2023	886,000	907,397
Capital One Financial Corp.:
3.20%, 1/30/2023	2,502,000	2,504,777
3.20%, 2/5/2025	1,121,000	1,097,168
3.30%, 10/30/2024	1,343,000	1,328,899
3.50%, 6/15/2023	1,135,000	1,148,631
3.75%, 4/24/2024	560,000	569,178
3.75%, 7/28/2026	3,722,000	3,627,945
Security Description	Principal Amount	Value
3.75%, 3/9/2027	$1,667,000	$1,638,628
3.80%, 1/31/2028	1,373,000	1,354,588
4.20%, 10/29/2025	1,666,000	1,695,621
4.25%, 4/30/2025	471,000	488,917
4.75%, 7/15/2021	915,000	958,481
Capital One NA:
Series BKNT, 2.25%, 9/13/2021	1,564,000	1,538,444
Series BKNT, 2.65%, 8/8/2022	1,075,000	1,060,273
Series BKNT, 2.95%, 7/23/2021	1,025,000	1,028,137
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	2,206,000	2,190,470
Series BKNT, 2.13%, 10/20/2020	3,020,000	2,994,360
Series BKNT, 2.85%, 2/12/2021	2,485,000	2,491,386
Series BKNT, 3.05%, 5/1/2020	2,930,000	2,939,933
Series BKNT, 3.40%, 7/23/2021	2,650,000	2,684,609
Series BKNT, 3.65%, 1/23/2024 (a)	2,950,000	3,042,217
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (b)	2,150,000	2,158,621
Citigroup, Inc.:
2.35%, 8/2/2021	1,866,000	1,843,291
2.65%, 10/26/2020	2,738,000	2,733,428
2.70%, 3/30/2021	2,021,000	2,018,959
2.70%, 10/27/2022	9,287,000	9,198,031
2.75%, 4/25/2022	4,269,000	4,250,558
2.90%, 12/8/2021	1,549,000	1,548,287
3.20%, 10/21/2026	4,346,000	4,249,215
3.30%, 4/27/2025	1,827,000	1,822,871
3.38%, 3/1/2023	262,000	265,270
3.40%, 5/1/2026	1,172,000	1,166,890
3.50%, 5/15/2023	1,619,000	1,640,047
3.70%, 1/12/2026	2,578,000	2,619,789
3.75%, 6/16/2024	574,000	593,682
3.88%, 10/25/2023	545,000	566,135
3.88%, 3/26/2025	366,000	368,752
4.00%, 8/5/2024 (a)	711,000	731,733
4.05%, 7/30/2022	627,000	645,954
4.13%, 7/25/2028	725,000	727,857
4.30%, 11/20/2026	1,112,000	1,131,705
4.40%, 6/10/2025	3,104,000	3,213,726
4.45%, 9/29/2027	4,827,000	4,958,536
4.50%, 1/14/2022	2,663,000	2,777,429
4.60%, 3/9/2026	3,138,000	3,276,543
5.38%, 8/9/2020	933,000	964,825
5.50%, 9/13/2025	1,381,000	1,513,245
6.63%, 1/15/2028	13,000	15,522

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	$2,896,000	$2,904,340
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	3,609,000	3,583,520
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (a) (b)	3,440,000	3,553,107
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	1,272,000	1,304,258
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	3,500,000	3,566,220
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	2,934,000	2,922,792
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	3,199,000	3,241,771
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	3,933,000	3,865,392
Citizens Bank NA:
Series BKNT, 2.65%, 5/26/2022	617,000	610,978
Series BKNT, 3.25%, 2/14/2022	925,000	933,186
Series BKNT, 3.75%, 2/18/2026	2,500,000	2,548,050
Citizens Bank NA/Providence RI:
Series BKNT, 2.20%, 5/26/2020	510,000	506,088
Series BKNT, 2.25%, 10/30/2020	713,000	706,776
Series BKNT, 2.55%, 5/13/2021	1,059,000	1,051,915
Series BKNT, 3.70%, 3/29/2023	609,000	624,414
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	723,000	711,815
4.30%, 12/3/2025	1,096,000	1,124,222
Comerica Bank:
Series BKNT, 2.50%, 6/2/2020	100,000	99,511
Series BKNT, 4.00%, 7/27/2025	500,000	515,885
Comerica, Inc.:
3.70%, 7/31/2023	1,041,000	1,068,992
4.00%, 2/1/2029	750,000	778,418
Commonwealth Bank of Australia:
Series BKNT, 2.55%, 3/15/2021	824,000	821,759
Security Description	Principal Amount	Value
Series GMTN, 2.40%, 11/2/2020	$1,367,000	$1,359,440
Compass Bank:
3.50%, 6/11/2021	601,000	605,970
Series BKNT, 2.88%, 6/29/2022	991,000	980,158
Series BKNT, 3.88%, 4/10/2025	619,000	614,778
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	1,861,000	1,858,208
2.75%, 1/10/2023	955,000	946,548
3.13%, 4/26/2021	1,326,000	1,334,911
3.88%, 2/8/2022	3,260,000	3,353,921
3.95%, 11/9/2022	2,220,000	2,261,891
4.38%, 8/4/2025	1,967,000	2,034,547
4.50%, 1/11/2021	1,219,000	1,255,692
4.63%, 12/1/2023	3,027,000	3,163,154
Series BKNT, 3.75%, 7/21/2026	1,907,000	1,877,518
Series GMTN, 2.50%, 1/19/2021	2,254,000	2,243,000
Series MTN, 3.38%, 5/21/2025	846,000	857,717
Credit Suisse AG:
3.00%, 10/29/2021	5,731,000	5,754,268
Series MTN, 3.63%, 9/9/2024	2,172,000	2,203,103
Series MTN, 4.38%, 8/5/2020	2,370,000	2,418,917
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	1,767,000	1,770,711
3.45%, 4/16/2021	1,756,000	1,774,719
3.75%, 3/26/2025	2,656,000	2,677,381
3.80%, 9/15/2022	2,128,000	2,164,453
3.80%, 6/9/2023	2,779,000	2,821,352
4.55%, 4/17/2026	1,798,000	1,877,436
Deutsche Bank AG:
2.70%, 7/13/2020	860,000	850,729
2.95%, 8/20/2020	638,000	630,944
3.13%, 1/13/2021	856,000	844,804
3.15%, 1/22/2021	1,531,000	1,505,800
3.30%, 11/16/2022	742,000	718,263
3.38%, 5/12/2021	915,000	912,548
3.38%, 5/12/2021	1,227,000	1,207,859
3.70%, 5/30/2024	1,489,000	1,450,569
3.70%, 5/30/2024	2,762,000	2,652,155
3.95%, 2/27/2023	1,136,000	1,118,437
4.10%, 1/13/2026	91,000	88,250
4.10%, 1/13/2026 (a)	375,000	357,784
4.25%, 2/4/2021	1,050,000	1,053,938
4.25%, 10/14/2021	1,988,000	1,996,548
Series D, 5.00%, 2/14/2022	1,500,000	1,534,230
Discover Bank:
7.00%, 4/15/2020	432,000	449,302
Series BKNT, 3.10%, 6/4/2020	1,090,000	1,092,420

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.20%, 8/9/2021	$622,000	$624,880
Series BKNT, 3.35%, 2/6/2023	760,000	764,294
Series BKNT, 3.45%, 7/27/2026	933,000	904,058
Series BKNT, 4.20%, 8/8/2023	1,035,000	1,076,659
Series BKNT, 4.25%, 3/13/2026	484,000	491,918
Series BKNT, 4.65%, 9/13/2028	535,000	559,535
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (b)	2,800,000	2,843,624
Fifth Third Bancorp:
2.60%, 6/15/2022	677,000	672,911
2.88%, 7/27/2020	1,055,000	1,056,783
3.50%, 3/15/2022	491,000	501,011
3.65%, 1/25/2024	2,000,000	2,047,580
3.95%, 3/14/2028	695,000	717,358
4.30%, 1/16/2024	852,000	891,524
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	710,000	703,965
Series BKNT, 2.25%, 6/14/2021	1,139,000	1,126,710
Series BKNT, 2.88%, 10/1/2021	983,000	984,268
Series BKNT, 3.35%, 7/26/2021	755,000	765,781
Series BKNT, 3.85%, 3/15/2026	632,000	643,237
Series BKNT, 3.95%, 7/28/2025	700,000	733,201
First Horizon National Corp. 3.50%, 12/15/2020	368,000	369,995
First Republic Bank 2.50%, 6/6/2022	421,000	413,287
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	4,055,000	4,080,019
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	1,679,000	1,652,556
2.60%, 12/27/2020	2,146,000	2,136,429
2.63%, 4/25/2021	1,439,000	1,431,704
2.75%, 9/15/2020	1,984,000	1,981,004
2.88%, 2/25/2021	1,435,000	1,435,273
3.00%, 4/26/2022	2,882,000	2,875,314
3.20%, 2/23/2023	2,730,000	2,734,150
3.50%, 1/23/2025	2,564,000	2,553,795
3.50%, 11/16/2026	3,152,000	3,102,860
3.63%, 1/22/2023	3,568,000	3,632,295
3.63%, 2/20/2024 (a)	3,050,000	3,083,519
3.75%, 5/22/2025	3,284,000	3,315,231
3.75%, 2/25/2026	1,901,000	1,907,806
3.85%, 1/26/2027	2,505,000	2,514,820
Security Description	Principal Amount	Value
4.00%, 3/3/2024	$2,923,000	$3,013,379
4.25%, 10/21/2025	2,357,000	2,411,635
5.25%, 7/27/2021	10,045,000	10,552,976
5.75%, 1/24/2022	4,171,000	4,472,897
5.95%, 1/15/2027	1,634,000	1,829,002
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	2,572,000	2,541,779
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	7,183,000	7,101,186
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	434,000	429,938
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	2,995,000	3,055,529
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	3,349,000	3,317,821
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	3,960,000	3,929,785
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	3,326,000	3,280,667
Series D, 6.00%, 6/15/2020	2,461,000	2,552,131
Series MTN, 3.85%, 7/8/2024	1,827,000	1,863,978
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	6,248,000	6,419,695
HSBC Holdings PLC:
2.65%, 1/5/2022	2,927,000	2,901,945
2.95%, 5/25/2021	2,640,000	2,639,472
3.40%, 3/8/2021	3,741,000	3,773,434
3.60%, 5/25/2023	1,260,000	1,279,669
3.90%, 5/25/2026	2,066,000	2,093,498
4.00%, 3/30/2022	1,564,000	1,611,139
4.25%, 3/14/2024	5,054,000	5,164,228
4.25%, 8/18/2025	3,587,000	3,668,389
4.30%, 3/8/2026	2,379,000	2,468,094
4.38%, 11/23/2026	1,858,000	1,901,329
4.88%, 1/14/2022	724,000	761,402
5.10%, 4/5/2021	6,138,000	6,391,684
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	1,489,000	1,517,231
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	2,627,000	2,632,990
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	2,195,000	2,228,693
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	3,053,000	3,144,285

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	$2,707,000	$2,843,622
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	2,998,000	3,025,282
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	1,271,000	1,261,849
HSBC USA, Inc.:
2.75%, 8/7/2020	1,352,000	1,351,270
3.50%, 6/23/2024	667,000	676,391
5.00%, 9/27/2020	2,826,000	2,906,371
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	1,191,000	1,172,849
3.15%, 3/14/2021	1,087,000	1,091,794
4.00%, 5/15/2025	512,000	531,840
7.00%, 12/15/2020	25,000	26,614
Huntington National Bank:
3.25%, 5/14/2021	536,000	540,685
Series BKNT, 2.40%, 4/1/2020	497,000	494,520
Series BKNT, 2.50%, 8/7/2022	495,000	489,050
Series BKNT, 2.88%, 8/20/2020	250,000	250,273
Series BKNT, 3.13%, 4/1/2022	645,000	650,050
Series BKNT, 3.55%, 10/6/2023	1,300,000	1,332,253
ING Groep NV:
3.15%, 3/29/2022	1,410,000	1,411,339
3.95%, 3/29/2027	2,302,000	2,314,039
4.10%, 10/2/2023	1,600,000	1,644,672
4.55%, 10/2/2028 (a)	1,285,000	1,350,869
JPMorgan Chase & Co.:
2.40%, 6/7/2021	869,000	862,735
2.55%, 10/29/2020	1,607,000	1,602,774
2.55%, 3/1/2021	3,465,000	3,455,679
2.70%, 5/18/2023	6,218,000	6,156,877
2.75%, 6/23/2020	2,010,000	2,010,884
2.95%, 10/1/2026	1,553,000	1,515,790
2.97%, 1/15/2023	1,076,000	1,076,646
3.13%, 1/23/2025	2,950,000	2,951,180
3.20%, 1/25/2023	2,252,000	2,276,795
3.20%, 6/15/2026	2,207,000	2,193,957
3.25%, 9/23/2022	3,284,000	3,331,388
3.30%, 4/1/2026	2,175,000	2,178,871
3.38%, 5/1/2023	1,468,000	1,482,783
3.63%, 5/13/2024	1,078,000	1,109,111
3.63%, 12/1/2027	619,000	615,119
3.88%, 2/1/2024	891,000	926,284
3.88%, 9/10/2024	3,629,000	3,733,479
3.90%, 7/15/2025	4,993,000	5,179,189
4.13%, 12/15/2026	2,054,000	2,120,200
4.25%, 10/15/2020	4,935,000	5,044,902
Security Description	Principal Amount	Value
4.25%, 10/1/2027	$2,503,000	$2,601,318
4.35%, 8/15/2021	4,302,000	4,452,613
4.40%, 7/22/2020	2,110,000	2,158,129
4.50%, 1/24/2022	2,119,000	2,214,842
4.63%, 5/10/2021	2,061,000	2,137,752
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (b)	2,505,000	2,537,139
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	2,540,000	2,557,094
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	4,309,000	4,380,228
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	4,738,000	4,860,856
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	1,521,000	1,511,448
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	2,546,000	2,521,584
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	7,000,000	7,262,500
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	3,893,000	3,992,544
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	2,794,000	2,792,044
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	2,910,000	3,003,586
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	2,580,000	2,694,578
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	2,000,000	2,128,500
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	4,076,000	4,151,365
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	2,195,000	2,197,985
Series MTN, 2.30%, 8/15/2021	1,883,000	1,862,155
JPMorgan Chase Bank NA Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (b)	3,730,000	3,737,124
KeyBank NA:
3.30%, 6/1/2025	258,000	261,073
3.90%, 4/13/2029	500,000	509,395
Series BKNT, 2.30%, 9/14/2022	1,770,000	1,743,662

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.40%, 6/9/2022	$494,000	$489,213
Series BKNT, 2.50%, 11/22/2021	875,000	870,608
Series BKNT, 3.18%, 10/15/2027	400,000	401,052
Series BKNT, 3.30%, 2/1/2022	630,000	640,269
Series BKNT, 3.35%, 6/15/2021	693,000	702,612
Series BKNT, 3.38%, 3/7/2023	575,000	586,270
Series BKNT, 6.95%, 2/1/2028	146,000	178,393
Series MTN, 3.40%, 5/20/2026	795,000	786,581
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	809,000	811,370
Series MTN, 4.10%, 4/30/2028	500,000	522,550
Series MTN, 4.15%, 10/29/2025	1,290,000	1,354,861
Series MTN, 5.10%, 3/24/2021	949,000	989,978
Lloyds Bank PLC:
2.70%, 8/17/2020	1,087,000	1,084,706
3.30%, 5/7/2021	1,615,000	1,627,112
3.50%, 5/14/2025	255,000	258,116
6.38%, 1/21/2021	595,000	630,408
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,885,000	1,873,558
3.10%, 7/6/2021	929,000	928,498
3.75%, 1/11/2027	1,265,000	1,244,431
3.90%, 3/12/2024	1,875,000	1,901,681
4.05%, 8/16/2023	3,455,000	3,523,236
4.38%, 3/22/2028	1,015,000	1,039,370
4.45%, 5/8/2025	1,845,000	1,910,590
4.50%, 11/4/2024	1,417,000	1,436,370
4.55%, 8/16/2028 (a)	950,000	983,792
4.58%, 12/10/2025	2,211,000	2,235,454
4.65%, 3/24/2026	1,955,000	1,981,999
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	2,891,000	2,819,679
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	1,925,000	1,846,652
M&T Bank Corp. 3.55%, 7/26/2023	511,000	527,628
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	640,000	637,619
Series BKNT, 2.05%, 8/17/2020	745,000	738,802
Series BKNT, 2.50%, 5/18/2022	692,000	687,281
Security Description	Principal Amount	Value
Series BKNT, 2.63%, 1/25/2021	$874,000	$872,401
Series BKNT, 3.40%, 8/17/2027	460,000	468,584
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,492,000	1,465,756
2.53%, 9/13/2023	590,000	577,085
2.67%, 7/25/2022	2,288,000	2,266,630
2.76%, 9/13/2026	783,000	754,577
2.95%, 3/1/2021	2,367,000	2,370,314
3.00%, 2/22/2022	935,000	937,122
3.22%, 3/7/2022	1,500,000	1,511,235
3.29%, 7/25/2027	1,195,000	1,191,857
3.41%, 3/7/2024	1,725,000	1,746,114
3.46%, 3/2/2023	1,855,000	1,882,139
3.54%, 7/26/2021	797,000	807,999
3.68%, 2/22/2027 (a)	1,248,000	1,280,074
3.74%, 3/7/2029	1,750,000	1,792,717
3.76%, 7/26/2023	2,563,000	2,631,048
3.78%, 3/2/2025	694,000	716,055
3.85%, 3/1/2026	3,728,000	3,856,541
3.96%, 3/2/2028	979,000	1,023,662
4.05%, 9/11/2028	1,105,000	1,170,195
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	1,503,000	1,477,374
2.60%, 9/11/2022	1,175,000	1,159,760
2.84%, 9/13/2026	838,000	813,170
2.95%, 2/28/2022	1,695,000	1,691,085
3.17%, 9/11/2027	723,000	714,606
3.55%, 3/5/2023	736,000	749,211
3.66%, 2/28/2027	750,000	768,330
4.02%, 3/5/2028	1,025,000	1,079,827
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	1,650,000	1,697,800
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b)	1,600,000	1,695,968
Morgan Stanley:
2.75%, 5/19/2022	5,733,000	5,697,914
2.80%, 6/16/2020	2,642,000	2,644,008
3.63%, 1/20/2027	3,104,000	3,110,891
3.95%, 4/23/2027	2,215,000	2,213,228
4.88%, 11/1/2022	2,546,000	2,685,674
5.00%, 11/24/2025	1,774,000	1,898,730
5.75%, 1/25/2021	3,011,000	3,162,152
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	4,534,000	4,621,914
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	3,087,000	3,061,409
Series F, 3.88%, 4/29/2024	3,456,000	3,552,111
Series GMTN, 2.50%, 4/21/2021	2,367,000	2,351,401

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.13%, 1/23/2023	$2,607,000	$2,614,691
Series GMTN, 3.70%, 10/23/2024	4,883,000	4,976,558
Series GMTN, 3.75%, 2/25/2023	3,505,000	3,593,922
Series GMTN, 3.88%, 1/27/2026	3,399,000	3,472,690
Series GMTN, 4.00%, 7/23/2025	3,335,000	3,437,118
Series GMTN, 4.35%, 9/8/2026	3,156,000	3,235,216
Series GMTN, 5.50%, 7/24/2020	7,337,000	7,587,705
Series GMTN, 5.50%, 7/28/2021	3,030,000	3,206,134
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	2,000,000	2,006,320
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	2,345,000	2,471,864
Series MTN, 2.63%, 11/17/2021	3,502,000	3,481,163
Series MTN, 3.13%, 7/27/2026	3,599,000	3,504,454
Series MTN, 4.10%, 5/22/2023	2,891,000	2,976,169
Series MTN, 6.25%, 8/9/2026	655,000	760,304
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	198,000	194,509
3.50%, 6/18/2022	70,000	71,037
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	4,000,000	4,038,440
National Australia Bank, Ltd.:
2.50%, 1/12/2021	1,022,000	1,017,094
2.80%, 1/10/2022	947,000	944,898
2.88%, 4/12/2023	1,150,000	1,144,503
3.00%, 1/20/2023	746,000	746,813
3.38%, 9/20/2021	950,000	961,039
3.38%, 1/14/2026	779,000	782,443
3.63%, 6/20/2023	870,000	891,115
3.70%, 11/4/2021	970,000	989,507
Series BKNT, 1.88%, 7/12/2021	775,000	758,609
Series BKNT, 2.50%, 7/12/2026	1,169,000	1,108,493
Series BKNT, 2.63%, 7/23/2020	1,064,000	1,062,798
Series GMTN, 2.50%, 5/22/2022	939,000	927,760
Series GMTN, 2.63%, 1/14/2021	711,000	708,597
Series MTN, 2.13%, 5/22/2020	2,856,000	2,837,493
Security Description	Principal Amount	Value
National Bank of Canada:
2.15%, 6/12/2020	$1,147,000	$1,139,430
Series BKNT, 2.20%, 11/2/2020	900,000	891,792
Natwest Markets PLC 5.63%, 8/24/2020	445,000	458,915
Northern Trust Corp.:
2.38%, 8/2/2022	701,000	692,581
3.38%, 8/23/2021	265,000	269,039
3.45%, 11/4/2020	385,000	389,997
3.65%, 8/3/2028	500,000	524,960
3.95%, 10/30/2025	794,000	837,781
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	937,000	916,423
People's United Bank NA 4.00%, 7/15/2024	1,040,000	1,051,721
PNC Bank NA:
3.30%, 10/30/2024 (a)	409,000	414,791
3.80%, 7/25/2023	1,031,000	1,059,239
Series BKNT, 2.00%, 5/19/2020	965,000	958,100
Series BKNT, 2.15%, 4/29/2021	1,157,000	1,146,402
Series BKNT, 2.30%, 6/1/2020	822,000	818,030
Series BKNT, 2.45%, 11/5/2020	1,795,000	1,786,851
Series BKNT, 2.45%, 7/28/2022	514,000	511,929
Series BKNT, 2.50%, 1/22/2021 (a)	1,002,000	1,000,467
Series BKNT, 2.55%, 12/9/2021	782,000	777,504
Series BKNT, 2.60%, 7/21/2020	782,000	781,015
Series BKNT, 2.63%, 2/17/2022	1,099,000	1,098,846
Series BKNT, 2.70%, 11/1/2022	792,000	786,812
Series BKNT, 2.95%, 1/30/2023	2,083,000	2,073,272
Series BKNT, 2.95%, 2/23/2025	869,000	864,855
Series BKNT, 3.10%, 10/25/2027	1,165,000	1,163,660
Series BKNT, 3.25%, 1/22/2028	748,000	754,216
Series BKNT, 3.50%, 6/8/2023	770,000	791,660
Series BKNT, 4.05%, 7/26/2028	1,335,000	1,398,413
Series BKNT, 4.20%, 11/1/2025	995,000	1,051,566
Series MTN, 3.25%, 6/1/2025	1,065,000	1,076,385
PNC Financial Services Group, Inc.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 11/9/2022 (a) (d)	$376,000	$375,729
3.15%, 5/19/2027	1,036,000	1,036,300
3.30%, 3/8/2022	935,000	950,072
3.50%, 1/23/2024	4,225,000	4,326,358
3.90%, 4/29/2024	929,000	958,236
4.38%, 8/11/2020	574,000	587,024
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	258,290
Regions Bank:
Series BKNT, 2.75%, 4/1/2021	555,000	552,924
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.37%, 8/13/2021 (b)	2,100,000	2,109,597
Regions Financial Corp.:
2.75%, 8/14/2022	797,000	790,489
3.20%, 2/8/2021	932,000	938,878
3.80%, 8/14/2023	1,013,000	1,041,020
Royal Bank of Canada:
2.15%, 10/26/2020	1,380,000	1,370,464
Series GMTN, 2.50%, 1/19/2021	593,000	592,615
Series GMTN, 2.75%, 2/1/2022 (a)	1,447,000	1,449,547
Series GMTN, 3.20%, 4/30/2021	1,442,000	1,458,222
Series GMTN, 3.70%, 10/5/2023	4,274,000	4,414,486
Series GMTN, 4.65%, 1/27/2026	1,469,000	1,561,709
Series MTN, 2.35%, 10/30/2020	1,818,000	1,807,674
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	2,072,000	2,080,868
4.80%, 4/5/2026	2,109,000	2,186,063
5.13%, 5/28/2024	4,287,000	4,400,863
6.00%, 12/19/2023	2,075,000	2,213,216
6.10%, 6/10/2023	2,623,000	2,786,229
6.13%, 12/15/2022	2,987,000	3,183,634
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	2,174,000	2,158,695
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	760,000	777,176
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	1,350,000	1,400,260
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	2,750,000	2,782,230
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	1,000,000	1,051,640
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	970,000	966,547
Security Description	Principal Amount	Value
3.40%, 1/18/2023	$998,000	$997,641
3.70%, 3/28/2022	1,367,000	1,383,049
4.40%, 7/13/2027	1,708,000	1,699,853
4.45%, 12/3/2021	1,060,000	1,091,079
4.50%, 7/17/2025	1,203,000	1,239,319
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	343,000	342,311
2.88%, 8/5/2021	5,009,000	4,971,783
3.13%, 1/8/2021	1,139,000	1,138,795
3.57%, 1/10/2023	1,095,000	1,091,124
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	2,560,000	2,640,051
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	1,041,000	1,020,211
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	989,000	957,708
Santander UK PLC:
2.13%, 11/3/2020	1,066,000	1,052,185
2.50%, 1/5/2021	647,000	641,772
3.40%, 6/1/2021	1,275,000	1,284,601
3.75%, 11/15/2021	739,000	751,415
4.00%, 3/13/2024	1,831,000	1,900,102
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15, 3.88%, 12/7/2026 (b)	1,000,000	1,006,558
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	999,000	973,865
2.63%, 3/15/2021	1,021,000	1,016,916
2.80%, 3/11/2022	530,000	527,816
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	250,000	250,230
3.20%, 7/18/2022	1,601,000	1,613,632
3.95%, 7/19/2023	265,000	275,054
3.95%, 1/10/2024	580,000	604,459
Series BKNT, 2.45%, 10/20/2020	258,000	256,682
Series GMTN, 2.65%, 7/23/2020	1,061,000	1,059,143
Series GMTN, 3.40%, 7/11/2024	260,000	264,753
Series GMTN, 3.65%, 7/23/2025	600,000	617,898
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	1,938,000	1,903,271
2.44%, 10/19/2021	1,601,000	1,582,332
2.63%, 7/14/2026	1,818,000	1,743,916
2.78%, 7/12/2022	2,308,000	2,296,922
2.78%, 10/18/2022	1,139,000	1,132,451
2.85%, 1/11/2022	1,212,000	1,210,461
2.93%, 3/9/2021	1,765,000	1,767,347

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.01%, 10/19/2026	$584,000	$572,577
3.10%, 1/17/2023	2,214,000	2,221,063
3.35%, 10/18/2027	627,000	628,436
3.36%, 7/12/2027	1,172,000	1,175,868
3.45%, 1/11/2027	1,378,000	1,388,845
3.54%, 1/17/2028	332,000	337,252
3.75%, 7/19/2023	1,213,000	1,247,122
3.78%, 3/9/2026	1,468,000	1,517,310
3.94%, 10/16/2023	1,022,000	1,059,640
3.94%, 7/19/2028	1,900,000	1,991,276
4.31%, 10/16/2028 (a)	1,550,000	1,672,636
SunTrust Bank:
3.30%, 5/15/2026	880,000	872,854
Series BKNT, 2.45%, 8/1/2022	758,000	748,010
Series BKNT, 2.75%, 5/1/2023	900,000	892,179
Series BKNT, 3.00%, 2/2/2023	484,000	484,929
Series BKNT, 4.05%, 11/3/2025	650,000	683,241
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (b)	710,000	717,121
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (b)	948,000	959,784
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	1,065,000	1,090,390
Series BNKT, 3.20%, 4/1/2024	2,150,000	2,172,037
SunTrust Banks, Inc.:
2.70%, 1/27/2022	1,403,000	1,397,977
2.90%, 3/3/2021	788,000	790,246
4.00%, 5/1/2025	630,000	659,087
SVB Financial Group:
3.50%, 1/29/2025	435,000	428,710
5.38%, 9/15/2020	155,000	160,286
Svenska Handelsbanken AB:
1.95%, 9/8/2020	1,092,000	1,080,250
Series BKNT, 1.88%, 9/7/2021	852,000	833,750
Series BKNT, 2.45%, 3/30/2021	1,687,000	1,678,852
Series BKNT, 3.35%, 5/24/2021	1,375,000	1,390,648
Series BKNT, 3.90%, 11/20/2023	1,750,000	1,820,157
Series GMTN, 2.40%, 10/1/2020	2,012,000	1,999,908
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	888,000	876,740
Series BKNT, 3.65%, 5/24/2021	385,000	388,315
Security Description	Principal Amount	Value
Synovus Financial Corp. 3.13%, 11/1/2022	$495,000	$487,798
Toronto-Dominion Bank:
1.80%, 7/13/2021	2,340,000	2,290,158
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (b)	1,029,000	1,018,010
Series GMTN, 1.85%, 9/11/2020	1,065,000	1,053,690
Series GMTN, 2.50%, 12/14/2020	1,669,000	1,665,412
Series GMTN, 2.55%, 1/25/2021	800,000	798,200
Series GMTN, 3.15%, 9/17/2020	1,930,000	1,944,861
Series GMTN, 3.25%, 3/11/2024	2,850,000	2,888,389
Series GMTN, 3.50%, 7/19/2023	1,913,000	1,966,755
Series MTN, 2.13%, 4/7/2021	1,674,000	1,656,523
Series MTN, 3.00%, 6/11/2020	1,016,000	1,020,420
Series MTN, 3.25%, 6/11/2021	1,233,000	1,247,796
UBS AG Series GMTN, 4.88%, 8/4/2020	1,044,000	1,072,595
US Bancorp:
3.38%, 2/5/2024	1,500,000	1,533,690
Series MTN, 2.35%, 1/29/2021	536,000	532,361
Series MTN, 2.95%, 7/15/2022	1,186,000	1,191,112
Series MTN, 3.00%, 3/15/2022	899,000	907,406
Series MTN, 3.10%, 4/27/2026	868,000	867,479
Series MTN, 3.60%, 9/11/2024	991,000	1,020,750
Series MTN, 3.70%, 1/30/2024	604,000	628,975
Series MTN, 3.90%, 4/26/2028	879,000	933,753
Series MTN, 3.95%, 11/17/2025	1,380,000	1,455,693
Series MTN, 4.13%, 5/24/2021	961,000	989,032
Series V, 2.38%, 7/22/2026	1,354,000	1,293,666
Series V, 2.63%, 1/24/2022	1,257,000	1,257,088
Series X, 3.15%, 4/27/2027	1,630,000	1,636,504
US Bank NA:
Series BKNT, 2.05%, 10/23/2020 (a)	1,631,000	1,618,507
Series BKNT, 2.80%, 1/27/2025	1,229,000	1,222,990
Series BKNT, 2.85%, 1/23/2023	1,158,000	1,159,575

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.00%, 2/4/2021	$1,500,000	$1,509,285
Series BKNT, 3.05%, 7/24/2020	1,000,000	1,005,030
Series BKNT, 3.15%, 4/26/2021	615,000	620,664
Series BKNT, 3.40%, 7/24/2023	917,000	939,256
Series BKNT, 3.45%, 11/16/2021	900,000	916,479
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (b)	2,681,000	2,691,617
Wachovia Corp. 7.57%, 8/1/2026 (d)	764,000	922,171
Webster Financial Corp. 4.10%, 3/25/2029	850,000	855,780
Wells Fargo & Co.:
2.10%, 7/26/2021	3,503,000	3,447,407
2.50%, 3/4/2021	2,283,000	2,271,151
3.00%, 4/22/2026	4,687,000	4,572,965
3.00%, 10/23/2026	3,770,000	3,669,228
3.07%, 1/24/2023	3,157,000	3,162,809
4.13%, 8/15/2023	1,789,000	1,854,424
4.48%, 1/16/2024	508,000	534,477
Series GMTN, 2.60%, 7/22/2020	2,810,000	2,805,982
Series GMTN, 4.30%, 7/22/2027	3,372,000	3,508,364
Series M, 3.45%, 2/13/2023	1,766,000	1,786,698
Series MTN, 2.55%, 12/7/2020	3,316,000	3,302,205
Series MTN, 2.63%, 7/22/2022	5,142,000	5,103,332
Series MTN, 3.00%, 1/22/2021	1,389,000	1,394,750
Series MTN, 3.00%, 2/19/2025	3,075,000	3,041,390
Series MTN, 3.30%, 9/9/2024	3,031,000	3,050,701
Series MTN, 3.50%, 3/8/2022	3,764,000	3,834,726
Series MTN, 3.55%, 9/29/2025	3,648,000	3,708,666
Series MTN, 3.75%, 1/24/2024	3,585,000	3,690,256
Series MTN, 4.10%, 6/3/2026	2,632,000	2,689,667
Series MTN, 4.15%, 1/24/2029	3,500,000	3,657,920
Series MTN, 4.60%, 4/1/2021	2,500,000	2,582,625
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	2,384,000	2,394,060
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	2,932,000	2,921,943
Series BKNT, 3.55%, 8/14/2023	3,295,000	3,379,912
Security Description	Principal Amount	Value
Series BKNT, 3.63%, 10/22/2021	$3,700,000	$3,769,301
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (b)	2,218,000	2,232,838
Westpac Banking Corp.:
2.00%, 8/19/2021	1,635,000	1,606,437
2.10%, 5/13/2021	793,000	782,112
2.30%, 5/26/2020	2,058,000	2,048,492
2.50%, 6/28/2022	1,799,000	1,780,866
2.60%, 11/23/2020	1,306,000	1,303,035
2.65%, 1/25/2021	1,278,000	1,279,316
2.70%, 8/19/2026	871,000	837,789
2.75%, 1/11/2023	1,016,000	1,009,122
2.80%, 1/11/2022	1,220,000	1,220,878
2.85%, 5/13/2026	787,000	764,334
3.05%, 5/15/2020	1,430,000	1,435,591
3.30%, 2/26/2024	3,225,000	3,258,766
3.35%, 3/8/2027	1,153,000	1,157,681
3.40%, 1/25/2028 (a)	470,000	475,772
3.65%, 5/15/2023 (a)	1,394,000	1,429,561
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	1,620,000	1,606,052
Zions Bancorp NA:
3.50%, 8/27/2021	416,000	420,460
Series BKNT, 3.35%, 3/4/2022	610,000	615,435
		1,263,511,630
BEVERAGES — 2.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026 (e)	5,850,000	5,866,614
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	4,535,000	4,601,619
3.65%, 2/1/2026	23,000	23,204
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 1/15/2022	7,300,000	7,537,104
4.00%, 4/13/2028	2,065,000	2,094,798
4.15%, 1/23/2025	6,150,000	6,411,375
4.75%, 1/23/2029	6,934,000	7,385,334
Beam Suntory, Inc. 3.25%, 5/15/2022	454,000	456,138
Brown-Forman Corp. 3.50%, 4/15/2025	206,000	210,888
Coca-Cola Co.:
1.55%, 9/1/2021	377,000	368,284
1.88%, 10/27/2020	1,245,000	1,233,670
2.20%, 5/25/2022	659,000	655,053
2.25%, 9/1/2026	1,121,000	1,067,865
2.45%, 11/1/2020	1,282,000	1,282,231
2.50%, 4/1/2023	2,380,000	2,383,499
2.55%, 6/1/2026	314,000	305,996

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 10/27/2025	$1,765,000	$1,778,855
2.90%, 5/25/2027	407,000	404,676
3.15%, 11/15/2020	869,000	876,795
3.20%, 11/1/2023	2,993,000	3,076,834
3.30%, 9/1/2021	984,000	1,000,659
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	431,000	438,409
Coca-Cola European Partners PLC:
3.50%, 9/15/2020	519,000	523,982
4.50%, 9/1/2021	225,000	230,231
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	332,000	343,019
Constellation Brands, Inc.:
2.25%, 11/6/2020	1,094,000	1,083,180
2.65%, 11/7/2022	201,000	198,419
2.70%, 5/9/2022	549,000	543,774
3.20%, 2/15/2023	564,000	567,711
3.50%, 5/9/2027	558,000	543,793
3.60%, 2/15/2028	358,000	349,759
3.70%, 12/6/2026	1,960,000	1,951,337
3.75%, 5/1/2021	480,000	487,819
4.25%, 5/1/2023	768,000	801,531
4.40%, 11/15/2025	1,000,000	1,048,860
4.65%, 11/15/2028	655,000	692,885
4.75%, 11/15/2024	880,000	941,670
4.75%, 12/1/2025	168,000	179,016
Diageo Capital PLC:
2.63%, 4/29/2023	827,000	825,536
3.00%, 5/18/2020	1,881,000	1,888,863
3.50%, 9/18/2023	779,000	802,814
3.88%, 5/18/2028	652,000	689,008
4.83%, 7/15/2020	559,000	574,406
Diageo Investment Corp. 2.88%, 5/11/2022	1,078,000	1,084,015
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	330,000	322,849
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	759,000	691,479
3.13%, 12/15/2023	3,506,000	3,479,284
3.40%, 11/15/2025	350,000	342,394
3.43%, 6/15/2027 (a)	942,000	902,003
3.55%, 5/25/2021 (e)	1,840,000	1,860,019
4.06%, 5/25/2023 (e)	1,902,000	1,956,854
4.42%, 5/25/2025 (e)	1,660,000	1,721,138
4.60%, 5/25/2028 (e)	1,431,000	1,491,732
Molson Coors Brewing Co.:
2.10%, 7/15/2021	4,985,000	4,886,397
3.00%, 7/15/2026	2,416,000	2,286,092
3.50%, 5/1/2022 (a)	139,000	140,913
PepsiCo, Inc.:
1.70%, 10/6/2021	957,000	937,984
1.85%, 4/30/2020	370,000	367,662
2.00%, 4/15/2021	1,630,000	1,615,721
2.15%, 10/14/2020	1,234,000	1,228,138
Security Description	Principal Amount	Value
2.25%, 5/2/2022	$1,020,000	$1,012,207
2.38%, 10/6/2026	1,537,000	1,471,186
2.75%, 3/5/2022	1,110,000	1,120,623
2.75%, 3/1/2023	1,293,000	1,305,633
2.75%, 4/30/2025	642,000	642,167
2.85%, 2/24/2026	805,000	799,808
3.00%, 8/25/2021	793,000	797,266
3.00%, 10/15/2027	1,683,000	1,673,525
3.10%, 7/17/2022	816,000	831,814
3.13%, 11/1/2020	798,000	806,060
3.50%, 7/17/2025	158,000	164,122
3.60%, 3/1/2024	2,395,000	2,501,362
		103,167,960
BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.85%, 8/19/2021	954,000	933,718
2.13%, 5/1/2020	745,000	740,619
2.20%, 5/11/2020	671,000	667,437
2.25%, 8/19/2023	849,000	828,166
2.60%, 8/19/2026	1,571,000	1,484,721
2.65%, 5/11/2022	3,200,000	3,182,240
2.70%, 5/1/2022	214,000	213,311
3.13%, 5/1/2025	953,000	952,037
3.20%, 11/2/2027	1,078,000	1,056,634
3.45%, 10/1/2020	1,052,000	1,063,593
3.63%, 5/15/2022	1,392,000	1,423,571
3.63%, 5/22/2024	1,993,000	2,048,047
3.88%, 11/15/2021	2,150,000	2,205,664
4.10%, 6/15/2021	727,000	746,913
Baxalta, Inc.:
2.88%, 6/23/2020	412,000	411,539
4.00%, 6/23/2025	706,000	722,866
Biogen, Inc.:
2.90%, 9/15/2020	1,883,000	1,883,885
3.63%, 9/15/2022	1,716,000	1,754,370
4.05%, 9/15/2025	1,188,000	1,221,632
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	319,000	327,868
Celgene Corp.:
2.75%, 2/15/2023	5,022,000	4,967,210
2.88%, 8/15/2020	1,590,000	1,591,272
2.88%, 2/19/2021	645,000	644,542
3.25%, 8/15/2022	1,061,000	1,071,875
3.25%, 2/20/2023 (a)	1,534,000	1,546,778
3.45%, 11/15/2027	796,000	786,448
3.55%, 8/15/2022	1,205,000	1,229,666
3.63%, 5/15/2024	1,141,000	1,158,731
3.88%, 8/15/2025	2,453,000	2,511,970
3.90%, 2/20/2028	1,276,000	1,301,188
3.95%, 10/15/2020	626,000	636,442
4.00%, 8/15/2023	602,000	623,714
Genzyme Corp. 5.00%, 6/15/2020	470,000	483,315
Gilead Sciences, Inc.:
1.95%, 3/1/2022	275,000	270,883

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 9/1/2023	$801,000	$791,973
2.55%, 9/1/2020	2,352,000	2,348,848
2.95%, 3/1/2027	1,379,000	1,339,437
3.25%, 9/1/2022	1,062,000	1,081,456
3.50%, 2/1/2025	3,587,000	3,654,041
3.65%, 3/1/2026	3,718,000	3,791,839
3.70%, 4/1/2024	2,160,000	2,230,848
4.40%, 12/1/2021	1,349,000	1,403,635
4.50%, 4/1/2021	747,000	772,704
		60,107,646
BUILDING MATERIALS — 0.2%
CRH America, Inc. 5.75%, 1/15/2021	100,000	103,680
Eagle Materials, Inc. 4.50%, 8/1/2026	436,000	439,981
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	75,000	75,069
4.00%, 9/21/2023	595,000	610,648
4.00%, 6/15/2025	677,000	689,139
Johnson Controls International PLC:
3.75%, 12/1/2021	554,000	562,803
3.90%, 2/14/2026	71,000	72,504
4.25%, 3/1/2021	1,039,000	1,061,951
3.63%, 7/2/2024 (d)	275,000	278,228
Lennox International, Inc. 3.00%, 11/15/2023	421,000	413,043
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	420,606
3.50%, 12/15/2027	515,000	495,976
4.25%, 7/2/2024	321,000	332,675
Masco Corp.:
3.50%, 4/1/2021	367,000	369,459
3.50%, 11/15/2027	425,000	403,363
4.38%, 4/1/2026	628,000	638,130
4.45%, 4/1/2025	444,000	456,938
5.95%, 3/15/2022	328,000	351,501
7.13%, 3/15/2020	26,000	26,973
Owens Corning:
3.40%, 8/15/2026	736,000	694,431
4.20%, 12/15/2022	742,000	761,552
4.20%, 12/1/2024	334,000	337,674
Vulcan Materials Co.:
3.90%, 4/1/2027	116,000	115,058
4.50%, 4/1/2025	382,000	394,755
		10,106,137
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	30,000	29,978
3.00%, 11/3/2021	206,000	207,912
3.35%, 7/31/2024	722,000	741,263
Airgas, Inc.:
Security Description	Principal Amount	Value
2.38%, 2/15/2020	$75,000	$74,830
3.65%, 7/15/2024	330,000	340,217
Albemarle Corp. 4.15%, 12/1/2024	575,000	593,998
Braskem Finance, Ltd. 6.45%, 2/3/2024	491,000	532,927
Cabot Corp. 3.70%, 7/15/2022	200,000	202,902
Celanese US Holdings LLC:
4.63%, 11/15/2022	502,000	519,359
5.88%, 6/15/2021	527,000	554,847
Dow Chemical Co.:
3.00%, 11/15/2022	1,226,000	1,227,545
3.50%, 10/1/2024 (a)	601,000	607,839
4.13%, 11/15/2021	1,487,000	1,529,974
4.25%, 11/15/2020	4,232,000	4,315,032
4.55%, 11/30/2025 (e)	500,000	529,090
4.80%, 11/30/2028 (e)	916,000	982,905
DowDuPont, Inc.:
3.77%, 11/15/2020	1,525,000	1,552,694
4.21%, 11/15/2023	3,510,000	3,669,951
4.49%, 11/15/2025	2,095,000	2,232,285
4.73%, 11/15/2028	2,707,000	2,922,450
Eastman Chemical Co.:
3.50%, 12/1/2021	464,000	470,292
3.60%, 8/15/2022	1,650,000	1,680,789
3.80%, 3/15/2025	531,000	542,932
4.50%, 12/1/2028	500,000	517,480
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	1,337,000	1,332,107
2.80%, 2/15/2023	400,000	406,888
FMC Corp. 4.10%, 2/1/2024	750,000	763,905
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	50,000	49,820
3.40%, 9/25/2020	580,000	583,138
4.45%, 9/26/2028	398,000	417,490
LYB International Finance B.V. 4.00%, 7/15/2023	920,000	941,362
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	948,000	911,493
LyondellBasell Industries NV:
5.75%, 4/15/2024	1,136,000	1,239,819
6.00%, 11/15/2021	1,817,000	1,942,337
Methanex Corp. 4.25%, 12/1/2024	492,000	492,339
Mosaic Co.:
3.25%, 11/15/2022	733,000	734,855
3.75%, 11/15/2021	643,000	651,449
4.05%, 11/15/2027	607,000	606,138
4.25%, 11/15/2023	825,000	855,723
NewMarket Corp. 4.10%, 12/15/2022	404,000	417,138
Nutrien, Ltd.:
3.00%, 4/1/2025	571,000	551,917

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 10/1/2022	$492,000	$490,957
3.38%, 3/15/2025	534,000	526,839
3.50%, 6/1/2023	631,000	635,985
3.63%, 3/15/2024	834,000	843,224
4.00%, 12/15/2026	955,000	966,116
4.20%, 4/1/2029 (c)	1,110,000	1,144,477
PPG Industries, Inc.:
3.20%, 3/15/2023	388,000	392,722
3.60%, 11/15/2020	177,000	179,416
3.75%, 3/15/2028	492,000	501,884
Praxair, Inc.:
2.20%, 8/15/2022	551,000	544,443
2.25%, 9/24/2020	915,000	911,505
2.45%, 2/15/2022	693,000	691,108
2.65%, 2/5/2025	530,000	525,903
2.70%, 2/21/2023	564,000	564,107
3.00%, 9/1/2021	575,000	580,422
3.20%, 1/30/2026	971,000	988,264
4.05%, 3/15/2021	218,000	224,185
RPM International, Inc.:
3.45%, 11/15/2022	419,000	417,818
3.75%, 3/15/2027	567,000	547,835
4.55%, 3/1/2029	735,000	746,348
Sasol Financing International, Ltd. 4.50%, 11/14/2022	140,000	141,439
SASOL Financing USA LLC:
5.88%, 3/27/2024	1,627,000	1,725,043
6.50%, 9/27/2028	905,000	985,572
Sherwin-Williams Co.:
2.25%, 5/15/2020	2,165,000	2,152,227
2.75%, 6/1/2022	877,000	871,571
3.13%, 6/1/2024	1,703,000	1,690,704
3.45%, 8/1/2025	482,000	482,458
3.45%, 6/1/2027	683,000	671,450
3.95%, 1/15/2026	400,000	404,724
4.20%, 1/15/2022	440,000	452,883
Syngenta Finance NV 3.13%, 3/28/2022	568,000	561,400
Westlake Chemical Corp. 3.60%, 8/15/2026	762,000	737,448
		62,777,886
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	803,000	799,587
3.38%, 9/15/2025	992,000	1,025,421
Block Financial LLC:
4.13%, 10/1/2020	369,000	373,852
5.25%, 10/1/2025	345,000	358,103
5.50%, 11/1/2022	478,000	506,866
Ecolab, Inc.:
2.38%, 8/10/2022	495,000	488,228
2.70%, 11/1/2026	758,000	737,769
3.25%, 1/14/2023	673,000	683,337
Security Description	Principal Amount	Value
3.25%, 12/1/2027	$542,000	$544,439
4.35%, 12/8/2021	899,000	936,893
Equifax, Inc.:
2.30%, 6/1/2021	322,000	315,821
3.30%, 12/15/2022	555,000	554,206
3.60%, 8/15/2021	190,000	191,541
3.95%, 6/15/2023	540,000	552,755
IHS Markit, Ltd.:
4.13%, 8/1/2023	1,062,000	1,085,874
4.75%, 8/1/2028	515,000	538,500
Moody's Corp.:
2.63%, 1/15/2023	2,784,000	2,743,242
2.75%, 12/15/2021	613,000	611,486
3.25%, 6/7/2021	570,000	574,121
3.25%, 1/15/2028	254,000	249,382
4.50%, 9/1/2022	239,000	250,620
4.88%, 2/15/2024	444,000	475,897
5.50%, 9/1/2020	373,000	386,973
RELX Capital, Inc.:
3.13%, 10/15/2022	533,000	533,927
3.50%, 3/16/2023	1,205,000	1,219,328
4.00%, 3/18/2029	1,500,000	1,531,725
S&P Global, Inc.:
2.95%, 1/22/2027	480,000	468,365
3.30%, 8/14/2020	4,156,000	4,189,747
4.00%, 6/15/2025	936,000	983,539
4.40%, 2/15/2026	628,000	676,042
Total System Services, Inc.:
3.75%, 6/1/2023	1,294,000	1,320,320
3.80%, 4/1/2021	172,000	174,571
4.00%, 6/1/2023	645,000	663,041
4.45%, 6/1/2028	592,000	604,734
4.80%, 4/1/2026	709,000	741,784
Verisk Analytics, Inc.:
4.00%, 6/15/2025	265,000	275,990
4.13%, 9/12/2022	404,000	417,881
4.13%, 3/15/2029	1,250,000	1,287,863
5.80%, 5/1/2021	485,000	511,714
Western Union Co. 5.25%, 4/1/2020	303,000	309,199
		30,894,683
COMPUTERS — 2.9%
Apple, Inc.:
1.55%, 8/4/2021	1,654,000	1,619,547
1.80%, 5/11/2020	827,000	820,831
2.00%, 11/13/2020	1,078,000	1,070,077
2.10%, 9/12/2022	1,741,000	1,715,007
2.15%, 2/9/2022	6,190,000	6,130,576
2.25%, 2/23/2021	2,323,000	2,313,522
2.30%, 5/11/2022	1,754,000	1,741,968
2.40%, 1/13/2023	2,182,000	2,166,966
2.40%, 5/3/2023	5,056,000	5,009,990
2.45%, 8/4/2026	1,558,000	1,505,947
2.50%, 2/9/2022	1,579,000	1,579,174
2.50%, 2/9/2025	2,187,000	2,149,405

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 5/13/2022	$1,689,000	$1,697,496
2.75%, 1/13/2025	2,215,000	2,204,036
2.85%, 5/6/2021	3,076,000	3,099,132
2.85%, 2/23/2023	1,530,000	1,545,101
2.85%, 5/11/2024	4,388,000	4,409,589
2.90%, 9/12/2027	2,961,000	2,924,017
3.00%, 2/9/2024	3,762,000	3,810,342
3.00%, 6/20/2027	1,089,000	1,083,751
3.00%, 11/13/2027	1,611,000	1,601,076
3.20%, 5/13/2025	2,265,000	2,305,430
3.20%, 5/11/2027	2,257,000	2,276,726
3.25%, 2/23/2026	3,548,000	3,614,170
3.35%, 2/9/2027	2,679,000	2,733,169
3.45%, 5/6/2024	2,479,000	2,562,567
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	900,000	906,984
4.42%, 6/15/2021 (e)	6,148,000	6,308,094
4.90%, 10/1/2026 (e)	2,400,000	2,438,976
5.45%, 6/15/2023 (e)	5,250,000	5,593,927
6.02%, 6/15/2026 (e)	4,437,000	4,775,854
DXC Technology Co.:
4.25%, 4/15/2024	629,000	638,882
4.75%, 4/15/2027	548,000	556,647
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	455,000	460,724
3.60%, 10/15/2020	6,284,000	6,344,264
4.40%, 10/15/2022	1,256,000	1,313,902
4.90%, 10/15/2025	2,408,000	2,559,078
HP, Inc.:
3.75%, 12/1/2020	843,000	855,046
4.05%, 9/15/2022	510,000	526,371
4.30%, 6/1/2021	824,000	847,542
4.38%, 9/15/2021	601,000	621,686
4.65%, 12/9/2021	226,000	235,544
IBM Credit LLC:
1.80%, 1/20/2021 (a)	490,000	482,096
2.20%, 9/8/2022	670,000	656,674
2.65%, 2/5/2021	1,222,000	1,220,314
3.00%, 2/6/2023	1,218,000	1,225,710
3.45%, 11/30/2020	1,150,000	1,163,708
3.60%, 11/30/2021	806,000	823,184
International Business Machines Corp.:
1.63%, 5/15/2020	839,000	829,377
1.88%, 8/1/2022	1,104,000	1,072,304
2.25%, 2/19/2021	619,000	613,819
2.50%, 1/27/2022	1,089,000	1,079,460
2.88%, 11/9/2022	1,021,000	1,024,573
2.90%, 11/1/2021	426,000	427,521
3.30%, 1/27/2027	504,000	508,904
3.38%, 8/1/2023	1,658,000	1,691,972
3.45%, 2/19/2026	2,370,000	2,407,446
3.63%, 2/12/2024	2,071,000	2,130,376
6.22%, 8/1/2027	562,000	673,551
Security Description	Principal Amount	Value
6.50%, 1/15/2028	$120,000	$147,164
7.00%, 10/30/2025	572,000	704,143
NetApp, Inc.:
3.30%, 9/29/2024	398,000	393,117
3.38%, 6/15/2021	658,000	662,994
Seagate HDD Cayman:
4.25%, 3/1/2022	409,000	411,241
4.75%, 6/1/2023	1,139,000	1,149,969
4.75%, 1/1/2025	904,000	879,095
4.88%, 3/1/2024 (a)	546,000	544,701
4.88%, 6/1/2027	610,000	586,271
Western Digital Corp. 4.75%, 2/15/2026	1,560,000	1,492,093
		123,674,910
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	635,000	630,066
Series MTN, 1.95%, 2/1/2023	558,000	545,518
Series MTN, 2.10%, 5/1/2023	410,000	403,489
Series MTN, 2.30%, 5/3/2022	1,045,000	1,039,409
Series MTN, 2.45%, 11/15/2021	48,000	47,965
Series MTN, 3.25%, 3/15/2024	62,000	63,843
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	293,865
3.15%, 3/15/2027	658,000	659,810
Procter & Gamble Co.:
1.70%, 11/3/2021	881,000	863,838
1.85%, 2/2/2021	655,000	647,468
1.90%, 10/23/2020	733,000	727,349
2.15%, 8/11/2022	1,731,000	1,713,361
2.30%, 2/6/2022	1,039,000	1,035,093
2.45%, 11/3/2026	1,711,000	1,667,010
2.85%, 8/11/2027	599,000	601,755
3.10%, 8/15/2023	727,000	745,982
Unilever Capital Corp.:
1.38%, 7/28/2021	218,000	212,428
1.80%, 5/5/2020	1,011,000	1,002,912
2.00%, 7/28/2026	1,720,000	1,600,202
2.10%, 7/30/2020	205,000	203,583
2.20%, 5/5/2022	951,000	938,875
2.60%, 5/5/2024	1,108,000	1,095,092
2.75%, 3/22/2021	1,000,000	1,003,320
2.90%, 5/5/2027	1,194,000	1,176,317
3.00%, 3/7/2022	867,000	875,791
3.10%, 7/30/2025	392,000	396,089
3.13%, 3/22/2023	574,000	581,284
3.25%, 3/7/2024	476,000	484,187
3.38%, 3/22/2025	400,000	408,568
3.50%, 3/22/2028	1,100,000	1,130,184
4.25%, 2/10/2021	968,000	997,630
		23,792,283

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	$1,304,000	$1,282,680
3.50%, 5/26/2022	490,000	490,657
3.50%, 1/15/2025	944,000	908,364
3.65%, 7/21/2027	3,621,000	3,378,502
3.88%, 1/23/2028 (a)	450,000	424,242
3.95%, 2/1/2022	860,000	872,264
4.13%, 7/3/2023	609,000	617,021
4.25%, 7/1/2020	641,000	649,641
4.45%, 12/16/2021	1,055,000	1,082,778
4.45%, 10/1/2025	460,000	463,625
4.45%, 4/3/2026 (c)	1,000,000	1,004,400
4.50%, 5/15/2021	1,373,000	1,403,192
4.63%, 10/30/2020	1,048,000	1,072,544
4.63%, 7/1/2022	540,000	558,133
4.88%, 1/16/2024	1,035,000	1,075,562
5.00%, 10/1/2021	757,000	785,153
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	308,000	306,244
4.25%, 2/15/2024	175,000	180,628
Air Lease Corp.:
2.50%, 3/1/2021	278,000	275,289
2.63%, 7/1/2022	719,000	702,456
2.75%, 1/15/2023	919,000	894,839
3.00%, 9/15/2023	522,000	509,869
3.25%, 3/1/2025	542,000	521,821
3.38%, 6/1/2021	757,000	760,081
3.50%, 1/15/2022	605,000	609,919
3.63%, 4/1/2027	524,000	492,869
3.63%, 12/1/2027	303,000	282,763
3.75%, 2/1/2022	671,000	677,858
3.88%, 4/1/2021	234,000	237,222
3.88%, 7/3/2023	935,000	949,165
4.25%, 9/15/2024	2,603,000	2,661,620
4.63%, 10/1/2028	395,000	397,409
Aircastle, Ltd.:
4.13%, 5/1/2024	505,000	505,535
4.40%, 9/25/2023	636,000	647,690
5.00%, 4/1/2023	275,000	285,895
5.13%, 3/15/2021	598,000	615,324
5.50%, 2/15/2022	535,000	560,204
7.63%, 4/15/2020	269,000	280,753
American Express Co.:
2.20%, 10/30/2020	1,797,000	1,782,912
2.50%, 8/1/2022	2,520,000	2,492,885
2.65%, 12/2/2022	1,438,000	1,429,300
3.00%, 2/22/2021	1,165,000	1,170,522
3.00%, 10/30/2024	2,006,000	1,996,090
3.38%, 5/17/2021	1,510,000	1,529,056
3.40%, 2/27/2023	1,556,000	1,578,391
3.40%, 2/22/2024	1,875,000	1,904,944
Security Description	Principal Amount	Value
3.63%, 12/5/2024	$574,000	$589,090
3.70%, 11/5/2021	1,695,000	1,732,714
3.70%, 8/3/2023	3,203,000	3,282,691
4.20%, 11/6/2025	1,820,000	1,923,613
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	1,276,000	1,274,009
Series MTN, 2.25%, 5/5/2021	1,853,000	1,841,141
Series MTN, 2.38%, 5/26/2020	1,936,000	1,929,592
Series MTN, 2.70%, 3/3/2022	1,875,000	1,877,062
Series MTN, 3.30%, 5/3/2027	1,962,000	1,987,702
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	373,000	364,772
3.00%, 3/22/2022	565,000	568,486
3.70%, 10/15/2024	631,000	652,517
4.00%, 10/15/2023	619,000	648,000
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	255,000	296,203
BGC Partners, Inc. 5.38%, 7/24/2023	913,000	941,659
BlackRock, Inc.:
3.20%, 3/15/2027	565,000	572,718
3.38%, 6/1/2022	585,000	599,631
3.50%, 3/18/2024	1,016,000	1,055,299
4.25%, 5/24/2021	838,000	866,861
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	498,000	502,671
Brookfield Finance LLC 4.00%, 4/1/2024	878,000	890,125
Brookfield Finance, Inc.:
3.90%, 1/25/2028	744,000	719,210
4.25%, 6/2/2026	935,000	942,686
Capital One Bank USA NA 3.38%, 2/15/2023	1,988,000	1,984,899
Capital One Financial Corp.:
2.40%, 10/30/2020	839,000	833,823
2.50%, 5/12/2020	1,190,000	1,185,573
3.05%, 3/9/2022	969,000	970,182
3.45%, 4/30/2021	609,000	616,546
3.90%, 1/29/2024	1,525,000	1,555,774
Cboe Global Markets, Inc. 3.65%, 1/12/2027	404,000	410,407
Charles Schwab Corp.:
2.65%, 1/25/2023	914,000	913,506
3.00%, 3/10/2025	346,000	348,270
3.20%, 3/2/2027	606,000	609,939
3.20%, 1/25/2028	455,000	454,609
3.25%, 5/21/2021	1,413,000	1,430,592
3.45%, 2/13/2026	97,000	99,072
3.55%, 2/1/2024	1,135,000	1,177,767
3.85%, 5/21/2025	750,000	789,075
4.45%, 7/22/2020	235,000	240,426
CME Group, Inc.:
3.00%, 9/15/2022	726,000	735,692
3.00%, 3/15/2025	688,000	691,695

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 6/15/2028	$716,000	$753,218
Discover Financial Services:
3.75%, 3/4/2025	388,000	388,198
3.85%, 11/21/2022	224,000	228,805
3.95%, 11/6/2024	426,000	433,591
4.10%, 2/9/2027	761,000	759,714
4.50%, 1/30/2026	1,350,000	1,387,665
5.20%, 4/27/2022	275,000	290,895
E*TRADE Financial Corp.:
2.95%, 8/24/2022	394,000	391,541
3.80%, 8/24/2027	535,000	519,876
4.50%, 6/20/2028	691,000	702,305
Eaton Vance Corp. 3.50%, 4/6/2027	497,000	497,701
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	302,851
2.85%, 3/30/2025	365,000	360,014
GE Capital International Funding Co.:
2.34%, 11/15/2020	12,594,000	12,437,331
3.37%, 11/15/2025	2,264,000	2,199,046
Genpact Luxembourg Sarl 3.70%, 4/1/2022	532,000	524,169
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	1,277,000	1,338,066
5.38%, 11/1/2023	591,000	619,291
5.38%, 4/15/2026	514,000	539,268
5.75%, 6/1/2028	2,693,000	2,902,273
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	850,000	837,190
2.75%, 12/1/2020	1,268,000	1,269,446
3.10%, 9/15/2027	865,000	856,947
3.45%, 9/21/2023	467,000	478,423
3.75%, 12/1/2025	1,210,000	1,259,646
3.75%, 9/21/2028	895,000	928,616
4.00%, 10/15/2023	580,000	608,965
International Lease Finance Corp.:
4.63%, 4/15/2021	299,000	305,991
5.88%, 8/15/2022	783,000	843,205
8.25%, 12/15/2020	319,000	344,306
8.63%, 1/15/2022	798,000	905,507
Invesco Finance PLC:
3.13%, 11/30/2022	680,000	679,116
3.75%, 1/15/2026	418,000	421,394
4.00%, 1/30/2024	470,000	483,851
Janus Capital Group, Inc. 4.88%, 8/1/2025	270,000	284,710
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	530,000	554,868
Jefferies Group LLC:
5.13%, 1/20/2023	967,000	1,023,947
6.45%, 6/8/2027	427,000	470,340
6.88%, 4/15/2021	560,000	598,315
Security Description	Principal Amount	Value
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	$904,000	$907,950
Lazard Group LLC:
3.63%, 3/1/2027	980,000	952,687
3.75%, 2/13/2025	381,000	382,989
4.38%, 3/11/2029	950,000	962,701
4.50%, 9/19/2028	619,000	636,957
Legg Mason, Inc. 4.75%, 3/15/2026	573,000	592,161
Mastercard, Inc.:
2.00%, 11/21/2021	730,000	720,473
2.95%, 11/21/2026	815,000	817,967
3.38%, 4/1/2024	862,000	889,687
3.50%, 2/26/2028	562,000	586,149
Nasdaq, Inc.:
3.85%, 6/30/2026	433,000	439,326
4.25%, 6/1/2024	432,000	450,369
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/1/2020	577,000	574,184
2.35%, 6/15/2020	355,000	354,340
2.40%, 4/25/2022	800,000	793,584
2.70%, 2/15/2023	589,000	586,520
2.85%, 1/27/2025	79,000	78,416
2.95%, 2/7/2024	567,000	569,053
3.05%, 2/15/2022	507,000	511,796
3.05%, 4/25/2027	535,000	527,874
3.40%, 2/7/2028	870,000	882,415
3.90%, 11/1/2028	450,000	473,787
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	821,000	791,263
3 month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	570,000	569,909
Series MTN, 2.30%, 9/15/2022	501,000	492,508
Series MTN, 2.90%, 3/15/2021	810,000	813,256
Series MTN, 3.25%, 11/1/2025	476,000	481,664
ORIX Corp.:
2.90%, 7/18/2022	706,000	705,732
3.25%, 12/4/2024	806,000	802,816
3.70%, 7/18/2027	519,000	524,138
4.05%, 1/16/2024 (a)	650,000	673,153
Raymond James Financial, Inc. 3.63%, 9/15/2026	252,000	249,689
Stifel Financial Corp.:
3.50%, 12/1/2020	76,000	76,432
4.25%, 7/18/2024	898,000	921,743
Synchrony Financial:
3.70%, 8/4/2026	410,000	386,097
3.75%, 8/15/2021	547,000	553,903
3.95%, 12/1/2027	1,099,000	1,036,049

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/15/2024	$1,118,000	$1,124,865
4.38%, 3/19/2024	380,000	385,689
4.50%, 7/23/2025	3,022,000	3,033,786
5.15%, 3/19/2029	625,000	636,356
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	2,840,000	2,862,408
3.30%, 4/1/2027	1,036,000	1,037,129
3.63%, 4/1/2025	141,000	144,797
3.75%, 4/1/2024	475,000	491,886
Visa, Inc.:
2.15%, 9/15/2022	1,158,000	1,145,320
2.20%, 12/14/2020	3,561,000	3,543,872
2.75%, 9/15/2027	869,000	857,381
2.80%, 12/14/2022	2,298,000	2,320,314
3.15%, 12/14/2025	5,078,000	5,154,525
Western Union Co.:
3.60%, 3/15/2022	560,000	568,915
4.25%, 6/9/2023	435,000	448,354
		171,670,545
ELECTRIC — 4.5%
AEP Texas, Inc.:
2.40%, 10/1/2022	510,000	500,998
3.95%, 6/1/2028	453,000	472,049
AEP Transmission Co. LLC 3.10%, 12/1/2026	418,000	414,627
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	183,000	188,977
Series 17A, 2.45%, 3/30/2022	551,000	547,672
Ameren Corp.:
2.70%, 11/15/2020	419,000	417,332
3.65%, 2/15/2026	708,000	715,583
Ameren Illinois Co.:
2.70%, 9/1/2022	300,000	299,445
3.80%, 5/15/2028	586,000	614,937
American Electric Power Co., Inc.:
2.15%, 11/13/2020	688,000	681,223
3.20%, 11/13/2027	536,000	523,313
Series F, 2.95%, 12/15/2022	600,000	600,042
Series I, 3.65%, 12/1/2021	688,000	701,588
Series J, 4.30%, 12/1/2028	595,000	631,277
Appalachian Power Co.:
3.40%, 6/1/2025	238,000	240,732
4.60%, 3/30/2021	35,000	36,134
Series X, 3.30%, 6/1/2027	406,000	400,746
Arizona Public Service Co.:
2.95%, 9/15/2027	440,000	429,889
3.15%, 5/15/2025	475,000	476,302
Atlantic City Electric Co. 4.00%, 10/15/2028	836,000	880,743
Avangrid, Inc. 3.15%, 12/1/2024	1,187,000	1,172,436
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	574,000	543,934
Security Description	Principal Amount	Value
3.35%, 7/1/2023	$956,000	$971,745
3.50%, 11/15/2021	344,000	349,714
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	538,000	535,703
2.80%, 1/15/2023	579,000	579,892
3.25%, 4/15/2028	695,000	690,990
3.50%, 2/1/2025	381,000	390,117
3.75%, 11/15/2023	475,000	492,741
Black Hills Corp.:
3.15%, 1/15/2027	447,000	428,163
3.95%, 1/15/2026	463,000	469,463
4.25%, 11/30/2023	447,000	462,743
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	35,000	34,386
2.25%, 8/1/2022	76,000	74,587
Series AA, 3.00%, 2/1/2027	866,000	857,860
Series Z, 2.40%, 9/1/2026	375,000	355,511
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	740,000	724,038
3.60%, 11/1/2021	386,000	391,944
3.85%, 2/1/2024	411,000	419,664
4.25%, 11/1/2028	525,000	543,480
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	619,000	605,976
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	23,000	25,218
CMS Energy Corp.:
3.00%, 5/15/2026	385,000	375,852
3.45%, 8/15/2027	527,000	527,195
5.05%, 3/15/2022	321,000	338,305
Commonwealth Edison Co.:
2.55%, 6/15/2026	305,000	294,346
3.40%, 9/1/2021	387,000	393,006
3.70%, 8/15/2028	525,000	549,045
4.00%, 8/1/2020	74,000	75,091
Series 122, 2.95%, 8/15/2027	545,000	536,160
Connecticut Light & Power Co.:
2.50%, 1/15/2023	190,000	188,898
Series A, 3.20%, 3/15/2027	865,000	866,730
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	336,000	351,029
4.45%, 6/15/2020	65,000	66,312
Series B, 3.13%, 11/15/2027	603,000	599,503
Series D, 4.00%, 12/1/2028	450,000	479,808
Consolidated Edison, Inc. 2.00%, 5/15/2021	937,000	922,495
Consumers Energy Co.:
2.85%, 5/15/2022	874,000	878,912
3.38%, 8/15/2023	200,000	205,154
3.80%, 11/15/2028	334,000	352,206
5.65%, 4/15/2020	35,000	36,071
Delmarva Power & Light Co. 3.50%, 11/15/2023	449,000	463,372

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy, Inc.:
2.58%, 7/1/2020	$5,264,000	$5,237,891
3.90%, 10/1/2025	395,000	408,248
4.10%, 4/1/2021 (d)	1,059,000	1,076,929
4.25%, 6/1/2028	1,262,000	1,320,683
Series B, 2.75%, 1/15/2022	450,000	446,283
Series B, 2.75%, 9/15/2022	603,000	597,446
Series C, 2.00%, 8/15/2021	882,000	861,820
Series D, 2.85%, 8/15/2026	560,000	537,684
DPL, Inc. 7.25%, 10/15/2021	556,000	597,478
DTE Electric Co.:
3.45%, 10/1/2020	332,000	335,117
3.65%, 3/15/2024	462,000	477,837
DTE Energy Co.:
2.85%, 10/1/2026	513,000	488,130
3.80%, 3/15/2027	588,000	593,874
Series B, 3.30%, 6/15/2022	421,000	424,545
Series C, 3.50%, 6/1/2024	915,000	925,605
Series D, 3.70%, 8/1/2023	370,000	378,247
Series F, 3.85%, 12/1/2023	451,000	464,958
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	387,000	384,357
2.95%, 12/1/2026 (a)	515,000	510,339
3.05%, 3/15/2023	627,000	635,383
3.35%, 5/15/2022	846,000	868,664
3.90%, 6/15/2021	581,000	594,770
3.95%, 11/15/2028	500,000	532,455
4.30%, 6/15/2020	19,000	19,371
Duke Energy Corp.:
1.80%, 9/1/2021	1,549,000	1,512,552
2.40%, 8/15/2022	929,000	917,518
2.65%, 9/1/2026	941,000	897,215
3.05%, 8/15/2022	581,000	584,573
3.15%, 8/15/2027	820,000	805,814
3.55%, 9/15/2021	586,000	594,726
3.75%, 4/15/2024	1,190,000	1,227,128
3.95%, 10/15/2023	839,000	872,904
Duke Energy Florida LLC:
3.10%, 8/15/2021	204,000	205,891
3.20%, 1/15/2027 (a)	563,000	565,584
3.80%, 7/15/2028	202,000	211,389
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	240,055
Duke Energy Indiana LLC 3.75%, 7/15/2020	318,000	322,525
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	65,000	67,765
Duke Energy Progress LLC:
2.80%, 5/15/2022	215,000	215,821
3.00%, 9/15/2021	103,000	103,779
3.25%, 8/15/2025	619,000	632,302
3.38%, 9/1/2023	435,000	447,202
3.45%, 3/15/2029	1,485,000	1,524,768
3.70%, 9/1/2028	1,008,000	1,050,507
Security Description	Principal Amount	Value
Edison International:
2.13%, 4/15/2020 (a)	$545,000	$534,182
2.40%, 9/15/2022	548,000	506,210
2.95%, 3/15/2023	1,398,000	1,306,641
4.13%, 3/15/2028	522,000	492,815
Emera US Finance L.P.:
2.70%, 6/15/2021	879,000	871,159
3.55%, 6/15/2026	1,000,000	987,750
Enel Americas SA 4.00%, 10/25/2026	668,000	660,265
Enel Chile SA 4.88%, 6/12/2028	427,000	449,699
Enel Generacion Chile SA 4.25%, 4/15/2024	488,000	498,472
Entergy Arkansas LLC:
3.50%, 4/1/2026	976,000	993,197
3.70%, 6/1/2024	310,000	320,506
3.75%, 2/15/2021	205,000	208,106
Entergy Corp.:
2.95%, 9/1/2026	1,208,000	1,160,296
4.00%, 7/15/2022	685,000	700,570
5.13%, 9/15/2020	972,000	994,638
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	515,000	576,506
Entergy Louisiana LLC:
2.40%, 10/1/2026	593,000	557,699
3.12%, 9/1/2027	606,000	597,061
3.25%, 4/1/2028	575,000	573,217
4.05%, 9/1/2023	326,000	340,846
Entergy Mississippi LLC 2.85%, 6/1/2028	65,000	62,687
Evergy, Inc. 4.85%, 6/1/2021	391,000	403,137
Eversource Energy:
2.50%, 3/15/2021	727,000	722,812
2.80%, 5/1/2023	150,000	149,351
Series H, 3.15%, 1/15/2025	374,000	373,334
Series K, 2.75%, 3/15/2022	498,000	497,796
Series L, 2.90%, 10/1/2024	552,000	547,976
Series M, 3.30%, 1/15/2028	431,000	426,074
Series N, 3.80%, 12/1/2023	450,000	465,521
Exelon Corp.:
2.45%, 4/15/2021	442,000	435,657
2.85%, 6/15/2020	2,704,000	2,703,216
3.40%, 4/15/2026	395,000	394,652
3.50%, 6/1/2022	577,000	582,926
3.95%, 6/15/2025	955,000	989,065
5.15%, 12/1/2020	724,000	745,988
Exelon Generation Co. LLC:
3.40%, 3/15/2022	391,000	396,071
4.00%, 10/1/2020	509,000	516,029
4.25%, 6/15/2022	1,124,000	1,164,239
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	545,000	540,814
Series B, 3.90%, 7/15/2027	1,750,000	1,774,815

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.25%, 3/15/2023	$641,000	$668,371
Florida Power & Light Co.:
2.75%, 6/1/2023	437,000	439,473
3.13%, 12/1/2025	540,000	548,597
3.25%, 6/1/2024	629,000	644,316
Fortis, Inc.:
3.06%, 10/4/2026	1,063,000	1,015,845
2.10%, 10/4/2021	559,000	545,880
Georgia Power Co.:
2.40%, 4/1/2021	519,000	514,204
2.85%, 5/15/2022	890,000	881,937
3.25%, 4/1/2026	349,000	341,364
3.25%, 3/30/2027	347,000	336,333
Series C, 2.00%, 9/8/2020	4,281,000	4,234,851
Gulf Power Co. Series A, 3.30%, 5/30/2027	454,000	454,381
Iberdrola International B.V. 5.81%, 3/15/2025	382,000	429,261
Indiana Michigan Power Co. 3.85%, 5/15/2028	350,000	364,826
Interstate Power & Light Co.:
3.25%, 12/1/2024	416,000	417,556
3.60%, 4/1/2029 (c)	950,000	954,873
4.10%, 9/26/2028	535,000	559,075
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	260,000	260,117
3.70%, 9/1/2024	148,000	148,804
ITC Holdings Corp.:
2.70%, 11/15/2022	726,000	714,043
3.25%, 6/30/2026	1,315,000	1,290,146
3.35%, 11/15/2027	885,000	873,964
3.65%, 6/15/2024	372,000	376,390
Kansas City Power & Light Co.:
3.15%, 3/15/2023	833,000	844,595
3.65%, 8/15/2025	745,000	767,194
Kentucky Utilities Co. 3.25%, 11/1/2020	6,000	6,040
LG&E & KU Energy LLC 3.75%, 11/15/2020	586,000	592,264
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	629,000	640,699
MidAmerican Energy Co.:
3.10%, 5/1/2027	591,000	591,668
3.50%, 10/15/2024	524,000	542,424
Mississippi Power Co. 3.95%, 3/30/2028	510,000	515,442
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	467,000	462,498
2.90%, 4/1/2022	625,000	625,637
3.15%, 4/1/2024	2,000,000	2,006,800
3.25%, 4/1/2026	1,075,000	1,075,279
3.50%, 4/1/2029	1,500,000	1,499,820
3.55%, 5/1/2027	1,034,000	1,035,747
4.50%, 6/1/2021	583,000	600,916
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b)	$737,000	$661,605
Series H, 3.34%, 9/1/2020	4,001,000	4,032,728
Northern States Power Co.:
2.15%, 8/15/2022	526,000	517,353
2.20%, 8/15/2020	193,000	191,950
2.60%, 5/15/2023	531,000	528,823
NSTAR Electric Co.:
2.38%, 10/15/2022	723,000	714,353
3.20%, 5/15/2027	340,000	340,017
NV Energy, Inc. 6.25%, 11/15/2020	550,000	579,265
Ohio Power Co. Series M, 5.38%, 10/1/2021	440,000	467,909
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	855,000	875,648
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	345,000	344,427
3.70%, 11/15/2028	1,206,000	1,255,615
4.10%, 6/1/2022	195,000	202,293
7.00%, 9/1/2022	44,000	49,883
PacifiCorp:
2.95%, 2/1/2022	539,000	543,522
2.95%, 6/1/2023	1,361,000	1,370,051
3.60%, 4/1/2024	460,000	474,679
3.85%, 6/15/2021	531,000	543,218
PECO Energy Co.:
2.38%, 9/15/2022	331,000	327,935
3.15%, 10/15/2025	295,000	297,620
Pinnacle West Capital Corp. 2.25%, 11/30/2020	381,000	376,935
PNM Resources, Inc. 3.25%, 3/9/2021	600,000	599,232
Potomac Electric Power Co. 3.60%, 3/15/2024	456,000	471,381
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	695,000	667,235
3.40%, 6/1/2023	398,000	399,114
3.50%, 12/1/2022	618,000	622,326
3.95%, 3/15/2024	910,000	929,529
4.20%, 6/15/2022	507,000	520,542
PPL Electric Utilities Corp. 3.00%, 9/15/2021	404,000	406,416
Progress Energy, Inc.:
3.15%, 4/1/2022	744,000	747,742
4.40%, 1/15/2021	8,619,000	8,826,718
PSEG Power LLC:
3.00%, 6/15/2021	704,000	702,395
3.85%, 6/1/2023	1,156,000	1,183,154
5.13%, 4/15/2020	555,000	566,033
Public Service Co. of Colorado:
2.25%, 9/15/2022	480,000	471,797
3.70%, 6/15/2028	1,020,000	1,062,575

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of New Hampshire 3.50%, 11/1/2023	$205,000	$211,685
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	261,000	257,858
Series MTN, 2.25%, 9/15/2026	708,000	665,223
Series MTN, 2.38%, 5/15/2023	125,000	123,514
Series MTN, 3.00%, 5/15/2025	541,000	540,389
Series MTN, 3.00%, 5/15/2027	500,000	494,135
Series MTN, 3.25%, 9/1/2023	490,000	501,162
Series MTN, 3.65%, 9/1/2028	286,000	295,469
Series MTN, 3.70%, 5/1/2028	650,000	675,805
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	540,000	526,435
2.65%, 11/15/2022	619,000	613,689
Puget Energy, Inc.:
3.65%, 5/15/2025	462,000	460,069
5.63%, 7/15/2022	1,160,000	1,235,423
6.00%, 9/1/2021	549,000	583,153
6.50%, 12/15/2020	250,000	263,733
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	607,000	570,107
3.00%, 8/15/2021	821,000	824,875
Series NNN, 3.60%, 9/1/2023	205,000	208,016
Sempra Energy:
2.85%, 11/15/2020	501,000	499,798
2.88%, 10/1/2022	747,000	735,444
2.90%, 2/1/2023	574,000	564,805
3.25%, 6/15/2027	704,000	673,137
3.40%, 2/1/2028	1,516,000	1,461,379
3.55%, 6/15/2024	422,000	422,211
3.75%, 11/15/2025	845,000	842,440
4.05%, 12/1/2023	476,000	485,225
Sierra Pacific Power Co. 2.60%, 5/1/2026	457,000	439,168
South Carolina Electric & Gas Co. 4.25%, 8/15/2028	797,000	857,955
Southern California Edison Co.:
3.88%, 6/1/2021	578,000	581,919
Series A, 2.90%, 3/1/2021	200,000	198,016
Series A, 4.20%, 3/1/2029 (a)	1,000,000	1,016,900
Series B, 2.40%, 2/1/2022	576,000	559,060
Series B, 3.65%, 3/1/2028	578,000	567,267
Series C, 3.50%, 10/1/2023	226,000	224,947
Series D, 3.40%, 6/1/2023	475,000	470,944
Series E, 3.70%, 8/1/2025	348,000	348,755
Southern Co.:
2.35%, 7/1/2021	1,453,000	1,436,349
Security Description	Principal Amount	Value
2.75%, 6/15/2020	$580,000	$579,983
2.95%, 7/1/2023	1,212,000	1,207,746
3.25%, 7/1/2026	1,109,000	1,086,898
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b)	447,000	453,866
Southern Power Co.:
4.15%, 12/1/2025	564,000	584,755
Series 15B, 2.38%, 6/1/2020	849,000	845,095
Series E, 2.50%, 12/15/2021	271,000	267,911
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	2,065,000	1,963,175
Series M, 4.10%, 9/15/2028	544,000	565,401
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	169,812
TransAlta Corp. 4.50%, 11/15/2022	524,000	530,356
Tucson Electric Power Co. 3.05%, 3/15/2025	157,000	153,937
UIL Holdings Corp. 4.63%, 10/1/2020	517,000	527,754
Union Electric Co.:
2.95%, 6/15/2027	610,000	600,112
3.50%, 4/15/2024	217,000	222,701
3.50%, 3/15/2029	800,000	821,368
Virginia Electric & Power Co.:
2.95%, 1/15/2022	120,000	120,271
3.45%, 9/1/2022	242,000	246,600
3.45%, 2/15/2024	228,000	234,256
Series A, 3.10%, 5/15/2025	468,000	468,061
Series A, 3.15%, 1/15/2026	529,000	529,524
Series A, 3.50%, 3/15/2027	744,000	756,239
Series A, 3.80%, 4/1/2028	384,000	397,809
Series B, 2.95%, 11/15/2026	795,000	779,625
Series C, 2.75%, 3/15/2023	643,000	641,650
WEC Energy Group, Inc.:
2.45%, 6/15/2020	289,000	288,058
3.10%, 3/8/2022	575,000	580,043
3.38%, 6/15/2021	895,000	905,650
3.55%, 6/15/2025	371,000	378,364
Westar Energy, Inc.:
2.55%, 7/1/2026	371,000	355,251
3.10%, 4/1/2027	335,000	331,600
Wisconsin Electric Power Co. 2.95%, 9/15/2021	280,000	281,072
Wisconsin Power & Light Co. 3.05%, 10/15/2027	350,000	345,699
Wisconsin Public Service Corp. 3.35%, 11/21/2021	475,000	482,363
Xcel Energy, Inc.:
2.40%, 3/15/2021	521,000	517,306
2.60%, 3/15/2022	347,000	344,897
3.30%, 6/1/2025	529,000	532,692
3.35%, 12/1/2026	833,000	833,558
4.00%, 6/15/2028	575,000	600,219

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 5/15/2020	$448,000	$453,421
		193,448,736
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	661,000	662,309
2.63%, 2/15/2023	532,000	531,218
3.15%, 6/1/2025	173,000	173,858
4.25%, 11/15/2020	16,000	16,332
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	530,320
3.35%, 3/1/2026	420,000	409,219
3.50%, 2/15/2028	390,000	379,762
3.63%, 11/15/2022	20,000	20,246
		2,723,264
ELECTRONICS — 0.6%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	578,000	556,475
3.20%, 10/1/2022	437,000	440,168
3.88%, 7/15/2023	545,000	563,655
5.00%, 7/15/2020	665,000	683,248
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	443,000	428,297
3.55%, 10/1/2027	532,000	501,793
Amphenol Corp.:
2.20%, 4/1/2020	384,000	381,047
3.13%, 9/15/2021	420,000	422,675
3.20%, 4/1/2024	455,000	455,228
4.00%, 2/1/2022	142,000	146,322
Arrow Electronics, Inc.:
3.25%, 9/8/2024	739,000	713,253
3.50%, 4/1/2022	222,000	223,225
3.88%, 1/12/2028	387,000	373,172
4.00%, 4/1/2025	1,098,000	1,097,693
4.50%, 3/1/2023	64,000	66,200
Avnet, Inc.:
3.75%, 12/1/2021	225,000	227,205
4.63%, 4/15/2026	509,000	518,478
4.88%, 12/1/2022	780,000	815,116
5.88%, 6/15/2020	366,000	377,478
Corning, Inc. 2.90%, 5/15/2022	423,000	423,931
Flex, Ltd.:
4.75%, 6/15/2025	966,000	994,999
5.00%, 2/15/2023	595,000	618,669
FLIR Systems, Inc. 3.13%, 6/15/2021	223,000	222,723
Fortive Corp.:
2.35%, 6/15/2021	691,000	682,984
3.15%, 6/15/2026	957,000	930,080
Honeywell International, Inc.:
1.85%, 11/1/2021	1,675,000	1,645,252
2.50%, 11/1/2026	985,000	961,035
Security Description	Principal Amount	Value
3.35%, 12/1/2023 (a)	$568,000	$583,728
4.25%, 3/1/2021	810,000	836,973
Jabil, Inc.:
3.95%, 1/12/2028	704,000	655,206
4.70%, 9/15/2022	350,000	360,227
5.63%, 12/15/2020	82,000	84,919
Keysight Technologies, Inc.:
4.55%, 10/30/2024	338,000	351,513
4.60%, 4/6/2027	1,299,000	1,342,568
Legrand France SA 8.50%, 2/15/2025	400,000	504,248
PerkinElmer, Inc. 5.00%, 11/15/2021	507,000	529,496
Tech Data Corp.:
3.70%, 2/15/2022	510,000	512,295
4.95%, 2/15/2027	890,000	898,126
Trimble, Inc.:
4.15%, 6/15/2023 (a)	425,000	433,343
4.75%, 12/1/2024	664,000	680,441
4.90%, 6/15/2028	691,000	705,193
Tyco Electronics Group SA:
3.13%, 8/15/2027	428,000	413,855
3.45%, 8/1/2024	327,000	330,257
3.50%, 2/3/2022	134,000	135,668
3.70%, 2/15/2026	495,000	498,831
		25,327,288
ENGINEERING & CONSTRUCTION — 0.0% (f)
Fluor Corp.:
3.50%, 12/15/2024	553,000	553,453
4.25%, 9/15/2028	535,000	534,444
		1,087,897
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	481,000	470,481
3.20%, 3/15/2025	603,000	607,438
3.38%, 11/15/2027	1,512,000	1,520,724
3.55%, 6/1/2022	703,000	718,318
3.95%, 5/15/2028	795,000	831,967
4.75%, 5/15/2023	524,000	558,835
5.25%, 11/15/2021	167,000	177,225
Waste Connections, Inc. 4.25%, 12/1/2028	570,000	604,724
Waste Management Holdings, Inc. 7.10%, 8/1/2026	100,000	121,967
Waste Management, Inc.:
2.40%, 5/15/2023	2,145,000	2,109,286
2.90%, 9/15/2022	122,000	122,392
3.13%, 3/1/2025	1,467,000	1,474,555
3.15%, 11/15/2027	472,000	470,589
3.50%, 5/15/2024	156,000	159,877
4.60%, 3/1/2021	223,000	229,440

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 6/30/2020	$699,000	$715,944
7.00%, 7/15/2028	10,000	12,603
		10,906,365
FOOD — 1.6%
Campbell Soup Co.:
2.50%, 8/2/2022	480,000	468,187
3.30%, 3/15/2021	476,000	478,613
3.30%, 3/19/2025	1,334,000	1,294,340
3.65%, 3/15/2023 (a)	966,000	979,186
3.95%, 3/15/2025	962,000	970,600
4.15%, 3/15/2028	525,000	522,895
4.25%, 4/15/2021	1,082,000	1,107,665
Conagra Brands, Inc.:
3.20%, 1/25/2023	727,000	728,018
3.80%, 10/22/2021	580,000	590,620
4.30%, 5/1/2024	1,187,000	1,228,866
4.60%, 11/1/2025	1,475,000	1,548,499
4.85%, 11/1/2028 (a)	1,211,000	1,272,010
7.00%, 10/1/2028	219,000	256,589
Flowers Foods, Inc.:
3.50%, 10/1/2026	457,000	443,153
4.38%, 4/1/2022	456,000	473,200
General Mills, Inc.:
2.60%, 10/12/2022	778,000	768,617
3.15%, 12/15/2021	1,152,000	1,160,617
3.20%, 4/16/2021	1,083,000	1,092,390
3.20%, 2/10/2027	809,000	785,935
3.65%, 2/15/2024	524,000	532,075
3.70%, 10/17/2023	978,000	1,002,284
4.00%, 4/17/2025	947,000	978,952
4.20%, 4/17/2028 (a)	2,165,000	2,247,357
Hershey Co.:
2.30%, 8/15/2026	485,000	461,744
2.90%, 5/15/2020	407,000	408,994
3.10%, 5/15/2021	300,000	303,021
3.20%, 8/21/2025	290,000	296,171
3.38%, 5/15/2023	660,000	683,892
4.13%, 12/1/2020	80,000	82,008
Ingredion, Inc.:
3.20%, 10/1/2026	480,000	457,886
4.63%, 11/1/2020	495,000	506,395
JM Smucker Co.:
3.00%, 3/15/2022	357,000	358,239
3.38%, 12/15/2027	335,000	327,473
3.50%, 10/15/2021	405,000	410,597
3.50%, 3/15/2025	763,000	764,305
Kellogg Co.:
2.65%, 12/1/2023	568,000	555,657
3.13%, 5/17/2022	500,000	501,705
3.25%, 5/14/2021	520,000	524,451
3.25%, 4/1/2026	607,000	592,177
3.40%, 11/15/2027	1,366,000	1,314,147
4.00%, 12/15/2020	792,000	808,022
4.30%, 5/15/2028	650,000	667,641
Kraft Heinz Foods Co.:
Security Description	Principal Amount	Value
2.80%, 7/2/2020	$1,455,000	$1,451,843
3.00%, 6/1/2026	2,170,000	2,028,646
3.38%, 6/15/2021	509,000	511,886
3.50%, 6/6/2022	1,645,000	1,664,131
3.50%, 7/15/2022	2,939,000	2,968,772
3.95%, 7/15/2025	1,359,000	1,368,812
4.00%, 6/15/2023	1,471,000	1,510,923
4.63%, 1/30/2029	1,798,000	1,848,848
Kroger Co 4.50%, 1/15/2029	725,000	741,914
Kroger Co.:
2.60%, 2/1/2021	306,000	304,482
2.65%, 10/15/2026	276,000	254,199
2.80%, 8/1/2022	297,000	295,052
2.95%, 11/1/2021	750,000	750,525
3.30%, 1/15/2021	909,000	915,508
3.40%, 4/15/2022	655,000	663,024
3.50%, 2/1/2026	573,000	564,290
3.70%, 8/1/2027	652,000	640,981
3.85%, 8/1/2023	631,000	650,126
4.00%, 2/1/2024	623,000	644,450
McCormick & Co., Inc.:
2.70%, 8/15/2022	547,000	543,827
3.15%, 8/15/2024	719,000	716,980
3.40%, 8/15/2027	1,105,000	1,085,099
Mondelez International, Inc.:
3.00%, 5/7/2020	1,007,000	1,009,336
3.63%, 5/7/2023	720,000	735,667
3.63%, 2/13/2026	2,480,000	2,515,315
4.00%, 2/1/2024	313,000	325,044
4.13%, 5/7/2028 (a)	520,000	542,235
Sysco Corp.:
2.50%, 7/15/2021	531,000	526,402
2.60%, 10/1/2020	1,049,000	1,046,986
2.60%, 6/12/2022	388,000	384,578
3.25%, 7/15/2027	741,000	727,521
3.30%, 7/15/2026	537,000	533,488
3.55%, 3/15/2025	488,000	497,506
3.75%, 10/1/2025	1,487,000	1,525,246
Tyson Foods, Inc.:
2.25%, 8/23/2021	1,033,000	1,015,811
3.55%, 6/2/2027	1,119,000	1,098,869
3.90%, 9/28/2023 (a)	815,000	838,472
3.95%, 8/15/2024	1,031,000	1,059,445
4.00%, 3/1/2026	335,000	342,541
4.35%, 3/1/2029	655,000	677,231
4.50%, 6/15/2022	1,415,000	1,478,251
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	43,558
		70,003,013
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	497,000	481,195

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/1/2024	$700,000	$721,259
Domtar Corp. 4.40%, 4/1/2022	580,000	592,737
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	987,000	973,034
5.25%, 5/12/2024	205,000	215,623
5.50%, 1/17/2027	683,000	715,798
Georgia-Pacific LLC 8.00%, 1/15/2024	107,000	130,628
International Paper Co.:
3.00%, 2/15/2027 (a)	910,000	877,031
3.65%, 6/15/2024	1,083,000	1,113,031
3.80%, 1/15/2026	20,000	20,569
4.75%, 2/15/2022	615,000	644,538
7.50%, 8/15/2021	931,000	1,027,470
Suzano Austria GmbH 6.00%, 1/15/2029 (e)	2,200,000	2,340,492
		9,853,405
GAS — 0.3%
Atmos Energy Corp. 3.00%, 6/15/2027	671,000	664,511
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	987,000	1,003,799
4.00%, 4/1/2028	430,000	443,240
4.50%, 1/15/2021	260,000	266,414
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	701,000	700,551
3.60%, 12/15/2024	443,000	450,022
National Fuel Gas Co.:
3.75%, 3/1/2023	561,000	561,690
3.95%, 9/15/2027	515,000	494,127
4.75%, 9/1/2028	1,100,000	1,124,541
4.90%, 12/1/2021	195,000	200,489
5.20%, 7/15/2025	350,000	368,162
NiSource, Inc.:
2.65%, 11/17/2022	450,000	443,304
3.49%, 5/15/2027	950,000	946,038
3.65%, 6/15/2023	790,000	805,682
ONE Gas, Inc. 3.61%, 2/1/2024	488,000	499,419
Southern California Gas Co.:
3.15%, 9/15/2024	505,000	504,243
3.20%, 6/15/2025	384,000	384,088
Series TT, 2.60%, 6/15/2026	1,019,000	969,100
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	618,000	600,208
3.25%, 6/15/2026	732,000	713,619
3.50%, 9/15/2021	608,000	613,314
Southwest Gas Corp. 3.70%, 4/1/2028	635,000	646,652
		13,403,213
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	$849,000	$849,510
Snap-on, Inc. 3.25%, 3/1/2027	355,000	356,047
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	526,000	529,893
3.40%, 12/1/2021	390,000	395,834
3.40%, 3/1/2026	1,200,000	1,215,540
4.25%, 11/15/2028	564,000	606,734
		3,953,558
HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories:
2.55%, 3/15/2022	870,000	866,033
2.90%, 11/30/2021	2,985,000	2,997,418
2.95%, 3/15/2025	1,634,000	1,628,297
3.40%, 11/30/2023	1,055,000	1,078,780
3.75%, 11/30/2026	1,855,000	1,928,829
3.88%, 9/15/2025	679,000	709,976
Baxter International, Inc.:
1.70%, 8/15/2021	440,000	428,248
2.60%, 8/15/2026	938,000	893,548
Becton Dickinson and Co.:
2.40%, 6/5/2020	1,316,000	1,307,893
2.89%, 6/6/2022	2,610,000	2,594,209
3.13%, 11/8/2021	1,367,000	1,372,741
3.25%, 11/12/2020	581,000	583,283
3.36%, 6/6/2024	2,693,000	2,693,943
3.70%, 6/6/2027	2,053,000	2,045,055
3.73%, 12/15/2024	1,377,000	1,398,151
Boston Scientific Corp.:
3.38%, 5/15/2022	547,000	554,570
3.45%, 3/1/2024	1,519,000	1,547,238
3.75%, 3/1/2026	1,700,000	1,733,915
3.85%, 5/15/2025	470,000	483,137
4.00%, 3/1/2028	832,000	856,344
4.00%, 3/1/2029	935,000	965,023
4.13%, 10/1/2023	376,000	391,521
Covidien International Finance SA:
2.95%, 6/15/2023	238,000	239,219
3.20%, 6/15/2022	876,000	890,673
Danaher Corp.:
2.40%, 9/15/2020	482,000	479,436
3.35%, 9/15/2025	359,000	361,728
Edwards Lifesciences Corp. 4.30%, 6/15/2028	623,000	653,066
Life Technologies Corp. 5.00%, 1/15/2021	434,000	447,150
Medtronic Global Holdings SCA 3.35%, 4/1/2027	890,000	905,691
Medtronic, Inc.:
2.75%, 4/1/2023	580,000	581,728

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 3/15/2022	$1,771,000	$1,799,690
3.15%, 3/15/2022	3,440,000	3,495,522
3.50%, 3/15/2025	4,409,000	4,542,681
3.63%, 3/15/2024	797,000	827,812
4.13%, 3/15/2021	538,000	551,988
Stryker Corp.:
2.63%, 3/15/2021	830,000	827,477
3.38%, 5/15/2024	773,000	790,965
3.38%, 11/1/2025	1,426,000	1,451,540
3.50%, 3/15/2026	674,000	682,823
3.65%, 3/7/2028	525,000	538,188
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	1,748,000	1,686,575
3.00%, 4/15/2023	1,376,000	1,376,454
3.15%, 1/15/2023	960,000	966,442
3.20%, 8/15/2027	1,255,000	1,224,453
3.30%, 2/15/2022	848,000	859,134
3.60%, 8/15/2021	1,017,000	1,034,075
3.65%, 12/15/2025	390,000	399,504
4.15%, 2/1/2024	900,000	940,347
4.50%, 3/1/2021	4,211,000	4,347,900
4.70%, 5/1/2020	300,000	306,021
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	2,200,000	2,194,698
3.15%, 4/1/2022	1,097,000	1,100,313
3.38%, 11/30/2021	253,000	254,839
3.55%, 4/1/2025	2,921,000	2,881,362
3.70%, 3/19/2023	340,000	343,985
		69,041,631
HEALTH CARE SERVICES — 1.8%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	285,000	299,447
Aetna, Inc.:
2.75%, 11/15/2022	1,103,000	1,087,878
2.80%, 6/15/2023	1,147,000	1,126,996
3.50%, 11/15/2024	746,000	746,142
4.13%, 6/1/2021	564,000	575,314
Anthem, Inc.:
2.50%, 11/21/2020	1,399,000	1,391,823
2.95%, 12/1/2022	754,000	753,427
3.13%, 5/15/2022	1,021,000	1,028,974
3.30%, 1/15/2023	835,000	843,909
3.35%, 12/1/2024	726,000	731,866
3.50%, 8/15/2024	1,056,000	1,069,897
3.65%, 12/1/2027	1,530,000	1,528,562
3.70%, 8/15/2021	620,000	631,334
4.10%, 3/1/2028	1,122,000	1,155,133
4.35%, 8/15/2020	1,080,000	1,101,697
Cigna Corp.:
3.75%, 7/15/2023 (e)	2,907,000	2,977,815
4.13%, 11/15/2025 (e)	3,303,000	3,418,704
4.38%, 10/15/2028 (e)	1,960,000	2,032,520
Cigna Holding Co.:
Security Description	Principal Amount	Value
3.05%, 10/15/2027	$998,000	$945,156
3.25%, 4/15/2025	972,000	962,999
4.00%, 2/15/2022	1,128,000	1,158,862
4.50%, 3/15/2021	275,000	282,166
5.13%, 6/15/2020	1,030,000	1,057,429
CommonSpirit Health 2.95%, 11/1/2022	358,000	355,394
Coventry Health Care, Inc. 5.45%, 6/15/2021	902,000	942,509
Dignity Health 3.13%, 11/1/2022	498,000	495,908
HCA, Inc.:
4.50%, 2/15/2027	1,475,000	1,517,155
4.75%, 5/1/2023	1,263,000	1,324,938
5.00%, 3/15/2024	4,835,000	5,123,214
5.25%, 4/15/2025	2,243,000	2,407,703
5.25%, 6/15/2026	1,600,000	1,715,136
5.88%, 3/15/2022	870,000	932,962
Humana, Inc.:
2.50%, 12/15/2020	769,000	762,986
2.90%, 12/15/2022	936,000	929,691
3.15%, 12/1/2022	196,000	196,868
3.85%, 10/1/2024	543,000	553,062
3.95%, 3/15/2027	555,000	561,654
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	995,000	998,313
3.50%, 4/1/2022	470,000	482,648
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	593,000	596,932
3.25%, 9/1/2024	866,000	856,240
3.60%, 2/1/2025	603,000	600,871
3.60%, 9/1/2027	592,000	588,489
3.75%, 8/23/2022	610,000	623,664
4.00%, 11/1/2023	325,000	332,475
4.63%, 11/15/2020	712,000	727,643
Mercy Health Series 2018, 4.30%, 7/1/2028	290,000	312,069
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	390,000	372,661
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	666,000	660,133
3.50%, 3/30/2025	1,010,000	1,009,727
4.25%, 4/1/2024	21,000	21,873
4.70%, 4/1/2021	868,000	895,741
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	495,000	507,375
Series A, 3.82%, 6/1/2027	523,000	529,135
Sutter Health Series 2018, 3.70%, 8/15/2028	28,000	29,183
Toledo Hospital Series B, 5.33%, 11/15/2028 (a)	1,000,000	1,054,990
UnitedHealth Group, Inc.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.95%, 10/15/2020	$744,000	$736,009
2.13%, 3/15/2021	972,000	963,271
2.38%, 10/15/2022	1,261,000	1,248,680
2.70%, 7/15/2020	876,000	877,489
2.75%, 2/15/2023	1,669,000	1,668,533
2.88%, 12/15/2021	734,000	737,927
2.88%, 3/15/2022	570,000	573,186
2.88%, 3/15/2023	1,075,000	1,081,740
2.95%, 10/15/2027	761,000	746,693
3.10%, 3/15/2026	2,911,000	2,907,303
3.15%, 6/15/2021	1,390,000	1,404,776
3.35%, 7/15/2022	839,000	858,700
3.38%, 11/15/2021	469,000	476,692
3.38%, 4/15/2027	584,000	591,469
3.45%, 1/15/2027	523,000	532,608
3.50%, 6/15/2023	1,119,000	1,154,103
3.50%, 2/15/2024	983,000	1,011,586
3.70%, 12/15/2025	363,000	377,179
3.75%, 7/15/2025	2,409,000	2,512,467
3.85%, 6/15/2028	984,000	1,029,805
3.88%, 10/15/2020	240,000	243,869
3.88%, 12/15/2028	925,000	968,244
4.70%, 2/15/2021	275,000	283,935
		78,913,656
HOME BUILDERS — 0.0% (f)
DR Horton, Inc.:
2.55%, 12/1/2020	401,000	398,069
4.38%, 9/15/2022	464,000	476,825
4.75%, 2/15/2023	221,000	228,302
5.75%, 8/15/2023	115,000	124,210
NVR, Inc. 3.95%, 9/15/2022	470,000	482,243
		1,709,649
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.40%, 8/15/2022	100,000	100,177
3.50%, 11/15/2027	592,000	568,190
3.80%, 11/15/2024	357,000	358,581
4.40%, 3/15/2029	1,150,000	1,163,087
Whirlpool Corp.:
3.70%, 5/1/2025	1,211,000	1,219,223
4.00%, 3/1/2024	576,000	591,299
4.75%, 2/26/2029	780,000	800,600
Series MTN, 4.85%, 6/15/2021	8,000	8,306
		4,809,463
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	561,000	600,208
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	574,000	565,132
Security Description	Principal Amount	Value
2.88%, 10/1/2022	$365,000	$364,277
3.15%, 8/1/2027	649,000	628,719
Clorox Co.:
3.05%, 9/15/2022 (a)	564,000	571,214
3.10%, 10/1/2027	448,000	441,397
3.50%, 12/15/2024	495,000	511,686
3.80%, 11/15/2021	226,000	231,969
3.90%, 5/15/2028	678,000	708,557
Kimberly-Clark Corp.:
2.40%, 3/1/2022	30,000	29,714
2.75%, 2/15/2026	1,006,000	988,023
3.05%, 8/15/2025	340,000	343,043
3.95%, 11/1/2028	605,000	646,170
		6,630,109
HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.85%, 4/1/2023	1,486,000	1,469,000
4.00%, 12/1/2024	447,000	429,397
4.20%, 4/1/2026	2,501,000	2,385,479
4.70%, 8/15/2020	503,000	513,121
Tupperware Brands Corp. 4.75%, 6/1/2021	698,000	715,680
		5,512,677
INSURANCE — 2.6%
AEGON Funding Co. LLC 5.75%, 12/15/2020	220,000	230,613
Aflac, Inc.:
3.25%, 3/17/2025	300,000	303,135
3.63%, 6/15/2023	766,000	795,583
3.63%, 11/15/2024	1,533,000	1,587,544
4.00%, 2/15/2022	69,000	71,474
Alleghany Corp.:
4.95%, 6/27/2022	886,000	938,141
5.63%, 9/15/2020	15,000	15,515
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	191,000	190,897
Allstate Corp.:
3.15%, 6/15/2023	499,000	505,537
3.28%, 12/15/2026 (a)	617,000	624,731
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	350,000	355,422
Alterra Finance LLC 6.25%, 9/30/2020	35,000	36,575
American Financial Group, Inc. 3.50%, 8/15/2026	595,000	577,495
American International Group, Inc.:
3.30%, 3/1/2021	1,875,000	1,886,906
3.38%, 8/15/2020	617,000	622,670
3.75%, 7/10/2025	1,439,000	1,441,547
3.90%, 4/1/2026	2,444,000	2,454,949
4.13%, 2/15/2024	902,000	930,124
4.20%, 4/1/2028	1,293,000	1,310,507

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/15/2029	$1,250,000	$1,268,737
4.88%, 6/1/2022	1,656,000	1,749,067
6.40%, 12/15/2020	651,000	688,341
Aon Corp.:
4.50%, 12/15/2028	1,250,000	1,316,350
5.00%, 9/30/2020	488,000	504,680
8.21%, 1/1/2027	260,000	306,072
Aon PLC:
2.80%, 3/15/2021	402,000	401,039
3.50%, 6/14/2024	542,000	549,523
3.88%, 12/15/2025	414,000	427,153
4.00%, 11/27/2023	562,000	583,008
Arch Capital Finance LLC 4.01%, 12/15/2026	490,000	508,169
Assurant, Inc.:
4.00%, 3/15/2023	420,000	425,027
4.20%, 9/27/2023	610,000	620,840
4.90%, 3/27/2028	2,012,000	2,068,919
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	397,000	425,556
Athene Holding, Ltd. 4.13%, 1/12/2028	1,127,000	1,081,807
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	946,000	967,890
4.35%, 4/20/2028	1,066,000	1,079,794
AXIS Specialty Finance LLC 5.88%, 6/1/2020	78,000	80,459
AXIS Specialty Finance PLC 4.00%, 12/6/2027	403,000	399,365
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	354,000	356,163
3.00%, 5/15/2022	783,000	796,170
4.25%, 1/15/2021	882,000	910,736
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	1,053,000	1,047,925
2.75%, 3/15/2023	2,287,000	2,300,951
3.00%, 2/11/2023	267,000	271,614
3.13%, 3/15/2026	3,147,000	3,177,683
3.40%, 1/31/2022	344,000	353,223
3.75%, 8/15/2021	174,000	179,088
Brighthouse Financial, Inc. 3.70%, 6/22/2027	2,223,000	2,011,726
Brown & Brown, Inc.:
4.20%, 9/15/2024	550,000	559,752
4.50%, 3/15/2029	775,000	785,090
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	655,000	651,476
2.70%, 3/13/2023	1,539,000	1,531,690
2.88%, 11/3/2022	1,083,000	1,091,252
3.15%, 3/15/2025	1,959,000	1,974,829
3.35%, 5/15/2024	730,000	747,053
3.35%, 5/3/2026	2,082,000	2,117,810
Cincinnati Financial Corp. 6.92%, 5/15/2028	346,000	427,874
Security Description	Principal Amount	Value
CNA Financial Corp.:
3.45%, 8/15/2027	$250,000	$243,245
3.95%, 5/15/2024	881,000	898,365
4.50%, 3/1/2026	818,000	851,522
5.75%, 8/15/2021	100,000	106,521
5.88%, 8/15/2020	530,000	551,179
Enstar Group, Ltd. 4.50%, 3/10/2022	543,000	552,562
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	640,000	638,157
Fidelity National Financial, Inc.:
4.50%, 8/15/2028 (e)	850,000	859,061
5.50%, 9/1/2022	545,000	585,014
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	346,000	352,847
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	1,167,000	1,246,076
Kemper Corp. 4.35%, 2/15/2025	733,000	749,199
Lincoln National Corp.:
3.35%, 3/9/2025	750,000	747,367
3.63%, 12/12/2026	847,000	850,464
3.80%, 3/1/2028	510,000	516,752
4.00%, 9/1/2023	552,000	576,415
4.20%, 3/15/2022	50,000	51,796
4.85%, 6/24/2021	185,000	192,361
Loews Corp.:
2.63%, 5/15/2023	580,000	574,397
3.75%, 4/1/2026	490,000	505,484
Manulife Financial Corp.:
4.15%, 3/4/2026	1,079,000	1,134,342
4.90%, 9/17/2020	577,000	593,098
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (b)	906,000	880,886
Markel Corp.:
3.50%, 11/1/2027	1,039,000	989,803
4.90%, 7/1/2022	30,000	31,503
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	593,000	592,188
3.30%, 3/14/2023	466,000	472,244
3.50%, 12/29/2020	787,000	797,499
3.50%, 6/3/2024	993,000	1,012,195
3.50%, 3/10/2025	348,000	356,787
3.75%, 3/14/2026	536,000	549,545
3.88%, 3/15/2024	1,186,000	1,230,416
4.38%, 3/15/2029	1,125,000	1,190,936
4.80%, 7/15/2021	1,049,000	1,089,282
Mercury General Corp. 4.40%, 3/15/2027	609,000	602,210
MetLife, Inc.:
3.00%, 3/1/2025	379,000	379,766
3.60%, 4/10/2024	4,277,000	4,418,269
3.60%, 11/13/2025	308,000	317,551
4.75%, 2/8/2021	1,814,000	1,879,141

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 12/15/2022	$3,551,000	$3,594,855
Series D, 4.37%, 9/15/2023	1,264,000	1,348,119
Old Republic International Corp.:
3.88%, 8/26/2026	506,000	498,648
4.88%, 10/1/2024	650,000	683,221
PartnerRe Finance B LLC 5.50%, 6/1/2020	254,000	260,457
Primerica, Inc. 4.75%, 7/15/2022	407,000	428,213
Principal Financial Group, Inc.:
3.10%, 11/15/2026	428,000	416,876
3.30%, 9/15/2022	180,000	181,238
3.40%, 5/15/2025	380,000	382,052
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (b)	150,000	147,359
Progressive Corp.:
2.45%, 1/15/2027	332,000	316,067
3.75%, 8/23/2021	597,000	605,358
4.00%, 3/1/2029	270,000	287,963
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b)	3,650,000	3,679,784
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	966,000	976,278
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	586,000	592,212
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	904,000	943,035
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (b)	717,000	761,741
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b)	742,000	712,854
Series MTN, 3.50%, 5/15/2024	298,000	308,168
Series MTN, 3.88%, 3/27/2028	520,000	544,450
Series MTN, 4.50%, 11/15/2020	1,670,000	1,715,224
Series MTN, 4.50%, 11/16/2021	320,000	334,141
Series MTN, 5.38%, 6/21/2020	471,000	486,100
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	479,000	481,452
5.00%, 6/1/2021	448,000	466,296
Series MTN, 4.70%, 9/15/2023	184,000	196,624
RenaissanceRe Finance, Inc.:
Security Description	Principal Amount	Value
3.45%, 7/1/2027	$517,000	$510,145
3.70%, 4/1/2025	50,000	50,426
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	2,000,000	1,965,990
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	51,000	53,000
Swiss Re America Holding Corp. 7.00%, 2/15/2026	311,000	372,687
Torchmark Corp.:
3.80%, 9/15/2022	75,000	76,568
4.55%, 9/15/2028	769,000	811,441
Travelers Cos., Inc. 3.90%, 11/1/2020	563,000	574,215
Trinity Acquisition PLC:
3.50%, 9/15/2021	704,000	709,188
4.40%, 3/15/2026	744,000	771,483
Unum Group:
3.00%, 5/15/2021	485,000	485,039
4.00%, 3/15/2024	152,000	154,669
5.63%, 9/15/2020	226,000	234,122
Voya Financial, Inc.:
3.13%, 7/15/2024	506,000	499,260
3.65%, 6/15/2026	554,000	549,407
Willis North America, Inc.:
3.60%, 5/15/2024	497,000	499,758
4.50%, 9/15/2028	1,767,000	1,835,701
Willis Towers Watson PLC 5.75%, 3/15/2021	287,000	300,876
WR Berkley Corp.:
4.63%, 3/15/2022	230,000	240,187
5.38%, 9/15/2020	15,000	15,486
XLIT, Ltd.:
4.45%, 3/31/2025	528,000	549,564
6.25%, 5/15/2027	324,000	381,782
		114,779,490
INTERNET — 1.2%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	1,680,000	1,666,678
3.13%, 11/28/2021	1,554,000	1,562,967
3.40%, 12/6/2027	2,812,000	2,763,493
3.60%, 11/28/2024	1,829,000	1,872,091
Alphabet, Inc.:
2.00%, 8/15/2026	2,457,000	2,319,433
3.38%, 2/25/2024	997,000	1,036,062
3.63%, 5/19/2021	878,000	900,292
Amazon.com, Inc.:
1.90%, 8/21/2020	1,218,000	1,207,951
2.40%, 2/22/2023	3,193,000	3,160,846
2.50%, 11/29/2022	1,273,000	1,270,505
2.80%, 8/22/2024	5,935,000	5,946,455
3.15%, 8/22/2027	3,878,000	3,902,121
3.30%, 12/5/2021	1,060,000	1,081,264
3.80%, 12/5/2024	953,000	1,004,691
5.20%, 12/3/2025	779,000	885,115

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Baidu, Inc.:
2.88%, 7/6/2022	$650,000	$641,349
3.00%, 6/30/2020	430,000	429,910
3.50%, 11/28/2022	557,000	560,559
3.63%, 7/6/2027	945,000	924,475
3.88%, 9/29/2023	950,000	968,924
4.13%, 6/30/2025	370,000	378,492
4.38%, 5/14/2024	1,000,000	1,037,920
4.38%, 3/29/2028	690,000	710,017
4.88%, 11/14/2028	815,000	870,322
Booking Holdings, Inc.:
2.75%, 3/15/2023	531,000	528,855
3.55%, 3/15/2028	970,000	968,496
3.60%, 6/1/2026	768,000	779,827
3.65%, 3/15/2025	418,000	425,942
eBay, Inc.:
2.15%, 6/5/2020	683,000	678,520
2.60%, 7/15/2022	1,028,000	1,013,865
2.75%, 1/30/2023	983,000	970,821
2.88%, 8/1/2021	732,000	731,868
3.25%, 10/15/2020	835,000	839,075
3.45%, 8/1/2024	740,000	741,709
3.60%, 6/5/2027	717,000	698,444
3.80%, 3/9/2022	467,000	476,947
Expedia Group, Inc.:
4.50%, 8/15/2024	433,000	449,696
5.00%, 2/15/2026	739,000	781,951
5.95%, 8/15/2020	1,521,000	1,580,334
3.80%, 2/15/2028	596,000	574,490
JD.com, Inc.:
3.13%, 4/29/2021	707,000	701,747
3.88%, 4/29/2026	452,000	441,807
		50,486,326
INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	80,000	79,270
Ares Capital Corp.:
3.50%, 2/10/2023	536,000	518,730
3.63%, 1/19/2022	598,000	598,418
4.25%, 3/1/2025	824,000	803,186
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	361,000	372,646
		2,372,250
IRON/STEEL — 0.2%
ArcelorMittal:
4.55%, 3/11/2026 (a)	1,000,000	1,025,360
5.13%, 6/1/2020	74,000	75,703
5.25%, 8/5/2020	1,018,000	1,046,270
5.50%, 3/1/2021	847,000	885,276
6.13%, 6/1/2025 (a)	434,000	480,238
6.25%, 2/25/2022	842,000	908,400
Nucor Corp.:
3.95%, 5/1/2028	515,000	535,837
Security Description	Principal Amount	Value
4.00%, 8/1/2023	$678,000	$707,656
4.13%, 9/15/2022	520,000	541,819
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	555,000	575,413
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	1,283,000	1,306,466
6.25%, 8/10/2026 (a)	2,067,000	2,256,812
		10,345,250
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	119,000	121,110
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	488,000	489,059
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	318,000	316,652
3.70%, 3/15/2028	352,000	338,877
5.25%, 11/15/2022	783,000	836,808
7.50%, 10/15/2027	544,000	656,200
		2,758,706
LODGING — 0.2%
Choice Hotels International, Inc. 5.75%, 7/1/2022	386,000	409,704
Hyatt Hotels Corp.:
3.38%, 7/15/2023	225,000	225,558
4.38%, 9/15/2028	479,000	488,647
4.85%, 3/15/2026	514,000	543,087
Marriott International, Inc.:
2.30%, 1/15/2022	226,000	222,097
2.88%, 3/1/2021	150,000	149,680
3.25%, 9/15/2022	756,000	760,513
3.38%, 10/15/2020	492,000	494,401
3.60%, 4/15/2024	1,400,000	1,413,552
3.75%, 3/15/2025	580,000	585,533
3.75%, 10/1/2025	50,000	50,407
Series AA, 4.65%, 12/1/2028 (a)	460,000	486,294
Series N, 3.13%, 10/15/2021	435,000	435,570
Series R, 3.13%, 6/15/2026 (a)	221,000	212,841
Series X, 4.00%, 4/15/2028	522,000	528,045
Series Z, 4.15%, 12/1/2023	425,000	441,945
Sands China, Ltd.:
4.60%, 8/8/2023	1,115,000	1,146,075
5.13%, 8/8/2025	870,000	911,099
5.40%, 8/8/2028	1,155,000	1,208,800
		10,713,848
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	320,000	320,359
2.88%, 5/8/2022	1,485,000	1,495,291
3.38%, 4/3/2023	513,000	521,880
3.80%, 4/3/2028	395,000	414,703

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	$1,304,000	$1,278,690
1.93%, 10/1/2021	362,000	355,415
2.40%, 8/9/2026	270,000	256,581
Series GMTN, 1.85%, 9/4/2020	521,000	515,613
Series MTN, 2.40%, 6/6/2022	701,000	695,623
Series MTN, 2.55%, 11/29/2022	714,000	710,544
Series MTN, 2.63%, 3/1/2023	465,000	463,042
Series MTN, 2.85%, 6/1/2022	543,000	546,155
Series MTN, 2.90%, 3/15/2021	442,000	444,537
Series MTN, 2.95%, 2/26/2022	1,175,000	1,185,575
Series MTN, 3.15%, 9/7/2021	835,000	844,694
Series MTN, 3.25%, 12/1/2024	612,000	625,531
Series MTN, 3.30%, 6/9/2024	659,000	674,183
Series MTN, 3.35%, 12/7/2020	1,100,000	1,112,353
Series MTN, 3.45%, 5/15/2023	695,000	713,862
Series MTN, 3.65%, 12/7/2023	926,000	963,559
Series MTN, 3.75%, 11/24/2023	541,000	564,382
Caterpillar, Inc.:
2.60%, 6/26/2022	602,000	601,254
3.40%, 5/15/2024	1,120,000	1,158,640
3.90%, 5/27/2021	535,000	550,044
Oshkosh Corp. 4.60%, 5/15/2028	1,362,000	1,385,195
		18,397,705
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	491,000	497,329
4.20%, 1/15/2024	836,000	857,477
4.38%, 11/6/2020	432,000	439,547
4.38%, 4/5/2022	575,000	591,117
4.88%, 4/1/2021	649,000	667,536
CNH Industrial NV:
4.50%, 8/15/2023	666,000	691,814
Series MTN, 3.85%, 11/15/2027	354,000	338,909
Cummins, Inc. 3.65%, 10/1/2023	905,000	940,729
Deere & Co. 2.60%, 6/8/2022	748,000	748,823
Dover Corp.:
3.15%, 11/15/2025	490,000	481,709
4.30%, 3/1/2021	559,000	570,549
Flowserve Corp.:
3.50%, 9/15/2022	545,000	547,382
Security Description	Principal Amount	Value
4.00%, 11/15/2023	$58,000	$58,084
IDEX Corp. 4.20%, 12/15/2021	44,000	44,711
John Deere Capital Corp.:
2.55%, 1/8/2021	380,000	379,419
2.80%, 1/27/2023	376,000	377,399
3.20%, 1/10/2022	1,170,000	1,188,755
3.65%, 10/12/2023	700,000	726,194
Series 0014, 2.45%, 9/11/2020	150,000	149,654
Series DMTN, 2.35%, 1/8/2021	862,000	858,095
Series GMTN, 3.45%, 6/7/2023	345,000	354,363
Series MTN, 1.95%, 6/22/2020	728,000	722,562
Series MTN, 2.15%, 9/8/2022	721,000	708,548
Series MTN, 2.38%, 7/14/2020	186,000	185,609
Series MTN, 2.65%, 1/6/2022	696,000	696,418
Series MTN, 2.65%, 6/24/2024	518,000	513,224
Series MTN, 2.65%, 6/10/2026	370,000	360,850
Series MTN, 2.70%, 1/6/2023	462,000	461,797
Series MTN, 2.75%, 3/15/2022	452,000	453,519
Series MTN, 2.80%, 3/4/2021	421,000	422,756
Series MTN, 2.80%, 3/6/2023	1,917,000	1,925,090
Series MTN, 2.80%, 9/8/2027 (a)	455,000	445,663
Series MTN, 2.88%, 3/12/2021	489,000	491,337
Series MTN, 2.95%, 4/1/2022	986,000	995,692
Series MTN, 3.05%, 1/6/2028	497,000	494,928
Series MTN, 3.13%, 9/10/2021	190,000	192,134
Series MTN, 3.15%, 10/15/2021	502,000	508,521
Series MTN, 3.35%, 6/12/2024	384,000	393,231
Series MTN, 3.40%, 9/11/2025	275,000	284,056
Series MTN, 3.45%, 1/10/2024	1,310,000	1,348,370
Series MTN, 3.45%, 3/13/2025	1,710,000	1,762,223
Series MTN, 3.45%, 3/7/2029	540,000	555,530
Series MTN, 3.90%, 7/12/2021	570,000	586,741
Nvent Finance Sarl:
3.95%, 4/15/2023	1,125,000	1,130,738
4.55%, 4/15/2028	769,000	773,606
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	24,842
3.50%, 3/1/2029	1,285,000	1,321,468
Roper Technologies, Inc.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 12/15/2021	$474,000	$471,649
3.00%, 12/15/2020	491,000	491,152
3.13%, 11/15/2022	456,000	457,737
3.65%, 9/15/2023	828,000	846,506
3.80%, 12/15/2026	737,000	743,920
3.85%, 12/15/2025	500,000	510,280
4.20%, 9/15/2028	1,370,000	1,422,060
Wabtec Corp.:
3.45%, 11/15/2026	585,000	542,395
4.40%, 3/15/2024	1,180,000	1,200,249
4.95%, 9/15/2028	2,295,000	2,322,356
Xylem, Inc.:
3.25%, 11/1/2026	964,000	943,409
4.88%, 10/1/2021	361,000	377,559
		39,598,320
MEDIA — 2.8%
21st Century Fox America, Inc.:
3.70%, 9/15/2024	964,000	999,707
4.00%, 10/1/2023	385,000	398,633
4.50%, 2/15/2021	74,000	76,385
5.65%, 8/15/2020	1,000,000	1,037,880
CBS Corp.:
2.50%, 2/15/2023	742,000	723,443
2.90%, 6/1/2023	595,000	587,914
2.90%, 1/15/2027	597,000	557,126
3.38%, 3/1/2022	626,000	632,072
3.38%, 2/15/2028	640,000	610,963
3.50%, 1/15/2025	751,000	749,866
3.70%, 8/15/2024	617,000	626,489
3.70%, 6/1/2028	822,000	801,351
4.00%, 1/15/2026	1,941,000	1,968,135
4.30%, 2/15/2021	102,000	104,393
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	2,345,000	2,362,119
3.75%, 2/15/2028	317,000	305,464
4.20%, 3/15/2028	251,000	249,557
4.46%, 7/23/2022	7,469,000	7,729,071
4.91%, 7/23/2025	4,927,000	5,199,808
4.50%, 2/1/2024	1,330,000	1,383,027
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,036,000	1,272,332
Comcast Corp.:
1.63%, 1/15/2022	616,000	599,042
2.35%, 1/15/2027	1,433,000	1,339,941
2.75%, 3/1/2023	1,985,000	1,981,129
2.85%, 1/15/2023	892,000	895,318
3.00%, 2/1/2024	981,000	983,040
3.13%, 7/15/2022	1,311,000	1,328,095
3.15%, 3/1/2026	1,162,000	1,157,027
3.15%, 2/15/2028	2,311,000	2,267,438
3.30%, 10/1/2020	1,750,000	1,766,608
Security Description	Principal Amount	Value
3.30%, 2/1/2027	$1,449,000	$1,445,899
3.38%, 2/15/2025	666,000	676,283
3.38%, 8/15/2025	1,499,000	1,519,971
3.45%, 10/1/2021	1,725,000	1,759,069
3.55%, 5/1/2028	950,000	960,013
3.60%, 3/1/2024	2,820,000	2,900,680
3.70%, 4/15/2024	2,034,000	2,101,081
3.95%, 10/15/2025	6,538,000	6,832,798
4.15%, 10/15/2028	2,395,000	2,521,528
Discovery Communications LLC:
2.80%, 6/15/2020 (e)	926,000	920,824
2.95%, 3/20/2023	1,286,000	1,273,436
3.25%, 4/1/2023	622,000	618,940
3.30%, 5/15/2022	562,000	564,372
3.45%, 3/15/2025	554,000	541,928
3.50%, 6/15/2022 (e)	78,000	78,653
3.80%, 3/13/2024	737,000	745,881
3.90%, 11/15/2024 (a) (e)	947,000	959,235
3.95%, 6/15/2025 (e)	1,172,000	1,183,251
3.95%, 3/20/2028	1,556,000	1,512,945
4.38%, 6/15/2021	340,000	349,381
4.90%, 3/11/2026 (a)	914,000	962,917
5.05%, 6/1/2020	491,000	500,923
Fox Corp.:
3.67%, 1/25/2022 (e)	600,000	612,216
4.03%, 1/25/2024 (e)	1,375,000	1,426,411
4.71%, 1/25/2029 (e)	1,160,000	1,240,608
Grupo Televisa SAB 6.63%, 3/18/2025	290,000	326,673
NBCUniversal Media LLC:
2.88%, 1/15/2023	1,246,000	1,250,673
4.38%, 4/1/2021	7,446,000	7,672,061
5.15%, 4/30/2020	4,159,000	4,263,599
TCI Communications, Inc.:
7.13%, 2/15/2028	1,109,000	1,389,167
7.88%, 2/15/2026	70,000	88,915
Thomson Reuters Corp.:
3.35%, 5/15/2026	490,000	468,607
4.30%, 11/23/2023	637,000	662,168
Time Warner Cable LLC:
4.00%, 9/1/2021	1,156,000	1,174,681
4.13%, 2/15/2021	406,000	412,813
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,673,000	1,957,996
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021	177,000	176,204
3.00%, 2/13/2026	1,955,000	1,964,912
Series GMTN, 2.15%, 9/17/2020	932,000	927,107
Series GMTN, 3.15%, 9/17/2025	810,000	826,751
Series MTN, 1.80%, 6/5/2020	818,000	810,417
Series MTN, 1.85%, 7/30/2026	1,214,000	1,126,082

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.35%, 12/1/2022	$906,000	$895,808
Series MTN, 2.45%, 3/4/2022	987,000	983,851
Series MTN, 2.55%, 2/15/2022	707,000	706,753
Series MTN, 2.95%, 6/15/2027 (a)	1,140,000	1,139,658
Series MTN, 3.75%, 6/1/2021	443,000	454,243
Viacom, Inc.:
3.88%, 12/15/2021	775,000	790,345
3.88%, 4/1/2024	680,000	692,648
4.25%, 9/1/2023	1,033,000	1,073,545
4.50%, 3/1/2021	529,000	542,124
Walt Disney Co.:
2.75%, 8/16/2021	737,000	741,474
3.00%, 9/15/2022 (e)	521,000	526,877
3.38%, 11/15/2026 (e)	2,643,000	2,697,895
3.70%, 9/15/2024 (e)	323,000	337,367
3.70%, 10/15/2025 (e)	650,000	675,370
4.00%, 10/1/2023 (e)	375,000	391,774
4.50%, 2/15/2021 (e)	927,000	959,426
5.65%, 8/15/2020 (e)	47,000	48,878
Warner Media LLC:
2.95%, 7/15/2026	1,277,000	1,209,319
3.40%, 6/15/2022	579,000	585,548
3.55%, 6/1/2024	1,412,000	1,424,524
3.60%, 7/15/2025	2,093,000	2,088,835
3.80%, 2/15/2027	1,588,000	1,579,393
3.88%, 1/15/2026	851,000	854,242
4.00%, 1/15/2022	541,000	555,742
4.05%, 12/15/2023	530,000	551,841
		122,908,922
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	471,000	468,805
2.50%, 1/15/2023	1,217,000	1,211,913
3.25%, 6/15/2025	1,452,000	1,487,429
Timken Co. 3.88%, 9/1/2024	870,000	870,635
		4,038,782
MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	528,000	540,234
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	774,000	780,780
3.25%, 11/21/2021	550,000	557,645
3.85%, 9/30/2023	500,000	525,275
6.42%, 3/1/2026	198,000	235,572
Goldcorp, Inc.:
3.63%, 6/9/2021	636,000	641,718
3.70%, 3/15/2023	903,000	917,051
Kinross Gold Corp.:
4.50%, 7/15/2027	411,000	394,560
Security Description	Principal Amount	Value
5.13%, 9/1/2021	$150,000	$154,895
5.95%, 3/15/2024	619,000	662,571
Newmont Mining Corp. 3.50%, 3/15/2022	3,376,000	3,420,259
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	1,104,000	1,158,615
7.13%, 7/15/2028	100,000	129,747
Southern Copper Corp.:
3.50%, 11/8/2022	1,054,000	1,061,568
3.88%, 4/23/2025	302,000	305,373
5.38%, 4/16/2020	544,000	558,340
Yamana Gold, Inc. 4.63%, 12/15/2027	572,000	559,605
		12,603,808
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
2.88%, 10/15/2027	707,000	701,316
Series MTN, 1.63%, 9/19/2021	462,000	452,404
Series MTN, 2.00%, 8/7/2020	100,000	99,287
Series MTN, 2.00%, 6/26/2022	599,000	590,153
Series MTN, 2.25%, 3/15/2023	692,000	683,585
Series MTN, 2.25%, 9/19/2026	493,000	470,904
Series MTN, 2.75%, 3/1/2022	950,000	957,647
Series MTN, 3.00%, 9/14/2021	506,000	513,049
Series MTN, 3.00%, 8/7/2025	153,000	155,694
Series MTN, 3.25%, 2/14/2024	1,130,000	1,163,990
Series MTN, 3.63%, 9/14/2028	683,000	716,877
Carlisle Cos., Inc.:
3.50%, 12/1/2024	854,000	848,637
3.75%, 11/15/2022	50,000	50,469
3.75%, 12/1/2027	472,000	458,614
Crane Co. 4.45%, 12/15/2023	44,000	46,411
Eaton Corp.:
2.75%, 11/2/2022	964,000	960,693
3.10%, 9/15/2027	849,000	834,898
General Electric Co.:
2.70%, 10/9/2022	3,518,000	3,455,063
3.38%, 3/11/2024	735,000	731,575
5.30%, 2/11/2021	2,220,000	2,298,011
Series GMTN, 3.10%, 1/9/2023 (a)	1,233,000	1,224,468
Series GMTN, 3.15%, 9/7/2022 (a)	1,672,000	1,666,767
Series GMTN, 3.45%, 5/15/2024	812,000	807,875
Series GMTN, 4.63%, 1/7/2021	926,000	950,437

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.38%, 9/16/2020	$1,122,000	$1,143,498
Series MTN, 4.65%, 10/17/2021	962,000	995,776
Series MTN, 5.55%, 5/4/2020	679,000	696,722
Hexcel Corp.:
3.95%, 2/15/2027	385,000	384,931
4.70%, 8/15/2025	653,000	682,934
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	985,000	968,442
3.38%, 9/15/2021	347,000	352,701
3.50%, 3/1/2024	463,000	478,585
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	804,000	803,855
3.75%, 8/21/2028	715,000	730,508
4.25%, 6/15/2023	243,000	254,581
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/1/2020	221,000	220,355
3.50%, 3/21/2026	1,200,000	1,211,856
3.55%, 11/1/2024 (a)	460,000	468,942
3.80%, 3/21/2029	1,000,000	1,014,970
Pall Corp. 5.00%, 6/15/2020	11,000	11,277
Parker-Hannifin Corp.:
3.25%, 3/1/2027	1,981,000	1,972,343
Series MTN, 3.30%, 11/21/2024	488,000	496,262
Series MTN, 3.50%, 9/15/2022	290,000	295,200
Textron, Inc.:
3.65%, 3/15/2027	1,132,000	1,111,681
3.88%, 3/1/2025	363,000	364,655
4.00%, 3/15/2026	731,000	741,373
4.30%, 3/1/2024	569,000	588,704
		36,828,975
OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 4.07%, 3/17/2022	158,000	157,265
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	534,000	555,750
OIL & GAS — 4.1%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	478,000	495,237
5.55%, 3/15/2026	906,000	987,830
Apache Corp.:
2.63%, 1/15/2023	2,910,000	2,836,843
3.25%, 4/15/2022	716,000	717,754
3.63%, 2/1/2021	486,000	491,302
4.38%, 10/15/2028	679,000	684,500
Security Description	Principal Amount	Value
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	$795,000	$783,544
2.52%, 9/19/2022	1,069,000	1,058,641
2.75%, 5/10/2023	1,149,000	1,145,863
3.02%, 1/16/2027	1,325,000	1,300,567
3.12%, 5/4/2026	854,000	850,644
3.22%, 11/28/2023	1,122,000	1,136,204
3.22%, 4/14/2024	978,000	990,333
3.25%, 5/6/2022	1,825,000	1,853,324
3.41%, 2/11/2026	1,485,000	1,512,354
3.59%, 4/14/2027	1,643,000	1,671,375
3.79%, 2/6/2024	780,000	809,110
3.80%, 9/21/2025	1,795,000	1,858,938
3.94%, 9/21/2028	875,000	916,816
4.23%, 11/6/2028	2,380,000	2,546,529
4.50%, 10/1/2020	2,382,000	2,445,052
4.74%, 3/11/2021	1,120,000	1,163,523
BP Capital Markets PLC:
2.50%, 11/6/2022	1,242,000	1,230,859
2.75%, 5/10/2023	513,000	509,368
3.06%, 3/17/2022	3,325,000	3,358,549
3.25%, 5/6/2022 (a)	169,000	171,587
3.28%, 9/19/2027	1,967,000	1,959,545
3.51%, 3/17/2025	1,186,000	1,211,001
3.54%, 11/4/2024	847,000	871,919
3.56%, 11/1/2021	1,279,000	1,305,309
3.72%, 11/28/2028	871,000	904,185
3.81%, 2/10/2024	763,000	793,154
3.99%, 9/26/2023	385,000	403,511
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	1,101,000	1,092,908
3.45%, 11/15/2021	604,000	610,795
3.80%, 4/15/2024	1,034,000	1,054,928
3.85%, 6/1/2027 (a)	1,584,000	1,587,168
3.90%, 2/1/2025	561,000	572,315
Cenovus Energy, Inc.:
3.00%, 8/15/2022	477,000	467,007
3.80%, 9/15/2023	500,000	499,660
4.25%, 4/15/2027 (a)	1,352,000	1,331,747
Chevron Corp.:
2.10%, 5/16/2021	1,627,000	1,615,172
2.36%, 12/5/2022	2,482,000	2,463,708
2.41%, 3/3/2022	663,000	661,217
2.42%, 11/17/2020	892,000	890,154
2.43%, 6/24/2020	487,000	486,221
2.50%, 3/3/2022	731,000	731,102
2.57%, 5/16/2023	674,000	674,755
2.90%, 3/3/2024	921,000	931,831
2.95%, 5/16/2026	2,819,000	2,837,915
3.19%, 6/24/2023	3,942,000	4,032,627
3.33%, 11/17/2025	552,000	569,278
Cimarex Energy Co.:
3.90%, 5/15/2027	439,000	437,231

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 6/1/2024	$804,000	$835,340
4.38%, 3/15/2029	1,100,000	1,133,011
Concho Resources, Inc.:
3.75%, 10/1/2027	1,130,000	1,121,209
4.30%, 8/15/2028	906,000	934,974
4.38%, 1/15/2025	449,000	461,294
ConocoPhillips Co.:
2.40%, 12/15/2022	370,000	366,455
4.95%, 3/15/2026 (a)	1,671,000	1,861,310
Continental Resources, Inc.:
3.80%, 6/1/2024	1,274,000	1,283,542
4.38%, 1/15/2028	1,013,000	1,041,546
4.50%, 4/15/2023	1,844,000	1,910,255
5.00%, 9/15/2022	1,025,000	1,033,528
Devon Energy Corp.:
3.25%, 5/15/2022	1,313,000	1,323,964
4.00%, 7/15/2021	343,000	350,100
5.85%, 12/15/2025	804,000	912,162
Encana Corp. 3.90%, 11/15/2021	713,000	727,438
Eni USA, Inc. 7.30%, 11/15/2027	525,000	639,319
EOG Resources, Inc.:
2.45%, 4/1/2020	571,000	569,110
2.63%, 3/15/2023	1,179,000	1,170,440
3.15%, 4/1/2025	571,000	573,141
4.10%, 2/1/2021	1,104,000	1,130,397
4.15%, 1/15/2026	3,133,000	3,317,847
4.40%, 6/1/2020	196,000	199,681
EQT Corp.:
2.50%, 10/1/2020	677,000	668,713
3.00%, 10/1/2022	1,049,000	1,029,352
3.90%, 10/1/2027	1,292,000	1,206,793
4.88%, 11/15/2021 (a)	638,000	661,887
Exxon Mobil Corp.:
2.22%, 3/1/2021	2,820,000	2,806,154
2.40%, 3/6/2022	1,633,000	1,632,134
2.71%, 3/6/2025	1,199,000	1,198,964
2.73%, 3/1/2023	1,394,000	1,404,204
3.04%, 3/1/2026	2,868,000	2,910,246
3.18%, 3/15/2024	1,372,000	1,412,158
Helmerich & Payne, Inc. 4.65%, 3/15/2025	913,000	949,693
Hess Corp.:
3.50%, 7/15/2024	412,000	405,338
4.30%, 4/1/2027	1,071,000	1,061,329
HollyFrontier Corp. 5.88%, 4/1/2026	1,311,000	1,401,918
Husky Energy, Inc.:
3.95%, 4/15/2022	727,000	743,779
4.00%, 4/15/2024	277,000	282,870
4.40%, 4/15/2029	1,500,000	1,521,660
Kerr-McGee Corp. 6.95%, 7/1/2024	1,030,000	1,183,861
Marathon Oil Corp.:
2.70%, 6/1/2020	348,000	346,646
Security Description	Principal Amount	Value
2.80%, 11/1/2022	$796,000	$786,408
3.85%, 6/1/2025	620,000	627,880
4.40%, 7/15/2027	1,271,000	1,307,134
Marathon Petroleum Corp.:
3.40%, 12/15/2020	386,000	389,285
3.63%, 9/15/2024	573,000	577,928
3.80%, 4/1/2028 (e)	640,000	632,723
4.75%, 12/15/2023 (e)	735,000	775,572
5.13%, 3/1/2021	735,000	765,701
5.13%, 4/1/2024 (e)	34,000	34,812
5.13%, 12/15/2026 (e)	926,000	993,033
5.38%, 10/1/2022 (e)	464,000	471,976
Noble Energy, Inc.:
3.85%, 1/15/2028	427,000	420,608
3.90%, 11/15/2024	668,000	675,014
4.15%, 12/15/2021	1,954,000	2,000,740
Occidental Petroleum Corp.:
2.60%, 4/15/2022	710,000	710,540
2.70%, 2/15/2023	863,000	861,938
3.00%, 2/15/2027 (a)	833,000	829,143
3.13%, 2/15/2022	836,000	847,420
3.40%, 4/15/2026	1,350,000	1,376,959
3.50%, 6/15/2025	979,000	1,008,762
Series 1, 4.10%, 2/1/2021	1,471,000	1,505,363
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	556,000	525,687
Petro-Canada 9.25%, 10/15/2021	478,000	549,341
Phillips 66:
3.90%, 3/15/2028	935,000	952,793
4.30%, 4/1/2022	2,141,000	2,233,363
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	591,000	596,638
3.95%, 7/15/2022	899,000	924,684
4.45%, 1/15/2026	1,884,000	1,977,220
Shell International Finance B.V.:
1.75%, 9/12/2021	1,156,000	1,131,585
1.88%, 5/10/2021	1,529,000	1,508,955
2.13%, 5/11/2020	1,790,000	1,779,618
2.25%, 11/10/2020	960,000	956,083
2.25%, 1/6/2023	1,906,000	1,878,630
2.38%, 8/21/2022	1,376,000	1,366,547
2.50%, 9/12/2026	1,126,000	1,087,761
2.88%, 5/10/2026 (a)	1,329,000	1,320,202
3.25%, 5/11/2025	3,018,000	3,073,924
3.40%, 8/12/2023	2,000,000	2,059,760
3.50%, 11/13/2023	1,575,000	1,628,597
3.88%, 11/13/2028	2,583,000	2,736,172
Suncor Energy, Inc. 3.60%, 12/1/2024	1,522,000	1,557,950
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,560,000	1,562,231
Total Capital International SA:
2.70%, 1/25/2023	977,000	976,932
2.75%, 6/19/2021	1,293,000	1,296,284

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 2/17/2022	$1,927,000	$1,943,572
3.46%, 2/19/2029 (a)	2,025,000	2,070,643
3.70%, 1/15/2024	913,000	947,913
3.75%, 4/10/2024	2,041,000	2,126,457
Total Capital SA:
3.88%, 10/11/2028	943,000	999,580
4.13%, 1/28/2021	426,000	437,996
4.25%, 12/15/2021	741,000	772,522
4.45%, 6/24/2020	950,000	971,318
Valero Energy Corp.:
3.40%, 9/15/2026	1,115,000	1,092,198
3.65%, 3/15/2025	593,000	601,047
4.00%, 4/1/2029	1,150,000	1,161,868
4.35%, 6/1/2028	1,146,000	1,189,307
		175,841,088
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	293,000	295,362
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	973,000	966,335
3.34%, 12/15/2027	1,633,000	1,586,394
Halliburton Co.:
3.25%, 11/15/2021	1,366,000	1,381,313
3.50%, 8/1/2023	1,562,000	1,595,161
3.80%, 11/15/2025	1,982,000	2,025,465
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,426,000	1,399,148
Schlumberger Investment SA 3.65%, 12/1/2023	2,004,000	2,077,126
TechnipFMC PLC 3.45%, 10/1/2022	672,000	677,719
		12,004,023
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
3.10%, 9/15/2026	555,000	523,171
4.50%, 10/15/2021	482,000	496,537
Packaging Corp. of America:
2.45%, 12/15/2020	771,000	765,464
3.40%, 12/15/2027	465,000	451,854
3.65%, 9/15/2024	586,000	589,522
3.90%, 6/15/2022	20,000	20,514
4.50%, 11/1/2023	797,000	841,791
WestRock RKT Co. 4.90%, 3/1/2022	285,000	297,779
WestRock RKT LLC 4.00%, 3/1/2023	567,000	581,011
WRKCo, Inc.:
3.00%, 9/15/2024	590,000	573,598
3.38%, 9/15/2027	400,000	385,100
3.75%, 3/15/2025	454,000	456,107
4.00%, 3/15/2028 (a)	950,000	960,431
Security Description	Principal Amount	Value
4.65%, 3/15/2026	$1,050,000	$1,109,819
		8,052,698
PHARMACEUTICALS — 5.5%
AbbVie, Inc.:
2.30%, 5/14/2021	1,950,000	1,927,146
2.50%, 5/14/2020	5,405,000	5,389,974
2.85%, 5/14/2023	768,000	762,163
2.90%, 11/6/2022	1,799,000	1,795,672
3.20%, 11/6/2022	731,000	736,928
3.20%, 5/14/2026	2,496,000	2,423,092
3.38%, 11/14/2021	1,985,000	2,010,348
3.60%, 5/14/2025	6,577,000	6,590,549
3.75%, 11/14/2023	1,521,000	1,560,348
4.25%, 11/14/2028	1,787,000	1,823,848
Allergan Finance LLC 3.25%, 10/1/2022	2,166,000	2,165,415
Allergan Funding SCS:
3.45%, 3/15/2022	3,148,000	3,176,426
3.80%, 3/15/2025	3,385,000	3,427,820
3.85%, 6/15/2024	1,138,000	1,152,737
Allergan, Inc.:
2.80%, 3/15/2023	510,000	500,631
3.38%, 9/15/2020	894,000	898,649
AmerisourceBergen Corp.:
3.25%, 3/1/2025	493,000	486,749
3.40%, 5/15/2024	96,000	96,684
3.45%, 12/15/2027	1,057,000	1,034,021
3.50%, 11/15/2021	606,000	612,454
AstraZeneca PLC:
2.38%, 11/16/2020	4,421,000	4,394,253
2.38%, 6/12/2022	1,283,000	1,265,833
3.13%, 6/12/2027	1,610,000	1,570,780
3.38%, 11/16/2025	1,212,000	1,221,951
3.50%, 8/17/2023	1,645,000	1,678,607
4.00%, 1/17/2029	486,000	506,563
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	821,000	803,168
3.25%, 11/1/2023	408,000	418,604
3.25%, 2/27/2027	665,000	664,481
7.15%, 6/15/2023	186,000	217,685
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,614,000	1,592,986
3.08%, 6/15/2024	1,180,000	1,153,072
3.20%, 3/15/2023 (a)	821,000	823,438
3.41%, 6/15/2027	979,000	923,373
3.50%, 11/15/2024	378,000	376,885
3.75%, 9/15/2025	617,000	618,000
4.63%, 12/15/2020	575,000	589,128
Cigna Corp.:
3.20%, 9/17/2020 (e)	2,030,000	2,040,779
3.40%, 9/17/2021 (e)	1,549,000	1,565,141
CVS Health Corp.:
2.13%, 6/1/2021	2,174,000	2,137,738
2.75%, 12/1/2022	2,143,000	2,113,341

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 7/20/2020	$3,330,000	$3,326,037
2.88%, 6/1/2026	2,292,000	2,165,482
3.35%, 3/9/2021	3,432,000	3,459,731
3.38%, 8/12/2024	1,123,000	1,114,566
3.50%, 7/20/2022	3,865,000	3,913,544
3.70%, 3/9/2023	6,240,000	6,341,587
3.88%, 7/20/2025	3,295,000	3,335,957
4.00%, 12/5/2023	1,809,000	1,858,096
4.10%, 3/25/2025	5,496,000	5,641,369
4.13%, 5/15/2021	2,057,000	2,100,526
4.30%, 3/25/2028	10,552,000	10,700,256
4.75%, 12/1/2022	639,000	671,123
6.25%, 6/1/2027	1,275,000	1,446,946
Eli Lilly & Co.:
2.35%, 5/15/2022	865,000	859,654
2.75%, 6/1/2025	832,000	831,676
3.10%, 5/15/2027	934,000	939,716
3.38%, 3/15/2029	1,605,000	1,646,987
5.50%, 3/15/2027	515,000	603,621
Express Scripts Holding Co.:
2.60%, 11/30/2020	590,000	587,310
3.00%, 7/15/2023	1,991,000	1,978,218
3.05%, 11/30/2022	3,128,000	3,129,658
3.30%, 2/25/2021	435,000	438,898
3.40%, 3/1/2027	1,283,000	1,249,616
3.50%, 6/15/2024	1,110,000	1,117,970
3.90%, 2/15/2022	526,000	540,076
4.50%, 2/25/2026	1,921,000	2,010,307
4.75%, 11/15/2021	1,580,000	1,649,172
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	2,712,000	2,724,096
2.88%, 6/1/2022	2,000,000	2,010,440
3.00%, 6/1/2024	1,400,000	1,408,554
3.13%, 5/14/2021	1,312,000	1,325,881
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,111,000	1,114,955
3.38%, 5/15/2023	1,264,000	1,293,969
3.63%, 5/15/2025	892,000	922,382
3.88%, 5/15/2028	2,375,000	2,489,166
Johnson & Johnson:
1.65%, 3/1/2021	1,239,000	1,220,477
1.95%, 11/10/2020	584,000	579,556
2.05%, 3/1/2023	549,000	539,272
2.25%, 3/3/2022	1,210,000	1,203,841
2.45%, 12/5/2021	32,000	31,988
2.45%, 3/1/2026	2,097,000	2,050,300
2.63%, 1/15/2025	1,428,000	1,426,758
2.90%, 1/15/2028 (a)	1,802,000	1,792,053
2.95%, 9/1/2020	469,000	472,794
2.95%, 3/3/2027	1,480,000	1,483,582
3.38%, 12/5/2023	792,000	824,417
3.55%, 5/15/2021	100,000	102,346
McKesson Corp.:
2.70%, 12/15/2022	180,000	177,563
2.85%, 3/15/2023	555,000	547,985
Security Description	Principal Amount	Value
3.65%, 11/30/2020	$700,000	$707,959
3.80%, 3/15/2024	1,228,000	1,253,493
3.95%, 2/16/2028 (a)	1,019,000	1,019,744
4.75%, 5/30/2029	750,000	785,595
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	830,000	832,299
4.13%, 11/15/2025	790,000	838,972
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	163,761
Merck & Co., Inc.:
2.35%, 2/10/2022	1,398,000	1,395,162
2.40%, 9/15/2022	1,484,000	1,478,732
2.75%, 2/10/2025	1,686,000	1,688,377
2.80%, 5/18/2023	1,077,000	1,088,836
2.90%, 3/7/2024	1,370,000	1,389,344
3.40%, 3/7/2029	2,500,000	2,569,700
3.88%, 1/15/2021	1,349,000	1,377,208
Mylan NV:
3.15%, 6/15/2021	2,778,000	2,769,472
3.75%, 12/15/2020	807,000	814,610
3.95%, 6/15/2026	2,081,000	1,991,038
Mylan, Inc.:
4.20%, 11/29/2023	483,000	490,656
4.55%, 4/15/2028	1,499,000	1,462,289
Novartis Capital Corp.:
2.40%, 5/17/2022	1,600,000	1,594,048
2.40%, 9/21/2022	1,113,000	1,107,546
3.00%, 11/20/2025	1,947,000	1,975,270
3.10%, 5/17/2027	653,000	658,759
3.40%, 5/6/2024	2,901,000	3,002,274
4.40%, 4/24/2020	638,000	649,465
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	363,000	355,794
3.90%, 12/15/2024	64,000	62,042
4.38%, 3/15/2026	636,000	619,032
Pfizer, Inc.:
1.95%, 6/3/2021	2,263,000	2,234,486
2.20%, 12/15/2021	2,688,000	2,668,270
2.75%, 6/3/2026	1,552,000	1,530,070
2.80%, 3/11/2022	685,000	691,336
2.95%, 3/15/2024	1,750,000	1,773,817
3.00%, 9/15/2021 (a)	983,000	996,487
3.00%, 6/15/2023	903,000	920,329
3.00%, 12/15/2026	1,509,000	1,511,701
3.20%, 9/15/2023	906,000	927,454
3.40%, 5/15/2024	836,000	866,313
3.45%, 3/15/2029	2,500,000	2,569,075
3.60%, 9/15/2028	1,220,000	1,270,057
5.80%, 8/12/2023	300,000	339,213
Sanofi:
3.38%, 6/19/2023	4,638,000	4,763,133
3.63%, 6/19/2028	902,000	935,392
4.00%, 3/29/2021	1,941,000	1,993,116
Shire Acquisitions Investments Ireland DAC:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 9/23/2021	$4,296,000	$4,241,956
2.88%, 9/23/2023	1,734,000	1,711,215
3.20%, 9/23/2026	4,047,000	3,913,449
Takeda Pharmaceutical Co., Ltd.:
3.80%, 11/26/2020 (e)	1,024,000	1,038,674
4.00%, 11/26/2021 (e)	2,491,000	2,553,898
4.40%, 11/26/2023 (e)	1,654,000	1,735,608
5.00%, 11/26/2028 (e)	1,650,000	1,790,052
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	415,000	409,178
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,057,000	1,050,129
Wyeth LLC 6.45%, 2/1/2024	807,000	942,181
Zoetis, Inc.:
3.00%, 9/12/2027	732,000	703,254
3.25%, 8/20/2021	357,000	359,635
3.25%, 2/1/2023	2,012,000	2,031,879
3.45%, 11/13/2020	262,000	264,431
3.90%, 8/20/2028	620,000	635,116
4.50%, 11/13/2025	928,000	983,866
		239,144,181
PIPELINES — 3.4%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	699,000	706,619
4.25%, 12/1/2027	401,000	403,382
5.25%, 1/15/2025	111,000	115,096
6.38%, 5/1/2024	848,000	890,493
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	456,000	447,851
4.45%, 7/15/2027	562,000	548,787
4.95%, 12/15/2024	545,000	563,623
5.95%, 6/1/2026	727,000	771,732
Buckeye Partners L.P.:
3.95%, 12/1/2026	574,000	546,012
4.13%, 12/1/2027	601,000	571,948
4.15%, 7/1/2023 (a)	205,000	209,326
4.35%, 10/15/2024	2,464,000	2,496,426
4.88%, 2/1/2021	458,000	468,745
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	788,000	791,144
4.50%, 6/1/2025	969,000	1,009,776
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	656,000	655,114
4.40%, 3/15/2027	881,000	859,715
4.95%, 5/15/2028	900,000	911,673
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	589,000	604,084
4.38%, 10/15/2020	729,000	744,229
5.88%, 10/15/2025	683,000	772,254
Enbridge, Inc.:
2.90%, 7/15/2022	476,009	474,048
Security Description	Principal Amount	Value
3.50%, 6/10/2024	$572,000	$576,976
3.70%, 7/15/2027 (a)	1,111,000	1,110,700
4.00%, 10/1/2023	811,000	839,661
4.25%, 12/1/2026	769,000	800,683
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	827,000	833,872
4.05%, 3/15/2025	896,000	908,768
4.15%, 10/1/2020	1,446,000	1,469,122
4.20%, 4/15/2027	1,070,000	1,072,493
4.50%, 4/15/2024 (a)	911,000	952,578
4.75%, 1/15/2026	1,489,000	1,554,576
5.20%, 2/1/2022	927,000	973,934
Energy Transfer Partners L.P.:
4.65%, 6/1/2021	704,000	725,085
4.90%, 2/1/2024	742,000	783,255
4.95%, 6/15/2028	1,008,000	1,056,959
Series 5Y, 4.20%, 9/15/2023	762,000	787,481
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	972,000	1,012,319
5.00%, 10/1/2022	932,000	982,561
5.75%, 9/1/2020	658,000	678,569
5.88%, 3/1/2022	988,000	1,055,075
Enterprise Products Operating LLC:
2.80%, 2/15/2021	1,207,000	1,207,748
2.85%, 4/15/2021	2,781,000	2,782,919
3.35%, 3/15/2023	1,582,000	1,604,923
3.50%, 2/1/2022	963,000	981,181
3.70%, 2/15/2026	955,000	979,295
3.75%, 2/15/2025	1,055,000	1,089,013
3.90%, 2/15/2024	865,000	898,536
3.95%, 2/15/2027	162,000	167,393
4.05%, 2/15/2022	819,000	845,364
4.15%, 10/16/2028	800,000	840,400
5.20%, 9/1/2020	4,814,000	4,975,895
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (b)	745,000	660,256
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b)	1,172,000	1,077,326
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	691,000	638,159
EQM Midstream Partners L.P. 4.13%, 12/1/2026	694,000	644,469
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	551,000	539,677
Series 10Y, 5.50%, 7/15/2028	1,590,000	1,606,441
Series 5Y, 4.75%, 7/15/2023	873,000	890,146
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	1,747,000	1,767,003
3.50%, 3/1/2021	851,000	858,821

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2023	$699,000	$707,486
3.95%, 9/1/2022	901,000	925,147
4.15%, 3/1/2022	393,000	405,018
4.15%, 2/1/2024	745,000	770,993
4.25%, 9/1/2024	602,000	627,922
4.30%, 5/1/2024	585,000	610,798
5.00%, 10/1/2021	434,000	453,157
5.30%, 9/15/2020	635,000	656,012
5.80%, 3/1/2021	980,000	1,030,588
6.50%, 4/1/2020	1,073,000	1,109,858
Kinder Morgan, Inc.:
3.15%, 1/15/2023	634,000	635,287
4.30%, 6/1/2025	1,721,000	1,795,950
4.30%, 3/1/2028	1,527,000	1,578,231
6.50%, 9/15/2020	421,000	442,075
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	446,000	456,989
5.00%, 3/1/2026	796,000	864,154
MPLX L.P.:
3.38%, 3/15/2023	794,000	799,947
4.00%, 2/15/2025	556,000	565,330
4.00%, 3/15/2028	1,640,000	1,629,750
4.13%, 3/1/2027	1,419,000	1,429,203
4.50%, 7/15/2023	1,015,000	1,065,100
4.80%, 2/15/2029	250,000	263,085
4.88%, 12/1/2024	1,144,000	1,221,460
4.88%, 6/1/2025	1,642,000	1,748,779
ONEOK Partners L.P.:
3.38%, 10/1/2022	747,000	753,648
4.90%, 3/15/2025	540,000	575,392
5.00%, 9/15/2023	510,000	541,676
ONEOK, Inc.:
4.00%, 7/13/2027	564,000	565,833
4.25%, 2/1/2022	730,000	751,272
4.35%, 3/15/2029	1,500,000	1,528,740
4.55%, 7/15/2028	1,156,000	1,195,928
7.50%, 9/1/2023	477,000	552,376
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	475,000	466,417
3.61%, 2/15/2025	478,000	476,834
3.75%, 3/1/2028	573,000	564,371
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	535,000	522,989
3.60%, 11/1/2024	861,000	858,116
3.65%, 6/1/2022	1,110,000	1,118,025
3.85%, 10/15/2023	822,000	830,450
4.50%, 12/15/2026	964,000	988,813
4.65%, 10/15/2025	1,055,000	1,099,542
5.00%, 2/1/2021	848,000	872,414
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,683,000	2,703,954
5.00%, 3/15/2027	1,753,000	1,859,197
5.63%, 2/1/2021	2,107,000	2,188,541
Security Description	Principal Amount	Value
5.63%, 4/15/2023	$1,702,000	$1,846,925
5.63%, 3/1/2025	2,266,000	2,490,900
5.75%, 5/15/2024	2,243,000	2,471,494
5.88%, 6/30/2026	2,186,000	2,431,007
6.25%, 3/15/2022	699,000	755,409
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	358,000	367,934
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	1,034,000	1,015,347
3.50%, 3/15/2025	374,000	374,778
4.75%, 3/15/2024	875,000	929,880
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	547,000	548,898
3.90%, 7/15/2026	713,000	710,027
4.00%, 10/1/2027	742,000	733,497
4.25%, 4/1/2024	726,000	747,882
4.40%, 4/1/2021	667,000	684,095
4.65%, 2/15/2022	457,000	475,408
5.95%, 12/1/2025	470,000	522,457
TC PipeLines L.P.:
3.90%, 5/25/2027	555,000	547,402
4.38%, 3/13/2025	400,000	409,984
4.65%, 6/15/2021	500,000	512,520
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	589,000	716,577
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	1,063,000	1,051,041
3.75%, 10/16/2023	759,000	781,823
3.80%, 10/1/2020	965,000	980,334
4.25%, 5/15/2028	1,250,000	1,304,850
4.88%, 1/15/2026	1,061,000	1,146,559
9.88%, 1/1/2021	855,000	951,453
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	4,051,000	4,128,820
7.85%, 2/1/2026	542,000	677,018
Valero Energy Partners L.P.:
4.38%, 12/15/2026	840,000	870,055
4.50%, 3/15/2028	525,000	544,435
Western Gas Partners L.P.:
4.75%, 8/15/2028	509,000	516,543
5.38%, 6/1/2021	606,000	628,349
Western Midstream Operating L.P.:
3.95%, 6/1/2025	713,000	703,011
4.00%, 7/1/2022	830,000	842,035
4.50%, 3/1/2028	346,000	344,170
4.65%, 7/1/2026	651,000	657,829
Williams Cos., Inc.:
3.35%, 8/15/2022	1,050,000	1,057,539
3.60%, 3/15/2022	1,102,000	1,118,552
3.70%, 1/15/2023	1,001,000	1,018,087
3.75%, 6/15/2027	924,000	917,495

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 1/15/2025	$399,000	$407,271
4.00%, 11/15/2021	903,000	926,162
4.00%, 9/15/2025	1,554,000	1,598,584
4.13%, 11/15/2020	1,118,000	1,135,653
4.30%, 3/4/2024	882,000	917,448
4.50%, 11/15/2023	974,000	1,022,135
4.55%, 6/24/2024	895,000	941,889
7.88%, 9/1/2021	100,000	110,606
		148,190,723
REAL ESTATE — 0.0% (f)
CBRE Services, Inc.:
4.88%, 3/1/2026	561,000	592,747
5.25%, 3/15/2025	601,000	644,110
		1,236,857
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	525,000	523,325
3.80%, 4/15/2026	1,200,000	1,217,748
3.90%, 6/15/2023	577,000	595,937
3.95%, 1/15/2027	206,000	208,035
3.95%, 1/15/2028	179,000	180,061
4.00%, 1/15/2024	1,341,000	1,386,527
4.30%, 1/15/2026	559,000	579,510
4.60%, 4/1/2022	500,000	522,120
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	779,000	781,711
3.63%, 11/15/2027	383,000	374,961
3.75%, 4/15/2023	749,000	759,269
4.13%, 7/1/2024	456,000	466,260
American Homes 4 Rent L.P. 4.25%, 2/15/2028	375,000	371,048
American Tower Corp.:
2.25%, 1/15/2022	570,000	560,692
2.80%, 6/1/2020	773,000	772,451
3.00%, 6/15/2023	932,000	928,589
3.13%, 1/15/2027	749,000	718,448
3.30%, 2/15/2021	921,000	926,222
3.38%, 5/15/2024	1,150,000	1,158,659
3.38%, 10/15/2026	1,139,000	1,114,660
3.45%, 9/15/2021	578,000	584,578
3.50%, 1/31/2023	1,538,000	1,559,840
3.55%, 7/15/2027	594,000	584,781
3.95%, 3/15/2029	900,000	904,545
4.00%, 6/1/2025	825,000	847,960
4.40%, 2/15/2026	566,000	591,747
4.70%, 3/15/2022	578,000	605,143
5.00%, 2/15/2024	1,421,000	1,532,151
5.05%, 9/1/2020	502,000	517,567
5.90%, 11/1/2021	556,000	596,966
AvalonBay Communities, Inc.:
Security Description	Principal Amount	Value
Series GMTN, 2.95%, 9/15/2022	$208,000	$209,236
Series GMTN, 2.95%, 5/11/2026	575,000	564,086
Series GMTN, 3.45%, 6/1/2025	926,000	942,279
Series GMTN, 3.50%, 11/15/2024	383,000	392,046
Series GMTN, 3.50%, 11/15/2025	200,000	203,538
Series GMTN, 3.63%, 10/1/2020	165,000	166,888
Series GMTN, 4.20%, 12/15/2023	130,000	136,847
Series MTN, 2.90%, 10/15/2026	254,000	247,807
Series MTN, 3.20%, 1/15/2028	351,000	347,357
Series MTN, 3.35%, 5/15/2027	602,000	607,815
Boston Properties L.P.:
2.75%, 10/1/2026	1,024,000	970,629
3.13%, 9/1/2023	1,779,000	1,785,618
3.20%, 1/15/2025	765,000	757,847
3.65%, 2/1/2026	1,422,000	1,430,617
3.80%, 2/1/2024	951,000	976,116
3.85%, 2/1/2023	987,000	1,015,100
4.13%, 5/15/2021	291,000	297,905
4.50%, 12/1/2028	800,000	849,704
5.63%, 11/15/2020	589,000	611,647
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	275,000	280,211
3.95%, 11/15/2027	100,000	99,113
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	755,000	745,306
3.65%, 6/15/2024	869,000	865,958
3.85%, 2/1/2025	798,000	793,084
3.88%, 8/15/2022	170,000	172,161
3.90%, 3/15/2027	130,000	127,726
4.13%, 6/15/2026	1,044,000	1,046,088
Camden Property Trust:
2.95%, 12/15/2022	350,000	349,339
4.10%, 10/15/2028	390,000	409,005
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	943,000	965,830
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	286,389
4.15%, 4/1/2025	50,000	50,039
Corporate Office Properties L.P.:
3.60%, 5/15/2023	885,000	877,725
3.70%, 6/15/2021	150,000	149,738
5.00%, 7/1/2025	514,000	534,437

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Crown Castle International Corp.:
2.25%, 9/1/2021	$893,000	$879,042
3.15%, 7/15/2023	1,680,000	1,676,875
3.20%, 9/1/2024	760,000	753,798
3.40%, 2/15/2021	968,000	976,025
3.65%, 9/1/2027	1,313,000	1,292,478
3.70%, 6/15/2026	1,032,000	1,030,535
3.80%, 2/15/2028	1,169,000	1,161,998
4.00%, 3/1/2027	832,000	846,801
4.45%, 2/15/2026	650,000	680,056
4.88%, 4/15/2022	3,255,000	3,429,598
5.25%, 1/15/2023	2,509,000	2,692,207
CubeSmart L.P.:
3.13%, 9/1/2026	220,000	208,259
4.00%, 11/15/2025	1,025,000	1,035,629
4.38%, 12/15/2023	319,000	331,942
4.38%, 2/15/2029	600,000	614,232
Digital Realty Trust L.P.:
2.75%, 2/1/2023	540,000	527,893
3.40%, 10/1/2020	525,000	528,890
3.63%, 10/1/2022	514,000	520,106
3.70%, 8/15/2027	570,000	563,320
3.95%, 7/1/2022	623,000	639,080
4.45%, 7/15/2028	713,000	744,686
4.75%, 10/1/2025	607,000	643,517
5.25%, 3/15/2021	492,000	510,140
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	344,740
3.38%, 12/15/2027	545,000	536,869
3.75%, 12/1/2024	351,000	358,094
3.88%, 10/15/2022	285,000	292,712
4.00%, 9/15/2028	500,000	516,410
4.38%, 6/15/2022	289,000	300,043
EPR Properties:
4.50%, 4/1/2025	160,000	162,592
4.50%, 6/1/2027	521,000	524,829
4.75%, 12/15/2026	169,000	173,360
4.95%, 4/15/2028	471,000	489,477
5.75%, 8/15/2022	508,000	539,405
ERP Operating L.P.:
2.85%, 11/1/2026	403,000	392,228
3.00%, 4/15/2023	430,000	432,705
3.25%, 8/1/2027	553,000	552,491
3.38%, 6/1/2025	304,000	308,232
3.50%, 3/1/2028	525,000	532,718
4.15%, 12/1/2028	725,000	772,799
4.63%, 12/15/2021	1,346,000	1,407,391
4.75%, 7/15/2020	112,000	114,342
Essex Portfolio L.P.:
3.25%, 5/1/2023	816,000	815,690
3.38%, 4/15/2026	500,000	494,145
3.50%, 4/1/2025	226,000	226,088
3.63%, 8/15/2022	775,000	787,694
3.63%, 5/1/2027	45,000	44,839
Security Description	Principal Amount	Value
3.88%, 5/1/2024	$577,000	$591,021
4.00%, 3/1/2029	1,520,000	1,555,690
Federal Realty Investment Trust 3.25%, 7/15/2027	197,000	194,153
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	379,000	384,435
4.88%, 11/1/2020	881,000	897,387
HCP, Inc.:
3.15%, 8/1/2022	660,000	659,254
3.40%, 2/1/2025	731,000	726,512
3.88%, 8/15/2024	633,000	648,395
4.00%, 12/1/2022	573,000	588,156
4.00%, 6/1/2025	887,000	910,142
4.20%, 3/1/2024	750,000	775,965
4.25%, 11/15/2023	699,000	727,449
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	302,000	292,916
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	392,000	387,073
3.38%, 7/15/2021	100,000	100,260
3.50%, 8/1/2026	610,000	594,024
3.70%, 4/15/2023	500,000	503,375
3.75%, 7/1/2027	523,000	515,165
Highwoods Realty L.P.:
3.20%, 6/15/2021	290,000	289,110
3.88%, 3/1/2027	255,000	253,891
4.13%, 3/15/2028	535,000	540,751
Hospitality Properties Trust:
3.95%, 1/15/2028	347,000	318,661
4.25%, 2/15/2021	168,000	168,944
4.38%, 2/15/2030	745,000	686,964
4.50%, 6/15/2023	549,000	558,509
4.50%, 3/15/2025	454,000	458,272
4.65%, 3/15/2024	498,000	506,725
4.95%, 2/15/2027	402,000	399,676
5.00%, 8/15/2022	531,000	549,415
5.25%, 2/15/2026	375,000	382,646
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	281,000	282,155
5.25%, 3/15/2022	980,000	1,025,629
6.00%, 10/1/2021	167,000	176,441
Series C, 4.75%, 3/1/2023	440,000	459,342
Series D, 3.75%, 10/15/2023	410,000	409,496
Series E, 4.00%, 6/15/2025	516,000	514,044
Series F, 4.50%, 2/1/2026	139,000	141,945
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	535,000	519,378
Kilroy Realty L.P.:
3.45%, 12/15/2024	892,000	883,963
4.38%, 10/1/2025	145,000	149,655
4.75%, 12/15/2028	395,000	420,106
Kimco Realty Corp.:
2.70%, 3/1/2024	431,000	417,139
2.80%, 10/1/2026 (a)	763,000	717,861

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 6/1/2023	$225,000	$224,015
3.20%, 5/1/2021	177,000	177,386
3.30%, 2/1/2025	858,000	849,943
3.40%, 11/1/2022	110,000	110,985
3.80%, 4/1/2027	447,000	448,860
Kite Realty Group L.P. 4.00%, 10/1/2026	941,000	877,379
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	290,988
3.38%, 6/15/2023	385,000	386,721
3.75%, 4/1/2025	515,000	521,319
4.13%, 6/15/2022	125,000	128,781
4.38%, 2/1/2029	1,030,000	1,073,311
4.40%, 2/15/2024	200,000	209,746
4.75%, 10/1/2020	962,000	982,731
Life Storage L.P.:
3.50%, 7/1/2026	245,000	235,984
3.88%, 12/15/2027	510,000	499,724
Mid-America Apartments L.P.:
3.60%, 6/1/2027	1,021,000	1,014,486
3.75%, 6/15/2024	673,000	684,340
3.95%, 3/15/2029	1,000,000	1,015,850
4.00%, 11/15/2025	600,000	616,368
4.20%, 6/15/2028	224,000	231,706
4.30%, 10/15/2023	554,000	577,129
National Retail Properties, Inc.:
3.30%, 4/15/2023 (a)	375,000	376,965
3.50%, 10/15/2027	500,000	491,235
3.60%, 12/15/2026	85,000	84,430
3.80%, 10/15/2022	556,000	566,764
3.90%, 6/15/2024	407,000	416,939
4.00%, 11/15/2025	608,000	621,990
4.30%, 10/15/2028	605,000	630,192
Office Properties Income Trust:
4.00%, 7/15/2022	290,000	289,290
4.15%, 2/1/2022	75,000	75,402
4.25%, 5/15/2024	2,170,000	2,068,618
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	539,000	550,621
4.50%, 1/15/2025	1,252,000	1,269,390
4.50%, 4/1/2027	634,000	635,667
4.75%, 1/15/2028 (a)	5,000	5,099
4.95%, 4/1/2024	470,000	488,607
5.25%, 1/15/2026	266,000	277,246
Physicians Realty L.P.:
3.95%, 1/15/2028	500,000	481,320
4.30%, 3/15/2027	402,000	400,058
Piedmont Operating Partnership L.P.:
3.40%, 6/1/2023	501,000	493,360
4.45%, 3/15/2024	582,000	596,253
Prologis L.P.:
3.75%, 11/1/2025	580,000	606,506
4.25%, 8/15/2023	658,000	695,684
Security Description	Principal Amount	Value
Public Storage:
2.37%, 9/15/2022	$484,000	$478,628
3.09%, 9/15/2027	512,000	500,721
Rayonier, Inc. 3.75%, 4/1/2022	238,000	238,778
Realty Income Corp.:
3.00%, 1/15/2027	887,000	862,013
3.25%, 10/15/2022	1,053,000	1,070,501
3.65%, 1/15/2028	110,000	111,482
3.88%, 7/15/2024	358,000	370,970
3.88%, 4/15/2025	637,000	659,117
4.13%, 10/15/2026	889,000	931,610
4.65%, 8/1/2023	524,000	559,443
Regency Centers Corp. 3.75%, 11/15/2022	67,000	68,094
Regency Centers L.P.:
3.60%, 2/1/2027	573,000	567,940
4.13%, 3/15/2028	600,000	614,838
Sabra Health Care L.P. 5.13%, 8/15/2026	620,000	608,394
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	422,000	427,554
Select Income REIT 4.50%, 2/1/2025	407,000	391,506
Senior Housing Properties Trust 4.75%, 2/15/2028	615,000	570,050
Simon Property Group L.P.:
2.35%, 1/30/2022	378,000	375,120
2.50%, 9/1/2020	458,000	457,340
2.50%, 7/15/2021	235,000	234,039
2.63%, 6/15/2022	526,000	524,364
2.75%, 2/1/2023	980,000	984,214
2.75%, 6/1/2023	596,000	595,332
3.25%, 11/30/2026	505,000	504,641
3.30%, 1/15/2026	919,000	923,163
3.38%, 3/15/2022	489,000	497,694
3.38%, 10/1/2024	895,000	913,419
3.38%, 6/15/2027	981,000	987,239
3.38%, 12/1/2027	658,000	661,343
3.50%, 9/1/2025	614,000	626,495
3.75%, 2/1/2024	546,000	567,234
4.13%, 12/1/2021	1,554,000	1,609,400
4.38%, 3/1/2021	827,000	850,437
SITE Centers Corp.:
3.63%, 2/1/2025	506,000	496,771
4.25%, 2/1/2026 (a)	557,000	560,988
4.70%, 6/1/2027	235,000	242,494
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	612,000	609,209
SL Green Realty Corp. 4.50%, 12/1/2022	302,000	310,541
Spirit Realty L.P. 4.45%, 9/15/2026	225,000	221,911
STORE Capital Corp.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2028	$510,000	$514,146
4.63%, 3/15/2029	750,000	760,762
Tanger Properties L.P.:
3.13%, 9/1/2026 (a)	390,000	360,894
3.88%, 7/15/2027	433,000	416,966
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	350,000	363,717
Series GMTN, 3.50%, 1/15/2028	580,000	571,306
Series MTN, 2.95%, 9/1/2026	790,000	756,559
Series MTN, 3.50%, 7/1/2027	625,000	616,431
Series MTN, 3.75%, 7/1/2024	25,000	25,421
Series MTN, 4.00%, 10/1/2025	150,000	153,780
Ventas Realty L.P.:
3.10%, 1/15/2023	385,000	384,719
3.13%, 6/15/2023	617,000	618,549
3.25%, 10/15/2026	385,000	373,192
3.50%, 4/15/2024	1,600,000	1,619,744
3.50%, 2/1/2025	577,000	577,537
3.75%, 5/1/2024	498,000	508,463
3.85%, 4/1/2027	550,000	551,617
4.00%, 3/1/2028	605,000	612,072
4.13%, 1/15/2026	380,000	389,713
4.40%, 1/15/2029	100,000	104,084
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	470,000	468,820
3.25%, 8/15/2022	2,167,000	2,181,822
4.25%, 3/1/2022	428,000	441,867
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	1,520,000	1,496,622
4.13%, 6/1/2021	200,000	202,450
4.60%, 2/6/2024	505,000	519,600
4.63%, 11/1/2025	655,000	676,851
4.88%, 6/1/2026	397,000	413,273
Vornado Realty L.P.:
3.50%, 1/15/2025	618,000	612,018
5.00%, 1/15/2022	1,139,000	1,201,804
Washington Real Estate Investment Trust 3.95%, 10/15/2022	120,000	122,425
Weingarten Realty Investors:
3.38%, 10/15/2022	621,000	623,354
3.50%, 4/15/2023	1,000,000	1,004,050
Welltower, Inc.:
3.63%, 3/15/2024	625,000	636,012
3.75%, 3/15/2023	974,000	999,197
3.95%, 9/1/2023	1,159,000	1,201,802
4.00%, 6/1/2025	1,160,000	1,193,083
4.25%, 4/1/2026	595,000	614,451
4.25%, 4/15/2028	621,000	640,350
4.50%, 1/15/2024	152,000	160,293
4.95%, 1/15/2021	420,000	432,734
Security Description	Principal Amount	Value
5.25%, 1/15/2022	$861,000	$908,923
Weyerhaeuser Co.:
3.25%, 3/15/2023	838,000	838,846
4.63%, 9/15/2023	561,000	591,928
4.70%, 3/15/2021	577,000	592,867
6.95%, 10/1/2027	277,000	333,971
WP Carey, Inc.:
4.00%, 2/1/2025	510,000	513,534
4.25%, 10/1/2026	300,000	303,786
4.60%, 4/1/2024	540,000	563,063
		175,259,715
RETAIL — 2.6%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	370,000	383,634
4.50%, 12/1/2023	474,000	496,889
AutoNation, Inc.:
3.35%, 1/15/2021	577,000	577,104
3.50%, 11/15/2024	510,000	488,952
3.80%, 11/15/2027	327,000	304,300
4.50%, 10/1/2025	150,000	150,411
AutoZone, Inc.:
2.88%, 1/15/2023	370,000	367,310
3.13%, 7/15/2023	475,000	476,325
3.13%, 4/21/2026	432,000	420,574
3.25%, 4/15/2025	259,000	255,742
3.70%, 4/15/2022	936,000	954,561
3.75%, 6/1/2027	302,000	305,102
4.00%, 11/15/2020	514,000	521,525
Best Buy Co., Inc.:
4.45%, 10/1/2028	390,000	393,767
5.50%, 3/15/2021	449,000	467,701
Costco Wholesale Corp.:
2.15%, 5/18/2021	1,154,000	1,144,745
2.25%, 2/15/2022	605,000	601,539
2.30%, 5/18/2022	691,000	686,965
2.75%, 5/18/2024	1,166,000	1,173,637
3.00%, 5/18/2027	937,000	934,376
Darden Restaurants, Inc. 3.85%, 5/1/2027	605,000	599,150
Dollar General Corp.:
3.25%, 4/15/2023	1,290,000	1,296,772
3.88%, 4/15/2027	706,000	714,225
4.13%, 5/1/2028	456,000	466,616
4.15%, 11/1/2025	535,000	559,225
Dollar Tree, Inc.:
3.70%, 5/15/2023	3,468,000	3,515,858
4.00%, 5/15/2025	1,588,000	1,606,643
4.20%, 5/15/2028	825,000	821,114
Home Depot, Inc.:
1.80%, 6/5/2020	974,000	966,383
2.00%, 4/1/2021	1,418,000	1,403,792
2.13%, 9/15/2026	699,000	660,171
2.63%, 6/1/2022	863,000	868,264
2.70%, 4/1/2023	1,455,000	1,462,100
2.80%, 9/14/2027	1,790,000	1,762,148

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2026	$955,000	$958,992
3.25%, 3/1/2022	860,000	879,324
3.35%, 9/15/2025	1,155,000	1,189,858
3.75%, 2/15/2024	2,161,000	2,267,905
3.90%, 12/6/2028	1,163,000	1,235,618
3.95%, 9/15/2020	170,000	172,956
4.40%, 4/1/2021	685,000	707,632
Kohl's Corp.:
3.25%, 2/1/2023	410,000	407,286
4.25%, 7/17/2025 (a)	496,000	508,534
Lowe's Cos., Inc.:
2.50%, 4/15/2026	1,550,000	1,462,471
3.10%, 5/3/2027	1,519,000	1,475,131
3.12%, 4/15/2022	1,027,000	1,036,233
3.13%, 9/15/2024	510,000	510,000
3.38%, 9/15/2025	1,388,000	1,393,830
3.80%, 11/15/2021	543,000	555,141
3.88%, 9/15/2023	325,000	338,491
4.63%, 4/15/2020	86,000	86,870
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	1,104,000	1,068,628
3.45%, 1/15/2021	377,000	377,558
3.63%, 6/1/2024 (a)	574,000	552,395
3.88%, 1/15/2022	1,425,000	1,436,899
4.38%, 9/1/2023	155,000	156,231
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	644,000	641,443
Series MTN, 2.63%, 1/15/2022	1,640,000	1,637,458
Series MTN, 2.75%, 12/9/2020	1,040,000	1,041,789
Series MTN, 3.25%, 6/10/2024	135,000	137,681
Series MTN, 3.35%, 4/1/2023	1,836,000	1,872,995
Series MTN, 3.38%, 5/26/2025	736,000	747,511
Series MTN, 3.50%, 7/15/2020	220,000	222,418
Series MTN, 3.50%, 3/1/2027	776,000	786,957
Series MTN, 3.63%, 5/20/2021	702,000	715,661
Series MTN, 3.70%, 1/30/2026	2,029,000	2,094,963
Series MTN, 3.80%, 4/1/2028 (a)	1,191,000	1,228,874
Nordstrom, Inc.:
4.00%, 10/15/2021	749,000	764,999
4.00%, 3/15/2027 (a)	315,000	309,979
4.75%, 5/1/2020	268,000	273,274
6.95%, 3/15/2028	295,000	342,640
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	366,000	365,491
3.60%, 9/1/2027	464,000	460,251
3.80%, 9/1/2022	331,000	338,765
3.85%, 6/15/2023	375,000	385,249
Security Description	Principal Amount	Value
4.35%, 6/1/2028	$649,000	$677,076
4.63%, 9/15/2021	417,000	434,080
4.88%, 1/14/2021	402,000	415,065
QVC, Inc.:
4.38%, 3/15/2023	735,000	745,804
4.45%, 2/15/2025	330,000	329,647
4.85%, 4/1/2024	695,000	709,915
5.13%, 7/2/2022	323,000	338,410
Starbucks Corp.:
2.10%, 2/4/2021	1,140,000	1,129,204
2.20%, 11/22/2020	723,000	718,366
2.45%, 6/15/2026	940,000	889,419
2.70%, 6/15/2022	414,000	414,294
3.10%, 3/1/2023	1,413,000	1,426,226
3.50%, 3/1/2028	555,000	559,501
3.80%, 8/15/2025	1,434,000	1,477,608
3.85%, 10/1/2023	821,000	852,806
4.00%, 11/15/2028 (a)	798,000	833,583
Tapestry, Inc.:
3.00%, 7/15/2022	482,000	475,093
4.13%, 7/15/2027	490,000	467,445
4.25%, 4/1/2025	504,000	506,898
Target Corp.:
2.50%, 4/15/2026	879,000	855,364
2.90%, 1/15/2022	946,000	958,705
3.38%, 4/15/2029	2,125,000	2,158,086
3.50%, 7/1/2024	1,082,000	1,128,136
3.88%, 7/15/2020	1,322,000	1,345,386
TJX Cos., Inc.:
2.25%, 9/15/2026	731,000	692,893
2.50%, 5/15/2023	544,000	543,119
2.75%, 6/15/2021	853,000	856,156
Walgreen Co. 3.10%, 9/15/2022	654,000	657,100
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	1,551,000	1,567,859
3.45%, 6/1/2026	1,995,000	1,952,167
3.80%, 11/18/2024	2,353,000	2,396,201
Walmart, Inc.:
1.90%, 12/15/2020	1,966,000	1,948,444
2.35%, 12/15/2022	2,187,000	2,173,594
2.55%, 4/11/2023	1,591,000	1,588,677
2.65%, 12/15/2024	1,167,000	1,163,954
2.85%, 6/23/2020	950,000	954,056
3.13%, 6/23/2021	2,957,000	2,997,481
3.25%, 10/25/2020	75,000	75,929
3.30%, 4/22/2024	2,981,000	3,067,240
3.40%, 6/26/2023	3,279,000	3,379,239
3.55%, 6/26/2025	2,483,000	2,579,092
3.63%, 7/8/2020	19,000	19,282
3.70%, 6/26/2028	3,683,000	3,875,731
5.88%, 4/5/2027	595,000	711,555
		113,999,887

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SAVINGS & LOANS — 0.0% (f)
People's United Financial, Inc. 3.65%, 12/6/2022	$422,000	$426,161
SEMICONDUCTORS — 2.2%
Altera Corp. 4.10%, 11/15/2023	543,000	576,318
Analog Devices, Inc.:
2.50%, 12/5/2021	404,000	400,239
2.88%, 6/1/2023	452,000	449,433
2.95%, 1/12/2021	558,000	559,283
3.13%, 12/5/2023 (a)	594,000	598,312
3.50%, 12/5/2026	1,228,000	1,218,520
3.90%, 12/15/2025	594,000	608,096
Applied Materials, Inc.:
2.63%, 10/1/2020	818,000	817,002
3.30%, 4/1/2027	1,431,000	1,444,208
3.90%, 10/1/2025	889,000	933,734
4.30%, 6/15/2021	987,000	1,023,331
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	1,248,000	1,228,943
2.65%, 1/15/2023	996,000	968,042
3.00%, 1/15/2022	2,995,000	2,983,140
3.13%, 1/15/2025	1,156,000	1,104,974
3.50%, 1/15/2028	1,210,000	1,116,044
3.63%, 1/15/2024	4,160,000	4,149,558
3.88%, 1/15/2027	6,069,000	5,798,383
Broadcom, Inc.:
3.13%, 4/15/2021 (e)	1,500,000	1,498,230
3.13%, 10/15/2022 (e)	480,000	477,806
3.63%, 10/15/2024 (e)	3,100,000	3,075,758
4.25%, 4/15/2026 (e)	3,000,000	2,977,830
4.75%, 4/15/2029 (e)	4,500,000	4,478,625
Intel Corp.:
1.70%, 5/19/2021	913,000	897,607
1.85%, 5/11/2020	1,625,000	1,612,910
2.35%, 5/11/2022	1,191,000	1,185,855
2.45%, 7/29/2020	1,272,000	1,270,855
2.60%, 5/19/2026	1,061,000	1,038,189
2.70%, 12/15/2022	1,870,000	1,879,930
2.88%, 5/11/2024	3,409,000	3,432,454
3.10%, 7/29/2022	353,000	359,100
3.15%, 5/11/2027 (a)	735,000	743,408
3.30%, 10/1/2021	1,639,000	1,669,108
3.70%, 7/29/2025	3,380,000	3,536,055
KLA-Tencor Corp.:
4.10%, 3/15/2029	1,310,000	1,340,078
4.13%, 11/1/2021	593,000	608,685
4.65%, 11/1/2024	611,000	652,670
Lam Research Corp.:
2.80%, 6/15/2021	935,000	934,000
3.75%, 3/15/2026	1,700,000	1,730,617
3.80%, 3/15/2025	97,000	99,981
4.00%, 3/15/2029	900,000	918,135
Security Description	Principal Amount	Value
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	$579,000	$590,354
4.88%, 6/22/2028 (a)	576,000	595,066
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	270,000	270,807
3.45%, 6/15/2027	1,343,000	1,295,364
Micron Technology, Inc.:
4.64%, 2/6/2024	660,000	677,180
4.98%, 2/6/2026	1,250,000	1,271,650
5.33%, 2/6/2029	1,450,000	1,487,628
5.50%, 2/1/2025	552,000	568,891
NVIDIA Corp.:
2.20%, 9/16/2021	1,102,000	1,086,605
3.20%, 9/16/2026	1,056,000	1,051,090
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (e)	1,050,000	1,106,910
5.35%, 3/1/2026 (e)	1,000,000	1,073,110
5.55%, 12/1/2028 (e)	500,000	540,585
QUALCOMM, Inc.:
2.25%, 5/20/2020	5,195,000	5,172,713
2.60%, 1/30/2023	1,444,000	1,425,863
2.90%, 5/20/2024	2,527,000	2,487,554
3.00%, 5/20/2022	2,142,000	2,158,386
3.25%, 5/20/2027	2,042,000	1,994,666
3.45%, 5/20/2025	2,221,000	2,237,036
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (e)	250,000	250,570
Texas Instruments, Inc.:
1.75%, 5/1/2020	422,000	418,282
1.85%, 5/15/2022	780,000	764,299
2.25%, 5/1/2023	597,000	590,355
2.63%, 5/15/2024	398,000	395,903
2.75%, 3/12/2021	308,000	308,964
2.90%, 11/3/2027	606,000	601,413
Xilinx, Inc.:
2.95%, 6/1/2024	1,112,000	1,102,926
3.00%, 3/15/2021	426,000	426,843
		94,346,459
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	1,003,000	981,235
SOFTWARE — 2.3%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	541,000	533,572
2.60%, 6/15/2022	498,000	492,846
3.40%, 9/15/2026	579,000	570,072
3.40%, 6/15/2027	996,000	971,389
Adobe, Inc. 3.25%, 2/1/2025	905,000	925,589
Autodesk, Inc.:
3.50%, 6/15/2027	613,000	596,657
3.60%, 12/15/2022	202,000	205,018
4.38%, 6/15/2025	993,000	1,029,671

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	$482,000	$466,957
3.95%, 9/1/2020	539,000	545,592
CA, Inc.:
3.60%, 8/1/2020	142,000	142,192
3.60%, 8/15/2022	295,000	296,829
4.70%, 3/15/2027	577,000	573,757
Cadence Design Systems, Inc. 4.38%, 10/15/2024	369,000	379,066
Citrix Systems, Inc. 4.50%, 12/1/2027	643,000	633,844
Electronic Arts, Inc.:
3.70%, 3/1/2021	550,000	558,866
4.80%, 3/1/2026	499,000	534,708
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	1,215,000	1,193,373
3.00%, 8/15/2026	1,801,000	1,726,403
3.50%, 4/15/2023	832,000	844,696
3.63%, 10/15/2020	1,143,000	1,154,121
3.88%, 6/5/2024	499,000	509,639
4.50%, 10/15/2022	599,000	625,015
5.00%, 10/15/2025	1,008,000	1,087,481
Series 10Y, 4.25%, 5/15/2028	415,000	426,404
Fiserv, Inc.:
2.70%, 6/1/2020	663,000	662,052
3.50%, 10/1/2022	978,000	993,873
3.80%, 10/1/2023	375,000	384,345
3.85%, 6/1/2025	1,117,000	1,145,517
4.20%, 10/1/2028	1,030,000	1,059,098
4.75%, 6/15/2021	500,000	518,815
Microsoft Corp.:
1.55%, 8/8/2021	2,993,000	2,931,554
2.00%, 11/3/2020	1,943,000	1,929,826
2.00%, 8/8/2023	2,075,000	2,030,554
2.13%, 11/15/2022	270,000	266,884
2.38%, 2/12/2022	1,835,000	1,832,761
2.38%, 5/1/2023	1,185,000	1,179,194
2.40%, 2/6/2022	2,259,000	2,256,154
2.40%, 8/8/2026	2,757,000	2,675,255
2.65%, 11/3/2022	1,786,000	1,797,466
2.70%, 2/12/2025	1,667,000	1,667,783
2.88%, 2/6/2024	3,783,000	3,822,835
3.00%, 10/1/2020	741,000	747,306
3.13%, 11/3/2025	3,437,000	3,517,426
3.30%, 2/6/2027	4,933,000	5,060,814
3.63%, 12/15/2023	2,144,000	2,242,495
4.00%, 2/8/2021	452,000	464,792
Oracle Corp.:
1.90%, 9/15/2021	5,416,000	5,327,069
2.40%, 9/15/2023	3,321,000	3,262,650
2.50%, 5/15/2022	2,976,000	2,963,412
2.50%, 10/15/2022	5,140,000	5,114,865
2.63%, 2/15/2023	2,012,000	2,008,419
Security Description	Principal Amount	Value
2.65%, 7/15/2026	$3,903,000	$3,775,918
2.80%, 7/8/2021	1,885,000	1,892,936
2.95%, 11/15/2024	2,251,000	2,256,965
2.95%, 5/15/2025	5,183,000	5,168,695
3.25%, 11/15/2027	1,789,000	1,798,070
3.40%, 7/8/2024	1,599,000	1,636,720
3.63%, 7/15/2023	843,000	874,520
3.88%, 7/15/2020	900,000	915,372
salesforce.com, Inc.:
3.25%, 4/11/2023	1,442,000	1,476,507
3.70%, 4/11/2028	1,809,000	1,894,891
VMware, Inc.:
2.30%, 8/21/2020	1,566,000	1,551,483
2.95%, 8/21/2022	1,609,000	1,595,307
3.90%, 8/21/2027	940,000	904,101
		100,628,456
TELECOMMUNICATIONS — 2.8%
America Movil SAB de CV 3.13%, 7/16/2022	2,594,000	2,610,394
AT&T, Inc.:
2.45%, 6/30/2020	2,242,000	2,233,010
2.63%, 12/1/2022	1,139,000	1,125,719
2.80%, 2/17/2021	2,113,000	2,109,471
3.00%, 2/15/2022	1,189,000	1,193,316
3.00%, 6/30/2022	2,820,000	2,825,245
3.20%, 3/1/2022	1,125,000	1,134,191
3.40%, 5/15/2025	5,868,000	5,820,469
3.60%, 2/17/2023	2,050,000	2,088,069
3.80%, 3/15/2022	1,353,000	1,387,583
3.80%, 3/1/2024	1,082,000	1,107,708
3.88%, 8/15/2021	1,164,000	1,192,786
3.90%, 3/11/2024	1,224,000	1,256,889
3.95%, 1/15/2025	1,379,000	1,407,270
4.10%, 2/15/2028	2,873,000	2,901,299
4.13%, 2/17/2026	2,858,000	2,920,847
4.25%, 3/1/2027	2,392,000	2,456,991
4.35%, 3/1/2029	3,150,000	3,217,347
4.45%, 5/15/2021	997,000	1,028,964
4.45%, 4/1/2024	2,246,000	2,356,324
4.60%, 2/15/2021	816,000	841,418
7.13%, 3/15/2026	151,000	177,371
British Telecommunications PLC:
4.50%, 12/4/2023	550,000	574,085
5.13%, 12/4/2028	800,000	853,896
Cisco Systems, Inc.:
1.85%, 9/20/2021	2,230,000	2,192,023
2.20%, 2/28/2021	2,992,000	2,968,692
2.20%, 9/20/2023	869,000	857,034
2.45%, 6/15/2020	1,642,000	1,639,455
2.50%, 9/20/2026	1,118,000	1,088,451
2.60%, 2/28/2023	602,000	604,378
2.90%, 3/4/2021 (a)	224,000	225,841
2.95%, 2/28/2026	551,000	552,146

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/15/2022	$1,358,000	$1,379,117
3.50%, 6/15/2025	436,000	454,251
3.63%, 3/4/2024	1,427,000	1,496,923
Corning, Inc. 4.25%, 8/15/2020	230,000	234,993
Juniper Networks, Inc.:
3.30%, 6/15/2020	158,000	158,806
4.35%, 6/15/2025	311,000	321,751
4.50%, 3/15/2024	1,047,000	1,090,388
4.60%, 3/15/2021	215,000	220,889
Motorola Solutions, Inc.:
3.50%, 9/1/2021	413,000	417,270
3.50%, 3/1/2023	673,000	675,430
3.75%, 5/15/2022	675,000	685,773
4.00%, 9/1/2024	1,018,000	1,037,006
4.60%, 2/23/2028	883,000	890,620
7.50%, 5/15/2025	635,000	737,330
Orange SA 4.13%, 9/14/2021	1,028,000	1,063,260
Rogers Communications, Inc.:
2.90%, 11/15/2026	825,000	801,727
3.00%, 3/15/2023	507,000	508,440
3.63%, 12/15/2025	687,000	702,073
4.10%, 10/1/2023	757,000	792,253
Telefonica Emisiones SA:
4.10%, 3/8/2027	3,254,000	3,302,908
4.57%, 4/27/2023	827,000	876,355
Telefonica Emisiones SAU:
5.13%, 4/27/2020	1,173,000	1,200,296
5.46%, 2/16/2021	1,258,000	1,315,855
TELUS Corp.:
2.80%, 2/16/2027	222,000	211,739
3.70%, 9/15/2027	758,000	767,202
Verizon Communications, Inc.:
2.45%, 11/1/2022	883,000	874,594
2.63%, 8/15/2026	2,635,000	2,521,695
2.95%, 3/15/2022	1,157,000	1,162,126
3.13%, 3/16/2022	1,935,000	1,958,007
3.38%, 2/15/2025	3,760,000	3,811,136
3.45%, 3/15/2021	1,357,000	1,377,423
3.50%, 11/1/2021	665,000	678,626
3.50%, 11/1/2024	3,550,000	3,632,325
3.88%, 2/8/2029	625,000	641,269
4.13%, 3/16/2027	4,408,000	4,615,881
4.15%, 3/15/2024	400,000	422,120
4.33%, 9/21/2028	4,209,000	4,453,248
4.60%, 4/1/2021	5,804,000	6,020,895
5.15%, 9/15/2023	4,282,000	4,713,197
Vodafone Group PLC:
2.50%, 9/26/2022	767,000	753,048
2.95%, 2/19/2023	2,721,000	2,694,933
3.75%, 1/16/2024	2,018,000	2,036,949
4.13%, 5/30/2025	1,866,000	1,903,208
4.38%, 3/16/2021	561,000	577,286
Security Description	Principal Amount	Value
4.38%, 5/30/2028	$2,256,000	$2,292,728
		123,432,031
TEXTILES — 0.1%
Cintas Corp. No. 2:
2.90%, 4/1/2022	1,122,000	1,125,972
3.25%, 6/1/2022	165,000	167,260
3.70%, 4/1/2027	1,681,000	1,725,261
Mohawk Industries, Inc. 3.85%, 2/1/2023	233,000	240,137
		3,258,630
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
3.15%, 5/15/2021	377,000	378,512
3.50%, 9/15/2027	332,000	319,626
		698,138
TRANSPORTATION — 1.3%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (b)	412,000	446,723
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	392,000	396,465
3.00%, 4/1/2025	547,000	551,726
3.05%, 3/15/2022	691,000	698,587
3.05%, 9/1/2022	791,000	800,888
3.25%, 6/15/2027 (a)	1,273,000	1,296,665
3.40%, 9/1/2024	543,000	559,762
3.45%, 9/15/2021	471,000	479,233
3.65%, 9/1/2025	474,000	492,273
3.75%, 4/1/2024	876,000	913,545
3.85%, 9/1/2023	1,297,000	1,357,388
7.00%, 12/15/2025	14,000	17,277
Canadian National Railway Co.:
2.75%, 3/1/2026	517,000	508,392
2.85%, 12/15/2021	544,000	545,148
2.95%, 11/21/2024	330,000	332,482
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	1,505,000	1,480,167
4.00%, 6/1/2028	105,000	110,111
4.45%, 3/15/2023	199,000	207,770
4.50%, 1/15/2022	60,000	62,229
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	740,000	766,004
CSX Corp.:
2.60%, 11/1/2026	603,000	571,867
3.25%, 6/1/2027	1,068,000	1,053,699
3.35%, 11/1/2025	618,000	622,684
3.40%, 8/1/2024	447,000	455,274
3.70%, 10/30/2020	504,000	509,862
3.70%, 11/1/2023	699,000	719,753
3.80%, 3/1/2028	950,000	974,377
4.25%, 6/1/2021	404,000	414,407

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/15/2029	$1,000,000	$1,062,180
FedEx Corp.:
2.63%, 8/1/2022	597,000	591,526
3.20%, 2/1/2025	746,000	748,029
3.25%, 4/1/2026	407,000	404,896
3.30%, 3/15/2027	959,000	947,866
3.40%, 1/14/2022	895,000	906,170
3.40%, 2/15/2028	604,000	597,006
4.00%, 1/15/2024	277,000	289,867
4.20%, 10/17/2028 (a)	482,000	504,707
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	354,000	357,607
3.88%, 3/1/2026	1,250,000	1,269,262
Kansas City Southern 3.00%, 5/15/2023	211,000	211,241
Kirby Corp. 4.20%, 3/1/2028	537,000	536,979
Norfolk Southern Corp.:
2.90%, 2/15/2023	783,000	783,650
2.90%, 6/15/2026	1,107,000	1,085,159
3.00%, 4/1/2022	387,000	388,749
3.15%, 6/1/2027	565,000	558,231
3.25%, 12/1/2021	574,000	579,252
3.65%, 8/1/2025	630,000	648,320
3.80%, 8/1/2028	515,000	531,964
3.85%, 1/15/2024	220,000	228,162
Norfolk Southern Railway Co. 9.75%, 6/15/2020	240,000	259,661
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	362,000	356,700
Series MTN, 2.50%, 5/11/2020	213,000	212,099
Series MTN, 2.50%, 9/1/2022	595,000	582,588
Series MTN, 2.80%, 3/1/2022	490,000	487,442
Series MTN, 2.88%, 9/1/2020	214,000	213,762
Series MTN, 3.40%, 3/1/2023	400,000	402,956
Series MTN, 3.45%, 11/15/2021	50,000	50,552
Series MTN, 3.50%, 6/1/2021	491,000	496,440
Series MTN, 3.65%, 3/18/2024 (a)	1,075,000	1,097,984
Series MTN, 3.75%, 6/9/2023	463,000	473,885
Series MTN, 3.88%, 12/1/2023	510,000	522,169
Union Pacific Corp.:
2.75%, 4/15/2023	463,000	460,449
2.75%, 3/1/2026	834,000	813,342
2.95%, 3/1/2022	1,210,000	1,218,591
2.95%, 1/15/2023	1,646,000	1,648,897
3.00%, 4/15/2027	549,000	539,294
3.15%, 3/1/2024	400,000	405,676
3.20%, 6/8/2021	485,000	490,582
3.25%, 1/15/2025	405,000	409,512
3.25%, 8/15/2025	621,000	628,458
3.50%, 6/8/2023	925,000	946,886
3.65%, 2/15/2024	436,000	450,371
Security Description	Principal Amount	Value
3.70%, 3/1/2029	$935,000	$960,198
3.75%, 3/15/2024	633,000	656,054
3.75%, 7/15/2025	862,000	896,092
3.95%, 9/10/2028	365,000	382,484
4.00%, 2/1/2021	202,000	206,200
4.16%, 7/15/2022	978,000	1,019,017
United Parcel Service of America, Inc. 8.38%, 4/1/2020	400,000	422,936
United Parcel Service, Inc.:
2.05%, 4/1/2021	750,000	743,888
2.35%, 5/16/2022	671,000	666,303
2.40%, 11/15/2026	753,000	722,458
2.45%, 10/1/2022	950,000	948,594
2.50%, 4/1/2023	865,000	861,523
2.80%, 11/15/2024	1,648,000	1,658,119
3.05%, 11/15/2027	567,000	566,416
3.13%, 1/15/2021	979,000	991,051
3.40%, 3/15/2029	1,090,000	1,111,527
		56,556,737
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	200,000	194,356
3.25%, 9/15/2026	350,000	333,546
3.50%, 3/15/2028	1,970,000	1,876,090
3.85%, 3/30/2027	543,000	534,209
4.35%, 2/15/2024	840,000	868,384
4.85%, 6/1/2021	175,000	180,840
		3,987,425
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	613,000	599,655
3.40%, 3/1/2025	460,000	468,653
3.75%, 9/1/2028	707,000	735,110
3.85%, 3/1/2024	452,000	468,995
United Utilities PLC 6.88%, 8/15/2028 (a)	543,000	646,919
		2,919,332
TOTAL CORPORATE BONDS & NOTES (Cost $4,274,861,061)		4,315,869,015
Shares
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	16,578,499	16,578,499

See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	17,339,013	$17,339,013
TOTAL SHORT-TERM INVESTMENTS (Cost $33,917,512)		33,917,512
TOTAL INVESTMENTS — 100.2% (Cost $4,308,778,573)		4,349,786,527
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(8,706,815)
NET ASSETS — 100.0%		$4,341,079,712
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
ISDA	= International Swaps and Derivatives Association
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,315,869,015	$—	$4,315,869,015
Short-Term Investments	33,917,512	—	—	33,917,512
TOTAL INVESTMENTS	$33,917,512	$4,315,869,015	$—	$4,349,786,527
See accompanying notes to schedules of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,998,714	$14,998,714	$332,473,052	$330,893,267	$—	$—	16,578,499	$16,578,499	$131,490	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,583,198	18,583,198	102,926,205	104,170,390	—	—	17,339,013	17,339,013	81,743	—
Total		$33,581,912	$435,399,257	$435,063,657	$—	$—		$33,917,512	$213,233	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$110,000	$111,329
WPP Finance 2010:
5.13%, 9/7/2042	180,000	165,967
5.63%, 11/15/2043	108,000	105,986
		383,282
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
3.38%, 6/15/2046	25,000	22,874
3.50%, 3/1/2039	150,000	143,240
3.55%, 3/1/2038	15,000	14,425
3.63%, 3/1/2048	55,000	52,377
3.65%, 3/1/2047	86,000	82,139
3.83%, 3/1/2059	100,000	96,131
3.85%, 11/1/2048	125,000	124,026
5.88%, 2/15/2040	125,000	156,530
6.13%, 2/15/2033	239,000	302,863
6.63%, 2/15/2038	231,000	308,062
General Dynamics Corp. 3.60%, 11/15/2042	95,000	94,391
Harris Corp.:
4.85%, 4/27/2035	100,000	106,820
5.05%, 4/27/2045	115,000	127,276
6.15%, 12/15/2040	50,000	61,271
Lockheed Martin Corp.:
3.60%, 3/1/2035	56,000	55,135
3.80%, 3/1/2045	269,000	264,128
4.07%, 12/15/2042	176,000	179,499
4.09%, 9/15/2052	373,000	378,274
4.50%, 5/15/2036	175,000	189,894
4.70%, 5/15/2046	520,000	582,722
5.72%, 6/1/2040	26,000	31,930
Series B, 6.15%, 9/1/2036	230,000	291,546
Northrop Grumman Corp.:
3.85%, 4/15/2045	174,000	166,669
4.03%, 10/15/2047	831,000	819,790
4.75%, 6/1/2043	278,000	301,413
5.05%, 11/15/2040	226,000	251,769
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	58,000	79,504
Raytheon Co.:
4.20%, 12/15/2044	42,000	45,742
4.70%, 12/15/2041	132,000	151,937
4.88%, 10/15/2040	147,000	172,594
Rockwell Collins, Inc.:
4.35%, 4/15/2047	405,000	399,014
4.80%, 12/15/2043	210,000	219,574
United Technologies Corp.:
3.75%, 11/1/2046	620,000	572,167
4.15%, 5/15/2045	150,000	147,131
4.45%, 11/16/2038	205,000	212,628
Security Description	Principal Amount	Value
4.50%, 6/1/2042	$671,000	$692,620
4.63%, 11/16/2048	509,000	539,448
5.40%, 5/1/2035	121,000	135,925
5.70%, 4/15/2040	173,000	201,912
6.05%, 6/1/2036	263,000	314,082
6.13%, 7/15/2038	512,000	622,362
7.50%, 9/15/2029 (a)	180,000	236,052
		9,947,886
AGRICULTURE — 1.6%
Altria Group, Inc.:
3.88%, 9/16/2046	138,000	113,508
4.25%, 8/9/2042	436,000	379,403
4.50%, 5/2/2043	621,000	557,267
5.38%, 1/31/2044	464,000	463,837
5.80%, 2/14/2039	315,000	333,815
5.95%, 2/14/2049	610,000	654,554
6.20%, 2/14/2059	175,000	188,335
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	99,000	96,541
4.02%, 4/16/2043	86,000	87,566
4.50%, 3/15/2049	415,000	456,102
4.54%, 3/26/2042	245,000	265,460
5.38%, 9/15/2035	115,000	134,634
BAT Capital Corp.:
4.39%, 8/15/2037	456,000	408,544
4.54%, 8/15/2047	927,000	810,810
Philip Morris International, Inc.:
3.88%, 8/21/2042	63,000	57,848
4.13%, 3/4/2043	438,000	413,524
4.25%, 11/10/2044	224,000	217,296
4.38%, 11/15/2041	259,000	252,515
4.50%, 3/20/2042	170,000	168,502
4.88%, 11/15/2043	380,000	397,670
6.38%, 5/16/2038	305,000	376,718
Reynolds American, Inc.:
5.70%, 8/15/2035	135,000	140,111
5.85%, 8/15/2045	697,000	715,213
6.15%, 9/15/2043	276,000	289,946
7.25%, 6/15/2037	125,000	145,601
		8,125,320
AIRLINES — 0.2%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	3,111	3,118
American Airlines 2015-2 Pass Through Trust, Class AA Series AA, 3.60%, 3/22/2029	1,716	1,720
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	90,704	90,504

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	$33,282	$32,461
American Airlines 2016-3 Pass Through Trust Series AA, Class AA, 3.00%, 4/15/2030	6,455	6,215
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	118,800	119,178
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	153,724	150,001
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	58,806	59,958
United Airlines 2014-2 Pass Through Trust Class A Series A, 3.75%, 3/3/2028	22,440	22,668
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	112,998	111,455
United Airlines 2019-1 Class AA Pass Through Trust Series AA, 4.15%, 2/25/2033	160,000	165,319
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	6,465	6,545
		769,142
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	155,000	146,371
3.63%, 5/1/2043	163,000	160,855
3.88%, 11/1/2045	83,000	84,676
VF Corp. 6.45%, 11/1/2037	51,000	65,211
		457,113
AUTO MANUFACTURERS — 0.9%
Daimler Finance North America LLC 8.50%, 1/18/2031	320,000	455,008
Ford Motor Co.:
4.75%, 1/15/2043	376,000	295,201
5.29%, 12/8/2046	479,000	401,560
6.63%, 10/1/2028	269,000	280,207
7.40%, 11/1/2046	223,000	230,203
7.45%, 7/16/2031	325,000	346,443
General Motors Co.:
5.00%, 4/1/2035	993,000	903,372
5.15%, 4/1/2038	158,000	145,685
5.20%, 4/1/2045	159,000	141,636
Security Description	Principal Amount	Value
5.40%, 4/1/2048	$188,000	$172,097
5.95%, 4/1/2049	350,000	338,758
6.25%, 10/2/2043	101,000	100,462
6.60%, 4/1/2036	122,000	127,192
6.75%, 4/1/2046	275,000	286,319
		4,224,143
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	157,000	140,698
Aptiv PLC 5.40%, 3/15/2049	100,000	103,584
BorgWarner, Inc. 4.38%, 3/15/2045	189,000	174,623
		418,905
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	471,000	558,785
7.75%, 5/14/2038	667,000	929,818
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (a) (b)	175,000	170,620
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	1,061,000	1,086,697
Series L, 4.75%, 4/21/2045	113,000	118,018
Series MTN, 4.88%, 4/1/2044	130,000	145,184
Series MTN, 5.00%, 1/21/2044	184,000	207,607
Series MTN, 5.88%, 2/7/2042	149,000	185,842
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	750,000	778,080
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	626,000	650,952
Bank of America NA Series BKNT, 6.00%, 10/15/2036	334,000	414,447
Bank of New York Mellon Corp. Series MTN, 3.30%, 8/23/2029	229,000	228,462
Barclays PLC:
4.95%, 1/10/2047	597,000	596,319
5.25%, 8/17/2045	321,000	335,952
Citigroup, Inc.:
4.65%, 7/30/2045	905,000	959,752
4.65%, 7/23/2048	595,000	638,732
4.75%, 5/18/2046	635,000	655,777
5.30%, 5/6/2044	546,000	599,628
5.88%, 2/22/2033	81,000	92,144
5.88%, 1/30/2042	144,000	176,628
6.00%, 10/31/2033	182,000	211,266
6.13%, 8/25/2036	322,000	375,832
6.63%, 6/15/2032	219,000	269,401
6.68%, 9/13/2043	315,000	402,668
8.13%, 7/15/2039	321,000	479,966
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b)	360,000	350,024

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	$109,000	$111,338
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	435,000	489,584
5.75%, 12/1/2043	151,000	180,439
Series MTN, 5.25%, 5/24/2041	430,000	515,643
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	650,000	701,889
Fifth Third Bancorp 8.25%, 3/1/2038	250,000	348,360
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	37,000	36,241
Series BKNT, 4.63%, 2/13/2047	100,000	100,874
Goldman Sachs Capital I 6.35%, 2/15/2034	350,000	423,104
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	282,000	297,699
5.15%, 5/22/2045	333,000	350,159
6.25%, 2/1/2041	768,000	950,538
6.45%, 5/1/2036	221,000	262,944
6.75%, 10/1/2037	1,103,000	1,346,785
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	651,000	619,973
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	570,000	569,339
Series MTN, 4.80%, 7/8/2044	1,504,000	1,592,255
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	435,000	500,111
Series BKNT, 5.88%, 11/1/2034	229,000	271,928
Series BKNT, 7.00%, 1/15/2039	142,000	189,035
HSBC Holdings PLC:
5.25%, 3/14/2044 (a)	604,000	663,760
6.50%, 5/2/2036	532,000	655,179
6.50%, 9/15/2037	628,000	781,094
6.80%, 6/1/2038	569,000	730,203
7.63%, 5/17/2032	71,000	93,691
HSBC USA, Inc. 7.20%, 7/15/2097	87,000	109,678
JPMorgan Chase & Co.:
4.85%, 2/1/2044	764,000	849,950
4.95%, 6/1/2045	147,000	162,542
5.40%, 1/6/2042	485,000	575,884
5.50%, 10/15/2040	196,000	235,151
5.60%, 7/15/2041	395,000	480,336
5.63%, 8/16/2043	593,000	705,593
6.40%, 5/15/2038	895,000	1,162,122
8.75%, 9/1/2030	25,000	34,789
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	718,000	694,895
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	390,000	381,837
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	462,000	450,367
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	350,000	344,726
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	$361,000	$369,094
Lloyds Banking Group PLC:
4.34%, 1/9/2048	559,000	503,284
5.30%, 12/1/2045	155,000	161,127
Mitsubishi UFJ Financial Group, Inc.:
4.15%, 3/7/2039	145,000	149,829
4.29%, 7/26/2038	95,000	100,319
Morgan Stanley:
4.30%, 1/27/2045	761,000	773,244
4.38%, 1/22/2047	564,000	580,982
6.38%, 7/24/2042	468,000	605,531
7.25%, 4/1/2032	160,000	213,862
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (b)	571,000	591,419
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	500,000	489,120
Regions Financial Corp. 7.38%, 12/10/2037	65,000	86,263
Wachovia Corp.:
5.50%, 8/1/2035	307,000	350,269
7.57%, 8/1/2026 (c)	38,000	45,867
Wells Fargo & Co.:
3.90%, 5/1/2045	325,000	322,186
5.38%, 2/7/2035	50,000	58,440
5.38%, 11/2/2043	1,055,000	1,186,833
5.61%, 1/15/2044	552,000	637,014
Series GMTN, 4.90%, 11/17/2045	543,000	581,341
Series MTN, 4.40%, 6/14/2046	187,000	186,286
Series MTN, 4.65%, 11/4/2044	1,142,000	1,173,291
Series MTN, 4.75%, 12/7/2046	625,000	653,337
Wells Fargo Bank NA:
5.95%, 8/26/2036	209,000	252,731
Series BKNT, 5.85%, 2/1/2037	205,000	247,784
Series BKNT, 6.60%, 1/15/2038	220,000	286,460
Wells Fargo Capital X 5.95%, 12/1/2086	328,000	367,449
		41,561,998
BEVERAGES — 3.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036 (d)	1,347,000	1,344,616
4.90%, 2/1/2046 (d)	2,958,000	2,974,121
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	132,000	117,959
4.63%, 2/1/2044	220,000	211,922
4.70%, 2/1/2036	248,000	247,767
4.90%, 2/1/2046	180,000	179,845
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 4/15/2038	520,000	499,164

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.44%, 10/6/2048	$655,000	$614,089
4.60%, 4/15/2048	527,000	506,126
4.75%, 4/15/2058	127,000	120,730
4.90%, 1/23/2031	530,000	571,096
4.95%, 1/15/2042	574,000	578,609
5.45%, 1/23/2039	435,000	471,449
5.55%, 1/23/2049	1,224,000	1,343,315
5.80%, 1/23/2059	435,000	483,550
5.88%, 6/15/2035	230,000	256,553
8.00%, 11/15/2039	342,000	464,788
8.20%, 1/15/2039	296,000	409,848
Brown-Forman Corp. 4.00%, 4/15/2038	96,000	99,098
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	116,000	133,336
Constellation Brands, Inc.:
4.50%, 5/9/2047	175,000	169,734
5.25%, 11/15/2048	295,000	313,538
Diageo Capital PLC:
3.88%, 4/29/2043	126,000	128,139
5.88%, 9/30/2036	206,000	256,612
Diageo Investment Corp. 7.45%, 4/15/2035	183,000	255,995
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	73,000	74,126
Keurig Dr Pepper, Inc.:
4.42%, 12/15/2046	170,000	155,808
4.50%, 11/15/2045	177,000	162,936
4.99%, 5/25/2038 (d)	210,000	214,066
Molson Coors Brewing Co.:
4.20%, 7/15/2046	592,000	525,583
5.00%, 5/1/2042	292,000	288,131
PepsiCo, Inc.:
3.45%, 10/6/2046	308,000	297,069
3.60%, 8/13/2042	177,000	174,395
4.00%, 3/5/2042	557,000	580,255
4.00%, 5/2/2047 (a)	217,000	226,999
4.25%, 10/22/2044	175,000	189,100
4.45%, 4/14/2046	370,000	411,969
4.60%, 7/17/2045	407,000	462,690
		16,515,126
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	429,000	420,308
4.56%, 6/15/2048	150,000	149,735
4.66%, 6/15/2051	1,423,000	1,431,225
4.95%, 10/1/2041	74,000	78,092
5.15%, 11/15/2041	64,000	68,675
5.65%, 6/15/2042	120,000	136,238
5.75%, 3/15/2040	250,000	286,273
6.38%, 6/1/2037	460,000	559,967
6.40%, 2/1/2039	51,000	62,177
6.90%, 6/1/2038	81,000	102,583
Security Description	Principal Amount	Value
Baxalta, Inc. 5.25%, 6/23/2045	$147,000	$162,622
Biogen, Inc. 5.20%, 9/15/2045	607,000	640,761
Celgene Corp.:
4.35%, 11/15/2047	666,000	653,053
4.55%, 2/20/2048	377,000	382,587
4.63%, 5/15/2044	350,000	352,730
5.00%, 8/15/2045	180,000	190,780
5.25%, 8/15/2043	230,000	248,750
Genentech, Inc. 5.25%, 7/15/2035	153,000	179,379
Gilead Sciences, Inc.:
4.00%, 9/1/2036	47,000	46,110
4.15%, 3/1/2047	384,000	369,999
4.50%, 2/1/2045	631,000	637,184
4.60%, 9/1/2035	635,000	666,604
4.75%, 3/1/2046	627,000	655,372
4.80%, 4/1/2044	609,000	638,104
5.65%, 12/1/2041	28,000	32,724
		9,152,032
BUILDING MATERIALS — 0.3%
Johnson Controls International PLC:
4.50%, 2/15/2047	329,000	314,346
4.63%, 7/2/2044	35,000	34,043
4.95%, 7/2/2064 (c)	73,000	67,409
6.00%, 1/15/2036	79,000	89,719
Lafarge SA 7.13%, 7/15/2036	209,000	245,293
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	300,000	262,176
Owens Corning:
4.30%, 7/15/2047	422,000	341,980
7.00%, 12/1/2036	51,000	57,624
Vulcan Materials Co.:
4.50%, 6/15/2047	25,000	22,497
4.70%, 3/1/2048	48,000	44,414
		1,479,501
CHEMICALS — 1.7%
Albemarle Corp. 5.45%, 12/1/2044	107,000	110,567
Dow Chemical Co 5.55%, 11/30/2048 (d)	150,000	167,346
Dow Chemical Co.:
4.25%, 10/1/2034	350,000	342,188
4.38%, 11/15/2042	225,000	214,646
4.63%, 10/1/2044	269,000	263,442
5.25%, 11/15/2041	150,000	158,868
7.38%, 11/1/2029	550,000	695,618
9.40%, 5/15/2039	163,000	247,599
DowDuPont, Inc.:
5.32%, 11/15/2038	740,000	822,273
5.42%, 11/15/2048	287,000	323,722
Eastman Chemical Co.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 10/15/2044	$256,000	$248,650
4.80%, 9/1/2042	179,000	176,616
Huntsman International LLC 4.50%, 5/1/2029	290,000	288,849
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	152,000	143,947
5.00%, 9/26/2048	159,000	166,336
Lubrizol Corp. 6.50%, 10/1/2034	146,000	192,441
LYB International Finance B.V.:
4.88%, 3/15/2044	290,000	284,690
5.25%, 7/15/2043	244,000	249,951
LyondellBasell Industries NV 4.63%, 2/26/2055	294,000	264,230
Methanex Corp. 5.65%, 12/1/2044	221,000	208,343
Mosaic Co.:
4.88%, 11/15/2041	120,000	114,658
5.45%, 11/15/2033	97,000	104,497
5.63%, 11/15/2043	210,000	222,732
Nutrien, Ltd.:
4.13%, 3/15/2035	250,000	237,540
4.90%, 6/1/2043	215,000	219,380
5.00%, 4/1/2049 (e)	400,000	419,236
5.25%, 1/15/2045	128,000	136,269
6.13%, 1/15/2041	122,000	140,622
7.13%, 5/23/2036	15,000	18,736
Praxair, Inc. 3.55%, 11/7/2042	101,000	97,485
Rohm & Haas Co. 7.85%, 7/15/2029	160,000	205,718
RPM International, Inc.:
4.25%, 1/15/2048	165,000	143,647
5.25%, 6/1/2045	162,000	162,345
Sherwin-Williams Co.:
4.00%, 12/15/2042	233,000	208,999
4.55%, 8/1/2045	286,000	278,344
Westlake Chemical Corp.:
4.38%, 11/15/2047	105,000	92,744
5.00%, 8/15/2046	327,000	318,276
		8,691,550
COMMERCIAL SERVICES — 1.0%
Boston University Series CC, 4.06%, 10/1/2048	25,000	26,283
California Institute of Technology:
4.32%, 8/1/2045	60,000	66,588
4.70%, 11/1/2111	84,000	93,959
Cleveland Clinic Foundation 4.86%, 1/1/2114	130,000	144,647
Ecolab, Inc.:
3.95%, 12/1/2047	65,000	66,280
5.50%, 12/8/2041	226,000	276,197
George Washington University:
Security Description	Principal Amount	Value
4.87%, 9/15/2045	$156,000	$180,696
Series 2014, 4.30%, 9/15/2044	340,000	371,919
Series 2018, 4.13%, 9/15/2048	276,000	287,799
Georgetown University:
Series A, 5.22%, 10/1/2118	150,000	169,216
Series B, 4.32%, 4/1/2049	100,000	109,647
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	61,000	65,738
Massachusetts Institute of Technology:
3.89%, 7/1/2116	107,000	101,317
4.68%, 7/1/2114	161,000	189,975
5.60%, 7/1/2111	241,000	328,481
Moody's Corp.:
4.25%, 2/1/2029	100,000	104,849
4.88%, 12/17/2048	150,000	164,148
Northwestern University Series 2017, 3.66%, 12/1/2057	202,000	205,565
President & Fellows of Harvard College 4.88%, 10/15/2040	117,000	141,643
President and Fellows of Harvard College 3.30%, 7/15/2056	169,000	156,065
Princeton University 5.70%, 3/1/2039	116,000	148,927
S&P Global, Inc. 6.55%, 11/15/2037	212,000	278,723
University of Chicago 4.00%, 10/1/2053	60,000	59,758
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	53,000	52,385
Series 2017, 3.39%, 2/15/2048	271,000	262,957
University of Pennsylvania 4.67%, 9/1/2112	14,000	15,054
University of Southern California:
3.03%, 10/1/2039	529,000	496,519
Series 2017, 3.84%, 10/1/2047	42,000	43,936
Verisk Analytics, Inc. 5.50%, 6/15/2045	251,000	278,909
Western Union Co. 6.20%, 11/17/2036	116,000	119,460
William Marsh Rice University 3.57%, 5/15/2045	137,000	135,753
		5,143,393
COMPUTERS — 1.8%
Apple, Inc.:
3.45%, 2/9/2045	473,000	450,286
3.75%, 9/12/2047	229,000	227,800
3.75%, 11/13/2047	213,000	212,702
3.85%, 5/4/2043	793,000	801,961
3.85%, 8/4/2046	299,000	302,681
4.25%, 2/9/2047	463,000	496,118
4.38%, 5/13/2045	690,000	748,098
4.45%, 5/6/2044	412,000	452,347
4.50%, 2/23/2036	533,000	596,235

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 2/23/2046	$1,211,000	$1,368,394
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029 (d)	500,000	505,540
8.10%, 7/15/2036 (d)	490,000	575,137
8.35%, 7/15/2046 (d)	388,000	468,293
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	427,000	446,625
HP, Inc. 6.00%, 9/15/2041	218,000	232,373
International Business Machines Corp.:
4.00%, 6/20/2042	394,000	388,752
4.70%, 2/19/2046 (a)	120,000	130,991
5.60%, 11/30/2039	182,000	217,710
5.88%, 11/29/2032	154,000	191,162
6.22%, 8/1/2027	30,000	35,955
6.50%, 1/15/2028	30,000	36,791
7.13%, 12/1/2096	200,000	257,956
		9,143,907
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	180,000	185,403
Series MTN, 4.00%, 8/15/2045	173,000	185,317
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	20,000	21,229
4.38%, 6/15/2045	100,000	108,586
6.00%, 5/15/2037	180,000	227,988
Procter & Gamble Co.:
3.50%, 10/25/2047	54,000	54,104
5.50%, 2/1/2034	77,000	97,497
5.55%, 3/5/2037 (a)	265,000	343,366
5.80%, 8/15/2034	40,000	51,935
Unilever Capital Corp. 5.90%, 11/15/2032	107,000	135,109
		1,410,534
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	60,000	56,356
4.20%, 5/15/2047	210,000	212,514
4.60%, 6/15/2045	294,000	313,739
		582,609
DIVERSIFIED FINANCIAL SERVICES — 1.4%
American Express Co. 4.05%, 12/3/2042	188,000	194,168
Brookfield Finance, Inc.:
4.70%, 9/20/2047	192,000	184,076
4.85%, 3/29/2029	200,000	205,554
CME Group, Inc. 5.30%, 9/15/2043	327,000	400,562
Credit Suisse USA, Inc. 7.13%, 7/15/2032	234,000	314,117
Security Description	Principal Amount	Value
GE Capital International Funding Co. 4.42%, 11/15/2035	$1,637,000	$1,516,255
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	300,000	314,928
Invesco Finance PLC 5.38%, 11/30/2043	194,000	205,720
Jefferies Group LLC:
6.25%, 1/15/2036	150,000	155,635
6.50%, 1/20/2043	300,000	312,726
Legg Mason, Inc. 5.63%, 1/15/2044	113,000	111,672
Mastercard, Inc.:
3.80%, 11/21/2046	212,000	219,028
3.95%, 2/26/2048	50,000	52,950
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	206,000	218,523
4.30%, 3/15/2049	80,000	84,794
4.40%, 11/1/2048	75,000	80,732
Series MTNC, 8.00%, 3/1/2032	81,000	113,382
Raymond James Financial, Inc. 4.95%, 7/15/2046	410,000	432,374
Visa, Inc.:
3.65%, 9/15/2047	292,000	291,615
4.15%, 12/14/2035	322,000	350,062
4.30%, 12/14/2045	1,020,000	1,123,969
		6,882,842
ELECTRIC — 10.8%
AEP Transmission Co. LLC:
3.75%, 12/1/2047	114,000	112,163
4.25%, 9/15/2048	30,000	31,674
Alabama Power Co.:
3.75%, 3/1/2045	151,000	146,366
3.85%, 12/1/2042	195,000	191,188
4.15%, 8/15/2044	240,000	246,554
4.30%, 1/2/2046	60,000	63,103
6.00%, 3/1/2039	3,000	3,752
6.13%, 5/15/2038	404,000	508,535
Series A, 4.30%, 7/15/2048	30,000	31,809
Series B, 3.70%, 12/1/2047	150,000	145,786
Ameren Illinois Co.:
3.70%, 12/1/2047	125,000	122,856
4.15%, 3/15/2046	252,000	264,905
4.50%, 3/15/2049	160,000	178,450
Appalachian Power Co.:
4.40%, 5/15/2044	158,000	161,895
7.00%, 4/1/2038	211,000	276,117
Arizona Public Service Co.:
3.75%, 5/15/2046	36,000	34,417
4.20%, 8/15/2048	100,000	102,533
4.25%, 3/1/2049	100,000	103,512
4.35%, 11/15/2045	142,000	149,360
4.50%, 4/1/2042	203,000	214,076
5.05%, 9/1/2041	64,000	71,329

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Avista Corp. 4.35%, 6/1/2048	$100,000	$106,336
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	363,000	338,893
4.25%, 9/15/2048	100,000	105,131
6.35%, 10/1/2036	215,000	277,479
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	145,000	138,489
4.45%, 1/15/2049	35,000	37,001
4.50%, 2/1/2045	58,000	61,704
5.15%, 11/15/2043	98,000	113,044
5.95%, 5/15/2037	275,000	341,124
6.13%, 4/1/2036	413,000	518,782
Black Hills Corp.:
4.20%, 9/15/2046	137,000	131,410
4.35%, 5/1/2033	100,000	102,800
CenterPoint Energy Houston Electric LLC:
Series AC, 4.25%, 2/1/2049	330,000	357,829
Series K2, 6.95%, 3/15/2033	400,000	544,024
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	210,000	213,786
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	100,000	117,268
CMS Energy Corp. 4.88%, 3/1/2044	190,000	209,308
Commonwealth Edison Co.:
3.65%, 6/15/2046	94,000	91,290
3.70%, 3/1/2045	180,000	175,403
3.80%, 10/1/2042	141,000	138,930
4.00%, 3/1/2049	300,000	306,969
4.35%, 11/15/2045	395,000	422,018
4.60%, 8/15/2043	124,000	136,843
4.70%, 1/15/2044	139,000	155,216
5.90%, 3/15/2036	50,000	61,633
6.45%, 1/15/2038	168,000	220,554
Series 123, 3.75%, 8/15/2047	214,000	209,388
Connecticut Light & Power Co. 4.30%, 4/15/2044	406,000	438,046
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	405,000	392,251
4.45%, 3/15/2044	555,000	584,976
4.63%, 12/1/2054	388,000	409,976
5.70%, 6/15/2040	330,000	399,802
Series 05-A, 5.30%, 3/1/2035	134,000	151,964
Series 06-A, 5.85%, 3/15/2036	294,000	354,288
Series 09-C, 5.50%, 12/1/2039	1,000	1,187
Series 12-A, 4.20%, 3/15/2042	213,000	217,428
Series C, 4.00%, 11/15/2057	65,000	62,156
Series C, 4.30%, 12/1/2056	142,000	143,400
Series E, 4.65%, 12/1/2048	150,000	165,616
Consumers Energy Co.:
3.95%, 5/15/2043	51,000	52,587
3.95%, 7/15/2047	157,000	163,104
4.05%, 5/15/2048	150,000	158,929
Security Description	Principal Amount	Value
4.35%, 4/15/2049	$165,000	$183,059
Delmarva Power & Light Co. 4.15%, 5/15/2045	173,000	177,508
Dominion Energy, Inc.:
4.70%, 12/1/2044	90,000	95,223
7.00%, 6/15/2038	362,000	469,999
Series A, 4.60%, 3/15/2049	210,000	218,268
Series B, 5.95%, 6/15/2035	250,000	291,920
Series C, 4.05%, 9/15/2042	330,000	317,744
Series C, 4.90%, 8/1/2041	171,000	182,077
Series E, 6.30%, 3/15/2033	25,000	30,720
Series F, 5.25%, 8/1/2033	190,000	213,226
DTE Electric Co.:
3.70%, 3/15/2045	76,000	74,735
3.70%, 6/1/2046 (a)	107,000	105,278
3.95%, 3/1/2049	433,000	444,410
4.30%, 7/1/2044	159,000	170,359
Series A, 4.05%, 5/15/2048	200,000	207,534
DTE Energy Co. 6.38%, 4/15/2033	36,000	44,642
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	130,000	126,938
3.75%, 6/1/2045	143,000	140,716
3.88%, 3/15/2046	141,000	141,657
4.25%, 12/15/2041	100,000	106,110
6.00%, 1/15/2038	150,000	189,627
6.05%, 4/15/2038	149,000	190,139
6.10%, 6/1/2037	190,000	239,808
6.45%, 10/15/2032	201,000	259,039
Series A, 6.00%, 12/1/2028	86,000	104,022
Duke Energy Corp.:
3.75%, 9/1/2046	170,000	159,076
3.95%, 8/15/2047	147,000	141,417
4.80%, 12/15/2045	536,000	578,960
Duke Energy Florida LLC:
3.40%, 10/1/2046	243,000	225,161
5.65%, 4/1/2040	66,000	81,937
6.35%, 9/15/2037	86,000	113,077
6.40%, 6/15/2038	190,000	254,216
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	50,000	48,011
Duke Energy Indiana LLC:
3.75%, 5/15/2046	472,000	460,998
6.12%, 10/15/2035	217,000	271,875
6.35%, 8/15/2038	98,000	129,730
6.45%, 4/1/2039	154,000	202,633
Series WWW, 4.90%, 7/15/2043	286,000	325,236
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	13,571
Duke Energy Progress LLC:
3.60%, 9/15/2047	189,000	180,582
3.70%, 10/15/2046	604,000	589,740
4.10%, 5/15/2042	143,000	146,881
4.10%, 3/15/2043	75,000	77,405
4.15%, 12/1/2044	125,000	130,039

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 8/15/2045	$25,000	$26,141
4.38%, 3/30/2044	63,000	67,597
6.30%, 4/1/2038	115,000	148,349
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	38,671
6.00%, 5/15/2035	21,000	24,581
Emera US Finance L.P. 4.75%, 6/15/2046	304,000	315,281
Entergy Arkansas LLC 4.20%, 4/1/2049	300,000	310,740
Entergy Louisiana LLC:
4.00%, 3/15/2033	60,000	62,936
4.20%, 9/1/2048	50,000	51,985
4.20%, 4/1/2050	300,000	314,382
Entergy Texas, Inc. 4.50%, 3/30/2039	200,000	210,168
Eversource Energy Series O, 4.25%, 4/1/2029	115,000	122,291
Exelon Corp.:
4.45%, 4/15/2046	25,000	25,674
4.95%, 6/15/2035	190,000	202,570
5.10%, 6/15/2045	101,000	112,200
5.63%, 6/15/2035	216,000	246,663
Exelon Generation Co. LLC:
5.60%, 6/15/2042	527,000	557,192
5.75%, 10/1/2041	135,000	142,029
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	169,000	180,764
Series C, 7.38%, 11/15/2031	697,000	921,490
Florida Power & Light Co.:
3.70%, 12/1/2047	10,000	9,969
3.80%, 12/15/2042	190,000	191,906
3.95%, 3/1/2048	10,000	10,373
3.99%, 3/1/2049	350,000	366,828
4.05%, 6/1/2042	301,000	316,264
4.13%, 6/1/2048	433,000	462,176
4.95%, 6/1/2035	295,000	336,250
5.25%, 2/1/2041	351,000	424,587
5.63%, 4/1/2034	140,000	171,728
5.65%, 2/1/2037	200,000	246,250
5.69%, 3/1/2040	134,000	168,991
5.95%, 2/1/2038	85,000	109,437
Georgia Power Co.:
4.30%, 3/15/2042	205,000	203,592
Series 10-C, 4.75%, 9/1/2040	220,000	227,676
Iberdrola International B.V. 6.75%, 7/15/2036	211,000	263,839
Indiana Michigan Power Co.:
6.05%, 3/15/2037	67,000	82,994
Series K, 4.55%, 3/15/2046	312,000	333,466
Series L, 3.75%, 7/1/2047	297,000	282,604
Interstate Power & Light Co. 6.25%, 7/15/2039	150,000	187,972
ITC Holdings Corp. 5.30%, 7/1/2043	100,000	114,786
Security Description	Principal Amount	Value
Jersey Central Power & Light Co. 6.15%, 6/1/2037	$71,000	$83,742
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	129,262	143,026
Kansas City Power & Light Co.:
4.20%, 6/15/2047	114,000	118,699
5.30%, 10/1/2041	150,000	171,868
Series 2019, 4.13%, 4/1/2049	200,000	207,826
Series B, 6.05%, 11/15/2035	30,000	36,852
Kentucky Utilities Co.:
4.38%, 10/1/2045	80,000	85,446
5.13%, 11/1/2040	26,000	30,580
Louisville Gas & Electric Co. 4.25%, 4/1/2049 (e)	50,000	52,773
MidAmerican Energy Co.:
3.65%, 8/1/2048	171,000	165,723
3.95%, 8/1/2047	95,000	96,662
4.25%, 7/15/2049	50,000	53,183
4.40%, 10/15/2044	385,000	417,756
4.80%, 9/15/2043	41,000	46,580
6.75%, 12/30/2031	37,000	48,973
Series MTN, 5.75%, 11/1/2035	316,000	381,769
Series MTN, 5.80%, 10/15/2036	75,000	92,627
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	362,000	349,330
National Grid USA 5.80%, 4/1/2035	132,000	150,403
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	385,000	398,244
Series N, 6.65%, 4/1/2036	129,000	167,108
Series R, 6.75%, 7/1/2037	359,000	479,132
Northern States Power Co.:
4.00%, 8/15/2045	348,000	358,604
4.13%, 5/15/2044	180,000	188,536
5.35%, 11/1/2039	6,000	7,242
6.20%, 7/1/2037	234,000	304,104
6.25%, 6/1/2036	39,000	50,516
NorthWestern Corp. 4.18%, 11/15/2044	101,000	103,154
NSTAR Electric Co. 5.50%, 3/15/2040	122,000	145,769
Oglethorpe Power Corp.:
5.05%, 10/1/2048 (d)	110,000	120,629
5.38%, 11/1/2040	139,000	155,093
5.95%, 11/1/2039	225,000	262,438
Ohio Edison Co. 6.88%, 7/15/2036	15,000	19,512
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	232,000	234,410
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047	179,000	179,938
4.10%, 11/15/2048	50,000	52,824
4.55%, 12/1/2041	96,000	106,515
5.25%, 9/30/2040	59,000	70,625
5.30%, 6/1/2042	161,000	194,316

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 5/1/2032	$75,000	$100,734
7.25%, 1/15/2033	112,000	154,373
7.50%, 9/1/2038	232,000	336,736
PacifiCorp:
3.50%, 6/15/2029	335,000	342,430
4.13%, 1/15/2049	300,000	310,269
4.15%, 2/15/2050	600,000	623,868
5.25%, 6/15/2035	50,000	57,351
6.00%, 1/15/2039	50,000	63,312
6.10%, 8/1/2036	147,000	184,442
6.35%, 7/15/2038	145,000	187,995
PECO Energy Co.:
4.15%, 10/1/2044	276,000	286,532
5.95%, 10/1/2036	13,000	16,110
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	10,000	9,383
4.70%, 6/1/2043	208,000	215,503
5.00%, 3/15/2044	200,000	215,352
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	64,000	65,183
4.13%, 6/15/2044	110,000	114,321
4.15%, 10/1/2045	20,000	20,842
4.15%, 6/15/2048	110,000	115,555
4.75%, 7/15/2043	388,000	436,395
6.25%, 5/15/2039	50,000	64,880
Progress Energy, Inc.:
6.00%, 12/1/2039	125,000	153,765
7.00%, 10/30/2031	219,000	285,685
7.75%, 3/1/2031	63,000	85,556
Public Service Co. of Colorado:
3.80%, 6/15/2047	187,000	186,854
4.05%, 9/15/2049	100,000	104,636
4.10%, 6/15/2048	65,000	68,243
Series 17, 6.25%, 9/1/2037	51,000	66,562
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	105,000	102,159
Series MTN, 3.65%, 9/1/2042	165,000	162,551
Series MTN, 3.80%, 1/1/2043	66,000	66,337
Series MTN, 3.95%, 5/1/2042	117,000	119,988
Series MTN, 4.15%, 11/1/2045	156,000	158,699
Series MTN, 5.50%, 3/1/2040	240,000	292,517
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	251,000	265,967
4.30%, 5/20/2045	93,000	98,624
5.64%, 4/15/2041	42,000	51,336
5.76%, 10/1/2039	100,000	123,357
5.80%, 3/15/2040	34,000	42,220
6.27%, 3/15/2037	180,000	230,150
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	9,000	9,032
4.50%, 8/15/2040	228,000	236,365
6.00%, 6/1/2039	47,000	56,789
Series RRR, 3.75%, 6/1/2047	220,000	207,940
Sempra Energy:
3.80%, 2/1/2038	170,000	155,603
Security Description	Principal Amount	Value
4.00%, 2/1/2048	$188,000	$172,293
6.00%, 10/15/2039	35,000	41,081
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	849,000	898,683
4.60%, 6/15/2043	117,000	127,177
5.10%, 6/1/2065	96,000	110,523
5.45%, 2/1/2041	104,000	122,274
6.05%, 1/15/2038	190,000	234,836
6.63%, 2/1/2032	50,000	62,951
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	715	733
Southern California Edison Co.:
4.05%, 3/15/2042	190,000	178,568
4.50%, 9/1/2040	81,000	80,485
4.65%, 10/1/2043	500,000	509,175
5.50%, 3/15/2040	122,000	133,858
6.00%, 1/15/2034	101,000	114,465
6.05%, 3/15/2039	85,000	98,303
6.65%, 4/1/2029	284,000	312,880
Series 04-G, 5.75%, 4/1/2035	64,000	70,988
Series 05-B, 5.55%, 1/15/2036	55,000	58,455
Series 05-E, 5.35%, 7/15/2035	250,000	266,802
Series 06-E, 5.55%, 1/15/2037	67,000	73,305
Series 08-A, 5.95%, 2/1/2038	219,000	249,099
Series 13-A, 3.90%, 3/15/2043	210,000	193,939
Series B, 4.88%, 3/1/2049	100,000	106,268
Series C, 3.60%, 2/1/2045	172,000	150,505
Southern Co. 4.40%, 7/1/2046	215,000	216,185
Southern Power Co.:
5.15%, 9/15/2041	15,000	15,569
5.25%, 7/15/2043	300,000	314,826
Series F, 4.95%, 12/15/2046	368,000	371,592
Southwestern Electric Power Co.:
6.20%, 3/15/2040	115,000	140,820
Series J, 3.90%, 4/1/2045	247,000	233,000
Series L, 3.85%, 2/1/2048	250,000	234,455
Southwestern Public Service Co.:
3.70%, 8/15/2047	362,000	348,030
4.50%, 8/15/2041	31,000	33,097
Series 6, 4.40%, 11/15/2048	100,000	107,326
Tampa Electric Co.:
4.30%, 6/15/2048	100,000	100,932
4.35%, 5/15/2044	200,000	203,042
Toledo Edison Co. 6.15%, 5/15/2037	17,000	20,977
Tucson Electric Power Co. 4.85%, 12/1/2048	175,000	193,305
Union Electric Co.:
3.65%, 4/15/2045	72,000	70,123
3.90%, 9/15/2042	165,000	167,076
5.30%, 8/1/2037	145,000	169,499
8.45%, 3/15/2039	54,000	83,094
Virginia Electric & Power Co.:
4.00%, 1/15/2043	140,000	139,243

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 2/15/2044	$86,000	$91,383
8.88%, 11/15/2038	124,000	196,112
Series A, 6.00%, 5/15/2037	167,000	206,068
Series B, 4.20%, 5/15/2045	250,000	255,567
Series B, 6.00%, 1/15/2036	112,000	136,905
Series C, 4.00%, 11/15/2046	129,000	129,417
Series D, 4.65%, 8/15/2043	50,000	54,480
Westar Energy, Inc.:
4.10%, 4/1/2043	117,000	118,632
4.13%, 3/1/2042	155,000	159,284
4.25%, 12/1/2045	60,000	62,683
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	270,000	289,070
5.70%, 12/1/2036	94,000	114,913
Wisconsin Power & Light Co. 6.38%, 8/15/2037	137,000	177,962
Wisconsin Public Service Corp. 4.75%, 11/1/2044	127,000	143,391
Xcel Energy, Inc. 6.50%, 7/1/2036	250,000	317,142
		53,505,311
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co.:
5.25%, 11/15/2039	34,000	40,256
6.13%, 4/15/2039	62,000	79,063
		119,319
ELECTRONICS — 0.3%
Amphenol Corp. 4.35%, 6/1/2029	125,000	131,591
Corning, Inc.:
4.38%, 11/15/2057	291,000	269,670
4.70%, 3/15/2037	90,000	93,058
4.75%, 3/15/2042	80,000	82,899
5.75%, 8/15/2040	244,000	278,885
5.85%, 11/15/2068	100,000	108,774
Fortive Corp. 4.30%, 6/15/2046	107,000	104,875
Honeywell International, Inc.:
3.81%, 11/21/2047	138,000	140,269
5.70%, 3/15/2037	111,000	139,162
Series 30, 5.38%, 3/1/2041	145,000	178,962
Tyco Electronics Group SA 7.13%, 10/1/2037	131,000	173,952
		1,702,097
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.70%, 5/15/2041	160,000	194,211
6.20%, 3/1/2040	100,000	127,164
Waste Management, Inc.:
3.90%, 3/1/2035	128,000	129,048
4.10%, 3/1/2045	299,000	308,529
Security Description	Principal Amount	Value
6.13%, 11/30/2039	$30,000	$37,617
		796,569
FOOD — 1.6%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	77,309
Campbell Soup Co. 4.80%, 3/15/2048	242,000	225,033
Conagra Brands, Inc.:
5.40%, 11/1/2048	395,000	396,596
7.00%, 10/1/2028	174,000	203,865
8.25%, 9/15/2030	68,000	86,589
General Mills, Inc.:
4.15%, 2/15/2043	130,000	119,539
4.55%, 4/17/2038	75,000	74,274
4.70%, 4/17/2048	255,000	254,544
5.40%, 6/15/2040	196,000	213,303
Hershey Co. 3.38%, 8/15/2046	183,000	171,985
JM Smucker Co. 4.38%, 3/15/2045 (a)	229,000	215,042
Kellogg Co.:
4.50%, 4/1/2046	171,000	161,727
Series B, 7.45%, 4/1/2031	19,000	24,288
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	97,000	107,353
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	835,000	722,484
5.00%, 7/15/2035	182,000	179,132
5.00%, 6/4/2042	611,000	578,648
5.20%, 7/15/2045	624,000	601,249
6.50%, 2/9/2040	323,000	349,761
6.75%, 3/15/2032	50,000	57,366
6.88%, 1/26/2039	117,000	132,198
Kroger Co.:
3.88%, 10/15/2046	283,000	235,170
4.45%, 2/1/2047 (a)	227,000	205,962
4.65%, 1/15/2048	250,000	232,712
5.00%, 4/15/2042	160,000	154,904
5.15%, 8/1/2043	200,000	198,068
5.40%, 1/15/2049	100,000	103,570
6.90%, 4/15/2038	108,000	128,892
Mondelez International, Inc. 4.63%, 5/7/2048	140,000	141,060
Sysco Corp.:
4.45%, 3/15/2048	200,000	202,960
4.85%, 10/1/2045	150,000	160,381
5.38%, 9/21/2035	150,000	168,616
Tyson Foods, Inc.:
4.55%, 6/2/2047	250,000	236,162
5.10%, 9/28/2048	675,000	687,055
5.15%, 8/15/2044	284,000	289,882
		8,097,679

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.5%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	$115,000	$115,599
Georgia-Pacific LLC:
7.75%, 11/15/2029	138,000	187,226
8.88%, 5/15/2031	73,000	108,866
International Paper Co.:
4.35%, 8/15/2048	113,000	105,644
4.40%, 8/15/2047	610,000	570,570
4.80%, 6/15/2044	109,000	108,284
5.00%, 9/15/2035	270,000	279,180
5.15%, 5/15/2046	125,000	128,160
6.00%, 11/15/2041	200,000	223,890
7.30%, 11/15/2039	293,000	369,209
Suzano Austria GmbH 6.00%, 1/15/2029 (d)	200,000	212,772
		2,409,400
GAS — 1.0%
Atmos Energy Corp.:
4.13%, 3/15/2049	535,000	554,212
4.15%, 1/15/2043	116,000	119,805
5.50%, 6/15/2041	126,000	151,914
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	121,000	118,222
5.85%, 1/15/2041	73,000	87,055
6.63%, 11/1/2037	51,000	63,344
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	100,000	104,063
4.80%, 11/1/2043	153,000	163,880
NiSource, Inc.:
3.95%, 3/30/2048	30,000	28,573
4.38%, 5/15/2047	86,000	86,921
4.80%, 2/15/2044	935,000	982,292
5.25%, 2/15/2043	150,000	165,009
5.65%, 2/1/2045	102,000	118,222
5.95%, 6/15/2041	111,000	130,281
ONE Gas, Inc.:
4.50%, 11/1/2048	244,000	268,546
4.66%, 2/1/2044	109,000	121,359
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	350,000	320,106
Southern California Gas Co.:
3.75%, 9/15/2042	455,000	440,490
5.13%, 11/15/2040	100,000	114,238
Series VV, 4.30%, 1/15/2049	71,000	75,533
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	43,000	42,787
4.40%, 5/30/2047	331,000	331,871
5.88%, 3/15/2041	15,000	17,790
Southwest Gas Corp. 3.80%, 9/29/2046	137,000	128,388
Security Description	Principal Amount	Value
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	$102,000	$97,295
		4,832,196
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc. 4.10%, 3/1/2048	131,000	136,599
Stanley Black & Decker, Inc.:
4.85%, 11/15/2048	100,000	111,613
5.20%, 9/1/2040	181,000	206,331
		454,543
HEALTH CARE PRODUCTS — 1.5%
Abbott Laboratories:
4.75%, 11/30/2036	150,000	168,468
4.75%, 4/15/2043	549,000	606,167
4.90%, 11/30/2046	780,000	902,172
5.30%, 5/27/2040	281,000	326,356
6.00%, 4/1/2039	187,000	233,541
6.15%, 11/30/2037	157,000	196,399
Baxter International, Inc. 3.50%, 8/15/2046	159,000	136,939
Becton Dickinson and Co.:
4.67%, 6/6/2047	202,000	211,229
4.69%, 12/15/2044	316,000	325,369
5.00%, 11/12/2040	158,000	159,566
Boston Scientific Corp.:
4.55%, 3/1/2039	210,000	219,406
4.70%, 3/1/2049	225,000	238,804
7.00%, 11/15/2035	235,000	303,152
7.38%, 1/15/2040	130,000	177,169
Danaher Corp. 4.38%, 9/15/2045	127,000	131,131
Koninklijke Philips NV:
5.00%, 3/15/2042	70,000	78,121
6.88%, 3/11/2038	213,000	283,309
Medtronic, Inc.:
4.00%, 4/1/2043	87,000	88,898
4.38%, 3/15/2035	213,000	232,434
4.63%, 3/15/2045	894,000	1,020,760
Stryker Corp.:
4.10%, 4/1/2043	40,000	39,061
4.38%, 5/15/2044	90,000	92,651
4.63%, 3/15/2046	256,000	274,703
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	126,000	124,827
5.30%, 2/1/2044	130,000	149,716
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	529,000	497,382
		7,217,730
HEALTH CARE SERVICES — 3.5%
Advocate Health & Hospitals Corp. 4.27%, 8/15/2048	30,000	31,959

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Aetna, Inc.:
3.88%, 8/15/2047	$30,000	$25,962
4.13%, 11/15/2042	263,000	235,440
4.50%, 5/15/2042	93,000	87,867
4.75%, 3/15/2044	400,000	391,264
6.63%, 6/15/2036	153,000	182,593
6.75%, 12/15/2037	168,000	202,500
AHS Hospital Corp. 5.02%, 7/1/2045	132,000	154,638
Anthem, Inc.:
4.38%, 12/1/2047	156,000	155,599
4.63%, 5/15/2042	646,000	666,569
4.65%, 1/15/2043	340,000	351,094
4.65%, 8/15/2044	233,000	241,507
5.10%, 1/15/2044	132,000	143,850
5.85%, 1/15/2036	2,000	2,331
5.95%, 12/15/2034	154,000	184,042
6.38%, 6/15/2037	200,000	241,862
Ascension Health:
3.95%, 11/15/2046	115,000	117,339
4.85%, 11/15/2053	101,000	117,625
Baylor Scott & White Holdings:
3.97%, 11/15/2046	87,000	86,683
4.19%, 11/15/2045	306,000	318,160
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	77,000	80,423
Children's Hospital Medical Center 4.27%, 5/15/2044	170,000	177,473
Cigna Corp.:
4.80%, 8/15/2038 (d)	210,000	216,035
4.90%, 12/15/2048 (d)	1,535,000	1,584,749
Cigna Holding Co. 3.88%, 10/15/2047	285,000	253,302
City of Hope Series 2018, 4.38%, 8/15/2048	150,000	157,403
CommonSpirit Health 4.35%, 11/1/2042	166,000	157,534
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	101,428
Dignity Health 5.27%, 11/1/2064	146,000	154,250
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	62,000	63,339
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	95,000	100,846
4.50%, 7/1/2057	137,000	147,939
HCA, Inc. 5.50%, 6/15/2047	475,000	504,987
Humana, Inc.:
4.63%, 12/1/2042	304,000	311,725
4.80%, 3/15/2047	315,000	332,256
Indiana University Health, Inc. 3.97%, 11/1/2048	55,000	56,753
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	91,000	92,268
Kaiser Foundation Hospitals:
Security Description	Principal Amount	Value
4.15%, 5/1/2047	$359,000	$380,558
4.88%, 4/1/2042	274,000	317,226
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	369,000	360,336
Mayo Clinic:
3.77%, 11/15/2043	190,000	188,138
Series 2013, 4.00%, 11/15/2047	51,000	51,330
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	65,000	69,148
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	12,000	12,426
Series 2015, 4.20%, 7/1/2055	222,000	231,566
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	70,000	73,126
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	47,570
New York and Presbyterian Hospital:
4.02%, 8/1/2045	21,000	21,724
4.06%, 8/1/2056	254,000	254,020
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	195,000	186,137
4.26%, 11/1/2047	137,000	138,056
NYU Langone Hospitals:
4.37%, 7/1/2047	37,000	38,377
4.78%, 7/1/2044	151,000	166,760
Orlando Health Obligated Group 4.09%, 10/1/2048	65,000	64,476
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	113,000	113,589
Series 2017, 3.77%, 7/1/2048	40,000	38,586
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	113,876
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	150,000	149,846
Series I, 3.74%, 10/1/2047	195,000	185,324
Quest Diagnostics, Inc.:
4.20%, 6/30/2029	250,000	257,478
4.70%, 3/30/2045	81,000	80,644
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	262,000	257,858
Stanford Health Care Series 2018, 3.80%, 11/15/2048	145,000	145,429
Sutter Health Series 2018, 4.09%, 8/15/2048	50,000	51,384
Texas Health Resources 4.33%, 11/15/2055	43,000	45,901
Toledo Hospital:
5.75%, 11/15/2038	100,000	109,851
6.02%, 11/15/2048	100,000	111,434
Trinity Health Corp. 4.13%, 12/1/2045	165,000	165,939
UnitedHealth Group, Inc.:
3.75%, 10/15/2047	318,000	309,156

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 10/15/2042	$221,000	$221,771
4.20%, 1/15/2047	482,000	499,776
4.25%, 3/15/2043	111,000	116,224
4.25%, 4/15/2047	990,000	1,036,154
4.25%, 6/15/2048	400,000	420,468
4.45%, 12/15/2048	122,000	132,280
4.63%, 11/15/2041	50,000	54,700
4.75%, 7/15/2045	439,000	494,424
5.70%, 10/15/2040	171,000	210,834
5.80%, 3/15/2036	242,000	300,649
5.95%, 2/15/2041	114,000	144,119
6.50%, 6/15/2037	142,000	188,025
6.63%, 11/15/2037	201,000	270,930
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	200,000	216,132
		17,475,349
HOME FURNISHINGS — 0.0% (f)
Whirlpool Corp. 4.50%, 6/1/2046	201,000	178,709
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	102,000	98,129
Kimberly-Clark Corp.:
3.20%, 7/30/2046	105,000	95,547
3.90%, 5/4/2047	124,000	126,713
5.30%, 3/1/2041	244,000	295,879
6.63%, 8/1/2037	1,000	1,357
		617,625
HOUSEWARES — 0.1%
Newell Brands, Inc.:
5.38%, 4/1/2036	119,000	108,427
5.50%, 4/1/2046	450,000	406,066
		514,493
INSURANCE — 4.3%
ACE Capital Trust II 9.70%, 4/1/2030	240,000	330,535
Aflac, Inc. 4.75%, 1/15/2049	180,000	198,515
Alleghany Corp. 4.90%, 9/15/2044	173,000	176,704
Allstate Corp.:
4.20%, 12/15/2046	402,000	415,129
4.50%, 6/15/2043	246,000	264,684
5.55%, 5/9/2035	124,000	147,291
5.95%, 4/1/2036	23,000	28,400
3 month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (b)	93,000	100,043
American Financial Group, Inc. 4.50%, 6/15/2047	172,000	161,345
American International Group, Inc.:
3.88%, 1/15/2035	247,000	226,126
4.38%, 1/15/2055	434,000	387,948
Security Description	Principal Amount	Value
4.50%, 7/16/2044	$15,000	$14,360
4.70%, 7/10/2035	264,000	265,022
4.75%, 4/1/2048	443,000	442,079
4.80%, 7/10/2045	268,000	268,271
6.25%, 5/1/2036	309,000	354,420
3 month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (b)	151,000	179,447
Aon Corp. 6.25%, 9/30/2040	12,000	14,545
Aon PLC:
4.45%, 5/24/2043	51,000	49,925
4.60%, 6/14/2044	170,000	172,807
4.75%, 5/15/2045	250,000	259,335
Arch Capital Group US, Inc. 5.14%, 11/1/2043	172,000	190,915
Arch Capital Group, Ltd. 7.35%, 5/1/2034	200,000	268,638
Assurant, Inc. 6.75%, 2/15/2034	196,000	225,386
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048	205,000	200,437
AXA SA 8.60%, 12/15/2030	123,000	163,605
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	1,126,000	1,172,155
4.25%, 1/15/2049	450,000	471,550
4.40%, 5/15/2042	259,000	276,928
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	109,000	118,589
Brighthouse Financial, Inc. 4.70%, 6/22/2047	418,000	334,300
Chubb Corp.:
6.00%, 5/11/2037	149,000	191,706
Series 1, 6.50%, 5/15/2038	261,000	351,953
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	165,000	173,778
4.35%, 11/3/2045	169,000	183,742
6.70%, 5/15/2036	60,000	80,622
Cincinnati Financial Corp. 6.13%, 11/1/2034	151,000	184,499
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	70,000	85,946
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	51,000	52,545
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	99,000	98,819
4.40%, 3/15/2048	110,000	110,955
5.95%, 10/15/2036	125,000	148,099
6.10%, 10/1/2041	119,000	144,622
Lincoln National Corp.:
4.35%, 3/1/2048	90,000	89,162
6.15%, 4/7/2036	59,000	70,446
6.30%, 10/9/2037	284,000	346,156
7.00%, 6/15/2040	151,000	199,605
Loews Corp.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/15/2043	$146,000	$143,481
6.00%, 2/1/2035	23,000	27,246
Manulife Financial Corp. 5.38%, 3/4/2046	335,000	395,578
Markel Corp.:
4.30%, 11/1/2047	100,000	89,905
5.00%, 4/5/2046	197,000	195,739
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	76,000	75,359
4.35%, 1/30/2047	32,000	32,460
4.38%, 3/15/2029	150,000	158,791
4.75%, 3/15/2039	85,000	91,925
4.90%, 3/15/2049	205,000	224,473
5.88%, 8/1/2033	294,000	350,924
MetLife, Inc.:
4.05%, 3/1/2045	15,000	14,949
4.13%, 8/13/2042	400,000	403,184
4.60%, 5/13/2046	146,000	158,233
4.88%, 11/13/2043	312,000	347,849
5.70%, 6/15/2035	361,000	432,406
5.88%, 2/6/2041	131,000	162,761
6.38%, 6/15/2034	133,000	171,587
6.40%, 12/15/2066	379,000	406,622
6.50%, 12/15/2032	303,000	392,133
10.75%, 8/1/2069	151,000	227,128
4.72%, 12/15/2044	194,000	212,319
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	116,000	121,133
Principal Financial Group, Inc.:
4.30%, 11/15/2046	37,000	36,490
4.35%, 5/15/2043	120,000	118,921
4.63%, 9/15/2042	50,000	51,555
6.05%, 10/15/2036	216,000	260,656
Progressive Corp 3.70%, 1/26/2045	10,000	9,680
Progressive Corp.:
4.13%, 4/15/2047	184,000	191,237
4.20%, 3/15/2048	145,000	151,632
4.35%, 4/25/2044	230,000	245,465
6.25%, 12/1/2032	99,000	125,909
6.63%, 3/1/2029	15,000	18,802
Prudential Financial, Inc.:
3.91%, 12/7/2047	345,000	332,811
3.94%, 12/7/2049	381,000	368,934
Series B, 5.75%, 7/15/2033	100,000	118,102
Series MTN, 4.35%, 2/25/2050	250,000	258,787
Series MTN, 4.42%, 3/27/2048	100,000	104,147
Series MTN, 4.60%, 5/15/2044	363,000	387,430
Series MTN, 6.63%, 12/1/2037	57,000	73,899
Series MTN, 6.63%, 6/21/2040	251,000	325,542
Selective Insurance Group, Inc. 5.38%, 3/1/2049	350,000	358,953
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	23,000	31,616
Travelers Cos., Inc.:
3.75%, 5/15/2046	243,000	237,049
Security Description	Principal Amount	Value
4.00%, 5/30/2047	$549,000	$559,502
4.10%, 3/4/2049	200,000	207,232
4.30%, 8/25/2045	20,000	21,243
4.60%, 8/1/2043	110,000	121,662
5.35%, 11/1/2040	80,000	97,493
6.75%, 6/20/2036	214,000	288,224
Series MTN, 6.25%, 6/15/2037	187,000	245,737
Travelers Property Casualty Corp. 6.38%, 3/15/2033	34,000	44,283
Unum Group 5.75%, 8/15/2042	195,000	209,196
Voya Financial, Inc. 5.70%, 7/15/2043	202,000	234,255
Willis North America, Inc. 5.05%, 9/15/2048	200,000	207,904
WR Berkley Corp. 4.75%, 8/1/2044	42,000	43,126
XLIT, Ltd.:
5.25%, 12/15/2043	10,000	11,374
5.50%, 3/31/2045	210,000	231,561
		21,558,683
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	250,000	243,693
4.20%, 12/6/2047 (a)	432,000	424,526
4.40%, 12/6/2057	330,000	328,885
4.50%, 11/28/2034	129,000	135,078
Amazon.com, Inc.:
3.88%, 8/22/2037	421,000	438,063
4.05%, 8/22/2047	703,000	743,296
4.25%, 8/22/2057	611,000	655,725
4.80%, 12/5/2034	671,000	778,192
4.95%, 12/5/2044	713,000	850,702
eBay, Inc. 4.00%, 7/15/2042	143,000	121,427
		4,719,587
IRON/STEEL — 0.5%
ArcelorMittal:
6.75%, 3/1/2041	194,000	216,962
7.00%, 10/15/2039	89,000	101,348
Nucor Corp.:
4.40%, 5/1/2048	315,000	323,196
5.20%, 8/1/2043	274,000	310,798
6.40%, 12/1/2037	31,000	38,951
Vale Overseas, Ltd.:
6.88%, 11/21/2036	468,000	535,327
6.88%, 11/10/2039 (a)	328,000	375,845
8.25%, 1/17/2034	224,000	283,040
Vale SA 5.63%, 9/11/2042	123,000	122,900
		2,308,367
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 4.63%, 7/28/2045	148,000	137,060

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	$152,000	$164,578
Caterpillar, Inc.:
3.80%, 8/15/2042	134,000	136,085
4.30%, 5/15/2044 (a)	191,000	206,912
4.75%, 5/15/2064	179,000	200,919
5.20%, 5/27/2041	172,000	204,892
5.30%, 9/15/2035	150,000	178,113
6.05%, 8/15/2036	137,000	173,898
		1,265,397
MACHINERY-DIVERSIFIED — 0.3%
Cummins, Inc. 4.88%, 10/1/2043	46,000	52,526
Deere & Co.:
3.90%, 6/9/2042	236,000	247,637
5.38%, 10/16/2029	140,000	166,690
7.13%, 3/3/2031	146,000	197,664
Dover Corp.:
5.38%, 10/15/2035	57,000	64,177
5.38%, 3/1/2041	261,000	296,736
Rockwell Automation, Inc. 4.20%, 3/1/2049	145,000	153,029
Xylem, Inc. 4.38%, 11/1/2046	157,000	159,802
		1,338,261
MEDIA — 6.3%
21st Century Fox America, Inc.:
6.15%, 3/1/2037	100,000	127,796
6.15%, 2/15/2041	250,000	326,610
6.40%, 12/15/2035	122,000	155,596
6.90%, 8/15/2039	8,000	11,079
CBS Corp.:
4.20%, 6/1/2029 (a)	150,000	151,310
4.60%, 1/15/2045	9,000	8,615
4.85%, 7/1/2042	329,000	324,256
4.90%, 8/15/2044	4,000	3,945
5.50%, 5/15/2033	109,000	119,375
5.90%, 10/15/2040 (a)	165,000	183,072
7.88%, 7/30/2030	162,000	213,254
Charter Communications Operating LLC/Charter Communications Operating Capital:
5.05%, 3/30/2029	500,000	526,920
5.38%, 4/1/2038	250,000	251,515
5.38%, 5/1/2047	1,102,000	1,097,989
5.75%, 4/1/2048	310,000	323,950
6.38%, 10/23/2035	409,000	455,426
6.48%, 10/23/2045	524,000	587,807
6.83%, 10/23/2055	416,000	468,861
Comcast Corp.:
3.40%, 7/15/2046	67,000	59,307
Security Description	Principal Amount	Value
3.90%, 3/1/2038	$350,000	$344,001
3.97%, 11/1/2047	544,000	526,059
4.00%, 8/15/2047	552,000	538,493
4.00%, 3/1/2048	979,000	953,076
4.00%, 11/1/2049	607,000	590,793
4.05%, 11/1/2052	505,000	488,896
4.20%, 8/15/2034	150,000	155,735
4.25%, 10/15/2030	455,000	483,096
4.40%, 8/15/2035	166,000	172,680
4.50%, 1/15/2043	344,000	359,611
4.60%, 10/15/2038	460,000	493,207
4.60%, 8/15/2045	412,000	437,746
4.65%, 7/15/2042	124,000	132,598
4.70%, 10/15/2048	610,000	662,210
4.75%, 3/1/2044	158,000	171,191
4.95%, 10/15/2058	587,000	647,596
5.65%, 6/15/2035	350,000	411,327
6.40%, 5/15/2038	538,000	687,462
6.45%, 3/15/2037	439,000	556,639
6.50%, 11/15/2035	683,000	863,373
6.55%, 7/1/2039	435,000	563,368
6.95%, 8/15/2037	125,000	166,692
7.05%, 3/15/2033	237,000	313,741
Discovery Communications LLC:
4.88%, 4/1/2043	386,000	358,497
4.95%, 5/15/2042	220,000	206,461
5.00%, 9/20/2037	2,000	1,942
5.20%, 9/20/2047	547,000	531,870
6.35%, 6/1/2040	277,000	305,368
Fox Corp.:
5.48%, 1/25/2039 (d)	735,000	812,881
5.58%, 1/25/2049 (d)	160,000	180,592
Grupo Televisa SAB:
5.00%, 5/13/2045	157,000	153,530
6.13%, 1/31/2046	308,000	350,618
8.50%, 3/11/2032	2,000	2,616
Historic TW, Inc. 6.63%, 5/15/2029	202,000	246,082
NBCUniversal Media LLC:
4.45%, 1/15/2043	222,000	230,074
5.95%, 4/1/2041	129,000	158,627
6.40%, 4/30/2040	650,000	834,574
Thomson Reuters Corp.:
5.50%, 8/15/2035	265,000	282,506
5.65%, 11/23/2043	100,000	110,587
5.85%, 4/15/2040	165,000	184,021
Time Warner Cable LLC:
4.50%, 9/15/2042	501,000	439,347
5.50%, 9/1/2041	307,000	301,726
5.88%, 11/15/2040	325,000	336,830
6.55%, 5/1/2037	228,000	251,619
6.75%, 6/15/2039	472,000	523,429
7.30%, 7/1/2038	426,000	497,436
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	288,000	373,438

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	$375,000	$407,756
Series B, 7.00%, 3/1/2032	123,000	169,815
Series MTN, 3.00%, 7/30/2046	136,000	119,908
Series MTN, 3.70%, 12/1/2042	107,000	106,384
Viacom, Inc.:
4.38%, 3/15/2043	380,000	341,745
5.25%, 4/1/2044	141,000	141,223
5.85%, 9/1/2043	155,000	168,666
6.88%, 4/30/2036	592,000	695,399
Walt Disney Co.:
4.75%, 9/15/2044 (d)	245,000	281,640
4.75%, 11/15/2046 (d)	39,000	45,153
4.95%, 10/15/2045 (d)	72,000	85,663
5.40%, 10/1/2043 (d)	256,000	318,694
6.15%, 3/1/2037 (d)	200,000	261,068
6.15%, 2/15/2041 (d)	212,000	283,096
6.20%, 12/15/2034 (d)	276,000	361,019
6.40%, 12/15/2035 (d)	100,000	132,233
6.55%, 3/15/2033 (d)	94,000	124,860
6.65%, 11/15/2037 (d)	367,000	505,792
6.90%, 8/15/2039 (d)	134,000	189,090
7.75%, 12/1/2045 (d)	300,000	479,460
7.85%, 3/1/2039 (d)	132,000	200,457
8.15%, 10/17/2036 (d)	87,000	134,111
Series E, 4.13%, 12/1/2041	117,000	123,581
Series GMTN, 4.13%, 6/1/2044 (a)	4,000	4,257
Warner Media LLC:
4.65%, 6/1/2044	325,000	314,317
4.90%, 6/15/2042	273,000	273,366
5.38%, 10/15/2041	101,000	107,225
6.10%, 7/15/2040	173,000	196,627
6.20%, 3/15/2040	100,000	115,214
6.25%, 3/29/2041	120,000	139,693
6.50%, 11/15/2036	110,000	129,107
7.63%, 4/15/2031	278,000	364,255
		31,111,818
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	35,344
4.38%, 6/15/2045	184,000	199,156
Valmont Industries, Inc. 5.25%, 10/1/2054	150,000	140,440
		374,940
MINING — 1.4%
Barrick Gold Corp. 6.45%, 10/15/2035	280,000	331,778
Barrick North America Finance LLC 5.75%, 5/1/2043	544,000	630,121
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	286,000	334,068
Security Description	Principal Amount	Value
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (a)	$503,000	$526,742
5.00%, 9/30/2043	471,000	553,514
Goldcorp, Inc. 5.45%, 6/9/2044	206,000	226,276
Newmont Mining Corp.:
4.88%, 3/15/2042	10,000	10,474
5.88%, 4/1/2035	598,000	686,313
6.25%, 10/1/2039	156,000	188,821
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	218,000	261,859
6.13%, 12/15/2033	66,000	83,729
7.25%, 3/15/2031	51,000	67,883
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	268,000	280,778
4.75%, 3/22/2042	400,000	451,832
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	52,000	61,997
Southern Copper Corp.:
5.25%, 11/8/2042	343,000	356,789
5.88%, 4/23/2045	408,000	458,368
6.75%, 4/16/2040	136,000	163,759
7.50%, 7/27/2035	330,000	415,737
Teck Resources, Ltd.:
6.00%, 8/15/2040	20,000	20,688
6.13%, 10/1/2035	525,000	557,902
6.25%, 7/15/2041	370,000	395,256
		7,064,684
MISCELLANEOUS MANUFACTURER — 1.7%
3M Co.:
Series MTN, 3.38%, 3/1/2029	200,000	205,864
Series MTN, 3.88%, 6/15/2044	148,000	152,403
Series MTN, 4.00%, 9/14/2048	450,000	470,538
Series MTN, 5.70%, 3/15/2037	183,000	230,714
Crane Co. 4.20%, 3/15/2048	293,000	276,785
Eaton Corp.:
3.92%, 9/15/2047	307,000	294,573
4.00%, 11/2/2032	81,000	83,786
4.15%, 11/2/2042	189,000	189,803
General Electric Co.:
4.13%, 10/9/2042	1,563,000	1,359,935
4.50%, 3/11/2044	473,000	433,159
Series GMTN, 6.15%, 8/7/2037	848,000	929,340
Series MTN, 5.88%, 1/14/2038	833,000	893,842
Series MTNA, 6.75%, 3/15/2032	1,576,000	1,821,777
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	167,000	174,395
4.88%, 9/15/2041	130,000	151,460
Ingersoll-Rand Global Holding Co., Ltd.:
4.30%, 2/21/2048	50,000	49,737
5.75%, 6/15/2043	81,000	96,405

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	$250,000	$257,362
Parker-Hannifin Corp.:
4.10%, 3/1/2047	40,000	40,925
Series MTN, 4.45%, 11/21/2044	137,000	146,215
Series MTN, 6.25%, 5/15/2038	167,000	213,954
		8,472,972
OIL & GAS — 5.3%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	117,000	145,440
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	321,000	302,462
6.20%, 3/15/2040	458,000	515,983
6.45%, 9/15/2036	102,000	117,319
6.60%, 3/15/2046	152,000	184,400
Apache Corp.:
4.25%, 1/15/2044	308,000	272,897
4.75%, 4/15/2043	379,000	356,415
5.10%, 9/1/2040	395,000	390,023
6.00%, 1/15/2037	310,000	338,362
7.75%, 12/15/2029	50,000	63,302
Burlington Resources LLC:
5.95%, 10/15/2036	330,000	413,942
7.20%, 8/15/2031	68,000	91,138
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	179,000	214,696
6.50%, 2/15/2037	278,000	337,906
6.75%, 2/1/2039	277,000	344,945
7.20%, 1/15/2032	138,000	172,937
Series GMTN, 4.95%, 6/1/2047	125,000	135,709
Cenovus Energy, Inc.:
4.45%, 9/15/2042	160,000	141,410
5.20%, 9/15/2043	49,000	46,120
5.25%, 6/15/2037	228,000	225,911
5.40%, 6/15/2047	333,000	331,668
6.75%, 11/15/2039	374,500	416,796
Concho Resources, Inc.:
4.85%, 8/15/2048	155,000	162,919
4.88%, 10/1/2047	249,000	262,369
Conoco Funding Co. 7.25%, 10/15/2031	402,000	542,210
ConocoPhillips 5.90%, 5/15/2038	135,000	169,587
ConocoPhillips Co.:
4.30%, 11/15/2044	399,000	425,270
5.90%, 10/15/2032	155,000	191,936
6.50%, 2/1/2039	438,000	589,767
ConocoPhillips Holding Co. 6.95%, 4/15/2029	500,000	646,985
Continental Resources, Inc. 4.90%, 6/1/2044	195,000	198,565
Devon Energy Corp.:
4.75%, 5/15/2042	147,000	148,060
5.00%, 6/15/2045	303,000	316,662
Security Description	Principal Amount	Value
5.60%, 7/15/2041	$315,000	$347,694
7.95%, 4/15/2032	215,000	283,916
Encana Corp.:
6.50%, 8/15/2034	204,000	243,813
6.50%, 2/1/2038	227,000	268,995
6.63%, 8/15/2037	283,000	334,696
7.20%, 11/1/2031	76,000	93,684
EOG Resources, Inc. 3.90%, 4/1/2035	155,000	157,776
Exxon Mobil Corp.:
3.57%, 3/6/2045	229,000	228,627
4.11%, 3/1/2046	308,000	333,050
Hess Corp.:
5.60%, 2/15/2041	415,000	420,200
5.80%, 4/1/2047	262,000	272,624
6.00%, 1/15/2040	291,000	300,650
7.13%, 3/15/2033	37,000	43,074
7.30%, 8/15/2031	60,000	69,857
7.88%, 10/1/2029	125,000	150,465
Husky Energy, Inc.:
4.40%, 4/15/2029	350,000	355,054
6.80%, 9/15/2037	80,000	98,351
Kerr-McGee Corp. 7.88%, 9/15/2031	655,000	826,020
Marathon Oil Corp.:
5.20%, 6/1/2045	51,000	54,868
6.60%, 10/1/2037	244,000	288,201
6.80%, 3/15/2032	177,000	210,903
Marathon Petroleum Corp.:
4.50%, 4/1/2048 (d)	158,000	150,757
4.75%, 9/15/2044	205,000	204,159
6.50%, 3/1/2041	521,000	634,338
Noble Energy, Inc.:
4.95%, 8/15/2047	137,000	136,055
5.05%, 11/15/2044	467,000	463,796
5.25%, 11/15/2043	200,000	203,880
6.00%, 3/1/2041	202,000	223,250
Occidental Petroleum Corp.:
4.10%, 2/15/2047	148,000	151,364
4.20%, 3/15/2048	260,000	272,407
4.40%, 4/15/2046	364,000	385,065
4.63%, 6/15/2045	160,000	174,765
Petro-Canada:
5.35%, 7/15/2033	51,000	57,411
5.95%, 5/15/2035	374,000	438,837
6.80%, 5/15/2038	120,000	155,094
Phillips 66:
4.65%, 11/15/2034	199,000	213,911
4.88%, 11/15/2044	437,000	478,611
5.88%, 5/1/2042	476,000	579,097
Shell International Finance B.V.:
3.63%, 8/21/2042	629,000	612,231
3.75%, 9/12/2046	175,000	174,790
4.00%, 5/10/2046	860,000	894,443
4.13%, 5/11/2035	432,000	459,562

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 5/11/2045	$586,000	$639,912
4.55%, 8/12/2043	433,000	480,855
5.50%, 3/25/2040	243,000	300,030
6.38%, 12/15/2038	588,000	795,593
Suncor Energy, Inc.:
4.00%, 11/15/2047	92,000	90,556
5.95%, 12/1/2034	318,000	381,444
6.50%, 6/15/2038	119,000	150,095
6.85%, 6/1/2039	439,000	573,286
7.15%, 2/1/2032	100,000	128,145
Valero Energy Corp.:
4.90%, 3/15/2045	135,000	142,671
6.63%, 6/15/2037	329,000	405,193
7.50%, 4/15/2032	194,000	249,255
10.50%, 3/15/2039	51,000	81,470
XTO Energy, Inc. 6.75%, 8/1/2037	162,000	224,675
		26,303,632
OIL & GAS SERVICES — 0.6%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	473,000	495,676
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	341,000	312,762
Halliburton Co.:
4.50%, 11/15/2041	65,000	64,429
4.75%, 8/1/2043	200,000	205,214
4.85%, 11/15/2035	166,000	174,013
5.00%, 11/15/2045	800,000	851,168
6.70%, 9/15/2038	236,000	296,196
7.45%, 9/15/2039	208,000	278,915
National Oilwell Varco, Inc. 3.95%, 12/1/2042	219,000	184,107
		2,862,480
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	89,000	99,517
WestRock MWV LLC 7.95%, 2/15/2031	172,000	224,825
		324,342
PHARMACEUTICALS — 6.0%
AbbVie, Inc.:
4.30%, 5/14/2036	652,000	619,172
4.40%, 11/6/2042	114,000	105,274
4.45%, 5/14/2046	280,000	259,666
4.50%, 5/14/2035	557,000	544,612
4.70%, 5/14/2045	868,000	833,115
4.88%, 11/14/2048	995,000	977,369
Allergan Finance LLC 4.63%, 10/1/2042	395,000	374,531
Allergan Funding SCS:
4.55%, 3/15/2035	803,000	782,130
4.75%, 3/15/2045	218,000	216,594
Security Description	Principal Amount	Value
AmerisourceBergen Corp. 4.30%, 12/15/2047	$272,000	$246,767
AstraZeneca PLC:
4.00%, 9/18/2042	71,000	68,577
4.38%, 8/17/2048	525,000	543,118
6.45%, 9/15/2037	871,000	1,100,822
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	150,000	127,949
4.50%, 3/1/2044	150,000	156,284
Cardinal Health, Inc. 4.90%, 9/15/2045	583,000	545,781
CVS Health Corp.:
4.78%, 3/25/2038	904,000	894,951
4.88%, 7/20/2035	566,000	567,794
5.05%, 3/25/2048	2,552,000	2,570,094
5.13%, 7/20/2045	982,000	997,054
5.30%, 12/5/2043	186,000	193,628
6.13%, 9/15/2039	155,000	174,959
Eli Lilly & Co.:
3.38%, 3/15/2029	200,000	205,232
3.70%, 3/1/2045	125,000	123,783
3.88%, 3/15/2039	300,000	307,296
3.95%, 5/15/2047	181,000	187,087
3.95%, 3/15/2049	400,000	409,284
4.15%, 3/15/2059	250,000	257,095
5.55%, 3/15/2037	253,000	308,121
Express Scripts Holding Co.:
4.80%, 7/15/2046	374,000	379,838
6.13%, 11/15/2041	223,000	263,949
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	710,000	717,704
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	320,000	338,554
5.38%, 4/15/2034	376,000	448,154
6.38%, 5/15/2038	189,000	249,576
Johnson & Johnson:
3.40%, 1/15/2038	330,000	324,466
3.55%, 3/1/2036	229,000	229,845
3.63%, 3/3/2037	232,000	234,970
3.70%, 3/1/2046	632,000	641,196
3.75%, 3/3/2047	251,000	256,580
4.38%, 12/5/2033	301,000	336,861
4.50%, 9/1/2040	151,000	169,784
4.50%, 12/5/2043	194,000	219,598
4.85%, 5/15/2041	498,000	583,477
4.95%, 5/15/2033	331,000	389,484
5.85%, 7/15/2038	219,000	286,960
6.95%, 9/1/2029	73,000	97,147
McKesson Corp. 4.88%, 3/15/2044	150,000	149,958
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	121,000	131,788
5.90%, 11/1/2039	181,000	224,292
Merck & Co., Inc.:
3.60%, 9/15/2042	600,000	586,644

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/7/2039	$300,000	$309,150
4.00%, 3/7/2049	200,000	208,138
4.15%, 5/18/2043	518,000	550,903
6.55%, 9/15/2037	15,000	20,539
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	177,000	220,519
Mylan NV 5.25%, 6/15/2046	314,000	284,594
Mylan, Inc. 5.40%, 11/29/2043	187,000	173,817
Novartis Capital Corp.:
3.70%, 9/21/2042	274,000	272,326
4.00%, 11/20/2045	358,000	372,553
4.40%, 5/6/2044	499,000	551,280
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	126,000	105,546
Pfizer, Inc.:
3.90%, 3/15/2039	100,000	102,725
4.00%, 3/15/2049	400,000	414,364
4.10%, 9/15/2038	165,000	173,263
4.13%, 12/15/2046	177,000	186,374
4.20%, 9/15/2048	215,000	229,261
4.30%, 6/15/2043	321,000	342,221
4.40%, 5/15/2044	323,000	350,158
5.60%, 9/15/2040	440,000	545,367
7.20%, 3/15/2039	577,000	835,917
Wyeth LLC:
5.95%, 4/1/2037	496,000	629,379
6.00%, 2/15/2036	96,000	121,137
6.50%, 2/1/2034	248,000	332,347
Zoetis, Inc.:
3.95%, 9/12/2047	156,000	148,514
4.45%, 8/20/2048	100,000	103,071
4.70%, 2/1/2043	355,000	378,043
		29,920,470
PIPELINES — 5.2%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.20%, 12/1/2047	171,000	170,875
Buckeye Partners L.P. 5.60%, 10/15/2044	171,000	164,121
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	125,000	140,596
Enable Midstream Partners L.P. 5.00%, 5/15/2044	113,000	100,291
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	250,000	279,857
7.38%, 10/15/2045	161,000	223,792
Series B, 7.50%, 4/15/2038	74,000	99,533
Enbridge, Inc.:
4.50%, 6/10/2044	301,000	302,833
5.50%, 12/1/2046 (a)	141,000	168,362
Energy Transfer Operating L.P.:
5.15%, 3/15/2045	375,000	360,364
5.25%, 4/15/2029	725,000	776,968
Security Description	Principal Amount	Value
5.30%, 4/15/2047	$300,000	$295,338
5.95%, 10/1/2043	110,000	115,800
6.05%, 6/1/2041	195,000	207,474
6.25%, 4/15/2049	775,000	867,550
6.50%, 2/1/2042	182,000	204,060
6.63%, 10/15/2036	579,000	649,036
7.50%, 7/1/2038	75,000	91,263
Series 30Y, 6.00%, 6/15/2048	150,000	161,865
Enterprise Products Operating LLC:
4.25%, 2/15/2048	425,000	414,553
4.45%, 2/15/2043	364,000	368,510
4.80%, 2/1/2049	268,000	284,817
4.85%, 8/15/2042	130,000	137,054
4.85%, 3/15/2044	158,000	167,799
4.95%, 10/15/2054	315,000	330,281
5.10%, 2/15/2045	447,000	489,264
5.70%, 2/15/2042	313,000	363,687
5.95%, 2/1/2041	270,000	322,434
6.13%, 10/15/2039	111,000	133,179
6.45%, 9/1/2040	455,000	566,375
Series D, 6.88%, 3/1/2033	32,000	40,429
Series H, 6.65%, 10/15/2034	211,000	263,902
EQM Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	150,000	151,266
Kinder Morgan Energy Partners L.P.:
5.40%, 9/1/2044	324,000	343,297
5.50%, 3/1/2044	263,000	281,339
5.63%, 9/1/2041	101,000	107,886
5.80%, 3/15/2035	348,000	382,703
6.38%, 3/1/2041	151,000	174,702
6.55%, 9/15/2040	34,000	39,932
7.30%, 8/15/2033	403,000	501,114
7.40%, 3/15/2031	159,000	194,489
7.50%, 11/15/2040	472,000	605,364
Series MTN, 6.95%, 1/15/2038	200,000	244,132
Kinder Morgan, Inc.:
5.05%, 2/15/2046	448,000	458,698
5.20%, 3/1/2048	50,000	52,737
5.55%, 6/1/2045	553,000	603,832
Series GMTN, 7.75%, 1/15/2032	200,000	257,784
Series GMTN, 7.80%, 8/1/2031	260,000	333,879
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	51,000	47,041
4.20%, 10/3/2047	107,000	103,489
4.25%, 9/15/2046	52,000	50,790
4.85%, 2/1/2049	150,000	159,594
5.15%, 10/15/2043	300,000	326,082
MPLX L.P.:
4.50%, 4/15/2038	268,000	254,579
4.70%, 4/15/2048	297,000	283,644
4.90%, 4/15/2058	325,000	305,575
5.20%, 3/1/2047	216,000	219,741
5.50%, 2/15/2049	440,000	469,792
ONEOK Partners L.P.:
6.13%, 2/1/2041	201,000	223,809

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 9/15/2043	$26,000	$29,446
6.65%, 10/1/2036	73,000	85,284
6.85%, 10/15/2037	76,000	90,068
ONEOK, Inc.:
4.95%, 7/13/2047	173,000	170,734
5.20%, 7/15/2048	403,000	413,510
6.00%, 6/15/2035	276,000	301,138
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	236,000	232,165
4.90%, 10/1/2046	37,000	37,628
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	269,000	249,807
4.90%, 2/15/2045	151,000	144,416
5.15%, 6/1/2042	458,000	440,069
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	15,000	15,125
5.95%, 9/25/2043	286,000	336,731
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	286,000	278,784
5.35%, 5/15/2045	235,000	228,867
5.40%, 10/1/2047	123,000	122,822
6.10%, 2/15/2042	293,000	311,910
6.85%, 2/15/2040	81,000	91,667
Tennessee Gas Pipeline Co. LLC:
7.00%, 10/15/2028	10,000	12,166
7.63%, 4/1/2037	237,000	301,929
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	201,000	249,602
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	243,000	256,263
4.88%, 5/15/2048	300,000	313,644
5.00%, 10/16/2043	168,000	175,068
5.10%, 3/15/2049	375,000	403,230
5.60%, 3/31/2034	234,000	264,406
5.85%, 3/15/2036	223,000	254,086
6.20%, 10/15/2037	272,000	323,759
7.25%, 8/15/2038	161,000	209,775
7.63%, 1/15/2039	466,000	634,287
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	74,000	73,047
4.60%, 3/15/2048	131,000	133,279
5.40%, 8/15/2041	327,000	357,454
Western Gas Partners L.P. 5.45%, 4/1/2044	167,000	159,076
Western Midstream Operating L.P.:
5.30%, 3/1/2048	155,000	146,793
5.50%, 8/15/2048	60,000	58,464
Williams Cos., Inc.:
4.85%, 3/1/2048	162,000	161,776
4.90%, 1/15/2045	305,000	304,219
5.10%, 9/15/2045	250,000	256,898
5.40%, 3/4/2044	40,000	42,357
5.75%, 6/24/2044	383,000	419,902
Security Description	Principal Amount	Value
6.30%, 4/15/2040	$332,000	$388,025
Series A, 7.50%, 1/15/2031	19,000	23,677
		25,942,905
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	50,000	52,547
4.85%, 4/15/2049	210,000	220,114
AvalonBay Communities, Inc.:
Series MTN, 4.15%, 7/1/2047	52,000	53,286
Series MTN, 4.35%, 4/15/2048	150,000	158,965
Crown Castle International Corp.:
4.30%, 2/15/2029	90,000	92,696
4.75%, 5/15/2047	190,000	187,710
5.20%, 2/15/2049	100,000	105,231
ERP Operating L.P.:
4.00%, 8/1/2047	37,000	36,972
4.50%, 7/1/2044	183,000	197,091
4.50%, 6/1/2045	142,000	153,205
Essex Portfolio L.P. 4.50%, 3/15/2048	100,000	101,677
Federal Realty Investment Trust 4.50%, 12/1/2044	179,000	188,177
HCP, Inc. 6.75%, 2/1/2041	90,000	114,587
Highwoods Realty L.P. 4.20%, 4/15/2029	135,000	136,789
Hudson Pacific Properties L.P. 4.65%, 4/1/2029	100,000	101,810
Kilroy Realty L.P. 4.25%, 8/15/2029	58,000	59,101
Kimco Realty Corp.:
4.13%, 12/1/2046	37,000	34,540
4.25%, 4/1/2045	25,000	23,856
4.45%, 9/1/2047	187,000	184,513
Mid-America Apartments L.P. 3.95%, 3/15/2029	200,000	203,170
National Retail Properties, Inc. 4.80%, 10/15/2048	60,000	63,910
Prologis L.P. 4.38%, 9/15/2048	50,000	54,307
Realty Income Corp. 4.65%, 3/15/2047	127,000	138,359
Regency Centers L.P.:
4.40%, 2/1/2047	52,000	52,302
4.65%, 3/15/2049	90,000	93,662
Simon Property Group L.P.:
4.25%, 10/1/2044	48,000	49,769
4.25%, 11/30/2046	174,000	181,503
4.75%, 3/15/2042	15,000	16,581
6.75%, 2/1/2040	290,000	390,218
Ventas Realty L.P.:
4.38%, 2/1/2045	61,000	58,755
4.88%, 4/15/2049	75,000	78,357

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 9/30/2043	$51,000	$58,620
Welltower, Inc.:
4.95%, 9/1/2048	120,000	127,357
6.50%, 3/15/2041	181,000	221,933
Weyerhaeuser Co.:
4.00%, 11/15/2029	400,000	411,668
7.38%, 3/15/2032	185,000	243,845
		4,647,183
RETAIL — 3.2%
Darden Restaurants, Inc. 4.55%, 2/15/2048	359,000	344,317
Home Depot, Inc.:
3.50%, 9/15/2056	281,000	257,972
3.90%, 6/15/2047	24,000	24,269
4.20%, 4/1/2043	59,000	61,701
4.25%, 4/1/2046	730,000	772,376
4.40%, 3/15/2045	734,000	789,388
4.50%, 12/6/2048	370,000	409,379
4.88%, 2/15/2044	205,000	235,344
5.40%, 9/15/2040	254,000	306,126
5.88%, 12/16/2036	628,000	791,230
5.95%, 4/1/2041	378,000	484,626
Kohl's Corp. 5.55%, 7/17/2045	100,000	97,357
Lowe's Cos., Inc.:
3.70%, 4/15/2046	626,000	554,724
4.05%, 5/3/2047	471,000	442,834
4.25%, 9/15/2044	245,000	234,578
4.65%, 4/15/2042	72,000	73,097
5.50%, 10/15/2035	224,000	246,947
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	113,000	102,518
Series MTN, 3.70%, 2/15/2042	208,000	191,701
Series MTN, 4.45%, 3/1/2047	198,000	202,045
Series MTN, 4.45%, 9/1/2048	50,000	51,329
Series MTN, 4.60%, 5/26/2045	263,000	272,678
Series MTN, 4.70%, 12/9/2035	100,000	107,253
Series MTN, 4.88%, 12/9/2045	714,000	771,477
Series MTN, 5.70%, 2/1/2039	250,000	292,622
Series MTN, 6.30%, 10/15/2037	83,000	102,820
Series MTN, 6.30%, 3/1/2038	191,000	236,947
Nordstrom, Inc. 5.00%, 1/15/2044	101,000	91,244
QVC, Inc. 5.45%, 8/15/2034	124,000	120,609
Starbucks Corp.:
3.75%, 12/1/2047	265,000	239,120
4.30%, 6/15/2045	292,000	287,556
Target Corp.:
3.63%, 4/15/2046	375,000	354,742
3.90%, 11/15/2047	156,000	154,451
4.00%, 7/1/2042	761,000	768,602
6.50%, 10/15/2037	135,000	179,159
Walgreen Co. 4.40%, 9/15/2042	90,000	82,124
Security Description	Principal Amount	Value
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	$115,000	$114,140
4.65%, 6/1/2046	164,000	154,839
4.80%, 11/18/2044	490,000	468,548
Walmart, Inc.:
3.63%, 12/15/2047	383,000	378,477
3.95%, 6/28/2038	622,000	653,100
4.00%, 4/11/2043	669,000	694,790
4.05%, 6/29/2048	655,000	697,844
4.30%, 4/22/2044	343,000	373,321
4.88%, 7/8/2040 (a)	300,000	346,152
5.00%, 10/25/2040	100,000	117,995
5.25%, 9/1/2035	60,000	72,342
5.63%, 4/1/2040	172,000	217,537
5.63%, 4/15/2041	87,000	110,482
6.20%, 4/15/2038	299,000	400,807
6.50%, 8/15/2037	337,000	462,074
7.55%, 2/15/2030	15,000	20,904
		16,018,614
SEMICONDUCTORS — 1.1%
Analog Devices, Inc. 5.30%, 12/15/2045	143,000	159,322
Applied Materials, Inc.:
4.35%, 4/1/2047	235,000	246,778
5.10%, 10/1/2035	51,000	58,142
5.85%, 6/15/2041	274,000	339,522
Intel Corp.:
3.73%, 12/8/2047	328,000	330,011
4.00%, 12/15/2032	163,000	178,244
4.10%, 5/19/2046	310,000	327,298
4.10%, 5/11/2047	583,000	617,018
4.80%, 10/1/2041	385,000	445,487
4.90%, 7/29/2045	206,000	242,930
KLA-Tencor Corp. 5.00%, 3/15/2049	160,000	170,038
Lam Research Corp.:
4.00%, 3/15/2029	350,000	357,053
4.88%, 3/15/2049	325,000	343,216
QUALCOMM, Inc.:
4.30%, 5/20/2047	235,000	223,868
4.65%, 5/20/2035	248,000	255,321
4.80%, 5/20/2045	593,000	603,087
Texas Instruments, Inc.:
3.88%, 3/15/2039	145,000	150,833
4.15%, 5/15/2048	366,000	393,523
		5,441,691
SOFTWARE — 3.3%
Activision Blizzard, Inc. 4.50%, 6/15/2047	97,000	91,421
Fidelity National Information Services, Inc.:
4.50%, 8/15/2046	125,000	118,170
Series 30Y, 4.75%, 5/15/2048	185,000	182,221
Microsoft Corp.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 8/8/2036	$457,000	$459,961
3.50%, 2/12/2035	368,000	373,369
3.50%, 11/15/2042	59,000	58,575
3.70%, 8/8/2046	804,000	823,071
3.75%, 5/1/2043	190,000	195,077
3.75%, 2/12/2045	457,000	469,005
3.95%, 8/8/2056	812,000	846,153
4.00%, 2/12/2055	784,000	820,636
4.10%, 2/6/2037	717,000	779,730
4.20%, 11/3/2035	306,000	335,327
4.45%, 11/3/2045	1,556,000	1,764,893
4.50%, 10/1/2040	12,000	13,603
4.50%, 2/6/2057	381,000	436,550
4.75%, 11/3/2055	200,000	240,572
4.88%, 12/15/2043	161,000	191,925
5.20%, 6/1/2039	385,000	472,049
5.30%, 2/8/2041	379,000	472,060
Series 30Y, 4.25%, 2/6/2047	749,000	836,056
Oracle Corp.:
3.25%, 5/15/2030	230,000	229,319
3.80%, 11/15/2037	121,000	121,197
3.85%, 7/15/2036	231,000	232,677
3.90%, 5/15/2035	342,000	348,751
4.00%, 7/15/2046	1,013,000	1,018,096
4.00%, 11/15/2047	526,000	529,461
4.13%, 5/15/2045	374,000	381,667
4.30%, 7/8/2034	325,000	348,631
4.38%, 5/15/2055	863,000	909,395
4.50%, 7/8/2044	445,000	479,118
5.38%, 7/15/2040	420,000	501,266
6.13%, 7/8/2039	335,000	430,056
6.50%, 4/15/2038	593,000	786,828
		16,296,886
TELECOMMUNICATIONS — 8.4%
America Movil SAB de CV:
4.38%, 7/16/2042	418,000	436,229
6.13%, 11/15/2037	90,000	111,119
6.13%, 3/30/2040	326,000	407,167
6.38%, 3/1/2035	202,000	252,413
AT&T, Inc.:
4.30%, 2/15/2030	435,000	440,107
4.30%, 12/15/2042	280,000	257,664
4.35%, 3/1/2029	15,000	15,321
4.35%, 6/15/2045	986,000	908,234
4.50%, 5/15/2035	255,000	250,739
4.50%, 3/9/2048	1,007,000	946,298
4.55%, 3/9/2049	122,000	115,184
4.75%, 5/15/2046	547,000	534,414
4.80%, 6/15/2044	757,000	739,347
4.85%, 3/1/2039	489,000	491,880
4.90%, 8/15/2037	158,000	159,635
5.15%, 3/15/2042	271,000	276,648
5.15%, 11/15/2046	713,000	729,149
5.15%, 2/15/2050	535,000	546,995
Security Description	Principal Amount	Value
5.25%, 3/1/2037	$630,000	$662,785
5.35%, 9/1/2040	698,000	732,837
5.45%, 3/1/2047	1,107,000	1,181,999
5.55%, 8/15/2041	736,000	788,889
5.65%, 2/15/2047	128,000	140,031
5.70%, 3/1/2057	879,000	952,317
6.00%, 8/15/2040	215,000	241,024
6.15%, 9/15/2034	499,000	568,186
6.30%, 1/15/2038	197,000	228,882
6.35%, 3/15/2040	317,000	366,683
6.38%, 3/1/2041	575,000	673,239
6.50%, 9/1/2037	285,000	334,792
Bell Canada, Inc. 4.46%, 4/1/2048	322,000	334,690
British Telecommunications PLC 9.63%, 12/15/2030	773,000	1,106,665
Cisco Systems, Inc.:
5.50%, 1/15/2040	421,000	532,902
5.90%, 2/15/2039	473,000	619,871
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	1,104,000	1,515,958
9.25%, 6/1/2032	86,000	125,495
Juniper Networks, Inc. 5.95%, 3/15/2041	116,000	119,862
Koninklijke KPN NV 8.38%, 10/1/2030	256,000	325,635
Motorola Solutions, Inc. 5.50%, 9/1/2044	183,000	178,015
Orange SA:
5.38%, 1/13/2042	183,000	208,287
5.50%, 2/6/2044	140,000	161,909
9.00%, 3/1/2031	753,000	1,087,671
Rogers Communications, Inc.:
4.30%, 2/15/2048	372,000	376,784
4.50%, 3/15/2043	53,000	55,325
5.00%, 3/15/2044	552,000	614,475
7.50%, 8/15/2038	25,000	34,178
Telefonica Emisiones SA:
4.67%, 3/6/2038	770,000	738,761
4.90%, 3/6/2048	155,000	150,452
5.21%, 3/8/2047	225,000	227,700
5.52%, 3/1/2049	650,000	679,939
7.05%, 6/20/2036	555,000	676,323
Telefonica Europe B.V. 8.25%, 9/15/2030	561,000	746,057
TELUS Corp. 4.60%, 11/16/2048	200,000	210,868
Verizon Communications, Inc.:
3.85%, 11/1/2042	504,000	475,564
4.02%, 12/3/2029 (d)	1,321,000	1,364,065
4.13%, 8/15/2046	474,000	459,652
4.27%, 1/15/2036	838,000	847,763
4.40%, 11/1/2034	346,000	360,439
4.50%, 8/10/2033	542,000	572,374
4.52%, 9/15/2048	1,232,000	1,263,502

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.67%, 3/15/2055	$825,000	$841,145
4.75%, 11/1/2041	436,000	459,666
4.81%, 3/15/2039	388,000	415,377
4.86%, 8/21/2046	1,375,000	1,463,701
5.01%, 4/15/2049	1,070,000	1,165,562
5.01%, 8/21/2054	1,150,000	1,229,488
5.25%, 3/16/2037	495,000	557,588
5.50%, 3/16/2047	803,000	933,793
5.85%, 9/15/2035	800,000	938,304
6.40%, 9/15/2033	4,000	4,976
6.40%, 2/15/2038	200,000	247,274
6.55%, 9/15/2043	283,000	365,158
Vodafone Group PLC:
4.38%, 2/19/2043	194,000	174,189
5.00%, 5/30/2038	365,000	362,332
5.25%, 5/30/2048	561,000	559,906
6.15%, 2/27/2037	980,000	1,083,263
6.25%, 11/30/2032	221,000	254,417
7.88%, 2/15/2030	164,000	208,351
		41,925,878
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
5.10%, 5/15/2044	51,000	49,143
6.35%, 3/15/2040	127,000	139,894
		189,037
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	150,000	151,050
4.05%, 6/15/2048	372,000	382,702
4.13%, 6/15/2047	232,000	241,417
4.15%, 4/1/2045	103,000	107,440
4.38%, 9/1/2042	79,000	84,156
4.40%, 3/15/2042	187,000	200,524
4.45%, 3/15/2043	148,000	159,972
4.55%, 9/1/2044	133,000	145,805
4.70%, 9/1/2045	215,000	240,927
4.90%, 4/1/2044	674,000	770,968
4.95%, 9/15/2041	100,000	114,307
5.05%, 3/1/2041	100,000	115,366
5.15%, 9/1/2043	164,000	192,556
5.40%, 6/1/2041	250,000	298,482
5.75%, 5/1/2040	175,000	217,205
6.15%, 5/1/2037	89,000	113,688
6.20%, 8/15/2036	132,000	168,256
Canadian National Railway Co.:
3.20%, 8/2/2046	215,000	200,006
3.65%, 2/3/2048	145,000	145,699
4.45%, 1/20/2049	200,000	226,058
6.20%, 6/1/2036	135,000	178,220
6.25%, 8/1/2034	101,000	133,726
6.38%, 11/15/2037	10,000	13,501
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	390,000	428,134
Security Description	Principal Amount	Value
5.75%, 3/15/2033	$30,000	$35,668
5.75%, 1/15/2042	61,000	73,133
5.95%, 5/15/2037	9,000	10,998
6.13%, 9/15/2115	348,000	428,270
7.13%, 10/15/2031	25,000	33,317
CSX Corp.:
4.10%, 3/15/2044	150,000	147,753
4.25%, 3/15/2029	145,000	154,016
4.25%, 11/1/2066	138,000	128,122
4.30%, 3/1/2048	280,000	284,404
4.40%, 3/1/2043	149,000	151,481
4.50%, 3/15/2049	155,000	162,414
4.50%, 8/1/2054	112,000	114,174
4.65%, 3/1/2068	100,000	99,252
4.75%, 5/30/2042	227,000	241,859
4.75%, 11/15/2048	95,000	102,705
5.50%, 4/15/2041	163,000	188,205
6.00%, 10/1/2036	189,000	226,048
6.15%, 5/1/2037	198,000	241,550
6.22%, 4/30/2040	450,000	557,383
FedEx Corp.:
3.88%, 8/1/2042	309,000	272,896
3.90%, 2/1/2035	127,000	119,731
4.10%, 2/1/2045	138,000	124,599
4.40%, 1/15/2047	146,000	137,046
4.55%, 4/1/2046	405,000	389,885
4.75%, 11/15/2045	454,000	449,678
4.90%, 1/15/2034	422,000	452,705
4.95%, 10/17/2048	100,000	102,636
5.10%, 1/15/2044	369,000	383,790
Kansas City Southern:
4.70%, 5/1/2048	150,000	156,843
4.95%, 8/15/2045	300,000	322,629
Norfolk Southern Corp.:
3.94%, 11/1/2047	68,000	66,297
3.95%, 10/1/2042	137,000	133,379
4.05%, 8/15/2052	302,000	294,356
4.15%, 2/28/2048	100,000	101,280
4.45%, 6/15/2045	40,000	41,738
4.65%, 1/15/2046	480,000	515,866
4.84%, 10/1/2041	187,000	203,381
5.10%, 8/1/2118	280,000	293,306
Union Pacific Corp.:
3.35%, 8/15/2046	150,000	131,733
3.38%, 2/1/2035	46,000	43,009
3.60%, 9/15/2037	178,000	169,130
3.80%, 10/1/2051	277,000	259,923
4.00%, 4/15/2047	99,000	97,775
4.05%, 11/15/2045	529,000	518,901
4.05%, 3/1/2046	83,000	81,470
4.10%, 9/15/2067	52,000	48,105
4.15%, 1/15/2045	405,000	401,886
4.25%, 4/15/2043	110,000	110,669
4.30%, 6/15/2042	144,000	145,971
4.30%, 3/1/2049	95,000	97,992

See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 11/15/2065	$164,000	$158,068
4.50%, 9/10/2048	330,000	350,430
4.75%, 9/15/2041	300,000	322,716
4.82%, 2/1/2044	37,000	40,163
6.63%, 2/1/2029	25,000	31,086
United Parcel Service, Inc.:
3.40%, 11/15/2046	320,000	290,208
3.63%, 10/1/2042	100,000	94,480
3.75%, 11/15/2047	100,000	95,675
4.25%, 3/15/2049	400,000	415,928
4.88%, 11/15/2040	206,000	230,473
6.20%, 1/15/2038	312,000	400,670
		17,509,419
TRUCKING & LEASING — 0.0% (f)
GATX Corp.:
4.70%, 4/1/2029	100,000	104,098
5.20%, 3/15/2044	116,000	123,670
		227,768
WATER — 0.2%
American Water Capital Corp.:
4.00%, 12/1/2046	62,000	62,390
4.20%, 9/1/2048	135,000	140,993
4.30%, 12/1/2042	228,000	239,010
4.30%, 9/1/2045	150,000	158,169
6.59%, 10/15/2037	10,000	13,362
Veolia Environnement SA 6.75%, 6/1/2038	191,000	240,937
		854,861
TOTAL CORPORATE BONDS & NOTES (Cost $482,095,454)		489,627,238
Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	409,651	409,651
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,398,625	$1,398,625
TOTAL SHORT-TERM INVESTMENTS (Cost $1,808,276)		1,808,276
TOTAL INVESTMENTS — 98.9% (Cost $483,903,730)		491,435,514
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		5,453,086
NET ASSETS — 100.0%		$496,888,600
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$489,627,238	$—	$489,627,238
Short-Term Investments	1,808,276	—	—	1,808,276
TOTAL INVESTMENTS	$1,808,276	$489,627,238	$—	$491,435,514
See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	106,469	$106,469	$29,840,615	$29,537,433	$—	$—	409,651	$409,651	$12,894	$—
State Street Navigator Securities Lending Government Money Market Portfolio	581,483	581,483	7,781,342	6,964,200	—	—	1,398,625	1,398,625	3,955	—
Total		$687,952	$37,621,957	$36,501,633	$—	$—		$1,808,276	$16,849	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds:
2.25%, 8/15/2046	$44,623,100	$39,801,521
2.50%, 2/15/2045	48,171,300	45,446,531
2.50%, 2/15/2046	41,318,000	38,867,068
2.50%, 5/15/2046	44,970,900	42,274,849
2.75%, 8/15/2042	26,425,600	26,312,636
2.75%, 11/15/2042	32,899,300	32,724,344
2.75%, 8/15/2047	46,448,800	45,798,469
2.75%, 11/15/2047	44,664,800	44,032,695
2.88%, 5/15/2043	48,185,400	48,923,476
2.88%, 8/15/2045	49,772,300	50,437,003
2.88%, 11/15/2046	44,702,100	45,271,869
3.00%, 5/15/2042	18,419,800	19,163,650
3.00%, 11/15/2044	48,712,200	50,514,425
3.00%, 5/15/2045	49,127,400	50,974,070
3.00%, 11/15/2045	48,594,000	50,435,628
3.00%, 2/15/2047	45,390,000	47,117,403
3.00%, 5/15/2047	45,200,200	46,858,009
3.00%, 2/15/2048	48,165,200	49,853,897
3.00%, 8/15/2048	55,808,800	57,793,324
3.00%, 2/15/2049	32,702,900	33,883,882
3.13%, 11/15/2041	16,559,600	17,615,360
3.13%, 2/15/2042	21,247,600	22,580,491
3.13%, 2/15/2043	34,186,000	36,222,757
3.13%, 8/15/2044	48,272,700	51,153,094
3.13%, 5/15/2048	51,494,600	54,618,793
3.38%, 5/15/2044	49,012,200	54,160,375
3.38%, 11/15/2048	58,749,700	65,404,270
3.50%, 2/15/2039	15,108,200	17,118,422
3.63%, 8/15/2043	39,024,400	44,835,974
3.63%, 2/15/2044	49,315,800	56,715,405
3.75%, 8/15/2041	19,013,300	22,243,721
3.75%, 11/15/2043	47,761,900	55,983,807
3.88%, 8/15/2040	18,411,800	21,923,601
4.25%, 5/15/2039	10,011,700	12,517,075
4.25%, 11/15/2040	20,142,300	25,229,687
4.38%, 2/15/2038	8,308,400	10,510,539
Security Description	Principal Amount	Value
4.38%, 11/15/2039	$16,013,600	$20,346,366
4.38%, 5/15/2040	22,142,300	28,167,243
4.38%, 5/15/2041	13,361,400	17,039,792
4.50%, 2/15/2036	15,552,000	19,692,861
4.50%, 5/15/2038	7,969,100	10,246,499
4.50%, 8/15/2039	14,696,700	18,975,972
4.63%, 2/15/2040	24,593,500	32,284,010
4.75%, 2/15/2037	6,207,900	8,145,378
4.75%, 2/15/2041	20,839,400	27,874,755
5.00%, 5/15/2037	7,340,100	9,921,524
5.38%, 2/15/2031	14,506,900	18,855,572
6.13%, 8/15/2029	5,886,200	7,874,739
6.25%, 5/15/2030	10,277,800	14,069,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,647,926,804)		1,668,812,371
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $282,014)	282,014	282,014
TOTAL INVESTMENTS — 99.0% (Cost $1,648,208,818)		1,669,094,385
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		16,225,952
NET ASSETS — 100.0%		$1,685,320,337
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,668,812,371	$—	$1,668,812,371
Short-Term Investment	282,014	—	—	282,014
TOTAL INVESTMENTS	$282,014	$1,668,812,371	$—	$1,669,094,385
See accompanying notes to schedules of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	359,364	$359,364	$43,441,833	$43,519,183	$—	$—	282,014	$282,014	$41,359	$—
State Street Navigator Securities Lending Government Money Market Portfolio	26,838,448	26,838,448	124,487,042	151,325,490	—	—	—	—	14,408	—
Total		$27,197,812	$167,928,875	$194,844,673	$—	$—		$282,014	$55,767	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.4%
ADVERTISING — 0.4%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020	$2,086,000	$2,104,774
3.75%, 10/1/2021	7,638,000	7,757,535
Omnicom Group, Inc./Omnicom Capital, Inc. 4.45%, 8/15/2020	4,090,000	4,179,571
WPP Finance 2010 4.75%, 11/21/2021	4,450,000	4,598,407
		18,640,287
AEROSPACE & DEFENSE — 1.4%
Boeing Co 8.75%, 8/15/2021	270,000	305,810
Boeing Co.:
1.65%, 10/30/2020	2,725,000	2,676,032
2.13%, 3/1/2022	21,000	20,626
2.35%, 10/30/2021	3,219,000	3,185,233
General Dynamics Corp.:
2.88%, 5/11/2020	11,795,000	11,836,518
3.00%, 5/11/2021	8,153,000	8,225,969
Harris Corp. 2.70%, 4/27/2020	3,594,000	3,585,195
L3 Technologies, Inc. 4.95%, 2/15/2021 (a)	2,192,000	2,265,717
Lockheed Martin Corp.:
2.50%, 11/23/2020	7,251,000	7,229,392
3.35%, 9/15/2021	2,763,000	2,806,573
Northrop Grumman Corp.:
2.08%, 10/15/2020	4,295,000	4,256,087
3.50%, 3/15/2021	1,706,000	1,731,351
Raytheon Co. 3.13%, 10/15/2020	3,780,000	3,816,779
United Technologies Corp.:
1.90%, 5/4/2020	5,641,000	5,595,985
1.95%, 11/1/2021	2,976,000	2,917,432
3.10%, 6/1/2022	17,000	17,110
3.35%, 8/16/2021	6,341,000	6,424,511
4.50%, 4/15/2020	4,857,000	4,946,029
		71,842,349
AGRICULTURE — 1.0%
Altria Group, Inc.:
3.49%, 2/14/2022 (a)	6,489,000	6,589,320
4.75%, 5/5/2021	6,672,000	6,923,001
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	5,804,000	5,930,353
4.48%, 3/1/2021	648,000	671,762
BAT Capital Corp. 2.30%, 8/14/2020	13,917,000	13,775,743
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	1,379,000	1,359,032
Philip Morris International, Inc.:
Security Description	Principal Amount	Value
1.88%, 2/25/2021 (a)	$4,451,000	$4,392,113
2.90%, 11/15/2021	2,992,000	3,009,922
Reynolds American, Inc.:
3.25%, 6/12/2020	3,448,000	3,455,482
6.88%, 5/1/2020	3,119,000	3,243,604
		49,350,332
AIRLINES — 0.4%
Delta Air Lines, Inc.:
2.60%, 12/4/2020	986,000	978,033
2.88%, 3/13/2020	5,920,000	5,908,042
3.40%, 4/19/2021	5,597,000	5,624,817
3.63%, 3/15/2022	2,996,000	3,013,527
Southwest Airlines Co.:
2.65%, 11/5/2020	1,656,000	1,652,340
2.75%, 11/6/2019	3,026,000	3,023,851
		20,200,610
APPAREL — 0.1%
Ralph Lauren Corp. 2.63%, 8/18/2020	1,527,000	1,524,664
VF Corp. 3.50%, 9/1/2021	1,441,000	1,467,197
		2,991,861
AUTO MANUFACTURERS — 4.6%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021 (a)	1,656,000	1,618,078
Series GMTN, 2.65%, 2/12/2021	3,604,000	3,601,729
Series GMTN, 3.00%, 6/16/2020	4,787,000	4,805,813
Series GMTN, 3.15%, 1/8/2021	2,976,000	3,001,236
Series MTN, 1.65%, 7/12/2021 (a)	2,876,000	2,810,312
Series MTN, 1.95%, 7/20/2020	4,691,000	4,647,280
Series MTN, 2.45%, 9/24/2020	5,733,000	5,712,361
Series MTN, 3.38%, 12/10/2021 (a)	7,334,000	7,453,471
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	3,821,000	3,733,690
2.43%, 6/12/2020	4,327,000	4,266,941
2.98%, 8/3/2022	8,428,000	8,041,913
3.16%, 8/4/2020	5,230,000	5,193,547
3.20%, 1/15/2021	14,772,000	14,554,261
3.22%, 1/9/2022	650,000	631,183
3.34%, 3/18/2021	10,841,000	10,672,422
3.47%, 4/5/2021	5,897,000	5,822,462
3.81%, 10/12/2021	8,144,000	8,062,723
5.09%, 1/7/2021	1,491,000	1,517,719
5.60%, 1/7/2022	6,383,000	6,579,022
5.75%, 2/1/2021	1,001,000	1,029,559

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 8/2/2021	$1,566,000	$1,620,043
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	7,278,000	7,195,467
2.65%, 4/13/2020	3,397,000	3,379,302
3.15%, 1/15/2020	1,619,000	1,620,392
3.20%, 7/13/2020	8,658,000	8,678,952
3.20%, 7/6/2021	10,790,000	10,757,091
3.45%, 1/14/2022	6,126,000	6,136,966
3.45%, 4/10/2022	4,000	4,004
3.55%, 4/9/2021	4,282,000	4,305,037
3.70%, 11/24/2020	5,099,000	5,139,027
4.20%, 3/1/2021	7,297,000	7,401,128
4.20%, 11/6/2021	9,189,000	9,354,126
4.38%, 9/25/2021	4,098,000	4,185,042
PACCAR Financial Corp.:
3.15%, 8/9/2021	3,375,000	3,412,598
Series MTN, 2.05%, 11/13/2020	2,535,000	2,509,498
Series MTN, 2.25%, 2/25/2021	245,000	242,322
Series MTN, 2.50%, 8/14/2020 (a)	419,000	418,728
Series MTN, 2.80%, 3/1/2021	3,812,000	3,820,996
Series MTN, 2.85%, 3/1/2022	258,000	259,530
Series MTN, 3.10%, 5/10/2021	3,209,000	3,234,383
Toyota Motor Corp. 3.18%, 7/20/2021	5,168,000	5,228,517
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	4,678,000	4,647,967
3.05%, 1/8/2021	5,008,000	5,054,274
Series GMTN, 1.90%, 4/8/2021	2,828,000	2,792,452
Series MTN, 2.60%, 1/11/2022	1,522,000	1,522,578
Series MTN, 2.75%, 5/17/2021	1,077,000	1,080,285
Series MTN, 2.95%, 4/13/2021	13,733,000	13,841,079
Series MTN, 3.30%, 1/12/2022	4,480,000	4,561,357
Series MTN, 3.40%, 9/15/2021	2,630,000	2,681,890
Series MTN, 4.25%, 1/11/2021	1,386,000	1,425,473
Series MTN, 4.50%, 6/17/2020	5,178,000	5,295,851
		235,562,077
BANKS — 36.3%
Associated Banc-Corp 2.75%, 11/15/2019	400,000	398,324
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	1,654,000	1,669,481
Security Description	Principal Amount	Value
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	$686,000	$681,136
3.30%, 5/17/2021	6,929,000	7,000,646
Series MTN, 2.13%, 8/19/2020	3,336,000	3,309,812
Series MTN, 2.25%, 11/9/2020	3,892,000	3,863,666
Series MTN, 2.30%, 6/1/2021	5,659,000	5,599,694
Series MTN, 2.70%, 11/16/2020 (a)	4,188,000	4,183,226
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	5,258,000	5,262,574
Bancolombia SA 5.95%, 6/3/2021 (a)	5,807,000	6,118,894
Bank of America Corp.:
5.88%, 1/5/2021	389,000	409,442
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (b)	9,333,000	9,295,108
Series GMTN, 2.63%, 4/19/2021	12,384,000	12,350,316
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	15,517,000	15,416,915
Series L, 2.25%, 4/21/2020	7,389,000	7,347,695
Series MTN, 2.15%, 11/9/2020	7,250,000	7,180,473
Series MTN, 2.63%, 10/19/2020	10,096,000	10,066,217
Series MTN, 5.00%, 5/13/2021	100,000	104,498
Series MTN, 5.63%, 7/1/2020	4,446,000	4,602,321
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (b)	11,246,000	11,143,212
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (b)	13,520,000	13,677,778
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	14,143,000	14,179,065
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (b)	2,504,000	2,532,646
Bank of Montreal:
Series D, 3.10%, 4/13/2021	5,407,000	5,453,825
Series MTN, 1.90%, 8/27/2021	10,485,000	10,295,536
Series MTN, 2.10%, 6/15/2020	4,528,000	4,499,609
Series MTN, 2.90%, 3/26/2022	12,625,000	12,642,423
Series MTN, 3.10%, 7/13/2020	4,378,000	4,403,349
Bank of New York Mellon Corp.:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/23/2021	$5,964,000	$6,088,111
Series MTN, 2.05%, 5/3/2021	9,909,000	9,781,570
Series MTN, 2.45%, 11/27/2020	3,527,000	3,516,736
Series MTN, 2.50%, 4/15/2021	4,729,000	4,714,435
Series MTN, 2.60%, 8/17/2020	3,576,000	3,575,857
Series MTN, 2.60%, 2/7/2022	7,776,000	7,767,213
Series MTN, 4.15%, 2/1/2021	571,000	586,046
Bank of Nova Scotia:
2.35%, 10/21/2020	6,817,000	6,785,505
2.80%, 7/21/2021	3,800,000	3,806,536
4.38%, 1/13/2021	2,500,000	2,573,500
Series BKNT, 2.15%, 7/14/2020	5,887,000	5,851,501
Series BKNT, 2.45%, 3/22/2021	7,047,000	7,010,919
Series BKNT, 2.50%, 1/8/2021	5,466,000	5,448,454
Series BKNT, 3.13%, 4/20/2021	8,153,000	8,210,397
Barclays Bank PLC:
2.65%, 1/11/2021	19,657,000	19,515,863
5.14%, 10/14/2020	4,125,000	4,244,749
Barclays PLC:
2.88%, 6/8/2020	1,827,000	1,822,834
3.20%, 8/10/2021	4,381,000	4,379,642
3.25%, 1/12/2021	6,985,000	6,977,875
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (b)	14,857,000	15,166,174
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	8,273,000	8,157,509
Series MTN, 2.15%, 2/1/2021	7,683,000	7,606,093
Series MTN, 2.63%, 6/29/2020	4,341,000	4,336,225
Series MTN, 3.05%, 6/20/2022	5,033,000	5,066,671
Series MTN, 3.20%, 9/3/2021	5,124,000	5,178,724
BNP Paribas SA:
2.38%, 5/21/2020	5,125,000	5,107,985
Series BKNT, 5.00%, 1/15/2021	13,503,000	14,031,372
BPCE SA:
Series BKNT, 2.65%, 2/3/2021	606,000	603,728
Series MTN, 2.75%, 12/2/2021	7,520,000	7,499,546
Branch Banking & Trust Co.:
Series BKNT, 2.25%, 6/1/2020	3,360,000	3,342,763
Series BKNT, 2.85%, 4/1/2021	865,000	866,505
Canadian Imperial Bank of Commerce:
Security Description	Principal Amount	Value
2.70%, 2/2/2021	$5,405,000	$5,408,838
Series BKNT, 2.10%, 10/5/2020	3,989,000	3,957,287
Capital One NA:
Series BKNT, 2.25%, 9/13/2021	5,164,000	5,079,620
Series BKNT, 2.95%, 7/23/2021	307,000	307,939
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	9,479,000	9,412,268
Series BKNT, 2.13%, 10/20/2020	7,482,000	7,418,478
Series BKNT, 2.85%, 2/12/2021	11,773,000	11,803,257
Series BKNT, 3.05%, 5/1/2020	6,717,000	6,739,771
Series BKNT, 3.40%, 7/23/2021	6,509,000	6,594,008
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (b)	11,646,000	11,692,700
Citigroup, Inc.:
2.35%, 8/2/2021	6,651,000	6,570,057
2.65%, 10/26/2020	12,207,000	12,186,614
2.70%, 3/30/2021	10,666,000	10,655,227
2.75%, 4/25/2022	10,639,000	10,593,040
2.90%, 12/8/2021	14,084,000	14,077,521
4.50%, 1/14/2022	12,906,000	13,460,571
5.38%, 8/9/2020	4,201,000	4,344,296
Citizens Bank NA Series BKNT, 3.25%, 2/14/2022	2,901,000	2,926,674
Citizens Bank NA/Providence RI:
Series BKNT, 2.20%, 5/26/2020	2,235,000	2,217,858
Series BKNT, 2.25%, 10/30/2020	4,436,000	4,397,274
Series BKNT, 2.55%, 5/13/2021	4,014,000	3,987,146
Citizens Financial Group, Inc. 2.38%, 7/28/2021	3,211,000	3,161,326
Comerica Bank Series BKNT, 2.50%, 6/2/2020	561,000	558,257
Commonwealth Bank of Australia:
Series BKNT, 2.55%, 3/15/2021	4,243,000	4,231,459
Series GMTN, 2.40%, 11/2/2020	3,449,000	3,429,927
Compass Bank 3.50%, 6/11/2021	4,586,000	4,623,926
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	9,395,000	9,380,908
2.75%, 1/10/2023	3,980,000	3,944,777

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 4/26/2021	$7,943,000	$7,996,377
3.88%, 2/8/2022	1,765,000	1,815,850
4.50%, 1/11/2021	8,503,000	8,758,940
Series GMTN, 2.50%, 1/19/2021	11,293,000	11,237,890
Credit Suisse AG:
3.00%, 10/29/2021	3,787,000	3,802,375
5.40%, 1/14/2020	4,099,000	4,177,373
Series MTN, 4.38%, 8/5/2020	6,272,000	6,401,454
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	6,931,000	6,920,118
3.13%, 12/10/2020	7,637,000	7,653,038
3.45%, 4/16/2021	6,431,000	6,499,554
3.80%, 9/15/2022	3,864,000	3,930,190
Deutsche Bank AG:
2.70%, 7/13/2020	6,504,000	6,433,887
2.95%, 8/20/2020	2,019,000	1,996,670
3.13%, 1/13/2021	3,773,000	3,723,649
3.15%, 1/22/2021	8,067,000	7,934,217
3.38%, 5/12/2021	3,369,000	3,359,971
3.38%, 5/12/2021	7,774,000	7,652,726
4.25%, 2/4/2021	6,687,000	6,712,076
4.25%, 10/14/2021	12,603,000	12,657,193
2.95%, 8/20/2020	50,000	49,520
3.13%, 1/13/2021 (a)	700,000	693,973
Series D, 5.00%, 2/14/2022	6,909,000	7,066,663
Discover Bank:
7.00%, 4/15/2020	1,479,000	1,538,234
Series BKNT, 3.10%, 6/4/2020	4,961,000	4,972,013
Series BKNT, 3.20%, 8/9/2021	4,399,000	4,419,367
Fifth Third Bancorp 2.88%, 7/27/2020	4,905,000	4,913,289
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	4,616,000	4,576,764
Series BKNT, 2.25%, 6/14/2021	6,409,000	6,339,847
Series BKNT, 2.88%, 10/1/2021	6,282,000	6,290,104
Series BKNT, 3.35%, 7/26/2021	3,323,000	3,370,452
First Horizon National Corp. 3.50%, 12/15/2020	1,245,000	1,251,748
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	3,267,000	3,261,707
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	3,787,000	3,810,366
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	3,128,000	3,117,678
2.35%, 11/15/2021	12,661,000	12,461,589
2.60%, 4/23/2020	8,308,000	8,284,571
Security Description	Principal Amount	Value
2.60%, 12/27/2020	$11,391,000	$11,340,196
2.63%, 4/25/2021	9,077,000	9,030,980
2.75%, 9/15/2020	10,530,000	10,514,100
2.88%, 2/25/2021	4,860,000	4,860,923
3.00%, 4/26/2022	5,827,000	5,813,481
5.25%, 7/27/2021	19,820,000	20,822,297
5.75%, 1/24/2022	9,395,000	10,075,010
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	4,928,000	4,871,870
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	12,324,000	12,229,968
Series D, 6.00%, 6/15/2020	7,062,000	7,323,506
Series GMTN, 5.38%, 3/15/2020	7,376,000	7,547,713
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	4,205,000	4,320,553
HSBC Holdings PLC:
2.65%, 1/5/2022	17,671,000	17,519,736
2.95%, 5/25/2021	15,171,000	15,167,966
3.40%, 3/8/2021	17,660,000	17,813,112
5.10%, 4/5/2021	14,006,000	14,584,868
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	12,787,000	12,816,154
HSBC USA, Inc.:
2.35%, 3/5/2020	4,979,000	4,961,922
2.75%, 8/7/2020	5,356,000	5,353,108
5.00%, 9/27/2020	984,000	1,011,985
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	4,627,000	4,556,485
3.15%, 3/14/2021	3,324,000	3,338,659
7.00%, 12/15/2020	2,319,000	2,468,715
Huntington National Bank:
3.25%, 5/14/2021	4,605,000	4,645,248
Series BKNT, 2.40%, 4/1/2020	3,950,000	3,930,290
Series BKNT, 2.88%, 8/20/2020	482,000	482,525
Series BKNT, 3.13%, 4/1/2022	2,233,000	2,250,484
JPMorgan Chase & Co.:
2.40%, 6/7/2021	8,720,000	8,657,129
2.55%, 10/29/2020	16,147,000	16,104,533
2.55%, 3/1/2021	11,575,000	11,543,863
2.75%, 6/23/2020	9,247,000	9,251,069
4.25%, 10/15/2020	13,295,000	13,591,080
4.35%, 8/15/2021	12,621,000	13,062,861
4.40%, 7/22/2020 (a)	10,753,000	10,998,276
4.50%, 1/24/2022	9,511,000	9,941,183
4.63%, 5/10/2021	8,343,000	8,653,693
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (b)	13,352,000	13,523,306

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	$7,805,000	$7,857,528
Series MTN, 2.30%, 8/15/2021	15,387,000	15,216,666
JPMorgan Chase Bank NA Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (b)	15,832,000	15,862,239
KeyBank NA:
Series BKNT, 2.50%, 11/22/2021	2,811,000	2,796,889
Series BKNT, 3.30%, 2/1/2022	4,677,000	4,753,235
Series BKNT, 3.35%, 6/15/2021	3,612,000	3,662,098
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	3,849,000	3,860,278
Series MTN, 5.10%, 3/24/2021	5,140,000	5,361,945
Lloyds Bank PLC:
2.40%, 3/17/2020	3,423,000	3,407,768
2.70%, 8/17/2020	3,590,000	3,582,425
3.30%, 5/7/2021	4,747,000	4,782,603
6.38%, 1/21/2021	4,464,000	4,729,653
Lloyds Banking Group PLC:
3.00%, 1/11/2022	75,000	74,545
3.10%, 7/6/2021	3,760,000	3,757,970
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	4,934,000	4,812,278
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	3,602,000	3,572,031
Series BKNT, 2.63%, 1/25/2021	3,858,000	3,850,940
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	7,690,000	7,554,733
2.95%, 3/1/2021	6,283,000	6,291,796
3.00%, 2/22/2022	3,903,000	3,911,860
3.22%, 3/7/2022	9,114,000	9,182,264
3.54%, 7/26/2021	4,592,000	4,655,370
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	5,788,000	5,689,315
2.95%, 2/28/2022	8,639,000	8,619,044
Morgan Stanley:
2.75%, 5/19/2022	1,810,000	1,798,923
2.80%, 6/16/2020	11,610,000	11,618,824
5.75%, 1/25/2021	9,855,000	10,349,721
Series GMTN, 2.50%, 4/21/2021	15,720,000	15,616,405
Series GMTN, 5.50%, 7/24/2020	11,376,000	11,764,718
Security Description	Principal Amount	Value
Series GMTN, 5.50%, 7/28/2021	$11,348,000	$12,007,659
Series MTN, 2.63%, 11/17/2021	14,892,000	14,803,393
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	5,728,000	5,783,046
National Australia Bank, Ltd.:
2.50%, 1/12/2021	3,881,000	3,862,371
2.80%, 1/10/2022	2,918,000	2,911,522
3.38%, 9/20/2021	2,904,000	2,937,744
3.70%, 11/4/2021	5,513,000	5,623,866
Series BKNT, 1.88%, 7/12/2021	3,298,000	3,228,247
Series BKNT, 2.63%, 7/23/2020	5,159,000	5,153,170
Series GMTN, 2.50%, 5/22/2022	983,000	971,233
Series GMTN, 2.63%, 1/14/2021	6,108,000	6,087,355
Series MTN, 2.13%, 5/22/2020	6,631,000	6,588,031
National Bank of Canada:
2.15%, 6/12/2020	4,266,000	4,237,844
Series BKNT, 2.20%, 11/2/2020	4,093,000	4,055,672
Natwest Markets PLC 5.63%, 8/24/2020	319,000	328,975
Northern Trust Corp.:
3.38%, 8/23/2021	3,964,000	4,024,411
3.45%, 11/4/2020	1,320,000	1,337,134
PNC Bank NA:
Series BKNT, 2.00%, 5/19/2020	7,027,000	6,976,757
Series BKNT, 2.15%, 4/29/2021	3,500,000	3,467,940
Series BKNT, 2.30%, 6/1/2020 (a)	4,170,000	4,149,859
Series BKNT, 2.45%, 11/5/2020	9,683,000	9,639,039
Series BKNT, 2.50%, 1/22/2021 (a)	6,596,000	6,585,908
Series BKNT, 2.55%, 12/9/2021 (a)	828,000	823,239
Series BKNT, 2.60%, 7/21/2020	7,041,000	7,032,128
Series BKNT, 2.63%, 2/17/2022	1,330,000	1,329,814
Series BKNT, 2.70%, 11/1/2022	7,464,000	7,415,111
PNC Financial Services Group, Inc. 4.38%, 8/11/2020	965,000	986,896
RBC USA Holdco Corp. 5.25%, 9/15/2020	3,852,000	3,979,732
Regions Bank:

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.75%, 4/1/2021	$3,802,000	$3,787,781
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.37%, 8/13/2021 (b)	1,777,000	1,785,121
Regions Financial Corp. 3.20%, 2/8/2021	5,070,000	5,107,417
Royal Bank of Canada:
2.15%, 10/26/2020	11,223,000	11,145,449
Series GMTN, 2.50%, 1/19/2021	4,069,000	4,066,355
Series GMTN, 2.75%, 2/1/2022	6,669,000	6,680,737
Series GMTN, 3.20%, 4/30/2021	10,068,000	10,181,265
Series MTN, 2.35%, 10/30/2020	4,783,000	4,755,833
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	3,527,000	3,514,444
3.70%, 3/28/2022	7,203,000	7,287,563
4.45%, 12/3/2021	5,666,000	5,832,127
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	4,809,000	4,799,334
2.88%, 8/5/2021	8,492,000	8,428,904
3.13%, 1/8/2021	3,715,000	3,714,331
Santander UK PLC:
2.13%, 11/3/2020	3,235,000	3,193,074
2.50%, 1/5/2021	3,719,000	3,688,950
3.40%, 6/1/2021	3,966,000	3,995,864
3.75%, 11/15/2021	2,184,000	2,220,691
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	8,428,000	8,215,952
2.63%, 3/15/2021	4,510,000	4,491,960
Sumitomo Mitsui Banking Corp.:
Series BKNT, 2.45%, 10/20/2020 (a)	5,093,000	5,066,975
Series GMTN, 2.65%, 7/23/2020	4,177,000	4,169,690
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	8,907,000	8,747,387
2.44%, 10/19/2021	7,049,000	6,966,809
2.85%, 1/11/2022	1,513,000	1,511,078
2.93%, 3/9/2021	7,112,000	7,121,459
SunTrust Bank:
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (b)	3,450,000	3,484,604
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (b)	3,300,000	3,341,019
SunTrust Banks, Inc.:
2.70%, 1/27/2022	5,488,000	5,468,353
2.90%, 3/3/2021	3,030,000	3,038,636
Svenska Handelsbanken AB:
Security Description	Principal Amount	Value
1.95%, 9/8/2020 (a)	$4,829,000	$4,777,040
Series BKNT, 1.88%, 9/7/2021	7,288,000	7,131,891
Series BKNT, 2.45%, 3/30/2021	5,127,000	5,102,237
Series BKNT, 3.35%, 5/24/2021	6,602,000	6,677,131
Series GMTN, 2.40%, 10/1/2020	5,445,000	5,412,276
Synchrony Bank Series BKNT, 3.65%, 5/24/2021	2,638,000	2,660,713
Toronto-Dominion Bank:
1.80%, 7/13/2021	6,941,000	6,793,157
Series GMTN, 1.85%, 9/11/2020 (a)	3,223,000	3,188,772
Series GMTN, 2.50%, 12/14/2020	6,544,000	6,529,930
Series GMTN, 2.55%, 1/25/2021	8,088,000	8,069,802
Series GMTN, 3.15%, 9/17/2020	7,371,000	7,427,757
Series MTN, 2.13%, 4/7/2021	7,621,000	7,541,437
Series MTN, 3.00%, 6/11/2020	2,752,000	2,763,971
Series MTN, 3.25%, 6/11/2021	7,497,000	7,586,964
UBS AG:
Series GMTN, 2.35%, 3/26/2020	4,995,000	4,977,518
Series GMTN, 4.88%, 8/4/2020	4,661,000	4,788,665
US Bancorp:
Series MTN, 2.35%, 1/29/2021	196,000	194,669
Series MTN, 3.00%, 3/15/2022	3,971,000	4,008,129
Series MTN, 4.13%, 5/24/2021	4,536,000	4,668,315
Series V, 2.63%, 1/24/2022	1,624,000	1,624,114
US Bank NA:
Series BKNT, 2.05%, 10/23/2020 (a)	3,841,000	3,811,578
Series BKNT, 3.00%, 2/4/2021	6,196,000	6,234,353
Series BKNT, 3.05%, 7/24/2020	3,827,000	3,846,250
Series BKNT, 3.15%, 4/26/2021	4,303,000	4,342,631
Series BKNT, 3.45%, 11/16/2021	9,095,000	9,261,529
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (b)	6,799,000	6,825,924
Wells Fargo & Co.:
2.10%, 7/26/2021	8,000,000	7,873,040
2.50%, 3/4/2021	11,763,000	11,701,950

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.07%, 1/24/2023	$3,379,000	$3,385,217
Series GMTN, 2.60%, 7/22/2020	17,750,000	17,724,618
Series MTN, 2.55%, 12/7/2020	7,744,000	7,711,785
Series MTN, 3.00%, 1/22/2021	5,528,000	5,550,886
Series MTN, 3.50%, 3/8/2022	7,694,000	7,838,570
Series MTN, 4.60%, 4/1/2021	9,472,000	9,785,050
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	15,682,000	15,628,211
Series BKNT, 3.63%, 10/22/2021	14,971,000	15,251,407
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (b)	13,197,000	13,285,288
Westpac Banking Corp.:
2.00%, 8/19/2021	2,341,000	2,300,103
2.10%, 5/13/2021	7,741,000	7,634,716
2.15%, 3/6/2020	5,596,000	5,566,789
2.30%, 5/26/2020	4,732,000	4,710,138
2.60%, 11/23/2020	6,213,000	6,198,896
2.65%, 1/25/2021	9,279,000	9,288,557
2.75%, 1/11/2023	4,934,000	4,900,597
3.05%, 5/15/2020	3,640,000	3,654,232
Zions Bancorp NA:
3.50%, 8/27/2021	2,138,000	2,160,919
Series BKNT, 3.35%, 3/4/2022	4,961,000	5,005,203
		1,872,064,470
BEVERAGES — 1.7%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	523,000	521,834
Anheuser-Busch InBev Worldwide, Inc. 3.75%, 1/15/2022	50,000	51,624
Coca-Cola Co.:
1.55%, 9/1/2021	5,199,000	5,078,799
1.88%, 10/27/2020	7,064,000	6,999,718
2.45%, 11/1/2020	5,697,000	5,698,025
3.15%, 11/15/2020	4,435,000	4,474,782
3.30%, 9/1/2021	7,713,000	7,843,581
Coca-Cola European Partners PLC 3.50%, 9/15/2020	2,588,000	2,612,845
Constellation Brands, Inc.:
2.25%, 11/6/2020	3,221,000	3,189,144
3.75%, 5/1/2021	1,754,000	1,782,573
Diageo Capital PLC:
3.00%, 5/18/2020	5,265,000	5,287,008
4.83%, 7/15/2020	1,214,000	1,247,458
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021 (c)	9,209,000	9,309,194
Molson Coors Brewing Co.:
Security Description	Principal Amount	Value
2.10%, 7/15/2021	$5,074,000	$4,973,636
3.50%, 5/1/2022 (a)	2,546,000	2,581,033
PepsiCo, Inc.:
1.70%, 10/6/2021	484,000	474,383
1.85%, 4/30/2020	8,120,000	8,068,681
2.00%, 4/15/2021	4,275,000	4,237,551
2.15%, 10/14/2020	3,684,000	3,666,501
2.75%, 3/5/2022	4,760,000	4,805,553
3.00%, 8/25/2021	1,771,000	1,780,528
3.13%, 11/1/2020	4,248,000	4,290,905
		88,975,356
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.85%, 8/19/2021	1,514,000	1,481,813
2.13%, 5/1/2020	4,524,000	4,497,399
2.20%, 5/11/2020	4,799,000	4,773,517
3.45%, 10/1/2020	2,438,000	2,464,867
3.88%, 11/15/2021	8,689,000	8,913,958
4.10%, 6/15/2021	5,714,000	5,870,507
Baxalta, Inc. 2.88%, 6/23/2020	2,033,000	2,030,723
Biogen, Inc. 2.90%, 9/15/2020	6,890,000	6,893,238
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	1,721,000	1,768,844
Celgene Corp.:
2.25%, 8/15/2021	765,000	753,671
2.88%, 8/15/2020	8,835,000	8,842,068
2.88%, 2/19/2021	4,237,000	4,233,992
3.55%, 8/15/2022	2,890,000	2,949,158
3.95%, 10/15/2020	221,000	224,686
Genzyme Corp. 5.00%, 6/15/2020	1,019,000	1,047,868
Gilead Sciences, Inc.:
1.95%, 3/1/2022	70,000	68,952
2.55%, 9/1/2020	13,161,000	13,143,364
4.40%, 12/1/2021	4,474,000	4,655,197
4.50%, 4/1/2021	4,913,000	5,082,056
		79,695,878
BUILDING MATERIALS — 0.2%
CRH America, Inc. 5.75%, 1/15/2021	956,000	991,181
Fortune Brands Home & Security, Inc. 3.00%, 6/15/2020	2,186,000	2,188,011
Johnson Controls International PLC:
3.75%, 12/1/2021	3,043,000	3,091,353
4.25%, 3/1/2021	2,617,000	2,674,810
Masco Corp.:
3.50%, 4/1/2021	1,940,000	1,952,998
7.13%, 3/15/2020	464,000	481,358
		11,379,711

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 1.3%
Airgas, Inc. 2.38%, 2/15/2020	$50,000	$49,887
Celanese US Holdings LLC 5.88%, 6/15/2021	2,078,000	2,187,802
Dow Chemical Co.:
4.13%, 11/15/2021	12,227,000	12,580,360
4.25%, 11/15/2020	5,028,000	5,126,649
DowDuPont, Inc. 3.77%, 11/15/2020	6,501,000	6,619,058
Eastman Chemical Co. 3.50%, 12/1/2021	1,586,000	1,607,506
EI du Pont de Nemours & Co. 2.20%, 5/1/2020	6,503,000	6,479,199
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	3,087,000	3,103,701
LyondellBasell Industries NV 6.00%, 11/15/2021	5,811,000	6,211,843
Mosaic Co. 3.75%, 11/15/2021	785,000	795,315
Nutrien, Ltd. 6.50%, 5/15/2019	2,206,000	2,215,728
PPG Industries, Inc. 3.60%, 11/15/2020	474,000	480,470
Praxair, Inc.:
2.25%, 9/24/2020	1,035,000	1,031,046
3.00%, 9/1/2021	1,929,000	1,947,190
4.05%, 3/15/2021	3,799,000	3,906,778
Sherwin-Williams Co.:
2.25%, 5/15/2020	9,909,000	9,850,537
4.20%, 1/15/2022	500,000	514,640
		64,707,709
COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	3,505,000	3,490,104
Block Financial LLC 4.13%, 10/1/2020	2,844,000	2,881,399
Ecolab, Inc. 4.35%, 12/8/2021	4,246,000	4,424,969
Equifax, Inc.:
2.30%, 6/1/2021	927,000	909,211
3.60%, 8/15/2021	3,056,000	3,080,784
Moody's Corp.:
2.75%, 12/15/2021	747,000	745,155
3.25%, 6/7/2021	3,667,000	3,693,512
5.50%, 9/1/2020	1,562,000	1,620,513
S&P Global, Inc. 3.30%, 8/14/2020	3,342,000	3,369,137
Total System Services, Inc.:
3.80%, 4/1/2021	320,000	324,784
4.00%, 6/1/2023	3,864,000	3,972,076
Verisk Analytics, Inc. 5.80%, 5/1/2021	2,981,000	3,145,193
		31,656,837
Security Description	Principal Amount	Value
COMPUTERS — 2.9%
Apple, Inc.:
1.55%, 8/4/2021	$5,508,000	$5,393,268
1.80%, 5/11/2020	10,764,000	10,683,701
2.00%, 5/6/2020	6,518,000	6,483,715
2.00%, 11/13/2020	4,748,000	4,713,102
2.15%, 2/9/2022	8,956,000	8,870,022
2.25%, 2/23/2021	12,476,000	12,425,098
2.50%, 2/9/2022	5,107,000	5,107,562
2.85%, 5/6/2021	12,624,000	12,718,932
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (c)	10,910,000	11,194,096
5.45%, 6/15/2023 (c)	8,906,000	9,489,432
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	3,066,000	3,104,570
3.60%, 10/15/2020	14,313,000	14,450,262
HP, Inc.:
3.75%, 12/1/2020	976,000	989,947
4.30%, 6/1/2021	2,678,000	2,754,510
4.38%, 9/15/2021	1,406,000	1,454,395
4.65%, 12/9/2021	2,646,000	2,757,741
IBM Credit LLC:
1.80%, 1/20/2021 (a)	5,649,000	5,557,882
2.65%, 2/5/2021	8,815,000	8,802,835
3.45%, 11/30/2020	4,525,000	4,578,938
3.60%, 11/30/2021 (a)	6,309,000	6,443,508
International Business Machines Corp.:
1.63%, 5/15/2020	4,059,000	4,012,443
2.25%, 2/19/2021	755,000	748,681
2.90%, 11/1/2021	59,000	59,211
NetApp, Inc. 3.38%, 6/15/2021	2,288,000	2,305,366
Seagate HDD Cayman 4.25%, 3/1/2022	3,000,000	3,016,440
		148,115,657
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series MTN, 2.30%, 5/3/2022	20,000	19,893
Procter & Gamble Co.:
1.85%, 2/2/2021	5,084,000	5,025,534
1.90%, 10/23/2020	1,950,000	1,934,965
Unilever Capital Corp.:
1.38%, 7/28/2021	856,000	834,121
1.80%, 5/5/2020	4,558,000	4,521,536
2.10%, 7/30/2020	368,000	365,457
2.75%, 3/22/2021	3,936,000	3,949,068
4.25%, 2/10/2021	3,597,000	3,707,104
		20,357,678

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	$4,675,000	$4,677,805
3.95%, 2/1/2022	1,920,000	1,947,379
4.13%, 7/3/2023	2,406,000	2,437,687
4.25%, 7/1/2020	1,048,000	1,062,127
4.45%, 12/16/2021	2,061,000	2,115,266
4.50%, 5/15/2021	4,062,000	4,151,323
4.63%, 10/30/2020	4,617,000	4,725,130
4.63%, 7/1/2022	3,072,000	3,175,158
5.00%, 10/1/2021	3,141,000	3,257,814
Air Lease Corp.:
2.50%, 3/1/2021	2,453,000	2,429,083
3.38%, 6/1/2021	1,307,000	1,312,320
3.50%, 1/15/2022	2,253,000	2,271,317
3.75%, 2/1/2022	2,460,000	2,485,141
3.88%, 4/1/2021	3,731,000	3,782,376
Aircastle, Ltd.:
5.13%, 3/15/2021	2,653,000	2,729,857
7.63%, 4/15/2020	1,662,000	1,734,613
American Express Co.:
2.20%, 10/30/2020	14,602,000	14,487,520
3.00%, 2/22/2021	3,576,000	3,592,950
3.38%, 5/17/2021	9,826,000	9,950,004
3.70%, 11/5/2021	7,494,000	7,660,742
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	4,563,000	4,555,882
Series MTN, 1.70%, 10/30/2019	3,569,000	3,550,084
Series MTN, 2.20%, 3/3/2020	6,827,000	6,794,913
Series MTN, 2.25%, 5/5/2021	2,575,000	2,558,520
Series MTN, 2.38%, 5/26/2020	7,037,000	7,013,708
Series MTN, 2.70%, 3/3/2022	222,000	222,244
Ameriprise Financial, Inc. 3.00%, 3/22/2022	2,079,000	2,091,828
BlackRock, Inc. 4.25%, 5/24/2021	3,152,000	3,260,555
Capital One Financial Corp.:
2.40%, 10/30/2020	2,912,000	2,894,033
2.50%, 5/12/2020	7,464,000	7,436,234
3.05%, 3/9/2022	6,348,000	6,355,745
3.45%, 4/30/2021	4,854,000	4,914,141
Charles Schwab Corp.:
3.25%, 5/21/2021	3,575,000	3,619,509
4.45%, 7/22/2020	3,347,000	3,424,282
GE Capital International Funding Co. 2.34%, 11/15/2020	37,680,000	37,211,261
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	4,160,000	4,164,742
International Lease Finance Corp.:
Security Description	Principal Amount	Value
4.63%, 4/15/2021	$286,000	$292,687
8.25%, 12/15/2020	2,595,000	2,800,861
8.63%, 1/15/2022	200,000	226,944
Jefferies Group LLC:
5.13%, 1/20/2023	2,867,000	3,035,838
8.50%, 7/15/2019	1,412,000	1,433,505
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	99,946
Mastercard, Inc. 2.00%, 11/21/2021	1,421,000	1,402,456
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/1/2020	570,000	567,218
2.35%, 6/15/2020	745,000	743,614
2.40%, 4/25/2022	25,000	24,800
Series MTN, 2.90%, 3/15/2021	3,643,000	3,657,645
Nomura Holdings, Inc. 6.70%, 3/4/2020	4,573,000	4,732,323
Stifel Financial Corp. 3.50%, 12/1/2020	10,000	10,057
Synchrony Financial:
3.00%, 8/15/2019	3,799,859	3,800,277
3.75%, 8/15/2021	3,715,000	3,761,883
Visa, Inc. 2.20%, 12/14/2020	13,965,000	13,897,828
Western Union Co. 3.60%, 3/15/2022	1,938,000	1,968,853
		222,510,028
ELECTRIC — 4.1%
Ameren Corp. 2.70%, 11/15/2020	2,092,000	2,083,674
American Electric Power Co., Inc.:
2.15%, 11/13/2020	2,780,000	2,752,617
Series I, 3.65%, 12/1/2021	3,612,000	3,683,337
Appalachian Power Co. 4.60%, 3/30/2021	1,372,000	1,416,439
Arizona Public Service Co. 2.20%, 1/15/2020	136,000	135,278
Berkshire Hathaway Energy Co. 2.38%, 1/15/2021	2,817,000	2,804,971
CenterPoint Energy, Inc. 3.60%, 11/1/2021	2,283,000	2,318,158
Commonwealth Edison Co.:
3.40%, 9/1/2021	873,000	886,549
4.00%, 8/1/2020	50,000	50,737
Consolidated Edison Co. of New York, Inc. 4.45%, 6/15/2020	2,223,000	2,267,882
Consolidated Edison, Inc. 2.00%, 5/15/2021	2,164,000	2,130,501
Consumers Energy Co. 5.65%, 4/15/2020	1,871,000	1,928,271
Dominion Energy, Inc.:
2.58%, 7/1/2020	6,160,000	6,129,446

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 4/1/2021 (d)	$3,181,000	$3,234,854
Series C, 2.00%, 8/15/2021	3,633,000	3,549,877
DPL, Inc. 7.25%, 10/15/2021	4,564,000	4,904,474
DTE Electric Co.:
3.45%, 10/1/2020	530,000	534,977
3.90%, 6/1/2021	189,000	193,011
DTE Energy Co. 2.40%, 12/1/2019	1,469,000	1,464,505
Duke Energy Carolinas LLC:
3.35%, 5/15/2022	2,900,000	2,977,691
3.90%, 6/15/2021	61,000	62,446
4.30%, 6/15/2020	2,141,000	2,182,792
Duke Energy Corp.:
1.80%, 9/1/2021	3,449,000	3,367,845
3.55%, 9/15/2021	3,019,000	3,063,953
5.05%, 9/15/2019	2,409,000	2,430,247
Duke Energy Florida LLC:
1.85%, 1/15/2020	3,354,000	3,327,503
3.10%, 8/15/2021	1,252,000	1,263,606
Duke Energy Indiana LLC 3.75%, 7/15/2020	2,800,000	2,839,844
Edison International 2.13%, 4/15/2020 (a)	4,196,000	4,112,709
Emera US Finance L.P.:
2.15%, 6/15/2019	2,162,000	2,158,000
2.70%, 6/15/2021	4,291,000	4,252,724
Entergy Corp.:
4.00%, 7/15/2022	1,858,000	1,900,232
5.13%, 9/15/2020	1,113,000	1,138,922
Entergy Gulf States Louisiana LLC 3.95%, 10/1/2020	500,000	506,435
Evergy, Inc. 4.85%, 6/1/2021	321,000	330,964
Eversource Energy 2.50%, 3/15/2021	3,819,000	3,797,003
Exelon Corp.:
2.45%, 4/15/2021	16,000	15,770
2.85%, 6/15/2020	3,461,000	3,459,996
5.15%, 12/1/2020	3,006,000	3,097,292
Exelon Generation Co. LLC:
2.95%, 1/15/2020	4,093,000	4,093,082
4.00%, 10/1/2020	5,128,000	5,198,818
4.25%, 6/15/2022	100,000	103,580
Fortis, Inc. 2.10%, 10/4/2021	4,550,000	4,443,212
Georgia Power Co.:
2.40%, 4/1/2021	5,091,000	5,043,959
Series C, 2.00%, 9/8/2020	7,353,000	7,273,735
IPALCO Enterprises, Inc. 3.45%, 7/15/2020	437,000	437,197
Kentucky Utilities Co. 3.25%, 11/1/2020	2,910,000	2,929,584
LG&E & KU Energy LLC 3.75%, 11/15/2020	2,245,000	2,268,999
Security Description	Principal Amount	Value
Nevada Power Co. Series BB, 2.75%, 4/15/2020	$2,710,000	$2,712,764
NextEra Energy Capital Holdings, Inc.:
2.90%, 4/1/2022	4,300,000	4,304,386
4.50%, 6/1/2021	565,000	582,363
Series H, 3.34%, 9/1/2020	3,081,000	3,105,432
Northern States Power Co. 2.20%, 8/15/2020	681,000	677,295
NV Energy, Inc. 6.25%, 11/15/2020	2,782,000	2,930,030
Ohio Power Co. Series M, 5.38%, 10/1/2021	675,000	717,815
Pinnacle West Capital Corp. 2.25%, 11/30/2020	1,613,000	1,595,789
PNM Resources, Inc. 3.25%, 3/9/2021	4,127,000	4,121,718
Progress Energy, Inc. 4.40%, 1/15/2021	1,082,000	1,108,076
PSEG Power LLC 5.13%, 4/15/2020	43,000	43,855
Public Service Co. of Colorado 3.20%, 11/15/2020	858,000	862,831
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	107,000	106,773
Series MTN, 1.90%, 3/15/2021	2,129,000	2,103,367
Series MTN, 2.00%, 8/15/2019	648,000	646,263
Public Service Enterprise Group, Inc.:
1.60%, 11/15/2019	2,554,000	2,535,203
2.00%, 11/15/2021	1,956,000	1,906,865
Puget Energy, Inc.:
6.00%, 9/1/2021	2,781,000	2,954,006
6.50%, 12/15/2020	4,251,000	4,484,508
San Diego Gas & Electric Co. 3.00%, 8/15/2021	1,594,000	1,601,524
SCANA Corp. Series MTN, 4.75%, 5/15/2021	176,000	179,369
Sempra Energy:
2.40%, 2/1/2020	2,146,000	2,136,171
2.85%, 11/15/2020	2,875,000	2,868,100
Southern California Edison Co.:
3.88%, 6/1/2021	3,793,000	3,818,717
Series A, 2.90%, 3/1/2021	5,572,000	5,516,726
Southern Co.:
2.35%, 7/1/2021	3,936,000	3,890,894
2.75%, 6/15/2020	5,045,000	5,044,849
Southern Power Co. Series 15B, 2.38%, 6/1/2020	3,359,000	3,343,549
UIL Holdings Corp. 4.63%, 10/1/2020	921,000	940,157
Virginia Electric & Power Co. 2.95%, 1/15/2022	272,000	272,615

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
WEC Energy Group, Inc.:
2.45%, 6/15/2020	$4,763,000	$4,747,473
3.10%, 3/8/2022	3,582,000	3,613,414
3.38%, 6/15/2021	3,906,000	3,952,481
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,006
Wisconsin Public Service Corp. 3.35%, 11/21/2021	1,394,000	1,415,607
Xcel Energy, Inc.:
2.40%, 3/15/2021	3,920,000	3,892,207
4.70%, 5/15/2020	5,164,000	5,226,484
		210,508,380
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	3,830,000	3,837,584
4.25%, 11/15/2020	4,000	4,083
5.00%, 4/15/2019	150,000	150,114
		3,991,781
ELECTRONICS — 0.6%
Agilent Technologies, Inc. 5.00%, 7/15/2020	3,379,000	3,471,720
Amphenol Corp.:
2.20%, 4/1/2020	1,851,000	1,836,766
3.13%, 9/15/2021	208,000	209,325
Avnet, Inc.:
3.75%, 12/1/2021	2,990,000	3,019,302
5.88%, 6/15/2020	110,000	113,449
FLIR Systems, Inc. 3.13%, 6/15/2021	200,000	199,752
Fortive Corp.:
1.80%, 6/15/2019	292,000	291,022
2.35%, 6/15/2021	2,655,000	2,624,202
Honeywell International, Inc.:
1.85%, 11/1/2021	9,576,000	9,405,930
4.25%, 3/1/2021	288,000	297,590
Jabil, Inc. 5.63%, 12/15/2020	1,372,000	1,420,843
PerkinElmer, Inc. 5.00%, 11/15/2021	3,110,000	3,247,991
Tech Data Corp. 3.70%, 2/15/2022	5,000,000	5,022,500
		31,160,392
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.00%, 3/1/2020	3,506,000	3,576,085
5.25%, 11/15/2021	33,000	35,021
5.50%, 9/15/2019	2,511,000	2,541,006
Waste Management, Inc.:
4.60%, 3/1/2021	1,521,000	1,564,926
4.75%, 6/30/2020	4,674,000	4,787,298
		12,504,336
Security Description	Principal Amount	Value
FOOD — 1.4%
Campbell Soup Co.:
3.30%, 3/15/2021	$7,354,000	$7,394,373
4.25%, 4/15/2021	937,000	959,226
Conagra Brands, Inc. 3.80%, 10/22/2021	6,334,000	6,449,975
General Mills, Inc. 3.20%, 4/16/2021	6,521,000	6,577,537
Hershey Co.:
2.90%, 5/15/2020	1,694,000	1,702,301
3.10%, 5/15/2021	3,561,000	3,596,859
Ingredion, Inc. 4.63%, 11/1/2020	1,954,000	1,998,981
JM Smucker Co.:
2.50%, 3/15/2020	3,863,000	3,851,334
3.50%, 10/15/2021	2,968,000	3,009,018
Kellogg Co.:
3.25%, 5/14/2021	3,725,000	3,756,886
4.00%, 12/15/2020	3,497,000	3,567,744
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,610,000	5,597,826
3.38%, 6/15/2021	2,753,000	2,768,609
3.50%, 6/6/2022	9,000	9,105
Kroger Co.:
2.60%, 2/1/2021	1,418,000	1,410,967
2.95%, 11/1/2021	828,000	828,580
3.30%, 1/15/2021	4,611,000	4,644,015
Mondelez International, Inc. 3.00%, 5/7/2020	3,949,000	3,958,162
Sysco Corp.:
2.50%, 7/15/2021	3,954,000	3,919,758
2.60%, 10/1/2020	3,763,000	3,755,775
2.60%, 6/12/2022	9,000	8,921
Tyson Foods, Inc.:
2.25%, 8/23/2021	2,367,000	2,327,613
4.50%, 6/15/2022	800,000	835,760
		72,929,325
FOREST PRODUCTS & PAPER — 0.0% (e)
International Paper Co. 4.75%, 2/15/2022	1,521,000	1,594,054
GAS — 0.1%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,797,000	1,841,332
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,877,000	2,875,158
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	1,028,000	1,036,985
		5,753,475
HEALTH CARE PRODUCTS — 1.4%
Abbott Laboratories:
2.55%, 3/15/2022	1,450,000	1,443,388

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 11/30/2021	$15,505,000	$15,569,501
Baxter International, Inc. 1.70%, 8/15/2021	100,000	97,329
Becton Dickinson and Co.:
2.40%, 6/5/2020	5,587,000	5,552,584
2.68%, 12/15/2019	1,987,000	1,982,132
3.13%, 11/8/2021	3,799,000	3,814,956
3.25%, 11/12/2020	2,884,000	2,895,334
Covidien International Finance SA 3.20%, 6/15/2022	600,000	610,050
Danaher Corp. 2.40%, 9/15/2020	3,076,000	3,059,636
Life Technologies Corp. 6.00%, 3/1/2020	4,085,000	4,195,377
Medtronic, Inc. 3.15%, 3/15/2022	5,008,000	5,088,829
Stryker Corp. 2.63%, 3/15/2021	2,761,000	2,752,606
Thermo Fisher Scientific, Inc.:
3.15%, 1/15/2023	2,982,000	3,002,009
3.30%, 2/15/2022	50,000	50,656
3.60%, 8/15/2021	4,668,000	4,746,376
4.50%, 3/1/2021	4,125,000	4,259,104
4.70%, 5/1/2020	2,715,000	2,769,490
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/2020	10,904,000	10,877,721
		72,767,078
HEALTH CARE SERVICES — 1.7%
Aetna, Inc. 4.13%, 6/1/2021	1,656,000	1,689,219
Anthem, Inc.:
2.50%, 11/21/2020	4,637,000	4,613,212
3.70%, 8/15/2021	3,640,000	3,706,539
4.35%, 8/15/2020	5,893,000	6,011,390
Cigna Corp. 4.38%, 12/15/2020	250,000	255,435
Cigna Holding Co.:
4.00%, 2/15/2022	2,997,000	3,078,998
4.50%, 3/15/2021	3,564,000	3,656,878
5.13%, 6/15/2020	2,103,000	2,159,003
Coventry Health Care, Inc. 5.45%, 6/15/2021	4,205,000	4,393,847
HCA, Inc. 5.88%, 3/15/2022	6,929,000	7,430,452
Humana, Inc. 2.50%, 12/15/2020	3,726,000	3,696,863
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	5,602,000	5,587,603
3.20%, 2/1/2022	3,200,000	3,221,216
4.63%, 11/15/2020	2,131,000	2,177,818
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	2,835,000	2,825,559
4.70%, 4/1/2021	195,000	201,232
Security Description	Principal Amount	Value
4.75%, 1/30/2020	$966,000	$980,818
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	3,591,000	3,552,433
2.13%, 3/15/2021	4,276,000	4,237,602
2.70%, 7/15/2020	7,804,000	7,817,267
2.88%, 12/15/2021	3,083,000	3,099,494
2.88%, 3/15/2022	250,000	251,397
3.15%, 6/15/2021	8,237,000	8,324,559
3.38%, 11/15/2021	3,065,000	3,115,266
3.88%, 10/15/2020	2,593,000	2,634,799
4.70%, 2/15/2021	185,000	191,011
		88,909,910
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	2,854,000	2,833,137
4.00%, 2/15/2020	3,737,000	3,769,325
		6,602,462
HOME FURNISHINGS — 0.0% (e)
Whirlpool Corp. Series MTN, 4.85%, 6/15/2021	1,383,000	1,435,983
HOUSEHOLD PRODUCTS & WARES — 0.0% (e)
Kimberly-Clark Corp. 1.85%, 3/1/2020 (a)	247,000	244,994
HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.15%, 4/1/2021	27,000	26,906
4.70%, 8/15/2020	1,294,000	1,320,035
Tupperware Brands Corp. 4.75%, 6/1/2021	3,435,000	3,522,009
		4,868,950
INSURANCE — 1.4%
AEGON Funding Co. LLC 5.75%, 12/15/2020	961,000	1,007,359
Alleghany Corp. 5.63%, 9/15/2020	1,532,000	1,584,563
Alterra Finance LLC 6.25%, 9/30/2020	764,000	798,388
American International Group, Inc.:
3.30%, 3/1/2021	8,432,000	8,485,543
3.38%, 8/15/2020	3,031,000	3,058,855
6.40%, 12/15/2020	3,630,000	3,838,217
Aon Corp. 5.00%, 9/30/2020	1,962,000	2,029,061
Aon PLC 2.80%, 3/15/2021	1,092,000	1,089,390
AXIS Specialty Finance LLC 5.88%, 6/1/2020	2,375,000	2,449,884
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	3,241,000	3,260,802

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 1/15/2021	$5,496,000	$5,675,060
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	4,670,000	4,647,491
3.40%, 1/31/2022	2,020,000	2,074,156
3.75%, 8/15/2021 (a)	279,000	287,158
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	4,486,000	4,461,865
CNA Financial Corp.:
5.75%, 8/15/2021	2,343,000	2,495,787
5.88%, 8/15/2020	2,249,000	2,338,870
Lincoln National Corp.:
4.20%, 3/15/2022	600,000	621,546
4.85%, 6/24/2021	694,000	721,614
Manulife Financial Corp. 4.90%, 9/17/2020	481,000	494,420
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	2,208,000	2,200,184
2.75%, 1/30/2022	351,000	350,519
3.50%, 12/29/2020	3,709,000	3,758,478
4.80%, 7/15/2021	870,000	903,408
MetLife, Inc.:
4.75%, 2/8/2021	687,000	711,670
3.05%, 12/15/2022	2,000,000	2,024,700
PartnerRe Finance B LLC 5.50%, 6/1/2020	90,000	92,288
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020	66,000	67,787
Series MTN, 4.50%, 11/16/2021	1,889,000	1,972,475
Series MTN, 5.38%, 6/21/2020	1,400,000	1,444,884
Reinsurance Group of America, Inc. 5.00%, 6/1/2021	205,000	213,372
Travelers Cos., Inc. 3.90%, 11/1/2020	2,785,000	2,840,477
Trinity Acquisition PLC 3.50%, 9/15/2021	1,419,000	1,429,458
Unum Group:
3.00%, 5/15/2021	1,552,000	1,552,124
5.63%, 9/15/2020	985,000	1,020,401
Willis Towers Watson PLC 5.75%, 3/15/2021	1,391,000	1,458,255
		73,460,509
INTERNET — 0.9%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021 (a)	5,342,000	5,372,824
Alphabet, Inc. 3.63%, 5/19/2021	1,411,000	1,446,825
Amazon.com, Inc.:
1.90%, 8/21/2020	8,975,000	8,900,956
3.30%, 12/5/2021	504,000	514,110
Baidu, Inc.:
2.75%, 6/9/2019	2,947,000	2,946,617
3.00%, 6/30/2020 (a)	1,448,000	1,447,696
Security Description	Principal Amount	Value
eBay, Inc.:
2.15%, 6/5/2020	$8,282,000	$8,227,670
2.88%, 8/1/2021	1,113,000	1,112,800
3.25%, 10/15/2020	32,000	32,156
3.80%, 3/9/2022	8,521,000	8,702,497
Expedia Group, Inc. 5.95%, 8/15/2020	2,034,000	2,113,346
JD.com, Inc. 3.13%, 4/29/2021	5,770,000	5,727,129
		46,544,626
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	3,140,000	3,142,198
FS KKR Capital Corp. 4.25%, 1/15/2020	3,580,000	3,583,150
		6,725,348
IRON/STEEL — 0.3%
ArcelorMittal:
5.13%, 6/1/2020	1,061,000	1,085,414
5.25%, 8/5/2020 (a)	5,293,000	5,439,987
5.50%, 3/1/2021	3,667,000	3,832,712
6.25%, 2/25/2022	3,810,000	4,110,456
		14,468,569
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	4,090,000	4,162,516
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	1,243,000	1,237,729
		5,400,245
LODGING — 0.1%
Marriott International, Inc.:
2.30%, 1/15/2022	4,884,000	4,799,653
2.88%, 3/1/2021	90,000	89,808
3.38%, 10/15/2020	1,037,000	1,042,061
Series N, 3.13%, 10/15/2021	705,000	705,924
		6,637,446
MACHINERY, CONSTRUCTION & MINING — 0.7%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	2,023,000	2,025,266
2.88%, 5/8/2022	15,000	15,104
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	3,575,000	3,505,609
1.93%, 10/1/2021	205,000	201,271
Series GMTN, 1.85%, 9/4/2020	5,855,000	5,794,459
Series MTN, 2.90%, 3/15/2021	3,479,000	3,498,970
Series MTN, 2.95%, 5/15/2020	5,111,000	5,129,655

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.95%, 2/26/2022	$7,720,000	$7,789,480
Series MTN, 3.15%, 9/7/2021	3,258,000	3,295,825
Series MTN, 3.35%, 12/7/2020	3,247,000	3,283,464
Caterpillar, Inc. 3.90%, 5/27/2021	1,149,000	1,181,310
		35,720,413
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	1,777,000	1,778,404
3.88%, 10/15/2021	500,000	506,445
4.38%, 11/6/2020 (a)	2,706,000	2,753,274
4.88%, 4/1/2021	2,483,000	2,553,915
Dover Corp. 4.30%, 3/1/2021	381,000	388,871
John Deere Capital Corp.:
2.55%, 1/8/2021	4,083,000	4,076,753
3.20%, 1/10/2022	3,478,000	3,533,752
Series 0014, 2.45%, 9/11/2020	974,000	971,750
Series DMTN, 2.35%, 1/8/2021	3,625,000	3,608,579
Series MTN, 1.95%, 6/22/2020	2,076,000	2,060,492
Series MTN, 2.38%, 7/14/2020	5,401,000	5,389,658
Series MTN, 2.80%, 3/4/2021	88,000	88,367
Series MTN, 2.88%, 3/12/2021	3,582,000	3,599,122
Series MTN, 2.95%, 4/1/2022	3,971,000	4,010,035
Series MTN, 3.13%, 9/10/2021	3,322,000	3,359,306
Series MTN, 3.90%, 7/12/2021 (a)	1,159,000	1,193,040
Roper Technologies, Inc.:
2.80%, 12/15/2021	2,278,000	2,266,701
3.00%, 12/15/2020	3,855,000	3,856,195
Xylem, Inc. 4.88%, 10/1/2021	23,000	24,055
		46,018,714
MEDIA — 2.0%
21st Century Fox America, Inc. 4.50%, 2/15/2021	620,000	639,983
CBS Corp. 4.30%, 2/15/2021	974,000	996,850
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	5,458,000	5,497,843
4.46%, 7/23/2022	1,995,000	2,064,466
Comcast Corp.:
1.63%, 1/15/2022	3,514,000	3,417,260
Security Description	Principal Amount	Value
3.30%, 10/1/2020	$11,332,000	$11,439,541
3.45%, 10/1/2021	13,388,000	13,652,413
Discovery Communications LLC:
2.80%, 6/15/2020 (c)	2,471,000	2,457,187
3.50%, 6/15/2022 (c)	3,000	3,025
4.38%, 6/15/2021	2,075,000	2,132,249
5.05%, 6/1/2020	5,065,000	5,167,364
Fox Corp. 3.67%, 1/25/2022 (c)	4,570,000	4,663,045
NBCUniversal Media LLC:
4.38%, 4/1/2021	8,499,000	8,757,030
5.15%, 4/30/2020	8,802,000	9,023,370
Time Warner Cable LLC:
4.00%, 9/1/2021	100,000	101,616
4.13%, 2/15/2021 (a)	9,300,000	9,456,054
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021	2,087,000	2,077,608
Series GMTN, 2.15%, 9/17/2020	2,820,000	2,805,195
Series MTN, 1.80%, 6/5/2020	3,570,000	3,536,906
Series MTN, 2.45%, 3/4/2022	9,000	8,971
Series MTN, 2.55%, 2/15/2022	200,000	199,930
Series MTN, 3.75%, 6/1/2021	5,917,000	6,067,173
Viacom, Inc.:
3.88%, 12/15/2021	2,930,000	2,988,014
4.50%, 3/1/2021	392,000	401,726
Walt Disney Co.:
2.75%, 8/16/2021	39,000	39,237
3.00%, 9/15/2022 (c)	2,139,000	2,163,128
4.50%, 2/15/2021 (c)	852,000	881,803
5.65%, 8/15/2020 (c)	1,690,000	1,757,515
Warner Media LLC 4.00%, 1/15/2022	1,684,000	1,729,889
		104,126,391
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 2.25%, 6/15/2020	2,122,000	2,112,112
MINING — 0.2%
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	1,555,000	1,568,622
3.25%, 11/21/2021	75,000	76,042
Goldcorp, Inc. 3.63%, 6/9/2021	3,328,000	3,357,919
Kinross Gold Corp. 5.13%, 9/1/2021	2,900,000	2,994,627
Newmont Mining Corp. 3.50%, 3/15/2022	1,428,000	1,446,721
Southern Copper Corp. 5.38%, 4/16/2020	2,107,000	2,162,541
		11,606,472

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
Series MTN, 1.63%, 9/19/2021	$3,391,000	$3,320,569
Series MTN, 2.00%, 8/7/2020	3,000	2,978
Series MTN, 2.75%, 3/1/2022	5,174,000	5,215,651
Series MTN, 3.00%, 9/14/2021	2,792,000	2,830,892
General Electric Co.:
5.30%, 2/11/2021	6,787,000	7,025,495
Series GMTN, 4.63%, 1/7/2021	2,548,000	2,615,242
Series MTN, 4.38%, 9/16/2020	3,788,300	3,860,884
Series MTN, 4.65%, 10/17/2021	7,315,000	7,571,830
Series MTN, 5.55%, 5/4/2020	2,848,000	2,922,333
Illinois Tool Works, Inc. 3.38%, 9/15/2021	200,000	203,286
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/2021	4,435,000	4,434,202
Ingersoll-Rand Luxembourg Finance SA 2.63%, 5/1/2020	2,181,000	2,174,631
Textron, Inc. 7.25%, 10/1/2019 (a)	1,386,000	1,413,235
		43,591,228
OIL & GAS — 3.5%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	2,727,000	2,825,336
Apache Corp.:
3.25%, 4/15/2022	5,000	5,012
3.63%, 2/1/2021	2,709,000	2,738,555
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	2,590,000	2,552,678
4.50%, 10/1/2020	12,330,000	12,656,375
4.74%, 3/11/2021	4,033,000	4,189,722
BP Capital Markets PLC:
3.56%, 11/1/2021	3,811,000	3,889,392
4.50%, 10/1/2020	988,000	1,012,838
Canadian Natural Resources, Ltd. 3.45%, 11/15/2021	1,156,000	1,169,005
Cenovus Energy, Inc. 5.70%, 10/15/2019	1,503,462	1,524,781
Chevron Corp.:
2.10%, 5/16/2021	13,639,000	13,539,844
2.42%, 11/17/2020	2,998,000	2,991,794
2.43%, 6/24/2020	3,408,000	3,402,547
2.50%, 3/3/2022	6,750,000	6,750,945
Devon Energy Corp. 4.00%, 7/15/2021	901,000	919,651
Security Description	Principal Amount	Value
Encana Corp. 3.90%, 11/15/2021	$100,000	$102,025
EOG Resources, Inc.:
2.45%, 4/1/2020	2,559,000	2,550,530
4.10%, 2/1/2021	6,563,000	6,719,921
4.40%, 6/1/2020	2,256,000	2,298,368
EQT Corp.:
2.50%, 10/1/2020	3,902,000	3,854,240
4.88%, 11/15/2021 (a)	3,927,000	4,074,027
Exxon Mobil Corp.:
2.22%, 3/1/2021	15,444,000	15,368,170
2.40%, 3/6/2022	10,000	9,995
Marathon Oil Corp. 2.70%, 6/1/2020	3,868,000	3,852,953
Marathon Petroleum Corp.:
3.40%, 12/15/2020	4,013,000	4,047,151
5.13%, 3/1/2021	3,905,000	4,068,112
Newfield Exploration Co. 5.75%, 1/30/2022	3,496,000	3,730,791
Noble Energy, Inc. 4.15%, 12/15/2021	4,975,000	5,094,002
Occidental Petroleum Corp.:
3.13%, 2/15/2022	90,000	91,229
Series 1, 4.10%, 2/1/2021	5,693,000	5,825,989
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	2,663,000	2,688,405
7.50%, 1/15/2020	3,295,000	3,409,699
Shell International Finance B.V.:
1.38%, 9/12/2019	500	497
1.75%, 9/12/2021	5,562,000	5,444,531
1.88%, 5/10/2021	5,158,000	5,090,379
2.13%, 5/11/2020	10,607,000	10,545,479
2.25%, 11/10/2020	4,888,000	4,868,057
Total Capital International SA:
2.75%, 6/19/2021	4,819,000	4,831,240
2.88%, 2/17/2022	7,610,000	7,675,446
Total Capital SA:
4.13%, 1/28/2021	202,000	207,688
4.25%, 12/15/2021	5,000	5,213
4.45%, 6/24/2020	8,832,000	9,030,190
Valero Energy Corp. 6.13%, 2/1/2020	3,764,000	3,858,778
		179,511,580
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	2,756,000	2,778,213
Halliburton Co. 3.25%, 11/15/2021	1,105,000	1,117,387
		3,895,600
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc.:
4.50%, 10/15/2021	38,000	39,146
6.80%, 8/1/2019	2,469,000	2,496,480

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Packaging Corp. of America 2.45%, 12/15/2020	$3,786,000	$3,758,817
WestRock RKT LLC 3.50%, 3/1/2020	1,119,000	1,124,360
		7,418,803
PHARMACEUTICALS — 5.7%
AbbVie, Inc.:
2.30%, 5/14/2021	7,616,000	7,526,740
2.50%, 5/14/2020	18,359,000	18,307,962
3.38%, 11/14/2021	5,415,000	5,484,149
Allergan Funding SCS:
3.00%, 3/12/2020	16,309,000	16,297,747
3.45%, 3/15/2022	15,983,000	16,127,326
Allergan, Inc. 3.38%, 9/15/2020	3,461,000	3,478,997
AmerisourceBergen Corp. 3.50%, 11/15/2021	3,172,000	3,205,782
AstraZeneca PLC 2.38%, 11/16/2020	6,658,000	6,617,719
Cardinal Health, Inc.:
2.62%, 6/15/2022 (a)	2,642,000	2,607,601
4.63%, 12/15/2020	153,000	156,759
Cigna Corp.:
3.20%, 9/17/2020 (c)	8,120,000	8,163,117
3.40%, 9/17/2021 (c)	5,665,000	5,724,029
CVS Health Corp.:
2.13%, 6/1/2021	3,602,000	3,541,919
2.80%, 7/20/2020	14,410,000	14,392,852
3.35%, 3/9/2021	16,070,000	16,199,846
3.50%, 7/20/2022	5,318,000	5,384,794
4.13%, 5/15/2021	1,222,000	1,247,857
Express Scripts Holding Co.:
2.60%, 11/30/2020	5,611,000	5,585,414
3.30%, 2/25/2021	3,095,000	3,122,731
3.90%, 2/15/2022	7,060,000	7,248,926
4.75%, 11/15/2021	3,734,000	3,897,474
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	9,940,000	9,991,887
3.13%, 5/14/2021	4,234,000	4,278,796
Johnson & Johnson:
1.65%, 3/1/2021	4,418,000	4,351,951
1.95%, 11/10/2020	2,482,000	2,463,112
2.25%, 3/3/2022	1,551,000	1,543,105
2.95%, 9/1/2020	1,600,000	1,612,944
McKesson Corp. 3.65%, 11/30/2020	4,188,000	4,235,618
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	3,179,000	3,187,806
4.90%, 11/1/2019	2,441,000	2,469,389
Medco Health Solutions, Inc. 4.13%, 9/15/2020	3,131,000	3,184,697
Merck & Co., Inc.:
2.35%, 2/10/2022	7,476,000	7,460,824
3.88%, 1/15/2021	1,288,000	1,314,932
Security Description	Principal Amount	Value
Mylan NV:
3.15%, 6/15/2021	$14,168,000	$14,124,504
3.75%, 12/15/2020	150,000	151,414
Novartis Capital Corp. 4.40%, 4/24/2020	3,959,000	4,030,143
Perrigo Finance Unlimited Co. 3.50%, 12/15/2021	729,000	714,529
Pfizer, Inc.:
1.95%, 6/3/2021	5,077,000	5,013,030
2.20%, 12/15/2021	1,571,000	1,559,469
2.80%, 3/11/2022	7,636,000	7,706,633
3.00%, 9/15/2021 (a)	5,337,000	5,410,224
5.20%, 8/12/2020	300,000	310,779
Sanofi 4.00%, 3/29/2021	13,561,000	13,925,113
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	3,491,000	3,475,605
2.40%, 9/23/2021	14,116,000	13,938,421
Takeda Pharmaceutical Co., Ltd.:
3.80%, 11/26/2020 (c)	4,008,000	4,065,435
4.00%, 11/26/2021 (c)	9,487,000	9,726,547
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,942,000	1,929,377
Zoetis, Inc.:
3.25%, 8/20/2021	3,690,000	3,717,232
3.45%, 11/13/2020	1,060,000	1,069,837
		291,283,094
PIPELINES — 2.7%
Buckeye Partners L.P. 4.88%, 2/1/2021	2,653,000	2,715,239
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	3,079,000	3,091,285
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	3,037,000	3,114,778
4.38%, 10/15/2020	1,916,000	1,956,025
5.20%, 3/15/2020	3,879,000	3,963,873
Energy Transfer Operating L.P.:
4.15%, 10/1/2020	7,291,000	7,407,583
5.20%, 2/1/2022	10,791,000	11,337,348
Energy Transfer Partners L.P. 4.65%, 6/1/2021	3,994,000	4,113,620
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
5.75%, 9/1/2020	549,000	566,162
5.88%, 3/1/2022	15,000	16,018
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,004,000	3,004,000
Enterprise Products Operating LLC:
2.80%, 2/15/2021	6,984,000	6,988,330
2.85%, 4/15/2021	583,000	583,402
3.50%, 2/1/2022	8,515,000	8,675,763
4.05%, 2/15/2022	22,000	22,708

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 9/1/2020	$5,392,000	$5,573,333
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	3,084,000	3,112,342
5.00%, 10/1/2021	1,883,000	1,966,116
5.30%, 9/15/2020	3,780,000	3,905,080
5.80%, 3/1/2021	3,704,000	3,895,200
6.50%, 4/1/2020	811,000	838,858
Kinder Morgan, Inc.:
3.05%, 12/1/2019	2,980,000	2,981,341
6.50%, 9/15/2020	530,000	556,532
Magellan Midstream Partners L.P. 4.25%, 2/1/2021	93,000	95,292
ONEOK, Inc. 4.25%, 2/1/2022	2,485,000	2,557,413
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,558,000	3,548,536
3.65%, 6/1/2022	2,250,000	2,266,268
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	4,126,000	4,285,676
6.25%, 3/15/2022	8,981,000	9,705,767
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	787,000	808,839
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021 (a)	54,000	55,384
4.65%, 2/15/2022	3,480,000	3,620,174
TC PipeLines L.P. 4.65%, 6/15/2021	293,000	300,337
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020	6,102,000	6,198,961
9.88%, 1/1/2021	1,454,000	1,618,026
Western Gas Partners L.P. 5.38%, 6/1/2021	2,896,000	3,002,804
Williams Cos., Inc.:
3.60%, 3/15/2022	7,833,000	7,950,652
4.00%, 11/15/2021	1,791,000	1,836,939
4.13%, 11/15/2020	1,413,000	1,435,311
5.25%, 3/15/2020	5,771,000	5,892,826
7.88%, 9/1/2021	1,978,000	2,187,787
		137,751,928
REAL ESTATE INVESTMENT TRUSTS — 1.7%
American Campus Communities Operating Partnership L.P. 3.35%, 10/1/2020	2,960,000	2,970,301
American Tower Corp.:
2.80%, 6/1/2020	6,445,000	6,440,424
3.00%, 6/15/2023	2,956,000	2,945,181
3.30%, 2/15/2021	5,093,000	5,121,877
3.45%, 9/15/2021	2,435,000	2,462,710
Security Description	Principal Amount	Value
5.05%, 9/1/2020	$1,262,000	$1,301,135
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	2,926,000	2,959,473
Series GMTN, 3.95%, 1/15/2021	563,000	572,819
Boston Properties L.P.:
4.13%, 5/15/2021	2,350,000	2,405,765
5.63%, 11/15/2020	666,000	691,608
Corporate Office Properties L.P. 3.70%, 6/15/2021	1,230,000	1,227,848
Crown Castle International Corp.:
2.25%, 9/1/2021	3,281,000	3,229,718
3.40%, 2/15/2021	5,750,000	5,797,667
4.88%, 4/15/2022	4,399,000	4,634,962
Digital Realty Trust L.P.:
3.40%, 10/1/2020	2,568,000	2,587,029
5.25%, 3/15/2021	645,000	668,781
ERP Operating L.P.:
4.63%, 12/15/2021	2,406,000	2,515,738
4.75%, 7/15/2020	3,260,000	3,328,167
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	1,950,000	1,977,963
4.88%, 11/1/2020	3,883,000	3,955,224
HCP, Inc. 2.63%, 2/1/2020	3,465,000	3,456,580
Healthcare Trust of America Holdings L.P. 3.38%, 7/15/2021	2,040,000	2,045,304
Highwoods Realty L.P. 3.20%, 6/15/2021	190,000	189,417
Hospitality Properties Trust 4.25%, 2/15/2021	1,340,000	1,347,531
Host Hotels & Resorts L.P. 5.25%, 3/15/2022	289,000	302,456
Kimco Realty Corp. 3.20%, 5/1/2021	197,000	197,429
Office Properties Income Trust 4.15%, 2/1/2022	645,000	648,457
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	1,405,000	1,423,490
Simon Property Group L.P.:
2.35%, 1/30/2022	2,886,000	2,864,009
2.50%, 9/1/2020	3,275,000	3,270,284
2.50%, 7/15/2021	1,657,000	1,650,223
4.13%, 12/1/2021	3,214,000	3,328,579
4.38%, 3/1/2021	3,769,000	3,875,813
UDR, Inc.:
3.70%, 10/1/2020	100,000	101,004
Series 0001, 4.63%, 1/10/2022	1,600,000	1,662,704
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	2,170,000	2,164,553

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
VEREIT Operating Partnership L.P. 4.13%, 6/1/2021	$403,000	$407,937
Vornado Realty L.P. 5.00%, 1/15/2022	200,000	211,028
Welltower, Inc. 4.95%, 1/15/2021	215,000	221,519
Weyerhaeuser Co. 4.70%, 3/15/2021	2,280,000	2,342,700
		89,505,407
RETAIL — 2.7%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	3,373,000	3,497,295
AutoNation, Inc.:
3.35%, 1/15/2021	1,843,000	1,843,332
5.50%, 2/1/2020	2,773,000	2,828,848
AutoZone, Inc.:
1.63%, 4/21/2019	843,000	842,309
4.00%, 11/15/2020	200,000	202,928
Best Buy Co., Inc. 5.50%, 3/15/2021 (a)	3,025,000	3,150,991
Costco Wholesale Corp.:
2.15%, 5/18/2021	3,420,000	3,392,572
2.25%, 2/15/2022	19,000	18,891
Family Dollar Stores, Inc. 5.00%, 2/1/2021	1,079,000	1,111,651
Home Depot, Inc.:
1.80%, 6/5/2020	6,023,000	5,975,900
2.00%, 4/1/2021	11,559,000	11,443,179
3.25%, 3/1/2022	4,077,000	4,168,610
4.40%, 4/1/2021	140,000	144,626
Lowe's Cos., Inc.:
3.12%, 4/15/2022	519,000	523,666
3.75%, 4/15/2021	3,355,000	3,413,276
3.80%, 11/15/2021	400,000	408,944
4.63%, 4/15/2020	428,000	432,331
Macy's Retail Holdings, Inc.:
3.45%, 1/15/2021	4,492,000	4,498,648
3.88%, 1/15/2022	1,050,000	1,058,767
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	4,839,000	4,819,789
Series MTN, 2.63%, 1/15/2022	8,187,000	8,174,310
Series MTN, 2.75%, 12/9/2020	3,926,000	3,932,753
Series MTN, 3.50%, 7/15/2020	868,000	877,539
Series MTN, 3.63%, 5/20/2021	2,180,000	2,222,423
Nordstrom, Inc.:
4.00%, 10/15/2021	3,849,000	3,931,215
4.75%, 5/1/2020	363,000	370,144
O'Reilly Automotive, Inc.:
4.63%, 9/15/2021	2,965,000	3,086,446
4.88%, 1/14/2021	1,730,000	1,786,225
Security Description	Principal Amount	Value
Starbucks Corp.:
2.10%, 2/4/2021	$7,057,000	$6,990,170
2.20%, 11/22/2020	2,784,000	2,766,155
Target Corp.:
2.90%, 1/15/2022 (a)	5,695,000	5,771,484
3.88%, 7/15/2020	4,360,000	4,437,128
TJX Cos., Inc. 2.75%, 6/15/2021	993,000	996,674
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	6,039,000	6,104,644
Walmart, Inc.:
1.90%, 12/15/2020	7,651,000	7,582,677
2.85%, 6/23/2020	8,798,000	8,835,567
3.13%, 6/23/2021	12,501,000	12,672,139
3.25%, 10/25/2020	2,104,000	2,130,048
3.63%, 7/8/2020	140,000	142,076
		136,586,370
SEMICONDUCTORS — 1.9%
Analog Devices, Inc.:
2.50%, 12/5/2021	3,000	2,972
2.95%, 1/12/2021	7,494,000	7,511,236
Applied Materials, Inc.:
2.63%, 10/1/2020	3,747,000	3,742,429
4.30%, 6/15/2021	3,372,000	3,496,123
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	4,085,000	4,022,622
3.00%, 1/15/2022	19,628,000	19,550,273
Broadcom, Inc.:
3.13%, 4/15/2021 (c)	6,500,000	6,492,330
3.13%, 10/15/2022 (c)	2,000,000	1,990,860
Intel Corp.:
1.70%, 5/19/2021	4,346,000	4,272,727
1.85%, 5/11/2020	4,307,000	4,274,956
2.35%, 5/11/2022	19,000	18,918
2.45%, 7/29/2020	9,870,000	9,861,117
3.30%, 10/1/2021	9,126,000	9,293,645
KLA-Tencor Corp. 4.13%, 11/1/2021	2,176,000	2,233,555
Lam Research Corp. 2.80%, 6/15/2021	3,757,000	3,752,980
NVIDIA Corp. 2.20%, 9/16/2021	9,765,000	9,628,583
QUALCOMM, Inc.:
2.25%, 5/20/2020	8,600,000	8,563,106
3.00%, 5/20/2022	139,000	140,063
Texas Instruments, Inc.:
1.75%, 5/1/2020	323,000	320,154
2.75%, 3/12/2021	893,000	895,795
		100,064,444
SOFTWARE — 2.3%
Activision Blizzard, Inc. 2.30%, 9/15/2021	4,873,000	4,806,094
Autodesk, Inc. 3.13%, 6/15/2020	2,061,000	2,064,998

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	$2,968,000	$3,004,299
CA, Inc. 3.60%, 8/1/2020	2,863,000	2,866,865
Electronic Arts, Inc. 3.70%, 3/1/2021	3,885,000	3,947,626
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	3,616,000	3,551,635
3.63%, 10/15/2020	3,811,000	3,848,081
Fiserv, Inc.:
2.70%, 6/1/2020	5,516,000	5,508,112
4.75%, 6/15/2021	389,000	403,638
Microsoft Corp.:
1.55%, 8/8/2021	14,322,000	14,027,969
2.00%, 11/3/2020	12,074,000	11,992,138
2.38%, 2/12/2022	16,046,000	16,026,424
2.40%, 2/6/2022	1,639,000	1,636,935
3.00%, 10/1/2020	4,545,000	4,583,678
4.00%, 2/8/2021 (a)	944,000	970,715
Oracle Corp.:
1.90%, 9/15/2021	23,360,000	22,976,429
2.80%, 7/8/2021	3,736,000	3,751,729
3.88%, 7/15/2020	5,269,000	5,358,995
VMware, Inc. 2.30%, 8/21/2020	4,443,500	4,402,309
		115,728,669
TELECOMMUNICATIONS — 2.9%
AT&T, Inc.:
2.45%, 6/30/2020	13,436,000	13,382,122
2.80%, 2/17/2021	7,223,000	7,210,938
3.00%, 2/15/2022	250,000	250,908
3.00%, 6/30/2022	150,000	150,279
3.20%, 3/1/2022	10,204,000	10,287,367
3.80%, 3/15/2022	4,638,000	4,756,547
3.88%, 8/15/2021	5,961,000	6,108,416
4.45%, 5/15/2021	3,923,000	4,048,771
4.60%, 2/15/2021	3,920,000	4,042,108
Cisco Systems, Inc.:
1.85%, 9/20/2021	12,176,000	11,968,643
2.20%, 2/28/2021	12,162,000	12,067,258
2.45%, 6/15/2020	7,145,000	7,133,925
2.90%, 3/4/2021 (a)	2,892,000	2,915,772
Corning, Inc. 4.25%, 8/15/2020	544,000	555,810
Juniper Networks, Inc. 3.30%, 6/15/2020	3,543,000	3,561,069
Motorola Solutions, Inc. 3.50%, 9/1/2021 (a)	1,816,000	1,834,777
Orange SA:
1.63%, 11/3/2019	2,633,000	2,613,463
4.13%, 9/14/2021	7,390,000	7,643,477
Telefonica Emisiones SAU:
Security Description	Principal Amount	Value
5.13%, 4/27/2020	$4,501,000	$4,605,738
5.46%, 2/16/2021	11,214,000	11,729,732
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	3,000,000	3,045,240
Verizon Communications, Inc.:
3.13%, 3/16/2022	11,850,000	11,990,896
3.45%, 3/15/2021	7,515,000	7,628,101
3.50%, 11/1/2021	2,648,000	2,702,258
4.60%, 4/1/2021	6,522,000	6,765,727
Vodafone Group PLC 4.38%, 3/16/2021	2,328,000	2,395,582
		151,394,924
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	2,752,000	2,763,036
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	3,579,000	3,641,561
Canadian National Railway Co. 2.85%, 12/15/2021	75,000	75,158
CSX Corp.:
3.70%, 10/30/2020	2,732,000	2,763,773
4.25%, 6/1/2021	1,111,000	1,139,619
FedEx Corp.:
2.30%, 2/1/2020	3,784,000	3,769,810
3.40%, 1/14/2022	2,089,000	2,115,071
Norfolk Southern Railway Co. 9.75%, 6/15/2020	2,914,000	3,152,715
Ryder System, Inc.:
Series MTN, 2.50%, 5/11/2020	1,279,000	1,273,590
Series MTN, 2.65%, 3/2/2020	2,028,000	2,024,147
Series MTN, 2.88%, 9/1/2020	805,000	804,106
Series MTN, 3.45%, 11/15/2021	4,000	4,044
Series MTN, 3.50%, 6/1/2021	4,209,000	4,255,636
Union Pacific Corp.:
2.25%, 6/19/2020	1,414,000	1,408,146
2.95%, 3/1/2022	2,153,000	2,168,286
3.20%, 6/8/2021	10,037,000	10,152,526
4.00%, 2/1/2021	1,413,000	1,442,376
United Parcel Service of America, Inc. 8.38%, 4/1/2020	827,000	874,420
United Parcel Service, Inc.:
2.05%, 4/1/2021	5,255,000	5,212,172
3.13%, 1/15/2021	7,431,000	7,522,476
		53,799,632
TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 7/30/2019	50,000	49,879

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 3/30/2020	$3,387,000	$3,376,941
		3,426,820
TOTAL CORPORATE BONDS & NOTES (Cost $5,099,988,442)		5,120,864,340
	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g)	70,128,506	70,128,506
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	35,466,005	35,466,005
TOTAL SHORT-TERM INVESTMENTS (Cost $105,594,511)		105,594,511
TOTAL INVESTMENTS — 101.4% (Cost $5,205,582,953)		5,226,458,851
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(74,507,185)
NET ASSETS — 100.0%		$5,151,951,666

(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
(h)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,120,864,340	$—	$5,120,864,340
Short-Term Investments	105,594,511	—	—	105,594,511
TOTAL INVESTMENTS	$105,594,511	$5,120,864,340	$—	$5,226,458,851
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,104,153	$31,104,153	$660,939,980	$621,915,627	$—	$—	70,128,506	$70,128,506	$227,892	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,374,285	18,374,285	155,741,658	138,649,938	—	—	35,466,005	35,466,005	52,253	—
Total		$49,478,438	$816,681,638	$760,565,565	$—	$—		$105,594,511	$280,145	$—
See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
7.88%, 2/15/2021	$1,430,700	$1,575,486
8.00%, 11/15/2021	3,161,000	3,617,073
8.13%, 5/15/2021	863,300	966,337
8.13%, 8/15/2021	2,877,000	3,260,670
8.75%, 5/15/2020	409,000	437,696
8.75%, 8/15/2020	2,706,600	2,937,508
Treasury Notes:
1.13%, 4/30/2020	7,799,700	7,695,001
1.13%, 2/28/2021	11,760,400	11,502,488
1.13%, 6/30/2021	10,242,100	9,993,517
1.13%, 7/31/2021	9,189,100	8,952,325
1.13%, 8/31/2021	9,758,600	9,499,249
1.13%, 9/30/2021	11,357,100	11,053,829
1.25%, 3/31/2021	10,557,200	10,348,881
1.25%, 10/31/2021	10,164,700	9,909,956
1.38%, 4/30/2020	11,521,400	11,396,950
1.38%, 5/31/2020	6,588,600	6,511,546
1.38%, 8/31/2020	10,326,500	10,183,318
1.38%, 9/15/2020	7,452,600	7,351,052
1.38%, 9/30/2020	10,651,300	10,497,083
1.38%, 10/31/2020	10,143,200	9,990,446
1.38%, 1/31/2021	11,759,700	11,561,922
1.38%, 4/30/2021	8,802,500	8,642,082
1.38%, 5/31/2021	9,873,600	9,686,338
1.50%, 4/15/2020	7,367,700	7,300,323
1.50%, 5/15/2020	7,440,900	7,369,296
1.50%, 5/31/2020	12,476,700	12,348,300
1.50%, 6/15/2020	7,047,500	6,973,076
1.50%, 7/15/2020	6,838,300	6,762,296
1.50%, 8/15/2020	6,549,700	6,471,789
1.50%, 1/31/2022	9,602,600	9,407,588
1.63%, 6/30/2020	12,924,500	12,802,589
1.63%, 7/31/2020	11,362,100	11,249,048
1.63%, 10/15/2020	6,929,500	6,854,002
1.63%, 11/30/2020	10,959,900	10,833,388
1.75%, 10/31/2020	7,827,500	7,754,530
1.75%, 11/15/2020	8,243,900	8,166,906
1.75%, 12/31/2020	10,846,200	10,740,094
1.75%, 11/30/2021	10,674,600	10,537,221
1.75%, 2/28/2022	7,462,100	7,359,078
1.75%, 3/31/2022	6,250,000	6,161,811
1.88%, 6/30/2020	4,855,700	4,824,943
1.88%, 12/15/2020	8,379,000	8,316,221
1.88%, 11/30/2021	9,794,500	9,698,371
1.88%, 1/31/2022	10,516,900	10,411,007
1.88%, 2/28/2022	10,264,100	10,158,662
1.88%, 3/31/2022	12,000,000	11,879,154
2.00%, 7/31/2020	7,175,800	7,141,092
2.00%, 9/30/2020	6,518,500	6,484,560
2.00%, 11/30/2020	6,726,500	6,689,348
2.00%, 1/15/2021	8,077,300	8,033,008
2.00%, 2/28/2021	7,512,600	7,469,878
Security Description	Principal Amount	Value
2.00%, 5/31/2021	$8,353,700	$8,304,901
2.00%, 8/31/2021	10,676,100	10,609,264
2.00%, 10/31/2021	10,125,300	10,060,314
2.00%, 11/15/2021	13,352,100	13,269,055
2.00%, 12/31/2021	10,584,400	10,519,797
2.00%, 2/15/2022	9,195,800	9,136,984
2.13%, 8/31/2020	9,126,700	9,096,987
2.13%, 1/31/2021	7,295,800	7,271,707
2.13%, 6/30/2021	8,333,100	8,306,751
2.13%, 8/15/2021	13,316,400	13,271,042
2.13%, 9/30/2021	9,719,100	9,687,733
2.13%, 12/31/2021	9,764,600	9,733,158
2.25%, 2/15/2021	10,393,000	10,382,176
2.25%, 3/31/2021 (a)	13,157,400	13,150,907
2.25%, 4/30/2021	12,999,500	12,991,450
2.25%, 7/31/2021	9,064,600	9,060,230
2.38%, 4/30/2020	12,990,100	12,986,868
2.38%, 12/31/2020	7,483,800	7,489,826
2.38%, 3/15/2021	9,187,100	9,202,731
2.38%, 4/15/2021	13,186,600	13,211,072
2.38%, 3/15/2022	12,000,000	12,051,811
2.50%, 5/31/2020	11,952,200	11,968,437
2.50%, 6/30/2020	10,859,000	10,873,706
2.50%, 12/31/2020	11,795,900	11,831,641
2.50%, 1/31/2021	12,494,200	12,537,432
2.50%, 2/28/2021	12,164,600	12,212,148
2.50%, 1/15/2022	14,913,200	15,014,918
2.50%, 2/15/2022	12,241,900	12,331,750
2.63%, 7/31/2020	13,534,200	13,578,112
2.63%, 8/15/2020	11,559,900	11,597,052
2.63%, 8/31/2020	11,870,000	11,910,954
2.63%, 11/15/2020	17,796,300	17,873,581
2.63%, 5/15/2021	10,017,300	10,087,840
2.63%, 6/15/2021	10,598,300	10,682,040
2.63%, 7/15/2021	13,867,600	13,977,362
2.63%, 12/15/2021	12,797,800	12,925,649
2.75%, 9/30/2020	14,006,400	14,086,730
2.75%, 11/30/2020 (b)	20,980,900	21,122,447
2.75%, 8/15/2021	16,737,800	16,924,875
2.75%, 9/15/2021	14,002,100	14,166,652
2.88%, 10/31/2020	12,576,000	12,678,039
2.88%, 10/15/2021	14,502,600	14,722,405
2.88%, 11/15/2021	18,898,200	19,194,052
3.13%, 5/15/2021	10,191,700	10,366,163
3.50%, 5/15/2020	10,347,700	10,472,763
3.63%, 2/15/2021	15,813,200	16,191,636
TOTAL U.S. TREASURY OBLIGATIONS (Cost $972,190,725)		976,891,480

See accompanying notes to schedules of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $13,332,964)	13,332,964	$13,332,964
TOTAL INVESTMENTS — 100.6% (Cost $985,523,689)		990,224,444
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(5,425,189)
NET ASSETS — 100.0%		$984,799,255
(a)	When-issued security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$976,891,480	$—	$976,891,480
Short-Term Investment	13,332,964	—	—	13,332,964
TOTAL INVESTMENTS	$13,332,964	$976,891,480	$—	$990,224,444
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,401,794	$9,401,794	$93,278,684	$89,347,514	$—	$—	13,332,964	$13,332,964	$26,757	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	30,665,627	30,665,627	—	—	—	—	1,639	—
Total		$9,401,794	$123,944,311	$120,013,141	$—	$—		$13,332,964	$28,396	$—
See accompanying notes to schedules of investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$2,651,336,873	$387,757,635	$130,032,440	$257,725,195
SPDR FactSet Innovative Technology ETF	73,178,509	11,027,461	3,253,159	7,774,302
SPDR Global Dow ETF	85,665,688	22,296,622	11,809,394	10,487,228
SPDR Kensho Clean Power ETF	2,994,120	395,733	30,475	365,258
SPDR Kensho Final Frontiers ETF	3,007,962	201,038	193,898	7,140
SPDR Kensho Future Security ETF	13,235,558	1,388,474	577,556	810,918
SPDR Kensho Intelligent Structures ETF	8,750,384	307,333	677,468	(370,135)
SPDR Kensho New Economies Composite ETF	4,973,388	743,266	237,660	505,606
SPDR Kensho Smart Mobility ETF	7,458,930	226,949	840,715	(613,766)
SPDR MSCI USA StrategicFactors ETF	213,249,527	15,494,510	4,531,219	10,963,291
SPDR NYSE Technology ETF	354,155,370	75,184,507	10,784,540	64,399,967
SPDR Portfolio Large Cap ETF	2,117,758,367	143,323,978	102,819,458	40,504,520
SPDR Portfolio Mid Cap ETF	1,438,128,252	84,460,246	120,150,869	(35,690,623)
SPDR Portfolio S&P 500 Growth ETF	4,190,681,071	396,872,267	43,203,075	353,669,192
SPDR Portfolio S&P 500 High Dividend ETF	1,425,274,131	65,431,886	57,340,619	8,091,267
SPDR Portfolio S&P 500 Value ETF	2,492,051,667	145,657,297	118,060,020	27,597,277
SPDR Portfolio Small Cap ETF	1,383,405,247	55,525,538	191,687,698	(136,162,160)
SPDR Portfolio Total Stock Market ETF	2,986,935,340	272,280,672	152,765,778	119,514,894
SPDR Russell 1000 Low Volatility Focus ETF	413,175,500	89,680,742	19,064,980	70,615,762
SPDR Russell 1000 Momentum Focus ETF	395,595,448	50,156,086	18,777,104	31,378,982
SPDR Russell 1000 Yield Focus ETF	390,972,448	50,763,754	26,073,764	24,689,990
SPDR S&P 1500 Momentum Tilt ETF	41,204,632	2,696,142	775,289	1,920,853
SPDR S&P 1500 Value Tilt ETF	21,537,446	849,913	2,050,145	(1,200,232)
SPDR S&P 400 Mid Cap Growth ETF	1,488,057,312	186,201,558	36,270,747	149,930,811
SPDR S&P 400 Mid Cap Value ETF	1,419,971,826	77,341,022	59,133,243	18,207,779
SPDR S&P 500 Buyback ETF	23,354,339	978,210	1,799,562	(821,352)
SPDR S&P 500 Fossil Fuel Reserves Free ETF	286,330,626	57,445,239	10,836,402	46,608,837
SPDR S&P 600 Small Cap ETF	1,220,863,023	162,508,436	117,356,462	45,151,974
SPDR S&P 600 Small Cap Growth ETF	1,850,808,698	200,254,540	82,399,797	117,854,743
SPDR S&P 600 Small Cap Value ETF	2,064,213,687	156,454,200	160,068,918	(3,614,718)
SPDR S&P Aerospace & Defense ETF	1,336,684,983	45,698,568	78,394,340	(32,695,772)
SPDR S&P Bank ETF	2,405,033,082	20,461,787	325,311,137	(304,849,350)
SPDR S&P Biotech ETF	5,400,891,848	99,607,125	797,878,134	(698,271,009)
SPDR S&P Capital Markets ETF	42,690,471	1,748,623	7,210,199	(5,461,576)
SPDR S&P Dividend ETF	15,520,333,893	3,066,035,374	230,820,498	2,835,214,876
SPDR S&P Health Care Equipment ETF	671,924,404	40,628,395	50,956,463	(10,328,068)
SPDR S&P Health Care Services ETF	123,666,063	4,980,619	22,293,147	(17,312,528)
SPDR S&P Homebuilders ETF	837,637,834	10,868,596	124,424,328	(113,555,732)
SPDR S&P Insurance ETF	720,390,143	27,718,103	49,955,511	(22,237,408)
SPDR S&P Internet ETF	60,855,536	3,506,416	7,100,848	(3,594,432)
SPDR S&P Metals & Mining ETF	663,168,576	1,021,255	189,159,756	(188,138,501)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Oil & Gas Equipment & Services ETF	$335,286,847	$3,189,638	$105,392,868	$(102,203,230)
SPDR S&P Oil & Gas Exploration & Production ETF	2,899,821,413	2,241,836	809,466,889	(807,225,053)
SPDR S&P Pharmaceuticals ETF	298,915,511	15,079,998	60,603,578	(45,523,580)
SPDR S&P Regional Banking ETF	3,036,833,445	2,934,243	568,420,564	(565,486,321)
SPDR S&P Retail ETF	350,357,042	980,440	68,772,431	(67,791,991)
SPDR S&P Semiconductor ETF	318,720,653	15,466,746	27,589,473	(12,122,727)
SPDR S&P Software & Services ETF	201,006,323	17,675,843	4,449,064	13,226,779
SPDR S&P Technology Hardware ETF	6,971,338	598,592	197,403	401,189
SPDR S&P Telecom ETF	111,125,280	7,065,286	12,864,780	(5,799,494)
SPDR S&P Transportation ETF	169,061,841	5,580,027	20,426,989	(14,846,962)
SPDR SSGA Gender Diversity Index ETF	242,413,716	31,772,642	11,418,565	20,354,077
SPDR SSGA US Large Cap Low Volatility Index ETF	301,278,782	15,429,271	1,037,882	14,391,389
SPDR SSGA US Small Cap Low Volatility Index ETF	220,463,524	10,288,267	8,518,072	1,770,195
SPDR Wells Fargo® Preferred Stock ETF	754,584,269	2,546,773	14,245,926	(11,699,153)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	314,019,403	2,134,273	203,657	1,930,616
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,065,317,085	153,094	11,774	141,320
SPDR Bloomberg Barclays Convertible Securities ETF	3,974,406,406	394,570,059	277,875,062	116,694,997
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	773,984,877	7,671,296	47,568,755	(39,897,459)
SPDR Bloomberg Barclays High Yield Bond ETF	10,439,287,214	37,944,069	298,832,137	(260,888,068)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	681,460,343	3,550,888	2,276,716	1,274,172
SPDR Bloomberg Barclays International Corporate Bond ETF	183,565,932	568,309	10,129,348	(9,561,039)
SPDR Bloomberg Barclays International Treasury Bond ETF	1,139,255,562	14,648,340	55,892,299	(41,243,959)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	4,013,419,698	2,447,900	7,424,499	(4,976,599)
SPDR Bloomberg Barclays Corporate Bond ETF	53,087,367	1,243,926	189,036	1,054,890
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	291,091,271	1,783,693	3,116,945	(1,333,252)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,430,316,794	19,062,166	100,025,975	(80,963,809)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	264,271,678	946,189	7,560,742	(6,614,553)
SPDR Bloomberg Barclays TIPS ETF	1,583,053,924	18,335,441	1,634,914	16,700,527
SPDR ICE BofAML Broad High Yield Bond ETF	63,047,870	694,813	800,870	(106,057)
SPDR FTSE International Government Inflation-Protected Bond ETF	439,847,088	26,859,799	22,630,872	4,228,927
SPDR Dorsey Wright Fixed Income Allocation ETF	141,913,930	2,276,887	858,965	1,417,922
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	2,785,999,830	66,524,001	987,668	65,536,333
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,542,261,403	22,512,256	9,452,919	13,059,337
SPDR Nuveen S&P High Yield Municipal Bond ETF	724,135,383	28,692,368	3,702,132	24,990,236
SPDR Portfolio Aggregate Bond ETF	3,708,172,917	56,008,783	15,826,938	40,181,845
SPDR Portfolio Intermediate Term Corporate Bond ETF	4,308,882,308	50,076,320	9,172,101	40,904,219
SPDR Portfolio Long Term Corporate Bond ETF	483,904,617	11,793,490	4,262,593	7,530,897
SPDR Portfolio Long Term Treasury ETF	1,648,219,614	23,610,850	2,736,079	20,874,771
SPDR Portfolio Short Term Corporate Bond ETF	5,205,582,953	28,249,155	7,373,257	20,875,898
SPDR Portfolio Short Term Treasury ETF	985,594,286	4,771,237	141,079	4,630,158
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings. Effective April 1, 2019 (the “Effective Date”), the name of the SPDR ICE BofAML Crossover Corporate

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Bond ETF was changed to the SPDR ICE BofAML Broad High Yield Bond ETF and its benchmark index was changed from the ICE BofAML US Diversified Crossover Corporate Index to ICE BofAML US High Yield index (the “New Index”). Accordingly, as of the Effective Date, the SPDR ICE BofAML Broad High Yield Bond ETF has a principal investment strategy to track the New Index.
Other information regarding the Fund's is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds'website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.